UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-04146

JOHN HANCOCK TRUST
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
-------------------------------------------------------------
(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-3000
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Date of fiscal year end: 12/31
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Date of reporting period: 6/30/07
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four annual reports to shareholders for the period ended June 30, 2007. The first report applies to 74 of the Registrant’s portfolios, the second report applies to 14 of the Registrant’s portfolios, the third report applies to 10 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

the future is yours

John Hancock Trust

Semiannual Report
June 30, 2007
Unaudited Financial Statements

0807: 1115015

John Hancock Trust

President’s Message

To Our Shareholders:

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers. The funds on the following pages are intended to give you just such a range of choices with which to diversify.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

John Hancock Trust

Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	10
Statements of Assets and Liabilities	19
Statements of Operations	38
Statements of Changes in Net Assets	57
Financial Highlights	70
Portfolio of Investments (See below for each Portfolio’s page #)	144
Notes to Financial Statements	353
Results of the Special Meeting of Shareholders	399
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	400
For More Information	425

Portfolio	Portfolio of Investments
All Cap Core Trust	144
All Cap Growth Trust	146
All Cap Value Trust	148
American Asset Allocation Trust	150
American Blue Chip Income and Growth Trust	150
American Bond Trust	150
American Global Growth Trust	150
American Global Small Capitalization Trust	151
American Growth Trust	151
American Growth-Income Trust	151
American High-Income Bond Trust	151
American International Trust	151
American New World Trust	151
Blue Chip Growth Trust	151
Capital Appreciation Trust	154
Classic Value Trust	155
Core Equity Trust	156
Dynamic Growth Trust	157
Emerging Growth Trust	158
Emerging Markets Value Trust	160
Emerging Small Company Trust	171
Equity-Income Trust	173
Financial Services Trust	176
Franklin Templeton Founding Allocation Trust	176
Fundamental Value Trust	177
Global Trust	178
Global Allocation Trust	180
Global Real Estate Trust	187
Growth & Income Trust	190
Health Sciences Trust	192
Income & Value Trust	194
International Core Trust	205
International Opportunities Trust	209
International Small Cap Trust	210
International Small Company Trust	212
International Value Trust	233
Large Cap Trust	235
Large Cap Value Trust	237
Managed Trust	239
Mid Cap Intersection Trust	251
Mid Cap Stock Trust	254
Mid Cap Value Trust	256
Mid Cap Value Equity Trust	257
Mid Value Trust	259
Money Market Trust	262
Money Market Trust B	263
Mutual Shares Trust	263
Natural Resources Trust	266
Overseas Equity Trust	267
Pacific Rim Trust	270
Quantitative All Cap Trust	272
Quantitative Mid Cap Trust	274
Quantitative Value Trust	276
Real Estate Equity Trust	278
Real Estate Securities Trust	278
Science & Technology Trust	279
Small Cap Trust	281
Small Cap Growth Trust	282
Small Cap Intrinsic Value Trust	285
Small Cap Opportunities Trust	286
Small Cap Value Trust	288
Small Company Trust	290
Small Company Growth Trust	294
Small Company Value Trust	296
Special Value Trust	299
Spectrum Income Trust	301
U.S. Core Trust	330
U.S. Global Leaders Growth Trust	334
U.S. Large Cap Trust	335
U.S. Multi Sector Trust	337
Utilities Trust	344
Value Trust	346
Value & Restructuring Trust	347
Vista Trust	349

John Hancock Trust

Sector Weightings*

All Cap Core Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	17.74
Financial	15.86
Energy	10.43
Consumer, Cyclical	10.26
Technology	10.12
Industrial	8.75
Communications	8.15
Basic Materials	3.95
Utilities	2.71
Government	0.42

All Cap Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.73
Industrial	16.96
Technology	14.65
Communications	13.50
Consumer, Cyclical	13.07
Financial	10.47
Energy	5.25
Basic Materials	1.18

All Cap Value Trust

Sector Weighting	% of Total
Industrial	24.55
Consumer, Non-cyclical	17.18
Energy	13.49
Financial	12.09
Communications	10.94
Basic Materials	8.89
Consumer, Cyclical	5.05
Utilities	3.52
Technology	2.85

American Asset Allocation Trust

Sector Weighting	% of Total
Funds	100.00

American Blue Chip Income & Growth Trust

Sector Weighting	% of Total
Funds	100.00

American Bond Trust

Sector Weighting	% of Total
Funds	100.00

American Global Growth Trust

Sector Weighting	% of Total
Funds	100.00

American Global Small Capitalization Trust

Sector Weighting	% of Total
Funds	100.00

American Growth Trust

Sector Weighting	% of Total
Funds	100.00

American Growth-Income Trust

Sector Weighting	% of Total
Funds	100.00

American High-Income Bond Trust

Sector Weighting	% of Total
Funds	100.00

American International Trust

Sector Weighting	% of Total
Funds	100.00

American New World Trust

Sector Weighting	% of Total
Funds	100.00

Blue Chip Growth Trust

Sector Weighting	% of Total
Financial	19.29
Consumer, Non-cyclical	18.36
Communications	16.44
Technology	14.72
Consumer, Cyclical	9.52
Industrial	9.25
Energy	8.03
Basic Materials	1.19

Capital Appreciation Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	25.50
Communications	19.70
Technology	17.53
Consumer, Cyclical	11.22
Financial	10.71
Industrial	6.31
Energy	2.44
Basic Materials	1.47

Classic Value Trust

Sector Weighting	% of Total
Financial	32.82
Consumer, Non-cyclical	14.89
Consumer, Cyclical	14.63
Technology	9.46
Industrial	7.06
Mortgage Securities	4.56
Government	4.16
Communications	3.77
Utilities	3.48
Energy	2.24

Core Equity Trust

Sector Weighting	% of Total
Communications	40.31
Financial	13.98
Consumer, Non-cyclical	11.71
Industrial	10.43
Consumer, Cyclical	9.88
Technology	7.50
Utilities	5.19

Dynamic Growth Trust

Sector Weighting	% of Total
Consumer, Cyclical	24.05
Communications	17.59
Industrial	11.30
Consumer, Non-cyclical	10.93
Financial	7.52
Energy	7.07
Technology	6.81
Basic Materials	0.96

Emerging Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	25.51
Industrial	13.59
Technology	12.13
Consumer, Cyclical	10.41
Communications	7.05
Financial	5.25
Energy	4.20
Government	1.29
Basic Materials	0.26

Emerging Markets Value Trust

Sector Weighting	% of Total
Financial	22.98
Basic Materials	18.25
Industrial	15.56
Consumer, Cyclical	11.73
Energy	7.33
Consumer, Non-cyclical	7.08
Diversified	4.16
Technology	4.14
Communications	3.29
Utilities	2.36

Emerging Small Company Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	18.30
Consumer, Cyclical	17.43
Financial	12.46
Communications	9.88
Technology	8.67
Industrial	7.01
Energy	4.75
Other	0.91

John Hancock Trust

Sector Weightings*

Equity-Income Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	19.55
Financial	16.02
Communications	13.54
Industrial	12.36
Energy	11.39
Consumer, Cyclical	6.09
Technology	4.79
Basic Materials	4.42
Utilities	3.96
Government	0.48

Financial Services Trust

Sector Weighting	% of Total
Financial	74.24
Consumer, Non-cyclical	10.56
Industrial	6.82

Franklin Templeton Founding
Allocation Trust

Sector Weighting	% of Total
Funds	100.00

Fundamental Value Trust

Sector Weighting	% of Total
Financial	35.96
Consumer, Non-cyclical	13.53
Energy	12.51
Communications	10.29
Consumer, Cyclical	9.81
Industrial	9.64
Technology	3.76
Diversified	0.70
Basic Materials	0.53

Global Trust

Sector Weighting	% of Total
Financial	20.51
Communications	18.18
Consumer, Non-cyclical	12.78
Industrial	10.71
Technology	10.18
Energy	7.53
Consumer, Cyclical	5.64
Basic Materials	1.60
Utilities	0.10

Global Allocation Trust

Sector Weighting	% of Total
Financial	16.71
Government	13.88
Mortgage Securities	12.26
Consumer, Non-cyclical	11.89
Communications	8.48
Consumer, Cyclical	7.48
Industrial	6.98
Technology	6.72
Funds	4.93
Energy	4.43

Global Real Estate Trust

Sector Weighting	% of Total
Financial	88.73
Consumer, Non-cyclical	3.76
Consumer, Cyclical	2.49

Growth & Income Trust

Sector Weighting	% of Total
Financial	21.65
Consumer, Non-cyclical	18.72
Communications	11.49
Energy	11.20
Technology	10.83
Industrial	10.22
Consumer, Cyclical	7.22
Utilities	3.56
Basic Materials	3.25
Funds	0.85

Health Sciences Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	91.55
Consumer, Cyclical	3.00
Basic Materials	1.53
Financial	1.16
Technology	1.11
Industrial	0.96
Funds	0.12
Communications	0.04

Income & Value Trust

Sector Weighting	% of Total
Financial	15.01
Consumer, Non-cyclical	13.62
Mortgage Securities	12.83
Communications	10.15
Technology	9.65
Industrial	8.62
Consumer, Cyclical	7.15
Government	7.05
Energy	5.71
Asset Backed Securities	2.40

International Core Trust

Sector Weighting	% of Total
Financial	20.59
Consumer, Cyclical	14.12
Consumer, Non-cyclical	13.06
Energy	9.48
Basic Materials	7.14
Communications	6.57
Industrial	6.50
Utilities	4.09
Technology	2.48
Diversified	0.33

International Opportunities Trust

Sector Weighting	% of Total
Consumer, Cyclical	16.24
Financial	16.02
Consumer, Non-cyclical	12.07
Communications	9.58
Industrial	8.20
Basic Materials	5.37
Energy	4.08
Utilities	2.80
Technology	2.69
Diversified	0.89

International Small Cap Trust

Sector Weighting	% of Total
Consumer, Cyclical	21.45
Industrial	21.40
Consumer, Non-cyclical	17.40
Financial	8.71
Communications	7.94
Basic Materials	5.51
Technology	5.24
Energy	3.15
Utilities	2.17
Diversified	1.82

International Small Company Trust

Sector Weighting	% of Total
Industrial	23.89
Consumer, Cyclical	15.74
Consumer, Non-cyclical	13.65
Financial	11.32
Basic Materials	7.73
Communications	4.08
Technology	3.98
Energy	3.25
Diversified	1.71
Utilities	0.69

John Hancock Trust

Sector Weightings*

International Value Trust

Sector Weighting	% of Total
Financial	20.39
Communications	19.77
Consumer, Non-cyclical	12.45
Industrial	8.54
Energy	7.46
Consumer, Cyclical	6.60
Technology	4.63
Basic Materials	2.95
Utilities	1.68
Diversified	1.30

Large Cap Trust

Sector Weighting	% of Total
Financial	20.57
Consumer, Non-cyclical	18.28
Technology	12.36
Communications	11.73
Consumer, Cyclical	11.53
Industrial	10.31
Utilities	5.81
Energy	5.77
Mortgage Securities	0.99
Funds	0.48

Large Cap Value Trust

Sector Weighting	% of Total
Financial	23.07
Energy	17.43
Consumer, Non-cyclical	17.39
Industrial	10.92
Technology	9.04
Communications	7.06
Basic Materials	5.75
Consumer, Cyclical	5.67
Utilities	0.14

Managed Trust

Sector Weighting	% of Total
Mortgage Securities	16.18
Financial	14.93
Consumer, Non-cyclical	14.26
Consumer, Cyclical	12.01
Government	11.08
Energy	6.86
Communications	6.77
Technology	6.40
Asset Backed Securities	4.24
Industrial	2.72

Mid Cap Intersection Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	17.71
Financial	15.21
Industrial	15.20
Consumer, Cyclical	14.33
Technology	11.05
Energy	8.04
Utilities	7.59
Communications	4.20
Basic Materials	4.19
Government	0.06

Mid Cap Stock Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.29
Technology	13.89
Industrial	13.76
Communications	9.75
Consumer, Cyclical	9.33
Energy	8.78
Basic Materials	8.48
Financial	2.77

Mid Cap Value Trust

Sector Weighting	% of Total
Communications	23.49
Consumer, Non-cyclical	15.09
Industrial	10.78
Consumer, Cyclical	9.37
Basic Materials	9.29
Utilities	8.37
Financial	7.57
Energy	6.25
Technology	3.16

Mid Cap Value Equity Trust

Sector Weighting	% of Total
Financial	19.33
Industrial	18.32
Consumer, Cyclical	11.43
Energy	10.44
Consumer, Non-cyclical	9.02
Basic Materials	7.67
Utilities	6.28
Communications	5.81
Technology	5.65
Asset Backed Securities	1.63

Mid Value Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	20.95
Financial	17.34
Communications	10.93
Industrial	7.58
Consumer, Cyclical	7.33
Energy	6.77
Basic Materials	6.56
Technology	5.98
Utilities	4.53

Money Market Trust

Sector Weighting	% of Total
Government	76.78
Financial	20.92
Technology	2.30

Money Market Trust B

Sector Weighting	% of Total
Government	75.87
Financial	23.60
Technology	0.53

Mutual Shares Trust

Sector Weighting	% of Total
Financial	24.40
Consumer, Non-cyclical	19.75
Government	15.87
Communications	9.43
Basic Materials	6.82
Consumer, Cyclical	6.49
Industrial	5.34
Utilities	4.30
Technology	3.95
Energy	2.93
Diversified	0.53

Natural Resources Trust

Sector Weighting	% of Total
Energy	60.07
Basic Materials	30.18

John Hancock Trust

Sector Weightings*

Overseas Equity Trust

Sector Weighting	% of Total
Financial	22.71
Industrial	12.06
Consumer, Non-cyclical	11.05
Consumer, Cyclical	10.12
Basic Materials	8.99
Communications	8.01
Energy	7.65
Technology	4.90
Utilities	2.58
Diversified	0.60

Pacific Rim Trust

Sector Weighting	% of Total
Financial	28.09
Industrial	21.32
Consumer, Cyclical	12.46
Basic Materials	11.58
Consumer, Non-cyclical	8.64
Technology	7.40
Communications	4.67
Energy	3.68
Diversified	1.33
Utilities	0.83

Quantitative All Cap Trust

Sector Weighting	% of Total
Financial	20.93
Consumer, Non-cyclical	14.92
Industrial	12.75
Technology	11.99
Consumer, Cyclical	10.43
Energy	9.81
Communications	9.56
Utilities	2.53
Basic Materials	2.33

Quantitative Mid Cap Trust

Sector Weighting	% of Total
Financial	20.26
Industrial	16.55
Consumer, Non-cyclical	14.00
Consumer, Cyclical	13.61
Technology	12.74
Energy	7.56
Utilities	5.42
Communications	5.06
Basic Materials	1.56

Quantitative Value Trust

Sector Weighting	% of Total
Financial	33.50
Energy	12.07
Industrial	11.77
Communications	10.37
Consumer, Non-cyclical	10.14
Technology	5.53
Utilities	5.18
Consumer, Cyclical	5.01
Basic Materials	2.57
Government	1.23

Real Estate Equity Trust

Sector Weighting	% of Total
Financial	88.29
Consumer, Cyclical	3.40
Basic Materials	1.99

Real Estate Securities Trust

Sector Weighting	% of Total
Financial	90.23
Consumer, Cyclical	1.54

Science & Technology Trust

Sector Weighting	% of Total
Technology	45.97
Communications	32.98
Industrial	5.62
Consumer, Cyclical	3.01
Energy	2.70
Basic Materials	1.62
Consumer, Non-cyclical	1.51

Small Cap Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	23.05
Financial	16.90
Consumer, Cyclical	12.45
Industrial	10.46
Communications	8.42
Technology	8.10
Basic Materials	4.93
Energy	3.95
Funds	3.92
Utilities	1.19

Small Cap Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	26.08
Industrial	14.94
Technology	13.36
Communications	10.12
Consumer, Cyclical	9.42
Financial	6.55
Energy	5.72
Basic Materials	2.20
Diversified	0.52

Small Cap Intrinsic Value Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	19.09
Consumer, Cyclical	14.76
Financial	13.11
Energy	11.94
Industrial	9.19
Utilities	6.97
Communications	6.78
Diversified	6.27
Government	5.96
Basic Materials	4.44

Small Cap Opportunities Trust

Sector Weighting	% of Total
Financial	25.31
Consumer, Cyclical	15.84
Industrial	14.68
Consumer, Non-cyclical	7.82
Energy	5.95
Technology	5.63
Communications	4.11
Basic Materials	3.63
Utilities	2.17

Small Cap Value Trust

Sector Weighting	% of Total
Financial	25.23
Industrial	20.45
Consumer, Cyclical	15.04
Consumer, Non-cyclical	13.08
Energy	3.62
Utilities	3.55
Technology	2.08
Communications	1.96
Basic Materials	1.36

John Hancock Trust

Sector Weightings*

Small Company Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.46
Industrial	17.61
Financial	15.46
Consumer, Cyclical	12.12
Technology	6.65
Communications	6.23
Basic Materials	5.37
Utilities	4.47
Energy	4.14

Small Company Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.50
Technology	14.75
Industrial	12.24
Consumer, Cyclical	10.84
Communications	8.06
Financial	6.54
Energy	3.58
Utilities	1.34
Basic Materials	1.01

Small Company Value Trust

Sector Weighting	% of Total
Industrial	21.63
Financial	15.65
Consumer, Non-cyclical	12.82
Consumer, Cyclical	9.37
Energy	8.29
Basic Materials	7.78
Technology	4.90
Utilities	2.99
Communications	2.17

Special Value Trust

Sector Weighting	% of Total
Industrial	21.45
Financial	17.17
Consumer, Cyclical	15.36
Technology	11.07
Consumer, Non-cyclical	10.72
Energy	3.93
Communications	3.90
Basic Materials	1.49
Utilities	1.27

Spectrum Income Trust

Sector Weighting	% of Total
Mortgage Securities	24.36
Government	23.38
Financial	9.00
Communications	7.78
Consumer, Non-cyclical	6.06
Industrial	4.88
Energy	4.35
Consumer, Cyclical	3.97
Utilities	2.32
Basic Materials	2.28

U.S. Core Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	23.93
Consumer, Cyclical	20.74
Financial	14.95
Technology	11.30
Communications	9.69
Energy	9.54
Industrial	4.39
Basic Materials	1.32
Government	1.19
Utilities	0.95

U.S. Global Leaders Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	41.37
Technology	15.64
Consumer, Cyclical	14.08
Industrial	9.71
Communications	6.56
Financial	6.36

U.S. Large Cap Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	19.36
Financial	15.61
Technology	14.51
Communications	12.88
Industrial	11.90
Consumer, Cyclical	9.65
Energy	7.56
Basic Materials	2.19
Utilities	1.28
Government	0.83

U.S. Multi Sector Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	24.80
Consumer, Cyclical	21.71
Financial	9.91
Technology	9.66
Energy	9.64
Industrial	6.48
Communications	6.24
Basic Materials	1.57
Government	1.40
Utilities	0.65

Utilities Trust

Sector Weighting	% of Total
Utilities	51.61
Communications	30.39
Energy	15.16
Financial	0.62

Value Trust

Sector Weighting	% of Total
Financial	24.11
Consumer, Non-cyclical	19.54
Energy	9.18
Consumer, Cyclical	8.37
Utilities	8.37
Industrial	8.17
Communications	5.93
Technology	5.62
Government	4.85
Basic Materials	4.73

Value & Restructuring Trust

Sector Weighting	% of Total
Financial	20.09
Energy	19.51
Industrial	13.17
Communications	9.66
Consumer, Non-cyclical	9.48
Basic Materials	8.66
Consumer, Cyclical	8.11
Technology	1.77
Mortgage Securities	1.00
Utilities	0.46

John Hancock Trust

Sector Weightings*

Vista Trust

Sector Weighting	% of Total
Industrial	23.32
Communications	18.66
Consumer, Non-cyclical	13.97
Consumer, Cyclical	13.21
Technology	8.50
Energy	5.59
Basic Materials	3.77
Financial	2.58
Utilities	1.16

* Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust.

John Hancock Trust

Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of the American Portfolios and Franklin Templeton Founding Allocation Portfolio, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
All Cap Core
Series I — Actual	$1,000.00	$1,062.93	$4.35	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Series II — Actual	1,000.00	1,061.76	5.37	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%
Series NAV — Actual	1,000.00	1,063.35	4.09	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
All Cap Growth
Series I — Actual	$1,000.00	$1,098.21	$4.94	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.08	4.76	0.95%
Series II — Actual	1,000.00	1,097.34	5.98	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.09	5.76	1.15%
Series NAV — Actual	1,000.00	1,098.56	4.68	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.33	4.51	0.90%
All Cap Value
Series I — Actual	$1,000.00	$1,091.34	$4.72	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.28	4.56	0.91%
Series II — Actual	1,000.00	1,090.28	5.75	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.29	5.56	1.11%
Series NAV — Actual	1,000.00	1,093.84	4.46	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
American Asset Allocation ** †
Series II — Actual	$1,000.00	$1,027.20	$1.46	0.86%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.92	1.44	0.86%
American Blue Chip Income & Growth **
Series I — Actual	$1,000.00	$1,070.97	$1.95	0.38%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.91	1.91	0.38%
Series II — Actual	1,000.00	1,070.72	2.72	0.53%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.17	2.66	0.53%
American Bond **
Series I — Actual	$1,000.00	$1,014.21	$1.85	0.37%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.96	1.86	0.37%
Series II — Actual	1,000.00	1,013.55	2.60	0.52%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.22	2.61	0.52%
American Global Growth ** †
Series II — Actual	$1,000.00	$1,028.00	$1.69	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.68	1.68	1.00%
American Global Small Capitalization ** †
Series II — Actual	$1,000.00	$1,088.00	$2.18	1.25%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.27	2.10	1.25%
American Growth **
Series I — Actual	$1,000.00	$1,104.03	$1.93	0.37%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.96	1.86	0.37%
Series II — Actual	1,000.00	1,102.93	2.71	0.52%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.22	2.61	0.52%
American Growth-Income **
Series I — Actual	$1,000.00	$1,078.65	$1.91	0.37%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.96	1.86	0.37%
Series II — Actual	1,000.00	1,077.88	2.68	0.52%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.22	2.61	0.52%
American High-Income Bond ** †
Series II — Actual	$1,000.00	$991.20	$2.08	1.25%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.27	2.10	1.25%
American International **
Series I — Actual	$1,000.00	$1,123.89	$1.95	0.37%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.96	1.86	0.37%
Series II — Actual	1,000.00	1,123.51	2.74	0.52%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.22	2.61	0.52%
American New World ** †
Series II — Actual	$1,000.00	$1,062.40	$2.15	1.25%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.27	2.10	1.25%
Blue Chip Growth
Series I — Actual	$1,000.00	$1,088.35	$4.35	0.84%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.63	4.21	0.84%
Series II — Actual	1,000.00	1,087.70	5.38	1.04%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.64	5.21	1.04%
Series NAV — Actual	1,000.00	1,088.99	4.09	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.88	3.96	0.79%
Capital Appreciation
Series I — Actual	$1,000.00	$1,049.17	$4.17	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.73	4.11	0.82%
Series II — Actual	1,000.00	1,047.93	5.18	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%
Series NAV — Actual	1,000.00	1,048.50	3.91	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.86	0.77%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
Classic Value
Series I — Actual	$1,000.00	$1,064.13	$4.71	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.23	4.61	0.92%
Series II — Actual	1,000.00	1,062.92	5.73	1.12%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.24	5.61	1.12%
Series NAV — Actual	1,000.00	1,064.14	4.45	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.48	4.36	0.87%
Core Equity
Series I — Actual	$1,000.00	$1,049.45	$4.37	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%
Series II — Actual	1,000.00	1,048.33	5.38	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.31	1.06%
Series NAV — Actual	1,000.00	1,050.07	4.12	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.78	4.06	0.81%
Dynamic Growth
Series I — Actual	$1,000.00	$1,122.52	$5.21	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	4.96	0.99%
Series II — Actual	1,000.00	1,121.87	6.26	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.89	5.96	1.19%
Series NAV — Actual	1,000.00	1,125.83	4.95	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%
Emerging Growth
Series I — Actual	$1,000.00	$1,073.55	$5.24	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%
Series II — Actual	1,000.00	1,072.84	6.27	1.22%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.74	6.11	1.22%
Series NAV — Actual	1,000.00	1,074.26	4.99	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.98	4.86	0.97%
Emerging Markets Value †
Series I — Actual	$1,000.00	$1,105.60	$2.06	1.17%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.40	1.96	1.17%
Series NAV — Actual	1,000.00	1,105.60	1.97	1.12%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.48	1.88	1.12%
Emerging Small Company
Series I — Actual	$1,000.00	$1,112.56	$5.60	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.49	5.36	1.07%
Series II — Actual	1,000.00	1,111.71	6.65	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,112.80	5.34	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%
Equity-Income
Series I — Actual	$1,000.00	$1,081.58	$4.39	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Series II — Actual	1,000.00	1,080.49	5.42	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%
Series NAV — Actual	1,000.00	1,081.66	4.13	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
Financial Services
Series I — Actual	$1,000.00	$1,038.41	$4.55	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.33	4.51	0.90%
Series II — Actual	1,000.00	1,037.29	5.56	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Series NAV — Actual	1,000.00	1,038.90	4.30	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
Franklin Templeton Founding Allocation** †
Series NAV — Actual	$1,000.00	$1,014.40	$0.45	0.27%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,007.90	0.45	0.27%
Fundamental Value
Series I — Actual	$1,000.00	$1,067.36	$4.36	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Series II — Actual	1,000.00	1,066.93	5.38	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%
Series NAV — Actual	1,000.00	1,068.03	4.10	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
Global
Series I — Actual	$1,000.00	$1,065.29	$4.97	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.98	4.86	0.97%
Series II — Actual	1,000.00	1,064.27	5.99	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.99	5.86	1.17%
Series NAV — Actual	1,000.00	1,065.24	4.71	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.23	4.61	0.92%
Global Allocation
Series I — Actual	$1,000.00	$1,044.56	$5.12	1.01%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.79	5.06	1.01%
Series II — Actual	1,000.00	1,042.85	6.13	1.21%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.79	6.06	1.21%
Series NAV — Actual	1,000.00	1,044.33	4.87	0.96%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.03	4.81	0.96%
Global Real Estate
Series NAV — Actual	$1,000.00	$1,002.42	$5.21	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%
Growth & Income
Series NAV — Actual	$1,000.00	$1,063.95	$3.48	0.68%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.42	3.41	0.68%
Health Sciences
Series I — Actual	$1,000.00	$1,081.71	$5.83	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.19	5.66	1.13%
Series II — Actual	1,000.00	1,080.52	6.86	1.33%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33%
Series NAV — Actual	1,000.00	1,082.36	5.58	1.08%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.44	5.41	1.08%
Income & Value
Series I — Actual	$1,000.00	$1,048.48	$4.57	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.33	4.51	0.90%
Series II — Actual	1,000.00	1,047.63	5.58	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Series NAV — Actual	1,000.00	1,048.12	4.32	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
International Core
Series I — Actual	$1,000.00	$1,123.91	$5.58	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.31	1.06%
Series II — Actual	1,000.00	1,122.89	6.63	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.55	6.31	1.26%
Series NAV — Actual	1,000.00	1,123.90	5.32	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.79	5.06	1.01%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
International Opportunities
Series I — Actual	$1,000.00	$1,075.51	$5.30	1.03%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.69	5.16	1.03%
Series II — Actual	1,000.00	1,073.15	6.32	1.23%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.16	1.23%
Series NAV — Actual	1,000.00	1,074.98	5.04	0.98%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.93	4.91	0.98%
International Small Cap
Series I — Actual	$1,000.00	$1,202.93	$6.28	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.09	5.76	1.15%
Series II — Actual	1,000.00	1,201.36	7.37	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	1,202.96	5.95	1.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.39	5.46	1.09%
International Small Company
Series NAV — Actual	$1,000.00	$1,143.43	$5.85	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
International Value
Series I — Actual	$1,000.00	$1,086.11	$5.12	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	4.96	0.99%
Series II — Actual	1,000.00	1,085.67	6.15	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.89	5.96	1.19%
Series NAV — Actual	1,000.00	1,086.39	4.86	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%
Large Cap
Series I — Actual	$1,000.00	$1,074.63	$4.01	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.91	0.78%
Series II — Actual	1,000.00	1,074.02	5.04	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.93	4.91	0.98%
Series NAV — Actual	1,000.00	1,075.02	3.76	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.17	3.66	0.73%
Large Cap Value
Series I — Actual	$1,000.00	$1,089.34	$4.66	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.33	4.51	0.90%
Series II — Actual	1,000.00	1,088.42	5.70	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Series NAV — Actual	1,000.00	1,089.97	4.40	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Managed
Series NAV — Actual	$1,000.00	$1,031.73	$3.58	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.27	3.56	0.71%
Mid Cap Intersection †
Series I — Actual	$1,000.00	$1,012.80	$1.68	1.00%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.68	1.68	1.00%
Series II — Actual	1,000.00	1,012.80	2.02	1.20%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.35	2.01	1.20%
Series NAV — Actual	1,000.00	1,012.80	1.60	0.95%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.77	1.59	0.95%
Mid Cap Stock
Series I — Actual	$1,000.00	$1,145.82	$4.95	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.18	4.66	0.93%
Series II — Actual	1,000.00	1,144.02	6.01	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.19	5.66	1.13%
Series NAV — Actual	1,000.00	1,144.88	4.68	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.43	4.41	0.88%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
Mid Cap Value
Series I — Actual	$1,000.00	$1,113.00	$4.92	0.94%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%
Series II — Actual	1,000.00	1,111.98	5.97	1.14%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.14	5.71	1.14%
Series NAV — Actual	1,000.00	1,113.57	4.66	0.89%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.38	4.46	0.89%
Mid Cap Value Equity
Series NAV — Actual	$1,000.00	$1,155.02	$4.97	0.93%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.18	4.66	0.93%
Mid Value
Series I — Actual	$1,000.00	$1,102.03	$5.42	1.04%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.64	5.21	1.04%
Series II — Actual	1,000.00	1,100.23	6.46	1.24%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.65	6.21	1.24%
Series NAV — Actual	1,000.00	1,101.85	5.16	0.99%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	4.96	0.99%
Money Market
Series I — Actual	$1,000.00	$1,023.37	$2.81	0.56%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.02	2.81	0.56%
Series II — Actual	1,000.00	1,022.36	3.81	0.76%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.03	3.81	0.76%
Money Market B
Series NAV — Actual	$1,000.00	$1,024.67	$1.41	0.28%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.41	1.40	0.28%
Mutual Shares †
Series NAV — Actual	$1,000.00	$1,016.80	$1.75	1.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.62	1.74	1.04%
Natural Resources
Series I — Actual	$1,000.00	$1,217.92	$6.21	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.19	5.66	1.13%
Series II — Actual	1,000.00	1,217.08	7.31	1.33%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33%
Series NAV — Actual	1,000.00	1,218.41	5.94	1.08%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.44	5.41	1.08%
Overseas Equity
Series I — Actual	$1,000.00	$1,103.06	$6.00	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.09	5.76	1.15%
Series II — Actual	1,000.00	1,101.48	7.03	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	1,102.96	5.74	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Pacific Rim
Series I — Actual	$1,000.00	$1,091.06	$5.70	1.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Series II — Actual	1,000.00	1,090.17	6.74	1.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.35	6.51	1.30%
Series NAV — Actual	1,000.00	1,091.11	5.44	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%
Quantitative All Cap
Series I — Actual	$1,000.00	$1,088.32	$4.14	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
Series II — Actual	1,000.00	1,087.30	5.18	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.84	5.01	1.00%
Series NAV — Actual	1,000.00	1,088.63	3.88	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
Quantitative Mid Cap
Series I — Actual	$1,000.00	$1,092.29	$4.82	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.18	4.66	0.93%
Series II — Actual	1,000.00	1,091.61	5.86	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.19	5.66	1.13%
Series NAV — Actual	1,000.00	1,095.12	4.57	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.43	4.41	0.88%
Quantitative Value
Series I — Actual	$1,000.00	$1,054.79	$3.77	0.74%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%
Series II — Actual	1,000.00	1,054.02	4.79	0.94%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%
Series NAV — Actual	1,000.00	1,055.29	3.52	0.69%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.37	3.46	0.69%
Real Estate Equity
Series NAV — Actual	$1,000.00	$939.69	$4.14	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%
Real Estate Securities
Series I — Actual	$1,000.00	$942.51	$3.76	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.91	0.78%
Series II — Actual	1,000.00	941.81	4.72	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.93	4.91	0.98%
Series NAV — Actual	1,000.00	942.86	3.52	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.17	3.66	0.73%
Science & Technology
Series I — Actual	$1,000.00	$1,110.31	$6.02	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.09	5.76	1.15%
Series II — Actual	1,000.00	1,108.50	7.06	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	1,110.13	5.76	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Small Cap
Series I — Actual	$1,000.00	$1,060.40	$4.85	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.08	4.76	0.95%
Series II — Actual	1,000.00	1,058.35	5.87	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.09	5.76	1.15%
Series NAV — Actual	1,000.00	1,059.60	4.60	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.33	4.51	0.90%
Small Cap Growth
Series I — Actual	$1,000.00	$1,108.48	$6.12	1.17%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.99	5.86	1.17%
Series II — Actual	1,000.00	1,108.14	7.16	1.37%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.00	6.85	1.37%
Series NAV — Actual	1,000.00	1,109.39	5.86	1.12%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.24	5.61	1.12%
Small Cap Intrinsic Value †
Series NAV — Actual	$1,000.00	$995.20	$1.78	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.57	1.79	1.07%
Small Cap Opportunities
Series I — Actual	$1,000.00	$1,060.92	$5.47	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.49	5.36	1.07%
Series II — Actual	1,000.00	1,060.03	6.49	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,061.33	5.21	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
Small Cap Value
Series I — Actual	$1,000.00	$1,080.15	$5.93	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.09	5.76	1.15%
Series II — Actual	1,000.00	1,079.70	6.96	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	1,080.54	5.67	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Small Company
Series I — Actual	$1,000.00	$1,086.07	$6.83	1.32%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.25	6.61	1.32%
Series II — Actual	1,000.00	1,085.20	7.81	1.51%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.26	7.60	1.51%
Series NAV — Actual	1,000.00	1,086.69	6.57	1.27%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Small Company Growth
Series NAV — Actual	$1,000.00	$1,120.14	$5.73	1.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.39	5.46	1.09%
Small Company Value
Series I — Actual	$1,000.00	$1,070.16	$5.44	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.31	1.06%
Series II — Actual	1,000.00	1,069.00	6.46	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.55	6.31	1.26%
Series NAV — Actual	1,000.00	1,070.42	5.18	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.79	5.06	1.01%
Special Value
Series I — Actual	$1,000.00	$1,077.34	$5.46	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.31	1.06%
Series II — Actual	1,000.00	1,076.52	6.49	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.55	6.31	1.26%
Series NAV — Actual	1,000.00	1,078.11	5.20	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.79	5.06	1.01%
Spectrum Income
Series NAV — Actual	$1,000.00	$1,025.29	$4.32	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%
U.S. Core
Series I — Actual	$1,000.00	$1,051.99	$4.32	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Series II — Actual	1,000.00	1,050.21	5.34	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%
Series NAV — Actual	1,000.00	1,051.99	4.07	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
U.S. Global Leaders Growth
Series I — Actual	$1,000.00	$1,000.99	$3.77	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.03	3.81	0.76%
Series II — Actual	1,000.00	1,000.56	4.76	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.03	4.81	0.96%
Series NAV — Actual	1,000.00	1,000.72	3.52	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.27	3.56	0.71%
U.S. Large Cap
Series I — Actual	$1,000.00	$1,068.66	$4.62	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.33	4.51	0.90%
Series II — Actual	1,000.00	1,067.57	5.64	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Series NAV — Actual	1,000.00	1,069.19	4.36	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio
U.S. Multi Sector
Series NAV — Actual	$1,000.00	$1,059.19	$4.03	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.88	3.96	0.79%
Utilities
Series I — Actual	$1,000.00	$1,188.70	$5.43	1.00%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.84	5.01	1.00%
Series II — Actual	1,000.00	1,187.31	6.51	1.20%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.84	6.01	1.20%
Series NAV — Actual	1,000.00	1,189.31	5.16	0.95%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.08	4.76	0.95%
Value
Series I — Actual	$1,000.00	$1,117.35	$4.30	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.73	4.11	0.82%
Series II — Actual	1,000.00	1,115.71	5.35	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%
Series NAV — Actual	1,000.00	1,117.35	4.04	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.86	0.77%
Value & Restructuring
Series NAV — Actual	$1,000.00	$1,139.96	$4.51	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Vista
Series NAV — Actual	$1,000.00	$1,218.09	$5.22	0.95%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.08	4.76	0.95%

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

**	Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the Portfolios from the underlying funds.

†	Portfolios commenced operations on May 1, 2007. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (61), and divided by 365 (to reflect the one-half year period).

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	All Cap Core	All Cap Growth	All Cap Value	American Asset Allocation
Investments in unaffiliated issuers, at value	$728,270,639	$378,867,701	$146,017,894	$81,210,533
Investments in affiliated issuers, at value (Note 2)	7,021,353	4,089,978	2,162,466	—
Securities loaned, at value (Note 2)	6,883,679	4,009,782	2,120,065	—
Repurchase agreements, at value (Note 2)	89,500,000	4,551,000	—	—
Total investments, at value	831,675,671	391,518,461	150,300,425	81,210,533
Cash	316	809	—	—
Foreign currency, at value	—	56,725	—	—
Receivable for investments sold	134,385,489	9,784,035	946,055	—
Receivable for fund shares sold	983,229	—	—	1,793,558
Dividends and interest receivable	544,866	232,633	76,256	—
Receivable due from adviser	143	57,868	5,755	—
Other assets	730	25	—	—
Total assets	967,590,444	401,650,556	151,328,491	83,004,091

Liabilities
Due to custodian	—	—	32,524	—
Payable for investments purchased	141,704,656	4,878,099	501,731	1,790,294
Payable for fund shares repurchased	304,135	131,507	135,613	—
Payable upon return of securities loaned (Note 2)	7,021,353	4,089,978	2,162,466	—
Payable for futures variation margin	240,563	—	—	—
Payable to affiliates
Fund administration expenses	12,497	6,067	6,266	16
Trustees’ fees	1,199	384	—	4
Accrued expenses	50,700	41,321	32,690	4,519
Total liabilities	149,335,103	9,147,356	2,871,290	1,794,833

Net assets
Capital paid-in	971,200,056	448,564,231	82,445,137	81,287,933
Undistributed net investment income (loss)	3,965,432	247,582	1,168,052	167,367
Accumulated undistributed net realized gain (loss) on investments, futures contracts and foreign currency transactions	(184,590,402)	(124,204,920)	47,610,326	1,773,409
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	27,680,255	67,896,307	17,233,686	(2,019,451)
Net assets	$818,255,341	$392,503,200	$148,457,201	$81,209,258
Investments in unaffiliated issuers, including repurchase agreements, at cost	$797,765,221	$319,537,871	$130,904,273	$83,229,984
Investments in affiliated issuers, at cost	$7,021,353	$4,089,978	$2,162,466	—
Foreign currency, at cost	—	$56,168	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$206,319,735	$233,569,169	$69,977,049	—
Shares outstanding	9,980,499	11,929,102	5,202,836	—
Net asset value, offering price and redemption price per share	$20.67	$19.58	$13.45	—

Series II
Net assets	$22,741,509	$28,393,771	$61,133,163	$81,209,258
Shares outstanding	1,103,984	1,464,603	4,556,172	6,325,918
Net asset value, offering price and redemption price per share	$20.60	$19.39	$13.42	$12.84

Series NAV
Net assets	$589,194,097	$130,540,260	$17,346,989	—
Shares outstanding	28,480,764	6,658,463	1,291,721	—
Net asset value, offering price and redemption price per share	$20.69	$19.61	$13.43	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	American Blue Chip Income and Growth	American Bond	American Global Growth	American Global Small Capitalization
Investments in unaffiliated issuers, at value	$205,836,152	$778,059,234	$31,333,730	$11,255,668
Total investments, at value	205,836,152	778,059,234	31,333,730	11,255,668
Receivable for investments sold	7,774	—	—	—
Receivable for fund shares sold	11,241	31,430,250	477,687	216,472
Receivable due from adviser	—	—	—	1,486
Other assets	42	603	—	—
Total assets	205,855,209	809,490,087	31,811,417	11,473,626

Liabilities
Payable for investments purchased	11,336	31,409,840	476,419	216,018
Payable for fund shares repurchased	2,196	—	—	—
Payable to affiliates
Fund administration expenses	2,634	11,170	16	16
Trustees’ fees	—	1,762	5	5
Other payables and accrued expenses	17,642	36,041	3,310	3,826
Total liabilities	33,808	31,458,813	479,750	219,865

Net assets
Capital paid-in	153,316,168	756,133,922	31,176,641	10,936,532
Undistributed net investment income (loss)	1,929,393	24,995,450	284,364	132,853
Accumulated undistributed net realized gain (loss) on investments	14,321,216	171,608	893,785	558,151
Net unrealized appreciation (depreciation) on investments	36,254,624	(3,269,706)	(1,023,123)	(373,775)
Net assets	$205,821,401	$778,031,274	$31,331,667	$11,253,761
Investments in unaffiliated issuers, including repurchase agreements, at cost	$169,581,528	$781,328,940	$32,356,853	$11,629,443

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$18,937,804	$5,362,921	—	—
Shares outstanding	1,065,032	404,371	—	—
Net asset value, offering price and redemption price per share	$17.78	$13.26	—	—

Series II
Net assets	$186,883,597	$772,668,353	$31,331,667	$11,253,761
Shares outstanding	10,519,234	58,324,932	2,439,127	827,638
Net asset value, offering price and redemption price per share	$17.77	$13.25	$12.85	$13.60

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	American Growth	American Growth-Income	American High Income Bond	American International
Investments in unaffiliated issuers, at value	$1,763,518,456	$1,419,246,440	$7,912,331	$1,202,413,976
Total investments, at value	1,763,518,456	1,419,246,440	7,912,331	1,202,413,976
Receivable for investments sold	26,993,336	14,154,862	—	24,246,458
Receivable for fund shares sold	—	171,548	119,006	20,065
Receivable due from adviser	—	—	2,330	—
Other assets	638	626	—	597
Total assets	1,790,512,430	1,433,573,476	8,033,667	1,226,681,096

Liabilities
Payable for investments purchased	4,720	171,101	118,685	26,121
Payable for fund shares repurchased	26,940,390	14,116,236	—	24,207,555
Payable to affiliates
Fund administration expenses	25,215	20,998	16	18,280
Trustees’ fees	2,005	1,686	5	1,555
Other payables and accrued expenses	79,908	65,925	1,424	56,001
Total liabilities	27,052,238	14,375,946	120,130	24,309,512

Net assets
Capital paid-in	1,270,511,278	1,127,129,254	7,996,100	838,230,737
Undistributed net investment income (loss)	(9,790,532)	(24,615,567)	345,406	(8,208,297)
Accumulated undistributed net realized gain (loss) on investments	160,924,979	80,886,701	—	85,061,879
Net unrealized appreciation (depreciation) on investments	341,814,467	235,797,142	(427,969)	287,287,265
Net assets	$1,763,460,192	$1,419,197,530	$7,913,537	$1,202,371,584
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,421,703,989	$1,183,449,298	$8,340,300	$915,126,711

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$100,546,305	$23,468,856	—	$92,181,559
Shares outstanding	4,272,201	1,116,096	—	3,406,122
Net asset value, offering price and redemption price per share	$23.54	$21.03	—	$27.06

Series II
Net assets	$1,662,913,887	$1,395,728,674	$7,913,537	$1,110,190,025
Shares outstanding	70,908,993	66,505,493	638,916	41,088,467
Net asset value, offering price and redemption price per share	$23.45	$20.99	$12.39	$27.02

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	American New World	Blue Chip Growth	Capital Appreciation	Classic Value
Investments in unaffiliated issuers, at value	$7,806,403	$2,855,838,285	$1,015,439,301	$82,993,715
Investments in affiliated issuers, at value (Note 2)	—	78,395,251	36,393,945	—
Securities loaned, at value (Note 2)	—	76,858,089	35,680,338	—
Repurchase agreements, at value (Note 2)	—	2,000,000	20,346,000	2,509,000
Total investments, at value	7,806,403	3,013,091,625	1,107,859,584	85,502,715
Cash	—	—	93	414
Receivable for investments sold	—	10,322,495	5,080,114	692,153
Receivable for fund shares sold	152,143	417,422	—	200,798
Dividends and interest receivable	—	2,461,126	589,266	104,404
Receivable due from adviser	2,203	19,352	8,054	—
Other assets	—	630	1,085	59
Total assets	7,960,749	3,026,312,650	1,113,538,196	86,500,543

Liabilities
Payable for investments purchased	151,829	13,453,567	12,451,071	1,320,474
Payable for fund shares repurchased	—	2,861,741	311,846	132,561
Payable upon return of securities loaned (Note 2)	—	78,395,251	36,393,945	—
Payable to affiliates
Fund administration expenses	16	41,033	14,565	1,561
Trustees’ fees	5	3,101	1,580	—
Accrued expenses	4,472	376,768	22,387	14,730
Total liabilities	156,322	95,131,461	49,195,394	1,469,326

Net assets
Capital paid-in	7,608,823	2,596,304,141	1,388,559,162	72,712,827
Undistributed net investment income (loss)	91,524	5,228,759	1,411,304	495,459
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	406,786	(301,988,455)	(446,688,181)	3,960,429
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(302,706)	631,636,744	121,060,517	7,862,502
Net assets	$7,804,427	$2,931,181,189	$1,064,342,802	$85,031,217
Investments in unaffiliated issuers, including repurchase agreements, at cost	$8,109,109	$2,303,056,868	$950,405,122	$77,640,213
Investments in affiliated issuers, at cost	—	$78,395,251	$36,393,945	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$642,543,540	$242,557,320	$34,015,479
Shares outstanding	—	30,590,788	25,618,639	2,022,403
Net asset value, offering price and redemption price per share	—	$21.00	$9.47	$16.82

Series II
Net assets	$7,804,427	$173,000,154	$102,407,463	$34,711,400
Shares outstanding	587,754	8,257,978	10,921,624	2,067,544
Net asset value, offering price and redemption price per share	$13.28	$20.95	$9.38	$16.79

Series NAV
Net assets	—	$2,115,637,495	$719,378,019	$16,304,338
Shares outstanding	—	100,900,341	75,961,813	968,144
Net asset value, offering price and redemption price per share	—	$20.97	$9.47	$16.84

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Core Equity	Dynamic Growth	Emerging Growth	Emerging Markets Value
Investments in unaffiliated issuers, at value	$620,203,746	$130,687,429	$21,735,353	$461,138,461
Investments in affiliated issuers, at value (Note 2)	—	17,249,297	7,381,178	—
Securities loaned, at value (Note 2)	—	16,911,075	7,236,449	—
Repurchase agreements, at value (Note 2)	6,268,000	6,315,000	3,000	14,852,000
Total investments, at value	626,471,746	171,162,801	36,355,980	475,990,461
Cash	714	705	224	16,994
Foreign currency, at value	—	—	—	2,301,962
Receivable for investments sold	—	—	312,480	130,736
Receivable for fund shares sold	3,725,582	—	63,128	6,202
Dividends and interest receivable	288,261	35,447	5,438	323,975
Receivable due from adviser	7,418	3	2,442	—
Other assets	189	—	—	—
Total assets	630,493,910	171,198,956	36,739,692	478,770,330

Liabilities
Payable for investments purchased	1,677,000	—	262,930	14,358,979
Payable for fund shares repurchased	927,050	122,203	1,361	—
Payable upon return of securities loaned (Note 2)	—	17,249,297	7,381,178	—
Payable to affiliates
Fund administration expenses	7,802	2,207	725	6,166
Trustees’ fees	675	—	24	1,708
Accrued expenses	52,477	19,560	117,798	68,425
Total liabilities	2,665,004	17,393,267	7,764,016	14,435,278

Net assets
Capital paid-in	539,181,485	230,150,854	27,122,029	438,759,372
Undistributed net investment income (loss)	38,110	(494,835)	(81,271)	678,372
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	1,515,037	(119,431,332)	1,054,340	(610,964)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	87,094,274	43,581,002	880,578	25,508,272
Net assets	$627,828,906	$153,805,689	$28,975,676	$464,335,052
Investments in unaffiliated issuers, including repurchase agreements, at cost	$539,377,472	$110,332,502	$28,094,224	$450,487,460
Investments in affiliated issuers, at cost	—	$17,249,297	$7,381,178	—
Foreign currency, at cost	—	—	—	$2,281,044

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$5,089,533	$118,701,141	$2,406,921	$128,421
Shares outstanding	334,400	17,497,784	217,565	9,295
Net asset value, offering price and redemption price per share	$15.22	$6.78	$11.06	$13.82

Series II
Net assets	$52,413,981	$34,297,573	$9,804,039	—
Shares outstanding	3,465,407	5,100,760	900,231	—
Net asset value, offering price and redemption price per share	$15.12	$6.72	$10.89	—

Series NAV
Net assets	$570,325,392	$806,975	$16,764,716	$464,206,631
Shares outstanding	37,407,888	118,752	1,512,882	33,595,689
Net asset value, offering price and redemption price per share	$15.25	$6.80	$11.08	$13.82

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Emerging Small Company	Equity-Income	Financial Services	Franklin Templeton Founding Allocation
Investments in unaffiliated issuers, at value	$194,088,788	$2,492,949,568	$160,672,378	—
Investments in affiliated issuers, at value (Note 2)	53,636,079	81,492,097	13,286,947	$297,229,935	[a]
Securities loaned, at value (Note 2)	52,584,391	79,894,213	13,026,419	—
Repurchase agreements, at value (Note 2)	10,337,000	1,743,000	—	—
Total investments, at value	310,646,258	2,656,078,878	186,985,744	297,229,935
Cash	780	—	271	—
Receivable for investments sold	268,241	7,629,452	—	—
Receivable for fund shares sold	—	262,739	—	5,246,037
Dividends and interest receivable	157,463	3,947,743	110,387	—
Receivable due from adviser	413	20,135	—	12,098
Other assets	—	380	11	—
Total assets	311,073,155	2,667,939,327	187,096,413	302,488,070

Liabilities
Payable for investments purchased	69,872	10,764,431	—	5,241,237
Payable for fund shares repurchased	171,182	2,129,772	162,279	—
Payable upon return of securities loaned (Note 2)	53,636,079	81,492,097	13,286,947	—
Payable to affiliates
Fund administration expenses	3,723	36,924	2,399	16
Trustees’ fees	—	1,670	—	—
Investment management fees	—	—	666	—
Accrued expenses	23,600	195,765	24,165	5,382
Total liabilities	53,904,456	94,620,659	13,476,456	5,246,635

Net assets
Capital paid-in	222,494,201	1,909,621,039	108,462,008	297,084,444
Undistributed net investment income (loss)	(786,725)	19,866,746	359,890		(56,636)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	7,891,401	69,767,558	6,998,201	—
Net unrealized appreciation (depreciation) on investments	27,569,822	574,063,325	57,799,858	213,627
Net assets	$257,168,699	$2,573,318,668	$173,619,957	$297,241,435
Investments in unaffiliated issuers, including repurchase agreements, at cost	$229,440,357	$2,000,523,456	$115,898,939	—
Investments in affiliated issuers, at cost	$53,636,079	$81,492,097	$13,286,947	$297,016,308

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$205,748,632	$813,846,531	$66,337,994	—
Shares outstanding	7,849,684	43,551,524	3,441,487	—
Net asset value, offering price and redemption price per share	$26.21	$18.69	$19.28	—

Series II
Net assets	$50,203,967	$321,026,209	$54,887,095	$297,241,435
Shares outstanding	1,937,795	17,244,884	2,861,086	23,444,059
Net asset value, offering price and redemption price per share	$25.91	$18.62	$19.18	$12.68

Series NAV
Net assets	$1,216,100	$1,438,445,928	$52,394,868	—
Shares outstanding	46,314	77,128,534	2,719,370	—
Net asset value, offering price and redemption price per share	$26.26	$18.65	$19.27	—

a	See Note 9.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Fundamental Value	Global	Global Allocation	Global Real Estate
Investments in unaffiliated issuers, at value	$1,403,037,665	$508,520,827	$332,709,801	$462,170,707
Investments in affiliated issuers, at value (Note 2)	7,034,683	32,906,830	1,846,956	25,745,040
Securities loaned, at value (Note 2)	6,896,748	31,501,439	1,810,741	24,519,086
Repurchase agreements, at value (Note 2)	—	58,000	2,227,000	—
Total investments, at value	1,416,969,096	572,987,096	338,594,498	512,434,833
Cash	229	766	567	—
Foreign currency, at value	77,139	978,620	1,038,199	8,598,695
Cash segregated for futures contracts	—	—	823,686	—
Receivable for investments sold	2,267,269	16,578	2,556,489	6,317,705
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	24,814	26,895
Receivable for fund shares sold	304,696	1,559,795	1,974,058	3,904
Dividends and interest receivable	1,269,110	1,460,772	1,479,202	1,404,668
Receivable due from adviser	43,924	100,120	6	8
Other assets	357	16	183	166
Total assets	1,420,931,820	577,103,763	346,491,702	528,786,874

Liabilities
Due to custodian	—	—	—	1,345,020
Payable for investments purchased	3,152,373	11,144,128	2,425,863	8,494,717
Payable for delayed delivery securities purchased	—	—	1,459,470	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	1,236,685	834,193
Payable for fund shares repurchased	3,518,294	585,044	9,982	—
Payable upon return of securities loaned (Note 2)	7,034,683	32,906,830	1,846,956	25,745,040
Payable for futures variation margin	—	—	36,515	—
Payable to affiliates
Fund administration expenses	19,218	6,187	5,062	7,296
Trustees’ fees	2,160	—	—	633
Other payables and accrued expenses	96,152	88,224	60,488	88,785
Total liabilities	13,822,880	44,730,413	7,081,021	36,515,684

Net assets
Capital paid-in	1,025,068,916	435,054,782	301,394,788	442,921,166
Undistributed net investment income (loss)	7,458,849	3,720,220	3,201,333	(10,242,980)
Accumulated undistributed net realized gain (loss) on investments, futures contracts and foreign currency transactions	9,527,862	36,265,415	2,055,255	29,575,060
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	365,053,313	57,332,933	32,759,305	30,017,944
Net assets	$1,407,108,940	$532,373,350	$339,410,681	$492,271,190
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,044,882,109	$482,745,314	$302,817,832	$455,853,296
Investments in affiliated issuers, at cost	$7,034,683	$32,906,830	$1,846,956	$25,745,040
Foreign currency, at cost	$76,606	$978,495	$1,024,247	$8,598,641

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$201,896,389	$350,560,663	$93,519,119	—
Shares outstanding	11,654,229	17,402,830	7,416,696	—
Net asset value, offering price and redemption price per share	$17.32	$20.14	$12.61	—

Series II
Net assets	$482,171,209	$79,478,695	$234,386,908	—
Shares outstanding	27,935,245	3,964,173	18,690,037	—
Net asset value, offering price and redemption price per share	$17.26	$20.05	$12.54	—

Series NAV
Net assets	$723,041,342	$102,333,992	$11,504,654	$492,271,190
Shares outstanding	41,839,288	5,082,526	914,641	34,499,954
Net asset value, offering price and redemption price per share	$17.28	$20.13	$12.58	$14.27

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Growth & Income	Health Sciences	Income and Value	International Core
Investments in unaffiliated issuers, at value	$2,091,517,336	$246,209,090	$533,055,576	$1,285,935,760
Investments in affiliated issuers, at value (Note 2)	17,805,166	—	5,807,519	217,778,202
Securities loaned, at value (Note 2)	17,456,045	—	5,693,646	207,407,812
Repurchase agreements, at value (Note 2)	1,125,000	801,000	20,816,000	59,116,000
Total investments, at value	2,127,903,547	247,010,090	565,372,741	1,770,237,774
Cash	608	820	454	637
Foreign currency, at value	—	7,407	1,820	1,830,094
Cash segregated for futures contracts	—	—	—	8,500,000
Receivable for investments sold	50,175,243	975,238	7,366,951	4,857,212
Receivable for delayed delivery securities sold	—	—	6,303,693	—
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	3,560	2,171,853
Receivable for fund shares sold	—	8,135	162,513	—
Dividends and interest receivable	2,586,158	93,109	2,129,425	5,906,117
Receivable due from adviser	43	609	12	8,972
Other assets	197	—	—	773
Total assets	2,180,665,796	248,095,408	581,341,169	1,793,513,432

Liabilities
Payable for investments purchased	47,295,817	831,802	18,397,939	—
Payable for delayed delivery securities purchased	—	—	3,167,527	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	9,391	4,632,599
Payable for fund shares repurchased	225,087	154,294	474,314	1,171,085
Payable upon return of securities loaned (Note 2)	17,805,166	—	5,807,519	217,778,202
Payable for options written, at value (Note 2)	—	3,510,789	—	—
Payable for futures variation margin	—	—	—	176,567
Payable to affiliates
Fund administration expenses	281,534	3,634	8,770	23,769
Trustees’ fees	—	—	483	1,981
Accrued expenses	751,544	35,994	89,890	274,002
Total liabilities	66,359,148	4,536,513	27,955,833	224,058,205

Net assets
Capital paid-in	2,245,059,181	200,875,598	462,773,892	1,137,974,154
Undistributed net investment income (loss)	9,906,018	(570,051)	5,637,504	23,125,468
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	(414,011,112)	11,813,616	22,225,097	61,822,823
Net unrealized appreciation (depreciation) on investments, futures contracts, options written and translation of assets and liabilities in foreign currencies	273,352,561	31,439,732	62,748,843	346,532,782
Net assets	$2,114,306,648	$243,558,895	$553,385,336	$1,569,455,227
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,836,745,820	$216,128,179	$496,722,310	$1,204,552,610
Investments in affiliated issuers, at cost	$17,805,166	—	$5,807,519	$217,778,202
Foreign currency, at cost	—	$7,432	$1,817	$1,835,573
Premiums received on written options	—	$4,068,606	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$133,267,469	$454,186,677	$145,614,575
Shares outstanding	—	8,704,129	36,542,059	9,117,816
Net asset value, offering price and redemption price per share	—	$15.31	$12.43	$15.97

Series II
Net assets	—	$79,385,903	$97,388,902	$56,531,357
Shares outstanding	—	5,246,487	7,877,440	3,525,059
Net asset value, offering price and redemption price per share	—	$15.13	$12.36	$16.04

Series NAV
Net assets	$2,114,306,648	$30,905,523	$1,809,757	$1,367,309,295
Shares outstanding	155,031,687	2,016,010	145,561	85,752,466
Net asset value, offering price and redemption price per share	$13.64	$15.33	$12.43	$15.94

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	International Opportunities	International Small Cap	International Small Company	International Value
Investments in unaffiliated issuers, at value	$634,302,184	$607,579,903	$178,811,311	$1,481,449,663
Investments in affiliated issuers, at value (Note 2)	168,471,786	10,152,300	34,124,332	257,216,545
Securities loaned, at value (Note 2)	161,336,972	9,668,857	32,499,802	245,470,422
Repurchase agreements, at value (Note 2)	56,787,000	167,000	190,000	51,000
Total investments, at value	1,020,897,942	627,568,060	245,625,445	1,984,187,630
Cash	177	138	906	583
Foreign currency, at value	2,416,914	22,433,847	2,102,571	24,631,852
Receivable for investments sold	9,139,615	5,753,769	597,587	—
Receivable for fund shares sold	561	642,437	—	76,289
Dividends and interest receivable	3,937,957	1,556,265	392,382	6,789,619
Receivable due from adviser	6,957	8,328	5	79,958
Other assets	559	137	91	584
Total assets	1,036,400,682	657,962,981	248,718,987	2,015,766,515

Liabilities
Payable for investments purchased	9,835,691	—	32,650	672,378
Payable for fund shares repurchased	439,032	—	30,989	1,502,892
Payable upon return of securities loaned (Note 2)	168,471,786	10,152,300	34,124,332	257,216,545
Payable to affiliates
Fund administration expenses	13,255	9,687	3,844	25,486
Trustees’ fees	717	797	198	1,491
Accrued expenses	128,031	191,775	50,150	345,407
Total liabilities	178,888,512	10,354,559	34,242,163	259,764,199

Net assets
Capital paid-in	696,981,237	402,168,892	164,935,608	1,290,970,973
Undistributed net investment income (loss)	9,139,280	3,334,581	1,820,016	25,463,328
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	51,365,657	74,250,154	12,813,510	59,996,785
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	100,025,996	167,854,795	34,907,690	379,571,230
Net assets	$857,512,170	$647,608,422	$214,476,824	$1,756,002,316
Investments in unaffiliated issuers, including repurchase agreements, at cost	$752,415,224	$449,868,542	$176,620,774	$1,347,634,520
Investments in affiliated issuers, at cost	$168,471,786	$10,152,300	$34,124,332	$257,216,545
Foreign currency, at cost	$2,416,481	$22,131,083	$2,076,677	$24,411,279

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$5,866,432	$183,632,451	—	$442,056,464
Shares outstanding	326,353	7,553,106	—	23,923,313
Net asset value, offering price and redemption price per share	$17.98	$24.31	—	$18.48

Series II
Net assets	$66,804,577	$84,597,678	—	$285,904,896
Shares outstanding	3,713,096	3,469,325	—	15,525,609
Net asset value, offering price and redemption price per share	$17.99	$24.38	—	$18.42

Series NAV
Net assets	$784,841,161	$379,378,293	$214,476,824	$1,028,040,956
Shares outstanding	43,656,098	15,642,095	14,231,964	55,868,061
Net asset value, offering price and redemption price per share	$17.98	$24.25	$15.07	$18.40

The accompanying notes are an integral part of the financial statements.

Assets	Large Cap	Large Cap Value	Managed	Mid Cap Intersection
Investments in unaffiliated issuers, at value	$692,691,216	$592,385,937	$1,621,234,127	$277,291,359
Investments in affiliated issuers, at value (Note 2)	7,156,836	19,522,683	2,169,391	—
Securities loaned, at value (Note 2)	7,016,506	19,139,885	2,126,854	—
Repurchase agreements, at value (Note 2)	8,366,000	2,880,000	19,098,000	6,862,000
Total investments, at value	715,230,558	633,928,505	1,644,628,372	284,153,359
Cash	239	71	772	798
Cash segregated for futures contracts	—	—	700,000	—
Receivable for investments sold	929,658	—	4,996,976	—
Receivable for fund shares sold	44,653	132,387	—	23,596
Dividends and interest receivable	615,201	504,268	5,967,468	137,717
Receivable for futures variation margin	—	—	42,198	—
Receivable due from adviser	1,719	5,048	—	—
Other assets	649	1,367	—	—
Total assets	716,822,677	634,571,646	1,656,335,786	284,315,470

Liabilities
Payable for investments purchased	—	—	1,000,000	960,737
Payable for delayed delivery securities purchased	—	—	112,866,478	—
Payable for fund shares repurchased	298,884	290,442	649,070	174
Payable upon return of securities loaned (Note 2)	7,156,836	19,522,683	2,169,391	—
Payable for futures variation margin	—	—	—	10,440
Payable to affiliates
Fund administration expenses	10,268	9,390	—	4,798
Trustees’ fees	—	428	3,021	1,555
Investment management fees	—	—	6,321	—
Accrued expenses	126,253	21,207	375,568	26,681
Total liabilities	7,592,241	19,844,150	117,069,849	1,004,385

Net assets
Capital paid-in	642,373,960	506,811,863	1,447,451,257	280,666,185
Undistributed net investment income (loss)	2,008,078	2,765,195	22,092,220	238,724
Accumulated undistributed net realized gain (loss) on investments and futures contracts	15,795,686	15,346,403	10,577,822	(89,943)
Net unrealized appreciation (depreciation) on investments and futures contracts	49,052,712	89,804,035	59,144,638	2,496,119
Net assets	$709,230,436	$614,727,496	$1,539,265,937	$283,311,085
Investments in unaffiliated issuers, including repurchase agreements, at cost	$659,021,010	$524,601,787	$1,583,443,423	$281,597,251
Investments in affiliated issuers, at cost	$7,156,836	$19,522,683	$2,169,391	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$350,888,384	$91,583,821	—	$101,305
Shares outstanding	21,723,989	3,771,691	—	8,000
Net asset value, offering price and redemption price per share	$16.15	$24.28	—	$12.66

Series II
Net assets	$22,552,249	$59,629,695	—	$474,009
Shares outstanding	1,401,559	2,466,235	—	37,448
Net asset value, offering price and redemption price per share	$16.09	$24.18	—	$12.66

Series NAV
Net assets	$335,789,803	$463,513,980	$1,539,265,937	$282,735,771
Shares outstanding	20,837,445	19,077,918	114,443,416	22,324,605
Net asset value, offering price and redemption price per share	$16.11	$24.30	$13.45	$12.66

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Mid Cap Stock	Mid Cap Value	Mid Cap Value Equity	Mid Value
Investments in unaffiliated issuers, at value	$1,040,332,779	$569,784,737	$129,033,666	$202,635,974
Investments in affiliated issuers, at value (Note 2)	145,482,259	14,471,719	6,254,811	17,338,566
Securities loaned, at value (Note 2)	142,629,666	14,187,960	6,132,168	16,998,594
Repurchase agreements, at value (Note 2)	—	26,962,000	—	1,941,000
Total investments, at value	1,328,444,704	625,406,416	141,420,645	238,914,134
Cash	—	278	86,938	142
Foreign currency, at value	39,324	—	1,984	—
Receivable for investments sold	57,225,163	2,770,473	452,574	622,575
Receivable for fund shares sold	376,558	168,876	5,805	—
Dividends receivable	708,608	1,019,079	188,700	237,394
Receivable due from adviser	9,667	7,790	2	10
Other assets	—	—	55	74
Total assets	1,386,804,024	629,372,912	142,156,703	239,774,329

Liabilities
Due to custodian	1,237,389	—	—	—
Payable for investments purchased	18,445,979	4,499,688	459,319	3,396,193
Payable for fund shares repurchased	147,781	116,283	—	169,929
Payable upon return of securities loaned (Note 2)	145,482,259	14,471,719	6,254,811	17,338,566
Payable to affiliates
Fund administration expenses	15,632	6,624	1,833	3,011
Trustees’ fees	1,216	603	35	—
Other payables and accrued expenses	100,270	35,109	26,760	27,919
Total liabilities	165,430,526	19,130,026	6,742,758	20,935,618

Net assets
Capital paid-in	927,832,822	464,703,421	112,563,354	173,567,698
Undistributed net investment income (loss)	(1,488,830)	1,561,358	943,346	2,650,212
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	89,339,682	41,025,403	1,667,489	15,575,979
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	205,689,824	102,952,704	20,239,756	27,044,822
Net assets	$1,221,373,498	$610,242,886	$135,413,945	$218,838,711
Investments in unaffiliated issuers, including repurchase agreements, at cost	$977,275,144	$507,981,993	$114,926,087	$194,530,746
Investments in affiliated issuers, at cost	$145,482,259	$14,471,719	$6,254,811	$17,338,566
Foreign currency, at cost	$39,447	—	$1,975	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$376,122,187	$246,316,173	—	$10,501,374
Shares outstanding	22,027,502	14,883,222	—	786,775
Net asset value, offering price and redemption price per share	$17.08	$16.55	—	$13.35

Series II
Net assets	$196,180,640	$209,484,492	—	$20,284,956
Shares outstanding	11,621,891	12,709,702	—	1,522,844
Net asset value, offering price and redemption price per share	$16.88	$16.48	—	$13.32

Series NAV
Net assets	$649,070,671	$154,442,221	$135,413,945	$188,052,381
Shares outstanding	37,931,363	9,338,888	9,016,707	14,117,482
Net asset value, offering price and redemption price per share	$17.11	$16.54	$15.02	$13.32

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Money Market	Money Market B	Mutual Shares	Natural Resources
Investments in unaffiliated issuers, at value	$2,939,690,102	$548,954,993	$130,728,306	$935,340,404
Investments in affiliated issuers, at value (Note 2)	—	—	—	98,105,671
Securities loaned, at value (Note 2)	—	—	—	95,598,043
Repurchase agreements, at value (Note 2)	—	—	—	13,200,000
Total investments, at value	2,939,690,102	548,954,993	130,728,306	1,142,244,118
Cash	525	1,707	—	84,934
Foreign currency, at value	—	—	161,077	132,596
Cash segregated for futures contracts (Note 2)	—	—	168,600	—
Receivable for investments sold	—	—	268,181	—
Receivable for fund shares sold	—	—	1,767,433	226,680
Dividends and interest receivable	—	—	83,296	1,044,731
Receivable due from adviser	—	203,895	—	13,554
Other assets	79	100	—	204
Total assets	2,939,690,706	549,160,695	133,176,893	1,143,746,817

Liabilities
Due to custodian	—	—	1,460,928	—
Payable for investments purchased	—	—	12,110,157	1,198,199
Payable for forward foreign currency exchange contracts (Note 2)	—	—	192,029	—
Payable for fund shares repurchased	11,988,759	766,352	—	885
Payable upon return of securities loaned (Note 2)	—	—	—	98,105,671
Distributions payable	3,096	—	—	—
Payable to affiliates
Fund administration expenses	48,846	30,952	329	19,626
Trustees’ fees	2,781	705	104	1,523
Investment management fees	1,398	—	—	—
Accrued expenses	283,131	187,480	5,127	162,618
Total liabilities	12,328,011	985,489	13,768,674	99,488,522

Net assets
Capital paid-in	2,927,362,695	548,207,424	118,793,697	499,736,964
Undistributed net investment income (loss)	(37,442)	(21,947)	296,981	2,799,021
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	37,442	(10,271)	152,260	206,077,603
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	—	—	165,281	335,644,707
Net assets	$2,927,362,695	$548,175,206	$119,408,219	$1,044,258,295
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,939,690,102	$548,954,993	$130,368,295	$708,494,403
Investments in affiliated issuers, at cost	—	—	—	$98,105,671
Foreign currency, at cost	—	—	$161,062	$132,696

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,456,591,061	—	—	$28,366,170
Shares outstanding	245,659,108	—	—	800,133
Net asset value, offering price and redemption price per share	$10.00	—	—	$35.45

Series II
Net assets	$470,771,634	—	—	$274,629,474
Shares outstanding	47,077,165	—	—	7,802,749
Net asset value, offering price and redemption price per share	$10.00	—	—	$35.20

Series NAV
Net assets	—	$548,175,206	$119,408,219	$741,262,651
Shares outstanding	—	548,207,339	9,394,393	21,004,026
Net asset value, offering price and redemption price per share	—	$1.00	$12.71	$35.29

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Overseas Equity	Pacific Rim	Quantitative All Cap	Quantitative Mid Cap
Investments in unaffiliated issuers, at value	$499,045,986	$169,026,517	$446,055,501	$46,841,622
Investments in affiliated issuers, at value (Note 2)	63,115,708	—	23,395,830	1,621,609
Securities loaned, at value (Note 2)	60,110,198	—	22,937,088	1,589,813
Repurchase agreements, at value (Note 2)	8,306,000	—	—	—
Total investments, at value	630,577,892	169,026,517	492,388,419	50,053,044
Cash	103	—	1,133	1,401
Foreign currency, at value	1,177,108	1,770,615	—	—
Receivable for investments sold	8,830,040	3,128,823	—	252,395
Receivable for forward foreign currency exchange contracts (Note 2)	9,922	—	—	—
Receivable for fund shares sold	27,748	100,082	1,538	106,603
Dividends and interest receivable	1,946,795	386,346	309,769	24,302
Receivable due from adviser	10	1,008	98,142	1,590
Other assets	3,644	—	—	—
Total assets	642,573,262	174,413,391	492,799,001	50,439,335

Liabilities
Due to custodian	—	1,380,998	—	—
Payable for investments purchased	5,021,566	1,067,250	—	451,810
Payable for fund shares repurchased	276,633	143,377	1,218,686	3,432
Payable upon return of securities loaned (Note 2)	63,115,708	—	23,395,830	1,621,609
Payable to affiliates
Fund administration expenses	10,185	3,006	4,593	462
Trustees’ fees	1,094	—	—	24
Other payables and accrued expenses	206,593	62,210	31,877	20,171
Total liabilities	68,631,779	2,656,841	24,650,986	2,097,508

Net assets
Capital paid-in	457,878,394	121,074,427	405,720,546	41,723,345
Undistributed net investment income (loss)	4,600,597	78,674	2,229,588	31,684
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	10,612,375	21,545,018	37,321,347	4,612,710
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	100,850,117	29,058,431	22,876,534	1,974,088
Net assets	$573,941,483	$171,756,550	$468,148,015	$48,341,827
Investments in unaffiliated issuers, including repurchase agreements, at cost	$466,619,834	$139,968,526	$446,116,184	$46,457,355
Investments in affiliated issuers, at cost	$63,115,708	—	$23,395,830	$1,621,609
Foreign currency, at cost	$1,177,714	$1,768,588	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$4,918,255	$115,983,488	$302,467,263	$11,335,578
Shares outstanding	322,759	8,956,703	16,614,387	1,037,556
Net asset value, offering price and redemption price per share	$15.24	$12.95	$18.21	$10.93

Series II
Net assets	$7,961,113	$46,435,255	$165,178,777	$35,907,838
Shares outstanding	524,919	3,597,530	9,096,657	3,336,262
Net asset value, offering price and redemption price per share	$15.17	$12.91	$18.16	$10.76

Series NAV
Net assets	$561,062,115	$9,337,807	$501,975	$1,098,411
Shares outstanding	37,127,361	717,526	27,477	100,168
Net asset value, offering price and redemption price per share	$15.11	$13.01	$18.27	$10.97

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Quantitative Value	Real Estate Equity	Real Estate Securities	Science and Technology
Investments in unaffiliated issuers, at value	$760,590,754	$255,285,620	$729,898,832	$370,201,199
Investments in affiliated issuers, at value (Note 2)	21,099,597	11,747,650	71,806,092	12,059,651
Securities loaned, at value (Note 2)	20,685,879	11,517,304	70,398,129	11,823,187
Repurchase agreements, at value (Note 2)	—	6,240,000	—	11,959,000
Total investments, at value	802,376,230	284,790,574	872,103,053	406,043,037
Cash	4,918	55	—	935
Foreign currency, at value	—	—	—	186,909
Receivable for investments sold	1,166,415	794,974	11,853,699	4,283,922
Receivable for fund shares sold	51,195	—	—	98,451
Dividends receivable	756,756	961,203	2,047,706	155,517
Receivable due from adviser	21,054	6	20,907	1,180
Other assets	650	27	—	—
Total assets	804,377,218	286,546,839	886,025,365	410,769,951

Liabilities
Due to custodian	—	—	508,438	—
Payable for investments purchased	4,703,222	1,629,370	11,838,809	10,142,361
Payable for fund shares repurchased	77,707	—	1,008,461	313,535
Payable upon return of securities loaned (Note 2)	21,099,597	11,747,650	71,806,092	12,059,651
Payable to affiliates
Fund administration expenses	9,265	6,266	9,692	5,019
Trustees’ fees	767	539	79	—
Accrued expenses	42,691	27,668	110,271	33,341
Total liabilities	25,933,249	13,411,493	85,281,842	22,553,907

Net assets
Capital paid-in	716,929,536	245,550,407	635,556,219	1,319,092,749
Undistributed net investment income (loss)	6,612,310	1,729,925	6,605,583	(737,762)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	35,314,495	21,007,427	112,647,075	(979,602,126)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	19,587,628	4,847,587	45,934,646	49,463,183
Net assets	$778,443,969	$273,135,346	$800,743,523	$388,216,044
Investments in unaffiliated issuers, including repurchase agreements, at cost	$761,688,992	$268,194,880	$754,362,315	$344,518,602
Investments in affiliated issuers, at cost	$21,099,597	$11,747,650	$71,806,092	$12,059,651
Foreign currency, at cost	—	—	—	$187,491

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,162,818	—	$253,544,963	$329,646,988
Shares outstanding	77,756	—	13,839,307	23,911,422
Net asset value, offering price and redemption price per share	$14.95	—	$18.32	$13.79

Series II
Net assets	$35,267,921	—	$163,330,122	$56,746,123
Shares outstanding	2,349,066	—	8,926,415	4,144,496
Net asset value, offering price and redemption price per share	$15.01	—	$18.30	$13.69

Series NAV
Net assets	$742,013,230	$273,135,346	$383,868,438	$1,822,933
Shares outstanding	49,601,289	20,288,269	21,017,934	132,011
Net asset value, offering price and redemption price per share	$14.96	$13.46	$18.26	$13.81

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Small Cap	Small Cap Growth	Small Cap Intrinsic Value	Small Cap Opportunities
Investments in unaffiliated issuers, at value	$151,929,185	$269,850,407	$142,508,209	$353,035,138
Investments in affiliated issuers, at value (Note 2)	—	32,805,706	—	62,417,417
Securities loaned, at value (Note 2)	—	32,162,457	—	61,193,546
Repurchase agreements, at value (Note 2)	10,783,000	4,874,000	31,000	9,872,000
Total investments, at value	162,712,185	339,692,570	142,539,209	486,518,101
Cash	952	630	723	623
Foreign currency, at value	—	—	202,705	—
Receivable for investments sold	—	4,938,611	208,577	2,217,793
Receivable for fund shares sold	7,948	67,854	16,066	613,466
Dividends and interest receivable	179,071	32,484	92,867	1,210,191
Receivable due from adviser	3,050	6	—	5,707
Other assets	139	20	—	74
Total assets	162,903,345	344,732,175	143,060,147	490,565,955

Liabilities
Payable for investments purchased	3,413,390	2,216,277	1,260,832	2,702,289
Payable for fund shares repurchased	537	175,987	—	56,623
Payable upon return of securities loaned (Note 2)	—	32,805,706	—	62,417,417
Payable to affiliates
Fund administration expenses	5,123	4,753	4,109	9,294
Trustees’ fees	—	—	1,142	—
Accrued expenses	13,087	23,616	17,903	35,593
Total liabilities	3,432,137	35,226,339	1,283,986	65,221,216

Net assets
Capital paid-in	125,552,785	329,857,156	143,823,621	325,703,442
Undistributed net investment income (loss)	72,385	(1,069,977)	205,327	2,382,437
Accumulated undistributed net realized gain (loss) on investments, futures contracts and foreign currency transactions	18,265,683	(68,324,389)	358,594	19,580,701
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	15,580,355	49,043,046	(2,611,381)	77,678,159
Net assets	$159,471,208	$309,505,836	$141,776,161	$425,344,739
Investments in unaffiliated issuers, including repurchase agreements, at cost	$147,131,830	$257,843,818	$145,150,317	$346,422,600
Investments in affiliated issuers, at cost	—	$32,805,706	—	$62,417,417
Foreign currency, at cost	—	—	$202,718	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,234,874	$25,562,505	—	$96,338,291
Shares outstanding	83,465	2,348,602	—	3,845,640
Net asset value, offering price and redemption price per share	$14.80	$10.88	—	$25.05

Series II
Net assets	$1,395,369	$33,633,038	—	$69,147,689
Shares outstanding	94,632	3,108,576	—	2,773,380
Net asset value, offering price and redemption price per share	$14.75	$10.82	—	$24.93

Series NAV
Net assets	$156,840,965	$250,310,293	$141,776,161	$259,858,759
Shares outstanding	10,590,992	22,969,507	11,398,726	10,429,485
Net asset value, offering price and redemption price per share	$14.81	$10.90	$12.44	$24.92

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Small Cap Value	Small Company	Small Company Growth	Small Company Value
Investments in unaffiliated issuers, at value	$380,018,372	$44,332,619	$196,539,293	$622,251,122
Investments in affiliated issuers, at value (Note 2)	54,596,512	2,203,513	47,042,076	89,688,477
Securities loaned, at value (Note 2)	53,525,992	2,160,307	46,119,682	87,929,879
Repurchase agreements, at value (Note 2)	13,840,000	496,000	10,400,000	2,771,000
Total investments, at value	501,980,876	49,192,439	300,101,051	802,640,478
Cash	492	634	305	286
Receivable for investments sold	2,054,649	895,806	2,162,607	371,185
Receivable for fund shares sold	97,581	—	9,896	40,204
Dividends and interest receivable	720,525	55,400	79,643	454,919
Receivable due from adviser	8	1,266	—	11,496
Other assets	220	3	103	110
Total assets	504,854,351	50,145,548	302,353,605	803,518,678

Liabilities
Payable for investments purchased	4,020,207	1,230,152	6,112,045	836,961
Payable for fund shares repurchased	197,346	860	—	384,503
Payable upon return of securities loaned (Note 2)	54,596,512	2,203,513	47,042,076	89,688,477
Payable to affiliates
Fund administration expenses	5,481	1,023	2,354	11,374
Trustees’ fees	867	—	73	742
Other payables and accrued expenses	42,335	31,486	23,143	41,604
Total liabilities	58,862,748	3,467,034	53,179,691	90,963,661

Net assets
Capital paid-in	361,058,710	35,406,439	223,261,520	451,865,701
Undistributed net investment income (loss)	1,066,209	(108,062)	(415,767)	401,568
Accumulated undistributed net realized gain (loss) on investments, futures contracts and foreign currency transactions	22,195,935	6,412,539	4,550,858	25,300,850
Net unrealized appreciation (depreciation) on investments	61,670,749	4,967,598	21,777,303	234,986,898
Net assets	$445,991,603	$46,678,514	$249,173,914	$712,555,017
Investments in unaffiliated issuers, including repurchase agreements, at cost	$385,713,615	$42,021,328	$231,281,672	$477,965,103
Investments in affiliated issuers, at cost	$54,596,512	$2,203,513	$47,042,076	$89,688,477

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$75,427,527	$3,790,535	—	$258,262,844
Shares outstanding	3,772,395	248,567	—	11,907,732
Net asset value, offering price and redemption price per share	$19.99	$15.25	—	$21.69

Series II
Net assets	$79,002,845	$6,402,398	—	$178,107,359
Shares outstanding	3,964,863	422,902	—	8,259,959
Net asset value, offering price and redemption price per share	$19.93	$15.14	—	$21.56

Series NAV
Net assets	$291,561,231	$36,485,581	$249,173,914	$276,184,814
Shares outstanding	14,598,509	2,389,204	15,006,830	12,758,782
Net asset value, offering price and redemption price per share	$19.97	$15.27	$16.60	$21.65

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Special Value	Spectrum Income	U.S. Core	U.S. Global Leaders Growth
Investments in unaffiliated issuers, at value	$6,617,540	$1,000,697,234	$909,494,139	$707,220,432
Investments in affiliated issuers, at value (Note 2)	351,025	3,183,406	710,175	42,808,310
Securities loaned, at value (Note 2)	344,142	3,120,986	696,250	41,968,931
Repurchase agreements, at value (Note 2)	749,000	5,018,000	15,596,000	7,444,000
Total investments, at value	8,061,707	1,012,019,626	926,496,564	799,441,673
Cash	139	61,399	1,050,421	166
Foreign currency, at value	—	402,632	—	—
Receivable for investments sold	—	3,965,553	—	—
Receivable for delayed delivery securities sold	—	10,100,916	—	—
Receivable for forward foreign currency exchange contracts (Note 2)	—	402,654	—	—
Receivable for fund shares sold	1,346	378,008	—	1,619,355
Dividends and interest receivable	6,634	10,917,765	804,698	851,305
Unrealized appreciation of swap contracts (Note 2)	—	21,837	—	—
Receivable for futures variation margin	—	4,971	—	—
Receivable due from adviser	9,527	17	10,908	5,035
Other assets	—	503	—	753
Total assets	8,079,353	1,038,275,881	928,362,591	801,918,287

Liabilities
Payable for investments purchased	—	10,713,802	—	—
Payable for delayed delivery securities purchased	—	35,012,622	—	—
Payable for forward foreign currency exchange contracts (Note 2)	—	1,122,002	—	—
Payable for fund shares repurchased	1,021	—	1,037,495	75,812
Payable upon return of securities loaned (Note 2)	351,025	3,183,406	710,175	42,808,310
Unrealized depreciation of swap contracts (Note 2)	—	3,101	—	—
Payable for futures variation margin	—	—	2,954	—
Payable to affiliates
Fund administration expenses	2,128	15,554	14,054	11,393
Trustees’ fees	—	93	1,176	—
Other payables and accrued expenses	18,549	238,344	91,935	49,567
Total liabilities	372,723	50,288,924	1,857,789	42,945,082

Net assets
Capital paid-in	7,085,924	938,732,079	807,217,976	739,830,949
Undistributed net investment income (loss)	40,852	21,333,867	5,679,780	2,589,731
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency transactions and swap agreements	155,453	4,480,455	44,617,966	(18,723,081)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	424,401	23,440,556	68,989,080	35,275,606
Net assets	$7,706,630	$987,986,957	$926,504,802	$758,973,205
Investments in unaffiliated issuers, including repurchase agreements, at cost	$7,286,281	$984,749,420	$856,774,866	$721,357,757
Investments in affiliated issuers, at cost	$351,025	$3,183,406	$710,175	$42,808,310
Foreign currency, at cost	—	$403,246	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,103,636	—	$843,240,595	$31,115,719
Shares outstanding	70,048	—	38,266,499	2,373,674
Net asset value, offering price and redemption price per share	$15.76	—	$22.04	$13.11

Series II
Net assets	$6,380,068	—	$81,163,338	$26,070,713
Shares outstanding	408,543	—	3,700,202	1,990,727
Net asset value, offering price and redemption price per share	$15.62	—	$21.93	$13.10

Series NAV
Net assets	$222,926	$987,986,957	$2,100,869	$701,786,773
Shares outstanding	14,149	73,369,466	95,279	53,511,114
Net asset value, offering price and redemption price per share	$15.76	$13.47	$22.05	$13.11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	U.S. Large Cap	U.S. Multi Sector	Utilities	Value
Investments in unaffiliated issuers, at value	$962,410,382	$1,432,274,583	$262,723,345	$382,843,946
Investments in affiliated issuers, at value (Note 2)	26,653,832	34,826,857	6,099,658	—
Securities loaned, at value (Note 2)	26,131,208	34,143,977	5,980,057	—
Repurchase agreements, at value (Note 2)	11,306,000	88,333,000	—	—
Total investments, at value	1,026,501,422	1,589,578,417	274,803,060	382,843,946
Cash	511	141	47,477	13,582
Foreign currency, at value	—	—	9,073	—
Cash segregated for futures contracts	—	3,939,800	—	—
Receivable for investments sold	23,644,219	—	3,658,010	4,865,995
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	17,610	—
Receivable for fund shares sold	92,012	364,521	162,914	98,338
Dividends and interest receivable	1,028,030	1,384,803	958,408	295,357
Receivable due from adviser	20	27	645	8
Other assets	576	770	95	98
Total assets	1,051,266,790	1,595,268,479	279,657,292	388,117,324

Liabilities
Payable for investments purchased	11,353,077	—	3,355,116	7,301,627
Payable for forward foreign currency exchange contracts (Note 2)	—	—	340,599	—
Payable for fund shares repurchased	502,142	—	64,129	243,054
Payable upon return of securities loaned (Note 2)	26,653,832	34,826,857	6,099,658	—
Payable for futures variation margin	—	74,135	—	—
Payable to affiliates
Fund administration expenses	17,663	25,004	3,508	6,131
Trustees’ fees	1,803	1,176	—	—
Accrued expenses	102,751	118,639	37,895	30,882
Total liabilities	38,631,268	35,045,811	9,900,905	7,581,694

Net assets
Capital paid-in	994,576,596	1,388,287,977	195,242,360	281,501,260
Undistributed net investment income (loss)	3,459,666	9,083,321	2,998,834	1,301,953
Accumulated undistributed net realized gain (loss) on investments, futures contracts and foreign currency transactions	(115,950,428)	52,680,330	23,322,987	36,762,450
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	130,549,688	110,171,040	48,192,206	60,969,967
Net assets	$1,012,635,522	$1,560,222,668	$269,756,387	$380,535,630
Investments in unaffiliated issuers, including repurchase agreements, at cost	$869,297,902	$1,444,126,332	$220,189,695	$321,873,979
Investments in affiliated issuers, at cost	$26,653,832	$34,826,857	$6,099,658	—
Foreign currency, at cost	—	—	$9,079	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$419,406,452	—	$185,015,806	$308,620,418
Shares outstanding	24,313,492	—	11,764,457	13,737,719
Net asset value, offering price and redemption price per share	$17.25	—	$15.73	$22.47

Series II
Net assets	$109,704,600	—	$74,658,386	$63,890,625
Shares outstanding	6,380,064	—	4,779,654	2,855,449
Net asset value, offering price and redemption price per share	$17.19	—	$15.62	$22.37

Series NAV
Net assets	$483,524,470	$1,560,222,668	$10,082,195	$8,024,587
Shares outstanding	28,081,158	107,640,548	641,439	357,244
Net asset value, offering price and redemption price per share	$17.22	$14.49	$15.72	$22.46

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Value & Restructuring	Vista
Investments in unaffiliated issuers, at value	$367,328,224	$128,128,884
Investments in affiliated issuers, at value (Note 2)	25,665,035	12,771,868
Securities loaned, at value (Note 2)	25,161,799	12,521,439
Repurchase agreements, at value (Note 2)	8,868,000	1,541,000
Total investments, at value	427,023,058	154,963,191
Cash	503	225
Foreign currency, at value	76	82,659
Receivable for investments sold	29,441	3,552,806
Receivable for forward foreign currency exchange contracts (Note 2)	—	16,866
Dividends and interest receivable	401,830	20,018
Receivable due from adviser	7	2
Other assets	294	75
Total assets	427,455,209	158,635,842

Liabilities
Payable for investments purchased	375,864	3,276,068
Payable for forward foreign currency exchange contracts (Note 2)	—	23,563
Payable for fund shares repurchased	43,956	26,052
Payable upon return of securities loaned (Note 2)	25,665,035	12,771,868
Payable for options written, at value (Note 2)	1,654,200	—
Payable to affiliates
Fund administration expenses	6,605	2,311
Trustees’ fees	1,049	—
Accrued expenses	37,563	22,953
Total liabilities	27,784,272	16,122,815

Net assets
Capital paid-in	314,856,584	104,074,836
Undistributed net investment income (loss)	3,429,919	(207,484)
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	1,599,058	6,880,896
Net unrealized appreciation (depreciation) on investments, options written and translation of assets and liabilities in foreign currencies	79,785,376	31,764,779
Net assets	$399,670,937	$142,513,027
Investments in unaffiliated issuers, including repurchase agreements, at cost	$320,302,054	$110,419,345
Investments in affiliated issuers, at cost	$25,665,035	$12,771,868
Foreign currency, at cost	$75	$82,659
Premiums received on written options	$383,082	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series NAV
Net assets	$399,670,937	$142,513,027
Shares outstanding	23,421,258	8,204,433
Net asset value, offering price and redemption price per share	$17.06	$17.37

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	All Cap Core	All Cap Growth	All Cap Value	American Asset Allocation[a]
Dividends	$5,057,751	$1,912,268	$2,270,177	—
Interest	1,703,526	224,014	289,312	—
Income distributions received from underlying funds	—	—	—	$211,584
Securities lending	43,717	11,192	18,144	—
Less foreign taxes withheld	—	(44,193)	(27,761)	—
Total investment income	6,804,994	2,103,281	2,549,872	211,584

Expenses
Investment management fees (Note 3)	2,664,364	1,669,906	1,217,594	—
Series I distribution and service fees (Note 3)	53,087	59,405	16,836	—
Series II distribution and service fees (Note 3)	18,855	35,860	78,552	38,661
Printing and postage fees (Note 3)	16,119	8,740	8,891	16
Audit and legal fees	13,137	13,463	12,499	3,508
Custodian fees	48,554	48,079	30,489	1,980
Registration and filing fees	4,286	2,101	1,781	28
Fund administration fees (Note 3)	20,959	15,428	14,007	16
Trustees’ fees (Note 4)	5,147	3,351	1,846	5
Miscellaneous	2,437	2,739	1,952	3
Total expenses	2,846,945	1,859,072	1,384,447	44,217
Less: expense reductions (Note 3)	(7,657)	(4,229)	(2,936)	—
Net expenses	2,839,288	1,854,843	1,381,511	44,217
Net investment income (loss)	3,965,706	248,438	1,168,361	167,367

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	46,773,050	13,102,508	46,613,819	—
Net increase from payments by affiliates (Note 11)	655,372	731,112	176,134	—
Capital gain distributions received from underlying funds	—	—	—	1,773,409
Futures contracts	1,991,188	—	1,214,577	—
Foreign currency transactions	—	(36,226)	—	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(13,704,665)	23,051,835	(23,251,213)	(2,019,451)
Futures contracts	956,753	—	—	—
Translation of assets and liabilities in foreign currencies	—	5,396	—	—
Net realized and unrealized gain (loss)	36,671,698	36,854,625	24,753,317	(246,042)

Increase (decrease) in net assets from operations	$40,637,404	$37,103,063	$25,921,678	($78,675)

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	American Blue Chip Income and Growth	American Bond	American Global Growth[a]	American Global Small Capitalization[a]
Income distributions received from underlying funds	$2,469,447	$26,668,178	$306,366	$143,029
Total investment income	2,469,447	26,668,178	306,366	143,029

Expenses
Series I distribution and service fees (Note 3)	30,213	6,897	—	—
Series II distribution and service fees (Note 3)	480,103	1,598,219	16,446	6,105
Printing and postage fees (Note 3)	4,607	17,892	16	16
Audit and legal fees	9,270	10,277	3,508	3,508
Custodian fees	5,818	5,839	1,980	1,980
Registration and filing fees	495	5,198	28	28
Fund administration fees (Note 3)	7,329	20,900	16	16
Trustees’ fees (Note 4)	995	5,569	5	5
Miscellaneous	1,207	1,808	3	4
Total expenses	540,037	1,672,599	22,002	11,662
Less: expense reductions (Note 3)	—	—	—	(1,486)
Net expenses	540,037	1,672,599	22,002	10,176
Net investment income (loss)	1,929,410	24,995,579	284,364	132,853

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	8,025,073	198,393	—	—
Capital gain distributions received from underlying funds	6,296,274	—	893,785	558,151
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,919,471)	(17,601,364)	(1,023,123)	(373,775)
Net realized and unrealized gain (loss)	12,401,876	(17,402,971)	(129,338)	184,376

Increase (decrease) in net assets from operations	$14,331,286	$7,592,608	$155,026	$317,229

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	American Growth	American Growth-Income	American High Income Bond[a]	American International
Income distributions received from underlying funds	$2,886,264	$3,733,602	$353,470	$2,133,352
Total investment income	2,886,264	3,733,602	353,470	2,133,352

Expenses
Series I distribution and service fees (Note 3)	156,138	37,413	—	144,001
Series II distribution and service fees (Note 3)	3,917,110	3,277,087	4,838	2,571,759
Printing and postage fees (Note 3)	38,582	31,989	16	27,102
Audit and legal fees	21,507	18,008	3,508	15,632
Custodian fees	5,212	5,391	1,980	5,555
Registration and filing fees	9,796	8,085	28	6,824
Fund administration fees (Note 3)	59,104	47,423	16	39,284
Trustees’ fees (Note 4)	13,587	10,856	5	8,914
Miscellaneous	8,325	6,269	3	4,973
Total expenses	4,229,361	3,442,521	10,394	2,824,044
Less: expense reductions (Note 3)	—	—	(2,330)	—
Net expenses	4,229,361	3,442,521	8,064	2,824,044
Net investment income (loss)	(1,343,097)	291,081	345,406	(690,692)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	32,646,893	10,612,410	—	19,546,274
Capital gain distributions received from underlying funds	119,830,976	45,368,299	—	57,998,102
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	14,630,770	45,668,381	(427,969)	55,069,932
Net realized and unrealized gain (loss)	167,108,639	101,649,090	(427,969)	132,614,308

Increase (decrease) in net assets from operations	$165,765,542	$101,940,171	($82,563)	$131,923,616

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	American New World[a]	Blue Chip Growth	Capital Appreciation	Classic Value
Dividends	—	$17,753,656	$4,817,934	$846,198
Interest	—	393,349	393,300	43,098
Income distributions received from underlying funds	$99,908	—	—	—
Securities lending	—	105,485	510,486	4,865
Less foreign taxes withheld	—	(512,815)	(160,279)	(10,531)
Total investment income	99,908	17,739,675	5,561,441	883,630

Expenses
Investment management fees (Note 3)	—	11,339,121	3,745,074	308,006
Series I distribution and service fees (Note 3)	—	162,849	63,186	8,060
Series II distribution and service fees (Note 3)	5,030	218,244	134,417	44,711
Printing and postage fees (Note 3)	16	69,572	44,058	2,053
Audit and legal fees	3,508	35,063	22,195	10,236
Custodian fees	1,980	44,595	50,389	9,137
Registration and filing fees	28	15,968	51,803	459
Fund administration fees (Note 3)	16	103,653	36,741	3,143
Trustees’ fees (Note 4)	5	23,465	8,622	612
Miscellaneous	4	19,288	3,447	2,595
Total expenses	10,587	12,031,818	4,159,932	389,012
Less: expense reductions (Note 3)	(2,203)	(471,109)	(11,115)	(842)
Net expenses	8,384	11,560,709	4,148,817	388,170
Net investment income (loss)	91,524	6,178,966	1,412,624	495,460

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	4,308	86,020,677	9,854,961	4,035,815
Net increase from payments by affiliates (Note 11)	—	709,629	725,944	—
Capital gain distributions received from underlying funds	402,478	—	—	—
Foreign currency transactions	—	(49,761)	(2,077)	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(302,706)	150,705,464	36,711,410	264,361
Translation of assets and liabilities in foreign currencies	—	(8,811)	—	—
Net realized and unrealized gain (loss)	104,080	237,377,198	47,290,238	4,300,176

Increase (decrease) in net assets from operations	$195,604	$243,556,164	$48,702,862	$4,795,636

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Core Equity	Dynamic Growth	Emerging Growth	Emerging Markets Value[a]
Dividends	$2,280,165	$199,402	$23,063	$1,190,311
Interest	157,574	63,075	19,729	245,339
Securities lending	—	34,143	33,757	—
Less foreign taxes withheld	—	—	—	(234,238)
Total investment income	2,437,739	296,620	76,549	1,201,412

Expenses
Investment management fees (Note 3)	2,242,751	686,278	118,032	446,439
Series I distribution and service fees (Note 3)	607	29,461	469	10
Series II distribution and service fees (Note 3)	67,846	42,475	14,131	—
Printing and postage fees (Note 3)	13,428	2,942	584	6,166
Audit and legal fees	14,662	11,176	10,968	6,131
Custodian fees	33,170	11,868	7,636	46,568
Registration and filing fees	3,191	810	3,336	10,482
Fund administration fees (Note 3)	21,375	6,140	1,487	6,166
Trustees’ fees (Note 4)	4,828	753	245	1,727
Miscellaneous	4,092	1,200	1,248	728
Total expenses	2,405,950	793,103	158,136	524,417
Less: expense reductions (Note 3)	(6,307)	(1,648)	(316)	(1,377)
Net expenses	2,399,643	791,455	157,820	523,040
Net investment income (loss)	38,096	(494,835)	(81,271)	678,372

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	6,401,851	14,439,366	1,195,959	(15,190)
Net increase from payments by affiliates (Note 11)	—	146,760	13,181	—
Foreign currency transactions	(9,195)	—	—	(595,774)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	23,030,527	3,788,263	1,031,797	25,503,001
Translation of assets and liabilities in foreign currencies	31	—	—	5,271
Net realized and unrealized gain (loss)	29,423,214	18,374,389	2,240,937	24,897,308

Increase (decrease) in net assets from operations	$29,461,310	$17,879,554	$2,159,666	$25,575,680

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Emerging Small Company	Equity-Income	Financial Services	Franklin Templeton Founding Allocation[a]
Dividends	$457,985	$27,240,833	$1,159,088	—
Interest	47,210	3,305,476	49,847	—
Securities lending	115,872	146,432	22,035	—
Less foreign taxes withheld	—	(241,715)	—	—
Total investment income	621,067	30,451,026	1,230,970	—

Expenses
Investment management fees (Note 3)	1,236,604	10,042,055	745,856	$10,297
Series I distribution and service fees (Note 3)	51,129	204,017	18,207	—
Series II distribution and service fees (Note 3)	61,893	397,218	71,864	51,488
Printing and postage fees (Note 3)	7,480	57,791	4,246	16
Audit and legal fees	15,904	33,123	10,314	4,901
Custodian fees	16,029	121,812	7,792	1,980
Registration and filing fees	1,207	13,909	1,239	28
Fund administration fees (Note 3)	10,560	95,358	7,109	16
Trustees’ fees (Note 4)	1,593	20,136	1,166	5
Miscellaneous	8,131	17,116	5,234	3
Total expenses	1,410,530	11,002,535	873,027	68,734
Less: expense reductions (Note 3)	(2,738)	(418,399)	(1,953)	(12,098)
Net expenses	1,407,792	10,584,136	871,074	56,636
Net investment income (loss)	(786,725)	19,866,890	359,896	(56,636)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	8,301,620	90,154,438	15,783,022	—
Net increase from payments by affiliates (Note 11)	333,109	417,365	52,653	—
Foreign currency transactions	—	(20,884)	20,154	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	19,395,495	86,120,527	(9,990,165)	—
Investments in affiliated underlying funds	—	—	—	213,627
Net realized and unrealized gain (loss)	28,030,224	176,671,446	5,865,664	213,627

Increase (decrease) in net assets from operations	$27,243,499	$196,538,336	$6,225,560	$156,991

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Fundamental Value	Global	Global Allocation	Global Real Estate
Dividends	$11,969,460	$5,500,591	$2,218,349	$5,395,491
Interest	1,305,594	671,523	2,477,309	142,463
Securities lending	16,396	60,429	14,429	62,028
Less foreign taxes withheld	(92,320)	(416,224)	(88,704)	(392,835)
Total investment income	13,199,130	5,816,319	4,621,383	5,207,147

Expenses
Investment management fees (Note 3)	4,934,347	1,716,878	1,348,261	2,140,044
Series I distribution and service fees (Note 3)	50,380	88,011	23,407	—
Series II distribution and service fees (Note 3)	538,529	66,146	273,850	—
Printing and postage fees (Note 3)	30,245	8,319	7,821	10,356
Audit and legal fees	20,618	16,347	13,265	11,982
Custodian fees	106,189	210,665	137,566	224,457
Registration and filing fees	7,484	2,395	1,271	3,323
Fund administration fees (Note 3)	47,506	15,250	11,356	7,683
Trustees’ fees (Note 4)	11,201	1,878	1,983	2,809
Miscellaneous	7,415	6,202	2,607	2,878
Total expenses	5,753,914	2,132,091	1,821,387	2,403,532
Less: expense reductions (Note 3)	(14,155)	(36,156)	(3,452)	(4,980)
Net expenses	5,739,759	2,095,935	1,817,935	2,398,552
Net investment income (loss)	7,459,371	3,720,384	2,803,448	2,808,595

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	9,498,020	52,641,744	8,372,883	34,223,022
Net increase from payments by affiliates (Note 11)	136,967	806,885	13,405	—
Futures contracts	—	—	(553,636)	—
Foreign currency transactions	(8,819)	(165,690)	(2,741,952)	(2,288,668)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	69,273,933	(31,037,565)	6,289,551	(34,700,679)
Futures contracts	—	—	233,185	—
Translation of assets and liabilities in foreign currencies	664	(6,089)	(827,946)	(371,452)
Net realized and unrealized gain (loss)	78,900,765	22,239,285	10,785,490	(3,137,777)

Increase (decrease) in net assets from operations	$86,360,136	$25,959,669	$13,588,938	($329,182)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Growth & Income	Health Sciences	Income and Value	International Core
Dividends	$16,888,701	$1,061,216	$3,026,865	$30,849,037
Interest	180,031	46,057	5,257,563	1,175,141
Securities lending	60,987	—	26,645	608,928
Less foreign taxes withheld	(67,815)	(48,071)	(48,301)	(3,242,527)
Total investment income	17,061,904	1,059,202	8,262,772	29,390,579

Expenses
Investment management fees (Note 3)	7,138,544	1,295,231	2,241,682	6,407,456
Series I distribution and service fees (Note 3)	—	33,671	116,093	35,657
Series II distribution and service fees (Note 3)	—	102,008	123,458	64,950
Printing and postage fees (Note 3)	—	5,574	11,006	35,044
Audit and legal fees	10,161	11,907	18,180	18,359
Custodian fees	6,338	67,755	93,396	801,719
Registration and filing fees	108	1,442	3,193	8,334
Fund administration fees (Note 3)	791	9,697	22,427	51,313
Trustees’ fees (Note 4)	7,488	687	4,873	11,659
Miscellaneous	15,151	2,189	7,011	7,484
Total expenses	7,178,581	1,530,161	2,641,319	7,441,975
Less: expense reductions (Note 3)	(22,837)	(68,123)	(6,052)	(15,763)
Net expenses	7,155,744	1,462,038	2,635,267	7,426,212
Net investment income (loss)	9,906,160	(402,836)	5,627,505	21,964,367

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	130,745,844	14,172,999	28,442,729	60,648,457
Net increase from payments by affiliates (Note 11)	20,949	70,129	441,367	355,159
Futures contracts	—	—	—	10,810,284
Options	—	1,113,404	—	—
Foreign currency transactions	—	(38,129)	82,715	(9,850,005)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,202,872)	4,231,518	(7,578,742)	89,496,810
Futures contracts	—	—	—	(712,126)
Options	—	236,465	—	—
Translation of assets and liabilities in foreign currencies	—	(1,393)	(82,136)	(69,663)
Net realized and unrealized gain (loss)	121,563,921	19,784,993	21,305,933	150,678,916

Increase (decrease) in net assets from operations	$131,470,081	$19,382,157	$26,933,438	$172,643,283

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	International Opportunities	International Small Cap	International Small Company	International Value
Dividends	$13,361,490	$8,861,391	$3,270,549	$35,096,092
Interest	879,002	771,434	31,568	1,125,542
Securities lending	97,012	291,525	198,625	550,576
Less foreign taxes withheld	(1,302,998)	(744,411)	(270,012)	(2,947,028)
Total investment income	13,034,506	9,179,939	3,230,730	33,825,182

Expenses
Investment management fees (Note 3)	3,387,154	3,031,747	1,182,262	6,858,460
Series I distribution and service fees (Note 3)	1,297	41,660	—	110,893
Series II distribution and service fees (Note 3)	76,312	87,432	—	326,347
Printing and postage fees (Note 3)	20,508	15,548	5,892	39,395
Audit and legal fees	15,356	17,951	11,031	28,353
Custodian fees	363,045	547,038	121,384	1,026,923
Registration and filing fees	4,680	2,905	1,673	9,621
Fund administration fees (Note 3)	26,507	25,891	4,506	62,649
Trustees’ fees (Note 4)	5,670	5,675	1,433	13,505
Miscellaneous	3,302	9,634	3,403	17,748
Total expenses	3,903,831	3,785,481	1,331,584	8,493,894
Less: expense reductions (Note 3)	(8,469)	(7,229)	(2,588)	(132,064)
Net expenses	3,895,362	3,778,252	1,328,996	8,361,830
Net investment income (loss)	9,139,144	5,401,687	1,901,734	25,463,352

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	53,738,401	74,650,279 [a]	18,518,575	65,064,281
Net increase from payments by affiliates (Note 11)	—	422,207	—	1,147,277
Foreign currency transactions	(130,067)	221,582	(60,787)	(403,472)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,279,945)	45,548,930 [b]	12,988,245 [c]	49,857,744
Translation of assets and liabilities in foreign currencies	15,112	(48,254)	33,686	136,704
Net realized and unrealized gain (loss)	49,343,501	120,794,744	31,479,719	115,802,534

Increase (decrease) in net assets from operations	$58,482,645	$126,196,431	$33,381,453	$141,265,886

a	Net of foreign taxes of $25,784 for International Small Cap.
b	Net of $655,447 decrease in deferred foreign withholding taxes for International Small Cap.
c	Net of $12,921 decrease in deferred foreign withholding taxes for International Small Company.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Large Cap	Large Cap Value	Managed	Mid Cap Intersection[a]
Dividends	$3,239,080	$5,246,489	$9,377,328	$588,160
Interest	171,945	36,485	18,566,253	80,106
Securities lending	28,158	13,743	49,266	—
Less foreign taxes withheld	—	—	(3,470)	—
Total investment income	3,439,183	5,296,717	27,989,377	668,266

Expenses
Investment management fees (Note 3)	1,347,454	2,324,242	5,448,330	395,326
Series I distribution and service fees (Note 3)	31,758	22,489	—	8
Series II distribution and service fees (Note 3)	11,776	77,580	—	123
Printing and postage fees (Note 3)	—	—	29,394	4,798
Audit and legal fees	16,634	49,286	30,849	5,857
Custodian fees	13,631	27,984	25,416	9,597
Registration and filing fees	2,360	7,443	5,360	8,157
Fund administration fees (Note 3)	8,689	19,786	20,286	4,798
Trustees’ fees (Note 4)	1,570	3,049	15,156	1,584
Miscellaneous	1,722	5,710	16,082	623
Total expenses	1,435,594	2,537,569	5,590,873	430,871
Less: expense reductions (Note 3)	(4,577)	(6,260)	(16,940)	(1,329)
Net expenses	1,431,017	2,531,309	5,573,933	429,542
Net investment income (loss)	2,008,166	2,765,408	22,415,444	238,724

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	13,165,827	15,695,116	35,803,715	(227,073)
Net increase from payments by affiliates (Note 11)	2,789,924	185,990	—	—
Futures contracts	63,607	—	276,814	137,130
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,328,646	30,911,489	(8,888,539)	2,556,108
Futures contracts	3,295	—	(43,119)	(59,989)
Net realized and unrealized gain (loss)	17,351,299	46,792,595	27,148,871	2,406,176

Increase (decrease) in net assets from operations	$19,359,465	$49,558,003	$49,564,315	$2,644,900

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Mid Cap Stock	Mid Cap Value	Mid Cap Value Equity	Mid Value
Dividends	$2,928,249	$3,763,800	$1,453,963	$3,359,577
Interest	547,096	476,636	49,955	276,809
Securities lending	169,708	20,837	14,254	50,252
Less foreign taxes withheld	(61,217)	(1,094)	(4,319)	(665)
Total investment income	3,583,836	4,260,179	1,513,853	3,685,973

Expenses
Investment management fees (Note 3)	4,508,479	2,271,739	538,706	995,213
Series I distribution and service fees (Note 3)	90,206	62,826	—	2,136
Series II distribution and service fees (Note 3)	231,710	267,242	—	23,061
Printing and postage fees (Note 3)	22,224	10,266	2,853	4,596
Audit and legal fees	19,526	15,194	9,722	10,664
Custodian fees	85,801	45,355	16,206	37,482
Registration and filing fees	5,808	2,593	826	1,113
Fund administration fees (Note 3)	39,404	20,351	2,169	7,453
Trustees’ fees (Note 4)	8,869	4,583	634	842
Miscellaneous	72,033	4,260	686	2,429
Total expenses	5,084,060	2,704,409	571,802	1,084,989
Less: expense reductions (Note 3)	(11,845)	(5,873)	(1,352)	(49,254)
Net expenses	5,072,215	2,698,536	570,450	1,035,735
Net investment income (loss)	(1,488,379)	1,561,643	943,403	2,650,238

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	90,063,125	45,469,010	2,268,111	16,076,941
Net increase from payments by affiliates (Note 11)	799,463	459,570	—	—
Foreign currency transactions	(37,157)	—	349	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	58,622,369	7,298,880	14,829,889	1,134,914
Translation of assets and liabilities in foreign currencies	2,589	—	19	—
Net realized and unrealized gain (loss)	149,450,389	53,227,460	17,098,368	17,211,855

Increase (decrease) in net assets from operations	$147,962,010	$54,789,103	$18,041,771	$19,862,093

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Money Market	Money Market B	Mutual Shares[a]	Natural Resources
Dividends	—	—	$266,140	$8,964,610
Interest	$71,153,392	$12,989,653	154,016	626,738
Securities lending	—	—	—	85,101
Less foreign taxes withheld	—	—	(17,025)	(501,476)
Total investment income	71,153,392	12,989,653	403,131	9,174,973

Expenses
Investment management fees (Note 3)	6,472,933	1,244,175	97,892	5,632,658
Series I distribution and service fees (Note 3)	585,440	—	—	5,639
Series II distribution and service fees (Note 3)	476,284	—	—	306,168
Printing and postage fees (Note 3)	128,982	545	329	27,382
Audit and legal fees	33,932	8,931	4,964	18,098
Custodian fees	127,249	4,499	1,980	314,683
Registration and filing fees	15,151	759	559	6,554
Fund administration fees (Note 3)	98,048	143	329	41,564
Trustees’ fees (Note 4)	21,441	4,077	108	9,299
Miscellaneous	16,539	2,713	292	25,975
Total expenses	7,975,999	1,265,842	106,453	6,388,020
Less: expense reductions (Note 3)	—	(567,930)	(303)	(12,125)
Net expenses	7,975,999	697,912	106,150	6,375,895
Net investment income (loss)	63,177,393	12,291,741	296,981	2,799,078

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	37,442	22,852	11,206	207,076,306
Net increase from payments by affiliates (Note 11)	—	—	—	21,209
Foreign currency transactions	—	—	141,054	(132,407)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	—	360,011	20,581,231
Translation of assets and liabilities in foreign currencies	—	—	(194,730)	2,547
Net realized and unrealized gain (loss)	37,442	22,852	317,541	227,548,886

Increase (decrease) in net assets from operations	$63,214,835	$12,314,593	$614,522	$230,347,964

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Overseas Equity	Pacific Rim	Quantitative All Cap	Quantitative Mid Cap
Dividends	$8,861,545	$2,097,466	$3,429,937	$222,875
Interest	236,727	3,820	162,929	11,783
Securities lending	203,544	41,897	125,426	—
Less foreign taxes withheld	(919,350)	(179,108)	(11,403)	(1,034)
Total investment income	8,382,466	1,964,075	3,706,889	233,624

Expenses
Investment management fees (Note 3)	2,650,126	691,079	1,252,920	148,134
Series I distribution and service fees (Note 3)	1,086	29,998	73,969	2,976
Series II distribution and service fees (Note 3)	9,667	55,231	72,735	23,092
Printing and postage fees (Note 3)	13,386	3,332	6,193	590
Audit and legal fees	13,147	12,664	12,602	10,229
Custodian fees	274,321	156,328	22,789	11,425
Registration and filing fees	3,530	286	2,038	178
Fund administration fees (Note 3)	18,100	6,651	11,769	1,418
Trustees’ fees (Note 4)	4,531	638	1,036	308
Miscellaneous	2,179	41,710	25,274	4,028
Total expenses	2,990,073	997,917	1,481,325	202,378
Less: expense reductions (Note 3)	(5,887)	(1,855)	(4,024)	(438)
Net expenses	2,984,186	996,062	1,477,301	201,940
Net investment income (loss)	5,398,280	968,013	2,229,588	31,684

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	34,997,062	20,793,042 [a]	37,808,407	4,568,936
Net increase from payments by affiliates (Note 11)	—	—	1,141	232,155
Foreign currency transactions	(218,257)	(115,962)	128	16
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	13,487,397	(6,552,871)[b]	(11,211,062)	(1,378,636)
Translation of assets and liabilities in foreign currencies	93,147	(824)	253	10
Net realized and unrealized gain (loss)	48,359,349	14,123,385	26,598,867	3,422,481

Increase (decrease) in net assets from operations	$53,757,629	$15,091,398	$28,828,455	$3,454,165

a	Net of foreign taxes of $25,761 for Pacific Rim.
b	Net of $37,272 decrease in deferred foreign withholding taxes for Pacific Rim.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Quantitative Value	Real Estate Equity	Real Estate Securities	Science and Technology
Dividends	$8,465,726	$2,525,789	$10,050,693	$1,265,531
Interest	292,717	372,813	151,174	330,996
Securities lending	40,778	69,593	37,924	66,003
Less foreign taxes withheld	(48,168)	—	(23,677)	(90,857)
Total investment income	8,751,053	2,968,195	10,216,114	1,571,673

Expenses
Investment management fees (Note 3)	2,023,528	1,242,334	3,191,222	2,053,258
Series I distribution and service fees (Note 3)	272	—	75,641	82,678
Series II distribution and service fees (Note 3)	18,721	—	220,252	73,721
Printing and postage fees (Note 3)	15,087	5,800	19,668	21,812
Audit and legal fees	13,266	11,344	25,476	20,098
Custodian fees	28,847	15,051	7,145	87,365
Registration and filing fees	3,827	1,602	4,550	4,083
Fund administration fees (Note 3)	19,268	5,718	41,006	15,800
Trustees’ fees (Note 4)	4,297	2,021	8,203	3,059
Miscellaneous	18,344	9,684	26,804	3,678
Total expenses	2,145,457	1,293,554	3,619,967	2,365,552
Less: expense reductions (Note 3)	(6,924)	(55,288)	(9,692)	(56,117)
Net expenses	2,138,533	1,238,266	3,610,275	2,309,435
Net investment income (loss)	6,612,520	1,729,929	6,605,839	(737,762)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	36,609,107	21,121,066	113,161,196	24,314,549
Net increase from payments by affiliates (Note 11)	—	—	161,839	505,747
Foreign currency transactions	(138)	(5,907)	—	(39,270)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,938,040)	(37,056,852)	(167,527,925)	16,261,130
Translation of assets and liabilities in foreign currencies	123	(457)	—	10,682
Net realized and unrealized gain (loss)	26,671,052	(15,942,150)	(54,204,890)	41,052,838

Increase (decrease) in net assets from operations	$33,283,572	($14,212,221)	($47,599,051)	$40,315,076

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Small Cap	Small Cap Growth	Small Cap Intrinsic Value[a]	Small Cap Opportunities
Dividends	$555,657	$352,367	$141,680	$4,361,081
Interest	384,549	192,261	250,759	311,829
Securities lending	170,192	109,828	—	144,373
Less foreign taxes withheld	—	(3,782)	—	(5,214)
Total investment income	1,110,398	650,674	392,439	4,812,069

Expenses
Investment management fees (Note 3)	979,219	1,596,068	156,858	2,182,001
Series I distribution and service fees (Note 3)	170	6,101	—	25,082
Series II distribution and service fees (Note 3)	1,693	42,798	—	89,711
Printing and postage fees (Note 3)	14,349	6,290	4,110	9,661
Audit and legal fees	17,691	12,680	5,720	30,572
Custodian fees	13,068	42,923	8,219	21,716
Registration and filing fees	1,410	1,814	6,986	1,477
Fund administration fees (Note 3)	10,008	11,451	4,109	14,979
Trustees’ fees (Note 4)	1,579	1,737	1,150	2,893
Miscellaneous	1,260	2,017	478	4,563
Total expenses	1,040,447	1,723,879	187,630	2,382,655
Less: expense reductions (Note 3)	(2,434)	(3,228)	(518)	(4,750)
Net expenses	1,038,013	1,720,651	187,112	2,377,905
Net investment income (loss)	72,385	(1,069,977)	205,327	2,434,164

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	18,951,910	16,793,547	386,775	19,790,386
Net increase from payments by affiliates (Note 11)	—	18,375	—	187,019
Futures contracts	405,448	—	—	—
Foreign currency transactions	—	—	(28,181)	(216)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(6,815,331)	15,279,523	(2,611,108)	4,294,554
Translation of assets and liabilities in foreign currencies	—	—	(273)	283
Net realized and unrealized gain (loss)	12,542,027	32,091,445	(2,252,787)	24,272,026

Increase (decrease) in net assets from operations	$12,614,412	$31,021,468	($2,047,460)	$26,706,190

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Small Cap Value	Small Company	Small Company Growth	Small Company Value
Dividends	$3,160,401	$286,101	$174,913	$3,753,761
Interest	255,634	10,792	157,828	388,843
Securities lending	170,254	2,640	17,399	123,529
Less foreign taxes withheld	—	(1,079)	—	—
Total investment income	3,586,289	298,454	350,140	4,266,133

Expenses
Investment management fees (Note 3)	2,327,735	323,412	739,121	3,610,484
Series I distribution and service fees (Note 3)	18,841	1,045	—	66,761
Series II distribution and service fees (Note 3)	94,988	9,256	—	233,257
Printing and postage fees (Note 3)	10,791	1,285	2,990	30,459
Audit and legal fees	12,930	9,985	10,589	15,723
Custodian fees	34,914	57,474	8,576	48,703
Registration and filing fees	2,832	322	292	3,869
Fund administration fees (Note 3)	15,470	2,489	4,502	26,956
Trustees’ fees (Note 4)	3,993	342	841	5,955
Miscellaneous	2,289	1,560	629	5,751
Total expenses	2,524,783	407,170	767,540	4,047,918
Less: expense reductions (Note 3)	(4,753)	(654)	(1,633)	(185,588)
Net expenses	2,520,030	406,516	765,907	3,862,330
Net investment income (loss)	1,066,259	(108,062)	(415,767)	403,803

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	22,746,767	6,767,337	4,564,549	26,714,127
Net increase from payments by affiliates (Note 11)	—	—	—	83,601
Futures contracts	—	48,441	—	—
Foreign currency transactions	—	—	(3)	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	9,833,409	(934,679)	10,289,800	21,081,107
Translation of assets and liabilities in foreign currencies	—	—	1	—
Net realized and unrealized gain (loss)	32,580,176	5,881,099	14,854,347	47,878,835

Increase (decrease) in net assets from operations	$33,646,435	$5,773,037	$14,438,580	$48,282,638

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Special Value	Spectrum Income	U.S. Core	U.S. Global Leaders Growth
Dividends	$457,263	$1,927,845	$9,508,886	$4,850,445
Interest	251,307	22,814,972	322,514	315,420
Securities lending	38,933	51,292	15,918	8,838
Less foreign taxes withheld	—	(28,981)	—	(52,886)
Total investment income	747,503	24,765,128	9,847,318	5,121,817

Expenses
Investment management fees (Note 3)	484,286	3,394,163	3,661,077	2,409,067
Series I distribution and service fees (Note 3)	244	—	219,127	8,320
Series II distribution and service fees (Note 3)	8,130	—	106,198	34,507
Printing and postage fees (Note 3)	4,962	22,524	17,302	16,634
Audit and legal fees	10,859	20,369	20,789	14,649
Custodian fees	13,946	593,249	91,513	19,099
Registration and filing fees	637	5,280	5,599	4,015
Fund administration fees (Note 3)	4,747	32,751	39,311	24,856
Trustees’ fees (Note 4)	832	6,284	8,917	4,475
Miscellaneous	807	5,969	7,543	3,635
Total expenses	529,450	4,080,589	4,177,376	2,539,257
Less: expense reductions (Note 3)	(9,109)	(125,671)	(10,307)	(7,621)
Net expenses	520,341	3,954,918	4,167,069	2,531,636
Net investment income (loss)	227,162	20,810,210	5,680,249	2,590,181

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	18,729,370	6,121,029	42,542,537	(10,033,438)
Net increase from payments by affiliates (Note 11)	15,855	—	2,116,692	293,517
Futures contracts	(312,612)	(144,056)	880,944	—
Swap contracts	—	(965)	—	—
Foreign currency transactions	—	123,566	—	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(10,334,612)	(4,141,879)	(2,106,531)	7,685,028
Futures contracts	—	30,591	(36,104)	—
Swap contracts	—	18,736	—	—
Translation of assets and liabilities in foreign currencies	—	(123,110)	—	—
Net realized and unrealized gain (loss)	8,098,001	1,883,912	43,397,538	(2,054,893)

Increase (decrease) in net assets from operations	$8,325,163	$22,694,122	$49,077,787	$535,288

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	U.S. Large Cap	U.S. Multi Sector	Utilities	Value
Dividends	$7,534,191	$13,458,331	$3,934,099	$2,523,212
Interest	418,474	1,465,507	364,820	329,699
Securities lending	37,170	59,439	36,670	—
Less foreign taxes withheld	(117,777)	—	(132,190)	—
Total investment income	7,872,058	14,983,277	4,203,399	2,852,911

Expenses
Investment management fees (Note 3)	4,048,608	5,633,673	979,400	1,342,400
Series I distribution and service fees (Note 3)	107,089	—	39,670	74,497
Series II distribution and service fees (Note 3)	139,840	—	88,296	74,681
Printing and postage fees (Note 3)	22,753	37,881	5,740	8,120
Audit and legal fees	16,484	21,183	11,512	12,833
Custodian fees	34,302	141,841	112,444	20,473
Registration and filing fees	5,958	8,705	632	2,240
Fund administration fees (Note 3)	34,401	53,787	8,289	14,320
Trustees’ fees (Note 4)	8,382	11,303	1,242	1,389
Miscellaneous	4,694	7,373	4,047	3,942
Total expenses	4,422,511	5,915,746	1,251,272	1,554,895
Less: expense reductions (Note 3)	(10,626)	(16,153)	(2,636)	(3,940)
Net expenses	4,411,885	5,899,593	1,248,636	1,550,955
Net investment income (loss)	3,460,173	9,083,684	2,954,763	1,301,956

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	38,694,930	54,057,779	23,607,742	36,323,248
Net increase from payments by affiliates (Note 11)	857,470	—	69,130	512,524
Futures contracts	—	1,624,383	—	—
Foreign currency transactions	56	—	(94,037)	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	23,143,995	23,145,867	13,933,134	2,089,209
Futures contracts	—	(702,331)	—	—
Translation of assets and liabilities in foreign currencies	—	—	(274,403)	—
Net realized and unrealized gain (loss)	62,696,451	78,125,698	37,241,566	38,924,981

Increase (decrease) in net assets from operations	$66,156,624	$87,209,382	$40,196,329	$40,226,937

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Value & Restructuring	Vista
Dividends	$5,109,741	$346,949
Interest	77,670	60,431
Securities lending	68,583	12,012
Less foreign taxes withheld	(66,983)	(27,466)
Total investment income	5,189,011	391,926

Expenses
Investment management fees (Note 3)	1,498,907	576,785
Printing and postage fees (Note 3)	9,477	3,320
Audit and legal fees	15,864	10,633
Custodian fees	21,574	22,875
Registration and filing fees	4,589	240
Fund administration fees (Note 3)	12,297	4,778
Trustees’ fees (Note 4)	3,346	801
Miscellaneous	5,181	838
Total expenses	1,571,235	620,270
Less: expense reductions (Note 3)	(4,004)	(1,428)
Net expenses	1,567,231	618,842
Net investment income (loss)	3,621,780	(226,916)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	1,748,319	8,680,896
Options	(109,473)	—
Foreign currency transactions	(5,589)	29,070
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	45,417,916	17,854,171
Options	(1,271,118)	—
Translation of assets and liabilities in foreign currencies	1,136	12,234
Net realized and unrealized gain (loss)	45,781,191	26,576,371

Increase (decrease) in net assets from operations	$49,402,971	$26,349,455

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Changes in Net Assets

	All Cap Core		All Cap Growth		All Cap Value
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]
From operations
Net investment income (loss)	$3,965,706	$5,327,678	$248,438	$84,446	$1,168,361	$2,675,315
Net realized gain (loss)	49,419,610	23,676,642	13,797,394	24,179,082	48,004,530	18,373,617
Change in net unrealized appreciation (depreciation)	(12,747,912)	27,570,588	23,057,231	581,240	(23,251,213)	18,204,821
Increase (decrease) in net assets resulting from operations	40,637,404	56,574,908	37,103,063	24,844,768	25,921,678	39,253,753
Distributions to shareholders
From net investment income
Series I	(1,665,485)	(1,561,987)	(13,012)	—	(468,300)	(678,120)
Series II	(67,204)	(64,637)	—	—	(310,829)	(540,502)
Series III	—	—	—	—	—	(6,457)
Series NAV	(3,517,463)	(3,506)	(68,763)	—	(1,896,324)	(1,587,200)
From net realized gain
Series I	—	—	—	—	(3,183,857)	(15,114,617)
Series II	—	—	—	—	(2,929,776)	(14,543,009)
Series III	—	—	—	—	—	(205,706)
Series NAV	—	—	—	—	(12,051,969)	(33,374,208)
Total distributions	(5,250,152)	(1,630,130)	(81,775)	—	(20,841,055)	(66,049,819)
From Fund share transactions	172,677,288	315,497,441	(40,940,097)	(19,372,769)	(222,102,441)	128,339,090
Total increase (decrease)	208,064,540	370,442,219	(3,918,809)	5,471,999	(217,021,818)	101,543,024

Net assets
Beginning of period	610,190,801	239,748,582	396,422,009	390,950,010	365,479,019	263,935,995
End of period	$818,255,341	$610,190,801	$392,503,200	$396,422,009	$148,457,201	$365,479,019

Undistributed net investment income (loss)	$3,965,432	$5,249,878	$247,582	$80,919	$1,168,052	$2,675,144

	American Asset Allocation	American Blue Chip Income and Growth		American Bond
Increase (decrease) in net assets	Period Ended 6-30-07[b] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$167,367	$1,929,410	$1,282,485	$24,995,579	$11,266,109
Net realized gain (loss)	1,773,409	14,321,347	17,479,059	198,393	27,944
Change in net unrealized appreciation (depreciation)	(2,019,451	(1,919,471)	12,472,744	(17,601,364)	13,613,457
Increase (decrease) in net assets resulting from operations	(78,675)	14,331,286	31,234,288	7,592,608	24,907,510
Distributions to shareholders
From net investment income
Series I		(127,531)	(46,543)	(77,887)	—
Series II		(1,154,892)	(814,710)	(11,188,351)	—
From net realized gain
Series I		(1,447,448)	(143,254)	(250)	—
Series II		(16,031,723)	(3,273,159)	(38,935)	—
Total distributions		(18,761,594)	(4,277,666)	(11,305,423)	—
From Fund share transactions	81,287,933	(4,395,588)	(3,709,100)	230,076,866	378,892,075
Total increase (decrease)	81,209,258	(8,825,896)	23,247,522	226,364,051	403,799,585

Net assets
Beginning of period		214,647,297	191,399,775	551,667,223	147,867,638
End of period	$81,209,258	$205,821,401	$214,647,297	$778,031,274	$551,667,223

Undistributed net investment income (loss)	$167,367	$1,929,393	$11,913,105	$24,995,450	$11,266,109

a	Series III shares were terminated on 10-4-06.
b	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	American Global Growth	American Global Small Capitalization	American Growth
Increase (decrease) in net assets	Period Ended 6-30-07[a] (Unaudited)	Period Ended 6-30-07[a] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$284,364	$132,853	($1,343,097)	$4,766,057
Net realized gain (loss)	893,785	558,151	152,477,869	24,339,846
Change in net unrealized appreciation (depreciation)	(1,023,123)	(373,775)	14,630,770	101,307,125
Increase (decrease) in net assets resulting from operations	155,026	317,229	165,765,542	130,413,028
Distributions to shareholders
From net investment income
Series I	—	—	(806,151)	(202,902)
Series II	—	—	(12,407,100)	(2,202,656)
From net realized gain
Series I	—	—	(833,091)	(431,018)
Series II	—	—	(15,059,530)	(8,226,156)
Total distributions	—	—	(29,105,872)	(11,062,732)
From Fund share transactions	31,176,641	10,936,532	42,609,931	273,518,428
Total increase (decrease)	31,331,667	11,253,761	179,269,601	392,868,724

Net assets
Beginning of period	—	—	1,584,190,591	1,191,321,867
End of period	$31,331,667	$11,253,761	$1,763,460,192	$1,584,190,591

Undistributed net investment income (loss)	$284,364	$132,853	($9,790,532)	$13,213,111

	American Growth-Income		American High Income Bond	American International
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Period Ended 6-30-07[a] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$291,081	$12,461,599	$345,406	($690,692)	$11,002,626
Net realized gain (loss)	55,980,709	31,732,866	—	77,544,376	25,915,170
Change in net unrealized appreciation (depreciation)	45,668,381	104,718,891	(427,969)	55,069,932	106,320,505
Increase (decrease) in net assets resulting from operations	101,940,171	148,913,356	(82,563)	131,923,616	143,238,301
Distributions to shareholders
From net investment income
Series I	(610,079)	(169,005)	—	(1,483,494)	(409,042)
Series II	(36,757,887)	(9,740,308)	—	(17,036,592)	(5,732,493)
From net realized gain
Series I	(106,342)	(18,076)	—	(1,372,744)	(469,655)
Series II	(6,720,018)	(1,187,441)	—	(17,024,659)	(7,646,548)
Total distributions	(44,194,326)	(11,114,830)	—	(36,917,489)	(14,257,738)
From Fund share transactions	104,703,557	232,176,438	7,996,100	86,027,300	233,520,195
Total increase (decrease)	162,449,402	369,974,964	7,913,537	181,033,427	362,500,758

Net assets
Beginning of period	1,256,748,128	886,773,164	—	1,021,338,157	658,837,399
End of period	$1,419,197,530	$1,256,748,128	$7,913,537	$1,202,371,584	$1,021,338,157

Undistributed net investment income (loss)	($24,615,567)	$37,367,934	$345,406	($8,208,297)	$18,520,071

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	American New World	Blue Chip Growth		Capital Appreciation
Increase (decrease) in net assets	Period Ended 6-30-07[a] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$91,524	$6,178,966	$13,521,864	$1,412,624	$805,066
Net realized gain (loss)	406,786	86,680,545	82,577,740	10,578,828	17,384,888
Change in net unrealized appreciation (depreciation)	(302,706)	150,696,653	144,833,889	36,711,410	5,313
Increase (decrease) in net assets resulting from operations	195,604	243,556,164	240,933,493	48,702,862	18,195,267
Distributions to shareholders
From net investment income
Series I	—	(3,114,107)	(1,499,003)	(134,313)	—
Series II	—	(527,488)	(60,957)	—	—
Series NAV	—	(10,653,242)	(3,980,619)	(671,063)	—
From net realized gain
Series I	—	—	—	(1,075,851)	(5,765,132)
Series II	—	—	—	(466,074)	(5,117,110)
Series NAV	—	—	—	(2,869,101)	(29,211,685)
Total distributions	—	(14,294,837)	(5,540,579)	(5,216,402)	(40,093,927)
From Fund share transactions	7,608,823	(20,806,385)	56,146,039 [c]	17,890,055	718,687,117 [c]
Total increase (decrease)	7,804,427	208,454,942	291,538,953	61,376,515	696,788,457

Net assets
Beginning of period	—	2,722,726,247	2,431,187,294	1,002,966,287	306,177,830
End of period	$7,804,427	$2,931,181,189	$2,722,726,247	$1,064,342,802	$1,002,966,287

Undistributed net investment income (loss)	$91,524	$5,228,759	$13,344,630	$1,411,304	$804,056

	Classic Value		Core Equity		Dynamic Growth
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$495,460	$639,785	$38,096	$8,813	($494,835)	($1,212,867)
Net realized gain (loss)	4,035,815	3,004,523	6,392,656	23,046,526	14,586,126	18,035,876
Change in net unrealized appreciation (depreciation)	264,361	5,974,567	23,030,558	13,052,293	3,788,263	(641,830)
Increase (decrease) in net assets resulting from operations	4,795,636	9,618,875	29,461,310	36,107,632	17,879,554	16,181,179
Distributions to shareholders
From net investment income
Series I	—	(276,036)	—	—	—	—
Series II	—	(290,892)	—	—	—	—
Series NAV	(730)	(72,128)	—	—	—	—
From net realized gain
Series I	(778,663)	(534,326)	(86,671)	(94,624)	—	—
Series II	(846,351)	(709,359)	(2,274,652)	(3,307,819)	—	—
Series NAV	(199,999)	(138,325)	(21,983,018)	(27,825,424)	—	—
Total distributions	(1,825,743)	(2,021,066)	(24,344,341)	(31,227,867)	—	—
From Fund share transactions	4,017,827	36,533,585	87,745,764	69,220,319	(14,618,719)	(42,030,906)
Total increase (decrease)	6,987,720	44,131,394	92,862,733	74,100,084	3,260,835	(25,849,727)

Net assets
Beginning of period	78,043,497	33,912,103	534,966,173	460,866,089	150,544,854	176,394,581
End of period	$85,031,217	$78,043,497	$627,828,906	$534,966,173	$153,805,689	$150,544,854

Undistributed net investment income (loss)	$495,459	$729	$38,110	$14	($494,835)	—

a	Period from 5-1-07 (commencement of operations) to 6-30-07.
b	Series III shares were terminated on 10-4-06.
c	Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Emerging Growth		Emerging Markets Value	Emerging Small Company
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Period Ended 6-30-07[b] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]
From operations
Net investment income (loss)	($81,271)	($261,148)	$678,372	($786,725)	($1,884,218)
Net realized gain (loss)	1,209,140	5,823,894	(610,964)	8,634,729	51,630,722
Change in net unrealized appreciation (depreciation)	1,031,797	(3,065,630)	25,508,272	19,395,495	(41,940,272)
Increase (decrease) in net assets resulting from operations	2,159,666	2,497,116	25,575,680	27,243,499	7,806,232
Distributions to shareholders
From net realized gain
Series I	(336,662)	(683,198)	—	(40,037,749)	(13,288,680)
Series II	(2,141,725)	(5,801,012)	—	(9,900,556)	(3,688,432)
Series III	—	(78,744)	—	—	(9,264)
Series NAV	(3,046,101)	(4,583,631)	—	(191,002)	(11,210)
Total distributions	(5,524,488)	(11,146,585)	—	(50,129,307)	(16,997,586)
From Fund share transactions	1,333,995	17,143,821	438,759,372	13,727,985	(54,989,101)
Total increase (decrease)	(2,030,827)	8,494,352	464,335,052	(9,157,823)	(64,180,455)

Net assets
Beginning of period	31,006,503	22,512,151	—	266,326,522	330,506,977
End of period	$28,975,676	$31,006,503	$464,335,052	$257,168,699	$266,326,522

Undistributed net investment income (loss)	($81,271)	—	$678,372	($786,725)	—

	Equity-Income		Financial Services		Franklin Templeton Founding Allocation
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Period Ended 6-30-07[b] (Unaudited)
From operations
Net investment income (loss)	$19,866,890	$37,099,611	$359,896	$855,458	($56,636)
Net realized gain (loss)	90,550,919	135,335,437	15,855,829	3,733,579	—
Change in net unrealized appreciation (depreciation)	86,120,527	237,995,963	(9,990,165)	29,601,785	213,627
Increase (decrease) in net assets resulting from operations	196,538,336	410,431,011	6,225,560	34,190,822	156,991
Distributions to shareholders
From net investment income
Series I	(12,032,841)	(12,691,943)	(365,523)	(197,365)	—
Series II	(4,125,587)	(4,126,613)	(193,769)	(98,548)	—
Series III	—	(9,457)	—	(162)	—
Series NAV	(20,859,763)	(20,304,196)	(296,161)	(241,772)	—
From net realized gain

Series I	(42,043,599)	(52,221,674)	(415,973)	(1,083)	—
Series II	(16,395,857)	(19,046,717)	(333,239)	(937)	—
Series III	—	(48,634)	—	(3)	—
Series NAV	(70,748,112)	(80,772,588)	(310,736)	(1,075)	—
Total distributions	(166,205,759)	(189,221,822)	(1,915,401)	(540,945)	—
From Fund share transactions	103,775,831	(121,408,180)[c]	(27,797,301)	10,563,092 [c]	297,084,444
Total increase (decrease)	134,108,408	99,801,009	(23,487,142)	44,212,969	297,241,435

Net assets
Beginning of period	2,439,210,260	2,339,409,251	197,107,099	152,894,130	—
End of period	$2,573,318,668	$2,439,210,260	$173,619,957	$197,107,099	$297,241,435

Undistributed net investment income (loss)	$19,866,746	$37,018,047	$359,890	$855,447	($56,636)

a	Series III shares were terminated on 10-4-06.
b	Period from 5-1-07 (commencement of operations) to 6-30-07.
c	Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Fundamental Value		Global		Global Allocation
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$7,459,371	$8,584,659	$3,720,384	$6,079,520	$2,803,448	$3,859,194
Net realized gain (loss)	9,626,168	36,506,770	53,282,939	27,791,010	5,090,700	13,386,954
Change in net unrealized appreciation (depreciation)	69,274,597	102,647,073	(31,043,654)	37,970,382	5,694,790	13,228,824
Increase (decrease) in net assets resulting from operations	86,360,136	147,738,502	25,959,669	71,840,912	13,588,938	30,474,972
Distributions to shareholders
From net investment income
Series I	(1,398,791)	(1,573,366)	(5,415,247)	(4,630,069)	(1,493,760)	(895,831)
Series II	(2,170,775)	(1,840,534)	(543,767)	(456,497)	(3,194,682)	(1,142,146)
Series III	—	(5,520)	—	(2,724)	—	—
Series NAV	(5,012,194)	(4,932,579)	(41,556)	(15,862)	(49,697)	(7,220)
From net realized gain
Series I	(5,651,239)	(6,547,488)	—	—	(3,706,822)	—
Series II	(11,851,860)	(9,710,270)	—	—	(8,955,596)	—
Series III	—	(36,440)	—	—	—	—
Series NAV	(19,013,331)	(18,927,568)	—	—	(119,882)	—
Total distributions	(45,098,190)	(43,573,765)	(6,000,570)	(5,105,152)	(17,520,439)	(2,045,197)
From Fund share transactions	159,558,331	147,467,533	111,238,670	(45,972,592)	49,013,387	73,109,598
Total increase (decrease)	200,820,277	251,632,270	131,197,769	20,763,168	45,081,886	101,539,373

Net assets
Beginning of period	1,206,288,663	954,656,393	401,175,581	380,412,413	294,328,795	192,789,422
End of period	$1,407,108,940	$1,206,288,663	$532,373,350	$401,175,581	$339,410,681	$294,328,795

Undistributed net investment income (loss)	$7,458,849	$8,581,238	$3,720,220	$6,000,406	$3,201,333	$5,136,024

	Global Real Estate		Growth & Income		Health Sciences
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]
From operations
Net investment income (loss)	$2,808,595	$4,568,080	$9,906,160	$21,153,525	($402,836)	($2,033,309)
Net realized gain (loss)	31,934,354	10,673,475	130,766,793	200,345,554	15,318,403	27,421,522
Change in net unrealized appreciation (depreciation)	(35,072,131)	65,090,075	(9,202,872)	30,185,588	4,466,590	(6,670,822)
Increase (decrease) in net assets resulting from operations	(329,182)	80,331,630	131,470,081	251,684,667	19,382,157	18,717,391
Distributions to shareholders
From net investment income
Series NAV	(24,566,477)	—	(21,053,990)	(11,713,806)	—	—
From net realized gain
Series I	—	—	—	—	(13,348,876)	(12,553,230)
Series II	—	—	—	—	(8,240,108)	(8,094,695)
Series III	—	—	—	—	—	(51,088)
Series NAV	(6,085,947)	—	(104,937,280)	(123,640,255)	(3,012,295)	(2,858,402)
Total distributions	(30,652,424)	—	(125,991,270)	(135,354,061)	(24,601,279)	(23,557,415)
From Fund share transactions	91,982,699	350,938,467	(1,904,140)	(185,159,491)[c]	4,030,097	2,449,098
Total increase (decrease)	61,001,093	431,270,097	3,574,671	(68,828,885)	(1,189,025)	(2,390,926)

Net assets
Beginning of period	431,270,097	—	2,110,731,977	2,179,560,862	244,747,920	247,138,846
End of period	$492,271,190	$431,270,097	$2,114,306,648	$2,110,731,977	$243,558,895	$244,747,920

Undistributed net investment income (loss)	($10,242,980)	$11,514,902	$9,906,018	$21,053,848	($570,051)	($167,215)

a	Series III shares were terminated on 10-4-06.
b	Period from 4-28-06 (commencement of operations) to 12-31-06.
c	Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Income and Value		International Core		International Opportunities
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$5,627,505	$11,557,225	$21,964,367	$21,435,487	$9,139,144	$3,419,630
Net realized gain (loss)	28,966,811	35,260,806	61,963,895	75,717,365	53,608,334	58,953,537
Change in net unrealized appreciation (depreciation)	(7,660,878)	3,416,911	88,715,021	151,854,422	(4,264,833)	53,401,415
Increase (decrease) in net assets resulting from operations	26,933,438	50,234,942	172,643,283	249,007,274	58,482,645	115,774,582
Distributions to shareholders
From net investment income
Series I	(9,671,041)	(10,103,752)	(1,539,338)	(826,492)	(26,212)	(14,922)
Series II	(1,893,795)	(1,946,010)	(474,070)	(160,508)	(241,997)	(88,805)
Series NAV	(36,234)	(31,732)	(14,117,583)	(4,751,490)	(4,220,596)	(2,517,444)
From net realized gain
Series I	—	—	(7,563,859)	(6,286,755)	(371,201)	(133,311)
Series II	—	—	(2,774,464)	(1,555,265)	(4,897,055)	(1,163,169)
Series NAV	—	—	(66,698,023)	(36,142,465)	(53,520,967)	(20,251,316)
Total distributions	(11,601,070)	(12,081,494)	(93,167,337)	(49,722,975)	(63,278,028)	(24,168,967)
From Fund share transactions	(48,587,175)	(86,676,857)	142,887,949	279,014,673	146,541,496	278,855,509
Total increase (decrease)	(33,254,807)	(48,523,409)	222,363,895	478,298,972	141,746,113	370,461,124

Net assets
Beginning of period	586,640,143	635,163,552	1,347,091,332	868,792,360	715,766,057	345,304,933
End of period	$553,385,336	$586,640,143	$1,569,455,227	$1,347,091,332	$857,512,170	$715,766,057

Undistributed net investment income (loss)	$5,637,504	$11,611,069	$23,125,468	$17,292,092	$9,139,280	$4,488,941

	International Small Cap		International Small Company		International Value
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$5,401,687	$8,018,843	$1,901,734	$1,261,326	$25,463,352	$37,299,131
Net realized gain (loss)	75,294,068	114,235,156	18,457,788	(5,798,612)	65,808,086	172,379,904
Change in net unrealized appreciation (depreciation)	45,500,676	30,414,974	13,021,931	21,885,759	49,994,448	172,179,583
Increase (decrease) in net assets resulting from operations	126,196,431	152,668,973	33,381,453	17,348,473	141,265,886	381,858,618
Distributions to shareholders
From net investment income
Series I	(2,100,438)	(1,697,141)	—	—	(9,753,350)	(7,718,253)
Series II	(765,607)	(538,977)	—	—	(5,050,800)	(3,792,151)
Series III	—	(1,554)	—	—	—	—
Series NAV	(5,880,049)	(5,192,079)	(1,188,710)	—	(22,678,992)	(15,830,650)
From net realized gain
Series I	(26,648,176)	—	—	—	(44,592,923)	(18,515,010)
Series II	(11,159,680)	—	—	—	(25,029,595)	(9,928,557)
Series NAV	(72,256,910)	—	—	—	(101,720,019)	(37,195,697)
Total distributions	(118,810,860)	(7,429,751)	(1,188,710)	—	(208,825,679)	(92,980,318)
From Fund share transactions	11,870,886	(84,142,607)	(52,224,717)	217,160,325	197,653,427	38,117,958
Total increase (decrease)	19,256,457	61,096,615	(20,031,974)	234,508,798	130,093,634	326,996,258

Net assets
Beginning of period	628,351,965	567,255,350	234,508,798	—	1,625,908,682	1,298,912,424
End of period	$647,608,422	$628,351,965	$214,476,824	$234,508,798	$1,756,002,316	$1,625,908,682

Undistributed net investment income (loss)	$3,334,581	$6,678,988	$1,820,016	$1,106,992	$25,463,328	$37,483,118

a	Series III shares were terminated on 10-4-06.
b	Period from 4-28-06 (commencement of operations) to 12-31-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Large Cap		Large Cap Value		Managed
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$2,008,166	$1,690,504	$2,765,408	$2,608,795	$22,415,444	$42,714,514
Net realized gain (loss)	16,019,358	8,716,312	15,881,106	17,334,325	36,080,529	32,640,577
Change in net unrealized appreciation (depreciation)	1,331,941	13,411,740	30,911,489	29,304,195	(8,931,658)	43,679,174
Increase (decrease) in net assets resulting from operations	19,359,465	23,818,556	49,558,003	49,247,315	49,564,315	119,034,265
Distributions to shareholders
From net investment income
Series I	(4,478)	(133)	(381,446)	(50,607)	—	—
Series II	(10,468)	(2,772)	(159,576)	(256,915)	—	—
Series NAV	(1,675,578)	(608,674)	(2,067,984)	(826,369)	(45,005,865)	(27,348,585)
From net realized gain
Series I	(23,657)	(1,448)	(2,690,579)	(908,452)	—	—
Series II	(77,763)	(25,838)	(1,834,721)	(7,416,584)	—	—
Series NAV	(8,635,029)	(3,500,129)	(12,680,474)	(13,388,065)	—	(122,416,454)
Total distributions	(10,426,973)	(4,138,994)	(19,814,780)	(22,846,992)	(45,005,865)	(149,765,039)
From Fund share transactions	489,084,974	65,899,319	48,153,943	264,623,054	(88,637,942)	(246,792,684)
Total increase (decrease)	498,017,466	85,578,881	77,897,166	291,023,377	(84,079,492)	(277,523,458)

Net assets
Beginning of period	211,212,970	125,634,089	536,830,330	245,806,953	1,623,345,429	1,900,868,887
End of period	$709,230,436	$211,212,970	$614,727,496	$536,830,330	$1,539,265,937	$1,623,345,429

Undistributed net investment income (loss)	$2,008,078	$1,690,436	$2,765,195	$2,608,793	$22,092,220	$44,682,641

	Mid Cap Intersection	Mid Cap Stock		Mid Cap Value
Increase (decrease) in net assets	Period Ended 6-30-07[a] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]
From operations
Net investment income (loss)	$238,724	($1,488,379)	$81,374	$1,561,643	$2,891,622
Net realized gain (loss)	(89,943)	90,825,431	126,939,032	45,928,580	70,436,914
Change in net unrealized appreciation (depreciation)	2,496,119	58,624,958	(2,256,481)	7,298,880	(13,049,165)
Increase (decrease) in net assets resulting from operations	2,644,900	147,962,010	124,763,925	54,789,103	60,279,371
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,672,684)	(1,945,239)
Series II	—	—	—	(1,046,292)	(1,186,371)
Series III	—	—	—	—	(4,327)
Series NAV	—	(44,425)	—	(172,726)	(743,544)
From net realized gain
Series I	—	(43,761,398)	(15,785,313)	(36,825,588)	(46,251,700)
Series II	—	(22,873,668)	(7,537,071)	(31,679,205)	(38,410,832)
Series III	—	—	(116,402)	—	(192,656)
Series NAV	—	(60,194,235)	(17,494,578)	(3,560,139)	(16,175,031)
Total distributions	—	(126,873,726)	(40,933,364)	(74,956,634)	(104,909,700)
From Fund share transactions	280,666,185	183,431,627	(30,244,124)[c]	125,065,879	(74,134,487)
Total increase (decrease)	283,311,085	204,519,911	53,586,437	104,898,348	(118,764,816)

Net assets
Beginning of period	—	1,016,853,587	963,267,150	505,344,538	624,109,354
End of period	$283,311,085	$1,221,373,498	$1,016,853,587	$610,242,886	$505,344,538

Undistributed net investment income (loss)	$238,724	($1,488,830)	$43,974	$1,561,358	$2,891,417

a	Period from 5-1-07 (commencement of operations) to 6-30-07.
b	Series III shares were terminated on 10-4-06.
c	Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Mid Cap Value Equity		Mid Value		Money Market
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]
From operations
Net investment income (loss)	$943,403	$681,879	$2,650,238	$1,212,149	$63,177,393	$112,768,251
Net realized gain (loss)	2,268,460	(655,469)	16,076,941	22,478,201	37,442	233,477
Change in net unrealized appreciation (depreciation)	14,829,908	5,409,848	1,134,914	9,553,744	—	—
Increase (decrease) in net assets resulting from operations	18,041,771	5,436,258	19,862,093	33,244,094	63,214,835	113,001,728
Distributions to shareholders
From net investment income
Series I	—	—	(51,149)	(3,310)	(54,680,931)	(98,467,872)
Series II	—	—	(74,535)	(6,027)	(8,533,904)	(14,271,509)
Series III	—	—	—	—	—	(131,171)
Series NAV	(627,438)	—	(1,090,674)	(505,617)	—	—
From net realized gain
Series I	—	—	(957,995)	(113,309)	—	—
Series II	—	—	(2,006,257)	(711,292)	—	—
Series NAV	—	—	(19,255,058)	(12,777,457)	—	—
Total distributions	(627,438)	—	(23,435,668)	(14,117,012)	(63,214,835)	(112,870,552)
From Fund share transactions	5,510,744	107,052,610	33,060,021	2,902,713	271,879,964	305,004,571
Total increase (decrease)	22,925,077	112,488,868	29,486,446	22,029,795	271,879,964	305,135,747

Net assets
Beginning of period	112,488,868	—	189,352,265	167,322,470	2,655,482,731	2,350,346,984
End of period	$135,413,945	$112,488,868	$218,838,711	$189,352,265	$2,927,362,695	$2,655,482,731

Undistributed net investment income (loss)	$943,346	$627,381	$2,650,212	$1,216,332	($37,442)	$131,177

	Money Market B		Mutual Shares	Natural Resources
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Period Ended 6-30-07[c] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]
From operations
Net investment income (loss)	$12,291,741	$22,247,327	$296,981	$2,799,078	$9,002,606
Net realized gain (loss)	22,852	53,122	152,260	206,965,108	99,001,541
Change in net unrealized appreciation (depreciation)	—	—	165,281	20,583,778	76,310,318
Increase (decrease) in net assets resulting from operations	12,314,593	22,300,449	614,522	230,347,964	184,314,465
Distributions to shareholders
From net investment income
Series I	—	—	—	(171,105)	(104,532)
Series II	—	—	—	(1,390,799)	(974,921)
Series III	—	—	—	—	(5,951)
Series NAV	(12,348,180)	(22,300,475)	—	(7,400,866)	(3,372,461)
From net realized gain
Series I	—	—	—	(1,838,668)	(3,506,908)
Series II	—	—	—	(19,676,495)	(44,433,413)
Series III	—	—	—	—	(372,941)
Series NAV	—	—	—	(75,017,605)	(106,453,202)
Total distributions	(12,348,180)	(22,300,475)	—	(105,495,538)	(159,224,329)
From Fund share transactions	68,482,042	37,883,822	118,793,697	(162,406,230)	340,591,184
Total increase (decrease)	68,448,455	37,883,796	119,408,219	(37,553,804)	365,681,320

Net assets
Beginning of period	479,726,751	441,842,955	—	1,081,812,099	716,130,779
End of period	$548,175,206	$479,726,751	$119,408,219	$1,044,258,295	$1,081,812,099

Undistributed net investment income (loss)	($21,947)	$34,492	$296,981	$2,799,021	$8,962,713

a	Period from 4-28-06 (commencement of operations) to 12-31-06.
b	Series III shares were terminated on 10-4-06.
c	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Overseas Equity		Pacific Rim		Quantitative All Cap
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]
From operations
Net investment income (loss)	$5,398,280	$5,773,225	$968,013	$1,407,398	$2,229,588	$2,763,150
Net realized gain (loss)	34,778,805	24,293,203	20,677,080	19,594,050	37,809,676	20,388,046
Change in net unrealized appreciation (depreciation)	13,580,544	34,285,314	(6,553,695)	(4,575,293)	(11,210,809)	19,920,464
Increase (decrease) in net assets resulting from operations	53,757,629	64,351,742	15,091,398	16,426,155	28,828,455	43,071,660
Distributions to shareholders
From net investment income
Series I	(52,904)	(6,230)	(1,119,997)	(1,181,100)	—	(2,813,511)
Series II	(78,997)	(29,951)	(340,370)	(363,857)	—	(47,939)
Series III	—	—	—	(2,930)	—	—
Series NAV	(6,591,247)	(2,271,515)	(85,933)	(88,528)	—	(3,324)
From net realized gain
Series I	(150,054)	(35,899)	(10,155,973)	—	(10,626,381)	(24,962,600)
Series II	(266,740)	(231,678)	(3,852,960)	—	(232,612)	(523,771)
Series III	—	—	—	—	—	(57,285)
Series NAV	(18,039,129)	(8,665,530)	(742,339)	—	(15,732)	(13,926)
Total distributions	(25,179,071)	(11,240,803)	(16,297,572)	(1,636,415)	(10,874,725)	(28,422,356)
From Fund share transactions	23,128,433	220,530,662 [a]	(2,028,992)	(16,082,988)	142,453,810	(14,465,544)
Total increase (decrease)	51,706,991	273,641,601	(3,235,166)	(1,293,248)	160,407,540	183,760

Net assets
Beginning of period	522,234,492	248,592,891	174,991,716	176,284,964	307,740,475	307,556,715
End of period	$573,941,483	$522,234,492	$171,756,550	$174,991,716	$468,148,015	$307,740,475

Undistributed net investment income (loss)	$4,600,597	$5,925,465	$78,674	$656,961	$2,229,588	—

	Quantitative Mid Cap		Quantitative Value		Real Estate Equity
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[c]
From operations
Net investment income (loss)	$31,684	$1,225	$6,612,520	$5,248,065	$1,729,929	$5,407,514
Net realized gain (loss)	4,801,107	2,900,865	36,608,969	36,057,216	21,115,159	10,088,565
Change in net unrealized appreciation (depreciation)	(1,378,626)	(1,588,419)	(9,937,917)	24,377,821	(37,057,309)	41,904,896
Increase (decrease) in net assets resulting from operations	3,454,165	1,313,671	33,283,572	65,683,102	(14,212,221)	57,400,975
Distributions to shareholders
From net investment income
Series I	—	—	(9,584)	(4,637)	—	—
Series II	—	—	(37,272)	(68,377)	—	—
Series NAV	—	—	(5,177,390)	(4,175,603)	(2,717,996)	—
From net realized gain
Series I	(859,872)	(5,543,389)	(67,460)	(40,300)	—	—
Series II	(738,487)	(5,141,590)	(332,159)	(655,255)	—	—
Series NAV	(985,234)	(3,805,635)	(34,624,818)	(35,627,802)	(12,885,819)	—
Total distributions	(2,583,593)	(14,490,614)	(40,248,683)	(40,571,974)	(15,603,815)	—
From Fund share transactions	9,826,962	4,621,325	266,436,192	299,455,717	(9,515,282)	255,065,689
Total increase (decrease)	10,697,534	(8,555,618)	259,471,081	324,566,845	(39,331,318)	312,466,664

Net assets
Beginning of period	37,644,293	46,199,911	518,972,888	194,406,043	312,466,664	—
End of period	$48,341,827	$37,644,293	$778,443,969	$518,972,888	$273,135,346	$312,466,664

Undistributed net investment income (loss)	$31,684	—	$6,612,310	$5,224,036	$1,729,925	$2,717,992

a	Refer to payment made by affiliate, Note 1.
b	Series III shares were terminated on 10-4-06.
c	Period from 4-28-06 (commencement of operations) to 12-31-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Real Estate Securities		Science and Technology		Small Cap
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$6,605,839	$23,719,724	($737,762)	($2,150,379)	$72,385	($573,319)
Net realized gain (loss)	113,323,035	247,463,606	24,781,026	20,039,707	19,357,358	3,671,900
Change in net unrealized appreciation (depreciation)	(167,527,925)	47,951,239	16,271,812	3,310,273	(6,815,331)	12,186,559
Increase (decrease) in net assets resulting from operations	(47,599,051)	319,134,569	40,315,076	21,199,601	12,614,412	15,285,140
Distributions to shareholders
From net investment income
Series I	(4,794,673)	(5,200,032)	—	—	—	—
Series II	(2,439,209)	(2,367,134)	—	—	—	—
Series III	—	(29,819)	—	—	—	—
Series NAV	(7,092,134)	(17,559,484)	—	—	—	—
From net realized gain
Series I	(85,153,747)	(49,617,766)	—	—	(3,696)	(83,710)
Series II	(48,731,027)	(24,631,643)	—	—	(16,809)	(110,690)
Series III	—	(335,895)	—	—	—	—
Series NAV	(122,555,068)	(163,269,606)	—	—	(3,044,460)	(13,801,589)
Total distributions	(270,765,858)	(263,011,379)	—	—	(3,064,965)	(13,995,989)
From Fund share transactions	200,084,833	(363,578,468)[b]	(60,871,935)	(79,613,238)	(83,109,633)	84,398,803
Total increase (decrease)	(118,280,076)	(307,455,278)	(20,556,859)	(58,413,637)	(73,560,186)	85,687,954

Net assets
Beginning of period	919,023,599	1,226,478,877	408,772,903	467,186,540	233,031,394	147,343,440
End of period	$800,743,523	$919,023,599	$388,216,044	$408,772,903	$159,471,208	$233,031,394

Undistributed net investment income (loss)	$6,605,583	$14,325,760	($737,762)	—	$72,385	—

	Small Cap Growth		Small Cap Intrinsic Value	Small Cap Opportunities
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Period Ended 6-30-07[c] (Unaudited)	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	($1,069,977)	($2,153,368)	$205,327	$2,434,164	$5,505,461
Net realized gain (loss)	16,811,922	50,388,060	358,594	19,977,189	10,327,115
Change in net unrealized appreciation (depreciation)	15,279,523	(12,091,804)	(2,611,381)	4,294,837	27,798,949
Increase (decrease) in net assets resulting from operations	31,021,468	36,142,888	(2,047,460)	26,706,190	43,631,525
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,148,130)	(842,153)
Series II	—	—	—	(692,712)	(436,613)
Series NAV	—	—	—	(3,347,827)	(1,608,172)
From net realized gain
Series I	(3,640,899)	—	—	(2,022,705)	(3,150,030)
Series II	(5,350,338)	—	—	(1,459,802)	(2,138,153)
Series NAV	(35,311,406)	—	—	(5,665,545)	(5,616,999)
Total distributions	(44,302,643)	—	—	(14,336,721)	(13,792,120)
From Fund share transactions	27,265,528	(13,563,086)[c]	143,823,621	(44,171,729)	37,111,204
Total increase (decrease)	13,984,353	22,579,802	141,776,161	(31,802,260)	66,950,609

Net assets
Beginning of period	295,521,483	272,941,681	—	457,146,999	390,196,390
End of period	$309,505,836	$295,521,483	$141,776,161	$425,344,739	$457,146,999

Undistributed net investment income (loss)	($1,069,977)	—	$205,327	$2,382,437	$5,136,942

a	Series III shares were terminated on 10-4-06.
b	Refer to payment made by affiliate, Note 1.
c	Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Small Cap Value		Small Company		Small Company Growth
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$1,066,259	$2,292,344	($108,062)	($316,286)	($415,767)	($555,238)
Net realized gain (loss)	22,746,767	42,633,127	6,815,778	2,718,369	4,564,546	2,805,409
Change in net unrealized appreciation (depreciation)	9,833,409	17,871,808	(934,679)	1,797,975	10,289,801	8,530,609
Increase (decrease) in net assets resulting from operations	33,646,435	62,797,279	5,773,037	4,200,058	14,438,580	10,780,780
Distributions to shareholders
From net investment income
Series I	(298,470)	(426)	—	—	—	—
Series II	(184,456)	—	—	—	—	—
Series NAV	(1,350,929)	(287,209)	—	—	—	—
From net realized gain
Series I	(7,410,429)	(243,694)	(155,177)	(127,956)	—	—
Series II	(7,810,673)	(7,104,907)	(242,385)	(2,869,869)	—	—
Series NAV	(28,329,871)	(46,222,161)	(1,805,353)	(5,610,276)	(2,263,840)	(83,282)
Total distributions	(45,384,828)	(53,858,397)	(2,202,915)	(8,608,101)	(2,263,840)	(83,282)
From Fund share transactions	36,936,528	112,185,298 [a]	(21,470,305)	1,972,471	130,849,486	37,449,976
Total increase (decrease)	25,198,135	121,124,180	(17,900,183)	(2,435,572)	143,024,226	48,147,474

Net assets
Beginning of period	420,793,468	299,669,288	64,578,697	67,014,269	106,149,688	58,002,214
End of period	$445,991,603	$420,793,468	$46,678,514	$64,578,697	$249,173,914	$106,149,688

Undistributed net investment income (loss)	$1,066,209	$1,833,805	($108,062)	—	($415,767)	—

	Small Company Value		Special Value		Spectrum Income
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[b]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$403,803	$1,041,792	$227,162	$586,813	$20,810,210	$29,569,558
Net realized gain (loss)	26,797,728	51,034,951	18,432,613	2,671,167	6,099,574	3,797,043
Change in net unrealized appreciation (depreciation)	21,081,107	44,821,043	(10,334,612)	7,487,320	(4,215,662)	22,366,370
Increase (decrease) in net assets resulting from operations	48,282,638	96,897,786	8,325,163	10,745,300	22,694,122	55,732,971
Distributions to shareholders
From net investment income
Series I	(375,636)	(198,905)	(5,062)	(280)	—	—
Series II	—	—	(12,891)	—	—	—
Series NAV	(507,125)	(193,349)	(546,619)	(56,006)	(31,162,604)	(3,751,912)
From net realized gain
Series I	(19,273,789)	(45,863,446)	(278,773)	(100,545)	—	—
Series II	(13,413,405)	(31,456,002)	(1,631,358)	(826,363)	—	—
Series III	—	—	—	(61,053)	—	—
Series NAV	(18,555,547)	(25,213,375)	(18,614,791)	(8,085,171)	(2,889,568)	(104,329)
Total distributions	(52,125,502)	(102,925,077)	(21,089,494)	(9,129,418)	(34,052,172)	(3,856,241)
From Fund share transactions	12,906,697	70,745,982	(106,863,592)	46,229,816	132,488,038	263,899,513
Total increase (decrease)	9,063,833	64,718,691	(119,627,923)	47,845,698	121,129,988	315,776,243

Net assets
Beginning of period	703,491,184	638,772,493	127,334,553	79,488,855	866,856,969	551,080,726
End of period	$712,555,017	$703,491,184	$7,706,630	$127,334,553	$987,986,957	$866,856,969

Undistributed net investment income (loss)	$401,568	$880,526	$40,852	$378,262	$21,333,867	$31,686,261

a	Refer to payment made by affiliate, Note 1.
b	Series III shares were terminated on 10-4-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	U.S. Core		U.S. Global Leaders Growth		U.S. Large Cap
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$5,680,249	$11,104,668	$2,590,181	$3,083,320	$3,460,173	$5,300,936
Net realized gain (loss)	45,540,173	18,180,468	(9,739,921)	(3,366,374)	39,552,456	35,965,877
Change in net unrealized appreciation (depreciation)	(2,142,635)	62,598,939	7,685,028	14,855,149	23,143,995	34,596,324
Increase (decrease) in net assets resulting from operations	49,077,787	91,884,075	535,288	14,572,095	66,156,624	75,863,137
Distributions to shareholders
From net investment income
Series I	(10,241,527)	(12,430,689)	(133,192)	—	(2,297,756)	(2,650,717)
Series II	(839,641)	(1,000,957)	(56,433)	—	(397,600)	(484,491)
Series III	—	(5,441)	—	—	—	—
Series NAV	(23,571)	(15,839)	(2,893,230)	(13,398)	(2,599,490)	(30,940)
From net realized gain
Series I	(17,314,023)	(119,482,788)	—	(379,203)	—	—
Series II	(1,694,217)	(11,472,651)	—	(321,551)	—	—
Series III	—	(72,882)	—	(507)	—	—
Series NAV	(38,297)	(153,483)	—	(3,913,380)	—	—
Total distributions	(30,151,276)	(144,634,730)	(3,082,855)	(4,628,039)	(5,294,846)	(3,166,148)
From Fund share transactions	(110,594,723)	(130,426,621)	111,831,201	213,314,071	(7,106,892)	270,048,398
Total increase (decrease)	(91,668,212)	(183,177,276)	109,283,634	223,258,127	53,754,886	342,745,387

Net assets
Beginning of period	1,018,173,014	1,201,350,290	649,689,571	426,431,444	958,880,636	616,135,249
End of period	$926,504,802	$1,018,173,014	$758,973,205	$649,689,571	$1,012,635,522	$958,880,636

Undistributed net investment income (loss)	$5,679,780	$11,104,270	$2,589,731	$3,082,405	$3,459,666	$5,294,339

	U.S. Multi Sector		Utilities		Value
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$9,083,684	$11,877,078	$2,954,763	$3,573,262	$1,301,956	$2,572,971
Net realized gain (loss)	55,682,162	19,675,775	23,582,835	20,239,492	36,835,772	38,505,936
Change in net unrealized appreciation (depreciation)	22,443,536	58,753,867	13,658,731	22,161,779	2,089,209	20,678,271
Increase (decrease) in net assets resulting from operations	87,209,382	90,306,720	40,196,329	45,974,533	40,226,937	61,757,178
Distributions to shareholders
From net investment income
Series I	—	—	(1,590,948)	(2,113,695)	(2,192,670)	(1,012,067)
Series II	—	—	(585,665)	(1,196,650)	(332,822)	(96,269)
Series III	—	—	—	(11,826)	—	—
Series NAV	(11,876,989)	(1,220,055)	(86,104)	(81,820)	(47,480)	(9,516)
From net realized gain
Series I	—	—	(14,457,524)	(11,055,816)	(31,531,551)	(37,508,678)
Series II	—	—	(6,366,948)	(6,768,698)	(6,300,685)	(6,675,457)
Series III	—	—	—	(71,553)	—	—
Series NAV	(23,401,764)	(2,054,190)	(751,613)	(420,070)	(644,082)	(322,663)
Total distributions	(35,278,753)	(3,274,245)	(23,838,802)	(21,720,128)	(41,049,290)	(45,624,650)
From Fund share transactions	100,652,735	465,859,022	46,535,234	36,363,183	28,073,249	26,531,258
Total increase (decrease)	152,583,364	552,891,497	62,892,761	60,617,588	27,250,896	42,663,786

Net assets
Beginning of period	1,407,639,304	854,747,807	206,863,626	146,246,038	353,284,734	310,620,948
End of period	$1,560,222,668	$1,407,639,304	$269,756,387	$206,863,626	$380,535,630	$353,284,734

Undistributed net investment income (loss)	$9,083,321	$11,876,626	$2,998,834	$2,306,788	$1,301,953	$2,572,969

a	Series III shares were terminated on 10-4-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statement of Changes in Net Assets

	Value & Restructuring		Vista
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06
From operations
Net investment income (loss)	$3,621,780	$3,011,735	($226,916)	($277,395)
Net realized gain (loss)	1,633,257	1,064,809	8,709,966	(1,309,267)
Change in net unrealized appreciation (depreciation)	44,147,934	27,695,648	17,866,405	10,223,641
Increase (decrease) in net assets resulting from operations	49,402,971	31,772,192	26,349,455	8,636,979
Distributions to shareholders
From net investment income
Series NAV	(3,206,271)	(490,722)	—	—
From net realized gain
Series NAV	(1,096,219)	(534,398)	—	—
Total distributions	(4,302,490)	(1,025,120)	—	—
From Fund share transactions	17,189,748	153,833,909	(3,528,141)	42,183,400
Total increase (decrease)	62,290,229	184,580,981	22,821,314	50,820,379

Net assets
Beginning of period	337,380,708	152,799,727	119,691,713	68,871,334
End of period	$399,670,937	$337,380,708	$142,513,027	$119,691,713

Undistributed net investment income (loss)	$3,429,919	$3,014,410	($207,484)	$19,432

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

All Cap Core

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$19.60		$17.20		$15.89		$13.72	$10.43	$13.95	$19.52		$17.13		$15.83	$13.69	$10.43	$13.64
Net investment income (loss)[h]	0.11		0.20		0.11		0.11	0.06	(0.02)	0.09		0.16		0.08	0.08	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	1.12		2.33		1.32		2.12	3.23	(3.50)	1.11		2.32		1.32	2.11	3.23	(3.19)
Total from investment operations	1.23		2.53		1.43		2.23	3.29	(3.52)	1.20		2.48		1.40	2.19	3.26	(3.21)
Less distributions
From net investment income	(0.16)		(0.13)		(0.12)		(0.06)	—	—	(0.12)		(0.09)		(0.10)	(0.05)	—	—
Total distributions	(0.16)		(0.13)		(0.12)		(0.06)	—	—	(0.12)		(0.09)		(0.10)	(0.05)	—	—
Net asset value, end of period	$20.67	[w]	$19.60		$17.20		$15.89	$13.72	$10.43	$20.60	[w]	$19.52		$17.13	$15.83	$13.69	$10.43
Total return (%)[k]	6.29	[l,m,w]	14.75	[l]	9.08		16.33	31.54	(25.23)	6.18	[l,m,w]	14.54	[l]	8.89	16.06	31.26	(23.53)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$206		$213		$228		$257	$264	$243	$23		$11		$11	$13	$10	$4
Ratio of net expenses to average net assets (%)	0.85	[r]	0.88		0.92		0.92	0.93	0.91	1.05	[r]	1.08		1.12	1.12	1.13	1.11 [r]
Ratio of gross expenses to average net assets (%)	0.85	[p,r]	0.88	[p]	0.92		0.92	0.93	0.91	1.06	[p,r]	1.08	[p]	1.12	1.12	1.13	1.11 [r]
Ratio of net investment income (loss) to average net assets (%)	1.11	[r]	1.08		0.70		0.75	0.49	(0.20)	0.92	[r]	0.87		0.50	0.56	0.29	(0.19)[r]
Portfolio turnover (%)	139	[m]	240		317		257	183	153	139	[m]	240		317	257	183	153

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$19.62		$17.22		$15.22
Net investment income (loss)[h]	0.12		0.24		0.10
Net realized and unrealized gain (loss) on investments	1.12		2.29		1.90
Total from investment operations	1.24		2.53		2.00
Less distributions
From net investment income	(0.17)		(0.13)		—
Total distributions	(0.17)		(0.13)		—
Net asset value, end of period	$20.69	[w]	$19.62		$17.22
Total return (%)[k]	6.34	[l,m,w]	14.77	[l]	13.14	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$589		$385		$—	[n]
Ratio of net expenses to average net assets (%)	0.80	[r]	0.83		0.88	[r]
Ratio of gross expenses to average net assets (%)	0.81	[p,r]	0.83	[p]	0.88	[r]
Ratio of net investment income (loss) to average net assets (%)	1.17	[r]	1.32		0.83	[r]
Portfolio turnover (%)	139	[m]	240		317

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and by $0.02 for Series II and Series NAV and the total return by 0.05%, 0.11%, and 0.11% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $20.66, $20.58, and $20.67 for Series I, Series II, and Series NAV, respectively, and total return would have been 6.24%, 6.07%, and 6.23% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

All Cap Growth

	Series I										Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04		12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$17.83		$16.73		$15.35		$14.41		$11.15	$14.75	$17.67		$16.62		$15.28	$14.37	$11.14	$14.49
Net investment income (loss)[h]	0.01		—	[j]	—	[j]	—	[j]	(0.05)	(0.06)	(0.01)		(0.03)		(0.04)	(0.02)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.74		1.10		1.38		0.94		3.31	(3.54)	1.73		1.08		1.38	0.93	3.30	(3.29)
Total from investment operations	1.75		1.10		1.38		0.94		3.26	(3.60)	1.72		1.05		1.34	0.91	3.23	(3.35)
Less distributions
From net investment income	—	[j]	—		—		—		—	—	—		—		—	—	—	—
Total distribution	—		—		—		—		—	—	—		—		—	—	—	—
Net asset value, end of period	$19.58	[w]	$17.83		$16.73		$15.35		$14.41	$11.15	$19.39	[w]	$17.67		$16.62	$15.28	$14.37	$11.14
Total return (%)	9.82	[k,l,m,w]	6.58	[l]	8.99		6.52		29.24	(24.41)	9.73	[l,m,w]	6.32	[l]	8.77	6.33	28.99	(23.12)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$234		$246		$288		$475		$520	$457	$28		$30		$34	$150	$87	$25
Ratio of net expenses to average net assets (%)	0.95	[r]	0.95		1.00		1.00		1.01	1.02	1.15	[r]	1.15		1.20	1.20	1.21	1.22 [r]
Ratio of gross expenses to average net assets (%)	0.95	[p,r]	0.95	[p]	1.00		1.00		1.01	1.02	1.15	[p,r]	1.15	[p]	1.20	1.20	1.21	1.22 [r]
Ratio of net investment income (loss) to average net assets (%)	0.12	[r]	0.03		(0.02)		(0.01)		(0.38)	(0.43)	(0.08)[r]		(0.17)		(0.24)	(0.11)	(0.58)	(0.54)[r]
Portfolio turnover (%)	34	[m]	117		99		77		58	80	34	[m]	117		99	77	58	80

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$17.86		$16.75		$15.20
Net investment income (loss)[h]	0.02		0.01		—	[j]
Net realized and unrealized gain (loss) on investments	1.74		1.10		1.55
Total from investment operations	1.76		1.11		1.55
Less distributions
From net investment income	(0.01)		—		—
Total distribution	(0.01)		—		—
Net asset value, end of period	$19.61	[w]	$17.86		$16.75
Total return (%)	9.86	[k,l,m,w]	6.63	[l]	10.20	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$131		$121		$69
Ratio of net expenses to average net assets (%)	0.90	[r]	0.90		0.91	[r]
Ratio of gross expenses to average net assets (%)	0.90	[p,r]	0.90	[p]	0.91	[r]
Ratio of net investment income (loss) to average net assets (%)	0.18	[r]	0.08		0.04	[r]
Portfolio turnover (%)	34	[m]	117		99

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.04 per share for Series I, Series II, and Series NAV and the total return by 0.22%, 0.22%, and 0.23% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $19.54, $19.35, and $19.57 for Series I, Series II, and Series NAV, respectively, and total return would have been 9.60%, 9.51%, and 9.63% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

All Cap Value

	Series I							Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$13.03		$14.70	$14.54	$12.58	$9.10	$12.61	$12.99		$14.66	$14.48	$12.54	$9.09	$12.56
Net investment income (loss)[h]	0.05		0.11	0.11	0.12	0.07	0.02	0.04		0.09	0.09	0.11	0.05	—	[j]
Net realized and unrealized gain (loss) on investments	1.10		1.68	0.67	1.88	3.42	(3.53)	1.10		1.67	0.65	1.87	3.41	(3.47)
Total from investment operations	1.15		1.79	0.78	2.00	3.49	(3.51)	1.14		1.76	0.74	1.98	3.46	(3.47)
Less distributions
From net investment income	(0.09)		(0.15)	(0.08)	(0.04)	(0.01)	— [j]	(0.07)		(0.12)	(0.02)	(0.04)	(0.01)	—	[j]
From net realized gain	(0.64)		(3.31)	(0.54)	—	—	—	(0.64)		(3.31)	(0.54)	—	—	—
Total distributions	(0.73)		(3.46)	(0.62)	(0.04)	(0.01)	— [j]	(0.71)		(3.43)	(0.56)	(0.04)	(0.01)	—	[j]
Net asset value, end of period	$13.45	[w]	$13.03	$14.70	$14.54	$12.58	$9.10	$13.42	[w]	$12.99	$14.66	$14.48	$12.54	$9.09
Total return (%)[k]	9.13	[l,m,w]	13.71 [l]	5.71	15.96	38.36	(27.83)	9.03	[l,m,w]	13.53 [l]	5.42	15.79	38.16	(27.63)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$70		$68	$70	$204	$184	$32	$61		$66	$66	$192	$101	$7
Ratio of net expenses to average net assets (%)	0.91	[r]	0.92	0.94	0.95	0.98	1.15	1.11	[r]	1.12	1.14	1.15	1.18	1.34	[r]
Ratio of gross expenses to average net assets (%)	0.91	[p,r]	0.92 [p]	0.94	0.95	0.98	1.15	1.11	[p,r]	1.12 [p]	1.14	1.15	1.18	1.34	[r]
Ratio of net investment income (loss) to average net assets (%)	0.77	[r]	0.86	0.78	0.94	0.64	0.15	0.58	[r]	0.66	0.61	0.81	0.44	0.04	[r]
Portfolio turnover (%)	30	[m]	57	78	43	52	31	30	[m]	57	78	43	52	31

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$12.99		$14.66	$14.55
Net investment income (loss)[h]	0.06		0.12	0.08
Net realized and unrealized gain (loss) on investments	1.12		1.68	0.69
Total from investment operations	1.18		1.80	0.77
Less distributions
From net investment income	(0.10)		(0.16)	(0.12)
From net realized gain	(0.64)		(3.31)	(0.54)
Total distributions	(0.74)		(3.47)	(0.66)
Net asset value, end of period	$13.43	[w]	$12.99	$14.66
Total return (%)[k]	9.38	[l,m,w]	13.82 [l]	5.68 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$17		$232	$127
Ratio of net expenses to average net assets (%)	0.86	[r]	0.87	0.87 [r]
Ratio of gross expenses to average net assets (%)	0.86	[p,r]	0.87 [p]	0.87 [r]
Ratio of net investment income (loss) to average net assets (%)	0.87	[r]	0.93	0.68 [r]
Portfolio turnover (%)	30	[m]	57	78

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.02 per share for Series I, Series II, and Series NAV and the total return by 0.16%, 0.16%, and 0.16% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $13.43, $13.40, and $13.41 for Series I, Series II, and Series NAV, respectively, and total return would have been 8.97%, 8.87%, and 9.22% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American Asset Allocation

	Series II
Period ended	6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[v]	0.03
Net realized and unrealized gain (loss) on investments	0.31
Total from investment operations	0.34
Net asset value, end of period	$12.84
Total return (%)	2.72	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$81
Ratio of net expenses to average net assets (%)[q]	0.86	[r]
Ratio of gross expenses to average net assets (%)	0.86	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	3.25	[r]
Portfolio turnover (%)	0	[m]

a	Series II shares began operations on 5-1-07.
b	Unaudited.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American Blue Chip Income and Growth

	Series I							Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$18.29		$16.00	$16.90	$15.46	$13.66		$18.26		$15.98	$16.85	$15.44	$12.50
Net investment income (loss)[v]	0.19		0.13 [h]	0.09 [h]	0.04	—	[j]	0.17		0.11 [h]	0.07 [h]	0.01	—	[j]
Net realized and unrealized gain (loss) on investments	1.01		2.54	0.89	1.40	1.80		1.02		2.53	0.90	1.40	2.94
Total from investment operations	1.20		2.67	0.98	1.44	1.80		1.19		2.64	0.97	1.41	2.94
Less distributions
From net investment income	(0.14)		(0.09)	(0.05)	—	—		(0.11)		(0.07)	(0.01)	—	—
From net realized gain	(1.57)		(0.29)	(1.83)	—	—		(1.57)		(0.29)	(1.83)	—	—
Total distributions	(1.71)		(0.38)	(1.88)	—	—		(1.68)		(0.36)	(1.84)	—	—
Net asset value, end of period	$17.78		$18.29	$16.00	$16.90	$15.46		$17.77		$18.26	$15.98	$16.85	$15.44
Total return (%)[k]	7.10	[m]	16.99	6.76	9.31	13.18	[m]	7.07	[m]	16.79	6.66	9.13	23.52	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$19		$17	$7	$3	$1		$187		$198	$185	$180	$181
Ratio of net expenses to average net assets (%)[q]	0.38	[r]	0.39	0.39	0.39	0.39	[r]	0.53	[r]	0.54	0.53	0.54	0.54	[r]
Ratio of gross expenses to average net assets (%)	0.38	[r]	0.39	0.39	0.39	0.39	[r]	0.53	[r]	0.54	0.53	0.54	0.54	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	2.21	[r]	0.79	0.60	0.29	(0.39)[r]		1.81	[r]	0.63	0.47	0.05	(0.54)[r]
Portfolio turnover (%)	7	[m]	15	10	54	—	[m,z]	7	[m]	15	10	54	—	[m,z]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
z	Less than 1%.

..

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American Bond

	Series I						Series II
Period ended	6-30-07[b]		12-31-06		12-31-05[a]		6-30-07[b]		12-31-06		12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$13.32		$12.50		$12.36		$13.30		$12.49		$12.50
Net investment income (loss)[v]	0.41		0.35	[h]	(0.01)[h]		0.38		0.41	[h]	(0.02)[h]
Net realized and unrealized gain (loss) on investments	(0.22)		0.47		0.15		(0.20)		0.40		0.01
Total from investment operations	0.19		0.82		0.14		0.18		0.81		(0.01)
Less distributions
From net investment income	(0.25)		—		—		(0.23)		—		—
From net realized gain	—	[j]	—		—		—	[j]	—		—
Total distributions	(0.25)		—		—		(0.23)		—		—
Net asset value, end of period	$13.26		$13.32		$12.50		$13.25		$13.30		$12.49
Total return (%)[k]	1.42	[m]	6.56		1.13	[m]	1.35	[m]	6.49		(0.08)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$5		$2		$—	[n]	$773		$550		$148
Ratio of net expenses to average net assets (%)[q]	0.37	[r]	0.38		0.40	[r]	0.52	[r]	0.53		0.55 [r]
Ratio of gross expenses to average net assets (%)	0.37	[r]	0.38		0.40	[r]	0.52	[r]	0.53		0.55 [r]
Ratio of net investment income (loss) to average net assets (%)[v]	9.39	[r]	2.73		(0.40)[r]		7.76	[r]	3.24		(0.55)[r]
Portfolio turnover (%)	1	[m]	1		2	[m]	1	[m]	1		2 [m]

a	Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
m	Not annualized.
n	Less than $500,000.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American Global Growth

	Series II
Period ended	6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[v]	0.12
Net realized and unrealized gain (loss) on investments	0.23
Total from investment operations	0.35
Net asset value, end of period	$12.85
Total return (%)	2.80	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$31
Ratio of net expenses to average net assets (%)[q]	1.00	[r]
Ratio of gross expenses to average net assets (%)	1.00	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	12.97	[r]
Portfolio turnover (%)	0	[m]

a	Series II shares began operations on 5-1-07.
b	Unaudited.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American Global Small Capitalization

	Series II
Period ended	6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[v]	0.16
Net realized and unrealized gain (loss) on investments	0.94
Total from investment operations	1.10
Net asset value, end of period	$13.60
Total return (%)	8.80	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$11
Ratio of net expenses to average net assets (%)[q]	1.25	[r]
Ratio of gross expenses to average net assets (%)	1.43	[p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	16.32	[r]
Portfolio turnover (%)	—	[m,z]

a	Series II shares began operations on 5-1-07.
b	Unaudited.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
z	Less than 1%.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American Growth

	Series I							Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]		6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$21.73		$19.98	$17.28	$15.42	$13.94		$21.64	$19.90	$17.24	$15.41	$12.50
Net investment income (loss)[v]	0.02		0.13 [h]	0.10 [h]	(0.01)	—	[j]	(0.02)	0.07 [h]	0.05 [h]	(0.04)	—	[j]
Net realized and unrealized gain (loss) on investments	2.21		1.81	2.62	1.88	1.48		2.22	1.84	2.63	1.88	2.91
Total from investment operations	2.23		1.94	2.72	1.87	1.48		2.20	1.91	2.68	1.84	2.91
Less distributions
From net investment income	(0.21)		(0.06)	—	—	—		(0.18)	(0.04)	—	—	—
From net realized gain	(0.21)		(0.13)	(0.02)	(0.01)	—		(0.21)	(0.13)	(0.02)	(0.01)	—
Total distributions	(0.42)		(0.19)	(0.02)	(0.01)	—		(0.39)	(0.17)	(0.02)	(0.01)	—
Net asset value, end of period	$23.54		$21.73	$19.98	$17.28	$15.42		$23.45	$21.64	$19.90	$17.24	$15.41
Total return (%)[k]	10.40	[m]	9.80	15.78	12.10	10.62	[m]	10.29 [m]	9.64	15.59	11.91	23.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$101		$99	$57	$17	$3		$1,663	$1,485	$1,134	$708	$270
Ratio of net expenses to average net assets (%)[q]	0.37	[r]	0.38	0.38	0.37	0.38	[r]	0.52 [r]	0.53	0.53	0.52	0.53	[r]
Ratio of gross expenses to average net assets (%)	0.37	[r]	0.38	0.38	0.37	0.38	[r]	0.52 [r]	0.53	0.53	0.52	0.53	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	(0.01)[r]		0.62	0.54	(0.12)	0.04	[r]	(0.17)[r]	0.33	0.25	(0.30)	(0.23)[r]
Portfolio turnover (%)	5	[m]	3	3	1	1	[m]	5 [m]	3	3	1	1	[m]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American Growth-Income

	Series I							Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$20.19		$17.81	$17.00	$15.55	$13.78		$20.14		$17.77	$16.97	$15.53	$12.50
Net investment income (loss)[v]	0.05		0.25 [h]	0.27 [h]	0.05	0.10		0.01		0.22 [h]	0.24 [h]	0.04	0.09
Net realized and unrealized gain (loss) on investments	1.50		2.36	0.65	1.49	1.67		1.52		2.35	0.66	1.48	2.94
Total from investment operations	1.55		2.61	0.92	1.54	1.77		1.53		2.57	0.90	1.52	3.03
Less distributions
From net investment income	(0.60)		(0.21)	(0.08)	(0.07)	—		(0.57)		(0.18)	(0.07)	(0.06)	—
From net realized gain	(0.11)		(0.02)	(0.03)	(0.02)	—		(0.11)		(0.02)	(0.03)	(0.02)	—
Total distributions	(0.71)		(0.23)	(0.11)	(0.09)	—		(0.68)		(0.20)	(0.10)	(0.08)	—
Net asset value, end of period	$21.03		$20.19	$17.81	$17.00	$15.55		$20.99		$20.14	$17.77	$16.97	$15.53
Total return (%)[k]	7.87	[m]	14.80	5.44	9.96	12.84	[m]	7.79	[m]	14.62	5.29	9.83	24.24	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$23		$20	$14	$9	$1		$1,396		$1,237	$873	$558	$182
Ratio of net expenses to average net assets (%)[q]	0.37	[r]	0.38	0.38	0.37	0.38	[r]	0.52	[r]	0.53	0.53	0.52	0.53	[r]
Ratio of gross expenses to average net assets (%)	0.37	[r]	0.38	0.38	0.37	0.38	[r]	0.52	[r]	0.53	0.53	0.52	0.53	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	0.19	[r]	1.35	1.55	1.01	3.66	[r]	0.04	[r]	1.17	1.41	0.68	2.08	[r]
Portfolio turnover (%)	2	[m]	2	1	1	2	[m]	2	[m]	2	1	1	2	[m]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

American High-Income Bond

	Series II
Period ended	6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[v]	0.54
Net realized and unrealized gain (loss) on investments	(0.65)
Total from investment operations	(0.11)
Net asset value, end of period	$12.39
Total return (%)	(0.88)[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$8
Ratio of net expenses to average net assets (%)[q]	1.25	[r]
Ratio of gross expenses to average net assets (%)	1.61	[p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	53.54	[r]
Portfolio turnover (%)	—	[m,z]

a	Series II shares began operations on 5-1-07.
b	Unaudited.
l	Total returns would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
z	Less than 1%.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American International

	Series I							Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]		6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$24.92		$21.44	$19.37	$16.68	$13.78		$24.86	$21.40	$19.34	$16.66	$12.50
Net investment income (loss)[v]	(0.04)		0.36 [h]	0.34 [h]	0.13	0.16		(0.02)	0.30 [h]	0.25 [h]	0.11	0.14
Net realized and unrealized gain (loss) on investments	3.07		3.57	3.40	2.97	2.74		3.04	3.58	3.45	2.96	4.02
Total from investment operations	3.03		3.93	3.74	3.10	2.90		3.02	3.88	3.70	3.07	4.16
Less distributions
From net investment income	(0.46)		(0.21)	(0.14)	(0.12)	—		(0.43)	(0.18)	(0.11)	(0.10)	—
From net realized gain	(0.43)		(0.24)	(1.53)	(0.29)	—		(0.43)	(0.24)	(1.53)	(0.29)	—
Total distributions	(0.89)		(0.45)	(1.67)	(0.41)	—		(0.86)	(0.42)	(1.64)	(0.39)	—
Net asset value, end of period	$27.06		$24.92	$21.44	$19.37	$16.68		$27.02	$24.86	$21.40	$19.34	$16.66
Total return (%)[k]	12.39	[m]	18.53	21.07	18.88	21.04	[m]	12.35 [m]	18.32	20.87	18.74	33.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$92		$70	$35	$10	$3		$1,110	$951	$624	$307	$178
Ratio of net expenses to average net assets (%)[q]	0.37	[r]	0.38	0.38	0.38	0.39	[r]	0.52 [r]	0.53	0.53	0.53	0.54	[r]
Ratio of gross expenses to average net assets (%)	0.37	[r]	0.38	0.38	0.38	0.39	[r]	0.52 [r]	0.53	0.53	0.53	0.54	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	0.02	[r]	1.56	1.75	1.57	3.34	[r]	(0.14)[r]	1.30	1.31	1.07	2.01	[r]
Portfolio turnover (%)	4	[m]	6	6	65	22	[m]	4 [m]	6	6	65	22	[m]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

American New World

	Series II
Period ended	6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h,v]	0.29
Net realized and unrealized gain (loss) on investments	0.49
Total from investment operations	0.78
Net asset value, end of period	$13.28
Total return (%)	6.24	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$8
Ratio of net expenses to average net assets (%)[q]	1.25	[r]
Ratio of gross expenses to average net assets (%)	1.58	[p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	13.65	[r]
Portfolio turnover (%)	3	[m]

a	Series II shares began operations on 5-1-07.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Blue Chip Growth

	Series I									Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04		12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$19.39		$17.73	$16.86			$15.48	$11.99	$15.83	$19.32		$17.68	$16.78		$15.43	$11.98	$15.53
Net investment income (loss)[h]	0.04		0.10	0.04			0.08	0.02	0.01	0.02		0.06	0.01		0.07	— [j]	— [j]
Net realized and unrealized gain (loss) on investments	1.67		1.60	0.90			1.32	3.48	(3.85)	1.67		1.59	0.89		1.29	3.47	(3.55)
Total from investment operations	1.71		1.70	0.94			1.40	3.50	(3.84)	1.69		1.65	0.90		1.36	3.47	(3.55)
Less distributions
From net investment income	(0.10)		(0.04)	(0.07)			(0.02)	(0.01)	—	(0.06)		(0.01)	—		(0.01)	(0.02)	—
Total distributions	(0.10)		(0.04)	(0.07)			(0.02)	(0.01)	—	(0.06)		(0.01)	—		(0.01)	(0.02)	—
Net asset value, end of period	$21.00		$19.39	$17.73			$16.86	$15.48	$11.99	$20.95	[w]	$19.32	$17.68		$16.78	$15.43	$11.98
Total return (%)[k,l]	8.83	[m]	9.58 [y]	5.60			9.03	29.17	(24.26)	8.77	[m,w]	9.31 [y]	5.36		8.83	29.02	(22.86)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$643		$668	$769			$1,309	$1,291	$1,093	$173		$176	$181		$471	$205	$61
Ratio of net expenses to average net assets (%)	0.84	[r]	0.86	0.89			0.88	0.90	0.91	1.04	[r]	1.06	1.09		1.08	1.10	1.11 [r]
Ratio of gross expenses to average net assets (%)[p]	0.88	[r]	0.88	0.92			0.91	0.92	0.93	1.08	[r]	1.08	1.12		1.11	1.12	1.13 [r]
Ratio of net investment income (loss) to average net assets (%)	0.41	[r]	0.53	0.24			0.53	0.15	0.05	0.21	[r]	0.32	0.04		0.47	(0.03)	(0.01)[r]
Portfolio turnover (%)	18	[m]	37	65	[x]		31	35	39	18	[m]	37	65	[x]	31	35	39

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05		[a]
Per share operating performance
Net asset value, beginning of period	$19.36		$17.71	$16.32
Net investment income (loss)[h]	0.05		0.10	0.04
Net realized and unrealized gain (loss) on investments	1.67		1.59	1.45
Total from investment operations	1.72		1.69	1.49
Less distributions
From net investment income	(0.11)		(0.04)	(0.10)
Total distributions	(0.11)		(0.04)	(0.10)
Net asset value, end of period	$20.97	[w]	$19.36	$17.71
Total return (%)[k,l]	8.90	[m,w]	9.59 [y]	9.19	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2,116		$1,880	$1,480
Ratio of net expenses to average net assets (%)	0.79	[r]	0.81	0.84	[r]
Ratio of gross expenses to average net assets (%)[p]	0.83	[r]	0.83	0.87	[r]
Ratio of net investment income (loss) to average net assets (%)	0.47	[r]	0.56	0.28	[r]
Portfolio turnover (%)	18	[m]	37	65	[x]

a	Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series II and Series NAV and the total return by 0.05% and 0.05% for Series II and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $20.94 and $20.96 for Series II and Series NAV, respectively, and total return would have been 8.72% and 8.85% for Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

Capital Appreciation

	Series I								Series II
Period ended	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04		12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$9.07		$10.02		$8.79	$8.04	$6.21	$8.95	$8.99		$9.96	$8.76	$8.02		$6.20	$8.73
Net investment income (loss)[h]	0.01		0.01		(0.01)	0.01	(0.01)	(0.01)	—	[j]	(0.01)	(0.02)	—	[j]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.43		0.20		1.24	0.74	1.84	(2.73)	0.43		0.20	1.22	0.74		1.85	(2.51)
Total from investment operations	0.44		0.21		1.23	0.75	1.83	(2.74)	0.43		0.19	1.20	0.74		1.82	(2.53)
Less distributions
From net realized gain	(0.04)		(1.16)		—	—	—	—	(0.04)		(1.16)	—	—		—	—
Total distributions	(0.04)		(1.16)		—	—	—	—	(0.04)		(1.16)	—	—		—	—
Net asset value, end of period	$9.47	[w]	$9.07		$10.02	$8.79	$8.04	$6.21	$9.38	[w]	$8.99	$9.96	$8.76		$8.02	$6.20
Total return (%)	4.92	[k,l,m,w]	2.26	[k,l,y]	13.99	9.33	29.47	(30.61)	4.79	[k,l,m,w]	2.06 [k,l,y]	13.70	9.23		29.35	(28.98)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$243		$263		$52	$129	$121	$100	$102		$113	$47	$125		$72	$23
Ratio of net expenses to average net assets (%)	0.82	[r]	0.83		0.95	0.97	0.99	1.05	1.02	[r]	1.03	1.15	1.17		1.19	1.25 [r]
Ratio of gross expenses to average net assets (%)	0.82	[p,r]	0.83	[p]	0.95	0.97	0.99	1.05	1.02	[p,r]	1.03 [p]	1.15	1.17		1.19	1.25 [r]
Ratio of net investment income (loss) to average net assets (%)	0.26	[r]	0.11		(0.10)	0.15	(0.13)	(0.14)	0.06	[r]	(0.09)	(0.27)	0.02		(0.35)	(0.27)[r]
Portfolio turnover (%)	35	[m]	114	[x]	101	79	71	67	35	[m]	114 [x]	101	79		71	67

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$9.08		$10.02		$8.51
Net investment income (loss)[h]	0.01		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	0.43		0.21		1.53
Total from investment operations	0.44		0.22		1.52
Less distributions
From net investment income	(0.01)		—		(0.01)
From net realized gain	(0.04)		(1.16)		—
Total distributions	(0.05)		(1.16)		(0.01)
Net asset value, end of period	$9.47	[w]	$9.08		$10.02
Total return (%)	4.85	[l,m,w]	2.38	[l,y]	17.88 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$719		$627		$207
Ratio of net expenses to average net assets (%)	0.77	[r]	0.78		0.88 [r]
Ratio of gross expenses to average net assets (%)	0.77	[p,r]	0.78	[p]	0.88 [r]
Ratio of net investment income (loss) to average net assets (%)	0.31	[r]	0.15		(0.18)[r]
Portfolio turnover (%)	35	[m]	114	[x]	101

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I, Series II, and Series NAV and the total return by 0.11%, 0.11%, and 0.11% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $9.46, $9.37, and $9.46 for Series I, Series II, and Series NAV, respectively, and total return would have been 4.81%, 4.68%, and 4.74% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Classic Value

	Series I						Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04[a]
Per share operating performance
Net asset value, beginning of period	$16.20		$14.37	$13.84	$12.50		$16.19		$14.36	$13.83	$12.50
Net investment income (loss)[h]	0.11		0.19	0.13	0.05		0.10		0.16	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.91		2.11	1.17	1.36		0.90		2.11	1.18	1.36
Total from investment operations	1.02		2.30	1.30	1.41		1.00		2.27	1.27	1.40
Less distributions
From net investment income	—		(0.15)	(0.08)	(0.03)		—		(0.12)	(0.05)	(0.03)
From net realized gain	(0.40)		(0.32)	(0.69)	(0.04)		(0.40)		(0.32)	(0.69)	(0.04)
Total distributions	(0.40)		(0.47)	(0.77)	(0.07)		(0.40)		(0.44)	(0.74)	(0.07)
Net asset value, end of period	$16.82		$16.20	$14.37	$13.84		$16.79		$16.19	$14.36	$13.83
Total return (%)[k]	6.41	[l,m]	16.04 [l]	9.42	11.31	[l,m]	6.29	[l,m]	15.83 [l]	9.22	11.17	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$34		$30	$12	$3		$35		$40	$19	$11
Ratio of net expenses to average net assets (%)	0.92	[r]	0.96	1.11	1.42	[r]	1.12	[r]	1.16	1.32	1.62	[r]
Ratio of gross expenses to average net assets (%)	0.92	[p,r]	0.96 [p]	1.11	1.48	[p,r]	1.12	[p,r]	1.16 [p]	1.32	1.68	[p,r]
Ratio of net investment income (loss) to average net assets (%)	1.38	[r]	1.24	0.88	0.59	[r]	1.18	[r]	1.03	0.62	0.44	[r]
Portfolio turnover (%)	24	[m]	47	42	9	[m]	24	[m]	47	42	9	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$16.22		$14.38	$13.42
Net investment income (loss)[h]	0.11		0.20	0.09
Net realized and unrealized gain (loss) on investments	0.91		2.12	1.64
Total from investment operations	1.02		2.32	1.73
Less distributions
From net investment income	—	[j]	(0.16)	(0.09)
From net realized gain	(0.40)		(0.32)	(0.68)
Total distributions	(0.40)		(0.48)	(0.77)
Net asset value, end of period	$16.84		$16.22	$14.38
Total return (%)[k]	6.41	[l,m]	16.15 [l]	12.88 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$16		$8	$3
Ratio of net expenses to average net assets (%)	0.87	[r]	0.91	1.03 [r]
Ratio of gross expenses to average net assets (%)	0.87	[p,r]	0.91 [p]	1.03 [r]
Ratio of net investment income (loss) to average net assets (%)	1.38	[r]	1.28	0.91 [r]
Portfolio turnover (%)	24	[m]	47	42

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total return would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Core Equity

	Series I								Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04[a]
Per share operating performance
Net asset value, beginning of period	$15.14		$15.07		$14.23		$12.50		$15.06		$15.03	$14.21	$12.50
Net investment income (loss)[h]	—	[j]	—	[j]	0.01		—	[j]	(0.02)		(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.72		0.95		0.83		1.73		0.72		0.94	0.85	1.73
Total from investment operations	0.72		0.95		0.84		1.73		0.70		0.91	0.82	1.71
Less distributions
From net realized gain	(0.64)		(0.88)		—		—		(0.64)		(0.88)	—	—
Total distributions	(0.64)		(0.88)		—		—		(0.64)		(0.88)	—	—
Net asset value, end of period	$15.22		$15.14		$15.07		$14.23		$15.12		$15.06	$15.03	$14.21
Total return (%)	4.94	[k,l,m]	6.73	[k,l]	5.90		13.84	[m]	4.83	[k,l,m]	6.47 [k,l]	5.77	13.68	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$5		$2		$1		$194		$52		$54	$57	$237
Ratio of net expenses to average net assets (%)	0.86	[r]	0.88		0.91		0.96	[r]	1.06	[r]	1.08	1.11	1.16	[r]
Ratio of gross expenses to average net assets (%)	0.86	[p,r]	0.88	[p]	0.91		0.96	[r]	1.06	[p,r]	1.08 [p]	1.11	1.16	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.04)[r]		(0.01)		0.07		(0.05)[r]		(0.21)[r]		(0.22)	(0.21)	(0.26)[r]
Portfolio turnover (%)	7	[m]	35		65		6	[m]	7	[m]	35	65	6	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$15.16		$15.09		$13.71
Net investment income (loss)[h]	—	[j]	—	[j]	—	[j]
Net realized and unrealized gain (loss) on investments	0.73		0.95		1.38
Total from investment operations	0.73		0.95		1.38
Less distributions
From net realized gain	(0.64)		(0.88)		—
Total distributions	(0.64)		(0.88)		—
Net asset value, end of period	$15.25		$15.16		$15.09
Total return (%)	5.01	[k,l,m]	6.73	[k,l]	10.07	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$570		$479		$403
Ratio of net expenses to average net assets (%)	0.81	[r]	0.83		0.85	[r]
Ratio of gross expenses to average net assets (%)	0.81	[p,r]	0.83	[p]	0.85	[r]
Ratio of net investment income (loss) to average net assets (%)	0.04	[r]	0.03		(0.02)[r]
Portfolio turnover (%)	7	[m]	35		65

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Dynamic Growth

	Series I										Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03		12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03		12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$6.04		$5.44		$4.84		$4.40	$3.41		$4.76	$5.99		$5.41		$4.83	$4.39	$3.40		$4.40
Net investment income (loss)[h]	(0.02)		(0.04)		(0.04)		(0.03)	(0.03)		(0.02)	(0.03)		(0.05)		(0.05)	(0.04)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	0.76		0.64		0.64		0.47	1.02		(1.33)	0.76		0.63		0.63	0.48	1.02		(0.97)
Total from investment operations	0.74		0.60		0.60		0.44	0.99		(1.35)	0.73		0.58		0.58	0.44	0.99		(1.00)
Net asset value, end of period	$6.78		$6.04		$5.44		$4.84	$4.40		$3.41	$6.72		$5.99		$5.41	$4.83	$4.39		$3.40
Total return (%)	12.25	[l,m]	11.03	[l]	12.40		10.00	29.03		(28.36)	12.19	[l,m]	10.72	[l]	12.01	10.02	29.12		(22.73)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$119		$116		$133		$129	$140		$64	$34		$34		$43	$40	$42		$4
Ratio of net expenses to average net assets (%)	0.99	[r]	1.03		1.07		1.07	1.09	[t]	1.10	1.19	[r]	1.23		1.27	1.27	1.29	[t]	1.30 [r]
Ratio of gross expenses to average net assets (%)	1.00	[p,r]	1.03	[p]	1.07		1.07	1.09		1.10	1.20	[p,r]	1.23	[p]	1.27	1.27	1.29		1.30 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.60)[r]		(0.69)		(0.74)		(0.72)	(0.68)		(0.55)	(0.80)[r]		(0.89)		(0.94)	(0.92)	(0.88)		(0.81)[r]
Portfolio turnover (%)	25	[m]	45		78		121	133	[x]	165	25	[m]	45		78	121	133	[x]	165

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$6.04		$5.45		$4.64
Net investment income (loss)[h]	(0.02)		(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	0.78		0.63		0.83
Total from investment operations	0.76		0.59		0.81
Net asset value, end of period	$6.80	[w]	$6.04		$5.45
Total return (%)	12.58	[l,m,w]	10.83	[l]	17.46	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1		$—	[n]
Ratio of net expenses to average net assets (%)	0.94	[r]	0.98		1.01	[r]
Ratio of gross expenses to average net assets (%)	0.95	[p,r]	0.98	[p]	1.01	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.55)[r]		(0.62)		(0.67)[r]
Portfolio turnover (%)	25	[m]	45		78

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
t	The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series NAV and the total return by 0.16% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value would have been $6.79, and total return would have been 12.42% for Series NAV. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Emerging Growth

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$12.70		$17.72	$16.46		$15.75	$12.50		$12.55		$17.61	$16.40	$15.73	$12.50
Net investment income (loss)[h]	(0.02)		(0.12)	(0.07)		(0.06)	(0.09)		(0.04)		(0.14)	(0.12)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investments	0.80		2.13	1.33		1.13	3.95		0.80		2.11	1.33	1.14	3.95
Total from investment operations	0.78		2.01	1.26		1.07	3.86		0.76		1.97	1.21	1.03	3.84
Less distributions
From net investment income	—		—	—		—	(0.61)		—		—	—	—	(0.61)
From net realized gain	(2.42)		(7.03)	—		(0.36)	—		(2.42)		(7.03)	—	(0.36)	—
Total distributions	(2.42)		(7.03)	—		(0.36)	(0.61)		(2.42)		(7.03)	—	(0.36)	(0.61)
Net asset value, end of period	$11.06		$12.70	$17.72		$16.46	$15.75		$10.89		$12.55	$17.61	$16.40	$15.73
Total return (%)[k]	7.36	[l,m]	11.60 [l]	7.65		6.89	30.84	[l,m]	7.28	[l,m]	11.38 [l]	7.38	6.64	30.68	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2		$286	$3		$10		$13	$9	$15	$6
Ratio of net expenses to average net assets (%)	1.02	[r]	1.36	0.92		0.92	1.35	[r]	1.22	[r]	1.53	1.24	1.20	1.55	[r]
Ratio of gross expenses to average net assets (%)	1.02	[p,r]	1.62 [p]	0.92		0.92	2.54	[p,r]	1.22	[p,r]	1.59 [p]	1.24	1.20	2.74	[p,r]
Ratio of net investment income (loss) to average net assets (%)	(0.44)[r]		(0.85)	(0.42)		(0.43)	(0.89)[r]		(0.72)[r]		(1.01)	(0.74)	(0.74)	(1.08)[r]
Portfolio turnover (%)	19	[m]	192	121		191	183	[m]	19	[m]	192	121	191	183	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$12.71		$17.73	$16.31
Net investment income (loss)[h]	(0.03)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	0.82		2.12	1.47
Total from investment operations	0.79		2.01	1.42
Less distributions
From net realized gain	(2.42)		(7.03)	—
Total distributions	(2.42)		(7.03)	—
Net asset value, end of period	$11.08		$12.71	$17.73
Total return (%)[k]	7.43	[l,m]	11.59 [l]	8.71	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$17		$16	$11
Ratio of net expenses to average net assets (%)	0.97	[r]	1.31	0.95	[r]
Ratio of gross expenses to average net assets (%)	0.97	[p,r]	1.49 [p]	0.95	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.44)[r]		(0.81)	(0.40)[r]
Portfolio turnover (%)	19	[m]	192	121

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Emerging Markets Value

	Series I		Series NAV
Period ended	6-30-07[a,b]		6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50		$12.50
Net investment income (loss)[h]	0.05		0.04
Net realized and unrealized gain (loss) on investments	1.27		1.28
Total from investment operations	1.32		1.32
Net asset value, end of period	$13.82		$13.82
Total return (%)	10.56	[l,m]	10.56	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$—	[n]	$464
Ratio of net expenses to average net assets (%)	1.17	[r]	1.12	[r]
Ratio of gross expenses to average net assets (%)[p]	1.18	[r]	1.13	[r]
Ratio of net investment income (loss) to average net assets (%)	2.22	[r]	1.66	[r]
Portfolio turnover (%)	1	[m]	1	[m]

a	Series I and Series NAV shares began operations on 5-1-07.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Emerging Small Company
	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$29.42		$30.20	$28.75		$25.78	$18.45	$26.06	$29.17		$30.02	$28.63	$25.72	$18.44	$25.13
Net investment income (loss)[h]	(0.08)		(0.17)	(0.18)		(0.21)	(0.12)	(0.12)	(0.11)		(0.23)	(0.23)	(0.26)	(0.18)	(0.11)
Net realized and unrealized gain (loss) on investments	2.96		1.00	1.63		3.18	7.45	(7.49)	2.94		0.99	1.62	3.17	7.46	(6.58)
Total from investment operations	2.88		0.83	1.45		2.97	7.33	(7.61)	2.83		0.76	1.39	2.91	7.28	(6.69)
Less distributions
From net realized gain	(6.09)		(1.61)	—		—	—	—	(6.09)		(1.61)	—	—	—	—
Total distributions	(6.09)		(1.61)	—		—	—	—	(6.09)		(1.61)	—	—	—	—
Net asset value, end of period	$26.21	[w]	$29.42	$30.20		$28.75	$25.78	$18.45	$25.91	[w]	$29.17	$30.02	$28.63	$25.72	$18.44
Total return (%)	11.26	[k,l,m,w]	2.41 [k,l]	5.04		11.52	39.73	(29.20)	11.17	[k,l,m,w]	2.18 [k,l]	4.86	11.31	39.48	(26.62)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$206		$213	$259		$393	$401	$294	$50		$53	$71	$120	$83	$18
Ratio of net expenses to average net assets (%)	1.07	[r]	1.08	1.12		1.11	1.11	1.12	1.27	[r]	1.28	1.32	1.31	1.31	1.32 [r]
Ratio of gross expenses to average net assets (%)	1.07	[p,r]	1.08 [p]	1.12		1.11	1.11	1.12	1.27	[p,r]	1.28 [p]	1.32	1.31	1.31	1.32 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.58)[r]		(0.57)	(0.63)		(0.76)	(0.58)	(0.57)	(0.78)[r]		(0.77)	(0.83)	(0.98)	(0.82)	(0.63)[r]
Portfolio turnover (%)	33	[m]	164	54		55	51	35	33	[m]	164	54	55	51	35

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$29.46		$30.23	$28.21
Net investment income (loss)[h]	(0.07)		(0.15)	(0.15)
Net realized and unrealized gain (loss) on investments	2.96		0.99	2.17
Total from investment operations	2.89		0.84	2.02
Less distributions
From net realized gain	(6.09)		(1.61)	—
Total distributions	(6.09)		(1.61)	—
Net asset value, end of period	$26.26	[w]	$29.46	$30.23
Total return (%)	11.28	[k,l,m,w]	2.44 [k,l]	7.16	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$—	[n]
Ratio of net expenses to average net assets (%)	1.02	[r]	1.03	1.03	[r]
Ratio of gross expenses to average net assets (%)	1.02	[p,r]	1.03 [p]	1.03	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.49)[r]		(0.50)	(0.61)[r]
Portfolio turnover (%)	33	[m]	164	54

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.03 per share for Series I and Series II and by $0.04 for Series NAV and the total return by 0.13%, 0.13%, and 0.17% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $26.18, $25.88, and $26.22 for Series I, Series II, and Series NAV, respectively, and total return would have been 11.13%, 11.04%, and 11.11% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Equity-Income

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$18.52		$16.87	$17.04		$15.22	$12.62	$15.13	$18.44		$16.81	$16.96	$15.17	$12.61	$15.05
Net investment income (loss)[h]	0.15		0.27	0.25		0.24	0.23	0.22	0.13		0.24	0.22	0.21	0.21	0.21
Net realized and unrealized gain (loss) on investments	1.29		2.75	0.38		1.96	2.85	(2.13)	1.29		2.73	0.38	1.95	2.84	(2.05)
Total from investment operations	1.44		3.02	0.63		2.20	3.08	(1.91)	1.42		2.97	0.60	2.16	3.05	(1.84)
Less distributions
From net investment income	(0.28)		(0.27)	(0.21)		(0.20)	(0.22)	(0.19)	(0.25)		(0.24)	(0.16)	(0.19)	(0.23)	(0.19)
From net realized gain	(0.99)		(1.10)	(0.59)		(0.18)	(0.26)	(0.41)	(0.99)		(1.10)	(0.59)	(0.18)	(0.26)	(0.41)
Total distributions	(1.27)		(1.37)	(0.80)		(0.38)	(0.48)	(0.60)	(1.24)		(1.34)	(0.75)	(0.37)	(0.49)	(0.60)
Net asset value, end of period	$18.69	[w]	$18.52	$16.87		$17.04	$15.22	$12.62	$18.62	[w]	$18.44	$16.81	$16.96	$15.17	$12.61
Total return (%)[k,l]	8.16	[m,w]	19.02 [y]	3.92		14.81	25.57	(13.28)	8.05	[m,w]	18.76 [y]	3.72	14.61	25.40	(12.89)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$814		$830	$846		$1,364	$1,277	$1,015	$321		$320	$304	$573	$314	$87
Ratio of net expenses to average net assets (%)	0.85	[r]	0.87	0.89		0.88	0.89	0.91	1.05	[r]	1.07	1.08	1.08	1.09	1.11 [r]
Ratio of gross expenses to average net assets (%)[p]	0.89	[r]	0.89	0.91		0.91	0.92	0.93	1.09	[r]	1.09	1.11	1.11	1.12	1.13 [r]
Ratio of net investment income (loss) to average net assets (%)	1.60	[r]	1.60	1.53		1.53	1.73	1.58	1.40	[r]	1.40	1.35	1.38	1.55	1.83 [r]
Portfolio turnover (%)	12	[m]	16	48	[x]	21	15	18	12	[m]	16	48 [x]	21	15	18

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$18.49		$16.85	$17.11
Net investment income (loss)[h]	0.15		0.28	0.23
Net realized and unrealized gain (loss) on investments	1.29		2.74	0.34
Total from investment operations	1.44		3.02	0.57
Less distributions
From net investment income	(0.29)		(0.28)	(0.24)
From net realized gain	(0.99)		(1.10)	(0.59)
Total distributions	(1.28)		(1.38)	(0.83)
Net asset value, end of period	$18.65		$18.49	$16.85
Total return (%)[k,l]	8.17	[m]	19.05 [y]	3.57	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,438		$1,290	$1,189
Ratio of net expenses to average net assets (%)	0.80	[r]	0.82	0.83	[r]
Ratio of gross expenses to average net assets (%)[p]	0.84	[r]	0.84	0.86	[r]
Ratio of net investment income (loss) to average net assets (%)	1.65	[r]	1.65	1.64	[r]
Portfolio turnover (%)	12	[m]	16	48	[x]

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series II and the total return by 0.06% and 0.06% for Series I and Series II, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $18.68 and $18.61 for Series I and Series II, respectively, and total return would have been 8.10% and 7.99% for Series I and Series II, respectively. See Note 11.

x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Financial Services

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$18.78		$15.31		$14.00		$12.73	$9.55	$11.63	$18.67		$15.24		$13.93		$12.69	$9.54	$11.48
Net investment income (loss)[h]	0.04		0.10		0.07		0.05	0.06	0.03	0.02		0.06		0.04		0.02	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.67		3.43		1.29		1.27	3.14	(2.11)	0.66		3.40		1.30		1.26	3.14	(1.97)
Total from investment operations	0.71		3.53		1.36		1.32	3.20	(2.08)	0.68		3.46		1.34		1.28	3.18	(1.94)
Less distributions
From net investment income	(0.10)		(0.06)		(0.05)		(0.05)	(0.02)	— [j]	(0.06)		(0.03)		(0.03)		(0.04)	(0.03)	—	[j]
From net realized gain	(0.11)		—	[j]	—		—	—	—	(0.11)		—	[j]	—		—	—	—
Total distributions	(0.21)		(0.06)		(0.05)		(0.05)	(0.02)	— [j]	(0.17)		(0.03)		(0.03)		(0.04)	(0.03)	—	[j]
Net asset value, end of period	$19.28	[w]	$18.78		$15.31		$14.00	$12.73	$9.55	$19.18		$18.67		$15.24		$13.93	$12.69	$9.54
Total return (%)[k]	3.84	[l,m,w]	23.12	[l,y]	9.78	[l]	10.38	33.58	(17.88)	3.73	[l,m]	22.77	[l,y]	9.62	[l]	10.09	33.40	(16.90)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$66		$80		$54		$53	$52	$37	$55		$62		$44		$43	$36	$12
Ratio of net expenses to average net assets (%)	0.90	[r]	0.91		0.99		1.01	1.05	1.07	1.10	[r]	1.11		1.19		1.21	1.25	1.27	[r]
Ratio of gross expenses to average net assets (%)	0.90	[p,r]	0.91	[p]	1.01	[p]	1.01	1.05	1.07	1.10	[p,r]	1.11	[p]	1.21	[p]	1.21	1.25	1.27	[r]
Ratio of net investment income (loss) to average net assets (%)	0.44	[r]	0.58		0.47		0.36	0.58	0.31	0.24	[r]	0.38		0.27		0.17	0.37	0.37	[r]
Portfolio turnover (%)	3	[m]	12		51	[x]	12	25	34	3	[m]	12		51	[x]	12	25	34

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$18.77		$15.31		$13.32
Net investment income (loss)[h]	0.05		0.10		0.05
Net realized and unrealized gain (loss) on investments	0.67		3.43		1.94
Total from investment operations	0.72		3.53		1.99
Less distributions
From net investment income	(0.11)		(0.07)		—
From net realized gain	(0.11)		—	[j]	—
Total distributions	(0.22)		(0.07)		—
Net asset value, end of period	$19.27	[w]	$18.77		$15.31
Total return (%)[k]	3.89	[l,m,w]	23.16	[l,y]	14.94	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$52		$55		$54
Ratio of net expenses to average net assets (%)	0.85	[r]	0.86		0.88	[r]
Ratio of gross expenses to average net assets (%)[p]	0.85	[r]	0.86	[p]	0.92	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.49	[r]	0.63		0.52	[r]
Portfolio turnover (%)	3	[m]	12		51	[x]

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series NAV and the total return by 0.05% for Series I and Series NAV. If the Affiliates had not made these payments, the end of period net asset value would have been $19.27 and $19.26 for Series I and Series NAV, respectively, and total return would have been 3.79% and 3.84% for Series I and Series NAV, respectively. See Note 11.

x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Franklin Templeton Founding Allocation

	Series II
Period ended	6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	(0.01)
Net realized and unrealized gain (loss) on investments	0.19
Total from investment operations	0.18
Net asset value, end of period	$12.68
Total return (%)[l]	1.44	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$297
Ratio of net expenses to average net assets (%)	0.27	[r]
Ratio of gross expenses to average net assets (%)	0.33	[p,r]
Ratio of net investment income (loss) to average net assets (%)	(0.27)[r]
Portfolio turnover (%)	—	[m]

a	Series II shares began operations on 5-1-07.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Fundamental Value

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$16.82		$15.32	$14.14		$12.71	$9.82	$11.73	$16.74		$15.26	$14.07		$12.68	$9.82	$11.48
Net investment income (loss)[h]	0.10		0.13	0.12		0.10	0.08	0.07	0.08		0.10	0.09		0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	1.00		2.01	1.12		1.39	2.84	(1.97)	1.01		2.00	1.13		1.38	2.83	(1.72)
Total from investment operations	1.10		2.14	1.24		1.49	2.92	(1.90)	1.09		2.10	1.22		1.45	2.89	(1.65)
Less distributions
From net investment income	(0.12)		(0.12)	(0.06)		(0.06)	(0.03)	(0.01)	(0.09)		(0.10)	(0.03)		(0.06)	(0.03)	(0.01)
From net realized gain	(0.48)		(0.52)	—		—	—	—	(0.48)		(0.52)	—		—	—	—
Total distributions	(0.60)		(0.64)	(0.06)		(0.06)	(0.03)	(0.01)	(0.57)		(0.62)	(0.03)		(0.06)	(0.03)	(0.01)
Net asset value, end of period	$17.32		$16.82	$15.32		$14.14	$12.71	$9.82	$17.26		$16.74	$15.26		$14.07	$12.68	$9.82
Total return (%)[k]	6.74	[l,m]	14.51 [l]	8.84	[l]	11.80	29.83	(16.20)	6.69	[l,m]	14.24 [l]	8.70	[l]	11.44	29.57	(14.46)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$202		$204	$202		$429	$355	$269	$482		$391	$270		$386	$203	$65
Ratio of net expenses to average net assets (%)	0.85	[r]	0.86	0.90		0.94	0.97	0.98	1.05	[r]	1.06	1.10		1.14	1.17	1.18 [r]
Ratio of gross expenses to average net assets (%)	0.85	[p,r]	0.86 [p]	0.92	[p]	0.94	0.97	0.98	1.05	[p,r]	1.06 [p]	1.12	[p]	1.14	1.17	1.18 [r]
Ratio of net investment income (loss) to average net assets (%)	1.19	[r]	0.86	0.84		0.74	0.78	0.71	0.98	[r]	0.66	0.63		0.56	0.59	0.75 [r]
Portfolio turnover (%)	2	[m]	18	36		6	12	19	2	[m]	18	36		6	12	19

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$16.78		$15.29	$14.37
Net investment income (loss)[h]	0.11		0.14	0.13
Net realized and unrealized gain (loss) on investments	1.00		2.01	0.89
Total from investment operations	1.11		2.15	1.02
Less distributions
From net investment income	(0.13)		(0.14)	(0.10)
From net realized gain	(0.48)		(0.52)	—
Total distributions	(0.61)		(0.66)	(0.10)
Net asset value, end of period	$17.28		$16.78	$15.29
Total return (%)[k,l]	6.80	[m]	14.56	7.14	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$723		$612	$482
Ratio of net expenses to average net assets (%)	0.80	[r]	0.81	0.82	[r]
Ratio of gross expenses to average net assets (%)[p]	0.80	[r]	0.81	0.85	[r]
Ratio of net investment income (loss) to average net assets (%)	1.25	[r]	0.91	1.08	[r]
Portfolio turnover (%)	2	[m]	18	36

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Global

	Series I									Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04		12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05		12-31-04		12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$19.20		$16.17	$14.79		$13.11		$10.39	$13.00	$19.10		$16.09		$14.73		$13.07		$10.39	$12.72
Net investment income (loss)[h]	0.17		0.27	0.22		0.18		0.10	0.08	0.19		0.24		0.18		0.16		0.08	0.05
Net realized and unrealized gain (loss) on investments	1.07		2.99	1.35		1.73		2.72	(2.54)	1.03		2.97		1.35		1.72		2.71	(2.23)
Total from investment operations	1.24		3.26	1.57		1.91		2.82	(2.46)	1.22		3.21		1.53		1.88		2.79	(2.18)
Less distributions
From net investment income	(0.30)		(0.23)	(0.19)		(0.23)		(0.10)	(0.15)	(0.27)		(0.20)		(0.17)		(0.22)		(0.11)	(0.15)
Total distributions	(0.30)		(0.23)	(0.19)		(0.23)		(0.10)	(0.15)	(0.27)		(0.20)		(0.17)		(0.22)		(0.11)	(0.15)
Net asset value, end of period	$20.14	[w]	$19.20	$16.17		$14.79		$13.11	$10.39	$20.05	[w]	$19.10		$16.09		$14.73		$13.07	$10.39
Total return (%)[k]	6.53	[l,m,w]	20.32 [l]	10.72	[l]	14.75	[l]	27.46	(19.11)	6.43	[l,m,w]	20.09	[l]	10.50	[l]	14.53	[l]	27.23	(17.33)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$351		$359	$344		$358		$363	$348	$79		$41		$36		$28		$20	$9
Ratio of net expenses to average net assets (%)	0.97	[r]	0.99	1.00		1.00		1.05	1.04	1.17	[r]	1.19		1.19		1.20		1.25	1.24 [r]
Ratio of gross expenses to average net assets (%)	0.99	[p,r]	1.01 [p]	1.05	[p]	1.05	[p]	1.05	1.04	1.19	[p,r]	1.21	[p]	1.25	[p]	1.25	[p]	1.25	1.24 [r]
Ratio of net investment income (loss) to average net assets (%)	1.70	[r]	1.58	1.43		1.36		0.93	0.72	1.93	[r]	1.38		1.21		1.21		0.68	0.55 [r]
Portfolio turnover (%)	43	[m]	27	24		39		149	92	43	[m]	27		24		39		149	92

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$19.20		$16.17	$14.36
Net investment income (loss)[h]	0.25		0.27	0.11
Net realized and unrealized gain (loss) on investments	0.99		3.00	1.70
Total from investment operations	1.24		3.27	1.81
Less distributions
From net investment income	(0.31)		(0.24)	—
Total distributions	(0.31)		(0.24)	—
Net asset value, end of period	$20.13	[w]	$19.20	$16.17
Total return (%)[k,l]	6.52	[m,w]	20.42	12.60	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$102		$2	$—	[n]
Ratio of net expenses to average net assets (%)	0.92	[r]	0.96	0.91	[r]
Ratio of gross expenses to average net assets (%)[p]	0.95	[r]	0.96	0.97	[r]
Ratio of net investment income (loss) to average net assets (%)	2.68	[r]	1.56	0.99	[r]
Portfolio turnover (%)	43	[m]	27	24

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.03 per share for Series I and Series II and by $0.02 for Series NAV and the total return by 0.16%, 0.16%, and 0.10% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $20.11, $20.02, and $20.11 for Series I, Series II, and Series NAV, respectively, and total return would have been 6.37%, 6.27%, and 6.42% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Global Allocation

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$12.78		$11.38		$10.82		$9.70	$7.71	$10.04	$12.71		$11.32		$10.78	$9.68	$7.70	$9.91
Net investment income (loss)[h]	0.12		0.21		0.16		0.14	0.06	0.04	0.11		0.19		0.13	0.11	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.43		1.31		0.50		1.08	1.97	(2.37)	0.41		1.30		0.50	1.09	1.99	(2.25)
Total from investment operations	0.55		1.52		0.66		1.22	2.03	(2.33)	0.52		1.49		0.63	1.20	2.03	(2.21)
Less distributions
From net investment income	(0.21)		(0.12)		(0.10)		(0.10)	(0.04)	— [j]	(0.18)		(0.10)		(0.09)	(0.10)	(0.05)	—	[j]
From net realized gain	(0.51)		—		—		—	—	—	(0.51)		—		—	—	—	—
Total distributions	(0.72)		(0.12)		(0.10)		(0.10)	(0.04)	— [j]	(0.69)		(0.10)		(0.09)	(0.10)	(0.05)	—	[j]
Net asset value, end of period	$12.61		$12.78		$11.38		$10.82	$9.70	$7.71	$12.54		$12.71		$11.32	$10.78	$9.68	$7.70
Total return (%)[k]	4.46	[l,m]	13.50	[l]	6.20		12.73	26.43	(23.21)	4.29	[l,m]	13.28	[l]	5.93	12.52	26.47	(22.30)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$94		$94		$80		$110	$64	$57	$234		$199		$113	$93	$19	$5
Ratio of net expenses to average net assets (%)	1.01	[r]	1.02		1.09		1.10	1.22	1.18	1.21	[r]	1.22		1.29	1.30	1.42	1.38	[r]
Ratio of gross expenses to average net assets (%)	1.01	[p,r]	1.02	[p]	1.09		1.10	1.22	1.18	1.21	[p,r]	1.22	[p]	1.29	1.30	1.42	1.38	[r]
Ratio of net investment income (loss) to average net assets (%)	1.89	[r]	1.77		1.44		1.38	0.74	0.44	1.71	[r]	1.57		1.21	1.12	0.49	0.51	[r]
Portfolio turnover (%)	46	[m]	90		129		76	147	18	46	[m]	90		129	76	147	18

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$12.76		$11.37		$10.87
Net investment income (loss)[h]	0.12		0.22		0.16
Net realized and unrealized gain (loss) on investments	0.42		1.31		0.46
Total from investment operations	0.54		1.53		0.62
Less distributions
From net investment income	(0.21)		(0.14)		(0.12)
From net realized gain	(0.51)		—		—
Total distributions	(0.72)		(0.14)		(0.12)
Net asset value, end of period	$12.58		$12.76		$11.37
Total return (%)[k]	4.43	[l,m]	13.58	[l]	5.81	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$12		$2		$—	[n]
Ratio of net expenses to average net assets (%)	0.96	[r]	0.97		0.94	[r]
Ratio of gross expenses to average net assets (%)	0.96	[p,r]	0.97	[p]	0.94	[r]
Ratio of net investment income (loss) to average net assets (%)	2.05	[r]	1.80		1.92	[r]
Portfolio turnover (%)	46	[m]	90		129

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Global Real Estate

	Series NAV
Period ended	6-30-07[b]		12-31-06[a]
Per share operating performance
Net asset value, beginning of period	$15.26		$12.50
Net investment income (loss)[h]	0.09		0.16
Net realized and unrealized gain (loss) on investments	0.01		2.60
Total from investment operations	0.10		2.76
Less distributions
From net investment income	(0.87)		—
From net realized gain	(0.22)		—
Total distributions	(1.09)		—
Net asset value, end of period	$14.27		$15.26
Total return (%)	0.24	[k,l,m]	22.08	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$492		$431
Ratio of net expenses to average net assets (%)	1.05	[r]	1.07	[r]
Ratio of gross expenses to average net assets (%)	1.05	[p,r]	1.07	[p,r]
Ratio of net investment income (loss) to average net assets (%)	1.23	[r]	1.84	[r]
Portfolio turnover (%)	47	[m]	112	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Growth & Income

	Series NAV
Period ended	6-30-07[b]		12-31-06		12-31-05[f]	12-31-04[g]	12-31-03[e,g]	12-31-02[g]
Per share operating performance
Net asset value, beginning of period	$13.63		$12.90		$12.39	$11.29	$9.22	$11.93
Net investment income (loss)	0.06	[h]	0.13	[h]	0.11 [h]	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.79		1.42		0.98	1.10	2.12	(2.71)
Total from investment operations	0.85		1.55		1.09	1.23	2.22	(2.63)
Less distributions
From net investment income	(0.14)		(0.07)		(0.02)	(0.13)	(0.09)	(0.08)
From net realized gain	(0.70)		(0.75)		(0.56)	—	—	—
From capital paid-in	—		—		—	—	(0.06)	—
Total distributions	(0.84)		(0.82)		(0.58)	(0.13)	(0.15)	(0.08)
Net asset value, end of period	$13.64		$13.63		$12.90	$12.39	$11.29	$9.22
Total return (%)[k]	6.39	[l,m]	12.72	[l,y]	8.98	10.96	24.35	(22.18)

Ratios and supplemental data
Net assets, end of period (in millions)	$2,114		$2,111		$2,180	$2,196	$2,128	$1,762
Ratio of net expenses to average net assets (%)	0.68	[r]	0.68		0.78	0.76	0.73	0.75
Ratio of gross expenses to average net assets (%)	0.68	[p,r]	0.68	[p]	0.78	0.76	0.73	0.75
Ratio of net investment income (loss) to average net assets (%)	0.94	[r]	1.00		0.72	1.10	1.00	0.73
Portfolio turnover (%)	67	[m]	75		101	71	92 [x]	74

b	Unaudited.
e	Certain amounts in 2003 have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Growth & Income Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Growth & Income Trust II. Additionally, the accounting and performance history of the former VST Growth & Income Fund Series NAV was redesignated as that of Series NAV shares of Growth & Income Trust II.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Health Sciences

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$15.71		$15.97	$15.44		$13.39	$9.83	$13.54	$15.56		$15.86	$15.37	$13.36	$9.83	$12.90
Net investment income (loss)[h]	(0.02)		(0.12)	(0.13)		(0.12)	(0.10)	(0.08)	(0.04)		(0.15)	(0.16)	(0.15)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	1.27		1.35	1.81		2.17	3.66	(3.60)	1.26		1.34	1.80	2.16	3.65	(2.95)
Total from investment operations	1.25		1.23	1.68		2.05	3.56	(3.68)	1.22		1.19	1.64	2.01	3.53	(3.04)
Less distributions
From net realized gain	(1.65)		(1.49)	(1.15)		—	—	(0.03)	(1.65)		(1.49)	(1.15)	—	—	(0.03)
Total distributions	(1.65)		(1.49)	(1.15)		—	—	(0.03)	(1.65)		(1.49)	(1.15)	—	—	(0.03)
Net asset value, end of period	$15.31		$15.71	$15.97		$15.44	$13.39	$9.83	$15.13		$15.56	$15.86	$15.37	$13.36	$9.83
Total return (%)[k,l]	8.17	[m]	8.51	12.50		15.31	36.22	(27.24)	8.05	[m]	8.30	12.28	15.04	35.91	(23.63)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$133		$133	$132		$121	$101	$62	$79		$81	$85	$78	$54	$16
Ratio of net expenses to average net assets (%)	1.13	[r]	1.16	1.19		1.18	1.21	1.23	1.33	[r]	1.36	1.39	1.38	1.41	1.43 [r]
Ratio of gross expenses to average net assets (%)[p]	1.18	[r]	1.19	1.22		1.21	1.23	1.25	1.38	[r]	1.39	1.42	1.41	1.43	1.45 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.27)[r]		(0.77)	(0.89)		(0.84)	(0.82)	(0.74)	(0.46)[r]		(0.97)	(1.09)	(1.04)	(1.04)	(1.02)[r]
Portfolio turnover (%)	24	[m]	52	67	[x]	48	44	55	24	[m]	52	67 [x]	48	44	55

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$15.72		$15.98	$12.99
Net investment income (loss)[h]	(0.02)		(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.28		1.34	3.07
Total from investment operations	1.26		1.23	2.99
Less distributions
From net realized gain	(1.65)		(1.49)	—
Total distributions	(1.65)		(1.49)	—
Net asset value, end of period	$15.33		$15.72	$15.98
Total return (%)[k,l]	8.24	[m]	8.50	23.02	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$31		$30	$29
Ratio of net expenses to average net assets (%)	1.08	[r]	1.11	1.12	[r]
Ratio of gross expenses to average net assets (%)[p]	1.13	[r]	1.14	1.15	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.22)[r]		(0.72)	(0.81)[r]
Portfolio turnover (%)	24	[m]	52	67	[x]

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

Income & Value

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04		12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04		12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$12.11		$11.37		$10.99		$10.35		$8.36	$10.13	$12.03		$11.30		$10.93	$10.31		$8.35	$10.01
Net investment income (loss)[h]	0.12		0.23		0.18		0.16		0.13	0.17	0.11		0.20		0.16	0.14		0.11	0.12
Net realized and unrealized gain (loss) on investments	0.46		0.74		0.38		0.62		2.04	(1.76)	0.45		0.74		0.37	0.62		2.04	(1.60)
Total from investment operations	0.58		0.97		0.56		0.78		2.17	(1.59)	0.56		0.94		0.53	0.76		2.15	(1.48)
Less distributions
From net investment income	(0.26)		(0.23)		(0.18)		(0.14)		(0.18)	(0.18)	(0.23)		(0.21)		(0.16)	(0.14)		(0.19)	(0.18)
Total distributions	(0.26)		(0.23)		(0.18)		(0.14)		(0.18)	(0.18)	(0.23)		(0.21)		(0.16)	(0.14)		(0.19)	(0.18)
Net asset value, end of period	$12.43	[w]	$12.11		$11.37		$10.99		$10.35	$8.36	$12.36	[w]	$12.03		$11.30	$10.93		$10.31	$8.35
Total return (%)[k]	4.85	[l,m,w]	8.66	[l]	5.22		7.64		26.48	(15.93)	4.76	[l,m,w]	8.42	[l]	4.98	7.42		26.29	(15.02)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$454		$483		$525		$629		$522	$449	$97		$102		$110	$126		$81	$23
Ratio of net expenses to average net assets (%)	0.90	[r]	0.91		0.90		0.88	[t]	0.87	0.88	1.10	[r]	1.11		1.10	1.08	[t]	1.07	1.08 [r]
Ratio of gross expenses to average net assets (%)	0.90	[p,r]	0.91	[p]	0.90		0.88	[t]	0.87	0.88	1.10	[p,r]	1.11	[p]	1.10	1.08	[t]	1.07	1.08 [r]
Ratio of net investment income (loss) to average net assets (%)	2.03	[r]	1.94		1.70		1.53		1.45	1.90	1.83	[r]	1.74		1.50	1.32		1.19	1.55 [r]
Portfolio turnover (%)	26	[m,s]	62		54		83	[x]	91	61	26	[m,s]	62		54	83	[x]	91	61

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$12.12		$11.37		$10.44
Net investment income (loss)[h]	0.13		0.23		0.13
Net realized and unrealized gain (loss) on investments	0.44		0.75		0.80
Total from investment operations	0.57		0.98		0.93
Less distributions
From net investment income	(0.26)		(0.23)		—
Total distributions	(0.26)		(0.23)		—
Net asset value, end of period	$12.43	[w]	$12.12		$11.37
Total return (%)[k]	4.81	[l,m,w]	8.78	[l]	8.91	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2		$1
Ratio of net expenses to average net assets (%)	0.85	[r]	0.86		0.87	[r]
Ratio of gross expenses to average net assets (%)	0.85	[p,r]	0.86	[p]	0.87	[r]
Ratio of net investment income (loss) to average net assets (%)	2.05	[r]	2.00		1.70	[r]
Portfolio turnover (%)	26	[m,s]	62		54

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
s	The Portfolio turnover rate including the effect of mortgage dollar rolls is 28%. Prior years exclude the effect of mortgage dollar rolls transactions.
t	The ratios of operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II, respectively.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I, Series II, and Series NAV and the total return by 0.09%, 0.08%, and 0.08% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $12.42, $12.35, and $12.42 for Series I, Series II, and Series NAV, respectively, and total return would have been 4.76%, 4.68%, and 4.73% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

International Core

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$15.16		$12.78	$11.11		$9.69	$7.48	$9.59	$15.21		$12.82	$11.08	$9.68	$7.48	$9.92
Net investment income (loss)[h]	0.23		0.28	0.12		0.12	0.08	0.07	0.22		0.24	0.01	0.10	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	1.59		2.79	1.64		1.38	2.17	(2.14)	1.59		2.82	1.73	1.38	2.20	(2.39)
Total from investment operations	1.82		3.07	1.76		1.50	2.25	(2.07)	1.81		3.06	1.74	1.48	2.25	(2.40)
Less distributions
From net investment income	(0.17)		(0.08)	(0.09)		(0.08)	(0.04)	(0.04)	(0.14)		(0.06)	—	(0.08)	(0.05)	(0.04)
From net realized gain	(0.84)		(0.61)	—		—	—	—	(0.84)		(0.61)	—	—	—	—
Total distributions	(1.01)		(0.69)	(0.09)		(0.08)	(0.04)	(0.04)	(0.98)		(0.67)	—	(0.08)	(0.05)	(0.04)
Net asset value, end of period	$15.97		$15.16	$12.78		$11.11	$9.69	$7.48	$16.04	[w]	$15.21	$12.82	$11.08	$9.68	$7.48
Total return (%)[k]	12.39	[l,m]	24.69 [l]	15.94		15.59	30.27	(21.69)[l]	12.29	[l,m,w]	24.54 [l]	15.70	15.35	30.26	(24.29)[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$146		$141	$134		$366	$289	$247	$57		$46	$33	$253	$100	$33
Ratio of net expenses to average net assets (%)	1.06	[r]	1.04	1.19		1.16	1.17	1.17	1.26	[r]	1.24	1.36	1.36	1.37	1.37 [r]
Ratio of gross expenses to average net assets (%)	1.06	[p,r]	1.04 [p]	1.19		1.16	1.17	1.18 [p]	1.26	[p,r]	1.24 [p]	1.36	1.36	1.37	1.38 [p,r]
Ratio of net investment income (loss) to average net assets (%)	2.96	[r]	2.01	1.03		1.18	1.07	0.77	2.81	[r]	1.76	0.05	0.99	0.65	(0.20)[r]
Portfolio turnover (%)	19	[m]	39	147		76	159	78	19	[m]	39	147	76	159	78

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$15.14		$12.76	$11.44
Net investment income (loss)[h]	0.24		0.27	0.17
Net realized and unrealized gain (loss) on investments	1.58		2.80	1.27
Total from investment operations	1.82		3.07	1.44
Less distributions
From net investment income	(0.18)		(0.08)	(0.12)
From net realized gain	(0.84)		(0.61)	—
Total distributions	(1.02)		(0.69)	(0.12)
Net asset value, end of period	$15.94		$15.14	$12.76
Total return (%)[k]	12.39	[l,m]	24.73 [l]	12.78	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,367		$1,160	$702
Ratio of net expenses to average net assets (%)	1.01	[r]	0.99	1.19	[r]
Ratio of gross expenses to average net assets (%)	1.01	[p,r]	0.99 [p]	1.19	[r]
Ratio of net investment income (loss) to average net assets (%)	3.06	[r]	1.95	1.72	[r]
Portfolio turnover (%)	19	[m]	39	147

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series II and the total return by 0.07% for Series II. If the Affiliates had not made these payments, the end of period net asset value would have been $16.03, and total return would have been 12.22% for Series II. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

International Opportunities

	Series I					Series II
Period ended	6-30-07[b]		12-31-06	12-31-05[a]		6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$18.15		$15.53	$12.50		$18.17		$15.51	$12.50
Net investment income (loss)[h]	0.19		0.12	0.02		0.20		0.07	0.03
Net realized and unrealized gain (loss) on investments	1.12		3.47	3.01		1.07		3.53	2.98
Total from investment operations	1.31		3.59	3.03		1.27		3.60	3.01
Less distributions
From net investment income	(0.10)		(0.10)	—		(0.07)		(0.07)	—
From net realized gain	(1.38)		(0.87)	—		(1.38)		(0.87)	—
Total distributions	(1.48)		(0.97)	—		(1.45)		(0.94)	—
Net asset value, end of period	$17.98		$18.15	$15.53		$17.99		$18.17	$15.51
Total return (%)[k]	7.55	[l,m]	23.83 [l]	24.24	[m]	7.32	[l,m]	23.90 [l]	24.08	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6	$—	[n]	$67		$44	$13
Ratio of net expenses to average net assets (%)	1.03	[r]	1.07	1.19	[r]	1.23	[r]	1.25	1.42	[r]
Ratio of gross expenses to average net assets (%)	1.03	[p,r]	1.07 [p]	1.19	[r]	1.23	[p,r]	1.25 [p]	1.42	[r]
Ratio of net investment income (loss) to average net assets (%)	2.12	[r]	0.74	0.22	[r]	2.22	[r]	0.43	0.25	[r]
Portfolio turnover (%)	57	[m]	102	101	[m]	57	[m]	102	101	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$18.17		$15.54	$12.50
Net investment income (loss)[h]	0.21		0.11	0.14
Net realized and unrealized gain (loss) on investments	1.09		3.50	2.90
Total from investment operations	1.30		3.61	3.04
Less distributions
From net investment income	(0.11)		(0.11)	—
From net realized gain	(1.38)		(0.87)	—
Total distributions	(1.49)		(0.98)	—
Net asset value, end of period	$17.98		$18.17	$15.54
Total return (%)[k]	7.50	[l,m]	23.96 [l]	24.32	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$785		$666	$332
Ratio of net expenses to average net assets (%)	0.98	[r]	1.00	1.11	[r]
Ratio of gross expenses to average net assets (%)	0.98	[p,r]	1.00 [p]	1.11	[r]
Ratio of net investment income (loss) to average net assets (%)	2.37	[r]	0.66	1.48	[r]
Portfolio turnover (%)	57	[m]	102	101	[m]

a	Series I, Series II and Series NAV shares began operations on 4-29-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

International Small Cap

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$24.30		$19.29		$17.63		$14.56	$9.41	$11.30	$24.35		$19.31		$17.58	$14.54	$9.41	$11.35
Net investment income (loss)[h]	0.19		0.31		0.23		0.22	0.08	(0.04)	0.17		0.27		0.15	0.17	0.05	(0.07)
Net realized and unrealized gain (loss) on investments	4.33		4.93		1.59		2.87	5.07	(1.85)	4.33		4.97		1.62	2.89	5.08	(1.87)
Total from investment operations	4.52		5.24		1.82		3.09	5.15	(1.89)	4.50		5.24		1.77	3.06	5.13	(1.94)
Less distributions
From net investment income	(0.33)		(0.23)		(0.16)		(0.02)	—	—	(0.29)		(0.20)		(0.04)	(0.02)	—	—
From net realized gain	(4.18)		—		—		—	—	—	(4.18)		—		—	—	—	—
Total distributions	(4.51)		(0.23)		(0.16)		(0.02)	—	—	(4.47)		(0.20)		(0.04)	(0.02)	—	—
Net asset value, end of period	$24.31	[w]	$24.30		$19.29		$17.63	$14.56	$9.41	$24.38	[w]	$24.35		$19.31	$17.58	$14.54	$9.41
Total return (%)[k]	20.29	[l,m,w]	27.34	[l]	10.39		21.23	54.73	(16.73)	20.14	[l,m,w]	27.29	[l]	10.10	21.03	54.42	(17.09)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$184		$156		$139		$309	$246	$100	$85		$59		$47	$187	$74	$5
Ratio of net expenses to average net assets (%)	1.15	[r]	1.16		1.22		1.24	1.32	1.57	1.35	[r]	1.36		1.41	1.44	1.52	1.77 [r]
Ratio of gross expenses to average net assets (%)	1.15	[p,r]	1.16	[p]	1.22		1.24	1.32	1.57	1.35	[p,r]	1.36	[p]	1.41	1.44	1.52	1.77 [r]
Ratio of net investment income (loss) to average net assets (%)	1.59	[r]	1.45		1.31		1.44	0.66	(0.40)	1.40	[r]	1.28		0.83	1.10	0.41	(0.73)[r]
Portfolio turnover (%)	9	[m]	41		47		32	140	501	9	[m]	41		47	32	140	501

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$24.26		$19.25		$18.52
Net investment income (loss)[h]	0.20		0.30		0.23
Net realized and unrealized gain (loss) on investments	4.31		4.95		0.70
Total from investment operations	4.51		5.25		0.93
Less distributions
From net investment income	(0.34)		(0.24)		(0.20)
From net realized gain	(4.18)		—		—
Total distributions	(4.52)		(0.24)		(0.20)
Net asset value, end of period	$24.25	[w]	$24.26		$19.25
Total return (%)[k]	20.30	[l,m,w]	27.46	[l]	5.11	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$379		$413		$381
Ratio of net expenses to average net assets (%)	1.09	[r]	1.11		1.16	[r]
Ratio of gross expenses to average net assets (%)	1.09	[p,r]	1.11	[p]	1.16	[r]
Ratio of net investment income (loss) to average net assets (%)	1.67	[r]	1.38		1.52	[r]
Portfolio turnover (%)	9	[m]	41		47

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I, Series II, and Series NAV and the total return by 0.05%, 0.05%, and 0.05% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $24.30, $24.37, and $24.24 for Series I, Series II and Series NAV, respectively, and total return would have been 20.24%, 20.09%, and 20.25% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

International Small Company

	Series NAV
Period ended	6-30-07[b]		12-31-06[a]
Per share operating performance
Net asset value, beginning of period	$13.24		$12.50
Net investment income (loss)[h]	0.11		0.08
Net realized and unrealized gain (loss) on investments	1.79		0.66
Total from investment operations	1.90		0.74
Less distributions
From net investment income	(0.07)		—
Total distributions	(0.07)		—
Net asset value, end of period	$15.07		$13.24
Total return (%)[l]	14.34	[m]	5.92	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$214		$235
Ratio of net expenses to average net assets (%)	1.10	[r]	1.12	[r]
Ratio of gross expenses to average net assets (%)[p]	1.10	[r]	1.12	[r]
Ratio of net investment income (loss) to average net assets (%)	1.58	[r]	0.96	[r]
Portfolio turnover (%)	7	[m]	51	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

International Value

	Series I										Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04		12-31-03		12-31-02	6-30-07[b]		12-31-06	12-31-05		12-31-04		12-31-03		12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$19.38		$15.99	$14.80		$12.33		$8.60		$10.54	$19.30		$15.94	$14.74		$12.29		$8.60		$10.31
Net investment income (loss)[h]	0.28		0.46	0.33		0.21		0.21		0.14	0.27		0.42	0.27		0.19		0.18		0.01
Net realized and unrealized gain (loss) on investments	1.28		4.05	1.20		2.42		3.60		(2.01)	1.28		4.03	1.22		2.41		3.60		(1.65)
Total from investment operations	1.56		4.51	1.53		2.63		3.81		(1.87)	1.55		4.45	1.49		2.60		3.78		(1.64)
Less distributions
From net investment income	(0.44)		(0.33)	(0.15)		(0.16)		(0.08)		(0.07)	(0.41)		(0.30)	(0.10)		(0.15)		(0.09)		(0.07)
From net realized gain	(2.02)		(0.79)	(0.19)		—		—		—	(2.02)		(0.79)	(0.19)		—		—		—
Total distributions	(2.46)		(1.12)	(0.34)		(0.16)		(0.08)		(0.07)	(2.43)		(1.09)	(0.29)		(0.15)		(0.09)		(0.07)
Net asset value, end of period	$18.48	[w]	$19.38	$15.99		$14.80		$12.33		$8.60	$18.42	[w]	$19.30	$15.94		$14.74		$12.29		$8.60
Total return (%)[k]	8.61	[l,m,w]	29.59 [l]	10.54	[l]	21.54	[l]	44.86	[l]	(17.84)	8.57	[l,m,w]	29.27 [l]	10.31	[l]	21.37	[l]	44.52	[l]	(16.00)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$442		$453	$404		$462		$267		$229	$286		$252	$213		$371		$138		$50
Ratio of net expenses to average net assets (%)	0.99	[r]	0.97	1.02		1.00		1.12		1.12	1.19	[r]	1.17	1.22		1.20		1.32		1.32 [r]
Ratio of gross expenses to average net assets (%)	1.00	[p,r]	0.98 [p]	1.06	[p]	1.07	[p]	1.13	[p]	1.12	1.21	[p,r]	1.18 [p]	1.26	[p]	1.27	[p]	1.33	[p]	1.32 [r]
Ratio of net investment income (loss) to average net assets (%)	2.96	[r]	2.67	2.23		1.64		2.18		1.45	2.85	[r]	2.46	1.80		1.50		1.78		0.09 [r]
Portfolio turnover (%)	11	[m]	38	76	[x]	29		51		26	11	[m]	38	76	[x]	29		51		26

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$19.31		$15.94	$15.29
Net investment income (loss)[h]	0.29		0.46	0.34
Net realized and unrealized gain (loss) on investments	1.27		4.04	0.68
Total from investment operations	1.56		4.50	1.02
Less distributions
From net investment income	(0.45)		(0.34)	(0.18)
From net realized gain	(2.02)		(0.79)	(0.19)
Total distributions	(2.47)		(1.13)	(0.37)
Net asset value, end of period	$18.40	[w]	$19.31	$15.94
Total return (%)[k,l]	8.64	[m,w]	29.61	6.87	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,028		$921	$682
Ratio of net expenses to average net assets (%)	0.94	[r]	0.92	0.97	[r]
Ratio of gross expenses to average net assets (%)[p]	0.96	[r]	0.93	1.01	[r]
Ratio of net investment income (loss) to average net assets (%)	3.09	[r]	2.67	2.65	[r]
Portfolio turnover (%)	11	[m]	38	76	[x]

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series NAV and by $0.02 for Series II and the total return by 0.06%, 0.12%, and 0.06% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $18.47, $18.40, and $18.39 for Series I, Series II, and Series NAV, respectively, and total return would have been 8.55%, 8.45%, and 8.58% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Large Cap

	Series I					Series II
Period ended	6-30-07[b]		12-31-06	12-31-05[a]		6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$15.74		$14.13	$12.50		$15.66		$14.09	$12.50
Net investment income (loss)[h]	0.09		0.16	0.05		0.07		0.12	0.05
Net realized and unrealized gain (loss) on investments	1.05		1.82	1.58		1.05		1.83	1.54
Total from investment operations	1.14		1.98	1.63		1.12		1.95	1.59
Less distributions
From net investment income	(0.12)		(0.03)	—		(0.08)		(0.04)	—
From net realized gain	(0.61)		(0.34)	—		(0.61)		(0.34)	—
Total distributions	(0.73)		(0.37)	—		(0.69)		(0.38)	—
Net asset value, end of period	$16.15	[w]	$15.74	$14.13		$16.09	[w]	$15.66	$14.09
Total return (%)[k]	7.46	[l,m,w]	14.36 [l]	13.04	[m]	7.40	[l,m,w]	14.15 [l]	12.72	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$351		$1	$—	[n]	$23		$2	$1
Ratio of net expenses to average net assets (%)	0.78	[r]	0.85	1.15	[r]	0.98	[r]	1.08	1.11	[r]
Ratio of gross expenses to average net assets (%)	0.79	[p,r]	0.85 [p]	1.15	[r]	0.98	[p,r]	1.08 [p]	1.11	[r]
Ratio of net investment income (loss) to average net assets (%)	1.05	[r]	1.14	0.58	[r]	0.86	[r]	0.80	0.53	[r]
Portfolio turnover (%)	21	[m,x]	31	46	[m]	21	[m,x]	31	46	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$15.70		$14.12	$12.50
Net investment income (loss)[h]	0.08		0.15	0.07
Net realized and unrealized gain (loss) on investments	1.06		1.83	1.55
Total from investment operations	1.14		1.98	1.62
Less distributions
From net investment income	(0.12)		(0.06)	—
From net realized gain	(0.61)		(0.34)	—
Total distributions	(0.73)		(0.40)	—
Net asset value, end of period	$16.11	[w]	$15.70	$14.12
Total return (%)[k]	7.50	[l,m,w]	14.38 [l]	12.96	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$336		$209	$125
Ratio of net expenses to average net assets (%)	0.73	[r]	0.83	0.94	[r]
Ratio of gross expenses to average net assets (%)	0.74	[p,r]	0.83 [p]	0.94	[r]
Ratio of net investment income (loss) to average net assets (%)	1.08	[r]	1.03	0.75	[r]
Portfolio turnover (%)	21	[m,x]	31	46	[m]

a	Series I, Series II and Series NAV shares began operations on 4-29-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.06 per share for Series I, Series II, and Series NAV and the total return by 0.40%, 0.40%, and 0.40% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $16.09, $16.03, and $16.05 for Series I, Series II, and Series NAV, respectively, and total return would have been 7.06%, 7.00%, and 7.10% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

Large Cap Value

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03[a]		6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$23.07		$21.70		$18.79		$15.66	$12.50		$22.96		$21.60		$18.74	$15.64	$12.50
Net investment income (loss)[h]	0.11		0.20		0.10		0.20	—	[j]	0.09		0.11		0.08	0.17	(0.03)
Net realized and unrealized gain (loss) on investments	1.91		3.08		2.81		3.19	3.46		1.90		3.12		2.78	3.18	3.47
Total from investment operations	2.02		3.28		2.91		3.39	3.46		1.99		3.23		2.86	3.35	3.44
Less distributions
From net investment income	(0.10)		(0.10)		—		(0.12)	(0.30)		(0.06)		(0.06)		—	(0.11)	(0.30)
From net realized gain	(0.71)		(1.81)		—		(0.14)	—		(0.71)		(1.81)		—	(0.14)	—
Total distributions	(0.81)		(1.91)		—		(0.26)	(0.30)		(0.77)		(1.87)		—	(0.25)	(0.30)
Net asset value, end of period	$24.28	[w]	$23.07		$21.70		$18.79	$15.66		$24.18	[w]	$22.96		$21.60	$18.74	$15.64
Total return (%)[k]	8.93	[l,m,w]	15.93	[l]	15.49		21.80	27.65	[l,m]	8.84	[l,m,w]	15.75	[l]	15.26	21.53	27.49	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$92		$87		$10		$71	$6		$60		$63		$90	$102	$8
Ratio of net expenses to average net assets (%)	0.90	[r]	0.96		0.97		1.03	1.40	[r]	1.10	[r]	1.14		1.18	1.23	1.60	[r]
Ratio of gross expenses to average net assets (%)	0.90	[p,r]	0.96	[p]	0.97		1.03	2.86	[p,r]	1.10	[p,r]	1.14	[p]	1.18	1.23	3.06	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.95	[r]	0.90		0.50		1.22	(0.02)[r]		0.75	[r]	0.52		0.39	1.00	(0.27)[r]
Portfolio turnover (%)	33	[m]	61	[x]	105		109	105	[m]	33	[m]	61	[x]	105	109	105	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$23.09		$21.71		$19.80
Net investment income (loss)[h]	0.12		0.19		0.10
Net realized and unrealized gain (loss) on investments	1.92		3.11		1.81
Total from investment operations	2.04		3.30		1.91
Less distributions
From net investment income	(0.12)		(0.11)		—	[j]
From net realized gain	(0.71)		(1.81)		—
Total distributions	(0.83)		(1.92)		—
Net asset value, end of period	$24.30	[w]	$23.09		$21.71
Total return (%)[k]	9.00	[l,m,w]	16.03	[l]	9.65	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$464		$386		$146
Ratio of net expenses to average net assets (%)	0.85	[r]	0.89		0.91	[r]
Ratio of gross expenses to average net assets (%)	0.85	[p,r]	0.89	[p]	0.91	[r]
Ratio of net investment income (loss) to average net assets (%)	1.00	[r]	0.86		0.56	[r]
Portfolio turnover (%)	33	[m]	61	[x]	105

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I, Series II, and Series NAV and the total return by 0.04%, 0.04%, and 0.05% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $24.27, $24.17, and $24.29 for Series I, Series II, and Series NAV, respectively, and total return would have been 8.89%, 8.80%, and 8.95% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Managed

	Series NAV
Period ended	6-30-07[b]		12-31-06		12-31-05[f]	12-31-04[g]	12-31-03[e,g]	12-31-02[g]
Per share operating performance
Net asset value, beginning of period	$13.42		$13.59		$13.58	$12.80	$11.15	$13.08
Net investment income (loss)	0.19	[h]	0.32	[h]	0.26 [h]	0.23	0.21	0.21
Net realized and unrealized gain (loss) on investments	0.23		0.62		0.11	0.80	1.89	(1.93)
Total from investment operations	0.42		0.94		0.37	1.03	2.10	(1.72)
Less distributions
From net investment income	(0.39)		(0.20)		(0.08)	(0.25)	(0.39)	(0.21)
From net realized gain	—		(0.91)		(0.28)	—	—	—
From capital paid-in	—		—		—	—	(0.06)	—
Total distributions	(0.39)		(1.11)		(0.36)	(0.25)	(0.45)	(0.21)
Net asset value, end of period	$13.45		$13.42		$13.59	$13.58	$12.80	$11.15
Total return (%)[k]	3.17	[l,m]	7.48	[l]	2.71	8.18	19.00	(13.23)

Ratios and supplemental data
Net assets, end of period (in millions)	$1,539		$1,623		$1,901	$2,079	$2,071	$1,937
Ratio of net expenses to average net assets (%)	0.71	[r]	0.72		0.77	0.77	0.74	0.76
Ratio of gross expenses to average net assets (%)	0.71	[p,r]	0.72	[p]	0.77	0.77	0.74	0.76
Ratio of net investment income (loss) to average net assets (%)	2.84	[r]	2.43		1.88	1.87	1.75	1.77
Portfolio turnover (%)	32	[m,s]	74		255	234	216	235

b	Unaudited.
e	Certain amounts have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
s	The Portfolio turnover rate including the effect of mortgage dollar rolls is 77%. Prior years exclude the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of the financial statements.

Mid Cap Intersection

	Series I		Series II
Period ended	6-30-07[a,b]		6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50		$12.50
Net investment income (loss)[h]	0.01		0.01
Net realized and unrealized gain (loss) on investments	0.15		0.15
Total from investment operations	0.16		0.16
Net asset value, end of period	$12.66		$12.66
Total return (%)[l]	1.28	[m]	1.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$—	[n]	$—	[n]
Ratio of net expenses to average net assets (%)	1.00	[r]	1.20	[r]
Ratio of gross expenses to average net assets (%)	1.00	[p,r]	1.20	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.49	[r]	0.23	[r]
Portfolio turnover (%)	58	[m]	58	[m]

	Series NAV

Period ended	6-30-07	[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	0.01
Net realized and unrealized gain (loss) on investments	0.15
Total from investment operations	0.16
Net asset value, end of period	$12.66
Total return (%)[l]	1.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$283
Ratio of net expenses to average net assets (%)	0.95	[r]
Ratio of gross expenses to average net assets (%)	0.95	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.53	[r]
Portfolio turnover (%)	58	[m]

a	Series NAV shares began operations on 5-1-07.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Mid Cap Stock

	Series I								Series II
Period ended	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$16.97		$15.57		$14.13	$11.87	$8.34	$10.77	$16.82		$15.47	$14.06	$11.84	$8.34	$10.64
Net investment income (loss)[h]	(0.02)		—	[j]	(0.04)	(0.05)	(0.05)	(0.05)	(0.04)		(0.03)	(0.07)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	2.30		2.07		1.99	2.31	3.58	(2.38)	2.27		2.05	1.99	2.29	3.58	(2.25)
Total from investment operations	2.28		2.07		1.95	2.26	3.53	(2.43)	2.23		2.02	1.92	2.22	3.50	(2.30)
Less distributions
From net realized gain	(2.17)		(0.67)		(0.51)	—	—	—	(2.17)		(0.67)	(0.51)	—	—	—
Total distributions	(2.17)		(0.67)		(0.51)	—	—	—	(2.17)		(0.67)	(0.51)	—	—	—
Net asset value, end of period	$17.08	[w]	$16.97		$15.57	$14.13	$11.87	$8.34	$16.88	[w]	$16.82	$15.47	$14.06	$11.84	$8.34
Total return (%)[k]	14.58	[l,m,w]	13.55	[l,y]	14.57	19.04	42.33	(22.56)	14.40	[l,m,w]	13.31 [l,y]	14.42	18.75	41.97	(21.62)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$376		$361		$383	$349	$260	$187	$196		$183	$178	$226	$116	$32
Ratio of net expenses to average net assets (%)	0.93	[r]	0.93		0.97	0.96	0.99	1.00	1.13	[r]	1.13	1.17	1.16	1.19	1.20 [r]
Ratio of gross expenses to average net assets (%)	0.93	[p,r]	0.93	[p]	0.97	0.96	0.99	1.00	1.13	[p,r]	1.13 [p]	1.17	1.16	1.19	1.20 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.28)[r]		—	[i]	(0.31)	(0.43)	(0.55)	(0.53)	(0.48)[r]		(0.18)	(0.52)	(0.58)	(0.75)	(0.70)[r]
Portfolio turnover (%)	65	[m]	123		196 [x]	128	132	128	65	[m]	123	196 [x]	128	132	128

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$17.01		$15.59		$13.50
Net investment income (loss)[h]	(0.02)		0.02		(0.02)
Net realized and unrealized gain (loss) on investments	2.29		2.07		2.62
Total from investment operations	2.27		2.09		2.60
Less distributions
From net investment income	—	[j]	—		—
From net realized gain	(2.17)		(0.67)		(0.51)
Total distributions	(2.17)		(0.67)		(0.51)
Net asset value, end of period	$17.11	[w]	$17.01		$15.59
Total return (%)[k]	14.49	[l,m,w]	13.66	[l,y]	20.07 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$649		$473		$399
Ratio of net expenses to average net assets (%)	0.88	[r]	0.88		0.91 [r]
Ratio of gross expenses to average net assets (%)	0.88	[p,r]	0.88	[p]	0.91 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.20)[r]		0.09		(0.21)[r]
Portfolio turnover (%)	65	[m]	123		196 [x]

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
i	Less than 0.01%.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.02 per share for Series I and by $0.01 for Series II and Series NAV and the total return by 0.13%, 0.07%, and 0.07% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $17.06, $16.87, and $17.10 for Series I, Series II, and Series NAV, respectively, and total return would have been 14.45%, 14.33%, and 14.42% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Mid Cap Value

	Series I							Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$17.56		$18.83	$18.14	$14.65	$11.74	$13.06	$17.48		$18.76	$18.08	$14.62	$11.74	$12.63
Net investment income (loss)[h]	0.05		0.10	0.11	0.10	0.09	0.11	0.04		0.07	0.07	0.07	0.07	0.09
Net realized and unrealized gain (loss) on investments	1.81		1.88	1.28	3.47	2.87	(1.43)	1.80		1.87	1.28	3.46	2.86	(0.98)
Total from investment operations	1.86		1.98	1.39	3.57	2.96	(1.32)	1.84		1.94	1.35	3.53	2.93	(0.89)
Less distributions
From net investment income	(0.12)		(0.13)	(0.08)	(0.08)	(0.05)	—	(0.09)		(0.10)	(0.05)	(0.07)	(0.05)	—
From net realized gain	(2.75)		(3.12)	(0.62)	—	—	—	(2.75)		(3.12)	(0.62)	—	—	—
Total distributions	(2.87)		(3.25)	(0.70)	(0.08)	(0.05)	—	(2.84)		(3.22)	(0.67)	(0.07)	(0.05)	—
Net asset value, end of period	$16.55	[w]	$17.56	$18.83	$18.14	$14.65	$11.74	$16.48	[w]	$17.48	$18.76	$18.08	$14.62	$11.74
Total return (%)[k]	11.30	[l,m,w]	12.27 [l]	8.00	24.46	25.36	(10.11)	11.20	[l,m,w]	12.03 [l]	7.76	24.22	25.14	(7.05)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$246		$264	$295	$399	$283	$269	$209		$216	$244	$296	$171	$71
Ratio of net expenses to average net assets (%)	0.94	[r]	0.95	0.96	0.97	0.99	1.02	1.14	[r]	1.15	1.16	1.17	1.19	1.22	[r]
Ratio of gross expenses to average net assets (%)	0.94	[p,r]	0.95 [p]	0.96	0.97	0.99	1.02	1.14	[p,r]	1.15 [p]	1.16	1.17	1.19	1.22	[r]
Ratio of net investment income (loss) to average net assets (%)	0.62	[r]	0.62	0.61	0.61	0.76	0.92	0.42	[r]	0.42	0.41	0.42	0.54	0.83	[r]
Portfolio turnover (%)	28	[m]	22	35	19	34	24	28	[m]	22	35	19	34	24

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$17.55		$18.83	$18.08
Net investment income (loss)[h]	0.08		0.11	0.10
Net realized and unrealized gain (loss) on investments	1.79		1.87	1.38
Total from investment operations	1.87		1.98	1.48
Less distributions
From net investment income	(0.13)		(0.14)	(0.11)
From net realized gain	(2.75)		(3.12)	(0.62)
Total distributions	(2.88)		(3.26)	(0.73)
Net asset value, end of period	$16.54	[w]	$17.55	$18.83
Total return (%)[k]	11.36	[l,m,w]	12.30 [l]	8.51 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$154		$25	$83
Ratio of net expenses to average net assets (%)	0.89	[r]	0.90	0.89 [r]
Ratio of gross expenses to average net assets (%)	0.89	[p,r]	0.90 [p]	0.89 [r]
Ratio of net investment income (loss) to average net assets (%)	1.03	[r]	0.59	0.68 [r]
Portfolio turnover (%)	28	[m]	22	35

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I, Series II, and Series NAV and the total return by 0.07%, 0.07%, and 0.07% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $16.54, $16.47, and $16.53 for Series I, Series II, and Series NAV, respectively, and total return would have been 11.23%, 11.13%, and 11.29% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Mid Cap Value Equity

	Series NAV
Period ended	6-30-07[b]		12-31-06[a]
Per share operating performance
Net asset value, beginning of period	$13.07		$12.50
Net investment income (loss)[h]	0.11		0.09
Net realized and unrealized gain (loss) on investments	1.91		0.48
Total from investment operations	2.02		0.57
Less distributions
From net investment income	(0.07)		—
Total distributions	(0.07)		—
Net asset value, end of period	$15.02		$13.07
Total return (%)	15.50	[k,l,m]	4.56	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$135		$112
Ratio of net expenses to average net assets (%)	0.93	[r]	0.99	[r]
Ratio of gross expenses to average net assets (%)	0.93	[p,r]	0.99	[p,r]
Ratio of net investment income (loss) to average net assets (%)	1.53	[r]	1.07	[r]
Portfolio turnover (%)	18	[m]	25	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Mid Value

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05[a]					6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$13.67		$12.36	$11.05					$13.64		$12.34	$11.05
Net investment income (loss)[h]	0.17		0.09	0.06					0.16		0.06	0.03
Net realized and unrealized gain (loss) on investments	1.13		2.27	1.42					1.12		2.27	1.43
Total from investment operations	1.30		2.36	1.48					1.28		2.33	1.46
Less distributions
From net investment income	(0.08)		(0.03)	—					(0.06)		(0.01)	—
From net realized gain	(1.54)		(1.02)	(0.17)					(1.54)		(1.02)	(0.17)
Total distributions	(1.62)		(1.05)	(0.17)					(1.60)		(1.03)	(0.17)
Net asset value, end of period	$13.35		$13.67	$12.36					$13.32		$13.64	$12.34
Total return (%)[k,l]	10.20	[m]	20.31	13.49	[m]				10.02	[m]	20.05	13.30	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$11		$6	$1					$20		$17	$5
Ratio of net expenses to average net assets (%)	1.04	[r]	1.06	1.17	[r]				1.24	[r]	1.27	1.35	[r]
Ratio of gross expenses to average net assets (%)[p]	1.09	[r]	1.10	1.19	[r]				1.29	[r]	1.30	1.37	[r]
Ratio of net investment income (loss) to average net assets (%)	2.47	[r]	0.72	0.66	[r]				2.35	[r]	0.49	0.38	[r]
Portfolio turnover (%)	33	[m]	59	47					33	[m]	59	47

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[f]	12-31-04 [g]	12-31-03 [e,g]	12-31-02 [e,g]
Per share operating performance
Net asset value, beginning of period	$13.65		$12.35	$11.67		$10.98	$8.28	$9.82
Net investment income (loss)	0.18	[h]	0.09 [h]	0.05	[h]	0.06	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.12		2.27	0.81		1.97	3.69	(1.54)
Total from investment operations	1.30		2.36	0.86		2.03	3.73	(1.50)
Less distributions
From net investment income	(0.09)		(0.04)	(0.01)		(0.04)	(0.37)	(0.04)
From net realized gain	(1.54)		(1.02)	(0.17)		(1.30)	(0.50)	—
From capital paid-in	—		—	—		—	(0.16)	— [j]
Total distributions	(1.63)		(1.06)	(0.18)		(1.34)	(1.03)	(0.04)
Net asset value, end of period	$13.32		$13.65	$12.35		$11.67	$10.98	$8.28
Total return (%)[k,l]	10.18	[m]	20.34	7.39		18.74	45.15	(15.19)

Ratios and supplemental data
Net assets, end of period (in millions)	$188		$167	$162		$179	$94	$48
Ratio of net expenses to average net assets (%)	0.99	[r]	1.03	1.08		1.15	1.15	0.96
Ratio of gross expenses to average net assets (%)[p]	1.04	[r]	1.06	1.10		1.22	1.19	1.12
Ratio of net investment income (loss) to average net assets (%)	2.63	[r]	0.70	0.40		0.50	0.45	0.50
Portfolio turnover (%)	33	[m]	59	47		196 [x]	125	125

a	Series I and Series II shares began operations on 4-29-05.
b	Unaudited.
e	Certain amounts in 2002 and 2003 have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Money Market

	Series I								Series II
Period ended	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00
Net investment income (loss)[h]	0.23		0.44		0.26	0.09	0.06	0.12	0.22		0.42		0.25	0.06	0.04	0.08
Total from investment operations	0.23		0.44		0.26	0.09	0.06	0.12	0.22		0.42		0.25	0.06	0.04	0.08
Less distributions
From net investment income	(0.23)		(0.44)		(0.26)	(0.09)	(0.06)	(0.12)	(0.22)		(0.42)		(0.25)	(0.06)	(0.04)	(0.08)
Total distributions	(0.23)		(0.44)		(0.26)	(0.09)	(0.06)	(0.12)	(0.22)		(0.42)		(0.25)	(0.06)	(0.04)	(0.08)
Net asset value, end of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00
Total return (%)[k]	2.34	[l,m]	4.43	[l]	2.60	0.90	0.58	1.18	2.24	[l,m]	4.23	[l]	2.50	0.60	0.38	0.89	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2,457		$2,316		$2,113	$2,186	$1,037	$1,416	$471		$339		$231	$186	$183	$202
Ratio of net expenses to average net assets (%)	0.56	[r]	0.56		0.56	0.53	0.55	0.55	0.76	[r]	0.76		0.76	0.73	0.75	0.75	[r]
Ratio of gross expenses to average net assets (%)	0.56	[r]	0.56	[p]	0.56	0.53	0.55	0.55	0.76	[r]	0.76	[p]	0.76	0.73	0.75	0.75	[r]
Ratio of net investment income (loss) to average net assets (%)	4.67	[r]	4.36		2.63	0.89	0.59	1.17	4.48	[r]	4.22		2.47	0.62	0.38	0.91	[r]

a	Series II shares began operation on 1-28-02.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Money Market B

	Series NAV
Period ended	6-30-07[b]		12-31-06		12-31-05[f]		12-31-04[g]	12-31-03[g]	12-31-02[g]
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income (loss)	0.02	[h]	0.05	[h]	0.03	[h]	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments	—		—		(0.00)		—	—	—
Total from investment operations	0.02		0.05		0.03		0.01	0.01	0.01
Less distributions
From net investment income	(0.02)		(0.05)		(0.03)		(0.01)	(0.01)	(0.01)
Total distributions	(0.02)		(0.05)		(0.03)		(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%)[k]	2.47	[l,m]	4.70	[l]	2.97	[l]	1.09	0.95	1.48

Ratios and supplemental data
Net assets, end of period (in millions)	$548		$480		$442		$472	$682	$918
Ratio of net expenses to average net assets (%)	0.28	[r]	0.28		0.28		0.33	0.31	0.32
Ratio of gross expenses to average net assets (%)	0.51	[p,r]	0.51	[p]	0.50	[p]	0.33	0.31	0.32
Ratio of net investment income (loss) to average net assets (%)	4.93	[r]	4.61		2.91		1.05	0.95	1.46

b	Unaudited.
f
Effective 04-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total return would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Mutual Shares

	Series NAV
Period ended	6-30-07[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	0.06
Net realized and unrealized gain (loss) on investments	0.15
Total from investment operations	0.21
Net asset value, end of period	$12.71
Total return (%)[l]	1.68	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$119
Ratio of net expenses to average net assets (%)	1.04	[r]
Ratio of gross expenses to average net assets (%)	1.04	[p,r]
Ratio of net investment income (loss) to average net assets (%)	2.91	[r]
Portfolio turnover (%)	1	[m]

a	Series NAV shares began operations on 5-1-07.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Natural Resources

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$31.83		$31.50	$21.96		$18.00	$12.50		$31.59		$31.32	$21.89	$17.98	$12.50
Net investment income (loss)[h]	0.08		0.32	0.13		0.12	0.05		0.05		0.26	0.10	0.08	0.02
Net realized and unrealized gain (loss) on investments	6.56		6.47	9.97		4.19	5.45		6.52		6.42	9.89	4.17	5.46
Total from investment operations	6.64		6.79	10.10		4.31	5.50		6.57		6.68	9.99	4.25	5.48
Less distributions
From net investment income	(0.26)		(0.19)	—		(0.02)	—		(0.20)		(0.14)	—	(0.01)	—
From net realized gain	(2.76)		(6.27)	(0.56)		(0.33)	—		(2.76)		(6.27)	(0.56)	(0.33)	—
Total distributions	(3.02)		(6.46)	(0.56)		(0.35)	—		(2.96)		(6.41)	(0.56)	(0.34)	—
Net asset value, end of period	$35.45		$31.83	$31.50		$21.96	$18.00		$35.20		$31.59	$31.32	$21.89	$17.98
Total return (%)[k]	21.79	[l,m]	22.30 [l]	46.77		24.32	44.00	[m]	21.71	[l,m]	22.03 [l]	46.42	24.05	43.84	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$28		$19	$15		$226	$90		$275		$237	$204	$318	$75
Ratio of net expenses to average net assets (%)	1.13	[r]	1.11	1.11		1.13	1.21	[r]	1.33	[r]	1.31	1.32	1.33	1.41	[r]
Ratio of gross expenses to average net assets (%)	1.14	[p,r]	1.11 [p]	1.11		1.13	1.21	[r]	1.34	[p,r]	1.31 [p]	1.32	1.33	1.41	[r]
Ratio of net investment income (loss) to average net assets (%)	0.48	[r]	1.02	0.52		0.63	0.54	[r]	0.28	[r]	0.83	0.39	0.41	0.23	[r]
Portfolio turnover (%)	15	[m]	28	38		20	23	[m]	15	[m]	28	38	20	23	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$31.70		$31.40	$25.42
Net investment income (loss)[h]	0.09		0.31	0.17
Net realized and unrealized gain (loss) on investments	6.53		6.46	6.46
Total from investment operations	6.62		6.77	6.63
Less distributions
From net investment income	(0.27)		(0.20)	(0.09)
From net realized gain	(2.76)		(6.27)	(0.56)
Total distributions	(3.03)		(6.47)	(0.65)
Net asset value, end of period	$35.29		$31.70	$31.40
Total return (%)[k]	21.84	[l,m]	22.31 [l]	26.89	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$741		$826	$496
Ratio of net expenses to average net assets (%)	1.08	[r]	1.06	1.06	[r]
Ratio of gross expenses to average net assets (%)	1.08	[p,r]	1.06 [p]	1.06	[r]
Ratio of net investment income (loss) to average net assets (%)	0.56	[r]	1.02	0.75	[r]
Portfolio turnover (%)	15	[m]	28	38

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05 respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Overseas Equity

	Series I									Series II
Period ended	6-30-07[b]		12-31-06	12-31-05[a]						6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$14.47		$12.57	$10.47						$14.40		$12.51	$10.47
Net investment income (loss)[h]	0.15		0.17	(0.01)						0.12		0.16	(0.02)
Net realized and unrealized gain (loss) on investments	1.31		2.26	2.37						1.31		2.24	2.32
Total from investment operations	1.46		2.43	2.36						1.43		2.40	2.30
Less distributions
From net investment income	(0.18)		(0.08)	—						(0.15)		(0.06)	—
From net realized gain	(0.51)		(0.45)	(0.26)						(0.51)		(0.45)	(0.26)
Total distributions	(0.69)		(0.53)	(0.26)						(0.66)		(0.51)	(0.26)
Net asset value, end of period	$15.24		$14.47	$12.57						$15.17		$14.40	$12.51
Total return (%)[k]	10.31	[l,m]	19.80 [l,y]	22.75 [m]						10.15	[l,m]	19.64 [l,y]	22.17 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$5		$4	$— [n]						$8		$8	$5
Ratio of net expenses to average net assets (%)	1.15	[r]	1.18	1.69 [r]						1.35	[r]	1.40	1.87 [r]
Ratio of gross expenses to average net assets (%)	1.15	[p,r]	1.18 [p]	1.69 [r]						1.35	[p,r]	1.40 [p]	1.87 [r]
Ratio of net investment income (loss) to average net assets (%)	2.00	[r]	1.27	(0.13)[r]						1.71	[r]	1.23	(0.24)[r]
Portfolio turnover (%)	26	[m]	32	34						26	[m]	32	34

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [f]	12-31-04	[g]	12-31-03	[e,g]	12-31-02 [g]
Per share operating performance
Net asset value, beginning of period	$14.36		$12.51	$10.87	$9.85		$7.56		$9.30
Net investment income (loss)[h]	0.15	[h]	0.19 [h]	0.14 [h]	0.07		0.08		0.07
Net realized and unrealized gain (loss) on investments	1.30		2.23	1.82	1.01		2.34		(1.75)
Total from investment operations	1.45		2.42	1.96	1.08		2.42		(1.68)
Less distributions
From net investment income	(0.19)		(0.12)	(0.06)	(0.06)		(0.13)		(0.06)
From net realized gain	(0.51)		(0.45)	(0.26)	—		—		—
From capital paid-in	—		—	—	—		—	[j]	—
Total distributions	(0.70)		(0.57)	(0.32)	(0.06)		(0.13)		(0.06)
Net asset value, end of period	$15.11		$14.36	$12.51	$10.87		$9.85		$7.56
Total return (%)[k]	10.30	[l,m]	19.86 [l,y]	18.31	11.02	[l]	32.36	[l]	(18.22)[l]

Ratios and supplemental data
Net assets, end of period (in millions)	$561		$511	$244	$245		$126		$87
Ratio of net expenses to average net assets (%)	1.10	[r]	1.13	1.33	1.53		1.23		1.24
Ratio of gross expenses to average net assets (%)	1.10	[p,r]	1.13 [p]	1.33	1.64	[p]	1.44	[p]	1.55 [p]
Ratio of net investment income (loss) to average net assets (%)	2.00	[r]	1.44	1.22	0.24		0.95		0.69
Portfolio turnover (%)	26	[m]	32	34	103	[x]	41		78 [x]

a	Series I and Series II shares began operations on 4-29-05.
b	Unaudited.
e	Certain amounts have been reclassified to permit comparison.
f
Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
x	Excludes merger activity.
y
John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. See Note 1.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Pacific Rim

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$13.04		$11.84		$9.50		$8.14	$5.81	$6.65	$12.99		$11.79		$9.47	$8.12	$5.81	$6.63
Net investment income (loss)[h]	0.08		0.10		0.11		0.05	0.05	0.02	0.06		0.07		0.09	0.03	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	1.07		1.21		2.31		1.35	2.29	(0.85)	1.08		1.22		2.30	1.36	2.30	(0.79)
Total from investment operations	1.15		1.31		2.42		1.40	2.34	(0.83)	1.14		1.29		2.39	1.39	2.33	(0.81)
Less distributions
From net investment income	(0.12)		(0.11)		(0.08)		(0.04)	(0.01)	(0.01)	(0.10)		(0.09)		(0.07)	(0.04)	(0.02)	(0.01)
From net realized gain	(1.12)		—		—		—	—	—	(1.12)		—		—	—	—	—
Total distributions	(1.24)		(0.11)		(0.08)		(0.04)	(0.01)	(0.01)	(1.22)		(0.09)		(0.07)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$12.95		$13.04		$11.84		$9.50	$8.14	$5.81	$12.91		$12.99		$11.79	$9.47	$8.12	$5.81
Total return (%)[k]	9.11	[l,m]	11.05	[l]	25.75		17.19	40.37	(12.53)	9.02	[l,m]	10.92	[l]	25.42	17.09	40.17	(12.27)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$116		$124		$118		$80	$67	$46	$46		$44		$51	$28	$20	$4
Ratio of net expenses to average net assets (%)	1.10	[r]	1.06		1.09		1.13	1.28	1.23	1.30	[r]	1.26		1.29	1.33	1.48	1.43 [r]
Ratio of gross expenses to average net assets (%)	1.11	[p,r]	1.06	[p]	1.09		1.13	1.28	1.23	1.31	[p,r]	1.26	[p]	1.29	1.33	1.48	1.43 [r]
Ratio of net investment income (loss) to average net assets (%)	1.17	[r]	0.80		1.12		0.52	0.80	0.24	0.97	[r]	0.60		0.87	0.31	0.38	(0.28)[r]
Portfolio turnover (%)	40	[m]	46		26		43	57	28	40	[m]	46		26	43	57	28

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.10		$11.88		$9.36
Net investment income (loss)[h]	0.08		0.11		0.06
Net realized and unrealized gain (loss) on investments	1.08		1.22		2.46
Total from investment operations	1.16		1.33		2.52
Less distributions
From net investment income	(0.13)		(0.11)		—
From net realized gain	(1.12)		—		—
Total distributions	(1.25)		(0.11)		—
Net asset value, end of period	$13.01		$13.10		$11.88
Total return (%)[k]	9.11	[l,m]	11.21	[l]	26.92	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$9		$7		$6
Ratio of net expenses to average net assets (%)	1.05	[r]	1.01		1.05	[r]
Ratio of gross expenses to average net assets (%)	1.06	[p,r]	1.01	[p]	1.05	[r]
Ratio of net investment income (loss) to average net assets (%)	1.22	[r]	0.89		0.82	[r]
Portfolio turnover (%)	40	[m]	46		26

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Quantitative All Cap

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$17.36		$16.55	$16.64		$15.05	$12.50		$17.33		$16.53	$16.63	$15.05	$12.50
Net investment income (loss)[h]	0.12		0.15	0.13		0.16	0.02		0.09		0.12	0.10	0.09	—	[j]
Net realized and unrealized gain (loss) on investments	1.37		2.28	1.27		2.02	3.04		1.38		2.26	1.27	2.06	3.05
Total from investment operations	1.49		2.43	1.40		2.18	3.06		1.47		2.38	1.37	2.15	3.05
Less distributions
From net investment income	—		(0.17)	(0.14)		(0.11)	(0.51)		—		(0.13)	(0.12)	(0.09)	(0.50)
From net realized gain	(0.64)		(1.45)	(1.35)		(0.48)	—		(0.64)		(1.45)	(1.35)	(0.48)	—
Total distributions	(0.64)		(1.62)	(1.49)		(0.59)	(0.51)		(0.64)		(1.58)	(1.47)	(0.57)	(0.50)
Net asset value, end of period	$18.21		$17.36	$16.55		$16.64	$15.05		$18.16		$17.33	$16.53	$16.63	$15.05
Total return (%)[k]	8.83	[l,m]	15.17 [l]	8.58		14.91	24.49	[l,m]	8.73	[l,m]	14.91 [l]	8.36	14.67	24.38	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$302		$301	$300		$327	$2		$165		$6	$6	$5	$3
Ratio of net expenses to average net assets (%)	0.80	[r]	0.81	0.82		0.81	1.30	[r]	1.00	[r]	1.01	1.02	1.13	1.50	[r]
Ratio of gross expenses to average net assets (%)	0.80	[p,r]	0.81 [p]	0.82		0.81	2.59	[p,r]	1.00	[p,r]	1.01 [p]	1.02	1.13	2.81	[p,r]
Ratio of net investment income (loss) to average net assets (%)	1.32	[r]	0.91	0.77		1.05	0.18	[r]	0.92	[r]	0.71	0.58	0.60	(0.02)[r]
Portfolio turnover (%)	79	[m]	141	133		158	96	[m]	79	[m]	141	133	158	96	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$17.41		$16.59	$15.38
Net investment income (loss)[h]	0.12		0.16	0.11
Net realized and unrealized gain (loss) on investments	1.38		2.29	2.26
Total from investment operations	1.50		2.45	2.37
Less distributions
From net investment income	—		(0.18)	(0.16)
From net realized gain	(0.64)		(1.45)	(1.00)
Total distributions	(0.64)		(1.63)	(1.16)
Net asset value, end of period	$18.27		$17.41	$16.59
Total return (%)[k]	8.86	[l,m]	15.24 [l]	15.35	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$— [n]	$—	[n]
Ratio of net expenses to average net assets (%)	0.75	[r]	0.76	0.78	[r]
Ratio of gross expenses to average net assets (%)	0.75	[p,r]	0.76 [p]	0.78	[r]
Ratio of net investment income (loss) to average net assets (%)	1.39	[r]	0.92	0.88	[r]
Portfolio turnover (%)	79	[m]	141	133

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Quantitative Mid Cap

	Series I									Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$10.80		$14.68		$12.92		$10.93	$7.89	$10.20	$10.65		$14.57	$12.85	$10.90	$7.88	$10.03
Net investment income (loss)[h]	0.01		0.01		(0.01)		(0.01)	(0.01)	(0.01)	—		(0.02)	(0.04)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.95		0.64		1.77		2.00	3.05	(2.30)	0.94		0.63	1.76	1.98	3.05	(2.13)
Total from investment operations	0.96		0.65		1.76		1.99	3.04	(2.31)	0.94		0.61	1.72	1.95	3.02	(2.15)
Less distributions
From net realized gain	(0.83)		(4.53)		—		—	—	—	(0.83)		(4.53)	—	—	—	—
Total distributions	(0.83)		(4.53)		—		—	—	—	(0.83)		(4.53)	—	—	—	—
Net asset value, end of period	$10.93	[w]	$10.80		$14.68		$12.92	$10.93	$7.89	$10.76	[w]	$10.65	$14.57	$12.85	$10.90	$7.88
Total return (%)[k]	9.23	[l,m,w]	4.09	[l]	13.62		18.21	38.53	(22.65)	9.16	[l,m,w]	3.79 [l]	13.39	17.89	38.32	(21.44)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$11		$13		$18		$132	$110	$78	$36		$11	$16	$12	$7	$2
Ratio of net expenses to average net assets (%)	0.93	[r]	0.92		0.89		0.89	0.90	0.90	1.13	[r]	1.12	1.13	1.09	1.10	1.10 [r]
Ratio of gross expenses to average net assets (%)	0.93	[p,r]	0.92	[p]	0.89		0.89	0.90	0.90	1.13	[p,r]	1.12 [p]	1.13	1.09	1.10	1.10 [r]
Ratio of net investment income (loss) to average net assets (%)	0.26	[r]	0.05		(0.06)		(0.11)	(0.10)	(0.07)	(0.03)[r]		(0.15)	(0.29)	(0.30)	(0.30)	(0.31)[r]
Portfolio turnover (%)	139	[m]	188		110		157	107	273	139	[m]	188	110	157	107	273

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$10.81		$14.69		$12.46
Net investment income (loss)[h]	0.02		0.01		—	[j]
Net realized and unrealized gain (loss) on investments	0.97		0.64		2.23
Total from investment operations	0.99		0.65		2.23
Less distributions
From net realized gain	(0.83)		(4.53)		—
Total distributions	(0.83)		(4.53)		—
Net asset value, end of period	$10.97	[w]	$10.81		$14.69
Total return (%)[k]	9.51	[l,m,w]	4.09	[l]	17.90	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$14		$12
Ratio of net expenses to average net assets (%)	0.88	[r]	0.87		1.05	[r]
Ratio of gross expenses to average net assets (%)	0.88	[p,r]	0.87	[p]	1.05	[r]
Ratio of net investment income (loss) to average net assets (%)	0.39	[r]	0.11		(0.01)[r]
Portfolio turnover (%)	139	[m]	188		110

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.06 per share for Series I and Series NAV and by $0.05 for Series II and the total return by 0.60%, 0.51%, and 0.60% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $10.87, $10.71, and $10.91 for Series I, Series II, and Series NAV, respectively, and total return would have been 8.63%, 8.65%, and 8.91% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

Quantitative Value

/TR>
	Series I						Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04[a]
Per share operating performance
Net asset value, beginning of period	$15.24		$15.16	$14.67	$12.50		$15.28		$15.18	$14.66	$12.50
Net investment income (loss)[h]	0.16		0.23	0.17	0.10		0.13		0.20	0.11	0.08
Net realized and unrealized gain (loss) on investments	0.64		2.55	1.11	2.07		0.66		2.57	1.12	2.08
Total from investment operations	0.80		2.78	1.28	2.17		0.79		2.77	1.23	2.16
Less distributions
From net investment income	(0.14)		(0.28)	(0.08)	—		(0.11)		(0.25)	—	—
From net realized gain	(0.95)		(2.42)	(0.71)	—		(0.95)		(2.42)	(0.71)	—
Total distributions	(1.09)		(2.70)	(0.79)	—		(1.06)		(2.67)	(0.71)	—
Net asset value, end of period	$14.95		$15.24	$15.16	$14.67		$15.01		$15.28	$15.18	$14.66
Total return (%)[k]	5.48	[l,m]	21.09 [l]	9.19	17.36	[m]	5.40	[l,m]	20.97 [l]	8.82	17.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$183		$35		$5	$3	$43
Ratio of net expenses to average net assets (%)	0.74	[r]	0.78	0.80	0.83	[r]	0.94	[r]	0.98	1.00	1.03	[r]
Ratio of gross expenses to average net assets (%)	0.74	[p,r]	0.78 [p]	0.80	0.83	[r]	0.94	[p,r]	0.98 [p]	1.00	1.03	[r]
Ratio of net investment income (loss) to average net assets (%)	2.15	[r]	1.59	1.23	1.13	[r]	1.73	[r]	1.37	0.78	0.96	[r]
Portfolio turnover (%)	83	[m]	155	225	108	[m]	83	[m]	155	225	108	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.25		$15.15	$14.94
Net investment income (loss)[h]	0.16		0.23	0.18
Net realized and unrealized gain (loss) on investments	0.64		2.57	0.83
Total from investment operations	0.80		2.80	1.01
Less distributions
From net investment income	(0.14)		(0.28)	(0.09)
From net realized gain	(0.95)		(2.42)	(0.71)
Total distributions	(1.09)		(2.70)	(0.80)
Net asset value, end of period	$14.96		$15.25	$15.15
Total return (%)[k]	5.53	[l,m]	21.29 [l]	7.26 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$742		$513	$191
Ratio of net expenses to average net assets (%)	0.69	[r]	0.73	0.76 [r]
Ratio of gross expenses to average net assets (%)	0.69	[p,r]	0.73 [p]	0.76 [r]
Ratio of net investment income (loss) to average net assets (%)	2.16	[r]	1.62	1.50 [r]
Portfolio turnover (%)	83	[m]	155	225

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Real Estate Equity

	Series NAV
Period ended	6-30-07[b]	12-31-06[a]
Per share operating performance
Net asset value, beginning of period	$15.19	$12.50
Net investment income (loss)[h]	0.09	0.26
Net realized and unrealized gain (loss) on investments	(0.92)	2.43
Total from investment operations	(0.83)	2.69
Less distributions
From net investment income	(0.16)	—
From net realized gain	(0.74)	—
Total distributions	(0.90)	—
Net asset value, end of period	$13.46	$15.19
Total return (%)[l]	(6.03)[m]	21.52	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$273	$312
Ratio of net expenses to average net assets (%)	0.86 [r]	0.88	[r]
Ratio of gross expenses to average net assets (%)[p]	0.89 [r]	0.90	[r]
Ratio of net investment income (loss) to average net assets (%)	1.19 [r]	2.80	[r]
Portfolio turnover (%)	29 [m]	66	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Real Estate Securities

	Series I							Series II
Period ended	6-30-07[b]	12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$27.64	$24.87	$26.81		$20.85	$15.44	$15.52	$27.59	$24.84	$26.69	$20.79	$15.43	$15.44
Net investment income (loss)[h]	0.17	0.62	0.79		0.76	0.69	0.83	0.15	0.57	0.71	0.74	0.60	0.85
Net realized and unrealized gain (loss) on investments	(1.01)	7.42	1.61		5.74	5.20	(0.38)	(1.01)	7.41	1.65	5.69	5.25	(0.33)
Total from investment operations	(0.84)	8.04	2.40		6.50	5.89	0.45	(0.86)	7.98	2.36	6.43	5.85	0.52
Less distributions
From net investment income	(0.45)	(0.50)	(0.55)		(0.54)	(0.48)	(0.53)	(0.40)	(0.46)	(0.42)	(0.53)	(0.49)	(0.53)
From net realized gain	(8.03)	(4.77)	(3.79)		—	—	—	(8.03)	(4.77)	(3.79)	—	—	—
Total distributions	(8.48)	(5.27)	(4.34)		(0.54)	(0.48)	(0.53)	(8.43)	(5.23)	(4.21)	(0.53)	(0.49)	(0.53)
Net asset value, end of period	$18.32	$27.64	$24.87		$26.81	$20.85	$15.44	$18.30 [w]	$27.59	$24.84	$26.69	$20.79	$15.43
Total return (%)[k]	(5.75)[l,m]	38.10 [l,y]	11.85		32.04	39.15	2.58	(5.82)[l,m,w]	37.82 [l,y]	11.65	31.77	38.93	3.05	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$254	$313	$265		$612	$448	$303	$163	$169	$131	$374	$168	$49
Ratio of net expenses to average net assets (%)	0.78 [r]	0.78	0.81		0.80	0.80	0.84	0.98 [r]	0.98	1.00	1.00	1.00	1.04	[r]
Ratio of gross expenses to average net assets (%)	0.78 [p,r]	0.78 [p]	0.81		0.80	0.80	0.84	0.98 [p,r]	0.98 [p]	1.00	1.00	1.00	1.04	[r]
Ratio of net investment income (loss) to average net assets (%)	1.44 [r]	2.48	3.31		3.38	3.93	5.28	1.29 [r]	2.30	2.92	3.29	3.33	6.03	[r]
Portfolio turnover (%)	42 [m]	67	92	[x]	82	30	74	42 [m]	67	92 [x]	82	30	74

	Series NAV

Period ended	6-30-07 [b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$27.58	$24.83	$25.30
Net investment income (loss)[h]	0.18	0.59	0.78
Net realized and unrealized gain (loss) on investments	(1.01)	7.44	3.14
Total from investment operations	(0.83)	8.03	3.92
Less distributions
From net investment income	(0.46)	(0.51)	(0.60)
From net realized gain	(8.03)	(4.77)	(3.79)
Total distributions	(8.49)	(5.28)	(4.39)
Net asset value, end of period	$18.26	$27.58	$24.83
Total return (%)[k]	(5.71)[l,m]	38.17 [l,y]	18.62	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$384	$437	$828
Ratio of net expenses to average net assets (%)	0.73 [r]	0.73	0.75	[r]
Ratio of gross expenses to average net assets (%)	0.73 [p,r]	0.73 [p]	0.75	[r]
Ratio of net investment income (loss) to average net assets (%)	1.52 [r]	2.31	3.87	[r]
Portfolio turnover (%)	42 [m]	67	92	[x]

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series II and the total return by 0.05% for Series II. If the Affiliates had not made these payments, the end of period net asset value would have been $18.29, and total return would have been (5.87)% for Series II. See Note 11.

x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

Science & Technology

	Series I									Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03		12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03		12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$12.42		$11.77	$11.53		$11.43	$7.60		$12.83	$12.35		$11.72	$11.51	$11.42	$7.59		$12.61
Net investment income (loss)[h]	(0.02)		(0.06)	(0.07)		(0.03)	(0.07)		(0.08)	(0.03)		(0.08)	(0.09)	(0.05)	(0.10)		(0.08)
Net realized and unrealized gain (loss) on investments	1.39		0.71	0.31		0.13	3.90		(5.15)	1.37		0.71	0.30	0.14	3.93		(4.94)
Total from investment operations	1.37		0.65	0.24		0.10	3.83		(5.23)	1.34		0.63	0.21	0.09	3.83		(5.02)
Net asset value, end of period	$13.79	[w]	$12.42	$11.77		$11.53	$11.43		$7.60	$13.69	[w]	$12.35	$11.72	$11.51	$11.42		$7.59
Total return (%)[l]	11.03	[m,w]	5.52	2.08		0.87	50.39		(40.76)	10.85	[m,w]	5.38	1.82	0.79	50.46		(39.81)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$330		$347	$403		$490	$558		$359	$57		$61	$62	$71	$66		$11
Ratio of net expenses to average net assets (%)	1.15	[r]	1.16	1.14		1.13	1.16	[t]	1.15	1.35	[r]	1.36	1.34	1.33	1.36	[t]	1.35 [r]
Ratio of gross expenses to average net assets (%)[p]	1.18	[r]	1.18	1.17		1.16	1.19	[t]	1.17	1.38	[r]	1.39	1.37	1.36	1.39	[t]	1.37 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.35)[r]		(0.48)	(0.59)		(0.28)	(0.79)		(0.87)	(0.55)[r]		(0.68)	(0.79)	(0.42)	(0.99)		(1.07)[r]
Portfolio turnover (%)	64	[m]	194	54		55	56	[x]	59	64	[m]	194	54	55	56	[x]	59

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$12.44		$11.78	$10.45
Net investment income (loss)[h]	(0.02)		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.39		0.70	1.38
Total from investment operations	1.37		0.66	1.33
Net asset value, end of period	$13.81	[w]	$12.44	$11.78
Total return (%)[l]	11.01	[m,w]	5.60	12.73	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$—	[n]
Ratio of net expenses to average net assets (%)	1.10	[r]	1.12	1.10	[r]
Ratio of gross expenses to average net assets (%)[p]	1.13	[r]	1.15	1.13	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.27)[r]		(0.51)	(0.58)[r]
Portfolio turnover (%)	64	[m]	194	54

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
t
The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.

w
Payments from Affiliates increased the end of period net asset value by $0.02 per share for Series I, Series II, and Series NAV and the total return by 0.16%, 0.16%, and 0.16% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $13.77, $13.67, and $13.79 for Series I, Series II, and Series NAV, respectively, and total return would have been 10.87%, 10.69%, and 10.85% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

Small Cap

	Series I					Series II
Period ended	6-30-07[b]		12-31-06	12-31-05[a]		6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$14.13		$14.30	$12.50		$14.11		$14.30	$12.50
Net investment income (loss)[h]	—	[j]	(0.05)	(0.06)		(0.01)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.85		1.12	1.86		0.83		1.12	1.87
Total from investment operations	0.85		1.07	1.80		0.82		1.05	1.80
Less distributions
From net realized gain	(0.18)		(1.24)	—		(0.18)		(1.24)	—
Total distributions	(0.18)		(1.24)	—		(0.18)		(1.24)	—
Net asset value, end of period	$14.80		$14.13	$14.30		$14.75		$14.11	$14.30
Total return (%)	6.04	[k,l,m]	7.56 [k,l]	14.40	[m]	5.84	[k,l,m]	7.41 [k,l]	14.40	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1		$1		$1	$1
Ratio of net expenses to average net assets (%)	0.95	[r]	0.96	0.97	[r]	1.15	[r]	1.14	1.18	[r]
Ratio of gross expenses to average net assets (%)	0.95	[p,r]	0.96 [p]	0.97	[r]	1.15	[p,r]	1.14 [p]	1.18	[r]
Ratio of net investment income (loss) to average net assets (%)	0.05	[r]	(0.33)	(0.58)[r]		(0.15)[r]		(0.54)	(0.76)[r]
Portfolio turnover (%)	66	[m]	65	129	[m]	66	[m]	65	129	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$14.15		$14.31	$12.50
Net investment income (loss)[h]	—	[j]	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.84		1.12	1.86
Total from investment operations	0.84		1.08	1.81
Less distributions
From net realized gain	(0.18)		(1.24)	—
Total distributions	(0.18)		(1.24)	—
Net asset value, end of period	$14.81		$14.15	$14.31
Total return (%)	5.96	[k,l,m]	7.63 [k,l]	14.48	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$157		$230	$146
Ratio of net expenses to average net assets (%)	0.90	[r]	0.89	0.92	[r]
Ratio of gross expenses to average net assets (%)	0.90	[p,r]	0.89 [p]	0.92	[r]
Ratio of net investment income (loss) to average net assets (%)	0.06	[r]	(0.30)	(0.49)[r]
Portfolio turnover (%)	66	[m]	65	129	[m]

a	Series I, Series II and Series NAV shares all began operations on 4-29-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower has certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Small Cap Growth

text-top">p,r
	Series I					Series II
Period ended	6-30-07[b]		12-31-06	12-31-05[a]	6-30-07[b]		12-31-06	12-31-05
Per share operating performance
Net asset value, beginning of period	$11.53		$10.16	$8.06	$11.48		$10.14	$8.06
Net investment income (loss)[h]		(0.04)	(0.08)[u]	(0.06)		(0.05)	(0.10)[u]	(0.07)
Net realized and unrealized gain (loss) on investments	1.17		1.45	2.38	1.17		1.44	2.37
Total from investment operations	1.13		1.37	2.32	1.12		1.34	2.30
Less distributions
From net realized gain		(1.78)	—	(0.22		(1.78)	—	(0.22)
Total distributions		(1.78)	—	(0.22)		(1.78)	—	(0.22)
Net asset value, end of period	$10.88		$11.53	$10.16	$10.82		$11.48	$10.14
Total return (%)[k]	10.85	[l,m]	13.48 [l,y]	29.00	10.81	[l,m]	13.21 [l,y]	28.75 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$26		$23	$1	$34		$31	$19
Ratio of net expenses to average net assets (%)	1.17	[r]	1.22	1.23	1.37	[r]	1.40	1.41 [r]
Ratio of gross expenses to average net assets (%)	1.17	[p,r]	1.22	1.23 [r]	1.37	[p,r]	1.40 [p]	1.41 [r]
Ratio of net investment income (loss) to average net assets (%)		(0.73)[r]	(0.73)[u]	(0.90)[r]		(0.93)[r]	(0.95)[u]	(1.07)[r]
Portfolio turnover (%)	45	[m]	162	140	45	[m]	162	140

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [f]	12-31-04	[g]	12-31-03 [e,g]	12-31-02 [g]
Per share operating performance
Net asset value, beginning of period	$11.54		$10.17	$8.87	$8.10		$6.30	$8.79
Net investment income (loss)		(0.04)[h]	(0.08)[h,u]	(0.08)[h]	—	[j]	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	1.18		1.45	1.60	0.77		3.07	(2.49)
Total from investment operations	1.14		1.37	1.52	0.77		3.04	(2.48)
Less distributions
From net investment income	—		—	—	—		—	(0.01)
From net realized gain		(1.78)	—	(0.22)	—		—	—
From capital paid-in	—		—	—	—		(1.24)	—
Total distributions		(1.78)	—	(0.22)	—		(1.24)	(0.01)
Net asset value, end of period	$10.90		$11.54	$10.17	$8.87		$8.10	$6.30
Total return (%)[k]	10.94	[l,m]	13.47 [l,y]	17.34	9.45	[l]	48.83 [l]	(28.21)[l]

Ratios and supplemental data
Net assets, end of period (in millions)	$250		$241	$253	$228		$87	$50
Ratio of net expenses to average net assets (%)	1.12	[r]	1.14	1.13	1.14		1.11	1.00
Ratio of gross expenses to average net assets (%)	1.12	[p,r]	1.15 [p]	1.13	1.35	[p]	1.21 [p]	1.04 [p]
Ratio of net investment income (loss) to average net assets (%)		(0.68)[r]	(0.70)[u]	(0.84)		(0.71)	(0.59)	0.19
Portfolio turnover (%)	45	[m]	162	140	160	[x]	235	45

a	Series I and Series II began operations on 4-29-05.
b	Unaudited.
e	Certain amounts have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not Annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
u	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amount to the following amounts:

	Per share	Percentage of average net assets
Series I	$0.01	0.13%
Series II	0.01	0.06
Series NAV	0.01	0.06

x	Excludes merger activity.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

Small Cap Intrinsic Value

	Series NAV

Period ended	6-30-07	[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	0.02
Net realized and unrealized gain (loss) on investments	(0.08)
Total from investment operations	(0.06)
Net asset value, end of period	$12.44
Total return (%)[l]	(0.48)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$142
Ratio of net expenses to average net assets (%)	1.07	[r]
Ratio of gross expenses to average net assets (%)	1.08	[p,r]
Ratio of net investment income (loss) to average net assets (%)	1.18	[r]
Portfolio turnover (%)	3	[m]

a	Series NAV shares began operations on 5-1-07.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Small Cap Opportunities

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$24.40		$22.82	$21.62		$17.50	$12.50		$24.26		$22.71	$21.55	$17.48	$12.50
Net investment income (loss)[h]	0.13		0.29	0.17		0.16	0.10		0.11		0.24	0.11	0.15	0.02
Net realized and unrealized gain (loss) on investments	1.30		2.09	1.45		4.28	4.90		1.31		2.07	1.47	4.24	4.96
Total from investment operations	1.45		2.38	1.62		4.44	5.00		1.42		2.31	1.58	4.39	4.98
Less distributions
From net investment income	(0.29)		(0.17)	—		(0.02)	—		(0.24)		(0.13)	—	(0.02)	—
From net realized gain	(0.51)		(0.63)	(0.42)		(0.30)	—		(0.51)		(0.63)	(0.42)	(0.30)	—
Total distributions	(0.80)		(0.80)	(0.42)		(0.32)	—		(0.75)		(0.76)	(0.42)	(0.32)	—
Net asset value, end of period	$25.05	[w]	$24.40	$22.82		$21.62	$17.50		$24.93	[w]	$24.26	$22.71	$21.55	$17.48
Total return (%)[k]	6.09	[l,m,w]	10.45 [l]	7.77		25.78	40.00	[m]	6.00	[l,m,w]	10.19 [l]	7.61	25.48	39.84	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$96		$110	$124		$95	$36		$69		$76	$83	$127	$33
Ratio of net expenses to average net assets (%)	1.07	[r]	1.07	1.12		1.13	1.23	[r]	1.27	[r]	1.27	1.32	1.33	1.43	[r]
Ratio of gross expenses to average net assets (%)	1.07	[p,r]	1.07 [p]	1.12		1.13	1.23	[r]	1.27	[p,r]	1.27 [p]	1.32	1.33	1.43	[r]
Ratio of net investment income (loss) to average net assets (%)	1.10	[r]	1.23	0.76		0.88	0.33	[r]	0.90	[r]	1.03	0.49	0.81	0.23	[r]
Portfolio turnover (%)	13	[m]	36	113	[x]	40	17	[m]	13	[m]	36	113 [x]	40	17	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$24.28		$22.72	$21.40
Net investment income (loss)[h]	0.14		0.32	0.18
Net realized and unrealized gain (loss) on investments	1.31		2.05	1.67
Total from investment operations	1.45		2.37	1.85
Less distributions
From net investment income	(0.30)		(0.18)	(0.11)
From net realized gain	(0.51)		(0.63)	(0.42)
Total distributions	(0.81)		(0.81)	(0.53)
Net asset value, end of period	$24.92	[w]	$24.28	$22.72
Total return (%)[k]	6.13	[l,m,w]	10.47 [l]	8.98	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$260		$272	$183
Ratio of net expenses to average net assets (%)	1.02	[r]	1.02	1.06	[r]
Ratio of gross expenses to average net assets (%)	1.02	[p,r]	1.02 [p]	1.06	[r]
Ratio of net investment income (loss) to average net assets (%)	1.15	[r]	1.39	1.00	[r]
Portfolio turnover (%)	13	[m]	36	113	[x]

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series II and by $0.02 for Series NAV and the total return by 0.04%, 0.04%, and 0.08% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $25.04, $24.92, and $24.90 for Series I, Series II, and Series NAV, respectively, and total return would have been 6.05%, 5.96%, and 6.05% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

Small Cap Value

	Series I										Series II
Period ended	6-30-07[b]		12-31-06	12-31-05[a]							6-30-07[b]		12-31-06		12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$20.58		$20.94	$18.45							$20.50		$20.90		$18.45
Net investment income (loss)[h]	0.05		0.17	0.04							0.03		0.09		—	[j]
Net realized and unrealized gain (loss) on investments	1.57		3.36	2.68							1.57		3.39		2.68
Total from investment operations	1.62		3.53	2.72							1.60		3.48		2.68
Less distributions
From net investment income	(0.09)		(0.01)	—							(0.05)		—		—
From net realized gain	(2.12)		(3.88)	(0.23)							(2.12)		(3.88)		(0.23)
Total distributions	(2.21)		(3.89)	(0.23)							(2.17)		(3.88)		(0.23)
Net asset value, end of period	$19.99		$20.58	$20.94							$19.93		$20.50		$20.90
Total return (%)[k]	8.02	[l,m]	19.26 [l,y]	14.78	[m]						7.97	[l,m]	19.03	[l,y]	14.56	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$75		$74	$1							$79		$69		$34
Ratio of net expenses to average net assets (%)	1.15	[r]	1.19	1.18	[r]						1.35	[r]	1.37		1.38	[r]
Ratio of gross expenses to average net assets (%)	1.15	[p,r]	1.19 [p]	1.18	[r]						1.35	[p,r]	1.37	[p]	1.38	[r]
Ratio of net investment income (loss) to average net assets (%)	0.48	[r]	0.88	0.27	[r]						0.29	[r]	0.48		0.01	[r]
Portfolio turnover (%)	19	[m]	49	68							19	[m]	49		68

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[f]	12-31-04	[g]	12-31-03	[g]	12-31-02 [e,g]
Per share operating performance
Net asset value, beginning of period	$20.57		$20.94	$19.42		$16.56		$12.55		$13.76
Net investment income (loss)	0.06	[h]	0.13 [h]	0.05	[h]	0.19		0.09		0.08
Net realized and unrealized gain (loss) on investments	1.56		3.40	1.73		3.99		4.66		(0.96)
Total from investment operations	1.62		3.53	1.78		4.18		4.75		(0.88)
Less distributions
From net investment income	(0.10)		(0.02)	(0.03)		—		—		—
From net realized gain	(2.12)		(3.88)	(0.23)		(1.16)		(0.65)		(0.11)
From capital paid-in	—		—	—		(0.16)		(0.09)		(0.22)
Total distributions	(2.22)		(3.90)	(0.26)		(1.32)		(0.74)		(0.33)
Net asset value, end of period	$19.97		$20.57	$20.94		$19.42		$16.56		$12.55
Total return (%)[k]	8.05	[l,m]	19.32 [l,y]	9.21		25.45	[l]	37.97	[l]	(6.43)

Ratios and supplemental data
Net assets, end of period (in millions)	$292		$278	$265		$247		$190		$120
Ratio of net expenses to average net assets (%)	1.10	[r]	1.11	1.10		1.05		1.05		1.04
Ratio of gross expenses to average net assets (%)	1.10	[p,r]	1.11 [p]	1.10		1.06	[p]	1.06	[p]	1.04
Ratio of net investment income (loss) to average net assets (%)	0.54	[r]	0.67	0.25		1.11		0.67		0.62
Portfolio turnover (%)	19	[m]	49	68		33		30		41

a	Series I and Series II began operations on 4-29-05.
b	Unaudited.
e	Certain amounts have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Value Trust. Additionally, the accounting and performance history of the VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
y	John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements.

Small Company

	Series I						Series II
Period ended	6-30-07[b]		12-31-06	12-31-05	12-31-04[a]		6-30-07[b]		12-31-06	12-31-05	12-31-04[a]
Per share operating performance
Net asset value, beginning of period	$14.51		$15.76	$15.22	$12.50		$14.42		$15.70	$15.21	$12.50
Net investment income (loss)[h]	(0.02)		(0.06)	(0.07)	(0.04)		(0.04)		(0.11)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	1.25		1.02	1.00	2.76		1.25		1.04	0.97	2.77
Total from investment operations	1.23		0.96	0.93	2.72		1.21		0.93	0.88	2.71
Less distributions
From net realized gain	(0.49)		(2.21)	(0.39)	—		(0.49)		(2.21)	(0.39)	—
Total distributions	(0.49)		(2.21)	(0.39)	—		(0.49)		(2.21)	(0.39)	—
Net asset value, end of period	$15.25		$14.51	$15.76	$15.22		$15.14		$14.42	$15.70	$15.21
Total return (%)[k]	8.61	[l,m]	5.60 [l]	6.32	21.76	[l,m]	8.52	[l,m]	5.41 [l]	5.99	21.68	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$4		$4	$1	$24		$6		$8	$26	$32
Ratio of net expenses to average net assets (%)	1.32	[r]	1.36	1.37	1.59	[r]	1.52	[r]	1.56	1.61	1.79	[r]
Ratio of gross expenses to average net assets (%)	1.32	[p,r]	1.36 [p]	1.37	1.67	[p,r]	1.52	[p,r]	1.56 [p]	1.61	1.87	[p,r]
Ratio of net investment income (loss) to average net assets (%)	(0.31)[r]		(0.40)	(0.49)	(0.47)[r]		(0.53)[r]		(0.71)	(0.56)	(0.68)[r]
Portfolio turnover (%)	89	[m]	143	183	107	[m]	89	[m]	143	183	107	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$14.52		$15.76	$15.46
Net investment income (loss)[h]	(0.02)		(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	1.26		1.03	0.72
Total from investment operations	1.24		0.97	0.69
Less distributions
From net realized gain	(0.49)		(2.21)	(0.39)
Total distributions	(0.49)		(2.21)	(0.39)
Net asset value, end of period	$15.27		$14.52	$15.76
Total return (%)[k]	8.67	[l,m]	5.66 [l]	4.67 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$36		$53	$40
Ratio of net expenses to average net assets (%)	1.27	[r]	1.31	1.34 [r]
Ratio of gross expenses to average net assets (%)	1.27	[p,r]	1.31 [p]	1.34 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.32)[r]		(0.38)	(0.23)[r]
Portfolio turnover (%)	89	[m]	143	183

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Small Company Growth

	Series NAV
Period ended	6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$15.11		$13.29	$12.50
Net investment income (loss)[h]	(0.05)		(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	1.85		1.94	0.81
Total from investment operations	1.80		1.84	0.79
Less distributions
From net realized gain	(0.31)		(0.02)	—
Total distributions	(0.31)		(0.02)	—
Net asset value, end of period	$16.60		$15.11	$13.29
Total return (%)[k]	12.01	[l,m]	13.83 [l]	6.32	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$249		$106	$58
Ratio of net expenses to average net assets (%)	1.09	[r]	1.11	1.13	[r]
Ratio of gross expenses to average net assets (%)	1.09	[p,r]	1.11 [p]	1.13	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.59)[r]		(0.68)	(0.76)[r]
Portfolio turnover (%)	17	[m]	49	7	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Small Company Value

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$21.89		$22.21	$21.18		$17.14	$12.90	$13.80	$21.76		$22.13		$21.10	$17.10	$12.89	$13.83
Net investment income (loss)[h]	0.02		0.04	0.03		0.09	0.04	0.08	(0.01)		—	[j]	(0.01)	0.06	0.01	0.13
Net realized and unrealized gain (loss) on investments	1.46		3.27	1.40		4.20	4.28	(0.88)	1.46		3.24		1.39	4.18	4.29	(0.97)
Total from investment operations	1.48		3.31	1.43		4.29	4.32	(0.80)	1.45		3.24		1.38	4.24	4.30	(0.84)
Less distributions
From net investment income	(0.03)		(0.02)	(0.06)		(0.03)	(0.06)	(0.04)	—		—		(0.01)	(0.02)	(0.07)	(0.04)
From net realized gain	(1.65)		(3.61)	(0.34)		(0.22)	(0.02)	(0.06)	(1.65)		(3.61)		(0.34)	(0.22)	(0.02)	(0.06)
Total distributions	(1.68)		(3.63)	(0.40)		(0.25)	(0.08)	(0.10)	(1.65)		(3.61)		(0.35)	(0.24)	(0.09)	(0.10)
Net asset value, end of period	$21.69		$21.89	$22.21		$21.18	$17.14	$12.90	$21.56		$21.76		$22.13	$21.10	$17.10	$12.89
Total return (%)[k]	7.02	[l,m]	15.42 [l]	6.93	[l]	25.31	33.66	(5.93)[l]	6.90	[l,m]	15.16	[l]	6.73 [l]	25.06	33.56	(6.20)

Ratios and supplemental data
Net assets, end of period (in millions)	$258		$275	$291		$521	$386	$305	$178		$195		$199	$278	$148	$51
Ratio of net expenses to average net assets (%)	1.06	[r]	1.08	1.10		1.10	1.11	1.11	1.26	[r]	1.28		1.30	1.30	1.31	1.31 [r]
Ratio of gross expenses to average net assets (%)	1.11	[p,r]	1.12 [p]	1.12	[p]	1.10	1.11	1.12 [p]	1.31	[p,r]	1.32	[p]	1.32 [p]	1.30	1.31	1.32 [p,r]
Ratio of net investment income (loss) to average net assets (%)	0.15	[r]	0.19	0.13		0.50	0.26	0.61	(0.06)[r]		(0.01)		(0.03)	0.32	0.06	1.12 [r]
Portfolio turnover (%)	5	[m]	16	12		9	14	19	5	[m]	16		12	9	14	19

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$21.86		$22.18	$21.03
Net investment income (loss)[h]	0.02		0.06	0.06
Net realized and unrealized gain (loss) on investments	1.47		3.26	1.52
Total from investment operations	1.49		3.32	1.58
Less distributions
From net investment income	(0.05)		(0.03)	(0.09)
From net realized gain	(1.65)		(3.61)	(0.34)
Total distributions	(1.70)		(3.64)	(0.43)
Net asset value, end of period	$21.65	[w]	$21.86	$22.18
Total return (%)[k,l]	7.04	[l,m,w]	15.50	7.72	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$276		$234	$148
Ratio of net expenses to average net assets (%)	1.01	[r]	1.03	1.04	[r]
Ratio of gross expenses to average net assets (%)[p]	1.06	[r]	1.06	1.06	[r]
Ratio of net investment income (loss) to average net assets (%)	0.21	[r]	0.26	0.33	[r]
Portfolio turnover (%)	5	[m]	16	12

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series NAV and the total return by 0.05% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value would have been $21.64, and total return would have been 6.99% for Series NAV. See Note 11.

The accompanying notes are an integral part of the financial statements.

Special Value

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03[a]		6-30-07[b]		12-31-06		12-31-05	12-31-04	12-31-03[a]
Per share operating performance
Net asset value, beginning of period	$19.67		$19.65	$18.68		$15.82	$12.50		$19.50		$19.53		$18.62	$15.80	$12.50
Net investment income (loss)[h]	0.05		0.08	(0.01)		0.04	(0.04)		0.03		0.05		(0.01)	0.02	(0.06)
Net realized and unrealized gain (loss) on investments	1.38		1.95	1.05		3.11	3.36		1.37		1.92		0.99	3.09	3.36
Total from investment operations	1.43		2.03	1.04		3.15	3.32		1.40		1.97		0.98	3.11	3.30
Less distributions
From net investment income	(0.10)		(0.01)	—		—	—		(0.04)		—		—	—	—
From net realized gain	(5.24)		(2.00)	(0.07)		(0.29)	—		(5.24)		(2.00)		(0.07)	(0.29)	—
Total distributions	(5.34)		(2.01)	(0.07)		(0.29)	—		(5.28)		(2.00)		(0.07)	(0.29)	—
Net asset value, end of period	$15.76	[w]	$19.67	$19.65		$18.68	$15.82		$15.62	[w]	$19.50		$19.53	$18.62	$15.80
Total return (%)[k]	7.73	[l,m,w]	10.84 [l,t]	5.60		20.18	26.56	[l,m]	7.65	[l,m,w]	10.59	[l,t]	5.30	19.95	26.40	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$2		$17	$11		$6		$7		$8	$17	$7
Ratio of net expenses to average net assets (%)	1.06	[r]	1.09	1.25		1.33	1.55	[r]	1.26	[r]	1.29		1.43	1.53	1.75	[r]
Ratio of gross expenses to average net assets (%)	1.30	[p,r]	1.09 [p]	1.25		1.33	1.64	[p,r]	1.46	[p,r]	1.29	[p]	1.43	1.53	1.84	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.54	[r]	0.41	(0.03)		0.23	(0.44)[r]		0.31	[r]	0.29		(0.08)	0.09	(0.68)[r]
Portfolio turnover (%)	30	[m]	48	84		16	26	[m]	30	[m]	48		84	16	26	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$19.67		$19.65	$18.43
Net investment income (loss)[h]	0.05		0.12	0.05
Net realized and unrealized gain (loss) on investments	1.39		1.91	1.24
Total from investment operations	1.44		2.03	1.29
Less distributions
From net investment income	(0.11)		(0.01)	—	[j]
From net realized gain	(5.24)		(2.00)	(0.07)
Total distributions	(5.35)		(2.01)	(0.07)
Net asset value, end of period	$15.76	[w]	$19.67	$19.65
Total return (%)[k]	7.81	[l,m,w]	10.88 [l,t]	7.05	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$—	[n]	$120	$69
Ratio of net expenses to average net assets (%)	1.01	[r]	1.04	1.20	[r]
Ratio of gross expenses to average net assets (%)	1.01	[p,r]	1.04 [p]	1.20	[r]
Ratio of net investment income (loss) to average net assets (%)	0.45	[r]	0.60	0.34	[r]
Portfolio turnover (%)	30	[m]	48	84

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
t
In 2006, the adviser fully reimbursed the portfolio for a loss due to compliance error. Excluding this reimbursement total return would have been reduced by 0.06%, 0.05% and 0.06% for Series I, Series II and Series NAV, respectively.

w
Payments from Affiliates increased the end of period net asset value by $0.04 per share for Series I and Series II and by $0.02 for Series NAV and the total return by 0.27%, 0.27%, and 0.14% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $15.72, $15.58, and $15.74 for Series I, Series II, and Series NAV, respectively, and total return would have been 7.46%, 7.38%, and 7.67% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

Spectrum Income

	Series NAV
Period ended	6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$13.63		$12.71	$12.50
Net investment income (loss)[h]	0.30		0.55	0.09
Net realized and unrealized gain (loss) on investments	0.04		0.45	0.12
Total from investment operations	0.34		1.00	0.21
Less distributions
From net investment income	(0.46)		(0.08)	—
From net realized gain	(0.04)		— [j]	—
Total distributions	(0.50)		(0.08)	—
Net asset value, end of period	$13.47		$13.63	$12.71
Total return (%)[k,l]	2.53	[m]	7.90	1.68	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$988		$867	$551
Ratio of net expenses to average net assets (%)	0.86	[r]	0.92	0.75	[r]
Ratio of gross expenses to average net assets (%)[p]	0.88	[r]	0.93	0.77	[r]
Ratio of net investment income (loss) to average net assets (%)	4.51	[r]	4.19	3.84	[r]
Portfolio turnover (%)	44	[m,s]	75	21	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total return would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
s	The Portfolio turnover rate including the effect of mortgage dollar rolls is 63%. Prior years exclude the effect of mortgage dollar rolls transactions.

The accompanying notes are an integral part of the financial statements.

U.S. Core

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$21.64		$22.71	$23.07		$21.79	$17.40	$23.91	$21.53		$22.60	$22.96	$21.72	$17.39	$23.43
Net investment income (loss)[h]	0.13		0.22	0.23		0.27	0.17	0.16	0.11		0.18	0.19	0.23	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.97		1.65	0.20		1.19	4.41	(5.80)	0.95		1.64	0.20	1.18	4.41	(5.29)
Total from investment operations	1.10		1.87	0.43		1.46	4.58	(5.64)	1.06		1.82	0.39	1.41	4.54	(5.17)
Less distributions
From net investment income	(0.26)		(0.28)	(0.31)		(0.18)	(0.19)	(0.12)	(0.22)		(0.23)	(0.27)	(0.17)	(0.21)	(0.12)
From net realized gain	(0.44)		(2.66)	(0.48)		—	—	(0.75)	(0.44)		(2.66)	(0.48)	—	—	(0.75)
Total distributions	(0.70)		(2.94)	(0.79)		(0.18)	(0.19)	(0.87)	(0.66)		(2.89)	(0.75)	(0.17)	(0.21)	(0.87)
Net asset value, end of period	$22.04	[w]	$21.64	$22.71		$23.07	$21.79	$17.40	$21.93	[w]	$21.53	$22.60	$22.96	$21.72	$17.39
Total return (%)[k]	5.20	[l,m,w]	9.17 [l]	2.03		6.77	26.45	(24.33)	5.02	[l,m,w]	8.99 [l]	1.84	6.55	26.41	(22.83)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$843		$927	$1,095		$1,359	$1,553	$1,436	$81		$90	$105	$120	$115	$39
Ratio of net expenses to average net assets (%)	0.85	[r]	0.87	0.78		0.74	0.75	0.75	1.05	[r]	1.07	0.98	0.94	0.95	0.95 [r]
Ratio of gross expenses to average net assets (%)	0.85	[p,r]	0.87 [p]	0.78		0.74	0.75	0.75	1.05	[p,r]	1.07 [p]	0.98	0.94	0.95	0.95 [r]
Ratio of net investment income (loss) to average net assets (%)	1.20	[r]	1.04	1.04		1.22	0.92	0.79	1.00	[r]	0.84	0.84	1.04	0.69	0.77 [r]
Portfolio turnover (%)	30	[m]	71	135		43	39	40	30	[m]	71	135	43	39	40

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$21.66		$22.71	$21.51
Net investment income (loss)[h]	0.13		0.23	0.21
Net realized and unrealized gain (loss) on investments	0.97		1.65	0.99
Total from investment operations	1.10		1.88	1.20
Less distributions
From net investment income	(0.27)		(0.27)	—
From net realized gain	(0.44)		(2.66)	—
Total distributions	(0.71)		(2.93)	—
Net asset value, end of period	$22.05	>[w]	$21.66	$22.71
Total return (%)[k]	5.20	[l,m,w]	9.26 [l]	5.58	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	$1
Ratio of net expenses to average net assets (%)	0.80	[r]	0.82	0.79	[r]
Ratio of gross expenses to average net assets (%)	0.80	[p,r]	0.82 [p]	0.79	[r]
Ratio of net investment income (loss) to average net assets (%)	1.24	[r]	1.08	1.39	[r]
Portfolio turnover (%)	30	[m]	71	135

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.05 per share for Series I, Series II, and Series NAV and the total return by 0.24%, 0.24%, and 0.24% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $21.99, $21.88, and $22.00 for Series I, Series II, and Series NAV, respectively, and total return would have been 4.96%, 4.78%, and 4.96% for Series I, Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

U.S. Global Leaders Growth

	Series I								Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04[a]		6-30-07[b]		12-31-06		12-31-05	12-31-04[a]
Per share operating performance
Net asset value, beginning of period	$13.15		$13.04		$13.17		$12.50		$13.12		$13.04		$13.16	$12.50
Net investment income (loss)[h]	0.05		0.07		0.03		0.07		0.03		0.04		0.01	0.07
Net realized and unrealized gain (loss) on investments	(0.04)		0.16		0.09		0.66		(0.02)		0.16		0.10	0.64
Total from investment operations	0.01		0.23		0.12		0.73		0.01		0.20		0.11	0.71
Less distributions
From net investment income	(0.05)		—		(0.02)		(0.06)		(0.03)		—		—	(0.05)
From net realized gain	—		(0.12)		(0.23)		—		—		(0.12)		(0.23)	—
Total distributions	(0.05)		(0.12)		(0.25)		(0.06)		(0.03)		(0.12)		(0.23)	(0.05)
Net asset value, end of period	$13.11	[w]	$13.15		$13.04		$13.17		$13.10	[w]	$13.12		$13.04	$13.16
Total return (%)[k]	0.10	[l,m,w]	1.81	[l]	0.87		5.82	[l,m]	0.06	[l,m,w]	1.57	[l]	0.78	5.68	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$31		$36		$43		$3		$26		$30		$37	$7
Ratio of net expenses to average net assets (%)	0.76	[r]	0.77		0.81		1.26	[r]	0.96	[r]	0.97		1.02	1.46	[r]
Ratio of gross expenses to average net assets (%)	0.76	[p,r]	0.77	[p]	0.81		1.49	[p,r]	0.96	[p,r]	0.97	[p]	1.02	1.69	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.69	[r]	0.55		0.24		0.82	[r]	0.49	[r]	0.35		0.06	0.89	[r]
Portfolio turnover (%)	11	[m]	20		154	[x]	7	[m]	11	[m]	20		154 [x]	7	[m]

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.16		$13.05		$12.79
Net investment income (loss)[h]	0.05		0.08		0.03
Net realized and unrealized gain (loss) on investments	(0.04)		0.15		0.49
Total from investment operations	0.01		0.23		0.52
Less distributions
From net investment income	(0.06)		—	[j]	(0.03)
From net realized gain	—		(0.12)		(0.23)
Total distributions	(0.06)		(0.12)		(0.26)
Net asset value, end of period	$13.11		$13.16		$13.05
Total return (%)[k]	0.07	[l,m]	1.81	[l]	4.00	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$702		$584		$346
Ratio of net expenses to average net assets (%)	0.71	[r]	0.72		0.76	[r]
Ratio of gross expenses to average net assets (%)	0.71	[p,r]	0.72	[p]	0.76	[r]
Ratio of net investment income (loss) to average net assets (%)	0.75	[r]	0.60		0.31	[r]
Portfolio turnover (%)	11	[m]	20		154	[x]

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series II and the total return by 0.08% and 0.08% for Series I and Series II, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $13.10 and $13.09 for Series I and Series II, respectively, and total return would have been 0.02% and (0.02)% for Series I and Series II, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

U.S. Large Cap

	Series I										Series II
Period ended	6-30-07[b]		12-31-06		12-31-05		12-31-04		12-31-03	12-31-02	6-30-07[b]		12-31-06		12-31-05	12-31-04		12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$16.23		$14.75		$14.00		$12.84		$9.41	$12.61	$16.16		$14.70		$13.92	$12.79		$9.41	$12.35
Net investment income (loss)[h]	0.06		0.10		0.07		0.07		0.05	0.05	0.04		0.07		0.05	0.04		0.02	0.03
Net realized and unrealized gain (loss) on investments	1.05		1.47		0.74		1.13		3.42	(3.22)	1.05		1.45		0.75	1.12		3.41	(2.94)
Total from investment operations	1.11		1.57		0.81		1.20		3.47	(3.17)	1.09		1.52		0.80	1.16		3.43	(2.91)
Less distributions
From net investment income	(0.09)		(0.09)		(0.06)		(0.04)		(0.04)	(0.03)	(0.06)		(0.06)		(0.02)	(0.03)		(0.05)	(0.03)
Total distributions	(0.09)		(0.09)		(0.06)		(0.04)		(0.04)	(0.03)	(0.06)		(0.06)		(0.02)	(0.03)		(0.05)	(0.03)
Net asset value, end of period	$17.25	[w]	$16.23		$14.75		$14.00		$12.84	$9.41	$17.19	[w]	$16.16		$14.70	$13.92		$12.79	$9.41
Total return (%)[k]	6.87	[l,m,w]	10.66	[l]	5.82		9.39		37.06	(25.18)	6.76	[l,m,w]	10.36	[l]	5.73	9.11		36.68	(23.61)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$419		$443		$485		$639		$414	$382	$110		$114		$129	$240		$143	$59
Ratio of net expenses to average net assets (%)	0.90	[r]	0.91		0.94		0.93	[t]	0.93	0.94	1.10	[r]	1.11		1.14	1.13	[t]	1.13	1.14 [r]
Ratio of gross expenses to average net assets (%)	0.90	[p,r]	0.91	[p]	0.94		0.93	[t]	0.93	0.94	1.10	[p,r]	1.11	[p]	1.14	1.13	[t]	1.13	1.14 [r]
Ratio of net investment income (loss) to average net assets (%)	0.71	[r]	0.65		0.50		0.53		0.43	0.43	0.51	[r]	0.45		0.34	0.34		0.21	0.35 [r]
Portfolio turnover (%)	17	[m]	29		34		46	[x]	34	42	17	[m]	29		34	46	[x]	34	42

	Series NAV

Period ended	6-30-07	[b]	12-31-06		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$16.20		$14.74		$13.89
Net investment income (loss)[h]	0.06		0.12		0.02
Net realized and unrealized gain (loss) on investments	1.06		1.45		0.91
Total from investment operations	1.12		1.57		0.93
Less distributions
From net investment income	(0.10)		(0.11)		(0.08)
Total distributions	(0.10)		(0.11)		(0.08)
Net asset value, end of period	$17.22	[w]	$16.20		$14.74
Total return (%)[k]	6.92	[l,m,w]	10.68	[l]	6.76	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$484		$402		$2
Ratio of net expenses to average net assets (%)	0.85	[r]	0.87		0.79	[r]
Ratio of gross expenses to average net assets (%)	0.85	[p,r]	0.87	[p]	0.79	[r]
Ratio of net investment income (loss) to average net assets (%)	0.75	[r]	0.77		0.21	[r]
Portfolio turnover (%)	17	[m]	29		34

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
t	The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series II and by $0.02 for Series NAV and the total return by 0.07%, 0.07%, and 0.13% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $17.24, $17.18, and $17.20 for Series I, Series II, and Series NAV, respectively, and total return would have been 6.80%, 6.69%, and 6.79% for Series I, Series II and Series NAV, respectively. See Note 11.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

U.S. Multi Sector

	Series NAV
Period ended	6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$14.00		$13.05	$12.50
Net investment income (loss)[h]	0.09		0.14	0.02
Net realized and unrealized gain (loss) on investments	0.73		0.86	0.53
Total from investment operations	0.82		1.00	0.55
Less distributions
From net investment income	(0.11)		(0.02)	—
From net realized gain	(0.22)		(0.03)	—
Total distributions	(0.33)		(0.05)	—
Net asset value, end of period	$14.49		$14.00	$13.05
Total return (%)[k]	5.92	[l,m]	7.63 [l]	4.40	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,560		$1,408	$855
Ratio of net expenses to average net assets (%)	0.79	[r]	0.81	0.77	[r]
Ratio of gross expenses to average net assets (%)	0.79	[p,r]	0.81 [p]	0.77	[r]
Ratio of net investment income (loss) to average net assets (%)	1.22	[r]	1.06	0.84	[r]
Portfolio turnover (%)	36	[m]	61	5	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Utilities

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$14.66		$13.18	$12.08		$9.43	$7.11	$9.29	$14.56		$13.10	$12.02	$9.39	$7.10	$8.77
Net investment income (loss)[h]	0.20		0.29	0.20		0.19	0.13	0.15	0.17		0.27	0.18	0.17	0.11	0.12
Net realized and unrealized gain (loss) on investments	2.47		3.25	1.72		2.56	2.29	(2.33)	2.46		3.23	1.70	2.55	2.29	(1.79)
Total from investment operations	2.67		3.54	1.92		2.75	2.42	(2.18)	2.63		3.50	1.88	2.72	2.40	(1.67)
Less distributions
From net investment income	(0.16)		(0.33)	(0.06)		(0.10)	(0.10)	— [j]	(0.13)		(0.31)	(0.04)	(0.09)	(0.11)	—	[j]
From net realized gain	(1.44)		(1.73)	(0.76)		—	—	—	(1.44)		(1.73)	(0.76)	—	—	—
Total distributions	(1.60)		(2.06)	(0.82)		(0.10)	(0.10)	— [j]	(1.57)		(2.04)	(0.80)	(0.09)	(0.11)	—	[j]
Net asset value, end of period	$15.73	[w]	$14.66	$13.18		$12.08	$9.43	$7.11	$15.62		$14.56	$13.10	$12.02	$9.39	$7.10
Total return (%)[k]	18.87	[l,m,w]	31.00 [l]	16.82		29.42	34.53	(23.46)	18.73	[l,m]	30.77 [l]	16.56	29.23	34.25	(19.04)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$185		$134	$89		$60	$34	$21	$75		$66	$54	$38	$20	$7
Ratio of net expenses to average net assets (%)	1.00	[r]	1.00	1.09		1.15	1.31	1.28	1.20	[r]	1.20	1.29	1.35	1.51	1.48	[r]
Ratio of gross expenses to average net assets (%)	1.00	[p,r]	1.00 [p]	1.09		1.15	1.31	1.28	1.20	[p,r]	1.20 [p]	1.29	1.35	1.51	1.48	[r]
Ratio of net investment income (loss) to average net assets (%)	2.57	[r]	2.24	1.62		1.87	1.64	1.99	2.29	[r]	2.08	1.43	1.68	1.36	1.83	[r]
Portfolio turnover (%)	45	[m]	98	100		106	131	89	45	[m]	98	100	106	131	89

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$14.65		$13.17	$11.34
Net investment income (loss)[h]	0.20		0.30	0.13
Net realized and unrealized gain (loss) on investments	2.48		3.25	1.70
Total from investment operations	2.68		3.55	1.83
Less distributions
From net investment income	(0.17)		(0.34)	—
From net realized gain	(1.44)		(1.73)	—
Total distributions	(1.61)		(2.07)	—
Net asset value, end of period	$15.72	[w]	$14.65	$13.17
Total return (%)	18.93	[k,l,m,w]	31.07 [k,l]	16.14	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$10		$7	$3
Ratio of net expenses to average net assets (%)	0.95	[r]	0.95	1.04	[r]
Ratio of gross expenses to average net assets (%)	0.95	[p,r]	0.95 [p]	1.04	[r]
Ratio of net investment income (loss) to average net assets (%)	2.63	[r]	2.29	1.34	[r]
Portfolio turnover (%)	45	[m]	98	100

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series NAV and the total return by 0.08% and 0.07% for Series I and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $15.72 and $15.71 for Series I and Series NAV, respectively, and total return would have been 18.79% and 18.86% for Series I and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

Value

	Series I								Series II
Period ended	6-30-07[b]		12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07[b]		12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]
Per share operating performance
Net asset value, beginning of period	$22.72		$21.89	$19.57		$17.09	$12.49	$16.47	$22.62		$21.81	$19.50	$17.04	$12.48	$16.26
Net investment income (loss)[h]	0.08		0.18	0.08		0.10	0.10	0.14	0.06		0.13	0.04	0.07	0.06	0.12
Net realized and unrealized gain (loss) on investments	2.38		3.95	2.36		2.48	4.67	(3.82)	2.35		3.94	2.36	2.48	4.68	(3.60)
Total from investment operations	2.46		4.13	2.44		2.58	4.77	(3.68)	2.41		4.07	2.40	2.55	4.74	(3.48)
Less distributions
From net investment income	(0.18)		(0.09)	(0.12)		(0.10)	(0.17)	(0.12)	(0.13)		(0.05)	(0.09)	(0.09)	(0.18)	(0.12)
From net realized gain	(2.53)		(3.21)	—		—	—	(0.18)	(2.53)		(3.21)	—	—	—	(0.18)
Total distributions	(2.71)		(3.30)	(0.12)		(0.10)	(0.17)	(0.30)	(2.66)		(3.26)	(0.09)	(0.09)	(0.18)	(0.30)
Net asset value, end of period	$22.47	[w]	$22.72	$21.89		$19.57	$17.09	$12.49	$22.37	[w]	$22.62	$21.81	$19.50	$17.04	$12.48
Total return (%)[k]	11.73	[l,m,w]	21.05 [l]	12.56		15.18	38.76	(22.80)	11.57	[l,m,w]	20.80 [l]	12.35	15.04	38.60	(21.87)[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$309		$290	$263		$307	$272	$238	$64		$59	$46	$49	$29	$11
Ratio of net expenses to average net assets (%)	0.82	[r]	0.83	0.86		0.85	0.87	0.86	1.02	[r]	1.03	1.06	1.05	1.07	1.06 [r]
Ratio of gross expenses to average net assets (%)	0.82	[p,r]	0.83 [p]	0.86		0.85	0.87	0.86	1.02	[p,r]	1.03 [p]	1.06	1.05	1.07	1.06 [r]
Ratio of net investment income (loss) to average net assets (%)	0.75	[r]	0.83	0.39		0.58	0.71	0.94	0.55	[r]	0.64	0.20	0.40	0.44	1.02 [r]
Portfolio turnover (%)	44	[m]	65	67		80	186	52	44	[m]	65	67	80	186	52

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$22.72		$21.90	$18.90
Net investment income (loss)[h]	0.09		0.19	0.11
Net realized and unrealized gain (loss) on investments	2.37		3.94	2.89
Total from investment operations	2.46		4.13	3.00
Less distributions
From net investment income	(0.19)		(0.10)	—
From net realized gain	(2.53)		(3.21)	—
Total distributions	(2.72)		(3.31)	—
Net asset value, end of period	$22.46	[w]	$22.72	$21.90
Total return (%)[k]	11.74	[l,m,w]	21.03 [l]	15.87	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$8		$4	$1
Ratio of net expenses to average net assets (%)	0.77	[r]	0.78	0.82	[r]
Ratio of gross expenses to average net assets (%)	0.78	[p,r]	0.78 [p]	0.82	[r]
Ratio of net investment income (loss) to average net assets (%)	0.80	[r]	0.90	0.77	[r]
Portfolio turnover (%)	44	[m]	65	67

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
w
Payments from Affiliates increased the end of period net asset value by $0.04 per share for Series I, by $0.02 for Series II and by $0.03 for Series NAV and the total return by 0.19%, 0.10%, and 0.15% for Series I, Series II and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $22.43, $22.35, and $22.43 for Series I, Series II, and Series NAV, respectively, and total return would have been 11.54%, 11.47%, and 11.59% for Series I, Series II, and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements.

Value & Restructuring

	Series NAV
Period ended	6-30-07[b]		12-31-06	12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$15.14		$13.31	$12.50
Net investment income (loss)[h]	0.16		0.17	0.04
Net realized and unrealized gain (loss) on investments	1.95		1.74	0.77
Total from investment operations	2.11		1.91	0.81
Less distributions
From net investment income	(0.14)		(0.04)	—
From net realized gain	(0.05)		(0.04)	—
Total distributions	(0.19)		(0.08)	—
Net asset value, end of period	$17.06		$15.14	$13.31
Total return (%)[k]	14.00	[l,m]	14.43 [l]	6.48	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$400		$337	$153
Ratio of net expenses to average net assets (%)	0.85	[r]	0.89	0.91	[r]
Ratio of gross expenses to average net assets (%)	0.86	[p,r]	0.89 [p]	0.91	[r]
Ratio of net investment income (loss) to average net assets (%)	1.97	[r]	1.21	1.80	[r]
Portfolio turnover (%)	13	[m]	14	4	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

Vista

	Series NAV
Period ended	6-30-07[b]		12-31-06		12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$14.26		$13.12		$12.50
Net investment income (loss)[h]	(0.03)		(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments	3.14		1.18		0.63
Total from investment operations	3.11		1.14		0.62
Net asset value, end of period	$17.37		$14.26		$13.12
Total return (%)	21.81	[l,m]	8.69	[l]	4.96	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$143		$120		$69
Ratio of net expenses to average net assets (%)	0.95	[r]	1.02		1.00	[r]
Ratio of gross expenses to average net assets (%)	0.95	[p,r]	1.02	[p]	1.00	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.35)[r]		(0.30)		(0.30)[r]
Portfolio turnover (%)	64	[m]	219		32	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 89.41%

Aerospace - 3.34%
Boeing Company	136,300	$13,106,608
General Dynamics Corp.	24,400	1,908,568
Lockheed Martin Corp.	131,200	12,349,856

		27,365,032

Air Travel - 0.71%
Alaska Air Group, Inc. *	49,800	1,387,428
Continental Airlines, Inc., Class B *	130,900	4,433,583

		5,821,011

Aluminum - 0.14%
Century Aluminum Company *	20,600	1,125,378

Apparel & Textiles - 0.50%
Polo Ralph Lauren Corp., Class A	28,400	2,786,324
The Gymboree Corp. *	25,500	1,004,955
Wolverine World Wide, Inc.	12,100	335,291

		4,126,570

Auto Parts - 0.56%
AutoZone, Inc. *	16,800	2,295,216
TRW Automotive Holdings Corp. *	61,800	2,276,094

		4,571,310

Automobiles - 0.67%
PACCAR, Inc.	63,500	5,527,040

Banking - 3.05%
Bank of America Corp.	418,000	20,436,020
US Bancorp	59,100	1,947,345
Wachovia Corp.	51,100	2,618,875

		25,002,240

Biotechnology - 0.67%
Cephalon, Inc. *	7,400	594,886
Digene Corp. *	32,800	1,969,640
Genzyme Corp. *	9,700	624,680
Invitrogen Corp. *	22,200	1,637,250
MGI Pharma, Inc. *	19,600	438,452
Pharmanet Development Group, Inc. *	6,400	204,032

		5,468,940

Broadcasting - 0.01%
Citadel Broadcasting Corp. (a)	7,771	50,123

Building Materials & Construction - 0.07%
Dycom Industries, Inc. *	19,400	581,612

Business Services - 2.59%
Accenture, Ltd., Class A	216,700	9,294,263
Brinks Company	31,600	1,955,724
Computer Sciences Corp. *	36,200	2,141,230
Convergys Corp. *	27,500	666,600
Dun & Bradstreet Corp.	8,400	865,032
Fluor Corp.	21,600	2,405,592
Heidrick & Struggles International, Inc. *	14,300	732,732
NCR Corp. *	60,100	3,157,654

		21,218,827

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cable and Television - 1.36%
DIRECTV Group, Inc. *	481,500	$11,127,465

Cellular Communications - 0.29%
Telephone & Data Systems, Inc.	38,500	2,408,945

Chemicals - 1.90%
Cambrex Corp.	9,300	123,411
Celanese Corp., Series A	51,800	2,008,804
Huntsman Corp.	225,900	5,491,629
Lyondell Chemical Company	212,600	7,891,712

		15,515,556

Computers & Business Equipment - 4.03%
Cisco Systems, Inc. *	10,100	281,285
EMC Corp. *	159,200	2,881,520
Hewlett-Packard Company	290,200	12,948,724
International Business Machines Corp.	158,400	16,671,600
Silicon Storage Technology, Inc. *	44,700	166,731

		32,949,860

Containers & Glass - 0.47%
Packaging Corp. of America	50,300	1,273,093
Sonoco Products Company	59,600	2,551,476

		3,824,569

Cosmetics & Toiletries - 1.15%
Colgate-Palmolive Company	144,800	9,390,280

Crude Petroleum & Natural Gas - 3.38%
Chesapeake Energy Corp.	203,800	7,051,480
Devon Energy Corp.	108,800	8,517,952
Patterson-UTI Energy, Inc.	216,900	5,684,949
Unit Corp. *	101,700	6,397,947

		27,652,328

Domestic Oil - 0.58%
Comstock Resources, Inc. *	23,100	692,307
Frontier Oil Corp.	93,600	4,096,872

		4,789,179

Electrical Utilities - 1.35%
FirstEnergy Corp.	100,400	6,498,892
The Southern Company	131,700	4,515,993

		11,014,885

Electronics - 0.04%
Teleflex, Inc.	4,300	351,654

Energy - 1.41%
Sempra Energy	194,200	11,502,466

Financial Services - 8.45%
Citigroup, Inc.	22,200	1,138,638
Goldman Sachs Group, Inc.	60,100	13,026,675
JP Morgan Chase & Company	376,600	18,246,270
Merrill Lynch & Company, Inc.	150,500	12,578,790
Morgan Stanley	155,400	13,034,952
Wells Fargo & Company (c)	315,300	11,089,101

		69,114,426

The accompanying notes are an integral part of the financial statements.          144

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 2.12%
Coca-Cola Enterprises, Inc.	153,100	$3,674,400
General Mills, Inc.	113,100	6,607,302
J.M. Smucker Company	18,000	1,145,880
Kellogg Company	43,500	2,252,865
PepsiCo, Inc.	56,600	3,670,510

		17,350,957

Healthcare Products - 1.79%
Advanced Medical Optics, Inc. *	16,000	558,080
Becton, Dickinson & Company	146,300	10,899,350
Dade Behring Holdings, Inc.	60,100	3,192,512

		14,649,942

Healthcare Services - 2.41%
Alliance Imaging, Inc. *	41,000	384,990
Amedisys, Inc. *	1	36
Coventry Health Care, Inc. *	144,500	8,330,425
Humana, Inc. *	116,400	7,089,924
WellPoint, Inc. *	48,700	3,887,721

		19,693,096

Holdings Companies/Conglomerates - 0.91%
General Electric Company	195,500	7,483,740

Homebuilders - 2.00%
Centex Corp.	172,600	6,921,260
KB Home	103,100	4,059,047
NVR, Inc. *	7,900	5,370,025

		16,350,332

Hotels & Restaurants - 2.04%
Boyd Gaming Corp.	9,400	462,386
Darden Restaurants, Inc.	152,100	6,690,879
Domino’s Pizza, Inc.	16,900	308,763
Yum! Brands, Inc.	283,200	9,266,304

		16,728,332

Industrial Machinery - 2.06%
AGCO Corp. *	86,800	3,767,988
Caterpillar, Inc.	127,000	9,944,100
Intevac, Inc. *	106,800	2,270,568
The Manitowoc Company, Inc.	11,300	908,294

		16,890,950

Insurance - 3.40%
ACE, Ltd.	24,200	1,512,984
Aetna, Inc.	39,800	1,966,120
Allied World Assurance Holdings, Ltd.	12,900	661,125
Arch Capital Group, Ltd. *	11,200	812,448
CNA Financial Corp.	50,500	2,408,345
Endurance Specialty Holdings, Ltd.	14,800	592,592
Genworth Financial, Inc., Class A	43,500	1,496,400
MetLife, Inc.	81,200	5,235,776
Philadelphia Consolidated Holding Corp. *	49,700	2,077,460
Reinsurance Group of America, Inc.	7,800	469,872
W.R. Berkley Corp.	47,287	1,538,719

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
XL Capital, Ltd., Class A	107,300	$9,044,317

		27,816,158

International Oil - 5.67%
Chevron Corp.	154,000	12,972,960
Exxon Mobil Corp.	359,500	30,154,860
Hess Corp.	55,200	3,254,592

		46,382,412

Internet Content - 0.97%
Google, Inc., Class A *	11,800	6,175,884
Yahoo!, Inc. *	63,900	1,733,607

		7,909,491

Internet Retail - 0.21%
eBay, Inc. *	52,500	1,689,450

Internet Software - 0.10%
Symantec Corp. *	42,800	864,560

Leisure Time - 0.33%
Walt Disney Company	78,400	2,676,576

Liquor - 0.05%
Anheuser-Busch Companies, Inc.	8,700	453,792

Manufacturing - 0.17%
Snap-on, Inc.	27,500	1,389,025

Metal & Metal Products - 0.26%
Titanium Metals Corp. *	66,800	2,130,920

Mining - 0.91%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	87,900	7,279,878
Stillwater Mining Company *	15,800	173,958

		7,453,836

Paper - 0.02%
Buckeye Technologies, Inc. *	11,500	177,905

Petroleum Services - 0.96%
Atwood Oceanics, Inc. *	2,000	137,240
Tidewater, Inc.	99,500	7,052,560
Transocean, Inc. *	6,700	710,066

		7,899,866

Pharmaceuticals - 5.86%
Abbott Laboratories	251,000	13,441,050
Caraco Pharmaceutical Labs *	4,500	68,310
Eli Lilly & Company	206,700	11,550,396
Endo Pharmaceutical Holdings, Inc. *	27,500	941,325
Gilead Sciences, Inc. *	223,200	8,653,464
Merck & Company, Inc.	86,900	4,327,620
Sciele Pharma, Inc. * (a)	61,000	1,437,160
Sepracor, Inc. *	152,500	6,255,550
Valeant Pharmaceuticals International	76,300	1,273,447

		47,948,322

Publishing - 1.37%
McGraw-Hill Companies, Inc.	164,200	11,178,736

The accompanying notes are an integral part of the financial statements.          145

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate - 1.46%
Apartment Investment & Management Company, Class A, REIT	6,000	$302,520
Equity Residential, REIT	37,900	1,729,377
Health Care REIT, Inc.	17,100	690,156
Hospitality Properties Trust, REIT	20,300	842,247
Liberty Property Trust, REIT	19,400	852,242
ProLogis, REIT	30,800	1,752,520
Public Storage, Inc., REIT	3,300	253,506
Regency Centers Corp., REIT	15,900	1,120,950
Simon Property Group, Inc., REIT	21,500	2,000,361
Thornburg Mortgage, Inc., REIT (a)	23,200	607,376
Vornado Realty Trust, REIT	16,300	1,790,392

		11,941,647

Retail Grocery - 1.16%
The Kroger Company	337,600	9,496,688

Retail Trade - 4.08%
American Eagle Outfitters, Inc.	270,300	6,935,898
Dick’s Sporting Goods, Inc. *	75,700	4,403,469
Dollar Tree Stores, Inc. *	93,000	4,050,150
Family Dollar Stores, Inc.	222,900	7,649,928
Kohl’s Corp. *	19,900	1,413,497
Macy’s, Inc.	72,400	2,880,072
Payless ShoeSource, Inc. *	14,600	460,630
Target Corp.	69,700	4,432,920
United Rentals, Inc. *	34,600	1,125,884

		33,352,448

Semiconductors - 2.93%
Asyst Technologies, Inc. *	22,700	164,121
Integrated Device Technology, Inc. *	73,500	1,122,345
Kulicke & Soffa Industries, Inc. *	6,700	70,149
MEMC Electronic Materials, Inc. *	86,700	5,299,104
National Semiconductor Corp.	231,600	6,547,332
NVIDIA Corp. *	121,300	5,010,903
Teradyne, Inc. *	325,100	5,715,258
Tessera Technologies, Inc. *	1,100	44,605

		23,973,817

Software - 2.72%
Microsoft Corp.	715,200	21,076,944
MicroStrategy, Inc., Class A *	12,200	1,152,778

		22,229,722

Steel - 0.81%
Nucor Corp.	112,600	6,603,990

Telecommunications Equipment & Services - 2.77%
Alaska Communications Systems Group, Inc.	3,600	57,024
Citizens Communications Company	71,800	1,096,386
Embarq Corp.	109,800	6,958,026
Verizon Communications, Inc.	353,000	14,533,010

		22,644,446

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telephone - 0.85%
AT&T, Inc.	61,300	$2,543,950
CenturyTel, Inc.	20,900	1,025,145
U.S. Cellular Corp. *	22,100	2,002,260
Windstream Corp.	93,700	1,383,012

		6,954,367

Tobacco - 1.01%
Altria Group, Inc.	88,900	6,235,446
Loews Corp. - Carolina Group	26,400	2,039,928

		8,275,374

Transportation - 0.24%
Con-way, Inc.	38,400	1,929,216

Trucking & Freight - 1.05%
Ryder Systems, Inc.	160,000	8,608,000

TOTAL COMMON STOCKS (Cost $704,738,713)		$731,627,809

SHORT TERM INVESTMENTS - 1.29%
John Hancock Cash Investment Trust (c)	$7,021,353	$7,021,353
U.S. Treasury Bill
zero coupon due 07/19/2007 ****	3,535,000	3,526,509

TOTAL SHORT TERM INVESTMENTS
(Cost $10,547,861)		$10,547,862

REPURCHASE AGREEMENTS - 10.94%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $89,534,308 on 07/02/2007, collateralized by $89,945,000 Federal Home Loan Bank, 5.75% due 06/12/2026 (valued at $91,294,175, including interest)	$89,500,000	$89,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $89,500,000)		$89,500,000

Total Investments (All Cap Core Trust) (Cost $804,786,574) - 101.64%		$831,675,671
Liabilities in Excess of Other Assets - (1.64)%		(13,420,330)

TOTAL NET ASSETS - 100.00%		$818,255,341

All Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.55%

Aerospace - 6.11%
Boeing Company	43,115	$4,145,938
General Dynamics Corp.	69,876	5,465,701
Spirit Aerosystems Holdings, Inc., Class A *	189,255	6,822,643
United Technologies Corp.	106,386	7,545,959

		23,980,241

The accompanying notes are an integral part of the financial statements.          146

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles - 1.59%
Carter’s, Inc. *	128,711	$3,338,763
Phillips-Van Heusen Corp.	48,163	2,917,233

		6,255,996

Broadcasting - 1.44%
Grupo Televisa SA, SADR *	204,583	5,648,537

Business Services - 2.51%
Accenture, Ltd., Class A	156,831	6,726,481
Fiserv, Inc. *	54,826	3,114,117

		9,840,598

Cellular Communications - 1.97%
America Movil SA de CV, Series L, ADR	64,021	3,964,821
China Mobile, Ltd.	349,000	3,753,888

		7,718,709

Chemicals - 1.19%
Syngenta AG *	23,905	4,671,249

Commercial Services - 0.73%
CB Richard Ellis Group, Inc. *	78,748	2,874,302

Computers & Business Equipment - 10.53%
Apple, Inc. *	94,062	11,479,327
Cisco Systems, Inc. *	330,783	9,212,307
Dell, Inc. *	235,124	6,712,790
Hewlett-Packard Company	153,449	6,846,894
Micros Systems, Inc. *	44,756	2,434,726
Research In Motion, Ltd. *	23,200	4,639,768

		41,325,812

Construction & Mining Equipment - 1.32%
National Oilwell, Inc. *	49,888	5,200,325

Cosmetics & Toiletries - 0.72%
Colgate-Palmolive Company	43,344	2,810,858

Crude Petroleum & Natural Gas - 1.16%
Occidental Petroleum Corp.	78,888	4,566,037

Educational Services - 1.35%
Apollo Group, Inc., Class A *	90,711	5,300,244

Electrical Equipment - 2.60%
Cooper Industries, Ltd., Class A	83,319	4,756,681
Emerson Electric Company	116,166	5,436,569

		10,193,250
Electronics - 0.98%
Amphenol Corp., Class A	108,100	3,853,765

Energy - 1.72%
McDermott International, Inc. *	81,368	6,763,308

Financial Services - 6.43%
Ameriprise Financial, Inc.	58,331	3,708,102
Goldman Sachs Group, Inc.	38,711	8,390,609
JP Morgan Chase & Company	154,175	7,469,779
Merrill Lynch & Company, Inc.	67,709	5,659,118

		25,227,608

All Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 0.73%
PepsiCo, Inc.	44,353	$2,876,292

Healthcare Products - 0.94%
Zimmer Holdings, Inc. *	43,367	3,681,425

Healthcare Services - 4.51%
Health Net, Inc. *	136,467	7,205,457
McKesson Corp.	66,048	3,939,103
UnitedHealth Group, Inc.	128,250	6,558,705

		17,703,265

Hotels & Restaurants - 1.34%
Darden Restaurants, Inc.	119,316	5,248,711

Household Products - 1.88%
The Clorox Company	118,734	7,373,381

Industrial Machinery - 2.99%
Cameron International Corp. *	75,663	5,407,635
Komatsu, Ltd.	126,970	3,683,421
Terex Corp. *	32,383	2,632,738

		11,723,794

Industrials - 1.09%
ABB, Ltd.	188,298	4,276,355

Insurance - 2.18%
American International Group, Inc.	54,734	3,833,022
Assurant, Inc.	79,987	4,712,834

		8,545,856

Internet Content - 1.08%
Google, Inc., Class A *	8,113	4,246,182

Internet Retail - 2.28%
Amazon.com, Inc. *	40,281	2,755,623
eBay, Inc. *	192,525	6,195,455

		8,951,078

Investment Companies - 1.18%
The Blackstone Group LP * (a)	157,838	4,619,918

Leisure Time - 0.69%
Electronic Arts, Inc. *	56,893	2,692,177

Manufacturing - 0.74%
Acuity Brands, Inc.	47,914	2,888,256

Medical-Hospitals - 1.88%
Manor Care, Inc.	52,406	3,421,588
VCA Antech, Inc. *	105,528	3,977,350

		7,398,938

Metal & Metal Products - 2.20%
Precision Castparts Corp.	71,060	8,623,842

Office Furnishings & Supplies - 0.98%
OfficeMax, Inc.	98,307	3,863,465

Petroleum Services - 1.40%
Valero Energy Corp.	74,688	5,516,456

Pharmaceuticals - 8.40%
Abbott Laboratories	78,787	4,219,044
Forest Laboratories, Inc. *	74,098	3,382,573

The accompanying notes are an integral part of the financial statements.          147

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Gilead Sciences, Inc. *	116,270	$4,507,788
Merck & Company, Inc.	210,996	10,507,601
Roche Holdings AG	34,032	6,044,079
Shire PLC	172,468	4,293,605

		32,954,690

Publishing - 1.03%
McGraw-Hill Companies, Inc.	59,139	4,026,183

Retail Grocery - 0.71%
Safeway, Inc.	82,511	2,807,849

Retail Trade - 8.50%
Aeropostale, Inc. *	78,493	3,271,588
Best Buy Company, Inc.	70,955	3,311,470
DSW, Inc., Class A * (a)	48,615	1,692,774
Family Dollar Stores, Inc.	268,077	9,200,403
J.C. Penney Company, Inc.	66,981	4,848,085
Longs Drug Stores Corp.	50,837	2,669,959
Nordstrom, Inc.	79,977	4,088,424
PetSmart, Inc.	132,198	4,289,825

		33,372,528

Semiconductors - 2.98%
Microchip Technology, Inc.	107,008	3,963,576
Texas Instruments, Inc.	205,882	7,747,340

		11,710,916
Software - 2.07%
Adobe Systems, Inc. *	95,314	3,826,857
Microsoft Corp.	12,993	382,904
VeriFone Holdings, Inc. *	111,135	3,917,509

		8,127,270

Telecommunications Equipment & Services - 3.42%
Amdocs, Ltd. *	247,408	9,851,787
KDDI Corp.	482	3,566,030

		13,417,817

TOTAL COMMON STOCKS (Cost $314,986,871)		$382,877,483

SHORT TERM INVESTMENTS - 1.04%
John Hancock Cash Investment Trust (c)	$4,089,978	$4,089,978

TOTAL SHORT TERM INVESTMENTS (Cost $4,089,978)		$4,089,978

REPURCHASE AGREEMENTS - 1.16%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.85% to be repurchased at $4,552,839 on 7/01/2007, collateralized by $4,600,000 Federal Home Loan Bank, 5.625% due 03/14/2036 (valued at $4,646,000, including interest)	$4,551,000	$4,551,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,551,000)		$4,551,000

Total Investments (All Cap Growth Trust) (Cost $323,627,849) - 99.75%		$391,518,461
Other Assets in Excess of Liabilities - 0.25%		984,739

TOTAL NET ASSETS - 100.00%		$392,503,200

All Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.78%

Advertising - 0.46%
Interpublic Group of Companies, Inc. (The) *	59,500	$678,300

Aerospace - 3.04%
Alliant Techsystems, Inc. *	13,400	1,328,610
Curtiss-Wright Corp.	14,400	671,184
General Dynamics Corp.	28,000	2,190,160
Moog, Inc., Class A *	7,300	322,003

		4,511,957

Banking - 3.30%
Bank of New York Company, Inc.	38,291	1,586,779
Cullen Frost Bankers, Inc.	49,765	2,660,934
Marshall & Ilsley Corp.	9,236	439,911
TCF Financial Corp.	7,500	208,500

		4,896,124

Business Services - 3.22%
Cadence Design Systems, Inc. *	81,070	1,780,297
R.H. Donnelley Corp. *	11,400	863,892
R.R. Donnelley & Sons Company	32,185	1,400,370
URS Corp. *	15,100	733,105

		4,777,664

Cable and Television - 1.93%
Comcast Corp., Special Class A *	85,994	2,404,392
Time Warner, Inc.	21,800	458,672

		2,863,064

Chemicals - 3.77%
Cabot Corp.	7,900	376,672
Cytec Industries, Inc.	24,900	1,587,873
Eastman Chemical Company	3,730	239,951
Olin Corp.	22,000	462,000
Praxair, Inc.	27,182	1,956,832
Rohm & Haas Company	17,900	978,772

		5,602,100

Commercial Services - 1.01%
Shaw Group, Inc. *	32,521	1,505,397

Computers & Business Equipment - 0.94%
Intermec, Inc. * (a)	6,100	154,391
Sun Microsystems, Inc. *	236,800	1,245,568

		1,399,959

Construction & Mining Equipment - 0.39%
Carbo Ceramics, Inc.	13,396	586,879

Containers & Glass - 0.67%
Ball Corp.	18,669	992,631

Cosmetics & Toiletries - 1.69%
International Flavors & Fragrances, Inc.	16,680	869,695

The accompanying notes are an integral part of the financial statements.          148

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Procter & Gamble Company	26,706	$1,634,140

		2,503,835

Crude Petroleum & Natural Gas - 2.15%
Apache Corp.	7,700	628,243
Chesapeake Energy Corp.	47,700	1,650,420
Forest Oil Corp. *	21,500	908,590

		3,187,253

Domestic Oil - 0.51%
Range Resources Corp.	20,200	755,682

Drugs & Health Care - 1.49%
Wyeth	38,509	2,208,106

Electrical Equipment - 3.86%
Anixter International, Inc. *	24,511	1,843,472
Cooper Industries, Ltd., Class A	11,700	667,953
Emerson Electric Company	25,202	1,179,454
Molex, Inc.	38,426	1,153,164
W.H. Brady Company, Class A	24,100	895,074

		5,739,117

Electrical Utilities - 2.76%
CMS Energy Corp.	30,340	521,848
Dominion Resources, Inc.	10,400	897,624
PNM Resources, Inc.	23,200	644,728
The Southern Company	45,200	1,549,908
Wisconsin Energy Corp.	10,800	477,684

		4,091,792

Electronics - 2.67%
Agilent Technologies, Inc. *	28,900	1,110,916
Rogers Corp. *	18,400	680,800
Zebra Technologies Corp., Class A *	56,200	2,177,188

		3,968,904

Energy - 0.21%
Hanover Compressor Company *	13,200	314,820

Financial Services - 4.11%
Citigroup, Inc.	52,222	2,678,466
GATX Corp.	11,900	586,075
JP Morgan Chase & Company	42,900	2,078,505
Mellon Financial Corp.	17,100	752,400

		6,095,446

Food & Beverages - 2.95%
Coca-Cola Enterprises, Inc.	25,800	619,200
Diageo PLC, SADR	20,400	1,699,524
PepsiCo, Inc.	31,821	2,063,592

		4,382,316

Gas & Pipeline Utilities - 1.47%
AGL Resources, Inc.	8,300	335,984
El Paso Corp.	57,200	985,556
UGI Corp.	31,500	859,320

		2,180,860

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Gold - 1.34%
Barrick Gold Corp.	68,445	$1,989,696

Healthcare Products - 1.15%
Patterson Companies, Inc. *	23,000	857,210
Zimmer Holdings, Inc. *	10,000	848,900

		1,706,110

Healthcare Services - 0.85%
IMS Health, Inc.	39,400	1,265,922

Holdings Companies/Conglomerates - 5.07%
Berkshire Hathaway, Inc., Class B *	650	2,343,250
General Electric Company	135,321	5,180,088

		7,523,338

Industrial Machinery - 2.52%
Caterpillar, Inc.	20,800	1,628,640
IDEX Corp.	34,183	1,317,413
Kennametal, Inc.	9,700	795,691

		3,741,744

Insurance - 3.66%
American International Group, Inc.	50,900	3,564,527
Hartford Financial Services Group, Inc.	12,100	1,191,971
Progressive Corp.	28,100	672,433

		5,428,931

International Oil - 7.61%
Chevron Corp.	21,700	1,828,008
EnCana Corp. (a)	32,400	1,990,980
Exxon Mobil Corp.	89,209	7,482,851

		11,301,839

Internet Retail - 0.51%
IAC/InterActiveCorp. *	21,895	757,786

Internet Software - 0.75%
McAfee, Inc. *	31,601	1,112,355

Liquor - 0.97%
Anheuser-Busch Companies, Inc.	18,000	938,880
Brown Forman Corp., Class B	6,900	504,252

		1,443,132

Manufacturing - 6.63%
AptarGroup, Inc.	22,400	796,544
Carlisle Companies, Inc.	152,746	7,104,217
Eaton Corp.	8,710	810,030
Hexcel Corp. *	29,700	625,779
Trinity Industries, Inc.	11,784	513,075

		9,849,645

Metal & Metal Products - 1.19%
Quanex Corp.	36,439	1,774,579

Mining - 0.69%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	12,300	1,018,686

Petroleum Services - 2.11%
BJ Services Company	51,500	1,464,660
Halliburton Company	29,242	1,008,849

The accompanying notes are an integral part of the financial statements.          149

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Superior Energy Services, Inc. *	16,700	$666,664

		3,140,173
Pharmaceuticals - 7.46%
Abbott Laboratories	62,000	3,320,100
Bristol-Myers Squibb Company	21,800	688,008
Eli Lilly & Company	20,000	1,117,600
Mylan Laboratories, Inc.	62,602	1,138,731
Novartis AG, SADR	33,130	1,857,599
Schering-Plough Corp.	33,196	1,010,486
Teva Pharmaceutical Industries, Ltd., SADR	47,000	1,938,750

		11,071,274

Retail Grocery - 1.33%
The Kroger Company	70,066	1,970,957

Retail Trade - 2.82%
Costco Wholesale Corp.	28,000	1,638,560
Macy's, Inc.	29,220	1,162,372
MSC Industrial Direct Company, Inc., Class A	25,100	1,380,500

		4,181,432

Steel - 2.61%
Carpenter Technology Corp.	29,800	3,883,238

Telecommunications Equipment &
Services - 2.21%
Corning, Inc. *	71,000	1,814,050
JDS Uniphase Corp. *	40,800	547,944
Tellabs, Inc. *	85,503	920,012

		3,282,006

Telephone - 3.40%
AT&T, Inc.	112,277	4,659,496
Qwest Communications International, Inc. *	39,500	383,150

		5,042,646

Trucking & Freight - 2.30%
Oshkosh Truck Corp.	54,200	3,410,264

TOTAL COMMON STOCKS (Cost $130,904,273)		$148,137,959

SHORT TERM INVESTMENTS - 1.46%
John Hancock Cash Investment Trust (c)	$2,162,466	$2,162,466

TOTAL SHORT TERM INVESTMENTS (Cost $2,162,466)		$2,162,466

Total Investments (All Cap Value Trust) (Cost $133,066,739) - 101.24%		$150,300,425
Liabilities in Excess of Other Assets - (1.24)%		(1,843,224)

TOTAL NET ASSETS - 100.00%		$148,457,201

American Asset Allocation Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Asset Allocation Trust - Class 1	4,254,088	$81,210,533

TOTAL INVESTMENT COMPANIES (Cost $83,229,984)		$81,210,533

Total Investments (American Asset Allocation Trust) (Cost $83,229,984) - 100.00%		$81,210,533
Liabilities in Excess of Other Assets - 0.00%		(1,275)

TOTAL NET ASSETS - 100.00%		$81,209,258

American Blue Chip Income & Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Trust - Class 2	16,857,998	$205,836,152

TOTAL INVESTMENT COMPANIES (Cost $169,581,528)		$205,836,152

Total Investments (American Blue Chip Income & Growth Trust) (Cost $169,581,528) - 100.01%		$205,836,152
Liabilities in Excess of Other Assets - (0.01)%		(14,751)

TOTAL NET ASSETS - 100.00%		$205,821,401

American Bond Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Bond Trust, Class 2	68,915,787	$778,059,234

TOTAL INVESTMENT COMPANIES (Cost $781,328,940)		$778,059,234

Total Investments (American Bond Trust) (Cost $781,328,940) - 100.00%		$778,059,234
Liabilities in Excess of Other Assets - 0.00%		(27,960)

TOTAL NET ASSETS - 100.00%		$778,031,274

American Global Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Global Growth Trust - Class 1	1,280,496	$31,333,730

TOTAL INVESTMENT COMPANIES (Cost $32,356,853)		$31,333,730

Total Investments (American Global Growth Trust) (Cost $32,356,853) - 100.01%		$31,333,730
Liabilities in Excess of Other Assets - (0.01)%		(2,063)

TOTAL NET ASSETS - 100.00%		$31,331,667

The accompanying notes are an integral part of the financial statements.          150

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

American Global Small Capitalization Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.02%

American Funds Insurance Series - 100.02%
American Global Small Capitalization Trust - Class 1	410,342	$11,255,668

TOTAL INVESTMENT COMPANIES (Cost $11,629,443)		$11,255,668

Total Investments (American Global Small Capitalization Trust) (Cost $11,629,443) - 100.02%		$11,255,668
Liabilities in Excess of Other Assets - (0.02)%		(1,907)

TOTAL NET ASSETS - 100.00%		$11,253,761

American Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth Trust - Class 2	26,683,590	$1,763,518,456

TOTAL INVESTMENT COMPANIES (Cost $1,421,703,989)		$1,763,518,456

Total Investments (American Growth Trust) (Cost $1,421,703,989) - 100.00%		$1,763,518,456
Liabilities in Excess of Other Assets - 0.00%		(58,264)

TOTAL NET ASSETS - 100.00%		$1,763,460,192

American Growth-Income Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth-Income Trust - Class 2	32,218,988	$1,419,246,440

TOTAL INVESTMENT COMPANIES (Cost $1,183,449,298)		$1,419,246,440

Total Investments (American Growth-Income Trust) (Cost $1,183,449,298) - 100.00%		$1,419,246,440
Liabilities in Excess of Other Assets - 0.00%		(48,910)

TOTAL NET ASSETS - 100.00%		$1,419,197,530

American High-Income Bond Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 99.98%

American Funds Insurance Series - 99.98%
American High Income Bond Trust - Class 1	626,968	$7,912,331

TOTAL INVESTMENT COMPANIES (Cost $8,340,300)		$7,912,331

Total Investments (American High-Income Bond Trust) (Cost $8,340,300) - 99.98%		$7,912,331
Other Assets in Excess of Liabilities - 0.02%		1,206

TOTAL NET ASSETS - 100.00%		$7,913,537

American International Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American International Trust - Class 2	51,166,552	$1,202,413,976

TOTAL INVESTMENT COMPANIES (Cost $915,126,711)		$1,202,413,976

Total Investments (American International Trust) (Cost $915,126,711) - 100.00%		$1,202,413,976
Liabilities in Excess of Other Assets - 0.00%		(42,392)

TOTAL NET ASSETS - 100.00%		$1,202,371,584

American New World Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.03%

American Funds Insurance Series - 100.03%
American New World Trust - Class 1	338,086	$7,806,403

TOTAL INVESTMENT COMPANIES (Cost $8,109,109)		$7,806,403

Total Investments (American New World Trust) (Cost $8,109,109) - 100.03%		$7,806,403
Liabilities in Excess of Other Assets - (0.03)%		(1,976)

TOTAL NET ASSETS - 100.00%		$7,804,427

Blue Chip Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.50%

Advertising - 0.80%
Monster Worldwide, Inc. *	327,000	$13,439,700
Omnicom Group, Inc.	191,300	10,123,596

		23,563,296

The accompanying notes are an integral part of the financial statements.          151

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aerospace - 1.66%
General Dynamics Corp.	362,674	$28,368,360
Rockwell Collins, Inc.	140,299	9,910,722
United Technologies Corp.	146,800	10,412,524

		48,691,606
Agriculture - 0.93%
Monsanto Company	403,804	27,272,922

Apparel & Textiles - 0.60%
Coach, Inc. *	372,500	17,652,775

Banking - 0.87%
Northern Trust Corp.	398,589	25,605,357

Biotechnology - 1.31%
Amgen, Inc. *	11,545	638,323
Genentech, Inc. *	498,922	37,748,439

		38,386,762

Broadcasting - 0.32%
Grupo Televisa SA, SADR *	341,600	9,431,576

Building Materials & Construction - 0.48%
Foster Wheeler, Ltd. *	130,800	13,994,292

Business Services - 1.59%
Accenture, Ltd., Class A	153,000	6,562,170
Automatic Data Processing, Inc.	782,781	37,941,395
Paychex, Inc.	54,643	2,137,634

		46,641,199

Cable and Television - 1.64%
Rogers Communications, Inc. (a)	697,668	29,643,913
Time Warner, Inc.	262,914	5,531,711
Viacom, Inc., Class B *	309,910	12,901,553

		48,077,177

Cellular Communications - 1.67%
America Movil SA de CV, Series L, ADR	686,451	42,511,910
Metropcs Communications, Inc. *	195,900	6,472,536

		48,984,446

Computers & Business Equipment - 5.85%
Apple, Inc. *	370,200	45,179,208
Cisco Systems, Inc. *	1,904,618	53,043,611
Dell, Inc. *	583,073	16,646,734
EMC Corp. *	947,352	17,147,071
Hewlett-Packard Company	182,300	8,134,226
Juniper Networks, Inc. *	1,246,821	31,382,485

		171,533,335

Construction & Mining Equipment - 0.23%
Joy Global, Inc.	114,900	6,702,117

Cosmetics & Toiletries - 1.22%
Procter & Gamble Company	582,374	35,635,465

Crude Petroleum & Natural Gas - 0.43%
EOG Resources, Inc.	120,200	8,781,812
Sunoco, Inc.	46,900	3,736,992

		12,518,804

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care - 1.34%
Novartis AG	249,566	$14,067,522
Wyeth	440,254	25,244,165

		39,311,687

Electronics - 0.98%
Harman International Industries, Inc.	211,760	24,733,568
Thermo Electron Corp. *	76,700	3,966,924

		28,700,492
Energy - 0.30%
McDermott International, Inc. *	106,400	8,843,968

Financial Services - 15.91%
American Express Company	690,252	42,229,617
Ameriprise Financial, Inc.	211,051	13,416,512
Charles Schwab Corp.	1,317,586	27,036,865
Chicago Merchantile Exchange Holdings, Inc. (a)	22,000	11,755,920
Citigroup, Inc.	681,017	34,929,362
Countrywide Financial Corp.	440,300	16,004,905
Deutsche Boerse AG	17,200	1,947,485
E*TRADE Financial Corp. *	729,429	16,113,087
Franklin Resources, Inc.	360,765	47,790,539
Goldman Sachs Group, Inc.	184,876	40,071,873
Interactive Brokers Group, Inc. *	64,600	1,752,598
IntercontinentalExchange, Inc. *	57,500	8,501,375
Legg Mason, Inc.	253,870	24,975,731
Mellon Financial Corp.	349,461	15,376,284
Merrill Lynch & Company, Inc.	223,290	18,662,578
Morgan Stanley	467,900	39,247,452
State Street Corp.	748,235	51,179,274
UBS AG (c)	601,998	36,195,615
Wells Fargo & Company (c)	546,192	19,209,573

		466,396,645

Food & Beverages - 0.76%
PepsiCo, Inc.	251,004	16,277,610
Sysco Corp.	182,595	6,023,809

		22,301,419

Healthcare Products - 3.22%
Alcon, Inc.	75,900	10,239,669
Baxter International, Inc.	87,900	4,952,286
Medtronic, Inc.	672,636	34,882,903
St. Jude Medical, Inc. *	539,636	22,389,498
Stryker Corp.	345,979	21,827,815

		94,292,171

Healthcare Services - 4.68%
Cardinal Health, Inc.	204,495	14,445,527
Express Scripts, Inc. *	384,400	19,223,844
Humana, Inc. *	180,400	10,988,164
Laboratory Corp. of America Holdings *	107,900	8,444,254
Medco Health Solutions, Inc. *	276,900	21,595,431
UnitedHealth Group, Inc.	531,759	27,194,155
WellPoint, Inc. *	443,872	35,434,302

		137,325,677

The accompanying notes are an integral part of the financial statements.          152

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Holdings Companies/Conglomerates - 3.60%
General Electric Company	2,756,101	$105,503,546

Hotels & Restaurants - 1.37%
Marriott International, Inc., Class A	435,688	18,839,149
McDonald’s Corp.	80,300	4,076,028
Wynn Resorts, Ltd. * (a)	193,127	17,321,561

		40,236,738

Household Products - 0.02%
Fortune Brands, Inc.	6,238	513,824

Insurance - 3.97%
Aetna, Inc.	552,148	27,276,111
American International Group, Inc.	649,974	45,517,679
Hartford Financial Services Group, Inc.	119,484	11,770,369
Prudential Financial, Inc.	326,800	31,774,764

		116,338,923

International Oil - 1.71%
Exxon Mobil Corp.	424,638	35,618,635
Murphy Oil Corp.	245,458	14,590,024

		50,208,659

Internet Content - 2.70%
Google, Inc., Class A *	137,166	71,789,941
Yahoo!, Inc. *	266,632	7,233,726

		79,023,667

Internet Retail - 2.53%
Amazon.com, Inc. *	743,289	50,848,401
eBay, Inc. *	729,535	23,476,436

		74,324,837

Leisure Time - 1.24%
Electronic Arts, Inc. *	332,700	15,743,364
International Game Technology	304,402	12,084,759
MGM MIRAGE *	102,700	8,470,696

		36,298,819

Manufacturing - 2.74%
Danaher Corp.	893,563	67,464,007
Illinois Tool Works, Inc.	235,274	12,749,498

		80,213,505

Mining - 0.29%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	103,200	8,547,024

Petroleum Services - 6.12%
Baker Hughes, Inc.	439,059	36,938,034
Schlumberger, Ltd. (a)	814,692	69,199,938
Smith International, Inc.	825,572	48,411,542
Total SA, ADR	306,208	24,796,724

		179,346,238

Pharmaceuticals - 5.10%
Allergan, Inc.	202,600	11,677,864
Celgene Corp. *	381,800	21,888,594
Eli Lilly & Company	185,400	10,360,152
Gilead Sciences, Inc. * (a)	1,125,562	43,638,039

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Merck & Company, Inc.	343,000	$17,081,400
Roche Holdings AG	144,495	25,662,293
Schering-Plough Corp.	490,000	14,915,600
Sepracor, Inc. *	101,612	4,168,124

		149,392,066

Retail Trade - 6.26%
Bed Bath & Beyond, Inc. *	364,300	13,111,157
CVS Caremark Corp.	1,418,967	51,721,347
Home Depot, Inc.	448,648	17,654,299
Kohl’s Corp. *	671,330	47,684,570
Target Corp.	571,322	36,336,079
Wal-Mart Stores, Inc.	356,164	17,135,050

		183,642,502

Semiconductors - 5.33%
Analog Devices, Inc.	539,443	20,304,635
Applied Materials, Inc.	257,200	5,110,564
ASML Holding N.V. * (a)	450,500	12,366,225
Intel Corp.	930,992	22,120,370
Marvell Technology Group, Ltd. *	1,434,610	26,124,248
Maxim Integrated Products, Inc.	620,872	20,743,334
Texas Instruments, Inc.	648,018	24,384,917
Xilinx, Inc.	932,625	24,966,371

		156,120,664

Software - 5.00%
Adobe Systems, Inc. *	394,275	15,830,141
Autodesk, Inc. *	563,300	26,520,164
Intuit, Inc. *	254,822	7,665,046
Microsoft Corp.	2,470,640	72,809,761
Oracle Corp. *	1,211,662	23,881,858

		146,706,970

Telecommunications Equipment &
Services - 4.12%
American Tower Corp., Class A *	952,338	39,998,196
Corning, Inc. *	554,215	14,160,193
Ericsson LM, Series B	4,101,600	16,447,729
Nokia Oyj, SADR	943,428	26,519,761
QUALCOMM, Inc.	542,577	23,542,416

		120,668,295

Telephone - 0.24%
AT&T, Inc.	168,300	6,984,450

Transportation - 0.37%
Expeditors International of Washington, Inc.	260,600	10,762,780

TOTAL COMMON STOCKS (Cost $2,285,057,189)		$2,916,696,695

SHORT TERM INVESTMENTS - 3.22%
John Hancock Cash Investment Trust (c)	$78,395,251	$78,395,251
T. Rowe Price Reserve Investment Fund	15,999,679	15,999,679

TOTAL SHORT TERM INVESTMENTS
(Cost $94,394,930)		$94,394,930

The accompanying notes are an integral part of the financial statements.          153

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$2,000,767 on 07/02/2007,
collateralized by $2,155,000
Federal National Mortgage
Association, 5.60% due
05/15/2037 (valued at $2,044,449,
including interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Blue Chip Growth Trust)
(Cost $2,381,452,119) - 102.79%		$3,013,091,625
Liabilities in Excess of Other Assets - (2.79)%		(81,910,436)

TOTAL NET ASSETS - 100.00%		$2,931,181,189

Capital Appreciation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.76%

Aerospace - 4.28%
Boeing Company	245,900	$23,645,744
United Technologies Corp.	308,400	21,874,812

		45,520,556

Agriculture - 1.53%
Monsanto Company	240,400	16,236,616

Apparel & Textiles - 3.54%
Coach, Inc. *	494,144	23,417,484
NIKE, Inc., Class B	244,708	14,264,030

		37,681,514

Biotechnology - 2.08%
Genentech, Inc. *	291,969	22,090,375

Broadcasting - 1.82%
News Corp., Class A	914,600	19,398,666

Cellular Communications - 1.53%
NII Holdings, Inc. *	201,000	16,228,740

Computers & Business Equipment - 9.87%
Apple, Inc. *	246,044	30,027,210
Cisco Systems, Inc. *	922,665	25,696,220
Hewlett-Packard Company	474,500	21,172,190
Juniper Networks, Inc. *	421,700	10,614,189
Research In Motion, Ltd. *	87,400	17,479,126

		104,988,935

Cosmetics & Toiletries - 3.37%
Colgate-Palmolive Company	283,500	18,384,975
Procter & Gamble Company	286,075	17,504,929

		35,889,904

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 1.00%
Occidental Petroleum Corp.	183,600	$10,626,768

Drugs & Health Care - 1.81%
Wyeth	335,700	19,249,038

Electronics - 0.30%
Sony Corp.	62,700	3,220,899

Financial Services - 8.79%
American Express Company	214,426	13,118,583
Charles Schwab Corp.	653,069	13,400,976
Goldman Sachs Group, Inc.	111,190	24,100,432
Lazard, Ltd., Class A	191,800	8,636,754
NYSE Euronext (a)	202,300	14,893,326
UBS AG	323,800	19,431,238

		93,581,309

Food & Beverages - 2.06%
PepsiCo, Inc.	338,765	21,968,910

Healthcare Products - 4.60%
Alcon, Inc. (a)	134,481	18,142,832
Baxter International, Inc.	283,400	15,966,756
St. Jude Medical, Inc. *	358,326	14,866,946

		48,976,534

Holdings Companies/Conglomerates - 2.29%
General Electric Company	636,112	24,350,367

Hotels & Restaurants - 1.73%
Marriott International, Inc., Class A	302,900	13,097,396
Starbucks Corp. *	203,000	5,326,720

		18,424,116

Insurance - 2.35%
American International Group, Inc.	357,748	25,053,092

Internet Content - 4.85%
Google, Inc., Class A *	98,707	51,661,270

Internet Retail - 1.07%
eBay, Inc. *	354,900	11,420,682

Internet Software - 0.79%
Akamai Technologies, Inc. *	172,900	8,409,856

Leisure Time - 5.09%
Electronic Arts, Inc. *	157,592	7,457,253
International Game Technology	300,100	11,913,970
Las Vegas Sands Corp. *	59,400	4,537,566
Walt Disney Company	886,200	30,254,868

		54,163,657

Petroleum Services - 1.54%
Schlumberger, Ltd.	137,906	11,713,736
Suncor Energy, Inc.	51,800	4,657,856

		16,371,592

Pharmaceuticals - 12.62%
Abbott Laboratories (a)	389,000	20,830,950
Elan Corp. PLC, ADR *	251,000	5,504,430
Gilead Sciences, Inc. *	929,228	36,026,169

The accompanying notes are an integral part of the financial statements.          154

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Merck & Company, Inc.	125,800	$6,264,840
Novartis AG, SADR	228,824	12,830,162
Roche Holdings, Ltd., SADR	305,789	27,120,824
Schering-Plough Corp.	422,200	12,851,768
Teva Pharmaceutical Industries, Ltd., SADR	313,400	12,927,750

		134,356,893

Publishing - 0.96%
McGraw-Hill Companies, Inc.	150,000	10,212,000

Retail Trade - 4.56%
Costco Wholesale Corp.	107,100	6,267,492
Kohl’s Corp. *	141,900	10,079,157
Lowe’s Companies, Inc.	344,200	10,563,498
Saks, Inc.	377,500	8,059,625
Target Corp.	213,707	13,591,765

		48,561,537

Semiconductors - 5.41%
Broadcom Corp., Class A *	277,250	8,109,563
Intel Corp.	1,011,100	24,023,736
Marvell Technology Group, Ltd. *	929,550	16,927,105
NVIDIA Corp. *	206,500	8,530,515

		57,590,919

Software - 5.69%
Adobe Systems, Inc. *	766,385	30,770,358
Infosys Technologies, Ltd., ADR	136,500	6,876,870
Microsoft Corp.	776,169	22,873,700

		60,520,928

Telecommunications Equipment & Services - 3.23%
Ciena Corp. *	185,400	6,698,502
QUALCOMM, Inc.	637,600	27,665,464

		34,363,966

TOTAL COMMON STOCKS (Cost $930,059,122)		$1,051,119,639

SHORT TERM INVESTMENTS - 3.42%
John Hancock Cash Investment Trust (c)	$36,393,945	$36,393,945

TOTAL SHORT TERM INVESTMENTS
(Cost $36,393,945)		$36,393,945

REPURCHASE AGREEMENTS - 1.91%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$20,353,799 on 07/02/2007,
collateralized by $21,760,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at
$20,753,600, including interest)	$20,346,000	$20,346,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,346,000)		$20,346,000

Total Investments (Capital Appreciation Trust) (Cost $986,799,067) - 104.09%		$1,107,859,584
Liabilities in Excess of Other Assets - (4.09)%		(43,516,782)

TOTAL NET ASSETS - 100.00%		$1,064,342,802

Classic Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.60%

Aerospace - 2.04%
Northrop Grumman Corp.	22,300	$1,736,501

Auto Parts - 2.27%
Magna International, Inc., Class A	21,250	1,933,538

Banking - 4.74%
Bank of America Corp.	51,700	2,527,613
Comerica, Inc.	25,225	1,500,131

		4,027,744

Biotechnology - 2.10%
Amgen, Inc. *	32,350	1,788,632

Business Services - 3.62%
Affiliated Computer Services, Inc., Class A *	23,875	1,354,190
Computer Sciences Corp. *	29,200	1,727,180

		3,081,370

Cosmetics & Toiletries - 0.86%
Kimberly-Clark Corp.	10,875	727,429

Electrical Utilities - 1.75%
Wisconsin Energy Corp.	33,575	1,485,022

Electronics - 2.04%
L-3 Communications Holdings, Inc.	17,800	1,733,542

Energy - 1.75%
Sempra Energy	25,200	1,492,596

Financial Services - 22.37%
Capital One Financial Corp.	21,075	1,653,123
Citigroup, Inc.	73,925	3,791,613
Countrywide Financial Corp.	22,075	802,426
Federal Home Loan Mortgage Corp.	64,225	3,898,458
Federal National Mortgage Association	54,500	3,560,485
Fidelity National Financial, Inc., Class A	21,242	503,435
Lehman Brothers Holdings, Inc.	21,350	1,591,002
Morgan Stanley (c)	17,525	1,469,997
Washington Mutual, Inc.	41,150	1,754,636

		19,025,175

Food & Beverages - 1.78%
Kraft Foods, Inc., Class A	21,825	769,331
Sara Lee Corp.	42,775	744,285

		1,513,616

Healthcare Products - 2.94%
Johnson & Johnson	40,600	2,501,772

Household Appliances - 2.71%
Whirlpool Corp.	20,700	2,301,840

Insurance - 14.66%
Allstate Corp.	45,775	2,815,620
Aon Corp.	19,525	831,960

The accompanying notes are an integral part of the financial statements.          155

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Classic Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
MetLife, Inc.	36,225	$2,335,788
Progressive Corp.	33,775	808,236
Torchmark Corp.	36,700	2,458,900
XL Capital, Ltd., Class A	38,125	3,213,556

		12,464,060

International Oil - 2.26%
BP PLC, ADR	26,600	1,918,924

Manufacturing - 2.03%
Tyco International, Ltd.	51,125	1,727,514

Pharmaceuticals - 7.29%
AmerisourceBergen Corp.	40,175	1,987,457
Bristol-Myers Squibb Company	51,625	1,629,285
Pfizer, Inc.	100,850	2,578,735

		6,195,477

Railroads & Equipment - 0.98%
Union Pacific Corp.	7,275	837,716

Retail Trade - 9.73%
Home Depot, Inc.	66,850	2,630,547
The TJX Companies, Inc.	90,750	2,495,625
Wal-Mart Stores, Inc.	65,350	3,143,989

		8,270,161

Software - 5.89%
CA, Inc.	90,200	2,329,866
Microsoft Corp.	61,900	1,824,193
Oracle Corp. *	43,175	850,979

		5,005,038

Telecommunications Equipment &
Services - 3.79%
Alcatel SA, SADR	230,432	3,226,048

TOTAL COMMON STOCKS (Cost $75,131,213)		$82,993,715

REPURCHASE AGREEMENTS - 2.95%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$2,509,962 on 7/02/2007,
collateralized by $2,625,000
Federal National Mortgage
Association, 5.45% due
10/18/2021 (valued at $2,562,656,
including interest)	$2,509,000	$2,509,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,509,000)		$2,509,000

Total Investments (Classic Value Trust)
(Cost $77,640,213) - 100.55%		$85,502,715
Liabilities in Excess of Other Assets - (0.55)%		(471,498)

TOTAL NET ASSETS - 100.00%		$85,031,217

Core Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.78%

Automobiles - 0.55%
General Motors Corp.	91,800	$3,470,040

Cable and Television - 4.34%
DIRECTV Group, Inc. *	517,300	11,954,803
Time Warner, Inc.	727,200	15,300,288

		27,255,091

Cellular Communications - 0.63%
Motorola, Inc.	224,000	3,964,800

Computers & Business Equipment - 6.27%
Cisco Systems, Inc. *	357,800	9,964,730
Hewlett-Packard Company	263,200	11,743,984
International Business Machines Corp.	90,400	9,514,600
Seagate Technology	374,200	8,146,334

		39,369,648

Electrical Utilities - 5.17%
The AES Corp. *	1,484,600	32,483,048

Financial Services - 11.56%
Capital One Financial Corp.	134,800	10,573,712
Citigroup, Inc.	318,200	16,320,478
Countrywide Financial Corp.	512,000	18,611,200
JP Morgan Chase & Company	558,900	27,078,705

		72,584,095

Healthcare Services - 6.24%
Health Net, Inc. *	215,500	11,378,400
UnitedHealth Group, Inc.	543,500	27,794,590

		39,172,990

Holdings Companies/Conglomerates - 1.92%
General Electric Company	315,100	12,062,028

Homebuilders - 3.06%
Beazer Homes USA, Inc.	71,900	1,773,773
Centex Corp.	186,990	7,498,299
Pulte Homes, Inc.	333,800	7,493,810
Ryland Group, Inc.	64,875	2,424,379

		19,190,261

Insurance - 6.24%
Aetna, Inc.	489,200	24,166,480
American International Group, Inc.	214,500	15,021,435

		39,187,915

Internet Content - 8.39%
Google, Inc., Class A *	60,500	31,664,490
Yahoo!, Inc. *	774,400	21,009,472

		52,673,962

Internet Retail - 15.54%
Amazon.com, Inc. *	674,400	46,135,703
eBay, Inc. *	542,200	17,447,996
Expedia, Inc. *	565,516	16,563,964
IAC/InterActiveCorp. *	503,300	17,419,213

		97,566,876

Leisure Time - 1.51%
Electronic Arts, Inc. *	200,400	9,482,928

The accompanying notes are an integral part of the financial statements.          156

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing - 5.60%
Tyco International, Ltd.	1,040,600	$35,161,874

Pharmaceuticals - 1.59%
Pfizer, Inc.	391,415	10,008,481

Photography - 2.88%
Eastman Kodak Company	649,900	18,086,717

Retail Trade - 6.26%
Home Depot, Inc.	361,200	14,213,220
Sears Holdings Corp. *	147,800	25,052,100

		39,265,320
Software - 1.29%
CA, Inc.	313,125	8,088,019

Telephone - 9.74%
Qwest Communications International, Inc. *	2,964,300	28,753,710
Sprint Nextel Corp.	1,563,300	32,375,943

		61,129,653

TOTAL COMMON STOCKS (Cost $533,109,472)		$620,203,746

REPURCHASE AGREEMENTS - 1.00%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$6,270,403 on 07/02/2007,
collateralized by $5,910,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at $6,397,575,
including interest)	$6,268,000	$6,268,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,268,000)		$6,268,000

Total Investments (Core Equity Trust)
(Cost $539,377,472) - 99.78%		$626,471,746
Other Assets in Excess of Liabilities - 0.22%		1,357,160

TOTAL NET ASSETS - 100.00%		$627,828,906

Dynamic Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.96%

Aerospace - 1.78%
BE Aerospace, Inc. *	66,200	$2,734,060

Apparel & Textiles - 13.34%
Coach, Inc. *	136,400	6,463,996
Guess?, Inc.	110,200	5,294,008
Polo Ralph Lauren Corp., Class A	89,300	8,761,223

		20,519,227

Biotechnology - 1.54%
Cephalon, Inc. *	29,500	2,371,505

Dynamic Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 2.17%
NII Holdings, Inc. *	41,400	$3,342,636

Computers & Business Equipment - 1.75%
Network Appliance, Inc. *	92,300	2,695,160

Construction & Mining Equipment - 5.51%
Joy Global, Inc.	70,350	4,103,516
National Oilwell, Inc. *	19,600	2,043,104
Rowan Companies, Inc.	56,900	2,331,762

		8,478,382

Crude Petroleum & Natural Gas - 5.03%
Southwestern Energy Company *	88,900	3,956,050
Ultra Petroleum Corp. *	68,400	3,778,416

		7,734,466

Drugs & Health Care - 1.60%
Mentor Corp. (a)	60,400	2,457,072

Electrical Equipment - 1.34%
Wesco International, Inc. *	34,100	2,061,345

Financial Services - 8.37%
Affiliated Managers Group, Inc. * (a)	53,100	6,837,156
Nasdaq Stock Market, Inc. * (a)	95,900	2,849,189
T. Rowe Price Group, Inc. (c)	61,300	3,180,857

		12,867,202

Healthcare Products - 7.81%
Hologic, Inc. * (a)	55,000	3,042,050
Kyphon, Inc. *	52,300	2,518,245
NutriSystem, Inc. *	92,500	6,460,200

		12,020,495

Healthcare Services - 3.81%
Covance, Inc. *	35,500	2,433,880
Pediatrix Medical Group, Inc. *	62,200	3,430,330

		5,864,210

Industrial Machinery - 4.52%
Terex Corp. *	85,600	6,959,280

Industrials - 0.54%
Aecom Technology Corp. *	33,300	826,173

Internet Software - 8.31%
Akamai Technologies, Inc. *	107,800	5,243,392
Digital River, Inc. *	66,600	3,013,650
F5 Networks, Inc. *	56,200	4,529,720

		12,786,762

Life Sciences - 1.60%
Pharmaceutical Product Development, Inc.	64,200	2,456,934

Manufacturing - 3.07%
Roper Industries, Inc.	82,600	4,716,460

Retail Trade - 8.52%
Abercrombie & Fitch Company, Class A	26,600	1,941,268
Children’s Place Retail Stores, Inc. *	30,000	1,549,200
Coldwater Creek, Inc. * (a)	181,100	4,206,953

The accompanying notes are an integral part of the financial statements.          157

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Dynamic Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Urban Outfitters, Inc. *	224,900	$5,404,347

		13,101,768

Semiconductors - 5.83%
MEMC Electronic Materials, Inc. *	122,500	7,487,200
Tessera Technologies, Inc. *	36,400	1,476,020

		8,963,220

Steel - 1.06%
Allegheny Technologies, Inc.	15,600	1,636,128

Telecommunications Equipment &
Services - 4.89%
Comverse Technology, Inc. *	208,400	4,345,140
SBA Communications Corp. *	94,500	3,174,255

		7,519,395

Trucking & Freight - 3.57%
Oshkosh Truck Corp.	87,200	5,486,624

TOTAL COMMON STOCKS (Cost $104,017,502)		$147,598,504

SHORT TERM INVESTMENTS - 11.22%
John Hancock Cash Investment Trust (c)	$17,249,297	$17,249,297

TOTAL SHORT TERM INVESTMENTS
(Cost $17,249,297)		$17,249,297

REPURCHASE AGREEMENTS - 4.11%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$6,317,421 on 07/02/2007,
collateralized by $6,635,000
Federal Home Loan Mortgage
Corp., 6.00% due 04/16/2037
(valued at $6,444,244, including
interest)	$6,315,000	$6,315,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,315,000)		$6,315,000

Total Investments (Dynamic Growth Trust)
(Cost $127,581,799) - 111.29%		$171,162,801
Liabilities in Excess of Other Assets - (11.29)%		(17,357,112)

TOTAL NET ASSETS - 100.00%		$153,805,689

Emerging Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.36%

Advertising - 0.90%
Aquantive, Inc. *	4,100	$261,580

Aerospace - 1.64%
Argon ST, Inc. *	20,430	474,180

Emerging Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Auto Parts - 1.18%
LKQ Corp. *	13,850	$341,541

Banking - 3.94%
Boston Private Financial Holdings, Inc.	12,700	341,249
IBERIABANK Corp.	5,000	247,250
PrivateBancorp, Inc. (a)	8,800	253,440
Umpqua Holdings Corp.	12,720	299,047

		1,140,986

Biotechnology - 3.56%
Advanced Magnetics, Inc. *	5,750	334,420
Exelixis, Inc. *	27,600	333,960
Martek Biosciences Corp. * (a)	14,000	363,580

		1,031,960

Broadcasting - 0.86%
Acacia Research - Acacia Technologies *	15,500	250,480

Buildings - 0.06%
Modtech Holdings, Inc. *	6,100	16,470

Business Services - 7.52%
Access Integrated Technologies, Inc. * (a)	25,650	207,508
Barrett Business Services, Inc.	16,950	437,819
Euronet Worldwide, Inc. * (a)	27,150	791,694
FTI Consulting, Inc. *	11,900	452,557
Hill International, Inc. * (a)	27,350	201,843
Seachange International, Inc. *	11,100	86,136

		2,177,557

Chemicals - 0.32%
American Vanguard Corp. (a)	6,500	93,080

Commercial Services - 7.06%
Color Kinetics, Inc. *	21,900	731,679
Providence Service Corp. * (a)	15,230	406,946
Stantec, Inc. *	14,150	463,129
Team, Inc. *	9,850	442,955

		2,044,709

Computers & Business Equipment - 3.82%
Lasercard Corp. * (a)	33,900	370,188
Stratasys, Inc. * (a)	4,250	199,665
Trident Microsystems, Inc. *	29,300	537,655

		1,107,508

Drugs & Health Care - 1.45%
Matrixx Initiatives, Inc. *	20,050	419,647

Electronics - 3.67%
Measurement Specialties, Inc. *	17,150	406,112
Medis Technologies, Ltd. * (a)	44,650	655,909

		1,062,021

Energy - 2.52%
Evergreen Energy, Inc. * (a)	30,700	185,121
Headwaters, Inc. *	7,450	128,662
InterOil Corp. * (a)	22,000	416,680

		730,463

The accompanying notes are an integral part of the financial statements.          158

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 8.58%
Caliper Life Sciences, Inc. *	28,400	$133,196
Kyphon, Inc. *	11,050	532,057
Nuvasive, Inc. *	17,850	482,129
ResMed, Inc. *	9,300	383,718
SenoRx, Inc. *	17,040	174,830
Somanetics Corp. *	17,100	313,101
SonoSite, Inc. *	14,900	468,307

		2,487,338

Healthcare Services - 1.36%
Healthextras, Inc. *	13,350	394,893

Hotels & Restaurants - 2.43%
McCormick & Schmick’s Seafood Restaurants, Inc. *	15,650	405,961
Texas Roadhouse, Inc., Class A *	23,350	298,646

		704,607

Household Products - 0.76%
Select Comfort Corp. *	13,650	221,403

Industrial Machinery - 1.38%
Flow International Corp. *	31,700	399,420

Insurance - 2.65%
Infinity Property & Casualty Corp.	9,500	481,935
ProAssurance Corp. *	5,150	286,700

		768,635

Leisure Time - 4.19%
Bally Technologies, Inc. *	16,150	426,683
Imax Corp. * (a)	65,650	277,043
Pinnacle Entertainment, Inc. *	9,850	277,277
Progressive Gaming International Corp. * (a)	39,700	233,039

		1,214,042

Manufacturing - 5.78%
Force Protection, Inc. *	44,800	924,672
iRobot Corp. * (a)	22,400	444,640
Raven Industries, Inc. (a)	8,550	305,320

		1,674,632

Medical-Hospitals - 3.66%
Electro-Optical Sciences, Inc. *	5,736	38,546
EV3, Inc. * (a)	16,150	272,612
Neurometrix, Inc. * (a)	14,800	143,708
Northstar Neuroscience, Inc. *	14,920	173,520
Vital Images, Inc. *	15,950	433,202

		1,061,588

Petroleum Services - 2.75%
Superior Energy Services, Inc. *	10,900	435,128
TETRA Technologies, Inc. *	12,850	362,370

		797,498

Pharmaceuticals - 2.36%
Inspire Pharmaceuticals, Inc. *	26,400	166,848
Medicis Pharmaceutical Corp., Class A (a)	16,893	515,912

		682,760

Emerging Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade - 2.20%
A.C. Moore Arts & Crafts, Inc. *	16,550	$324,545
Hibbett Sports, Inc. *	11,450	313,501

		638,046

Semiconductors - 5.87%
Cymer, Inc. *	9,700	389,940
FormFactor, Inc. *	15,600	597,480
Mattson Technology, Inc. *	41,500	402,550
Netlogic Microsystems, Inc. *	9,750	310,440

		1,700,410

Software - 10.75%
Allscripts Healthcare Solution, Inc. * (a)	20,550	523,614
Concur Technologies, Inc. *	30,150	688,928
DivX, Inc. * (a)	16,750	251,250
FARO Technologies, Inc. *	14,050	447,633
Opsware, Inc. *	79,950	760,324
Progress Software Corp. *	13,945	443,312

		3,115,061

Telecommunications Equipment & Services - 2.42%
Comtech Telecommunications Corp. *	15,100	700,942

Trucking & Freight - 2.72%
Celadon Group, Inc. *	25,625	407,438
ID Systems, Inc. * (a)	29,600	380,952

		788,390

TOTAL COMMON STOCKS (Cost $27,621,287)		$28,501,847

WARRANTS - 0.00%

Medical-Hospitals - 0.00%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike Price: $6.70)	860	17

TOTAL WARRANTS (Cost $0)		$17

SHORT TERM INVESTMENTS - 27.10%

Federal Home Loan Bank Discount Notes 4.80% due 07/02/2007	$470,000	$469,938
John Hancock Cash Investment Trust (c)	7,381,178	7,381,178

TOTAL SHORT TERM INVESTMENTS
(Cost $7,851,115)		$7,851,116

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$3,001 on 07/02/2007,
collateralized by $5,000 Federal
National Mortgage Association,
5.60% due 05/15/2037 (valued at
$4,744, including interest)	$3,000	$3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,000)		$3,000

Total Investments (Emerging Growth Trust)
(Cost $35,475,402) - 125.47%		$36,355,980
Liabilities in Excess of Other Assets - (25.47)%		(7,380,304)

TOTAL NET ASSETS - 100.00%		$28,975,676

The accompanying notes are an integral part of the financial statements.          159

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.30%

Brazil - 4.70%
Aracruz Celulose SA, ADR	30,334	$2,009,324
Braskem SA, ADR	117,951	2,127,836
Eternit SA *	30,000	170,266
Forjas Taurus SA *	3,000	15,380
Gerdau SA, SADR	404,467	10,402,891
Perdigao SA, ADR	55,380	2,116,624
Sadia SA, ADR *	53,813	2,513,067
Votorantim Celulose & Papel SA, SADR *	107,448	2,446,591

		21,801,979

Chile - 4.63%
Cia de Consumidores de Gas de Santiago SA *	6,505	35,829
Cia Sudamericana de Vapores SA *	496,609	1,065,442
Compania de Telecomunicaciones de Chile SA, ADR	210,360	2,000,524
Corpbanca SA, ADR	4,212	128,971
Cristalerias de Chile SA *	2,362	32,872
Empresas CMPC SA *	50,074	1,853,888
Empresas Copec SA *	393,722	5,755,876
Empresas Iansa SA *	439,146	49,693
Enersis SA, ADR	447,410	8,970,570
Industrias Forestales SA *	77,846	25,126
Madeco SA, SADR *	41,326	578,151
Masisa SA *	2,802,094	792,694
Soquimich Comercial SA *	129,645	67,690
Vina San Pedro SA *	9,266,334	118,754

		21,476,080

Czech Republic - 1.11%
Telefonica Czech Republic AS	140,812	3,960,700
Unipetrol AS *	90,417	1,208,823

		5,169,523

Hungary - 3.01%
Egis Nyrt.	3,374	420,046
Fotex PLC *	50,485	265,002
Gedeon Richter Rt.	10,639	2,146,103
MOL Magyar Olaj - es Gazipari Rt.	71,862	10,941,146
Raba Jarmuipari Holding Nyilvanosan Mukodo Rt. *	17,388	189,234

		13,961,531

India - 11.16%
Ador Welding, Ltd. *	8,367	51,824
Aftek, Ltd. *	28,740	50,324
Alembic, Ltd. *	73,121	127,136
Alok Industries, Ltd. *	35,798	50,869
Ambuja Cements, Ltd. *	595,078	1,815,057
Amtek Auto, Ltd. *	40,544	407,387

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

India (continued)
Apollo Hospitals Enterprise, Ltd.	16,657	$213,294
Apollo Tyres, Ltd. *	5,720	44,881
Arvind Mills, Ltd.	104,084	113,043
Ashok Leyland, Ltd. *	371,631	347,332
Avaya Global Connect, Ltd. *	5,668	48,856
Aztecsoft, Ltd. *	22,751	49,475
Bajaj Auto Finance, Ltd. *	13,322	124,017
Bajaj Auto, Ltd. *	23,398	1,230,837
Bajaj Hindusthan, Ltd. *	36,988	154,265
Ballarpur Industries, Ltd.	72,108	210,970
Balmer Lawrie & Company, Ltd. *	3,300	36,572
Balrampur Chini Mills, Ltd. *	78,415	147,541
Bank Of Maharashtra *	152,501	188,537
Bank of Rajasthan, Ltd. *	32,827	56,996
BASF India, Ltd. *	8,277	54,222
Bata India, Ltd. *	12,773	53,193
Bharat Earth Movers, Ltd. *	11,693	333,181
Bhushan Steel, Ltd. *	13,535	231,417
BOC India, Ltd. *	11,000	37,425
Bombay Dyeing & Manufacturing Company, Ltd.	6,442	91,343
Bosch Chassis Systems India, Ltd. *	2,180	30,226
Ceat, Ltd. *	12,858	49,557
Chambal Fertilizers & Chemicals, Ltd.	122,137	109,789
Cholamandalam DBS Finance, Ltd. *	12,046	51,916
City Union Bank, Ltd. *	13,014	68,235
Clariant Chemicals India, Ltd. *	1,800	13,387
Dabur Pharma, Ltd. *	9,000	17,078
Dalmia Cement Bharat, Ltd.	12,925	104,772
DCM Shriram Consolidated, Ltd. *	26,804	47,198
Deepak Fertilizers & Petrochemicals Corp., Ltd. *	25,890	57,416
Eicher Motors, Ltd. *	8,249	71,510
EID Parry India, Ltd. *	28,585	88,701
EIH, Ltd. *	89,100	230,951
Elder Pharmaceuticals, Ltd. *	6,600	69,698
Electrosteel Castings, Ltd. *	8,000	78,808
Escorts, Ltd. *	17,876	48,118
Essel Propack, Ltd. *	34,800	55,707
Eveready Industries, Ltd. *	12,000	16,358
FAG Bearings India, Ltd. *	990	15,732
Federal Bank, Ltd.	26,318	195,416
Finolex Cables, Ltd. *	38,200	85,375
Finolex Industries, Ltd. *	36,402	72,302
Gammon India, Ltd. *	40,645	410,904
GlaxoSmithKline Consumer Healthcare, Ltd.	3,060	43,520
Godfrey Philips India, Ltd. *	860	30,499
Graphite India, Ltd. *	75,117	103,412
Great Eastern Shipping Company, Ltd.	51,265	451,985
GTL, Ltd.	47,854	263,459
Gujarat Alkalies & Chemicals, Ltd. *	21,556	76,817
Gujarat Ambuja Exports, Ltd. *	77,000	59,734

The accompanying notes are an integral part of the financial statements.          160

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

India (continued)
Gujarat Narmada Valley Fertilizers Company, Ltd. *	32,202	$89,457
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	101,886
HCL Infosystems, Ltd. *	71,682	335,416
HEG, Ltd. *	20,234	81,723
Hexaware Technologies, Ltd.	44,970	180,135
Himatsingka Seide, Ltd. *	14,200	40,269
Hinduja TMT, Ltd.	5,620	64,636
Hindustan Construction Company, Ltd. *	43,420	132,490
Hindustan Motors, Ltd. *	62,437	48,360
Hotel Leela Venture, Ltd. *	112,448	146,220
ICI India, Ltd. *	6,100	80,447
ICICI Bank, Ltd., SADR	267,610	13,153,031
iGATE Global Solutions, Ltd. *	12,500	97,740
India Cements, Ltd. *	55,536	282,638
India Glycols, Ltd. *	11,700	40,484
Indian Hotels Company, Ltd. *	290,860	1,081,637
IndusInd Bank, Ltd. *	131,779	176,225
Industrial Development Bank of India, Ltd. *	164,923	483,335
Infomedia India, Ltd. *	4,400	26,332
Ipca Laboratories, Ltd.	5,887	105,837
Jammu & Kashmir Bank, Ltd.	12,570	209,221
JB Chemicals & Pharmaceuticals, Ltd. *	20,800	37,420
JBF Industries, Ltd. *	16,838	57,640
Jet Airways India, Ltd. *	16,525	329,686
Jindal Saw, Ltd.	15,200	258,293
Jindal Stainless, Ltd.	44,041	154,179
JK Tyre & Industries, Ltd. *	4,510	14,822
JSW Steel, Ltd. *	51,075	769,553
Karnataka Bank, Ltd. *	37,324	160,078
Karur Vysya Bank, Ltd. *	15,800	122,182
Kesoram Industries, Ltd.	9,211	103,101
Kirloskar Oil Engines, Ltd. *	34,562	269,057
LIC Housing Finance, Ltd.	23,279	118,445
Mahindra & Mahindra, Ltd. *	160,326	2,851,161
Mangalam Cement, Ltd. *	14,461	57,071
Maruti Udyog, Ltd. *	53,442	976,447
Mastek, Ltd.	18,261	131,319
Matrix Laboratories, Ltd. *	32,893	210,011
Mercator Lines, Ltd. *	55,549	63,819
Merck, Ltd. *	4,400	44,997
Monnet Ispat & Energy, Ltd. *	17,371	121,283
Moser Baer India, Ltd.	46,771	537,915
MRF, Ltd.	920	91,378
Mukand, Ltd. *	22,832	49,482
Nagarjuna Construction Company, Ltd. *	54,400	238,473
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	71,655
Nahar Spinning Mills, Ltd. *	6,600	13,979
Natco Pharma, Ltd. *	3,500	12,697
National Organic Chemical Industries, Ltd. *	80,240	49,798
Navneet Publications India, Ltd. *	30,000	44,625
Nirma, Ltd.	20,500	94,410

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

India (continued)
Orchid Chemicals & Pharmaceuticals, Ltd. *	20,218	$124,480
Orient Paper & Industries, Ltd. *	5,177	55,066
Patni Computer Systems, Ltd. *	32,439	413,826
Petronet LNG, Ltd. *	238,460	331,806
Polaris Software Lab, Ltd. *	26,963	101,198
PSL, Ltd. *	6,900	50,104
PTC India, Ltd. *	41,049	64,851
Punjab Tractors, Ltd. *	17,492	117,173
Rain Calcining, Ltd. *	48,902	50,401
Raymond, Ltd.	13,115	99,804
Rei Agro, Ltd. *	13,800	74,412
Reliance Industries, Ltd., ADR	118,240	9,991,280
Rolta India, Ltd. *	24,325	279,823
Ruchi Soya Industries, Ltd. *	9,195	86,730
Seamec, Ltd. *	10,845	52,910
Shasun Chemicals & Drugs, Ltd. *	16,407	57,761
Shriram Transport Finance Company, Ltd.	54,419	215,773
Sical Logistics, Ltd. *	6,851	46,568
Sonata Software, Ltd. *	29,000	40,888
South Indian Bank, Ltd. *	20,294	62,649
SREI Infrastructure Finance, Ltd. *	22,993	50,256
SRF, Ltd.	24,910	105,946
Sterlite Optical Technologies, Ltd. *	11,353	67,243
Strides Arcolab, Ltd. *	8,709	72,066
Sundram Fasteners, Ltd. *	17,700	27,462
Syndicate Bank, Ltd. *	164,597	311,723
Tata Chemicals, Ltd. *	48,308	295,166
Tata Investment Corp., Ltd. *	6,431	74,438
Tata Metaliks, Ltd. *	7,900	24,709
Tata Motors, Ltd. *	149,148	2,461,374
Tele Data Informatics, Ltd. *	46,948	77,466
Trent, Ltd. *	970	16,961
Tube Investments Of India, Ltd. *	78,362	134,608
TVS Motor Company, Ltd. *	32,986	49,554
Unichem Laboratories, Ltd. *	9,000	57,185
United Phosphorus, Ltd. *	59,452	456,816
Usha Martin, Ltd. *	12,991	78,064
Varun Shipping Company, Ltd. *	66,246	98,867
Videsh Sanchar Nigam, Ltd., ADR	29,647	689,886
Zensar Technologies, Ltd. *	6,485	53,183
Zuari Industries, Ltd. *	4,600	19,140

		51,840,685

Indonesia - 2.78%
Apexindo Pratama Duta Tbk PT	969,500	233,388
Astra Graphia Tbk PT *	606,000	38,231
Astra International Tbk PT	2,212,000	4,137,554
Bakrie & Brothers Tbk PT *	10,694,000	349,168
Bank Central Asia Tbk PT	2,900,000	1,749,308
Bank Niaga Tbk PT	5,630,500	511,014
Bank Pan Indonesia Tbk PT *	6,447,500	456,713
Berlian Laju Tanker Tbk PT	2,173,500	493,157

The accompanying notes are an integral part of the financial statements.          161

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT *	481,500	$53,293
Ciputra Surya Tbk PT	790,000	103,177
Enseval Putera Megatrading Tbk PT	1,244,000	123,918
Gudang Garam Tbk PT	141,000	174,007
Holcim Indonesia Tbk PT *	2,879,500	302,770
Indocement Tunggal Prakarsa Tbk PT	768,000	531,267
Indofood Sukses Makmur Tbk PT	5,312,500	1,190,682
Kawasan Industri Jababeka Tbk PT *	6,349,500	151,095
Lippo Karawaci Tbk PT	2,705,500	455,159
Matahari Putra Prima Tbk PT	2,266,500	203,195
Medco Energi Internasional Tbk PT	715,000	278,957
Mitra Adiperkasa Tbk PT	837,000	79,670
Panin Insurance Tbk PT *	1,544,000	59,812
Panin Life Tbk PT *	6,381,500	144,793
Polychem Indonesia Tbk PT *	1,954,500	48,673
Ramayana Lestari Sentosa Tbk PT	2,048,000	228,941
Samudera Indonesia Tbk PT	58,500	48,561
Summarecon Agung Tbk PT	200,500	27,961
Suryainti Permata Tbk PT *	361,500	45,613
Tempo Scan Pacific Tbk PT	2,108,000	230,982
Timah Tbk PT *	193,000	259,541
Trias Sentosa Tbk PT *	2,019,500	54,762
Trimegah Securities Tbk PT *	1,540,500	48,593
Tunas Ridean Tbk PT	949,000	91,381

		12,905,336

Israel - 3.16%
Albaad Massuot Yitzhak, Ltd. *	2,107	22,839
American Israeli Paper Mills, Inc.	464	25,518
AudioCodes, Ltd. *	21,648	119,515
Azorim Investment Development & Construction Company, Ltd. *	15,586	161,320
Bank Hapoalim, Ltd.	1,027,790	5,004,827
Bank Leumi Le-Israel, Ltd.	992,901	3,884,757
Blue Square Israel, Ltd.	3,239	54,209
Clal Industries & Investments, Ltd.	8,394	49,855
Clal Insurance Enterprise Holdings, Ltd. *	5,517	149,957
Danya Cebus, Ltd.	5,359	88,871
Delek Automotive Systems, Ltd., ADR	4,887	48,410
Delek Drilling, LP	99,182	50,302
Delta Galil Industries, Ltd. *	4,777	30,877
Discount Investment Corp.	17,589	556,248
Electra Consumer Products, Ltd. *	3,607	36,647
Electra, Ltd. *	731	142,075
Elron Electronic Industries, Ltd. *	22,510	317,670
First International Bank of Israel, Ltd. *	44,364	103,061
FMS Enterprise Migun, Ltd.	900	29,690
Formula Systems, Ltd., ADR *	3,500	50,120
Formula Systems, Ltd. *	8,342	121,864
Frutarom Industries, Ltd.	6,261	50,597
Housing & Construction Holdings, Ltd. *	37,667	67,868
IDB Development Corp., Ltd.	7,772	291,107
Israel Salt Industries, Ltd.	17,450	117,961

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Ituran Location & Control, Ltd.	2,562	$31,849
Koor Industries, Ltd. *	10,990	729,738
Leader Holding & Investments, Ltd.	21,500	59,601
Mivtach Shamir Holdings, Ltd.	4,391	107,891
Orbotech, Ltd. *	15,238	340,112
Radvision, Ltd. *	2,526	52,266
Retalix, Ltd. *	15,416	299,947
Scailex Corp., Ltd. *	14,736	128,199
Super-Sol, Ltd., Class B *	13,964	54,996
Tower Semiconductor, Ltd. *	115,422	168,262
Union Bank of Israel, Ltd.	24,593	123,861
United Mizrahi Bank, Ltd.	130,445	958,478
Urdan Industries, Ltd.	59,725	44,095

		14,675,460

Malaysia - 5.19%
Affin Holdings BHD	715,700	516,175
AMDB BHD *	330,000	36,321
AMMB Holdings BHD	1,815,700	2,271,926
Ann Joo Resources BHD	32,000	34,850
Asas Dunia BHD *	24,000	8,898
Asia Pacific Land BHD *	282,100	49,434
Bandar Raya Developments BHD *	240,800	248,298
Batu Kawan BHD *	239,000	616,104
Berjaya Corp. BHD *	1,312,300	174,847
Berjaya Land BHD	166,100	71,684
Berjaya Land BHD *	302,000	130,335
Bolton BHD *	177,100	64,120
Boustead Holdings BHD	324,100	283,499
Cahya Mata Sarawak BHD *	241,600	160,250
Courts Mammoth BHD	195,800	56,713
Dijaya Corp. BHD *	40,900	14,808
DNP Holdings BHD *	15,000	11,817
DRB-Hicom BHD	798,300	423,139
Eastern Pacific Industrial Corp. BHD	155,600	106,362
ECM Libra Avenue BHD	516,600	176,564
Edaran Otomobil Nasional BHD *	168,000	78,830
EON Capital BHD	376,200	735,510
Esso Malaysia BHD	55,100	46,602
General Corp. BHD	222,500	88,291
Globetronics Technology BHD	952,200	84,119
Glomac BHD	231,300	103,842
Goldis BHD *	163,200	114,394
GuocoLand Malaysia BHD	492,500	456,481
Hap Seng Consolidated BHD	189,700	170,332
Hong Leong Credit BHD	275,700	515,066
Hong Leong Industries BHD	25,000	36,206
Hume Industries-Malaysia BHD	112,800	138,529
Hunza Properties BHD	113,800	106,796
Hwang-DBS Malaysia BHD	105,200	85,013
IGB Corp., BHD	944,300	741,217
IJM Plantations BHD *	164,900	104,600

The accompanying notes are an integral part of the financial statements.          162

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Insas BHD *	466,600	$93,928
Integrated Logistics BHD	155,100	74,574
Jaks Resources BHD *	246,000	53,083
Jaya Tiasa Holdings BHD	60,900	93,489
K & N Kenanga Holdings BHD	323,600	108,726
Karambunai Corp. BHD *	1,978,300	88,816
Keck Seng BHD	148,200	209,476
Kian Joo Can Factory BHD	517,600	212,887
Kim Loong Resources BHD	21,000	13,868
KLCC Property Holdings BHD	595,000	627,314
KPJ Healthcare BHD	84,000	85,156
KSL Holdings BHD *	200,500	155,638
KUB Malaysia BHD *	534,400	100,611
Kulim Malaysia BHD	167,600	356,802
Kumpulan Hartanah Selangor BHD *	410,800	85,670
Kwantas Corp. BHD	28,000	40,226
Land & General BHD *	1,081,300	156,597
LBS Bina Group BHD *	210,000	48,052
Leader Universal Holding BHD	639,800	156,591
Lion Corp. BHD *	549,100	135,188
Lion Industries Corp. BHD	422,500	212,933
MAA Holdings BHD	133,400	81,914
Malaysia Building Society BHD	177,300	66,247
Malaysian Industrial Development Finance BHD	513,900	218,807
Malaysian Plantations BHD *	542,300	556,044
MBM Resources BHD	60,500	57,127
Measat Global BHD *	63,200	42,286
Mega First Corp. BHD	163,700	70,174
Melewar Industrial Group BHD *	53,000	19,035
MK Land Holdings BHD *	632,500	190,529
MTD ACPI Engineering BHD	141,900	84,256
MTD Infraperdana BHD	435,700	137,556
Mulpha International BHD *	831,100	428,489
Nam Fatt Corp. BHD *	242,200	53,316
Nylex Malaysia BHD	74,000	31,936
Oriental Holdings BHD	281,300	468,494
OSK Holdings BHD	363,100	317,614
Pacificmas BHD	89,000	86,615
Padiberas Nasional BHD	364,500	234,378
Panasonic Manufacturing Malaysia BHD	48,200	157,758
Permaju Industries BHD *	48,000	9,732
PJ Development Holdings BHD	480,100	150,183
POS Malaysia & Services Holdings BHD	437,700	529,931
PPB Group BHD	624,100	1,373,833
Protasco BHD	172,400	52,432
Proton Holdings BHD	289,000	502,245
Ramunia Holdings BHD *	244,000	101,063
Ranhill BHD	372,100	251,120
RB Land Holdings BHD *	306,000	126,743
Sarawak Energy BHD *	254,900	156,521
Sarawak Oil Palms BHD	50,300	55,071

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Scientex, Inc. BHD	50,000	$20,275
Selangor Dredging BHD	326,900	109,835
Shangri-La Hotels BHD	101,900	83,232
Shell Refining Company Federation of Malaya BHD	161,700	487,090
SHL Consolidated BHD	172,300	89,831
Southern Steel BHD	36,000	17,831
Sumatec Resources BHD *	30,000	8,646
Sunway City BHD	265,700	384,794
Sunway Holdings, Inc. BHD *	449,000	192,475
Suria Capital Holdings BHD	572,200	165,735
TA Enterprise BHD	879,500	453,442
Talam Corp. BHD *	360,000	33,367
Tan Chong Motor Holdings BHD	507,300	183,671
TDM BHD *	160,500	62,294
Tebrau Teguh BHD *	316,000	140,038
TH Group BHD *	269,200	65,497
The New Straits Times Press BHD *	154,900	107,678
Time.Com BHD *	421,600	101,355
Tradewinds Corp. BHD *	551,900	266,958
Tradewinds Plantation BHD	261,100	232,929
Unico-Desa Plantations BHD	159,000	29,474
Unisem M BHD	289,700	136,774
United Malacca BHD	40,200	69,862
Utama Banking Group BHD *	381,500	265,199
V.S. Industry BHD	130,800	134,115
WTK Holdings BHD	107,400	270,639
Yi-Lai BHD	97,000	35,962
YTL Corp. BHD	494,100	1,180,688

		24,112,732

Mexico - 10.58%
Alfa SA de CV	425,200	3,357,278
Cemex SA, SADR *	576,073	21,257,094
Coca-Cola Femsa SA de CV	17,400	770,472
Consorcio ARA SA de CV	82,800	133,516
Controladora Comercial Mexicana SA de CV	427,800	1,102,148
Corp. GEO SA de CV, Series B *	43,200	237,607
Dine SA de CV *	103,000	102,040
Embotelladoras Arca SA de CV	4,574	16,786
Empresas ICA SA de CV, ADR *	36,608	2,232,722
Empresas ICA Sociedad Controladora SA de CV *	46,900	238,181
Fomento Economico Mexicano SA de CV, SADR	240,775	9,467,273
Gruma SA de CV, ADR	11,510	152,738
Gruma SA de CV, Series B	17,000	56,637
Grupo Aeroportuario del Sureste SA de CV, ADR	20,967	1,104,751
Grupo Aeroportuario del Sureste SA de CV	28,700	151,072
Grupo Carso SA de CV	662,300	2,565,579
Grupo Cementos de Chihuahua SA de CV	35,500	259,902
Grupo Continential SA de CV	236,800	526,681

The accompanying notes are an integral part of the financial statements.          163

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Grupo Elektra SA de CV	4,500	$78,360
Grupo Financiero Inbursa SA de CV	454,500	1,099,332
Grupo Industrial Saltillo SA de CV	94,000	162,030
Grupo Kuo SA de CV *	164,000	151,984
Grupo Mexicano de Desarrollo SA de CV *	68,200	349,514
Industrias CH SA de CV, Series B *	336,700	1,557,034
Industrias Penoles SA de CV	10,100	121,680
Organizacion Soriana SA de CV, Series B	314,800	1,005,028
TV Azteca SA de CV *	174,600	154,526
Vitro SA de CV, ADR	90,856	718,671

		49,130,636

Philippines - 0.88%
Aboitiz Equity Ventures, Inc.	280,000	50,821
Benpres Holdings Corp. *	1,899,000	217,474
DMCI Holdings, Inc.	734,000	149,084
Empire East Land Holdings, Inc. *	2,990,000	55,562
Filinvest Development Corp.	730,000	113,570
Filinvest Land, Inc. *	10,498,500	489,990
First Philippine Holdings Corp.	252,500	491,033
International Container Terminal Services, Inc.	106,500	65,585
Jollibee Foods Corp.	129,200	146,564
Megaworld Corp. *	3,929,800	339,654
Metropolitan Bank & Trust Company	531,600	821,292
Petron Corp.	1,994,000	232,662
Rizal Commercial Banking Corp.	247,300	189,696
Security Bank Corp.	102,900	186,768
Semirara Mining Corp.	69,400	43,487
Union Bank Of Philippines *	124,200	166,387
Universal Robina Corp.	828,500	335,661

		4,095,290

Poland - 3.90%
ABG Ster-Projekt SA	30,780	83,964
Agora SA	42,379	641,150
Alchemia SA *	19,168	98,797
Bank BPH SA	10,024	3,400,039
Boryszew SA *	21,543	227,721
Computerland SA *	810	24,712
Debica SA	7,977	386,531
Echo Investment SA *	24,553	964,124
Fabryka Kotlow Rafako SA *	16,639	86,598
Fabryki Mebli Forte SA	23,417	105,064
Farmacol SA *	11,755	225,729
Firma Chemiczna Dwory SA *	4,152	290,456
Grupa Kety SA	10,569	874,412
Grupa Lotos SA	51,180	936,875
Impexmetal SA *	2,962	404,955
Kredyt Bank SA	39,442	396,395
Krosno SA *	24,403	85,400
Mostostal Plock SA *	1,755	58,583
Netia SA *	137,260	219,238
Opoczno SA *	9,237	175,719

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Orbis SA	32,410	$971,352
Pekaes SA *	6,380	46,052
Polski Koncern Miesny Duda SA *	11,421	53,906
Polski Koncern Naftowy Orlen SA	310,483	6,129,310
Praterm SA *	4,280	91,866
Prokom Software SA	12,209	657,328
Prosper SA	6,203	57,932
Softbank SA	8,278	252,555
Zaklady Tluszczowe Kruszwica SA	1,270	27,920
Zelmer SA *	7,718	155,133

		18,129,816

South Africa - 11.92%
Aeci, Ltd.	87,243	1,008,650
Afgri, Ltd.	219,629	208,874
African Oxygen, Ltd.	26,078	122,894
African Rainbow Minerals, Ltd. *	89,098	1,561,776
AG Industries, Ltd. *	152,353	114,400
Alexander Forbes, Ltd. *	34,816	84,754
Allied Electronics Corp., Ltd.	10,355	73,051
Allied Technologies, Ltd.	15,669	144,124
Amalgamated Appliance Holding Company, Ltd. *	78,315	49,690
Argent Industrial, Ltd.	53,021	159,929
Astral Foods, Ltd.	8,230	153,035
Aveng, Ltd.	85,965	609,503
AVI, Ltd.	175,420	490,778
Barloworld, Ltd.	7,082	198,035
Bytes Technology Group, Ltd.	21,548	49,244
Capitec Bank Holdings, Ltd.	6,331	34,949
Caxton & CTP Publishers and Printers, Ltd.	154,927	412,332
Ceramic Industries, Ltd.	1,970	52,571
DataTec, Ltd. *	131,063	772,983
Dimension Data Holdings, Ltd.	249,960	287,392
Distell Group, Ltd.	5,779	44,419
Drdgold, Ltd. *	28,503	21,241
Ellerine Holdings, Ltd.	58,020	574,023
Gijima Ast Group, Ltd. *	338,992	53,411
Gold Fields, Ltd., ADR	298,500	4,686,450
Gold Fields, Ltd.	3,784	58,761
Grindrod, Ltd.	35,005	109,561
Group Five, Ltd.	10,948	84,538
Harmony Gold Mining Company, Ltd., SADR *	161,694	2,307,373
Hulamin, Ltd. *	11,536	54,037
Iliad Africa, Ltd. *	16,287	45,312
Illovo Sugar, Ltd.	21,230	70,365
Imperial Holdings, Ltd.	89,724	1,856,886
JD Group, Ltd.	67,054	675,680
Johnnic Communications, Ltd.	18,420	261,462
Johnnic Holdings, Ltd. *	33,947	73,773
Kap International Holdings, Ltd. *	189,283	95,649
Lewis Group, Ltd.	70,286	613,568
Liberty Group, Ltd.	99,395	1,262,719

The accompanying notes are an integral part of the financial statements.          164

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Massmart Holdings, Ltd.	5,143	$63,001
Medi-Clinic Corp., Ltd.	45,899	164,832
Metair Investments, Ltd.	163,437	324,786
Metorex, Ltd. *	55,956	196,978
Metropolitan Holdings, Ltd.	482,415	1,017,557
Mittal Steel South Africa, Ltd.	181,714	3,286,070
Mr. Price Group, Ltd.	34,045	131,493
Murray & Roberts Holdings, Ltd.	64,959	590,117
Mustek, Ltd.	76,041	100,920
Mvelaphanda Group, Ltd. *	112,210	179,186
Nampak, Ltd. *	249,019	774,097
Nedbank Group, Ltd.	138,913	2,602,770
New Clicks Holdings, Ltd.	74,503	153,342
Northam Platinum, Ltd.	31,856	253,220
Nu-World Holdings, Ltd. *	19,436	81,662
Oceana Group, Ltd. *	28,984	78,168
Omnia Holdings, Ltd.	5,040	53,297
Peregrine Holdings, Ltd.	26,519	68,509
Primedia, Ltd. *	25,683	86,035
PSG Group, Ltd.	75,164	304,177
Sanlam, Ltd.	2,122,424	6,775,488
Santam, Ltd.	10,338	166,919
Sappi, Ltd., ADR	57,961	1,063,584
Sasol, Ltd., SADR	372,432	13,981,097
Spar Group, Ltd.	20,432	153,711
Steinhoff International Holdings, Ltd. *	480,123	1,649,933
Sun International, Ltd.	23,213	482,712
Super Group, Ltd.	63,821	137,607
Tiger Automotive Company, Ltd. *	12,943	23,884
Tiger Wheels, Ltd. *	32,678	32,469
Tongaat-Hulett Group, Ltd.	11,536	153,923
Tourism Investment Corp., Ltd.	79,501	29,340
Trans Hex Group, Ltd. *	70,871	142,346
Trencor, Ltd.	63,966	305,076
Value Group, Ltd. *	178,661	63,400
Wilson Bayly Holmes-Ovcon, Ltd.	10,435	153,081

		55,362,979

South Korea - 12.38%
Aekyung Petrochemical Company, Ltd.	1,660	50,671
Asia Cement Company, Ltd.	1,260	107,199
Asia Paper Manufacturing Company, Ltd.	1,600	25,978
Bookook Securities Company, Ltd.	2,100	56,827
Boryung Pharmaceutical Company, Ltd.	1,150	60,497
BYC Company, Ltd.	240	64,426
Byucksan Corp. *	1,580	38,480
Byucksan Engineering & Construction
Company, Ltd.	7,600	78,069
C&Woobang Construction Company, Ltd. *	7,230	50,869
Cambridge Members Company, Ltd. *	760	23,116
Capro Corp. *	13,320	49,526
Cheil Industries, Inc.	15,330	736,756
Choil Aluminum Manufacturing Company, Ltd. *	780	10,131

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Chokwang Leather Company, Ltd. *	2,200	$21,432
Chosun Refractories Company, Ltd.	650	65,433
Crown Confectionery Company, Ltd.	480	54,295
Dae Chang Industrial Company, Ltd. *	2,600	22,120
Dae Dong Industrial Company, Ltd.	1,800	46,469
Dae Han Flour Mills Company, Ltd.	500	110,949
Dae Won Kang Up Company, Ltd.	1,500	31,905
Daeduck Electronics Company, Ltd.	15,400	129,188
Daeduck GDS Company, Ltd.	5,010	53,362
Daehan Synthetic Fiber Company, Ltd.	429	80,334
Daekyo Company, Ltd.	2,460	248,436
Daelim Trading Company, Ltd. *	1,890	12,459
Daesang Corp. *	3,500	47,356
Daesung Industrial Company, Ltd.	900	183,147
Daewoo Electronic Components Comapny,
Ltd. *	3,000	23,056
Daewoo Motor Sales Corp.	9,530	342,991
Daewoong Company, Ltd.	620	20,267
Daishin Securities Company, Ltd.	16,040	519,128
DI Corp. *	12,000	35,850
Digital Power Communications Company, Ltd. *	13,000	25,821
Dong Ah Tire & Rubber Company, Ltd.	2,240	20,949
Dong Su Industrial Company, Ltd.	1,800	34,096
Dongbang Transport Logistics Company, Ltd.	1,100	39,768
Dongbu Corp.	6,900	134,064
Dongbu Steel Company, Ltd.	7,360	112,330
Dong-Il Corp.	340	35,220
Dongil Rubber Belt Company, Ltd. *	5,800	24,484
Dongkuk Steel Mill Company, Ltd.	15,090	490,831
Dongwon F&B Company, Ltd.	870	66,202
Dongwon Industries Company, Ltd. *	760	49,276
Dongyang Engineering & Construction Corp. *	690	40,705
Dongyang Mechatronics Corp.	4,800	37,149
DPI Holdings Company, Ltd. *	3,860	57,450
En Paper Manufacturing Company, Ltd. *	10,150	41,859
F&F Company, Ltd. *	4,900	24,928
Fursys, Inc.	2,840	83,769
Gaon Cable Company, Ltd.	730	40,615
Global & Yuasa Battery Company, Ltd. *	3,500	32,581
Hae In Corp. *	3,900	20,221
Halla Engineering & Construction Corp.	3,230	88,630
Hana Financial Group, Inc.	61,520	2,999,920
HanAll Pharmarceutical Company, Ltd. *	9,800	32,248
Handok Pharmaceuticals Company, Ltd.	1,000	21,540
Handsome Company, Ltd.	9,190	155,181
Hanil Cement Manufacturing Company, Ltd.	2,110	261,509
Hanil Construction Company, Ltd.	2,210	58,488
Hanil E-Wha Company, Ltd. *	6,200	24,596
Hanjin Shipping Company, Ltd.	27,740	1,222,079
Hanjin Transportation Company, Ltd.	3,340	198,119
Hankook Cosmetics Company, Ltd. *	6,400	24,108
Hankuk Electric Glass Company, Ltd.	1,100	35,482

The accompanying notes are an integral part of the financial statements.          165

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hankuk Glass Industries, Inc.	1,970	$79,751
Hankuk Paper Manufacturing Company, Ltd.	1,520	60,300
Hanmi Capital Company, Ltd.	5,310	58,052
Hanshin Construction Company, Ltd.	3,090	94,655
Hansol Chemical Company, Ltd.	2,900	32,960
Hansol Paper Company, Inc. *	12,950	246,006
Hanssem Company, Ltd.	3,800	30,479
Hanwha Chem Corp.	27,020	666,836
Hanwha Securities Company, Ltd.	10,200	202,046
Hanwha Timeworld Company, Ltd.	2,650	53,066
Heung-A Shipping Company, Ltd.	6,660	24,510
Honam Petrochemical Corp.	7,420	741,317
Hotel Shilla Company, Ltd.	14,140	292,335
HS R & A Company, Ltd. *	2,200	39,054
Husteel Company, Ltd. *	2,300	62,986
Hwa Shin Company, Ltd. *	14,700	53,941
Hwa Sung Industrial Company, Ltd.	2,730	64,420
Hwacheon Machine Tool Company, Ltd. *	940	54,232
Hyosung Corp.	11,560	619,386
Hyundai Cement Company, Ltd.	2,010	112,700
Hyundai DSF Company, Ltd.	2,300	29,750
Hyundai H&S Company, Ltd.	520	59,100
Hyundai Hysco Company, Ltd.	22,100	282,275
Hyundai Motor Company, Ltd.	87,706	6,930,279
Hyundai Pharmaceutical Industrial
Company, Ltd.	1,550	52,346
Hyundai Securities Company, Ltd.	41,410	1,033,177
Hyundai Steel Company	22,960	1,267,478
Il Dong Pharmaceutical Company, Ltd.	710	33,431
Iljin Diamond Company, Ltd. *	1,300	23,992
Iljin Electric, Ltd.	5,800	34,153
Ilshin Spinning Company, Ltd. *	370	25,952
Ilsung Pharmaceutical Company, Ltd.	990	115,733
Inzi Controls Company, Ltd.	6,050	53,372
Isu Chemical Company, Ltd. *	1,700	24,106
Jahwa Electronics Company, Ltd.	4,300	32,069
Jeil Mutual Savings Bank *	1,820	17,651
Jeil Pharmaceutical Company, Ltd. *	6,510	64,758
Jeonbuk Bank, Ltd.	9,590	105,881
Joongang Construction Company, Ltd.	1,260	21,276
KC Tech Company, Ltd. *	7,890	46,203
KCC Corp.	2,350	1,068,355
KCTC	1,530	50,180
Keangnam Enterprises, Ltd.	3,110	127,416
Keyang Electric Machinery Company, Ltd. *	13,000	38,767
KG Chemical Corp. *	5,600	62,434
Kia Motors Corp. *	97,670	1,522,377
Kirin Company, Ltd. *	1,540	2,250
Kiswire, Ltd.	2,650	98,961
Kolon Engineering &
Construction Company, Ltd.	3,900	60,789
Kolon Industries, Inc. *	3,990	127,839

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Korea Airport Service Company, Ltd.	760	$51,909
Korea Cast Iron Pipe Industries Company, Ltd. *	5,500	31,672
Korea Circuit Company, Ltd. *	5,300	23,148
Korea Development Corp.	1,450	44,653
Korea Development Financing Corp.	260	20,516
Korea Electric Terminal Company, Ltd.	1,300	35,320
Korea Exchange Bank	50,730	755,033
Korea Flange Company, Ltd.	4,810	75,754
Korea Iron & Steel Company, Ltd.	3,350	269,784
Korea Kumho Petrochemical Company, Ltd.	3,700	238,296
Korea Mutual Savings Bank	1,980	60,653
Korea Polyol Company, Ltd.	887	53,766
Korean Air Lines Company, Ltd.	18,550	1,054,148
Korean Petrochemical Ind. Company, Ltd.	2,430	137,828
KP Chemical Corp. *	27,370	239,971
KT Freetel Company, Ltd.	49,600	1,530,119
Kukdo Chemical Company, Ltd.	1,000	37,939
Kumho Investment Bank	5,750	69,086
Kumho Tire Company, Inc.	20,600	308,827
Kumkang Industrial Company, Ltd. *	1,400	22,655
Kunsul Chemical Industrial Company, Ltd. *	1,970	50,964
Kwang Dong Pharmaceutical Company, Ltd.	8,100	35,334
Kyeryong Construction
Industrial Company, Ltd.	2,510	136,660
Kyung Nong Corp. *	7,950	37,003
Lee Ku Industrial Company, Ltd. *	7,300	22,480
LG Chem, Ltd.	13,370	1,130,267
LG Corp.	13,370	691,040
LG Dacom Corp.	20,260	552,635
LG Electronics, Inc.	29,780	2,462,729
LG International Corp.	10,930	367,942
Lotte Chilsung Beverage Company, Ltd.	311	400,259
Lotte Confectionery Company, Ltd.	400	532,554
Lotte Samkang Company, Ltd.	343	76,111
LS Cable, Ltd.	9,578	671,813
Manho Rope & Wire, Ltd. *	270	21,890
Meritz Investment Bank *	30,430	66,206
Meritz Securities Company, Ltd.	8,200	106,511
Moorim Paper Company, Ltd.	5,200	57,130
Namhae Chemical Corp.	15,600	91,521
Namyang Dairy Products Company, Ltd.	180	176,327
Nexen Corp. *	1,160	44,012
Nong Shim Company, Ltd.	1,400	398,550
Nong Shim Holdings Company, Ltd.	1,410	141,328
Ottogi Corp.	536	72,523
Pang Rim Company, Ltd. *	910	22,360
PaperCorea, Inc. *	2,800	23,034
Pohang Coated Steel Company, Ltd.	1,300	33,772
Poonglim Industrial Company, Ltd.	3,790	39,957
Poongsan Corp.	8,040	244,546
Pulmuone Company, Ltd.	1,760	88,014
Pumyang Construction Company, Ltd.	970	23,781

The accompanying notes are an integral part of the financial statements.          166

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Pusan Bank	62,020	$896,214
Pusan City Gas Company, Ltd.	3,100	84,056
S&T Dynamics Company, Ltd.	10,410	145,358
Saehan Industries, Inc. *	15,310	138,873
Saehan Media Company, Ltd. *	12,820	26,574
Sam Kwang Glass Industrial Company, Ltd. *	750	25,085
Sam Lip General Foods Company, Ltd.	2,300	38,589
Sam Young Electronics Company, Ltd.	2,950	30,175
Sambu Construction Company, Ltd.	1,200	61,049
Samhwa Paint Industrial Company, Ltd. *	4,000	15,674
Samick Musical Instruments Company, Ltd. *	8,450	9,238
Samick THK Company, Ltd. *	6,800	32,644
Samjin Pharmaceutical Company, Ltd.	680	37,023
Samsung Corp.	70,460	3,454,931
Samsung Electro-Mechanics Company, Ltd.	17,840	977,111
Samsung Fine Chemicals Company, Ltd.	7,370	286,392
Samsung SDI Company, Ltd.	17,600	1,143,043
Samwhan Corp.	1,400	49,250
Samyang Corp.	2,040	153,687
Samyang Genex Company, Ltd.	930	88,787
Samyang Tongsang Company, Ltd.	1,360	50,199
Samyung Trading Company, Ltd. *	4,300	26,996
Savezone I & C Corp. *	16,880	49,059
Seah Besteel Corp.	7,910	170,384
SeAH Holdings Corp.	1,010	159,068
SeAH Steel Corp. *	770	52,509
Sebang Company, Ltd.	5,920	87,148
Sejong Industrial Company, Ltd.	4,700	31,949
Sempio Foods Company, Ltd. *	1,960	53,675
Seoul Securities Company, Ltd.	80,610	137,862
SGWICUS Corp. *	8,400	36,370
SH Chemical Company, Ltd. *	2,600	25,892
Shin Poong Pharmaceutical Company, Ltd.	1,870	60,724
Shinhan Engineering & Construction
Company, Ltd.	2,606	35,119
Shinhan Financial Group Company, Ltd., ADR	21,800	2,670,282
Shinheung Securities Company, Ltd.	3,800	59,642
Shinil Engineering Company, Ltd. *	3,180	49,050
Shinsegae Engineering & Construction
Company, Ltd.	700	31,899
Shinsung ENG Company, Ltd.	7,800	31,745
Shinsung Engineering & Construction
Company, Ltd. *	2,600	28,987
Shinyoung Securities Company, Ltd.	2,636	174,050
Silla Company, Ltd.	3,180	26,160
Sindo Ricoh Company, Ltd.	2,840	186,290
SJM Company, Ltd. *	5,800	35,659
SK Gas Company, Ltd.	2,870	228,333
SKC Company, Ltd.	7,200	204,968
SL Corp.	3,400	30,178
Songwon Industrial Company, Ltd. *	8,100	40,770
Ssangyong Cement Industrial Company, Ltd. *	20,770	348,471

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Ssangyong Motor Company, Ltd. *	26,890	$208,111
Suheung Capsule Company, Ltd. *	2,800	23,852
Sung Bo Chemicals Company, Ltd.	950	50,901
Sung Chang Enterprise Company, Ltd.	1,750	47,356
Sungjee Construction Company, Ltd.	1,400	29,096
Sungshin Cement Company, Ltd. *	5,760	124,384
Sunjin Company, Ltd.	1,260	52,849
Tae Kyung Industrial Company, Ltd. *	10,000	40,375
Taegu Department Store Company, Ltd.	2,700	54,067
Taekwang Industrial Company, Ltd.	133	161,238
Taeyoung Engineering & Construction, Ltd.	9,690	115,376
Taihan Electric Wire Company, Ltd.	4,850	175,867
Taihan Textile Company, Ltd. *	290	20,529
Tailim Packaging Industrial Company, Ltd. *	3,000	36,532
Telcoware Company, Ltd.	3,800	53,061
The Hancook Tire Company, Ltd.	54,180	973,522
TRYBRANDS, Inc. *	5,400	39,162
TS Corp.	980	45,826
Uangel Corp.	3,800	37,019
Unid Company, Ltd.	1,200	44,812
Union Steel Company, Ltd.	2,980	89,189
Wiscom Company, Ltd. *	3,760	18,213
Woongjin Holdings Company, Ltd.	2,860	56,342
Woori Investment & Securities Company, Ltd.	26,550	813,298
YESCO Company, Ltd.	1,950	72,820
Yoosung Enterprise Company, Ltd.	6,200	32,549
Youlchon Chemical Company, Ltd.	9,090	110,200
Young Poong Corp.	225	108,013
Young Poong Paper Manufacturing
Company, Ltd. *	650	21,811
Youngone Corp.	11,950	102,057
Yuhwa Securities Company, Ltd.	3,410	86,556

		57,478,826

Taiwan - 11.97%
Acbel Polytech, Inc.	225,000	138,134
ACHEM Technology Corp. *	103,000	53,797
AGV Products Corp. *	199,000	62,301
Arima Computer Corp. *	407,000	96,715
Arima Optoelectronics Corp. *	38,000	52,056
Asia Polymer *	111,000	57,466
Avision, Inc.	77,000	55,974
Bank of Kaohsiung, Ltd.	194,000	106,362
Behavior Technology Computer Corp. *	6,000	3,262
BenQ Corp. *	1,056,000	401,564
BES Engineering Corp.	734,000	165,004
Carnival Industrial Corp. *	198,000	57,211
Central Reinsurance Company, Ltd. *	39,000	17,749
Chang Hwa Commercial Bank, Ltd. *	2,683,000	1,704,533
Charoen Pokphand Enterprise *	125,000	56,506
Cheng Loong Corp. *	536,000	225,926
Chenming Mold Industrial Corp. *	121,000	56,730
Chi Mei Optoelectronics Corp.	1,686,000	2,008,369

The accompanying notes are an integral part of the financial statements.          167

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Chia Hsin Cement Corp. *	274,000	$199,181
Chien Shing Stainless Steel Company, Ltd. *	69,000	27,398
China Airlines *	846,000	382,431
China Chemical & Pharmaceutical
Company, Ltd. *	129,000	70,528
China Development Financial Holdings Corp.	5,976,000	2,601,039
China Electric Manufacturing Corp. *	94,000	48,665
China General Plastics Corp. *	140,000	35,620
China Glaze Company, Ltd. *	106,000	61,839
China Manmade Fibers Corp. *	604,000	168,987
China Motor Company, Ltd.	376,000	364,630
China Petrochemical Development Corp. *	1,022,000	357,419
China Wire & Cable Company, Ltd. *	110,000	26,710
Chin-Poon Industrial Company, Ltd.	128,000	112,401
Chun Yu Works & Company, Ltd. *	155,000	56,101
Chun Yuan Steel Industrial Company, Ltd.	163,000	73,684
Chung Hwa Pulp Corp. *	207,000	105,586
Chunghwa Picture Tubes, Ltd. *	3,961,000	1,070,704
CMC Magnetics Corp. *	1,823,000	618,061
Collins Company, Ltd. *	186,000	69,878
Compeq Manufactuing Company, Ltd. *	556,000	259,829
Continental Engineering Corp.	348,000	288,051
Cosmos Bank Taiwan *	710,000	168,934
Da-Cin Construction Company, Ltd. *	218,000	83,564
Delpha Construction Company, Ltd. *	181,000	54,455
E.Sun Financial Holding Company, Ltd.	1,976,000	1,146,732
Eastern Media International Corp.	528,000	123,695
Edom Technology Company, Ltd. *	71,000	51,396
Elitegroup Computer Systems Company, Ltd.	507,000	265,579
Enlight Corp. *	159,000	59,977
EVA Airways Corp.	870,000	352,092
Everest Textile Company, Ltd. *	230,000	53,671
Evergreen International Storage & Transport
Corp.	453,000	244,902
Evergreen Marine Corp.	695,000	461,706
Everspring Industry Company, Ltd. *	138,000	57,324
Excel Cell Electronic Company, Ltd. *	34,000	27,416
Far Eastern Department Stores Company, Ltd.	472,000	365,461
Far Eastern International Bank	967,000	443,036
Federal Corp.	219,000	158,865
First Copper Technology Company, Ltd. *	104,000	51,460
First Financial Holding Company, Ltd.	2,850,000	2,036,958
Fubon Group Company, Ltd.	2,060,000	1,887,599
Fwusow Industry Company, Ltd. *	99,000	30,238
Gigabyte Technology Company, Ltd.	385,000	288,691
Gigastorage Corp. *	146,000	60,871
Goldsun Development & Construction
Company, Ltd.	677,000	392,883
Gordon Auto Body Parts Company, Ltd. *	48,000	25,510
Grand Pacific Petrochemical Corp. *	285,000	101,848
Grape King, Inc. *	108,000	63,995
Great China Metal Industry Company, Ltd.	90,000	49,343

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Hey Song Corp.	219,000	$109,366
Hitron Technology, Inc. *	108,000	55,748
Ho Tung Chemical Corp. *	308,000	119,475
Hocheng Group Corp. *	130,000	56,384
Hold-Key Electric Wire & Cable Company, Ltd. *	138,000	50,159
Hsing TA Cement Company *	120,000	46,915
Hua Eng Wire & Cable Company, Ltd. *	333,000	109,847
Hua Nan Financial Holdings Company, Ltd.	270,000	190,089
Hung Ching Development Company *	166,000	81,885
Hwa Fong Rubber Company, Ltd. *	77,000	26,341
Jui Li Enterprise Company, Ltd. *	65,000	27,795
Kang Na Hsiung Enterprise Company, Ltd. *	79,000	58,876
Kao Hsing Chang Iron & Steel Corp. *	447,000	101,442
Kindom Construction Company, Ltd. *	194,000	87,104
King Yuan Electronics Company, Ltd.	47,000	40,339
King’s Town Bank *	248,000	81,051
Kinpo Electronics, Inc.	774,000	317,969
Kwong Fong Industries Corp. *	231,000	81,845
Lan Fa Textile Company, Ltd. *	164,000	55,602
Lead Data, Inc. *	182,000	77,269
Lealea Enterprise Company, Ltd. *	307,000	75,015
Leofoo Development Company, Ltd. *	86,000	57,132
Li Peng Enterprise Company, Ltd. *	256,000	92,657
Lien Hwa Industrial Corp.	297,000	160,565
Lingsen Precision Industries, Ltd. *	136,000	76,848
Long Bon Development Company, Ltd.	41,000	26,924
Long Chen Paper Company, Ltd. *	208,000	98,155
Lucky Cement Corp. *	167,000	75,747
Macronix International Company, Ltd., ADR *	21,797	101,792
Macronix International Company, Ltd. *	1,691,000	803,148
Mega Financial Holding Company, Ltd.	5,978,000	4,062,630
Mercuries & Associates, Ltd. *	232,000	124,362
Micro-Star International Company, Ltd.	501,000	374,908
Namchow Chemical Industrial, Ltd. *	180,000	54,979
Nanya Technology Corp. *	730,000	667,792
Nien Hsing Textile Company, Ltd.	184,000	130,666
Optimax Technology Corp. *	285,000	166,265
Pacific Construction Company, Ltd. *	160,000	30,397
Prodisc Technology, Inc. *	298,000	72,998
Quintain Steel Company, Ltd. *	164,000	47,337
Ralec Electronic Corp. *	39,000	52,592
Rexon Industrial Corp., Ltd. *	80,000	27,978
Ritek Corp. *	1,544,000	461,219
Sampo Corp. *	320,000	66,561
Sanyang Industrial Company, Ltd. *	337,000	256,816
Sanyo Electric Taiwan Company, Ltd. *	38,000	32,615
Sesoda Corp.	93,000	50,136
Shinkong Insurance Company, Ltd.	82,000	56,353
Shinkong Synthetic Fibers Corp. *	675,000	251,527
Shuttle, Inc. *	122,000	70,800
Silicon Integrated Systems Corp.	355,000	199,511
Sinon Corp. *	164,000	65,119

The accompanying notes are an integral part of the financial statements.          168

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
SinoPac Holdings Company, Ltd.	3,901,000	$1,870,669
Sintek Photronic Corp. *	383,000	116,982
Siward Crystal Technology Company, Ltd.	59,000	55,684
Southeast Cement Company, Ltd.	147,000	54,104
Standard Foods Corp. *	98,000	60,165
Stark Technology, Inc.	95,000	62,966
Ta Chong Bank, Ltd.	750,000	250,840
Ta Ya Electric Wire & Cable Company, Ltd. *	270,000	110,095
Tah Hsin Industrial Company, Ltd.	65,000	48,740
Taichung Commercial Bank *	656,000	260,477
Tainan Spinning Company, Ltd. *	685,000	332,666
Taishin Financial Holdings Company, Ltd. *	2,746,000	1,522,294
Taisun Enterprise Company, Ltd. *	150,000	41,234
Taita Chemical Company, Ltd. *	100,000	28,650
Taiwan Business Bank *	1,703,000	515,477
Taiwan Cooperative Bank *	793,000	577,674
Taiwan Fire & Marine Insurance Company, Ltd. *	71,000	57,468
Taiwan Fu Hsing Industrial Company, Ltd.	28,000	25,272
Taiwan Glass Industrial Corp.	432,000	415,638
Taiwan Kolin Company, Ltd. *	327,000	125,347
Taiwan Pulp & Paper Corp. *	176,000	58,057
Taiwan Sakura Corp. *	100,000	31,155
Taiwan Styrene Monomer Corp. *	241,000	109,311
Taiwan Tea Corp. *	382,000	185,516
Taiyen Biotech Company, Ltd.	115,000	106,078
Tatung Company, Ltd. *	2,291,000	1,028,641
Teapo Electronic Corp. *	205,000	59,484
Teco Electric & Machinery Company, Ltd.	1,105,000	631,139
Tecom Company, Ltd. *	108,000	67,294
Tex-Ray Industrial Company, Ltd. *	90,000	43,021
Ton Yi Industrial Corp.	558,000	241,164
Tsann Kuen Enterprise Company, Ltd.	111,000	119,510
Twinhead International Corp. *	224,000	54,392
Tycoons Group Enterprise Company, Ltd. *	238,000	54,520
Tze Shin International Company, Ltd. *	56,000	37,630
Union Bank of Taiwan *	352,000	90,312
Unitech Electronics Company, Ltd. *	97,000	56,292
United Microelectronics Corp.	12,474,000	7,562,886
Universal Cement Corp. *	131,000	62,819
UPC Technology Corp. *	365,000	215,722
USI Corp.	294,000	107,309
U-Tech Media Corp. *	180,000	56,353
Ve Wong Corp. *	61,000	29,997
Walsin Lihwa Corp. *	1,814,000	1,074,881
Walsin Technology Corp.	259,000	275,296
Waterland Financial Holdings	730,000	236,347
Wei Chih Steel Industrial Company, Ltd. *	100,000	25,687
Winbond Electronics Corp. *	2,185,000	827,550
Wintek Corp.	468,000	507,453
WUS Printed Circuit Company, Ltd.	225,000	98,618
Yageo Corp. *	1,587,000	763,447
Yang Ming Marine Transport Corp.	834,000	649,572

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Yi Jinn Industrial Company, Ltd. *	314,000	$54,188
Yieh Phui Enterprise	698,000	317,660
Yosun Industrial Corp.	72,000	65,535
Yuen Foong Yu Paper Manufacturing Company, Ltd.	661,000	289,718
Yulon Motor Company, Ltd.	494,000	611,087
Yungtay Engineering Company, Ltd.	177,000	110,557
Zig Sheng Industrial Company, Ltd. *	200,000	53,757

		55,596,044

Thailand - 3.08%
Aapico Hitech PCL	120,600	51,698
Adkinson Securities PCL *	2,245,200	48,773
Amata Corp. PCL	140,400	69,133
Asia Plus Securities PCL	440,200	46,156
Bangkok Aviation Fuel Services PCL	139,371	42,790
Bangkok Bank PCL, NVDR	1,131,100	3,833,127
Bangkok Expressway PCL	320,600	219,150
Bangkok Land PCL *	6,345,600	178,283
Cal-Comp Electronics Thailand PCL	903,000	167,392
Capital Nomura Securities PCL *	25,000	28,784
Charoen Pokphand Foods PCL	2,900,700	436,890
CS Loxinfo PCL *	394,400	47,065
Delta Electronics Thailand PCL	293,600	194,741
Dynasty Ceramic PCL	115,800	50,311
Eastern Water Resources Development & Management PCL	295,200	44,462
Erawan Group PCL	370,800	43,175
Golden Land Property PCL *	37,000	10,181
Hemaraj Land & Development PCL	4,907,500	156,358
Home Product Center PCL	358,382	57,611
Jasmine International PCL	5,110,500	71,051
KGI Securities Thailand PCL	779,900	44,049
KGI Securities Thailand PCL	1,071,300	60,508
Kiatnakin Finance PCL	238,300	220,872
Kim Eng Securities Thailand PCL	72,700	52,643
Krung Thai Bank PCL	4,227,200	1,432,534
Krungthai Card PCL	134,500	110,054
Lanna Resources PCL	121,400	59,074
Loxley PCL	1,513,100	75,819
Magnecomp Precision Technology PCL *	637,800	48,770
Major Cineplex Group PCL	165,000	91,760
MBK PCL	46,300	71,747
MK Real Estate Development PCL *	440,000	30,332
Nakornthai Strip Mill PCL *	12,761,300	121,976
National Finance PCL	874,200	367,151
Polyplex PCL *	372,400	47,892
Power Line Engineering PCL	224,700	43,280
Pranda Jewelry PCL	214,300	53,691
PTT Chemical PCL	567,100	1,478,320
Quality House PCL	3,885,800	173,328
Raimon Land PCL *	560,000	19,464
Regional Container Lines PCL	209,100	190,779

The accompanying notes are an integral part of the financial statements.          169

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Robinson Department Store PCL	154,900	$50,699
Rojana Industrial Park PCL	56,700	24,306
Saha-Union PCL	157,500	96,256
Sahaviriya Steel Industries PCL	5,606,100	170,497
Samart Corp. PCL	158,500	39,022
Samart I-Mobile PCL	90,200	50,684
Sansiri PCL	965,300	100,095
SC Asset Corp. PCL	168,200	38,487
Seamico Securities PCL	416,000	47,956
Serm Suk PCL *	86,700	46,960
Shin Satellite PCL *	488,500	158,471
Siam Commercial Bank PCL	490,700	1,037,541
Siam Industrial Credit PCL *	400,000	48,660
Sino Thai Engineering & Construction PCL *	314,900	60,198
Sri Trang Agro-Industry PCL	60,500	24,183
Srithai Superware PCL *	110,000	28,994
Supalai PCL	991,500	99,940
Tata Steel Thailand PCL *	820,000	38,476
Thai Plastic & Chemical PCL	352,400	190,873
Thai Union Frozen Products PCL - Foreign Shares	312,600	224,547
Thai Vegetable Oil PCL	100,000	30,413
Thoresen Thai Agencies PCL	118,800	137,639
Ticon Industrial Connection PCL	88,600	55,175
Tipco Asphalt PCL *	97,100	85,780
TMB Bank PCL *	5,891,300	371,992
TPI Polene PCL	800,000	338,306
Vanachai Group PCL	672,300	102,232

		14,289,556

Turkey - 3.85%
Acibadem Saglik Hizmetleri Ve Ticaret AS	10,099	70,973
Adana Cimento Sanayii TAS	137,502	78,777
Akenerji Elektrik Uretim AS *	28,238	150,994
Aksa Akrilik Kimya Sanayii AS	52,488	154,766
Aksigorta AS	148,926	898,721
Alarko Carrier Sanayii Ve Ticaret AS *	4,144	51,915
Alarko Holding AS *	45,252	114,763
Alkim Alkali Kimya AS *	9,413	49,614
Altinyildiz Mensucat ve Konfeksiyon Fab *	14,167	50,214
Anadolu Cam Sanayii AS	40,393	168,163
Anadolu Hayat Emeklilik AS	18,000	71,500
Anadolu Isuzu Otomotiv Sanayi AS	6,123	45,136
Anadolu Sigorta AS, Class B	161,015	243,534
Ayen Enerji AS *	53,740	100,575
Aygaz AS	95,819	402,570
Bagfas Bandirma Gubre Fabrikalari AS	3,356	103,826
Banvit Bandirma Vitaminli Yem Sanayii Ticaret AS *	30,982	56,563
Bati Cimento AS	7,206	58,899
BatiSoke AS	16,968	46,402
Beko Elektronik AS *	28,000	36,575
Bolu Cimento Sanayii AS	79,896	178,211

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Borusan Mannesmann Boru Sanayi AS	5,559	$45,012
Bosch Fren Sistemleri AS *	348	43,065
Bossa Ticaret ve Sanayi Isletmeleri TAS *	57,084	79,798
Brisa Bridgestone Sabanci Lastik San Ve Tic AS	832	47,984
BSH Ev Aletleri Sanayi ve Ticaret AS	2,182	59,171
Celebi Hava Servisi AS	2,182	41,670
Cemtas Celik Makina Sanayi ve Ticaret AS *	67,700	106,016
Cimsa Cimento Sanayi ve Ticaret AS	47,762	328,362
Deva Holding AS	8,895	108,036
Dogan Sirketler Grubu Holdings AS *	640,222	1,291,105
Dogus Otomotiv Servis ve Ticaret AS	48,187	224,537
Eczacibasi Ilac Sanayi AS *	54,563	252,163
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS *	33,480	78,259
Eregli Demir ve Celik Fabrikalari TAS	418,653	2,558,417
Gentas Genel Metal Sanayi ve Ticaret AS *	43,807	48,857
Global Yatirim Holding AS *	112,799	112,877
Goldas Kuyumculuk Sanayi AS *	54,846	69,128
Goodyear Lastikleri TAS *	2,606	33,244
GSD Holding AS *	219,149	281,239
Gunes Sigorta AS *	31,528	48,649
Hektas Ticaret TAS *	57,406	51,306
Ihlas Holding AS *	361,336	201,494
Izmir Demir Celik Sanayi AS *	26,754	64,581
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *	137,304	177,254
Kartonsan Karton Sanayi ve Ticaret AS *	1,065	74,845
Konya Cimento Sanayii AS	708	32,720
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret Anonim Sirketi AS *	45,827	126,023
Mardin Cimento Sanayii ve Ticaret AS	7,831	44,865
Marmaris Marti Otel Isletmeleri AS *	100,968	100,266
Menderes Tekstil Sanayi ve Ticaret AS *	126,366	53,091
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	52,373
NET Holding AS *	95,686	59,205
Net Turizm Ticaret ve Sanayi AS *	49,169	50,705
Nortel Networks Netas Telekomunikasyon AS	3,939	88,011
Otokar Otobus Karoseri Sanayi AS	4,947	83,892
Parsan Makina Parcalari Sanayii AS *	40,197	79,221
Pinar Entegre Et ve Un Sanayi AS	36,324	102,665
Pinar Sut Mamulleri Sanayii AS	25,633	126,295
Sanko Pazarlama Ithalat Ihracat AS *	20,076	53,368
Sarkuysan Elektrolitik Bakir AS	32,233	92,087
Tekstil Bankasi AS *	60,005	102,216
Trakya Cam Sanayi AS	121,233	438,961
Turk Demir Dokum Fabrikalari AS *	4,082	28,687
Turk Ekonomi Bankasi AS *	5,569	85,081
Turk Prysmian Kablo ve Sistemleri AS *	17,593	53,487
Turk Sise ve Cam Fabrikalari AS	180,719	745,461
Turkiye Is Bankasi AS	1,093,142	5,135,454
Ulker Gida Sanayi ve Ticaret AS	24,000	104,499

The accompanying notes are an integral part of the financial statements.          170

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Usas Ucak Servisi AS	27,986	$73,113
Uzel Makina Sanayii AS *	20,846	36,944
Vestel Elektronik Sanayi ve Tracaret AS *	71,840	172,315
Yapi Kredi Sigorta AS	9,491	72,500
Zorlu Enerji Elektrik Uretim AS *	33,714	101,984

		17,855,249

TOTAL COMMON STOCKS (Cost $414,802,291)		$437,881,722

PREFERRED STOCKS - 5.01%

Brazil - 5.01%
Bardella SA Industrias Mecanicas *	916	81,587
Centrais Eletricas de Santa Catarina SA, Series B	19,800	414,948
Klabin SA, ADR	762,000	2,683,238
Marcopolo SA *	103,400	391,947
Metalurgica Gerdau SA *	166,300	5,744,846
Petroquimica Uniao SA *	7,000	46,398
SA Fabrica de Produtos Alimenticios Vigor *	96,000	133,230
Suzano Bahia Sul Papel e Celulose SA, Series A	137,900	1,863,803
Suzano Petroquimica SA	99,554	246,423
Telemar Norte Leste SA *	100,000	2,788,566
Uniao de Industrias Petroquimicas SA	358,000	355,942
Usinas Siderurgicas de Minas Gerais SA	149,300	8,504,479

		23,255,407

TOTAL PREFERRED STOCKS (Cost $20,833,169)		$23,255,407

RIGHTS - 0.00%

Indonesia - 0.00%
Summarecon Agung Tbk PT (Expiration Date 07/13/2007; Strike Price IDR 900)	33,417	1,332

TOTAL RIGHTS (Cost $0)		$1,332

REPURCHASE AGREEMENTS - 3.20%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $14,857,693 on 7/2/2007, collateralized by $15,135,000 Federal Home Loan Mortgage Corp., 5.80% due 04/23/2014 (valued at $15,153,919, including interest)	$14,852,000	$14,852,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,852,000)		$14,852,000

Total Investments (Emerging Markets Value Trust) (Cost $450,487,460) - 102.51%		$475,990,461
Liabilities in Excess of Other Assets - (2.51)%		(11,655,409)

TOTAL NET ASSETS - 100.00%		$464,335,052

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	12.65%

Financial Services	5.84%

International Oil	5.37%

Steel	5.01%

Automobiles	4.94%

Emerging Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.92%

Advertising - 1.14%
inVentiv Health, Inc. *	79,770	$2,920,380

Aerospace - 4.09%
BE Aerospace, Inc. *	100,760	4,161,388
HEICO Corp., Class A	72,000	2,530,800
Moog, Inc., Class A *	45,000	1,984,950
Triumph Group, Inc.	28,200	1,846,254

		10,523,392

Air Travel - 0.99%
Copa Holdings SA, Class A	38,000	2,555,120

Apparel & Textiles - 4.80%
Crocs, Inc. *	136,780	5,885,643
Iconix Brand Group, Inc. *	116,500	2,588,630
Volcom, Inc. * (a)	77,000	3,860,010

		12,334,283

Auto Parts - 1.06%
LKQ Corp. *	110,105	2,715,189

Auto Services - 0.52%
Monro Muffler Brake, Inc.	35,720	1,337,714

Banking - 3.65%
East West Bancorp, Inc.	59,044	2,295,631
PrivateBancorp, Inc. (a)	53,700	1,546,560
Signature Bank *	57,980	1,977,118
United Community Banks, Inc. (a)	74,150	1,919,743
Virginia Commerce Bancorp, Inc. * (a)	97,887	1,655,269

		9,394,321

Biotechnology - 2.83%
Illumina, Inc. * (a)	39,960	1,621,976
Immucor, Inc. *	106,000	2,964,820
Integra LifeSciences Holdings Corp. * (a)	54,430	2,689,931

		7,276,727

Broadcasting - 0.60%
Sinclair Broadcast Group, Inc., Class A (a)	108,760	1,546,567

Building Materials & Construction - 0.78%
Williams Scotsman International, Inc. *	83,820	1,995,754

Business Services - 2.05%
Informatica Corp. *	120,670	1,782,296
Kenexa Corp. *	61,400	2,315,394
Syntel, Inc.	38,730	1,177,005

		5,274,695

The accompanying notes are an integral part of the financial statements.          171

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cable and Television - 0.95%
Central European Media Enterprises, Ltd., Class A *	25,000	$2,439,500

Cellular Communications - 0.94%
Dobson Communications Corp., Class A *	218,000	2,421,980

Commercial Services - 0.98%
Live Nation, Inc. *	113,100	2,531,178

Computers & Business Equipment - 1.79%
Internap Network Services Corp. *	93,290	1,345,242
Micros Systems, Inc. *	60,000	3,264,000

		4,609,242

Correctional Facilities - 1.10%
The Geo Group, Inc. *	97,460	2,836,086

Crude Petroleum & Natural Gas - 2.38%
Arena Resources, Inc. *	67,000	3,893,370
GMX Resources, Inc. * (a)	64,020	2,215,092

		6,108,462

Electrical Equipment - 1.86%
Anixter International, Inc. *	32,500	2,444,325
Genlyte Group, Inc. *	29,735	2,335,387

		4,779,712

Electronics - 0.53%
II-VI, Inc. *	50,340	1,367,738

Energy - 0.57%
Energy Conversion Devices, Inc. * (a)	47,500	1,463,950

Financial Services - 5.50%
Affiliated Managers Group, Inc. * (a)	47,500	6,116,100
GFI Group, Inc. *	47,231	3,423,303
optionsXpress Holdings, Inc.	92,950	2,385,097
Stifel Financial Corp. * (a)	37,610	2,214,853

		14,139,353

Food & Beverages - 1.19%
Hansen Natural Corp. *	71,500	3,073,070

Healthcare Products - 7.45%
American Medical Systems Holdings, Inc. * (a)	160,000	2,886,400
Arthrocare Corp. *	35,300	1,550,023
Conceptus, Inc. * (a)	80,000	1,549,600
DJO, Inc. *	36,000	1,485,720
Inverness Medical Innovations, Inc. * (a)	69,920	3,567,318
Kyphon, Inc. *	37,500	1,805,625
NutriSystem, Inc. *	43,590	3,044,326
Nuvasive, Inc. *	50,390	1,361,034
PSS World Medical, Inc. *	105,000	1,913,100

		19,163,146

Healthcare Services - 5.41%
AMN Healthcare Services, Inc. *	96,870	2,131,140
Healthextras, Inc. *	49,000	1,449,420
Psychiatric Solutions, Inc. *	91,498	3,317,717
Radiation Therapy Services, Inc. * (a)	98,750	2,601,075
Sun Healthcare Group, Inc. *	121,820	1,765,172

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
The Advisory Board Company *	47,900	$2,661,324

		13,925,848

Hotels & Restaurants - 1.52%
Applebee’s International, Inc.	87,100	2,099,110
McCormick & Schmick’s Seafood Restaurants, Inc. *	69,470	1,802,052

		3,901,162

Industrial Machinery - 0.63%
Regal-Beloit Corp.	34,660	1,613,076

Insurance - 1.94%
ProAssurance Corp. *	43,070	2,397,707
Tower Group, Inc.	81,420	2,597,298

		4,995,005

Internet Content - 0.70%
The Knot, Inc. * (a)	89,430	1,805,592

Internet Software - 1.26%
DealerTrack Holdings, Inc. *	87,960	3,240,446

Leisure Time - 2.34%
Life Time Fitness, Inc. * (a)	76,500	4,072,095
WMS Industries, Inc. *	67,313	1,942,639

		6,014,734

Liquor - 1.94%
Central European Distribution Corp. * (a)	144,290	4,995,320

Manufacturing - 1.37%
Barnes Group, Inc.	67,700	2,144,736
Spartan Motors, Inc.	81,075	1,379,896

		3,524,632

Office Furnishings & Supplies - 2.69%
Acco Brands Corp. *	95,750	2,207,037
Herman Miller, Inc.	40,261	1,272,248
Knoll, Inc.	153,460	3,437,504

		6,916,789

Petroleum Services - 4.23%
Basic Energy Services, Inc. *	100,000	2,557,000
Core Laboratories N.V. *	14,443	1,468,709
Dril-Quip, Inc. *	27,290	1,226,685
Superior Energy Services, Inc. *	85,000	3,393,200
World Fuel Services Corp.	52,790	2,220,347

		10,865,941

Pharmaceuticals - 1.10%
Adams Respiratory Therapeutics, Inc. *	41,560	1,637,049
Eurand NV *	76,381	1,196,890

		2,833,939

Real Estate - 3.43%
BioMed Realty Trust, Inc., REIT	85,500	2,147,760
Jones Lang LaSalle, Inc.	20,000	2,270,000
Redwood Trust, Inc., REIT (a)	43,900	2,123,882
Sunstone Hotel Investors, Inc., REIT	80,000	2,271,200

		8,812,842

The accompanying notes are an integral part of the financial statements.          172

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 0.81%
United Natural Foods, Inc. *	78,000	$2,073,240

Retail Trade - 4.81%
Children’s Place Retail Stores, Inc. *	45,000	2,323,800
First Cash Financial Services, Inc. *	115,740	2,712,946
Hibbett Sports, Inc. *	74,000	2,026,120
NexCen Brands, Inc. *	123,480	1,375,567
The Men’s Wearhouse, Inc.	50,000	2,553,500
Zumiez, Inc. * (a)	36,710	1,386,904

		12,378,837

Semiconductors - 3.74%
Emulex Corp. *	87,420	1,909,253
FormFactor, Inc. *	61,000	2,336,300
PMC-Sierra, Inc. *	225,800	1,745,434
Varian Semiconductor Equipment
Associates, Inc. *	90,300	3,617,418

		9,608,405

Software - 5.66%
Allscripts Healthcare Solution, Inc. * (a)	74,415	1,896,094
Macrovision Corp. *	56,160	1,688,169
Nuance Communications, Inc. * (a)	106,730	1,785,593
Omniture, Inc. * (a)	86,212	1,975,979
Patni Computer Systems, Ltd., SADR	50,460	1,272,097
Solera Holdings, Inc. *	102,600	1,988,388
Transaction Systems Architects, Inc., Class A *	64,960	2,186,554
Ultimate Software Group, Inc. *	61,000	1,764,730

		14,557,604

Telecommunications Equipment & Services - 3.69%
Golden Telecom, Inc.	34,750	1,911,598
NTELOS Holdings Corp.	110,520	3,054,773
PAETEC Holding Corp. * (a)	220,100	2,484,929
Viasat, Inc. *	63,605	2,041,720

		9,493,020

Trucking & Freight - 0.90%
Old Dominion Freight Lines, Inc. *	76,590	2,309,188

TOTAL COMMON STOCKS (Cost $219,103,357)		$246,673,179

SHORT TERM INVESTMENTS - 20.85%
John Hancock Cash Investment Trust (c)	$53,636,079	$53,636,079

TOTAL SHORT TERM INVESTMENTS
(Cost $53,636,079)		$53,636,079

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 4.02%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$10,340,962 on 7/2/2007,
collateralized by $855,000 Federal
National Mortgage Association,
6.00% due 05/15/2011 (valued at
$881,719, including interest) and
$10,190,000 Federal National
Mortgage Association, 5.60% due
05/15/2037 (valued at $9,667,253,
including interest)	$10,337,000	$10,337,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,337,000)		$10,337,000

Total Investments (Emerging Small Company Trust)
(Cost $283,076,436) - 120.79%		$310,646,258
Liabilities in Excess of Other Assets - (20.79)%		(53,477,559)

TOTAL NET ASSETS - 100.00%		$257,168,699

Equity-Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.43%

Aerospace - 0.64%
Raytheon Company	305,400	$16,458,006

Agriculture - 0.26%
Archer-Daniels-Midland Company	202,500	6,700,725

Air Travel - 0.27%
Southwest Airlines Company	473,000	7,052,430

Aluminum - 0.72%
Alcoa, Inc.	454,900	18,437,097

Auto Parts - 0.53%
Genuine Parts Company	275,500	13,664,800

Automobiles - 0.26%
Ford Motor Company (a)	722,600	6,806,892

Banking - 3.30%
Fifth Third Bancorp	622,400	24,752,848
National City Corp. (a)	354,400	11,808,608
Royal Bank of Scotland Group PLC	196,700	2,497,755
SunTrust Banks, Inc.	225,000	19,291,500
US Bancorp	805,800	26,551,110

		84,901,821

Biotechnology - 0.83%
Amgen, Inc. *	384,200	21,242,418

Broadcasting - 0.72%
CBS Corp., Class B	547,750	18,251,030
Citadel Broadcasting Corp. (a)	50,708	327,067

		18,578,097

The accompanying notes are an integral part of the financial statements.           173

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction - 0.81%
Masco Corp.	734,100	$20,899,827

Business Services - 1.09%
Computer Sciences Corp. *	177,200	10,481,380
H & R Block, Inc.	756,300	17,674,731

		28,156,111

Cable and Television - 1.82%
Time Warner, Inc.	1,483,500	31,212,840
Viacom, Inc., Class B *	372,050	15,488,442

		46,701,282

Cellular Communications - 1.08%
ALLTEL Corp.	220,700	14,908,285
Motorola, Inc.	727,500	12,876,750

		27,785,035

Chemicals - 1.00%
Chemtura Corp.	104,700	1,163,217
E.I. Du Pont de Nemours & Company	484,600	24,637,064

		25,800,281

Computers & Business Equipment - 1.33%
Dell, Inc. *	835,400	23,850,670
International Business Machines Corp.	99,700	10,493,425

		34,344,095

Construction Materials - 1.01%
USG Corp. * (a)	102,900	5,046,216
Vulcan Materials Company	183,900	21,063,906

		26,110,122

Cosmetics & Toiletries - 3.87%
Avon Products, Inc.	512,500	18,834,375
Colgate-Palmolive Company	456,100	29,578,085
International Flavors & Fragrances, Inc.	412,000	21,481,680
Kimberly-Clark Corp.	214,300	14,334,527
Procter & Gamble Company	251,500	15,389,285

		99,617,952

Crude Petroleum & Natural Gas - 0.36%
Statoil ASA	298,300	9,284,245

Drugs & Health Care - 1.02%
Wyeth	456,700	26,187,178

Electrical Equipment - 0.53%
Cooper Industries, Ltd., Class A	239,000	13,644,510

Electrical Utilities - 2.67%
Ameren Corp.	75,400	3,695,354
Entergy Corp.	224,400	24,089,340
FirstEnergy Corp.	233,800	15,133,874
Pinnacle West Capital Corp.	201,900	8,045,715
TECO Energy, Inc.	278,400	4,782,912
Xcel Energy, Inc.	633,000	12,957,510

		68,704,705

Electronics - 0.61%
Sony Corp.	303,700	15,578,145

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Energy - 1.15%
Duke Energy Corp.	761,700	$13,939,110
Progress Energy, Inc.	340,900	15,541,631

		29,480,741

Financial Services - 7.77%
Capital One Financial Corp.	51,900	4,071,036
Charles Schwab Corp.	1,170,100	24,010,452
Citigroup, Inc.	531,600	27,265,764
Countrywide Financial Corp.	245,100	8,909,385
Federal National Mortgage Association	194,800	12,726,284
JP Morgan Chase & Company	1,170,100	56,691,345
Legg Mason, Inc.	101,300	9,965,894
Mellon Financial Corp.	627,400	27,605,600
State Street Corp.	279,800	19,138,320
Wells Fargo & Company (c)	273,200	9,608,444

		199,992,524
Food & Beverages - 3.72%
Campbell Soup Company	280,400	10,882,324
General Mills, Inc.	356,500	20,826,730
Hershey Company	100,300	5,077,186
Kraft Foods, Inc., Class A (a)	455,700	16,063,425
McCormick & Company, Inc.	265,300	10,129,154
Sysco Corp.	187,300	6,179,027
The Coca-Cola Company	505,900	26,463,629

		95,621,475

Gas & Pipeline Utilities - 1.20%
NiSource, Inc.	1,014,300	21,006,153
Spectra Energy Corp.	380,850	9,886,866

		30,893,019

Healthcare Products - 2.00%
Baxter International, Inc.	297,700	16,772,418
Boston Scientific Corp. *	535,200	8,209,968
Johnson & Johnson	429,400	26,459,628

		51,442,014

Holdings Companies/Conglomerates - 3.01%
General Electric Company	2,025,200	77,524,655

Homebuilders - 0.33%
D.R. Horton, Inc.	430,300	8,575,879

Household Products - 1.62%
Fortune Brands, Inc.	243,900	20,090,043
Newell Rubbermaid, Inc.	736,900	21,686,967

		41,777,010

Industrial Machinery - 0.92%
Ingersoll-Rand Company, Class A	253,800	13,913,316
Pall Corp.	210,800	9,694,692

		23,608,008

Insurance - 5.96%
American International Group, Inc.	425,100	29,769,753
Chubb Corp. (a)	198,000	10,719,720
Genworth Financial, Inc., Class A	178,700	6,147,280

The accompanying notes are an integral part of the financial statements.          174

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Lincoln National Corp.	331,000	$23,484,450
Marsh & McLennan Companies, Inc.	1,170,100	36,132,688
Progressive Corp.	531,600	12,721,188
The Travelers Companies, Inc.	373,400	19,976,900
UnumProvident Corp.	548,000	14,308,280

		153,260,259

International Oil - 9.15%
Anadarko Petroleum Corp.	367,800	19,121,922
BP PLC, ADR	294,400	21,238,016
Chevron Corp.	636,700	53,635,608
Exxon Mobil Corp.	625,000	52,425,000
Hess Corp.	504,200	29,727,632
Murphy Oil Corp.	318,700	18,943,528
Royal Dutch Shell PLC, ADR	497,600	40,405,120

		235,496,826

Internet Content - 0.72%
Yahoo!, Inc. *	683,100	18,532,503

Leisure Time - 0.88%
Walt Disney Company	660,300	22,542,642

Liquor - 1.26%
Anheuser-Busch Companies, Inc.	507,200	26,455,552
Brown Forman Corp., Class B	83,200	6,080,256

		32,535,808

Manufacturing - 3.00%
3M Company	421,300	36,564,627
Honeywell International, Inc.	380,200	21,397,656
Illinois Tool Works, Inc.	354,400	19,204,936

		77,167,219

Office Furnishings & Supplies - 0.78%
Avery Dennison Corp.	300,000	19,944,000

Paper - 2.01%
International Paper Company	982,400	38,362,720
MeadWestvaco Corp.	374,700	13,234,404

		51,597,124

Petroleum Services - 1.31%
BJ Services Company	405,000	11,518,200
Schlumberger, Ltd.	262,700	22,313,738

		33,831,938

Pharmaceuticals - 5.38%
Abbott Laboratories	305,900	16,380,945
Bristol-Myers Squibb Company	683,500	21,571,260
Eli Lilly & Company	577,300	32,259,524
Merck & Company, Inc.	784,000	39,043,200
Pfizer, Inc.	1,139,200	29,129,344

		138,384,273

Photography - 0.69%
Eastman Kodak Company (a)	642,300	17,875,209

Publishing - 3.19%
Dow Jones & Company, Inc.	479,100	27,524,295

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Publishing (continued)
Gannett Company, Inc.	378,800	$20,815,060
The New York Times Company, Class A (a)	894,300	22,715,220
Tribune Company	378,990	11,142,306

		82,196,881

Railroads & Equipment - 1.22%
Norfolk Southern Corp.	102,700	5,398,939
Union Pacific Corp.	226,500	26,081,475

		31,480,414

Retail Trade - 2.60%
Bed Bath & Beyond, Inc. *	432,900	15,580,071
Gap, Inc.	272,900	5,212,390
Home Depot, Inc.	577,600	22,728,560
Wal-Mart Stores, Inc.	483,900	23,280,429

		66,801,450

Sanitary Services - 0.63%
Waste Management, Inc.	415,500	16,225,275

Semiconductors - 1.61%
Analog Devices, Inc.	524,300	19,734,652
Applied Materials, Inc.	455,700	9,054,759
Intel Corp.	535,200	12,716,352

		41,505,763

Software - 1.60%
Microsoft Corp.	1,392,800	41,045,816

Telecommunications Equipment & Services - 1.72%
Nokia Oyj, SADR	772,600	21,717,786
Verizon Communications, Inc.	547,700	22,548,809

		44,266,595

Telephone - 3.85%
AT&T, Inc.	1,190,749	49,416,083
Qwest Communications International, Inc. *	2,480,300	24,058,910
Sprint Nextel Corp.	986,200	20,424,202
Windstream Corp.	353,085	5,211,535

		99,110,730

Tobacco - 0.44%
UST, Inc. (a)	208,400	11,193,164

Toys, Amusements & Sporting Goods - 0.69%
Mattel, Inc.	702,100	17,756,109

Trucking & Freight - 0.29%
United Parcel Service, Inc., Class B	101,300	7,394,900

TOTAL COMMON STOCKS (Cost $1,882,447,788)		$2,455,715,997

CORPORATE BONDS - 0.15%

Automobiles - 0.15%
Ford Motor Company 4.25% due 12/15/2036	$3,123,000	3,918,116

TOTAL CORPORATE BONDS (Cost $3,123,000)		$3,918,116

The accompanying notes are an integral part of the financial statements.          175

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 7.57%
John Hancock Cash Investment Trust (c)	$81,492,097	$81,492,097
T. Rowe Price Reserve Investment Fund	96,652,173	96,652,173
5.374% due 09/19/2034 (c)	16,557,496	16,557,496

TOTAL SHORT TERM INVESTMENTS (Cost $194,701,765)		$194,701,765

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $1,743,668 on 07/02/2007, collateralized by $1,875,000 Federal National Mortgage Association, 5.60% due 05/15/2037 (valued at $1,778,813, including interest)	$1,743,000	$1,743,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,743,000)		$1,743,000

Total Investments (Equity-Income Trust) (Cost $2,082,015,553) - 103.22%		$2,656,078,878
Liabilities in Excess of Other Assets - (3.22)%		(82,760,210)

TOTAL NET ASSETS - 100.00%		$2,573,318,668

Financial Services Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.67%

Banking - 8.74%
Commerce Bancorp, Inc.	218,600	$8,086,014
ICICI Bank, Ltd., SADR	12,900	634,035
State Bank of India GDR	73,118	6,449,007

		15,169,056

Business Services - 11.37%
Dun & Bradstreet Corp.	69,300	7,136,514
H & R Block, Inc.	135,200	3,159,624
Moody’s Corp.	151,900	9,448,180

		19,744,318

Containers & Glass - 2.45%
Sealed Air Corp.	137,000	4,249,740

Financial Services - 40.61%
American Express Company	361,500	22,116,568
Ameriprise Financial, Inc.	74,240	4,719,437
Goldman Sachs Group, Inc.	22,500	4,876,875
JP Morgan Chase & Company	170,048	8,238,825
Mellon Financial Corp.	102,200	4,496,800
Merrill Lynch & Company, Inc.	54,800	4,580,184
T. Rowe Price Group, Inc.	104,500	5,422,505
The First Marblehead Corp. (a)	238,050	9,198,252
Wells Fargo & Company	194,800	6,851,116

		70,500,562

Financial Services Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Holdings Companies/Conglomerates - 8.26%
Loews Corp.	253,600	$12,928,528
RHJ International *	71,525	1,411,795

		14,340,323

Insurance - 22.02%
American International Group, Inc.	122,600	8,585,678
China Life Insurance Company, Ltd., SADR (a)	69,364	3,722,766
Everest Re Group, Ltd.	38,700	4,204,368
FPIC Insurance Group, Inc. *	62,000	2,527,740
Markel Corp. *	15,400	7,462,224
Progressive Corp.	216,000	5,168,880
Transatlantic Holdings, Inc.	92,237	6,560,818

		38,232,474

Investment Companies - 0.33%
Oaktree Capital Group, LLC *	14,000	577,500

Manufacturing - 4.89%
Tyco International, Ltd.	251,500	8,498,185

TOTAL COMMON STOCKS (Cost $113,512,300)		$171,312,158

SHORT TERM INVESTMENTS - 9.03%
Chesham Finance LLC
5.45% due 07/02/2007	$2,387,000	$2,386,639
John Hancock Cash Investment Trust (c)	13,286,947	13,286,947

TOTAL SHORT TERM INVESTMENTS (Cost $15,673,586)		$15,673,586

Total Investments (Financial Services Trust) (Cost $129,185,886) - 107.70%		$186,985,744
Liabilities in Excess of Other Assets - (7.70)%		(13,365,787)

TOTAL NET ASSETS - 100.00%		$173,619,957

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value

MUTUAL FUNDS - 100.00%

Mutual Funds - 100.00%
John Hancock Global Trust Series NAV	4,921,348	$99,066,738
John Hancock Income Trust Series NAV	7,889,846	99,096,460
John Hancock Mutual Shares Trust Series NAV	7,794,393	99,066,737

		297,229,935

TOTAL MUTUAL FUNDS (Cost $297,016,308)		$297,229,935

Total Investments (Franklin Templeton Founding Allocation Trust) (Cost $297,016,308) - 100.00%		$297,229,935
Other Assets in Excess of Liabilities - 0.00%		11,500

TOTAL NET ASSETS - 100.00%		$297,241,435

The accompanying notes are an integral part of the financial statements.          176

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.13%

Advertising - 0.26%
WPP Group PLC, SADR	48,449	$3,621,563

Banking - 2.51%
Commerce Bancorp, Inc.	212,100	7,845,579
Wachovia Corp.	536,750	27,508,437

		35,354,016

Broadcasting - 1.82%
Liberty Media Corp. - Capital, Series A *	33,505	3,942,868
News Corp., Class A	1,020,600	21,646,926

		25,589,794

Business Services - 3.74%
Dun & Bradstreet Corp.	82,305	8,475,769
H & R Block, Inc.	572,977	13,390,472
Iron Mountain, Inc. *	587,437	15,349,729
Moody’s Corp.	247,199	15,375,778

		52,591,748

Cable and Television - 3.49%
Comcast Corp., Special Class A *	1,547,764	43,275,481
Virgin Media, Inc.	237,007	5,775,861

		49,051,342

Coal - 0.45%
China Coal Energy Company, H Shares *	4,221,100	6,327,223

Computers & Business Equipment - 1.78%
Dell, Inc. *	574,700	16,407,685
Hewlett-Packard Company	194,816	8,692,690

		25,100,375

Construction Materials - 1.99%
Martin Marietta Materials, Inc.	101,621	16,464,635
Vulcan Materials Company	100,830	11,549,068

		28,013,703

Containers & Glass - 1.90%
Sealed Air Corp.	860,092	26,680,054

Cosmetics & Toiletries - 1.34%
Avon Products, Inc.	150,688	5,537,784
Procter & Gamble Company	217,500	13,308,825

		18,846,609

Crude Petroleum & Natural Gas - 6.26%
Devon Energy Corp.	391,791	30,673,317
EOG Resources, Inc.	347,012	25,352,697
Occidental Petroleum Corp.	554,118	32,072,350

		88,098,364

Educational Services - 0.18%
Apollo Group, Inc., Class A *	43,600	2,547,548

Electronics - 0.52%
Agilent Technologies, Inc. *	188,700	7,253,628

Financial Services - 18.35%
American Express Company	1,032,235	63,152,137
Ameriprise Financial, Inc.	272,027	17,292,756
Citigroup, Inc.	513,781	26,351,828

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
E*TRADE Financial Corp. *	77,800	$1,718,602
HSBC Holdings PLC	1,978,379	36,313,858
JP Morgan Chase & Company	1,095,238	53,064,281
Mellon Financial Corp.	379,900	16,715,600
Morgan Stanley (c)	113,425	9,514,089
State Street Corp. (c)	36,025	2,464,110
Wells Fargo & Company	897,934	31,580,339

		258,167,600

Food & Beverages - 1.76%
Diageo PLC, SADR	210,619	17,546,669
Hershey Company	142,217	7,199,024

		24,745,693

Healthcare Services - 2.27%
Cardinal Health, Inc.	175,748	12,414,839
Express Scripts, Inc. *	133,200	6,661,332
UnitedHealth Group, Inc.	251,100	12,841,254

		31,917,425

Holdings Companies/Conglomerates - 6.05%
Berkshire Hathaway, Inc., Class A *	388	42,476,300
China Merchants Holdings International Company, Ltd.	2,064,376	9,980,229
Loews Corp.	641,389	32,698,011

		85,154,540

Household Products - 0.20%
Hunter Douglas NV	29,636	2,805,450

Industrials - 0.27%
Cosco Pacific, Ltd.	1,439,185	3,764,175

Insurance - 9.88%
Ambac Financial Group, Inc.	58,400	5,091,896
American International Group, Inc.	819,257	57,372,568
Aon Corp.	230,492	9,821,264
Chubb Corp. (a)	62,996	3,410,603
Markel Corp. *	2,353	1,140,169
Millea Holdings, Inc.	342,400	14,039,496
NIPPONKOA Insurance Co., Ltd.	215,800	1,941,072
Principal Financial Group, Inc.	71,758	4,182,774
Progressive Corp.	1,116,604	26,720,334
Sun Life Financial, Inc.	43,729	2,088,060
Transatlantic Holdings, Inc.	186,300	13,251,519

		139,059,755

International Oil - 4.92%
Canadian Natural Resources Ltd. (a)	94,300	6,256,805
ConocoPhillips	801,776	62,939,416

		69,196,221

Internet Content - 0.20%
Google, Inc., Class A *	5,460	2,857,655

Internet Retail - 1.38%
Amazon.com, Inc. *	156,400	10,699,324
Expedia, Inc. *	78,722	2,305,767
IAC/InterActiveCorp. *	75,222	2,603,434

The accompanying notes are an integral part of the financial statements.          177

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
Liberty Media Holding Corp.-Interactive A *	172,525	$3,852,483

		19,461,008
Liquor - 0.76%
Heineken Holding NV	207,750	10,771,278

Manufacturing - 5.79%
Harley-Davidson, Inc.	364,168	21,708,054
Tyco International, Ltd.	1,770,168	59,813,977

		81,522,031

Mining - 0.53%
BHP Billiton PLC	136,500	3,806,179
Rio Tinto PLC	48,300	3,708,066

		7,514,245

Petroleum Services - 0.97%
Transocean, Inc. *	129,125	13,684,668

Publishing - 1.07%
Gannett Company, Inc.	52,682	2,894,876
Lagardere S.C.A.	139,813	12,182,356

		15,077,232

Real Estate - 0.13%
Hang Lung Group, Ltd.	401,000	1,810,418

Retail Trade - 8.13%
Bed Bath & Beyond, Inc. *	223,750	8,052,762
CarMax, Inc. *	257,000	6,553,500
Costco Wholesale Corp.	869,594	50,888,641
CVS Caremark Corp.	480,467	17,513,022
Lowe’s Companies, Inc.	202,700	6,220,863
Sears Holdings Corp. *	18,300	3,101,850
Wal-Mart Stores, Inc.	459,905	22,126,030

		114,456,668

Software - 2.00%
Microsoft Corp.	954,674	28,134,243

Telecommunications Equipment & Services - 0.77%
Nokia Oyj, SADR	144,414	4,059,478
SK Telecom Company, Ltd., ADR (a)	247,361	6,765,323

		10,824,801

Telephone - 1.10%
Sprint Nextel Corp.	747,800	15,486,938

Tobacco - 3.31%
Altria Group, Inc.	663,397	46,530,666

Transportation - 0.09%
Asciano Group *	143,900	1,237,666

Trucking & Freight - 0.96%
Kuehne & Nagel International AG	56,900	5,243,297
Toll Holdings, Ltd.	193,400	2,379,349
United Parcel Service, Inc., Class B	80,758	5,895,334

		13,517,980

TOTAL COMMON STOCKS (Cost $1,003,547,019)		$1,366,774,323

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

CONVERTIBLE BONDS - 0.27%

Telecommunications Equipment & Services - 0.27%
Level 3 Communications, Inc. 10.00% due 05/01/2011	$2,000,000	$3,825,000

TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		$3,825,000

SHORT TERM INVESTMENTS - 3.30%
Chesham Finance LLC 5.45% due 07/02/2007	$25,843,000	$25,839,088
John Hancock Cash Investment Trust (c)	7,034,683	7,034,683
Sanpaola Imi US Financial Co. 5.33% due 07/03/2007	13,500,000	13,496,002

TOTAL SHORT TERM INVESTMENTS (Cost $46,369,773)		$46,369,773

Total Investments (Fundamental Value Trust) (Cost $1,051,916,792) - 100.70%		$1,416,969,096
Liabilities in Excess of Other Assets - (0.70)%		(9,860,156)

TOTAL NET ASSETS - 100.00%		$1,407,108,940

Global Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.88%

Bermuda - 3.41%
Accenture, Ltd., Class A	110,000	$4,717,900
Tyco International, Ltd.	330,000	11,150,700
Willis Group Holdings, Ltd.	52,180	2,299,051

		18,167,651

Cayman Islands - 2.66%
ACE, Ltd.	70,045	4,379,213
Seagate Technology	450,000	9,796,500

		14,175,713

Finland - 1.09%
UPM-Kymmene Oyj	234,340	5,797,735

France - 6.04%
France Telecom SA	217,280	5,992,537
PSA Peugeot Citroen SA	50,000	4,040,981
Sanofi-Aventis SA	100,000	8,125,223
Total SA	109,796	8,944,920
Vivendi Universal SA	116,625	5,031,289

		32,134,950

Germany - 6.21%
Bayerische Motoren Werke (BMW) AG (a)	115,000	7,464,322
Deutsche Post AG	200,000	6,497,475
Infineon Technologies AG * (a)	277,870	4,624,455
Muenchener Rueckversicherungs- Gesellschaft AG	20,000	3,682,443
Siemens AG	75,000	10,805,803

		33,074,498

The accompanying notes are an integral part of the financial statements.          178

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong - 0.62%
Cheung Kong Holdings, Ltd.	250,000	$3,277,357

Italy - 4.87%
Eni SpA	124,200	4,516,840
Intesa Sanpaolo SpA	1,250,000	9,345,358
Mediaset SpA	300,000	3,104,755
UniCredito Italiano SpA	1,000,000	8,963,432

		25,930,385

Japan - 5.68%
Ebara Corp. (a)	600,000	2,751,914
Hitachi, Ltd.	418,000	2,963,818
Konica Minolta Holdings, Inc.	116,500	1,717,220
Mitsubishi UFJ Financial Group, Inc.	750	8,265,467
Nomura Holdings, Inc. (a)	175,600	3,415,097
Sumitomo Mitsui Financial Group, Inc.	922	8,592,034
Takeda Pharmaceutical Company, Ltd.	39,100	2,522,070

		30,227,620

Netherlands - 4.55%
ING Groep NV	220,000	9,752,701
Koninklijke (Royal) Philips Electronics NV	100,000	4,266,756
Reed Elsevier NV	330,000	6,308,472
Royal Dutch Shell PLC, A Shares	96,057	3,920,604

		24,248,533

Singapore - 0.57%
Singapore Telecommunications, Ltd.	1,360,100	3,022,247

South Africa - 0.07%
Massmart Holdings, Ltd.	29,827	365,376

South Korea - 3.90%
Hana Financial Group, Inc.	54,999	2,681,934
Hyundai Motor Company, Ltd.	50,000	3,950,858
Kookmin Bank, SADR	50,000	4,386,000
KT Corp.	41,420	1,936,834
Lotte Shopping Company, Ltd. (a)	2,730	1,063,809
Samsung Electronics Company, Ltd.	11,000	6,739,189

		20,758,624

Spain - 0.49%
Repsol SA (a)	65,380	2,585,423

Sweden - 0.63%
Svenska Cellulosa AB, ADR	200,000	3,358,768

Switzerland - 2.07%
Novartis AG	100,000	5,636,794
UBS AG	90,000	5,411,323

		11,048,117

Taiwan - 1.34%
Lite-On Technology Corp.	2,340,107	3,026,986
Taishin Financial Holdings Company, Ltd. *	3,096,000	1,716,323
Taiwan Semiconductor Manufacturing Company, Ltd.	1,093,506	2,368,038

		7,111,347

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom - 16.68%
Aviva PLC	440,000	$6,562,593
BP PLC	800,000	9,677,186
British Energy Group PLC	50,460	547,629
British Sky Broadcasting Group PLC	582,516	7,478,761
Compass Group PLC	674,830	4,680,566
GlaxoSmithKline PLC	295,708	7,741,327
HSBC Holdings PLC	510,000	9,294,905
Kingfisher PLC	1,000,000	4,543,704
Old Mutual PLC	1,382,278	4,683,460
Pearson PLC	374,354	6,330,702
Royal Bank of Scotland Group PLC	450,000	5,714,234
Royal Dutch Shell PLC, B Shares	200,000	8,357,205
Vodafone Group PLC	2,400,000	8,078,765
Yell Group PLC (a)	551,000	5,109,405

		88,800,442

United States - 33.00%
American International Group, Inc.	150,000	10,504,500
Amgen, Inc. *	150,000	8,293,500
Apollo Group, Inc., Class A *	100,000	5,843,000
Boston Scientific Corp. *	400,000	6,136,000
Cadence Design Systems, Inc. *	192,596	4,229,408
Chico’s FAS, Inc. *	131,950	3,211,663
Comcast Corp., Special Class A *	231,450	6,471,342
Eastman Kodak Company (a)	200,000	5,566,000
El Paso Corp.	300,000	5,169,000
Expedia, Inc. *	110,000	3,221,900
General Electric Company	275,000	10,527,000
Harley-Davidson, Inc.	50,000	2,980,500
Interpublic Group of Companies, Inc. (The) *	450,000	5,130,000
Merck & Company, Inc.	92,610	4,611,978
Microsoft Corp.	394,820	11,635,345
Navteq Corp. *	105,200	4,454,168
News Corp., Class A	550,000	11,665,500
Oracle Corp. *	390,000	7,686,900
Pfizer, Inc.	400,000	10,228,000
Pitney Bowes, Inc.	80,000	3,745,600
Quest Diagnostics, Inc.	100,000	5,165,000
Sprint Nextel Corp.	330,000	6,834,300
Tenet Healthcare Corp. *	648,944	4,224,626
Time Warner, Inc.	550,000	11,572,000
Torchmark Corp.	68,900	4,616,300
United Parcel Service, Inc., Class B	70,000	5,110,000
Viacom, Inc., Class B *	165,000	6,868,950

		175,702,480

TOTAL COMMON STOCKS (Cost $442,452,314)		$499,787,266

SHORT TERM INVESTMENTS - 13.74%
John Hancock Cash Investment Trust	$32,906,830	$32,906,830

The accompanying notes are an integral part of the financial statements.          179

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS (continued)
Paribas Corp. Time Deposit 5.34% due 07/02/2007	$40,235,000	$40,235,000

TOTAL SHORT TERM INVESTMENTS (Cost $73,141,830)		$73,141,830

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $58,022 on 07/02/2007, collateralized by $60,000 Federal National Mortgage Association, 5.125% due 01/02/2014 (valued at $59,925, including interest)	$58,000	$58,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		$58,000

Total Investments (Global Trust) (Cost $515,652,144) - 107.63%		$572,987,096
Liabilities in Excess of Other Assets - (7.63)%		(40,613,746)

TOTAL NET ASSETS - 100.00%		$532,373,350

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	10.57%

Insurance	8.73%

Pharmaceuticals	6.24%

International Oil	4.83%

Manufacturing	4.68%

Global Allocation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 68.36%

Australia - 0.58%
National Australia Bank, Ltd.	12,610	$439,182
Qantas Airways, Ltd., ADR	171,919	817,420
QBE Insurance Group, Ltd.	26,473	701,279

		1,957,881

Austria - 0.07%
Telekom Austria AG	10,044	251,211

Belgium - 0.19%
KBC Bancassurance Holding NV	4,728	639,330

Bermuda - 0.23%
Esprit Holdings, Ltd.	25,700	326,065
Weatherford International, Ltd. *	6,000	331,440
Yue Yuen Industrial Holdings, Ltd.	37,000	114,756

		772,261

Canada - 0.61%
Alcan Aluminum, Ltd.	4,900	400,367

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Canadian Pacific Railway, Ltd.	8,200	$567,227
Cott Corp. *	6,900	100,300
Magna International, Inc.	2,000	183,348
Research In Motion, Ltd. *	800	159,992
Toronto Dominion Bank Ontario	9,500	650,811

		2,062,045

Denmark - 0.09%
Novo Nordisk AS	2,750	299,757

Finland - 0.27%
Nokia AB Oyj	13,309	374,437
Stora Enso Oyj, R Shares	28,045	530,058

		904,495

France - 1.25%
AXA Group SA	21,757	941,555
Compagnie Generale des Etablissements Michelin, Class B	2,117	297,227
France Telecom SA	36,344	1,002,360
Sanofi-Aventis SA	2,126	172,742
STMicroelectronics NV	14,581	282,878
Total SA	18,931	1,542,281

		4,239,043

Germany - 1.51%
Allianz AG	5,365	1,259,086
DaimlerChrysler AG	4,227	391,971
Deutsche Postbank AG	2,805	246,760
E.ON AG	2,485	417,564
Henkel KGaA	7,125	376,540
IKB Deutsche Industriebank AG	4,397	160,800
MAN AG	2,293	330,958
Metro AG	4,001	332,555
Muenchener Rueckversicherungs- Gesellschaft AG	814	149,875
SAP AG	7,350	378,295
Siemens AG	7,543	1,086,776

		5,131,180

Greece - 0.12%
Alpha Bank A.E.	6,608	208,155
National Bank of Greece SA	3,447	197,591

		405,746

Hong Kong - 0.07%
Sun Hung Kai Properties, Ltd.	19,000	228,910

Ireland - 0.44%
Bank of Ireland - London	26,146	529,161
CRH PLC - London	7,493	370,866
Depfa Bank PLC	15,692	277,914
Experian Group, Ltd.	20,733	261,818
Irish Life & Permanent PLC - London	2,821	71,128

		1,510,887

Italy - 0.51%
Fiat SpA	9,786	291,990

The accompanying notes are an integral part of the financial statements.          180

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Intesa Sanpaolo SpA	133,283	$996,462
UniCredito Italiano SpA	48,580	435,444

		1,723,896

Japan - 2.74%
AEON Company, Ltd.	12,600	233,815
Aiful Corp.	4,750	136,259
Asahi Breweries, Ltd.	20,100	311,260
Bridgestone Corp.	13,000	278,109
Canon, Inc.	9,500	556,582
East Japan Railway Company	42	323,326
Fast Retailing Company, Ltd.	1,800	127,920
Funai Electric Company, Ltd.	1,500	87,395
Honda Motor Company, Ltd.	15,000	546,979
Hoya Corp.	6,900	228,686
Japan Tobacco, Inc.	71	349,808
KDDI Corp.	29	214,554
Kubota Corp.	29,000	234,999
Mitsubishi Corp.	19,400	507,775
Mitsui Fudosan Company, Ltd.	8,000	224,302
Mitsui Sumitomo Insurance Company, Ltd.	34,000	435,866
Nitto Denko Corp.	7,200	362,903
NOK Corp.	6,400	134,841
Nomura Holdings, Inc.	11,900	231,433
NTN Corp.	18,000	155,050
NTT DoCoMo, Inc.	178	281,269
Rohm Company, Ltd.	3,900	346,056
Shin-Etsu Chemical Company, Ltd.	5,100	364,094
SMC Corp.	1,500	199,344
Sompo Japan Insurance, Inc.	18,000	220,104
Sumitomo Mitsui Financial Group, Inc.	60	559,135
Sumitomo Trust & Banking Company, Ltd.	23,000	218,994
Takefuji Corp.	3,880	130,166
The Bank of Yokohama, Ltd.	33,000	231,044
Tokyo Gas Company, Ltd.	40,000	189,295
Toyota Motor Corp.	9,800	619,424
Yamada Denki Company, Ltd.	2,580	269,279

		9,310,066

Netherlands - 1.09%
ABN AMRO Holdings NV	30,352	1,397,217
ASML Holding NV *	15,449	428,169
ING Groep NV	11,903	527,665
Koninklijke (Royal) KPN NV	27,113	451,595
Koninklijke (Royal) Philips Electronics NV	5,451	232,581
Reed Elsevier NV	17,059	326,110
TNT Post Group NV	7,153	323,285

		3,686,622

Norway - 0.22%
Statoil ASA	16,600	516,656
Telenor ASA	12,300	241,481

		758,137

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Spain - 0.34%
Banco Santander Central Hispano SA	62,961	$1,165,295

Sweden - 0.27%
Ericsson LM, Series B	107,000	429,078
Sandvik AB *	24,100	489,197

		918,275

Switzerland - 1.49%
Alcon, Inc.	2,500	337,275
Clariant AG *	9,629	156,537
Credit Suisse Group AG	14,276	1,018,715
Holcim, Ltd.	3,049	330,780
Nestle SA	1,278	486,519
Novartis AG	20,480	1,154,415
Roche Holdings AG	7,522	1,335,906
Straumann Holding AG	815	229,034

		5,049,181

United Kingdom - 3.21%
AstraZeneca Group PLC	6,522	351,029
Barclays PLC	70,837	989,034
BICC PLC	15,660	139,167
BP PLC	145,638	1,761,708
British Sky Broadcasting Group PLC	22,494	288,794
Cadbury Schweppes PLC	19,258	262,701
Carnival PLC	6,413	306,826
Diageo PLC	28,039	583,288
GlaxoSmithKline PLC	9,357	244,957
Home Retail Group	10,542	97,068
Kesa Electricals PLC	33,853	213,749
Kingfisher PLC	73,618	334,498
Prudential PLC	50,947	729,724
Rentokil Initial PLC	32,666	105,175
Rio Tinto PLC	4,269	327,738
Royal Bank of Scotland Group PLC	69,687	884,906
Scottish & Southern Energy PLC	10,745	312,332
Tesco PLC	54,565	458,091
Vodafone Group PLC	524,509	1,765,577
Wolseley PLC	19,700	475,021
WPP Group PLC	17,911	268,939

		10,900,322

United States - 53.06%
Abbott Laboratories	2,700	144,585
Abercrombie & Fitch Company, Class A	4,500	328,410
Adobe Systems, Inc. *	8,800	353,320
AFLAC, Inc.	17,000	873,800
Allergan, Inc.	66,800	3,850,352
Allstate Corp.	22,000	1,353,220
Amazon.com, Inc. *	21,800	1,491,338
American Electric Power Company, Inc.	28,000	1,261,120
American International Group, Inc.	4,500	315,135
Amgen, Inc. *	8,800	486,552
Analog Devices, Inc.	67,800	2,551,992
Anheuser-Busch Companies, Inc.	19,700	1,027,552

The accompanying notes are an integral part of the financial statements.          181

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United States (continued)
Apache Corp.	2,400	$195,816
Apple, Inc. *	4,900	597,996
AT&T, Inc.	55,800	2,315,700
Automatic Data Processing, Inc.	3,800	184,186
Baker Hughes, Inc.	4,200	353,346
Bank of New York Company, Inc.	14,100	584,304
Baxter International, Inc.	10,000	563,400
BEA Systems, Inc. *	68,600	939,134
Becton, Dickinson & Company	3,200	238,400
Best Buy Company, Inc.	4,500	210,015
Boeing Company	1,900	182,704
BorgWarner, Inc.	20,700	1,781,028
Bristol-Myers Squibb Company	53,100	1,675,836
Broadcom Corp., Class A *	7,500	219,375
Burlington Northern Santa Fe Corp.	37,900	3,226,806
C.R. Bard, Inc.	5,500	454,465
Carnival Corp.	45,900	2,238,543
Cephalon, Inc. *	7,900	635,081
Chevron Corp.	11,300	951,912
Chico’s FAS, Inc. *	35,300	859,202
Cisco Systems, Inc. *	26,400	735,240
Citigroup, Inc.	118,700	6,088,123
Citrix Systems, Inc. *	32,300	1,087,541
City National Corp.	8,900	677,201
Coach, Inc. *	18,300	867,237
Constellation Brands, Inc., Class A *	47,600	1,155,728
Costco Wholesale Corp.	34,800	2,036,496
Dell, Inc. *	51,600	1,473,180
Dominion Resources, Inc.	4,200	362,502
eBay, Inc. *	15,400	495,572
ENSCO International, Inc.	24,800	1,513,048
EOG Resources, Inc.	16,900	1,234,714
Exelon Corp.	60,700	4,406,820
Express Scripts, Inc. *	5,400	270,054
Exxon Mobil Corp.	15,100	1,266,588
Federal Home Loan Mortgage Corp.	23,600	1,432,520
FedEx Corp.	23,300	2,585,601
Fifth Third Bancorp	56,000	2,227,120
Fortune Brands, Inc.	15,800	1,301,446
Genentech, Inc. *	4,800	363,168
General Dynamics Corp.	5,100	398,922
General Electric Company	110,800	4,241,424
Genzyme Corp. *	38,600	2,485,840
GlobalSantaFe Corp.	24,200	1,748,450
Goldman Sachs Group, Inc.	1,700	368,475
Google, Inc., Class A *	2,300	1,203,774
Halliburton Company	46,900	1,618,050
Harley-Davidson, Inc.	17,000	1,013,370
Hartford Financial Services Group, Inc.	15,200	1,497,352
Hologic, Inc. *	2,100	116,151
Home Depot, Inc.	51,200	2,014,720
Illinois Tool Works, Inc.	52,500	2,844,975

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United States (continued)
Intel Corp.	156,900	$3,727,944
International Game Technology	10,900	432,730
Intuit, Inc. *	33,800	1,016,704
iShares Russell 1000 Growth Index Fund *	600	35,526
ITT Educational Services, Inc. *	700	82,166
J. Crew Group, Inc. *	1,400	75,726
Johnson & Johnson	31,400	1,934,868
Johnson Controls, Inc.	26,600	3,079,482
JP Morgan Chase & Company	53,700	2,601,765
Laboratory Corp. of America Holdings *	4,200	328,692
Las Vegas Sands Corp. *	4,900	374,311
Linear Technology Corp. (a)	30,900	1,117,962
Masco Corp.	90,800	2,585,076
McAfee, Inc. *	3,900	137,280
McGraw-Hill Companies, Inc.	21,300	1,450,104
Medco Health Solutions, Inc. *	24,300	1,895,157
Medtronic, Inc.	26,900	1,395,034
Mellon Financial Corp.	56,700	2,494,800
Merck & Company, Inc.	49,500	2,465,100
Merrill Lynch & Company, Inc.	4,600	384,468
Microchip Technology, Inc.	3,900	144,456
Microsoft Corp.	171,400	5,051,158
Millennium Pharmaceuticals, Inc. *	42,100	444,997
Monster Worldwide, Inc. *	8,700	357,570
Moody’s Corp.	1,700	105,740
Morgan Stanley	66,200	5,552,856
News Corp., Class A	70,900	1,503,789
NiSource, Inc.	33,400	691,714
Northeast Utilities	4,600	130,456
Northrop Grumman Corp.	9,000	700,830
Omnicom Group, Inc.	31,800	1,682,856
PACCAR, Inc.	17,600	1,531,904
Peabody Energy Corp.	2,000	96,760
Pepco Holdings, Inc.	21,900	617,580
PepsiCo, Inc.	3,100	201,035
PNC Financial Services Group, Inc.	24,400	1,746,552
Praxair, Inc.	9,600	691,104
Precision Castparts Corp.	1,000	121,360
Procter & Gamble Company	3,900	238,641
QUALCOMM, Inc.	14,200	616,138
Quest Diagnostics, Inc.	9,200	475,180
R.H. Donnelley Corp. *	18,407	1,394,883
Range Resources Corp.	4,800	179,568
Red Hat, Inc. *	20,100	447,828
Rockwell Automation, Inc.	5,800	402,752
Schlumberger, Ltd.	5,900	501,146
Sempra Energy	26,600	1,575,518
Southwestern Energy Company *	4,700	209,150
Sprint Nextel Corp.	168,695	3,493,673
Starbucks Corp. *	9,000	236,160
Symantec Corp. *	98,244	1,984,529
Sysco Corp.	52,100	1,718,779

The accompanying notes are an integral part of the financial statements.          182

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United States (continued)
Target Corp.	17,900	$1,138,440
Texas Instruments, Inc.	5,700	214,491
The Blackstone Group LP * (a)	14,578	426,698
UBS Emerging Markets Equities Fund *	414,999	13,784,774
UBS High Yield Fund *	131,879	2,874,562
United Technologies Corp.	9,900	702,207
UnitedHealth Group, Inc.	35,200	1,800,128
Viacom, Inc., Class B *	29,100	1,211,433
Wells Fargo & Company	127,400	4,480,658
Wyeth	63,300	3,629,622
Wynn Resorts, Ltd. * (a)	5,100	457,419
Xilinx, Inc.	53,900	1,442,903
XTO Energy, Inc.	7,300	438,730
Yahoo!, Inc. *	53,800	1,459,594

		180,099,243

TOTAL COMMON STOCKS (Cost $197,614,041)		$232,013,783

U.S. TREASURY OBLIGATIONS - 5.70%

U.S. Treasury Bonds - 2.72%
4.75% due 02/15/2037	$2,755,000	2,597,665
6.25% due 08/15/2023 to 05/15/2030	4,980,000	5,610,378
8.75% due 05/15/2017	805,000	1,031,406

		9,239,449

U.S. Treasury Notes - 2.98%
4.25% due 10/15/2010	5,775,000	5,664,010
4.50% due 03/31/2012	1,585,000	1,556,025
4.625% due 11/15/2016	1,605,000	1,555,471
4.75% due 12/31/2008 to 05/15/2014	1,330,000	1,325,617

		10,101,123

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,360,206)		$19,340,572

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.26%

Federal Home Loan Bank - 0.73%
5.50% due 08/13/2014	2,465,000	2,481,890

Federal Home Loan Mortgage Corp. - 1.27%
4.50% due 06/01/2034	261,391	238,139
5.275% due 05/01/2037	675,000	667,971
5.30% due 02/27/2009	355,000	354,480
5.375% due 12/27/2011	375,000	373,361
5.50% due 04/01/2018 to 04/01/2037	1,870,181	1,812,277
5.60% due 10/17/2013	315,000	313,142
5.75% due 06/27/2016	165,000	166,150
6.00% due 12/01/2017 to 08/15/2030	64,157	64,271
6.50% due 11/01/2029	300,972	307,269

		4,297,060
Federal National Mortgage
Association - 3.61%
4.25% due 08/15/2010	495,000	481,594
4.694% due 09/01/2035	735,038	718,147
4.747% due 03/01/2035 (b)	699,437	689,371

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
4.88% due 05/01/2035		$490,521	$488,671
5.063% due 08/01/2036		727,336	722,842
5.20% due 11/08/2010		305,000	303,378
5.50% due 01/23/2012 to 09/01/2034		3,172,041	3,090,131
5.85% due 02/01/2036		381,106	382,909
6.00% due 06/01/2014 to 12/01/2036		2,706,200	2,682,265
6.07% due 05/12/2016		355,000	355,899
6.19% due 04/01/2036		764,936	773,381
6.25% due 02/01/2011		275,000	284,223
6.50% due 06/01/2017 to 01/01/2036		850,292	867,882
6.625% due 11/15/2030		240,000	270,468
7.50% due 07/25/2041		154,160	158,803

			12,269,964

Government National Mortgage
Association - 0.65%
6.00% due 07/15/2029		811,559	810,429
6.125% due 12/20/2029 (b)		11,058	11,196
6.50% due 08/15/2027 to 04/15/2031		1,350,380	1,374,854

			2,196,479

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,511,661)			$21,245,393

FOREIGN GOVERNMENT OBLIGATIONS - 7.04%

Australia - 0.02%
Commonwealth of Australia
5.75% due 06/15/2011	AUD	100,000	82,896

Austria - 0.44%
Republic of Austria, Series 98, Class 1
5.00% due 01/15/2008	EUR	725,000	983,624
5.25% due 01/04/2011		365,000	504,412

			1,488,036
Belgium - 0.18%
Kingdom of Belgium
5.75% due 03/28/2008		440,000	600,598

Canada - 0.26%
Government of Canada
6.00% due 06/01/2011	CAD	890,000	879,138

Egypt - 0.05%
Arab Republic of Eqypt
4.45% due 09/15/2015		$180,000	168,781

France - 1.27%
Government of France
3.00% due 07/12/2008	EUR	320,000	426,429
3.50% due 07/12/2009		545,000	722,909
3.75% due 04/25/2021		395,000	483,070
4.75% due 04/25/2035		345,000	466,255
5.50% due 04/25/2029		755,000	1,122,999
5.50% due 04/25/2010		785,000	1,087,835

			4,309,497

The accompanying notes are an integral part of the financial statements.          183

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Germany - 2.31%
Bundesrepublik Deutschland, Series 06
3.75% due 01/04/2017	EUR	385,000	$488,324
Bundesschatzanweisungen
2.25% due 09/14/2007		350,000	471,441
Federal Republic of Germany
3.50% due 10/10/2008		590,000	788,582
3.75% due 01/04/2015		80,000	102,650
3.75% due 01/04/2009		415,000	555,370
4.00% due 01/04/2037		590,000	709,287
4.50% due 07/04/2009		945,000	1,277,836
4.75% due 07/04/2034		510,000	693,053
5.00% due 07/04/2012		395,000	544,754
5.25% due 07/04/2010		380,000	523,985
6.25% due 01/04/2024		265,000	421,164
6.50% due 07/04/2027		770,000	1,276,341

			7,852,787

Italy - 0.52%
Republic of Italy
4.50% due 05/01/2009		210,000	284,069
5.25% due 08/01/2011		1,080,000	1,496,507

			1,780,576

Japan - 1.00%
Japan Government Five Year Bond, Series 25
0.30% due 03/20/2008	JPY	66,000,000	532,773
0.50% due 12/10/2014		38,805,000	300,554
0.90% due 06/15/2008		65,000,000	527,210
1.00% due 06/10/2016		11,976,000	94,940
1.30% due 06/20/2011		115,000,000	931,338
1.30% due 06/20/2015		50,000,000	391,758
1.70% due 03/20/2017		30,000,000	239,492
1.90% due 06/20/2025		35,000,000	271,033
2.30% due 06/20/2035		12,000,000	94,559

			3,383,657

Netherlands - 0.28%
Kingdom of Netherlands
4.00% due 01/15/2037	EUR	345,000	412,071
5.00% due 07/15/2011		385,000	529,089

			941,160

Sweden - 0.09%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	1,800,000	297,163

United Kingdom - 0.62%
Government of United Kingdom
4.75% due 03/07/2020	GBP	525,000	995,987
4.75% due 09/07/2015		175,000	332,881
5.00% due 03/07/2012		55,000	107,188
8.00% due 06/07/2021		260,000	655,878

			2,091,934

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,805,793)			$23,876,223

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS - 3.53%

Canada - 0.01%
Anadarko Finance Company, Series B
6.75% due 05/01/2011		$40,000	$41,300

France - 0.01%
France Telecom SA
7.75% due 03/01/2011		30,000	32,051

Germany - 0.15%
KfW Bankengruppe, EMTN
4.75% due 12/07/2010	GBP	100,000	192,060
Landwirtschaftliche Rentenbank
6.00% due 09/15/2009	AUD	380,000	317,429

			509,489

Luxembourg - 0.08%
Telecom Italia Capital SA
5.25% due 11/15/2013		$295,000	281,097

United Kingdom - 0.22%
Abbey National PLC
7.95% due 10/26/2029		25,000	30,029
Lloyds TSB Bank PLC, Series EMTN
6.625% due 03/30/2015	GBP	150,000	306,686
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$65,000	70,665
Royal Bank of Scotland PLC
9.625% due 06/22/2015	GBP	120,000	289,975
SABMiller PLC
6.50% due 07/01/2016		$55,000	56,504

			753,859

United States - 3.06%
Allergan, Inc.
5.75% due 04/01/2016		200,000	198,896
AOL Time Warner, Inc.
6.875% due 05/01/2012		200,000	208,654
AT&T Corp.
8.00% due 11/15/2031 (b)		45,000	53,486
AT&T Wireless Services, Inc.
8.75% due 03/01/2031		30,000	37,399
Avalonbay Communities, Inc.
7.50% due 08/01/2009		15,000	15,631
Avon Products, Inc.
7.15% due 11/15/2009		25,000	25,923
Bank of America Corp.
5.42% due 03/15/2017		500,000	479,332
Bank One Corp.
7.875% due 08/01/2010		125,000	133,474
Bellsouth Corp.
6.55% due 06/15/2034		35,000	34,941
Boeing Capital Corp.
6.10% due 03/01/2011		50,000	51,086
Bristol-Myers Squibb Company
5.875% due 11/15/2036		115,000	108,487
Burlington Northern Santa Fe Corp.
7.082% due 05/13/2029		25,000	26,592
Capital One Financial Corp.
5.50% due 06/01/2015		165,000	159,269

The accompanying notes are an integral part of the financial statements.          184

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

United States (continued)
Citigroup, Inc.
5.00% due 09/15/2014		$420,000	$399,530
5.625% due 08/27/2012		165,000	165,035
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP	95,000	181,676
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		$345,000	357,094
Comcast Corp.
5.90% due 03/15/2016		175,000	171,896
Computer Sciences Corp.
3.50% due 04/15/2008		35,000	34,456
ConAgra Foods, Inc.
6.75% due 09/15/2011		2,000	2,077
Coors Brewing Company
6.375% due 05/15/2012		30,000	30,719
Countrywide Funding Corp., MTN
3.25% due 05/21/2008		75,000	73,506
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012		95,000	98,399
CVS Caremark Corp.
5.75% due 06/01/2017		135,000	130,251
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		425,000	419,038
Devon Financing Corp., ULC
6.875% due 09/30/2011		50,000	52,197
Dominion Resources, Inc.
5.95% due 06/15/2035		75,000	70,325
DTE Energy Company
6.35% due 06/01/2016		105,000	105,951
Duke Capital LLC
5.668% due 08/15/2014		55,000	53,051
Erac USA Finance Company
7.35% due 06/15/2008		55,000	55,753
Exelon Generation Company LLC
5.35% due 01/15/2014		85,000	81,453
First Union National Bank
7.80% due 08/18/2010		35,000	37,152
Ford Motor Credit Company
5.80% due 01/12/2009		730,000	714,562
Fortune Brands, Inc.
5.375% due 01/15/2016		225,000	208,900
General Electric Capital Corp.
6.75% due 03/15/2032		50,000	54,248
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		625,000	636,147
General Motors Acceptance Corp.
6.875% due 09/15/2011		110,000	108,202
Goldman Sachs Group, Inc.
6.875% due 01/15/2011		185,000	192,429
Harley Davidson Funding Corp. MTN
3.625% due 12/15/2008		25,000	24,372
HSBC Bank USA NA/New York NY, Series BKNT
5.625% due 08/15/2035		250,000	229,722
HSBC Finance Corp.
6.75% due 05/15/2011		130,000	134,943

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

United States (continued)
ICI Wilmington, Inc.
4.375% due 12/01/2008	$130,000	$127,810
International Lease Finance Corp.
3.50% due 04/01/2009	135,000	130,769
John Deere Capital Corp.
7.00% due 03/15/2012	35,000	37,005
JP Morgan Chase & Company
6.75% due 02/01/2011	80,000	83,117
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	90,000	84,887
7.40% due 03/15/2031	250,000	263,543
Lehman Brothers Holdings Inc, Series MTN
5.25% due 02/06/2012	165,000	162,183
MetLife, Inc.
5.00% due 11/24/2013	125,000	120,178
Morgan Stanley
6.75% due 04/15/2011	550,000	570,254
Pacific Gas & Electric Company
6.05% due 03/01/2034	50,000	48,434
Pemex Project Funding Master Trust
8.00% due 11/15/2011	30,000	32,550
PPL Capital Funding, Inc.
4.33% due 03/01/2009	30,000	29,402
ProLogis, REIT
5.625% due 11/15/2015	90,000	88,055
PSEG Power LLC
6.95% due 06/01/2012	145,000	151,769
Residential Capital Corp.
6.125% due 11/21/2008	135,000	133,768
6.375% due 06/30/2010	390,000	384,966
Sprint Capital Corp.
8.75% due 03/15/2032	85,000	95,466
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	65,000	62,282
Washington Mutual Bank
5.50% due 01/15/2013	325,000	317,607
Washington Mutual Bank, Series BKNT
5.95% due 05/20/2013	270,000	269,553
Waste Management, Inc.
7.375% due 08/01/2010	35,000	36,670
Wells Fargo Bank NA
5.95% due 08/26/2036	250,000	245,123
6.45% due 02/01/2011	285,000	293,862
Weyerhaeuser Company
6.75% due 03/15/2012	160,000	165,545
Wyeth
5.50% due 03/15/2013 (b)	35,000	34,634
Xcel Energy, Inc.
7.00% due 12/01/2010	35,000	36,498

		10,362,184

TOTAL CORPORATE BONDS (Cost $12,138,813)		$11,979,980

The accompanying notes are an integral part of the financial statements.          185

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.58%

United Kingdom - 0.15%
Mound Financing PLC, Series 2005-4A,
Class 2B 5.5556% due 02/08/2042 (b)	$500,000	$500,376

United States - 6.43%
Adjustable Rate Mortgage Trust,
Series 2006-1, Class 5A1
6.092% due 03/25/2036 (b)	385,510	386,645
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class C
6.349% due 06/11/2035	345,000	353,250
Banc of America Funding Corp., Series 2007-C, Class 1A4
5.763% due 05/20/2047 (b)	1,000,000	972,335
Banc of America Funding Corp.,
Series 2006-G, Class 3A2
5.75% due 07/20/2036	600,000	597,253
Bear Stearns Commercial Mortgage Securities,
Series 2004-ESA, Class H
5.426% due 05/14/2016	1,000,000	1,001,290
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class K
5.5699% due 02/05/2019 (b)	1,000,000	972,348
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2006-16, Class M1
6.25% due 11/25/2036 (b)	994,544	983,107
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2006-HYB1, Class 1A1
5.3627% due 03/20/2036 (b)	371,775	369,740
Credit Suisse Mortgage Capital Certificates, Series
2006-4, Class 8A1
7.00% due 05/25/2036	387,070	392,079
Credit Suisse Mortgage Capital Certificates,
Series 2006-2, Class 3A1
6.50% due 03/25/2036	397,086	398,625
CS First Boston Mortgage Securities Corp.,
Series 2003-27, Class 9A1
7.00% due 11/25/2033	15,665	15,907
CS First Boston Mortgage Securities Corp.,
Series 2005-12, Class 1A1
6.50% due 01/25/2036	367,223	370,119
CS First Boston Mortgage
Securities Corp., Series 2005-11, Class 4A1
7.00% due 12/25/2035	301,311	305,895
Federal Home Loan Mortgage Corp.,
Series 2006-3149, Class PC
6.00% due 10/15/2031	600,000	600,989
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	475,000	474,699
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MC
6.00% due 04/15/2032	475,000	473,121
First Horizon Alternative Mortgage Securities,
Series 2004-AA3, Class A1
5.3033% due 09/25/2034 (b)	76,384	75,918

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
First Horizon Asset Securities, Inc., Series
2007-AR2, Class 1A1
5.8645% due 06/25/2037 (b)	$700,000	$702,269
First Union Lehman Brothers Mortgage Trust, Series 1997-C2, Class A3
6.65% due 11/18/2029	38,787	38,755
G-Force CDO, Ltd. Series 2006-1A, Class A3
5.60% due 09/27/2046	375,000	364,753
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A
5.5199% due 03/21/2046 (b)	1,048,420	1,008,413
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1
5.8116% due 06/23/2046 (b)	1,250,000	1,225,850
GS Mortgage Securities Corp.,
Series 1998-GLII, Class A1
6.312% due 04/13/2031	22,896	22,891
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1
6.50% due 04/25/2020	262,761	268,181
Indymac Index Mortgage Loan Trust,
Series 2005-AR27, Class 3A3
5.5799% due 12/25/2035 (b)	450,000	445,409
JP Morgan Alternative Loan Trust,
Series 2006-A4, Class A7
6.30% due 09/25/2036 (b)	525,000	524,381
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.3446% due 12/15/2044 (b)	3,250,000	3,139,627
JPMorgan Commercial Mortgage Finance Corp., Series 1999-C8, Class A2
7.40% due 07/15/2031	167,541	171,639
Mach One 2004 Trust, Series 2004-1A, Class A1
3.89% due 05/28/2040	119,328	114,973
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 2003-D, Class XA1
1.00% IO due 08/25/2028 (b)	348,595	18
MLCC Mortgage Investors, Inc.,
Series 2006-2, Class 4A
5.7983% due 05/25/2036 (b)	592,699	583,276
Morgan Stanley Dean Witter
Capital I, Series 2000-LIFE, Class A2
7.57% due 11/15/2036	131,236	136,324
Morgan Stanley Mortgage Loan
Trust, Series 2006-1AR, Class 2A
5.9483% due 02/25/2036 (b)	336,341	338,060
Nomura Asset Securities Corp.,
Series 1996-MD5, Class A4
8.2079% due 04/13/2039 (b)	6,301	6,310
Residential Accredit Loans, Inc., Series 2007-QS6,
Class A29
6.00% due 04/25/2037	1,383,404	1,381,667
Structured Asset Securities Corp.,
Series 2002-23XS, Class A7
6.08% due 11/25/2032	150,000	148,567

The accompanying notes are an integral part of the financial statements.          186

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
TBW Mortgage Backed Pass Through Certificates,
Series 2006-2, Class 7A1
7.00% due 07/25/2036	$684,213	$697,027
Washington Mutual Mortgage Securities Corp., Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)	305,478	305,572
Washington Mutual, Inc., Series 2007-HY1, Class 3A3
5.889% due 02/25/2037 (b)	500,000	491,953
Washington Mutual, Inc., Series 2007-HY1, Class
LB1
5.81% due 02/25/2037 (b)	999,893	986,846

		21,846,081

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,298,460)		$22,346,457

ASSET BACKED SECURITIES - 1.01%

United States - 1.01%
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1
5.66% due 06/25/2033 (b)	11,602	11,634
Fieldstone Mortgage Investment Corp., Series
2006-S1, Class A
5.54% due 01/25/2037 (b)	183,193	178,269
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class M3
5.517% due 03/25/2025	500,000	452,318
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class B3
6.507% due 03/25/2025	600,000	469,963
Greenpoint Home Equity Loan Trust,
Series 2004-3, Class A
5.55% due 03/15/2035 (b)	27,931	28,092
GSAMP Trust, Series 2006-S3, Class A2
5.769% due 05/25/2036	450,000	448,735
GSAMP Trust, Series 2006-S5, Class A2
5.658% due 09/25/2036	500,000	479,604
Harley-Davidson Motorcycle Trust, Series 2007-2, Class B
5.23% due 03/15/2014	675,000	667,301
Home Equity Mortgage
Trust, Series 2006-3, Class A2
5.594% due 09/25/2036 (b)	500,000	496,686
SACO I Trust, Series 2006-5, Class 2A1
5.47% due 05/25/2036 (b)	210,759	210,720

		3,443,322

TOTAL ASSET BACKED SECURITIES
(Cost $3,617,585)		$3,443,322

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

SUPRANATIONAL OBLIGATIONS - 0.08%

Luxembourg - 0.08%
European Investment Bank, Series MTN
5.75% due 09/15/2009	AUD	330,000	$274,812

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $244,273)			$274,812

SHORT TERM INVESTMENTS - 0.54%
John Hancock Cash Investment Trust (c)		$1,846,956	$1,846,956

TOTAL SHORT TERM INVESTMENTS
(Cost $1,846,956)			$1,846,956

REPURCHASE AGREEMENTS - 0.66%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$2,227,854 on 07/02/2007,
collateralized by $2,315,000
Federal National Mortgage
Association, 6.08% due
12/06/2021 (valued at $2,274,488,
including interest)		$2,227,000	$2,227,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,227,000)			$2,227,000

Total Investments (Global Allocation Trust)
(Cost $304,664,788) - 99.76%			$338,594,498
Other Assets in Excess of Liabilities - 0.24%			816,183

TOTAL NET ASSETS - 100.00%			$339,410,681

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Financial Services	7.82%

Mutual Funds	4.91%

Banking	3.98%

Pharmaceuticals	3.00%

Semiconductors	2.98%

Global Real Estate Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.81%

Australia - 7.91%
Abacus Property Group (a)	1,211,376	$2,036,467
Aspen Group, Ltd.	1,309,922	2,847,204
Becton Property Group (a)	301,848	1,012,322
Centro Properties Group, Ltd.	726,050	5,239,848
Centro Retail Group (a)	1,379,238	1,984,916
Charter Hall Group - Placement *	102,514	247,192
Charter Hall Group (a)	922,582	2,224,624
FKP Property Group, Ltd. (a)	382,531	2,370,952
General Property Trust, Ltd.	859,013	3,398,748

The accompanying notes are an integral part of the financial statements.          187

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Lend Lease Corp.	44,486	$700,271
Macquarie Goodman Group, Ltd.	803,625	4,585,175
Macquarie Leisure Trust Group (a)	362,957	1,016,957
Mirvac Group, Ltd.	452,950	2,192,090
Stockland - New Shares	30,852	213,488
Stockland Company, Ltd.	359,349	2,486,608
Valad Property Group	952,666	1,605,589
Westfield Group	282,244	4,783,200

		38,945,651

Austria - 0.21%
Conwert Immobilien Invest AG *	53,635	1,036,920

Brazil - 0.60%
Iguatemi Empresa de Shopping Centers SA	104,400	1,907,864
JHSF Participacoes SA *	181,250	1,055,907

		2,963,771

Canada - 2.37%
Brookfield Properties Corp.	195,675	4,756,859
Canadian Apartment Properties, REIT	54,350	998,542
Dundee Real Estate Investment Trust	1,250	54,064
Dundee Real Estate Investment Trust *	43,650	1,850,164
Morguard Real Estate Investment Trust	304,050	3,988,057

		11,647,686

Cayman Islands - 0.04%
KWG Property Holding Ltd *	178,000	165,734

China - 1.18%
Guangzhou R&F Properties Company, Ltd.– H Shares	1,033,200	3,171,433
Shui On Land, Ltd.	2,910,000	2,608,981

		5,780,414

Finland - 0.67%
Technopolis Oyj	350,000	3,293,352

France - 1.63%
Fonciere Des Regions (a)	7,500	1,100,251
Icade (a)	30,000	2,324,003
Orco Property Group (a)	5,000	792,919
Societe de la Tour Eiffel	10,225	1,506,783
Unibail-Rodamco (a)	9,000	2,313,661

		8,037,617

Germany - 1.84%
Colonia Real Estate AG * (a)	50,000	2,108,367
Deutsche Wohnen AG	50,000	2,592,365
IVG Immobilien AG	75,000	2,933,395
Magnat Real Estate Opportunities GmbH & Co. KGaA *	345,600	1,191,447
Patrizia Immobilien AG	11,931	211,627

		9,037,201

Greece - 0.11%
Eurobank Properties Real Estate Investment Company	25,528	558,414

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Guernsey - 0.77%
Camper & Nicholsons Marina Investments, Ltd. *	1,290,000	$1,876,158
Eurocastle Investment, Ltd.	41,620	1,926,623

		3,802,781

Hong Kong - 7.07%
China Overseas Land & Investment, Ltd.	2,600,000	4,023,636
China Resources Land, Ltd.	1,640,000	2,454,085
Hang Lung Properties, Ltd.	1,901,408	6,553,812
Kerry Properties, Ltd.	914,500	5,766,211
New World Development Company, Ltd.	1,900,000	4,753,159
Sun Hung Kai Properties, Ltd.	935,000	11,264,772

		34,815,675

Italy - 0.60%
Risanamento SpA * (a)	400,000	2,949,956

Japan - 14.26%
Aeon Mall Company, Ltd. (a)	94,000	2,886,917
Diamond City Company, Ltd. (a)	75,000	1,811,110
Heiwa Real Estate Co., Ltd. * (a)	221,000	1,615,348
Japan Real Estate Investment Corp.	140	1,644,990
Japan Retail Fund Investment Corp., REIT	67	580,933
Mitsubishi Estate Company, Ltd.	770,000	20,902,719
Mitsui Fudosan Company, Ltd.	620,000	17,383,412
Nippon Building Fund, Inc. (a)	555	7,690,531
Sumitomo Realty &
Development Company, Ltd. (a)	340,000	11,075,726
Tokyu Land Corp.	216,000	2,298,189
Urban Corp.	125,800	2,288,570

		70,178,445

Malaysia - 0.41%
IGB Corp., BHD	1,700,000	1,334,396
SP Setia BHD	270,000	676,466

		2,010,862

Netherlands - 1.68%
Eurocommercial Properties NV	20,000	1,036,135
Rodamco Europe NV	53,955	7,236,094

		8,272,229

Norway - 0.71%
NorGani Hotels ASA	150,000	1,793,650
Norwegian Property ASA	56,090	701,624
Scandinavian Property Development ASA *	128,960	1,006,167

		3,501,441
Philippines - 0.80%
Ayala Land, Inc.	2,086,000	788,785
Megaworld Corp. *	36,530,200	3,157,321

		3,946,106

Russia - 0.20%
Sistema Hals *	81,050	972,600

Singapore - 4.39%
Allgreen Properties, Ltd.	570,000	778,576
Capitaland, Ltd. *	710,000	3,758,578

The accompanying notes are an integral part of the financial statements.          188

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
CapitaMall Trust *	1,720,000	$4,743,742
CDL Hospitality Trusts, REIT *	1,000,000	1,607,738
Hong Kong Land Holdings, Ltd. (a)	1,660,000	7,470,000
The Ascott Group, Ltd.	2,700,000	3,229,201

		21,587,835

South Africa - 0.55%
Growthpoint Properties, Ltd. (a)	800,000	1,686,302
Madison Property Fund Managers Holdings, Ltd. *	800,000	1,020,866

		2,707,168

Sweden - 0.36%
Lennart Wallenstam Byggnads AB, Series B	76,540	1,788,383

United Kingdom - 11.98%
Aseana Properties, Ltd. *	1,025,000	1,096,750
Big Yellow Group PLC	325,000	3,429,343
British Land Company PLC	260,000	6,989,080
Dawnay Day Sirius, Ltd. *	1,046,860	1,372,844
Derwent Valley Holdings PLC	125,000	4,601,378
Develica Deutschland, Ltd. *	1,353,600	1,939,800
Equest Balkan Properties PLC	696,104	1,668,721
Great Portland Estates PLC	370,000	4,917,331
Hammerson PLC	165,000	4,746,515
Helical Bar PLC	53,170	493,844
Hirco PLC *	250,000	2,006,050
Land Securities Group PLC	230,000	8,042,055
Macau Property Opportunities Fund, Ltd. *	133,356	333,061
Minerva PLC *	100,000	709,139
North Real Estate Opportunities Fund, Ltd. *	600,000	827,394
Northern European Properties, Ltd. *	700,000	1,050,465
Safestore Holdings, Ltd. *	528,830	2,026,242
Segro PLC	230,000	2,883,697
Songbird Estates PLC	200,000	1,103,328
South African Property Opportunities PLC *	1,250,000	2,783,395
Speymill Deutsche Immobilien Co. PLC *	1,310,000	1,806,476
Terrace Hill Group PLC	1,087,724	2,149,298
Unite Group PLC	150,000	1,211,153
Workspace Group PLC *	100,000	802,921

		58,990,280

United States - 38.47%
AMB Property Corp., REIT	87,800	4,672,716
American Campus Communities, Inc., REIT	22,100	625,209
Apartment Investment & Management
Company, Class A, REIT	112,620	5,678,300
Archstone-Smith Trust, REIT	26,710	1,578,828
Avalon Bay Communities, Inc., REIT	90,500	10,758,640
BioMed Realty Trust, Inc., REIT	90,060	2,262,307
Boston Properties, Inc., REIT	56,050	5,724,387
BRE Properties, Inc., Class A, REIT	44,650	2,647,299
Cogdell Spencer, Inc., REIT	24,900	512,691
DiamondRock Hospitality Company, REIT	197,300	3,764,484
Digital Realty Trust, Inc., REIT	97,370	3,668,902

Global Real Estate Trust (continued)

	Shares or Principal Amount		Value

COMMON STOCKS (continued)

United States (continued)
Douglas Emmett, Inc., REIT		54,600	$1,350,804
Equity Lifestyle Properties, Inc., REIT		66,390	3,464,894
Essex Property Trust, Inc., REIT		47,810	5,560,303
Federal Realty Investment Trust, REIT		74,000	5,717,240
FelCor Lodging Trust, Inc., REIT		151,680	3,948,230
General Growth Properties, Inc., REIT		228,200	12,083,190
Healthcare Realty Trust, Inc., REIT		20,300	563,934
Host Hotels & Resorts, Inc., REIT		282,330	6,527,470
LaSalle Hotel Properties, REIT		96,000	4,168,320
LTC Properties, Inc., REIT		99,680	2,267,720
Mack-California Realty Corp., REIT		93,150	4,051,094
Nationwide Health Properties, Inc., REIT		119,950	3,262,640
Parkway Properties, Inc., REIT		37,550	1,803,526
Post Properties, Inc., REIT		48,300	2,517,879
ProLogis, REIT		135,630	7,717,347
Public Storage, Inc., REIT		93,060	7,148,869
Regency Centers Corp., REIT		116,790	8,233,695
Senior Housing Properties Trust, REIT		106,500	2,167,275
Simon Property Group, Inc., REIT		188,080	17,498,963
SL Green Realty Corp., REIT		98,400	12,190,776
Starwood Hotels & Resorts Worldwide, Inc.		66,739	4,476,185
Strategic Hotel Cap, Inc., REIT		46,050	1,035,664
Tanger Factory Outlet Centers, Inc., REIT		108,500	4,063,325
Taubman Centers, Inc., REIT		36,950	1,833,089
The Blackstone Group LP *		17,900	523,933
The Macerich Company, REIT		68,360	5,634,231
Ventas, Inc., REIT		124,000	4,495,000
Vornado Realty Trust, REIT		120,121	13,194,091

			189,393,450

TOTAL COMMON STOCKS (Cost $455,606,089)			$486,383,971

RIGHTS - 0.01%

Australia - 0.01%
Valad Property Group (Expiration Date 07/05/2007 Early, 07/17/2007 Final, Strike price AUD 1.92)		680,066	37,532
Westfield Group (Expiration Date 07/06/2007, strike price AUD 19.5)		23,370	9,127

			46,659

Hong Kong - 0.00%
New World Development Company, Ltd. (Expiration Date 07/03/2007, strike price HKD 5.89)		10,440	0

TOTAL RIGHTS (Cost $0)			$46,659

CONVERTIBLE BONDS - 0.05%

Germany - 0.05%
Colonia Real Estate AG, Series COLO 1.875% due 12/07/2011	EUR	185,500	259,163

TOTAL CONVERTIBLE BONDS (Cost $247,207)			$259,163

The accompanying notes are an integral part of the financial statements.          189

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 5.23%
John Hancock Cash Investment Trust (c)	$25,745,040	$25,745,040

TOTAL SHORT TERM INVESTMENTS
(Cost $25,745,040)		$25,745,040

Total Investments (Global Real Estate Trust) (Cost $481,598,336) - 104.10%		$512,434,833
Liabilities in Excess of Other Assets - (4.10)%		(20,163,643)

TOTAL NET ASSETS - 100.00%		$492,271,190

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Real Estate	93.07%

Investment Companies	1.56%

Hotels & Restaurants	1.27%

Financial Services	1.06%

Building Materials & Construction	0.97%

Growth & Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.75%

Advertising - 0.26%
ValueClick, Inc. *	185,000	$5,450,100

Aerospace - 3.83%
Boeing Company	490,400	47,156,864
Raytheon Company	627,000	33,789,030

		80,945,894

Agriculture - 0.45%
Monsanto Company	141,000	9,523,140

Aluminum - 0.16%
Alcan Aluminum, Ltd.	40,500	3,292,650

Apparel & Textiles - 1.33%
Polo Ralph Lauren Corp., Class A	286,900	28,147,759

Banking - 3.06%
Bank of America Corp.	523,400	25,589,026
Wachovia Corp.	763,500	39,129,375

		64,718,401

Broadcasting - 2.70%
Liberty Media Corp. - Capital, Series A *	127,000	14,945,360
News Corp., Class A	1,987,400	42,152,754

		57,098,114

Business Services - 1.89%
Accenture, Ltd., Class A	451,000	19,343,390
NCR Corp. *	247,800	13,019,412
Robert Half International, Inc.	207,500	7,573,750

		39,936,552

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cable and Television - 1.45%
DIRECTV Group, Inc. *	492,400	$11,379,364
Time Warner, Inc.	916,000	19,272,640

		30,652,004

Cellular Communications - 0.48%
NII Holdings, Inc. *	125,400	10,124,796

Chemicals - 1.76%
Dow Chemical Company	578,700	25,590,114
Lyondell Chemical Company	315,600	11,715,072

		37,305,186

Colleges & Universities - 0.44%
ITT Educational Services, Inc. *	79,500	9,331,710

Computers & Business Equipment - 4.94%
Hewlett-Packard Company	895,000	39,934,900
International Business Machines Corp.	510,500	53,730,125
Xerox Corp. *	586,000	10,829,280

		104,494,305

Cosmetics & Toiletries - 0.71%
Procter & Gamble Company	246,000	15,052,740

Crude Petroleum & Natural Gas - 2.05%
EOG Resources, Inc.	113,600	8,299,616
Occidental Petroleum Corp.	604,000	34,959,520

		43,259,136

Drugs & Health Care - 0.62%
Wyeth	228,000	13,073,520

Electrical Utilities - 3.56%
Allegheny Energy, Inc. *	352,000	18,212,480
Constellation Energy Group	372,200	32,444,674
Edison International	220,100	12,352,012
Entergy Corp.	57,000	6,118,950
Mirant Corp. *	146,000	6,226,900

		75,355,016

Electronics - 0.16%
Agilent Technologies, Inc. *	86,000	3,305,840

Financial Services - 11.96%
American Express Company	171,000	10,461,780
Ameriprise Financial, Inc.	97,200	6,179,004
Citigroup, Inc.	1,281,800	65,743,522
Federal Home Loan Mortgage Corp.	185,200	11,241,640
Goldman Sachs Group, Inc.	202,100	43,805,175
JP Morgan Chase & Company	1,232,200	59,700,090
Merrill Lynch & Company, Inc.	251,600	21,028,728
Morgan Stanley (c)	414,900	34,801,812

		252,961,751

Food & Beverages - 1.04%
PepsiCo, Inc.	339,900	22,042,515

Healthcare Products - 0.27%
Baxter International, Inc.	101,700	5,729,778

The accompanying notes are an integral part of the financial statements.          190

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services - 4.36%
Coventry Health Care, Inc. *	135,000	$7,782,750
HLTH Corp. *	288,800	4,046,088
Humana, Inc. *	515,000	31,368,650
McKesson Corp.	613,800	36,607,032
WellCare Health Plans, Inc. *	135,800	12,291,258

		92,095,778

Holdings Companies/Conglomerates - 2.78%
General Electric Company	1,533,300	58,694,724

Household Appliances - 0.55%
Whirlpool Corp.	104,800	11,653,760

Household Products - 0.75%
Jarden Corp. *	172,900	7,436,429
Newell Rubbermaid, Inc.	287,000	8,446,410

		15,882,839

Industrial Machinery - 2.53%
AGCO Corp. * (a)	556,400	24,153,324
Caterpillar, Inc.	172,800	13,530,240
Cummins, Inc.	156,900	15,879,849

		53,563,413

Insurance - 7.17%
ACE, Ltd.	165,000	10,315,800
Aetna, Inc.	324,100	16,010,540
American International Group, Inc.	124,800	8,739,744
Axis Capital Holdings, Ltd.	372,500	15,142,125
CIGNA Corp.	605,400	31,613,988
Everest Re Group, Ltd.	145,500	15,807,120
Hartford Financial Services Group, Inc.	418,000	41,177,180
MetLife, Inc.	95,000	6,125,600
PMI Group, Inc.	147,300	6,579,891

		151,511,988

International Oil - 5.66%
Chevron Corp.	102,500	8,634,600
Exxon Mobil Corp.	1,252,400	105,051,312
Royal Dutch Shell PLC, ADR	73,000	5,927,600

		119,613,512

Internet Retail - 0.96%
Expedia, Inc. *	693,800	20,321,402

Internet Software - 0.76%
Check Point Software Technologies, Ltd. *	704,200	16,062,802

Investment Companies - 0.85%
iShares Russell 1000 Index Fund	220,100	17,971,165

Leisure Time - 0.98%
Royal Caribbean Cruises, Ltd.	483,000	20,759,340

Metal & Metal Products - 0.49%
Reliance Steel & Aluminum Company	184,600	10,385,596

Mining - 0.40%
Freeport-McMoRan Copper & Gold, Inc., Class B	101,000	8,364,820

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 3.53%
ENSCO International, Inc.	248,700	$15,173,187
Halliburton Company	1,169,000	40,330,500
Tesoro Petroleum Corp.	150,600	8,606,790
Valero Energy Corp.	141,900	10,480,734

		74,591,211

Pharmaceuticals - 5.15%
AmerisourceBergen Corp.	294,000	14,544,180
Bristol-Myers Squibb Company	565,000	17,831,400
Mylan Laboratories, Inc.	985,000	17,917,150
Schering-Plough Corp.	1,423,000	43,316,120
Sepracor, Inc. *	373,500	15,320,970

		108,929,820

Railroads & Equipment - 0.20%
Burlington Northern Santa Fe Corp.	49,000	4,171,860

Real Estate - 0.80%
Boston Properties, Inc., REIT	28,500	2,910,705
ProLogis, REIT	96,600	5,496,540
Simon Property Group, Inc., REIT	58,200	5,414,928
Vornado Realty Trust, REIT	27,500	3,020,600

		16,842,773

Retail Trade - 4.96%
J.C. Penney Company, Inc.	440,500	31,883,390
Kohl’s Corp. *	415,700	29,527,171
NBTY, Inc. *	481,900	20,818,080
RadioShack Corp.	337,000	11,168,180
Target Corp.	181,000	11,511,600

		104,908,421

Semiconductors - 2.50%
Emulex Corp. *	322,900	7,052,136
Novellus Systems, Inc. * (a)	299,000	8,482,630
Teradyne, Inc. *	1,693,000	29,762,940
Xilinx, Inc.	285,000	7,629,450

		52,927,156

Software - 2.79%
Compuware Corp. *	1,751,100	20,768,046
Microsoft Corp.	659,200	19,426,624
Novell, Inc. *	2,424,200	18,884,518

		59,079,188

Telecommunications Equipment &
Services - 2.30%
Embarq Corp.	265,100	16,799,387
Nokia Oyj, SADR	1,136,000	31,932,960

		48,732,347

Telephone - 2.41%
AT&T, Inc.	976,000	40,504,000
CenturyTel, Inc.	212,300	10,413,315

		50,917,315

Tobacco - 3.00%
Altria Group, Inc.	486,000	34,088,040

The accompanying notes are an integral part of the financial statements.          191

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Tobacco (continued)
Loews Corp. - Carolina Group	379,200	$29,300,784

		63,388,824

Transportation - 0.22%
C.H. Robinson Worldwide, Inc.	88,500	4,648,020

Trucking & Freight - 0.53%
United Parcel Service, Inc., Class B	152,800	11,154,400

TOTAL COMMON STOCKS (Cost $1,835,620,820)		$2,108,973,381

SHORT TERM INVESTMENTS - 0.84%
John Hancock Cash Investment Trust (c)	$17,805,166	$17,805,166

TOTAL SHORT TERM INVESTMENTS (Cost $17,805,166)		$17,805,166

REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $1,125,431 on 07/02/2007, collateralized by $1,135,000 Federal Home Loan Bank, 5.75% due 06/12/2026 (valued at $1,152,025, including interest)	$1,125,000	$1,125,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,125,000)		$1,125,000

Total Investments (Growth & Income Trust) (Cost $1,854,550,986) - 100.64%		$2,127,903,547
Liabilities in Excess of Other Assets - (0.64)%		(13,596,899)

TOTAL NET ASSETS - 100.00%		$2,114,306,648

Health Sciences Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 100.76%

Agriculture - 0.88%
Monsanto Company	31,600	$2,134,264

Biotechnology - 14.45%
Abraxis BioScience, Inc. *	18,300	406,809
Advanced Life Sciences Holdings, Inc. *	37,800	100,926
Affymetrix, Inc. *	5,500	136,895
Amgen, Inc. *	63,400	3,505,386
Applera Corp.	3,400	103,836
Basilea Pharmaceutica AG *	3,691	815,632
BioMimetic Therapeutics, Inc. *	10,100	157,863
Biosphere Medical, Inc. *	62,924	444,873
Cephalon, Inc. *	115,600	9,293,084
Combinatorx, Inc. *	57,900	357,243
Cougar Biotechnology, Inc. *	45,516	1,074,178
Cougar Biotechnology, Inc. *	33,000	700,920

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
deCODE genetics, Inc. *	138,800	$518,418
Dyadic International, Inc. *	42,100	223,130
Exelixis, Inc. *	94,100	1,138,610
Genentech, Inc. *	77,900	5,893,914
GlaxoSmithkline Pharmaceuticals, Ltd.	26,700	831,806
Human Genome Sciences, Inc. *	19,600	174,832
Illumina, Inc. *	23,600	957,924
Immucor, Inc. *	37,175	1,039,785
Intermune, Inc. *	3,500	90,790
Invitrogen Corp. *	8,600	634,250
Martek Biosciences Corp. *	37,500	973,875
Medarex, Inc. *	23,900	341,531
MGI Pharma, Inc. *	119,200	2,666,504
Millipore Corp. *	4,800	360,432
Momenta Pharmaceuticals, Inc. *	20,000	201,600
Myriad Genetics, Inc. *	12,300	457,437
Nektar Therapeutics *	36,700	348,283
Neurocrine Biosciences, Inc. *	55,800	626,634
Orexigen Therapeutics Inc *	3,900	58,578
Panacos Pharmaceuticals, Inc. *	33,900	109,497
Tercica, Inc. *	79,700	406,470
Trimeris, Inc. *	4,800	32,832

		35,184,777

Chemicals - 0.97%
Bayer AG	12,400	940,471
Lonza Group AG	768	70,645
UCB SA	22,647	1,342,583

		2,353,699

Drugs & Health Care - 6.67%
Acadia Pharmaceuticals, Inc. *	101,200	1,383,404
BioMarin Pharmaceutical, Inc. *	85,400	1,532,076
Cell Genesys, Inc. *	48,700	163,145
Chugai Pharmaceutical Company, Ltd.	94,500	1,696,184
CV Therapeutics, Inc. *	39,100	516,511
Essilor International SA	623	74,431
ImClone Systems, Inc. *	24,300	859,248
Matria Healthcare, Inc. *	72,800	2,204,384
Maxygen, Inc. *	32,800	281,096
OraSure Technologies, Inc. *	15,400	125,972
Phonak Holding AG	2,700	242,627
Wyeth	83,418	4,783,188
Xenoport, Inc. *	53,600	2,380,912

		16,243,178

Healthcare Products - 16.27%
Alcon, Inc.	14,500	1,956,195
Aspect Medical Systems, Inc. *	8,000	119,680
Baxter International, Inc.	48,700	2,743,758
Becton, Dickinson & Company	10,700	797,150
Boston Scientific Corp. *	72,000	1,104,480
C.R. Bard, Inc.	13,700	1,132,031
Cerus Corp. *	62,500	422,500

The accompanying notes are an integral part of the financial statements.          192

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Conceptus, Inc. *	118,800	$2,301,156
Covidien, Ltd. *	11,500	495,650
Cytyc Corp. *	18,700	806,157
Dade Behring Holdings, Inc.	35,464	1,883,848
DENTSPLY International, Inc.	6,700	256,342
DJO, Inc. *	4,500	185,715
Edwards Lifesciences Corp. *	23,200	1,144,688
Gen-Probe, Inc. *	36,200	2,187,204
Henry Schein, Inc. *	53,100	2,837,133
Hologic, Inc. *	3,100	171,461
Home Diagnostics, Inc. *	30,100	354,277
Johnson & Johnson	15,700	967,434
Medtronic, Inc.	33,300	1,726,938
Micrus Endovascular Corp. *	21,700	533,820
Nobel Biocare Holding AG, Series BR	7,605	2,488,197
ResMed, Inc. *	43,300	1,786,558
Respironics, Inc. *	14,400	613,296
Sorin SpA *	140,000	369,082
St. Jude Medical, Inc. *	74,500	3,091,005
Stereotaxis, Inc. *	79,200	1,034,352
Stryker Corp.	23,100	1,457,379
The Medicines Company *	114,000	2,008,680
TomoTherapy, Inc. *	8,700	190,704
Transition Therapeutics, Inc. *	53,800	87,513
Zimmer Holdings, Inc. *	28,100	2,385,409

		39,639,792

Healthcare Services - 13.24%
AMERIGROUP Corp. *	69,200	1,646,960
Cardinal Health, Inc.	36,400	2,571,296
Cerner Corp. *	25,200	1,397,844
Coventry Health Care, Inc. *	24,450	1,409,542
DaVita, Inc. *	37,900	2,042,052
Express Scripts, Inc. *	34,200	1,710,342
Health Net, Inc. *	30,400	1,605,120
Healthextras, Inc. *	54,000	1,597,320
Healthways, Inc. *	29,500	1,397,415
Humana, Inc. *	32,900	2,003,939
Laboratory Corp. of America Holdings *	41,200	3,224,312
McKesson Corp.	40,900	2,439,276
Medco Health Solutions, Inc. *	3,300	257,367
National Medical Health Card Systems, Inc. *	32,300	515,508
Nighthawk Radiology Holdings, Inc. *	90,800	1,638,940
Omnicare, Inc.	23,900	861,834
Skilled Healthcare Group Inc *	25,400	393,954
Symbion, Inc. *	20,300	440,713
WebMD Health Corp. *	2,000	94,140
WellPoint, Inc. *	62,700	5,005,341

		32,253,215

Insurance - 2.65%
Aetna, Inc.	72,900	3,601,260
Assurant, Inc.	16,300	960,396

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
CIGNA Corp.	36,300	$1,895,586

		6,457,242

Life Sciences - 0.92%
Incyte Corp. *	232,700	1,396,200
Symyx Technologies, Inc. *	56,100	645,711
Waters Corp. *	3,300	195,888

		2,237,799

Manufacturing - 0.52%
Tyco International, Ltd.	37,700	1,273,883

Medical-Hospitals - 3.85%
Centene Corp. *	56,000	1,199,520
Community Health Systems, Inc. *	53,500	2,164,075
Grifols S.A. *	61,000	1,328,575
Lifepoint Hospitals, Inc. *	40,000	1,547,200
Manor Care, Inc.	20,700	1,351,503
Sawai Pharmaceutical Co., Ltd.	14,800	509,704
Sunrise Senior Living, Inc. *	31,700	1,267,683

		9,368,260

Pharmaceuticals - 36.57%
A&D Pharma Holding NV	78,700	1,436,380
Abbott Laboratories	18,100	969,255
Alexion Pharmaceuticals, Inc. *	118,000	5,317,080
Alexza Pharmaceuticals, Inc. *	37,400	309,298
Alkermes, Inc. *	159,300	2,325,780
Allergan, Inc.	29,400	1,694,616
Allos Therapeutics, Inc. *	74,400	328,848
Altus Pharmaceuticals, Inc. *	50,200	579,308
Amicus Therapeutics Inc *	6,300	72,450
Amylin Pharmaceuticals, Inc. *	57,000	2,346,120
Array BioPharma, Inc. *	29,100	339,597
Barr Pharmaceuticals, Inc. *	38,000	1,908,740
Biocryst Pharmaceuticals, Inc. *	84,700	654,731
Biodel Inc *	38,700	766,260
Bristol-Myers Squibb Company	34,600	1,091,976
Cadence Pharmaceuticals, Inc. *	18,000	218,340
Celgene Corp. *	43,900	2,516,787
Cubist Pharmaceuticals, Inc. *	98,200	1,935,522
Elan Corp. PLC, ADR *	266,000	5,833,380
Eli Lilly & Company	61,527	3,438,129
EPIX Pharmaceuticals, Inc. *	41,800	234,498
Favrille, Inc. *	95,419	352,096
Fresenius AG	20,602	1,585,386
Gilead Sciences, Inc. *	288,196	11,173,359
GlaxoSmithKline PLC	36,200	947,678
Idenix Pharmaceuticals, Inc. *	36,100	212,990
Infinity Pharmaceuticals, Inc. *	45,775	498,032
Insite Vision, Inc. *	49,900	74,850
Ipsen SA	32,400	1,664,522
Medicis Pharmaceutical Corp., Class A	3,000	91,620
Merck & Company AG	5,611	774,131
Merck & Company, Inc.	62,800	3,127,440

The accompanying notes are an integral part of the financial statements.          193

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Mylan Laboratories, Inc.	6,500	$118,235
Newron Pharmaceuticals SpA *	9,000	499,959
Novartis AG, SADR	24,900	1,396,143
Novo Nordisk AS	5,800	632,216
Onyx Pharmaceuticals, Inc. *	59,538	1,601,572
OSI Pharmaceuticals, Inc. *	97,768	3,540,179
PDL BioPharma, Inc. *	50,200	1,169,660
Pharmaceutical HOLDRs Trust *	3,700	302,068
Pharmasset Inc *	40,500	353,970
Pharmion Corp. *	6,300	182,385
Poniard Pharmaceuticals, Inc. *	93,045	632,706
Profarma Distribuidora de Produtos Farmaceuticos SA *	69,100	1,288,178
Regeneron Pharmaceuticals, Inc. *	21,600	387,072
Roche Holdings AG	25,627	4,551,352
Schering-Plough Corp.	92,400	2,812,656
Sepracor, Inc. *	47,700	1,956,654
Shire Pharmaceuticals Group PLC, ADR	24,100	1,786,533
Shire PLC	39,600	985,845
Sirtris Pharmaceuticals Inc *	1,600	15,792
Takeda Pharmaceutical Company, Ltd.	6,300	406,369
Teva Pharmaceutical Industries, Ltd., SADR	41,215	1,700,119
Theravance, Inc. *	64,000	2,048,000
Towa Pharmaceutical Company, Ltd.	21,200	867,550
United Therapeutics Corp. *	6,700	427,192
Valeant Pharmaceuticals International	75,300	1,256,757
Vertex Pharmaceuticals, Inc. *	94,004	2,684,754
ViroPharma, Inc. *	29,800	411,240
Warner Chilcott, Ltd., Class A *	13,800	249,642

		89,083,997

Retail Grocery - 0.24%
Shoppers Drug Mart Corp.	12,700	589,176

Retail Trade - 2.65%
CVS Caremark Corp.	177,145	6,456,935

Sanitary Services - 0.33%
Stericycle, Inc. *	18,000	800,280

Software - 0.55%
Allscripts Healthcare Solution, Inc. *	52,700	1,342,796

TOTAL COMMON STOCKS (Cost $214,822,740)		$245,419,293

WARRANTS - 0.12%

Biotechnology - 0.12%
Dyadic International, Inc. (Expiration Date 05/30/2010; strike price $6.33)	6,000	0
Poniard Pharmaceuticals, Inc. (Expiration date 02/01/2011; strike price $0.77) (e)	132,113	288,006
(Expiration date 12/03/2008; strike price $6.00) (e)	2,400	0

		288,006

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

WARRANTS (continued)

Healthcare Products - 0.00%
Mannkind Corp. (Expiration date 08/05/2010; strike price $12.228) (e)	21,000	$429

Pharmaceuticals - 0.00%
Favrille, Inc. (Expiration date 03/06/2011; strike price $5.26) (e)	20,411	0

TOTAL WARRANTS (Cost $3,077)		$288,435

SHORT TERM INVESTMENTS - 0.21%
T. Rowe Price Reserve Investment Fund (c)	$501,362	$501,362

TOTAL SHORT TERM INVESTMENTS
(Cost $501,362)		$501,362

REPURCHASE AGREEMENTS - 0.33%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $801,307 on 07/02/2007, collateralized by $840,000 Federal National Mortgage Association, 5.45% due 10/18/2021 (valued at $820,050, including interest)	$801,000	$801,000

TOTAL REPURCHASE AGREEMENTS
(Cost $801,000)		$801,000

Total Investments (Health Sciences Trust) (Cost $216,128,179) - 101.42%		$247,010,090
Liabilities in Excess of Other Assets - (1.42)%		(3,451,195)

TOTAL NET ASSETS - 100.00%		$243,558,895

Income & Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 66.46%

Advertising - 0.54%
Getty Images, Inc. *	32,900	$1,572,949
Omnicom Group, Inc.	26,600	1,407,672

		2,980,621

Aerospace - 0.92%
Alliant Techsystems, Inc. *	5,500	545,325
Boeing Company	9,100	875,056
United Technologies Corp.	51,400	3,645,802

		5,066,183

Aluminum - 0.31%
Alcoa, Inc.	42,600	1,726,578

Apparel & Textiles - 0.29%
Hanesbrands, Inc. *	58,412	1,578,876

The accompanying notes are an integral part of the financial statements.          194

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.30%
Johnson Controls, Inc.	14,500	$1,678,665

Automobiles - 0.72%
Ford Motor Company	247,000	2,326,740
General Motors Corp.	43,600	1,648,080

		3,974,820

Banking - 2.26%
Commerce Bancorp, Inc.	600	22,194
Fifth Third Bancorp	48,800	1,940,776
Hudson City Bancorp, Inc.	188,400	2,302,248
SunTrust Banks, Inc.	11,600	994,584
Wachovia Corp.	141,730	7,263,663

		12,523,465

Biotechnology - 0.98%
Genentech, Inc. *	46,900	3,548,454
Millennium Pharmaceuticals, Inc. *	175,700	1,857,149

		5,405,603

Broadcasting - 0.37%
CBS Corp., Class B	59,600	1,985,872
Citadel Broadcasting Corp. (a)	8,140	52,503

		2,038,375

Building Materials & Construction - 0.40%
American Standard Companies, Inc.	37,100	2,188,158

Business Services - 1.16%
Affiliated Computer Services, Inc., Class A *	11,900	674,968
Fluor Corp.	41,600	4,632,992
Paychex, Inc.	28,000	1,095,360

		6,403,320

Cable and Television - 1.03%
Comcast Corp., Class A *	52,650	1,480,518
Time Warner Cable, Inc. *	17,200	673,724
Time Warner Telecom, Inc., Class A *	66,700	1,340,670
Time Warner, Inc.	61,200	1,287,648
Viacom, Inc., Class B *	21,550	897,127

		5,679,687

Chemicals - 0.89%
E.I. Du Pont de Nemours & Company	10,300	523,652
Huntsman Corp.	3,700	89,947
Methanex Corp.	52,300	1,314,822
Potash Corp. of Saskatchewan, Inc.	32,400	2,526,228
Rohm & Haas Company	8,700	475,716

		4,930,365

Coal - 0.27%
Arch Coal, Inc.	43,700	1,520,760

Computers & Business Equipment - 4.38%
Brocade Communications Systems, Inc. *	230,100	1,799,382
Cisco Systems, Inc. *	312,800	8,711,480
Dell, Inc. *	106,500	3,040,575
Hewlett-Packard Company	25,700	1,146,734
SanDisk Corp. *	103,000	5,040,820

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Seagate Technology	154,200	$3,356,934
Sun Microsystems, Inc. *	222,300	1,169,298

		24,265,223

Cosmetics & Toiletries - 0.28%
Avon Products, Inc.	41,800	1,536,150

Crude Petroleum & Natural Gas - 0.14%
EOG Resources, Inc.	10,800	789,048

Drugs & Health Care - 0.66%
ImClone Systems, Inc. *	71,100	2,514,096
Wyeth	19,800	1,135,332

		3,649,428

Electrical Equipment - 0.39%
Cooper Industries, Ltd., Class A	21,200	1,210,308
Emerson Electric Company	19,800	926,640

		2,136,948

Electrical Utilities - 0.86%
CMS Energy Corp.	68,600	1,179,920
Edison International	41,400	2,323,368
The AES Corp. *	56,700	1,240,596

		4,743,884

Electronics - 0.62%
Flextronics International, Ltd. *	153,100	1,653,480
Jabil Circuit, Inc.	80,100	1,767,807

		3,421,287

Financial Services - 6.54%
American Capital Strategies, Ltd.	28,100	1,194,812
AmeriCredit Corp. *	35,000	929,250
Capital One Financial Corp.	20,900	1,639,396
Federal Home Loan Mortgage Corp.	21,500	1,305,050
Federal National Mortgage Association	39,300	2,567,469
Goldman Sachs Group, Inc.	5,100	1,105,425
IndyMac Bancorp, Inc. (a)	28,500	831,345
JP Morgan Chase & Company	126,416	6,124,855
Lehman Brothers Holdings, Inc.	26,000	1,937,520
Merrill Lynch & Company, Inc.	7,400	618,492
SLM Corp.	76,400	4,399,112
Washington Mutual, Inc.	204,900	8,736,936
Wells Fargo & Company	136,700	4,807,739

		36,197,401

Food & Beverages - 3.39%
Campbell Soup Company	800	31,048
Kraft Foods, Inc., Class A	111,189	3,919,412
PepsiCo, Inc.	78,000	5,058,300
Sara Lee Corp.	238,700	4,153,380
Sysco Corp.	51,900	1,712,181
The Coca-Cola Company	39,800	2,081,938
Unilever NV	57,500	1,783,650

		18,739,909

The accompanying notes are an integral part of the financial statements.          195

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Furniture & Fixtures - 0.25%
Leggett & Platt, Inc.	61,700	$1,360,485

Gas & Pipeline Utilities - 0.05%
NiSource, Inc.	12,400	256,804

Gold - 0.30%
Barrick Gold Corp.	56,300	1,636,641

Healthcare Products - 1.34%
Baxter International, Inc.	90,000	5,070,600
Medtronic, Inc.	45,200	2,344,072

		7,414,672

Healthcare Services - 0.99%
Cerner Corp. *	16,600	920,802
DaVita, Inc. *	38,850	2,093,238
UnitedHealth Group, Inc.	48,700	2,490,518

		5,504,558

Holdings Companies/Conglomerates - 2.23%
Berkshire Hathaway, Inc., Class A *	14	1,532,650
General Electric Company	281,800	10,787,304

		12,319,954

Homebuilders - 0.12%
Lennar Corp., Class A	18,300	669,048

Hotels & Restaurants - 0.75%
McDonald’s Corp.	19,000	964,440
Starbucks Corp. *	58,700	1,540,288
Starwood Hotels & Resorts Worldwide, Inc.	16,600	1,113,362
The Cheesecake Factory, Inc. *	22,800	559,056

		4,177,146

Household Products - 0.08%
Jarden Corp. *	10,100	434,401

Industrial Machinery - 0.11%
Caterpillar, Inc.	7,900	618,570

Insurance - 2.71%
AFLAC, Inc.	18,800	966,320
Ambac Financial Group, Inc.	8,200	714,958
American International Group, Inc.	61,375	4,298,091
Marsh & McLennan Companies, Inc.	109,800	3,390,624
MBIA, Inc.	11,600	721,752
Progressive Corp.	43,600	1,043,348
RenaissanceRe Holdings, Ltd.	20,400	1,264,596
XL Capital, Ltd., Class A	30,900	2,604,561

		15,004,250

International Oil - 2.77%
Anadarko Petroleum Corp.	9,300	483,507
Chevron Corp.	18,355	1,546,225
ConocoPhillips	3,400	266,900
Exxon Mobil Corp.	25,100	2,105,388
Royal Dutch Shell PLC, ADR, Class B	10,695	891,428
Royal Dutch Shell PLC, ADR	92,900	7,543,480
Weatherford International, Ltd. *	45,600	2,518,944

		15,355,872

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Internet Content - 2.03%
Google, Inc., Class A *	16,300	$8,531,094
Yahoo!, Inc. *	100,100	2,715,713

		11,246,807

Internet Retail - 0.63%
eBay, Inc. *	108,400	3,488,312

Internet Software - 0.13%
Symantec Corp. *	36,900	745,380

Leisure Time - 1.22%
Carnival Corp.	13,300	648,641
Las Vegas Sands Corp. *	32,600	2,490,314
Walt Disney Company	106,000	3,618,840

		6,757,795

Liquor - 0.07%
Anheuser-Busch Companies, Inc.	7,600	396,416

Manufacturing - 1.40%
Danaher Corp.	33,600	2,536,800
Illinois Tool Works, Inc.	71,200	3,858,328
Siemens AG SADR	9,400	1,344,764

		7,739,892

Mining - 0.22%
Newmont Mining Corp.	31,100	1,214,766

Petroleum Services - 1.91%
Baker Hughes, Inc.	29,300	2,465,009
BJ Services Company	75,400	2,144,376
Halliburton Company	19,600	676,200
Schlumberger, Ltd.	61,900	5,257,786

		10,543,371

Pharmaceuticals - 4.81%
Allergan, Inc.	66,200	3,815,768
AstraZeneca PLC, SADR	113,900	6,091,372
Bristol-Myers Squibb Company	62,500	1,972,500
Endo Pharmaceutical Holdings, Inc. *	16,800	575,064
Forest Laboratories, Inc. *	120,300	5,491,695
Pfizer, Inc.	102,800	2,628,596
Sanofi-Aventis, ADR	63,700	2,565,199
Sepracor, Inc. *	37,600	1,542,352
Teva Pharmaceutical Industries, Ltd., SADR	47,100	1,942,875

		26,625,421

Real Estate - 0.22%
Douglas Emmett, Inc., REIT	22,000	544,280
General Growth Properties, Inc., REIT	7,140	378,063
Host Hotels & Resorts, Inc., REIT	12,866	297,462

		1,219,805

Retail Trade - 3.61%
Best Buy Company, Inc.	50,700	2,366,169
Costco Wholesale Corp.	9,400	550,088
Home Depot, Inc.	49,800	1,959,630
Lowe’s Companies, Inc.	202,000	6,199,380
Target Corp.	130,000	8,268,000

The accompanying notes are an integral part of the financial statements.          196

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Urban Outfitters, Inc. *	25,700	$617,571

		19,960,838

Semiconductors - 3.98%
Altera Corp.	114,300	2,529,459
Applied Materials, Inc.	226,000	4,490,620
Intel Corp.	175,800	4,177,008
KLA-Tencor Corp.	81,200	4,461,940
Lam Research Corp. *	17,200	884,080
Linear Technology Corp. (a)	46,300	1,675,134
Qimonda AG, SADR * (a)	43,300	668,985
Silicon Laboratories, Inc. *	21,000	726,810
Xilinx, Inc.	90,900	2,433,393

		22,047,429

Software - 2.77%
Microsoft Corp.	414,280	12,208,831
Navteq Corp. *	16,300	690,142
SAP AG, SADR (a)	47,600	2,430,932

		15,329,905

Telecommunications Equipment &
Services - 1.57%
American Tower Corp., Class A *	23,500	987,000
Corning, Inc. *	74,300	1,898,365
Level 3 Communications, Inc. *	249,200	1,457,820
QUALCOMM, Inc.	78,100	3,388,759
Verizon Communications, Inc.	23,100	951,027

		8,682,971

Telephone - 0.53%
AT&T, Inc.	71,000	2,946,500

Tobacco - 0.79%
Altria Group, Inc.	62,700	4,397,778

Trucking & Freight - 1.17%
FedEx Corp.	6,400	710,208
United Parcel Service, Inc., Class B	79,300	5,788,900

		6,499,108

TOTAL COMMON STOCKS (Cost $302,954,526)		$367,769,649

PREFERRED STOCKS - 0.05%

Financial Services - 0.05%
Mitsubishi UFJ Financial Group, Inc., Capital Finance 1, Ltd. *	250,000	245,644

TOTAL PREFERRED STOCKS (Cost $241,843)		$245,644

U.S. TREASURY OBLIGATIONS - 1.83%

U.S. Treasury Bonds - 0.57%
4.50% due 02/15/2036	$990,000	896,414
4.75% due 02/15/2037	405,000	381,871
5.25% due 02/15/2029	400,000	402,750
6.50% due 11/15/2026	430,000	496,717
7.875% due 02/15/2021	625,000	786,474

Income & Value Trust (continued)

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Bonds (continued)
8.875% due 08/15/2017	$125,000	$161,934

		3,126,160

U.S. Treasury Notes - 1.26%
3.625% due 07/15/2009 to 05/15/2013	4,905,000	4,729,419
3.875% due 02/15/2013	570,000	541,367
4.875% due 04/30/2011	1,185,000	1,183,241
5.625% due 05/15/2008	525,000	527,625

		6,981,652

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,287,451)		$10,107,812

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.87%

Federal Agricultural Mortgage Corp. - 0.18%
5.50% due 07/15/2011	250,000	251,417
5.125% due 03/30/2011	750,000	747,164

		998,581

Federal Home Loan Bank - 0.90%
3.25% due 12/17/2007	1,290,000	1,277,604
5.125% due 08/14/2013	1,450,000	1,432,151
5.21% due 03/12/2008 (b)	1,140,000	1,139,911
5.625% due 06/13/2016	1,125,000	1,132,834

		4,982,500

Federal Home Loan Mortgage Corp. - 1.15%
4.875% due 09/12/2008	340,000	338,426
5.25% due 07/18/2011	455,000	454,962
5.50% due 02/01/2018 to 01/01/2034	2,033,583	1,970,464
5.75% due 06/27/2016	500,000	503,485
6.00% due 04/01/2016 to 12/01/2099	2,758,950	2,741,321
6.414% due 02/01/2037	332,304	335,750

		6,344,408

Federal National Mortgage Association - 6.64%
4.75% due 08/03/2007	465,000	464,715
5.00% due 12/01/2017 to 03/01/2037	6,146,738	5,769,155
5.25% due 08/01/2012	3,950,000	3,916,089
5.50% due 12/01/2033 to 05/01/2037	21,758,255	21,001,928
6.00% due 06/01/2021 to 03/01/2037	1,612,428	1,599,484
6.25% due 05/15/2029	525,000	567,768
6.50% TBA **	1,250,000	1,261,719
7.00% due 03/01/2037	978,797	1,003,879
7.50% due 09/01/2029 to 10/01/2031	145,355	151,952
5.50% due 04/25/2037	346,257	342,098
5.50% due 05/25/2037	695,602	683,140

		36,761,927

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,872,127)		$49,087,416

The accompanying notes are an integral part of the financial statements.          197

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS - 2.83%

Argentina - 0.21%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	1,131,327	$196,717
0.6245% due 12/15/2035 (b)		$2,783,000	406,318
0.6491% due 12/15/2035 (b)	ARS	4,361,746	170,869
5.83% due 12/31/2033 (b)		863,158	384,811

			1,158,715

Australia - 0.03%
Commonwealth of Australia
6.00% due 10/14/2015	AUD	220,000	179,627

Brazil - 0.06%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	550,000	317,565

Canada - 0.08%
Government of Canada
4.50% due 06/01/2015	CAD	105,000	98,354
5.20% due 02/21/2017		$380,000	372,513

			470,867
Colombia - 0.19%
Republic of Colombia
7.375% due 01/27/2017		100,000	108,400
7.375% due 09/18/2037		450,000	499,500
10.00% due 01/23/2012		140,000	161,350
12.00% due 10/22/2015	COP	506,000,000	298,307

			1,067,557

Dominican Republic - 0.06%
Government of Dominican Republic
8.625% due 04/20/2027		$100,000	116,000
9.04% due 01/23/2018		185,806	210,240

			326,240

Egypt - 0.10%
Arab Republic of Eqypt
4.45% due 09/15/2015		430,000	403,198
9.10% due 10/18/2010	EGP	15,000	2,627
11.50% due 10/26/2011		115,000	21,695
11.625% due 11/16/2014		705,000	134,337

			561,857

Finland - 0.13%
Republic of Finland
5.75% due 02/23/2011	EUR	500,000	702,710

France - 0.10%
Government of France
4.75% due 04/25/2035		400,000	540,586

Germany - 0.62%
Federal Republic of Germany
4.25% due 07/04/2014		1,625,000	2,155,947
4.50% due 07/04/2009		800,000	1,081,766
6.25% due 01/04/2030		110,000	179,461

			3,417,174

Income & Value Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Hungary - 0.04%
Republic of Hungary
6.00% due 10/12/2011	HUF	45,500,000	$242,209

Indonesia - 0.04%
Republic of Indonesia
10.25% due 07/15/2027	IDR	1,918,000,000	222,423

Italy - 0.09%
Republic of Italy
5.375% due 06/15/2033		$500,000	472,102

Japan - 0.39%
Government of Japan
0.50% due 06/20/2013	JPY	285,000,000	2,169,284

Philippines - 0.02%
Republic of Philippines
7.75% due 01/14/2031		$127,000	140,017

Poland - 0.04%
Republic of Poland
5.00% due 10/24/2013	PLN	565,000	196,589

Russia - 0.03%
Government of Russia
7.50% due 03/31/2030		$129,350	142,479

South Korea - 0.01%
Republic of Korea
4.25% due 09/10/2014	KRW	80,000,000	81,126

Sweden - 0.18%
Kingdom of Sweden
5.125% due 03/01/2017		$380,000	370,100
6.75% due 05/05/2014	SEK	3,705,000	611,661

			981,761

Turkey - 0.18%
Turkey Government Bond
zero coupon due 07/16/2008	TRY	585,000	373,362
10.00% due 02/15/2012		375,000	315,102
15.00% due 02/10/2010		125,000	95,963
20.00% due 10/17/2007		295,700	237,174

			1,021,601

United Kingdom - 0.21%
Government of United Kingdom
5.00% due 09/07/2014	GBP	370,000	715,629
6.00% due 12/07/2028		200,000	449,855

			1,165,484

Uruguay - 0.02%
Republic of Uruguay
3.70% due 06/26/2037	UYU	1,195,000	50,276
4.25% due 04/05/2027		1,020,000	45,922

			96,198

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $15,042,144)			$15,674,171

The accompanying notes are an integral part of the financial statements.          198

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS - 8.69%

Advertising - 0.14%
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	$300,000	$284,250
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	450,000	468,000

		752,250

Aerospace - 0.24%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013	887,075	919,550
7.156% due 12/15/2011	420,361	431,717

		1,351,267

Air Travel - 0.05%
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	295,000	296,844

Automobiles - 0.48%
Ford Motor Company
4.25% due 12/15/2036	973,000	1,220,726
7.45% due 07/16/2031	250,000	199,687
General Motors Corp.
7.125% due 07/15/2013	925,000	868,344
GMAC LLC
6.625% due 05/15/2012	400,000	386,272

		2,675,029

Banking - 1.28%
Banco Mercantil del Norte SA
6.862% due 10/13/2021	390,000	389,601
Barclays Bank PLC, ADR
6.86% due 06/15/2032 (b)	160,000	163,466
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)	550,000	519,143
CoBank ACB
5.96% due 06/15/2022 (b)	450,000	449,549
Fifth Third Capital Trust IV
6.50% due 04/01/2037 (b)	250,000	241,649
HSBK Europe BV
7.75% due 05/13/2013	190,000	193,800
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	145,000	140,256
4.90% due 09/23/2010	220,000	215,253
Landwirtschaftliche Rentenbank
5.25% due 07/15/2011	1,400,000	1,400,980
PNC Preferred Funding Trust I
6.113% due 03/15/2049 (b)	500,000	487,672
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)	440,000	420,694
US AgBank FCB
6.11% due 12/31/2049 (b)	650,000	640,100
Washington Mutual Bank
6.75% due 05/20/2036	250,000	257,080
Washington Mutual Preferred Funding II
6.665% due 12/31/2049 (b)	1,000,000	954,635
Wells Fargo & Company
3.50% due 04/04/2008	125,000	123,195

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Zions Bancorporation
5.50% due 11/16/2015	$500,000	$480,558

		7,077,631

Buildings - 0.01%
MDC Holdings, Inc.
5.375% due 07/01/2015	85,000	77,725

Business Services - 0.06%
The Thomson Corp.
5.50% due 08/15/2035	375,000	323,266

Cable and Television - 0.51%
Charter Communications Operating LLC
8.00% due 04/30/2012	210,000	212,625
8.375% due 04/30/2014	750,000	763,125
Comcast Corp.
5.65% due 06/15/2035	500,000	435,003
5.875% due 02/15/2018	130,000	125,907
6.45% due 03/15/2037	130,000	125,284
6.50% due 11/15/2035	250,000	242,337
Cox Communications, Inc.
7.75% due 11/01/2010	125,000	132,935
News America, Inc.
6.40% due 12/15/2035	150,000	142,847
Time Warner Cable, Inc.
6.55% due 05/01/2037	50,000	48,325
Time Warner, Inc.
7.625% due 04/15/2031	385,000	412,478
Viacom, Inc.
6.875% due 04/30/2036	160,000	154,580

		2,795,446

Cellular Communications - 0.19%
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	90,000	112,196
Dobson Communications Corp.
9.875% due 11/01/2012	350,000	377,125
US Unwired, Inc., Series B
10.00% due 06/15/2012	530,000	573,915

		1,063,236

Computers & Business Equipment - 0.02%
Cisco Systems, Inc.
5.25% due 02/22/2011	125,000	124,250

Crude Petroleum & Natural Gas - 0.08%
Apache Corp.
6.00% due 01/15/2037	125,000	119,195
XTO Energy, Inc.
6.10% due 04/01/2036	340,000	319,015

		438,210

Electrical Utilities - 0.38%
AES Corp.
9.375% due 09/15/2010	1,495,000	1,590,306
Appalachian Power Company
5.55% due 04/01/2011	125,000	124,447
Edison Mission Energy
7.50% due 06/15/2013	100,000	99,000

The accompanying notes are an integral part of the financial statements.          199

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Pacific Gas & Electric Company
4.20% due 03/01/2011	$150,000	$143,326
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	170,000	165,055

		2,122,134

Electronics - 0.02%
Koninklijke Philips Electronics NV
7.20% due 06/01/2026	125,000	134,961

Energy - 0.17%
Energy East Corp.
6.75% due 07/15/2036	375,000	388,511
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014	290,000	281,918
6.875% due 03/01/2033	250,000	254,370

		924,799

Financial Services - 1.86%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)	600,000	588,284
Capmark Financial Group, Inc.
5.875% due 05/10/2012	125,000	123,362
Countrywide Financial Corp.
5.80% due 06/07/2012	175,000	173,767
6.25% due 05/15/2016	280,000	274,989
Downey Financial Corp.
6.50% due 07/01/2014	370,000	361,864
Ford Motor Credit Company LLC
8.625% due 11/01/2010	250,000	253,921
General Motors Acceptance Corp.
7.00% due 02/01/2012	450,000	441,340
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	220,000	214,602
Goldman Sachs Capital III, Series APEX
6.13% due 09/29/2049 (b)	150,000	149,926
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	250,000	243,493
International Lease Finance Corp.
4.75% due 07/01/2009	250,000	246,683
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	60,000	57,783
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	355,000	358,832
Lehman Brothers Holdings Capital Trust V
6.19% due 05/29/2049 (b)	150,000	149,948
Lehman Brothers Holdings Capital Trust V,
Series MTN
5.857% due 11/29/2049 (b)	205,000	200,809
Lehman Brothers Holdings, Inc., Series MTN
5.41% due 12/23/2008 (b)	690,000	690,493
5.50% due 04/04/2016	250,000	242,726
5.75% due 04/25/2011	350,000	350,036
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)	255,000	246,677
Merrill Lynch & Company, Inc.
6.11% due 01/29/2037	775,000	727,200

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Morgan Stanley
5.61% due 01/09/2012 (b)	$500,000	$499,086
PCCW HKT Capital, Ltd.
8.00% due 11/15/2011	350,000	378,420
Private Export Funding Corp.
5.00% due 12/15/2016	770,000	744,427
Reliastar Financial Corp.
6.50% due 11/15/2008	280,000	282,472
Residential Capital Corp.
6.4569% due 04/17/2009 (b)	350,000	349,419
6.50% due 04/17/2013	260,000	251,311
SLM Corp., Series A
5.00% due 04/15/2015	125,000	102,722
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	240,000	230,882
Twin Reefs Pass Through Trust
6.32% due 12/10/2049 (b)	700,000	701,847
Unicredit Luxembourg Finance SA
5.584% due 01/13/2017 (b)	200,000	198,618
Washington Mutual, Inc.
5.25% due 09/15/2017	500,000	464,095

		10,300,034

Food & Beverages - 0.10%
Delhaize Group
6.50% due 06/15/2017	50,000	50,237
Tyson Foods, Inc.
6.60% due 04/01/2016	470,000	482,568

		532,805

Gas & Pipeline Utilities - 0.20%
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	160,000	150,911
6.00% due 02/01/2017	335,000	327,837
6.50% due 02/01/2037	130,000	125,050
TransCanada Pipelines, Ltd., ADR
6.35% due 05/15/2067 (b)	170,000	163,431
Williams Companies, Inc.
8.125% due 03/15/2012	300,000	318,375

		1,085,604

Healthcare Products - 0.06%
Boston Scientific Corp.
6.25% due 11/15/2035	100,000	94,481
Cardinal Health, Inc.
5.80% due 10/15/2016	250,000	242,142

		336,623

Holdings Companies/Conglomerates - 0.04%
General Electric Company
5.00% due 02/01/2013	250,000	242,385

Homebuilders - 0.03%
Centex Corp.
5.25% due 06/15/2015	115,000	102,904
6.50% due 05/01/2016	35,000	33,658

		136,562

The accompanying notes are an integral part of the financial statements.          200

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants - 0.07%
Seminole Tribe of Florida
5.798% due 10/01/2013	$205,000	$202,003
Wyndham Worldwide Corp.
6.00% due 12/01/2016	170,000	163,960

		365,963

Insurance - 0.27%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	70,000	71,072
Ambac Financial Group, Inc.
6.15% due 02/15/2037 (b)	200,000	179,253
Assured Guaranty U.S. Holdings, Inc., Series A
6.40% due 12/15/2066 (b)	75,000	73,466
AXA SA
6.379% due 12/14/2049 (b)	400,000	365,938
CNA Financial Corp.
7.25% due 11/15/2023	100,000	102,902
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	150,000	152,125
Lincoln National Corp.
6.20% due 12/15/2011	140,000	142,979
Monumental Global Funding III
5.56% due 01/15/2014 (b)	360,000	360,990
Nationwide Mutual Insurance Company
7.875% due 04/01/2033	60,000	69,155

		1,517,880

International Oil - 0.24%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	250,000	241,439
Pemex Project Funding Master Trust
5.75% due 12/15/2015	315,000	309,015
Pemex Project Funding Master Trust, Series REGS
5.9475% due 12/03/2012 (b)	740,000	749,620

		1,300,074

Investment Companies - 0.20%
Temasek Financial I, Ltd., Series REGS
4.50% due 09/21/2015	1,225,000	1,128,841

Leisure Time - 0.28%
Boyd Gaming Corp.
6.75% due 04/15/2014	1,200,000	1,176,000
MGM Mirage, Inc.
8.50% due 09/15/2010	350,000	366,187

		1,542,187

Manufacturing - 0.06%
Atlas Copco AB, ADR
5.60% due 05/22/2017	125,000	121,803
Tyco International Group SA
6.875% due 01/15/2029	105,000	121,190
7.00% due 06/15/2028	55,000	64,048

		307,041

Medical-Hospitals - 0.09%
Tenet Healthcare Corp.
9.875% due 07/01/2014	500,000	495,000

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Metal & Metal Products - 0.01%
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014	$70,000	$70,788

Mining - 0.02%
Vale Overseas, Ltd.
6.875% due 11/21/2036	100,000	100,519

Paper - 0.15%
Jefferson Smurfit Corp.
7.50% due 06/01/2013	650,000	630,500
Stora Enso Oyj
6.404% due 04/15/2016	200,000	198,903

		829,403

Petroleum Services - 0.13%
Anadarko Petroleum Corp.
6.45% due 09/15/2036	380,000	365,494
Petroleum Export, Ltd.
5.265% due 06/15/2011	381,506	370,450

		735,944

Pharmaceuticals - 0.01%
Hospira, Inc.
5.55% due 03/30/2012	75,000	74,347

Real Estate - 0.21%
Brandywine Operating Partnership LP, REIT
5.70% due 05/01/2017	125,000	121,236
Developers Diversified Realty Corp., REIT
5.00% due 05/03/2010	125,000	122,808
Kimco Realty Corp., REIT
4.82% due 06/01/2014	250,000	235,645
ProLogis, REIT
5.25% due 11/15/2010	200,000	197,832
5.625% due 11/15/2015	150,000	146,758
Realogy Corp.
6.15% due 10/15/2011	105,000	105,263
Simon Property Group LP
5.875% due 03/01/2017	250,000	248,615

		1,178,157

Retail - 0.02%
Federated Retail Holdings, Inc.
6.375% due 03/15/2037	135,000	129,862

Retail Grocery - 0.24%
Albertson’s LLC
7.25% due 05/01/2013	1,275,000	1,299,280

Retail Trade - 0.08%
CVS Corp.
5.298% due 01/11/2027	66,283	61,468
Home Depot, Inc.
5.49% due 12/16/2009 (b)	370,000	369,425

		430,893

Sanitary Services - 0.29%
Allied Waste North America, Inc.
6.125% due 02/15/2014	625,000	587,500

The accompanying notes are an integral part of the financial statements.          201

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Sanitary Services (continued)
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012	$975,000	$1,022,531

		1,610,031

Telecommunications Equipment &
Services - 0.11%
SBC Communications, Inc.
5.625% due 06/15/2016	125,000	122,166
Verizon Communications, Inc.
5.50% due 04/01/2017	505,000	486,709

		608,875

Telephone - 0.29%
Qwest Communications International, Inc.
7.25% due 02/15/2011	900,000	906,750
Sprint Capital Corp.
8.75% due 03/15/2032	140,000	157,238
Telecom Italia Capital SA
7.20% due 07/18/2036	130,000	133,648
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	360,000	378,728

		1,576,364

TOTAL CORPORATE BONDS (Cost $48,795,023)		$48,092,510

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.87%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	125,000	122,275
American Tower Trust, Series 2007-1A, Class B
5.537% due 04/15/2037	125,000	124,220
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	125,000	122,563
Banc of America Funding Corp.,
Series 2005-H, Class 9A1
5.9424% due 11/20/2035 (b)	363,154	361,243
Bank of America Commercial Mortgage, Inc., Series 2001-3, Class A1
4.89% due 04/11/2037	144,980	143,709
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3
4.65% due 10/25/2035 (b)	875,000	851,977
Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1
5.8145% due 11/25/2035 (b)	365,059	363,890
Bear Stearns Asset Backed Securities, Inc., Series 2005-AC3, Class 2A1
5.25% due 06/25/2020	232,343	228,734
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C
7.928% due 07/15/2032	250,000	266,220
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	750,000	690,523
Countrywide Alternative Loan Trust, Series
2007-2CB, Class 1A9
5.75% due 03/25/2037	538,093	532,496

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2007-HY4, Class 3A1
5.91% due 06/25/2047 (b)	$350,000	$349,781
Countrywide Alternative Loan Trust,
Series 2005-46CB, Class A8
5.50% due 10/25/2035	351,617	346,597
Countrywide Alternative Loan Trust,
Series 2005-54CB, Class 1A7
5.50% due 11/25/2035	410,242	407,936
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1
6.029% due 12/25/2035 (b)	270,520	271,196
Countrywide Alternative Loan Trust,
Series 2005-64CB, Class 1A7
5.50% due 12/25/2035	338,420	335,172
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-HYB5, Class 3A1B
5.9426% due 09/20/2036 (b)	100,720	100,587
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	261,933	256,208
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	660,000	647,731
Crown Castle Towers LLC,
Series 2005-1A, Class AFL
5.70% due 06/15/2035 (b)	230,000	231,001
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035	625,000	608,483
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035	825,000	806,309
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	290,000	286,085
CS First Boston Mortgage Securities Corp, Series 2003-23, Class 8A1
5.00% due 09/25/2018	190,425	187,104
CS First Boston Mortgage Securities Corp, Series 2004-C5, Class A3
4.499% due 11/15/2037	120,000	114,909
CS First Boston Mortgage Securities Corp, Series 2005-7, Class 3A1
5.00% due 08/25/2020	70,900	69,384
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	266,715	266,736
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	500,000	497,159
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	750,000	763,696
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	500,000	509,301
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	313,474	312,189

The accompanying notes are an integral part of the financial statements.           202

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSAB Mortgage Backed Trust,
Series 2006-2, Class A6A
5.72% due 09/25/2036	$825,000	$808,271
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3233, Class PA
6.00% due 10/15/2036	356,180	358,426
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3312, Class PA
5.50% due 05/15/2037	124,660	121,595
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	134,300	138,201
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	234,769	241,627
First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 1A14
5.50% due 11/25/2035	573,774	569,400
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	487,729	489,071
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	306,382	306,714
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	31,729	31,939
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	500,000	507,743
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	355,169
Global Signal Trust, Series 2006-1, Class A2
5.45% due 02/15/2036	375,000	371,125
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	300,000	298,149
GMAC Commercial Mortgage Securities, Inc, Series 2001-C2, Class A1
6.25% due 04/15/2034	218,634	220,378
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A1
5.988% due 04/15/2034	114,917	114,788
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112% due 01/11/2017	296,157	289,283
GSR Mortgage Loan Trust,
Series 2004-15F, Class 5A1
5.50% due 01/25/2020	485,630	482,471
Harborview Mortgage Loan Trust,
Series 2005-15, Class 2A12
6.12% due 10/20/2045 (b)	270,558	272,679
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.82% due 10/03/2015 (b)	170,000	171,541
Indymac Index Mortgage Loan Trust, Series
2006-AR5, Class 2A1
5.8586% due 05/25/2036 (b)	118,489	117,521

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Alternative Loan Trust,
Series 2006-S3, Class A6
6.12% due 08/25/2036	$875,000	$870,486
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,151,974
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	415,000	405,290
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	500,000	516,692
MASTR Alternative Loans Trust,
Series 2004-5, Class 5A1
4.75% due 06/25/2019	676,630	657,694
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.00% due 08/25/2019	1,473,129	1,416,287
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	290,000	297,445
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	38,723	38,714
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	750,000	768,219
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035	280,000	277,575
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	250,000	248,685
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5A1
6.00% due 03/25/2036 (b)	798,858	795,593
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1
5.9409% due 05/25/2036 (b)	534,367	530,362
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5151% due 07/15/2027 (b)	155,741	155,442
Washington Mutual Inc, Series 2003-S2, Class A1
5.00% due 05/25/2018	682,019	670,686
Washington Mutual Inc, Series 2003-S6, Class 2A3
4.75% due 07/25/2018	417,558	396,987
Washington Mutual Inc, Series 2003-S7, Class A1
4.50% due 08/25/2018	185,072	178,651
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-HY5, Class 3A1
5.8275% due 06/25/2037 (b)	1,663,929	1,645,665
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	433,816	436,948
Wells Fargo Mortgage Backed Securities Trust, Series 2003-16, Class 2A1
4.50% due 12/25/2018	227,456	214,278
Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 2A1
5.25% due 04/25/2033	209,401	207,151

The accompanying notes are an integral part of the financial statements.          203

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1, Class A3
5.00% due 03/25/2021	$707,020	$678,960
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1
5.6633% due 10/25/2036 (b)	1,857,183	1,840,442
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A6
4.11% due 06/25/2035	675,000	657,607

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $33,256,506)		$32,499,338

ASSET BACKED SECURITIES - 2.51%
Advanta Business Card Master Trust,
Series 2005-A1, Class A1
5.39% due 04/20/2011 (b)	375,000	375,296
Advanta Business Card Master Trust,
Series 2005-A3, Class A3
4.70% due 10/20/2011	375,000	371,836
ARG Funding Corp., Series 2005-2A, Class A1
4.54% due 05/20/2009	570,000	567,097
Bear Stearns Asset Backed Securities, Inc.,
Series 2005-CL1, Class A1
5.82% due 09/25/2034 (b)	194,654	194,858
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035	250,000	241,953
Countrywide Asset-Backed Certificates, Series
2006-S2, Class A5
5.753% due 07/25/2027	825,000	809,016
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A6
5.657% due 03/25/2034 (b)	350,000	342,569
CPS Auto Trust, Series 2006-A, Class 1A4
5.33% due 11/15/2012	700,000	700,219
CPS Auto Trust, Series 2006-C, Class A4
5.14% due 06/17/2013	824,998	820,271
CPS Auto Trust, Series 2007-A, Class A4
5.05% due 11/15/2013	649,999	640,328
CPS Auto Trust, Series 2007-TFC, Class A2
5.25% due 12/15/2013	375,000	374,297
CPS Auto Trust, Series 2005-C, Class A2
4.79% due 03/15/2012	510,000	504,219
Drive Auto Receivables Trust,
Series 2006-2, Class A3
5.33% due 04/15/2014	450,000	450,141
First Investors Auto Owner Trust,
Series 2005-A, Class A2
4.23% due 07/16/2012	253,554	252,386
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE2, Class A3
6.193% due 12/25/2037 (b)	500,000	499,993
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
5.61% due 06/17/2022 (b)	38,817	38,863

Income & Value Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A6
5.08% due 11/25/2011	$330,000	$327,523
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	510,000	501,407
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14% due 09/25/2012	420,000	408,857
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A2
5.03% due 03/25/2014	1,000,000	990,521
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	491,560
Rental Car Finance Corp., Series 2005-1A, Class A2
4.59% due 06/25/2011	500,000	487,542
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	122,610	121,114
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	625,000	617,320
Residential Funding Mortgage Securities II Inc, Series 2007-HSA2, Class A1F
8.47% due 04/25/2037 (b)	120,351	121,968
Residential Funding Mortgage Securities II Inc, Series 2007-HSA3, Class AI3
6.00% due 05/25/2037 (b)	350,000	348,570
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	25,868	25,873
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023	366,149	352,290
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A4
4.22% due 06/12/2012	300,000	295,005
UPFC Auto Receivables Trust,
Series 2005-A, Class A3
4.34% due 12/15/2010	293,818	291,900
UPFC Auto Receivables Trust,
Series 2005-B, Class A3
4.98% due 08/15/2011	471,744	469,658
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009	75,566	75,417
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	44,574	44,628
West Penn Funding LLC Transition Bonds,
Series 2005-A, Class A1
4.46% due 12/27/2010	769,342	756,960

TOTAL ASSET BACKED SECURITIES
(Cost $14,056,126)		$13,911,455

The accompanying notes are an integral part of the financial statements.          204

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.25%

Supranational - 0.15%
African Development Bank
6.875% due 10/15/2015	$770,000	$827,119

Venezuela - 0.10%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	510,000	534,108

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,400,564)		$1,361,227

SHORT TERM INVESTMENTS - 1.05%
John Hancock Cash Investment Trust (c)	$5,807,519	$5,807,519

TOTAL SHORT TERM INVESTMENTS
(Cost $5,807,519)		$5,807,519

REPURCHASE AGREEMENTS - 3.76%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$20,823,979 on 07/02/2007,
collateralized by $21,920,000
Federal National Mortgage
Association, 4.625% due
10/15/2013 (valued at
$21,235,000, including interest)	$20,816,000	$20,816,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,816,000)		$20,816,000

Total Investments (Income & Value Trust)
(Cost $502,529,829) - 102.17%		$565,372,741
Liabilities in Excess of Other Assets - (2.17)%		(11,987,405)

TOTAL NET ASSETS - 100.00%		$553,385,336

International Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.71%

Australia - 2.70%
Amcor, Ltd.	202,929	$1,287,057
Australia and New Zealand
Banking Group, Ltd.	168,622	4,150,455
BHP Billiton, Ltd.	92,791	2,759,810
Commonwealth Bank of Australia, Ltd.	56,427	2,646,991
Foster’s Group, Ltd.	231,357	1,253,247
Macquarie Bank, Ltd. (a)	39,819	2,873,707
Mirvac Group, Ltd.	536,671	2,597,265
Qantas Airways, Ltd., ADR	292,304	1,389,812
QBE Insurance Group, Ltd. (a)	90,169	2,388,609
Rio Tinto, Ltd. (a)	38,220	3,205,804
Stockland Company, Ltd.	321,985	2,228,058
Suncorp-Metway, Ltd.	214,259	3,669,258
Telstra Corp., Ltd. (a)	894,988	3,487,893
Westpac Banking Corp., Ltd.	135,373	2,949,320

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Woolworths, Ltd. (a)	146,852	$3,366,486
Zinifex, Ltd.	134,839	2,154,609

		42,408,381

Austria - 0.44%
OMV AG	38,751	2,592,753
Voestalpine AG	50,172	4,239,379

		6,832,132

Belgium - 1.36%
Belgacom SA	40,950	1,818,654
Colruyt SA	4,408	923,647
Delhaize Group	25,953	2,556,101
Dexia	199,407	6,257,147
Fortis Group SA	188,498	8,030,008
UCB SA (a)	30,134	1,786,435

		21,371,992

Bermuda - 0.21%
Esprit Holdings, Ltd.	146,000	1,852,356
Noble Group, Ltd.	689,639	775,230
Ship Finance International, Ltd.	1,080	32,054
Yue Yuen Industrial Holdings, Ltd.	190,782	591,710

		3,251,350

Canada - 2.46%
BCE, Inc.	80,324	3,046,655
Canadian Imperial Bank of Commerce	90,130	8,134,623
Canadian Natural Resources, Ltd.	83,063	5,527,901
EnCana Corp.	120,503	7,423,588
Magna International, Inc.	10,000	916,741
National Bank of Canada	56,135	3,239,157
Potash Corp. of Saskatchewan, Inc.	44,200	3,461,028
Research In Motion, Ltd. *	34,400	6,934,662

		38,684,355

Denmark - 0.21%
A P Moller- Maersk AS, Series A	129	1,535,031
Danske Bank AS	27,481	1,128,306
H. Lundbeck AS (a)	26,845	682,775

		3,346,112

Finland - 1.73%
Kesko Oyj	51,733	3,450,862
Kone Corp. Oyj	15,092	954,074
Nokia AB Oyj	319,315	8,983,638
OKO Bank - A Shares (a)	25,000	465,409
Outokumpu Oyj	71,714	2,425,784
Rautaruukki Oyj	91,091	5,858,271
Sampo Oyj, A Shares	176,458	5,095,695

		27,233,733

France - 10.74%
Accor SA	28,885	2,566,438
Air France KLM (a)	48,966	2,289,845
BNP Paribas SA	178,145	21,280,909
Carrefour SA	49,709	3,504,022

The accompanying notes are an integral part of the financial statements.          205

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

France (continued)
Casino Guich-Perrachon SA (a)	37,436	$3,795,872
Compagnie de Saint-Gobain SA (a)	53,208	5,997,187
Compagnie Generale des Etablissements
Michelin, Class B	37,664	5,288,028
Credit Agricole SA	167,480	6,835,761
France Telecom SA	51,990	1,433,873
Groupe DANONE *	46,438	3,768,169
Lafarge SA (a)	20,026	3,665,842
Pinault-Printemps-Redoute SA	5,957	1,043,420
PSA Peugeot Citroen SA	104,370	8,435,142
Renault Regie Nationale SA	88,247	14,222,419
Sanofi-Aventis SA (a)	275,558	22,389,702
Societe Generale	7,679	1,427,785
Suez SA	53,155	3,053,456
Total SA	632,525	51,530,890
Unibail-Rodamco (a)	7,647	1,965,840
Vinci SA, ADR	54,974	4,123,392

		168,617,992

Germany - 8.60%
Adidas-Salomon AG	18,388	1,162,935
Allianz AG	56,998	13,376,582
Altana AG (a)	75,737	1,829,757
BASF AG	67,890	8,925,069
Bayerische Motoren Werke (BMW) AG (a)	103,799	6,737,297
Bilfinger Berger AG (a)	13,723	1,221,703
DaimlerChrysler AG	45,048	4,177,314
Deutsche Bank AG	113,815	16,588,968
Deutsche Boerse AG	28,976	3,280,833
Deutsche Lufthansa AG	130,663	3,667,252
Deutsche Post AG	126,499	4,109,620
Fresenius AG	15,681	1,194,617
Henkel KGaA	29,319	1,549,443
Infineon Technologies AG * (a)	189,839	3,159,398
KarstadtQuelle AG *	4,636	156,816
MAN AG	47,741	6,890,661
Muenchener Rueckversicherungs-
Gesellschaft AG	87,603	16,129,653
Salzgitter AG	27,672	5,368,130
Siemens AG	47,526	6,847,421
Suedzucker AG (a)	86,433	1,921,066
Thyssen Krupp AG	225,328	13,443,425
TUI AG *	91,729	2,544,748
Volkswagen AG (a)	66,893	10,680,495

		134,963,203

Greece - 0.07%
National Bank of Greece SA	19,638	1,125,703

Hong Kong - 0.80%
Bank of East Asia, Ltd.	569,000	3,194,749
BOC Hong Kong Holdings, Ltd.	906,500	2,154,137
CLP Holdings, Ltd.	636,596	4,270,407
Hong Kong Electric Holdings, Ltd.	471,646	2,382,721

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hong Kong Exchange & Clearing, Ltd.	38,000	$537,525

		12,539,539

Ireland - 1.24%
Allied Irish Banks PLC	59,937	1,637,654
Anglo Irish Bank Corp. PLC	115,091	2,365,080
Bank of Ireland	98,293	1,985,336
C&C Group PLC	53,922	727,541
CRH PLC	127,946	6,336,135
DCC PLC, Dublin	24,982	842,672
Depfa Bank PLC (a)	265,633	4,704,507
Kerry Group PLC	32,884	920,271

		19,519,196

Italy - 3.65%
Benetton Group SpA	44,477	778,091
Enel SpA	841,796	9,076,081
Eni SpA	1,127,490	41,003,960
Fiat SpA (a)	180,536	5,386,752
Italcementi SpA	48,474	971,876

		57,216,760
Japan - 21.64%
Acom Company, Ltd. (a)	38,270	1,370,718
Aderans Company, Ltd. (a)	18,935	398,171
Alps Electric Company, Ltd. (a)	87,454	873,087
Astellas Pharmaceuticals, Inc.	58,626	2,546,375
Canon, Inc. (a)	238,600	13,978,996
Chubu Electric Power Company, Inc.	152,201	4,033,040
Cosmo Oil Company, Ltd.	123,000	677,768
Daiei, Inc. * (a)	86,742	915,182
Daiichi Sankyo Company, Ltd.	166,069	4,400,516
Daikyo, Inc.	321,112	1,454,573
Eisai Company, Ltd.	49,420	2,154,529
Elpida Memory, Inc. * (a)	14,000	616,020
Fuji Heavy Industries, Ltd.	307,884	1,471,995
Fuji Photo Film Company, Ltd.	94,500	4,219,400
Haseko Corp. *	812,653	2,403,617
Hokkaido Electric Power Company, Inc.	69,701	1,510,880
Honda Motor Company, Ltd. (a)	784,588	28,610,235
Isuzu Motors, Ltd. (a)	569,458	3,082,516
Itochu Corp.	844,953	9,777,504
Japan Real Estate Investment Corp.	122	1,433,491
Japan Tobacco, Inc.	883	4,350,423
JFE Holdings, Inc.	96,600	6,003,987
Kansai Electric Power Company, Ltd.	156,800	3,703,837
Kao Corp.	103,950	2,687,091
Kawasaki Kisen Kaisha, Ltd. (a)	586,000	7,156,128
Konami Corp.	57,477	1,315,769
Konica Minolta Holdings, Inc.	117,500	1,731,960
Kyocera Corp.	27,400	2,917,515
Kyushu Electric Power Company, Inc.	86,120	2,254,103
Marubeni Corp.	921,176	7,576,627
Marui Company, Ltd. (a)	56,190	708,038

The accompanying notes are an integral part of the financial statements.          206

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mazda Motor Corp.	124,512	$709,306
Mitsubishi Corp.	560,005	14,657,560
Mitsubishi Estate Company, Ltd.	136,596	3,708,088
Mitsubishi Heavy Industries, Ltd.	374,000	2,397,261
Mitsui & Company, Ltd.	389,440	7,747,459
Mitsui Fudosan Company, Ltd.	93,000	2,607,512
Mitsui O.S.K. Lines, Ltd. (a)	417,000	5,656,643
Mitsui Trust Holdings, Inc.	634,447	5,521,625
Mitsumi Electric Company, Ltd.	66,200	2,371,087
Murata Manufacturing Company, Ltd.	29,800	2,243,361
NGK INSULATORS, LTD.	71,000	1,743,284
Nikon Corp.	56,773	1,582,587
Nintendo Company, Ltd.	31,000	11,329,363
Nippon Building Fund, Inc. (a)	195	2,702,078
Nippon Oil Corp.	681,000	6,324,104
Nippon Steel Corp. (a)	1,381,000	9,713,610
Nippon Telegraph & Telephone Corp.	1,419	6,289,802
Nippon Yakin Kogyo Company, Ltd. (a)	178,000	2,081,390
Nippon Yusen Kabushiki Kaisha	496,000	4,545,813
Nissan Motor Company, Ltd. (a)	1,181,600	12,648,544
Nomura Research Institute, Ltd.	25,500	750,091
NTT Data Corp. (a)	224	1,061,869
NTT DoCoMo, Inc.	5,389	8,515,498
Osaka Gas Company, Ltd.	1,150,880	4,271,326
Pacific Metals Company, Ltd.	209,000	3,497,306
Pioneer Electronic Corp. (a)	75,800	1,030,077
Resona Holdings, Inc. (a)	2,875	6,872,696
Ricoh Company, Ltd.	306,000	7,066,975
SEGA SAMMY HOLDINGS, INC. (a)	55,000	889,145
Seven & I Holdings Company, Ltd.	126,900	3,619,691
Shin-Etsu Chemical Company, Ltd.	20,900	1,492,071
Shinko Securities Company, Ltd.	159,000	822,025
Showa Shell Sekiyu K.K. (a)	45,800	567,466
SOFTBANK Corp. (a)	81,000	1,745,958
Sojitz Holdings Corp. *	733,700	3,281,896
Sumco Corp. (a)	59,000	2,959,442
Sumitomo Corp.	336,404	6,133,536
Sumitomo Realty &
Development Company, Ltd.	10,000	325,757
Taisho Pharmaceuticals Company, Ltd. (a)	37,210	737,235
Takeda Pharmaceutical Company, Ltd.	351,111	22,647,734
Takefuji Corp. (a)	52,370	1,756,913
The Tokyo Electric Power Company, Ltd.	172,361	5,530,972
Tohoku Electric Power Company, Inc.	31,300	701,305
Tokyo Electron, Ltd.	37,600	2,766,565
Tokyo Gas Company, Ltd.	569,603	2,695,581
Tokyo Steel Manufacturing Company, Ltd. (a)	77,800	1,219,280
TonenGeneral Sekiyu K.K. (a)	128,867	1,256,246
Toyo Tire & Rubber Company, Ltd. (a)	84,188	437,296
Toyota Motor Corp.	190,000	12,009,238

		339,575,758

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Netherlands - 8.23%
ABN AMRO Holdings NV	613,871	$28,258,887
Aegon NV	415,398	8,221,788
Akzo Nobel NV	37,329	3,227,867
CSM NV	29,490	1,046,562
DSM NV	34,787	1,718,958
Heineken Holding NV	28,901	1,498,439
Heineken NV	143,072	8,412,109
ING Groep NV	634,292	28,118,456
Koninklijke (Royal) KPN NV	102,824	1,712,640
Koninklijke Ahold NV *	255,661	3,224,831
Mittal Steel Company NV (a)	312,147	19,652,881
Oce N.V. (a)	40,496	790,569
Reed Elsevier NV (a)	272,152	5,202,616
Royal Dutch Shell PLC, A Shares	323,109	13,187,819
Stork NV	8,499	551,531
TNT Post Group NV	71,805	3,245,278
Wereldhave NV (a)	7,327	1,024,848

		129,096,079

Norway - 0.19%
Statoil ASA (a)	64,182	1,997,591
Yara International ASA (a)	32,325	975,924

		2,973,515

Singapore - 2.26%
Capitaland, Ltd. *	199,000	1,053,461
City Developments, Ltd.	210,000	2,374,355
Cosco Corp. Singapore, Ltd.	821,400	2,007,735
DBS Group Holdings, Ltd.	456,769	6,806,309
Keppel Corp., Ltd. *	350,000	2,859,290
Keppel Land, Ltd. (a)	328,462	1,878,336
K-REIT Asia *	51,292	95,873
Neptune Orient Lines, Ltd. (a)	648,512	2,246,333
Oversea-Chinese Banking Corp., Ltd.	518,000	3,097,641
SembCorp Industries, Ltd.	469,198	1,747,878
SembCorp Marine, Ltd. (a)	381,733	1,222,464
Singapore Exchange, Ltd.	322,000	2,062,349
Singapore Telecommunications, Ltd.	1,706,210	3,791,330
United Overseas Bank, Ltd. (a)	291,000	4,184,040

		35,427,394

Spain - 1.80%
ACS Actividades SA (a)	29,591	1,893,063
Banco Popular Espanol SA (a)	130,468	2,437,658
Gas Natural SDG SA (a)	33,169	2,023,758
Iberdrola SA (a)	112,517	6,317,437
Repsol SA (a)	205,895	8,142,026
Sacyr Vallehermoso SA (a)	27,998	1,352,449
Telefonica SA	272,648	6,096,754

		28,263,145

Sweden - 2.38%
Electrolux AB - Series B	134,927	3,211,727
Hennes & Mauritz AB - B shares (a)	94,150	5,588,985
Nordea Bank AB	223,000	3,500,785

The accompanying notes are an integral part of the financial statements.          207

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Sandvik AB *	159,000	$3,227,483
Scania AB - Series B * (a)	174,000	4,268,847
Skandinaviska Enskilda Banken AB - Series A	105,000	3,404,038
Svenska Handelsbanken AB - Series A	59,400	1,669,819
Swedbank AB - A shares	68,400	2,487,182
Tele2 AB - Series B	64,580	1,058,611
Teliasonera AB	315,000	2,323,026
Volvo AB - Series B *	330,000	6,602,169

		37,342,672

Switzerland - 3.63%
Credit Suisse Group AG	41,715	2,976,722
Geberit AG, ADR	11,950	2,040,315
Nestle SA	10,000	3,806,879
Novartis AG	327,193	18,443,197
Swatch Group AG - BR shares (a)	8,398	2,394,332
Swiss Re	80,067	7,319,253
Unaxis Holding AG *	3,395	1,805,526
Zurich Financial Services AG	58,628	18,164,095

		56,950,319

United Kingdom - 20.37%
3i Group PLC	209,451	4,894,972
Alliance & Leicester PLC	81,586	1,810,142
Arriva PLC	92,674	1,282,770
AstraZeneca Group PLC	328,217	17,665,403
Aviva PLC	438,942	6,546,813
Barratt Developments PLC	194,835	3,881,129
BBA Aviation PLC	257,859	1,410,876
Berkeley Group Holdings PLC *	30,884	1,103,416
BG Group PLC	326,969	5,388,352
BT Group PLC	2,445,459	16,311,498
Capita Group PLC	71,880	1,046,855
Centrica PLC	960,455	7,485,311
Compass Group PLC	342,065	2,372,535
Dixons Group PLC	666,160	2,120,788
FirstGroup PLC	110,208	1,476,833
George Wimpey PLC	262,866	2,652,432
GlaxoSmithKline PLC	1,671,208	43,750,480
HBOS PLC	274,075	5,418,360
Home Retail Group	282,005	2,596,637
IMI PLC	74,896	894,710
Imperial Chemical Industries PLC	246,287	3,073,079
Imperial Tobacco Group PLC	156,254	7,231,369
J Sainsbury PLC	346,054	4,057,609
Kingfisher PLC	619,364	2,814,207
Michael Page International PLC	139,606	1,471,698
National Grid PLC, ADR	407,977	6,039,957
Next Group PLC	114,875	4,629,640
Old Mutual PLC	1,202,864	4,075,566
Reckitt Benckiser PLC	107,304	5,887,285
Rio Tinto PLC	240,228	18,442,674
Royal & Sun Alliance PLC	955,879	2,790,023

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Royal Bank of Scotland Group PLC	2,234,919	$28,379,668
Royal Dutch Shell PLC, A Shares	294,518	12,017,236
Royal Dutch Shell PLC, B Shares	242,381	10,128,139
Scottish & Newcastle PLC	139,942	1,798,080
Scottish & Southern Energy PLC	169,717	4,933,277
Taylor Woodrow PLC	473,849	3,429,163
Tesco PLC	776,082	6,515,457
Tomkins PLC	253,553	1,322,464
Travis Perkins PLC	19,044	725,861
Unilever PLC	90,514	2,932,446
United Utilities PLC (a)	150,748	2,145,585
Vodafone Group PLC	13,408,014	45,133,418
William Morrison Supermarket PLC	715,094	4,339,405
Wolseley PLC	75,465	1,819,667
Xstrata PLC	57,708	3,457,905

		319,701,190

TOTAL COMMON STOCKS (Cost $1,141,542,279)		$1,486,440,520

PREFERRED STOCKS - 0.44%

Germany - 0.38%
Porsche AG	1,532	2,738,111
Volkswagen AG	30,297	3,160,067

		5,898,178

Italy - 0.06%
Unipol SpA	292,341	1,004,874

TOTAL PREFERRED STOCKS (Cost $3,894,331)		$6,903,052

RIGHTS - 0.00%

Italy - 0.00%
Unipol SpA (Expiration Date 07/03/2007,
strike price EUR 2.308)	292,341	0

TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 13.87%
John Hancock Cash Investment Trust (c)	$217,778,202	$217,778,202

TOTAL SHORT TERM INVESTMENTS
(Cost $217,778,202)		$217,778,202

REPURCHASE AGREEMENTS - 3.77%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$59,138,661 on 07/02/2007,
collateralized by $60,375,000
Federal National Mortgage
Association, 5.125% due
01/02/2014 (valued at
$60,299,531, including interest)	$59,116,000	$59,116,000

TOTAL REPURCHASE AGREEMENTS
(Cost $59,116,000)		$59,116,000

Total Investments (International Core Trust)
(Cost $1,422,330,812) - 112.79%		$1,770,237,774
Liabilities in Excess of Other Assets - (12.79)%		(200,782,547)

TOTAL NET ASSETS - 100.00%		$1,569,455,227

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	12.07%

International Oil	9.66%

Automobiles	7.96%

Insurance	7.21%

Telecommunications Equipment & Services	6.53%

The accompanying notes are an integral part of the financial statements.          208

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 92.78%

Australia - 4.02%
CSL, Ltd. (a)	120,988	$9,039,787
Macquarie Bank, Ltd. (a)	264,248	19,070,579
Macquarie Infrastructure Group, Ltd. (a)	2,073,740	6,338,552

		34,448,918

Austria - 1.46%
Erste Bank der Oesterreichischen
Sparkassen AG (a)	160,491	12,541,207

Bermuda - 1.53%
Esprit Holdings, Ltd.	1,032,000	13,093,365

Brazil - 4.42%
Gafisa SA	329,791	5,157,521
Gol-Linhas Aereas Inteligentes SA (a)	125,586	4,143,082
JHSF Participacoes SA *	584,500	3,405,119
Petroleo Brasileiro SA, ADR	74,049	8,979,922
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	143,443	16,190,411

		37,876,055

Canada - 4.27%
Canadian National Railway Company (a)	154,030	7,844,748
Research In Motion, Ltd. *	99,656	19,930,203
Shoppers Drug Mart Corp.	191,599	8,888,623

		36,663,574

France - 11.28%
Accor SA	279,759	24,856,641
AXA Group SA (a)	411,149	17,792,859
Compagnie de Saint-Gobain SA (a)	115,601	13,029,634
Electricite de France (a)	84,328	9,152,505
JC Decaux SA (a)	394,136	12,538,017
Veolia Environnement SA (a)	247,134	19,388,575

		96,758,231

Germany - 7.29%
Beiersdorf AG	66,392	4,742,850
Continental AG	235,079	33,192,619
DaimlerChrysler AG	213,216	19,771,582
Linde AG	38,605	4,658,141

International Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Germany (continued)
MTU Aero Engines Holding AG	2,520	$164,349

		62,529,541

Hong Kong - 7.87%
China Merchants Holdings International
Company, Ltd.	1,882,000	9,098,532
China Mobile, Ltd.	2,700,500	29,046,919
CNOOC, Ltd.	9,645,000	10,929,388
Melco PBL Entertainment Macau, Ltd., ADR * (a)	872,410	10,957,470
Shangri-La Asia, Ltd.	3,081,222	7,448,086

		67,480,395

India - 1.00%
ICICI Bank, Ltd., SADR (a)	174,940	8,598,301

Japan - 10.04%
Chugai Pharmaceutical Company, Ltd. (a)	680,100	12,207,135
Daikin Industries, Ltd. (a)	247,375	9,000,557
Fujitsu, Ltd.	289,000	2,126,429
Marubeni Corp.	1,817,000	14,944,735
Mitsui Trust Holdings, Inc.	1,118,000	9,730,011
Mizuho Financial Group, Inc.	658	4,548,227
Nippon Electric Glass Company, Ltd. (a)	288,695	5,088,219
Toyota Motor Corp.	279,765	17,682,971
Yamada Denki Company, Ltd. (a)	103,272	10,778,683

		86,106,967

Mexico - 5.74%
America Movil SA de CV, Series L, ADR	214,421	13,279,092
Cemex SA, SADR *	258,987	9,556,620
Fomento Economico Mexicano SA de CV,
SADR	241,434	9,493,185
Grupo Televisa SA, SADR *	611,426	16,881,472

		49,210,369

Netherlands - 1.10%
Heineken NV	160,807	9,454,862

Singapore - 1.36%
Capitaland, Ltd. * (a)	2,198,413	11,637,896

South Korea - 1.31%
POSCO	12,110	5,813,482
Samsung Electronics Company, Ltd.	8,830	5,409,731

		11,223,213

Switzerland - 14.54%
ABB, Ltd.	490,393	11,137,101
Actelion Ltd * (a)	114,621	5,117,260
Holcim, Ltd. (a)	214,263	23,244,936
Lonza Group AG	146,748	13,498,754
Nestle SA	34,695	13,207,965
Roche Holdings AG	74,383	13,210,411
Swiss Re	133,663	12,218,683
Syngenta AG *	86,903	16,981,617
UBS AG	266,683	16,034,531

		124,651,258

The accompanying notes are an integral part of the financial statements.          209

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom - 13.01%
Amdocs, Ltd. *	126,028	$5,018,435
British Sky Broadcasting Group PLC	1,639,124	21,044,257
Man Group PLC	1,042,044	12,730,491
Northern Rock PLC	431,360	7,511,063
Reckitt Benckiser PLC	230,121	12,625,698
Rio Tinto PLC	242,021	18,580,325
Tesco PLC	4,058,669	34,073,827

		111,584,096

United States - 2.54%
Schlumberger, Ltd.	256,427	21,780,909

TOTAL COMMON STOCKS (Cost $695,628,225)		$795,639,157

SHORT TERM INVESTMENTS - 19.65%
John Hancock Cash Investment Trust (c)	$168,471,786	$168,471,786

TOTAL SHORT TERM INVESTMENTS
(Cost $168,471,786)		$168,471,786

REPURCHASE AGREEMENTS - 6.62%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$56,808,768 on 07/02/2007,
collateralized by $5,000 Federal
Home Loan Bank, 5.75% due
06/12/2026 (valued at $5,075,
including interest) and $1,405,000
Federal National Mortgage
Association, 5.80% due
02/09/2026 (valued at $1,394,463,
including interest) and
$57,530,000 Federal National
Mortgage Association, 6.08% due
12/06/2021 (valued at
$56,523,225, including interest)	$56,786,999	$56,786,999

TOTAL REPURCHASE AGREEMENTS
(Cost $56,786,999)		$56,786,999

Total Investments (International Opportunities Trust)
(Cost $920,887,010) - 119.05%		$1,020,897,942
Liabilities in Excess of Other Assets - (19.05)%		(163,385,772)

TOTAL NET ASSETS - 100.00%		$857,512,170

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	7.45%

Financial Services	5.02%

Retail Grocery	5.01%

Cellular Communications	4.94%

Broadcasting	4.42%

International Small Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 91.85%

Australia - 5.20%
Billabong International, Ltd.	410,076	$6,249,741
Downer EDI, Ltd.	1,861,465	11,632,309
Iluka Resources, Ltd. (a)	907,025	4,743,875
PaperlinX, Ltd.	3,503,799	11,066,630

		33,692,555

Belgium - 1.05%
Barco NV	73,355	6,811,156

Bermuda - 6.26%
Bio-Treat Technology, Ltd.	9,066,000	5,184,465
Giordano International, Ltd.	8,686,017	4,288,129
Ngai Lik Industrial Holdings, Ltd.	20,564,201	2,288,184
People’s Food Holdings, Ltd.	12,229,370	14,946,031
Texwinca Holdings, Ltd.	11,845,324	9,801,919
Yue Yuen Industrial Holdings, Ltd.	1,292,553	4,008,852

		40,517,580

Brazil - 0.76%
Companhia de Saneamento de Minas Gerais *	329,500	4,948,216

Canada - 9.37%
Abitibi-Consolidated, Inc. *	2,036,300	5,954,486
ATS Automation Tooling Systems, Inc. *	452,500	3,739,810
Dorel Industries, Inc., Class B	251,200	8,623,301
GSI Group, Inc. *	583,548	5,712,935
MDS, Inc.	451,384	9,209,753
North West Company	464,604	8,256,326
Open Text Corp. *	359,702	7,893,794
Quebecor World, Inc.	433,159	5,306,814
Saxon Energy Services, Inc. *	1,039,000	6,008,039

		60,705,258

Cayman Islands - 0.78%
Chitaly Holdings, Ltd.	6,728,000	1,316,550
TCL Communication Technology
Holdings, Ltd. *	93,375,008	3,702,135

		5,018,685

China - 2.99%
BYD Company, Ltd., H Shares	932,246	5,365,410
China Oilfield Services, Ltd., H Shares	3,457,315	3,493,220
Sinotrans, Ltd., H Shares	22,156,000	10,484,627

		19,343,257

Denmark - 0.50%
Vestas Wind Systems AS *	49,145	3,249,876

Finland - 3.60%
Amer Sport Oyj, A Shares (a)	468,200	11,589,924
Elcoteq SE	326,330	2,757,388
Huhtamaki Oyj	533,318	8,955,063

		23,302,375

Germany - 2.41%
Jenoptik AG *	1,004,361	10,007,328
Vossloh AG	47,400	5,561,717

		15,569,045

The accompanying notes are an integral part of the financial statements.          210

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong - 4.69%
AAC Acoustic Technology Holdings, Inc. *	4,004,000	$4,511,593
Dah Sing Financial Group	628,929	5,308,911
Fountain Set Holdings, Ltd.	16,101,998	6,198,779
Lerado Group Holdings Company, Ltd.	13,967,612	1,750,685
Travelsky Technology, Ltd., Class H	3,598,604	3,079,074
Weiqiao Textile Company, Ltd.	4,243,746	9,520,042

		30,369,084

Indonesia - 0.66%
Astra International Tbk PT	2,284,706	4,273,551

Japan - 4.53%
Meitec Corp. (a)	164,466	4,704,550
Nichii Gakkan Company, Ltd. (a)	508,900	8,156,916
Sohgo Security Services Company, Ltd.	538,886	9,432,306
Takuma Company, Ltd. (a)	1,140,000	7,057,737

		29,351,509

Luxembourg - 0.51%
Thiel Logistik AG * (a)	816,376	3,322,137

Netherlands - 6.03%
Draka Holding NV	83,926	4,254,893
Imtech NV	41,469	3,602,675
OPG Groep NV	380,316	13,877,406
SBM Offshore NV	111,178	4,253,693
Vedior NV	435,600	13,079,684

		39,068,351

Philippines - 0.06%
First Gen Corp. *	260,000	382,022

Singapore - 2.35%
Cerebos Pacific, Ltd.	317,209	837,543
Huan Hsin Holdings, Ltd.	2,450,627	1,041,048
Osim International, Ltd. (a)	5,422,237	2,516,037
Venture Corp., Ltd.	1,057,000	10,845,631

		15,240,259

South Korea - 7.70%
Daeduck Electronics Company, Ltd.	513,650	4,308,911
Daegu Bank	303,370	5,319,688
Halla Climate Control Company, Ltd.	788,730	9,561,916
Intops Company, Ltd.	54,000	2,332,197
People & Telecommunication, Inc.	67,550	1,016,339
Pusan Bank	880,760	12,727,333
Sindo Ricoh Company, Ltd.	87,910	5,766,462
Youngone Corp.	1,035,230	8,841,224

		49,874,070

Sweden - 1.00%
D. Carnegie & Company AB	367,065	6,445,849

Switzerland - 1.47%
Verwaltungs-und Privat-Bank AG	36,437	9,495,468

Taiwan - 12.19%
Acbel Polytech, Inc.	6,720,326	4,125,796
BenQ Corp. *	5,171,000	1,966,370

International Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
D-Link Corp.	9,912,320	$23,615,179
Fu Sheng Industrial Company, Ltd. *	5,410,496	6,147,540
Giant Manufacturing Company, Ltd.	985,000	1,814,157
KYE System Corp.	4,251,958	6,727,288
Pihsiang Machinery Manufacturing Company, Ltd.	3,527,000	9,232,251
Simplo Technology Company, Ltd.	1,762,000	10,117,776
Ta Chong Bank, Ltd.	21,834,000	7,302,453
Taiwan Fu Hsing Industrial Company, Ltd.	2,863,310	2,584,325
Test-Rite International Company, Ltd.	8,205,171	5,325,592

		78,958,727

Thailand - 4.05%
Bank of Ayudhya PLC	11,406,200	8,094,190
Glow Energy PCL	9,359,024	8,267,929
Total Access Communication PCL *	7,632,805	9,846,318

		26,208,437

United Kingdom - 12.47%
Bodycote International PLC	1,422,292	7,803,472
Burberry Group PLC	505,201	6,962,461
Fiberweb PLC	864,600	2,736,065
FKI PLC	5,400,490	13,704,573
Future PLC	7,431,290	6,559,318
Game Group PLC	6,699,845	22,478,777
iSOFT Group PLC * (a)	1,767,134	1,728,168
John Wood Group PLC	885,875	6,015,517
Yule Catto & Company PLC	2,795,722	12,787,058

		80,775,409

United States - 1.22%
Steiner Leisure, Ltd. *	161,154	7,915,884

TOTAL COMMON STOCKS (Cost $427,291,542)		$594,838,760

RIGHTS - 0.00%

China - 0.00%
BYD Company, Ltd., H Shares	310,749	0

TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 5.03%
John Hancock Cash Investment Trust	$10,152,300	$10,152,300
Paribas Corp. Time Deposit
5.34% due 07/02/2007	22,410,000	22,410,000

TOTAL SHORT TERM INVESTMENTS
(Cost $32,562,300)		$32,562,300

The accompanying notes are an integral part of the financial statements.          211

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Cap Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$167,064 on 07/02/2007,
collateralized by $175,000 Federal
National Mortgage Association,
5.125% due 01/02/2014 (valued at
$174,781, including interest)	$167,000	$167,000

TOTAL REPURCHASE AGREEMENTS
(Cost $167,000)		$167,000

Total Investments (International Small Cap Trust)
(Cost $460,020,842) - 96.91%		$627,568,060
Other Assets in Excess of Liabilities - 3.09%		20,040,362

TOTAL NET ASSETS - 100.00%		$647,608,422

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Apparel & Textiles	7.77%

Banking	6.63%

Computers & Business Equipment	6.18%

Software	4.46%

Electronics	4.25%

International Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.50%

Australia - 7.70%
ABB Grain, Ltd. (a)	24,115	$186,318
Adelaide Bank, Ltd. (a)	18,448	238,708
Adelaide Brighton, Ltd.	109,968	342,662
Alesco Corp., Ltd. (a)	17,690	208,023
Allegiance Mining NL *	100,467	67,815
Amadeus Energy, Ltd. *	46,414	34,285
Amalgamated Holdings, Ltd.	7,136	39,079
Ansell, Ltd.	23,799	246,520
APA Group (a)	70,922	252,909
Aquila Resources, Ltd. *	15,222	77,545
ARB Corp., Ltd. (a)	16,596	60,591
ARC Energy, Ltd. *	36,597	47,852
Ausdrill, Ltd.	40,234	88,476
Auspine, Ltd.	12,922	67,694
Austal, Ltd.	38,731	123,317
Austar United Communications, Ltd. *	94,934	133,802
Austereo Group, Ltd.	66,947	110,841
Australian Agricultural Company, Ltd.	56,610	141,791
Australian Infrastructure Fund	59,785	167,002
Australian Worldwide Exploration, Ltd. * (a)	75,123	232,171
AVJennings, Ltd.	46,839	51,302

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Babcock & Brown Environmental
Investments, Ltd. *	19,027	$12,116
Bank of Queensland, Ltd. (a)	16,419	242,008
Beach Petroleum, Ltd.	119,346	144,903
Bendigo Mining, Ltd. * (a)	69,546	19,191
Blackmores, Ltd.	1,048	18,294
Bolnisi Gold NL *	54,549	122,271
Boom Logistics, Ltd.	25,797	74,032
Bradken, Ltd.	11,400	103,567
Cabcharge Australia, Ltd. (a)	18,829	198,396
Campbell Brothers, Ltd. (a)	10,176	250,558
Candle Australia, Ltd.	16,085	45,068
Cardno, Ltd. (a)	2,312	14,330
CBH Resources, Ltd. *	158,056	72,467
Cellestis, Ltd. *	15,855	43,885
Chandler Macleod, Ltd.	22,213	20,934
Citigold Corp., Ltd. *	163,943	66,814
City Pacific, Ltd.	14,564	48,226
Clinuvel Pharmaceuticals, Ltd. *	69,980	54,663
Coates Hire, Ltd. (a)	23,369	115,279
Commander Communications, Ltd. (a)	51,265	51,579
Compass Resources NL * (a)	15,577	55,415
ConnectEast Group * (a)	186,347	251,566
Consolidated Rutile, Ltd.	71,020	39,496
Corporate Express Australia, Ltd.	17,731	103,575
Count Financial, Ltd.	25,369	68,927
Crane Group, Ltd.	16,065	230,107
David Jones, Ltd.	96,381	455,806
Devine, Ltd.	28,210	33,293
Downer EDI, Ltd.	22,616	141,328
Duet Group (a)	53,333	154,843
Energy Developments, Ltd.	25,553	97,631
Envestra, Ltd. (a)	191,445	187,741
Equigold NL	27,470	43,148
ERG, Ltd. * (a)	153,745	17,622
Felix Resources, Ltd.	11,202	48,506
FKP Property Group, Ltd. (a)	36,747	227,760
Fleetwood Corp., Ltd.	8,292	61,251
Flight Centre, Ltd.	5,565	90,719
Forest Enterprises Australia, Ltd.	103,275	61,818
Funtastic, Ltd.	29,541	46,401
Futuris Corp., Ltd. (a)	114,983	271,401
Gindalbie Metals, Ltd. * (a)	113,603	98,866
GrainCorp., Ltd. (a)	3,922	46,620
Grange Resources Corp., Ltd. *	7,033	11,913
GRD, Ltd.	27,036	64,733
Great Southern Plantations, Ltd. (a)	44,803	114,120
GUD Holdings, Ltd.	13,446	104,802
Gunns, Ltd.	87,525	243,004
GWA International, Ltd.	40,169	150,746
Healthscope, Ltd. (a)	27,410	121,715
Herald Resources, Ltd. *	37,212	44,233

The accompanying notes are an integral part of the financial statements.          212

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Heron Resources, Ltd. *	57,417	$52,650
Hills Industries, Ltd.	39,257	177,655
Home Building Society, Ltd.	3,294	39,714
Housewares International, Ltd.	26,318	67,036
IBA Health, Ltd. (a)	86,371	81,400
IBT Education, Ltd.	26,000	41,833
Incitec Pivot, Ltd. (a)	9,456	639,881
Independence Group NL	20,656	121,889
Indophil Resources NL *	85,202	82,830
Infomedia, Ltd.	86,555	45,563
Invocare, Ltd.	25,259	133,181
IOOF Holdings, Ltd. (a)	13,914	120,381
Iress Market Technology, Ltd.	19,452	152,605
IWL, Ltd. (a)	11,971	63,017
JB Hi-Fi, Ltd. (a)	21,677	199,140
Jubilee Mines NL	15,147	205,126
Just Group, Ltd.	47,100	175,957
Kagara Zinc, Ltd. (a)	9,345	50,621
Kingsgate Consolidated, Ltd.	11,718	55,218
MacArthur Coal, Ltd.	23,956	137,701
Macmahon Holdings, Ltd.	75,611	82,815
McGuigan Simeon Wines, Ltd. * (a)	16,663	30,418
McPherson’s, Ltd.	12,170	35,132
Metabolic Pharmaceuticals, Ltd. *	61,498	6,788
MFS Living & Leisure Group	26,000	21,413
Mincor Resources NL (a)	57,399	229,053
Mineral Deposits, Ltd. * (a)	39,608	44,727
Mitchell Communication Group, Ltd. *	52,110	54,199
Monadelphous Group, Ltd.	9,154	113,241
Mortgage Choice, Ltd.	20,900	56,075
Mount Gibson Iron, Ltd. *	64,184	73,024
MYOB, Ltd.	26,268	28,994
National Hire Group, Ltd.	32,653	45,467
New Hope Corp., Ltd.	61,975	116,290
Oakton, Ltd.	15,761	75,340
OceanaGold Corp. * (a)	14,600	47,105
Pacific Brands, Ltd. (a)	40,700	119,219
Paladin Resources, Ltd. *	0	1
Pan Australian Resources, Ltd. * (a)	123,891	65,218
PaperlinX, Ltd.	100,321	316,860
Peet & Company, Ltd.	16,000	55,969
Peptech, Ltd. *	37,842	46,267
Perilya, Ltd.	44,573	165,381
Perseverance Corp., Ltd. *	132,299	34,260
Petsec Energy, Ltd. * (a)	36,299	45,151
Pharmaxis, Ltd. *	25,612	71,761
Photon Group, Ltd.	2,175	11,357
PMP, Ltd. *	46,636	70,085
Port Bouvard, Ltd.	24,303	46,427
Primary Health Care, Ltd.	18,621	200,789
Primelife Corp., Ltd. *	34,348	34,267
Programmed Maintenance Services, Ltd.	13,573	71,104

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
RCR Tomlinson, Ltd. (a)	26,425	$49,359
Redflex Holdings, Ltd. *	8,100	20,976
Resolute Mining, Ltd. * (a)	32,190	39,630
Ridley Corp., Ltd.	36,295	35,747
Roc Oil Company, Ltd. * (a)	62,957	175,862
Rubicon Resources, Ltd. *	7,980	982
SAI Global, Ltd.	16,550	53,537
Sally Malay Mining, Ltd. * (a)	47,417	166,674
Select Harvests, Ltd.	8,203	80,791
ServCorp, Ltd.	14,294	57,041
Silex Systems, Ltd. *	13,874	147,129
Sino Gold, Ltd. * (a)	12,685	60,636
Sino Strategic International, Ltd. *	11,948	22,926
Skilled Group, Ltd.	12,989	57,899
Smorgon Steel Group, Ltd.	80,017	182,075
SMS Management & Technology, Ltd.	17,762	87,469
Southern Cross Broadcasting Australia, Ltd.	3,175	43,132
SP Telemedia, Ltd.	65,209	48,168
Specialty Fashion Group, Ltd.	51,249	80,064
Spotless Group, Ltd.	34,816	143,368
St. Barbara, Ltd. * (a)	100,515	41,818
Straits Resources, Ltd. (a)	31,496	122,744
STW Communications Group, Ltd. (a)	36,346	91,344
Sunland Group, Ltd. (a)	71,238	246,777
Tassal Group, Ltd. (a)	26,057	73,451
Ten Network Holdings, Ltd. (a)	71,632	164,820
Thakral Holdings Group	138,389	129,837
TimberCorp., Ltd.	38,496	68,639
Transfield Services, Ltd. (a)	33,192	313,098
Troy Resources NL	9,700	19,848
Village Roadshow Company, Ltd. *	16,056	44,987
Vision Group Holdings, Ltd. (a)	14,184	34,322
Wattyl, Ltd.	12,746	34,739
Western Areas NL * (a)	30,734	126,037
WHK Group, Ltd.	27,291	59,551

		16,509,462

Austria - 0.48%
Andritz AG, ADR	2,908	192,603
BWT AG (a)	1,062	69,434
Intercell AG * (a)	5,516	178,977
Mayr-Melnhof Karton AG	455	103,454
Palfinger AG	3,704	204,812
RHI AG *	4,496	245,748
Wolford AG *	866	43,026

		1,038,054

Belgium - 1.34%
Ackermans & Van Haaren NV	566	54,903
Arinso International NV *	1,589	53,320
Banque Nationale de Belgique	19	91,189
Barco NV	2,370	220,059
Bekaert SA	2,800	412,047

The accompanying notes are an integral part of the financial statements.          213

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
CFE (CIE Francois D’enter)	43	$77,899
Compagnie Maritime Belge SA	1,318	92,711
Deceuninck NV	2,341	71,464
Duvel Moortgat SA	903	50,957
Elia System Operator SA/NV	872	35,438
Euronav NV	4,100	149,495
Exmar NV	1,782	58,061
Icos Vision Systems NV *	912	43,894
Ion Beam Applications SA *	2,557	83,623
Kinepolis Group NV	908	57,549
Melexis NV	5,118	92,511
Nord-Sumatra Investissements SA	48	33,745
Omega Pharma SA	3,831	332,668
Option NV *	4,632	92,117
Roularta Media Group NV (a)	1,549	138,215
SA D’Ieteren Trading NV	641	286,541
Tessenderlo Chemie NV	4,697	288,232
Van De Velde NV	967	50,058

		2,866,696

Bermuda - 0.34%
Cafe de Coral Holdings, Ltd.	56,000	106,144
China Oriental Group Company, Ltd.	561,807	231,368
Giordano International, Ltd.	200,000	98,736
Smartone Telecommunications Holdings, Ltd.	48,000	55,497
South China Morning Post, Ltd.	132,000	53,517
Texwinca Holdings, Ltd.	218,000	180,394

		725,656

Canada - 7.30%
Aastra Technologies, Ltd. *	4,600	166,129
Abitibi-Consolidated, Inc. *	29,800	87,140
AEterna Zentaris, Inc. *	7,500	25,880
Alberta Clipper Energy, Inc. *	7,700	22,588
Amerigo Resources, Ltd.	13,600	35,549
Anderson Energy, Ltd. *	3,100	13,408
Angiotech Pharmaceuticals, Inc. *	9,100	65,113
Antrim Energy, Inc. *	17,800	113,305
Arawak Energy Corp. *	13,900	32,282
Aspreva Pharmaceuticals Corp. *	1,900	32,335
Astral Media, Inc.	1,100	43,698
Atrium Innovations, Inc. *	1,559	31,266
ATS Automation Tooling Systems, Inc. *	5,300	43,803
AUR Resources, Inc.	6,900	205,660
Axcan Pharma, Inc. *	6,900	133,971
Axia NetMedia Corp. *	1,300	7,456
Ballard Power Systems, Inc. *	24,100	128,709
Birchcliff Energy, Ltd. *	6,500	27,808
Boralex, Inc., Class A *	2,500	35,894
Bow Valley Energy, Ltd. *	1,300	7,456
Breaker Energy, Ltd., Class A *	800	4,671
Breakwater Resources, Ltd. *	63,500	164,191
Calfrac Well Services, Ltd.	3,700	72,918

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Calvalley Petroleums, Inc., Class A *	1,023	$7,022
Canada Bread Company, Ltd.	400	22,585
Canadian Hydro Developers, Inc. *	20,200	117,567
Canadian Superior Energy, Inc. *	10,500	34,752
Canadian Western Bank	10,566	280,555
Canam Group, Inc., Class A	9,500	93,790
Canfor Corp. *	9,300	117,786
Cangene Corp. *	3,500	25,932
CanWest Global Communications Corp. *	13,650	119,873
Cardiome Pharma Corp. *	8,800	80,756
Carpathian Gold, Inc. *	24,200	33,676
Cascades, Inc.	20,150	215,795
Catalyst Paper Corp. *	48,200	153,635
CCL Industries, Inc., Class B	3,000	109,783
Celtic Exploration, Ltd. *	2,800	38,200
Certicom Corp. *	7,300	27,387
Chariot Resources, Ltd. *	37,000	39,312
CHC Helicopter Corp., Class A	3,000	77,570
Clarke, Inc.	2,600	26,622
Coalcorp Mining, Inc. *	2,286	9,628
Cogeco Cable, Inc.	2,200	95,153
Com Dev International, Ltd. *	8,800	44,267
Compton Petroleum Corp. *	13,300	132,306
Connacher Oil & Gas, Ltd. *	18,100	62,798
Constellation Copper Corp. *	18,000	24,371
Corus Entertainment, Inc., Class B	5,000	234,122
Cott Corp. *	8,800	127,919
Crystallex International Corp. *	23,900	101,124
Cyries Energy, Inc. *	7,800	82,947
Dalsa Corp. *	1,600	18,369
Denison Mines Corp. *	27,128	325,215
Descartes Systems Group, Inc. *	3,400	13,970
Dorel Industries, Inc., Class B	5,300	181,941
Draxis Health, Inc. *	7,000	41,531
Dundee Corp., Class A *	1,050	68,861
Dundee Wealth Management, Inc.	14,558	224,759
Duvernay Oil Corp. *	700	23,957
Eastern Platinum, Ltd. *	52,910	118,899
Eldorado Gold Corp. *	6,837	40,114
Emergis, Inc. *	22,800	136,558
Endeavour Silver Corp. *	7,800	35,203
Enghouse Systems, Ltd.	600	4,350
Equitable Group, Inc.	1,200	36,162
Exco Technologies, Ltd.	1,400	6,082
First Nickel, Inc. *	30,500	34,413
Flint Energy Services, Ltd. *	4,800	128,626
FNX Mining Company, Inc. *	8,443	257,366
Forzani Group, Ltd., Class A *	9,822	216,656
Galleon Energy, Inc., Class A *	11,400	188,008
Garda World Security Corp., Class A *	2,300	49,566
Gennum Corp.	3,042	31,749
Gentry Resources, Ltd. *	6,484	22,009

The accompanying notes are an integral part of the financial statements.          214

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Golden Star Resources, Ltd. *	27,600	$100,949
Great Basin Gold, Ltd. *	23,700	60,166
Great Canadian Gaming Corp. *	5,500	67,021
Greystar Resources, Ltd. *	1,600	10,531
Heroux-Devtek, Inc. *	6,500	54,393
High River Gold Mines, Ltd. *	23,700	64,623
Home Capital Group, Inc.	4,000	138,780
Husky Injection Molding Systems, Ltd.	10,700	73,443
Hydrogenics Corp. *	18,000	23,186
Imaging Dynamics Company, Ltd. *	12,600	14,098
Imperial Metals Corp. *	1,400	18,389
Indigo Books & Music, Inc. *	1,900	30,102
Intermap Technologies Corp., Class A *	4,400	25,029
International Forest Products, Ltd., Class A *	6,800	57,607
International Royalty Corp.	10,400	66,144
Intertape Polymer Group, Inc. *	8,100	36,404
Iteration Energy, Ltd. *	10,373	54,910
Ivanhoe Energy, Inc. *	25,300	49,004
Killam Properties, Inc.	0	2
Kingsway Financial Services, Inc.	11,743	220,385
Kirkland Lake Gold, Inc. *	6,300	70,490
Labopharm, Inc. *	13,500	38,588
Laurentian Bank of Canada	7,100	238,925
Leon’s Furniture, Ltd.	5,556	70,524
Linamar Corp.	35,408	642,874
MacDonald Dettwiler & Associates, Ltd. *	2,100	87,175
Magellan Aerospace Corp. *	2,900	7,798
Mahalo Energy, Ltd. *	12,900	50,700
Major Drilling Group International Company, Inc. *	2,400	100,870
Maple Leaf Foods, Inc.	9,900	149,214
Martinrea International, Inc. *	8,593	133,474
Maxim Power Corp. *	1,400	9,873
Mega Brands, Inc. *	4,900	95,876
Mega Uranium, Ltd. *	5,500	28,184
Miramar Mining Corp. *	19,200	83,223
Neo Material Technologies, Inc. *	8,700	30,921
Neurochemical Company, Inc. *	2,400	15,570
Norbord, Inc.	13,800	120,671
North American Palladium, Ltd. *	4,900	46,210
Northbridge Financial Corp.	5,600	183,499
Northern Orion Resources, Inc. *	42,098	240,266
Northgate Minerals Corp. *	37,300	107,318
NuVista Energy, Ltd. *	6,900	94,072
Open Text Corp. *	8,000	175,563
Pacific Stratus Energy, Ltd. *	2,300	31,119
Pason Systems, Inc.	7,700	120,762
Patheon, Inc. *	20,772	82,225
Peerless Energy, Inc., Class A *	12,385	39,593
Peru Copper, Inc. *	11,300	69,061
Petaquilla Minerals Company, Ltd. *	6,500	14,668
Petrobank Energy & Resources, Ltd. *	6,300	158,514

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Polaris Minerals Corp. *	1,800	$22,222
ProEx Energy, Ltd. *	3,000	42,311
QLT, Inc. *	27,400	198,889
Quadra Mining, Ltd. *	3,700	49,296
Quebecor World, Inc.	15,400	188,672
Quest Capital Corp.	39,200	112,047
Rally Energy Corp. *	19,600	125,500
Real Resources, Inc. *	6,500	56,471
Reitman’s Canada, Ltd., Class A	2,300	49,804
Richelieu Hardware, Ltd.	1,800	41,160
Rio Narcea Gold Mines, Ltd. *	20,900	106,116
Rothmans, Inc.	2,300	45,544
Rubicon Minerals Corp. *	16,700	29,834
Russel Metals, Inc.	8,000	231,301
Saskatchewan Wheat Pool, Inc. *	21,500	222,166
Savanna Energy Services Corp. *	10,000	188,049
Saxon Energy Services, Inc. *	8,400	48,573
Scorpio Mining Corp. *	17,400	27,322
Semafo, Inc. *	11,600	16,033
ShawCor, Ltd., Class A	2,700	83,040
Shore Gold, Inc. *	30,900	142,363
Sierra Wireless, Inc. *	7,000	174,284
Silvercorp Metals, Inc. *	2,000	33,943
Sino-Forest Corp. *	33,200	477,608
St. Lawrence Cement Group, Inc., Class A	3,400	131,614
Stantec, Inc. *	6,800	225,058
Stella-Jones, Inc.	400	15,984
Storm Exploration, Inc. *	1,400	11,334
Stornoway Diamond Corp. *	43,700	40,267
Stratos Global Corp. *	6,300	40,221
SunOpta, Inc. *	3,700	41,364
Systems Xcellence, Inc. *	3,400	97,887
Tahera Diamond Corp. *	20,000	12,411
Tanzanian Royalty Exploration Corp. *	18,000	82,761
Tembec, Inc. *	19,600	23,957
Tenke Mining Corp. *	5,200	111,965
Tesco Corp. *	8,000	254,619
Thompson Creek Metals Company, Inc. *	2,600	38,992
TLC Vision Corp. *	12,400	64,475
Torstar Corp., Class B	1,700	32,624
Transat A.T., Inc., Class A	4,200	130,318
Transcontinental, Inc., Class A	8,500	170,072
Uni-Select, Inc.	1,730	49,807
Uranium Participation Corp. *	1,000	13,634
Van Houtte, Inc.	1,989	46,529
Vero Energy, Inc. *	1,800	12,693
Vitran Corp., Inc. *	600	12,896
Wesdome Gold Mines, Ltd. *	15,100	19,167
West Fraser Timber Company, Ltd.	5,600	218,829
Western Canadian Coal Corp. *	12,500	32,439
Western Financial Group, Inc.	3,500	19,844
Wi-LAN, Inc. *	7,300	36,172

The accompanying notes are an integral part of the financial statements.          215

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Winpak, Ltd.	800	$5,860
Xantrex Technology, Inc. *	4,700	47,815
Xceed Mortgage Corp. *	1,800	12,016
Xtreme Coil Drilling Corp. *	1,300	13,446
YM Biosciences, Inc. *	11,000	19,755
Yukon Nevada Gold Corp. *	1,050	1,629
Zarlink Semiconductor, Inc. *	36,500	66,579
ZCL Composites, Inc.	4,500	43,369

		15,656,763

China - 0.03%
Chaoda Modern Agriculture Holdings, Ltd.	56,000	43,331
Solomon Systech International, Ltd.	204,000	28,961

		72,292

Denmark - 1.47%
Alm. Brand Skadesforsikring A/S *	2,600	163,904
Amagerbanken A/S	2,125	135,697
Bang & Olufsen A/S, Series B	2,200	263,387
Capinordic A/S * (a)	7,100	35,471
Det Ostasiatiske Kompagni A/S	3,600	198,494
DFDS A/S	600	77,392
EDB Gruppen A/S, Series B *	800	29,358
Fionia Bank A/S	170	52,966
Fluegger A/S, Series B	250	30,884
Forstaedernes Bank A/S	3,900	164,376
IC Companys A/S (a)	1,800	103,989
Lan & Spar Bank A/S	300	24,362
NeuroSearch A/S *	3,600	183,779
NKT Holding A/S	4,000	398,950
Parken Sport & Entertainment A/S *	450	138,161
Ringkjoebing Bank A/S * (a)	100	17,313
Ringkjoebing Landbobank A/S	270	50,768
Roskilde Bank A/S	473	54,995
Royal Unibrew A/S	900	125,735
Schouw & Company A/S, Series B	1,700	155,965
SimCorp. A/S (a)	950	227,816
Sjaelso Gruppen A/S (a)	1,500	63,358
Spar Nord Bank A/S	7,125	172,803
Sparbank Vest A/S	670	52,765
TK Development A/S *	7,000	162,142
Vestjysk Bank A/S (a)	1,015	61,588

		3,146,418

Finland - 2.47%
Alma Media Corp.	10,800	159,152
Amer Sport Oyj, A Shares	22,292	551,821
BasWare Oyj	2,400	39,747
Cramo Oyj, Series B	2,350	114,184
Finnair Oyj	400	7,111
Finnlines Oyj	3,300	70,045
F-Secure Oyj	12,250	42,563
Huhtamaki Oyj	20,236	339,787
KCI Konecranes Oyj	34,538	1,452,640

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Kemira Oyj (a)	13,900	$320,593
Lemminkainen Oyj	2,400	170,184
M-real Oyj, Series B	14,800	97,043
Nokian Renkaat Oyj (a)	18,660	656,417
Olvi Oyj, Series A	1,500	59,013
PKC Group Oyj	2,600	37,225
Poyry Oyj	6,000	133,438
Ramirent Oyj	8,400	228,718
Stockmann Oyj Abp, Series B	4,700	200,156
Teleste Oyj	2,450	35,739
Uponor Oyj	11,500	448,388
Vacon Oyj	1,450	62,240
Vaisala Oyj, Series A	1,350	71,180

		5,297,384

France - 4.63%
Alten SA *	4,110	161,806
Altran Technologies SA * (a)	15,624	135,820
April Group SA (a)	3,596	189,846
Archos SA * (a)	918	34,167
Assystem SA (a)	4,374	85,449
Audika SA (a)	1,685	60,801
Bacou Dalloz SA	1,252	190,744
Beneteau SA	2,249	306,000
Bonduelle SCA (a)	1,293	160,298
Bongrain SA	1,775	219,262
Bull SA * (a)	11,037	76,846
Canal Plus SA (a)	17,822	190,346
Carbone Lorraine SA (a)	3,353	261,650
Cegid SA	888	44,936
CFF Recycling SA	3,422	254,219
Club Mediterranee SA *	2,241	159,363
Compagnie Plastic-Omnium SA	1,821	95,276
Delachaux SA	1,122	107,820
Electricite de Strasbourg SA	598	140,722
Etam Developpement SA	1,766	132,986
Gaumont SA	468	42,544
Geodis SA (a)	1,235	255,458
GFI Informatique SA * (a)	11,081	139,323
GL Events SA	2,718	185,384
Groupe Crit SA (a)	1,865	111,445
Groupe Go Sport SA *	364	33,665
Groupe Open SA *	2,445	41,848
Groupe Steria SCA (a)	2,310	154,058
Guerbet SA	538	104,702
Guyenne et Gascogne SA	647	108,639
Havas SA (a)	28,121	159,676
Ingenico SA	4,490	132,925
Intl Metal Service SA	1,512	72,158
Ipsos SA (a)	3,732	136,228
Kaufman & Broad SA (a)	1,927	149,305
Lafuma SA (a)	374	31,602

The accompanying notes are an integral part of the financial statements.          216

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

France (continued)
Laurent-Perrier SA	1,029	$157,201
Lectra SA	4,540	38,055
Lisi SA	594	67,449
Maisons France Confort SA	1,467	133,874
Manitou BF SA	3,265	208,346
Manutan SA	1,190	100,921
Mr Bricolage SA	1,756	54,365
Nexity SA	1,600	134,222
Norbert Dentressangle SA	972	94,234
Orpea SA *	1,948	205,105
Penauille Polyservices SA *	2,527	28,356
Petit Forestier SA	643	61,842
Pierre & Vacances SA	1,373	209,754
Pinguely-Haulotte SA	4,594	191,916
Radiall SA	349	51,307
Rallye SA (a)	4,064	274,661
Remy Cointreau SA (a)	1,061	79,539
Robertet SA	257	49,237
Rubis SA	1,762	157,279
Saft Groupe SA * (a)	1,521	63,910
Samse SA	120	18,738
SCOR SE	7,560	205,846
Seb SA	1,735	315,980
Silicon-On-Insulator Technologies SA * (a)	9,950	212,675
Somfy SA	28	9,131
Sopra Group SA (a)	1,899	183,129
Spir Communication SA	492	72,502
SR Teleperformance SA	7,404	322,817
Stallergenes SA (a)	2,288	197,659
Sucriere de Pithiviers-Le-Vieil SA	56	43,686
Theolia SA *	6,555	224,475
Toupargel-Agrigel SA	862	47,431
Trigano SA	2,742	162,554
Ubisoft Entertainment SA *	5,864	310,375
Union Financiere de France Banque SA	1,436	91,188
Viel & Compagnie (a)	6,946	54,466
Vilmorin & Compagnie	676	90,204
Virbac SA	1,341	107,291
VM Materiaux SA	260	28,261

		9,927,298

Germany - 5.68%
Aareal Bank AG	5,748	299,961
Adlink Internet Media AG *	2,787	61,454
ADVA AG Optical Networking * (a)	4,236	40,718
Aixtron AG * (a)	9,269	81,578
AWD Holding AG	5,196	221,841
Baader Wertpapierhandelsbank AG	7,224	47,465
Balda AG * (a)	8,571	122,944
Bechtle AG	3,618	133,094
Bilfinger Berger AG	6,257	557,035
Biotest AG	1,095	50,185

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Boewe Systec AG (a)	415	$23,565
Comdirect Bank AG	13,892	191,194
Conergy AG	3,100	243,081
CTS Eventim AG (a)	4,424	217,410
Curanum AG	4,385	45,174
DAB Bank AG	4,866	53,155
Deutz AG * (a)	12,688	165,017
Douglas Holding AG	6,772	441,565
Drillisch AG *	6,982	79,290
Duerr AG *	3,024	126,901
DVB Bank AG	111	40,518
Epcos AG	12,094	237,573
Escada AG * (a)	2,952	129,507
Evotec AG * (a)	8,820	38,396
Fielmann AG	888	56,185
Freenet AG *	10,573	345,204
Fuchs Petrolub AG	908	77,472
Gerry Weber International AG (a)	1,916	58,024
GFK AG (a)	3,458	170,546
GPC Biotech AG * (a)	6,031	172,775
Grenkeleasing AG	2,175	100,859
Hawesko Holding AG	1,452	48,585
Indus Holding AG (a)	1,153	47,387
IWKA AG * (a)	5,877	201,178
Jenoptik AG *	10,554	105,159
Kloeckner-Werke AG (a)	7,157	148,041
Kontron AG (a)	8,043	152,232
Krones AG (a)	1,282	298,804
KWS Saat AG	1,154	201,259
Leoni AG	5,311	247,717
Medion AG *	5,909	98,181
Morphosys AG *	835	54,525
MTU Aero Engines Holding AG (a)	6,361	414,852
MVV Energie AG	7,277	306,852
Nemetschek AG	1,480	55,024
Norddeutsche Affinerie AG	8,123	359,328
Nordex AG *	3,465	135,195
Pfeiffer Vacuum Technology AG	1,555	149,788
Pfleiderer AG	7,375	225,336
Qiagen AG * (a)	24,399	438,717
QSC AG * (a)	15,992	103,778
Rational AG (a)	757	148,243
Renk AG	935	90,634
REpower Systems AG *	1,685	279,060
Rhoen-Klinikum AG	4,654	281,692
Sartorius AG	2,096	127,204
SGL Carbon AG * (a)	12,222	508,099
Singulus Technologies AG * (a)	7,199	99,371
Sixt AG (a)	1,713	105,095
Software AG	4,040	395,167
Stratec Biomedical Systems AG	485	15,343
Takkt AG	8,363	149,131

The accompanying notes are an integral part of the financial statements.          217

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Techem AG	4,496	$314,130
Technotrans AG	1,646	53,407
Utimaco Safeware AG	3,229	51,076
Vivacon AG	761	30,721
Vossloh AG	2,510	294,513
Wincor Nixdorf AG	5,400	502,277
Wire Card AG *	14,643	196,976
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	80,627
Wuerttembergische Lebensversicherung AG, Series D *	905	48,207

		12,192,597

Greece - 1.70%
Aspis Bank SA	10,322	48,563
Astir Palace Hotel SA *	5,170	48,787
Athens Medical Center SA	8,110	66,882
Attica Holdings SA	7,640	57,429
Bank of Attica SA *	6,050	31,081
Bank of Greece SA	1,770	220,989
Blue Star Maritime SA	11,110	63,085
C. Rokas SA	1,840	49,155
Delta Holding SA *	6,336	149,904
Diagnostic & Therapeutic Center of Athens
Hygeia SA *	12,675	96,647
Ethniki General Insurance Company SA *	11,140	82,232
Fourlis SA	6,310	187,678
Frigoglass SA	6,090	189,368
GEK Group of Companies SA	4,760	78,511
Geniki Bank SA *	7,140	67,571
Halcor SA	9,000	64,731
Hellenic Technodomiki Tev SA	24,760	324,701
Heracles General Cement SA	4,800	113,564
Iaso SA	12,190	199,411
Intracom SA *	26,470	140,282
J&P-Avax SA	12,630	138,650
Lampsa Hotel SA	3,725	86,015
Metka SA	4,120	80,988
Michaniki SA	11,010	124,438
Minoan Lines Shipping SA *	16,950	138,868
Mytilineos Holdings SA	3,880	195,030
Neochimiki LV Lavrentiadis SA	2,640	73,881
S&B Industrial Minerals SA	3,520	62,722
Sarantis SA	3,860	51,559
Terna SA	6,510	114,416
Viohalco SA	18,710	290,892

		3,638,030

Hong Kong - 2.91%
Alco Holdings, Ltd.	86,000	47,736
Allied Group, Ltd.	28,000	85,768
Allied Properties HK, Ltd.	84,000	104,855
Amvig Holdings, Ltd.	72,000	98,532
Asia Financial Holdings, Ltd.	78,000	43,196

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Baltrans Holdings, Ltd.	8,000	$5,454
Century City International Holdings, Ltd.	3,496,000	120,724
Champion Technology Holdings, Ltd.	304,398	68,130
Chen Hsong Holdings, Ltd.	56,000	46,554
Chevalier International Holdings, Ltd.	32,000	34,870
Chia Hsin Cement Greater China Holding Corp. *	234,000	84,696
China Gas Holdings, Ltd.	256,000	109,684
China Grand Forestry Resources Group, Ltd. *	292,000	56,019
China Green Holdings, Ltd.	72,000	66,302
China Metal International Holdings, Inc.	114,000	41,116
China Shineway Pharmaceutical Group, Ltd.	54,000	42,613
China Solar Energy Holdings, Ltd. *	550,000	45,020
Chong Hing Bank, Ltd.	80,000	182,739
Comba Telecom Systems Holdings, Ltd.	114,000	51,906
Dickson Concepts International, Ltd.	39,000	45,391
DVN Holdings Company, Ltd. *	112,000	28,792
EganaGoldpfeil Holdings, Ltd.	103,373	90,432
Emperor Capital Group, Ltd. *	28,400	4,504
Emperor Entertainment Hotel, Ltd.	175,000	38,497
Emperor International Holdings, Ltd.	142,000	45,222
eSun Holdings, Ltd. *	100,000	70,855
Far East Consortium International, Ltd.	404,111	167,458
Fong’s Industries Company, Ltd.	62,000	44,961
Fountain Set Holdings, Ltd.	118,000	45,426
Fu Ji Food & Catering Services Holdings, Ltd.	28,000	95,974
Geely Automobile Holdings Company, Ltd.	405,000	63,194
Global Bio-Chem Technology
Group Company, Ltd.	550,000	226,505
Glorious Sun Enterprises, Ltd.	86,000	41,577
Golden Resorts Group, Ltd.	830,000	69,000
HKR International, Ltd.	110,400	81,330
Hon Kwok Land Investment Company, Ltd.	94,000	40,395
Hung Hing Printing Group, Ltd.	50,000	28,969
Hutchison Harbour Ring, Ltd.	494,000	40,436
i-Cable Communications, Ltd.	182,000	38,640
Imagi International Holdings, Ltd. *	170,000	49,355
Innomaxx Biotechnology Group, Ltd. *	316,000	76,385
K Wah International Holdings, Ltd.	506,762	198,329
Kantone Holdings, Ltd.	555,600	54,005
Karl Thomson Holdings, Ltd. *	92,000	36,829
Kingway Brewery Holdings, Ltd.	21,333	8,949
Kowloon Development Company, Ltd.	61,500	122,547
Lai Sun Development Company, Ltd. *	2,324,000	84,711
Li Ning Company, Ltd.	68,000	164,895
Liu Chong Hing Investment, Ltd.	30,000	45,736
Lung Kee Holdings, Ltd.	78,000	38,906
Matsunichi Communication Holdings, Ltd.	30,000	19,760
Midland Holdings, Ltd.	98,000	61,667
Mingyuan Medicare Development
Company, Ltd.	440,000	61,339
Nan Hai Corp., Ltd. *	1,800,000	57,554

The accompanying notes are an integral part of the financial statements.          218

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Neo-China Group Holdings, Ltd.	570,000	$96,959
Next Media, Ltd.	96,000	32,905
Oriental Press Group, Ltd.	208,000	40,436
Pacific Andes International Holdings, Ltd.	285,000	96,594
Pacific Basin Shipping, Ltd.	170,000	191,334
Pacific Century Premium Developments, Ltd.	160,000	52,182
Paliburg Holdings, Ltd.	920,000	42,948
Peace Mark Holdings, Ltd.	90,000	122,934
Pico Far East Holdings, Ltd.	192,000	61,390
Playmates Holdings, Ltd.	318,000	40,671
Ports Design, Ltd.	55,000	154,755
Public Financial Holdings, Ltd.	54,000	40,955
PYI Corp., Ltd.	121,428	56,841
Regal Hotels International Holdings, Ltd.	652,000	55,870
Road King Infrastructure, Ltd.	25,000	48,601
Sa Sa International Holdings, Ltd.	116,000	42,728
Shanghai Real Estate, Ltd.	232,000	91,390
Shaw Brothers Hong Kong, Ltd.	24,000	56,418
Shell Electric Manufacturing Company, Ltd.	58,000	57,490
Shui On Construction & Materials, Ltd.	16,000	51,568
Singamas Container Holdings, Ltd.	60,000	40,288
Sino-I Technology, Ltd. *	2,960,000	70,036
Sinolink Worldwide Holdings, Ltd.	249,750	59,732
Skyfame Realty Holdings, Ltd. *	216,000	56,080
Sun Hung Kai & Company, Ltd.	95,000	88,089
Tack Fat Group International, Ltd.	272,000	46,268
TAI Cheung Holdings, Ltd.	81,000	62,158
Tian An China Investment, Ltd.	144,000	101,294
Titan Petrochemicals Group, Ltd. *	620,000	65,816
Truly International Holdings, Ltd.	32,000	49,685
Upbest Group, Ltd.	158,000	47,084
Varitronix International, Ltd.	68,000	42,615
Victory City International Holdings, Ltd.	136,720	57,704
VST Holdings Company, Ltd.	176,000	71,581
Wai Kee Holdings, Ltd.	138,000	60,009
Wing On Company International, Ltd.	6,000	9,669
Yanion International Holdings, Ltd. *	188,000	96,419
Yip’s Chemical Holdings, Ltd.	84,000	62,419

		6,246,354

Ireland - 1.24%
Abbey PLC	6,064	83,786
DCC PLC, Dublin	14,020	472,911
DCC PLC, London	3,284	109,574
Dragon Oil PLC *	38,971	157,007
FBD Holdings PLC, Dublin	2,085	89,497
FBD Holdings PLC, London	3,211	139,567
Greencore Group PLC, Dublin	25,244	191,120
Greencore Group PLC, London	17,305	130,547
Iaws Group PLC, ADR	20,622	432,139
IFG Group PLC	10,000	30,148
Independent News & Media PLC	27,385	138,837

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Irish Continental Group PLC *	6,023	$185,656
McInerney Holdings PLC	17,625	57,426
Paddy Power PLC	6,582	205,289
United Drug PLC	45,054	246,689

		2,670,193

Italy - 2.95%
Acegas-APS SpA * (a)	3,244	39,537
Actelios SpA	11,733	142,603
Aedes SpA	7,571	56,705
Amplifon SpA (a)	29,013	242,013
Astaldi SpA	12,792	114,574
Azimut Holding SpA (a)	3,950	67,821
Banca IFIS SpA (a)	2,977	41,374
Banca Intermobiliare SpA (a)	11,595	116,628
Banca Popolare dell’Etruria e del Lazio Scrl	11,594	240,447
Banca Profilo SpA	25,537	79,666
Banco di Desio e della Brianza SpA	16,649	193,574
Biesse SpA	2,824	93,539
Brembo SpA	8,798	125,606
Caltagirone Editore SpA	9,271	73,950
Caltagirone SpA	12,752	153,178
Cementir SpA	21,620	307,783
Credito Artigiano SpA	17,767	96,681
Credito Bergamasco SpA (a)	4,117	203,604
De Longhi SpA	20,127	135,373
Digital Multimedia Technologies SpA *	2,000	171,508
Esprinet SpA (a)	2,798	56,704
Gemina SpA (a)	43,195	181,032
Gewiss SpA	11,538	97,805
Gruppo Editoriale L’Espresso SpA	18,698	99,093
Immobiliare Lombarda SpA *	226,211	70,279
Immsi SpA	62,334	194,037
Impregilo SpA *	59,632	460,741
Indesit Company SpA	7,188	168,118
Industria Macchine Automatiche SpA	5,726	127,731
Interpump SpA	10,206	110,177
Iride SpA (a)	34,948	124,380
Mariella Burani SpA	1,547	54,127
Marr SpA	13,000	147,633
Meliorbanca SpA (a)	18,050	94,866
Mirato SpA	2,533	30,307
Navigazione Montanari SpA	18,714	100,000
Permasteelisa SpA	4,548	128,999
Piccolo Credito Valtellinese Scrl (a)	13,194	201,565
Premafin Finanziaria SpA	37,390	125,110
Recordati SpA	18,435	154,025
Risanamento SpA * (a)	5,850	43,143
Sabaf SpA	1,000	38,220
SAES Getters SpA	2,698	101,512
Save SpA	1,550	60,246
Societa Partecipazioni Finanziarie SpA *	42,415	36,126

The accompanying notes are an integral part of the financial statements.          219

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Socotherm SpA	2,568	$37,357
Sogefi SpA	12,908	126,345
Sol SpA	7,134	54,686
Sorin SpA *	17,000	44,817
Telecom Italia Media SpA *	181,160	66,496
Tiscali SpA * (a)	31,647	95,625
Trevi Finanziaria SpA	4,846	87,463
Vianini Lavori SpA	2,862	49,295
Vittoria Assicurazioni SpA (a)	3,029	57,290

		6,321,514

Japan - 24.67%
Abilit Corp.	3,100	12,761
Achilles Corp.	24,000	40,647
Aderans Company, Ltd.	6,600	138,787
Aeon Delight Company, Ltd. (a)	1,700	51,935
Aeon Fantasy Company, Ltd.	1,680	39,207
Ahresty Corp.	3,100	74,482
AI Holdings Corp.	5,900	30,216
Aica Kogyo Company, Ltd.	6,000	68,652
Aichi Bank, Ltd. *	1,600	174,774
Aichi Corp. (a)	10,900	149,008
Aichi Machine Industry Company, Ltd.	12,000	28,200
Aigan Company, Ltd.	4,800	36,874
Aiphone Company, Ltd.	2,600	41,232
Airport Facilities Company, Ltd.	7,000	52,980
Aisan Industry Company, Ltd.	5,900	69,181
Akebono Brake Industry Company, Ltd. (a)	15,000	118,512
Akita Bank, Ltd.	31,000	150,723
Aloka Company, Ltd.	5,000	57,413
Alpha Corp.	1,000	19,610
Alpha Systems, Inc.	1,300	36,238
Alpine Electronics, Inc. (a)	8,100	123,989
Alps Logistics Company, Ltd.	2,000	26,336
Amano Corp. (a)	8,000	112,670
Ando Corp.	14,000	27,568
Anest Iwata Corp.	7,000	42,429
Anritsu Corp. (a)	14,000	62,623
AOC Holdings, Inc. * (a)	5,800	81,733
AOI Electronic Company, Ltd.	1,700	27,552
AOKI Holdings, Inc.	2,900	55,342
Aomori Bank, Ltd.	32,000	126,283
Arakawa Chemical Industries, Ltd.	3,500	42,912
Ariake Japan Company, Ltd. (a)	2,600	48,774
Arisawa Manufacturing Company, Ltd. (a)	5,700	49,376
Aronkasei Company, Ltd.	7,000	31,312
Art Corp.	2,000	59,479
As One Corp.	2,900	74,730
Asahi Diamond Industrial Company, Ltd.	8,000	59,382
Asahi Kogyosha Company, Ltd.	12,000	46,092
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	76,658
Asahi Pretec Corp.	3,000	83,627

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Asahi Soft Drinks Company, Ltd. (a)	5,000	$73,944
Asanuma Corp.	21,000	39,990
Ashimori Industry Company, Ltd.	12,000	24,699
ASKA Pharmaceutical Company, Ltd.	5,000	38,734
Asunaro Aoki Construction Company, Ltd.	6,000	37,243
Atsugi Company, Ltd.	27,000	41,789
Avex Group Holdings, Inc. (a)	2,800	37,914
Bando Chemical Industries, Ltd.	9,000	58,126
Bank of Ikeda, Ltd. (a)	3,500	155,990
Bank of Iwate, Ltd.	2,900	168,259
Bank of Okinawa, Ltd.	2,400	87,128
Bank of Saga, Ltd.	25,000	82,655
Bank of the Ryukyus, Ltd.	5,100	84,721
Belluna Company, Ltd.	4,200	56,157
Best Denki Company, Ltd.	15,000	90,920
Bookoff Corp. (a)	2,000	25,655
BSL Corp.	23,000	17,333
Bunka Shutter Company, Ltd.	7,000	39,990
Cabin Company, Ltd. (a)	3,343	15,089
CAC Corp. (a)	3,400	27,992
Calpis Company, Ltd.	10,000	107,694
Canon Electronics, Inc.	4,499	146,193
Canon Finetech, Inc.	4,000	69,527
Capcom Company, Ltd. (a)	5,400	100,644
Cawachi, Ltd.	3,300	97,605
Central Finance Company, Ltd. (a)	8,000	31,052
Century Leasing System, Inc.	8,000	111,762
CFS Corp.	6,000	26,255
Chiba Kogyo Bank, Ltd. *	3,600	53,444
Chiyoda Company, Ltd.	4,100	87,047
Chofu Seisakusho Company, Ltd.	5,400	113,772
Chubu Shiryo Company, Ltd.	1,000	6,507
Chudenko Corp.	6,300	105,676
Chuetsu Pulp & Paper Company, Ltd.	15,000	32,940
Chugai Mining Company, Ltd.	34,900	26,018
Chugai Ro Company, Ltd.	9,000	29,902
Chugoku Marine Paints, Ltd.	7,000	82,817
Chukyo Bank, Ltd.	38,000	113,318
Chuo Spring Company, Ltd.	9,000	39,091
CKD Corp.	8,000	85,442
Clarion Company, Ltd. (a)	26,000	35,817
Cleanup Corp.	4,000	29,367
CMK Corp.	8,000	84,016
Coca-Cola Central Japan Company, Ltd.	12	92,184
Colowide Company, Ltd. (a)	5,500	27,053
Commuture Corp.	4,000	28,848
Computer Engineering & Consulting, Ltd.	2,900	30,150
Corona Corp.	5,100	80,960
Cosel Company, Ltd. (a)	5,800	83,895
Cosmo Securities Company, Ltd.	22,000	37,616
Cross Plus, Inc.	1,000	15,243
Cybozu, Inc. (a)	50	18,233

The accompanying notes are an integral part of the financial statements.          220

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
D&M Holdings, Inc.	11,000	$47,956
D.G. Roland Corp.	3,000	128,844
Dai Nippon Toryo Company, Ltd.	22,000	35,298
Dai-Dan Company, Ltd. (a)	6,000	35,007
Daido Kogyo Company, Ltd.	16,000	48,102
Daidoh, Ltd. (a)	4,000	48,782
Daihen Corp.	21,000	130,181
Daiho Corp.	13,000	22,860
Daiichi Jitsugyo Company, Ltd.	7,000	36,076
Daiken Corp. (a)	11,000	33,872
Daiko Clearing Services Corp.	3,000	25,769
Daikoku Denki Company, Ltd.	1,400	22,803
Daimei Telecom Engineering Corp. (a)	7,000	74,251
Dainichi Company, Ltd.	3,800	27,806
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	16,000	83,108
Daio Paper Corp.	13,000	101,446
Daisan Bank, Ltd.	32,000	102,427
Daiseki Company, Ltd. (a)	4,600	95,985
Daiso Company, Ltd. (a)	13,000	42,454
Daisyo Corp.	2,500	33,143
Daito Bank, Ltd.	20,000	27,876
Daiwa Industries, Ltd.	4,000	30,598
Daiwa Seiko, Inc.	17,000	34,990
Daiwabo Company, Ltd. (a)	20,000	50,565
Daiwabo Information System Company, Ltd.	2,500	33,852
DC Company, Ltd. (a)	9,000	50,249
DCM Japan Holdings Company, Ltd. (a)	19,500	164,021
Denki Kogyo Company, Ltd.	8,000	63,984
Denyo Company, Ltd.	3,000	28,589
Descente, Ltd.	9,000	45,509
DIA Kensetsu Company, Ltd. * (a)	15,300	11,034
Doshisha Company, Ltd. (a)	2,200	34,764
Doutor Coffee Company, Ltd.	4,700	87,217
DTS Corp.	2,400	74,875
Dydo Drinco, Inc. (a)	2,300	92,257
Eagle Industry Company, Ltd.	8,000	104,890
Ehime Bank, Ltd.	19,000	62,202
Eighteenth Bank, Ltd.	29,000	121,024
Eiken Chemical Company, Ltd. (a)	4,000	31,506
Eizo Nanao Corp.	2,900	94,469
Eneserve Corp. * (a)	5,000	19,934
Enplas Corp. (a)	4,500	73,660
Epson Toyocom Corp. (a)	12,000	88,586
Espec Corp.	3,000	43,296
F&A Aqua Holdings, Inc.	3,800	25,989
Fancl Corp. (a)	7,900	115,871
FDK Corp. *	21,000	32,673
Foster Electric Company, Ltd.	3,000	42,640
FP Corp.	1,800	61,699
France Bed Holdings Company, Ltd. (a)	44,000	75,232
Fudo Construction Company, Ltd. (a)	29,000	49,820

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fuji Company, Ltd.	3,700	$56,367
Fuji Corp., Ltd.	6,000	22,414
Fuji Kyuko Company, Ltd. (a)	19,000	90,377
Fuji Oil Company, Ltd.	9,400	73,277
Fuji Software ABC, Inc. (a)	5,600	131,599
Fujibo Holdings, Inc. *	14,000	25,299
Fujicco Company, Ltd.	4,000	42,429
Fujikura Kasei Company, Ltd.	4,000	40,809
Fujikura Rubber, Ltd.	5,000	32,535
Fujita Corp.	4,800	14,936
Fujita Kanko, Inc. (a)	6,000	48,620
Fujitec Company, Ltd.	15,000	100,887
Fujitsu Access, Ltd. *	6,500	40,874
Fujitsu Business Systems, Ltd.	5,600	88,308
Fujitsu Devices, Inc.	3,000	59,195
Fujitsu Frontech, Ltd.	4,000	34,942
Fujitsu General, Ltd. * (a)	12,000	37,438
Fujiya Company, Ltd. * (a)	19,000	38,183
Fukuda Corp.	8,000	29,367
Fukui Bank, Ltd.	35,000	107,492
Fukushima Bank, Ltd.	22,000	24,067
Fukushima Industries Corp.	3,500	35,311
Fukuyama Transporting Company, Ltd. (a)	34,000	144,370
Funai Consulting Company, Ltd.	5,000	32,373
Furukawa Company, Ltd.	51,000	110,757
Furusato Industries, Ltd.	2,000	30,388
Fuso Lexel, Inc.	3,800	32,825
Fuso Pharmaceutical Industries, Ltd.	13,000	36,765
Futaba Corp. (a)	6,500	138,791
Future System Consulting Corp.	39	25,820
Fuyo General Lease Company, Ltd.	3,000	100,158
Gakken Company, Ltd. (a)	13,000	36,344
Gecoss Corp.	5,500	31,867
Gigas K’s Denki Corp.	4,000	111,503
GMO Internet, Inc. (a)	3,500	20,619
Godo Steel, Ltd.	12,000	56,594
Goldwin, Inc. *	11,000	19,432
Gourmet Kineya Company, Ltd.	5,000	38,491
GS Yuasa Corp.	53,000	125,408
Gulliver International Company, Ltd.	910	52,430
Gun-Ei Chemical Industry Company, Ltd.	11,000	28,346
H.I.S. Company, Ltd.	2,400	65,929
Hakuto Company, Ltd.	2,600	40,852
Hanwa Company, Ltd.	36,000	177,367
Happinet Corp.	1,600	22,249
Harashin Narus Holdings Company, Ltd. (a)	3,000	39,091
Harima Chemicals, Inc.	5,000	32,089
Haruyama Trading Company, Ltd.	2,700	24,264
Hazama Corp. (a)	19,600	25,095
Heiwado Company, Ltd.	7,000	119,687
Hibiya Engineering, Ltd.	5,000	41,651
Higashi-Nippon Bank, Ltd.	29,000	117,734

The accompanying notes are an integral part of the financial statements.          221

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hitachi Information Systems, Ltd.	6,200	$138,163
Hitachi Kokusai Electric, Inc.	10,000	123,172
Hitachi Medical Corp.	5,000	50,646
Hitachi Plant Technologies, Ltd.	21,000	118,780
Hitachi Powdered Metals Company, Ltd. *	4,000	19,934
Hitachi Software Engineering Company, Ltd.	4,900	109,590
Hitachi Systems & Services, Ltd.	4,000	85,896
Hitachi Tool Engineering, Ltd.	2,500	35,858
Hitachi Transport System, Ltd.	12,000	132,539
Hitachi Zosen Corp. * (a)	91,000	178,453
Hochiki Corp.	7,000	38,459
Hodogaya Chemical Company, Ltd.	8,000	25,283
Hogy Medical Company, Ltd.	1,600	71,310
Hokkaido Gas Company, Ltd.	13,000	31,814
Hokkan Holdings, Ltd.	11,000	36,635
Hokuetsu Bank, Ltd.	40,000	105,992
Hokuetsu Paper Mills, Ltd. (a)	29,000	158,389
Hokuriku Electric Industry Company, Ltd. (a)	12,000	26,352
Hokuto Corp.	2,800	50,825
Hosiden Corp.	9,300	122,990
Hosokawa Micron Corp. (a)	5,000	46,149
Howa Machinery, Ltd.	19,000	22,017
I Metal Technology Company, Ltd. *	14,000	42,770
IBJ Leasing Company, Ltd.	5,000	114,055
Ichikoh Industries, Ltd.	12,000	28,589
Ichiyoshi Securities Company, Ltd.	5,000	72,282
ICOM, Inc. (a)	1,600	44,860
IDEC Corp. (a)	3,500	51,760
Ihara Chemical Industry Company, Ltd.	10,000	28,848
Iino Kaiun Kaisha, Ltd. (a)	9,000	106,770
Ikegami Tsushinki Company, Ltd. * (a)	12,000	17,503
Imasen Electric Industrial Company, Ltd.	3,500	50,966
Impress Holdings, Inc.	103	21,000
Inaba Denki Sangyo Company, Ltd.	3,200	110,725
Inaba Seisakusho Company, Ltd.	2,400	40,258
Inabata & Company, Ltd.	12,000	81,682
Inageya Company, Ltd.	5,000	36,668
Ines Corp.	7,800	58,340
Information Services International -
Dentsu, Ltd.	3,900	40,263
Intec, Ltd.	8,000	118,245
Invoice, Inc. (a)	2,077	94,084
Ise Chemical Corp. (a)	3,000	43,151
Iseki & Company, Ltd. (a)	31,000	60,541
Ishihara Sangyo Kaisha, Ltd. *	38,000	68,052
Itochu Enex Company, Ltd.	12,600	104,145
Itochu-Shokuhin Company, Ltd.	1,500	48,256
Itoham Foods, Inc.	32,000	141,583
Itoki Corp. (a)	8,000	64,827
Iwasaki Electric Company, Ltd.	12,000	31,312
Iwatani International Corp. (a)	34,000	96,981
Iwatsu Electric Company, Ltd. *	17,000	24,934

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Izumiya Company, Ltd.	15,000	$109,274
J. Bridge Corp. *	7,000	5,275
Jalux, Inc. (a)	2,200	38,329
Jamco Corp.	3,000	26,547
Janome Sewing Machine Company, Ltd. * (a)	19,000	26,174
Japan Airport Terminal Company, Ltd.	10,000	157,125
Japan Cash Machine Company, Ltd. (a)	4,600	46,557
Japan Digital Laboratory Company, Ltd.	3,400	46,672
Japan General Estate Company, Ltd. (a)	2,900	63,920
Japan Pulp & Paper Company, Ltd.	26,000	98,391
Japan Radio Company, Ltd. *	28,000	107,095
Japan Transcity Corp., Ltd. (a)	9,000	44,706
Japan Vilene Company, Ltd.	12,000	67,777
Japan Wool Textile Company, Ltd.	14,000	112,313
JBCC Holdings, Inc.	4,200	39,446
JBIS Holdings, Inc. *	8,000	37,016
Jeol, Ltd.	9,000	59,511
JFE Shoji Holdings, Inc.	20,000	154,937
JK Holdings Company, Ltd.	5,800	36,237
JMS Company, Ltd.	12,000	36,368
J-Oil Mills, Inc. (a)	12,000	42,203
Joshin Denki Company, Ltd.	7,000	46,911
Juki Corp.	19,000	123,788
Kabuki-Za Company, Ltd.	1,000	39,383
Kadokawa Holdings, Inc. (a)	3,600	90,726
Kaga Electronics Company, Ltd.	4,900	87,156
Kagawa Bank, Ltd.	16,000	94,907
Kagome Company, Ltd.	8,700	137,192
Kaken Pharmaceutical Company, Ltd.	11,000	79,956
Kameda Seika Company, Ltd.	4,000	46,319
Kamei Corp.	5,000	31,806
Kanaden Corp.	6,000	37,292
Kanagawa Chuo Kotsu Company, Ltd.	8,000	35,525
Kanamoto Company, Ltd.	5,000	54,293
Kanematsu Corp. * (a)	64,000	107,354
Kanematsu Electronics, Ltd. *	5,800	45,308
Kanto Auto Works, Ltd.	10,800	159,630
Kanto Denka Kogyo Company, Ltd. (a)	5,000	26,701
Kanto Natural Gas Development, Ltd.	5,000	34,075
Kanto Tsukuba Bank, Ltd.	7,300	61,994
Kasai Kogyo Company, Ltd.	8,000	30,469
Katakura Industries Company, Ltd.	2,000	35,736
Kato Sangyo Company, Ltd.	4,000	51,765
Kato Works Company, Ltd. (a)	10,000	60,857
Katokichi Company, Ltd.	18,800	111,820
Kawai Musical Instruments Manufacturing
Company, Ltd.	20,000	41,003
Kawashima Selkon Textiles Company, Ltd. * (a)	18,000	28,297
Kayaba Industry Company, Ltd.	32,000	154,289
Keihin Company, Ltd. (a)	10,000	22,608
Keiiyu Company, Ltd.	4,400	26,920
Keiyo Company, Ltd.	4,800	34,151

The accompanying notes are an integral part of the financial statements.          222

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kentucky Fried Chicken Japan, Ltd.	3,000	$52,632
Kenwood Corp. (a)	42,000	62,963
KEY Coffee, Inc.	3,000	43,272
Kibun Food Chemifa Company, Ltd.	3,000	34,010
Kinki Nippon Tourist Company, Ltd.	11,000	33,427
Kinki Sharyo Company, Ltd. (a)	8,000	31,117
Kintetsu World Express, Inc.	2,200	74,519
Kioritz Corp.	10,000	30,874
Kirayaka Holdings Company, Inc. *	7,000	12,479
Kishu Paper Company, Ltd. * (a)	18,000	31,944
Kissei Pharmaceutical Company, Ltd. (a)	6,000	105,506
Kitagawa Iron Works Company, Ltd.	13,000	28,864
Kita-Nippon Bank, Ltd.	1,900	83,911
Kitano Construction Corp.	12,000	25,088
Kitz Corp. (a)	15,000	130,546
Koa Corp.	8,100	108,433
Koatsu Gas Kogyo Company, Ltd.	6,000	36,271
Kohnan Shoji Company, Ltd.	2,700	34,963
Koike Sanso Kogyo Company, Ltd.	9,000	67,096
Kojima Company, Ltd. (a)	3,700	36,729
Kokusai Kogyo Company, Ltd. *	10,000	47,486
Komatsu Electronic Metals Company, Ltd.	3,500	245,614
Komatsu Seiren Company, Ltd.	9,000	46,165
Komatsu Wall Industry Company, Ltd.	2,100	31,601
Konaka Company, Ltd.	2,800	26,592
Konishi Company, Ltd.	4,000	42,008
Kosaido Company, Ltd.	3,800	21,709
Kosei Securities Company, Ltd. (a)	18,000	27,422
Krosaki Harima Corp. (a)	9,000	35,517
Kumagai Gumi Company, Ltd. (a)	33,000	71,666
Kumiai Chemical Industry Company, Ltd.	15,000	32,576
Kurabo Industries, Ltd.	43,000	121,259
Kureha Corp.	27,000	133,682
Kurimoto, Ltd. (a)	27,000	93,862
Kuroda Electric Company, Ltd. (a)	6,400	96,463
Kyoden Company, Ltd.	6,000	19,983
Kyodo Printing Company, Ltd.	11,000	39,131
Kyodo Shiryo Company, Ltd.	21,000	28,759
Kyokuto Kaihatsu Kogyo Company, Ltd.	4,900	43,121
Kyokuyo Company, Ltd.	15,000	30,996
Kyoritsu Maintenance Company, Ltd.	1,300	26,231
Kyosan Electric Manufacturing Company, Ltd.	11,000	43,766
Kyoto Kimono Yuzen Company, Ltd.	20	19,286
Kyowa Leather Cloth Company, Ltd.	2,000	12,690
Kyudenko Corp.	8,000	43,369
Kyushu-Shinwa Holdings, Inc. *	62,000	19,594
Laox Company, Ltd.	10,000	16,450
Life Corp. (a)	8,000	99,186
Macnica, Inc. (a)	2,100	52,753
Maeda Corp. (a)	28,000	124,112
Maeda Road Construction Company, Ltd.	16,000	141,712
Maezawa Kasei Industries Company, Ltd.	2,000	27,065

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Maezawa Kyuso Industries Company, Ltd.	2,400	$42,397
Mandom Corp.	2,800	64,098
Mars Engineering Corp.	1,600	32,284
Marubun Corp.	6,100	69,945
Marudai Food Company, Ltd. (a)	30,000	114,015
Maruetsu, Inc. *	14,000	65,346
Maruha Group, Inc.	28,000	53,547
Marusan Securities Company, Ltd. *	11,000	123,455
Maruwa Company, Ltd. (a)	1,300	25,283
Maruzen Company, Ltd., First Section *	22,000	33,694
Maruzen Showa Unyu Company, Ltd.	12,000	39,869
Maspro Denkoh Corp.	4,000	31,798
Matsuda Sangyo Company, Ltd. (a)	2,500	55,508
Matsui Construction Company, Ltd.	8,000	36,498
Matsuya Company, Ltd.	5,000	85,693
Matsuya Foods Company, Ltd.	2,000	23,386
Matsuzakaya Company, Ltd. (a)	33,000	278,109
Max Company, Ltd.	8,000	124,079
Maxvalu Tokai Company, Ltd. (a)	3,000	52,267
MEC Company, Ltd. (a)	2,400	19,643
Megachips Corp. (a)	2,200	41,627
Meidensha Corp.	20,000	72,769
Meiwa Corp. * (a)	9,000	25,672
Meiwa Estate Company, Ltd.	2,200	30,342
Mercian Corp.	18,200	43,212
Michinoku Bank, Ltd.	29,000	94,469
Mikuni Coca-Cola Bottling Company, Ltd.	10,000	103,642
Mikuni Corp. *	11,000	42,340
Milbon Company, Ltd. (a)	1,200	34,618
Minato Bank, Ltd.	54,000	118,585
Ministop Company, Ltd.	2,300	44,172
Misawa Homes Holdings, Inc. *	4,000	42,656
Mito Securities Company, Ltd.	8,000	34,423
Mitsuba Corp., Ltd.	9,000	66,075
Mitsubishi Cable Industries, Ltd. (a)	20,000	30,631
Mitsubishi Kakoki Kaisha, Ltd.	11,000	49,204
Mitsubishi Paper Mills, Ltd.	52,000	117,143
Mitsubishi Pencil Company, Ltd.	4,000	59,511
Mitsubishi Steel Manufacturing Company, Ltd. (a)	11,000	50,897
Mitsuboshi Belting Company, Ltd. (a)	14,000	82,817
Mitsui High-Tec, Inc.	7,100	95,794
Mitsui Home Company, Ltd.	7,000	42,713
Mitsui Knowledge Industry Company, Ltd. *	134	35,616
Mitsui Mining Company, Ltd. * (a)	17,000	30,307
Mitsui Sugar Company, Ltd.	15,000	48,985
Mitsui-Soko Company, Ltd. (a)	13,000	77,428
Mitsumi Electric Company, Ltd.	13,400	479,948
Mitsumura Printing Company, Ltd.	9,000	34,132
Mitsuuroko Company, Ltd.	14,000	94,502
Miura Company, Ltd. (a)	3,300	101,617
Miyazaki Bank, Ltd.	25,000	107,573
Miyoshi Oil & Fat Company, Ltd.	14,000	25,866

The accompanying notes are an integral part of the financial statements.          223

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Miyuki Holdings Company, Ltd.	4,000	$12,739
Mizuno Corp. (a)	14,000	80,094
Mochida Pharmaceutical Company, Ltd.	11,000	103,667
Modec, Inc. (a)	5,300	207,439
Morinaga & Company, Ltd. (a)	29,000	66,270
Morinaga Milk Industry Company, Ltd.	30,000	120,579
Morita Corp.	6,000	31,068
MOS Food Services, Inc. (a)	4,000	52,121
Moshi Moshi Hotline, Inc.	2,250	100,280
Mr Max Corp.	7,300	35,138
Mutoh Holdings Company, Ltd. *	17,000	38,297
Mutow Company, Ltd.	7,800	32,046
Nagano Bank, Ltd.	12,000	39,383
Nagatanien Company, Ltd.	5,000	35,736
Nakabayashi Company, Ltd.	20,000	38,896
Nakamuraya Company, Ltd.	7,000	33,127
Nakayama Steel Works, Ltd.	24,000	84,600
NEC Fielding, Ltd.	8,900	112,580
NEC Leasing, Ltd. *	3,000	57,372
NEC Mobiling, Ltd.	2,100	37,182
NEC Networks & System Integration Corp. (a)	7,200	75,498
NEC Tokin Corp. (a)	11,000	40,914
Net One Systems Company, Ltd. (a)	89	98,084
Netmarks, Inc.	28	15,315
Neturen Company, Ltd.	8,000	88,035
Nice Corp.	24,000	97,630
Nichia Steel Works, Ltd.	8,000	35,590
Nichias Corp.	10,000	106,074
Nichiban Company, Ltd.	10,000	34,358
Nichicon Corp.	13,800	196,704
Nichiha Corp. (a)	4,200	52,481
Nichii Gakkan Company, Ltd. (a)	5,300	84,951
Nichimo Corp. (a)	28,000	22,916
Nichireki Company, Ltd. *	6,000	22,463
Nichiro Corp.	17,000	29,205
Nidec Copal Corp.	2,700	28,749
Nidec Tosok Corp.	2,800	21,260
Nifco, Inc.	7,000	152,871
Nihon Dempa Kogyo Company, Ltd.	2,700	153,154
Nihon Eslead Corp. (a)	1,300	24,229
Nihon Inter Electronics Corp.	5,000	24,756
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,779
Nihon Kohden Corp. (a)	5,000	92,581
Nihon Nohyaku Company, Ltd. (a)	9,000	50,687
Nihon Parkerizing Company, Ltd. (a)	6,000	93,448
Nihon Yamamura Glass Company, Ltd.	16,000	41,230
Nikkiso Company, Ltd. (a)	8,000	70,597
Nikko Company, Ltd. *	5,000	14,667
Nippei Toyama Corp.	4,000	39,383
Nippo Corp.	13,000	107,978
Nippon Avionics Company, Ltd.	7,000	25,639

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Beet Sugar Manufacturing Company, Ltd.	18,000	$47,405
Nippon Carbon Company, Ltd. (a)	14,000	62,396
Nippon Ceramic Company, Ltd.	3,000	39,820
Nippon Chemical Industrial Company, Ltd.	13,000	35,712
Nippon Chemi-Con Corp.	24,000	203,428
Nippon Concrete Industries Company, Ltd.	16,000	39,804
Nippon Denko Company, Ltd. (a)	12,000	79,543
Nippon Densetsu Kogyo Company, Ltd.	16,000	112,670
Nippon Denwa Shisetsu Company, Ltd.	10,000	34,358
Nippon Fine Chemical Company, Ltd.	6,000	41,959
Nippon Flour Mills Company, Ltd.	28,000	108,002
Nippon Gas Company, Ltd.	5,000	44,933
Nippon Kanzai Company, Ltd.	2,000	52,186
Nippon Kasei Chemical Company, Ltd. (a)	16,000	32,673
Nippon Koei Company, Ltd. (a)	11,000	32,892
Nippon Konpo Unyu Soko Company, Ltd.	11,000	141,996
Nippon Koshuha Steel Company, Ltd. (a)	16,000	34,099
Nippon Metal Industry Company, Ltd. (a)	18,000	91,455
Nippon Paint Company, Ltd. (a)	33,000	167,935
Nippon Parking Development Company, Ltd. (a)	202	14,552
Nippon Piston Ring Company, Ltd. (a)	13,000	28,548
Nippon Restaurant System, Inc.	1,300	40,558
Nippon Road Company, Ltd.	15,000	27,471
Nippon Seiki Company, Ltd.	4,000	89,299
Nippon Sharyo, Ltd.	20,000	43,110
Nippon Shinyaku Company, Ltd.	9,000	82,776
Nippon Signal Company, Ltd.	9,000	58,490
Nippon Soda Company, Ltd.	24,000	92,962
Nippon Synthetic Chemical Industry
Company, Ltd.	11,000	52,145
Nippon System Development Company, Ltd.	4,800	70,441
Nippon Thompson Company, Ltd. (a)	12,000	107,354
Nippon Valqua Industries, Ltd.	10,000	36,303
Nippon Yakin Kogyo Company, Ltd.	9,500	111,085
Nippon Yusoki Company, Ltd.	5,000	30,307
Nipro Corp.	7,000	143,795
Nishimatsu Construction Company, Ltd. (a)	60,000	211,499
Nissan Shatai Company, Ltd.	20,000	117,337
Nissei Corp.	2,900	37,012
Nissei Plastic Industrial Company, Ltd.	4,000	26,320
Nissen Company, Ltd.	5,500	32,758
Nisshin Fudosan Company, Ltd.	2,900	39,621
Nisshin Oillio Group, Ltd.	19,000	110,239
Nissin Corp.	11,000	38,953
Nissin Electric Company, Ltd.	20,000	79,413
Nissin Kogyo Company, Ltd.	5,000	138,973
Nissin Sugar Manufacturing Company, Ltd.	10,000	23,176
Nissui Pharmaceutical Company, Ltd. *	3,000	22,463
Nitta Corp.	4,100	91,366
Nittan Valve Company, Ltd.	4,000	31,279
Nittetsu Mining Company, Ltd.	13,000	105,871

The accompanying notes are an integral part of the financial statements.          224

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nitto Boseki Company, Ltd.	36,000	$137,693
Nitto FC Company, Ltd.	2,000	11,004
Nitto Kogyo Corp.	4,000	58,215
Nitto Kohki Company, Ltd.	3,500	74,875
NIWS Company HQ, Ltd. (a)	122	27,691
NOF Corp.	22,000	101,438
Nohmi Bosai, Ltd.	6,000	35,930
Nomura Company, Ltd. (a)	7,000	37,892
Noritake Company, Ltd.	22,000	101,973
Noritsu Koki Company, Ltd.	2,500	51,051
Noritz Corp. (a)	7,200	139,152
NS Solutions Corp.	2,800	81,002
Odakyu Real Estate Company, Ltd.	6,000	23,873
Oenon Holdings, Inc.	9,000	24,067
Oiles Corp.	5,400	120,335
Oita Bank, Ltd.	23,000	151,153
Okabe Company, Ltd.	9,000	48,572
Okamoto Industries, Inc.	11,000	38,775
Okamoto Machine Tool Works, Ltd.	7,000	30,914
Okamura Corp.	10,000	99,186
Oki Electric Industry Company, Ltd. * (a)	35,000	64,949
Okinawa Electric Power Company, Inc.	2,700	157,968
OKK Corp.	10,000	37,195
Okumura Corp. (a)	26,000	132,944
Okura Industrial Company, Ltd.	8,000	26,125
Okuwa Company, Ltd.	5,000	67,663
Olympic Corp.	4,600	30,193
ONO Sokki Company, Ltd.	5,000	36,465
Onoken Company, Ltd.	3,000	44,415
Organo Corp. (a)	9,000	179,409
Oriental Yeast Company, Ltd.	6,000	33,645
Origin Electric Company, Ltd.	6,000	37,049
Osaka Steel Company, Ltd.	5,200	98,391
Osaki Electric Comany, Ltd. (a)	4,000	31,247
Oyo Corp.	3,400	42,319
Pacific Industrial Company, Ltd.	8,000	39,739
Paramount Bed Company, Ltd. (a)	3,500	53,717
Parco Company, Ltd. (a)	7,000	88,659
Paris Miki, Inc. (a)	3,500	47,336
Pasona, Inc. (a)	36	60,970
Patlite Corp.	3,700	28,783
PCA Corp.	1,500	16,543
Penta-Ocean Construction Company, Ltd.* (a)	79,000	104,347
Pentax Corp.	16,000	99,445
Pigeon Corp.	2,700	43,715
Pilot Corp.	4	29,367
Piolax, Inc.	1,800	32,892
Press Kogyo Company, Ltd.	12,000	50,760
Prima Meat Packers, Ltd. * (a)	25,000	28,767
Raito Kogyo Company, Ltd.	9,900	31,688
Rasa Industries, Ltd. (a)	10,000	28,686
Renown, Inc. *	7,000	51,959

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Resort Solution Company, Ltd.	8,000	$35,072
Resorttrust, Inc. (a)	5,000	114,866
Rhythm Watch Company, Ltd.	20,000	28,848
Ricoh Elemex Corp.	4,000	31,960
Ricoh Leasing Company, Ltd.	3,600	81,391
Right On Company, Ltd.	2,900	47,000
Riken Corp.	16,000	85,053
Riken Keiki Company, Ltd.	4,000	32,187
Riken Technos Corp.	9,000	30,193
Riken Vitamin Company, Ltd.	2,000	52,024
Ringer Hut Company, Ltd.	3,000	36,101
Rock Field Company, Ltd.	1,800	29,537
Roland Corp.	2,700	67,825
Royal Holdings Company, Ltd. (a)	4,000	50,565
Ryobi, Ltd.	23,000	153,576
Ryoden Trading Company, Ltd.	9,000	71,399
Ryosan Company, Ltd.	6,900	169,977
Ryoshoku, Ltd. (a)	4,100	91,698
Ryoyo Electro Corp.	7,100	103,734
S Foods, Inc.	4,000	36,952
S Science Company, Ltd.	102,000	19,837
Sagami Chain Company, Ltd.	4,000	37,600
Saibu Gas Company, Ltd. (a)	84,000	184,466
Saizeriya Company, Ltd.	3,900	53,978
Sakai Chemical Industry Company, Ltd.	32,000	244,269
Sakata Seed Corp.	9,000	111,948
Sala Corp.	8,000	37,470
San-Ai Oil Company, Ltd.	10,000	58,182
Sanden Corp.	42,000	183,445
Sanei-International Company, Ltd.	1,400	44,358
Sankei Building Company, Ltd. (a)	8,000	80,645
Sanki Engineering Company, Ltd.	12,000	95,879
Sankyo Seiko Company, Ltd.	7,000	31,482
Sankyo-Tateyama Holdings, Inc.	35,000	63,814
Sanoh Industrial Company, Ltd. (a)	5,000	43,596
Sanrio Company, Ltd. (a)	3,600	45,742
Sanshin Electronics Company, Ltd.	5,000	70,702
Sanyo Chemical Industries, Ltd.	12,000	79,737
Sanyo Denki Company, Ltd. (a)	16,000	107,484
Sanyo Shokai, Ltd.	18,000	154,759
Sanyo Special Steel Company, Ltd. * (a)	9,000	65,856
Sato Corp. (a)	2,600	48,458
Sato Shoji Corp.	4,000	36,789
Satori Electric Company, Ltd.	2,000	31,149
Secom Joshinetsu Company, Ltd.	900	19,691
Secom Techno Service Company, Ltd.	2,000	80,710
Seibu Electric Industry Comapny, Ltd. *	8,000	39,609
Seijo Corp.	1,400	28,248
Seika Corp.	16,000	44,860
Seikagaku Corp.	4,600	53,453
Seiko Corp.	11,000	85,305
Seiren Company, Ltd.	6,000	59,900

The accompanying notes are an integral part of the financial statements.          225

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Seiyu, Ltd. * (a)	18,000	$21,587
Sekisui Jushi Corp.	5,000	39,788
Sekisui Plastics Company, Ltd.	12,000	41,133
Senko Company, Ltd.	13,000	42,243
Senshu Electric Company, Ltd.	1,500	37,195
Senshukai Company, Ltd.	5,000	64,382
Shibaura Mechatronics Corp. (a)	4,000	24,181
Shibusawa Warehouse Company, Ltd. (a)	10,000	58,101
Shibuya Kogyo Company, Ltd.	3,400	26,587
Shikibo, Ltd. (a)	20,000	28,200
Shikoku Bank, Ltd.	36,000	150,529
Shikoku Chemicals Corp.	6,000	34,861
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	37,919
Shima Seiki Manufacturing, Ltd. (a)	4,900	165,974
Shimizu Bank, Ltd.	2,000	88,165
Shin Nippon Air Technologies Company, Ltd.	4,700	34,392
Shinagawa Refractories Company, Ltd.	8,000	33,905
Shindengen Electric Manufacturing
Company, Ltd.	21,000	101,082
Shin-Etsu Polymer Company, Ltd.	8,000	109,039
Shinkawa, Ltd.	3,900	81,852
Shin-Keisei Electric Railway Company, Ltd.	10,000	33,386
Shinki Company, Ltd.	10,600	21,388
Shinko Electric Company, Ltd.	13,000	40,241
Shinko Plantech Company, Ltd.	6,000	83,676
Shinko Shoji Company, Ltd.	3,000	67,218
Shin-Kobe Electric Machinery Company, Ltd.	6,000	29,269
Shinmaywa Industries, Ltd.	21,000	104,655
Shinsho Corp.	13,000	43,507
Shinwa Kaiun Kaisha, Ltd.	16,000	123,690
Shiroki Corp.	12,000	26,936
Shizuki Electric Company, Inc.	9,000	29,974
Shizuoka Gas Company, Ltd.	11,000	60,524
Sho-Bond Corp.	4,200	43,768
Shobunsha Publications, Inc.	2,400	23,668
Shochiku Company, Ltd. (a)	14,000	104,145
Shoko Company, Ltd. (a)	19,000	30,485
Showa Aircraft Industry Company, Ltd.	3,000	40,476
Showa Corp. *	2,900	38,587
Showa Sangyo Company, Ltd.	20,000	45,865
Siix Corp.	2,000	32,900
Sinanen Company, Ltd.	9,000	44,634
Sintokogio, Ltd.	8,000	117,272
SKY Perfect JSAT Corp. *	56	26,138
SMK Corp.	8,000	53,223
Snow Brand Milk Products Company, Ltd.	29,000	92,354
SNT Corp.	7,000	42,543
Sodick Company, Ltd.	18,000	128,941
Soft99 Corp.	4,800	36,368
Sogo Medical Company, Ltd.	1,400	39,253
Sorun Corp.	4,600	34,107
Space Company, Ltd.	4,700	37,857

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
SSP Company, Ltd.	29,000	$140,764
ST Chemical Company, Ltd.	3,000	35,590
St. Marc Holdings Company, Ltd.	1,000	49,917
Star Micronics Company, Ltd.	5,000	133,301
Starzen Company, Ltd.	14,000	32,900
Stella Chemifa Corp. (a)	1,000	29,577
Sugi Pharmacy Company, Ltd. (a)	7,700	175,645
Sugimoto & Company, Ltd.	2,500	38,653
Sumida Corp. (a)	1,900	27,729
Suminoe Textile Company, Ltd.	10,000	28,686
Sumisho Computer Systems Corp.	4,700	93,120
Sumitomo Coal Mining Company, Ltd. * (a)	25,000	26,539
Sumitomo Densetsu Company, Ltd. *	12,700	44,253
Sumitomo Light Metal Industries, Ltd.	31,000	73,352
Sumitomo Mitsui Company, Ltd. * (a)	10,000	21,312
Sumitomo Pipe & Tube Company, Ltd.	6,000	46,044
Sumitomo Precision Products Company, Ltd.	7,000	37,608
Sumitomo Seika Chemicals Company, Ltd.	8,000	41,684
Sun Wave Corp.	10,000	25,769
Suruga Corp.	6,000	140,513
SWCC Showa Holdings Company, Ltd.	30,000	43,029
SxL Corp. *	26,000	21,069
T. Hasegawa Company, Ltd.	4,600	76,601
T. Rad Company, Ltd. (a)	9,000	52,729
Tachibana Eletech Company, Ltd.	4,000	39,383
Tachi-S Company, Ltd. (a)	5,300	51,795
Tadano, Ltd.	17,000	253,337
Taihei Dengyo Kaisha, Ltd.	6,000	45,460
Taihei Kogyo Company, Ltd. (a)	12,000	79,737
Taiho Kogyo Company, Ltd.	3,200	47,376
Taikisha, Ltd. (a)	7,000	98,075
Taisei Rotec Corp.	18,000	33,256
Takagi Securities Company, Ltd. (a)	10,000	40,760
Takamatsu Corp.	4,800	63,790
Takano Company, Ltd.	1,800	18,306
Takaoka Electric Manufacturing Company, Ltd. (a)	17,000	28,240
Takara Standard Company, Ltd.	34,000	189,830
Takasago International Corp.	8,000	46,222
Takasago Thermal Engineering Company, Ltd.	14,000	132,166
Takiron Company, Ltd.	10,000	32,657
Takuma Company, Ltd. (a)	15,000	92,865
Tamura Corp.	9,000	47,697
Tamura Taiko Holdings, Inc.	8,000	23,792
Tasaki Shinju Company, Ltd.	7,000	27,171
Tatsuta Electric Wire & Cable Company, Ltd.	14,000	39,366
Tayca Corp.	10,000	30,712
Teac Corp. * (a)	27,000	27,349
Techno Ryowa, Ltd.	3,100	23,362
Tecmo, Ltd. (a)	4,900	46,338
Teikoku Piston Ring Company, Ltd.	3,000	23,702
Teikoku Tsushin Kogyo Company, Ltd.	7,000	31,652

The accompanying notes are an integral part of the financial statements.          226

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tekken Corp. (a)	20,000	$25,931
Tenma Corp.	5,200	87,436
Tigers Polymer Corp. *	1,000	6,467
TIS, Inc.	5,500	126,129
TKC Corp.	3,700	67,161
TOA Corp. *	32,000	50,565
TOA Oil Company, Ltd.	23,000	41,562
Toagosei Company, Ltd.	57,000	224,018
Tobishima Corp. * (a)	38,500	23,399
Tobu Store Company, Ltd.	14,000	38,799
TOC Company, Ltd. (a)	20,000	205,826
Tocalo Company, Ltd. (a)	2,000	48,620
Tochigi Bank, Ltd.	19,000	124,095
Toda Kogyo Corp.	10,000	39,950
Todentsu Corp. *	13,000	39,925
Toei Company, Ltd. (a)	11,000	73,806
Toenec Corp.	11,000	48,045
Toho Bank, Ltd.	35,000	150,885
Toho Company, Ltd.	10,000	32,333
Toho Real Estate Company, Ltd.	6,000	43,564
Toho Tenax Company, Ltd. * (a)	11,000	68,814
Toho Zinc Company, Ltd.	13,000	119,250
Tohoku Bank, Ltd.	15,000	26,498
Tokai Carbon Company, Ltd.	28,000	262,064
Tokai Corp.	7,000	23,257
Tokimec, Inc.	14,000	32,673
Toko Electric Corp.	10,000	34,520
Toko, Inc. (a)	15,000	37,316
Tokushima Bank, Ltd.	15,000	100,887
Tokushu Tokai Holdings Company, Ltd. *	23,110	56,368
Tokyo Dome Corp.	21,000	107,378
Tokyo Electron Device, Ltd.	17	31,271
Tokyo Energy & Systems, Inc. (a)	5,000	40,639
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	30,793
Tokyo Leasing Company, Ltd.	8,500	126,531
Tokyo Rakutenchi Company, Ltd.	8,000	35,266
Tokyo Rope Manufacturing Company, Ltd.	19,000	36,644
Tokyo Style Company, Ltd.	14,000	158,146
Tokyo Tekko Company, Ltd. (a)	4,000	25,347
Tokyo Theatres Company, Inc. (a)	11,000	28,257
Tokyotokeiba Company, Ltd. (a)	33,000	86,909
Tokyu Community Corp.	1,500	43,637
Tokyu Construction Company, Ltd. (a)	11,840	67,545
Tokyu Livable, Inc.	2,100	42,458
Tokyu Recreation Company, Ltd.	6,000	33,208
Tokyu Store Chain Company, Ltd.	12,000	62,623
Toli Corp.	10,000	25,931
Tomato Bank, Ltd.	16,000	32,414
Tomen Electronics Corp.	1,700	25,471
Tomoe Corp.	8,000	25,866
Tomoku Company, Ltd.	16,000	34,618
Tomy Company, Ltd. (a)	5,900	38,870

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tonami Transportation Company, Ltd.	14,000	$37,551
Topre Corp.	6,000	58,831
Topy Industries, Ltd.	19,000	72,055
Tori Holdings Company, Ltd.	82,000	18,605
Torigoe Company, Ltd.	5,000	34,358
Torii Pharmaceutical Company, Ltd.	3,400	55,241
Torishima Pump Manufacturing Company, Ltd. (a)	5,000	60,532
Toshiba Plant Systems & Services Corp.	10,000	82,655
Tosho Printing Company, Ltd.	9,000	27,422
Totetsu Kogyo Company, Ltd.	7,000	43,621
Tottori Bank, Ltd.	12,000	31,701
Touei Housing Corp. (a)	5,000	69,041
Towa Bank, Ltd. (a)	28,000	48,556
Towa Corp. (a)	4,900	43,558
Towa Pharmaceutical Company, Ltd.	1,800	73,660
Towa Real Estate Development Company, Ltd. * (a)	7,500	28,868
Toyo Construction Company, Ltd. * (a)	30,000	31,846
Toyo Corp.	3,700	52,470
Toyo Electric Manufacturing Company, Ltd.	6,000	22,463
Toyo Engineering Corp.	19,000	115,935
Toyo Ink Manufacturing Company, Ltd.	30,000	114,258
Toyo Kanetsu KK	15,000	37,316
Toyo Kohan Company, Ltd.	12,000	56,886
Toyo Machinery & Metal Company, Ltd.	4,000	24,894
Toyo Securities Company, Ltd.	14,000	58,199
Toyo Tire & Rubber Company, Ltd. (a)	33,000	171,411
Toyo Wharf & Warehouse Company, Ltd. (a)	16,000	33,840
Trans Cosmos, Inc. (a)	2,100	40,246
Trusco Nakayama Corp. (a)	5,400	106,114
Tsubakimoto Chain Company, Ltd.	19,000	136,875
Tsugami Corp. (a)	8,000	38,248
Tsukishima Kikai Company, Ltd.	5,000	47,972
Tsurumi Manufacturing Company, Ltd.	4,000	40,193
Tsutsumi Jewelry Company, Ltd.	3,700	90,248
TTK Company, Ltd.	7,000	40,274
TYK Corp. *	16,000	39,934
Ube Material Industries, Ltd. (a)	12,000	37,438
Uchida Yoko Company, Ltd.	7,000	35,225
Unicharm Petcare Corp. (a)	2,000	80,548
Uniden Corp.	9,000	65,783
Unimat Life Corp.	2,800	34,738
Union Tool Company, Ltd. (a)	1,200	44,245
Unitika, Ltd. (a)	51,000	65,710
U-Shin, Ltd.	4,000	20,777
Valor Company, Ltd. (a)	6,000	68,312
Venture Link Company, Ltd. * (a)	12,400	22,408
Victor Company of Japan, Ltd. * (a)	19,000	60,816
Vital-Net, Inc.	6,500	37,397
Wakachiku Construction Company, Ltd.	17,000	19,975
Warabeya Nichiyo Company, Ltd.	2,500	32,717
Watabe Wedding Corp.	2,000	32,738

The accompanying notes are an integral part of the financial statements.          227

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Watami Company, Ltd. (a)	5,900	$91,030
Wood One Company, Ltd.	6,000	46,627
Yahagi Construction Company, Ltd.	8,000	31,247
Yaizu Suisankagaku Industry Company, Ltd.	2,700	27,808
Yamagata Bank, Ltd.	28,000	141,356
Yamaichi Electronics Company, Ltd.	3,900	29,138
Yaoko Company, Ltd.	3,200	81,423
Yasuda Warehouse Company, Ltd.	4,000	39,545
Yellow Hat, Ltd.	3,600	25,963
Yodogawa Steel Works, Ltd.	27,000	149,654
Yokogawa Bridge Corp. * (a)	9,000	52,729
Yokohama Reito Company, Ltd.	11,000	80,135
Yomeishu Seizo Company, Ltd.	6,000	61,699
Yomiuri Land Company, Ltd. (a)	6,000	31,701
Yondenko Corp.	7,000	35,963
Yonekyu Corp.	3,500	40,274
Yorozu Corp.	3,000	33,427
Yoshimoto Kogyo Company, Ltd.	5,000	79,008
Yoshinoya D&C Company, Ltd.	50	93,189
Yuasa Funashoku Company, Ltd. *	10,000	29,658
Yuasa Trading Company, Ltd.	21,000	37,268
Yukiguni Maitake Company, Ltd.	7,100	24,797
Yuraku Real Estate Company, Ltd.	7,000	33,694
Yurtec Corp.	9,000	49,885
Yushiro Chemical Industry Company, Ltd. (a)	2,000	37,519
Zenrin Company, Ltd.	4,600	120,400
Zuken, Inc. (a)	4,400	44,569

		52,907,681

Netherlands - 2.43%
Aalberts Industries NV	38,420	1,057,019
Accell Group NV	1,129	46,294
Arcadis NV	1,567	133,466
Beter Bed Holdings NV	1,861	63,050
Brunel International NV	1,198	41,301
Corporate Express NV, SADR (a)	1,700	26,027
Draka Holding NV	1,175	59,570
Eriks Group NV	887	76,748
Gamma Holding NV	431	38,504
Getronics NV * (a)	4,302	31,989
Grolsch NV	1,177	50,172
Grontmij NV	1,708	80,704
Heijmans NV	920	54,428
ICT Automatisering NV	1,785	33,713
Imtech NV	10,827	940,610
KAS Bank NV	619	21,583
Koninklijke Boskalis Westinster NV	7,359	293,595
Koninklijke Ten Cate NV	3,853	147,885
Laurus NV * (a)	9,291	42,079
Macintosh Retail Group NV	2,604	116,176
Nutreco Holding NV	4,100	300,153
Oce N.V. (a)	9,856	192,410

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
OPG Groep NV	8,372	$305,487
Ordina NV	4,066	84,654
Pharming Group NV * (a)	8,121	33,267
Sligro Food Group NV	3,098	128,708
Smit Internationale NV	1,358	106,669
Stork NV	1,018	66,062
Telegraaf Media Groep NV (a)	6,008	211,186
TKH Group NV	6,216	187,403
Unit 4 Agresso NV	2,085	56,658
Univar NV	1,747	92,585
Wegener NV	3,531	93,088

		5,213,243

New Zealand - 0.40%
Fisher & Paykel Appliances Holdings, Ltd. (a)	43,440	116,840
Freightways, Ltd.	17,697	53,755
Infratil, Ltd. *	55,708	137,351
Mainfreight, Ltd.	10,000	57,195
Nuplex Industries, Ltd. (a)	14,334	79,545
PGG Wrightson, Ltd. (a)	46,710	62,096
Port of Tauranga, Ltd. (a)	12,337	67,128
Pumpkin Patch, Ltd. (a)	20,900	54,115
Ryman Healthcare, Ltd.	83,695	143,607
Tourism Holdings, Ltd.	27,130	52,422
Tower, Ltd. *	24,522	44,729

		868,783

Norway - 1.11%
Acta Holding ASA (a)	10,000	52,580
Aktiv Kapital ASA *	5,200	84,670
Altinex ASA * (a)	15,000	55,209
Bonheur ASA	3,500	169,782
Det Norske Oljeselskapb ASA *	26,600	55,900
EDB Business Partner ASA	9,800	89,759
Ekornes ASA	7,000	159,690
Ementor ASA *	9,000	83,958
Expert ASA (a)	3,200	86,299
Fast Search & Transfer ASA *	36,000	88,538
Ganger Rolf ASA	1,600	71,916
Kongsberg Gruppen ASA	1,700	70,643
Leroy Seafood Group ASA	4,800	100,546
Ocean RIG ASA * (a)	32,900	244,973
Sevan Marine ASA *	9,200	96,747
Solstad Offshore ASA	4,600	124,054
Sparebanken Midt-Norge	8,600	102,106
Tandberg ASA	12,750	287,079
Tomra Systems ASA	24,000	210,455
Veidekke ASA	13,000	137,810

		2,372,714

Poland - 0.03%
Fabryka Kotlow Rafako SA *	13,412	69,803

Portugal - 0.33%
Jeronimo Martins, SGPS SA	6,875	40,618

The accompanying notes are an integral part of the financial statements.          228

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Portugal (continued)
Mota Engil, SGPS SA	19,025	$182,618
Semapa-Sociedade de Investimento e Gestao, SGPS SA	4,056	73,150
Sonae Industria, SGPS SA, New *	3,131	45,504
Sonaecom, SGPS SA * (a)	38,601	255,714
Teixeira Duarte, Engenharia e Construcoes SA	21,621	118,384

		715,988

Singapore - 1.68%
Allgreen Properties, Ltd.	76,500	104,493
Bonvests Holdings, Ltd.	56,400	63,400
Bukit Sembawang Estates, Ltd. *	6,000	47,448
Cerebos Pacific, Ltd.	16,000	42,246
CH Offshore, Ltd.	136,000	65,773
China Merchants Holdings Pacific, Ltd.	73,000	43,654
Chuan Hup Holdings, Ltd.	182,000	48,173
Creative Technology, Ltd.	15,500	78,001
Delong Holdings, Ltd. *	45,500	111,810
Ezra Holdings Pte, Ltd.	41,000	155,415
Goodpack, Ltd.	36,000	51,526
Hartford Education Corp., Ltd.	4,582	1,707
Hi-P International, Ltd. (a)	126,000	81,112
Hong Leong Asia, Ltd.	42,000	93,876
Hotel Plaza, Ltd.	21,000	31,978
Hotel Properties, Ltd. *	35,000	137,246
HTL International Holdings, Ltd.	58,000	34,495
Hwa Hong Corp., Ltd.	92,000	53,513
Hyflux, Ltd.	55,000	105,320
Jaya Holdings, Ltd.	96,000	109,797
Jurong Technologies Industrial Corp., Ltd. (a)	49,500	29,278
K1 Ventures, Ltd. *	367,000	75,554
Keppel Telecommunications & Transportation Company, Ltd.	57,000	122,933
Kim Eng Holdings, Ltd.	48,000	64,310
Labroy Marine, Ltd. (a)	105,000	180,478
Metro Holdings, Ltd.	74,000	51,748
MFS Technology, Ltd. *	113,000	59,081
Midas Holdings, Ltd.	92,000	125,064
MMI Holding, Ltd.	89,000	95,392
NatSteel, Ltd.	21,000	24,979
Orchard Parade Holdings, Ltd. *	70,000	93,785
Osim International, Ltd. (a)	43,000	19,953
Pan-United Marine, Ltd.	47,000	72,799
Petra Foods, Ltd.	46,000	47,500
Raffles Education Corp., Ltd.	110,000	163,911
Robinson & Company, Ltd.	13,000	41,631
Singapore Food Industries, Ltd.	21,000	12,627
Sinomem Technology, Ltd. * (a)	81,000	80,465
Straits Trading Company, Ltd.	63,000	189,399
Sunningdale Tech, Ltd.	144,000	44,232
Tat Hong Holdings, Ltd. *	26,000	35,684
Unisteel Technology, Ltd. (a)	43,750	64,048
United Engineers, Ltd.	32,000	81,563

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
United Test & Assembly Center, Ltd. *	238,000	$180,433
UOB-Kay Hian Holdings, Ltd.	94,000	132,697
WBL Corp., Ltd.	13,000	42,311

		3,592,838

South Korea - 0.32%
Bukwang Pharmaceutical Company, Ltd.	5,082	142,473
Dongbu Hannong Chemicals Company, Ltd.	1,739	33,694
Pantech & Curitel Communications, Inc. *	26,470	0
Pantech Company, Ltd. *	8,860	0
Taeyoung Engineering & Construction, Ltd.	12,700	151,215
Tong Yang Investment Bank	15,326	303,584
Woongjin Holdings Company, Ltd.	721	14,204
Woongjin Thinkbig Company, Ltd. *	2,038	48,536

		693,706

Spain - 1.94%
Abengoa SA (a)	7,583	312,374
Adolfo Dominguez SA	1,759	93,506
Amper SA	8,329	117,108
Avanzit SA *	17,987	130,099
Banco Guipuzcoano SA	18,728	368,649
Campofrio Alimentacion SA	2,136	42,450
Construcciones y Auxiliar de Ferrocarriles SA	428	133,520
Duro Felguera SA	6,660	70,681
Faes Farma SA (a)	9,640	218,821
Grupo Empresarial Ence SA	20,720	241,747
La Seda de Barcelona SA, Series B *	38,649	121,746
Mecalux SA * (a)	2,622	121,233
Natra SA	4,032	57,563
Natraceutical SA * (a)	35,597	70,744
Obrascon Huarte Lain SA	7,054	319,383
Pescanova SA	1,382	70,943
Prim SA	2,640	57,999
Prosegur Cia de Seguridad SA	1,259	48,306
Service Point Solutions SA * (a)	19,294	99,643
Sociedad Nacional Inds., Aplicaciones Celulosa Espanola SA *	11,029	71,720
SOS Cuetara SA	20,535	411,715
Tecnocom Telecomunicaciones y Energia SA * (a)	3,303	59,302
Tubacex SA (a)	28,525	241,027
Unipapel SA *	1,050	41,309
Uralita SA (a)	15,058	141,079
Urbas Proyectos Urbanisticos SA *	10,449	25,286
Vidrala SA (a)	1,663	59,760
Viscofan SA (a)	11,757	273,233
Zeltia SA * (a)	14,274	134,698

		4,155,644

Sweden - 2.26%
AddTech AB, Series B	2,600	64,167
Angpanneforeningen AB, Series B	2,600	71,381
Axfood AB	5,450	193,399
Axis Communications AB	10,500	234,603

The accompanying notes are an integral part of the financial statements.          229

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Bergman & Beving AB, Series B	4,000	$142,237
Billerud Aktibolag AB	10,000	151,875
Cardo AB (a)	3,200	139,958
Clas Ohlson AB, Series B (a)	2,475	55,119
D. Carnegie & Company AB	30,200	530,328
Fabege AB, ADR (a)	4,400	48,512
Gunnebo AB	8,726	105,447
Haldex AB	4,300	98,273
HIQ International AB	8,000	47,782
Hoganas AB, Series B	5,800	172,363
IBS AB, Series B *	23,000	68,519
JM AB	14,638	446,766
Lennart Wallenstam Byggnads AB, Series B	3,900	91,125
Lindex AB (a)	9,700	130,674
Meda AB, Series A	9,000	142,273
Micronic Laser Systems AB * (a)	6,200	42,735
Munters AB *	7,350	115,385
New Wave Group AB, Series B (a)	4,600	54,580
Nibe Industrier AB, Series B (a)	4,800	96,382
Nobia AB	25,200	314,644
Nolato AB, Series B	4,000	35,632
Obsever AB *	19,000	74,083
PartnerTech AB	1,600	25,001
Peab AB, Series B	7,200	225,008
Q-Med AB	9,200	131,664
RNB Retail & Brands AB	5,416	67,228
SkiStar AB, Series B (a)	6,100	104,224
Studsvik AB	1,000	32,565
Sweco AB, Series B *	7,000	67,467
Teleca AB, Series B * (a)	6,800	28,996
Telelogic AB *	19,000	58,267
Trelleborg AB, Series B	15,800	437,239

		4,845,901

Switzerland - 5.16%
Affichage Holding Genf *	309	69,923
AFG Arbonia-Forster Holdings AG	291	151,669
Allreal Holding AG	916	102,742
Bank Coop AG	1,859	122,556
Bank Sarasin & Compagnie AG, Series B	61	259,627
Banque Cantonale Vaudoise, Series B	607	312,401
Barry Callebaut AG *	588	444,807
Belimo Holding AG	64	68,962
Berner Kantonalbank *	910	160,575
Bobst Group AG	40	2,516
Bucher Industries AG	1,199	192,275
Charles Voegele Holding AG *	913	101,436
Conzzeta Holding AG	37	78,286
Emmi AG	445	57,256
EMS-Chemie Holding AG	425	55,551
Energiedienst Holding AG *	299	163,411
Flughafen Zuerich AG	437	177,784

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Forbo Holding AG *	348	$190,475
Galenica Holding Company AG	430	157,724
Georg Fischer AG *	609	460,195
Gurit Heberlein AG	364	471,318
Helvetia Patria Holding AG	685	263,010
Hiestand Holding AG, Series A	39	64,899
Jelmoli Holding AG	135	473,675
Kaba Holding AG, Series B * (a)	447	131,460
Kuoni Reisen Holding AG, Series B	1,959	1,177,865
Luzerner Kantonalbank	1,251	277,977
Mobilezone Holding AG	10,362	65,688
Phoenix Mecano AG	228	102,443
PubliGroupe SA	418	144,103
Rieter Holdings AG	615	321,794
Schulthess Group AG	810	101,573
Schweizerische
National-Versicherungs-Gesellschaft AG	78	64,995
SEZ Holding AG	972	29,975
Sia Abrasives Holding AG	131	50,298
Sika AG	331	676,007
St. Galler Kantonalbank * (a)	614	304,467
Swissfirst AG	1,127	88,385
Swissquote Group Holding SA *	1,240	60,779
Tamedia AG	451	63,002
Tecan Group AG *	2,488	167,479
Temenos Group AG * (a)	3,323	79,811
Valiant Holding AG *	3,659	524,593
Valora Holding AG	778	203,382
Verwaltungs-und Privat-Bank AG	3,265	850,858
Von Roll Holding AG *	45,601	402,329
Vontobel Holdings AG (a)	9,372	538,999
WMH Walter Meier AG, Series A *	178	29,504

		11,060,839

Taiwan - 0.18%
Fu Sheng Industrial Company, Ltd. *	91,000	103,396
Shinkong Synthetic Fibers Corp. *	410,365	152,916
Sinyi Realty Company, Ltd.	28,000	96,640
Ya Hsin Industrial Company, Ltd.	138,000	25,122

		378,074

Thailand - 0.00%
Bangkok Aviation Fuel Services PCL	27,874	8,558

United Kingdom - 17.75%
A.G. Barr PLC	1,500	38,998
Abacus Group PLC	13,889	27,514
Abbot Group PLC	27,144	146,068
Aberdeen Asset Management PLC	87,431	343,766
AEA Technology PLC *	19,508	47,743
Aga Foodservice Group PLC *	19,460	146,684
Aggreko PLC	47,192	543,876
Alexon Group PLC	8,602	44,003
Alfred McAlpine PLC	19,342	166,844

The accompanying notes are an integral part of the financial statements.          230

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Alizyme PLC *	22,479	$43,177
Amstrad PLC	12,281	30,672
Anglo-Eastern Plantations PLC	8,092	65,175
Anite Group PLC	66,831	99,879
Arena Leisure PLC	107,875	138,498
Arriva PLC	20,459	283,188
Ashtead Group PLC	50,307	153,396
Atrium Underwriting PLC	8,685	51,527
Autonomy Corp. PLC *	30,010	433,451
Aveva Group PLC	5,910	109,666
Avis Europe PLC *	71,985	74,730
Axis-Shield PLC *	6,528	29,203
Axon Group PLC	6,620	105,045
Bespak PLC	3,566	47,535
Biocompatibles International PLC *	10,935	40,582
Blacks Leisure Group PLC	8,616	53,926
Blinkx PLC *	30,010	26,188
Bloomsbury Publishing PLC	13,378	53,137
Bodycote International PLC	123,466	677,402
Bovis Homes Group PLC	26,718	478,627
BPP Holdings PLC	5,007	57,453
Braemar Seascope Group PLC	5,361	44,900
Brewin Dolphin Holdings PLC	48,637	213,187
Brit Insurance Holdings PLC	76,977	531,590
BSS Group PLC	10,970	106,236
Burren Energy PLC	14,820	242,891
Capital & Regional PLC	13,564	316,453
Care UK PLC	9,522	147,464
Carillion PLC	44,876	362,795
Carpetright PLC	5,505	124,789
Catlin Group, Ltd.	10,377	99,712
Centaur Media PLC	36,430	97,197
Ceramic Fuel Cells, Ltd. *	40,600	34,818
Charles Taylor Consulting PLC	6,425	50,202
Chemring Group PLC	10,411	410,599
Chime Communications PLC	60,938	66,318
Chloride Group PLC	45,330	152,997
Christian Salvesen PLC	75,032	90,687
Chrysalis Group PLC	21,622	51,941
Clinton Cards PLC	33,476	42,811
Communisis PLC	31,511	41,878
Computacenter PLC	12,617	57,138
Cookson Group PLC	27,938	397,359
Costain Group PLC *	86,824	82,732
Cranswick PLC	8,057	137,222
Creston PLC	10,587	34,618
Croda International PLC	19,600	250,459
CSR PLC *	3,852	60,543
Dairy Crest Group PLC	15,460	211,047
Dana Petroleum PLC *	9,954	218,253
Datamonitor PLC	5,458	69,855
Davis Service Group PLC	24,951	311,580

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Dawson Holdings PLC	18,986	$40,182
De La Rue PLC	24,672	385,553
Delta PLC	17,178	46,004
Detica Group PLC	24,675	190,448
Development Securities PLC	8,899	108,539
Devro PLC	35,231	79,156
Diploma PLC	2,935	53,166
Domestic & General Group PLC	4,773	130,218
Domino Printing Sciences PLC	24,282	164,278
DS Smith PLC	71,346	332,047
DTZ Holdings PLC	7,566	78,924
E2V Technologies PLC	17,360	131,726
Electrocomponents PLC	97,748	519,632
Elementis PLC	86,991	171,891
Ennstone PLC	59,550	59,730
Enodis PLC	37,756	149,587
Entertainment Rights PLC *	100,576	64,563
Erinaceous Group PLC	13,908	59,985
Euromoney Institutional Investor PLC	7,086	93,107
Evolution Group PLC	47,411	128,397
Expro International Group PLC	13,879	271,877
F&C Asset Management PLC	60,938	225,236
Fenner PLC	21,742	103,369
Filtrona PLC	51,099	267,287
Findel PLC	12,673	183,679
First Choice Holidays PLC	48,309	309,144
FKI PLC	89,617	227,417
Forth Ports PLC	8,466	313,340
Fortune Oil PLC *	359,509	44,065
French Connection Group PLC	8,047	33,092
Fuller, Smith & Turner PLC	3,727	139,961
Galiform PLC *	201,168	549,841
Galliford Try PLC	45,150	143,785
Game Group PLC	60,751	203,827
GCAP Media PLC	10,000	39,018
Go-Ahead Group PLC	5,758	302,632
Greene King PLC	26,500	517,516
Gyrus Group PLC *	21,670	205,292
Halfords Group PLC	22,110	172,314
Halma PLC	53,572	258,730
Hampson Industries PLC *	14,601	55,066
Headlam Group PLC	16,906	188,224
Helical Bar PLC	19,485	180,977
Helphire PLC	17,190	132,332
Henderson Group PLC	135,328	426,894
Henry Boot PLC	26,180	134,447
Highway Insurance Holdings PLC	28,215	41,885
Hill & Smith Holdings PLC	11,574	85,210
Hiscox PLC	67,190	384,479
HMV Group PLC	14,255	34,101
Holidaybreak PLC	3,855	67,241
Homeserve PLC	33,099	1,192,513

The accompanying notes are an integral part of the financial statements.          231

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Hunting PLC	20,921	$307,420
Huntsworth PLC	20,523	44,464
Hyder Consulting PLC	4,872	53,754
IG Group Holdings PLC	35,770	212,220
Intec Telecom Systems PLC *	38,573	40,431
Interserve PLC	18,083	172,308
Intertek Group PLC	21,026	415,043
ITE Group PLC	35,107	119,021
J.D. Wetherspoon PLC	21,465	239,198
James Fisher & Sons PLC	9,920	119,798
Jessops PLC	13,570	4,287
JJB Sports PLC	40,927	210,180
JKX Oil & Gas PLC	20,877	141,137
John Wood Group PLC	25,390	172,410
Johnson Service Group PLC	7,456	51,602
Keller Group PLC	21,691	468,638
Kensington Group PLC	6,762	62,229
Kier Group PLC	5,040	207,467
Kiln, Ltd.	34,221	78,260
Laird Group PLC *	25,042	274,535
Laura Ashley Holdings PLC	103,488	53,977
LogicaCMG PLC	18,929	57,497
Lookers PLC	28,870	103,378
Low & Bonar PLC	25,560	73,835
Luminar PLC	11,233	157,738
M.J. Gleeson Group PLC	10,775	87,055
Marshalls PLC	22,651	157,787
Marston’s PLC	54,212	432,289
Marylebone Warwick Balfour Group PLC *	22,899	126,211
McBride PLC	15,311	67,342
Melrose Resources PLC	8,798	60,669
Metalrax Group PLC	22,036	32,049
Mice Group PLC	48,380	5,823
Minerva PLC *	16,810	119,206
Misys PLC	59,049	277,778
Mitie Group PLC	40,564	214,826
Monitise PLC *	27,374	11,806
Morgan Crucible Company PLC	39,661	230,730
Morgan Sindall PLC	3,466	104,851
Morse PLC	27,374	52,168
Mothercare PLC	6,090	47,035
Mouchel Parkman PLC	15,227	117,908
N Brown Group PLC	39,636	242,511
Northgate Information Solutions PLC	63,384	101,721
Northgate PLC	10,250	211,172
NSB Retail Systems PLC	75,768	42,938
Pendragon PLC	167,620	265,641
Photo-Me International PLC	24,627	37,299
Pinewood Shepperton PLC	8,060	43,656
Premier Farnell PLC	63,770	255,852
Premier Oil PLC *	14,615	327,194
Protherics PLC *	51,506	61,478

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Psion PLC	28,332	$72,181
PZ Cussons PLC	25,240	82,531
Rathbone Brothers PLC	10,811	272,394
Raymarine PLC	13,300	108,590
Redrow PLC	33,287	340,888
Regent Inns PLC *	26,754	44,814
Regus Group PLC	127,837	346,204
Renishaw PLC	8,451	101,634
Rensburg Sheppards PLC	5,301	88,263
Restaurant Group PLC	43,039	284,917
RM PLC	11,530	48,052
Robert Walters PLC	17,462	135,214
Robert Wiseman Dairies PLC	6,778	68,529
Rotork PLC	8,580	157,145
Royalblue Group PLC	4,074	74,780
RPC Group PLC	19,953	114,276
RPS Group PLC	51,084	359,182
Sanctuary Group PLC *	41,903	16,812
Savills PLC	23,562	279,818
SDL PLC *	12,484	104,932
Senior PLC	89,677	176,299
Severfield-Rowen PLC	1,929	87,648
Shanks Group PLC	23,610	117,933
Shore Capital Group PLC	22,807	35,115
Skyepharma PLC *	127,236	67,639
Smiths News PLC	32,271	86,748
Soco International PLC *	8,946	345,642
Sondex PLC	15,395	111,102
Spectris PLC	18,161	330,073
Speedy Hire PLC	4,151	99,093
Spirax-Sarco Engineering PLC	18,222	367,005
Spirent Communications PLC, ADR *	92,513	139,653
Spirent Communications PLC *	992	5,853
Sportech PLC *	67,000	21,505
SSL International PLC	27,606	241,868
St. Ives Group PLC	10,242	49,773
St. Modwen Properties PLC	23,999	283,563
Stagecoach Group PLC *	46,745	171,370
Surfcontrol PLC *	4,312	57,956
Taylor Nelson Sofres PLC	59,710	283,882
TDG PLC	7,411	43,560
Telent PLC *	12,126	125,276
The Weir Group PLC	35,685	522,577
Thomas Cook Group PLC *	74,060	481,361
THUS Group PLC *	22,962	84,410
Topps Tiles PLC	36,666	167,519
Town Centre Securities PLC	4,155	40,009
TT electronics PLC	25,513	94,172
UK Coal PLC *	25,532	263,519
Ultra Electronics Holdings PLC	8,853	192,336
Umeco PLC *	4,748	55,720
Uniq PLC	31,402	144,414

The accompanying notes are an integral part of the financial statements.          232

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Venture Production PLC *	14,570	$215,996
Vernalis PLC *	60,104	72,946
Victrex PLC	6,505	93,499
VT Group PLC	22,913	270,272
W.S. Atkins PLC	13,042	267,385
WH Smith PLC	32,271	258,463
Whatman PLC	20,925	111,448
White Young Green PLC	4,301	38,956
Wilmington Group PLC	8,076	36,614
Wincanton PLC	5,056	41,940
Wolfson Microelectronics PLC *	11,274	68,584
Woolworths Group PLC	185,655	99,626
WSP Group PLC	10,892	163,437
Xaar PLC	8,223	38,270
Xansa PLC	25,638	44,102
Yule Catto & Company PLC	50,811	232,399

		38,065,656

TOTAL COMMON STOCKS (Cost $176,399,342)		$211,258,139

PREFERRED STOCKS - 0.01%

Spain - 0.01%
Banco Guipuzcoano SA *	1,702	33,503

TOTAL PREFERRED STOCKS (Cost $22,738)		$33,503

WARRANTS - 0.01%

New Zealand - 0.00%
Infratil, Ltd. (Expiration Date 06/29/2012; Strike Price NZD 4.25)	5,571	3,445

Singapore - 0.01%
Bukit Sembawang Estates, Ltd. (Expiration Date 11/13/2007; Strike Price SGD 4.00)	3,000	15,979

TOTAL WARRANTS (Cost $8,694)		$19,424

RIGHTS - 0.00%

France - 0.00%
Radiall SA (Expiration Date 07/05/2007	349	47

TOTAL RIGHTS (Cost $0)		$47

SHORT TERM INVESTMENTS - 15.91%
John Hancock Cash Investment Trust	$34,124,332	$34,124,332

TOTAL SHORT TERM INVESTMENTS
(Cost $34,124,332)		$34,124,332

International Small Company Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.09%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $190,073 on 7/2/2007, collateralized by $195,000 Federal National Mortgage Association, 5.55% due 05/22/2012 (valued at $194,513, including interest)	$190,000	$190,000

TOTAL REPURCHASE AGREEMENTS
(Cost $190,000)		$190,000

Total Investments (International Small Company Trust) (Cost $210,745,106) - 114.52%		$245,625,445
Liabilities in Excess of Other Assets - (14.52)%		(31,148,621)

TOTAL NET ASSETS - 100.00%		$214,476,824

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Building Materials & Construction	7.43%

Banking	5.13%

Food & Beverages	4.87%

Electronics	4.22%

Business Services	3.70%

International Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.92%

Australia - 1.30%
National Australia Bank, Ltd. (a)	656,044	$22,848,720

Austria - 0.47%
Telekom Austria AG (a)	329,850	8,249,907

Belgium - 0.93%
Belgacom SA	366,810	16,290,611

Cayman Islands - 1.41%
ACE, Ltd.	395,542	24,729,286

China - 1.08%
China Telecom Corp., Ltd.	32,428,427	18,995,523

Denmark - 0.48%
Vestas Wind Systems AS * (a)	126,464	8,362,851

Finland - 2.38%
Stora Enso Oyj, R Shares	1,064,551	20,120,301
UPM-Kymmene Oyj	878,064	21,723,914

		41,844,215

France - 9.87%
AXA Group SA (a)	834,891	36,130,692
France Telecom SA	1,540,126	42,476,355
Sanofi-Aventis SA (a)	459,143	37,306,393
Thomson * (a)	1,470,160	28,084,557

The accompanying notes are an integral part of the financial statements.          233

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

France (continued)
Total SA	359,746	$29,307,982

		173,305,979

Germany - 5.90%
Bayerische Motoren Werke (BMW) AG (a)	308,986	20,055,400
Deutsche Post AG	639,141	20,764,012
E.ON AG	56,457	9,486,692
Muenchener Rueckversicherungs-
Gesellschaft AG	120,454	22,178,250
Siemens AG	216,311	31,165,521

		103,649,875

Hong Kong - 1.47%
Hutchison Whampoa, Ltd.	2,602,031	25,841,268

Israel - 1.52%
Check Point Software Technologies, Ltd. *	1,169,621	26,679,055

Italy - 3.72%
Eni SpA	683,757	24,866,513
Mediaset SpA (a)	2,475,418	25,618,551
UniCredito Italiano SpA	1,655,043	14,834,866

		65,319,930

Japan - 5.28%
Aiful Corp. (a)	253,000	7,257,567
Konica Minolta Holdings, Inc.	1,521,538	22,427,597
Mitsubishi UFJ Financial Group, Inc.	815	8,981,808
Nissan Motor Company, Ltd.	796,600	8,527,277
Promise Company, Ltd. (a)	270,600	8,332,563
Sony Corp. (a)	430,104	22,061,977
Takeda Pharmaceutical Company, Ltd.	234,316	15,114,099

		92,702,888

Netherlands - 7.14%
ING Groep NV	882,662	39,128,813
Koninklijke (Royal) Philips Electronics NV	545,165	23,260,861
Reed Elsevier NV (a)	1,977,034	37,794,131
Vedior NV	837,280	25,140,858

		125,324,663

Norway - 2.63%
Norske Skogindustrier ASA	1,152,508	16,654,853
Telenor ASA	1,503,745	29,522,454

		46,177,307

Singapore - 3.71%
Flextronics International, Ltd. *	1,556,650	16,811,820
Singapore Telecommunications, Ltd. (a)	9,399,000	20,885,301
Venture Corp., Ltd.	2,682,311	27,522,569

		65,219,690

South Korea - 4.62%
Kookmin Bank, SADR	166,247	14,583,187
KT Corp., SADR	323,078	7,579,410
Samsung Electronics Company, Ltd.	71,909	44,055,305
SK Telecom Company, Ltd., ADR (a)	545,535	14,920,382

		81,138,284

International Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Spain - 3.56%
Banco Santander Central Hispano SA	494,535	$9,152,954
Gamesa Corporacion Tecno SA (a)	333,460	12,172,179
Repsol SA (a)	464,236	18,358,006
Telefonica SA (a)	1,018,867	22,783,153

		62,466,292

Sweden - 1.00%
Securitas AB, B Shares (a)	672,911	10,711,153
Securitas Systems AB, B Shares	1,988,911	6,796,469

		17,507,622

Switzerland - 3.55%
Nestle SA	52,771	20,089,279
Novartis AG	278,360	15,690,581
Swiss Re	202,131	18,477,623
UBS AG	135,798	8,164,964

		62,422,447

Taiwan - 5.80%
Chunghwa Telecom Company, Ltd., ADR	1,059,080	19,974,249
Compal Electronics, Inc., GDR	445,422	2,360,736
Compal Electronics, Inc.	11,849,854	12,848,803
Lite-On Technology Corp.	25,258,668	32,672,712
Mega Financial Holding Company, Ltd.	50,001,000	33,980,521

		101,837,021

Thailand - 0.00%
Advanced Info Service PCL	3,000	7,516

United Kingdom - 29.10%
Amvescap PLC	535,954	6,950,849
Aviva PLC	1,768,360	26,375,060
BAE Systems PLC	849,301	6,900,149
BP PLC	3,539,935	42,820,764
British Sky Broadcasting Group PLC (a)	2,804,443	36,005,463
Centrica PLC	3,071,320	23,936,348
Compass Group PLC	4,885,677	33,886,659
Fiberweb PLC	498,695	1,578,142
GlaxoSmithKline PLC	1,331,964	34,869,427
Group 4 Securicor PLC	6,706,810	28,455,629
HSBC Holdings PLC	1,915,120	35,152,717
Kingfisher PLC	3,683,660	16,737,460
Old Mutual PLC (a)	7,372,770	24,980,558
Pearson PLC	1,110,461	18,779,010
Rentokil Initial PLC	4,688,638	15,096,058
Royal Bank of Scotland Group PLC	3,328,353	42,264,418
Royal Dutch Shell PLC, B Shares	781,726	32,665,224
Tesco PLC	1,724,810	14,480,332
Unilever PLC	718,800	23,287,475
Vodafone Group PLC	13,578,528	45,707,393

		510,929,135

TOTAL COMMON STOCKS (Cost $1,322,513,520)		$1,701,850,085

SHORT TERM INVESTMENTS - 16.07%
John Hancock Cash Investment Trust	$257,216,545	$257,216,545

The accompanying notes are an integral part of the financial statements.          234

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS (continued)
Paribas Corp. Time Deposit
5.34% due 07/02/2007	$25,070,000	$25,070,000

TOTAL SHORT TERM INVESTMENTS
(Cost $282,286,545)		$282,286,545

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $51,020 on 07/02/2007, collateralized by $55,000 Federal National Mortgage Association, 5.125% due 01/02/2014 (valued at $54,931, including interest)	$51,000	$51,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,000)		$51,000

Total Investments (International Value Trust)
(Cost $1,604,851,065) - 112.99%		$1,984,187,630
Liabilities in Excess of Other Assets - (12.99)%		(228,185,314)

TOTAL NET ASSETS - 100.00%		$1,756,002,316

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	14.09%

Insurance	10.93%

Electronics	9.21%

Banking	6.42%

Financial Services	5.27%

Large Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.66%

Advertising - 1.16%
Omnicom Group, Inc.	155,050	$8,205,246

Aerospace - 0.49%
Northrop Grumman Corp.	44,335	3,452,366

Apparel & Textiles - 0.67%
Coach, Inc. *	100,100	4,743,739

Auto Parts - 3.40%
BorgWarner, Inc.	102,731	8,838,975
Johnson Controls, Inc.	131,873	15,266,937

		24,105,912

Automobiles - 1.07%
PACCAR, Inc.	86,900	7,563,776

Banking - 3.69%
Bank of New York Company, Inc.	284,300	11,781,392
City National Corp.	43,900	3,340,351

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Fifth Third Bancorp	277,105	$11,020,466

		26,142,209

Biotechnology - 2.84%
Amgen, Inc. *	43,600	2,410,644
Cephalon, Inc. *	38,897	3,126,930
Genzyme Corp. *	178,898	11,521,031
Millennium Pharmaceuticals, Inc. *	294,400	3,111,808

		20,170,413

Broadcasting - 0.95%
News Corp., Class A	318,400	6,753,264

Building Materials & Construction - 1.80%
Masco Corp.	449,422	12,795,044

Business Services - 0.97%
R.H. Donnelley Corp. *	91,210	6,911,894

Cable and Television - 0.85%
Viacom, Inc., Class B *	144,300	6,007,209

Computers & Business Equipment - 1.03%
Dell, Inc. *	255,500	7,294,525

Crude Petroleum & Natural Gas - 0.86%
EOG Resources, Inc.	83,500	6,100,510

Drugs & Health Care - 2.53%
Wyeth	313,182	17,957,856

Electrical Utilities - 4.28%
American Electric Power Company, Inc.	138,757	6,249,615
Exelon Corp.	281,487	20,435,956
Northeast Utilities	20,600	584,216
Pepco Holdings, Inc.	108,519	3,060,236

		30,330,023

Energy - 1.10%
Sempra Energy	131,686	7,799,762

Financial Services - 15.17%
Citigroup, Inc.	545,866	27,997,467
Federal Home Loan Mortgage Corp.	116,855	7,093,098
JP Morgan Chase & Company	265,601	12,868,368
Mellon Financial Corp.	76,268	3,355,792
Morgan Stanley	303,287	25,439,714
PNC Financial Services Group, Inc.	120,796	8,646,578
Wells Fargo & Company	630,422	22,171,942

		107,572,959

Food & Beverages - 2.01%
Constellation Brands, Inc., Class A *	235,700	5,722,796
Sysco Corp.	258,123	8,515,478

		14,238,274

Gas & Pipeline Utilities - 0.48%
NiSource, Inc.	165,602	3,429,617

Healthcare Products - 2.18%
Johnson & Johnson	138,192	8,515,391

The accompanying notes are an integral part of the financial statements.          235

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Medtronic, Inc.	133,366	$6,916,361

		15,431,752

Healthcare Services - 2.25%
Medco Health Solutions, Inc. *	105,250	8,208,448
UnitedHealth Group, Inc.	151,867	7,766,478

		15,974,926

Holdings Companies/Conglomerates - 2.49%
General Electric Company	462,000	17,685,360

Household Products - 0.91%
Fortune Brands, Inc.	78,100	6,433,097

Insurance - 2.59%
AFLAC, Inc.	84,000	4,317,600
Allstate Corp.	108,800	6,692,288
Hartford Financial Services Group, Inc.	75,062	7,394,358

		18,404,246

International Oil - 1.55%
Chevron Corp.	56,200	4,734,288
Exxon Mobil Corp.	74,631	6,260,048

		10,994,336

Internet Content - 1.02%
Yahoo!, Inc. *	266,200	7,222,006

Internet Retail - 1.04%
Amazon.com, Inc. *	108,100	7,395,121

Internet Software - 1.48%
McAfee, Inc. *	19,700	693,440
Symantec Corp. *	486,315	9,823,563

		10,517,003

Investment Companies - 0.30%
The Blackstone Group LP * (a)	72,549	2,123,509

Leisure Time - 1.56%
Carnival Corp.	227,001	11,070,839

Liquor - 0.72%
Anheuser-Busch Companies, Inc.	97,300	5,075,168

Manufacturing - 2.69%
Harley-Davidson, Inc.	84,400	5,031,084
Illinois Tool Works, Inc.	259,952	14,086,799

		19,117,883

Mutual Funds - 0.49%
SPDR Trust Series 1	23,000	3,459,890

Petroleum Services - 3.40%
ENSCO International, Inc.	122,800	7,492,028
GlobalSantaFe Corp.	119,600	8,641,100
Halliburton Company	232,400	8,017,800

		24,150,928

Pharmaceuticals - 5.00%
Allergan, Inc.	259,374	14,950,317
Bristol-Myers Squibb Company	262,701	8,290,844

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Merck & Company, Inc.	245,100	$12,205,980

		35,447,141

Publishing - 0.66%
McGraw-Hill Companies, Inc.	68,600	4,670,288

Railroads & Equipment - 1.96%
Burlington Northern Santa Fe Corp.	163,150	13,890,591

Retail Trade - 4.22%
Chico’s FAS, Inc. *	174,800	4,254,632
Costco Wholesale Corp.	172,110	10,071,877
Home Depot, Inc.	253,200	9,963,420
Target Corp.	88,700	5,641,320

		29,931,249

Semiconductors - 6.17%
Analog Devices, Inc.	335,500	12,628,220
Intel Corp.	776,400	18,447,264
Linear Technology Corp. (a)	152,800	5,528,304
Xilinx, Inc.	266,709	7,139,800

		43,743,588

Software - 5.26%
BEA Systems, Inc. *	339,600	4,649,124
Citrix Systems, Inc. *	160,000	5,387,200
Intuit, Inc. *	143,900	4,328,512
Microsoft Corp.	703,711	20,738,363
Red Hat, Inc. *	99,900	2,225,772

		37,328,971

Telephone - 3.70%
AT&T, Inc.	276,126	11,459,229
Sprint Nextel Corp.	712,338	14,752,520

		26,211,749

Trucking & Freight - 1.67%
FedEx Corp.	106,817	11,853,483

TOTAL COMMON STOCKS (Cost $650,655,010)		$699,707,722

SHORT TERM INVESTMENTS - 1.01%
John Hancock Cash Investment Trust (c)	$7,156,836	$7,156,836

TOTAL SHORT TERM INVESTMENTS
(Cost $7,156,836)		$7,156,836

REPURCHASE AGREEMENTS - 1.18%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $8,369,207 on 07/02/2007, collateralized by $8,820,000 Federal Home Loan Bank, 5.125% due 08/15/2019 (valued at $8,533,350, including interest)	$8,366,000	$8,366,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,366,000)		$8,366,000

Total Investments (Large Cap Trust)
(Cost $666,177,846) - 100.85%		$715,230,558
Liabilities in Excess of Other Assets - (0.85)%		(6,000,122)

TOTAL NET ASSETS - 100.00%		$709,230,436

The accompanying notes are an integral part of the financial statements.          236

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Large Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.48%

Aerospace - 2.51%
Lockheed Martin Corp.	30,480	$2,869,082
Northrop Grumman Corp.	108,000	8,409,960
Raytheon Company	77,000	4,149,530

		15,428,572

Air Travel - 1.05%
AMR Corp. *	246,000	6,482,100

Banking - 0.81%
Bank of America Corp.	102,000	4,986,780

Biotechnology - 1.23%
Biogen Idec, Inc. *	141,000	7,543,500

Broadcasting - 0.02%
Citadel Broadcasting Corp. (a)	20,197	130,271

Business Services - 2.06%
Computer Sciences Corp. *	99,000	5,855,850
Convergys Corp. *	42,000	1,018,080
Electronic Data Systems Corp.	17,000	471,410
NCR Corp. *	53,546	2,813,307
Unisys Corp. *	273,000	2,495,220

		12,653,867

Cable and Television - 1.09%
DIRECTV Group, Inc. *	41,000	947,510
Time Warner, Inc.	274,000	5,764,960

		6,712,470

Chemicals - 2.43%
Dow Chemical Company	199,000	8,799,780
E.I. Du Pont de Nemours & Company	121,000	6,151,640

		14,951,420

Computers & Business Equipment - 3.89%
EMC Corp. *	342,000	6,190,200
Hewlett-Packard Company	136,000	6,068,320
International Business Machines Corp.	83,000	8,735,750
Lexmark International, Inc. *	59,000	2,909,290

		23,903,560

Cosmetics & Toiletries - 0.24%
Procter & Gamble Company	24,000	1,468,560

Crude Petroleum & Natural Gas - 3.89%
Marathon Oil Corp.	158,000	9,473,680
Noble Energy, Inc.	109,000	6,800,510
Occidental Petroleum Corp.	32,000	1,852,160
Sunoco, Inc.	73,000	5,816,640

		23,942,990

Domestic Oil - 0.99%
Frontier Oil Corp.	139,000	6,084,030

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 0.02%
TECO Energy, Inc.	8,000	$137,440

Electronics - 1.07%
Agilent Technologies, Inc. *	75,000	2,883,000
L-3 Communications Holdings, Inc.	36,000	3,506,040
Vishay Intertechnology, Inc. *	12,000	189,840

		6,578,880

Energy - 0.12%
Progress Energy, Inc.	16,000	729,440

Financial Services - 12.04%
Bear Stearns Companies, Inc.	47,000	6,580,000
Citigroup, Inc.	320,000	16,412,800
Goldman Sachs Group, Inc.	46,000	9,970,500
JP Morgan Chase & Company	400,000	19,380,000
Lehman Brothers Holdings, Inc.	122,000	9,091,440
Morgan Stanley	150,000	12,582,000

		74,016,740

Food & Beverages - 1.61%
Campbell Soup Company	98,000	3,803,380
H.J. Heinz Company	96,000	4,557,120
J.M. Smucker Company	24,000	1,527,840

		9,888,340

Healthcare Services - 4.47%
Cardinal Health, Inc.	42,000	2,966,880
Humana, Inc. *	59,000	3,593,690
McKesson Corp.	107,000	6,381,480
Medco Health Solutions, Inc. *	79,000	6,161,210
WellPoint, Inc. *	105,000	8,382,150

		27,485,410

Holdings Companies/Conglomerates - 2.53%
General Electric Company	407,000	15,579,960

Industrial Machinery - 2.87%
AGCO Corp. *	147,000	6,381,270
Cummins, Inc.	60,000	6,072,600
Deere & Company	43,000	5,191,820

		17,645,690

Insurance - 11.83%
Aetna, Inc.	111,000	5,483,400
Allstate Corp.	70,825	4,356,445
Ambac Financial Group, Inc.	52,000	4,533,880
American International Group, Inc.	252,000	17,647,560
Chubb Corp. (a)	146,000	7,904,440
CNA Financial Corp.	11,000	524,590
HCC Insurance Holdings, Inc.	12,000	400,920
MetLife, Inc.	126,000	8,124,480
PMI Group, Inc.	62,000	2,769,540
Prudential Financial, Inc.	96,000	9,334,080
SAFECO Corp.	55,000	3,424,300
The Travelers Companies, Inc.	154,000	8,239,000

		72,742,635

The accompanying notes are an integral part of the financial statements.          237

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

International Oil - 9.25%
Chevron Corp.	246,000	$20,723,040
Exxon Mobil Corp.	431,000	36,152,280

		56,875,320

Internet Software - 0.36%
McAfee, Inc. *	62,000	2,182,400

Leisure Time - 1.46%
Walt Disney Company	263,000	8,978,820

Manufacturing - 1.88%
Honeywell International, Inc.	119,000	6,697,320
SPX Corp.	55,000	4,829,550

		11,526,870

Paper - 1.24%
International Paper Company	195,000	7,614,750

Petroleum Services - 3.84%
ENSCO International, Inc.	70,000	4,270,700
Tesoro Petroleum Corp.	100,000	5,715,000
Tidewater, Inc.	99,000	7,017,120
Valero Energy Corp.	89,000	6,573,540

		23,576,360

Pharmaceuticals - 6.89%
AmerisourceBergen Corp.	116,000	5,738,520
Eli Lilly & Company	150,000	8,382,000
Merck & Company, Inc.	156,000	7,768,800
Pfizer, Inc.	800,000	20,456,000

		42,345,320

Retail Grocery - 2.23%
Safeway, Inc.	212,000	7,214,360
The Kroger Company	231,000	6,498,030

		13,712,390

Retail Trade - 3.32%
Dollar Tree Stores, Inc. *	58,000	2,525,900
J.C. Penney Company, Inc.	51,000	3,691,380
Nordstrom, Inc.	56,841	2,905,712
RadioShack Corp. (a)	189,000	6,263,460
Tiffany & Company (a)	95,000	5,040,700

		20,427,152

Semiconductors - 2.01%
Intersil Corp., Class A	106,000	3,334,760
KLA-Tencor Corp.	115,000	6,319,250
Teradyne, Inc. *	155,000	2,724,900

		12,378,910

Software - 1.53%
BMC Software, Inc. *	57,665	1,747,249
Compuware Corp. *	279,000	3,308,940
Novell, Inc. *	263,000	2,048,770
Oracle Corp. *	115,739	2,281,216

		9,386,175

Steel - 2.26%
Nucor Corp.	118,000	6,920,700

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Steel (continued)
United States Steel Corp.	64,000	$6,960,000

		13,880,700

Telecommunications Equipment &
Services - 1.39%
ADC Telecommunications, Inc. *	209,000	3,830,970
Avaya, Inc. *	281,000	4,732,040

		8,563,010

Telephone - 2.96%
AT&T, Inc.	175,000	7,262,500
CenturyTel, Inc.	72,000	3,531,600
Qwest Communications International, Inc. *	760,000	7,372,000

		18,166,100

Tobacco - 0.21%
UST, Inc.	24,000	1,289,040

Toys, Amusements & Sporting Goods - 1.47%
Hasbro, Inc.	99,000	3,109,590
Mattel, Inc.	234,000	5,917,860

		9,027,450

Trucking & Freight - 0.41%
YRC Worldwide, Inc. *	68,000	2,502,400

TOTAL COMMON STOCKS (Cost $521,721,787)		$611,525,822

SHORT TERM INVESTMENTS - 3.17%
John Hancock Cash Investment Trust (c)	$19,522,683	$19,522,683

TOTAL SHORT TERM INVESTMENTS
(Cost $19,522,683)		$19,522,683

REPURCHASE AGREEMENTS - 0.47%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$2,881,104 on 07/03/2007,
collateralized by $2,895,000
Federal Home Loan Bank, 5.75%
due 06/12/2026 (valued at
$2,938,425, including interest)	$2,880,000	$2,880,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,880,000)		$2,880,000

Total Investments (Large Cap Value Trust)
(Cost $544,124,470) - 103.12%		$633,928,505
Liabilities in Excess of Other Assets - (3.12)%		(19,201,009)

TOTAL NET ASSETS - 100.00%		$614,727,496

The accompanying notes are an integral part of the financial statements.          238

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 59.40%

Advertising - 0.09%
Omnicom Group, Inc.	26,600	$1,407,672

Aerospace - 0.63%
General Dynamics Corp.	17,800	1,392,316
Lockheed Martin Corp.	42,300	3,981,699
Northrop Grumman Corp.	11,200	872,144
Raytheon Company	16,500	889,185
Rockwell Collins, Inc.	4,900	346,136
United Technologies Corp.	32,000	2,269,760

		9,751,240

Aluminum - 0.03%
Alcoa, Inc.	9,600	389,088

Apparel & Textiles - 1.08%
Cintas Corp.	7,600	299,668
Coach, Inc. *	99,600	4,720,044
Jones Apparel Group, Inc.	16,300	460,475
Liz Claiborne, Inc.	41,800	1,559,140
Mohawk Industries, Inc. * (a)	4,100	413,239
NIKE, Inc., Class B	79,500	4,634,055
Polo Ralph Lauren Corp., Class A	4,200	412,062
VF Corp.	44,900	4,111,942

		16,610,625

Auto Parts - 0.27%
Autoliv, Inc.	1,600	90,992
AutoZone, Inc. *	28,700	3,920,994
Genuine Parts Company	1,800	89,280

		4,101,266

Auto Services - 0.12%
AutoNation, Inc. *	85,500	1,918,620

Automobiles - 0.92%
Ford Motor Company	417,500	3,932,850
General Motors Corp.	99,500	3,761,100
PACCAR, Inc.	74,650	6,497,536

		14,191,486

Banking - 1.67%
Bank of America Corp.	238,784	11,674,150
BB&T Corp.	44,600	1,814,328
Comerica, Inc.	35,900	2,134,973
Fifth Third Bancorp	34,000	1,352,180
First Horizon National Corp.	13,000	507,000
National City Corp.	160,400	5,344,528
UnionBanCal Corp.	7,800	465,660
US Bancorp	75,500	2,487,725

		25,780,544

Biotechnology - 0.01%
Amgen, Inc. *	2,400	132,696

Broadcasting - 0.26%
CBS Corp., Class B	54,700	1,822,604
Citadel Broadcasting Corp.	5,137	33,134
Liberty Media Corp. - Capital, Series A *	6,000	706,080

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Broadcasting (continued)
News Corp., Class A	65,300	$1,385,013

		3,946,831

Building Materials & Construction - 0.23%
American Standard Companies, Inc.	38,500	2,270,730
Masco Corp.	43,800	1,246,986

		3,517,716

Business Services - 0.67%
Affiliated Computer Services, Inc., Class A *	12,300	697,656
Computer Sciences Corp. *	5,000	295,750
First Data Corp.	46,900	1,532,223
Fiserv, Inc. *	56,300	3,197,840
Manpower, Inc.	13,000	1,199,120
Moody’s Corp.	17,800	1,107,160
NCR Corp. *	5,600	294,224
Pitney Bowes, Inc.	26,900	1,259,458
R.R. Donnelley & Sons Company	9,400	408,994
Total Systems Services, Inc. (a)	12,700	374,777

		10,367,202

Cable and Television - 0.86%
Comcast Corp., Class A *	209,700	5,896,764
DIRECTV Group, Inc. *	107,800	2,491,258
Time Warner, Inc.	229,400	4,826,576

		13,214,598

Chemicals - 0.51%
Dow Chemical Company	53,700	2,374,614
E.I. Du Pont de Nemours & Company	39,100	1,987,844
Eastman Chemical Company	11,700	752,661
Lubrizol Corp.	4,100	264,655
Lyondell Chemical Company	10,000	371,200
PPG Industries, Inc.	26,600	2,024,526

		7,775,500

Computers & Business Equipment - 4.45%
Apple, Inc. *	20,300	2,477,412
CDW Corp. *	30,600	2,600,082
Cisco Systems, Inc. *	608,900	16,957,865
Cognizant Technology Solutions Corp.,
Class A *	17,400	1,306,566
Dell, Inc. *	549,800	15,696,790
EMC Corp. *	106,300	1,924,030
Hewlett-Packard Company	62,700	2,797,674
International Business Machines Corp.	206,700	21,755,175
Lexmark International, Inc. *	59,600	2,938,876

		68,454,470

Construction Materials - 0.12%
Martin Marietta Materials, Inc.	600	97,212
Sherwin-Williams Company	26,300	1,748,161

		1,845,373

Containers & Glass - 0.08%
Owens-Illinois, Inc. *	13,700	479,500
Pactiv Corp. *	17,200	548,508

The accompanying notes are an integral part of the financial statements.          239

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Containers & Glass (continued)
Sealed Air Corp.	6,800	$210,936

		1,238,944

Cosmetics & Toiletries - 0.64%
Avon Products, Inc.	42,200	1,550,850
Colgate-Palmolive Company	5,600	363,160
Estee Lauder Companies, Inc., Class A	22,200	1,010,322
International Flavors & Fragrances, Inc.	15,700	818,598
Kimberly-Clark Corp.	90,400	6,046,856

		9,789,786

Crude Petroleum & Natural Gas - 0.30%
Apache Corp.	6,900	562,971
Devon Energy Corp.	16,900	1,323,101
Marathon Oil Corp.	22,400	1,343,104
Occidental Petroleum Corp.	24,300	1,406,484

		4,635,660

Drugs & Health Care - 0.07%
Wyeth	17,800	1,020,652

Educational Services - 0.07%
Apollo Group, Inc., Class A *	18,600	1,086,798

Electrical Equipment - 0.03%
Emerson Electric Company	10,500	491,400

Electrical Utilities - 0.53%
American Electric Power Company, Inc.	39,500	1,779,080
CenterPoint Energy, Inc.	13,600	236,640
Constellation Energy Group	2,900	252,793
Edison International	6,000	336,720
Entergy Corp.	30,100	3,231,235
FPL Group, Inc.	1,800	102,132
The AES Corp. *	71,700	1,568,796
Xcel Energy, Inc.	30,900	632,523

		8,139,919

Electronics - 0.06%
Amphenol Corp., Class A	9,000	320,850
Avnet, Inc. *	17,000	673,880

		994,730

Energy - 0.01%
Sempra Energy	2,100	124,383

Financial Services - 4.63%
Citigroup, Inc.	820,200	42,068,058
Countrywide Financial Corp.	36,300	1,319,505
Eaton Vance Corp.	2,200	97,196
Federal Home Loan Mortgage Corp.	36,600	2,221,620
Federal National Mortgage Association	167,800	10,962,374
Franklin Resources, Inc.	5,800	768,326
Goldman Sachs Group, Inc.	25,900	5,613,825
Morgan Stanley (c)	53,800	4,512,744
SEI Investments Company	46,600	1,353,264
The First Marblehead Corp. (a)	8,400	324,576

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Washington Mutual, Inc.	48,676	$2,075,545

		71,317,033

Food & Beverages - 1.60%
Campbell Soup Company	11,400	442,434
ConAgra Foods, Inc.	88,400	2,374,424
General Mills, Inc.	15,300	893,826
H.J. Heinz Company	25,300	1,200,991
Hormel Foods Corp.	9,300	347,355
Kraft Foods, Inc., Class A	131,236	4,626,069
McCormick & Company, Inc.	22,400	855,232
Pepsi Bottling Group, Inc.	23,400	788,112
Sara Lee Corp.	54,700	951,780
Sysco Corp.	105,600	3,483,744
The Coca-Cola Company	134,700	7,046,157
Tyson Foods, Inc., Class A	69,800	1,608,192

		24,618,316

Forest Products - 0.08%
Weyerhaeuser Company	15,300	1,207,629

Furniture & Fixtures - 0.04%
Leggett & Platt, Inc.	25,900	571,095

Gas & Pipeline Utilities - 0.03%
NiSource, Inc.	19,400	401,774

Healthcare Products - 2.96%
Baxter International, Inc.	66,800	3,763,512
Becton, Dickinson & Company	24,300	1,810,350
Biomet, Inc.	27,400	1,252,728
C.R. Bard, Inc.	13,500	1,115,505
DENTSPLY International, Inc.	20,900	799,634
Johnson & Johnson	331,400	20,420,868
Patterson Companies, Inc. *	20,200	752,854
Stryker Corp.	94,100	5,936,769
Zimmer Holdings, Inc. *	115,200	9,779,328

		45,631,548

Healthcare Services - 1.83%
Cardinal Health, Inc.	71,900	5,079,016
Coventry Health Care, Inc. *	1,500	86,475
Express Scripts, Inc. *	69,200	3,460,692
Health Net, Inc. *	8,100	427,680
Laboratory Corp. of America Holdings *	10,800	845,208
Lincare Holdings, Inc. *	9,300	370,605
McKesson Corp.	89,000	5,307,960
Medco Health Solutions, Inc. *	7,100	553,729
Quest Diagnostics, Inc.	60,000	3,099,000
UnitedHealth Group, Inc.	168,100	8,596,634
WellPoint, Inc. *	4,400	351,252

		28,178,251

Homebuilders - 0.11%
Centex Corp.	10,600	425,060
D.R. Horton, Inc.	12,800	255,104
KB Home	2,000	78,740

The accompanying notes are an integral part of the financial statements.          240

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
Lennar Corp., Class A	13,200	$482,592
Toll Brothers, Inc. *	19,800	494,604

		1,736,100

Hotels & Restaurants - 1.04%
Marriott International, Inc., Class A	55,900	2,417,116
McDonald’s Corp.	164,200	8,334,792
Starbucks Corp. *	90,800	2,382,592
Yum! Brands, Inc.	89,400	2,925,168

		16,059,668

Household Products - 0.12%
Energizer Holdings, Inc. *	16,300	1,623,480
The Clorox Company	3,100	192,510

		1,815,990

Industrial Machinery - 0.22%
Cummins, Inc.	6,200	627,502
Deere & Company	11,400	1,376,436
ITT Corp.	4,600	314,088
Pall Corp.	9,900	455,301
W.W. Grainger, Inc.	6,900	642,045

		3,415,372

Insurance - 3.79%
ACE, Ltd.	7,800	487,656
Aetna, Inc.	37,400	1,847,560
AFLAC, Inc.	63,000	3,238,200
Allstate Corp.	197,200	12,129,772
Ambac Financial Group, Inc.	27,300	2,380,287
American International Group, Inc.	124,500	8,718,735
Brown & Brown, Inc.	23,600	593,304
Chubb Corp.	11,500	622,610
CIGNA Corp.	47,700	2,490,894
Cincinnati Financial Corp.	4,000	173,600
CNA Financial Corp.	5,600	267,064
First American Corp.	11,300	559,350
Hartford Financial Services Group, Inc.	7,000	689,570
Lincoln National Corp.	3,600	255,420
Markel Corp. *	2,100	1,017,576
MBIA, Inc.	26,200	1,630,164
MetLife, Inc.	23,400	1,508,832
MGIC Investment Corp.	18,600	1,057,596
Old Republic International Corp.	61,950	1,317,057
PMI Group, Inc.	23,700	1,058,679
Progressive Corp.	79,700	1,907,221
Prudential Financial, Inc.	15,900	1,545,957
Radian Group, Inc.	16,900	912,600
SAFECO Corp.	23,500	1,463,110
The Travelers Companies, Inc.	107,200	5,735,200
Torchmark Corp.	34,300	2,298,100
UnumProvident Corp.	65,000	1,697,150
W.R. Berkley Corp.	24,400	793,976

		58,397,240

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

International Oil - 5.47%
Anadarko Petroleum Corp.	30,300	$1,575,297
Chevron Corp.	213,100	17,951,544
ConocoPhillips	56,452	4,431,482
Exxon Mobil Corp.	717,700	60,200,676

		84,158,999

Internet Retail - 0.05%
Expedia, Inc. *	11,600	339,764
IAC/InterActiveCorp. *	10,700	370,327

		710,091

Internet Software - 0.03%
McAfee, Inc. *	13,400	471,680

Leisure Time - 0.28%
Carnival Corp.	33,000	1,609,410
MGM MIRAGE *	5,000	412,400
Walt Disney Company	66,900	2,283,966

		4,305,776

Life Sciences - 0.09%
Waters Corp. *	22,400	1,329,664

Liquor - 0.43%
Anheuser-Busch Companies, Inc.	127,100	6,629,536

Manufacturing - 1.13%
Danaher Corp.	59,500	4,492,250
Harley-Davidson, Inc.	113,100	6,741,891
Honeywell International, Inc.	22,200	1,249,416
Illinois Tool Works, Inc.	47,300	2,563,187
Tyco International, Ltd.	70,400	2,378,816

		17,425,560

Metal & Metal Products - 0.06%
Precision Castparts Corp.	7,900	958,744

Pharmaceuticals - 5.58%
Abbott Laboratories	63,400	3,395,070
AmerisourceBergen Corp.	74,300	3,675,621
Bristol-Myers Squibb Company	49,300	1,555,908
Forest Laboratories, Inc. *	159,800	7,294,870
King Pharmaceuticals, Inc. *	34,400	703,824
Merck & Company, Inc.	674,600	33,595,080
Pfizer, Inc.	1,213,900	31,039,423
Schering-Plough Corp.	151,800	4,620,792

		85,880,588

Publishing - 0.52%
Gannett Company, Inc.	101,100	5,555,445
McGraw-Hill Companies, Inc.	21,800	1,484,144
Tribune Company	35,500	1,043,700

		8,083,289

Railroads & Equipment - 0.03%
CSX Corp.	7,300	329,084
Union Pacific Corp.	800	92,120

		421,204

The accompanying notes are an integral part of the financial statements.          241

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 0.65%
Safeway, Inc.	122,300	$4,161,869
SUPERVALU, Inc.	28,608	1,325,122
The Kroger Company	159,900	4,497,987

		9,984,978
Retail Trade - 7.93%
Abercrombie & Fitch Company, Class A	23,000	1,678,540
American Eagle Outfitters, Inc.	80,900	2,075,894
Bed Bath & Beyond, Inc. *	87,000	3,131,130
Best Buy Company, Inc.	15,200	709,384
CarMax, Inc. *	32,300	823,650
Costco Wholesale Corp.	12,900	754,908
Dollar General Corp.	73,900	1,619,888
Family Dollar Stores, Inc.	52,000	1,784,640
Foot Locker, Inc.	2,600	56,680
Gap, Inc.	47,200	901,520
Home Depot, Inc.	598,100	23,535,235
J.C. Penney Company, Inc.	13,600	984,368
Kohl’s Corp. *	140,600	9,986,818
Limited Brands, Inc.	56,500	1,550,925
Lowe’s Companies, Inc.	436,000	13,380,840
Nordstrom, Inc.	39,500	2,019,240
PetSmart, Inc.	23,800	772,310
Ross Stores, Inc.	10,900	335,720
Sears Holdings Corp. *	6,300	1,067,850
Staples, Inc.	154,000	3,654,420
Target Corp.	122,600	7,797,360
The TJX Companies, Inc.	78,000	2,145,000
Tiffany & Company (a)	19,400	1,029,364
Walgreen Company	85,400	3,718,316
Wal-Mart Stores, Inc.	759,700	36,549,167

		122,063,167

Sanitary Services - 0.07%
Ecolab, Inc.	11,500	491,050
Waste Management, Inc.	13,800	538,890

		1,029,940

Semiconductors - 0.64%
Intel Corp.	333,700	7,928,712
KLA-Tencor Corp.	11,400	626,430
Novellus Systems, Inc. *	29,200	828,404
Xilinx, Inc.	19,000	508,630

		9,892,176

Software - 2.43%
Adobe Systems, Inc. *	10,600	425,590
BMC Software, Inc. *	15,600	472,680
Citrix Systems, Inc. *	2,800	94,276
Intuit, Inc. *	19,600	589,568
Microsoft Corp.	970,600	28,603,582
Oracle Corp. *	368,900	7,271,019

		37,456,715

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment & Services - 0.97%
Avaya, Inc. *	21,700	$365,428
Verizon Communications, Inc.	353,000	14,533,010

		14,898,438

Telephone - 1.83%
AT&T, Inc.	658,642	27,333,643
CenturyTel, Inc.	18,500	907,425

		28,241,068

Tires & Rubber - 0.09%
Goodyear Tire & Rubber Company *	37,900	1,317,404

Tobacco - 0.36%
Altria Group, Inc.	37,500	2,630,250
UST, Inc.	54,800	2,943,308

		5,573,558

Toys, Amusements & Sporting Goods - 0.21%
Hasbro, Inc.	24,300	763,263
Mattel, Inc.	98,600	2,493,594

		3,256,857

Transportation - 0.04%
C.H. Robinson Worldwide, Inc.	12,200	640,744

Trucking & Freight - 0.35%
FedEx Corp.	48,700	5,404,239

TOTAL COMMON STOCKS (Cost $844,365,906)		$914,411,630

U.S. TREASURY OBLIGATIONS - 3.79%

U.S. Treasury Bonds - 0.81%
4.50% due 02/15/2036	$13,779,000	12,476,457

U.S. Treasury Notes - 2.98%
4.50% due 04/30/2012 to 05/15/2017	45,675,000	44,197,582
4.75% due 05/31/2012	1,665,000	1,651,993

		45,849,575

TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,610,704)		$58,326,032

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.45%

Federal Home Loan Bank - 0.03%
4.50% due 11/15/2012	500,000	481,390

Federal Home Loan Mortgage Corp. - 0.58%
4.647% due 07/01/2035	1,235,420	1,211,169
5.00% due 07/15/2014	270,000	264,943
5.00% TBA **	4,040,000	3,786,240
6.00% due 08/01/2017	135,698	136,449
6.50% due 03/01/2017	76,886	78,473
6.50% TBA **	3,350,000	3,384,545

		8,861,819
Federal National Mortgage Association - 10.76%
3.716% due 07/01/2033 (b)	69,398	69,757
4.375% due 03/15/2013	4,250,000	4,049,226
4.50% due 10/01/2018	2,991,796	2,850,687

The accompanying notes are an integral part of the financial statements.          242

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Federal National Mortgage Association (continued)
4.50% TBA **	$14,430,000	$13,690,463
5.00% due 12/01/2034 to 07/01/2035	14,030,039	13,197,103
5.00% TBA **	38,630,000	36,647,381
5.50% due 07/01/2017 to 09/01/2034	19,655,353	19,110,298
5.50% TBA **	19,640,000	19,147,606
6.00% due 07/01/2016 to 03/01/2036	15,964,642	15,862,448
6.00% TBA **	20,322,000	20,217,705
6.25% due 05/15/2029	875,000	946,280
6.50% due 02/01/2036	501,400	506,277
6.50% TBA **	12,587,000	12,747,476
7.00% due 12/01/2012 to 10/25/2041	2,956,443	3,038,790
7.00% TBA **	3,405,000	3,495,444
7.50% due 11/01/2030 to 07/01/2031	100,275	104,676

		165,681,617

Government National Mortgage Association - 0.08%
5.00% due 01/15/2035 to 04/15/2035	841,797	797,175
5.50% due 03/15/2035	438,898	426,450

		1,223,625

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $177,271,516)		$176,248,451

FOREIGN GOVERNMENT OBLIGATIONS - 0.14%

Chile - 0.12%
Republic of Chile
5.755% due 01/28/2008 (b)	1,800,000	1,801,800

Mexico - 0.00%
Government of Mexico
9.875% due 02/01/2010	95,000	104,880

Peru - 0.02%
Republic of Peru
7.35% due 07/21/2025	250,000	278,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,155,032)		$2,184,930

CORPORATE BONDS - 13.13%

Aerospace - 0.04%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013	409,419	424,408
7.156% due 12/15/2011	210,180	215,859

		640,267

Automobiles - 0.08%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	100,000	98,597
5.875% due 03/15/2011	1,080,000	1,085,512

		1,184,109

Banking - 1.36%
BAC Capital Trust XI
6.625% due 05/23/2036	1,405,000	1,432,621
BAC Capital Trust XV
6.16% due 06/01/2056 (b)	1,600,000	1,597,779

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Banco Santander Chile
5.71% due 12/09/2009 (b)	$2,270,000	$2,281,234
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)	150,000	141,584
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	2,000,000	1,871,576
DBS Bank, Ltd.
7.125% due 05/15/2011	100,000	105,114
HBOS PLC
5.375% due 11/29/2049 (b)	190,000	183,982
ICICI Bank, Ltd.
5.895% due 01/12/2010 (b)	820,000	821,368
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	80,000	77,382
MBNA America Bank
5.375% due 01/15/2008	250,000	249,943
RBS Capital Trust IV
6.16% due 09/29/2049 (b)	320,000	324,960
Shinhan Bank
6.819% due 09/20/2036 (b)	1,090,000	1,094,023
Standard Chartered PLC
6.409% due 01/30/2017 (b)	1,665,000	1,587,771
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,325,000	1,213,377
SunTrust Preferred Capital I
5.853% due 12/15/2049 (b)	1,810,000	1,799,077
Union Bank of California, N.A.
5.95% due 05/11/2016	2,320,000	2,305,632
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	2,000,000	1,991,284
Washington Mutual Bank
6.75% due 05/20/2036	1,040,000	1,069,453
Washington Mutual, Inc.
4.20% due 01/15/2010	210,000	203,535
5.66% due 03/22/2012 (b)	110,000	109,122
Wells Fargo & Company
3.50% due 04/04/2008	500,000	492,782

		20,953,599

Broadcasting - 0.01%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	125,000	130,556
News America Holdings, Inc.
6.75% due 01/09/2038	30,000	31,399

		161,955

Cable and Television - 0.54%
Comcast Corp.
6.45% due 03/15/2037	1,150,000	1,108,283
6.50% due 11/15/2035	1,000,000	969,349
Comcast Corp., Class A
7.05% due 03/15/2033	1,344,000	1,387,185
Cox Communications, Inc., Class A
4.625% due 06/01/2013	757,000	709,003
Time Warner Entertainment Company LP
8.375% due 07/15/2033	600,000	696,325

The accompanying notes are an integral part of the financial statements.          243

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Cable and Television (continued)
Time Warner, Inc.
5.875% due 11/15/2016	$1,000,000	$972,601
6.50% due 11/15/2036	1,050,000	996,943
7.625% due 04/15/2031	130,000	139,278
8.18% due 08/15/2007	400,000	401,363
Viacom, Inc.
6.25% due 04/30/2016	975,000	960,321

		8,340,651

Cellular Communications - 0.08%
American Tower Corp.
7.50% due 05/01/2012	170,000	174,675
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	767,000	956,158
Rogers Wireless, Inc.
9.625% due 05/01/2011	140,000	157,541

		1,288,374

Chemicals - 0.09%
Cytec Industries, Inc.
6.75% due 03/15/2008	1,113,000	1,117,297
ICI Wilmington, Inc.
4.375% due 12/01/2008	235,000	231,041

		1,348,338

Crude Petroleum & Natural Gas - 0.13%
Hess Corp.
7.30% due 08/15/2031	820,000	879,383
Premcor Refining Group, Inc.
7.50% due 06/15/2015	170,000	175,274
Sabine Pass LNG LP
7.50% due 11/30/2016	1,020,000	1,014,900

		2,069,557

Diversified Financial Services - 0.04%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	690,000	634,509

Domestic Oil - 0.01%
Devon Financing Corp., ULC
6.875% due 09/30/2011	150,000	156,590

Drugs & Health Care - 0.01%
Wyeth
4.375% due 03/01/2008	145,000	143,853

Electrical Utilities - 1.18%
AES Gener SA
7.50% due 03/25/2014	1,500,000	1,569,229
American Electric Power Company, Inc.
5.25% due 06/01/2015	930,000	891,905
Arizona Public Service Company
5.50% due 09/01/2035	860,000	745,203
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	666,000	715,066
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	690,000	753,159
Constellation Energy Group
7.60% due 04/01/2032	840,000	927,015

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Consumers Energy Company
5.80% due 09/15/2035	$1,000,000	$926,542
Dominion Resources, Inc.
4.75% due 12/15/2010	835,000	815,488
5.70% due 09/17/2012	200,000	200,159
Empresa Nacional De Electricidad
8.50% due 04/01/2009	280,000	292,906
Enersis SA
7.375% due 01/15/2014	883,000	935,801
FirstEnergy Corp.
6.45% due 11/15/2011	702,000	719,840
7.375% due 11/15/2031	530,000	573,751
Nevada Power Company
6.65% due 04/01/2036	1,500,000	1,504,972
Pacific Gas & Electric Company
4.20% due 03/01/2011	250,000	238,876
6.05% due 03/01/2034	1,850,000	1,792,075
PSEG Power LLC
5.00% due 04/01/2014	150,000	141,891
8.625% due 04/15/2031	50,000	61,132
Scottish Power PLC
4.91% due 03/15/2010	190,000	187,245
TXU Corp., Series R
6.55% due 11/15/2034	2,835,000	2,293,002
TXU Electric Delivery Company
6.375% due 01/15/2015	1,695,000	1,719,191
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	90,000	87,382

		18,091,830

Electronics - 0.01%
Jabil Circuit, Inc.
5.875% due 07/15/2010	210,000	208,055

Energy - 0.96%
Duke Capital LLC
6.75% due 02/15/2032	929,000	914,390
Duke Energy Corp.
3.75% due 03/05/2008	443,000	437,996
Enbridge Energy Partners L.P., Series B
4.75% due 06/01/2013	1,140,000	1,070,759
Enterprise Products Operating LP
4.95% due 06/01/2010	850,000	834,680
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	943,000	880,207
6.875% due 03/01/2033	834,000	848,578
GS Caltex Corp.
5.50% due 08/25/2014	778,000	749,719
Marathon Oil Corp.
6.80% due 03/15/2032	996,000	1,064,348
Nexen, Inc.
5.875% due 03/10/2035	993,000	891,145
Sempra Energy
4.75% due 05/15/2009	733,000	724,624
TEPPCO Partners, L.P.
6.125% due 02/01/2013	872,000	876,719

The accompanying notes are an integral part of the financial statements.          244

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Texas Gas Transmission Corp.
4.60% due 06/01/2015	$1,860,000	$1,700,570
TXU Energy Company, LLC
7.00% due 03/15/2013	3,632,000	3,746,372

		14,740,107

Financial Services - 2.91%
AXA Financial, Inc.
7.75% due 08/01/2010	712,000	757,972
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	1,645,000	1,613,108
Boeing Capital Corp.
6.50% due 02/15/2012	1,198,000	1,248,877
CIT Group, Inc.
4.00% due 05/08/2008	622,000	614,462
5.75% due 09/25/2007	946,000	946,537
Citigroup, Inc.
5.00% due 09/15/2014	200,000	190,252
5.625% due 08/27/2012	1,260,000	1,260,268
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	896,000	807,847
Dresdner Bank-New York
7.25% due 09/15/2015	930,000	1,014,914
E*Trade Financial Corp.
7.375% due 09/15/2013	820,000	832,300
ERP Operating LP
4.75% due 06/15/2009	190,000	187,179
Fund American Companies, Inc.
5.875% due 05/15/2013	1,113,000	1,094,474
General Electric Capital Corp., Series A
5.875% due 02/15/2012	1,966,000	1,989,016
GMAC LLC
6.61% due 05/15/2009 (b)	1,100,000	1,097,985
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,350,000	1,316,877
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	1,050,000	1,043,424
5.25% due 04/01/2013	1,735,000	1,689,840
HSBC Finance Corp.
4.625% due 01/15/2008	1,432,000	1,426,455
HSBC USA, Inc.
4.625% due 04/01/2014	750,000	700,646
International Lease Finance Corp.
3.50% due 04/01/2009	270,000	261,538
4.55% due 10/15/2009	100,000	98,029
4.75% due 07/01/2009	555,000	547,636
5.875% due 05/01/2013	1,317,000	1,325,830
John Deere Capital Corp., Series D
4.125% due 01/15/2010	625,000	605,882
JP Morgan Chase & Company
6.75% due 02/01/2011	1,000,000	1,038,958
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	1,670,000	1,608,287
JP Morgan Chase Capital XXIII
6.36% due 05/15/2047 (b)	1,605,000	1,586,555

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010	$310,000	$302,212
MBNA Capital, Series B
6.1563% due 02/01/2027 (b)	325,000	323,889
Mizuho JGB Investment LLC
9.87% due 12/29/2049 (b)	240,000	249,485
Morgan Stanley
6.75% due 04/15/2011 (c)	1,920,000	1,990,706
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008	1,132,000	1,120,774
NiSource Finance Corp.
6.15% due 03/01/2013	912,000	919,093
7.875% due 11/15/2010	1,530,000	1,629,118
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	3,360,000	2,735,285
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	1,960,000	1,973,524
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)	765,000	772,573
Popular North America, Inc.
4.70% due 06/30/2009	1,500,000	1,477,411
Reliastar Financial Corp.
6.50% due 11/15/2008	160,000	161,412
Residential Capital Corp.
6.125% due 11/21/2008	2,050,000	2,031,290
SB Treasury Company LLC
9.40 due 12/29/2049 (b)	100,000	103,469
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	1,100,000	1,044,033
SLM Corp.
4.50% due 07/26/2010	760,000	702,707
SLM Corp., Series A
5.00% due 04/15/2015	250,000	205,444
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	140,000	134,844

		44,782,417

Food & Beverages - 0.17%
General Mills, Inc.
5.70% due 02/15/2017	475,000	462,971
Kellogg Company, Series B
6.60% due 04/01/2011	200,000	206,773
Nabisco, Inc.
7.55% due 06/15/2015	500,000	545,819
Smithfield Foods, Inc.
7.00% due 08/01/2011	1,483,000	1,475,585

		2,691,148

Gas & Pipeline Utilities - 0.41%
Duke Energy Field Services LLC
6.45% due 11/03/2036	1,020,000	1,007,578
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	660,000	586,314
6.50% due 02/01/2037	1,000,000	961,921
7.30% due 08/15/2033	986,000	1,029,648
Michigan Consolidated Gas Company
5.70% due 03/15/2033	986,000	917,809

The accompanying notes are an integral part of the financial statements.          245

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Southern Union Company
7.20% due 11/01/2066 (b)	$970,000	$971,280
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	932,000	880,914

		6,355,464

Healthcare Services - 0.35%
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,483,000	1,486,756
UnitedHealth Group, Inc.
3.75% due 02/10/2009	1,144,000	1,114,030
5.375% due 03/15/2016	650,000	626,133
5.80% due 03/15/2036	305,000	280,690
WellPoint, Inc.
3.50% due 09/01/2007	1,173,000	1,169,202
5.00% due 12/15/2014	686,000	647,716

		5,324,527

Holdings Companies/Conglomerates - 0.18%
General Electric Company
5.00% due 02/01/2013	1,665,000	1,614,281
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013	1,166,000	1,179,017

		2,793,298

Homebuilders - 0.01%
Pulte Homes, Inc.
6.25% due 02/15/2013	100,000	96,759

Hotels & Restaurants - 0.04%
Hilton Hotels Corp.
8.25% due 02/15/2011	120,000	126,300
Marriott International, Inc.
4.625% due 06/15/2012	565,000	535,114

		661,414

Industrial Machinery - 0.07%
Caterpillar, Inc.
7.25% due 09/15/2009	1,050,000	1,089,481

Insurance - 1.68%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	765,000	776,715
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	600,000	626,610
Ambac Financial Group, Inc.
6.15% due 02/15/2037 (b)	2,000,000	1,792,528
AON Capital Trust A
8.205% due 01/01/2027	1,420,000	1,504,655
Assurant, Inc.
6.75% due 02/15/2034	1,965,000	2,016,528
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	870,000	849,332
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)	1,745,000	1,622,616
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)	350,000	349,720
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	696,000	658,023

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	$1,140,000	$1,037,064
Markel Corp.
6.80% due 02/15/2013	945,000	965,395
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	533,000	498,654
Merna Reinsurance, Ltd., Series B
7.11% due 07/07/2010 (b)	1,000,000	1,000,000
MetLife, Inc.
5.70% due 06/15/2035	1,175,000	1,085,875
Mystic Re, Ltd.
11.66% due 12/05/2008 (b)	530,000	530,000
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	250,000	241,576
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	2,873,000	2,788,097
PartnerRe Finance
6.44% due 12/01/2066 (b)	1,600,000	1,519,370
Prudential Financial, Inc.
4.75% due 04/01/2014	125,000	117,825
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	1,575,000	1,545,607
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	1,130,000	1,121,101
W.R. Berkley Corp.
6.15% due 08/15/2019	1,166,000	1,143,362
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)	1,205,000	1,173,492
XL Capital, Ltd.
5.25% due 09/15/2014	860,000	820,885

		25,785,030

International Oil - 0.27%
Pemex Project Funding Master Trust
6.125% due 08/15/2008	1,500,000	1,509,000
6.66% due 06/15/2010 (b)	200,000	205,200
7.375% due 12/15/2014	500,000	543,423
Talisman Energy, Inc.
6.25% due 02/01/2038	2,015,000	1,867,407

		4,125,030

Investment Companies - 0.04%
Allied Capital Corp.
6.625% due 07/15/2011	625,000	631,083

Leisure Time - 0.09%
MGM Mirage, Inc.
6.00% due 10/01/2009	1,213,000	1,202,386
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	135,000	133,650

		1,336,036

Liquor - 0.08%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	1,232,000	1,208,486

Metal & Metal Products - 0.11%
Alcan, Inc.
5.00% due 06/01/2015	590,000	548,846

The accompanying notes are an integral part of the financial statements.          246

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Metal & Metal Products (continued)
CODELCO, Inc.
5.625% due 09/21/2035	$1,200,000	$1,108,013

		1,656,859

Mining - 0.04%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	702,000	691,705

Petroleum Services - 0.12%
Valero Logistics Operations LP
6.05% due 03/15/2013	1,875,000	1,874,282

Pharmaceuticals - 0.11%
Hospira, Inc.
5.90% due 06/15/2014	110,000	107,745
Schering Plough Corp.
5.55% due 12/01/2013 (b)	630,000	632,320
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	475,000	455,138
6.15% due 02/01/2036	475,000	444,020

		1,639,223

Real Estate - 1.01%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	1,763,000	1,807,844
Camden Property Trust, REIT
5.00% due 06/15/2015	360,000	338,133
Colonial Properties Trust, REIT
6.25% due 06/15/2014	1,380,000	1,398,811
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	125,000	121,303
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	1,690,000	1,688,798
6.45% due 06/25/2012	648,000	659,537
Health Care, Inc., REIT
6.00% due 11/15/2013	523,000	518,558
6.20% due 06/01/2016	985,000	975,849
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	2,100,000	2,165,869
iStar Financial, Inc., REIT
6.05% due 04/15/2015	150,000	147,132
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	1,610,000	1,589,415
Rouse Company LP, REIT
6.75% due 05/01/2013	1,065,000	1,064,054
Rouse Company, REIT
5.375% due 11/26/2013	1,135,000	1,059,152
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,000,000	989,456
6.10% due 05/01/2016	1,000,000	1,012,131

		15,536,042

Retail - 0.06%
CVS Caremark Corp
6.302% due 06/01/2037 (b)	1,000,000	984,329

Telecommunications Equipment &
Services - 0.32%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	721,000	768,484

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Deutsche Telekom International Finance BV
(continued)
8.25% due 06/15/2030 (b)	$510,000	$611,268
France Telecom SA
7.75% due 03/01/2011	470,000	502,136
8.50% due 03/01/2031 (b)	1,280,000	1,608,316
SBC Communications, Inc.
4.125% due 09/15/2009	40,000	38,897
5.10% due 09/15/2014	40,000	38,154
5.625% due 06/15/2016	550,000	537,531
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	75,000	77,355
Verizon Communications, Inc.
7.375% due 09/01/2012	618,000	665,613

		4,847,754

Telephone - 0.42%
AT&T, Inc.
6.80% due 05/15/2036	985,000	1,020,161
BellSouth Corp.
4.20% due 09/15/2009	125,000	121,743
Sprint Capital Corp.
6.125% due 11/15/2008	882,000	886,996
6.375% due 05/01/2009	188,000	190,310
6.875% due 11/15/2028	188,000	178,950
8.375% due 03/15/2012	1,138,000	1,239,729
8.75% due 03/15/2032	1,205,000	1,353,372
Telecom Italia Capital SA
4.00% due 01/15/2010	150,000	144,199
4.00% due 11/15/2008	125,000	122,343
Verizon New York, Inc., Series A
6.875% due 04/01/2012	1,133,000	1,181,275

		6,439,078

Tobacco - 0.03%
Altria Group, Inc.
7.00% due 11/04/2013	466,000	494,262

Transportation - 0.01%
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	100,000	102,500

Utility Service - 0.06%
Public Service Company of New Mexico
4.40% due 09/15/2008	968,000	952,830

TOTAL CORPORATE BONDS (Cost $208,648,777)		$202,060,831

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.74%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043	1,085,000	1,022,100
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	2,740,000	2,742,739

The accompanying notes are an integral part of the financial statements.          247

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.042% IO due 10/10/2045	$389,685,051	$1,911,483
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	73,109	72,468
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	946,819	921,952
Bear Stearns Asset Backed Securities, Inc., Series
2004-AC5, Class A1
5.25% due 10/25/2034	814,809	795,646
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6 MTG, Class X1
0.063% IO due 11/11/2041	59,309,946	1,036,922
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	1,000,000	928,539
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.53% due 12/25/2036 (b)	2,393,434	2,391,959
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,000,000	1,064,879
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	375,000	345,261
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.219% due 06/10/2044 (b)	1,800,000	1,724,080
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	1,835,000	1,835,331
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034	385,455	382,759
Countrywide Home Loans, Series 2003-57, Class A1
5.50% due 01/25/2034	636,269	633,971
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	108,386	106,017
Countrywide Home Loans,
Series 2005-HYB5, Class 1A2
4.886% due 09/20/2035 (b)	3,268,488	3,223,846
Credit Suisse Mortgage Capital Certificates, Series
2006-C4, Class AX
0.0572% IO due 09/15/2039 (b)	146,142,271	2,501,663
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	2,265,000	2,266,062
CS First Boston Mortgage Securities Corp, Series
2000-C1, Class A2
7.545% due 04/15/2062	1,533,000	1,595,291
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A1
3.727% due 03/15/2035	3,062,153	2,962,951

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	$151,543	$151,555
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	250,000	248,580
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	275,000	280,022
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	125,000	127,325
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	150,000	142,759
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	201,950	201,122
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1186% IO due 02/15/2038 (b)	96,744,961	1,120,374
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	1,210,000	1,138,774
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	39,128	40,271
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.028% due 08/25/2034 (b)	2,414,842	2,391,721
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	213,581	214,168
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	232,850	233,103
First Union-Lehman Brothers-Bank of America,
Series 1998-C2, Class E
6.778% due 11/18/2035	1,333,000	1,394,140
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	2,375,000	2,411,779
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	150,000	147,987
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043	925,000	876,910
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	1,835,000	1,797,063
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.1177% IO due 08/10/2042 (b)	81,617,063	1,336,741
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	434,364	424,281

The accompanying notes are an integral part of the financial statements.          248

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2004-GG2, Class XC
0.1270% IO due 08/10/2038 (b)	$155,156,451	$1,669,018
GS Mortgage Securities Corp. II, Series 2005-GG4, Class E
5.078% due 07/10/2039	1,125,000	1,046,091
GS Mortgage Securities Corp. II, Series 2005-GG4, Class XC
0.179% IO due 07/10/2039 (b)	44,074,653	860,474
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.82% due 10/03/2015 (b)	95,000	95,861
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	370,000	365,863
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	332,489	325,420
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AM
5.747% due 02/12/2049	1,725,000	1,707,657
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2
7.37% due 08/15/2026	3,317,442	3,463,504
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040	735,000	684,100
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,500,000	2,463,667
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037	5,948,982	5,937,518
Merrill Lynch Mortgage Trust, Series 2004-BPB1, Class XC
0.058% IO due 09/12/2041	44,357,201	875,931
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class XC
0.0549% IO due 07/12/2038	215,425,587	1,371,895
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class XC
0.1071% IO due 06/12/2043 (b)	67,782,417	907,912
Merrill Lynch Mortgage Trust, Series 2006-C2, Class X
0.5739% IO due 08/12/2043	37,408,409	1,094,821
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4
5.7498% due 06/12/2050	2,355,000	2,330,417
Morgan Stanley Capital I, Series 1999-FNV1, Class A2
6.53% due 03/15/2031	1,067,686	1,078,459
Multi Security Asset Trust, Series 2005-RR4A, Class F
5.88% due 11/28/2035	946,000	928,854
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1
6.50% due 10/25/2016	1,072,334	1,084,913

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	$120,000	$123,081
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	29,042	29,036
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	925,000	947,470
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,000,000	988,813
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	1,118,000	1,114,859
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.52% due 05/20/2035 (b)	637,521	638,036
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5151% due 07/15/2027 (b)	29,201	29,145
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	1,980,000	1,962,873
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class XC
0.0527% IO due 07/15/2045 (b)	122,361,126	1,209,393
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class XC
0.0665% IO due 03/15/2042 (b)	77,852,748	672,772
WAMU Commercial Mortgage Securities Trust, Series 2007-SL3, Class A
5.941% due 03/23/2045	975,000	974,995
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	108,454	109,237
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.84% due 10/25/2035	3,552,854	3,504,669
Washington Mutual, Inc., Series 2006-SL1, Class A
5.303% due 11/23/2043	2,337,150	2,315,605
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A6
4.11% due 06/25/2035	275,000	267,914

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $89,660,465)		$88,324,867

ASSET BACKED SECURITIES - 4.65%
Ansonia CDO, Ltd.
5.812% due 07/28/2046	2,470,000	2,335,115
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.95% due 01/26/2042 (b)	770,000	756,525
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	1,280,000	1,235,328
Argent Securities, Inc., Series 2004-W1, Class M3
6.77% due 03/25/2034 (b)	2,000,000	1,996,435
Capital Trust Re CDO Ltd, Series 2005-1A, Class C
6.07% due 03/20/2050 (b)	1,120,000	1,128,400
Capital Trust Re CDO Ltd, Series 2005-1A, Class E
7.42% due 03/20/2050 (b)	746,000	746,773

The accompanying notes are an integral part of the financial statements.          249

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Trust Re CDO Ltd, Series 2005-3A, Class A1
5.094% due 06/25/2035	$2,210,103	$2,159,685
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	160,000	154,139
Centex Home Equity, Series 2005-A, Class M4
6.12% due 01/25/2035 (b)	1,416,000	1,423,631
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3
4.80% due 12/15/2035	275,000	266,148
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2
5.363% due 05/25/2036	3,000,000	2,983,896
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	1,080,000	879,862
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	2,500,000	2,446,686
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	3,000,000	2,987,112
CW Capital Cobalt I, Series 2005-1A, Class A1
5.64% due 05/25/2045 (b)	2,100,653	2,098,973
Dillon Read CMBS CDO, Ltd.,Series 2006-1A, Class A3
6.08% due 12/05/2046	1,370,000	1,369,178
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	666,000	651,202
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	1,500,000	1,464,873
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	75,813	75,935
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	993,884	1,020,550
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
5.61% due 06/17/2022 (b)	42,034	42,083
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036	3,000,000	2,997,761
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.76% due 11/25/2051 (b)	1,100,000	1,092,630
JER CDO, Series 2006-2A, Class AFL
5.65% due 03/25/2045 (b)	1,600,000	1,568,000
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.02% due 02/25/2034 (b)	1,600,000	1,600,928
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM
5.659% due 05/12/2039 (b)	2,615,000	2,586,901
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.58% due 02/25/2047 (b)	1,845,000	1,830,586
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	230,000	226,125

Managed Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES
(continued)
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	$1,740,000	$1,742,020
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
5.70% due 06/22/2051 (b)	2,100,000	2,090,724
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.07% due 02/01/2041 (b)	1,040,000	1,024,920
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.27% due 02/01/2041 (b)	1,040,000	1,018,472
Option One Mortgage Loan Trust, Series 2005-1, Class M1
5.84% due 02/25/2035 (b)	866,000	866,837
Option One Mortgage Loan Trust, Series 2004-1, Class M1
5.92% due 01/25/2034 (b)	887,837	889,859
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,035,000	3,022,214
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	2,500,000	2,482,696
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035	2,850,000	2,821,227
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036	2,200,000	2,188,688
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	3,412,919	3,375,189
RAIT Cre CDO, Ltd., Series 2006-1A, Class H
7.57% due 11/20/2046 (b)	1,540,000	1,539,245
RAIT Preferred Funding, Ltd., Series 2007-2A, Class B
6.131% due 06/25/2045 (b)	1,315,000	1,315,000
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	183,914	181,671
Residential Asset Mortgage Products, Inc., Series 2005-RS6, Class A12
5.56% due 06/25/2035 (b)	1,693,343	1,695,133
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	250,000	246,928
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033	150,000	141,491
Residential Funding Mortgage Securities II, Series 2002-HI1, Class A7
6.90% due 01/25/2033	1,966,836	1,962,706
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	10,347	10,349
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	121,975	121,523

The accompanying notes are an integral part of the financial statements.          250

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES
(continued)
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	$1,286,257	$1,277,968
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	1,119,694	1,080,391
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	89,147	89,256
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034	250,000	236,891

TOTAL ASSET BACKED SECURITIES
(Cost $72,297,777)		$71,546,858

SUPRANATIONAL OBLIGATIONS - 0.16%

Honduras - 0.06%
Central American Bank for Economic Integration
6.75% due 04/15/2013	900,000	937,782

Venezuela - 0.10%
Corporacion Andina de Fomento
5.20% due 05/21/2013	1,330,000	1,292,570
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	220,000	230,399

		1,522,969

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,538,615)		$2,460,751

SHORT TERM INVESTMENTS - 7.14%
Federal National Mortgage Association Discount Notes
zero coupon due 07/17/2007 ***	$49,000,000	$48,888,933
Federal National Mortgage Association Discount Notes, Series BB
zero coupon due 07/12/2007 ***	59,000,000	58,907,698
John Hancock Cash Investment Trust (c)	2,169,391	2,169,391

TOTAL SHORT TERM INVESTMENTS
(Cost $109,966,022)		$109,966,022

REPURCHASE AGREEMENTS - 1.24%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$19,105,321 on 07/02/2007,
collateralized by $5,550,000
Federal National Mortgage
Association, 4.625% due
10/15/2013 (valued at $5,376,563,
including interest) and
$14,090,000 Federal Home Loan
Mortgage Corp., 5.80% due
04/23/2014 (valued at
$14,107,613, including interest) ***	$19,098,000	$19,098,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,098,000)		$19,098,000

Total Investments (Managed Trust)
(Cost $1,585,612,814) - 106.84%		$1,644,628,372
Liabilities in Excess of Other Assets - (6.84)%		(105,362,435)

TOTAL NET ASSETS - 100.00%		$1,539,265,937

Mid Cap Intersection Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.82%

Aerospace - 1.16%
Teledyne Technologies, Inc. *	14,700	$675,465
Woodward Governor Company	48,400	2,597,628

		3,273,093

Air Travel - 0.42%
SkyWest, Inc.	49,600	1,181,968

Aluminum - 0.35%
Century Aluminum Company *	18,000	983,340

Apparel & Textiles - 0.52%
Crocs, Inc. *	17,800	765,934
Phillips-Van Heusen Corp.	11,580	701,401

		1,467,335

Auto Parts - 1.00%
TRW Automotive Holdings Corp. *	76,700	2,824,861

Auto Services - 1.23%
Avis Budget Group, Inc. *	122,677	3,487,707

Banking - 0.71%
FirstMerit Corp.	96,390	2,017,443

Biotechnology - 2.01%
Cephalon, Inc. *	52,717	4,237,920
Millennium Pharmaceuticals, Inc. *	138,621	1,465,224

		5,703,144

Building Materials & Construction - 0.84%
KBR, Inc. *	53,761	1,410,151
Lennox International, Inc.	28,100	961,863

		2,372,014

Business Services - 6.83%
Cadence Design Systems, Inc. *	169,578	3,723,933
Compucredit Corp. *	56,100	1,964,622
DST Systems, Inc. *	41,614	3,296,245
Dun & Bradstreet Corp.	8,780	904,164
Equifax, Inc.	31,700	1,408,114
Manpower, Inc.	56,024	5,167,654
Perot Systems Corp., Class A *	91,000	1,550,640
Sotheby’s	28,818	1,326,204

		19,341,576

Cellular Communications - 0.33%
Telephone & Data Systems, Inc.	15,141	947,372

Chemicals - 2.76%
Albemarle Corp.	15,308	589,817
Ashland, Inc.	10,700	684,265
Celanese Corp., Series A	14,700	570,066
FMC Corp.	8,410	751,770
Lubrizol Corp.	13,989	902,990

The accompanying notes are an integral part of the financial statements.          251

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Lyondell Chemical Company	75,589	$2,805,864
Terra Industries, Inc. *	36,300	922,746
W. R. Grace & Company *	24,500	600,005

		7,827,523

Colleges & Universities - 0.78%
ITT Educational Services, Inc. *	18,777	2,204,044

Commercial Services - 0.39%
Chemed Corp.	16,600	1,100,414

Computers & Business Equipment - 2.77%
Electronics for Imaging, Inc. *	43,900	1,238,858
Ingram Micro, Inc., Class A *	206,276	4,478,252
Parametric Technology Corp. *	98,183	2,121,735

		7,838,845

Containers & Glass - 0.98%
Greif, Inc., Class A	19,600	1,168,356
Sonoco Products Company	37,784	1,617,533

		2,785,889

Crude Petroleum & Natural Gas - 3.86%
Cabot Oil & Gas Corp.	35,500	1,309,240
Cimarex Energy Company	28,508	1,123,500
Noble Energy, Inc.	46,060	2,873,684
Patterson-UTI Energy, Inc.	43,878	1,150,042
Unit Corp. *	71,300	4,485,483

		10,941,949

Drugs & Health Care - 0.63%
West Pharmaceutical Services, Inc.	38,000	1,791,700

Electrical Utilities - 3.98%
CenterPoint Energy, Inc.	158,500	2,757,900
Northeast Utilities	143,107	4,058,514
NSTAR	17,588	570,731
Pepco Holdings, Inc.	27,992	789,374
PNM Resources, Inc.	44,196	1,228,207
Puget Energy, Inc.	25,120	607,402
Westar Energy, Inc.	52,607	1,277,298

		11,289,426

Electronics - 3.83%
Amphenol Corp., Class A	53,221	1,897,329
Arrow Electronics, Inc. *	17,938	689,357
Avnet, Inc. *	49,170	1,949,099
Belden CDT, Inc.	20,300	1,123,605
Mentor Graphics Corp. *	102,091	1,344,538
Teleflex, Inc.	9,041	739,373
Vishay Intertechnology, Inc. *	196,377	3,106,684

		10,849,985

Energy - 2.66%
Energen Corp.	71,400	3,922,716
MDU Resources Group, Inc.	128,929	3,615,169

		7,537,885

Mid Cap Intersection Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services - 5.43%
Affiliated Managers Group, Inc. *	33,400	$4,300,584
CapitalSource, Inc.	154,400	3,796,696
Eaton Vance Corp.	28,411	1,255,198
IndyMac Bancorp, Inc.	63,310	1,846,753
The First Marblehead Corp.	17,800	687,792
UMB Financial Corp.	67,400	2,485,038
Waddell & Reed Financial, Inc., Class A	38,408	998,992

		15,371,053

Food & Beverages - 0.87%
Tyson Foods, Inc., Class A	107,500	2,476,800

Gas & Pipeline Utilities - 0.97%
UGI Corp.	100,900	2,752,552

Healthcare Products - 0.62%
Beckman Coulter, Inc.	26,955	1,743,449

Healthcare Services - 2.74%
Health Net, Inc. *	98,328	5,191,718
Pediatrix Medical Group, Inc. *	10,300	568,045
Weight Watchers International, Inc.	39,400	2,003,096

		7,762,859

Homebuilders - 0.17%
NVR, Inc. *	695	472,426

Hotels & Restaurants - 0.22%
CBRL Group, Inc.	14,448	613,751

Household Appliances - 1.40%
Whirlpool Corp.	35,700	3,969,840

Household Products - 1.68%
Church & Dwight, Inc.	25,903	1,255,260
Energizer Holdings, Inc. *	8,542	850,783
Newell Rubbermaid, Inc.	90,500	2,663,415

		4,769,458

Industrial Machinery - 3.45%
AGCO Corp. *	27,440	1,191,170
Dresser-Rand Group, Inc. *	28,900	1,141,550
Gardner Denver, Inc. *	64,400	2,740,220
Grant Prideco, Inc. *	46,871	2,523,066
The Manitowoc Company, Inc.	27,100	2,178,298

		9,774,304

Industrials - 0.22%
Harsco Corp.	12,239	636,428

Insurance - 7.11%
Allied World Assurance Holdings, Ltd.	89,000	4,561,250
American Financial Group, Inc.	18,435	629,555
Axis Capital Holdings, Ltd.	107,500	4,369,875
Everest Re Group, Ltd.	54,745	5,947,497
HCC Insurance Holdings, Inc.	21,127	705,853
PMI Group, Inc.	15,305	683,674
Reinsurance Group of America, Inc.	53,900	3,246,936

		20,144,640

The accompanying notes are an integral part of the financial statements.          252

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.50%
Netflix, Inc. *	73,557	$1,426,270

Internet Software - 0.51%
McAfee, Inc. *	40,769	1,435,069

Manufacturing - 2.43%
Acuity Brands, Inc.	67,500	4,068,900
Barnes Group, Inc.	28,900	915,552
Ceradyne, Inc. *	15,300	1,131,588
Mettler-Toledo International, Inc. *	8,100	773,631

		6,889,671

Medical-Hospitals - 1.25%
Lifepoint Hospitals, Inc. *	91,546	3,540,999

Metal & Metal Products - 2.57%
Commercial Metals Company	19,466	657,367
Precision Castparts Corp.	47,080	5,713,629
Reliance Steel & Aluminum Company	16,216	912,312

		7,283,308

Mining - 0.59%
Cleveland-Cliffs, Inc.	21,500	1,669,905

Office Furnishings & Supplies - 0.27%
Herman Miller, Inc.	24,321	768,544

Paper - 0.18%
Rock-Tenn Company, Class A	16,000	507,520

Petroleum Services - 2.91%
Pride International, Inc. *	70,230	2,630,816
SEACOR Holdings, Inc. *	31,300	2,922,168
Tesoro Petroleum Corp.	47,200	2,697,480

		8,250,464

Pharmaceuticals - 2.82%
Alkermes, Inc. *	106,100	1,549,060
Amylin Pharmaceuticals, Inc. *	67,000	2,757,720
Barr Pharmaceuticals, Inc. *	31,900	1,602,337
Par Pharmaceutical Companies, Inc. *	20,200	570,246
Vertex Pharmaceuticals, Inc. *	53,056	1,515,279

		7,994,642

Real Estate - 1.31%
Forest City Enterprises, Inc., Class A	20,600	1,266,488
Maguire Properties, Inc., REIT	36,200	1,242,746
Weingarten Realty Investors, REIT	29,600	1,216,560

		3,725,794

Retail Trade - 7.80%
Aaron Rents, Inc., Class B	23,500	686,200
Abercrombie & Fitch Company, Class A	39,700	2,897,306
Advance Auto Parts, Inc.	15,400	624,162
Aeropostale, Inc. *	53,657	2,236,424
American Eagle Outfitters, Inc.	29,244	750,401
Big Lots, Inc. *	50,500	1,485,710
BJ’s Wholesale Club, Inc. *	52,300	1,884,369
Charming Shoppes, Inc. *	51,805	561,048
Dillard’s, Inc., Class A	25,700	923,401

Mid Cap Intersection Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Dollar Tree Stores, Inc. *	38,196	$1,663,436
J. Crew Group, Inc. *	27,800	1,503,702
Ross Stores, Inc.	165,313	5,091,640
United Rentals, Inc. *	54,671	1,778,994

		22,086,793

Semiconductors - 5.96%
Emulex Corp. *	86,700	1,893,528
Lam Research Corp. *	130,345	6,699,733
MEMC Electronic Materials, Inc. *	11,392	696,279
MKS Instruments, Inc. *	59,700	1,653,690
ON Semiconductor Corp. *	72,000	771,840
Teradyne, Inc. *	101,200	1,779,096
Varian Semiconductor Equipment
Associates, Inc. *	84,450	3,383,067

		16,877,233

Software - 0.44%
Compuware Corp. *	49,900	591,814
Sybase, Inc. *	27,141	648,399

		1,240,213

Telecommunications Equipment &
Services - 1.34%
NeuStar, Inc., Class A *	100,068	2,898,970
Polycom, Inc. *	26,766	899,338

		3,798,308

Telephone - 1.53%
CenturyTel, Inc.	33,500	1,643,175
Harris Corp.	34,381	1,875,484
U.S. Cellular Corp. *	8,900	806,340

		4,324,999

Tires & Rubber - 0.49%
Goodyear Tire & Rubber Company *	40,000	1,390,400

Toys, Amusements & Sporting Goods - 0.45%
Hasbro, Inc.	40,400	1,268,964

Trucking & Freight - 1.55%
Landstar Systems, Inc.	70,500	3,401,625
Werner Enterprises, Inc.	48,700	981,305

		4,382,930

TOTAL COMMON STOCKS (Cost $274,560,992)		$277,117,099

SHORT TERM INVESTMENTS - 0.06%
U.S. Treasury Bills
zero coupon due 08/02/2007 ****	$175,000	$174,260

TOTAL SHORT TERM INVESTMENTS
(Cost $174,259)		$174,260

The accompanying notes are an integral part of the financial statements.          253

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 2.42%
Repurchase Agreement with State
Street Corp. dated 06/29/207 at
4.60% to be repurchased at
$6,864,630 on 07/02/2007,
collateralized by $7,340,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $7,000,525,
including interest)	$6,862,000	$6,862,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,862,000)		$6,862,000

Total Investments (Mid Cap Intersection Trust)
(Cost $281,597,251) - 100.30%		$284,153,359
Liabilities in Excess of Other Assets - (0.30)%		(842,274)

TOTAL NET ASSETS - 100.00%		$283,311,085

Mid Cap Stock Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.86%

Advertising - 1.35%
Focus Media Holding, Ltd., ADR * (a)	326,600	$16,493,300

Aerospace - 1.13%
Teledyne Technologies, Inc. *	299,500	13,762,025

Agriculture - 1.18%
The Mosaic Company *	370,200	14,445,204

Auto Parts - 0.77%
LKQ Corp. *	381,400	9,405,324

Biotechnology - 2.82%
Cephalon, Inc. * (a)	166,583	13,391,607
Charles River Laboratories International, Inc. *	231,500	11,950,030
Human Genome Sciences, Inc. * (a)	462,400	4,124,608
Millennium Pharmaceuticals, Inc. *	474,317	5,013,531

		34,479,776

Building Materials & Construction - 0.96%
Foster Wheeler, Ltd. *	109,397	11,704,385

Business Services - 6.56%
Cadence Design Systems, Inc. *	614,000	13,483,440
DST Systems, Inc. *	130,600	10,344,826
Equifax, Inc.	334,800	14,871,816
Manpower, Inc.	169,800	15,662,352
Peace Mark Holdings, Ltd.	4,012,000	5,480,145
Resources Connection, Inc. *	610,300	20,249,754

		80,092,333

Cable and Television - 1.81%
Gemstar-TV Guide International, Inc. *	2,235,300	10,997,676
Net Servicos de Comunicacao SA, PR ADR * (a)	669,700	11,070,141

		22,067,817

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 1.81%
Leap Wireless International, Inc. *	70,700	$5,974,150
Millicom International Cellular SA * (a)	41,000	3,757,240
NII Holdings, Inc. *	153,800	12,417,812

		22,149,202

Chemicals - 3.97%
Kingboard Chemical Holdings, Ltd.	2,309,700	10,634,522
Potash Corp. of Saskatchewan, Inc.	194,400	15,157,368
Rhodia SA *	257,415	11,693,230
Terra Industries, Inc. *	433,100	11,009,402

		48,494,522

Computers & Business Equipment - 1.73%
Diebold, Inc.	190,500	9,944,100
Juniper Networks, Inc. *	443,500	11,162,895

		21,106,995

Construction & Mining Equipment - 1.10%
Joy Global, Inc.	230,400	13,439,232

Containers & Glass - 2.37%
Owens-Illinois, Inc. *	488,200	17,087,000
Rexam PLC	1,186,680	11,872,942

		28,959,942

Crude Petroleum & Natural Gas - 4.30%
Chesapeake Energy Corp.	470,672	16,285,251
EOG Resources, Inc.	172,500	12,602,850
Forest Oil Corp. * (a)	312,900	13,223,154
Ultra Petroleum Corp. *	187,800	10,374,072

		52,485,327

Drugs & Health Care - 1.14%
Shionogi & Company, Ltd.	647,253	10,542,349
Zymogenetics, Inc. *	232,600	3,398,286

		13,940,635

Electrical Equipment - 1.68%
FLIR Systems, Inc. *	288,800	13,357,000
Genlyte Group, Inc. *	91,341	7,173,922

		20,530,922

Electronics - 1.39%
Garmin, Ltd. (a)	230,100	17,020,497

Energy - 2.14%
Covanta Holding Corp. *	469,200	11,565,780
Suntech Power Holdings Company, Ltd., ADR *	398,500	14,533,295

		26,099,075

Financial Services - 3.14%
E*TRADE Financial Corp. *	526,005	11,619,450
Interactive Data Corp.	507,300	13,585,494
Invesco PLC, ADR	484,900	12,534,665
Nasdaq Stock Market, Inc. * (a)	20,984	623,435

		38,363,044

Food & Beverages - 1.22%
Tyson Foods, Inc., Class A	648,100	14,932,224

The accompanying notes are an integral part of the financial statements.          254

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 6.03%
Dade Behring Holdings, Inc.	236,200	$12,546,944
Hologic, Inc. * (a)	336,900	18,633,939
Kyphon, Inc. * (a)	313,900	15,114,285
Mindray Medical International, Ltd., ADR	298,900	9,125,417
St. Jude Medical, Inc. *	349,800	14,513,202
The Medicines Company *	208,661	3,676,607

		73,610,394

Healthcare Services - 1.76%
Brookdale Senior Living, Inc. (a)	241,700	11,014,269
IMS Health, Inc.	325,600	10,461,528

		21,475,797

Household Products - 2.59%
Jarden Corp. *	454,982	19,568,776
Newell Rubbermaid, Inc.	407,700	11,998,611

		31,567,387

Industrial Machinery - 1.58%
Flowserve Corp.	64,900	4,646,840
Valmont Industries, Inc. (a)	200,700	14,602,932

		19,249,772

Insurance - 0.98%
Security Capital Assurance, Ltd.	389,400	12,020,778

International Oil - 1.05%
Noble Corp.	131,400	12,814,128

Internet Software - 1.35%
Akamai Technologies, Inc. *	196,200	9,543,168
McAfee, Inc. *	197,400	6,948,480

		16,491,648

Leisure Time - 2.04%
DreamWorks Animation SKG, Class A *	368,761	10,635,067
Electronic Arts, Inc. *	302,300	14,304,836

		24,939,903

Manufacturing - 0.92%
Snap-on, Inc.	222,400	11,233,424

Metal & Metal Products - 1.36%
Cameco Corp. (a)	327,748	16,629,933

Mining - 2.71%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	250,500	20,746,410
Teck Cominco, Ltd., Class B	291,300	12,380,250

		33,126,660

Petroleum Services - 2.06%
GlobalSantaFe Corp.	175,600	12,687,100
TETRA Technologies, Inc. *	442,900	12,489,780

		25,176,880

Pharmaceuticals - 2.43%
Alkermes, Inc. *	387,499	5,657,486
Amylin Pharmaceuticals, Inc. * (a)	300,333	12,361,706
Elan Corp. PLC, ADR *	532,000	11,666,760

		29,685,952

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade - 9.68%
Abercrombie & Fitch Company, Class A	153,500	$11,202,430
Dick’s Sporting Goods, Inc. *	272,400	15,845,508
Dollar Tree Stores, Inc. *	330,000	14,371,500
Fossil, Inc. *	751,700	22,167,633
J. Crew Group, Inc. *	112,500	6,085,125
Kohl’s Corp. *	255,500	18,148,165
Luxottica Group SpA	316,908	12,330,617
Saks, Inc. *	272,900	5,826,415
Tiffany & Company (a)	231,493	12,283,019

		118,260,412

Sanitary Services - 0.99%
Allied Waste Industries, Inc. *	893,600	12,027,856

Semiconductors - 1.34%
NVIDIA Corp. *	395,000	16,317,450

Software - 8.97%
Activision, Inc. *	1,263,100	23,582,078
Adobe Systems, Inc. *	431,900	17,340,785
Autodesk, Inc. *	258,800	12,184,304
Citrix Systems, Inc. *	244,700	8,239,049
Red Hat, Inc. *	525,500	11,708,140
Transaction Systems Architects, Inc., Class A *	357,500	12,033,450
VeriFone Holdings, Inc. *	466,296	16,436,934
Verint Systems, Inc. *	258,400	8,087,920

		109,612,660

Telecommunications Equipment &
Services - 2.55%
American Tower Corp., Class A *	234,951	9,867,942
Sonus Networks, Inc. *	1,681,000	14,322,120
Tele Norte Leste Participacoes SA, ADR (a)	364,900	6,922,153

		31,112,215

Toys, Amusements & Sporting Goods - 0.67%
Marvel Entertainment, Inc. * (a)	322,300	8,212,204

Transportation - 2.41%
Aircastle, Ltd.	467,000	18,591,270
C.H. Robinson Worldwide, Inc.	205,800	10,808,616

		29,399,886

Travel Services - 0.82%
Ctrip.com International, Ltd., ADR	127,500	10,025,325

TOTAL COMMON STOCKS (Cost $977,275,144)		$1,182,962,445

SHORT TERM INVESTMENTS - 11.91%
John Hancock Cash Investment Trust (c)	$145,482,259	$145,482,259

TOTAL SHORT TERM INVESTMENTS (Cost $145,482,259)		$145,482,259

Total Investments (Mid Cap Stock Trust)
(Cost $1,122,757,403) - 108.77%		$1,328,444,704
Liabilities in Excess of Other Assets - (8.77)%		(107,071,206)

TOTAL NET ASSETS - 100.00%		$1,221,373,498

The accompanying notes are an integral part of the financial statements.          255

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.69%

Advertising - 2.50%
Interpublic Group of Companies, Inc. (The) *	1,335,994	$15,230,332

Agriculture - 3.18%
Monsanto Company	103,204	6,970,398
The Mosaic Company *	319,071	12,450,151

		19,420,549

Apparel & Textiles - 0.27%
Liz Claiborne, Inc.	44,200	1,648,660

Auto Parts - 1.99%
ArvinMeritor, Inc.	75,500	1,676,100
Genuine Parts Company	210,507	10,441,147

		12,117,247

Broadcasting - 1.06%
Clear Channel Communications, Inc.	171,200	6,474,784

Building Materials & Construction - 1.05%
KBR, Inc. *	245,318	6,434,691

Business Services - 7.52%
Arbitron, Inc.	36,200	1,865,386
Cadence Design Systems, Inc. *	558,171	12,257,435
R.H. Donnelley Corp. *	236,047	17,887,642
R.R. Donnelley & Sons Company	318,661	13,864,940

		45,875,403

Chemicals - 3.48%
Chemtura Corp.	713,269	7,924,419
Eastman Chemical Company	174,738	11,240,896
Potash Corp. of Saskatchewan, Inc.	26,283	2,049,285

		21,214,600

Construction & Mining Equipment - 0.02%
Joy Global, Inc.	1,600	93,328

Containers & Glass - 3.01%
Ball Corp.	219,678	11,680,279
Pactiv Corp. *	209,027	6,665,871

		18,346,150

Crude Petroleum & Natural Gas - 2.16%
EOG Resources, Inc.	180,285	13,171,622

Domestic Oil - 0.73%
Range Resources Corp.	119,800	4,481,718

Electrical Equipment - 1.74%
Hubbell, Inc., Class B	195,763	10,614,270

Electrical Utilities - 6.35%
Ameren Corp.	236,058	11,569,203
CMS Energy Corp.	601,677	10,348,844
Northeast Utilities	420,779	11,933,292
Puget Energy, Inc.	202,143	4,887,818

		38,739,157

Food & Beverages - 2.91%
Coca-Cola Enterprises, Inc.	486,044	11,665,056
Smithfield Foods, Inc. *	197,004	6,065,753

		17,730,809

Mid Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 2.23%
NiSource, Inc.	553,049	$11,453,645
Southwest Gas Corp.	64,255	2,172,461

		13,626,106

Healthcare Products - 1.39%
Bausch & Lomb, Inc.	121,855	8,461,611

Healthcare Services - 0.75%
Healthsouth Corp. * (a)	253,517	4,591,193

Hotels & Restaurants - 0.93%
Brinker International, Inc.	194,452	5,691,610

Household Products - 1.14%
Newell Rubbermaid, Inc.	236,621	6,963,756

Industrial Machinery - 2.21%
Cummins, Inc.	64,466	6,524,604
W.W. Grainger, Inc.	75,012	6,979,866

		13,504,470

Insurance - 7.72%
ACE, Ltd.	94,837	5,929,209
Aetna, Inc.	95,572	4,721,257
Conseco, Inc. *	362,937	7,581,754
Everest Re Group, Ltd.	7,830	850,651
Genworth Financial, Inc., Class A	43,483	1,495,815
PartnerRe, Ltd.	138,085	10,701,588
SAFECO Corp.	78,420	4,882,429
XL Capital, Ltd., Class A	129,614	10,925,164

		47,087,867

Internet Software - 2.75%
McAfee, Inc. *	441,246	15,531,859
Openwave Systems, Inc. * (a)	200,800	1,257,008

		16,788,867

Manufacturing - 1.47%
Pentair, Inc.	23,600	910,252
Snap-on, Inc.	159,866	8,074,832

		8,985,084

Metal & Metal Products - 1.60%
Timken Company	269,656	9,737,278

Office Furnishings & Supplies - 1.87%
OfficeMax, Inc.	290,555	11,418,812

Paper - 2.86%
Bowater, Inc. (a)	332,435	8,294,253
MeadWestvaco Corp.	260,121	9,187,474

		17,481,727

Petroleum Services - 3.51%
GlobalSantaFe Corp.	148,334	10,717,131
Halliburton Company	311,006	10,729,707

		21,446,838

Pharmaceuticals - 4.56%
King Pharmaceuticals, Inc. *	738,771	15,115,255

The accompanying notes are an integral part of the financial statements.          256

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Mylan Laboratories, Inc.	700,212	$12,736,856

		27,852,111

Real Estate - 0.82%
Host Hotels & Resorts, Inc., REIT	216,174	4,997,943

Retail Grocery - 2.50%
Safeway, Inc.	223,927	7,620,236
The Kroger Company	271,700	7,642,921

		15,263,157

Retail Trade - 2.01%
Foot Locker, Inc.	324,574	7,075,713
Macy’s, Inc.	130,048	5,173,310

		12,249,023

Sanitary Services - 1.09%
Allied Waste Industries, Inc. *	495,200	6,665,392

Software - 1.23%
Sybase, Inc. *	313,344	7,485,788

Telecommunications Equipment &
Services - 9.73%
ADC Telecommunications, Inc. *	506,653	9,286,949
Avaya, Inc. *	779,456	13,126,039
Embarq Corp.	219,100	13,884,367
JDS Uniphase Corp. *	916,325	12,306,245
Tellabs, Inc. *	1,003,500	10,797,660

		59,401,260

Telephone - 5.10%
CenturyTel, Inc.	140,247	6,879,115
Qwest Communications International, Inc. *	2,032,012	19,710,517
Windstream Corp.	308,500	4,553,460

		31,143,092

Tires & Rubber - 0.25%
Goodyear Tire & Rubber Company *	44,200	1,536,392

TOTAL COMMON STOCKS (Cost $481,019,993)		$583,972,697

SHORT TERM INVESTMENTS - 2.37%
John Hancock Cash Investment Trust (c)	$14,471,719	$14,471,719

TOTAL SHORT TERM INVESTMENTS (Cost $14,471,719)		$14,471,719

REPURCHASE AGREEMENTS - 4.42%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$26,972,335 on 07/02/2007,
collateralized by $27,995,000
Federal National Mortgage
Association, 6.08% due
12/06/2021 (valued at
$27,505,088, including interest)	$26,962,000	$26,962,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,962,000)		$26,962,000

Total Investments (Mid Cap Value Trust)
(Cost $522,453,712) - 102.48%		$625,406,416
Liabilities in Excess of Other Assets - (2.48)%		(15,163,530)

TOTAL NET ASSETS - 100.00%		$610,242,886

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.75%

Advertising - 0.56%
Interpublic Group of Companies, Inc. (The) *	66,020	$752,628

Aerospace - 0.69%
Goodrich Corp.	15,744	937,713

Agriculture - 1.27%
The Mosaic Company *	44,019	1,717,621

Air Travel - 0.82%
AMR Corp. *	12,496	329,270
Continental Airlines, Inc., Class B *	11,919	403,696
UAL Corp. *	3,330	135,165
US Airways Group, Inc. *	8,034	243,189

		1,111,320

Apparel & Textiles - 1.99%
Liz Claiborne, Inc.	20,241	754,989
Mohawk Industries, Inc. * (a)	4,441	447,608
VF Corp.	16,330	1,495,502

		2,698,099

Auto Parts - 0.94%
Genuine Parts Company	6,260	310,496
Johnson Controls, Inc.	5,679	657,458
Magna International, Inc., Class A	3,429	312,005

		1,279,959

Automobiles - 2.58%
Ford Motor Company	327,153	3,081,781
General Motors Corp.	11,038	417,237

		3,499,018

Banking - 1.44%
Comerica, Inc.	14,094	838,170
Huntington BancShares, Inc.	16,843	383,010
Regions Financial Corp.	22,200	734,820

		1,956,000

Building Materials & Construction - 2.43%
American Standard Companies, Inc.	42,937	2,532,424
Chicago Bridge & Iron Company N.V.	19,979	754,008

		3,286,432

Business Services - 4.85%
Computer Sciences Corp. *	18,875	1,116,456
Deluxe Corp.	15,724	638,552
Dun & Bradstreet Corp.	4,410	454,142
Electronic Data Systems Corp.	50,014	1,386,888
Fluor Corp.	9,735	1,084,187
Pitney Bowes, Inc.	7,404	346,655
R.H. Donnelley Corp. *	20,264	1,535,606

		6,562,486

The accompanying notes are an integral part of the financial statements.          257

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Chemicals - 3.98%
Eastman Chemical Company	24,797	$1,595,191
Imperial Chemical Industries PLC, ADR	13,245	654,303
Lubrizol Corp.	11,734	757,430
Lyondell Chemical Company	20,685	767,827
PPG Industries, Inc.	21,228	1,615,663

		5,390,414

Construction & Mining Equipment - 0.52%
National Oilwell, Inc. *	6,767	705,392

Construction Materials - 0.45%
USG Corp. * (a)	12,301	603,241

Crude Petroleum & Natural Gas - 2.99%
Newfield Exploration Company *	19,646	894,875
Pioneer Natural Resources Company	24,963	1,215,948
Southwestern Energy Company *	28,949	1,288,230
Sunoco, Inc.	8,201	653,456

		4,052,509

Electrical Equipment - 0.98%
Cooper Industries, Ltd., Class A	23,222	1,325,744

Electrical Utilities - 4.38%
American Electric Power Company, Inc.	15,977	719,604
Consolidated Edison, Inc.	14,733	664,753
DPL, Inc.	7,452	211,190
DTE Energy Company	15,380	741,623
Edison International	20,037	1,124,476
Mirant Corp. *	15,401	656,853
Pinnacle West Capital Corp.	21,001	836,890
PPL Corp.	20,780	972,296

		5,927,685

Electronics - 0.74%
Celestica, Inc. *	67,262	420,387
Solectron Corp. *	158,970	585,010

		1,005,397

Energy - 3.59%
Energy East Corp.	29,224	762,454
McDermott International, Inc. *	32,504	2,701,733
Sempra Energy	23,610	1,398,420

		4,862,607

Financial Services - 0.26%
Amvescap PLC	27,203	352,799

Food & Beverages - 1.36%
Del Monte Foods Company	51,150	621,984
Tyson Foods, Inc., Class A	52,736	1,215,037

		1,837,021

Forest Products - 0.74%
Rayonier, Inc.	22,064	995,969

Gas & Pipeline Utilities - 2.73%
El Paso Corp.	70,284	1,210,993
Enbridge, Inc. (a)	37,588	1,269,723
NiSource, Inc.	38,665	800,752

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
Questar Corp.	7,905	$417,779

		3,699,247

Healthcare Services - 2.07%
Health Net, Inc. *	22,425	1,184,040
Humana, Inc. *	10,743	654,356
McKesson Corp.	6,692	399,111
Omnicare, Inc. (a)	15,839	571,154

		2,808,661

Holdings Companies/Conglomerates - 1.90%
Loews Corp.	35,149	1,791,896
Textron, Inc.	7,154	787,727

		2,579,623

Hotels & Restaurants - 0.65%
Hilton Hotels Corp.	26,348	881,868

Household Appliances - 0.83%
Whirlpool Corp.	10,098	1,122,898

Industrial Machinery - 5.15%
AGCO Corp. *	42,877	1,861,291
Cameron International Corp. *	16,589	1,185,616
Ingersoll-Rand Company, Class A	41,707	2,286,378
Terex Corp. *	6,934	563,734
The Manitowoc Company, Inc.	13,462	1,082,075

		6,979,094

Insurance - 15.37%
ACE, Ltd.	39,878	2,493,173
Ambac Financial Group, Inc.	5,947	518,519
Aon Corp.	68,610	2,923,472
Axis Capital Holdings, Ltd.	33,909	1,378,401
Everest Re Group, Ltd.	31,377	3,408,797
Lincoln National Corp.	19,405	1,376,785
MBIA, Inc.	7,825	486,871
PartnerRe, Ltd.	29,011	2,248,352
Torchmark Corp.	12,887	863,429
Willis Group Holdings, Ltd.	19,731	869,348
XL Capital, Ltd., Class A	50,307	4,240,377

		20,807,524

International Oil - 1.65%
Hess Corp.	11,827	697,320
Nabors Industries, Ltd. *	9,132	304,826
Weatherford International, Ltd. *	22,304	1,232,073

		2,234,219

Internet Software - 0.60%
McAfee, Inc. *	22,932	807,206

Leisure Time - 2.36%
National Cinemedia, Inc. *	19,390	543,114
Regal Entertainment Group, Class A (a)	51,294	1,124,877
Royal Caribbean Cruises, Ltd.	35,603	1,530,217

		3,198,208

The accompanying notes are an integral part of the financial statements.          258

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing - 3.82%
Eaton Corp.	27,341	$2,542,713
Reddy Ice Holdings, Inc.	19,214	547,983
Rockwell Automation, Inc.	13,578	942,856
Stanley Works	18,787	1,140,371

		5,173,923

Medical-Hospitals - 0.46%
Health Management Associates, Inc., Class A	54,643	620,744

Mining - 1.02%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	16,632	1,377,462

Paper - 0.46%
MeadWestvaco Corp.	17,591	621,314

Petroleum Services - 2.72%
BJ Services Company	21,007	597,439
ENSCO International, Inc.	5,188	316,520
GlobalSantaFe Corp.	31,826	2,299,428
Smith International, Inc.	8,045	471,759

		3,685,146

Pharmaceuticals - 1.68%
Hospira, Inc. *	10,865	424,169
King Pharmaceuticals, Inc. *	23,884	488,667
Mylan Laboratories, Inc.	52,699	958,595
Watson Pharmaceuticals, Inc. *	12,228	397,777

		2,269,208

Photography - 0.69%
Eastman Kodak Company (a)	33,429	930,329

Railroads & Equipment - 1.60%
CSX Corp.	37,757	1,702,086
Kansas City Southern *	12,269	460,578

		2,162,664

Real Estate - 1.79%
Boston Properties, Inc., REIT	3,375	344,689
Equity Residential, REIT	22,248	1,015,176
Simon Property Group, Inc., REIT	5,874	546,517
The St. Joe Company, REIT (a)	11,199	518,962

		2,425,344

Retail Trade - 1.90%
Family Dollar Stores, Inc.	37,533	1,288,133
Macy’s, Inc.	14,112	561,375
Ritchie Brothers Auctioneers, Inc. (a)	11,619	727,582

		2,577,090

Sanitary Services - 0.09%
Insituform Technologies, Inc., Class A *	5,543	120,893

Semiconductors - 3.10%
Intersil Corp., Class A	33,208	1,044,724
LSI Logic Corp. *	39,025	293,078
Maxim Integrated Products, Inc.	10,602	354,213
Microchip Technology, Inc.	18,871	698,982
Micron Technology, Inc. *	37,704	472,431

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
National Semiconductor Corp.	47,380	$1,339,432

		4,202,860

Software - 0.69%
BMC Software, Inc. *	30,885	935,816

Steel - 0.55%
Nucor Corp.	12,600	738,990

Telecommunications Equipment & Services - 0.91%
Embarq Corp.	4,488	284,405
Tellabs, Inc. *	87,783	944,545

		1,228,950

Telephone - 2.50%
CenturyTel, Inc.	29,428	1,443,443
Qwest Communications International, Inc. *	95,044	921,927
Windstream Corp.	69,199	1,021,377

		3,386,747

Tobacco - 2.51%
Loews Corp. - Carolina Group	33,690	2,603,226
Reynolds American, Inc.	12,202	795,571

		3,398,797

Toys, Amusements & Sporting Goods - 0.39%
Hasbro, Inc.	16,709	524,830

TOTAL COMMON STOCKS (Cost $112,235,563)		$132,359,709

CONVERTIBLE BONDS - 0.37%

Telephone - 0.37%
Qwest Communications International, Inc.
3.50% due 11/15/2025	$289,000	506,473

TOTAL CONVERTIBLE BONDS (Cost $390,872)		$506,473

SHORT TERM INVESTMENTS - 6.32%
Ebury Finance, Ltd.
5.30% due 07/02/2007	$2,300,000	$2,299,652
John Hancock Cash Investment Trust (c)	6,254,811	6,254,811

TOTAL SHORT TERM INVESTMENTS
(Cost $8,554,463)		$8,554,463

Total Investments (Mid Cap Value Equity Trust)
(Cost $121,180,898) - 104.44%		$141,420,645
Liabilities in Excess of Other Assets - (4.44)%		(6,006,700)

TOTAL NET ASSETS - 100.00%		$135,413,945

Mid Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.72%

Advertising - 0.19%
Lamar Advertising Company, Class A *	6,500	$407,940

The accompanying notes are an integral part of the financial statements.          259

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aerospace - 0.45%
Raytheon Company	18,300	$986,187

Air Travel - 1.86%
Southwest Airlines Company	272,600	4,064,466

Apparel & Textiles - 0.85%
Cintas Corp.	35,200	1,387,936
Liz Claiborne, Inc.	12,800	477,440

		1,865,376

Auto Parts - 0.64%
TRW Automotive Holdings Corp. *	38,100	1,403,223

Auto Services - 1.67%
Hertz Global Holdings, Inc. *	137,800	3,661,346

Banking - 6.31%
Citizens Banking Corp.	20,300	371,490
Commerce Bancshares, Inc.	39,256	1,778,297
Cullen Frost Bankers, Inc.	16,700	892,949
First Horizon National Corp. (a)	92,900	3,623,100
First Niagara Financial Group, Inc.	81,500	1,067,650
NewAlliance Bancshares, Inc.	22,000	323,840
Northern Trust Corp.	32,300	2,074,952
Regions Financial Corp.	25,000	827,500
Valley National Bancorp (a)	12,474	280,540
Westamerica Bancorp (a)	36,100	1,597,064
Wilmington Trust Corp.	23,400	971,334

		13,808,716

Biotechnology - 0.63%
Affymetrix, Inc. *	13,000	323,570
Invitrogen Corp. *	11,700	862,875
Neurocrine Biosciences, Inc. * (a)	16,900	189,787

		1,376,232

Broadcasting - 2.61%
Cox Radio, Inc., Class A *	55,400	788,896
Discovery Holding Company *	90,800	2,087,492
Liberty Media Corp. - Capital, Series A *	5,814	684,192
XM Satellite Radio Holdings, Inc., Class A *	183,000	2,153,910

		5,714,490

Building Materials & Construction - 0.76%
Owens Corning, Inc. *	49,800	1,674,774

Business Services - 1.67%
Equifax, Inc.	35,000	1,554,700
H & R Block, Inc.	90,100	2,105,637

		3,660,337

Cable and Television - 2.30%
E.W. Scripps Company, Class A	70,900	3,239,421
EchoStar Communications Corp., Class A *	19,100	828,367
Gemstar-TV Guide International, Inc. *	194,600	957,432

		5,025,220

Colleges & Universities - 0.51%
Career Education Corp. *	33,100	1,117,787

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 2.25%
Seagate Technology	116,000	$2,525,320
Sun Microsystems, Inc. *	454,700	2,391,722

		4,917,042

Construction Materials - 1.32%
Louisiana-Pacific Corp.	110,800	2,096,336
USG Corp. * (a)	16,300	799,352

		2,895,688

Cosmetics & Toiletries - 0.17%
Alberto-Culver Company	15,900	377,148

Crude Petroleum & Natural Gas - 1.63%
Compton Petroleum Corp *	48,700	484,565
Forest Oil Corp. *	23,600	997,336
Pogo Producing Company (a)	41,200	2,092,548

		3,574,449

Educational Services - 1.09%
Apollo Group, Inc., Class A *	40,800	2,383,944

Electrical Equipment - 1.28%
Molex, Inc.	105,500	2,801,025

Electrical Utilities - 3.90%
Ameren Corp.	20,700	1,014,507
Dynegy, Inc., Class A *	151,300	1,428,272
Mirant Corp. *	20,400	870,060
Pinnacle West Capital Corp.	56,800	2,263,480
TECO Energy, Inc.	172,600	2,965,268

		8,541,587

Electronics - 0.89%
AVX Corp.	116,800	1,955,232

Energy - 2.03%
Duke Energy Corp.	61,300	1,121,790
Energy East Corp.	21,300	555,717
Hanover Compressor Company *	115,700	2,759,445

		4,436,952

Financial Services - 4.34%
Discover Financial Services *	25,600	729,600
IndyMac Bancorp, Inc. (a)	76,600	2,234,422
Investors Financial Services Corp.	29,400	1,813,098
Janus Capital Group, Inc.	80,900	2,252,256
SLM Corp.	20,400	1,174,632
Synovus Financial Corp.	35,500	1,089,850
Waddell & Reed Financial, Inc., Class A	7,900	205,479

		9,499,337

Food & Beverages - 5.05%
Coca-Cola Enterprises, Inc.	134,900	3,237,600
ConAgra Foods, Inc.	104,500	2,806,870
McCormick & Company, Inc.	19,300	736,874
Sara Lee Corp.	158,400	2,756,160
Tootsie Roll Industries, Inc. (a)	19,100	529,261
Winn-Dixie Stores, Inc. *	33,800	990,340

		11,057,105

The accompanying notes are an integral part of the financial statements.          260

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 1.23%
NiSource, Inc.	83,200	$1,723,072
Spectra Energy Corp.	37,750	979,990

		2,703,062

Gold - 2.15%
Anglogold Ashanti, Ltd.	55,500	2,099,010
Gold Fields, Ltd., ADR	85,300	1,339,210
Meridian Gold, Inc. *	45,600	1,257,648

		4,695,868

Healthcare Products - 1.75%
St. Jude Medical, Inc. *	58,600	2,431,314
Varian Medical Systems, Inc. *	20,400	867,204
Zimmer Holdings, Inc. *	6,300	534,807

		3,833,325

Healthcare Services - 3.24%
Healthsouth Corp. * (a)	106,060	1,920,747
Lincare Holdings, Inc. *	64,900	2,586,265
Omnicare, Inc. (a)	20,100	724,806
Weight Watchers International, Inc.	36,450	1,853,118

		7,084,936

Holdings Companies/Conglomerates - 0.21%
Pearson PLC, SADR	27,000	454,680

Household Products - 1.39%
Newell Rubbermaid, Inc.	22,000	647,460
The Clorox Company	38,700	2,403,270

		3,050,730

Insurance - 7.35%
Axis Capital Holdings, Ltd.	41,600	1,691,040
Cincinnati Financial Corp.	24,700	1,071,980
Genworth Financial, Inc., Class A	20,300	698,320
Lincoln National Corp.	17,875	1,268,231
Marsh & McLennan Companies, Inc.	158,200	4,885,215
Ohio Casualty Corp.	30,200	1,307,962
OneBeacon Insurance Group, Ltd.	19,700	499,001
The Travelers Companies, Inc.	26,717	1,429,360
UnumProvident Corp.	22,700	592,697
Willis Group Holdings, Ltd.	47,100	2,075,226
XL Capital, Ltd., Class A	6,600	556,314

		16,075,346

International Oil - 2.67%
Hess Corp.	32,100	1,892,616
Murphy Oil Corp.	66,600	3,958,704

		5,851,320

Internet Retail - 0.65%
Amazon.com, Inc. *	20,900	1,429,769

Leisure Time - 1.21%
Brunswick Corp.	81,100	2,646,293

Liquor - 0.66%
Brown Forman Corp., Class B	19,700	1,439,676

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Medical-Hospitals - 3.09%
Health Management Associates, Inc., Class A	244,100	$2,772,976
Triad Hospitals, Inc. *	21,500	1,155,840
Universal Health Services, Inc., Class B	46,100	2,835,150

		6,763,966

Paper - 4.06%
Bowater, Inc. (a)	46,500	1,160,175
Domtar Corp. *	118,800	1,325,808
International Paper Company	108,900	4,252,545
Smurfit-Stone Container Corp. *	160,600	2,137,586

		8,876,114

Petroleum Services - 0.86%
BJ Services Company	66,000	1,877,040

Pharmaceuticals - 2.23%
Barr Pharmaceuticals, Inc. *	19,000	954,370
OSI Pharmaceuticals, Inc. *	23,200	840,072
Sepracor, Inc. *	35,300	1,448,006
Valeant Pharmaceuticals International	98,300	1,640,627

		4,883,075

Photography - 0.61%
Eastman Kodak Company (a)	47,900	1,333,057

Publishing - 3.56%
Dow Jones & Company, Inc.	40,000	2,298,000
McClatchy Company, Class A	19,700	498,607
Meredith Corp.	6,400	394,240
Scholastic Corp. *	57,200	2,055,768
The New York Times Company, Class A (a)	46,400	1,178,560
Tribune Company	46,291	1,360,955

		7,786,130

Real Estate - 0.94%
The St. Joe Company, REIT (a)	44,300	2,052,862

Retail Trade - 2.65%
Dollar General Corp.	47,000	1,030,240
Family Dollar Stores, Inc.	52,800	1,812,096
Gap, Inc.	124,600	2,379,860
The TJX Companies, Inc.	20,800	572,000

		5,794,196

Sanitary Services - 2.70%
Allied Waste Industries, Inc. *	134,400	1,809,024
Nalco Holding Company	149,200	4,095,540

		5,904,564

Semiconductors - 3.67%
Fairchild Semiconductor International, Inc. *	117,800	2,275,896
Micron Technology, Inc. *	81,000	1,014,930
Novellus Systems, Inc. *	35,200	998,624
QLogic Corp. *	66,100	1,100,565
Teradyne, Inc. *	115,200	2,025,216
Xilinx, Inc.	22,700	607,679

		8,022,910

The accompanying notes are an integral part of the financial statements.          261

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Software - 0.62%
Intuit, Inc. *	44,800	$1,347,584

Telecommunications Equipment & Services - 1.49%
Nortel Networks Corp. *	89,719	2,157,742
Tellabs, Inc. *	101,600	1,093,216

		3,250,958
Toys, Amusements & Sporting Goods - 0.50%
Mattel, Inc.	43,600	1,102,644

Transportation - 0.83%
Laidlaw International, Inc.	52,700	1,820,785

TOTAL COMMON STOCKS (Cost $180,688,764)		$207,286,493

PREFERRED STOCKS - 0.38%

Sanitary Services - 0.38%
Allied Waste Industries, Inc., Series D *	2,400	843,631

TOTAL PREFERRED STOCKS (Cost $600,750)		$843,631

CORPORATE BONDS - 0.94%

Telecommunications Equipment & Services - 0.94%
Lucent Technologies Inc., Series B
2.75% due 06/15/2025	$1,829,000	2,048,480

TOTAL CORPORATE BONDS (Cost $1,844,268)		$2,048,480

SHORT TERM INVESTMENTS - 12.24%
John Hancock Cash Investment Trust (c)	$17,338,566	$17,338,566
T. Rowe Price Reserve Investment Fund (c)	9,455,964	9,455,964

TOTAL SHORT TERM INVESTMENTS
(Cost $26,794,530)		$26,794,530

REPURCHASE AGREEMENTS - 0.89%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$1,941,744 on 07/02/2007,
collateralized by $1,965,000
Federal Home Loan Bank, 5.625%
due 03/14/2036 (valued at
$1,984,650, including interest)	$1,941,000	$1,941,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,941,000)		$1,941,000

Total Investments (Mid Value Trust)
(Cost $211,869,312) - 109.17%		$238,914,134
Liabilities in Excess of Other Assets - (9.17)%		(20,075,423)

TOTAL NET ASSETS - 100.00%		$218,838,711

Money Market Trust

	Shares or Principal Amount	Value

COMMERCIAL PAPER - 23.32%

Banking - 10.11%
Abbey National PLC
zero coupon due 07/30/2007	60,000,000	$59,838,587
Bank of America Corp.
zero coupon due 08/29/2007	19,000,000	18,836,521
Danske Corp., Series A
zero coupon due 07/06/2007	33,700,000	33,555,581
Depfa Bank PLC
zero coupon due 08/09/2007	55,860,000	55,506,850
HBOS Treasury Services PLC
zero coupon due 07/26/2007	25,000,000	24,909,288
Royal Bank of Scotland Group
zero coupon due 07/30/2007	21,500,000	21,408,727
UBS Finance (Delaware) LLC
zero coupon due 07/16/2007	82,065,000	81,832,567

		295,888,121

Financial Services - 10.90%
Barclays U.S. Funding LLC
zero coupon due 07/16/2007	66,321,000	65,852,286
BTM Capital Corp.
zero coupon due 08/21/2007	49,200,000	48,832,332
CRC Funding LLC
zero coupon due 07/18/2007	75,000,000	74,755,500
ING (US) Funding LLC
zero coupon due 07/03/2007	30,000,000	29,991,267
Merrill Lynch & Company
zero coupon due 07/10/2007	30,000,000	29,960,700
Old Line Funding LLC
zero coupon due 07/20/2007	45,000,000	44,874,600
Windmill Funding Corp.
zero coupon due 08/06/2007	25,000,000	24,868,500

		319,135,185

Manufacturing - 2.31%
Siemens Capital Company, LLC
zero coupon due 08/29/2007	68,000,000	67,549,413

TOTAL COMMERCIAL PAPER (Cost $682,572,719)		$682,572,719

U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.48%

Federal Home Loan Bank - 21.28%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007 to
08/17/2007	624,925,000	623,042,779

Federal Home Loan Mortgage Corp. - 22.30%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/12/2007 to
09/10/2007	656,484,000	652,790,149

Federal National Mortgage Association - 22.90%
Federal National Mortgage Association Discount Notes
zero coupon due 07/03/2007 to
11/13/2007	467,440,000	465,095,486

The accompanying notes are an integral part of the financial statements.          262

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Money Market Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
Federal National Mortgage Association Discount Notes
zero coupon due 07/18/2007 to
08/15/2007	206,306,000	$205,316,258

		670,411,744

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,946,244,672)		$1,946,244,672

U.S. TREASURY OBLIGATIONS - 10.62%

U.S. Treasury - 10.62%
U.S. Treasury Bills
zero coupon due 08/23/2007 to
11/08/2007	315,000,000	310,872,711

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $310,872,711)		$310,872,711

Total Investments (Money Market Trust)
(Cost $2,939,690,102) - 100.42%		$2,939,690,102
Liabilities in Excess of Other Assets - (0.42)%		(12,327,407)

TOTAL NET ASSETS - 100.00%		$2,927,362,695

Money Market Trust B

	Shares or Principal Amount	Value

COMMERCIAL PAPER - 24.17%

Banking - 5.46%
Bank of America Corp.
zero coupon due 07/27/2007	15,000,000	$14,943,125
UBS Finance (Delaware) LLC
zero coupon due 07/19/2007	15,000,000	14,960,700

		29,903,825

Electronics - 0.53%
Siemens Capital Company, LLC
zero coupon due 06/25/2007	2,904,000	2,903,567

Financial Services - 18.18%
Barclays U.S. Funding LLC
zero coupon due 08/01/2007	15,000,000	14,932,381
CRC Funding LLC
zero coupon due 07/27/2007	15,000,000	14,943,125
Dresdner U.S. Finance, Inc.
zero coupon due 07/05/2007	15,000,000	14,991,217
HBOS Treasury Services PLC
zero coupon due 08/17/2007	15,000,000	14,897,481
ING (US) Funding LLC
zero coupon due 07/02/2007	10,000,000	9,998,544
JPMorgan Chase & Company
zero coupon due 07/23/2007	15,000,000	14,951,967

Money Market Trust B (continued)

	Shares or Principal Amount	Value

COMMERCIAL PAPER (continued)

Financial Services (continued)
Park Avenue Receivables
zero coupon due 07/25/2007	15,000,000	$14,946,900

		99,661,615

TOTAL COMMERCIAL PAPER (Cost $132,469,007)		$132,469,007

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.67%

Federal Home Loan Bank - 10.58%
Federal Home Loan Bank Discount Notes
zero coupon due 07/06/2007 to
07/27/2007	58,130,000	57,984,850

Federal Home Loan Mortgage Corp. - 21.56%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/23/2007 to
09/10/2007	119,000,000	118,202,057

Federal National Mortgage Association - 19.53%
Federal National Mortgage Association Discount Note
zero coupon due 08/29/2007	53,000,000	52,553,321
Federal National Mortgage Association Discount Notes
zero coupon due 07/18/2007 to
08/17/2007	54,760,000	54,520,425

		107,073,746

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $283,260,653)		$283,260,653

U.S. TREASURY OBLIGATIONS - 24.30%

U.S. Treasury - 24.30%
U.S. Treasury Bills
zero coupon due 08/23/2007 to
11/08/2007	135,000,000	133,225,333

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $133,225,333)		$133,225,333

Total Investments (Money Market Trust B)
(Cost $548,954,993) - 100.14%		$548,954,993
Liabilities in Excess of Other Assets - (0.14)%		(779,787)

TOTAL NET ASSETS - 100.00%		$548,175,206

Mutual Shares Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 91.82%

Advertising - 0.31%
WPP Group PLC	24,908	$374,001

Aerospace - 0.09%
GenCorp, Inc. *	8,497	111,056

Air Travel - 0.39%
Northwest Airlines Corp. *	21,019	466,622

The accompanying notes are an integral part of the financial statements.          263

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aluminum - 0.49%
Alcan Aluminum, Ltd.	4,869	$395,850
Alcoa, Inc.	4,803	194,665

		590,515

Auto Parts - 0.22%
Federal Signal Corp.	16,476	261,309

Automobiles - 1.63%
DaimlerChrysler AG	2,994	277,634
General Motors Corp.	44,051	1,665,128

		1,942,762

Banking - 12.36%
ABN AMRO Holdings NV	8,333	383,601
Banca Popolare Di Lodi SPA	17,955	277,212
Banco Popolare Di Verona e Novara SpA	13,290	383,425
BNP Paribas SA	6,780	809,928
Centennial Bank Holdings, Inc. *	16,110	136,452
Danske Bank AS	26,668	1,094,926
Fortis	41,292	1,760,154
Hudson City Bancorp, Inc.	64,933	793,481
Intesa Sanpaolo SpA	131,214	980,994
Mitsubishi UFJ Financial Group, Inc.	66	727,361
Societe Generale	5,495	1,021,706
Sovereign Bancorp, Inc.	21,928	463,558
Sumitomo Mitsui Financial Group, Inc.	80	745,513
Svenska Handelsbanken AB - Series A	20,044	563,465
Swedbank AB - A shares	17,395	632,522
UnionBanCal Corp.	4,746	283,336
US Bancorp	80,561	2,654,485
Wachovia Corp.	20,435	1,047,294

		14,759,413

Broadcasting - 1.97%
Liberty Media Corp. - Capital, Series A *	6,332	745,150
News Corp., Class A	75,895	1,609,733

		2,354,883

Building Materials & Construction - 0.46%
Owens Corning, Inc. *	16,306	548,371

Business Services - 1.06%
Alliance Data Systems Corp. *	5,674	438,487
First Data Corp.	19,112	624,389
H & R Block, Inc.	8,511	198,902

		1,261,778

Cable and Television - 4.54%
Cablevision Systems Corp., Class A *	4,030	145,846
Comcast Corp., Special Class A *	35,947	1,005,078
EchoStar Communications Corp., Class A *	2,005	86,957
Time Warner Cable, Inc. *	11,086	434,239
Time Warner, Inc.	77,096	1,622,100
Viacom, Inc., Class B *	23,546	980,220
Virgin Media, Inc.	46,974	1,144,756

		5,419,196

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 1.53%
ALLTEL Corp.	5,360	$362,068
Motorola, Inc.	82,512	1,460,462

		1,822,530

Chemicals - 0.24%
DSM NV	5,778	285,513

Computers & Business Equipment - 1.85%
Dell, Inc. *	50,006	1,427,671
International Business Machines Corp.	1,510	158,928
Lexmark International, Inc. *	12,494	616,079

		2,202,678

Diversified Financial Services - 0.58%
Keppel Corp., Ltd. *	85,279	696,678

Electrical Utilities - 2.55%
Constellation Energy Group	16,949	1,477,445
E.ON AG	8,671	1,457,022
NorthWestern Corp.	3,604	114,643

		3,049,110

Electronics - 0.53%
Koninklijke (Royal) Philips Electronics NV	11,839	505,141
Tyco Electronics, Ltd. *	3,280	128,117

		633,258

Energy - 1.21%
RWE AG	5,970	637,540
TXU Corp.	11,976	805,985

		1,443,525

Financial Services - 4.00%
Bear Stearns Companies, Inc.	3,699	517,860
Citigroup, Inc.	25,725	1,319,435
Legg Mason, Inc.	3,363	330,852
SLM Corp.	19,592	1,128,107
Takefuji Corp.	14,061	471,720
Washington Mutual, Inc.	23,718	1,011,336

		4,779,310

Food & Beverages - 6.03%
Cadbury Schweppes PLC	105,808	1,443,342
Coca-Cola Enterprises, Inc.	40,911	981,864
General Mills, Inc.	5,058	295,488
Groupe DANONE *	7,102	576,285
Kraft Foods, Inc., Class A	9,047	318,907
Nestle SA	3,359	1,278,731
Orkla ASA	59,835	1,136,660
Pernod-Ricard SA	5,297	1,174,092

		7,205,369

Forest Products - 2.07%
Weyerhaeuser Company	31,253	2,466,799

Gas & Pipeline Utilities - 0.49%
KeySpan Corp.	14,013	588,266

Healthcare Products - 0.82%
Boston Scientific Corp. *	10,645	163,294

The accompanying notes are an integral part of the financial statements.          264

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Covidien, Ltd. *	2,647	$114,086
Hillenbrand Industries, Inc.	7,222	469,430
MDS, Inc.	11,453	233,680

		980,490

Healthcare Services - 0.57%
Quest Diagnostics, Inc.	13,154	679,404

Holdings Companies/Conglomerates - 3.33%
ACE Aviation Holdings, Inc. *	13,474	340,286
Berkshire Hathaway, Inc., Class B *	1,010	3,641,050

		3,981,336

Homebuilders - 0.21%
Beazer Homes USA, Inc.	10,042	247,736

Hotels & Restaurants - 0.28%
Wyndham Worldwide Corp. *	9,060	328,516

Industrial Machinery - 0.65%
Linde AG	6,399	772,114

Insurance - 6.22%
Alleghany Corp. *	1,740	707,310
Allianz AG	3,130	734,564
American International Group, Inc.	11,048	773,692
Conseco, Inc. *	22,669	473,555
Hartford Financial Services Group, Inc.	2,080	204,901
Nationwide Financial Services, Inc., Class A	7,456	471,368
Old Republic International Corp.	30,604	650,641
Prudential Financial, Inc.	4,813	467,968
The Travelers Companies, Inc.	6,656	356,096
White Mountains Insurance Group, Ltd.	3,695	2,239,244
Zurich Financial Services AG	1,113	344,829

		7,424,168

International Oil - 2.13%
Royal Dutch Shell PLC, A Shares	31,083	1,268,664
SeaDrill, Ltd., GDR *	29,007	626,063
Total SA	7,984	650,445

		2,545,172

Liquor - 0.21%
Brown Forman Corp., Class B	3,448	251,980

Manufacturing - 3.11%
Siemens AG	10,935	1,575,486
Tyco International, Ltd.	63,205	2,135,696

		3,711,182

Medical-Hospitals - 1.51%
Community Health Systems, Inc. *	9,259	374,527
Tenet Healthcare Corp. *	125,187	814,967
Triad Hospitals, Inc. *	11,344	609,853

		1,799,347

Mining - 0.52%
Anglo American PLC	10,576	624,811

Paper - 3.19%
Domtar Corp. *	41,479	462,906

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Paper (continued)
International Paper Company	47,542	$1,856,515
MeadWestvaco Corp.	7,719	272,635
Potlatch Corp.	1,288	55,448
Temple-Inland, Inc.	18,816	1,157,749

		3,805,253

Petroleum Services - 1.08%
BP PLC	55,617	672,770
Transocean, Inc. *	5,836	618,499

		1,291,269

Pharmaceuticals - 2.68%
Bristol-Myers Squibb Company	18,972	598,756
Pfizer, Inc.	58,637	1,499,348
Sanofi-Aventis SA	10,167	826,091
Valeant Pharmaceuticals International	16,437	274,334

		3,198,529

Pollution Control - 0.45%
Suez SA	9,288	533,543

Publishing - 0.56%
Dow Jones & Company, Inc.	11,108	638,155
Sun-Times Media Group, Inc.	6,870	36,067

		674,222

Real Estate - 1.08%
Alexander’s, Inc., REIT *	1,684	680,757
Link, REIT	81,217	179,702
The St. Joe Company, REIT	5,076	235,222
Ventas, Inc., REIT	5,379	194,989

		1,290,670

Retail Grocery - 1.36%
Carrefour SA	13,940	982,640
The Kroger Company	22,691	638,298

		1,620,938

Retail Trade - 3.66%
CVS Caremark Corp.	34,381	1,253,188
Dollar General Corp.	23,440	513,805
Home Depot, Inc.	42,621	1,677,136
Wal-Mart Stores, Inc.	19,320	929,485

		4,373,614

Semiconductors - 0.62%
LSI Logic Corp. *	97,894	735,184

Software - 1.34%
Microsoft Corp.	54,387	1,602,785

Steel - 0.95%
Mittal Steel Company NV	18,076	1,137,582

Telecommunications Equipment & Services - 1.41%
Chunghwa Telecom Company, Ltd., ADR	6,182	116,593
Embarq Corp.	7,407	469,382
Koninklijke (Royal) KPN NV	16,447	273,942
Telefonica SA	5,700	127,459

The accompanying notes are an integral part of the financial statements.          265

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
Verizon Communications, Inc.	16,938	$697,337

		1,684,713

Tobacco - 7.91%
Altadis SA, Series A	16,980	1,129,441
Altria Group, Inc.	21,125	1,481,707
British American Tobacco PLC	64,878	2,209,922
Imperial Tobacco Group PLC	36,456	1,687,168
Japan Tobacco, Inc.	158	778,445
KT&G Corp.	10,719	754,165
Reynolds American, Inc.	21,568	1,406,234

		9,447,082

Toys, Amusements & Sporting Goods - 0.58%
Mattel, Inc.	27,246	689,051

Transportation - 0.79%
A P Moller- Maersk AS	78	942,328

TOTAL COMMON STOCKS (Cost $109,341,881)		$109,635,961

CORPORATE BONDS - 0.08%

Air Travel - 0.02%
Northwest Airlines Corp. Escrow Account
zero coupon due 02/20/2049 ^ *	$170,000	19,975

Auto Parts - 0.03%
Dana Corp.
5.85% due 01/15/2015 ^	42,000	40,320

Leisure Time - 0.03%
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	33,000	32,753

TOTAL CORPORATE BONDS (Cost $67,163)		$93,048

OPTIONS - 0.21%

Call Options - 0.01%
Meadwestvaco Corp.
Expiration 10/05/2007 at $zero *	300	10,581

Put Options - 0.20%
Dow Jones Euro Stoxx 50 Index
Expiration 06/20/2008 at $4088.73 *	660	101,376
S&P 500 Index
Expiration 06/21/2008 at $1375.00 *	3,700	139,120

		240,496

TOTAL OPTIONS (Cost $211,031)		$251,077

SHORT TERM INVESTMENTS - 17.37%
Federal Home Loan Bank
zero coupon due 07/26/2007 to
09/26/2007	$5,000,000	$4,955,695
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007 to
07/27/2007	15,800,000	15,792,525

TOTAL SHORT TERM INVESTMENTS
(Cost $20,748,220)		$20,748,220

Total Investments (Mutual Shares Trust)
(Cost $130,368,295) - 109.48%		$130,728,306
Liabilities in Excess of Other Assets - (9.48)%		(11,320,087)

TOTAL NET ASSETS - 100.00%		$119,408,219

Natural Resources Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.46%

Aluminum - 1.05%
Alcoa, Inc.	270,475	$10,962,352

Coal - 3.63%
CONSOL Energy, Inc.	466,214	21,497,127
Peabody Energy Corp.	339,700	16,434,686

		37,931,813

Crude Petroleum & Natural Gas - 11.78%
Devon Energy Corp.	122,500	9,590,525
EOG Resources, Inc.	517,531	37,810,815
Newfield Exploration Company *	314,648	14,332,216
Noble Energy, Inc.	183,636	11,457,050
Rosneft Oil Company, GDR *	1,337,564	10,647,010
Ultra Petroleum Corp. *	198,800	10,981,712
XTO Energy, Inc.	469,614	28,223,801

		123,043,129

Domestic Oil - 5.71%
Denbury Resources, Inc. *	293,900	11,021,250
Suncor Energy, Inc.	315,193	28,438,645
Western Oil Sands, Inc. *	604,842	20,188,887

		59,648,782

Gas & Pipeline Utilities - 0.84%
Equitable Resources, Inc.	175,740	8,709,674

Gold - 1.73%
Barrick Gold Corp.	290,472	8,444,021
Gold Fields, Ltd. (a)	620,911	9,641,968

		18,085,989

International Oil - 30.16%
BP PLC, ADR	474,373	34,221,268
Canadian Natural Resources, Ltd.	846,267	56,319,664
ConocoPhillips	254,959	20,014,281
EnCana Corp.	751,108	46,272,010
Exxon Mobil Corp.	500,895	42,015,073
Lukoil Oil Company, ADR	220,073	16,769,563
OAO Gazprom, ADR	413,700	17,334,030
Petroleo Brasileiro SA, ADR	183,651	22,271,357
Royal Dutch Shell PLC, ADR, Class B	131,164	10,932,519
Royal Dutch Shell PLC, ADR	170,631	13,855,237
Talisman Energy, Inc.	1,802,502	34,912,831

		314,917,833

Metal & Metal Products - 14.05%
Alumina, Ltd. (a)	1,644,243	10,875,186
Cameco Corp. (a)	813,878	41,296,170
Companhia Vale Do Rio Doce, ADR	118,394	5,274,453
Companhia Vale Do Rio Doce, SADR	1,563,548	58,945,759

The accompanying notes are an integral part of the financial statements.          266

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products (continued)
Vedanta Resources PLC	936,920	$30,354,064

		146,745,632

Mining - 11.72%
Aluminum Corp. China, Ltd., ADR (a)	506,412	21,623,792
Anglo American PLC	198,425	11,722,588
Anglo Platinum, Ltd.	145,812	24,091,785
Freeport-McMoRan Copper & Gold, Inc.,
Class B	230,470	19,087,525
Newmont Mining Corp.	325,600	12,717,936
Xstrata PLC	552,344	33,096,851

		122,340,477

Paper - 1.72%
Bowater, Inc. (a)	365,400	9,116,730
Smurfit-Stone Container Corp. *	663,900	8,836,509

		17,953,239

Petroleum Services - 13.59%
Baker Hughes, Inc.	203,100	17,086,803
GlobalSantaFe Corp.	186,277	13,458,514
Halliburton Company	442,498	15,266,181
Petro-Canada	270,869	14,453,308
Total SA, ADR	428,438	34,694,909
Valero Energy Corp.	635,734	46,955,313

		141,915,028

Steel - 2.48%
Arcelor Mittal, Class A (a)	415,594	25,933,066

TOTAL COMMON STOCKS (Cost $694,325,274)		$1,028,187,014

PREFERRED STOCKS - 0.26%

Mining - 0.26%
Anglo American Platinum Corp., Ltd. * (a)	46,152	2,751,433

TOTAL PREFERRED STOCKS (Cost $969,129)		$2,751,433

SHORT TERM INVESTMENTS - 9.40%
John Hancock Cash Investment Trust (c)	$98,105,671	$98,105,671

TOTAL SHORT TERM INVESTMENTS
(Cost $98,105,671)		$98,105,671

REPURCHASE AGREEMENTS - 1.26%
The Bank of New York Tri-Party
Repurchase Agreement dated
06/29/2007 at 5.35% to be
repurchased at $13,205,885 on
07/02/2007, collateralized by
$148,897,761 Federal National
Mortgage Association, 6.00% due
01/01/2009 (valued at
$13,464,000, including interest)	$13,200,000	$13,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,200,000)		$13,200,000

Total Investments (Natural Resources Trust)
(Cost $806,600,074) - 109.38%		$1,142,244,118
Liabilities in Excess of Other Assets - (9.38)%		(97,985,823)

TOTAL NET ASSETS - 100.00%		$1,044,258,295

Overseas Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.42%

Australia - 2.57%
Amcor, Ltd.	104,100	$660,244
Asciano Group *	68,630	590,278
BHP Billiton, Ltd., SADR	6,500	388,375
Brambles, Ltd. *	240,711	2,489,296
Foster’s Group, Ltd.	262,880	1,424,005
Macquarie Bank, Ltd.	31,820	2,296,425
QBE Insurance Group, Ltd.	68,714	1,820,258
Telstra Corp., Ltd.	334,416	1,303,266
Toll Holdings, Ltd.	68,630	844,337
Woolworths, Ltd.	128,943	2,955,934

		14,772,418

Austria - 0.60%
OMV AG	11,900	796,206
Raiffeisen International Bank Holding AG	10,500	1,670,808
Wienerberger Baustoffindustrie AG	12,900	953,977

		3,420,991

Belgium - 0.24%
UCB SA	23,431	1,389,061

Bermuda - 0.46%
Li & Fung, Ltd.	733,400	2,649,838

Brazil - 0.37%
Companhia Vale Do Rio Doce, ADR	48,000	2,138,400

Canada - 7.41%
Alcan Aluminum, Ltd.	38,202	3,121,389
Barrick Gold Corp.	162,100	4,712,247
Cameco Corp.	131,100	6,656,387
Canadian Imperial Bank of Commerce	12,900	1,164,281
Canadian Natural Resources, Ltd.	69,400	4,618,619
EnCana Corp.	37,300	2,297,866
Finning International, Inc.	31,000	882,591
Methanex Corp.	57,500	1,429,458
Potash Corp. of Saskatchewan, Inc.	127,800	10,007,225
Rogers Communications, Inc., Class B	27,900	1,191,498
Shoppers Drug Mart Corp.	23,700	1,099,486
Sun Life Financial, Inc.	12,600	601,360
Suncor Energy, Inc.	30,700	2,769,942
Teck Cominco, Ltd.	29,600	1,257,976
Toronto Dominion Bank Ontario	10,700	733,019

		42,543,344

China - 0.09%
Industrial & Commercial Bank of China	946,000	523,889

Denmark - 0.52%
Novo Nordisk AS, Class B	9,900	1,079,127

The accompanying notes are an integral part of the financial statements.          267

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
Novo Nordisk AS	17,680	$1,927,168

		3,006,295

Finland - 1.18%
Neste Oil Oyj	45,600	1,795,834
Nokia AB Oyj	40,100	1,128,177
Stora Enso Oyj, R Shares	54,900	1,037,625
UPM-Kymmene Oyj	114,300	2,827,861

		6,789,497

France - 12.22%
Accor SA	16,900	1,501,568
Air Liquide	24,122	3,177,689
AXA Group SA	46,200	1,999,348
BNP Paribas SA	43,392	5,183,537
Bouygues SA	108,894	9,155,569
Carrefour SA	28,200	1,987,838
Dassault Systemes SA	19,600	1,239,057
Electricite de France	11,700	1,269,855
Groupe DANONE	51,200	4,154,577
Lafarge SA	20,500	3,752,609
L’Oreal SA	39,464	4,684,427
PagesJaunes Groupe SA	31,961	672,775
PSA Peugeot Citroen SA	24,500	1,980,080
Renault Regie Nationale SA	9,300	1,498,844
Sanofi-Aventis SA	104,042	8,453,645
Schneider Electric SA	28,114	3,957,850
Societe Generale	19,282	3,585,175
Thales SA	400	24,508
Total SA	88,100	7,177,379
Veolia Environnement SA	43,431	3,407,322
Vivendi Universal SA	28,913	1,247,328

		70,110,980

Germany - 5.82%
Allianz AG	20,228	4,747,210
Bayer AG	31,700	2,404,268
Bayerische Motoren Werke (BMW) AG	19,800	1,285,161
Commerzbank AG	51,061	2,449,944
Continental AG	7,500	1,058,983
DaimlerChrysler AG	71,200	6,602,397
Deutsche Bank AG	36,429	5,309,665
Metro AG	19,200	1,595,864
SAP AG	49,520	2,548,733
Siemens AG	37,552	5,410,394

		33,412,619

Greece - 0.01%
Greek Organization of Football Prognostics	1,260	44,631

Hong Kong - 2.09%
Bank of East Asia, Ltd.	415,400	2,332,335
BOC Hong Kong Holdings, Ltd.	434,000	1,031,325
China Shenhua Energy Company, Ltd.	390,000	1,349,248
Hang Lung Properties, Ltd.	477,000	1,644,133

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hong Kong & China Gas Company, Ltd.	349,800	$735,498
Kerry Properties, Ltd.	179,000	1,128,651
Swire Pacific, Ltd., Class A	338,500	3,781,651

		12,002,841

Ireland - 0.86%
CRH PLC - London	77,500	3,835,856
Depfa Bank PLC	62,300	1,103,367

		4,939,223

Italy - 0.72%
Eni SpA	43,472	1,580,967
Intesa Sanpaolo SpA	343,717	2,569,727

		4,150,694

Japan - 24.92%
AEON Company, Ltd.	321,900	5,973,429
Canon, Inc.	43,200	2,530,983
Citizen Watch Company, Ltd.	51,000	459,147
Daiwa House Industry Company, Ltd.	69,000	985,195
Denso Corp.	27,000	1,054,576
East Japan Railway Company	123	946,882
Fanuc, Ltd.	53,400	5,504,218
Fuji Photo Film Company, Ltd.	43,800	1,955,658
Hoya Corp.	92,000	3,049,147
Idemitsu Kosan Company, Ltd.	10,500	1,174,183
Inpex Holdings, Inc.	335	3,121,835
Japan Tobacco, Inc.	233	1,147,960
JS Group Corp.	38,500	779,952
Kansai Electric Power Company, Ltd.	38,500	909,424
Keyence Corp.	4,000	872,898
Millea Holdings, Inc.	25,600	1,049,682
Mitsubishi Corp.	166,200	4,350,115
Mitsubishi Estate Company, Ltd.	86,000	2,334,589
Mitsubishi Heavy Industries, Ltd.	128,000	820,453
Mitsubishi UFJ Financial Group, Inc.	192	2,115,960
Mitsui & Company, Ltd.	53,000	1,054,374
Mitsui Fudosan Company, Ltd.	29,000	813,095
Mizuho Financial Group, Inc.	814	5,626,531
Murata Manufacturing Company, Ltd.	18,700	1,407,747
Nintendo Company, Ltd.	9,200	3,362,262
Nippon Electric Glass Company, Ltd.	99,000	1,744,864
Nippon Telegraph & Telephone Corp.	198	877,647
Nissan Motor Company, Ltd.	257,600	2,757,503
Nomura Holdings, Inc.	54,000	1,050,201
NTT DoCoMo, Inc.	721	1,139,297
NTT Urban Development Corp.	812	1,572,611
Odakyu Electric Railway Company	155,000	954,580
Oracle Corp. - Japan	3,900	171,922
Orix Corp.	27,310	7,181,309
Rohm Company, Ltd.	13,800	1,224,505
Shimamura Company, Ltd.	9,100	970,431
Shin-Etsu Chemical Company, Ltd.	30,900	2,205,980
SMC Corp.	21,000	2,790,811

The accompanying notes are an integral part of the financial statements.          268

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
SOFTBANK Corp.	500,500	$10,788,299
Sony Corp.	49,400	2,533,949
Sumitomo Chemical Company, Ltd.	130,000	872,250
Sumitomo Corp.	258,000	4,704,023
Sumitomo Metal Industries, Ltd.	247,000	1,453,118
Sumitomo Mitsui Financial Group, Inc.	1,180	10,996,313
Sumitomo Realty & Development Company, Ltd.	79,000	2,573,478
Suzuki Motor Corp.	175,600	4,980,349
Takeda Pharmaceutical Company, Ltd.	27,800	1,793,185
TDK Corp.	5,900	569,896
The Tokyo Electric Power Company, Ltd.	52,500	1,684,697
Tokyo Electron, Ltd.	23,800	1,751,177
Tokyo Gas Company, Ltd.	366,000	1,732,053
Tokyu Corp.	144,000	961,517
Toshiba Corp.	595,000	5,183,137
Trend Micro, Inc.	55,000	1,773,834
UNI Charm Corp.	14,300	809,991
Ushio, Inc.	43,500	964,082
Yahoo Japan Corp.	10,529	3,570,671
Yamada Denki Company, Ltd.	31,030	3,238,656
Yamato Transport Company, Ltd.	144,000	2,033,888

		143,010,519

Luxembourg - 0.25%
SES Global SA	66,400	1,436,312

Mexico - 1.42%
America Movil SA de CV, Series L, ADR	131,300	8,131,409

Netherlands - 6.55%
ABN AMRO Holdings NV	59,681	2,747,370
Aegon NV	48,504	960,018
Akzo Nobel NV	16,400	1,418,120
Fortis	45,000	1,918,215
Heineken Holding NV	22,425	1,162,676
ING Groep NV	196,372	8,705,261
Koninklijke (Royal) KPN NV	153,800	2,561,698
Reed Elsevier NV	60,900	1,164,200
Royal Dutch Shell PLC, A Shares	335,528	13,694,705
Royal Numico NV	23,255	1,211,368
Unilever NV	65,100	2,029,556

		37,573,187

Norway - 0.45%
Norske Skogindustrier ASA	32,139	464,440
Telenor ASA	108,600	2,132,102

		2,596,542

Singapore - 1.16%
Capitaland, Ltd. *	530,000	2,805,699
DBS Group Holdings, Ltd.	53,000	789,752
Singapore Telecommunications, Ltd.	444,860	988,513
United Overseas Bank, Ltd.	143,072	2,057,110

		6,641,074

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Africa - 0.43%
Harmony Gold Mining Company, Ltd., SADR *	46,900	$669,263
Harmony Gold Mining Company, Ltd. *	40,500	576,428
Sasol, Ltd.	32,100	1,212,008

		2,457,699

South Korea - 1.29%
Kookmin Bank	13,870	1,217,576
Samsung Electronics Company, Ltd.	7,167	4,390,888
SK Telecom Company, Ltd., ADR	62,300	1,703,905
SK Telecom Company, Ltd.	370	85,306

		7,397,675

Spain - 3.02%
Banco Bilbao Vizcaya Argentaria SA	238,100	5,858,570
Banco Santander Central Hispano SA	233,700	4,325,367
Grupo Ferrovial SA	10,400	1,027,104
Industria de Diseno Textil SA	19,300	1,142,075
Repsol SA	82,400	3,258,471
Telefonica SA	77,372	1,730,136

		17,341,723

Sweden - 0.86%
Assa Abloy AB - Series B	29,000	641,598
AstraZeneca PLC	1,500	80,391
Atlas Copco AB, Series B, ADR	73,500	1,159,213
Teliasonera AB	412,200	3,039,845

		4,921,047

Switzerland - 7.50%
Adecco SA	17,100	1,326,399
Compagnie Financiere Richemont AG, Series A	125,399	7,529,472
Credit Suisse Group AG	25,305	1,805,728
Holcim, Ltd.	44,825	4,862,969
Nestle SA	11,728	4,464,707
Novartis AG	144,329	8,135,529
Roche Holdings AG	30,636	5,440,950
Swiss Re	66,944	6,119,626
Swisscom AG	7,056	2,413,773
UBS AG	16,258	977,525

		43,076,678

Taiwan - 1.00%
High Tech Computer Corp., ADR	16,300	1,173,600
HON HAI Precision Industry Company, Ltd., Reg. S, GDR	72,034	1,289,408
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	293,125	3,262,482

		5,725,490

United Kingdom - 13.28%
ARM Holdings PLC	421,200	1,237,849
AstraZeneca Group PLC	58,309	3,138,326
BAE Systems PLC	862,400	7,006,572
Barclays PLC	118,800	1,658,699
BHP Billiton PLC	196,500	5,479,225

The accompanying notes are an integral part of the financial statements.          269

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
British Land Company PLC	39,400	$1,059,114
Carnival PLC	20,900	999,946
Daily Mail and General Trust PLC	44,700	686,427
HBOS PLC	262,900	5,197,435
HSBC Holdings PLC	114,200	2,096,182
Johnston Press PLC	30,600	252,446
Lloyds TSB Group PLC	160,600	1,791,275
National Grid PLC, ADR	160,900	2,382,068
Reed Elsevier PLC	186,561	2,419,531
Reuters Group PLC	154,100	1,913,529
Rio Tinto PLC	31,300	2,402,949
Royal Bank of Scotland Group PLC	839,406	10,659,028
Royal Dutch Shell PLC, B Shares	82,069	3,429,338
SAB Miller PLC	169,400	4,302,183
Scottish & Southern Energy PLC	143,400	4,168,304
Standard Chartered PLC	124,400	4,067,708
Tesco PLC	199,400	1,674,027
Vodafone Group PLC	1,221,921	4,113,172
Xstrata PLC	33,333	1,997,338
Yell Group PLC	222,500	2,063,235

		76,195,906

United States - 0.13%
News Corp.	35,498	756,202

TOTAL COMMON STOCKS (Cost $458,313,834)		$559,156,184

SHORT TERM INVESTMENTS - 11.00%
John Hancock Cash Investment Trust (c)	$63,115,708	$63,115,708

TOTAL SHORT TERM INVESTMENTS (Cost $63,115,708)		$63,115,708

REPURCHASE AGREEMENTS - 1.45%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $8,309,184 on 07/02/2007, collateralized by $8,485,000 Federal National Mortgage Association, 5.125% due 01/02/2014 (valued at $8,474,394, including interest)	$8,306,000	$8,306,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,306,000)		$8,306,000

Total Investments (Overseas Equity Trust) (Cost $529,735,542) - 109.87%		$630,577,892
Liabilities in Excess of Other Assets - (9.87)%		(56,636,409)

TOTAL NET ASSETS - 100.00%		$573,941,483

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	13.97%

International Oil	6.06%

Insurance	4.53%

Financial Services	4.17%

Telecommunications Equipment & Services	4.10%

Pacific Rim Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.41%

Australia - 14.17%
Aristocrat Leisure, Ltd.	21,160	$258,170
Australia and New Zealand Banking Group, Ltd.	120,334	2,961,896
BHP Billiton, Ltd.	121,275	3,606,988
Boart Longyear Group *	500,000	946,691
Centennial Coal Company, Ltd.	300,000	771,786
Commonwealth Bank of Australia, Ltd.	43,230	2,027,920
CSL, Ltd.	21,660	1,618,357
Goodman Fielder, Ltd.	550,000	1,134,755
Harvey Norman Holding, Ltd.	150,000	673,721
Macquarie Bank, Ltd.	14,000	1,010,370
Macquarie CountryWide Trust	500,000	857,541
Pacific Brands, Ltd.	225,000	659,075
QBE Insurance Group, Ltd.	69,140	1,831,543
Rio Tinto, Ltd.	12,000	1,006,532
Sigma Pharmaceuticals, Ltd.	400,000	719,994
Westpac Banking Corp., Ltd.	72,740	1,584,759
Woodside Petroleum, Ltd.	20,670	802,906
Woolworths, Ltd.	29,000	664,806
Zinifex, Ltd.	75,000	1,198,434

		24,336,244

Bermuda - 2.29%
Cafe de Coral Holdings, Ltd.	424,000	803,663
Cosco Pacific, Ltd.	270,000	706,183
Giordano International, Ltd.	1,000,000	493,682
Noble Group, Ltd.	1,113,000	1,251,134
Sinofert Holdings, Ltd.	950,000	674,336

		3,928,998

Cayman Islands - 0.31%
Shimao Property Holdings, Ltd., GDR	240,000	537,781

China - 1.69%
China Life Insurance Company, Ltd.	158,000	567,837
China Telecom Corp., Ltd.	852,000	499,074
Dongfeng Motor Group Company, Ltd.	1,220,000	649,102
Yanzhou Coal Mining Company, Ltd., Class H	770,000	1,179,797

		2,895,810

Hong Kong - 5.55%
China High Speed Transmission Equipment Group Co., Ltd. *	2,000	1,811
China Mobile, Ltd.	75,000	806,709

The accompanying notes are an integral part of the financial statements.          270

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Resource Power Holdings, Ltd.	260,000	$621,835
CNOOC, Ltd.	600,000	679,900
CNPC Hong Kong, Ltd.	1,000,000	564,025
Dongfang Electrical Machinery Co., Ltd.	150,000	830,690
EVA Precision Industrial Holdings, Ltd.	800,000	251,701
Guangzhou Investment Company, Ltd.	1,200,000	306,953
Harbin Power Equipment Co., Ltd.	250,000	376,656
Henderson Land Development Company, Ltd.	105,000	715,103
Hong Kong & China Gas Company, Ltd.	370,000	777,971
Hong Kong Exchange & Clearing, Ltd.	55,000	777,997
New World Development Company, Ltd.	400,000	1,000,665
Proactive Technology Holdings Ltd. *	350,000	747,557
Road King Infrastructure, Ltd.	300,000	583,210
Sun Hung Kai Properties, Ltd.	40,000	481,915

		9,524,698

Japan - 48.51%
Access Company, Ltd. *	100	302,257
Ajinomoto Company, Inc.	150,000	1,727,240
Amada Company, Ltd.	170,000	2,122,848
Asahi Glass Company, Ltd.	125,000	1,685,507
Canon, Inc.	27,000	1,581,865
Chiba Bank, Ltd.	150,000	1,329,768
Credit Saison Company, Ltd.	53,000	1,378,631
Daiwa Securities Group, Inc.	139,000	1,478,927
Fanuc, Ltd.	7,500	773,064
Funai Electric Company, Ltd.	8,000	466,108
Hirose Electric Company, Ltd.	10,200	1,340,659
Honda Motor Company, Ltd.	65,300	2,381,184
Hosiden Corp.	70,000	925,732
Hoya Corp.	58,400	1,935,546
Ibiden Company, Ltd.	20,000	1,290,061
JAFCO Company, Ltd.	19,500	897,532
Japan General Estate Company, Ltd.	44,000	969,815
Japan Securities Finance Company, Ltd.	83,000	1,116,486
JSR Corp.	57,000	1,374,134
Kao Corp.	35,000	904,745
KDDI Corp.	430	3,181,314
Keyence Corp.	4,500	982,010
Kissei Pharmaceutical Company, Ltd.	25,000	439,609
Komatsu, Ltd.	91,000	2,639,925
Marui Company, Ltd.	82,300	1,037,045
Matsushita Electric Industrial Company, Ltd.	85,000	1,684,089
Millea Holdings, Inc.	30,000	1,230,096
Mitsubishi Corp.	138,000	3,612,009
Mitsubishi Estate Company, Ltd.	99,000	2,687,492
Mitsubishi Materials Corp.	343,000	1,870,581
Mitsui Sumitomo Insurance Company, Ltd.	198,000	2,538,276
Mizuho Financial Group, Inc.	215	1,486,123
Murata Manufacturing Company, Ltd.	35,000	2,634,820
Nippon Telegraph & Telephone Corp.	135	598,396
Obayashi Corp.	105,000	571,776

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Promise Company, Ltd.	14,000	$431,101
Rengo Company, Ltd.	153,000	753,811
Sekisui Chemical Company, Ltd.	165,000	1,274,219
Sekisui House, Ltd.	89,000	1,186,378
SFCG Company, Ltd.	4,100	685,410
Shimadzu Corp.	144,000	1,512,289
Sumitomo Bakelite Company, Ltd.	213,000	1,489,559
Sumitomo Electric Industries, Ltd.	125,000	1,859,730
Sumitomo Mitsui Financial Group, Inc.	270	2,516,105
Sumitomo Trust & Banking Company, Ltd.	213,000	2,028,078
Taiyo Nippon Sanso Corp.	232,000	1,791,629
Takashimaya Company, Ltd.	104,000	1,311,324
Takeda Pharmaceutical Company, Ltd.	38,042	2,453,825
The Bank of Yokohama, Ltd.	222,000	1,554,297
THK Company, Ltd.	63,000	1,577,489
Tokuyama Corp.	109,000	1,418,533
Tokyo Electron, Ltd.	26,300	1,935,124
Tokyo Seimitsu Company, Ltd.	20,400	788,526
Toyota Motor Corp.	40,000	2,528,261
UNY Company, Ltd.	88,000	1,043,977

		83,315,335

Malaysia - 2.07%
IGB Corp., BHD	800,000	627,951
IJM Corp. BHD	300,000	725,561
IOI Properties, BHD	170,000	654,888
KrisAssets Holdings, BHD	300,000	272,846
Malaysia Airports Holdings, BHD	285,300	238,817
Telekom Malaysia, BHD	350,000	1,044,171

		3,564,234

New Zealand - 0.58%
Telecom Corp. of New Zealand, Ltd.	280,000	993,331

Singapore - 0.73%
Jaya Holdings, Ltd.	500,000	571,858
Keppel Corp., Ltd. *	84,000	686,230

		1,258,088

South Korea - 11.17%
Daelim Industrial Company	9,500	1,413,920
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	28,000	1,585,106
Dongbu Insurance Company, Ltd.	30,000	1,006,657
GS Engineering & Construction Corp.	10,623	1,270,597
Hana Financial Group, Inc.	20,500	999,648
Hyundai Department Store Company, Ltd.	6,000	707,907
Hyundai Mobis	15,000	1,425,556
Hyundai Steel Company	23,000	1,269,687
Kookmin Bank	5,954	522,671
Korea Investment Holdings Company, Ltd.	13,000	889,322
LG Petrochemical Company, Ltd.	38,580	1,505,449
Samsung Electronics Company, Ltd.	5,000	3,063,268
Samsung Securities Company, Ltd.	4,000	321,697
Shinhan Financial Group Company, Ltd.	25,500	1,551,226

The accompanying notes are an integral part of the financial statements.          271

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
SK Telecom Company, Ltd.	2,000	$461,114
S-Oil Corp.	15,500	1,192,888

		19,186,713

Taiwan - 9.27%
Advanced Semiconductor Engineering, Inc. *	550,000	751,756
AU Optronics Corp.	480,000	821,014
Chi Mei Optoelectronics Corp.	1,180,000	1,405,620
China Steel Corp.	550,000	671,961
Chinatrust Finance Holding Company, Ltd.	857,622	670,590
High Tech Computer Corp.	33,000	591,662
Hon Hai Precision Industry Company, Ltd.	243,373	2,111,116
Hung Poo Real Estate Development Corp.	692,000	828,540
Inventec Company, Ltd.	1,370,000	1,041,937
MediaTek, Inc.	68,833	1,076,435
Shin Kong Financial Holding Company, Ltd.	960,000	1,121,564
Synnex Technology International Corp.	617,000	934,734
Taishin Financial Holdings Company, Ltd. *	1,000,000	554,368
Taiwan Fertilizer Company, Ltd.	450,000	948,381
Taiwan Semiconductor Manufacturing Company, Ltd.	790,896	1,712,722
Wan Hai Lines, Ltd.	850,000	684,102

		15,926,502

Thailand - 1.20%
Bangkok Bank PCL, Foreign Shares	116,500	411,673
PTT, PCL, Foreign Shares	91,000	711,658
PTT, PCL	40,000	312,817
Thai Union Frozen Products PCL	869,900	624,866

		2,061,014

United States - 0.87%
China Merchants Bank Company, Ltd.	200,000	610,068
Dah Sing Banking Group, Ltd.	401,200	887,701

		1,497,769

TOTAL COMMON STOCKS (Cost $139,968,526)		$169,026,517

RIGHTS - 0.00%

Hong Kong - 0.00%
New World Development Company, Ltd. (Expiration Date 07/03/2007, strike price HKD 5.89) *	2,198	0

TOTAL RIGHTS (Cost $0)		$0

Total Investments (Pacific Rim Trust) (Cost $139,968,526) - 98.41%		$169,026,517
Other Assets in Excess of Liabilities - 1.59%		2,730,033

TOTAL NET ASSETS - 100.00%		$171,756,550

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	9.69%

Electronics	7.64%

Chemicals	5.71%

Financial Services	5.09%

Holdings Companies/Conglomerates	4.58%

Quantitative All Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.24%

Aerospace - 3.01%
Lockheed Martin Corp.	132,000	$12,425,160
Orbital Sciences Corp., Class A *	79,300	1,666,093

		14,091,253

Aluminum - 0.56%
Century Aluminum Company *	47,840	2,613,499

Apparel & Textiles - 2.69%
Coach, Inc. *	235,000	11,136,650
Wolverine World Wide, Inc.	53,300	1,476,943

		12,613,593

Banking - 5.58%
Bank of America Corp.	297,600	14,549,664
BankUnited Financial Corp., Class A (a)	95,580	1,918,291
Corus Bankshares, Inc. (a)	114,339	1,973,491
FirstFed Financial Corp. *	78,900	4,475,997
Franklin Bank Corp. *	216,000	3,218,400

		26,135,843

Biotechnology - 1.95%
Applera Corp.	299,000	9,131,460

Broadcasting - 0.00%
Citadel Broadcasting Corp.	2,507	16,170

Business Services - 4.99%
Cadence Design Systems, Inc. *	288,100	6,326,676
Computer Sciences Corp. *	65,100	3,850,665
Healthcare Services Group, Inc.	83,100	2,451,450
Informatica Corp. *	201,300	2,973,201
Sotheby’s	124,800	5,743,296
Total Systems Services, Inc.	67,600	1,994,876

		23,340,164

Cellular Communications - 0.43%
Mobile Telesystems, SADR *	32,800	1,986,696

Chemicals - 0.55%
Albemarle Corp.	31,500	1,213,695
Methanex Corp.	53,795	1,352,406

		2,566,101

Commercial Services - 0.65%
Chemed Corp.	23,324	1,546,148
Perficient, Inc. *	71,800	1,486,260

		3,032,408

The accompanying notes are an integral part of the financial statements.          272

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 4.68%
Cisco Systems, Inc. *	323,000	$8,995,550
EMC Corp. *	222,800	4,032,680
International Business Machines Corp.	14,600	1,536,650
Jack Henry & Associates, Inc.	114,800	2,956,100
Radiant Systems, Inc. *	50,900	673,916
Xerox Corp. *	200,600	3,707,088

		21,901,984

Containers & Glass - 0.69%
Ball Corp.	60,300	3,206,151

Cosmetics & Toiletries - 1.87%
Colgate-Palmolive Company	113,446	7,356,973
Procter & Gamble Company	22,530	1,378,611

		8,735,584

Crude Petroleum & Natural Gas - 0.70%
Vaalco Energy, Inc. *	324,900	1,569,267
W&T Offshore, Inc.	61,700	1,726,983

		3,296,250

Electrical Equipment - 2.51%
Cooper Industries, Ltd., Class A	68,800	3,927,792
Emerson Electric Company	167,100	7,820,280

		11,748,072

Electrical Utilities - 0.50%
Public Service Enterprise Group, Inc.	26,798	2,352,329

Electronics - 0.62%
Dolby Laboratories, Inc., Class A *	82,380	2,917,076

Energy - 1.89%
Energen Corp.	25,806	1,417,782
Nexen, Inc.	79,799	2,469,779
TXU Corp.	73,600	4,953,280

		8,840,841

Financial Services - 7.73%
Barclays PLC, SADR	55,500	3,096,345
Bear Stearns Companies, Inc.	85,159	11,922,260
Goldman Sachs Group, Inc.	19,354	4,194,980
Merrill Lynch & Company, Inc.	160,300	13,397,874
The First Marblehead Corp. (a)	92,900	3,589,656

		36,201,115

Food & Beverages - 2.31%
PepsiCo, Inc.	167,000	10,829,950

Gas & Pipeline Utilities - 0.80%
Suburban Propane Partners, L.P.	77,700	3,719,499

Healthcare Products - 4.29%
DENTSPLY International, Inc.	32,456	1,241,766
Herbalife, Ltd.	59,452	2,357,272
Johnson & Johnson	217,600	13,408,512
NutriSystem, Inc. * (a)	43,800	3,058,992

		20,066,542

Healthcare Services - 2.00%
UnitedHealth Group, Inc.	183,300	9,373,962

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Holdings Companies/Conglomerates - 0.90%
General Electric Company	76,800	$2,939,904
Pearson PLC, SADR	75,600	1,273,104

		4,213,008

Homebuilders - 0.37%
AMREP Corp. * (a)	36,400	1,730,820

Hotels & Restaurants - 3.47%
Marriott International, Inc., Class A	72,554	3,137,235
McDonald’s Corp.	257,900	13,091,004

		16,228,239

Industrial Machinery - 3.16%
Cummins, Inc.	32,600	3,299,446
Gardner Denver, Inc. *	66,102	2,812,640
Robbins & Myers, Inc.	117,300	6,232,149
Terex Corp. *	30,074	2,445,016

		14,789,251

Industrials - 0.80%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	85,159	3,753,809

Insurance - 6.65%
Aspen Insurance Holdings, Ltd.	150,600	4,227,342
Axis Capital Holdings, Ltd.	91,600	3,723,540
IPC Holdings, Ltd.	146,900	4,743,401
Montpelier Re Holdings, Ltd. (a)	215,800	4,000,932
RenaissanceRe Holdings, Ltd.	111,700	6,924,283
Safety Insurance Group, Inc.	78,200	3,237,480
W.R. Berkley Corp.	131,400	4,275,756

		31,132,734

International Oil - 5.35%
Chevron Corp.	74,700	6,292,728
ConocoPhillips	157,216	12,341,456
Exxon Mobil Corp.	76,400	6,408,432

		25,042,616

Internet Retail - 0.33%
eBay, Inc. *	48,100	1,547,858

Internet Software - 0.44%
S1 Corp. *	259,400	2,072,606

Leisure Time - 0.52%
Walt Disney Company	71,900	2,454,666

Mining - 1.09%
Anglo American PLC, ADR	174,400	5,116,896

Petroleum Services - 3.73%
Bronco Drilling Company, Inc. * (a)	104,400	1,713,204
GlobalSantaFe Corp.	68,700	4,963,575
Petro-Canada (a)	115,100	6,118,716
RPC, Inc.	274,800	4,682,592

		17,478,087

Pharmaceuticals - 2.37%
Abbott Laboratories	22,729	1,217,138
American Oriental Bioengineering, Inc. * (a)	120,195	1,069,736

The accompanying notes are an integral part of the financial statements.          273

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Eli Lilly & Company	23,721	$1,325,529
Pfizer, Inc.	232,100	5,934,797
Sciele Pharma, Inc. * (a)	65,400	1,540,824

		11,088,024

Publishing - 1.23%
Idearc, Inc.	122,700	4,334,991
McGraw-Hill Companies, Inc.	21,100	1,436,488

		5,771,479

Real Estate - 1.11%
First Industrial Realty Trust, Inc., REIT	94,191	3,650,843
Hospitality Properties Trust, REIT	36,700	1,522,683

		5,173,526

Retail Trade - 3.06%
CVS Caremark Corp.	201,100	7,330,095
Dollar Tree Stores, Inc. *	75,900	3,305,445
NBTY, Inc. *	85,491	3,693,211

		14,328,751

Semiconductors - 0.66%
Microchip Technology, Inc.	83,300	3,085,432

Software - 6.60%
Adobe Systems, Inc. *	54,400	2,184,160
Aspen Technology, Inc. *	203,865	2,854,110
Compuware Corp. *	457,500	5,425,950
Magma Design Automation, Inc. *	144,400	2,027,376
Microsoft Corp.	131,600	3,878,252
Nuance Communications, Inc. * (a)	265,500	4,441,815
Oracle Corp. *	166,000	3,271,860
VeriFone Holdings, Inc. *	193,100	6,806,775

		30,890,298

Steel - 0.25%
Steel Dynamics, Inc.	28,200	1,181,862

Telecommunications Equipment & Services - 1.29%
NICE Systems, Ltd., SADR *	68,087	2,365,342
Polycom, Inc. *	109,300	3,672,480

		6,037,822

Telephone - 2.64%
AT&T, Inc.	297,700	12,354,550

Toys, Amusements & Sporting Goods - 1.37%
Mattel, Inc.	254,400	6,433,776

Transportation - 0.85%
DryShips Inc. *	91,300	3,960,594

TOTAL COMMON STOCKS (Cost $441,706,841)		$464,583,246

SHORT TERM INVESTMENTS - 5.94%
CRC Funding LLC
5.36% due 07/02/2007	$4,410,000	$4,409,343

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash Investment Trust (c)	$23,395,830	$23,395,830

TOTAL SHORT TERM INVESTMENTS
(Cost $27,805,173)		$27,805,173

Total Investments (Quantitative All Cap Trust)
(Cost $469,512,014) - 105.18%		$492,388,419
Liabilities in Excess of Other Assets - (5.18)%		(24,240,404)

TOTAL NET ASSETS - 100.00%		$468,148,015

Quantitative Mid Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.28%

Apparel & Textiles - 0.22%
Polo Ralph Lauren Corp., Class A	1,096	$107,529

Auto Parts - 3.05%
Autoliv, Inc.	3,500	199,045
Genuine Parts Company	4,900	243,040
Magna International, Inc., Class A	11,354	1,033,100

		1,475,185

Banking - 2.29%
Bank of Hawaii Corp.	9,500	490,580
Sovereign Bancorp, Inc.	29,080	614,751

		1,105,331

Biotechnology - 1.76%
Applera Corp.	19,500	595,530
Millipore Corp. *	3,386	254,255

		849,785

Building Materials & Construction - 1.34%
Lennox International, Inc.	18,900	646,947

Business Services - 6.76%
Cadence Design Systems, Inc. *	33,961	745,784
CGI Group, Inc., Class A *	22,607	253,650
Computer Sciences Corp. *	11,700	692,055
Manpower, Inc.	7,967	734,876
URS Corp. *	17,375	843,556

		3,269,921

Cellular Communications - 0.28%
Metropcs Communications, Inc. *	4,083	134,902

Chemicals - 1.62%
Airgas, Inc.	10,200	488,580
Lyondell Chemical Company	7,900	293,248

		781,828

Computers & Business Equipment - 1.90%
Brocade Communications Systems, Inc. *	46,409	362,919
Cognizant Technology Solutions Corp.,
Class A *	7,391	554,990

		917,909

The accompanying notes are an integral part of the financial statements.          274

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Containers & Glass - 1.87%
Pactiv Corp. *	28,300	$902,487

Crude Petroleum & Natural Gas - 2.94%
Sunoco, Inc.	4,700	374,496
Unit Corp. *	10,059	632,812
XTO Energy, Inc.	6,900	414,690

		1,421,998
Electrical Equipment - 1.69%
AMETEK, Inc.	20,615	818,003

Electrical Utilities - 2.48%
Alliant Energy Corp.	11,453	444,949
Xcel Energy, Inc.	36,776	752,805

		1,197,754

Electronics - 4.64%
Amphenol Corp., Class A	13,204	470,723
Dolby Laboratories, Inc., Class A *	23,900	846,299
Thomas & Betts Corp. *	15,935	924,230

		2,241,252

Financial Services - 4.18%
AllianceBernstein Holding LP *	8,023	698,723
Bear Stearns Companies, Inc.	3,087	432,180
CapitalSource, Inc. (a)	36,200	890,158

		2,021,061

Food & Beverages - 1.66%
Corn Products International, Inc.	8,800	399,960
McCormick & Company, Inc.	10,557	403,066

		803,026

Gas & Pipeline Utilities - 4.76%
AGL Resources, Inc.	23,300	943,184
ONEOK, Inc.	11,400	574,674
Suburban Propane Partners, L.P.	16,400	785,068

		2,302,926

Healthcare Products - 3.13%
DENTSPLY International, Inc.	5,200	198,952
Herbalife, Ltd.	23,600	935,740
Insulet Corp *	9,660	137,172
Smith & Nephew PLC (a)	3,884	240,924

		1,512,788

Healthcare Services - 3.90%
Coventry Health Care, Inc. *	13,594	783,694
Laboratory Corp. of America Holdings *	5,477	428,630
Pediatrix Medical Group, Inc. *	3,500	193,025
WellCare Health Plans, Inc. *	5,278	477,712

		1,883,061

Homebuilders - 0.41%
Toll Brothers, Inc. *	8,000	199,840

Hotels & Restaurants - 1.57%
Darden Restaurants, Inc.	17,300	761,027

Industrial Machinery - 3.07%
CNH Global NV	9,362	478,305

Quantitative Mid Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Crane Company	11,851	$538,628
Gardner Denver, Inc. *	10,955	466,135

		1,483,068

Insurance - 7.54%
American Financial Group, Inc.	7,400	252,710
Arch Capital Group, Ltd. *	8,166	592,362
Aspen Insurance Holdings, Ltd.	33,600	943,152
Axis Capital Holdings, Ltd.	15,900	646,335
Radian Group, Inc.	3,800	205,200
RenaissanceRe Holdings, Ltd.	16,200	1,004,238

		3,643,997

International Oil - 0.81%
Nabors Industries, Ltd. *	11,700	390,546

Life Sciences - 0.46%
Waters Corp. *	3,735	221,710

Office Furnishings & Supplies - 2.82%
Avery Dennison Corp.	8,963	595,860
IKON Office Solutions, Inc.	49,300	769,573

		1,365,433

Petroleum Services - 4.08%
ENSCO International, Inc.	10,600	646,706
SEACOR Holdings, Inc. *	5,200	485,472
Tesoro Petroleum Corp.	5,278	301,637
Tidewater, Inc.	7,569	536,491

		1,970,306

Pharmaceuticals - 1.55%
Celgene Corp. *	3,785	216,994
Schering-Plough Corp.	6,400	194,816
Shire Pharmaceuticals Group PLC, ADR	4,581	339,590

		751,400

Publishing - 2.44%
Idearc, Inc.	20,100	710,133
Valassis Communications, Inc. *	27,388	470,800

		1,180,933

Railroads & Equipment - 0.77%
Canadian Pacific Railway, Ltd. (a)	5,378	370,114

Real Estate - 5.07%
Hospitality Properties Trust, REIT	28,500	1,182,465
HRPT Properties Trust, REIT	36,100	375,440
iStar Financial, Inc., REIT	20,100	891,033

		2,448,938

Retail Trade - 5.26%
American Eagle Outfitters, Inc.	24,900	638,934
Cabela’s, Inc. * (a)	17,229	381,278
CarMax, Inc. *	9,300	237,150
Dick’s Sporting Goods, Inc. *	7,967	463,440
Dollar Tree Stores, Inc. *	18,894	822,834

		2,543,636

The accompanying notes are an integral part of the financial statements.          275

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Sanitary Services - 2.24%
Republic Services, Inc.	35,400	$1,084,656

Semiconductors - 0.50%
Intersil Corp., Class A	7,700	242,242

Software - 3.79%
Compuware Corp. *	51,800	614,348
Nuance Communications, Inc. *	35,554	594,818
VeriFone Holdings, Inc. *	17,700	623,925

		1,833,091

Telecommunications Equipment &
Services - 2.39%
Amdocs, Ltd. *	18,200	724,724
Polycom, Inc. *	12,847	431,659

		1,156,383
Telephone - 1.10%
AT&T, Inc.	4,800	199,200
Harris Corp.	6,100	332,755

		531,955
Toys, Amusements & Sporting Goods - 1.94%
Hasbro, Inc.	12,847	403,524
Marvel Entertainment, Inc. *	21,000	535,080

		938,604

TOTAL COMMON STOCKS (Cost $45,537,492)		$47,511,572

SHORT TERM INVESTMENTS - 5.26%
CRC Funding LLC 5.36% due 07/02/2007	$920,000	$919,863
John Hancock Cash Investment Trust	1,621,609	1,621,609

TOTAL SHORT TERM INVESTMENTS (Cost $2,541,472)		$2,541,472

Total Investments (Quantitative Mid Cap Trust) (Cost $48,078,964) - 103.54%		$50,053,044
Liabilities in Excess of Other Assets - (3.54)%		(1,711,217)

TOTAL NET ASSETS - 100.00%		$48,341,827

Quantitative Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.94%

Advertising - 2.38%
Omnicom Group, Inc.	350,200	$18,532,584

Aerospace - 1.13%
Lockheed Martin Corp.	93,500	8,801,155

Air Travel - 0.38%
US Airways Group, Inc. *	97,400	2,948,298

Apparel & Textiles - 0.69%
Coach, Inc. *	112,800	5,345,592

Quantitative Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking - 9.50%
Bank of America Corp.	751,200	$36,726,168
KeyCorp	220,900	7,583,497
Wachovia Corp.	577,800	29,612,250

		73,921,915

Biotechnology - 1.41%
Applera Corp.	358,100	10,936,374

Broadcasting - 0.01%
Citadel Broadcasting Corp. (a)	10,428	67,260

Business Services - 2.19%
Cadence Design Systems, Inc. *	353,000	7,751,880
CSG Systems International, Inc. *	269,200	7,136,492
Total Systems Services, Inc.	72,943	2,152,548

		17,040,920

Chemicals - 1.16%
Praxair, Inc.	125,100	9,005,949

Computers & Business Equipment - 0.93%
EMC Corp. *	199,200	3,605,520
Xerox Corp. *	197,000	3,640,560

		7,246,080

Construction Materials - 0.73%
Sherwin-Williams Company	85,500	5,683,185

Containers & Glass - 0.79%
Sealed Air Corp.	199,200	6,179,184

Cosmetics & Toiletries - 2.19%
Colgate-Palmolive Company	129,600	8,404,560
Procter & Gamble Company	141,400	8,652,266

		17,056,826

Crude Petroleum & Natural Gas - 1.07%
W&T Offshore, Inc.	298,300	8,349,417

Domestic Oil - 1.24%
St. Mary Land & Exploration Company	263,800	9,660,356

Electrical Equipment - 1.00%
Cooper Industries, Ltd., Class A	136,200	7,775,658

Electrical Utilities - 2.21%
Public Service Enterprise Group, Inc.	196,300	17,231,214

Energy - 3.26%
Energen Corp.	263,500	14,476,690
Nexen, Inc.	145,700	4,509,415
Sempra Energy	108,200	6,408,686

		25,394,791

Financial Services - 10.99%
Bear Stearns Companies, Inc.	101,000	14,140,000
CapitalSource, Inc. (a)	440,800	10,839,272
Citigroup, Inc.	227,700	11,678,733
JP Morgan Chase & Company	170,600	8,265,570
Lehman Brothers Holdings, Inc.	197,700	14,732,604
Merrill Lynch & Company, Inc.	236,300	19,749,954

The accompanying notes are an integral part of the financial statements.          276

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
The First Marblehead Corp. (a)	159,800	$6,174,672

		85,580,805

Food & Beverages - 3.37%
Campbell Soup Company	447,700	17,375,237
PepsiAmericas, Inc.	359,500	8,829,320

		26,204,557

Gas & Pipeline Utilities - 0.45%
AGL Resources, Inc.	86,200	3,489,375

Healthcare Products - 1.37%
Baxter International, Inc.	96,500	5,436,810
DENTSPLY International, Inc.	137,000	5,241,620

		10,678,430

Holdings Companies/Conglomerates - 4.30%
General Electric Company	874,745	33,485,239

Insurance - 11.11%
American Financial Group, Inc.	178,051	6,080,441
American International Group, Inc.	16,100	1,127,483
Axis Capital Holdings, Ltd.	450,700	18,320,955
Everest Re Group, Ltd.	139,837	15,191,892
Genworth Financial, Inc., Class A	347,300	11,947,120
ING Groep NV, SADR	99,500	4,375,015
MBIA, Inc.	133,500	8,306,370
RenaissanceRe Holdings, Ltd.	101,534	6,294,093
SAFECO Corp.	75,800	4,719,308
W.R. Berkley Corp.	183,400	5,967,836
XL Capital, Ltd., Class A	49,300	4,155,497

		86,486,010

International Oil - 7.35%
Chevron Corp.	129,600	10,917,504
ConocoPhillips	38,300	3,006,550
Exxon Mobil Corp.	348,400	29,223,792
Nabors Industries, Ltd. *	216,700	7,233,446
Sasol, Ltd., SADR	181,800	6,824,772

		57,206,064

Internet Retail - 0.96%
eBay, Inc. *	232,900	7,494,722

Leisure Time - 0.60%
Walt Disney Company	136,500	4,660,110

Manufacturing - 0.75%
Danaher Corp.	77,100	5,821,050

Medical-Hospitals - 0.38%
VCA Antech, Inc. *	79,000	2,977,510

Metal & Metal Products - 0.23%
Reliance Steel & Aluminum Company	31,300	1,760,938

Mining - 0.27%
Alliance Resource Partners LP	49,600	2,078,240

Petroleum Services - 1.96%
ENSCO International, Inc.	93,600	5,710,536

Quantitative Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Valero Energy Corp.	128,800	$9,513,168

		15,223,704

Pharmaceuticals - 2.55%
Eli Lilly & Company	180,600	10,091,928
Pfizer, Inc.	382,500	9,780,525

		19,872,453

Publishing - 0.99%
Meredith Corp.	125,700	7,743,120

Real Estate - 1.83%
Highwoods Properties, Inc., REIT	42,600	1,597,500
Hospitality Properties Trust, REIT	280,900	11,654,541
ProLogis, REIT	17,900	1,018,510

		14,270,551

Retail Trade - 1.71%
Dollar Tree Stores, Inc. *	305,800	13,317,590

Sanitary Services - 2.77%
Waste Management, Inc.	552,800	21,586,840

Semiconductors - 0.86%
Microchip Technology, Inc.	94,900	3,515,096
PMC-Sierra, Inc. *	412,800	3,190,944

		6,706,040

Software - 2.13%
Compuware Corp. *	315,300	3,739,458
Macrovision Corp. *	103,800	3,120,228
Nuance Communications, Inc. * (a)	210,400	3,519,992
VeriFone Holdings, Inc. *	176,100	6,207,525

		16,587,203

Steel - 0.54%
Steel Dynamics, Inc.	100,200	4,199,382

Telephone - 5.60%
AT&T, Inc.	903,507	37,495,541
Qwest Communications International, Inc. *	630,965	6,120,360

		43,615,901

Tobacco - 0.61%
Altria Group, Inc.	67,200	4,713,408

Toys, Amusements & Sporting Goods - 1.99%
Mattel, Inc.	612,900	15,500,241

TOTAL COMMON STOCKS (Cost $742,857,922)		$762,436,241

SHORT TERM INVESTMENTS - 5.13%
CRC Funding LLC
5.36% due 07/02/2007	$8,954,000	$8,952,667
Federal National Mortgage Association Discount Note
zero coupon due 09/19/2007	10,000,000	9,887,725
John Hancock Cash Investment Trust (c)	21,099,597	21,099,597

TOTAL SHORT TERM INVESTMENTS
(Cost $39,930,667)		$39,939,989

Total Investments (Quantitative Value Trust)
(Cost $782,788,589) - 103.07%		$802,376,230
Liabilities in Excess of Other Assets - (3.07)%		(23,932,261)

TOTAL NET ASSETS - 100.00%		$778,443,969

The accompanying notes are an integral part of the financial statements.          277

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Estate Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.11%

Hotels & Restaurants - 3.55%
Hilton Hotels Corp.	132,200	$4,424,734
Starwood Hotels & Resorts Worldwide, Inc.	78,500	5,264,995

		9,689,729

Paper - 2.07%
Plum Creek Timber Company, Inc.	136,100	5,669,926

Real Estate - 88.49%
Alexandria Real Estate Equities, Inc., REIT	45,000	4,356,900
AMB Property Corp., REIT	151,860	8,081,989
Archstone-Smith Trust, REIT	75,280	4,449,801
Avalon Bay Communities, Inc., REIT	66,980	7,962,582
Boston Properties, Inc., REIT (a)	78,230	7,989,630
Brandywine Realty Trust, REIT	130,900	3,741,122
BRE Properties, Inc., Class A, REIT	106,330	6,304,306
Brookfield Properties Corp.	307,150	7,466,816
Camden Property Trust, REIT (a)	130,200	8,719,494
CBL & Associates Properties, Inc., REIT	157,200	5,667,060
Cousins Properties, Inc., REIT	134,000	3,887,340
DCT Industrial Trust, Inc., REIT	395,300	4,253,428
Developers Diversified Realty Corp., REIT	91,700	4,833,507
Douglas Emmett, Inc., REIT	172,100	4,257,754
Duke Realty Corp., REIT	161,260	5,752,144
EastGroup Properties, Inc., REIT	109,000	4,776,380
Equity One, Inc., REIT	201,200	5,140,660
Equity Residential, REIT	236,710	10,801,077
Essex Property Trust, Inc., REIT	73,380	8,534,094
Federal Realty Investment Trust, REIT	52,310	4,041,471
Forest City Enterprises, Inc., Class A	60,100	3,694,948
General Growth Properties, Inc., REIT	175,260	9,280,017
Highwoods Properties, Inc., REIT	104,400	3,915,000
Host Hotels & Resorts, Inc., REIT	391,890	9,060,497
Kilroy Realty Corp., REIT	75,120	5,321,501
Kimco Realty Corp., REIT	141,600	5,390,712
LaSalle Hotel Properties, REIT	129,670	5,630,271
Mack-California Realty Corp., REIT	141,850	6,169,056
Maguire Properties, Inc., REIT	126,900	4,356,477
Mitsubishi Estate Company, Ltd.	151,000	4,099,105
ProLogis, REIT	140,590	7,999,571
Public Storage, Inc., REIT	39,880	3,063,582
Regency Centers Corp., REIT	80,440	5,671,020
Simon Property Group, Inc., REIT	160,680	14,949,667
SL Green Realty Corp., REIT	45,320	5,614,695
The Macerich Company, REIT	121,930	10,049,471
The St. Joe Company, REIT (a)	77,500	3,591,350
Vornado Realty Trust, REIT	67,700	7,436,168

Real Estate Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Weingarten Realty Investors, REIT	130,800	$5,375,880

		241,686,543

TOTAL COMMON STOCKS (Cost $252,160,993)		$257,046,198

CORPORATE BONDS - 3.57%

Real Estate - 3.57%
Alexandria Real Estate Equities, Inc., REIT
3.70% due 01/15/2027	$2,963,000	2,944,481
BRE Properties, Inc.
4.125% due 08/15/2026	2,175,000	2,242,903
Kilroy Realty L.P.
3.25% due 04/15/2012	2,800,000	2,730,174
Vornado Realty Trust
3.625% due 11/15/2026	837,500	812,375
Weingarten Realty Investors
3.95% due 08/01/2026	1,022,000	1,026,793

		9,756,726

TOTAL CORPORATE BONDS (Cost $9,793,887)		$9,756,726

SHORT TERM INVESTMENTS - 4.30%
John Hancock Cash Investment Trust (c)	$11,747,650	$11,747,650

TOTAL SHORT TERM INVESTMENTS
(Cost $11,747,650)		$11,747,650

REPURCHASE AGREEMENTS - 2.29%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$6,242,392 on 07/02/2007,
collateralized by $6,305,000
Federal Home Loan Bank, 5.625%
due 03/14/2036 (valued at
$6,368,050, including interest)	$6,240,000	$6,240,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,240,000)		$6,240,000

Total Investments (Real Estate Equity Trust)
(Cost $279,942,530) - 104.27%		$284,790,574
Liabilities in Excess of Other Assets - (4.27)%		(11,655,228)

TOTAL NET ASSETS - 100.00%		$273,135,346

Real Estate Securities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.94%

Hotels & Restaurants - 1.67%
Starwood Hotels & Resorts Worldwide, Inc.	199,991	$13,413,396

Real Estate - 98.27%
AMB Property Corp., REIT	473,540	25,201,799
American Campus Communities, Inc., REIT	98,200	2,778,078

The accompanying notes are an integral part of the financial statements.          278

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Apartment Investment & Management
Company, Class A, REIT	511,745	$25,802,183
Archstone-Smith Trust, REIT	333,086	19,688,713
Avalon Bay Communities, Inc., REIT (a)	392,949	46,713,777
BioMed Realty Trust, Inc., REIT	313,689	7,879,868
Boston Properties, Inc., REIT (a)	199,350	20,359,615
BRE Properties, Inc., Class A, REIT	196,590	11,655,821
Brookfield Properties Corp. (a)	392,000	9,529,520
Cogdell Spencer, Inc., REIT	117,700	2,423,443
DiamondRock Hospitality Company, REIT	782,450	14,929,146
Digital Realty Trust, Inc., REIT	380,879	14,351,521
Douglas Emmett, Inc., REIT	184,550	4,565,767
Entertainment Properties Trust, REIT	120,294	6,469,411
Equity Lifestyle Properties, Inc., REIT	202,528	10,569,936
Equity Residential, REIT	181,684	8,290,241
Essex Property Trust, Inc., REIT	185,507	21,574,464
Extra Space Storage, Inc., REIT	92,500	1,526,250
Federal Realty Investment Trust, REIT	276,033	21,326,310
FelCor Lodging Trust, Inc., REIT	596,510	15,527,155
General Growth Properties, Inc., REIT	920,019	48,715,006
Healthcare Realty Trust, Inc., REIT	80,550	2,237,679
Host Hotels & Resorts, Inc., REIT	1,086,344	25,116,273
Kilroy Realty Corp., REIT	60,140	4,260,318
LaSalle Hotel Properties, REIT	359,150	15,594,293
LTC Properties, Inc., REIT	324,835	7,389,996
Mack-California Realty Corp., REIT	365,044	15,875,764
Nationwide Health Properties, Inc., REIT (a)	576,981	15,693,883
Parkway Properties, Inc., REIT	166,550	7,999,396
Post Properties, Inc., REIT (a)	208,600	10,874,318
ProLogis, REIT	595,415	33,879,114
Public Storage, Inc., REIT	353,930	27,188,903
Regency Centers Corp., REIT	425,372	29,988,726
Senior Housing Properties Trust, REIT	446,750	9,091,363
Simon Property Group, Inc., REIT	803,529	74,760,338
SL Green Realty Corp., REIT	318,630	39,475,071
Tanger Factory Outlet Centers, Inc., REIT	312,300	11,695,635
Taubman Centers, Inc., REIT	115,350	5,722,514
The Macerich Company, REIT	315,520	26,005,158
Ventas, Inc., REIT	520,300	18,860,875
Vornado Realty Trust, REIT	527,600	57,951,584
Washington Real Estate Investment Trust,
REIT (a)	216,010	7,344,340

		786,883,565

TOTAL COMMON STOCKS (Cost $754,362,315)		$800,296,961

SHORT TERM INVESTMENTS - 8.97%
John Hancock Cash Investment Trust (c)	$71,806,092	$71,806,092

TOTAL SHORT TERM INVESTMENTS
(Cost $71,806,092)		$71,806,092

Total Investments (Real Estate Securities Trust)
(Cost $826,168,407) - 108.91%		$872,103,053
Liabilities in Excess of Other Assets - (8.91)%		(71,359,530)

TOTAL NET ASSETS - 100.00%		$800,743,523

Science & Technology Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.63%

Advertising - 2.51%
Aquantive, Inc. *	19,600	$1,250,480
Focus Media Holding, Ltd., ADR *	121,735	6,147,617
Monster Worldwide, Inc. *	57,400	2,359,140

		9,757,237

Agriculture - 0.99%
Monsanto Company	56,905	3,843,364

Biotechnology - 0.45%
Amgen, Inc. *	31,600	1,747,164

Business Services - 0.69%
Accenture, Ltd., Class A	37,500	1,608,375
Electronic Data Systems Corp.	29,300	812,489
SAIC, Inc. *	13,700	247,559

		2,668,423

Cellular Communications - 3.06%
Crown Castle International Corp. *	39,400	1,429,038
Motorola, Inc.	139,300	2,465,610
NII Holdings, Inc. *	99,100	8,001,334

		11,895,982

Chemicals - 0.67%
Wacker Chemie AG	10,995	2,601,322

Computers & Business Equipment - 16.76%
Acme Packet, Inc. * (a)	42,000	482,580
Apple, Inc. *	91,240	11,134,930
BigBand Networks, Inc. * (a)	55,800	731,538
Cisco Systems, Inc. *	417,100	11,616,235
Cogent, Inc. *	95,000	1,395,550
Cognizant Technology Solutions Corp.,
Class A *	18,500	1,389,165
Dell, Inc. *	86,151	2,459,611
Delta Electronics, Inc. *	259,000	1,024,450
EMC Corp. *	410,450	7,429,145
Foundry Networks, Inc. *	255,355	4,254,214
Juniper Networks, Inc. *	302,502	7,613,975
Limelight Networks Inc *	65,300	1,291,634
Network Appliance, Inc. *	85,570	2,498,644
Palm, Inc. * (a)	63,400	1,015,034
Research In Motion, Ltd. *	9,850	1,969,902
SanDisk Corp. *	105,790	5,177,363
Seagate Technology	92,200	2,007,194
Sun Microsystems, Inc. *	300,800	1,582,208

		65,073,372

Electrical Equipment - 0.46%
Hoya Corp.	53,400	1,769,831

The accompanying notes are an integral part of the financial statements.          279

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electronics - 3.06%
Dolby Laboratories, Inc., Class A *	52,700	$1,866,107
Flextronics International, Ltd. *	191,100	2,063,880
Hon Hai Precision Industry Company, Ltd.	232,400	2,015,931
Jabil Circuit, Inc.	76,500	1,688,355
Samsung Electronics Company, Ltd.	6,923	4,241,401

		11,875,674

Energy - 3.24%
Energy Conversion Devices, Inc. *	7,815	240,858
First Solar, Inc. *	34,910	3,117,114
Q-Cells AG *	15,040	1,305,197
Renewable Energy Corp AS *	78,306	3,054,781
SunPower Corp., Class A. *	48,700	3,070,535
Suntech Power Holdings Company, Ltd., ADR *	48,912	1,783,821

		12,572,306

Food & Beverages - 0.63%
Orkla ASA	128,390	2,438,970

Healthcare Services - 1.00%
Cerner Corp. *	70,200	3,893,994

Industrial Machinery - 0.41%
Cameron International Corp. *	22,040	1,575,199

Industrials - 1.17%
ABB, Ltd. *	74,700	1,689,581
ABB, Ltd.	124,845	2,835,300

		4,524,881

Internet Content - 5.18%
Google, Inc., Class A *	29,618	15,501,469
Yahoo!, Inc. *	169,100	4,587,683

		20,089,152

Internet Retail - 1.16%
eBay, Inc. *	140,200	4,511,636

Internet Service Provider - 2.80%
Baidu.com, Inc., ADR *	18,070	3,035,399
Salesforce.Com, Inc. *	159,000	6,814,740
SINA.com *	24,777	1,037,165

		10,887,304

Internet Software - 3.03%
Digital River, Inc. *	13,900	628,975
McAfee, Inc. *	141,160	4,968,832
Tencent Holdings, Ltd.	1,161,910	4,673,616
VeriSign, Inc. *	47,100	1,494,483

		11,765,906

Leisure Time - 2.82%
DreamWorks Animation SKG, Class A *	29,400	847,896
Electronic Arts, Inc. *	186,986	8,848,178
International Game Technology	31,700	1,258,490

		10,954,564

Manufacturing - 0.63%
Foxconn International Holdings, Ltd. *	475,000	1,354,748

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Tyco International, Ltd.	32,500	$1,098,175

		2,452,923

Retail Trade - 0.39%
GameStop Corp., Class A *	38,775	1,516,102

Semiconductors - 18.43%
Advanced Micro Devices, Inc. *	72,200	1,032,460
Altera Corp.	207,100	4,583,123
Analog Devices, Inc.	160,155	6,028,234
Broadcom Corp., Class A *	186,000	5,440,500
Chartered Semiconductor Manufacturing, Ltd. *	4,052,520	3,575,519
Infineon Technologies AG *	239,865	3,991,956
Intel Corp.	482,485	11,463,843
Marvell Technology Group, Ltd. *	348,400	6,344,364
Maxim Integrated Products, Inc.	50,000	1,670,500
MediaTek, Inc.	25,900	405,034
MEMC Electronic Materials, Inc. *	27,465	1,678,661
Microchip Technology, Inc.	13,200	488,928
Micron Technology, Inc. *	31,700	397,201
National Semiconductor Corp.	47,350	1,338,584
NVIDIA Corp. *	192,770	7,963,329
ON Semiconductor Corp. *	253,630	2,718,914
PMC-Sierra, Inc. *	273,700	2,115,701
QLogic Corp. *	72,100	1,200,465
Silicon Laboratories, Inc. *	16,400	567,604
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	125,121	1,392,601
Texas Instruments, Inc.	80,000	3,010,400
Xilinx, Inc.	154,800	4,143,996

		71,551,917

Software - 11.34%
Activision, Inc. *	169,420	3,163,071
Adobe Systems, Inc. *	83,092	3,336,144
Autodesk, Inc. *	173,605	8,173,323
Citrix Systems, Inc. *	63,400	2,134,678
HCL Technologies Ltd *	14,500	125,056
Infosys Technologies, Ltd., ADR	34,100	1,717,958
Infosys Technologies, Ltd.	4,600	218,700
Microsoft Corp.	187,100	5,513,837
Navteq Corp. *	50,900	2,155,106
Oracle Corp. *	96,500	1,902,015
Red Hat, Inc. *	303,464	6,761,178
Riverbed Technology, Inc. *	69,545	3,047,462
Satyam Computer Services, Ltd., ADR	18,100	448,156
Satyam Computer Services, Ltd.	17,200	197,924
Take-Two Interactive Software, Inc. * (a)	61,000	1,218,170
Tata Consultancy Services Ltd *	9,100	257,503
THQ, Inc. *	82,340	2,513,017
TomTom NV *	22,300	1,143,532

		44,026,830

The accompanying notes are an integral part of the financial statements.          280

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment & Services - 10.58%
Alcatel SA, ADR	113,900	$1,594,600
Alcatel-Lucent	195,800	2,747,710
Amdocs, Ltd. *	13,300	529,606
American Tower Corp., Class A *	33,300	1,398,600
Ciena Corp. *	56,900	2,055,797
Comverse Technology, Inc. *	95,735	1,996,075
Corning, Inc. *	289,610	7,399,535
Finisar Corp. * (a)	450,900	1,704,402
JDS Uniphase Corp. *	124,525	1,672,371
Level 3 Communications, Inc. *	627,485	3,670,787
Nokia Oyj, SADR	125,520	3,528,367
Optium Corp. * (a)	37,800	478,170
PT Telekomunikiasi Indonesia, ADR	17,130	738,303
QUALCOMM, Inc.	174,885	7,588,260
Starent Networks Corp *	26,200	385,140
Telefonaktiebolaget LM Ericsson, SADR	90,300	3,602,067

		41,089,790

Toys, Amusements & Sporting Goods - 2.17%
Nintendo Company, Ltd.	23,000	8,405,656

TOTAL COMMON STOCKS (Cost $315,623,899)		$363,489,499

WARRANTS - 2.40%

Electronics - 1.58%
Merrill Lynch Call Hon Hai Precision Industry Co. (Expiration date 11/17/2010; strike price TWD .000001)	708,200	6,142,927

Semiconductors - 0.21%
MediaTek Inc	52,015	811,434

Telecommunications Equipment & Services - 0.61%
Bharti Airtel Ltd	115,697	2,372,945

TOTAL WARRANTS (Cost $7,728,123)		$9,327,306

SHORT TERM INVESTMENTS - 5.48%
John Hancock Cash Investment Trust (c)	$12,059,652	$12,059,652
T. Rowe Price Reserve Investment Fund (c)	9,207,581	9,207,580

TOTAL SHORT TERM INVESTMENTS (Cost $21,267,232)		$21,267,232

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 3.08%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$11,963,585 on 07/02/2007,
collateralized by $1,885,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at $2,040,513,
including interest) and
$10,710,000 Federal National
Mortgage Association, 5.60% due
05/15/2037 (valued at
$10,160,577, including interest)	$11,959,000	$11,959,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,959,000)		$11,959,000

Total Investments (Science & Technology Trust) (Cost $356,578,254) - 104.59%		$406,043,037
Liabilities in Excess of Other Assets - (4.59)%		(17,826,993)

TOTAL NET ASSETS - 100.00%		$388,216,044

Small Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.27%

Advertising - 3.44%
inVentiv Health, Inc. *	150,100	$5,495,161

Apparel & Textiles - 1.75%
Hartmarx Corp. *	181,600	1,447,352
Stride Rite Corp.	66,000	1,337,160

		2,784,512

Auto Parts - 3.45%
LKQ Corp. *	223,000	5,499,180

Banking - 8.66%
Boston Private Financial Holdings, Inc.	136,800	3,675,816
FBR Capital Markets Corp. *	70,600	1,193,140
First Community Bancorp	53,800	3,077,898
SVB Financial Group *	110,300	5,858,033

		13,804,887

Business Services - 2.67%
Kendle International, Inc. *	115,800	4,257,966

Chemicals - 5.03%
Arch Chemicals, Inc.	131,100	4,606,854
H.B. Fuller Company	85,300	2,549,617
ICO, Inc. *	82,100	867,797

		8,024,268

Computers & Business Equipment - 1.44%
Radiant Systems, Inc. *	173,500	2,297,140

Cosmetics & Toiletries - 2.29%
Intermediate Parfums, Inc.	137,100	3,649,602

The accompanying notes are an integral part of the financial statements.          281

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 1.71%
Goodrich Petroleum Corp. *	78,700	$2,725,381

Domestic Oil - 1.18%
Mariner Energy, Inc. *	77,800	1,886,650

Electronics - 4.97%
Daktronics, Inc.	216,100	4,641,828
Trimble Navigation, Ltd. *	101,900	3,281,180

		7,923,008

Financial Services - 1.43%
SWS Group, Inc.	105,300	2,276,586

Healthcare Products - 13.38%
Cantel Medical Corp. *	161,400	2,745,414
Hologic, Inc. *	29,600	1,637,176
Inverness Medical Innovations, Inc. *	95,400	4,867,308
Kensey Nash Corp. *	126,000	3,378,060
SurModics, Inc. *	91,500	4,575,000
Symmetry Medical, Inc. *	258,200	4,133,782

		21,336,740

Healthcare Services - 4.15%
Air Methods Corp. *	132,600	4,862,442
Nighthawk Radiology Holdings, Inc. *	97,000	1,750,850

		6,613,292

Industrial Machinery - 4.17%
Chart Industries, Inc. *	159,900	4,547,556
Flow International Corp. *	166,900	2,102,940

		6,650,496

Insurance - 7.16%
American Equity Investment Life Holding Company	297,700	3,596,216
James River Group, Inc.	78,300	2,601,909
National Interstate Corp.	100,400	2,618,432
Philadelphia Consolidated Holding Corp. *	62,100	2,595,780

		11,412,337
Internet Content - 1.26%
TheStreet.com, Inc.	184,400	2,006,272

Internet Software - 1.08%
Lionbridge Technologies, Inc. *	293,700	1,729,893

Investment Companies - 4.00%
iShares Russell 2000 Index Fund	35,700	2,961,672
iShares S&P SmallCap 600 Index Fund	48,000	3,412,800

		6,374,472

Leisure Time - 2.96%
Gaylord Entertainment Company *	88,000	4,720,320

Petroleum Services - 1.14%
Metretek Technologies, Inc. *	117,900	1,820,376

Publishing - 1.10%
Courier Corp.	43,800	1,752,000

Railroads & Equipment - 1.73%
Genesee & Wyoming, Inc., Class A *	92,700	2,766,168

Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade - 5.59%
Christopher & Banks Corp.	232,100	$3,980,515
Gaiam, Inc., Class A *	90,600	1,651,638
Tractor Supply Company *	63,000	3,279,150

		8,911,303

Sanitary Services - 1.21%
Aqua America, Inc.	86,200	1,938,638

Semiconductors - 0.88%
Silicon Image, Inc. *	163,500	1,402,830

Software - 5.59%
Secure Computing Corp. *	356,700	2,707,353
Transaction Systems Architects, Inc., Class A *	184,300	6,203,538

		8,910,891

Transportation - 1.85%
Pacer International, Inc.	125,800	2,958,816

TOTAL COMMON STOCKS (Cost $136,348,830)		$151,929,185

REPURCHASE AGREEMENTS - 6.76%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$10,787,133 on 07/02/2007,
collateralized by $11,085,000
Federal National Mortgage
Association, 5.80% due
02/09/2026 (valued at
$11,001,863, including interest)	$10,783,000	$10,783,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,783,000)		$10,783,000

Total Investments (Small Cap Trust) (Cost $147,131,830) - 102.03%		$162,712,185
Liabilities in Excess of Other Assets - (2.03)%		(3,240,977)

TOTAL NET ASSETS - 100.00%		$159,471,208

Small Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.58%

Advertising - 1.56%
Focus Media Holding, Ltd., ADR *	95,560	$4,825,780

Aerospace - 4.04%
Teledyne Technologies, Inc. *	85,484	3,927,990
TransDigm Group, Inc. *	110,290	4,462,334
Triumph Group, Inc.	62,820	4,112,825

		12,503,149

Agriculture - 1.27%
Agrium, Inc.	90,140	3,943,625

The accompanying notes are an integral part of the financial statements.           282

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles - 0.83%
Crocs, Inc. *	32,790	$1,410,954
Under Armour, Inc., Class A * (a)	25,660	1,171,379

		2,582,333

Auto Parts - 1.24%
LKQ Corp. *	155,570	3,836,356

Banking - 0.91%
First Community Bancorp	48,990	2,802,718

Biotechnology - 1.77%
Arena Pharmaceuticals, Inc. * (a)	104,080	1,143,839
Charles River Laboratories International, Inc. *	83,730	4,322,143

		5,465,982

Business Services - 5.80%
FactSet Research Systems, Inc.	59,460	4,064,091
Kenexa Corp. *	89,710	3,382,964
Resources Connection, Inc. *	135,260	4,487,926
Syntel, Inc.	42,420	1,289,144
TeleTech Holdings, Inc. *	145,160	4,714,797

		17,938,922

Cable and Television - 1.66%
Central European Media Enterprises, Ltd.,
Class A *	21,600	2,107,728
Net Servicos de Comunicacao SA, PR ADR * (a)	182,430	3,015,568

		5,123,296

Cellular Communications - 1.77%
Cellcom Israel, Ltd.	80,600	2,133,482
Leap Wireless International, Inc. *	39,480	3,336,060

		5,469,542

Chemicals - 1.13%
Terra Industries, Inc. *	138,140	3,511,519

Coal - 0.74%
Arch Coal, Inc.	65,530	2,280,444

Commercial Services - 2.38%
AerCap Holdings NV *	142,210	4,550,720
Live Nation, Inc. *	126,120	2,822,566

		7,373,286

Computers & Business Equipment - 4.09%
Diebold, Inc.	72,917	3,806,267
Foundry Networks, Inc. *	126,090	2,100,659
IHS, Inc., Class A *	71,190	3,274,740
InPhonic, Inc. * (a)	64,190	299,126
Smart Modular Technologies (WWH), Inc. *	229,960	3,164,250

		12,645,042

Construction & Mining Equipment - 1.18%
Washington Group International, Inc. *	45,490	3,639,655

Containers & Glass - 1.98%
Greif, Inc., Class A	26,630	1,587,414
Owens-Illinois, Inc. *	130,200	4,557,000

		6,144,414

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 1.94%
Cabot Oil & Gas Corp.	103,400	$3,813,392
Forest Oil Corp. * (a)	52,110	2,202,169

		6,015,561
Domestic Oil - 1.38%
Denbury Resources, Inc. *	113,580	4,259,250

Electrical Equipment - 0.54%
Genlyte Group, Inc. *	21,300	1,672,902

Electronics - 0.42%
Mentor Graphics Corp. *	98,190	1,293,162

Energy - 0.60%
Evergreen Solar, Inc. * (a)	201,140	1,870,602

Financial Services - 4.92%
Dollar Financial Corp. *	105,690	3,012,165
Interactive Data Corp.	142,250	3,809,455
MoneyGram International, Inc.	113,040	3,159,468
Nuveen Investments, Inc., Class A	37,290	2,317,573
Portfolio Recovery Associates, Inc. * (a)	48,640	2,919,373

		15,218,034

Healthcare Products - 7.63%
AngioDynamics, Inc. * (a)	123,950	2,232,340
Cytyc Corp. *	134,030	5,778,033
Dade Behring Holdings, Inc.	86,130	4,575,226
Hologic, Inc. * (a)	50,310	2,782,646
ICU Medical, Inc. *	33,500	1,438,490
Kyphon, Inc. *	45,850	2,207,677
Mindray Medical International, Ltd., ADR	39,900	1,218,147
The Medicines Company *	80,530	1,418,939
Volcano, Corp. *	96,640	1,953,094

		23,604,592

Healthcare Services - 1.86%
Emergency Medical Services Corp., Class A *	72,200	2,825,186
ICON PLC, ADR *	67,280	2,942,827

		5,768,013

Holdings Companies/Conglomerates - 1.65%
Florida East Coast, Inc.	40,170	3,333,307
Freedom Acquisition Holdings, Inc. *	160,450	1,766,554

		5,099,861

Hotels & Restaurants - 0.83%
California Pizza Kitchen, Inc. *	118,965	2,555,368

Household Products - 1.76%
Jarden Corp. *	126,970	5,460,980

Industrial Machinery - 2.07%
Flowserve Corp.	54,420	3,896,472
Lindsay Corp. (a)	57,040	2,526,301

		6,422,773

Insurance - 3.91%
Allied World Assurance Holdings, Ltd.	86,030	4,409,037
ProAssurance Corp. *	85,450	4,757,002

The accompanying notes are an integral part of the financial statements.          283

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Security Capital Assurance, Ltd.	95,440	$2,946,233

		12,112,272
Internet Retail - 1.20%
Priceline.com, Inc. * (a)	54,150	3,722,271

Internet Service Provider - 1.72%
Cogent Communications Group, Inc. *	49,400	1,475,578
Equinix, Inc. * (a)	42,210	3,860,949

		5,336,527

Leisure Time - 0.76%
Pinnacle Entertainment, Inc. *	83,290	2,344,613

Manufacturing - 0.91%
Goodman Global, Inc. *	126,310	2,806,608

Medical-Hospitals - 2.15%
Lifepoint Hospitals, Inc. *	107,190	4,146,109
Manor Care, Inc.	38,240	2,496,690

		6,642,799

Petroleum Services - 1.61%
Complete Production Services, Inc. *	193,140	4,992,669

Pharmaceuticals - 2.09%
Alkermes, Inc. *	112,070	1,636,222
Amylin Pharmaceuticals, Inc. * (a)	51,200	2,107,392
Vertex Pharmaceuticals, Inc. *	38,630	1,103,273
Warner Chilcott, Ltd., Class A *	90,160	1,630,994

		6,477,881

Publishing - 1.17%
VistaPrint, Ltd. *	94,940	3,631,455

Real Estate - 0.68%
U-Store-It Trust, REIT	128,530	2,106,607

Retail Trade - 7.59%
BJ’s Wholesale Club, Inc. *	61,610	2,219,808
Children’s Place Retail Stores, Inc. *	29,440	1,520,282
Citi Trends, Inc. * (a)	59,250	2,249,130
Dick’s Sporting Goods, Inc. *	49,000	2,850,330
Dollar Tree Stores, Inc. *	96,720	4,212,156
Fossil, Inc. *	161,670	4,767,648
GameStop Corp., Class A *	44,870	1,754,417
J. Crew Group, Inc. *	36,300	1,963,467
Retail Ventures, Inc. *	120,350	1,941,246

		23,478,484

Sanitary Services - 2.01%
Stericycle, Inc. *	61,800	2,747,628
Waste Connections, Inc. *	115,005	3,477,751

		6,225,379

Semiconductors - 1.94%
Emulex Corp. *	153,280	3,347,635
Varian Semiconductor Equipment
Associates, Inc. *	66,405	2,660,184

		6,007,819

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Software - 6.81%
American Reprographics Company * (a)	24,757	$762,268
ANSYS, Inc. *	149,240	3,954,860
Red Hat, Inc. *	195,810	4,362,647
THQ, Inc. *	79,339	2,421,426
Transaction Systems Architects, Inc., Class A *	37,880	1,275,041
TriZetto Group, Inc. *	106,670	2,065,131
VeriFone Holdings, Inc. *	121,060	4,267,365
Verint Systems, Inc. *	63,320	1,981,916

		21,090,654

Telecommunications Equipment &
Services - 0.87%
Sonus Networks, Inc. *	317,080	2,701,522

Toys, Amusements & Sporting Goods - 0.64%
Marvel Entertainment, Inc. * (a)	77,260	1,968,585

Transportation - 1.61%
American Commercial Lines, Inc. * (a)	51,930	1,352,777
Navios Maritime Holdings, Inc.	299,930	3,623,154

		4,975,931

Travel Services - 0.98%
Ctrip.com International, Ltd., ADR	38,500	3,027,255

Trucking & Freight - 0.98%
Landstar Systems, Inc.	62,930	3,036,372

TOTAL COMMON STOCKS (Cost $252,969,818)		$302,012,864

SHORT TERM INVESTMENTS - 10.60%
John Hancock Cash Investment Trust (c)	$32,805,706	$32,805,706

TOTAL SHORT TERM INVESTMENTS
(Cost $32,805,706)		$32,805,706

REPURCHASE AGREEMENTS - 1.57%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$4,875,868 on 07/02/2007,
collateralized by $5,245,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at $4,976,194,
including interest)	$4,874,000	$4,874,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,874,000)		$4,874,000

Total Investments (Small Cap Growth Trust)
(Cost $290,649,524) - 109.75%		$339,692,570
Liabilities in Excess of Other Assets - (9.75)%		(30,186,734)

TOTAL NET ASSETS - 100.00%		$309,505,836

The accompanying notes are an integral part of the financial statements.          284

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.52%

Air Travel - 4.58%
Continental Airlines, Inc., Class B *	113,400	$3,840,858
Pinnacle Airline Corp. *	141,350	2,650,312

		6,491,170

Apparel & Textiles - 0.98%
Prime Success International Group, Ltd.	1,676,785	1,393,961

Auto Services - 2.45%
Dollar Thrifty Automotive Group, Inc. *	85,150	3,477,526

Automobiles - 2.09%
Group 1 Automotive, Inc.	73,550	2,967,007

Banking - 2.42%
Brookline Bancorp, Inc.	207,400	2,387,174
Northeast Community Bancorp, Inc. *	90,000	1,040,400

		3,427,574

Building Materials & Construction - 1.76%
KBR, Inc. *	95,000	2,491,850

Business Services - 6.30%
Aldabra 2 Acquisition Corp. *	536,580	5,660,919
Shermen WSC Acquisition Corp. *	516,377	3,273,830

		8,934,749

Cellular Communications - 0.37%
Motient Corp. *	40,550	518,229

Coal - 1.51%
Massey Energy Company	80,450	2,143,992

Commercial Services - 3.79%
Wright Express Corp. *	157,000	5,380,390

Computers & Business Equipment - 3.09%
3Com Corp. *	1,059,450	4,375,529

Cosmetics & Toiletries - 2.61%
Nu Skin Enterprises, Inc., Class A	224,050	3,696,825

Crude Petroleum & Natural Gas - 6.40%
Plains Exploration & Production Company *	100,000	4,781,000
Toreador Resources Corp. *	53,850	807,750
TXCO Resources, Inc. *	338,400	3,478,752

		9,067,502

Domestic Oil - 1.98%
Delta Petroleum Corp. *	41,500	833,320
Warren Resources, Inc. *	169,550	1,980,344

		2,813,664

Electrical Utilities - 2.52%
British Energy Group PLC	328,569	3,565,871

Energy - 2.12%
Synenco Energy, Inc. *	210,277	2,999,297

Financial Services - 4.02%
Energy XXI Bermuda, Ltd. *	101,026	611,207
Nasdaq Stock Market, Inc. *	105,000	3,119,550
Pinetree Capital, Ltd. *	220,398	1,968,672

		5,699,429

Small Cap Intrinsic Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 8.17%
Diamond Foods, Inc.	235,400	$4,131,270
Sadia SA, ADR	44,211	2,064,654
Seaboard Corp.	2,300	5,393,500

		11,589,424

Gas & Pipeline Utilities - 2.18%
Aquila, Inc. *	756,900	3,095,721

Healthcare Services - 1.68%
Anesiva, Inc. *	179,700	1,105,155
Flamel Technologies *	61,058	1,280,386

		2,385,541

Holdings Companies/Conglomerates - 2.31%
PICO Holdings, Inc. *	75,650	3,272,619

Industrial Machinery - 0.51%
ATS Automation Tooling Systems, Inc. *	87,274	721,300

Insurance - 4.35%
Zenith National Insurance Corp.	130,850	6,161,728

Internet Content - 2.30%
The Knot, Inc. *	161,700	3,264,723

Medical-Hospitals - 1.85%
NMT Medical, Inc. *	220,345	2,617,699

Metal & Metal Products - 1.53%
Anvil Mining, Ltd. *	78,771	1,259,092
FNX Mining Company, Inc. *	30,000	914,484

		2,173,576

Mining - 2.93%
Apex Silver Mines, Ltd. *	41,450	836,461
Miramar Mining Corp. *	773,200	3,317,028

		4,153,489

Pharmaceuticals - 1.24%
Nastech Pharmaceutical Company, Inc. *	161,200	1,758,692

Retail Trade - 4.58%
Carrols Restaurant Group, Inc. *	268,750	4,098,438
Cato Corp., Class A	108,926	2,389,836

		6,488,274

Semiconductors - 0.44%
Kopin Corp. *	161,750	630,825

Software - 3.43%
Descartes Systems Group, Inc. *	357,869	1,470,441
Tradestation Group, Inc. *	291,550	3,396,557

		4,866,998

Telecommunications Equipment & Services - 1.06%
MRV Communications, Inc. *	463,300	1,505,725

Transportation - 6.97%
Alexander & Baldwin, Inc.	84,300	4,477,173
Diana Shipping, Inc.	148,850	3,334,240

The accompanying notes are an integral part of the financial statements.          285

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
OceanFreight, Inc. *	107,100	$2,067,030

		9,878,443

TOTAL COMMON STOCKS (Cost $136,620,450)		$134,009,342

SHORT TERM INVESTMENTS - 6.00%
Federal Home Loan Bank Discount Notes zero coupon due 07/02/2007	$8,500,000	$8,498,867

TOTAL SHORT TERM INVESTMENTS
(Cost $8,498,867)		$8,498,867

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$31,012 on 07/02/2007,
collateralized by $35,000 Federal
National Mortgage Association,
5.45% due 10/18/2021 (valued at
$34,169, including interest)	$31,000	$31,000

TOTAL REPURCHASE AGREEMENTS
(Cost $31,000)		$31,000

Total Investments (Small Cap Intrinsic Value Trust)
(Cost $145,150,317) - 100.54%		$142,539,209
Liabilities in Excess of Other Assets - (0.54)%		(763,048)

TOTAL NET ASSETS - 100.00%		$141,776,161

Small Cap Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.39%

Aluminum - 0.96%
Century Aluminum Company *	74,842	$4,088,618

Apparel & Textiles - 2.23%
Interface, Inc., Class A	188,500	3,555,110
Wolverine World Wide, Inc.	213,286	5,910,155

		9,465,265

Auto Parts - 3.33%
BorgWarner, Inc.	96,990	8,345,019
Commercial Vehicle Group, Inc. *	95,763	1,784,065
Noble International, Ltd. (a)	197,498	4,036,859

		14,165,943

Automobiles - 2.12%
Penske Auto Group, Inc. *	213,586	4,547,246
Rush Enterprises, Inc., Class A *	31,672	687,916
Rush Enterprises, Inc., Class B *	180,476	3,779,167

		9,014,329

Banking - 4.94%
Bank of the Ozarks, Inc. (a)	79,780	2,223,469

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
FBR Capital Markets Corp. *	92,100	$1,556,490
First Midwest BanCorp, Inc., Illinois	71,600	2,542,516
IBERIABANK Corp.	57,700	2,853,265
Mercantile Bank Corp.	55,440	1,502,424
Sterling Financial Corp., Spokane	79,600	2,303,624
SVB Financial Group *	58,900	3,128,179
UCBH Holdings, Inc.	143,200	2,616,264
Wintrust Financial Corp.	51,700	2,267,045

		20,993,276

Biotechnology - 0.64%
Techne Corp. *	47,400	2,711,754

Building Materials & Construction - 0.28%
Builders FirstSource, Inc. *	73,326	1,177,615

Computers & Business Equipment - 4.61%
CACI International, Inc., Class A *	49,833	2,434,342
Digi International, Inc. *	268,484	3,957,454
Komag, Inc. * (a)	85,900	2,739,351
NETGEAR, Inc. *	206,852	7,498,385
Sonic Solutions * (a)	237,295	2,992,290

		19,621,822

Construction & Mining Equipment - 1.46%
Pason Systems, Inc.	396,728	6,222,014

Crude Petroleum & Natural Gas - 1.40%
Southwestern Energy Company *	133,604	5,945,378

Domestic Oil - 2.29%
Carrizo Oil & Gas, Inc. * (a)	62,000	2,571,140
Oil States International, Inc. *	173,424	7,169,348

		9,740,488

Drugs & Health Care - 2.03%
Qiagen NV * (a)	227,200	4,041,888
West Pharmaceutical Services, Inc.	97,000	4,573,550

		8,615,438

Electrical Equipment - 4.77%
AMETEK, Inc.	226,532	8,988,790
Anixter International, Inc. *	67,900	5,106,759
FLIR Systems, Inc. *	134,400	6,216,000

		20,311,549

Electrical Utilities - 0.81%
Allete, Inc.	44,925	2,113,721
ITC Holdings Corp.	32,800	1,332,664

		3,446,385

Electronics - 0.60%
TTM Technologies, Inc. *	197,568	2,568,384

Energy - 0.72%
New Jersey Resources Corp.	59,655	3,043,598

Financial Services - 2.45%
Affiliated Managers Group, Inc. * (a)	68,380	8,804,609
RAM Holdings, Ltd. *	103,800	1,634,850

		10,439,459

The accompanying notes are an integral part of the financial statements.          286

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 1.14%
Flowers Foods, Inc.	145,800	$4,863,888

Gas & Pipeline Utilities - 0.96%
South Jersey Industries, Inc.	115,100	4,072,238

Healthcare Products - 2.27%
Orthofix International N.V. *	46,006	2,068,890
Polymedica Corp.	115,984	4,737,946
Respironics, Inc. *	66,974	2,852,423

		9,659,259

Homebuilders - 1.59%
Meritage Homes Corp. * (a)	125,300	3,351,775
Ryland Group, Inc.	91,188	3,407,696

		6,759,471

Household Appliances - 0.93%
Drew Industries, Inc. *	119,806	3,970,371

Household Products - 1.29%
Tempur-Pedic International, Inc. (a)	212,352	5,499,917

Industrial Machinery - 2.37%
Actuant Corp., Class A	107,468	6,776,932
Middleby Corp. *	55,228	3,303,739

		10,080,671

Insurance - 3.73%
Aspen Insurance Holdings, Ltd.	161,390	4,530,217
Assured Guaranty, Ltd.	156,047	4,612,750
Max Re Capital, Ltd.	82,600	2,337,580
Tower Group, Inc.	69,400	2,213,860
Zenith National Insurance Corp.	46,000	2,166,140

		15,860,547

Internet Software - 0.93%
DealerTrack Holdings, Inc. *	107,300	3,952,932

Investment Companies - 1.63%
KKR Financial Holdings LLC	278,588	6,939,627

Leisure Time - 1.77%
Penn National Gaming, Inc. *	125,151	7,520,324

Manufacturing - 6.83%
Carlisle Companies, Inc.	182,540	8,489,935
Ceradyne, Inc. *	109,163	8,073,696
General Cable Corp. *	84,400	6,393,300
Spartan Motors, Inc.	359,165	6,112,980

		29,069,911

Medical-Hospitals - 0.30%
VCA Antech, Inc. *	34,432	1,297,742

Metal & Metal Products - 3.30%
A. M. Castle & Company	59,200	2,125,872
Haynes International, Inc. *	22,800	1,925,004
Quanex Corp.	63,000	3,068,100
Reliance Steel & Aluminum Company	122,616	6,898,376

		14,017,352

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Mining - 1.57%
AMCOL International Corp.	243,865	$6,659,953

Petroleum Services - 1.66%
Core Laboratories N.V. *	56,634	5,759,111
TETRA Technologies, Inc. *	46,138	1,301,092

		7,060,203

Real Estate - 16.20%
Alesco Financial, Inc., REIT	302,600	2,460,138
American Home Mortgage Investment Corp., REIT (a)	167,724	3,082,767
Anthracite Capital, Inc., REIT (a)	142,044	1,661,915
Ashford Hospitality Trust, Inc., REIT	533,686	6,276,147
BioMed Realty Trust, Inc., REIT	76,400	1,919,168
Corporate Office Properties Trust, REIT	129,003	5,290,413
Equity One, Inc., REIT	175,882	4,493,785
FBR Capital Markets Corp., REIT *	162,200	2,741,180
Gramercy Captial Corp., REIT	134,396	3,701,266
Jer Investors Trust, Inc., REIT	269,477	4,042,155
LaSalle Hotel Properties, REIT	144,020	6,253,349
Luminent Mortgage Capital, Inc., REIT (a)	639,589	6,453,453
Newcastle Investment Corp., REIT (a)	303,560	7,610,249
RAIT Investment Trust, REIT	310,015	8,066,590
Redwood Trust, Inc., REIT (a)	100,204	4,847,870

		68,900,445

Retail Grocery - 1.13%
Ruddick Corp.	66,329	1,997,829
United Natural Foods, Inc. *	105,755	2,810,968

		4,808,797

Retail Trade - 3.46%
Cabela’s, Inc. * (a)	205,260	4,542,404
Cash America International, Inc.	54,300	2,152,995
First Cash Financial Services, Inc. *	154,028	3,610,416
Hibbett Sports, Inc. *	39,000	1,067,820
Sonic Automotive, Inc.	115,000	3,331,550

		14,705,185

Semiconductors - 2.52%
Diodes, Inc. * (a)	245,903	10,271,368
Silicon Motion Technology Corp., ADR *	18,800	466,804

		10,738,172

Telecommunications Equipment & Services - 2.57%
Comtech Telecommunications Corp. *	59,700	2,771,274
DataPath, Inc. *	188,600	1,791,700
J2 Global Communications, Inc. *	182,100	6,355,290

		10,918,264

Travel Services - 0.57%
Ambassadors Group, Inc.	67,900	2,412,487

Trucking & Freight - 3.03%
Landstar Systems, Inc.	110,832	5,347,644

The accompanying notes are an integral part of the financial statements.          287

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Oshkosh Truck Corp.	119,866	$7,541,969

		12,889,613

TOTAL COMMON STOCKS (Cost $336,550,600)		$414,228,684

SHORT TERM INVESTMENTS - 14.67%
John Hancock Cash Investment Trust (c)	$62,417,417	$62,417,417

TOTAL SHORT TERM INVESTMENTS
(Cost $62,417,417)		$62,417,417

REPURCHASE AGREEMENTS - 2.32%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$9,875,784 on 07/02/2007,
collateralized by $9,305,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at
$10,072,663, including interest)	$9,872,000	$9,872,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,872,000)		$9,872,000

Total Investments (Small Cap Opportunities Trust)
(Cost $408,840,017) - 114.38%		$486,518,101
Liabilities in Excess of Other Assets - (14.38)%		(61,173,362)

TOTAL NET ASSETS - 100.00%		$425,344,739

Small Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.21%

Air Travel - 1.15%
Airtran Holdings, Inc. * (a)	470,800	$5,141,136

Apparel & Textiles - 3.96%
Stage Stores, Inc.	472,749	9,908,819
Unifirst Corp.	176,000	7,752,800

		17,661,619

Auto Parts - 0.69%
Modine Manufacturing Company	91,200	2,061,120
O’Reilly Automotive, Inc. *	27,700	1,012,435

		3,073,555

Banking - 4.81%
AMCORE Financial, Inc.	109,300	3,168,607
First Midwest BanCorp, Inc., Illinois	90,900	3,227,859
International Bancshares Corp.	176,210	4,514,500
MB Financial, Inc.	110,400	3,835,296
NewAlliance Bancshares, Inc.	195,600	2,879,232
Webster Financial Corp.	7,000	298,690

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Westamerica Bancorp (a)	80,000	$3,539,200

		21,463,384

Biotechnology - 0.11%
Charles River Laboratories International, Inc. *	9,700	500,714

Building Materials & Construction - 0.89%
Sterling Construction Company, Inc. *	8,800	186,120
Trex Company, Inc. * (a)	192,500	3,778,775

		3,964,895

Business Services - 4.22%
Bowne & Company, Inc.	355,000	6,926,050
Catalina Marketing Corp.	174,900	5,509,350
MAXIMUS, Inc.	146,900	6,372,522

		18,807,922

Computers & Business Equipment - 2.34%
Diebold, Inc.	7,300	381,060
Electronics for Imaging, Inc. *	189,200	5,339,224
Xyratex, Ltd. *	211,500	4,701,645

		10,421,929

Construction Materials - 1.32%
Simpson Manufacturing Company, Inc. (a)	174,200	5,877,508

Containers & Glass - 0.07%
Bemis Company, Inc.	9,600	318,528

Cosmetics & Toiletries - 1.42%
Helen of Troy, Ltd. *	233,700	6,309,900

Crude Petroleum & Natural Gas - 2.21%
Penn Virginia Corp.	234,600	9,430,920
Plains Exploration & Production Company *	8,800	420,728

		9,851,648

Domestic Oil - 1.87%
St. Mary Land & Exploration Company	11,800	432,116
Whiting Petroleum Corp. *	194,900	7,897,348

		8,329,464

Electrical Equipment - 1.37%
Varian, Inc. *	111,800	6,129,994

Electrical Utilities - 2.33%
PNM Resources, Inc.	239,700	6,661,263
Westar Energy, Inc.	154,400	3,748,832

		10,410,095

Electronics - 3.43%
Belden CDT, Inc.	193,749	10,724,007
NAM TAI Electronics, Inc.	383,800	4,574,896

		15,298,903

Energy - 0.96%
New Jersey Resources Corp.	84,100	4,290,782

Financial Services - 5.52%
Asset Acceptance Capital Corp. * (a)	290,400	5,140,080
Asta Funding, Inc. (a)	118,700	4,561,641
Credit Acceptance Corp. *	128,591	3,450,097

The accompanying notes are an integral part of the financial statements.          288

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Delphi Financial Group, Inc.	144,250	$6,032,535
Financial Federal Corp. (a)	171,500	5,114,130
GATX Corp.	6,800	334,900

		24,633,383

Food & Beverages - 1.26%
Hormel Foods Corp.	14,700	549,045
Lance, Inc.	215,400	5,074,824

		5,623,869

Forest Products - 0.52%
Deltic Timber Corp.	42,200	2,313,404

Gas & Pipeline Utilities - 0.70%
Atmos Energy Corp.	83,600	2,513,016
UGI Corp.	12,600	343,728
WGL Holdings, Inc.	7,600	248,064

		3,104,808

Healthcare Products - 1.51%
DENTSPLY International, Inc.	5,200	198,952
Herbalife, Ltd.	153,300	6,078,345
Orthofix International N.V. *	9,900	445,203

		6,722,500

Healthcare Services - 0.45%
ICON PLC, ADR *	45,800	2,003,292

Homebuilders - 0.02%
Standard Pacific Corp.	6,300	110,439

Hotels & Restaurants - 2.57%
CEC Entertainment, Inc. *	78,350	2,757,920
RARE Hospitality International, Inc. *	255,300	6,834,381
Sonic Corp. *	84,000	1,858,080

		11,450,381

Household Products - 1.14%
Tempur-Pedic International, Inc. (a)	195,600	5,066,040

Industrial Machinery - 1.86%
Albany International Corp., Class A	143,700	5,811,228
Flowserve Corp.	5,100	365,160
Graco, Inc.	10,200	410,856
Quixote Corp.	90,400	1,690,480

		8,277,724

Insurance - 6.10%
Assured Guaranty, Ltd.	429,500	12,696,020
IPC Holdings, Ltd.	80,100	2,586,429
Platinum Underwriters Holdings, Ltd.	165,809	5,761,863
Reinsurance Group of America, Inc.	11,200	674,688
Universal American Financial Corp. *	258,200	5,494,496

		27,213,496

Investment Companies - 1.34%
Ares Cap Corp. (a)	354,500	5,973,325

Manufacturing - 7.38%
Acuity Brands, Inc.	111,900	6,745,332
AptarGroup, Inc.	140,100	4,981,956

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Carlisle Companies, Inc.	352,200	$16,380,822
Deswell Industries, Inc.	286,250	3,125,850
ESCO Technologies, Inc. *	45,700	1,657,082

		32,891,042

Medical-Hospitals - 2.76%
AmSurg Corp. *	293,599	7,087,480
Centene Corp. *	244,100	5,228,622

		12,316,102

Metal & Metal Products - 4.16%
Matthews International Corp., Class A	219,200	9,559,312
Mueller Industries, Inc.	260,700	8,978,508

		18,537,820

Mining - 1.01%
Compass Minerals International, Inc.	130,500	4,523,129

Office Furnishings & Supplies - 3.37%
Acco Brands Corp. *	293,000	6,753,650
United Stationers, Inc. *	124,200	8,276,688

		15,030,338

Publishing - 1.02%
Valassis Communications, Inc. * (a)	265,700	4,567,383

Railroads & Equipment - 1.35%
Genesee & Wyoming, Inc., Class A *	201,125	6,001,570

Real Estate - 10.69%
Acadia Realty Trust, REIT	122,200	3,171,090
American Campus Communities, Inc., REIT	100,700	2,848,803
Cousins Properties, Inc., REIT	93,700	2,718,237
Equity Inns, Inc., REIT	190,300	4,262,720
Innkeepers USA Trust, REIT	173,300	3,072,609
Maguire Properties, Inc., REIT	146,500	5,029,345
Pennsylvania Real Estate
Investment Trust, REIT (a)	59,000	2,615,470
PS Business Parks, Inc., REIT	53,600	3,396,632
RAIT Investment Trust, REIT	315,200	8,201,504
Realty Income Corp., REIT (a)	228,900	5,765,991
U-Store-It Trust, REIT	385,500	6,318,345
Ventas, Inc., REIT	7,600	275,500

		47,676,246

Retail Trade - 5.54%
Casey’s General Stores, Inc.	354,700	9,669,122
Cato Corp., Class A	249,200	5,467,448
Hibbett Sports, Inc. *	214,800	5,881,224
Talbots, Inc. (a)	148,100	3,706,943

		24,724,737

Telephone - 0.97%
Atlantic Tele-Network, Inc.	151,700	4,344,688

Tobacco - 1.69%
Universal Corp.	123,800	7,541,896

The accompanying notes are an integral part of the financial statements.          289

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Trucking & Freight - 1.13%
Vitran Corp, Inc. *	236,400	$5,044,776

TOTAL COMMON STOCKS (Cost $371,873,615)		$433,544,364

SHORT TERM INVESTMENTS - 12.24%
John Hancock Cash Investment Trust (c)	$54,596,512	$54,596,512

TOTAL SHORT TERM INVESTMENTS (Cost $54,596,512)		$54,596,512

REPURCHASE AGREEMENTS - 3.10%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$13,845,305 on 07/02/2007,
collateralized by $13,045,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at
$14,121,213, including interest)	$13,840,000	$13,840,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,840,000)		$13,840,000

Total Investments (Small Cap Value Trust)
(Cost $440,310,127) - 112.55%		$501,980,876
Liabilities in Excess of Other Assets - (12.55)%		(55,989,273)

TOTAL NET ASSETS - 100.00%		$445,991,603

Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.60%

Advertising - 0.08%
Greenfield Online, Inc. *	2,351	$37,404

Aerospace - 0.71%
Curtiss-Wright Corp.	6,335	295,274
Ducommun, Inc. *	152	3,911
Teledyne Technologies, Inc. *	723	33,222

		332,407

Air Travel - 0.33%
Frontier Airlines Holdings, Inc. * (a)	2,433	13,625
Mesa Air Group, Inc. *	3,054	20,187
SkyWest, Inc.	5,035	119,984

		153,796

Aluminum - 0.47%
Century Aluminum Company *	3,990	217,974

Apparel & Textiles - 2.55%
Deckers Outdoor Corp. *	4,548	458,893
Kellwood Company	503	14,144
Maidenform Brands, Inc. *	1,037	20,595
Mothers Work, Inc. *	4,367	136,556

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Perry Ellis International, Inc. *	3,640	$117,099
The Gymboree Corp. *	10,923	430,476
The Warnaco Group, Inc. *	298	11,723

		1,189,486

Auto Parts - 0.47%
Accuride Corp. *	10,748	165,627
Aftermarket Technology Corp. *	1,716	50,931
Standard Motor Products, Inc.	208	3,126

		219,684

Automobiles - 0.24%
Asbury Automotive Group, Inc.	4,551	113,547

Banking - 6.29%
BancFirst Corp.	1,649	70,610
Bank of Hawaii Corp.	8,808	454,845
BankUnited Financial Corp., Class A (a)	3,911	78,494
Banner Corp.	608	20,709
Center Financial Corp.	359	6,074
Charter Financial Corp.	293	14,943
City Bank, Lynnwood, WA	870	27,414
City National Corp.	4,293	326,654
Commerce Bancshares, Inc.	3,129	141,744
Community Trust Bancorp, Inc.	54	1,744
Corus Bankshares, Inc. (a)	7,496	129,381
Downey Financial Corp. (a)	4,900	323,302
East West Bancorp, Inc.	4,975	193,428
F.N.B. Corp. (a)	741	12,404
Financial Institutions, Inc.	1,327	26,792
First Citizens Bancshares, Inc.	447	86,897
First Regional Bancorp *	1,446	36,786
FirstFed Financial Corp. *	6,997	396,940
Intervest Bancshares Corp.	1,282	36,101
ITLA Capital Corp.	947	49,358
Pacific Capital Bancorp	5,451	147,068
Preferred Bank, Los Angeles, CA	1,045	41,800
Prosperity Bancshares, Inc.	2,283	74,791
Sterling Financial Corp., PA *	2,466	25,942
SVB Financial Group *	1,652	87,738
Trustmark Corp.	1,533	39,643
Vineyard National Bancorp Company	646	14,833
WesBanco, Inc.	352	10,384
Whitney Holding Corp.	1,611	48,491
Wilshire Bancorp, Inc.	758	9,233

		2,934,543

Biotechnology - 0.89%
Invitrogen Corp. *	4,184	308,570
Pharmanet Development Group, Inc. *	1,813	57,798
Techne Corp. *	707	40,447
Trimeris, Inc. *	1,597	10,924

		417,739

The accompanying notes are an integral part of the financial statements.          290

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Broadcasting - 0.71%
New Frontier Media, Inc.	2,021	$17,623
Sinclair Broadcast Group, Inc., Class A (a)	18,214	259,003
Westwood One, Inc. *	7,362	52,933

		329,559

Building Materials & Construction - 5.36%
Chicago Bridge & Iron Company N.V.	17,102	645,429
EMCOR Group, Inc. *	10,295	750,506
Foster Wheeler, Ltd. *	5,521	590,692
Perini Corp. *	8,358	514,268

		2,500,895

Business Services - 6.35%
Acxiom Corp.	16,901	447,031
Coinstar, Inc. *	4,796	150,978
COMSYS IT Partners, Inc. *	4,068	92,791
Convergys Corp. *	15,012	363,891
Core-Mark Holding Company, Inc. *	790	28,424
Deluxe Corp.	11,147	452,680
Dun & Bradstreet Corp.	310	31,924
First Consulting Group, Inc. *	1,619	15,381
Heidrick & Struggles International, Inc. *	4,402	225,558
PC Mall, Inc. *	5,119	62,605
Pre-Paid Legal Services, Inc. *	2,613	168,042
Rewards Network, Inc. *	5,428	22,092
Sotheby’s	9,918	456,426
Standard Parking Corp. *	1,189	41,770
Watson Wyatt Worldwide, Inc., Class A	8,004	404,042

		2,963,635

Cable and Television - 0.13%
LodgeNet Entertainment Corp. *	1,867	59,856

Cellular Communications - 0.23%
Rural Cellular Corp., Class A *	364	15,947
Tessco Technologies, Inc. *	4,836	93,915

		109,862

Chemicals - 2.11%
Celanese Corp., Series A	17,273	669,847
H.B. Fuller Company	1,345	40,202
ICO, Inc. *	767	8,107
Pioneer Companies, Inc. *	5,297	182,058
Terra Industries, Inc. *	3,323	84,471

		984,685

Commercial Services - 0.31%
Vertrue, Inc. *	2,985	145,608

Computers & Business Equipment - 0.74%
Brocade Communications Systems, Inc. *	8,936	69,879
Immersion Corp. *	3,410	51,082
NETGEAR, Inc. *	2,421	87,761
Western Digital Corp. *	5,242	101,433
Xyratex, Ltd. *	1,535	34,123

		344,278

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Containers & Glass - 0.36%
Silgan Holdings, Inc.	3,007	$166,227

Cosmetics & Toiletries - 0.20%
Chattem, Inc. *	1,067	67,626
Helen of Troy, Ltd. *	1,018	27,486

		95,112

Crude Petroleum & Natural Gas - 0.52%
Harvest Natural Resources, Inc. *	4,850	57,763
MarkWest Hydrocarbon, Inc.	3,190	183,202

		240,965

Domestic Oil - 0.59%
Holly Corp. (a)	3,689	273,687

Drugs & Health Care - 1.31%
Molina Healthcare, Inc. *	1,849	56,431
Nutraceutical International Corp. *	4,968	82,320
West Pharmaceutical Services, Inc.	10,064	474,518

		613,269

Electrical Equipment - 2.33%
GrafTech International, Ltd. *	24,152	406,720
Littelfuse, Inc. *	6,115	206,503
Methode Electronics, Inc.	13,224	206,956
Varian, Inc. *	4,881	267,625

		1,087,804

Electrical Utilities - 1.75%
Allete, Inc.	724	34,064
El Paso Electric Company *	20,305	498,691
Unisource Energy Corp.	8,627	283,742

		816,497

Electronics - 2.21%
Ansoft Corp. *	3,022	89,119
Checkpoint Systems, Inc. *	2,229	56,282
Cubic Corp.	1,770	53,419
Dolby Laboratories, Inc., Class A *	5,080	179,883
LoJack Corp. *	1,215	27,082
Merix Corp. *	1,497	11,811
Stoneridge, Inc. *	1,045	12,895
Teleflex, Inc.	7,362	602,065

		1,032,556

Energy - 1.87%
Energen Corp.	15,862	871,458

Financial Services - 1.66%
Advanta Corp., Class B	754	23,480
Calamos Asset Management, Inc.	617	15,764
City Holding Company	2,246	86,089
Delta Financial Corp. (a)	3,515	43,129
Ocwen Financial Corp. *	10,117	134,860
SWS Group, Inc.	18,596	402,045
Taylor Capital Group, Inc.	601	16,546
World Acceptance Corp. *	1,008	43,072

The accompanying notes are an integral part of the financial statements.          291

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
WSFS Financial Corp.	145	$9,487

		774,472
Food & Beverages - 3.26%
Coca-Cola Bottling Company	318	15,995
Corn Products International, Inc.	9,266	421,140
Imperial Sugar Company (a)	9,923	305,529
J.M. Smucker Company	1,142	72,700
Seaboard Corp.	202	473,690
Spartan Stores, Inc.	7,127	234,550

		1,523,604
Funeral Services - 0.00%
Carriage Services, Inc. *	258	2,131

Furniture & Fixtures - 0.34%
American Woodmark Corp. (a)	4,572	158,191

Gas & Pipeline Utilities - 1.10%
Nicor, Inc.	1,819	78,072
Northwest Natural Gas Company	3,898	180,049
SEMCO Energy, Inc. *	6,081	47,249
UGI Corp.	7,623	207,955

		513,325
Healthcare Products - 2.58%
CONMED Corp. *	6,846	200,451
Dade Behring Holdings, Inc.	7,023	373,062
Edwards Lifesciences Corp. *	2,010	99,173
Health Tronics, Inc. *	1,846	8,030
Kinetic Concepts, Inc. *	9,414	489,246
PSS World Medical, Inc. *	1,857	33,834

		1,203,796
Healthcare Services - 3.76%
Alliance Imaging, Inc. *	2,036	19,118
American Dental Partners, Inc. *	2,070	53,758
Apria Healthcare Group, Inc. *	16,946	487,537
Healthspring, Inc. *	5,772	110,014
Lincare Holdings, Inc. *	1,188	47,342
Magellan Health Services, Inc. *	4,064	188,854
WellCare Health Plans, Inc. *	9,359	847,083

		1,753,706
Holdings Companies/Conglomerates - 0.04%
United Industrial Corp.	287	17,214

Homebuilders - 0.91%
AMREP Corp. * (a)	3,340	158,817
NVR, Inc. *	395	268,501

		427,318
Hotels & Restaurants - 2.28%
AFC Enterprises, Inc. *	7,334	126,805
Buffalo Wild Wings, Inc. *	2,752	114,456
CBRL Group, Inc.	1,829	77,696
Choice Hotels International, Inc.	1,906	75,325
Interstate Hotels & Resorts, Inc. *	30,249	157,900

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Jack in the Box, Inc. *	3,987	$282,838
Papa John’s International, Inc. *	7,910	227,491

		1,062,511
Household Products - 0.10%
Blyth, Inc.	1,381	36,707
Tempur-Pedic International, Inc. (a)	489	12,665

		49,372
Industrial Machinery - 1.31%
EnPro Industries, Inc. *	5,337	228,370
Intevac, Inc. *	16,606	353,044
Robbins & Myers, Inc.	529	28,106

		609,520
Insurance - 4.91%
American Financial Group, Inc.	9,660	329,889
American Safety Insurance Holdings, Ltd. *	1,638	39,034
Argonaut Group, Inc. *	1,999	62,389
Aspen Insurance Holdings, Ltd.	18,914	530,916
Endurance Specialty Holdings, Ltd.	12,456	498,738
HCC Insurance Holdings, Inc.	3,727	124,519
James River Group, Inc.	288	9,570
NYMAGIC, Inc.	292	11,738
Odyssey Re Holdings Corp. (a)	11,060	474,364
Philadelphia Consolidated Holding Corp. *	2,610	109,098
Reinsurance Group of America, Inc.	1,722	103,733

		2,293,988
Internet Content - 0.11%
TeleCommunication Systems, Inc. *	9,864	50,109

Internet Retail - 1.31%
Priceline.com, Inc. *	8,879	610,342

Internet Software - 0.05%
Chordiant Software, Inc. *	1,513	23,694

Leisure Time - 1.18%
Lions Gate Entertainment Corp. *	24,363	268,724
Regal Entertainment Group, Class A	11,343	248,752
Steinway Musical Instruments, Inc. *	985	34,071

		551,547
Manufacturing - 3.03%
Ceradyne, Inc. *	6,128	453,227
General Cable Corp. *	434	32,876
GenTek, Inc. *	388	13,665
Mettler-Toledo International, Inc. *	6,540	624,635
Snap-on, Inc.	3,113	157,238
Sturm Ruger & Company, Inc. *	8,596	133,410

		1,415,051
Metal & Metal Products - 0.63%
Mueller Industries, Inc.	271	9,333
USEC, Inc. *	12,895	283,432

		292,765

The accompanying notes are an integral part of the financial statements.          292

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Mining - 0.15%
Hecla Mining Company *	8,466	$72,300

Office Furnishings & Supplies - 0.24%
Knoll, Inc.	5,067	113,501

Paper - 1.53%
Buckeye Technologies, Inc. *	12,311	190,451
Rock-Tenn Company, Class A	16,449	521,762

		712,213
Petroleum Services - 3.58%
Grey Wolf, Inc. *	70,179	578,275
GulfMark Offshore, Inc. *	2,940	150,587
Tesoro Petroleum Corp.	7,699	439,998
Trico Marine Services, Inc. * (a)	12,286	502,251

		1,671,111
Pharmaceuticals - 2.48%
Axcan Pharma, Inc. *	2,357	45,561
Biovail Corp.	1,096	27,860
King Pharmaceuticals, Inc. *	18,207	372,515
OSI Pharmaceuticals, Inc. *	11,330	410,259
POZEN, Inc. * (a)	7,748	140,007
ViroPharma, Inc. *	11,851	163,544

		1,159,746
Photography - 0.59%
CPI Corp.	3,942	273,969

Plastics - 0.06%
AEP Industries, Inc. *	608	27,366

Publishing - 0.29%
American Greetings Corp., Class A	1,780	50,427
Consolidated Graphics, Inc. *	1,238	85,769

		136,196
Railroads & Equipment - 0.47%
Kansas City Southern *	5,864	220,135

Real Estate - 3.43%
Agree Realty Corp., REIT	284	8,875
Avatar Holdings, Inc. *	1,694	130,336
Capital Trust, Inc., Class A, REIT	3,891	132,839
Equity Lifestyle Properties, Inc., REIT	7,419	387,198
Gramercy Captial Corp., REIT	8,771	241,553
Jones Lang LaSalle, Inc.	841	95,454
Saul Centers, Inc., REIT	769	34,874
Taubman Centers, Inc., REIT	11,320	561,585
Winston Hotels, Inc., REIT *	644	9,660

		1,602,374
Retail Grocery - 0.14%
Nash Finch Company	1,315	65,093

Retail Trade - 5.10%
Big Lots, Inc. *	19,334	568,807
Dollar Tree Stores, Inc. *	4,795	208,822
Jo-Ann Stores, Inc. *	14,019	398,560
NBTY, Inc. *	14,909	644,069

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Payless ShoeSource, Inc. *	5,554	$175,229
Regis Corp.	241	9,218
The Dress Barn, Inc. *	18,310	375,721

		2,380,426

Sanitary Services - 0.15%
Darling International, Inc. *	2,737	25,016
Stericycle, Inc. *	1,002	44,549

		69,565

Semiconductors - 3.62%
Advanced Energy Industries, Inc. *	7,190	162,925
Amkor Technology, Inc. *	38,727	609,950
Emulex Corp. *	410	8,955
MKS Instruments, Inc. *	11,719	324,616
ON Semiconductor Corp. *	51,197	548,832
Varian Semiconductor Equipment
Associates, Inc. *	864	34,612

		1,689,890

Software - 1.65%
EPIQ Systems, Inc. *	646	10,440
Omnicell, Inc. *	8,550	177,669
SPSS, Inc. *	3,044	134,362
Sybase, Inc. *	18,679	446,241

		768,712

Steel - 0.80%
Steel Dynamics, Inc.	8,889	372,538

Telecommunications Equipment & Services - 3.59%
C-COR, Inc. *	9,167	128,888
CommScope, Inc. *	9,224	538,220
Comtech Telecommunications Corp. *	2,964	137,589
CT Communications, Inc.	8,950	273,064
InterDigital Communication Corp. *	14,527	467,334
Premiere Global Services, Inc. *	9,992	130,096

		1,675,191

Telephone - 0.36%
CenturyTel, Inc.	1,899	93,146
Cincinnati Bell, Inc. *	13,393	77,411

		170,557

Tobacco - 1.35%
Loews Corp. - Carolina Group	8,035	620,865
Universal Corp.	148	9,016

		629,881

Toys, Amusements & Sporting Goods - 0.31%
Jakks Pacific, Inc. *	5,135	144,499

Transportation - 0.50%
Bristow Group, Inc. *	1,632	80,866
Kirby Corp. *	3,970	152,408

		233,274

The accompanying notes are an integral part of the financial statements.          293

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Trucking & Freight - 1.54%
Arkansas Best Corp.	1,718	$66,950
EGL, Inc. *	2,162	100,490
Forward Air Corp.	2,146	73,157
Heartland Express, Inc. (a)	4,032	65,722
Hub Group, Inc., Class A *	2,334	82,063
Knight Transportation, Inc. (a)	4,034	78,179
Landstar Systems, Inc.	4,190	202,168
Old Dominion Freight Lines, Inc. *	1,674	50,471

		719,200

TOTAL COMMON STOCKS (Cost $41,525,328)		$46,492,926

SHORT TERM INVESTMENTS - 4.72%
John Hancock Cash Investment Trust (c)	$2,203,513	$2,203,513

TOTAL SHORT TERM INVESTMENTS
(Cost $2,203,513)		$2,203,513

REPURCHASE AGREEMENTS - 1.07%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $496,190 on 07/02/2007, collateralized by $500,000 Federal Home Loan Bank, 5.75% due 06/12/2026 (valued at $507,500, including interest)	$496,000	$496,000

TOTAL REPURCHASE AGREEMENTS
(Cost $496,000)		$496,000

Total Investments (Small Company Trust)
(Cost $44,224,841) - 105.39%		$49,192,439

Liabilities in Excess of Other Assets - (5.39)%		(2,513,925)

TOTAL NET ASSETS - 100.00%		$46,678,514

Small Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.39%

Advertising - 3.22%
Aquantive, Inc. *	56,201	$3,585,623
inVentiv Health, Inc. *	54,106	1,980,821
ValueClick, Inc. *	83,023	2,445,858

		8,012,302

Aerospace - 0.95%
TransDigm Group, Inc. *	58,681	2,374,233

Apparel & Textiles - 2.08%
Bebe Stores, Inc. (a)	85,360	1,366,614
Interface, Inc., Class A	97,918	1,846,733
The Warnaco Group, Inc. *	50,084	1,970,305

		5,183,652

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.98%
Tenneco, Inc. *	69,827	$2,446,738

Banking - 3.21%
East West Bancorp, Inc.	20,714	805,360
Greenhill & Company, Inc. (a)	32,608	2,240,496
PrivateBancorp, Inc. (a)	0	0
SVB Financial Group *	44,077	2,340,930
Texas Capital Bancshares, Inc. *	55,312	1,236,223
UCBH Holdings, Inc.	74,870	1,367,875

		7,990,884

Biotechnology - 2.44%
Advanced Magnetics, Inc. *	14,585	848,264
Human Genome Sciences, Inc. *	96,621	861,859
Integra LifeSciences Holdings Corp. * (a)	41,982	2,074,750
Myriad Genetics, Inc. * (a)	61,540	2,288,673

		6,073,546

Building Materials & Construction - 0.97%
Eagle Materials, Inc. (a)	49,464	2,426,209

Business Services - 5.62%
CoStar Group, Inc. *	43,929	2,322,965
Euronet Worldwide, Inc. * (a)	72,571	2,116,170
Global Payments, Inc.	29,407	1,165,988
Informatica Corp. *	144,676	2,136,864
Jackson Hewitt Tax Service, Inc. (a)	20,105	565,152
Korn/Ferry International *	98,085	2,575,712
MPS Group, Inc. *	54,791	732,556
Tetra Tech, Inc. *	110,715	2,385,908

		14,001,315

Cellular Communications - 0.99%
Dobson Communications Corp., Class A *	223,108	2,478,730

Commercial Services - 1.75%
Chemed Corp.	39,095	2,591,607
Live Nation, Inc. *	79,542	1,780,150

		4,371,757

Computers & Business Equipment - 2.38%
Cogent, Inc. *	113,292	1,664,259
Micros Systems, Inc. *	45,064	2,451,482
NETGEAR, Inc. *	50,344	1,824,970

		5,940,711

Construction & Mining Equipment - 1.28%
Bucyrus International, Inc., Class A	45,118	3,193,452

Containers & Glass - 0.75%
Greif, Inc., Class A	31,249	1,862,753

Crude Petroleum & Natural Gas - 1.98%
Bill Barrett Corp. * (a)	56,568	2,083,400
Unit Corp. *	45,418	2,857,246

		4,940,646

Domestic Oil - 0.69%
Whiting Petroleum Corp. *	42,512	1,722,586

The accompanying notes are an integral part of the financial statements.          294

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care - 2.02%
BioMarin Pharmaceutical, Inc. * (a)	76,776	$1,377,361
Mentor Corp. (a)	40,094	1,631,024
Parexel International Corp. *	47,863	2,013,118

		5,021,503

Educational Services - 0.32%
DeVry, Inc.	11,173	380,105
Strayer Education, Inc.	3,080	405,667

		785,772

Electrical Equipment - 1.83%
Varian, Inc. *	47,155	2,585,508
Wesco International, Inc. *	32,453	1,961,784

		4,547,292

Electrical Utilities - 1.62%
ITC Holdings Corp.	31,091	1,263,227
Pike Electric Corp. *	123,822	2,771,137

		4,034,364

Electronics - 2.17%
SiRF Technology Holdings, Inc. * (a)	55,015	1,141,011
Thomas & Betts Corp. *	34,129	1,979,482
Trimble Navigation, Ltd. *	70,634	2,274,415

		5,394,908

Financial Services - 1.98%
Affiliated Managers Group, Inc. * (a)	22,630	2,913,839
National Financial Partners Corp. (a)	43,545	2,016,569

		4,930,408

Food & Beverages - 1.68%
Performance Food Group Company *	68,847	2,236,839
Ralcorp Holdings, Inc. *	36,279	1,939,113

		4,175,952

Healthcare Products - 4.68%
Accuray, Inc. * (a)	7,006	155,393
American Medical Systems Holdings, Inc. * (a)	122,276	2,205,859
Gen-Probe, Inc. *	40,371	2,439,216
Home Diagnostics, Inc. *	68,272	803,561
Kyphon, Inc. *	36,442	1,754,682
Nuvasive, Inc. *	41,386	1,117,836
The Medicines Company *	74,372	1,310,435
Wright Medical Group, Inc. *	77,492	1,869,107

		11,656,089

Healthcare Services - 2.52%
Genesis HealthCare Corp. *	17,903	1,224,923
Magellan Health Services, Inc. *	40,501	1,882,082
Palomar Medical Technologies, Inc. *	20,680	717,803
Pediatrix Medical Group, Inc. *	31,748	1,750,902
The Advisory Board Company *	12,657	703,223

		6,278,933

Holdings Companies/Conglomerates - 0.50%
United Industrial Corp. (a)	20,614	1,236,428

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 2.55%
Choice Hotels International, Inc.	43,703	$1,727,143
Jack in the Box, Inc. *	25,051	1,777,118
P.F. Chang’s China Bistro, Inc. * (a)	52,522	1,848,774
RARE Hospitality International, Inc. *	37,751	1,010,594

		6,363,629

Household Products - 1.57%
Church & Dwight, Inc.	59,095	2,863,744
Tempur-Pedic International, Inc. (a)	40,788	1,056,409

		3,920,153

Industrial Machinery - 1.99%
Actuant Corp., Class A	21,056	1,327,791
FMC Technologies, Inc. *	19,244	1,524,510
Regal-Beloit Corp.	45,435	2,114,545

		4,966,846

Insurance - 2.03%
HCC Insurance Holdings, Inc.	27,011	902,438
ProAssurance Corp. *	45,193	2,515,894
Security Capital Assurance, Ltd.	53,168	1,641,296

		5,059,628

Internet Retail - 0.22%
Shutterfly, Inc. * (a)	25,735	554,589

Internet Software - 1.94%
DealerTrack Holdings, Inc. *	51,502	1,897,334
F5 Networks, Inc. *	36,420	2,935,452

		4,832,786

Leisure Time - 0.55%
National Cinemedia, Inc. *	49,296	1,380,781

Manufacturing - 4.19%
Acuity Brands, Inc.	19,808	1,194,026
Ceradyne, Inc. *	33,885	2,506,135
Coherent, Inc. *	64,267	1,960,786
General Cable Corp. *	37,934	2,873,500
Input/Output, Inc. * (a)	122,403	1,910,711

		10,445,158

Medical-Hospitals - 2.32%
Cepheid, Inc. *	48,148	702,961
Lifepoint Hospitals, Inc. *	60,287	2,331,901
VCA Antech, Inc. *	72,961	2,749,900

		5,784,762

Petroleum Services - 1.63%
Core Laboratories N.V. *	18,795	1,911,264
Dril-Quip, Inc. *	47,951	2,155,397

		4,066,661

Pharmaceuticals - 2.62%
Medicis Pharmaceutical Corp., Class A (a)	58,537	1,787,720
Santarus, Inc. * (a)	111,372	575,793
Sciele Pharma, Inc. * (a)	78,643	1,852,829
United Therapeutics Corp. * (a)	36,107	2,302,183

		6,518,525

The accompanying notes are an integral part of the financial statements.          295

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate - 0.67%
BioMed Realty Trust, Inc., REIT	65,973	$1,657,242

Retail Trade - 5.00%
Children’s Place Retail Stores, Inc. *	28,246	1,458,623
Dick’s Sporting Goods, Inc. *	38,387	2,232,972
DSW, Inc., Class A * (a)	53,049	1,847,166
Hot Topic, Inc. *	193,767	2,106,247
Longs Drug Stores Corp.	47,519	2,495,698
Zumiez, Inc. * (a)	61,402	2,319,768

		12,460,474

Semiconductors - 7.22%
Cirrus Logic, Inc. *	256,656	2,130,245
Diodes, Inc. * (a)	44,969	1,878,355
Emulex Corp. *	114,876	2,508,892
FormFactor, Inc. *	42,231	1,617,447
Microsemi Corp. * (a)	67,884	1,625,822
Power Integrations, Inc. *	77,629	2,033,880
Silicon Laboratories, Inc. *	59,918	2,073,762
Tessera Technologies, Inc. *	59,133	2,397,843
Varian Semiconductor Equipment Associates, Inc. *	43,156	1,728,829

		17,995,075

Software - 6.00%
ANSYS, Inc. *	87,751	2,325,401
Blackboard, Inc. *	70,600	2,973,672
Eclipsys Corp. *	109,503	2,168,159
JDA Software Group, Inc. *	66,376	1,302,961
Lawson Software, Inc. * (a)	209,614	2,073,082
Omniture, Inc. * (a)	29,004	664,772
Orbotech, Ltd. *	48,921	1,091,917
THQ, Inc. *	76,651	2,339,389

		14,939,353

Steel - 1.21%
Carpenter Technology Corp.	23,161	3,018,110

Telecommunications Equipment &
Services - 3.33%
NeuStar, Inc., Class A *	67,512	1,955,823
NICE Systems, Ltd., SADR *	69,971	2,430,793
Polycom, Inc. *	32,165	1,080,744
SBA Communications Corp. *	84,438	2,836,272

		8,303,632

Toys, Amusements & Sporting Goods - 0.68%
Marvel Entertainment, Inc. *	66,097	1,684,151

Transportation - 0.69%
American Commercial Lines, Inc. * (a)	65,738	1,712,475

Trucking & Freight - 2.37%
Forward Air Corp.	56,754	1,934,744
Hub Group, Inc., Class A *	63,094	2,218,385

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Knight Transportation, Inc. (a)	90,849	$1,760,653

		5,913,782

TOTAL COMMON STOCKS (Cost $220,881,672)		$242,658,975

SHORT TERM INVESTMENTS - 18.88%
John Hancock Cash Investment Trust (c)	$47,042,076	$47,042,076

TOTAL SHORT TERM INVESTMENTS (Cost $47,042,076)		$47,042,076

REPURCHASE AGREEMENTS - 4.17%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.85% to be repurchased at $10,404,203 on 7/02/2007, collateralized by $10,505,000 Federal Home Loan Bank, 5.625% due 03/14/2036 (valued at $10,610,050, including interest)	$10,400,000	$10,400,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,400,000)		$10,400,000

Total Investments (Small Company Growth Trust) (Cost $278,323,748) - 120.44%		$300,101,051
Liabilities in Excess of Other Assets - (20.44)%		(50,927,137)

TOTAL NET ASSETS - 100.00%		$249,173,914

Small Company Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.43%

Aerospace - 1.52%
EDO Corp. (a)	87,900	$2,889,273
Woodward Governor Company	147,300	7,905,591

		10,794,864

Air Travel - 0.51%
Airtran Holdings, Inc. * (a)	335,300	3,661,476

Apparel & Textiles - 0.94%
Culp, Inc. *	114,300	1,029,843
G & K Services, Class A	144,200	5,697,342

		6,727,185

Auto Parts - 0.29%
Accuride Corp. *	132,500	2,041,825

Auto Services - 0.99%
Dollar Thrifty Automotive Group, Inc. *	173,000	7,065,320

Banking - 5.82%
Boston Private Financial Holdings, Inc.	123,100	3,307,697
East West Bancorp, Inc.	246,800	9,595,584
First Republic Bank	234,600	12,588,636
Home Bancshares, Inc. (a)	99,700	2,248,235

The accompanying notes are an integral part of the financial statements.          296

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
SVB Financial Group *	193,500	$10,276,785
Wintrust Financial Corp.	78,300	3,433,455

		41,450,392

Biotechnology - 1.49%
Exelixis, Inc. *	248,200	3,003,220
Myriad Genetics, Inc. * (a)	204,700	7,612,793

		10,616,013

Broadcasting - 0.33%
Saga Communications, Inc., Class A *	242,700	2,378,460

Building Materials & Construction - 0.49%
Beacon Roofing Supply, Inc. * (a)	205,200	3,486,348

Business Services - 5.54%
Compass Diversified Trust	166,300	2,965,129
Electro Rent Corp. *	319,200	4,641,168
FTI Consulting, Inc. *	215,200	8,184,056
McGrath Rentcorp	259,200	8,732,448
MPS Group, Inc. *	490,500	6,557,985
StarTek, Inc.	174,900	1,887,171
Wind River Systems, Inc. *	523,300	5,756,300
Wireless Facilities, Inc. * (a)	433,900	728,952

		39,453,209

Chemicals - 3.64%
Airgas, Inc.	187,300	8,971,670
American Vanguard Corp. (a)	212,700	3,045,864
Arch Chemicals, Inc.	173,500	6,096,790
Innospec, Inc.	132,000	7,815,720

		25,930,044

Commercial Services - 1.75%
Live Nation, Inc. *	78,200	1,750,116
Macquarie Infrastructure Company LLC * (a)	80,200	3,326,696
Pool Corp. (a)	189,900	7,411,797

		12,488,609

Computers & Business Equipment - 0.83%
Ixia *	325,700	3,015,982
Xyratex, Ltd. *	131,300	2,918,799

		5,934,781

Construction & Mining Equipment - 0.47%
Carbo Ceramics, Inc. (a)	76,500	3,351,465

Construction Materials - 2.72%
Ameron International Corp.	78,200	7,052,858
Florida Rock Industries, Inc.	118,400	7,992,000
Universal Forest Products, Inc.	103,100	4,357,006

		19,401,864

Crude Petroleum & Natural Gas - 2.75%
Forest Oil Corp. * (a)	173,800	7,344,788
Penn Virginia Corp.	305,100	12,265,020

		19,609,808

Domestic Oil - 1.50%
Mariner Energy, Inc. *	144,104	3,494,522

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Domestic Oil (continued)
Union Drilling, Inc. *	69,700	$1,144,474
Whiting Petroleum Corp. *	149,700	6,065,844

		10,704,840

Drugs & Health Care - 1.94%
Arrow International, Inc.	104,400	3,996,432
Landauer, Inc.	64,400	3,171,700
West Pharmaceutical Services, Inc.	141,700	6,681,155

		13,849,287

Electrical Equipment - 1.91%
C & D Technologies, Inc. * (a)	186,600	1,044,960
Genlyte Group, Inc. *	88,400	6,942,936
Littelfuse, Inc. *	135,000	4,558,950
Methode Electronics, Inc.	69,500	1,087,675

		13,634,521

Electrical Utilities - 2.29%
Black Hills Corp.	151,800	6,034,050
Cleco Corp.	215,600	5,282,200
El Paso Electric Company *	205,000	5,034,800

		16,351,050

Electronics - 2.82%
Analogic Corp.	41,500	3,050,665
Belden CDT, Inc.	187,200	10,361,520
Franklin Electric, Inc. (a)	141,000	6,652,380

		20,064,565

Energy - 0.34%
GeoMet, Inc. * (a)	124,000	949,840
Verenium Corp. * (a)	288,000	1,460,160

		2,410,000

Financial Services - 0.11%
JMP Group Inc *	74,000	773,300

Food & Beverages - 0.39%
Winn-Dixie Stores, Inc. * (a)	94,600	2,771,780

Forest Products - 0.82%
Deltic Timber Corp.	106,100	5,816,402

Furniture & Fixtures - 0.49%
Stanley Furniture Company, Inc.	171,300	3,518,502

Gas & Pipeline Utilities - 1.07%
Southwest Gas Corp.	143,000	4,834,830
Vectren Corp.	103,900	2,798,027

		7,632,857

Gold - 0.55%
Meridian Gold, Inc. *	142,000	3,916,360

Healthcare Products - 1.25%
Owens & Minor, Inc.	255,900	8,941,146

Homebuilders - 0.49%
M/I Homes, Inc. (a)	131,600	3,500,560

Hotels & Restaurants - 1.37%
RARE Hospitality International, Inc. *	245,700	6,577,389

The accompanying notes are an integral part of the financial statements.          297

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Ruby Tuesday, Inc.	121,400	$3,196,462

		9,773,851

Household Appliances - 0.29%
Drew Industries, Inc. *	61,400	2,034,796

Industrial Machinery - 1.22%
IDEX Corp.	225,650	8,696,551

Insurance - 4.27%
Employers Holdings, Inc.	35,300	749,772
James River Group, Inc.	6,100	202,703
Markel Corp. *	11,700	5,669,352
Max Re Capital, Ltd.	198,700	5,623,210
Midland Company	126,700	5,947,298
National Interstate Corp.	13,623	355,288
ProAssurance Corp. *	213,100	11,863,276

		30,410,899

Investment Companies - 2.26%
Ares Cap Corp. (a)	205,000	3,454,250
First Financial Fund, Inc. *	307,786	4,235,136
Hercules Technology Growth Capital, Inc.	245,400	3,315,354
Kohlberg Capital Corp.	273,600	5,075,280

		16,080,020

Life Sciences - 0.30%
Symyx Technologies, Inc. *	182,600	2,101,726

Manufacturing - 2.37%
AptarGroup, Inc.	245,100	8,715,756
Nordson Corp.	162,300	8,140,968

		16,856,724

Metal & Metal Products - 3.18%
Gibraltar Industries, Inc.	236,800	5,245,120
Matthews International Corp., Class A	219,600	9,576,756
Metal Management, Inc.	178,500	7,866,495

		22,688,371

Mobile Homes - 1.12%
Skyline Corp.	86,200	2,586,862
Winnebago Industries, Inc. (a)	183,000	5,402,160

		7,989,022

Newspapers - 0.13%
Journal Register Company	211,400	947,072

Paper - 1.48%
Chesapeake Corp.	64,200	806,994
Potlatch Corp.	145,000	6,242,250
Wausau-Mosinee Paper Corp.	262,500	3,517,500

		10,566,744

Petroleum Services - 4.28%
Atwood Oceanics, Inc. *	80,000	5,489,600
TETRA Technologies, Inc. *	392,800	11,076,960
Todco, Class A *	163,700	7,728,277
W-H Energy Services, Inc. *	100,000	6,191,000

		30,485,837

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 0.54%
Pharmion Corp. *	131,800	$3,815,610

Railroads & Equipment - 0.99%
Genesee & Wyoming, Inc., Class A *	235,900	7,039,256

Real Estate - 5.18%
First Potomac Realty Trust, REIT	192,900	4,492,641
Innkeepers USA Trust, REIT	21,900	388,287
Kilroy Realty Corp., REIT	159,300	11,284,812
LaSalle Hotel Properties, REIT	159,500	6,925,490
Parkway Properties, Inc., REIT	67,000	3,218,010
Strategic Hotel Cap, Inc., REIT (a)	255,300	5,741,697
Washington Real Estate Investment Trust, REIT (a)	142,200	4,834,800

		36,885,737

Retail Grocery - 0.95%
Nash Finch Company (a)	104,500	5,172,750
Wild Oats Markets, Inc. * (a)	96,303	1,614,038

		6,786,788

Retail Trade - 4.98%
Aaron Rents, Inc., Class A	6,000	156,600
Aaron Rents, Inc., Class B	422,100	12,325,320
Building Materials Holding Corp. (a)	196,000	2,781,240
Casey’s General Stores, Inc.	171,400	4,672,364
CSS Industries, Inc.	121,600	4,816,576
Fred’s, Inc., Class A	184,700	2,471,286
Haverty Furniture Companies, Inc.	286,600	3,344,622
Stein Mart, Inc.	400,500	4,910,130

		35,478,138

Sanitary Services - 2.04%
Casella Waste Systems, Inc., Class A *	274,000	2,953,720
Insituform Technologies, Inc., Class A * (a)	280,600	6,119,886
Waste Connections, Inc. *	179,700	5,434,128

		14,507,734

Semiconductors - 2.69%
Advanced Energy Industries, Inc. *	201,800	4,572,788
ATMI, Inc. *	103,900	3,117,000
Brooks Automation, Inc. *	422,000	7,659,300
GSI Group, Inc. *	388,700	3,805,373

		19,154,461

Software - 2.95%
Packeteer, Inc. *	141,000	1,101,210
Progress Software Corp. *	232,000	7,375,280
SPSS, Inc. *	172,800	7,627,392
Websense, Inc. *	231,900	4,927,875

		21,031,757

Steel - 1.36%
Carpenter Technology Corp.	74,500	9,708,095

Telecommunications Equipment &
Services - 0.76%
Premiere Global Services, Inc. *	414,600	5,398,092

The accompanying notes are an integral part of the financial statements.          298

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Tires & Rubber - 0.68%
Myers Indiana, Inc.	220,500	$4,875,255

Tobacco - 0.37%
Alliance One International, Inc. *	260,500	2,618,025

Transportation - 2.44%
Kirby Corp. *	257,600	9,889,264
UTI Worldwide, Inc.	279,600	7,490,484

		17,379,748

Trucking & Freight - 2.18%
Landstar Systems, Inc.	321,600	15,517,200

TOTAL COMMON STOCKS (Cost $452,117,444)		$687,104,342

SHORT TERM INVESTMENTS - 15.82%
John Hancock Cash Investment Trust (c)	$89,688,477	$89,688,477
T. Rowe Price Reserve Investment Fund	20,980,212	20,980,212
5.374% due 09/19/2034 (c)	2,096,447	2,096,447

TOTAL SHORT TERM INVESTMENTS
(Cost $112,765,136)		$112,765,136

REPURCHASE AGREEMENTS - 0.39%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$2,772,062 on 07/02/2007,
collateralized by $2,800,000
Federal Home Loan Bank, 5.625%
due 03/14/2036 (valued at
$2,828,000, including interest)	$2,771,000	$2,771,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,771,000)		$2,771,000

Total Investments (Small Company Value Trust)
(Cost $567,653,580) - 112.64%		$802,640,478
Liabilities in Excess of Other Assets - (12.64)%		(90,085,461)

TOTAL NET ASSETS - 100.00%		$712,555,017

Special Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 90.33%

Aerospace - 2.05%
HEICO Corp., Class A	3,351	$117,788
Orbital Sciences Corp., Class A *	1,931	40,570

		158,358

Air Travel - 1.26%
Airtran Holdings, Inc. *	6,400	69,888
SkyWest, Inc.	1,147	27,333

		97,221

Apparel & Textiles - 0.99%
Timberland Company, Class A *	3,019	76,049

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.72%
Superior Industries International, Inc. (a)	2,540	$55,270

Auto Services - 0.69%
Lithia Motors, Inc., Class A	2,100	53,214

Banking - 7.07%
Capital Corp of the West	2,300	55,108
Cascade Financial Corp.	4,396	69,589
Central Pacific Financial Corp.	1,155	38,127
City Bank, Lynnwood, WA	1,023	32,235
City National Corp.	400	30,436
Cullen Frost Bankers, Inc.	1,192	63,736
First Security Group, Inc.	7,021	75,827
IBERIABANK Corp.	864	42,725
Midwest Banc Holdings, Inc. (a)	2,863	41,513
PAB Bankshares, Inc.	1,010	19,341
Tompkins Trustco, Inc.	487	18,214
Umpqua Holdings Corp.	2,481	58,328

		545,179

Building Materials & Construction - 2.28%
Dycom Industries, Inc. *	800	23,984
EMCOR Group, Inc. *	820	59,778
Perini Corp. *	1,490	91,680

		175,442

Business Services - 3.63%
Black Box Corp.	1,524	63,063
Labor Ready, Inc. *	2,940	67,944
Perot Systems Corp., Class A *	5,209	88,761
Watson Wyatt Worldwide, Inc., Class A	1,182	59,667

		279,435

Chemicals - 0.21%
Cabot Microelectronics Corp. *	458	16,254

Computers & Business Equipment - 2.35%
Digi International, Inc. *	2,880	42,451
Foundry Networks, Inc. *	6,300	104,958
Rimage Corp. *	1,063	33,580

		180,989

Construction & Mining Equipment - 1.51%
National Oilwell, Inc. *	1,120	116,749

Construction Materials - 2.04%
Florida Rock Industries, Inc.	700	47,250
Patrick Industries, Inc. *	3,537	55,743
Simpson Manufacturing Company, Inc. (a)	1,600	53,984

		156,977

Cosmetics & Toiletries - 0.95%
Steiner Leisure, Ltd. *	1,484	72,894

Crude Petroleum & Natural Gas - 1.11%
XTO Energy, Inc.	1,428	85,823

Domestic Oil - 1.14%
Denbury Resources, Inc. *	2,344	87,900

The accompanying notes are an integral part of the financial statements.          299

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 1.67%
Hubbell, Inc., Class B	700	$37,954
Tektronix, Inc.	2,695	90,929

		128,883

Electrical Utilities - 0.21%
MGE Energy, Inc.	498	16,270

Electronics - 1.30%
Bel Fuse, Inc., Class B	663	22,562
DRS Technologies, Inc.	1,362	78,002

		100,564

Energy - 0.50%
New Jersey Resources Corp.	762	38,877

Financial Services - 2.56%
Financial Federal Corp.	1,838	54,809
Investors Financial Services Corp.	800	49,336
Portfolio Recovery Associates, Inc. *	1,558	93,511

		197,656

Food & Beverages - 2.03%
Del Monte Foods Company	9,344	113,623
Smithfield Foods, Inc. *	1,400	43,106

		156,729

Furniture & Fixtures - 0.98%
Furniture Brands International, Inc.	5,318	75,516

Gas & Pipeline Utilities - 0.62%
Northwest Natural Gas Company	1,027	47,437

Gold - 0.38%
Meridian Gold, Inc. *	1,060	29,235

Healthcare Services - 2.82%
Apria Healthcare Group, Inc. *	752	21,635
Cross Country Healthcare, Inc. *	3,274	54,610
Enzo Biochem, Inc. *	1,400	20,930
MedQuist, Inc. *	4,534	41,305
National Dentex Corp. *	4,200	78,834

		217,314

Hotels & Restaurants - 1.41%
O’Charley’s, Inc.	4,479	90,297
Ruby Tuesday, Inc.	700	18,431

		108,728

Household Products - 1.72%
Central Garden & Pet Company, Class A *	4,900	57,477
Tupperware Brands Corp.	2,600	74,724

		132,201

Industrial Machinery - 4.56%
Albany International Corp., Class A	2,151	86,986
IDEX Corp.	1,976	76,155
Kennametal, Inc.	1,125	92,284
Regal-Beloit Corp.	800	37,232
Sauer-Danfoss, Inc.	1,972	58,687

		351,344

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance - 3.50%
Allied World Assurance Holdings, Ltd.	1,980	$101,475
CNA Surety Corp. *	3,013	56,976
Midland Company	833	39,101
PMI Group, Inc.	1,187	53,023
Triad Guaranty, Inc. *	470	18,767

		269,342

Internet Software - 0.85%
McAfee, Inc. *	1,856	65,331

Leisure Time - 3.18%
Callaway Golf Company (a)	4,100	73,021
K2, Inc. *	5,147	78,183
Trump Entertainment Resorts, Inc. *	2,100	26,355
West Marine, Inc. *	4,930	67,837

		245,396

Manufacturing - 4.95%
AptarGroup, Inc.	2,584	91,887
Goodman Global, Inc. *	3,250	72,215
Input/Output, Inc. *	5,100	79,611
Kaydon Corp.	1,584	82,558
Snap-on, Inc.	1,092	55,157

		381,428

Medical-Hospitals - 1.50%
Lifepoint Hospitals, Inc. *	1,870	72,332
RehabCare Group, Inc. *	3,013	42,905

		115,237

Metal & Metal Products - 2.56%
Gibraltar Industries, Inc.	4,109	91,014
Mueller Industries, Inc.	1,883	64,851
RBC Bearings, Inc. *	1,000	41,250

		197,115

Mutual Funds - 0.67%
iShares Nasdaq Biotechnology Index Fund *	659	51,494

Office Furnishings & Supplies - 0.71%
United Stationers, Inc. *	823	54,845

Petroleum Services - 0.34%
Superior Well Services, Inc. *	1,022	25,969

Pharmaceuticals - 0.30%
Bentley Pharmaceuticals, Inc. *	1,898	23,042

Railroads & Equipment - 1.03%
Wabtec Corp.	2,183	79,745

Real Estate - 4.15%
American Land Lease, Inc., REIT	1,759	43,975
BioMed Realty Trust, Inc., REIT	2,368	59,484
Cousins Properties, Inc., REIT	1,986	57,614
Duke Realty Corp., REIT	695	24,791
LaSalle Hotel Properties, REIT	1,756	76,245
Liberty Property Trust, REIT	462	20,296

The accompanying notes are an integral part of the financial statements.          300

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Mid-America Apartment Communities, Inc., REIT	720	$37,785

		320,190

Retail Grocery - 0.25%
Weis Markets, Inc.	480	19,445

Retail Trade - 4.68%
Casey’s General Stores, Inc.	2,900	79,054
Cato Corp., Class A	3,048	66,873
Deb Shops, Inc.	2,639	72,968
Dillard’s, Inc., Class A	1,920	68,986
The Buckle, Inc.	1,838	72,417

		360,298

Semiconductors - 6.85%
Entegris, Inc. * (a)	7,550	89,694
Exar Corp. *	5,077	68,032
Fairchild Semiconductor International, Inc. *	5,200	100,464
Kulicke & Soffa Industries, Inc. *	9,700	101,559
OmniVision Technologies, Inc. * (a)	3,000	54,330
Verigy, Ltd. *	3,967	113,496

		527,575

Software - 2.38%
EPIQ Systems, Inc. *	4,321	69,827
Lawson Software, Inc. *	11,500	113,735

		183,562

Telecommunications Equipment & Services - 1.05%
Plantronics, Inc.	3,100	81,282

Tires & Rubber - 1.45%
Cooper Tire & Rubber Company	4,040	111,585

Transportation - 1.17%
Kirby Corp. *	2,352	90,293

TOTAL COMMON STOCKS (Cost $6,537,281)		$6,961,682

SHORT TERM INVESTMENTS - 4.56%
John Hancock Cash Investment Trust (c)	$351,025	$351,025

TOTAL SHORT TERM INVESTMENTS
(Cost $351,025)		$351,025

REPURCHASE AGREEMENTS - 9.72%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$749,287 on 07/02/2007,
collateralized by $710,000 Federal
National Mortgage Association,
6.25% due 05/15/2029 (valued at
$768,575, including interest)	$749,000	$749,000

TOTAL REPURCHASE AGREEMENTS
(Cost $749,000)		$749,000

Total Investments (Special Value Trust)
(Cost $7,637,306) - 104.61%		$8,061,707
Liabilities in Excess of Other Assets - (4.61)%		(355,077)

TOTAL NET ASSETS - 100.00%		$7,706,630

Spectrum Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 16.86%

Aerospace - 0.11%
Raytheon Company	19,900	$1,072,411

Agriculture - 0.04%
Archer-Daniels-Midland Company	12,900	426,861

Air Travel - 0.07%
Delta Air Lines, Inc. *	12,612	248,456
Southwest Airlines Company	29,100	433,881

		682,337

Aluminum - 0.12%
Alcoa, Inc.	28,700	1,163,211

Auto Parts - 0.09%
Genuine Parts Company	18,100	897,760

Automobiles - 0.05%
Ford Motor Company	51,800	487,956

Banking - 0.57%
Citizens Banking Corp.	260	4,758
Fifth Third Bancorp	44,000	1,749,880
National City Corp.	23,700	789,684
Royal Bank of Scotland Group PLC	13,000	165,078
SunTrust Banks, Inc.	14,800	1,268,952
US Bancorp	50,875	1,676,331

		5,654,683

Biotechnology - 0.15%
Amgen, Inc. *	26,400	1,459,656

Broadcasting - 0.14%
CBS Corp., Class B	37,200	1,239,504
Citadel Broadcasting Corp.	3,171	20,453
XM Satellite Radio Holdings, Inc., Class A *	10,500	123,585

		1,383,542

Building Materials & Construction - 0.14%
Masco Corp.	47,900	1,363,713

Business Services - 0.19%
Computer Sciences Corp. *	11,300	668,395
H & R Block, Inc.	52,800	1,233,936

		1,902,331

Cable and Television - 0.32%
Time Warner, Inc.	98,700	2,076,648
Viacom, Inc., Class B *	25,300	1,053,239

		3,129,887

Cellular Communications - 0.29%
ALLTEL Corp.	14,200	959,210
Crown Castle International Corp. *	15,300	554,931
Leap Wireless International, Inc. *	6,050	511,225

The accompanying notes are an integral part of the financial statements.          301

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cellular Communications (continued)
Motorola, Inc.	45,600	$807,120

		2,832,486

Chemicals - 0.18%
Chemtura Corp.	3,900	43,329
E.I. Du Pont de Nemours & Company	34,410	1,749,404

		1,792,733

Coal - 0.02%
Foundation Coal Holdings, Inc.	6,025	244,856

Computers & Business Equipment - 0.22%
Dell, Inc. *	54,500	1,555,975
International Business Machines Corp.	6,000	631,500

		2,187,475

Construction Materials - 0.16%
USG Corp. * (a)	4,700	230,488
Vulcan Materials Company	11,600	1,328,664

		1,559,152

Cosmetics & Toiletries - 0.66%
Avon Products, Inc.	34,000	1,249,500
Colgate-Palmolive Company	30,300	1,964,955
International Flavors & Fragrances, Inc.	26,900	1,402,566
Kimberly-Clark Corp.	14,200	949,838
Procter & Gamble Company	15,100	923,969

		6,490,828

Crude Petroleum & Natural Gas - 0.07%
Statoil ASA ADR	14,600	452,746
Statoil ASA	8,900	277,002

		729,748

Drugs & Health Care - 0.17%
Wyeth	30,100	1,725,934

Electrical Equipment - 0.09%
Cooper Industries, Ltd., Class A	15,200	867,768

Electrical Utilities - 0.48%
Ameren Corp.	3,000	147,030
Entergy Corp.	14,700	1,578,045
FirstEnergy Corp.	15,500	1,003,315
Pinnacle West Capital Corp.	13,400	533,990
Reliant Energy, Inc. *	8,850	238,508
TECO Energy, Inc.	17,900	307,522
Xcel Energy, Inc.	45,700	935,479

		4,743,889

Electronics - 0.10%
Sony Corp.	19,700	1,010,502

Energy - 0.22%
Duke Energy Corp.	53,870	985,821
Energy East Corp.	2,570	67,051
Progress Energy, Inc.	24,850	1,132,912

		2,185,784

Financial Services - 1.34%
Capital One Financial Corp.	1,700	133,348

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Charles Schwab Corp.	79,500	$1,631,340
Citigroup, Inc.	35,705	1,831,309
Countrywide Financial Corp.	16,600	603,410
Federal National Mortgage Association	13,600	888,488
JP Morgan Chase & Company	79,410	3,847,415
Legg Mason, Inc.	6,000	590,280
Mellon Financial Corp.	42,600	1,874,400
State Street Corp. (c)	18,400	1,258,560
Wells Fargo & Company (c)	17,200	604,924

		13,263,474

Food & Beverages - 0.62%
Campbell Soup Company	18,600	721,866
General Mills, Inc.	23,600	1,378,712
Hershey Company	4,900	248,038
Kraft Foods, Inc., Class A	29,400	1,036,350
McCormick & Company, Inc.	16,900	645,242
Sysco Corp.	12,200	402,478
The Coca-Cola Company	31,900	1,668,689

		6,101,375

Gas & Pipeline Utilities - 0.22%
NiSource, Inc.	66,300	1,373,073
Spectra Energy Corp.	24,800	643,808
Williams Companies, Inc.	6,255	197,783

		2,214,664

Healthcare Products - 0.33%
Baxter International, Inc.	19,600	1,104,264
Boston Scientific Corp. *	35,000	536,900
Johnson & Johnson	27,000	1,663,740

		3,304,904

Holdings Companies/Conglomerates - 0.53%
General Electric Company	136,300	5,217,564

Homebuilders - 0.06%
D.R. Horton, Inc.	28,500	568,005

Hotels & Restaurants - 0.04%
Ameristar Casinos, Inc.	12,100	420,354

Household Products - 0.27%
Fortune Brands, Inc.	15,000	1,235,550
Newell Rubbermaid, Inc.	48,900	1,439,127

		2,674,677

Industrial Machinery - 0.15%
Ingersoll-Rand Company, Class A	16,700	915,494
Pall Corp.	13,400	616,266

		1,531,760

Insurance - 1.03%
American International Group, Inc.	29,000	2,030,870
Chubb Corp.	12,400	671,336
Genworth Financial, Inc., Class A	9,100	313,040
Lincoln National Corp.	21,400	1,518,330
Marsh & McLennan Companies, Inc.	80,200	2,476,576

The accompanying notes are an integral part of the financial statements.          302

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Progressive Corp.	34,500	$825,585
The Travelers Companies, Inc.	25,400	1,358,900
UnumProvident Corp.	36,600	955,626

		10,150,263

International Oil - 1.59%
Anadarko Petroleum Corp.	25,200	1,310,148
BP PLC, ADR	18,400	1,327,376
Chevron Corp.	43,040	3,625,690
Exxon Mobil Corp.	41,600	3,489,408
Hess Corp.	33,340	1,965,726
Murphy Oil Corp.	22,100	1,313,624
Royal Dutch Shell PLC, ADR	33,000	2,679,600

		15,711,572

Internet Content - 0.11%
Yahoo!, Inc. *	41,400	1,123,182

Leisure Time - 0.27%
Lakes Gaming, Inc. * (a)	23,275	274,878
MGM MIRAGE *	10,125	835,110
MTR Gaming Group, Inc. *	11,250	173,250
Walt Disney Company	41,300	1,409,982

		2,693,220

Liquor - 0.23%
Anheuser-Busch Companies, Inc.	34,500	1,799,520
Brown Forman Corp., Class B	6,600	482,328

		2,281,848

Manufacturing - 0.53%
3M Company	28,800	2,499,552
Honeywell International, Inc.	25,100	1,412,628
Illinois Tool Works, Inc.	23,900	1,295,141

		5,207,321

Office Furnishings & Supplies - 0.14%
Avery Dennison Corp.	20,500	1,362,840

Paper - 0.38%
International Paper Company	69,265	2,704,799
MeadWestvaco Corp.	28,760	1,015,803

		3,720,602

Petroleum Services - 0.22%
BJ Services Company	26,600	756,504
Schlumberger, Ltd.	16,800	1,426,992

		2,183,496

Pharmaceuticals - 0.95%
Abbott Laboratories	20,600	1,103,130
Bristol-Myers Squibb Company	46,000	1,451,760
Eli Lilly & Company	38,900	2,173,732
Merck & Company, Inc.	52,000	2,589,600
Pfizer, Inc.	81,770	2,090,859

		9,409,081

Photography - 0.13%
Eastman Kodak Company (a)	44,700	1,244,001

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Publishing - 0.52%
Dow Jones & Company, Inc.	29,400	$1,689,030
Gannett Company, Inc.	22,800	1,252,860
The New York Times Company, Class A (a)	56,100	1,424,940
Tribune Company	24,993	734,794

		5,101,624

Railroads & Equipment - 0.21%
Norfolk Southern Corp.	6,700	352,219
Union Pacific Corp.	15,200	1,750,280

		2,102,499

Real Estate - 0.01%
Weingarten Realty Investors, REIT	2,210	90,831

Retail Trade - 0.43%
Bed Bath & Beyond, Inc. *	25,000	899,750
Gap, Inc.	16,600	317,060
Home Depot, Inc.	38,800	1,526,780
Wal-Mart Stores, Inc.	32,100	1,544,331

		4,287,921

Sanitary Services - 0.11%
Waste Management, Inc.	26,800	1,046,540

Semiconductors - 0.29%
Analog Devices, Inc.	36,500	1,373,860
Applied Materials, Inc.	30,400	604,048
Intel Corp.	36,500	867,240

		2,845,148

Software - 0.28%
Microsoft Corp.	95,100	2,802,597

Telecommunications Equipment & Services - 0.30%
Nokia Oyj, SADR	50,300	1,413,933
Verizon Communications, Inc.	37,100	1,527,407

		2,941,340

Telephone - 0.68%
AT&T, Inc.	83,865	3,480,397
Qwest Communications International, Inc. *	169,000	1,639,300
Sprint Nextel Corp.	60,900	1,261,239
Windstream Corp.	19,851	293,001

		6,673,937

Tobacco - 0.07%
UST, Inc.	13,205	709,241

Toys, Amusements & Sporting Goods - 0.12%
Mattel, Inc.	45,300	1,145,637

Trucking & Freight - 0.05%
United Parcel Service, Inc., Class B	6,600	481,800

TOTAL COMMON STOCKS (Cost $139,158,029)		$166,608,821

PREFERRED STOCKS - 0.26%

Broadcasting - 0.03%
Spanish Broadcasting System, Series B *	281	304,885

The accompanying notes are an integral part of the financial statements.          303

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)

Building Materials & Construction - 0.06%
General Motors Corp., Series B *	24,650	$544,765

Energy - 0.03%
NRG Energy, Inc. *	150	320,960

Financial Services - 0.02%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. *	200,000	196,515

Healthcare Products - 0.02%
Fresenius Medical Care Capital Trust *	175	175,875

Mining - 0.06%
Freeport-McMoRan Copper & Gold, Inc. *	325	592,556

Telecommunications Equipment & Services - 0.04%
Lucent Technologies Capital Trust I *	400	402,000

TOTAL PREFERRED STOCKS (Cost $2,232,954)		$2,537,556

TERM LOANS - 1.21%

Auto Parts - 0.04%
Rental Service Corp., Term B3
5.57% due 11/27/2013	$397,920	403,145

Cellular Communications - 0.08%
MetroPCS Wireless, Inc., Term B3
zero coupon due 11/03/2013	746,241	748,935

Chemicals - 0.05%
Celanese AG Term Loan B
7.099% due 04/02/2014	500,000	500,625

Commercial Services - 0.05%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	493,565	494,493

Containers & Glass - 0.02%
Berry Plastics Group, Inc.
7.35% due 04/03/2015	250,000	248,868

Energy - 0.18%
Dresser Inc. Term Loan
8.56% due 06/30/2009	250,000	250,832
Sandridge Energy Bank, Term B3
8.625% due 11/30/2007	1,000,000	997,920
10.125% due 04/01/2014	500,000	512,500

		1,761,252

Financial Services - 0.21%
Dynegy Holdings, Term Ba1
1.00% due 03/30/2013	250,000	248,437
Local TV Finance LLC
7.356% due 05/07/2013	250,000	250,313
Stallion Oilfield Finance Service Corp.
9.75% due 02/01/2015	375,000	382,500
Univision Oomm Bank, Term Ba3
7.60% due 09/15/2014	1,250,000	1,237,500

		2,118,750

Food & Beverages - 0.03%
Outback Term Loan B
7.606% due 05/09/2014	250,000	250,000

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (continued)

Gas & Pipeline Utilities - 0.05%
Venoco Term Loan
9.32% due 05/08/2014	$500,000	$504,375

Healthcare Services - 0.05%
Iasis Healthcare Corp.
10.605% due 06/16/2011	500,000	500,835

Investment Companies - 0.05%
Algoma Acquisition Corp, Series REGS
9.875% due 06/15/2015	500,000	500,625

Leisure Time - 0.05%
Fontainebleau Las Vegas
5.36% due 05/31/2014	250,000	250,000
Town Sports Bank, Term Ba2
7.125% due 03/01/2014	250,000	249,375

		499,375

Paper - 0.02%
Domtar, Inc., Term Ba1
1.00% due 03/05/2014	225,625	223,793

Publishing - 0.05%
Penton Media Bank, Term B1
7.61% due 02/01/2013	250,000	250,702
Tl Acquisition Bk Debt
5.34% due 08/06/2007	250,000	247,500

		498,202

Semiconductors - 0.10%
Freescale Semiconductor, Inc., Term Baa3
7.369% due 12/15/2014	997,500	980,044

Telecommunications Equipment & Services - 0.10%
Trilogy International Partners
5.36% due 06/27/2012	500,000	500,000
Wind Acquisition Finance SA, Term B
3.40% due 12/07/2011	500,000	512,500

		1,012,500

Utility Service - 0.08%
Nrg Energy
7.86% due 02/01/2014	750,000	750,000

TOTAL TERM LOANS (Cost $12,023,850)		$11,995,817

U.S. TREASURY OBLIGATIONS - 9.04%

Treasury Inflation Protected Securities (d) - 1.35%
1.875% due 07/15/2013	1,344,495	1,289,665
2.00% due 07/15/2014 to 01/15/2026	3,768,571	3,600,342
2.50% due 07/15/2016	2,680,836	2,650,886
3.625% due 01/15/2008	236,630	236,778
4.25% due 01/15/2010	5,361,180	5,564,321

		13,341,992

U.S. Treasury Bonds - 4.51%
4.50% due 02/15/2036	4,695,000	4,251,177
4.75% due 02/15/2037	2,970,000	2,800,386
5.375% due 02/15/2031	6,817,000	7,000,207
5.50% due 08/15/2028	2,999,000	3,111,228

The accompanying notes are an integral part of the financial statements.          304

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Bonds (continued)
6.00% due 02/15/2026	$2,980,000	$3,252,855
6.125% due 08/15/2029	2,599,000	2,915,348
6.25% due 05/15/2030	2,228,000	2,546,535
6.375% due 08/15/2027	3,670,000	4,195,269
7.125% due 02/15/2023	4,412,000	5,296,469
7.625% due 02/15/2025	1,264,000	1,609,626
7.875% due 02/15/2021	3,111,000	3,914,755
8.00% due 11/15/2021	130,000	166,329
8.875% due 08/15/2017 to 02/15/2019	2,659,000	3,502,471

		44,562,655

U.S. Treasury Notes - 3.12%
3.375% due 11/15/2008	1,420,000	1,389,825
3.875% due 02/15/2013	9,950,000	9,450,172
4.00% due 03/15/2010 to 11/15/2012	11,490,000	11,025,080
4.25% due 11/15/2013	70,000	67,391
4.50% due 02/15/2009 to 11/15/2015	4,440,000	4,369,492
4.75% due 03/31/2011 to 05/31/2012	2,245,000	2,228,183
5.125% due 05/15/2016	2,175,000	2,187,234
4.125% due 05/15/2015	110,000	103,666

		30,821,043

U.S. Treasury Strips - 0.06%
zero coupon due 05/15/2020	1,070,000	545,779

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $90,940,475)		$89,271,469

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.30%

Federal Agricultural Mortgage Corp. - 0.04%
6.00% due 08/01/2021 to 11/01/2021	375,194	377,082

Federal Home Loan Bank - 0.18%
3.875% due 08/22/2008	400,000	393,867
5.125% due 08/14/2013	930,000	918,552
5.25% due 06/18/2014	510,000	506,197

		1,818,616

Federal Home Loan Mortgage Corp. - 2.88%
3.55% due 11/15/2007	400,000	397,226
3.625% due 09/15/2008	400,000	392,392
4.50% due 10/01/2007 to 06/01/2019	841,498	803,202
4.522% due 09/01/2032	31,655	31,635
4.625% due 02/21/2008	570,000	567,329
4.647% due 07/01/2035	144,132	141,996
4.703% due 02/01/2035	245,733	242,094
4.788% due 07/01/2035	79,748	79,452
5.00% due 01/01/2009 to 11/01/2035	4,790,301	4,523,140
5.055% due 11/01/2035	222,298	218,549
5.078% due 03/01/2036	652,881	638,614
5.125% due 02/27/2009 to 07/15/2012	2,595,000	2,581,969
5.145% due 01/01/2036	1,703,400	1,688,475
5.347% due 02/01/2037	1,752,350	1,738,845
5.361% due 04/01/2037	773,042	767,159
5.428% due 01/01/2036	103,742	102,488
5.436% due 02/01/2037	698,472	690,396

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. (continued)
5.465% due 02/01/2037	$1,013,453	$1,005,115
5.50% due 03/01/2018 to 04/01/2029	1,349,860	1,333,986
5.943% due 02/01/2037	1,319,496	1,327,538
6.00% due 06/15/2011 to 12/01/2036	3,076,420	3,110,510
6.018% due 11/01/2036	751,631	753,317
6.062% due 10/01/2036	1,196,584	1,195,102
6.081% due 01/01/2037	307,887	309,699
6.128% due 10/01/2036	854,644	853,984
6.22% due 08/01/2036	1,180,870	1,188,102
6.50% due 05/01/2017 to 01/01/2036	1,716,846	1,747,140
7.00% due 02/01/2024 to 06/01/2032	47,716	49,202
7.50% due 05/01/2024 to 06/01/2024	5,036	5,269
10.50% due 05/01/2019	560	604

		28,484,529

Federal National Mortgage Association - 7.52%
5.00% due 07/01/2035	2,760,968	2,594,053
6.00% due 12/01/2035	1,330,175	1,318,229
4.792% due 09/01/2035 (b)	606,364	592,091
3.25% due 08/15/2008	680,000	665,161
3.825% due 10/01/2033	155,623	153,371
3.875% due 07/15/2008	400,000	394,373
3.9188% due 02/17/2009 (b)	220,000	211,847
4.026% due 07/01/2027	1,775	1,788
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,116,563
4.50% due 02/15/2011 to 07/01/2035	8,170,214	7,740,220
4.579% due 07/01/2035	188,071	185,886
4.625% due 10/15/2014	660,000	629,899
4.793% due 11/01/2035	277,529	276,425
4.875% due 12/15/2016	350,000	334,929
5.00% due 01/01/2009 to 10/01/2035	5,421,884	5,233,680
5.00% TBA **	5,040,000	4,869,900
5.319% due 12/01/2035	188,573	186,251
5.376% due 12/01/2035	231,884	229,181
5.455% due 01/01/2019	971	976
5.50% due 07/01/2013 to 06/01/2037	21,468,585	20,849,117
5.50% TBA **	4,410,000	4,343,850
5.544% due 12/01/2035	332,037	329,252
5.553% due 07/01/2036	1,393,912	1,389,631
5.685% due 12/01/2035	106,268	106,011
5.75% due 02/15/2008	500,000	501,083
5.979% due 09/01/2036	444,919	444,340
6.00% due 05/15/2011 to 09/01/2036	12,274,500	12,269,907
6.00% TBA **	2,000,000	2,008,750
6.046% due 12/01/2036	595,888	599,709
6.50% due 06/01/2013 to 12/01/2036	2,673,580	2,708,453
7.00% due 12/01/2029 to 02/01/2030	2,565	2,660
7.00% TBA **	150,000	153,984
7.125% due 06/15/2010 to 01/15/2030	1,670,000	1,807,951

		74,249,521

The accompanying notes are an integral part of the financial statements.          305

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Government National Mortgage
Association - 10.68%
4.00% due 09/15/2018		$538,390	$500,632
4.50% due 10/15/2018 to 11/20/2035		2,381,049	2,206,822
5.00% due 01/15/2019 to 06/20/2036		24,599,213	23,301,363
5.50% due 02/15/2018 to 12/01/2099		35,043,425	34,058,246
5.50% TBA **		1,008,230	983,913
6.00% due 12/20/2008 to 12/01/2099		20,511,177	20,458,835
6.00% TBA **		8,525,323	8,498,197
6.50% due 07/15/2009 to 12/01/2099		9,637,977	9,818,194
6.50% TBA **		443,628	452,942
7.00% due 09/15/2012 to 10/20/2036		3,732,499	3,879,603
7.50% due 09/15/2012 to 06/15/2032		546,778	571,746
8.00% due 12/15/2007 to 06/20/2029		395,608	418,354
8.50% due 07/15/2008 to 02/15/2027		98,118	104,741
9.00% due 03/15/2009 to 09/15/2024		57,551	61,608
9.25% due 10/15/2016 to 12/15/2019		6,534	7,028
9.50% due 06/15/2009 to 12/15/2024		20,568	22,127
9.75% due 07/15/2017 to 02/15/2021		5,872	6,428
10.00% due 02/15/2016 to 03/15/2026		86,328	95,085
10.25% due 05/15/2020 to 11/15/2020		3,996	4,415
10.50% due 03/15/2014 to 07/15/2019		13,335	14,778
11.00% due 12/15/2009 to 07/20/2020		24,233	26,618
11.50% due 03/15/2010 to 11/15/2019		17,000	18,852
11.75% due 08/15/2013		1,435	1,590
12.00% due 10/15/2010 to 06/15/2015		20,847	23,303
12.25% due 03/15/2014 to 07/20/2015		1,958	2,159
12.50% due 04/15/2010 to 07/15/2015		7,911	8,679
12.75% due 12/20/2013 to 12/20/2014		1,919	2,122
13.00% due 01/15/2011 to 09/20/2015		6,277	7,003
13.50% due 05/15/2010 to 09/15/2014		4,016	4,473

			105,559,856

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $213,481,195)			$210,489,604

FOREIGN GOVERNMENT OBLIGATIONS - 14.13%

Argentina - 0.22%
Republic of Argentina
1.33%, Step up to 2.5% on 03/31/2009 due 12/31/2038		100,000	41,250
zero coupon, Step up to 1.18% on 03/31/2009 due 12/31/2038 (b)	ARS	650,000	113,023
2.00% due 09/30/2014 (b)		1,748,000	633,836
5.83% due 12/31/2033 (b)		705,064	314,330
7.00% due 10/03/2015		$950,000	853,100
7.875% due 04/11/2011		250,000	249,375

			2,204,914

Austria - 0.48%
Republic of Austria
4.00% due 07/15/2009	EUR	2,900,000	3,883,724
5.50% due 01/15/2010		548,000	757,805
6.25% due 07/15/2027		47,000	75,588

			4,717,117

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Belgium - 0.47%
Kingdom of Belgium
3.00% due 03/28/2010	EUR	1,290,000	$1,676,532
4.25% due 09/28/2013		466,000	618,524
5.00% due 03/28/2035		1,650,000	2,301,454

			4,596,510

Brazil - 0.76%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,345,000	1,132,788
7.875% due 03/07/2015		$50,000	55,300
8.00% due 01/15/2018		1,720,000	1,890,280
8.00% due 01/15/2018		300,000	330,180
8.75% due 02/04/2025		475,000	587,813
8.875% due 10/14/2019		450,000	546,300
10.00% due 01/01/2012	BRL	1,393,000	702,789
10.00% due 01/01/2014		2,836,000	1,486,545
11.00% due 08/17/2040		$100,000	131,150
Federative Republic of Brazil
6.00% due 01/17/2017		700,000	686,000

			7,549,145

Canada - 0.22%
Canadian Government Bond
5.25% due 06/01/2012	CAD	915,000	886,300
5.75% due 06/01/2033		578,000	647,808
Province of Ontario
5.00% due 03/08/2014		680,000	647,443

			2,181,551

Colombia - 0.06%
Republic of Colombia
7.375% due 01/27/2017		$350,000	379,400
7.375% due 09/18/2037		200,000	222,000

			601,400
Denmark - 0.05%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	451,995
7.00% due 11/10/2024		351,000	80,471

			532,466
Finland - 0.63%
Government of Finland
5.00% due 07/04/2007	EUR	4,631,000	6,260,883

France - 1.77%
Government of France
4.00% due 04/25/2009		1,100,000	1,474,505
4.75% due 10/25/2012		895,000	1,220,341
5.00% due 10/25/2016		1,194,000	1,660,202
5.50% due 04/25/2029		614,000	913,273
5.50% due 04/25/2010		3,235,000	4,482,987
5.75% due 10/25/2032		1,370,000	2,120,737
French Treasury Note BTAN
3.75% due 01/12/2012		4,325,000	5,656,627

			17,528,672

The accompanying notes are an integral part of the financial statements.          306

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

GD - 0.01%
Grenada Government International Bond, Series REGS
1 due 09/15/2025		$230,000	$125,925

Germany - 1.65%
Bundesrepublik Deutschland, Series 06
3.75% due 01/04/2017	EUR	1,255,000	1,591,808
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016		1,430,000	1,791,077
Federal Republic of Germany
4.00% due 01/04/2037		2,840,000	3,414,196
4.50% due 01/21/2013		750,000	1,003,238
4.50% due 01/04/2013		3,701,000	4,989,609
4.75% due 07/04/2028		314,000	425,633
4.75% due 07/04/2034		720,000	978,427
5.50% due 01/04/2031		260,000	389,009
6.00% due 07/04/2007		1,260,000	1,703,458

			16,286,455

Greece - 0.12%
Hellenic Republic Government Bond
5.25% due 05/18/2012		830,000	1,151,171

Indonesia - 0.08%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	577,500
8.50% due 10/12/2035		200,000	237,500

			815,000

Iraq - 0.09%
Republic of Iraq, Series REGS
5.80% due 01/15/2028		1,500,000	915,000

Ireland - 0.11%
Republic of Ireland
4.375% due 01/15/2015	EUR	750,000	987,547
Republic of Ireland
4.00% due 04/18/2010		92,000	122,701

			1,110,248

Italy - 0.31%
Republic of Italy
4.25% due 08/01/2014		202,000	266,559
5.00% due 10/15/2007		320,000	433,576
5.25% due 09/20/2016		$450,000	443,353
6.00% due 11/01/2007	EUR	987,000	1,341,781
6.00% due 05/01/2031		261,000	400,971
7.25% due 11/01/2026		73,000	126,857

			3,013,097

Jamaica - 0.12%
Government of Jamaica
9.00% due 06/02/2015		$185,000	198,875
10.625% due 06/20/2017		805,000	959,963

			1,158,838

Japan - 2.53%
Government of Japan
1.00% due 12/20/2012	JPY	177,050,000	1,395,877

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Japan (continued)
Government of Japan (continued)
1.00% due 06/10/2016	JPY	178,957,200	$1,418,693
1.10% due 12/10/2016		171,700,000	1,373,683
1.30% due 12/20/2013		327,600,000	2,604,084
1.30% due 03/20/2015		63,100,000	495,578
1.40% due 03/21/2011		305,250,000	2,483,494
1.40% due 03/20/2012		187,400,000	1,516,510
1.70% due 09/20/2016		654,050,000	5,248,443
1.90% due 03/20/2025		370,050,000	2,869,897
1.90% due 12/20/2010		33,450,000	276,989
1.90% due 06/20/2016		32,200,000	263,114
2.00% due 06/20/2022		61,100,000	487,967
2.00% due 12/20/2033		124,850,000	930,786
2.20% due 06/22/2020		24,200,000	199,860
Japan Government Five Year Bond, Series 64
1.50% due 06/20/2012		417,950,000	3,386,284

			24,951,259

Lebanon - 0.01%
Government of Lebanon
8.25% due 04/12/2021		$50,000	45,875

Malaysia - 0.21%
Malaysia Government Bond, Series 5/06
3.718% due 06/15/2012	MYR	6,340,000	1,865,097
Malaysia Government Bond
3.756% due 04/28/2011		717,000	210,756

			2,075,853

Mexico - 0.82%
Government of Mexico
5.625% due 01/15/2017		$500,000	489,500
6.75% due 09/27/2034		425,000	453,263
7.50% due 04/08/2033		55,000	63,745
8.00% due 12/24/2008	MXN	5,530,000	515,865
8.00% due 12/17/2015		12,450,000	1,175,935
8.00% due 12/19/2013		23,075,000	2,175,644
8.125% due 12/30/2019		$155,000	183,675
9.00% due 12/22/2011	MXN	20,250,000	1,969,902
9.00% due 12/24/2009		7,050,000	674,646
9.50% due 12/18/2014		4,180,000	426,576

			8,128,751

Netherlands - 0.46%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	2,831,000	3,890,524
5.25% due 07/15/2008		321,000	437,461
5.50% due 01/15/2028		132,000	195,909

			4,523,894

Philippines - 0.08%
Philippine Government International Bond
7.50% due 09/25/2024		$185,000	199,800
7.75% due 01/14/2031		375,000	413,438
10.625% due 03/16/2025		155,000	215,837

			829,075

The accompanying notes are an integral part of the financial statements.          307

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Poland - 0.50%
Republic of Poland
5.00% due 10/24/2013	PLN	7,350,000	$2,557,398
5.25% due 10/25/2017		5,030,000	1,749,121
6.25% due 10/24/2015		1,815,000	677,313

			4,983,832

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	157,219

Russia - 0.27%
Government of Russia
7.50% due 03/31/2030		$2,402,925	2,646,822

Serbia - 0.16%
Republic of Serbia
3.75%, Step up to 6.75% on 11/01/2009
due 11/01/2024		1,700,000	1,604,443

South Africa - 0.13%
Republic of South Africa
6.50% due 06/02/2014		555,000	571,650
13.00% due 08/31/2010	ZAR	4,796,000	751,362

			1,323,012

Spain - 0.37%
Kingdom of Spain
4.00% due 01/31/2010	EUR	45,000	60,066
5.50% due 03/08/2011	AUD	840,000	683,048
5.75% due 07/30/2032	EUR	123,000	189,683
6.00% due 01/31/2008		2,000,000	2,728,453

			3,661,250

Sweden - 0.32%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	13,330,000	1,969,205
5.125% due 03/01/2017		$425,000	413,927
5.25% due 03/15/2011	SEK	5,120,000	766,832

			3,149,964

Turkey - 0.45%
Republic of Turkey
6.875% due 03/17/2036		$800,000	757,000
7.00% due 06/05/2020		675,000	676,688
7.375% due 02/05/2025		35,000	35,831
14.00% due 01/19/2011	TRY	3,386,450	2,550,638
Turkey Government Bond
16.00% due 03/07/2012		477,000	377,854

			4,398,011

Ukraine - 0.02%
Ukraine Government International Bond,
Series REGS
6.58% due 11/21/2016		$200,000	198,500

United Kingdom - 0.57%
United Kingdom Gilt
8.75% due 08/25/2017	GBP	45,000	113,127
Government of United Kingdom
4.25% due 06/07/2032		2,320,000	4,206,085

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

United Kingdom (continued)
Government of United Kingdom (continued)
4.75% due 06/07/2010	GBP	655,000	$1,276,878

			5,596,090

Vietnam - 0.06%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$550,000	571,271

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $138,763,916)			$139,593,513

CORPORATE BONDS - 25.05%
iPCS, Inc.
8.605% due 05/01/2014		400,000	402,000
KAR Holdings, Inc.
9.355% due 05/01/2014 (b)		250,000	249,375

Advertising - 0.25%
Lamar Advertising Co, Series B
2.875% due 12/31/2010		375,000	517,920
Lamar Media Corp.
6.625% due 08/15/2015		350,000	331,625
R.H. Donnelley Corp.
10.875% due 12/15/2012		300,000	319,875
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		850,000	884,000
Valassis Communications, Inc.
8.25% due 03/01/2015		400,000	386,000

			2,439,420

Aerospace - 0.32%
Boeing Capital Corp.
6.10% due 03/01/2011		330,000	337,166
Boeing Company
8.75% due 08/15/2021		45,000	57,013
GenCorp, Inc.
9.50% due 08/15/2013		575,000	615,250
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		450,000	464,625
9.75% due 04/01/2017		200,000	209,000
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		250,000	257,500
Northrop Grumman Corp.
7.125% due 02/15/2011		330,000	346,140
7.75% due 03/01/2016		30,000	33,868
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	66,567
Sequa Corp.
9.00% due 08/01/2009		$25,000	25,813
TransDigm, Inc.
7.75% due 07/15/2014		375,000	378,750
United Technologies Corp.
4.375% due 05/01/2010		250,000	243,292
5.40% due 05/01/2035		100,000	91,189

			3,126,173

The accompanying notes are an integral part of the financial statements.           308

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Agriculture - 0.07%
Bunge, Ltd.
4.375% due 12/15/2008	$305,000	$300,015
5.90% due 04/01/2017	455,000	440,856

		740,871

Air Travel - 0.07%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015	50,000	52,875
Continental Airlines, Inc.
8.75% due 12/01/2011	475,000	465,500
Southwest Airlines Company
6.50% due 03/01/2012	160,000	163,973

		682,348

Aluminum - 0.07%
Aleris International, Inc.
10.00% due 12/15/2016	150,000	151,500
Century Aluminum Company
7.50% due 08/15/2014	300,000	302,625
Novelis, Inc.
7.25% due 02/15/2015	275,000	282,219

		736,344

Amusement & Theme Parks - 0.03%
Universal City Development Partners
11.75% due 04/01/2010	325,000	344,500

Apparel & Textiles - 0.09%
Federated Department Stores, Inc.
6.625% due 09/01/2008	100,000	100,656
INVISTA
9.25% due 05/01/2012	750,000	793,125

		893,781

Auto Parts - 0.18%
Accuride Corp.
8.50% due 02/01/2015	225,000	222,187
American Axle & Manufacturing, Inc.
7.875% due 03/01/2017	525,000	515,813
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013	50,000	49,875
Tenneco Automotive, Inc.
8.625% due 11/15/2014	550,000	566,500
UCI Holdco, Inc.
12.365% due 12/15/2013	344,819	349,992
United Components Inc
9.375% due 06/15/2013	100,000	103,250

		1,807,617

Auto Services - 0.09%
ERAC USA Finance Company
7.95% due 12/15/2009	260,000	273,501
Hertz Corp.
8.875% due 01/01/2014	550,000	573,375

		846,876

Automobiles - 0.25%
AutoNation, Inc.
7.00% due 04/15/2014	550,000	543,125
7.3556% due 04/15/2013 (b)	175,000	174,563

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Automobiles (continued)
DaimlerChrysler N.A. Holding Corp., MTN
5.805% due 08/03/2009 (b)		$470,000	$472,450
ERAC USA Finance Company
5.60% due 05/01/2015		205,000	196,766
Ford Motor Company
4.25% due 12/15/2036		191,000	239,629
General Motors Corp.
7.20% due 01/15/2011		750,000	720,937
8.375% due 07/05/2033	EUR	80,000	102,478

			2,449,948

Banking - 1.24%
American Express Centurion Bank
4.375% due 07/30/2009		$300,000	294,945
Australia & New Zealand Banking Group,
Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	83,000	111,208
BAC Capital Trust VI
5.625% due 03/08/2035		$563,000	504,456
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	65,000	89,495
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		70,000	93,358
Bank of America Corp.
4.50% due 08/01/2010		$150,000	146,483
5.75% due 08/15/2016		205,000	202,268
Bank of Ireland
6.45% due 02/10/2010	EUR	47,000	65,988
Bank of New York
5.41% due 05/15/2009		$300,000	303,111
Bank One Corp.
5.25% due 01/30/2013		180,000	176,253
Banque du Liban, Series ECD
10.00% due 04/25/2015		250,000	264,375
Barclays Bank PLC
7.40% due 12/15/2009		300,000	314,019
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	85,000	118,416
BB&T Capital Trust II
6.75% due 06/07/2036		$400,000	412,247
BBVA Bancomer SA/Grand Cayman, Series REGS
6.008% due 05/17/2022 (b)		100,000	100,000
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	120,000	165,013
Credit Agricole SA
6.637% due 12/31/2049 (b)		$330,000	321,861
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6% on
06/20/2018 due 06/20/2049 (b)	GBP	90,000	159,513
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	70,000	101,129
Danske Bank A/S, EMTN
4.25% due 06/20/2016 (b)		80,000	103,690
Deutsche Bank AG
5.125% due 01/31/2013		100,000	136,000
HBOS PLC
6.00% due 11/01/2033		$390,000	383,227

The accompanying notes are an integral part of the financial statements.           309

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Banking (continued)
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	93,000	$120,488
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		54,000	71,171
HSBC Holdings PLC
6.50% due 05/02/2036		$170,000	174,704
9.875% due 04/08/2018	GBP	120,000	280,943
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	14,509
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	96,962
Inter-American Development Bank, Series MPLE
4.40% due 01/26/2026	CAD	745,000	648,634
Islandsbanki HF
5.5156% due 10/15/2008 (b)		$175,000	174,814
Keybank NA, Series BKNT
4.412% due 03/18/2008		45,000	44,582
KeyCorp, MTN, Series G
4.70% due 05/21/2009		40,000	39,518
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	384,957
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	878,267
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	92,541
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)		315,000	298,835
Marshall & Ilsley Bank, Series BKNT
3.80% due 02/08/2008		95,000	94,126
4.125% due 09/04/2007		40,000	39,923
Marshall & Ilsley Bank, Series MTN
5.15% due 02/22/2012		250,000	246,148
Mizuho Capital Investment EUR 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	66,776
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)		50,000	68,668
Northern Rock PLC, EMTN
5.75% due 02/28/2017	GBP	153,000	297,721
Northern Trust Company, Series BKNT
4.60% due 02/01/2013		$100,000	95,693
Northern Trust Corp.
5.30% due 08/29/2011		141,000	140,412
PNC Funding Corp.
5.625% due 02/01/2017		195,000	191,028
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	70,000	90,586
Residential Capital LLC
6.46% due 05/22/2009 (b)		$60,000	59,720
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	97,000	188,592
6.00% due 05/10/2013	EUR	40,000	56,935
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		57,000	74,845
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		110,000	140,104

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Banking (continued)
Sumitomo Mitsui Banking Corp, Series REGS
4.375% due 07/29/2049 (b)	EUR	50,000	$62,469
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	190,600
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	264,818
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	47,000	93,879
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$160,000	155,843
US Bank NA
6.50% due 02/01/2008		240,000	240,903
Wachovia Bank NA, Series BKNT
4.875% due 02/01/2015		350,000	330,625
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	64,050
5.41% due 07/20/2007 (b)		$55,000	55,003
5.50% due 08/01/2035		100,000	89,643
6.40% due 04/01/2008		100,000	100,603
Wells Fargo & Company
4.20% due 01/15/2010		175,000	170,568
4.875% due 01/12/2011		210,000	206,117
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	243,808
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	20,000	26,634
World Savings Bank FSB, Series BKNT
4.125% due 12/15/2009		$180,000	174,759

			12,209,579

Biotechnology - 0.02%
Genentech, Inc.
4.40% due 07/15/2010		110,000	106,993
4.75% due 07/15/2015		140,000	130,839

			237,832

Broadcasting - 0.56%
Allbritton Communications Company
7.75% due 12/15/2012		750,000	753,750
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		250,000	260,625
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015		100,000	100,750
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014		225,000	228,375
CanWest Media, Inc.
8.00% due 09/15/2012		375,000	372,188
CBS Corp.
5.625% due 08/15/2012		180,000	176,972
Charter Communications
7.00% due 03/06/2014		1,500,000	1,495,320
Clear Channel Communications, Inc.
6.25% due 03/15/2011		525,000	505,230
LIN Television Corp.
2.50% due 05/15/2033		68,000	65,960
News America, Inc.
6.15% due 03/01/2037		525,000	485,832

The accompanying notes are an integral part of the financial statements.          310

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Broadcasting (continued)
News America, Inc. (continued)
6.20% due 12/15/2034		$180,000	$167,794
7.375% due 10/17/2008		110,000	112,194
XM Satellite Radio, Inc.
9.75% due 05/01/2014		875,000	857,500

			5,582,490

Building Materials & Construction - 0.38%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		450,000	335,250
Builders FirstSource Inc
9.61% due 02/15/2012 (b)		350,000	354,375
Columbus McKinnon Corp.
8.875% due 11/01/2013		560,000	592,200
CRH America Inc
5.30% due 10/15/2013		140,000	134,162
CRH America, Inc.
6.00% due 09/30/2016		240,000	237,299
6.40% due 10/15/2033		55,000	52,509
Esco Corp.
8.625% due 12/15/2013		600,000	630,000
9.235% due 12/15/2013 (b)		175,000	178,500
Interline Brands, Inc.
8.125% due 06/15/2014		150,000	151,125
KB Home
5.875% due 01/15/2015		425,000	369,750
Lafarge SA
6.15% due 07/15/2011		130,000	132,169
Owens Corning Inc
6.50% due 12/01/2016		115,000	114,554
Texas Industries, Inc.
7.25% due 07/15/2013		475,000	476,187

			3,758,080

Buildings - 0.01%
D.R. Horton, Inc.
4.875% due 01/15/2010		65,000	62,837

Business Services - 0.44%
Affinity Group, Inc.
9.00% due 02/15/2012		325,000	346,125
10.875% due 02/15/2012		117,214	124,833
Deluxe Corp.
7.375% due 06/01/2015		250,000	248,750
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	119,448
FTI Consulting, Inc.
7.625% due 06/15/2013		350,000	354,375
7.75% due 10/01/2016		250,000	255,000
Harland Clarke Holdings
9.50% due 05/15/2015		350,000	336,000
Invensys PLC
9.875% due 03/15/2011		450,000	481,500
Manpower, Inc., Series EMTN
4.75% due 06/14/2013	EUR	50,000	65,386
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$700,000	694,750

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Sungard Data Systems, Inc.
9.125% due 08/15/2013	$777,000	$795,454
West Corp.
11.00% due 10/15/2016	425,000	444,125
Xerox Corp.
6.75% due 02/01/2017	80,000	82,062

		4,347,808
Cable and Television - 0.92%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,150,000	1,201,750
Comcast Cable Communications, Inc.
6.75% due 01/30/2011	225,000	232,888
Comcast Corp.
4.95% due 06/15/2016	329,000	301,817
5.875% due 02/15/2018	430,000	416,462
Cox Communications, Inc.
7.125% due 10/01/2012	129,000	136,285
Cox Enterprises, Inc.
4.375% due 05/01/2008	115,000	113,847
CSC Holdings, Inc.
7.25% due 07/15/2008	250,000	251,875
DirecTV Holdings LLC
8.375% due 03/15/2013	625,000	653,906
Echostar DBS Corp.
5.75% due 10/01/2008	15,000	14,963
6.625% due 10/01/2014	400,000	382,000
7.00% due 10/01/2013	150,000	147,750
General Cable Corp.
7.125% due 04/01/2017	225,000	222,750
7.722% due 04/01/2015 (b)	175,000	175,000
Kabel Deutschland GmbH
10.625% due 07/01/2014	375,000	410,625
Mediacom Broadband LLC
8.50% due 10/15/2015	100,000	100,500
8.50% due 10/15/2015	25,000	25,125
News America, Inc.
6.40% due 12/15/2035	200,000	190,462
Rainbow National Services LLC
8.75% due 09/01/2012	75,000	78,000
Rogers Cable, Inc.
5.50% due 03/15/2014	140,000	135,762
Shaw Communications, Inc.
8.25% due 04/11/2010	100,000	105,000
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	221,000	227,630
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012	250,000	255,000
Time Warner Cable, Inc.
5.40% due 07/02/2012	615,000	603,945
Time Warner Entertainment Company LP
7.25% due 09/01/2008	295,000	300,375
8.375% due 07/15/2033	590,000	684,719

The accompanying notes are an integral part of the financial statements.          311

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Cable and Television (continued)
Time Warner, Inc.
5.50% due 11/15/2011		$275,000	$271,943
Univision Communications, Inc., PIK
9.75% due 03/15/2015		425,000	419,688
Viacom, Inc.
5.75% due 04/30/2011		85,000	84,877
6.25% due 04/30/2016		455,000	448,150
Videotron Ltee.
6.375% due 12/15/2015		100,000	95,000
6.875% due 01/15/2014		460,000	450,800

			9,138,894

Cellular Communications - 0.91%
America Movil SA de CV
6.375% due 03/01/2035		428,000	420,425
8.46% due 12/18/2036	MXN	1,000,000	94,290
American Cellular Corp.
10.00% due 08/01/2011		$33,000	34,568
American Tower Corp.
3.00% due 08/15/2012		275,000	579,219
7.125% due 10/15/2012		160,000	163,600
AT&T Broadband Corp.
8.375% due 03/15/2013		431,000	481,130
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		350,000	376,313
Centennial Communications Corp.
10.00% due 01/01/2013		225,000	241,313
10.125% due 06/15/2013		475,000	509,438
Cricket Communications, Inc.
9.375% due 11/01/2014		1,125,000	1,161,562
9.375% due 11/01/2014		475,000	491,625
Digicel, Ltd.
9.25% due 09/01/2012		450,000	474,187
Dobson Communications Corp.
8.875% due 10/01/2013		650,000	679,250
9.875% due 11/01/2012		200,000	215,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,175,000	1,213,187
9.25% due 11/01/2014		425,000	438,812
Motorola, Inc.
7.50% due 05/15/2025		55,000	57,870
Rogers Wireless, Inc.
6.375% due 03/01/2014		415,000	419,431
7.50% due 03/15/2015		160,000	171,393
8.00% due 12/15/2012		250,000	266,011
Rural Cellular Corp.
8.25% due 03/15/2012		125,000	127,813
10.898% due 11/01/2012		75,000	77,250
Vodafone Group PLC
5.625% due 02/27/2017		275,000	262,953

			8,957,140

Chemicals - 0.27%
Dow Chemical Company
6.125% due 02/01/2011		110,000	111,530
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	70,000	93,142

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Chemicals (continued)
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	$258,419
Hercules, Inc.
6.75% due 10/15/2029		250,000	242,500
Huntsman International LLC
7.875% due 11/15/2014		425,000	455,281
Ineos Group Holdings PLC
8.50% due 02/15/2016		575,000	562,063
Lubrizol Corp.
4.625% due 10/01/2009		55,000	53,921
5.875% due 12/01/2008		180,000	180,661
Lyondell Chemical Company
8.25% due 09/15/2016		375,000	391,875
Terra Capital Inc, Series B
7.00% due 02/01/2017		325,000	313,625

			2,663,017

Coal - 0.13%
Alpha Natural Resources LLC
10.00% due 06/01/2012		400,000	422,000
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	446,062
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	382,500

			1,250,562

Commercial Services - 0.19%
Aramark Corp.
8.86% due 02/01/2015 (b)		900,000	913,500
Mac-Gray Corp.
7.625% due 08/15/2015		225,000	226,125
Rental Service Corp.
9.50% due 12/01/2014		425,000	433,500
Rentokil Initial PLC, Series EMTN
5.75% due 03/31/2016	GBP	150,000	281,784

			1,854,909

Computers & Business Equipment - 0.19%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$225,000	238,500
Cisco Systems, Inc.
5.25% due 02/22/2011		200,000	198,800
Hewlett-Packard Company
5.25% due 03/01/2012		250,000	247,241
5.50% due 07/01/2007		200,000	200,000
International Business Machines Corp., MTN
3.80% due 02/01/2008		155,000	153,699
Unisys Corp.
6.875% due 03/15/2010		225,000	219,094
7.875% due 04/01/2008		425,000	425,000
8.00% due 10/15/2012		50,000	48,625
Xerox Corp.
5.50% due 05/15/2012		35,000	34,399
6.40% due 03/15/2016		100,000	100,617

			1,865,975

The accompanying notes are an integral part of the financial statements.          312

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014	$100,000	$100,000

Containers & Glass - 0.52%
AEP Industries, Inc.
7.875% due 03/15/2013	400,000	400,000
Ball Corp.
6.875% due 12/15/2012	625,000	625,000
Berry Plastics Holding Corp
10.25% due 03/01/2016	250,000	250,000
Berry Plastics Holding Corp.
8.875% due 09/15/2014	650,000	658,125
9.229% due 09/15/2014 (b)	150,000	151,500
BWAY Corp.
10.00% due 10/15/2010	275,000	286,000
Clondalkin Acquisition BV
7.3587% due 12/15/2013 (b)	275,000	274,987
Graham Packaging Company
8.50% due 10/15/2012	150,000	150,937
Graphic Packaging International Corp.
8.50% due 08/15/2011	350,000	357,875
9.50% due 08/15/2013	50,000	51,937
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	350,000	362,250
8.75% due 11/15/2012	45,000	47,025
Owens-Illinois, Inc.
7.35% due 05/15/2008	50,000	50,125
Plastipak Holdings, Inc.
8.50% due 12/15/2015	200,000	207,000
Sealed Air Corp.
5.375% due 04/15/2008	200,000	198,910
Silgan Holdings, Inc.
6.75% due 11/15/2013	175,000	171,063
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	375,000	363,750
8.375% due 07/01/2012	400,000	400,500
Stone Container Finance
7.375% due 07/15/2014	125,000	120,000

		5,126,984

Cosmetics & Toiletries - 0.02%
Chattem, Inc.
7.00% due 03/01/2014	150,000	149,625

Crude Petroleum & Natural Gas - 0.78%
Amerada Hess Corp.
7.375% due 10/01/2009	65,000	67,381
AmeriGas Partners LP
7.125% due 05/20/2016	25,000	24,563
7.25% due 05/20/2015	825,000	816,750
Apache Corp.
6.00% due 01/15/2037	160,000	152,570
Atlantic Richfield Corp.
9.125% due 03/01/2011	95,000	106,741
Chaparral Energy, Inc.
8.50% due 12/01/2015	275,000	268,812
Chesapeake Energy Corp.
6.50% due 08/15/2017	1,155,000	1,094,362

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
Chesapeake Energy Corp. (continued)
6.875% due 11/15/2020	$475,000	$454,813
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	592,500
Denbury Resources, Inc.
7.50% due 04/01/2013	225,000	225,000
7.50% due 12/15/2015	400,000	399,000
EnCana Corp.
4.60% due 08/15/2009	165,000	161,979
5.80% due 05/01/2014	370,000	368,218
6.50% due 08/15/2034	40,000	40,236
Encore Acquisition Company
7.25% due 12/01/2017	525,000	483,000
Hess Corp.
7.875% due 10/01/2029	359,000	404,655
Hilcorp Energy I LP
7.75% due 11/01/2015	425,000	412,250
OPTI Canada, Inc.
7.875% due 12/15/2014	515,000	515,000
PetroHawk Energy Corp.
9.125% due 07/15/2013	400,000	423,000
Range Resources Corp.
7.50% due 05/15/2016	25,000	25,313
Sempra Energy
5.83% due 05/21/2008 (b)	150,000	150,043
Southern Natural Gas Company
5.90% due 04/01/2017	98,000	94,787
W&T Offshore, Inc.
8.25% due 06/15/2014	400,000	400,000

		7,680,973
Domestic Oil - 0.38%
ConocoPhillips Company
5.30% due 04/15/2012	270,000	266,954
5.90% due 10/15/2032	150,000	145,954
Devon Financing Corp., ULC
6.875% due 09/30/2011	660,000	688,997
7.875% due 09/30/2031	335,000	388,050
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	220,000	203,680
5.15% due 09/01/2014	375,000	357,682
Forest Oil Corp.
7.25% due 06/15/2019	675,000	654,750
8.00% due 12/15/2011	400,000	412,000
Range Resources Corp.
6.375% due 03/15/2015	625,000	592,188

		3,710,255

Drugs & Health Care - 0.04%
CVS Corp.
3.875% due 11/01/2007	245,000	243,608
Wyeth
5.95% due 04/01/2037	205,000	195,294

		438,902

The accompanying notes are an integral part of the financial statements.          313

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Educational Services - 0.15%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		$200,000	$180,000
Education Management Corp.
10.25% due 06/01/2016		1,200,000	1,263,000

			1,443,000

Electrical Equipment - 0.02%
Exelon Generation Company LLC
5.35% due 01/15/2014		190,000	182,071

Electrical Utilities - 0.82%
AES Corp.
8.875% due 02/15/2011		300,000	316,125
9.00% due 05/15/2015		45,000	47,644
9.375% due 09/15/2010		100,000	106,375
Alabama Power Company
3.50% due 11/15/2007		130,000	129,035
5.55% due 08/25/2009 (b)		110,000	110,338
Allegheny Energy Supply Company LLC
7.80% due 03/15/2011		275,000	285,313
8.25% due 04/15/2012		25,000	26,625
AmerenUE
5.40% due 02/01/2016		285,000	271,546
Appalachian Power Company
6.375% due 04/01/2036		160,000	159,812
Black Hills Corp.
6.50% due 05/15/2013		205,000	204,326
CE Electric UK Funding Company
6.995% due 12/30/2007		175,000	176,201
CenterPoint Energy Transition Bond Co., LLC,
Series A-2
4.97% due 08/01/2014		150,000	147,732
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		95,000	95,122
7.25% due 09/01/2010		175,000	182,750
CMS Energy Corp.
8.50% due 04/15/2011		25,000	26,590
Consumers Energy Company
5.80% due 09/15/2035		100,000	92,654
Dominion Resources, Inc.
4.125% due 02/15/2008		55,000	54,552
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	45,000	61,223
El Paso Electric Company
6.00% due 05/15/2035		$245,000	229,809
Elia System Operator SA
4.75% due 05/13/2014	EUR	61,000	81,250
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		35,000	49,097
Entergy Louisiana LLC
5.83% due 11/01/2010		$30,000	29,898
Jersey Central Power & Light Company
5.65% due 06/01/2017		410,000	398,035
Midamerican Energy Holdings Company
6.125% due 04/01/2036		210,000	202,882

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Monongahela Power Company
5.70% due 03/15/2017		$265,000	$259,479
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	12,000	15,734
National Power Corp, Series REGS
6.875% due 11/02/2016		$100,000	100,164
National Power Corp.
9.61% due 08/23/2011 (b)		150,000	168,750
Nevada Power Co, Series R
6.75% due 07/01/2037		245,000	249,331
Nevada Power Company
5.875% due 01/15/2015		40,000	39,074
Orion Power Holdings, Inc.
12.00% due 05/01/2010		275,000	310,750
Pacific Gas & Electric Company
4.80% due 03/01/2014		225,000	212,646
5.80% due 03/01/2037		205,000	191,218
6.05% due 03/01/2034		45,000	43,591
Pepco Holdings, Inc.
5.50% due 08/15/2007		57,000	57,023
PPL Capital Funding, Inc.
4.33% due 03/01/2009		75,000	73,506
Reliant Energy, Inc.
6.75% due 12/15/2014		200,000	204,000
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	30,000	40,814
6.375% due 06/03/2013	GBP	47,000	94,199
Scottish Power UK PLC
8.375% due 02/20/2017		38,000	87,840
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	131,441
8.625% due 03/15/2014		775,000	831,817
Southern California Edison Company
4.65% due 04/01/2015		345,000	320,004
Southern Co., Series A
5.30% due 01/15/2012		95,000	93,835
Tampa Electric Co
6.15% due 05/15/2037		235,000	227,713
TECO Energy, Inc.
7.00% due 05/01/2012		85,000	87,837
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		89,596	88,516
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	41,427
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	222,564
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	139,461
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		140,000	140,523
Wisconsin Electric Power Company
3.50% due 12/01/2007		105,000	104,143
Xcel Energy, Inc.
7.00% due 12/01/2010		25,000	26,070

			8,088,404

The accompanying notes are an integral part of the financial statements.          314

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Electronics - 0.16%
Celestica, Inc.
7.875% due 07/01/2011	$400,000	$388,000
Conexant Systems, Inc.
9.11% due 11/15/2010 (b)	325,000	331,094
L-3 Communications Corp., Series B
6.375% due 10/15/2015	525,000	496,125
Sanmina-SCI Corp.
8.11% due 06/15/2010 (b)	325,000	325,812

		1,541,031
Energy - 0.99%
Baltimore Gas & Electric Company
5.90% due 10/01/2016	285,000	281,284
Bristow Group Inc
7.50% due 09/15/2017	275,000	275,688
Copano Energy LLC
8.125% due 03/01/2016	375,000	380,625
Duke Capital LLC
6.25% due 02/15/2013	150,000	152,166
Duke Capital LLC, Series B
6.75% due 07/15/2018	80,000	81,395
Duke Energy Carolinas LLC
6.10% due 06/01/2037	305,000	301,547
Dynegy Holdings Inc.
7.50% due 06/01/2015	575,000	541,219
Dynegy Holdings, Inc.
7.75% due 06/01/2019	650,000	604,500
Enbridge, Inc.
5.60% due 04/01/2017	205,000	198,486
Enterprise Products Operating LP
4.95% due 06/01/2010	490,000	481,168
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014	105,000	102,074
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007	70,000	69,710
Ferrellgas Partners LP
8.75% due 06/15/2012	625,000	643,750
Florida Power & Light Company
6.20% due 06/01/2036	110,000	111,283
Mirant North America LLC
7.375% due 12/31/2013	350,000	357,875
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	40,000	41,015
NRG Energy, Inc.
7.25% due 02/01/2014	625,000	626,562
7.375% due 02/01/2016	2,380,000	2,385,950
Plains Exploration & Production Company
7.00% due 03/15/2017	225,000	213,187
Progress Energy, Inc.
5.625% due 01/15/2016	380,000	372,197
Reliant Energy, Inc.
7.625% due 06/15/2014	400,000	390,000
7.875% due 06/15/2017	250,000	242,500
Sempra Energy
7.95% due 03/01/2010	100,000	105,731
Stone Energy Corp.
8.1056% due 07/15/2010 (b)	375,000	375,000

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Energy (continued)
Valero Energy Corp
6.125% due 06/15/2017		$490,000	$487,451

			9,822,363

Financial Services - 3.39%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)		200,000	191,267
AGY Holding Corp.
11.00% due 11/15/2014		250,000	262,813
Altadis Emisiones Financial
4.00% due 12/11/2015	EUR	50,000	59,013
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008		50,000	68,213
American Express Company
5.25% due 09/12/2011		$230,000	227,542
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	53,000	69,878
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015		$220,000	212,018
American Honda Finance Corp.
4.50% due 05/26/2009		335,000	329,507
Arch Western Finance LLC
6.75% due 07/01/2013		400,000	384,000
Bear Stearns Companies, Inc.
5.50% due 08/15/2011		270,000	267,392
5.55% due 01/22/2017		105,000	99,225
7.80% due 08/15/2007		150,000	150,379
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		225,000	217,305
Boeing Capital Corp., MTN, Series X
6.35% due 11/15/2007		140,000	140,610
Capital One Capital IV
6.745% due 02/17/2037 (b)		605,000	556,662
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	123,075
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		120,000	118,689
CIT Group, Inc.
5.50% due 11/30/2007		55,000	54,993
6.00% due 04/01/2036		155,000	143,865
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	100,000	130,012
CIT Group, Inc., MTN
5.51% due 08/15/2008 (b)		$100,000	99,992
Citigroup, Inc.
3.625% due 02/09/2009		110,000	107,134
3.875% due 05/21/2010	EUR	34,000	44,902
4.75% due 02/10/2019 (b)		130,000	172,458
5.00% due 09/15/2014		$175,000	166,471
5.30% due 01/07/2016		250,000	241,632
Countrywide Financial Corp.
4.50% due 06/15/2010		145,000	140,306
6.25% due 05/15/2016		131,000	128,655
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		530,000	514,061

The accompanying notes are an integral part of the financial statements.          315

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Financial Services (continued)
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		$300,000	$295,462
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	169,896
ERP Operating LP
3.85% due 08/15/2026		13,000	12,928
Ford Motor Credit Company
5.80% due 01/12/2009		280,000	274,079
6.9256% due 01/15/2010 (b)		85,000	83,880
7.375% due 10/28/2009		115,000	114,155
9.8056% due 04/15/2012 (b)		2,625,000	2,813,241
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	59,233
Fund American Companies, Inc.
5.875% due 05/15/2013		185,000	181,921
GATX Financial Corp.
5.50% due 02/15/2012		480,000	467,453
GE Capital European Funding, Series EMTN
3.50% due 02/14/2013	EUR	100,000	126,580
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	280,555
General Electric Capital Corp, Series REGS
4.625% due 09/15/2066 (b)	EUR	130,000	167,330
General Electric Capital Corp.
6.125% due 02/22/2011		$190,000	193,666
General Electric Capital Corp., MTN
5.375% due 10/20/2016		335,000	324,507
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	505,853
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		680,000	692,128
General Motors Acceptance Corp.
5.625% due 05/15/2009		270,000	263,988
6.3056% due 07/16/2007 (b)		155,000	155,004
6.875% due 08/28/2012		1,550,000	1,514,851
8.00% due 11/01/2031		700,000	715,807
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	75,000	102,677
Global Cash Access LLC
8.75% due 03/15/2012		$500,000	518,750
GMAC LLC
7.569% due 12/01/2014 (b)		875,000	883,829
GMAC LLC, Series EMTN
5.75% due 09/27/2010	EUR	40,000	52,953
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034		$926,000	883,142
Goldman Sachs Group, Inc.
4.125% due 01/15/2008		100,000	99,374
4.25% due 08/04/2010	EUR	68,000	90,502
5.4744% due 07/02/2007 (b)		$55,000	55,000
6.60% due 01/15/2012		150,000	155,328
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	256,645
5.375% due 03/15/2017		255,000	244,946
HBOS PLC
5.92% due 09/29/2049 (b)		400,000	375,146

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Financial Services (continued)
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
9.75% due 11/15/2014		$525,000	$543,375
9.86% due 11/15/2014 (b)		150,000	154,500
HSBC Finance Corp
5.90% due 06/19/2012		440,000	446,029
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	145,656
5.00% due 06/30/2015		400,000	374,655
HSBC USA, Inc.
4.625% due 04/01/2014		100,000	93,419
International Lease Finance Corp.
3.75% due 08/01/2007		140,000	139,831
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	66,000	88,681
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011		$210,000	209,049
iPayment Investors LP
12.75% due 07/15/2014 (b)		346,179	358,295
iPayment,Inc.
9.75% due 05/15/2014		425,000	425,000
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	174,515
6.25% due 01/15/2036		245,000	229,576
John Deere Capital Corp, Series D, MTN
4.375% due 03/14/2008		100,000	99,279
John Deere Capital Corp, Series MTN
5.50% due 04/13/2017		310,000	302,085
John Deere Capital Corp.
3.90% due 01/15/2008		75,000	74,414
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		195,000	185,331
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		110,000	111,187
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	50,346
4.375% due 11/12/2019 (b)		150,000	193,081
JSG Funding PLC
7.75% due 04/01/2015		$250,000	250,312
9.625% due 10/01/2012		37,000	38,757
KAR Holdings, Inc.
10.00% due 05/01/2015		400,000	390,000
Legg Mason, Inc.
6.75% due 07/02/2008		135,000	136,339
Lehman Brothers Holdings Inc, Series EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	193,526
Lehman Brothers Holdings, Inc., Series MTNG
3.95% due 11/10/2009		$300,000	290,918
Local TV Finance LLC
9.25% due 06/15/2015		200,000	197,500
Lukoil International Finance BV, Series REGS
6.656% due 06/07/2022		125,000	120,713
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	193,472
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		250,000	246,251

The accompanying notes are an integral part of the financial statements.          316

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Financial Services (continued)
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	32,000	$43,156
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	143,000	286,876
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016		$555,000	550,276
6.22% due 09/15/2026		240,000	234,428
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	62,000	81,596
Merrill Lynch & Company, Inc., Series CPI
4.33% due 03/02/2009 (b)		$130,000	124,509
Metropolitan Life Global Funding
5.125% due 11/09/2011		435,000	428,574
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)		120,000	118,654
Morgan Stanley
4.00% due 01/15/2010		300,000	289,625
Morgan Stanley, Series GMTN
5.125% due 11/30/2015	GBP	100,000	182,772
Morgan Stanley, Series MTN
6.25% due 08/09/2026		$100,000	99,612
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008		170,000	168,314
4.375% due 10/01/2010		100,000	96,754
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	68,448
Nell AF SARL
8.375% due 08/15/2015		$75,000	71,813
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		600,000	589,500
Nexstar Finance, Inc.
7.00% due 01/15/2014		275,000	272,250
Nisource Finance Corp.
5.93% due 11/23/2009 (b)		120,000	120,187
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		100,000	97,197
PNC Funding Corp.
4.20% due 03/10/2008		250,000	247,753
RBS Global, Inc.
9.50% due 08/01/2014		1,025,000	1,050,625
11.75% due 08/01/2016		100,000	107,500
Red Arrow International Leasing Plc
8.375% due 03/31/2012	RUB	1,988,742	80,475
Residential Capital Corp.
6.125% due 11/21/2008		$584,000	578,670
6.4569% due 04/17/2009 (b)		155,000	154,743
7.1869% due 04/17/2009 (b)		120,000	119,464
Residential Capital LLC
5.125% due 05/17/2012	EUR	150,000	192,268
Sally Holdings LLC
9.25% due 11/15/2014		$400,000	401,000
SLM Corp., Series CPI
4.30% due 04/01/2009 (b)		315,000	294,972
Sovereign Capital Trust VI
7.908% due 06/13/2036		230,000	245,774

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Financial Services (continued)
Sun Life Financial Global Funding LP
5.60% due 10/06/2013 (b)		$250,000	$250,380
Torchmark Corp.
6.375% due 06/15/2016		220,000	225,484
Toyota Motor Credit Corp.
2.875% due 08/01/2008		215,000	209,040
UBS AG
4.50% due 09/16/2019	EUR	140,000	183,229
USI Holdings Corp.
9.23% due 11/15/2014		$250,000	248,750

			33,523,638
Food & Beverages - 0.36%
B&G Foods Holding Corp.
8.00% due 10/01/2011		475,000	475,000
Casino Guichard Perrachon SA, Series EMTN
4.875% due 04/10/2014	EUR	100,000	130,571
Del Monte Corp.
8.625% due 12/15/2012		$300,000	309,750
Delhaize Group
6.50% due 06/15/2017		105,000	105,498
General Mills, Inc.
3.875% due 11/30/2007		200,000	198,758
General Mills, Inc., MTN
6.378% due 10/15/2008		225,000	226,482
McCormick & Company, Inc.
5.20% due 12/15/2015		170,000	162,327
5.80% due 07/15/2011		120,000	120,884
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	92,342
McDonald’s Corp.
5.30% due 03/15/2017		205,000	196,582
Nutro Products, Inc.
9.37% due 10/15/2013 (b)		400,000	422,240
10.75% due 04/15/2014		350,000	406,715
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,828
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	42,339
SABMiller PLC
6.20% due 07/01/2011		465,000	472,857
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008		100,000	101,592
William Wrigley Jr. Company
4.65% due 07/15/2015		50,000	46,411

			3,541,176
Forest Products - 0.01%
Weyerhaeuser Company
7.375% due 03/15/2032		100,000	101,445

Furniture & Fixtures - 0.05%
Sealy Mattress Company
8.25% due 06/15/2014		525,000	538,125

Gas & Pipeline Utilities - 0.35%
Aquila Canada Finance Corp.
7.75% due 06/15/2011		150,000	158,478

The accompanying notes are an integral part of the financial statements.          317

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Atmos Energy Corp.
4.00% due 10/15/2009	$190,000	$183,609
5.95% due 10/15/2034	35,000	32,000
Boardwalk Pipelines LLC
5.50% due 02/01/2017	85,000	80,984
Colorado Interstate Gas Company
5.95% due 03/15/2015	125,000	121,721
Duke Capital LLC
7.50% due 10/01/2009	110,000	114,357
El Paso Natural Gas
5.95% due 04/15/2017	98,000	94,923
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	440,000	405,538
Kinder Morgan, Inc.
6.50% due 09/01/2012	170,000	170,154
National Gas Company
6.05% due 01/15/2036	100,000	95,272
National Gas Co of Trinidad & Tobago Ltd,
Series REGS
6.05% due 01/15/2036	100,000	94,904
Northwest Pipeline Corp.
5.95% due 04/15/2017	60,000	58,350
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	135,000	133,787
Piedmont Natural Gas Company
6.00% due 12/19/2033	10,000	9,697
Praxair, Inc.
4.75% due 07/15/2007	75,000	74,989
5.20% due 03/15/2017	205,000	196,986
6.50% due 03/01/2008	100,000	100,745
Roseton/Danskammer, Series A
7.27% due 11/08/2010	150,000	151,688
Southern California Gas Company
5.75% due 11/15/2035	305,000	289,752
Sunoco, Inc.
4.875% due 10/15/2014	25,000	23,278
5.75% due 01/15/2017	240,000	231,308
Williams Companies, Inc.
7.625% due 07/15/2019	50,000	52,750
7.75% due 06/15/2031	175,000	185,281
8.125% due 03/15/2012	250,000	265,313
8.75% due 03/15/2032	25,000	28,938
Williams Companies, Inc., Series A
7.50% due 01/15/2031	125,000	129,375

		3,484,177
Healthcare Products - 0.10%
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	25,000	25,875
Invacare Corp.
9.75% due 02/15/2015	325,000	327,437
Medtronic, Inc., Series B
4.375% due 09/15/2010	125,000	121,349
4.75% due 09/15/2015	285,000	265,325
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	100,000	100,000

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Healthcare Products (continued)
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015		$200,000	$198,000

			1,037,986
Healthcare Services - 0.30%
Cardinal Health, Inc.
3.50% due 10/02/2009		250,000	250,150
Centene Corp.
7.25% due 04/01/2014		225,000	221,625
CRC Health Corp.
10.75% due 02/01/2016		200,000	220,000
DaVita, Inc.
6.625% due 03/15/2013		275,000	268,469
7.25% due 03/15/2015		475,000	469,062
Team Health, Inc.
11.25% due 12/01/2013		25,000	27,062
United Surgical Partners International Inc.
9.25% due 05/01/2017		225,000	225,562
UnitedHealth Group, Inc.
5.375% due 03/15/2016		370,000	356,414
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	569,250
WellPoint, Inc.
4.25% due 12/15/2009		35,000	33,903
5.00% due 01/15/2011		360,000	351,999

			2,993,496
Holdings Companies/Conglomerates - 0.15%
ERP Operating LP
5.25% due 09/15/2014		190,000	183,050
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	81,369
6.95% due 08/01/2007		$100,000	100,073
Leucadia National Corp.
7.00% due 08/15/2013		360,000	352,800
Visant Corp.
7.625% due 10/01/2012		300,000	298,500
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		525,000	481,688

			1,497,480
Homebuilders - 0.18%
Centex Corp.
4.55% due 11/01/2010		145,000	138,303
5.45% due 08/15/2012		235,000	224,225
D.R. Horton, Inc.
6.50% due 04/15/2016		245,000	234,408
Lennar Corp., Series B
5.60% due 05/31/2015		390,000	365,455
5.95% due 10/17/2011		25,000	24,646
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	50,545
Meritage Homes, Corp.
6.25% due 03/15/2015		275,000	244,750
NVR, Inc.
5.00% due 06/15/2010		100,000	97,489

The accompanying notes are an integral part of the financial statements.          318

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Homebuilders (continued)
Pulte Homes, Inc.
4.875% due 07/15/2009		$65,000	$63,953
5.20% due 02/15/2015		310,000	278,564
Ryland Group, Inc.
5.375% due 01/15/2015		15,000	13,604

			1,735,942
Hotels & Restaurants - 0.22%
American Casino & Entertainment Properties LLC
7.85% due 02/01/2012		375,000	385,312
Buffalo Thunder Development Authority
9.375% due 12/15/2014		125,000	125,000
Harrah’s Operating Company, Inc.
5.50% due 07/01/2010		445,000	431,094
O’Charleys, Inc.
9.00% due 11/01/2013		225,000	235,125
OSI Restaurant Partners, Inc.
9.625% due 05/15/2015		650,000	620,750
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		150,000	157,500
Restaurant Company
10.00% due 10/01/2013		250,000	239,375

			2,194,156
Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011		135,000	136,158

Household Products - 0.10%
Simmons Bedding Company
zero coupon, Step up to 10.00% on
12/15/2009 due 12/15/2014		325,000	273,000
7.875% due 01/15/2014		225,000	223,875
Yankee Acquisition Corp., Series B
9.75% due 02/15/2017		75,000	72,563
Yankee Acquisition Corp/MA, Series B
8.50% due 02/15/2015		475,000	460,750

			1,030,188
Industrial Machinery - 0.06%
Baldor Electric Company
8.625% due 02/15/2017		550,000	581,625

Insurance - 0.59%
Ace INA Holdings, Inc.
5.70% due 02/15/2017		255,000	248,039
5.875% due 06/15/2014		130,000	129,261
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	94,011
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	150,000	192,043
ASIF II, EMTN
5.625% due 02/01/2012	GBP	167,000	325,008
Cincinnati Financial Corp.
6.92% due 05/15/2028		$125,000	132,283
Genworth Financial, Inc.
5.75% due 06/15/2014		360,000	358,429
6.15% due 11/15/2066 (b)		153,000	145,015

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Insurance (continued)
Highmark, Inc.
6.80% due 08/15/2013		$185,000	$191,633
HUB International Holdings Inc
9.00% due 12/15/2014		350,000	343,000
HUB International Holdings, Inc.
10.25% due 06/15/2015		425,000	409,062
Lincoln National Corp.
6.05% due 04/20/2067 (b)		145,000	138,444
MetLife, Inc.
6.40% due 12/15/2036 (b)		255,000	236,220
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	38,000	51,843
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		$110,000	104,950
New York Life Global Funding
4.625% due 08/16/2010		215,000	211,339
New York Life Global Funding, Series EMTN
4.375% due 01/19/2017	EUR	100,000	128,228
NLV Financial Corp.
7.50% due 08/15/2033		$265,000	286,377
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	15,333
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	162,568
5.50% due 05/14/2009	EUR	38,000	52,093
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	174,465
Principal Life Global Funding I
5.25% due 01/15/2013		160,000	156,887
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	34,907
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	38,000	51,099
Prudential Funding LLC, MTN
6.60% due 05/15/2008		$150,000	151,277
RLI Corp.
5.95% due 01/15/2014		15,000	14,613
Security Benefit Life Insurance Company
7.45% due 10/01/2033		80,000	85,972
The Travelers Companies, Inc.
6.25% due 03/15/2037 (b)		255,000	245,042
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		150,000	146,280
Travelers Property Casualty Corp.
3.75% due 03/15/2008		35,000	34,520

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	167,000	327,042
USI Holdings Corp.
9.75% due 05/15/2015		$225,000	223,875
Willis North America, Inc.
6.20% due 03/28/2017		195,000	190,943

			5,792,101

The accompanying notes are an integral part of the financial statements.          319

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

International Oil - 0.44%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		$65,000	$63,535
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034		965,000	1,202,197
Newfield Exploration Company
6.625% due 09/01/2014		30,000	28,950
Pemex Project Funding Master Trust
5.75% due 12/15/2015		255,000	250,155
6.625% due 06/15/2035		786,000	797,790
6.66% due 06/15/2010 (b)		345,000	353,970
8.625% due 02/01/2022		225,000	276,714
Petro-Canada
5.95% due 05/15/2035		235,000	216,378
Petroleos de Venezuela SA
5.25% due 04/12/2017		600,000	456,000
PF Export Receivables Master Trust
6.436% due 06/01/2015		58,099	60,060
Transocean, Inc.
5.5906% due 09/05/2008		250,000	250,163
XTO Energy, Inc.
5.65% due 04/01/2016		185,000	179,649
YPF SA, MTN, Series C
10.00% due 11/02/2028		195,000	243,994

			4,379,555
Investment Companies - 0.06%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	84,647
Credit Suisse Guernsey Ltd
5.86% due 05/29/2049 (b)		$300,000	289,039
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011		180,000	178,067

			551,753
Leisure Time - 0.54%
AMC Entertainment, Inc.
8.00% due 03/01/2014		25,000	24,500
11.00% due 02/01/2016		275,000	303,875
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010		175,000	183,750
Chukchansi Economic Development Authority
8.8769% due 11/15/2012 (b)		125,000	127,187
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014		625,000	568,750
Festival Fun Parks LLC
10.875% due 04/15/2014		100,000	101,250
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015		325,000	325,000
International Speedway Corp.
4.20% due 04/15/2009		80,000	78,016
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	180,250
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	40,429

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
MGM Mirage, Inc.
8.50% due 09/15/2010	$325,000	$340,031
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	100,000	105,250
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	100,000	103,000
Pokagon Gaming Authority
10.375% due 06/15/2014	650,000	716,625
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013	100,000	100,427
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	475,000	479,156
Speedway Motorsports, Inc.
6.75% due 06/01/2013	380,000	370,500
Travelport LLC
9.985% due 09/01/2014 (b)	75,000	76,875
11.875% due 09/01/2016	300,000	331,500
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	300,000	297,750
Wimar Opco LLC
9.625% due 12/15/2014	500,000	481,250

		5,335,371
Manufacturing - 0.28%
3M Company, MTN
5.125% due 11/06/2009	95,000	94,844
5.70% due 03/15/2037	225,000	216,581
Clarke American Corp.
10.105% due 05/15/2015	250,000	241,250
Cooper US Inc
6.10% due 07/01/2017	210,000	212,647
General Dynamics Corp.
4.50% due 08/15/2010	150,000	146,664
Koppers Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014	650,000	555,750
Koppers, Inc.
9.875% due 10/15/2013	149,000	159,058
Procter & Gamble Company
4.95% due 08/15/2014	370,000	356,481
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011	224,000	226,240
Stewart & Stevenson LLC
10.00% due 07/15/2014	375,000	391,875
Susser Holdings LLC
10.625% due 12/15/2013	123,000	133,455

		2,734,845
Medical-Hospitals - 0.53%
Community Health Systems, Inc.
6.50% due 12/15/2012	300,000	313,116
8.875% due 07/15/2015	1,950,000	1,976,812
Genesis Healthcare Corp.
8.00% due 10/15/2013	375,000	400,275
HCA, Inc.
8.75% due 09/01/2010	575,000	600,156
9.25% due 11/15/2016	1,275,000	1,357,875

The accompanying notes are an integral part of the financial statements.          320

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
HCA, Inc. (continued)
9.625% due 11/15/2016	$175,000	$188,125
Triad Hospitals, Inc.
7.00% due 11/15/2013	400,000	420,480

		5,256,839
Metal & Metal Products - 0.12%
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	500,000	490,000
Hawk Corp.
8.75% due 11/01/2014	300,000	309,000
Steel Dynamics, Inc.
6.75% due 04/01/2015	415,000	403,588

		1,202,588
Mining - 0.47%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	525,000	553,875
8.375% due 04/01/2017	2,405,000	2,567,337
Freeport-McMoRan Copper & Gold, Inc., Term Ba2
7.00% due 03/19/2014	685,000	683,575
Placer Dome, Inc.
6.45% due 10/15/2035	310,000	306,268
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	135,000	130,304
Vale Overseas, Ltd.
6.25% due 01/23/2017	380,000	376,892

		4,618,251
Office Furnishings & Supplies - 0.10%
ACCO Brands Corp.
7.625% due 08/15/2015	150,000	147,375
IKON Office Solutions, Inc.
7.75% due 09/15/2015	300,000	305,314
Interface, Inc.
10.375% due 02/01/2010	275,000	295,625
Staples, Inc.
7.125% due 08/15/2007	200,000	200,278

		948,592
Paper - 0.46%
Boise Cascade LLC
7.125% due 10/15/2014	530,000	503,500
Bowater Canada Finance Corp.
7.95% due 11/15/2011	75,000	70,594
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	70,000	66,844
8.625% due 08/15/2010	180,000	194,533
Domtar, Inc.
5.375% due 12/01/2013	150,000	134,625
7.125% due 08/15/2015	475,000	460,156
9.50% due 08/01/2016	50,000	55,625
Georgia-Pacific Corp.
7.00% due 01/15/2015	525,000	505,312
7.125% due 01/15/2017	450,000	432,000
8.125% due 05/15/2011	300,000	306,375
Jefferson Smurfit Corp.
8.25% due 10/01/2012	150,000	148,875

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Paper (continued)
NewPage Corp.
10.00% due 05/01/2012		$25,000	$27,063
11.6063% due 05/01/2012 (b)		150,000	163,500
12.00% due 05/01/2013		150,000	163,875
Norske Skog Canada, Ltd.
7.375% due 03/01/2014		300,000	269,625
Quebecor World, Inc.
9.75% due 01/15/2015		250,000	253,125
Verso Paper Holdings LLC
9.125% due 08/01/2014		300,000	309,750
9.25% due 08/01/2014		75,000	76,500
11.375% due 08/01/2016		375,000	400,313

			4,542,190
Petroleum Services - 0.17%
BP Canada Finance Company
3.375% due 10/31/2007		50,000	49,675
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	100,000
7.75% due 05/15/2017		475,000	480,938
Gaz Capital for Gazprom, Series EMTN
4.56% due 12/09/2012	EUR	150,000	194,356
Halliburton Company
5.50% due 10/15/2010		$355,000	354,656
Hanover Compressor Company
7.50% due 04/15/2013		275,000	276,375
9.00% due 06/01/2014		100,000	105,750
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	113,898

			1,675,648
Pharmaceuticals - 0.13%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	54,000	71,756
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	188,887
Hospira, Inc.
4.95% due 06/15/2009		70,000	69,307
Omnicare, Inc.
6.75% due 12/15/2013		300,000	286,500
6.875% due 12/15/2015		425,000	403,750
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		180,000	172,474
Warner Chilcott Corp.
8.75% due 02/01/2015		130,000	133,575

			1,326,249
Publishing - 0.34%
Dex Media East LLC
12.125% due 11/15/2012		100,000	107,625
Dex Media, Inc.
zero coupon, Step up to 9% on
11/15/2008 due 11/15/2013		25,000	23,531
Haights Cross Operating Company
11.75% due 08/15/2011		275,000	291,156
Idearc, Inc.
8.00% due 11/15/2016		1,205,000	1,217,050

The accompanying notes are an integral part of the financial statements.          321

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Publishing (continued)
Medianews Group, Inc.
6.375% due 04/01/2014	$150,000	$124,875
6.875% due 10/01/2013	275,000	236,500
Morris Publishing Group LLC
7.00% due 08/01/2013	510,000	446,250
Quebecor World Capital Corp.
6.125% due 11/15/2013	300,000	270,750
Sun Media Corp.
7.625% due 02/15/2013	225,000	226,125
TL Acquisitions, Inc.
13.25% due 07/15/2015 (b)	525,000	395,063

		3,338,925

Railroads & Equipment - 0.10%
American Railcar Industries, Inc.
7.50% due 03/01/2014	400,000	398,000
Canadian National Railway Company
6.25% due 08/01/2034	59,000	58,517
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	100,000	107,000
Norfolk Southern Corp.
5.59% due 05/17/2025	25,000	22,737
6.00% due 04/30/2008	200,000	200,631
7.25% due 02/15/2031	30,000	32,403
Union Pacific Corp.
3.875% due 02/15/2009	125,000	122,147
5.75% due 10/15/2007	75,000	75,040

		1,016,475

Real Estate - 0.52%
AMB Property LP, MTN
5.90% due 08/15/2013	40,000	40,048
Archstone-Smith Operating Trust, REIT
5.25% due 05/01/2015	150,000	145,008
5.625% due 08/15/2014	15,000	14,921
AvalonBay Communities, Inc., MTN
6.625% due 09/15/2011	255,000	264,722
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	55,000	52,772
6.125% due 11/01/2012	175,000	178,684
BF Saul, REIT
7.50% due 03/01/2014	150,000	150,563
Camden Property Trust, REIT
4.375% due 01/15/2010	80,000	77,653
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	25,000	24,354
Federal Realty Investment Trust
6.00% due 07/15/2012	125,000	126,177
Felcor Lodging LP, REIT
9.00% due 06/01/2011	250,000	262,812
Hospitality Properties Trust
5.625% due 03/15/2017	220,000	209,940
Host Marriott LP, REIT
6.375% due 03/15/2015	75,000	72,000
7.125% due 11/01/2013	425,000	424,469

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	$1,325,000	$1,298,500
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	55,000	51,706
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	200,000	190,710
Regency Centers LP, REIT
5.875% due 06/15/2017	120,000	118,008
Residential Capital LLC
6.50% due 06/01/2012	260,000	253,706
Simon Property Group LP, REIT
4.60% due 06/15/2010	125,000	121,714
5.75% due 12/01/2015	340,000	336,415
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	700,000	682,500
Vornado Realty LP, REIT
4.50% due 08/15/2009	35,000	34,254

		5,131,636

Retail - 0.27%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014	425,000	430,313
Costco Wholesale Corp.
5.30% due 03/15/2012	175,000	173,690
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	130,000	127,718
Ferrellgas Escrow LLC
6.75% due 05/01/2014	125,000	118,437
Home Depot, Inc.
3.75% due 09/15/2009	100,000	96,334
5.20% due 03/01/2011	165,000	162,173
5.40% due 03/01/2016	220,000	206,226
JC Penney Company, Inc.
7.375% due 08/15/2008	95,000	96,348
Leslie’s Poolmart
7.75% due 02/01/2013	275,000	273,625
Sunstate Equipment Company LLC
10.50% due 04/01/2013	400,000	412,000
Target Corp
5.875% due 07/15/2016	415,000	412,555
Target Corp.
7.50% due 08/15/2010	150,000	158,841

		2,668,260

Retail Grocery - 0.14%
Couche-Tard US LP
7.50% due 12/15/2013	650,000	654,875
Pathmark Stores, Inc.
8.75% due 02/01/2012	50,000	51,500
Safeway, Inc.
4.125% due 11/01/2008	55,000	54,147
The Kroger Company
7.80% due 08/15/2007	95,000	95,238
8.05% due 02/01/2010	500,000	527,241

		1,383,001

The accompanying notes are an integral part of the financial statements.          322

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Retail Trade - 0.33%
American Greetings Corp.
7.375% due 06/01/2016		$100,000	$101,000
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	68,307
6.25% due 04/01/2008		200,000	200,119
FTD, Inc.
7.75% due 02/15/2014		500,000	495,000
GSC Holdings Corp.
8.00% due 10/01/2012		775,000	809,875
J.C. Penney Company, Inc.
9.00% due 08/01/2012		370,000	418,793
May Department Stores Company
3.95% due 07/15/2007		100,000	99,948
Payless Shoesource, Inc.
8.25% due 08/01/2013		25,000	25,437
The Pantry, Inc.
7.75% due 02/15/2014		350,000	341,250
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	200,000	374,712
5.25% due 09/01/2035		$210,000	183,571
6.875% due 08/10/2009		145,000	149,534

			3,267,546

Sanitary Services - 0.17%
Allied Waste North America, Inc.
6.875% due 06/01/2017		625,000	604,687
7.875% due 04/15/2013		225,000	227,531
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012		200,000	209,750
Casella Waste Systems, Inc.
9.75% due 02/01/2013		625,000	648,438
Oakmont Asset Trust
4.514% due 12/22/2008		20,000	19,727
Waste Management, Inc.
7.375% due 05/15/2029		15,000	15,796

			1,725,929

Semiconductors - 0.40%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	399,375
Conexant Systems, Inc.
4.00% due 03/01/2026		175,000	151,585
Flextronics International, Ltd.
6.25% due 11/15/2014		175,000	159,250
Freescale Semiconductor, Inc.
9.245% due 12/15/2014		650,000	627,250
10.125% due 12/15/2016		375,000	352,500
National Semiconductor Corp
6.15% due 06/15/2012		305,000	308,480
NXP BV / NXP Funding LLC
9.50% due 10/15/2015		425,000	418,625
NXP BV/NXP Funding LLC
8.118% due 10/15/2013 (b)		475,000	475,594
Spansion Inc.
8.485% due 06/01/2013 (b)		250,000	249,375
Spansion LLC
11.25% due 01/15/2016		275,000	283,250

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Semiconductors (continued)
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		$75,000	$75,562
7.50% due 07/19/2010		475,000	486,875

			3,987,721

Software - 0.06%
Oracle Corp.
5.00% due 01/15/2011		425,000	418,877
Serena Software, Inc.
10.375% due 03/15/2016		100,000	107,750
SS&C Technologies, Inc.
11.75% due 12/01/2013		75,000	84,000

			610,627

Steel - 0.10%
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	158,250
Metals USA Holdings Corp.
11.3556% due 01/15/2012 (b)		300,000	300,000
Metals USA, Inc.
11.125% due 12/01/2015		250,000	272,500
Tube City IMS Corp.
9.75% due 02/01/2015		275,000	281,875

			1,012,625

Supranational - 0.09%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	856,598

Telecommunications Equipment &
Services - 0.96%
Citizens Communications Company
7.125% due 03/15/2019		$1,125,000	1,063,125
9.00% due 08/15/2031		1,075,000	1,107,250
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		75,000	73,752
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	261,250
France Telecom SA
7.75% due 03/01/2011		480,000	512,820
GCI, Inc.
7.25% due 02/15/2014		425,000	401,625
Hellas Telecommunications II
11.115% due 01/15/2015 (b)		425,000	437,750
Insight Midwest LP
9.75% due 10/01/2009		39,000	39,292
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		225,000	228,375
iPCS, Inc.
7.48% due 05/01/2013 (b)		425,000	425,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	84,390
6.00% due 03/15/2010		88,000	84,370
9.25% due 11/01/2014		650,000	656,500
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	717,750
Orascom Telecom Finance SCA, Series REGS
7.875% due 02/08/2014		110,000	107,052

The accompanying notes are an integral part of the financial statements.          323

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
PAETEC Holding Corp.
9.50% due 07/15/2015		$350,000	$355,687
PanAmSat Corp.
9.00% due 08/15/2014		375,000	390,937
SBC Communications, Inc.
5.625% due 06/15/2016		550,000	537,532
6.45% due 06/15/2034		385,000	380,474
Suncom Wireless, Inc.
8.50% due 06/01/2013		325,000	332,313
Syniverse Technologies, Inc., Series B
7.75% due 08/15/2013		50,000	48,750
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		225,000	238,500
Verizon Global Funding Corp.
7.25% due 12/01/2010		95,000	100,144
7.75% due 12/01/2030		260,000	291,242
Wind Acquisition Finance SA
10.75% due 12/01/2015		425,000	497,250
Windstream Corp
7.00% due 03/15/2019		75,000	71,625

			9,444,755

Telephone - 1.17%
AT&T Corp.
7.3 due 11/15/2011 (b)		40,000	42,579
AT&T, Inc.
5.30% due 11/15/2010		810,000	806,182
5.57% due 11/14/2008 (b)		85,000	85,254
BellSouth Corp.
5.485% due 11/15/2007 (b)		95,000	95,044
CenturyTel, Inc.
6.00% due 04/01/2017		130,000	126,488
France Telecom SA, Series EMTN
7.25% due 01/28/2013	EUR	80,000	119,109
Nordic Telephone Company Holdings
8.25% due 05/01/2016		100,000	144,997
8.875% due 05/01/2016		$1,075,000	1,146,219
Qwest Corp.
6.50% due 06/01/2017		500,000	477,500
7.50% due 10/01/2014		1,100,000	1,127,500
7.875% due 09/01/2011		250,000	260,625
8.61% due 06/15/2013 (b)		125,000	135,937
8.875% due 03/15/2012		200,000	215,500
Sprint Capital Corp.
6.875% due 11/15/2028		237,000	225,592
6.90% due 05/01/2019		555,000	549,414
7.625% due 01/30/2011		100,000	105,211
8.375% due 03/15/2012		145,000	157,962
Sprint Nextel Corp
5.76% due 06/28/2010 (b)		145,000	144,961
Telecom Italia Capital SA
4.00% due 01/15/2010		130,000	124,972
5.25% due 11/15/2013		830,000	790,885
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	15,000	20,404

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Telephone (continued)
Telecom Italia Finance SA, EMTN (continued)
6.875% due 01/24/2013	EUR	125,000	$181,153
7.25 due 04/20/2011		50,000	72,472
Telefonica Emisiones SAU
5.984% due 06/20/2011		$180,000	181,656
6.221% due 07/03/2017		230,000	229,424
Telefonica Emisones SAU
6.421% due 06/20/2016		420,000	425,860
Telefonica Europe BV, EMTN
5.125% due 02/14/2013	EUR	100,000	135,284
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$105,000	103,245
4.75% due 01/27/2010		135,000	131,167
5.50% due 01/27/2015		430,000	417,954
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		200,000	210,404
Verizon Communications, Inc.
5.55% due 02/15/2016		360,000	350,735
Windstream Corp.
8.625% due 08/01/2016		2,085,000	2,204,887

			11,546,576

Tires & Rubber - 0.11%
Goodyear Tire & Rubber Company
8.675% due 12/01/2011		487,000	512,568
9.14% due 12/01/2009 (b)		575,000	576,437

			1,089,005

Tobacco - 0.06%
Imperial Tobacco Finance PLC, EMTN
6.875% due 06/13/2012	GBP	47,000	95,652
Reynolds American, Inc.
6.50% due 07/15/2010		$40,000	40,663
7.25% due 06/01/2013		175,000	181,649
7.625% due 06/01/2016		225,000	238,228

			556,192

Toys, Amusements & Sporting Goods - 0.05%
K2, Inc.
7.375% due 07/01/2014		425,000	447,313

Transportation - 0.31%
Bombardier, Inc.
6.30% due 05/01/2014		350,000	332,500
6.75% due 05/01/2012		425,000	418,625
7.45% due 05/01/2034		375,000	361,875
Bristow Group, Inc.
6.125% due 06/15/2013		400,000	377,000
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		264,000	254,433
6.15% due 05/01/2037		432,000	419,670
CHC Helicopter Corp.
7.375% due 05/01/2014		325,000	309,563
FedEx Corp.
5.50% due 08/15/2009		220,000	220,191
Mobile Services Group, Inc.
9.75% due 08/01/2014		375,000	404,531

			3,098,388

The accompanying notes are an integral part of the financial statements.          324

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Utility Service - 0.06%
Public Service Company of New Mexico
4.40% due 09/15/2008		$185,000	$182,101
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	328,546
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	53,542
5.875% due 02/01/2012		29,000	40,548

			604,737

TOTAL CORPORATE BONDS (Cost $246,790,547)			$247,477,867

FOREIGN BONDS - 0.01%

Netherlands - 0.01%
Cemex Finance Europe BV
4.75% due 03/05/2014		50,000	64,750

TOTAL FOREIGN BONDS (Cost $66,423)			$64,750

CONVERTIBLE BONDS - 0.09%

Insurance - 0.01%
Fortis Insurance NV
7.75% due 01/26/2008		$25,000	37,197

Telecommunications Equipment &
Services - 0.08%
Nortel Networks Ltd.
10.125% due 07/15/2013		75,000	80,438
Nortel Networks, Ltd.
9.6056% due 07/15/2011 (b)		700,000	744,625

			825,063

TOTAL CONVERTIBLE BONDS (Cost $821,835)			$862,260

MUNICIPAL BONDS - 0.08%

California - 0.02%
State of California
5.25% due 04/01/2034		90,000	96,762
5.50% due 11/01/2033		80,000	85,077

			181,839

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034		110,000	105,385

New York - 0.01%
New York City Housing Development Corp.
6.42% due 11/01/2027		150,000	152,105

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027		60,000	60,620

West Virginia - 0.03%
Tobacco Settlement Finance Authority of West Virginia
7.467% due 06/01/2047		335,000	340,089

TOTAL MUNICIPAL BONDS (Cost $838,247)			$840,038

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.26%
Federal Home Loan Mortgage Corp., Series
2003-32, Class PG
5.00% due 10/25/2027	$350,000	$342,271
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	350,000	343,178
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A1
3.878% due 09/11/2036	70,848	68,312
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	647,157
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.1033% due 02/25/2034 (b)	217,574	215,445
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1968% due 05/25/2034 (b)	99,912	99,309
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7451% due 09/25/2034 (b)	221,535	218,520
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8816% due 10/25/2034 (b)	106,982	105,106
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0887% due 11/25/2035 (b)	400,211	394,376
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2609% due 11/25/2035 (b)	243,077	239,417
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	100,000	100,515
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	261,973
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	457,675
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/15/2042	98,757	97,177
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	378,930
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	361,031	354,253
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	31,880	31,565
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	186,561	186,687
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.8951% due 09/11/2038 (b)	1,950,000	1,941,258

The accompanying notes are an integral part of the financial statements.          325

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class AAB
5.315% due 02/11/2044	$600,000	$580,614
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A1
5.085% due 12/11/2040	864,001	857,674
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.046% due 07/15/2044	252,039	250,162
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3996% due 07/15/2044 (b)	650,000	629,412
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	650,000	628,342
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A1
4.235% due 05/10/2043	15,409	15,385
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	294,791	289,993
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,075,000	1,043,031
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	313,595	311,425
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	540,549
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	524,562	539,013
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	4,287	4,286
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	482,969	472,661
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	219,432	18,463
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	64,850	5,745
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	154,465	6,284
Federal Home Loan Mortgage Corp., Series
2003-2631, Class LI
4.50% IO due 06/15/2011	12,758	33
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	80,224	79,788
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	218,000	215,692

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG	$721,000	$713,077
5.50% due 04/15/2028
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	233,713	232,924
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	228,045	224,632
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	127,000	126,323
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	273,000	271,374
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	600,000	588,723
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	89,178
Federal Home Loan Mortgage Corp., Series
2005-46, Class CN
5.00% due 01/25/2020	266,000	261,736
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	484,539	481,799
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	241,159	244,046
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	196,989	198,257
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	360,006	362,530
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	1,168,782	1,189,093
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	184,187	185,330
Federal Home Loan Mortgage Corp., Stated Final, Series 2004-SF4, Class C
3.32% due 12/15/2011	55,000	52,870
Federal Home Loan Mortgage Corp.,
Stated Final, Series 2004-SF4, Class B
2.37% due 12/15/2009	48,955	48,517
Federal Home Loan Mortgage Corp., Strips, Series 1998-199, Class PO
zero coupon PO due 08/01/2028	9,126	6,901
Federal National Mortgage Association Interest Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	34,345	9,028
Federal National Mortgage Association, Series 1993-8, Class L
9.00% due 01/25/2008	1,158	1,163

The accompanying notes are an integral part of the financial statements.          326

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association, Series 2002-74, Class PJ
5.00% due 03/25/2015	$403,524	$401,311
Federal National Mortgage Association, Series 2002-84, Class VA
5.50% due 11/25/2013	191,310	190,573
Federal National Mortgage Association, Series 2003-40, Class NI
5.50% IO due 11/25/2028	45,193	2,953
Federal National Mortgage Association, Series 2003-92, Class NM
3.50% due 04/25/2013	231,270	228,127
Federal National Mortgage Association, Series 2004-21, Class AC
4.00% due 05/25/2016	67,921	66,167
Federal National Mortgage Association, Series 2006-3136, Class PB
6.00% due 01/15/2030	375,000	377,395
Federal National Mortgage Association, Series 2006-B2, Class AB
5.50% due 05/25/2014	434,474	431,688
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	400,000	411,863
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	418,228	414,927
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	429,000	436,063
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	44,679	44,893
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	41,017	33,052
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	303,949	310,396
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	396,552	405,532
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	535,000	529,054
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	59,000	53,382
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	269,511	190,736
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	46,678
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	927,000	922,598

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	$135,000	$129,723
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A2
3.835% due 06/10/2036	34,780	34,670
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A3
4.344% due 06/10/2036	175,000	172,465
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,660,000	1,617,136
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	118,597
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A1
5.233% due 10/10/2011	320,780	318,823
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4
5.47% due 12/12/2044 (b)	1,685,000	1,643,615

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	1,374,047	1,385,380

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	236,214	240,716

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	13,039	12,932

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	510,668

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.317% due 12/12/2043	216,509	215,198

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	279,680	276,791
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	541,286	531,913
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,375,000	1,329,710
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	640,000	631,269
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	688,000	645,519

The accompanying notes are an integral part of the financial statements.          327

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	$274,215	$272,415
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,992,500	1,904,316
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	460,000	461,815
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	36,781	36,695
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	315,963
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	209,804	210,899
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5966% due 03/15/2025 (b)	17,446	18,488
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	1,450,000	1,418,929
Wells Fargo Mortgage Backed Securities Trust, Series 2003-O, Class 5A1
4.7973% due 01/25/2034 (b)	582,723	563,935
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2
4.5454% due 03/25/2035 (b)	439,913	430,035
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1
4.9393% due 03/25/2035 (b)	260,420	255,463
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)	1,526,907	1,529,557
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR16, Class A1
5.702% due 10/25/2036 (b)	1,092,427	1,088,451

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,583,225)		$42,078,651

ASSET BACKED SECURITIES - 1.83%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,195,000	1,196,203
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	54,568	54,580
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	339,643
Cabela’s Master Credit Card Trust, Series 2005-1A, Class A1
4.97% due 10/15/2013	135,000	132,783
Capital Auto Receivables Asset Trust,
Series 2004-1, Class A4
2.64% due 11/17/2008	92,867	92,619
Capital Auto Receivables Asset Trust,
Series 2004-1, Class CTFS
2.84% due 09/15/2010	127,000	126,652

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010	$275,000	$274,418
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.46% due 03/20/2010	1,550,000	1,547,311
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
5.43% due 03/20/2010 (b)	300,000	300,042
Capital One Multi Asset
3.85% due 06/15/2010	130,000	130,000
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A4
5.01% due 11/15/2011	540,000	536,651
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599% due 09/25/2031	23,179	22,596
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-4, Class 2A1
6.06% due 10/25/2032 (b)	15,048	15,056
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2003-3, Class 1A6
3.717% due 10/25/2014	134,304	127,379
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,103,266
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	116,997	116,262
CNH Equipment Trust, Series 2007-A, Class A3
4.98% due 10/15/2010	325,000	323,070
CNH Equipment Trust, Series 2007-A, Class B
5.08% due 06/16/2014	295,000	290,881
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	442,734
Florida Power & Light Recovery Funding LLC, Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	699,934
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/17/2012	345,000	343,581
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014	287,000	282,649
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	39,031	38,722
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	46,389	45,469
Honda Auto Receivables Owner Trust,
Series 2003-5, Class A4
2.96% due 04/20/2009	84,600	84,386

The accompanying notes are an integral part of the financial statements.          328

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.13% due 03/18/2011	$450,000	$448,101
Household Affinity Credit Card Master Note Trust I,
Series 2003-1, Class A
5.44% due 02/15/2010 (b)	91,000	91,080
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 05/17/2013	220,000	221,120
Hyundai Auto Receivables Trust,
Series 2003-A, Class A4
3.02% due 10/15/2010	124,630	122,932
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 06/25/2014	485,000	483,570
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	45,000	44,257
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	225,000	224,936
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014	240,000	238,230
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	120,000	119,124
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028	764,456	765,440
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028	25,804	25,838
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028	297,009	293,802
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
5.61% due 10/15/2013 (b)	425,000	424,402
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,350,000	1,305,872
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/2009	182,839	180,591
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013	350,000	346,391
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	150,000	148,127
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	522,666
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	392,161

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

ASSET BACKED SECURITIES (continued)
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009		$94,584	$96,023
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015		412,000	431,496
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015		284,000	285,261
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033		28,278	27,396
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015		6,429	6,515
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		450,000	449,789
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		525,000	525,583
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		140,000	137,694
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		235,000	235,562
Volkswagen Auto Loan Enhanced Trust,
Series 2007-1, Class A3
5.20% due 01/20/2010		240,000	239,587
Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A
5.29% due 04/20/2012		350,000	349,499
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	225,002

TOTAL ASSET BACKED SECURITIES (Cost $18,132,854)			$18,074,934

SUPRANATIONAL OBLIGATIONS - 0.07%

Supranational - 0.07%
Eurofima, EMTN
6.50% due 08/22/2011	AUD	565,000	474,041
European Investment Bank, Series EMTN
8.00% due 10/21/2013	ZAR	1,800,000	237,295

			711,336

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $692,512)			$711,336

SHORT TERM INVESTMENTS - 7.73%
Egypt Treasury Bills, Series 364
zero coupon due 11/20/2007	EGP	600,000	$101,741
Egypt Treasury Bills, Series 364
zero coupon due 03/18/2008		1,000,000	165,514
John Hancock Cash Investment Trust (c)		$3,183,406	3,183,406

The accompanying notes are an integral part of the financial statements.          329

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

SHORT TERM INVESTMENTS (continued)
Malaysia Treasury Bill, Series 182
zero coupon due 07/06/2007 to
07/13/2007	MYR	1,170,000	$338,541
T. Rowe Price Reserve Investment
Fund (c)		$72,605,808	72,605,808

TOTAL SHORT TERM INVESTMENTS (Cost $76,388,764)			$76,395,010

REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$5,019,924 on 07/02/2007,
collateralized by $5,270,000
Federal Home Loan Mortgage
Corp., 6.00% due 04/16/2037
(valued at $5,118,488, including
interest)		$5,018,000	$5,018,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,018,000)			$5,018,000

Total Investments (Spectrum Income Trust) (Cost $987,932,826) - 102.43%			$1,012,019,626
Liabilities in Excess of Other Assets - (2.43)%			(24,032,669)

TOTAL NET ASSETS - 100.00%			$987,986,957

U.S. Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.24%

Advertising - 0.16%
Omnicom Group, Inc.	27,200	$1,439,424

Aerospace - 1.05%
General Dynamics Corp.	18,500	1,447,070
Lockheed Martin Corp.	42,100	3,962,873
Northrop Grumman Corp.	11,000	856,570
Raytheon Company	16,400	883,796
Rockwell Collins, Inc.	4,800	339,072
United Technologies Corp.	31,700	2,248,481

		9,737,862
Aluminum - 0.04%
Alcoa, Inc.	9,500	385,035

Apparel & Textiles - 1.75%
Cintas Corp.	5,500	216,865
Coach, Inc. *	99,100	4,696,349
Jones Apparel Group, Inc.	10,700	302,275
Liz Claiborne, Inc.	39,400	1,469,620
Mohawk Industries, Inc. *	4,100	413,239
NIKE, Inc., Class B	79,100	4,610,739
Polo Ralph Lauren Corp., Class A	4,200	412,062

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
VF Corp.	44,600	$4,084,468

		16,205,617
Auto Parts - 0.44%
Autoliv, Inc.	1,600	90,992
AutoZone, Inc. *	28,500	3,893,670
Genuine Parts Company	1,800	89,280

		4,073,942
Auto Services - 0.21%
AutoNation, Inc. *	87,900	1,972,476

Automobiles - 1.53%
Ford Motor Company	420,400	3,960,168
General Motors Corp.	99,100	3,745,980
PACCAR, Inc.	74,300	6,467,072

		14,173,220
Banking - 2.76%
Bank of America Corp.	237,602	11,616,362
BB&T Corp.	45,000	1,830,600
Comerica, Inc.	35,500	2,111,185
Fifth Third Bancorp	32,200	1,280,594
First Horizon National Corp.	12,300	479,700
National City Corp.	159,700	5,321,204
UnionBanCal Corp.	8,000	477,600
US Bancorp	75,700	2,494,315

		25,611,560
Biotechnology - 0.01%
Amgen, Inc. *	2,100	116,109

Broadcasting - 0.42%
CBS Corp., Class B	53,200	1,772,624
Citadel Broadcasting Corp.	5,106	32,934
Liberty Media Corp. - Capital, Series A *	6,100	717,848
News Corp., Class A	64,900	1,376,529

		3,899,935
Building Materials & Construction - 0.37%
American Standard Companies, Inc.	37,400	2,205,852
Masco Corp.	42,000	1,195,740

		3,401,592
Business Services - 1.11%
Affiliated Computer Services, Inc., Class A *	10,800	612,576
Computer Sciences Corp. *	4,800	283,920
First Data Corp.	47,200	1,542,024
Fiserv, Inc. *	56,000	3,180,800
Manpower, Inc.	12,800	1,180,672
Moody’s Corp.	18,000	1,119,600
NCR Corp. *	5,500	288,970
Pitney Bowes, Inc.	27,300	1,278,186
R.R. Donnelley & Sons Company	9,200	400,292
Total Systems Services, Inc. (a)	12,700	374,777

		10,261,817

The accompanying notes are an integral part of the financial statements.          330

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cable and Television - 1.42%
Comcast Corp., Class A *	208,700	$5,868,644
DIRECTV Group, Inc. *	107,300	2,479,703
Time Warner, Inc.	227,000	4,776,080

		13,124,427

Chemicals - 0.83%
Dow Chemical Company	53,400	2,361,348
E.I. Du Pont de Nemours & Company	39,600	2,013,264
Eastman Chemical Company	10,200	656,166
Lubrizol Corp.	4,100	264,655
Lyondell Chemical Company	10,000	371,200
PPG Industries, Inc.	26,400	2,009,304

		7,675,937

Computers & Business Equipment - 7.35%
Apple, Inc. *	20,200	2,465,208
CDW Corp. *	31,200	2,651,064
Cisco Systems, Inc. *	605,900	16,874,315
Cognizant Technology Solutions Corp.,
Class A *	17,300	1,299,057
Dell, Inc. *	547,100	15,619,705
EMC Corp. *	105,700	1,913,170
Hewlett-Packard Company	61,300	2,735,206
International Business Machines Corp.	205,700	21,649,925
Lexmark International, Inc. *	59,500	2,933,945

		68,141,595

Construction Materials - 0.20%
Martin Marietta Materials, Inc.	600	97,212
Sherwin-Williams Company	26,500	1,761,455

		1,858,667

Containers & Glass - 0.13%
Owens-Illinois, Inc. *	10,600	371,000
Pactiv Corp. *	19,700	628,233
Sealed Air Corp.	6,700	207,834

		1,207,067

Cosmetics & Toiletries - 1.05%
Avon Products, Inc.	43,000	1,580,250
Colgate-Palmolive Company	5,400	350,190
Estee Lauder Companies, Inc., Class A	23,100	1,051,281
International Flavors & Fragrances, Inc.	14,600	761,244
Kimberly-Clark Corp.	89,900	6,013,411

		9,756,376

Crude Petroleum & Natural Gas - 0.49%
Apache Corp.	7,400	603,766
Devon Energy Corp.	16,200	1,268,298
Marathon Oil Corp.	21,600	1,295,136
Occidental Petroleum Corp.	24,100	1,394,908

		4,562,108

Drugs & Health Care - 0.11%
Wyeth	17,100	980,514

Educational Services - 0.12%
Apollo Group, Inc., Class A *	18,400	1,075,112

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 0.05%
Emerson Electric Company	10,200	$477,360

Electrical Utilities - 0.89%
American Electric Power Company, Inc.	39,300	1,770,072
CenterPoint Energy, Inc.	19,400	337,560
Constellation Energy Group	2,900	252,793
Edison International	5,900	331,108
Entergy Corp.	30,000	3,220,500
FPL Group, Inc.	1,800	102,132
The AES Corp. *	73,500	1,608,180
Xcel Energy, Inc.	30,700	628,429

		8,250,774

Electronics - 0.11%
Amphenol Corp., Class A	9,600	342,240
Avnet, Inc. *	16,800	665,952

		1,008,192

Energy - 0.01%
Sempra Energy	1,700	100,691

Financial Services - 7.70%
Citigroup, Inc.	815,300	41,816,737
Countrywide Financial Corp.	37,300	1,355,855
Eaton Vance Corp.	6,200	273,916
Federal Home Loan Mortgage Corp.	36,400	2,209,480
Federal National Mortgage Association	169,200	11,053,836
Franklin Resources, Inc.	5,800	768,326
Goldman Sachs Group, Inc.	25,700	5,570,475
Morgan Stanley (c)	53,600	4,495,968
SEI Investments Company	45,800	1,330,032
The First Marblehead Corp. (a)	8,500	328,440
Washington Mutual, Inc.	49,158	2,096,097

		71,299,162

Food & Beverages - 2.66%
Campbell Soup Company	11,200	434,672
ConAgra Foods, Inc.	89,800	2,412,028
General Mills, Inc.	15,800	923,036
H.J. Heinz Company	25,100	1,191,497
Hormel Foods Corp.	11,300	422,055
Kraft Foods, Inc., Class A	132,259	4,662,130
McCormick & Company, Inc.	24,000	916,320
Pepsi Bottling Group, Inc.	22,700	764,536
Sara Lee Corp.	49,800	866,520
Sysco Corp.	104,700	3,454,053
The Coca-Cola Company	133,200	6,967,692
Tyson Foods, Inc., Class A	71,800	1,654,272

		24,668,811

Forest Products - 0.13%
Weyerhaeuser Company	15,200	1,199,736

Furniture & Fixtures - 0.06%
Leggett & Platt, Inc.	26,400	582,120

Gas & Pipeline Utilities - 0.04%
NiSource, Inc.	19,600	405,916

The accompanying notes are an integral part of the financial statements.          331

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 4.90%
Baxter International, Inc.	66,400	$3,740,976
Becton, Dickinson & Company	24,100	1,795,450
Biomet, Inc.	27,900	1,275,588
C.R. Bard, Inc.	12,800	1,057,664
DENTSPLY International, Inc.	21,300	814,938
Johnson & Johnson	329,800	20,322,276
Patterson Companies, Inc. *	20,800	775,216
Stryker Corp.	93,700	5,911,533
Zimmer Holdings, Inc. *	114,700	9,736,883

		45,430,524

Healthcare Services - 3.03%
Cardinal Health, Inc.	71,500	5,050,760
Coventry Health Care, Inc. *	1,500	86,475
Express Scripts, Inc. *	69,200	3,460,692
Health Net, Inc. *	8,100	427,680
Laboratory Corp. of America Holdings *	11,300	884,338
Lincare Holdings, Inc. *	8,300	330,755
McKesson Corp.	88,900	5,301,996
Medco Health Solutions, Inc. *	7,000	545,930
Quest Diagnostics, Inc.	59,600	3,078,340
UnitedHealth Group, Inc.	167,800	8,581,292
WellPoint, Inc. *	4,400	351,252

		28,099,510

Homebuilders - 0.18%
Centex Corp.	10,800	433,080
D.R. Horton, Inc.	12,600	251,118
KB Home	2,000	78,740
Lennar Corp., Class A	12,200	446,032
Toll Brothers, Inc. *	19,900	497,102

		1,706,072

Hotels & Restaurants - 1.72%
Marriott International, Inc., Class A	54,800	2,369,552
McDonald’s Corp.	163,400	8,294,184
Starbucks Corp. *	90,200	2,366,848
Yum! Brands, Inc.	88,800	2,905,536

		15,936,120

Household Products - 0.20%
Energizer Holdings, Inc. *	16,300	1,623,480
The Clorox Company	3,300	204,930

		1,828,410

Industrial Machinery - 0.36%
Cummins, Inc.	6,200	627,502
Deere & Company	10,900	1,316,066
ITT Corp.	4,600	314,088
Pall Corp.	9,800	450,702
W.W. Grainger, Inc.	6,900	642,045

		3,350,403

Insurance - 6.26%
ACE, Ltd.	7,700	481,404
Aetna, Inc.	37,200	1,837,680

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
AFLAC, Inc.	62,700	$3,222,780
Allstate Corp.	195,800	12,043,658
Ambac Financial Group, Inc.	27,300	2,380,287
American International Group, Inc.	123,800	8,669,714
Brown & Brown, Inc.	24,900	625,986
Chubb Corp.	12,400	671,336
CIGNA Corp.	47,700	2,490,894
Cincinnati Financial Corp.	4,200	182,280
CNA Financial Corp.	5,500	262,295
First American Corp.	12,300	608,850
Hartford Financial Services Group, Inc.	7,200	709,272
Lincoln National Corp.	1,300	92,235
Markel Corp. *	1,900	920,664
MBIA, Inc.	26,100	1,623,942
MetLife, Inc.	23,200	1,495,936
MGIC Investment Corp.	18,800	1,068,968
Old Republic International Corp.	60,000	1,275,600
PMI Group, Inc.	25,200	1,125,684
Progressive Corp.	80,000	1,914,400
Prudential Financial, Inc.	15,800	1,536,234
Radian Group, Inc.	16,200	874,800
SAFECO Corp.	23,400	1,456,884
The Travelers Companies, Inc.	106,600	5,703,100
Torchmark Corp.	34,600	2,318,200
UnumProvident Corp.	63,900	1,668,429
W.R. Berkley Corp.	22,950	746,793

		58,008,305

International Oil - 9.05%
Anadarko Petroleum Corp.	30,000	1,559,700
Chevron Corp.	212,000	17,858,880
ConocoPhillips	56,870	4,464,295
Exxon Mobil Corp.	714,400	59,923,872

		83,806,747

Internet Retail - 0.08%
Expedia, Inc. *	11,500	336,835
IAC/InterActiveCorp. *	10,600	366,866

		703,701

Internet Software - 0.05%
McAfee, Inc. *	13,300	468,160

Leisure Time - 0.46%
Carnival Corp.	32,700	1,594,779
MGM MIRAGE *	5,000	412,400
Walt Disney Company	66,500	2,270,310

		4,277,489

Life Sciences - 0.14%
Waters Corp. *	22,200	1,317,792

Liquor - 0.71%
Anheuser-Busch Companies, Inc.	126,400	6,593,024

Manufacturing - 1.88%
Danaher Corp.	59,200	4,469,600

The accompanying notes are an integral part of the financial statements.          332

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Harley-Davidson, Inc.	113,700	$6,777,657
Honeywell International, Inc.	22,000	1,238,160
Illinois Tool Works, Inc.	47,000	2,546,930
Tyco International, Ltd.	69,700	2,355,163

		17,387,510

Metal & Metal Products - 0.10%
Precision Castparts Corp.	7,900	958,744

Pharmaceuticals - 9.23%
Abbott Laboratories	63,100	3,379,005
AmerisourceBergen Corp.	74,800	3,700,356
Bristol-Myers Squibb Company	49,700	1,568,532
Forest Laboratories, Inc. *	159,000	7,258,350
King Pharmaceuticals, Inc. *	35,500	726,330
Merck & Company, Inc.	669,600	33,346,080
Pfizer, Inc.	1,208,200	30,893,674
Schering-Plough Corp.	151,000	4,596,440

		85,468,767

Publishing - 0.87%
Gannett Company, Inc.	101,900	5,599,405
McGraw-Hill Companies, Inc.	21,500	1,463,720
Tribune Company	34,000	999,600

		8,062,725

Railroads & Equipment - 0.05%
CSX Corp.	7,500	338,100
Union Pacific Corp.	800	92,120

		430,220

Retail Grocery - 1.08%
Safeway, Inc.	121,700	4,141,451
SUPERVALU, Inc.	29,833	1,381,864
The Kroger Company	159,600	4,489,548

		10,012,863

Retail Trade - 13.11%
Abercrombie & Fitch Company, Class A	22,800	1,663,944
American Eagle Outfitters, Inc.	79,950	2,051,517
Bed Bath & Beyond, Inc. *	84,600	3,044,754
Best Buy Company, Inc.	15,300	714,051
CarMax, Inc. *	32,300	823,650
Costco Wholesale Corp.	12,700	743,204
Dollar General Corp.	72,600	1,591,392
Family Dollar Stores, Inc.	50,400	1,729,728
Foot Locker, Inc.	3,200	69,760
Gap, Inc.	47,800	912,980
Home Depot, Inc.	595,200	23,421,120
J.C. Penney Company, Inc.	14,000	1,013,320
Kohl’s Corp. *	139,100	9,880,273
Limited Brands, Inc.	56,100	1,539,945
Lowe’s Companies, Inc.	433,900	13,316,391
Nordstrom, Inc.	39,300	2,009,016
PetSmart, Inc.	23,900	775,555
Ross Stores, Inc.	12,600	388,080

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Sears Holdings Corp. *	6,300	$1,067,850
Staples, Inc.	153,100	3,633,063
Target Corp.	122,000	7,759,200
The TJX Companies, Inc.	76,500	2,103,750
Tiffany & Company	19,200	1,018,752
Walgreen Company	85,700	3,731,378
Wal-Mart Stores, Inc.	758,300	36,481,813

		121,484,486

Sanitary Services - 0.11%
Ecolab, Inc.	11,200	478,240
Waste Management, Inc.	13,600	531,080

		1,009,320

Semiconductors - 1.06%
Intel Corp.	334,900	7,957,224
KLA-Tencor Corp.	11,400	626,430
Novellus Systems, Inc. *	25,400	720,598
Xilinx, Inc.	18,900	505,953

		9,810,205

Software - 4.04%
Adobe Systems, Inc. *	10,600	425,590
BMC Software, Inc. *	16,700	506,010
Citrix Systems, Inc. *	2,800	94,276
Intuit, Inc. *	19,400	583,552
Microsoft Corp.	968,900	28,553,483
Oracle Corp. *	367,000	7,233,570

		37,396,481

Telecommunications Equipment &
Services - 1.60%
Avaya, Inc. *	21,900	368,796
Verizon Communications, Inc.	351,200	14,458,904

		14,827,700

Telephone - 3.03%
AT&T, Inc.	655,522	27,204,163
CenturyTel, Inc.	17,300	848,565

		28,052,728

Tires & Rubber - 0.14%
Goodyear Tire & Rubber Company *	37,100	1,289,596

Tobacco - 0.60%
Altria Group, Inc.	37,200	2,609,208
UST, Inc.	54,600	2,932,566

		5,541,774

Toys, Amusements & Sporting Goods - 0.35%
Hasbro, Inc.	24,200	760,122
Mattel, Inc.	99,300	2,511,297

		3,271,419

Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	12,100	635,492

The accompanying notes are an integral part of the financial statements.          333

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Trucking & Freight - 0.58%
FedEx Corp.	48,400	$5,370,948

TOTAL COMMON STOCKS (Cost $841,178,866)		$910,190,389

SHORT TERM INVESTMENTS - 0.08%
John Hancock Cash Investment Trust (c)	$710,175	$710,175

TOTAL SHORT TERM INVESTMENTS (Cost $710,175)		$710,175

REPURCHASE AGREEMENTS - 1.68%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $15,601,978 on 07/02/2007, collateralized by $15,890,000 Federal Home Loan Mortgage Corp., 5.80% due 04/23/2014 (valued at $15,909,863, including interest)	$15,596,000	$15,596,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,596,000)		$15,596,000

Total Investments (U.S. Core Trust) (Cost $857,485,041) - 100.00%		$926,496,564
Other Assets in Excess of Liabilities - 0.00%		8,238

TOTAL NET ASSETS - 100.00%		$926,504,802

U.S. Global Leaders Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.71%

Biotechnology - 5.22%
Genzyme Corp. *	615,273	$39,623,581

Business Services - 6.22%
Automatic Data Processing, Inc.	974,652	47,241,382

Cosmetics & Toiletries - 8.63%
Colgate-Palmolive Company	448,233	29,067,910
Procter & Gamble Company	595,363	36,430,262

		65,498,172

Financial Services - 3.86%
State Street Corp. (c)	428,336	29,298,182

Food & Beverages - 11.77%
PepsiCo, Inc.	579,900	37,606,515
Sysco Corp.	871,247	28,742,439
The Coca-Cola Company	439,475	22,988,937

		89,337,891

Healthcare Products - 10.73%
Johnson & Johnson	494,896	30,495,491
Medtronic, Inc.	558,508	28,964,225

U.S. Global Leaders Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Stryker Corp.	348,000	$21,955,320

		81,415,036

Holdings Companies/Conglomerates - 6.23%
General Electric Company	1,236,301	47,325,602

Hotels & Restaurants - 3.05%
Starbucks Corp. *	882,588	23,159,109

Insurance - 2.84%
American International Group, Inc.	307,556	21,538,147

Internet Retail - 3.09%
eBay, Inc. *	727,743	23,418,770

Leisure Time - 3.11%
Electronic Arts, Inc. *	498,414	23,584,951

Pharmaceuticals - 4.36%
Teva Pharmaceutical Industries, Ltd., SADR	803,027	33,124,864

Retail Grocery - 2.86%
Whole Foods Market, Inc. (a)	567,000	21,716,100

Retail Trade - 11.78%
Costco Wholesale Corp.	403,281	23,600,004
Lowe’s Companies, Inc.	964,000	29,585,160
Staples, Inc.	1,525,969	36,211,245

		89,396,409

Software - 7.14%
Microsoft Corp.	1,150,404	33,902,406
SAP AG, SADR (a)	397,400	20,295,218

		54,197,624

Telecommunications Equipment & Services - 3.83%
QUALCOMM, Inc.	669,300	29,040,927

Trucking & Freight - 3.99%
FedEx Corp.	272,800	30,272,616

TOTAL COMMON STOCKS (Cost $713,913,757)		$749,189,363

SHORT TERM INVESTMENTS - 5.64%
John Hancock Cash Investment Trust (c)	$42,808,310	$42,808,310

TOTAL SHORT TERM INVESTMENTS (Cost $42,808,310)		$42,808,310

REPURCHASE AGREEMENTS - 0.98%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $7,446,854 on 7/02/2007, collateralized by $7,820,000 Federal Home Loan Mortgage Corp., 6.00% due 04/16/2037 (valued at $7,595,175, including interest)	$7,444,000	$7,444,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,444,000)		$7,444,000

Total Investments (U.S. Global Leaders Growth Trust) (Cost $764,166,067) - 105.33%		$799,441,673
Liabilities in Excess of Other Assets - (5.33)%		(40,468,468)

TOTAL NET ASSETS - 100.00%		$758,973,205

The accompanying notes are an integral part of the financial statements.          334

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Large Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.34%

Advertising - 0.63%
Getty Images, Inc. *	89,000	$4,255,090
Omnicom Group, Inc.	39,400	2,085,048

		6,340,138

Aerospace - 1.56%
Alliant Techsystems, Inc. *	14,000	1,388,100
Boeing Company	27,100	2,605,936
United Technologies Corp.	166,400	11,802,752

		15,796,788

Aluminum - 0.49%
Alcoa, Inc.	123,600	5,009,508

Apparel & Textiles - 0.46%
Hanesbrands, Inc. *	170,649	4,612,643

Auto Parts - 0.39%
Johnson Controls, Inc.	34,300	3,970,911

Automobiles - 1.04%
Ford Motor Company (a)	728,700	6,864,354
General Motors Corp.	95,700	3,617,460

		10,481,814

Banking - 3.15%
Commerce Bancorp, Inc.	48,900	1,808,811
Fifth Third Bancorp	118,400	4,708,768
Hudson City Bancorp, Inc.	405,100	4,950,322
SunTrust Banks, Inc.	31,800	2,726,532
Wachovia Corp.	344,700	17,665,875

		31,860,308

Biotechnology - 1.28%
Genentech, Inc. *	137,200	10,380,552
Millennium Pharmaceuticals, Inc. *	242,800	2,566,396

		12,946,948

Broadcasting - 0.50%
CBS Corp., Class B	149,000	4,964,680
Citadel Broadcasting Corp. (a)	21,979	141,765

		5,106,445

Building Materials & Construction - 0.58%
American Standard Companies, Inc.	99,800	5,886,204

Business Services - 2.02%
Affiliated Computer Services, Inc., Class A *	32,700	1,854,744
Automatic Data Processing, Inc.	35,900	1,740,073
Fluor Corp.	118,500	13,197,345
Paychex, Inc.	93,000	3,638,160

		20,430,322

Cable and Television - 1.43%
Comcast Corp., Class A *	111,900	3,146,628

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cable and Television (continued)
Time Warner Cable, Inc. *	56,800	$2,224,856
Time Warner Telecom, Inc., Class A *	191,800	3,855,180
Time Warner, Inc.	138,700	2,918,248
Viacom, Inc., Class B *	56,850	2,366,666

		14,511,578

Chemicals - 1.11%
E.I. Du Pont de Nemours & Company	14,300	727,012
Huntsman Corp.	10,200	247,962
Methanex Corp.	109,400	2,750,316
Potash Corp. of Saskatchewan, Inc.	87,900	6,853,563
Rohm & Haas Company	12,500	683,500

		11,262,353

Coal - 0.38%
Arch Coal, Inc.	111,900	3,894,120

Computers & Business Equipment - 6.47%
Brocade Communications Systems, Inc. *	675,400	5,281,628
Cisco Systems, Inc. *	822,300	22,901,055
Dell, Inc. *	234,100	6,683,555
Hewlett-Packard Company	73,200	3,266,184
SanDisk Corp. *	298,700	14,618,378
Seagate Technology	435,400	9,478,658
Sun Microsystems, Inc. *	622,400	3,273,824

		65,503,282

Cosmetics & Toiletries - 0.45%
Avon Products, Inc.	123,800	4,549,650

Crude Petroleum & Natural Gas - 0.20%
EOG Resources, Inc.	28,000	2,045,680

Drugs & Health Care - 0.89%
ImClone Systems, Inc. *	160,800	5,685,888
Wyeth	58,500	3,354,390

		9,040,278

Electrical Equipment - 0.63%
Cooper Industries, Ltd., Class A	57,400	3,276,966
Emerson Electric Company	66,800	3,126,240

		6,403,206

Electrical Utilities - 1.23%
CMS Energy Corp.	143,000	2,459,600
Edison International	104,600	5,870,152
The AES Corp. *	189,500	4,146,260

		12,476,012

Electronics - 1.03%
Flextronics International, Ltd. *	522,400	5,641,920
Jabil Circuit, Inc.	214,600	4,736,222

		10,378,142

Financial Services - 9.66%
American Capital Strategies, Ltd.	75,100	3,193,252
AmeriCredit Corp. *	94,400	2,506,320
Capital One Financial Corp.	62,900	4,933,876
Federal Home Loan Mortgage Corp.	89,500	5,432,650

The accompanying notes are an integral part of the financial statements.          335

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Federal National Mortgage Association	131,300	$8,577,829
Goldman Sachs Group, Inc.	11,500	2,492,625
IndyMac Bancorp, Inc. (a)	69,400	2,024,398
JP Morgan Chase & Company	341,592	16,550,132
Lehman Brothers Holdings, Inc.	77,200	5,752,944
Merrill Lynch & Company, Inc.	17,300	1,445,934
SLM Corp.	217,600	12,529,408
Washington Mutual, Inc.	452,200	19,281,808
Wells Fargo & Company	373,800	13,146,546

		97,867,722

Food & Beverages - 4.79%
Campbell Soup Company	21,700	842,177
Kraft Foods, Inc., Class A	307,304	10,832,466
PepsiCo, Inc.	190,400	12,347,440
Sara Lee Corp.	539,400	9,385,560
Sysco Corp.	142,900	4,714,271
The Coca-Cola Company	96,100	5,026,991
Unilever NV	172,600	5,354,052

		48,502,957

Furniture & Fixtures - 0.28%
Leggett & Platt, Inc.	128,900	2,842,245

Gas & Pipeline Utilities - 0.07%
NiSource, Inc.	34,400	712,424

Gold - 0.36%
Barrick Gold Corp.	126,300	3,671,541

Healthcare Products - 1.74%
Baxter International, Inc.	215,300	12,130,002
Medtronic, Inc.	105,400	5,466,044

		17,596,046

Healthcare Services - 1.57%
Cerner Corp. *	41,100	2,279,817
DaVita, Inc. *	104,250	5,616,990
UnitedHealth Group, Inc.	137,600	7,036,864
WellPoint, Inc. *	12,470	995,480

		15,929,151

Holdings Companies/Conglomerates - 3.31%
Berkshire Hathaway, Inc., Class A *	56	6,130,600
General Electric Company	715,600	27,393,168

		33,523,768

Homebuilders - 0.19%
Lennar Corp., Class A	53,200	1,944,992

Hotels & Restaurants - 1.10%
McDonald’s Corp.	56,000	2,842,560
Starbucks Corp. *	171,200	4,492,288
Starwood Hotels & Resorts Worldwide, Inc.	37,500	2,515,125
The Cheesecake Factory, Inc. *	52,400	1,284,848

		11,134,821

Household Products - 0.21%
Jarden Corp. *	50,000	2,150,500

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Industrial Machinery - 0.18%
Caterpillar, Inc.	23,000	$1,800,900

Insurance - 3.48%
AFLAC, Inc.	47,900	2,462,060
Ambac Financial Group, Inc.	23,700	2,066,403
American International Group, Inc.	160,487	11,238,905
Marsh & McLennan Companies, Inc.	248,800	7,682,944
MBIA, Inc.	32,000	1,991,040
Progressive Corp.	114,200	2,732,806
RenaissanceRe Holdings, Ltd.	28,300	1,754,317
XL Capital, Ltd., Class A	62,400	5,259,696

		35,188,171

International Oil - 4.12%
Anadarko Petroleum Corp.	43,000	2,235,570
Chevron Corp.	51,348	4,325,555
ConocoPhillips	9,800	769,300
Exxon Mobil Corp.	92,300	7,742,124
Royal Dutch Shell PLC, ADR, Class B	26,342	2,195,606
Royal Dutch Shell PLC, ADR	207,600	16,857,120
Weatherford International, Ltd. *	137,200	7,578,928

		41,704,203

Internet Content - 2.91%
Google, Inc., Class A *	42,400	22,191,312
Yahoo!, Inc. *	268,600	7,287,118

		29,478,430

Internet Retail - 0.94%
eBay, Inc. *	296,100	9,528,498

Internet Software - 0.21%
Symantec Corp. *	102,726	2,075,065

Leisure Time - 1.77%
Carnival Corp.	30,600	1,492,362
Las Vegas Sands Corp. *	86,500	6,607,735
Walt Disney Company	286,200	9,770,868

		17,870,965

Liquor - 0.17%
Anheuser-Busch Companies, Inc.	33,600	1,752,576

Manufacturing - 2.12%
Danaher Corp.	108,300	8,176,650
Illinois Tool Works, Inc.	180,000	9,754,200
Siemens AG SADR	24,500	3,504,970

		21,435,820

Mining - 0.25%
Newmont Mining Corp.	65,300	2,550,618

Petroleum Services - 2.95%
Baker Hughes, Inc.	85,600	7,201,528
BJ Services Company	191,600	5,449,104
Halliburton Company	52,600	1,814,700
Schlumberger, Ltd.	181,900	15,450,586

		29,915,918

The accompanying notes are an integral part of the financial statements.          336

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 7.14%
Allergan, Inc.	178,200	$10,271,448
AstraZeneca PLC, SADR	307,400	16,439,752
Bristol-Myers Squibb Company	182,700	5,766,012
Forest Laboratories, Inc. *	346,800	15,831,420
Pfizer, Inc.	260,500	6,660,985
Sanofi-Aventis, ADR (a)	195,900	7,888,893
Sepracor, Inc. *	112,000	4,594,240
Teva Pharmaceutical Industries, Ltd., SADR	118,100	4,871,625

		72,324,375

Real Estate - 0.32%
Douglas Emmett, Inc., REIT	54,500	1,348,330
General Growth Properties, Inc., REIT	27,670	1,465,126
Host Hotels & Resorts, Inc., REIT	17,508	404,785

		3,218,241

Retail Trade - 5.53%
Best Buy Company, Inc.	148,300	6,921,161
Costco Wholesale Corp.	28,400	1,661,968
Home Depot, Inc.	126,500	4,977,775
Lowe’s Companies, Inc.	598,400	18,364,896
Target Corp.	353,600	22,488,960
Urban Outfitters, Inc. *	64,600	1,552,338

		55,967,098

Semiconductors - 6.18%
Altera Corp.	338,000	7,479,940
Applied Materials, Inc.	647,100	12,857,877
Intel Corp.	513,900	12,210,264
KLA-Tencor Corp.	241,500	13,270,425
Lam Research Corp. *	47,400	2,436,360
Linear Technology Corp. (a)	107,900	3,903,822
Qimonda AG, SADR * (a)	93,200	1,439,940
Silicon Laboratories, Inc. *	55,000	1,903,550
Xilinx, Inc.	263,300	7,048,541

		62,550,719

Software - 3.74%
Microsoft Corp.	985,100	29,030,896
Navteq Corp. *	40,800	1,727,472
SAP AG, SADR (a)	138,900	7,093,623
VeriFone Holdings, Inc. *	600	21,150

		37,873,141

Telecommunications Equipment & Services - 2.40%
American Tower Corp., Class A *	57,800	2,427,600
Corning, Inc. *	207,400	5,299,070
Level 3 Communications, Inc. *	736,300	4,307,355
QUALCOMM, Inc.	211,700	9,185,663
Verizon Communications, Inc.	74,700	3,075,399

		24,295,087

Telephone - 0.81%
AT&T, Inc.	197,400	8,192,100

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Tobacco - 1.24%
Altria Group, Inc.	179,500	$12,590,130

Trucking & Freight - 1.68%
FedEx Corp.	15,300	1,697,841
United Parcel Service, Inc., Class B	209,400	15,286,200

		16,984,041

TOTAL COMMON STOCKS (Cost $855,695,719)		$985,678,593

CORPORATE BONDS - 0.28%

Automobiles - 0.28%
Ford Motor Company 4.25% due 12/15/2036	$2,282,000	2,862,997

TOTAL CORPORATE BONDS (Cost $2,296,183)		$2,862,997

SHORT TERM INVESTMENTS - 2.63%
John Hancock Cash Investment Trust (c)	$26,653,832	$26,653,832

TOTAL SHORT TERM INVESTMENTS (Cost $26,653,832)		$26,653,832

REPURCHASE AGREEMENTS - 1.12%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $11,310,334 on 07/02/2007, collateralized by $11,550,000 Federal National Mortgage Association, 5.125% due 01/02/2014 (valued at $11,535,563, including interest)	$11,306,000	$11,306,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,306,000)		$11,306,000

Total Investments (U.S. Large Cap Trust) (Cost $895,951,734) - 101.37%		$1,026,501,422
Liabilities in Excess of Other Assets - (1.37)%		(13,865,900)

TOTAL NET ASSETS - 100.00%		$1,012,635,522

U.S. Multi Sector Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.99%

Advertising - 0.12%
Omnicom Group, Inc.	36,200	$1,915,704

Aerospace - 1.12%
Alliant Techsystems, Inc. *	3,200	317,280
General Dynamics Corp.	41,000	3,207,020
Goodrich Corp.	2,500	148,900
Lockheed Martin Corp.	51,000	4,800,630
Northrop Grumman Corp.	39,500	3,075,865
Raytheon Company	24,700	1,331,083
Rockwell Collins, Inc.	6,700	473,288

The accompanying notes are an integral part of the financial statements.          337

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
United Technologies Corp.	58,900	$4,177,777

		17,531,843
Air Freight - 0.01%
ExpressJet Holdings, Inc. *	30,300	181,194

Aluminum - 0.02%
Alcoa, Inc.	9,300	376,929

Apparel & Textiles - 1.76%
Coach, Inc. *	134,700	6,383,433
Columbia Sportswear Company	13,900	954,652
Deckers Outdoor Corp. *	2,400	242,160
Jones Apparel Group, Inc.	47,300	1,336,225
Kellwood Company (a)	13,400	376,808
K-Swiss, Inc., Class A	15,300	433,449
Liz Claiborne, Inc.	63,700	2,376,010
Mohawk Industries, Inc. * (a)	13,200	1,330,428
NIKE, Inc., Class B	108,400	6,318,636
Oakley, Inc.	10,600	301,040
Polo Ralph Lauren Corp., Class A	9,700	951,667
Timberland Company, Class A *	10,200	256,938
VF Corp.	61,700	5,650,486
Wolverine World Wide, Inc.	22,100	612,391

		27,524,323

Auto Parts - 0.79%
American Axle & Manufacturing Holdings, Inc.	26,400	781,968
ArvinMeritor, Inc.	41,600	923,520
Autoliv, Inc.	7,400	420,838
AutoZone, Inc. *	51,700	7,063,254
Gentex Corp.	25,400	500,126
Genuine Parts Company	33,600	1,666,560
Johnson Controls, Inc.	5,300	613,581
Keystone Automotive Industries, Inc. *	3,500	144,795
TRW Automotive Holdings Corp. *	3,700	136,271

		12,250,913

Auto Services - 0.26%
AutoNation, Inc. *	117,000	2,625,480
Avis Budget Group, Inc. *	32,390	920,848
Copart, Inc. *	11,500	351,785
Lithia Motors, Inc., Class A	6,600	167,244

		4,065,357

Automobiles - 1.90%
Asbury Automotive Group, Inc.	5,200	129,740
Ford Motor Company (a)	890,100	8,384,742
General Motors Corp. (a)	312,100	11,797,380
PACCAR, Inc.	106,850	9,300,224

		29,612,086

Banking - 1.88%
1st Source Corp.	660	16,447
Anchor BanCorp Wisconsin, Inc.	5,500	144,045
Bank of America Corp.	257,500	12,589,175
BB&T Corp.	21,000	854,280

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
City Bank, Lynnwood, WA	1,500	$47,265
Comerica, Inc.	50,400	2,997,288
Downey Financial Corp. (a)	5,600	369,488
First Horizon National Corp.	12,900	503,100
FirstFed Financial Corp. *	6,400	363,072
Hancock Holding Company	4,600	172,730
ITLA Capital Corp.	2,400	125,088
National City Corp.	305,000	10,162,600
UnionBanCal Corp.	14,000	835,800
Whitney Holding Corp.	4,700	141,470

		29,321,848

Biotechnology - 0.13%
Applera Corp.	47,600	1,453,704
Immucor, Inc. *	17,200	481,084
Techne Corp. *	2,900	165,909

		2,100,697

Broadcasting - 0.25%
Belo Corp., Class A	10,000	205,900
CBS Corp., Class B	63,200	2,105,824
Citadel Broadcasting Corp.	7,433	47,943
Liberty Media Corp. - Capital, Series A *	1,300	152,984
News Corp., Class A	68,300	1,448,643

		3,961,294

Building Materials & Construction - 0.41%
American Standard Companies, Inc.	59,700	3,521,106
EMCOR Group, Inc. *	16,700	1,217,430
Masco Corp.	50,800	1,446,276
RPM International, Inc.	6,600	152,526

		6,337,338

Business Services - 1.62%
ABM Industries, Inc.	11,300	291,653
Affiliated Computer Services, Inc., Class A *	29,100	1,650,552
Computer Sciences Corp. *	25,700	1,520,155
Convergys Corp. *	42,700	1,035,048
Deluxe Corp.	33,900	1,376,679
FactSet Research Systems, Inc.	21,600	1,476,360
First Data Corp.	95,400	3,116,718
Fiserv, Inc. *	82,400	4,680,320
Forrester Research, Inc. *	5,800	163,154
Manpower, Inc.	27,400	2,527,376
Moody’s Corp.	43,600	2,711,920
NCR Corp. *	5,700	299,478
On Assignment, Inc. *	18,300	196,176
Pitney Bowes, Inc.	48,300	2,261,406
Pre-Paid Legal Services, Inc. *	4,700	302,257
R.R. Donnelley & Sons Company	12,500	543,875
Resources Connection, Inc. *	11,800	391,524
ScanSource, Inc. *	4,300	137,557
Total Systems Services, Inc. (a)	18,300	540,033

The accompanying notes are an integral part of the financial statements.          338

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Tyler Technologies, Inc. *	4,200	$52,122

		25,274,363
Cable and Television - 0.85%
Comcast Corp., Class A *	224,200	6,304,504
DIRECTV Group, Inc. *	90,500	2,091,455
Time Warner, Inc.	234,400	4,931,776

		13,327,735
Cellular Communications - 0.07%
Telephone & Data Systems, Inc.	18,700	1,170,059

Chemicals - 0.85%
Air Products & Chemicals, Inc.	1,900	152,703
Albemarle Corp.	17,300	666,569
Cabot Corp.	6,400	305,152
Dow Chemical Company	67,000	2,962,740
E.I. Du Pont de Nemours & Company	59,500	3,024,980
Eastman Chemical Company	11,200	720,496
Georgia Gulf Corp. (a)	38,800	702,668
Hercules, Inc. *	17,900	351,735
Lubrizol Corp.	7,200	464,760
Lyondell Chemical Company	9,500	352,640
PolyOne Corp. *	19,400	139,486
PPG Industries, Inc.	35,900	2,732,349
Sensient Technologies Corp.	26,300	667,757

		13,244,035

Colleges & Universities - 0.30%
Career Education Corp. *	32,800	1,107,656
Corinthian Colleges, Inc. *	25,700	418,653
ITT Educational Services, Inc. *	26,500	3,110,570

		4,636,879

Commercial Services - 0.02%
PeopleSupport, Inc. * (a)	23,100	262,185
Vertrue, Inc. *	800	39,024

		301,209
Computers & Business Equipment - 6.52%
Apple, Inc. *	7,400	903,096
Avocent Corp. *	5,200	150,852
CDW Corp. *	48,300	4,104,051
Cisco Systems, Inc. *	487,200	13,568,520
Cognizant Technology Solutions Corp.,
Class A *	27,000	2,027,430
Dell, Inc. *	1,189,400	33,957,370
EMC Corp. *	98,700	1,786,470
Hewlett-Packard Company	59,800	2,668,276
Ingram Micro, Inc., Class A *	67,500	1,465,425
International Business Machines Corp.	318,500	33,522,125
Juniper Networks, Inc. *	6,100	153,537
Lexmark International, Inc. *	104,100	5,133,171
Tech Data Corp. *	44,500	1,711,470
Western Digital Corp. *	25,900	501,165

		101,652,958

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Construction Materials - 0.19%
Comfort Systems USA, Inc.	6,600	$93,588
Martin Marietta Materials, Inc.	1,000	162,020
Sherwin-Williams Company	41,700	2,771,799

		3,027,407

Containers & Glass - 0.26%
Bemis Company, Inc.	21,300	706,734
Greif, Inc., Class A	10,100	602,061
Owens-Illinois, Inc. *	18,700	654,500
Pactiv Corp. *	24,500	781,305
Sealed Air Corp.	16,300	505,626
Sonoco Products Company	19,100	817,671

		4,067,897

Cosmetics & Toiletries - 1.29%
Alberto-Culver Company	35,300	837,316
Avon Products, Inc.	66,700	2,451,225
Chattem, Inc. * (a)	5,000	316,900
Colgate-Palmolive Company	19,800	1,284,030
Estee Lauder Companies, Inc., Class A	56,300	2,562,213
International Flavors & Fragrances, Inc.	28,300	1,475,562
Kimberly-Clark Corp.	167,300	11,190,697

		20,117,943

Crude Petroleum & Natural Gas - 0.53%
Apache Corp.	16,900	1,378,871
Devon Energy Corp.	20,900	1,636,261
Harvest Natural Resources, Inc. *	14,700	175,077
Marathon Oil Corp.	31,000	1,858,760
Occidental Petroleum Corp.	54,300	3,142,884

		8,191,853

Domestic Oil - 0.06%
Holly Corp. (a)	11,900	882,861

Drugs & Health Care - 0.03%
Molina Healthcare, Inc. *	14,400	439,488

Educational Services - 0.12%
Apollo Group, Inc., Class A *	32,500	1,898,975

Electrical Equipment - 0.50%
Anixter International, Inc. *	3,800	285,798
Emerson Electric Company	97,800	4,577,040
FLIR Systems, Inc. *	23,200	1,073,000
Genlyte Group, Inc. *	7,600	596,904
Molex, Inc.	25,400	762,254
Varian, Inc. *	8,000	438,640

		7,733,636

Electrical Utilities - 0.61%
American Electric Power Company, Inc.	44,700	2,013,288
CenterPoint Energy, Inc.	8,200	142,680
DTE Energy Company	8,500	409,870
Edison International	2,600	145,912
Entergy Corp.	35,000	3,757,250
Great Plains Energy, Inc.	8,900	259,168
NSTAR	15,600	506,220

The accompanying notes are an integral part of the financial statements.          339

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
The AES Corp. *	75,900	$1,660,692
Xcel Energy, Inc.	29,500	603,865

		9,498,945

Electronics - 0.12%
Amphenol Corp., Class A	16,300	581,095
Arrow Electronics, Inc. *	3,600	138,348
Avnet, Inc. *	16,900	669,916
Cubic Corp.	2,200	66,396
II-VI, Inc. *	5,300	144,001
Rogers Corp. *	4,300	159,100
Synopsys, Inc. *	5,200	137,436

		1,896,292

Energy - 0.03%
Energen Corp.	8,000	439,520

Financial Services - 4.36%
A.G. Edwards, Inc.	4,000	338,200
Citigroup, Inc.	510,900	26,204,061
Countrywide Financial Corp.	42,200	1,533,970
Eaton Vance Corp.	3,400	150,212
Federal Home Loan Mortgage Corp.	48,500	2,943,950
Federal National Mortgage Association	341,700	22,323,261
Franklin Resources, Inc.	3,100	410,657
Goldman Sachs Group, Inc.	20,500	4,443,375
Investors Financial Services Corp.	10,800	666,036
Knight Capital Group, Inc. *	12,700	210,820
MCG Capital Corp.	12,100	193,842
Merrill Lynch & Company, Inc.	1,700	142,086
MoneyGram International, Inc.	23,700	662,415
Morgan Stanley (c)	49,100	4,118,508
Raymond James Financial, Inc.	12,050	372,345
SEI Investments Company	68,800	1,997,952
Student Loan Corp.	1,100	224,290
The First Marblehead Corp. (a)	10,900	421,176
Washington Mutual, Inc.	3,400	144,976
World Acceptance Corp. *	11,500	491,395

		67,993,527

Food & Beverages - 2.78%
Campbell Soup Company	23,700	919,797
Chiquita Brands International, Inc. * (a)	8,200	155,472
Coca-Cola Enterprises, Inc.	22,600	542,400
ConAgra Foods, Inc.	116,700	3,134,562
Corn Products International, Inc.	9,700	440,865
General Mills, Inc.	31,400	1,834,388
H.J. Heinz Company	45,300	2,150,391
Hormel Foods Corp.	32,900	1,228,815
J.M. Smucker Company	10,800	687,528
Kraft Foods, Inc., Class A	191,076	6,735,429
McCormick & Company, Inc.	32,800	1,252,304
Pepsi Bottling Group, Inc.	59,800	2,014,064
Performance Food Group Company *	29,700	964,953
Pilgrim’s Pride Corp. (a)	4,000	152,680

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Ralcorp Holdings, Inc. *	11,800	$630,710
Sara Lee Corp.	88,500	1,539,900
Sysco Corp.	160,700	5,301,493
The Coca-Cola Company	198,000	10,357,380
Tyson Foods, Inc., Class A	144,700	3,333,888

		43,377,019

Forest Products - 0.09%
Weyerhaeuser Company	17,600	1,389,168

Furniture & Fixtures - 0.23%
American Woodmark Corp. (a)	16,400	567,440
Ethan Allen Interiors, Inc.	24,800	849,400
Furniture Brands International, Inc. (a)	41,200	585,040
Kimball International, Inc., Class B	3,200	44,832
La-Z-Boy, Inc. (a)	19,400	222,324
Leggett & Platt, Inc.	59,300	1,307,565

		3,576,601

Gas & Pipeline Utilities - 0.02%
NiSource, Inc.	18,500	383,135

Healthcare Products - 4.25%
Bausch & Lomb, Inc.	5,100	354,144
Baxter International, Inc.	77,300	4,355,082
Becton, Dickinson & Company	51,400	3,829,300
Biomet, Inc.	47,400	2,167,128
C.R. Bard, Inc.	14,700	1,214,661
CONMED Corp. *	7,500	219,600
DENTSPLY International, Inc.	4,100	156,866
IDEXX Laboratories, Inc. *	7,700	728,651
Johnson & Johnson	564,100	34,759,842
Patterson Companies, Inc. *	44,000	1,639,880
Respironics, Inc. *	3,300	140,547
Stryker Corp.	108,300	6,832,647
USANA Health Sciences, Inc. * (a)	11,100	496,614
Zimmer Holdings, Inc. *	110,200	9,354,878

		66,249,840

Healthcare Services - 3.51%
AMERIGROUP Corp. *	22,000	523,600
Apria Healthcare Group, Inc. *	31,400	903,378
Cardinal Health, Inc.	169,600	11,980,544
Coventry Health Care, Inc. *	6,700	386,255
Express Scripts, Inc. *	177,000	8,851,770
Health Net, Inc. *	8,200	432,960
Kindred Healthcare, Inc. *	19,200	589,824
Lincare Holdings, Inc. *	48,500	1,932,725
McKesson Corp.	179,500	10,705,380
Medco Health Solutions, Inc. *	6,200	483,538
Quest Diagnostics, Inc.	122,100	6,306,465
UnitedHealth Group, Inc.	227,000	11,608,780

		54,705,219

Holdings Companies/Conglomerates - 0.02%
Textron, Inc.	1,400	154,154

The accompanying notes are an integral part of the financial statements.          340

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Holdings Companies/Conglomerates
(continued)
United Industrial Corp.	3,800	$227,924

		382,078

Homebuilders - 0.45%
Centex Corp.	20,600	826,060
D.R. Horton, Inc.	43,200	860,976
KB Home	14,500	570,865
Lennar Corp., Class A	23,200	848,192
M.D.C. Holdings, Inc.	9,400	454,584
M/I Homes, Inc. (a)	46,900	1,247,540
Pulte Homes, Inc.	50,200	1,126,990
Toll Brothers, Inc. *	45,500	1,136,590

		7,071,797

Hotels & Restaurants - 1.69%
Applebee’s International, Inc.	49,600	1,195,360
Brinker International, Inc.	52,250	1,529,357
CBRL Group, Inc.	23,800	1,011,024
CEC Entertainment, Inc. *	13,700	482,240
Choice Hotels International, Inc.	3,800	150,176
Jack in the Box, Inc. *	23,100	1,638,714
Marriott International, Inc., Class A	58,800	2,542,512
McDonald’s Corp.	149,000	7,563,240
Papa John’s International, Inc. *	19,600	563,696
Ruby Tuesday, Inc.	5,900	155,347
Starbucks Corp. *	223,600	5,867,264
Yum! Brands, Inc.	110,600	3,618,832

		26,317,762

Household Products - 0.44%
Blyth, Inc.	32,000	850,560
Church & Dwight, Inc.	11,400	552,444
Energizer Holdings, Inc. *	25,700	2,559,720
Newell Rubbermaid, Inc.	14,000	412,020
Select Comfort Corp. *	28,750	466,325
Tempur-Pedic International, Inc. (a)	27,000	699,300
The Clorox Company	16,700	1,037,070
Tupperware Brands Corp.	7,800	224,172

		6,801,611

Industrial Machinery - 0.63%
AGCO Corp. *	28,400	1,232,844
Cascade Corp.	2,700	211,788
Crane Company	7,800	354,510
Cummins, Inc.	10,300	1,042,463
Deere & Company	14,200	1,714,508
Graco, Inc.	2,400	96,672
ITT Corp.	6,100	416,508
Lincoln Electric Holdings, Inc.	15,900	1,180,416
Middleby Corp. *	3,400	203,388
NACCO Industries, Inc., Class A	2,200	342,078
Pall Corp.	10,300	473,697
Tennant Company	5,200	189,800

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
W.W. Grainger, Inc.	26,200	$2,437,910

		9,896,582

Industrials - 0.00%
Lawson Products, Inc.	1,400	54,180

Insurance - 5.60%
ACE, Ltd.	7,800	487,656
Aetna, Inc.	40,400	1,995,760
AFLAC, Inc.	174,200	8,953,880
Allstate Corp.	257,500	15,838,825
Ambac Financial Group, Inc.	54,900	4,786,731
American Financial Group, Inc.	9,950	339,792
American International Group, Inc.	17,900	1,253,537
Brown & Brown, Inc.	57,000	1,432,980
Chubb Corp.	16,300	882,482
CIGNA Corp.	62,100	3,242,862
Cincinnati Financial Corp.	7,600	329,840
CNA Financial Corp.	2,900	138,301
CNA Surety Corp. *	1,400	26,474
Commerce Group, Inc.	32,900	1,142,288
Erie Indemnity Company, Class A	5,800	313,432
First American Corp.	30,300	1,499,850
Harleysville Group, Inc.	3,500	116,760
LandAmerica Financial Group, Inc.	14,300	1,379,807
Lincoln National Corp.	16,385	1,162,516
Markel Corp. *	1,700	823,752
MBIA, Inc.	31,500	1,959,930
MetLife, Inc.	34,100	2,198,768
MGIC Investment Corp.	41,400	2,354,004
National Western Life Insurance Company,
Class A *	800	202,336
Nationwide Financial Services, Inc., Class A	13,000	821,860
Odyssey Re Holdings Corp.	5,700	244,473
Old Republic International Corp.	96,025	2,041,492
Philadelphia Consolidated Holding Corp. *	9,300	388,740
PMI Group, Inc.	66,300	2,961,621
Presidential Life Corp.	9,000	176,940
Progressive Corp.	180,700	4,324,151
Protective Life Corp.	22,500	1,075,725
Prudential Financial, Inc.	18,100	1,759,863
Radian Group, Inc.	25,400	1,371,600
Reinsurance Group of America, Inc.	9,200	554,208
SAFECO Corp.	31,100	1,936,286
Stancorp Financial Group, Inc.	3,800	199,424
Stewart Information Services Corp.	10,700	426,181
The Travelers Companies, Inc.	111,700	5,975,950
Torchmark Corp.	81,000	5,427,000
Transatlantic Holdings, Inc.	6,300	448,119
Triad Guaranty, Inc. *	10,500	419,265
Universal American Financial Corp. *	2,100	44,688
UnumProvident Corp.	98,400	2,569,224

The accompanying notes are an integral part of the financial statements.          341

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
W.R. Berkley Corp.	41,800	$1,360,172

		87,389,545

International Oil - 9.17%
Anadarko Petroleum Corp.	91,500	4,757,085
Chevron Corp.	348,400	29,349,216
ConocoPhillips	60,600	4,757,100
Exxon Mobil Corp.	1,241,600	104,145,408

		143,008,809

Internet Retail - 0.01%
IAC/InterActiveCorp. *	4,300	148,823

Internet Software - 0.02%
McAfee, Inc. *	8,800	309,760

Leisure Time - 0.37%
Carnival Corp.	34,300	1,672,811
International Game Technology	3,700	146,890
Polaris Industries, Inc. (a)	12,000	649,920
Walt Disney Company	96,800	3,304,752

		5,774,373

Life Sciences - 0.12%
Waters Corp. *	30,700	1,822,352

Liquor - 0.95%
Anheuser-Busch Companies, Inc.	283,800	14,803,008

Manufacturing - 2.41%
Acuity Brands, Inc.	13,400	807,752
AptarGroup, Inc.	4,000	142,240
Carlisle Companies, Inc.	15,500	720,905
Danaher Corp.	137,400	10,373,700
Harley-Davidson, Inc.	202,400	12,065,064
Honeywell International, Inc.	27,500	1,547,700
Illinois Tool Works, Inc.	160,300	8,686,657
Mettler-Toledo International, Inc. *	1,500	143,265
Nordson Corp.	4,300	215,688
Tyco International, Ltd.	84,700	2,862,013

		37,564,984

Medical-Hospitals - 0.12%
Manor Care, Inc.	14,800	966,292
Universal Health Services, Inc., Class B	14,700	904,050

		1,870,342

Metal & Metal Products - 0.21%
Commercial Metals Company	4,400	148,588
Metal Management, Inc.	6,100	268,827
Mueller Industries, Inc.	18,300	630,252
Precision Castparts Corp.	7,700	934,472
Reliance Steel & Aluminum Company	2,500	140,650
Southern Copper Corp. (a)	12,100	1,140,546

		3,263,335

Mining - 0.02%
AMCOL International Corp.	5,300	144,743

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Mining (continued)
Cleveland-Cliffs, Inc.	1,800	$139,806

		284,549

Mobile Homes - 0.14%
Thor Industries, Inc. (a)	42,400	1,913,936
Winnebago Industries, Inc. (a)	6,700	197,784

		2,111,720

Newspapers - 0.01%
Lee Enterprises, Inc.	9,500	198,170

Office Furnishings & Supplies - 0.07%
Avery Dennison Corp.	2,300	152,904
Herman Miller, Inc.	8,600	271,760
IKON Office Solutions, Inc.	20,800	324,688
OfficeMax, Inc.	8,400	330,120

		1,079,472

Paper - 0.01%
Temple-Inland, Inc.	2,400	147,672

Petroleum Services - 0.07%
Tesoro Petroleum Corp.	19,400	1,108,710

Pharmaceuticals - 9.52%
Abbott Laboratories	83,700	4,482,135
AmerisourceBergen Corp.	174,800	8,647,356
Barr Pharmaceuticals, Inc. *	4,000	200,920
Bristol-Myers Squibb Company	38,400	1,211,904
Forest Laboratories, Inc. *	332,500	15,178,625
King Pharmaceuticals, Inc. *	76,000	1,554,960
Medicis Pharmaceutical Corp., Class A (a)	3,500	106,890
Merck & Company, Inc.	1,397,900	69,615,420
Pfizer, Inc.	1,670,800	42,722,356
Schering-Plough Corp.	155,900	4,745,596

		148,466,162

Plastics - 0.01%
Spartech Corp.	6,100	161,955

Publishing - 0.87%
Consolidated Graphics, Inc. *	2,700	187,056
Gannett Company, Inc.	174,700	9,599,765
McGraw-Hill Companies, Inc.	26,800	1,824,544
Scholastic Corp. *	9,300	334,242
Tribune Company	41,100	1,208,340
Valassis Communications, Inc. *	22,100	379,899

		13,533,846

Railroads & Equipment - 0.01%
CSX Corp.	3,600	162,288

Real Estate - 0.18%
American Home Mortgage Investment Corp., REIT (a)	8,400	154,392
Annaly Capital Management, Inc., REIT	37,400	539,308
Entertainment Properties Trust, REIT	2,500	134,450
Impac Mortgage Holdings, Inc., REIT (a)	44,300	204,223
iStar Financial, Inc., REIT	17,200	762,476

The accompanying notes are an integral part of the financial statements.          342

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
New Century Financial Corp., REIT (a)	13,300	$5,386
Newcastle Investment Corp., REIT	11,700	293,319
Redwood Trust, Inc., REIT (a)	14,900	720,862

		2,814,416

Retail Grocery - 0.88%
Ingles Markets, Inc.	6,000	206,700
Nash Finch Company	11,100	549,450
Ruddick Corp.	6,200	186,744
Safeway, Inc.	165,700	5,638,771
SUPERVALU, Inc.	26,479	1,226,507
The Kroger Company	213,200	5,997,316

		13,805,488

Retail Trade - 13.17%
Abercrombie & Fitch Company, Class A	29,300	2,138,314
Advance Auto Parts, Inc.	3,600	145,908
Aeropostale, Inc. *	3,200	133,376
American Eagle Outfitters, Inc.	102,300	2,625,018
Bed Bath & Beyond, Inc. *	175,300	6,309,047
Best Buy Company, Inc.	26,800	1,250,756
Big Lots, Inc. *	4,500	132,390
CarMax, Inc. *	11,000	280,500
Chico’s FAS, Inc. *	5,800	141,172
Costco Wholesale Corp.	26,800	1,568,336
Dollar General Corp.	27,800	609,376
Dollar Tree Stores, Inc. *	50,100	2,181,855
Family Dollar Stores, Inc.	69,300	2,378,376
First Cash Financial Services, Inc. *	14,600	342,224
Foot Locker, Inc.	18,000	392,400
Fossil, Inc. *	48,400	1,427,316
Gap, Inc.	89,100	1,701,810
Home Depot, Inc.	1,103,700	43,430,595
J.C. Penney Company, Inc.	5,400	390,852
Kohl’s Corp. *	240,500	17,082,715
Limited Brands, Inc.	63,600	1,745,820
Lowe’s Companies, Inc.	872,300	26,770,887
NBTY, Inc. *	26,500	1,144,800
Nordstrom, Inc.	29,600	1,513,152
PetSmart, Inc.	13,100	425,095
RadioShack Corp.	28,300	937,862
Regis Corp.	9,200	351,900
Rent-A-Center, Inc. *	13,600	356,728
Rite Aid Corp. *	128,200	817,916
Ross Stores, Inc.	19,300	594,440
Sonic Automotive, Inc.	6,800	196,996
Staples, Inc.	237,900	5,645,367
Talbots, Inc. (a)	3,000	75,090
Target Corp.	168,700	10,729,320
The Buckle, Inc.	3,800	149,720
The Men’s Wearhouse, Inc.	6,400	326,848
The TJX Companies, Inc.	54,300	1,493,250
Tiffany & Company	14,000	742,840

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Walgreen Company	89,400	$3,892,476
Wal-Mart Stores, Inc.	1,301,400	62,610,354
Zale Corp. *	11,900	283,339

		205,466,536

Sanitary Services - 0.18%
Ecolab, Inc.	39,300	1,678,110
Waste Management, Inc.	30,300	1,183,215

		2,861,325

Semiconductors - 0.68%
Intel Corp.	341,500	8,114,040
KLA-Tencor Corp.	9,300	511,035
Novellus Systems, Inc. *	41,600	1,180,192
Varian Semiconductor Equipment
Associates, Inc. *	3,600	144,216
Xilinx, Inc.	26,400	706,728

		10,656,211

Software - 2.80%
Adobe Systems, Inc. *	7,400	297,110
BMC Software, Inc. *	21,600	654,480
Citrix Systems, Inc. *	21,700	730,639
Compuware Corp. *	27,700	328,522
Intuit, Inc. *	72,400	2,177,792
Manhattan Associates, Inc. *	6,300	175,833
Microsoft Corp.	1,021,500	30,103,605
Oracle Corp. *	441,500	8,701,965
Sybase, Inc. *	23,300	556,637

		43,726,583

Steel - 0.13%
Ryerson, Inc.	4,200	158,130
United States Steel Corp.	17,000	1,848,750

		2,006,880

Telecommunications Equipment & Services - 0.79%
Avaya, Inc. *	11,000	185,240
Polycom, Inc. *	25,900	870,240
UTStarcom, Inc. * (a)	20,400	114,444
Verizon Communications, Inc.	272,800	11,231,176

		12,401,100

Telephone - 2.27%
AT&T, Inc.	812,805	33,731,408
CenturyTel, Inc.	34,000	1,667,700

		35,399,108

Tires & Rubber - 0.13%
Goodyear Tire & Rubber Company *	58,500	2,033,460

Tobacco - 0.34%
Altria Group, Inc.	19,400	1,360,716
Universal Corp.	8,900	542,188
UST, Inc.	64,300	3,453,553

		5,356,457

The accompanying notes are an integral part of the financial statements.          343

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Toys, Amusements & Sporting Goods - 0.27%
Hasbro, Inc.	28,000	$879,480
Mattel, Inc.	130,900	3,310,461

		4,189,941

Transportation - 0.40%
C.H. Robinson Worldwide, Inc.	50,500	2,652,260
Expeditors International of Washington, Inc.	59,500	2,457,350
Overseas Shipholding Group, Inc.	10,500	854,700
Saia, Inc. *	9,000	245,340

		6,209,650

Trucking & Freight - 0.97%
Arkansas Best Corp.	25,900	1,009,323
FedEx Corp.	117,100	12,994,587
Ryder Systems, Inc.	20,400	1,097,520

		15,101,430

TOTAL COMMON STOCKS (Cost $1,355,793,332)		$1,466,418,560

SHORT TERM INVESTMENTS - 2.23%
John Hancock Cash Investment Trust (c)	$34,826,857	$34,826,857

TOTAL SHORT TERM INVESTMENTS
(Cost $34,826,857)		$34,826,857

REPURCHASE AGREEMENTS - 5.66%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $88,366,861 on 07/02/2007, collateralized by $89,320,000 Federal Home Loan Mortgage Corp., 5.375% due 01/09/2014 (valued at $90,101,550, including interest)	$88,333,000	$88,333,000

TOTAL REPURCHASE AGREEMENTS
(Cost $88,333,000)		$88,333,000

Total Investments (U.S. Multi Sector Trust)
(Cost $1,478,953,189) - 101.88%		$1,589,578,417
Liabilities in Excess of Other Assets - (1.88)%		(29,355,749)

TOTAL NET ASSETS - 100.00%		$1,560,222,668

Utilities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 90.47%

Broadcasting - 1.33%
Citadel Broadcasting Corp. (a)	95,870	$618,361
Grupo Televisa SA, SADR *	62,580	1,727,834
News Corp., Class A	59,170	1,254,996

		3,601,191

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services - 0.35%
R.H. Donnelley Corp. *	12,600	$954,828

Cable and Television - 4.15%
Comcast Corp., Special Class A *	150,475	4,207,281
Rogers Communications, Inc., Class B	48,700	2,079,784
Time Warner Cable, Inc. *	125,100	4,900,167

		11,187,232

Cellular Communications - 5.15%
ALLTEL Corp.	18,100	1,222,655
America Movil SA de CV, Series L, ADR	48,360	2,994,935
Cellcom Israel, Ltd.	173,030	4,580,104
Hutchison Telecommunications
International, Ltd. *	465,000	599,478
Leap Wireless International, Inc. *	6,400	540,800
Mobile Telesystems, SADR *	33,300	2,016,981
Tim Participacoes SA (a)	55,900	1,926,873

		13,881,826

Crude Petroleum & Natural Gas - 1.73%
Apache Corp.	14,200	1,158,578
Gaz de France	15,900	805,885
Ultra Petroleum Corp. *	31,400	1,734,536
Venoco, Inc. *	51,580	962,999

		4,661,998

Electrical Utilities - 36.29%
AES Tiete SA	54,145,200	2,102,890
Ameren Corp.	32,500	1,592,825
American Electric Power Company, Inc.	145,600	6,557,824
Avista Corp.	5,800	124,990
British Energy Group PLC	150,170	1,629,755
CEZ AS	74,500	3,850,818
CMS Energy Corp.	286,800	4,932,960
Consolidated Edison, Inc.	69,900	3,153,888
Constellation Energy Group	76,401	6,659,875
Dominion Resources, Inc.	32,900	2,839,599
DPL, Inc.	111,700	3,165,578
DTE Energy Company (a)	68,000	3,278,960
Dynegy, Inc., Class A *	132,900	1,254,576
E.ON AG	41,800	7,023,819
Edison International	92,960	5,216,915
Enersis SA, ADR (a)	150,270	3,012,913
Entergy Corp.	11,100	1,191,585
Exelon Corp.	40,120	2,912,712
FirstEnergy Corp.	20,400	1,320,492
FPL Group, Inc.	78,430	4,450,118
Iberdrola SA	47,720	2,679,311
Integrys Energy Group, Inc.	28,800	1,461,024
International Power PLC	300,320	2,587,553
Mirant Corp. *	87,700	3,740,405
Northeast Utilities	14,200	402,712
Pepco Holdings, Inc.	98,700	2,783,340
PG&E Corp.	11,700	530,010
Portland General Electric Company	28,300	776,552

The accompanying notes are an integral part of the financial statements.          344

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
PPL Corp.	11,600	$542,764
Public Service Enterprise Group, Inc.	83,800	7,355,964
Red Electrica De Espana	80,100	3,766,369
Scottish & Southern Energy PLC	9,200	267,423
The AES Corp. *	101,160	2,213,381
Unified Energy Systems of Russia *	8,000	1,082,000
Wisconsin Energy Corp.	6,000	265,380
Xcel Energy, Inc.	57,400	1,174,978

		97,902,258

Energy - 7.62%
Covanta Holding Corp. *	54,510	1,343,671
MDU Resources Group, Inc.	117,600	3,297,504
NRG Energy, Inc. *	258,480	10,745,014
RWE AG	30,540	3,261,384
Sempra Energy	29,300	1,735,439
Trina Solar, Ltd., SADR *	3,400	174,930

		20,557,942

Gas & Pipeline Utilities - 11.23%
AGL Resources, Inc.	26,210	1,060,981
El Paso Corp.	209,900	3,616,577
Enagas	191,561	4,747,122
Enbridge, Inc.	7,900	266,663
Equitable Resources, Inc.	131,100	6,497,316
OAO Gazprom, SADR	27,800	1,164,820
Questar Corp.	55,520	2,934,232
Spectra Energy Corp.	66,600	1,728,936
Williams Companies, Inc.	261,811	8,278,464

		30,295,111

International Oil - 2.30%
Noble Corp.	26,860	2,619,387
Talisman Energy, Inc.	128,500	2,488,929
Total SA	13,300	1,083,532

		6,191,848

Petroleum Services - 1.02%
GlobalSantaFe Corp.	30,960	2,236,860
Halliburton Company	15,200	524,400

		2,761,260

Pollution Control - 0.11%
Suez SA	5,100	292,966

Sanitary Services - 0.56%
Veolia Environnement SA	19,143	1,501,839

Telecommunications Equipment & Services - 12.75%
American Tower Corp., Class A *	6,700	281,400
Citizens Communications Company	54,700	835,269
Embarq Corp.	52,700	3,339,599
Global Crossing, Ltd. *	20,100	379,488
Hellenic Telecommunications Organization SA	75,900	2,349,839
Iliad SA *	11,219	1,137,565
NTELOS Holdings Corp.	35,800	989,512

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment & Services (continued)
Orascom Telecom Holding SAE	32,400	$2,102,760
Philippine Long Distance Telephone Company	16,000	916,162
Philippine Long
Distance Telephone Company, SADR	16,200	926,640
Singapore Telecommunications, Ltd.	546,200	1,213,698
Tele Norte Leste Participacoes SA	6,900	274,414
Telecom Argentina SA, ADR, B Shares *	52,600	1,310,792
Telefonica SA	218,300	4,881,464
Telekom Austria AG	36,300	907,902
Telenor ASA	220,500	4,328,993
Telus Corp. - Non Voting Shares	34,470	2,033,748
Verizon Communications, Inc.	69,100	2,844,847
Vodafone Group PLC	989,100	3,329,461

		34,383,553

Telephone - 5.88%
AT&T, Inc.	206,100	8,553,150
Qwest Communications International, Inc. *	458,200	4,444,540
Telecom Egypt	42,600	131,261
Telecom Egypt	9,250	138,565
Windstream Corp.	176,468	2,604,668

		15,872,184

TOTAL COMMON STOCKS (Cost $199,780,004)		$244,046,036

PREFERRED STOCKS - 6.64%

Cable and Television - 0.50%
NET Servicos de Comunicacao SA *	81,700	1,353,840

Electrical Utilities - 3.55%
Eletropaulo Metropolitana de Sao Paulo SA	45,890,000	3,015,370
Entergy Corp. *	99,680	6,557,948

		9,573,318

Energy - 1.87%
NRG Energy, Inc. *	11,500	4,249,250
PNM Resources, Inc. * (a)	16,100	805,000

		5,054,250

Gas & Pipeline Utilities - 0.72%
El Paso Corp. *	1,320	1,925,550

TOTAL PREFERRED STOCKS (Cost $13,609,902)		$17,906,958

CORPORATE BONDS - 1.62%

Energy - 0.78%
Covanta Holding Corp.
1.00% due 02/01/2027	$237,000	243,814
Mirant North America LLC
7.375% due 12/31/2013	500,000	511,250
Reliant Energy, Inc.
7.625% due 06/15/2014	1,380,000	1,345,500

		2,100,564

The accompanying notes are an integral part of the financial statements.          345

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services - 0.84%
Embarq Corp.
7.082% due 06/01/2016	$1,570,000	$1,578,795
Level 3 Communications, Inc.
3.50% due 06/15/2012	560,000	706,300

		2,285,095

TOTAL CORPORATE BONDS (Cost $4,421,726)		$4,385,659

CONVERTIBLE BONDS - 0.25%

Coal - 0.25%
Peabody Energy Corp.
4.75% due 12/15/2066	640,000	676,000

TOTAL CONVERTIBLE BONDS (Cost $689,314)		$676,000

SHORT TERM INVESTMENTS - 2.89%
CRC Funding LLC
5.30% due 07/02/2007	$1,689,000	$1,688,749
John Hancock Cash Investment Trust (c)	6,099,658	6,099,658

TOTAL SHORT TERM INVESTMENTS (Cost $7,788,407)		$7,788,407

Total Investments (Utilities Trust)
(Cost $226,289,353) - 101.87%		$274,803,060
Liabilities in Excess of Other Assets - (1.87)%		(5,046,673)

TOTAL NET ASSETS - 100.00%		$269,756,387

Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.73%

Aerospace - 2.92%
Goodrich Corp.	186,290	$11,095,432

Banking - 4.04%
Hudson City Bancorp, Inc.	641,340	7,837,175
Northern Trust Corp.	117,500	7,548,200

		15,385,375

Biotechnology - 1.96%
Affymetrix, Inc. *	299,390	7,451,817

Business Services - 2.21%
Pitney Bowes, Inc.	179,420	8,400,444

Chemicals - 2.21%
Valspar Corp.	295,870	8,405,667

Commercial Services - 2.64%
Live Nation, Inc. *	448,922	10,046,874

Computers & Business Equipment - 6.38%
Diebold, Inc.	251,110	13,107,943
Juniper Networks, Inc. *	443,250	11,156,603

		24,264,546

Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries - 4.96%
Estee Lauder Companies, Inc., Class A	201,500	$9,170,265
International Flavors & Fragrances, Inc.	185,970	9,696,476

		18,866,741

Crude Petroleum & Natural Gas - 2.15%
Newfield Exploration Company *	179,300	8,167,115

Educational Services - 2.50%
Apollo Group, Inc., Class A *	162,960	9,521,753

Electrical Utilities - 8.42%
American Electric Power Company, Inc.	154,960	6,979,398
Constellation Energy Group	119,069	10,379,245
DPL, Inc.	122,800	3,480,152
Entergy Corp.	32,980	3,540,403
Wisconsin Energy Corp.	173,440	7,671,251

		32,050,449

Electronics - 1.46%
Flextronics International, Ltd. *	516,231	5,575,295

Energy - 2.66%
McDermott International, Inc. *	121,680	10,114,042

Financial Services - 6.52%
Charles Schwab Corp.	358,420	7,354,778
Invesco PLC, ADR	320,960	8,296,816
Lazard, Ltd., Class A	158,570	7,140,407
People’s United Financial, Inc.	113,730	2,016,433

		24,808,434

Food & Beverages - 2.53%
ConAgra Foods, Inc.	359,050	9,644,083

Gas & Pipeline Utilities - 2.37%
El Paso Corp.	523,340	9,017,148

Healthcare Products - 4.53%
Beckman Coulter, Inc.	150,890	9,759,566
Owens & Minor, Inc.	213,980	7,476,461

		17,236,027

Healthcare Services - 3.99%
Healthsouth Corp. *	403,654	7,310,174
Omnicare, Inc.	218,600	7,882,716

		15,192,890

Household Products - 2.96%
Fortune Brands, Inc.	48,750	4,015,538
Newell Rubbermaid, Inc.	246,380	7,250,963

		11,266,501

Industrial Machinery - 1.85%
Cameron International Corp. *	98,710	7,054,804

Insurance - 11.55%
ACE, Ltd.	144,610	9,041,017
Allied World Assurance Holdings, Ltd.	216,040	11,072,050
Aspen Insurance Holdings, Ltd.	283,630	7,961,494
Conseco, Inc. *	263,860	5,512,036

The accompanying notes are an integral part of the financial statements.          346

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Marsh & McLennan Companies, Inc.	335,140	$10,349,123

		43,935,720

International Oil - 2.86%
Hess Corp.	184,750	10,892,860

Internet Retail - 0.97%
Amazon.com, Inc. *	54,120	3,702,349

Investment Companies - 3.28%
KKR Financial Holdings LLC	327,800	8,165,498
Market Vectors Gold Miners ETF *	113,900	4,308,837

		12,474,335

Manufacturing - 1.18%
Pentair, Inc.	116,920	4,509,604

Office Furnishings & Supplies - 2.06%
Office Depot, Inc. *	258,110	7,820,733

Retail Trade - 2.50%
Rite Aid Corp. *	1,489,530	9,503,201

Telecommunications Equipment &
Services - 2.07%
Andrew Corp. *	288,930	4,172,149
Embarq Corp.	58,230	3,690,035

		7,862,184

TOTAL COMMON STOCKS (Cost $303,296,457)		$364,266,423

SHORT TERM INVESTMENTS - 4.88%
Federal Home Loan Bank Discount Notes
4.80% due 07/02/2007	$18,580,000	$18,577,523

TOTAL SHORT TERM INVESTMENTS (Cost $18,577,522)		$18,577,523

Total Investments (Value Trust)
(Cost $321,873,979) - 100.61%		$382,843,946
Liabilities in Excess of Other Assets - (0.61)%		(2,308,316)

TOTAL NET ASSETS - 100.00%		$380,535,630

Value & Restructuring Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.95%

Aerospace - 2.71%
Empresa Brasileira de Aeronautica SA, ADR (a)	115,495	$5,568,014
United Technologies Corp.	74,328	5,272,085

		10,840,099
Air Travel - 2.81%
Copa Holdings SA, Class A	90,246	6,068,141
Gol-Linhas Aereas Inteligentes SA (a)	156,903	5,176,230

		11,244,371

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Auto Services - 0.62%
RSC Holdings, Inc. *	123,125	$2,462,500

Broadcasting - 1.01%
CBS Corp., Class B	120,583	4,017,826

Building Materials & Construction - 0.57%
Eagle Materials, Inc. (a)	46,822	2,296,619

Cable and Television - 0.78%
EchoStar Communications Corp., Class A *	71,432	3,098,006

Cellular Communications - 3.68%
America Movil SA de CV, Series L, ADR	237,246	14,692,645

Chemicals - 4.14%
Celanese Corp., Series A	171,409	6,647,241
Lanxess AG	68,099	3,809,711
PPG Industries, Inc.	66,232	5,040,917
Tronox, Inc., Class A	72,107	1,036,899

		16,534,768

Coal - 4.02%
Alpha Natural Resources, Inc. *	150,805	3,135,236
CONSOL Energy, Inc.	200,335	9,237,447
Foundation Coal Holdings, Inc.	63,204	2,568,611
International Coal Group, Inc. * (a)	190,725	1,140,535

		16,081,829

Commercial Services - 1.07%
AerCap Holdings NV *	90,768	2,904,576
Horsehead Holding Corp. *	82,500	1,381,875

		4,286,451

Computers & Business Equipment - 1.01%
International Business Machines Corp.	38,492	4,051,283

Cosmetics & Toiletries - 0.96%
Avon Products, Inc.	104,802	3,851,473

Crude Petroleum & Natural Gas - 4.39%
Devon Energy Corp.	109,174	8,547,232
Noble Energy, Inc.	90,274	5,632,195
Pinnacle Gas Resources, Inc. *	26,600	207,214
W&T Offshore, Inc.	112,379	3,145,488

		17,532,129

Electrical Utilities - 0.49%
Enel SpA	181,801	1,960,143

Electronics - 0.84%
Harman International Industries, Inc.	28,852	3,369,914

Energy - 0.41%
Rosetta Resources, Inc. *	76,885	1,656,103

Financial Services - 14.34%
Capital One Financial Corp.	56,160	4,405,190
CIT Group, Inc.	86,672	4,752,226
Citigroup, Inc.	108,937	5,587,379
Federal Home Loan Mortgage Corp.	70,706	4,291,854
Invesco PLC, ADR	180,249	4,659,437
JP Morgan Chase & Company	96,893	4,694,466

The accompanying notes are an integral part of the financial statements.          347

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc.	79,223	$5,903,698
MasterCard, Inc., Class A	21,027	3,487,748
MCG Capital Corp.	152,159	2,437,587
Morgan Stanley (c)	92,244	7,737,427
People’s United Financial, Inc.	83,900	1,487,547
PNC Financial Services Group, Inc.	55,741	3,989,941
Washington Mutual, Inc.	90,803	3,871,840

		57,306,340

Food & Beverages - 1.43%
ConAgra Foods, Inc.	66,923	1,797,552
Dean Foods Company *	105,535	3,363,400
Vintage Wine Trust, Inc.	82,385	556,099

		5,717,051

Furniture & Fixtures - 0.72%
Leggett & Platt, Inc.	130,496	2,877,437

Gas & Pipeline Utilities - 1.67%
El Paso Corp.	257,493	4,436,605
Spectra Energy Corp.	86,142	2,236,246

		6,672,851

Healthcare Products - 1.19%
Baxter International, Inc.	84,689	4,771,378

Holdings Companies/Conglomerates - 1.50%
Loews Corp.	117,602	5,995,350

Homebuilders - 1.49%
Centex Corp.	148,284	5,946,188

Household Appliances - 2.52%
Black & Decker Corp.	113,880	10,056,743

Household Products - 0.90%
Newell Rubbermaid, Inc.	122,661	3,609,913

Industrial Machinery - 1.35%
AGCO Corp. *	124,553	5,406,846

Industrials - 0.21%
Aecom Technology Corp. *	34,228	849,197

Insurance - 4.44%
ACE, Ltd.	118,136	7,385,863
Castlepoint Holdings, Ltd.	68,288	1,003,151
Castlepoint Holdings, Ltd. (a)	39,200	575,848
Genworth Financial, Inc., Class A	53,223	1,830,871
MetLife, Inc.	83,889	5,409,163
People’s Choice *	109,656	164,484
Primus Guaranty, Ltd. *	127,852	1,370,573

		17,739,953

International Oil - 7.12%
Anadarko Petroleum Corp.	86,632	4,503,998
ConocoPhillips	123,683	9,709,116
Murphy Oil Corp.	64,642	3,842,320
Petroleo Brasileiro SA, ADR	85,807	10,405,815

		28,461,249

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Investment Companies - 0.75%
Apollo Investment Corp. (a)	138,892	$2,988,956

Manufacturing - 2.03%
Rockwell Automation, Inc.	47,883	3,324,995
Tyco International, Ltd.	141,444	4,779,393

		8,104,388

Metal & Metal Products - 2.05%
Southern Copper Corp. (a)	82,227	7,750,717
Sterlite Industries India, Ltd. * (a)	31,250	458,437

		8,209,154

Mining - 1.50%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	35,000	2,898,700
Grupo Mexico SA	502,000	3,089,059

		5,987,759

Paper - 0.56%
Smurfit-Stone Container Corp. *	167,748	2,232,726

Petroleum Services - 3.23%
PetroHawk Energy Corp. *	179,709	2,850,185
Petroplus Holdings AG *	48,937	5,029,225
Todco, Class A *	106,177	5,012,616

		12,892,026

Pharmaceuticals - 1.72%
AmerisourceBergen Corp.	84,853	4,197,678
Bristol-Myers Squibb Company	84,321	2,661,171

		6,858,849

Railroads & Equipment - 2.15%
Union Pacific Corp.	74,690	8,600,553

Real Estate - 2.25%
DiamondRock Hospitality Company, REIT	171,788	3,277,715
FBR Capital Markets Corp., REIT *	40,000	676,000
Host Hotels & Resorts, Inc., REIT	86,861	2,008,226
JHSF Participacoes SA *	20,000	116,514
JHSF Participacoes SA * (a)	277,400	1,620,321
Ventas, Inc., REIT	35,171	1,274,949

		8,973,725

Retail Trade - 3.17%
The TJX Companies, Inc.	137,601	3,784,028
United Rentals, Inc. *	189,904	6,179,476
Zale Corp. *	113,287	2,697,363

		12,660,867

Steel - 0.86%
Schnitzer Steel Industries, Inc.	72,086	3,455,803

Telecommunications Equipment &
Services - 1.89%
DataPath, Inc. *	78,000	741,000
Nokia Oyj, SADR	166,718	4,686,443
Plantronics, Inc.	80,612	2,113,647

		7,541,090

The accompanying notes are an integral part of the financial statements.          348

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telephone - 2.98%
Harris Corp.	183,092	$9,987,668
Windstream Corp.	130,163	1,921,206

		11,908,874

Tobacco - 1.73%
Loews Corp. - Carolina Group	89,559	6,920,224

Transportation - 0.56%
Arlington Tankers, Ltd. (a)	47,992	1,376,411
Omega Navigation Enterprises, Inc.	39,523	859,625

		2,236,036

Trucking & Freight - 1.13%
Ryder Systems, Inc.	84,249	4,532,595

TOTAL COMMON STOCKS (Cost $307,729,615)		$387,490,280

PREFERRED STOCKS - 1.25%

Chemicals - 0.26%
Celanese Corp. *	20,383	1,024,246

Financial Services - 0.99%
Ford Motor Company Capital Trust II *	103,099	3,975,497

TOTAL PREFERRED STOCKS (Cost $3,704,439)		$4,999,743

SHORT TERM INVESTMENTS - 6.42%
John Hancock Cash Investment Trust (c)	$25,665,035	$25,665,035

TOTAL SHORT TERM INVESTMENTS
(Cost $25,665,035)		$25,665,035

REPURCHASE AGREEMENTS - 2.22%
Repurchase Agreement with State Street Corp. dated 06/29/2007 at 4.60% to be repurchased at $8,871,399 on 07/02/2007, collateralized by $9,485,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $9,046,319, including interest)	$8,868,000	$8,868,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,868,000)		$8,868,000

Total Investments (Value & Restructuring Trust)
(Cost $345,967,089) - 106.84%		$427,023,058
Liabilities in Excess of Other Assets - (6.84)%		(27,352,121)

TOTAL NET ASSETS - 100.00%		$399,670,937

Vista Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.70%

Aerospace - 4.19%
BE Aerospace, Inc. *	144,463	$5,966,322

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Agriculture - 2.71%
Monsanto Company	44,800	$3,025,792
The Mosaic Company *	21,500	838,930

		3,864,722

Apparel & Textiles - 4.11%
Coach, Inc. *	22,000	1,042,580
Crocs, Inc. *	19,600	843,388
Guess?, Inc.	52,000	2,498,080
Phillips-Van Heusen Corp.	24,300	1,471,851

		5,855,899

Broadcasting - 2.24%
Liberty Global, Inc., Class A *	77,700	3,188,808

Building Materials & Construction - 3.49%
Aker Kvaerner ASA	28,900	735,269
Foster Wheeler, Ltd. *	39,622	4,239,158

		4,974,427

Business Services - 1.28%
Gartner Group, Inc., Class A *	28,800	708,192
TeleTech Holdings, Inc. *	34,500	1,120,560

		1,828,752

Cellular Communications - 11.05%
America Movil SA de CV, Series L, ADR	11,600	718,388
Leap Wireless International, Inc. *	51,686	4,367,467
Metropcs Communications, Inc. *	19,992	660,536
Millicom International Cellular SA * (a)	22,900	2,098,556
NII Holdings, Inc. *	97,900	7,904,446

		15,749,393

Chemicals - 0.63%
Terra Industries, Inc. *	35,300	897,326

Coal - 0.48%
Peabody Energy Corp.	14,100	682,158

Computers & Business Equipment - 3.33%
Apple, Inc. *	20,500	2,501,820
Blue Coat Systems, Inc. *	10,100	500,152
Cognizant Technology Solutions Corp.,
Class A *	9,300	698,337
Juniper Networks, Inc. *	41,400	1,042,038

		4,742,347

Containers & Glass - 1.26%
Greif, Inc., Class A	12,000	715,320
Owens-Illinois, Inc. *	31,100	1,088,500

		1,803,820

Correctional Facilities - 0.78%
Corrections Corp. of America *	17,650	1,113,892

Crude Petroleum & Natural Gas - 0.92%
Cabot Oil & Gas Corp.	17,700	652,776
Southwestern Energy Company *	14,800	658,600

		1,311,376

Educational Services - 0.51%
Apollo Group, Inc., Class A *	12,400	724,532

The accompanying notes are an integral part of the financial statements.          349

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 0.49%
Vestas Wind Systems AS *	10,500	$694,347

Electrical Utilities - 3.48%
Allegheny Energy, Inc. *	13,600	703,664
Quanta Services, Inc. * (a)	103,208	3,165,389
Reliant Energy, Inc. *	40,600	1,094,170

		4,963,223

Electronics - 4.13%
Itron, Inc. *	9,600	748,224
Thermo Electron Corp. *	99,300	5,135,796

		5,884,020

Energy - 2.81%
First Solar, Inc. *	11,100	991,119
McDermott International, Inc. *	26,700	2,219,304
SunPower Corp., Class A. * (a)	12,700	800,735

		4,011,158

Financial Services - 2.53%
Ameriprise Financial, Inc.	32,500	2,066,025
MasterCard, Inc., Class A (a)	9,300	1,542,591

		3,608,616

Healthcare Products - 2.00%
Hologic, Inc. * (a)	13,400	741,154
Zimmer Holdings, Inc. *	24,800	2,105,272

		2,846,426

Healthcare Services - 4.44%
Express Scripts, Inc. *	69,800	3,490,698
Medco Health Solutions, Inc. *	36,300	2,831,037

		6,321,735

Household Products - 0.34%
Tempur-Pedic International, Inc. (a)	18,600	481,740

Industrial Machinery - 6.25%
AGCO Corp. *	66,300	2,878,083
Alfa Laval AB	11,700	709,065
Cameron International Corp. *	10,900	779,023
Dresser-Rand Group, Inc. *	63,100	2,492,450
Terex Corp. *	12,200	991,860
The Manitowoc Company, Inc.	13,100	1,052,978

		8,903,459

Internet Service Provider - 1.69%
Cogent Communications Group, Inc. *	31,600	943,892
Equinix, Inc. * (a)	16,100	1,472,667

		2,416,559

Leisure Time - 1.52%
Las Vegas Sands Corp. *	9,700	740,983
WMS Industries, Inc. *	49,434	1,426,665

		2,167,648

Liquor - 0.51%
Molson Coors Brewing Company, Class B	7,800	721,188

Manufacturing - 1.38%
Force Protection, Inc. * (a)	38,900	802,896

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
General Cable Corp. *	15,400	$1,166,550

		1,969,446

Metal & Metal Products - 5.47%
Precision Castparts Corp.	64,200	7,791,312

Petroleum Services - 1.83%
Acergy SA	32,200	731,843
Core Laboratories N.V. *	11,323	1,151,436
Helmerich & Payne, Inc.	20,300	719,026

		2,602,305

Pharmaceuticals - 2.93%
Celgene Corp. *	12,000	687,960
Onyx Pharmaceuticals, Inc. * (a)	21,300	572,970
Shire PLC	117,000	2,912,725

		4,173,655

Real Estate - 1.35%
Digital Realty Trust, Inc., REIT	24,700	930,696
Jones Lang LaSalle, Inc.	8,800	998,800

		1,929,496

Retail Grocery - 0.53%
SUPERVALU, Inc.	16,300	755,016

Retail Trade - 3.80%
Big Lots, Inc. *	30,000	882,600
GameStop Corp., Class A *	87,400	3,417,340
Tiffany & Company (a)	21,000	1,114,260

		5,414,200

Semiconductors - 4.56%
Intersil Corp., Class A	33,600	1,057,056
MEMC Electronic Materials, Inc. *	31,500	1,925,280
National Semiconductor Corp.	36,700	1,037,509
NVIDIA Corp. *	59,900	2,474,469

		6,494,314

Software - 0.66%
Riverbed Technology, Inc. *	18,400	806,288
THQ, Inc. *	4,499	137,309

		943,597

Steel - 0.76%
Allegheny Technologies, Inc.	10,300	1,080,264

Telecommunications Equipment &
Services - 4.23%
Clearwire Corp., Class A * (a)	11,220	274,105
CommScope, Inc. *	13,300	776,055
SAVVIS, Inc. *	13,700	678,287
SBA Communications Corp. *	127,958	4,298,109

		6,026,556

Tires & Rubber - 1.03%
Goodyear Tire & Rubber Company *	42,300	1,470,348

The accompanying notes are an integral part of the financial statements.          350

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Toys, Amusements & Sporting Goods - 3.00%
Nintendo Company, Ltd.	11,700	$4,275,921

TOTAL COMMON STOCKS (Cost $108,878,345)		$140,650,323

SHORT TERM INVESTMENTS - 8.96%
John Hancock Cash Investment Trust (c)	$12,771,868	$12,771,868

TOTAL SHORT TERM INVESTMENTS
(Cost $12,771,868)		$12,771,868

REPURCHASE AGREEMENTS - 1.08%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$1,541,591 on 07/02/2007,
collateralized by $1,550,000
Federal Home Loan Bank, 5.75%
due 06/12/2026 (valued at
$1,573,250, including interest)	$1,541,000	$1,541,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,541,000)		$1,541,000

Total Investments (Vista Trust)
(Cost $123,191,213) - 108.74%		$154,963,191
Liabilities in Excess of Other Assets - (8.74)%		(12,450,164)

TOTAL NET ASSETS - 100.00%		$142,513,027

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of the financial statements.          351

John Hancock Trust

Portfolio of Investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

*	Non-Income Producing

(a)	All or a portion of this security was out on loan

(b)	Floating Rate Note

(c)	Investment is an affiliate of the Trust’s advisor or subadvisor

(d)	Principal amount of security is adjusted for inflation

(e)	Security Fair Valued on June 30, 2007

**	Purchased on a forward commitment

***	At June 30, 2007, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short.

****	At June 30, 2007, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.          352

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies.

The Trust currently offers one hundred and three separate investment Portfolios, seventy-four of which are as follows:

All Cap Core	Global	Quantitative All Cap
All Cap Growth	Global Allocation	Quantitative Mid Cap
All Cap Value	Global Real Estate	Quantitative Value
American Asset Allocation	Growth & Income	Real Estate Equity
American Blue Chip Income and Growth	Health Sciences	Real Estate Securities
American Bond	Income & Value	Science & Technology
American Global Growth	International Core	Small Cap
American Global Small Capitalization	International Opportunities	Small Cap Growth
American Growth	International Small Cap	Small Cap Intrinsic Value
American Growth-Income	International Small Company	Small Cap Opportunities
American High Income Bond	International Value	Small Cap Value
American International	Large Cap	Small Company
American New World	Large Cap Value	Small Company Growth
Blue Chip Growth	Managed	Small Company Value
Capital Appreciation	Mid Cap Intersection	Special Value
Classic Value	Mid Cap Stock	Spectrum Income
Core Equity	Mid Cap Value	U.S. Core
Dynamic Growth	Mid Cap Value Equity	U.S. Global Leaders Growth
Emerging Growth	Mid Value	U.S. Large Cap
Emerging Markets Value	Money Market	U.S. Multi Sector
Emerging Small Company	Money Market B	Utilities
Equity-Income	Mutual Shares	Value
Financial Services	Natural Resources	Value & Restructuring
Franklin Templeton Founding Allocation	Overseas Equity	Vista
Fundamental Value	Pacific Rim

Each of the Portfolios, with the exception of American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International, American New World, Core Equity, Dynamic Growth, Financial Services, Franklin Templeton Founding Allocation, Global Real Estate, Health Sciences, Natural Resources, Real Estate Equity, Real Estate Securities, U.S. Global Leaders Growth, U.S. Multi Sector and Utilities, is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International and American New World (collectively “JHT American Portfolios”) and Franklin Templeton Founding Allocation operate as a “fund of funds”, investing in shares of mutual funds (“underlying funds”). JHT American Portfolios’ underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at the Securities and Exchange Commission’s (“SEC”) Web site at www.sec.gov, CIK 0000729528. The underlying funds are not covered by this report.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). Series NAV shares are also offered to Lifestyle Trust. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD” or the “Distributor”), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

At June 30, 2007, John Hancock USA owned 80,000, 80,000, 80,000, 80,000, 80,000, 223,520, 222,606, 8,000, 80,000, 8,000, 8,000, 1,600,000 and 159,504 shares of beneficial interest of American Asset Allocation Series II, American Global Growth Series II, American Global Small Cap Series II, American High Income Series II, American New World Series II, Classic Value Series I, Classic Value Series II, Emerging Market Value Series I, Franklin Templeton Founding Allocation Series II, Mid Cap Intersection Series I, Mid Cap Intersection Series II, Mutual Shares Series NAV and Quantitative All Cap Series II, respectively.

The Trust offers three classes of shares. Series I and Series II shares are offered for all Portfolios with the exception of Global Real Estate, Growth & Income, International Small Company, Managed, Mid Cap Value Equity, Money Market B, Mutual Shares, Real Estate Equity, Small Cap Intrinsic Value, Small Company Growth, Spectrum Income, U.S. Multi Sector, Value & Restructuring and Vista. Series NAV shares are offered for all Portfolios with the exception of JHT American Portfolios, Franklin Templeton Founding Allocation and Money Market.

Series I, Series II and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Series III shares were terminated on October 4, 2006.

ORGANIZATION OF THE TRUST, CONTINUED

Subadviser Change  At the June 28–29, 2007 Board of Trustees meeting, the Board approved changing the subadviser for Special Value from ClearBridge Advisors, LLC to Wellington Management Company, LLP (“Wellington”), effective as of June 29, 2007.

Payment Made By Affiliate  JHLICO made a payment of $5,860,000 on December 27, 2006 to the Trust based on its review of frequent trading between January 1, 2001 and December 31, 2003 by certain contractholders in a small number of variable insurance contracts participating in certain portfolios of the former John Hancock Variable Series Trust, which was reorganized into the John Hancock Trust effective April 29, 2005. This payment was made voluntarily to the affected portfolios and approved by the Trustees of the Trust. The amount is recorded as a capital contribution in the Capital Shares footnote.

Reorganization  On April 12, 2007, the shareholders of the Strategic Opportunities Trust voted to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Strategic Opportunities Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Large Cap Trust (the “Acquiring Portfolio”); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 27, 2007.

Acquiring Portfolio	Transferor Portfolio	Acquired Net Asset Value of the Transferor Portfolio	Appreciation of Transferor Portfolio’s investments	Shares Issued by Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Large Cap	Strategic Opportunities	$413,254,269	$25,931,657	25,781,699	$240,846,717	$654,100,986

See Note 7 for capital shares issued in connection with the above referenced reorganizations.

On November 30, 2006, the shareholders of the Strategic Value Trust voted to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Strategic Value Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Large Cap Value Trust (the “Acquiring Portfolio”); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as a tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio will not recognize gain or loss upon the receipt of the assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on December 1, 2006.

Acquiring Portfolio	Transferor Portfolio	Acquired Net Asset Value of the Transferor Portfolio	Shares Issued by Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Large Cap Value	Strategic Value	$130,256,967	5,737,438	$390,434,206	$520,691,173

See Note 7 for capital shares issued in connection with the above referenced reorganizations.

On April 25, 2006, the shareholders of the Large Cap Growth Trust voted to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Large Cap Growth Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Capital Appreciation Trust (the “Acquiring Portfolio”); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on April 28, 2006.

Acquiring Portfolio	Transferor Portfolio	Acquired Net Asset Value of the Transferor Portfolio	Appreciation of Transferor Portfolio’s investments	Shares Issued by Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Capital Appreciation	Large Cap Growth	$516,553,704	$47,815,361	57,921,323	$359,988,614	$876,542,318

See Note 7 for capital shares issued in connection with above referenced reorganizations.

2.  SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined daily as of the close of the NYSE, normally at 4:00 P.M., Eastern Time. Investments in underlying funds of the JHT American Portfolios and Franklin Templeton Founding Allocation are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Securities held by Money Market and short-term debt investments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

of the John Hancock Advisers, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

In September 2006, Financial Accounting Standards Board (“FASB”) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the potential impact of FAS 157 on the Portfolios’ financial statements.

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions  The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2)	purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Security Transactions and Related Investment Income Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying funds on the ex-dividend date. Distributions from the underlying funds are recorded on the ex-dividend date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date as the Portfolio becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (“REITs”) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations  All income, expenses (except class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense Allocation  Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. In the case of JHT American Portfolios and Franklin Templeton Founding Allocation expenses in the Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

Purchased and Written Options  Each Portfolio of the Trust described in this Semiannual Report, with the exception of JHT American Portfolios, Money Market, Money Market B and Franklin Templeton Founding Allocation, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the six months ended June 30, 2007, were as follows:

	NUMBER OF CONTRACTS	Premiums Received
Health Sciences
Outstanding, beginning of period	11,486	$4,105,160
Options written	18,770	6,198,042
Option closed	(18,597)	(6,149,530)
Options expired	(349)	(85,066)
Outstanding, end of period	11,310	$4,068,606
Value & Restructuring
Outstanding, beginning of period	—	—
Options written	2,270	$756,355
Option closed	(1,410)	(373,273)
Options expired	—	—
Options exercised	—	—
Outstanding, end of period	860	$383,082

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open written options outstanding as of June 30, 2007:

FUND	Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Health Sciences	CALLS
	Alexion	124	$50.00	Aug 2007	($15,500)
	Alexion Pharmaceuticals, Inc.	74	55.00	Jan 2008	(14,430)
	Amgen, Inc.	100	55.00	Jul 2007	(14,000)
	Amgen, Inc.	100	65.00	Oct 2007	(6,000)
	Amgen, Inc.	133	60.00	Oct 2007	(20,615)
	Amgen, Inc.	101	65.00	Jan 2008	(14,140)
	Amgen, Inc.	163	60.00	Jan 2008	(44,010)
	Amylin Pharmaceuticals, Inc.	133	50.00	Jul 2007	(665)
	Celgene Corp.	106	65.00	Jul 2007	(1,484)
	Centene Corp.	33	22.50	Sep 2007	(5,445)
	Cephalon, Inc.	125	85.00	Aug 2007	(22,749)
	Cephalon, Inc.	34	80.00	Aug 2007	(12,580)
	Cigna Corp.	210	58.38	Jul 2007	(84,000)
	Coventry Health Care, Inc.	67	65.00	Oct 2007	(5,025)
	Dade Behring Holdings, Inc.	36	45.00	Aug 2007	(30,600)
	Davita, Inc.	35	60.00	Jul 2007	(350)
	Elan Corp. PLC	94	22.50	Oct 2007	(21,620)
	Elan Corp. PLC	194	25.00	Jan 2008	(39,770)
	Eli Lilly & Co.	133	65.00	Oct 2007	(1,330)
	Genentech, Inc.	32	85.00	Jul 2007	(256)
	Genentech, Inc.	94	80.00	Jul 2007	(3,760)
	Genentech, Inc.	94	75.00	Jul 2007	(18,330)
	Genentech, Inc.	94	75.00	Aug 2007	(25,380)
	Genentech, Inc.	36	100.00	Jan 2008	(1,620)
	Gilead Sciences, Inc.	313	42.50	Aug 2007	(14,085)
	Health Net, Inc.	63	55.00	Aug 2007	(6,930)
	Hologic, Inc.	31	60.00	Sep 2007	(7,440)
	Intermune, Inc.	16	35.00	Jan 2008	(2,000)
	Invitrogen	36	75.00	Aug 2007	(8,820)
	Manor Care, Inc.	100	60.00	Jan 2008	(63,000)
	Mckesson Corp.	94	65.00	Aug 2007	(3,760)
	Mckesson Corp.	94	60.00	Nov 2007	(32,900)
	Medco Health Solutions, Inc.	33	70.00	Jan 2008	(1,485)
	Medicines Company	67	25.00	Oct 2007	(670)
	Medtronic, Inc.	200	55.00	Jan 2008	(49,000)
	Merck & Company, Inc.	27	47.50	Jul 2007	(7,155)
	Monsanto Company	94	80.00	Jan 2008	(18,424)
	Novartis	127	60.00	Jan 2008	(21,590)
	Omni	131	37.50	Sep 2007	(22,270)
	PDL Biopharma, Inc.	67	30.00	Jul 2007	(1,005)
	Resmed, Inc.	100	45.00	Oct 2007	(13,000)
	Schein Henry, Inc.	39	55.00	Jul 2007	(585)
	Sepracor, Inc.	133	65.00	Jan 2008	(3,325)
	St. Jude Medical, Inc.	71	40.00	Jul 2007	(16,330)
	St. Jude Medical, Inc.	72	50.00	Jan 2008	(7,200)
	Stericycle, Inc.	33	50.00	Nov 2007	(2,145)
	Teva Pharmaceutical Industries, Ltd.	93	45.00	Jan 2008	(14,973)
	Valeant Pharmaceuticals International	96	17.50	Sep 2007	(7,680)
	Valeant Pharmaceuticals International	201	20.00	Jan 2008	(10,050)
	Vertex Pharmaceuticals, Inc.	133	35.00	Jul 2007	(665)
	Wyeth	63	60.00	Jul 2007	(1,890)
	Wyeth	92	60.00	Oct 2007	(17,480)
	Wyeth	100	65.00	Jan 2008	(12,500)
	Zimmer Holdings, Inc.	68	85.00	Jan 2008	(46,240)
		5,132			($818,256)

Health Sciences	PUTS
	Abbott Labs	87	$55.00	Jan 2008	($33,930)
	Abbott Labs	31	60.00	Jan 2008	(22,010)
	Aetna, Inc.	43	45.00	Jan 2008	(7,310)
	Alcon, Inc.	61	140.00	Jan 2008	(61,610)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FUND	Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Health Sciences, continued	PUTS
	Alexion Pharmaceuticals, Inc.	38	$50.00	Aug 2007	($20,140)
	Alexion Pharmaceuticals, Inc.	62	50.00	Jan 2008	(44,640)
	Alexion Pharmaceuticals, Inc.	53	45.00	Jan 2008	(23,850)
	Alexion Pharmaceuticals, Inc.	37	55.00	Jan 2008	(39,590)
	Alkermes, Inc.	72	15.00	Aug 2007	(6,120)
	Alkermes, Inc.	40	17.50	Jan 2008	(14,400)
	Allergan, Inc.	128	60.00	Jul 2007	(31,360)
	Allergan, Inc.	158	62.50	Jan 2008	(94,800)
	Allergan, Inc.	64	65.00	Jan 2008	(49,920)
	Amgen, Inc.	33	65.00	Oct 2007	(32,010)
	Amylin Pharmaceuticals, Inc.	14	40.00	Jul 2007	(770)
	Amylin Pharmaceuticals, Inc.	51	45.00	Jul 2007	(19,890)
	Amylin Pharmaceuticals, Inc.	14	35.00	Jul 2007	(70)
	Amylin Pharmaceuticals, Inc.	40	45.00	Jan 2008	(29,600)
	Amylin Pharmaceuticals, Inc.	51	50.00	Jan 2008	(55,080)
	Amylin Pharmaceuticals, Inc.	33	40.00	Jan 2008	(15,510)
	Barr Pharmaceuticals, Inc.	20	55.00	Nov 2007	(10,800)
	Becton, Dickinson & Company	42	75.00	Sep 2007	(10,290)
	Biomarin Pharmaceutical, Inc.	51	20.00	Jan 2008	(19,890)
	Bristol Myers Squibb Company	67	32.50	Jan 2008	(17,420)
	C.R. Bard, Inc.	40	85.00	Jan 2008	(19,200)
	Cardinal Health, Inc.	22	70.00	Jan 2008	(7,040)
	Cardinal Health, Inc.	108	75.00	Jan 2008	(62,640)
	Cardinal Health, Inc.	145	80.00	Jan 2008	(139,200)
	Celgene Corp.	7	50.00	Jul 2007	(91)
	Celgene Corp.	27	65.00	Jul 2007	(19,980)
	Celgene Corp.	24	60.00	Jan 2008	(17,520)
	Celgene Corp.	7	55.00	Jan 2008	(3,150)
	Celgene Corp.	7	50.00	Jan 2008	(2,170)
	Celgene Corp.	61	65.00	Jan 2008	(57,340)
	Celgene Corp.	32	70.00	Jan 2008	(44,480)
	Centene Corp.	16	30.00	Sep 2007	(13,440)
	Cephalon, Inc.	31	80.00	Aug 2007	(8,370)
	Cephalon, Inc.	68	75.00	Jan 2008	(26,520)
	Cephalon, Inc.	31	80.00	Jan 2008	(17,050)
	Cerner Corp.	25	55.00	Sep 2007	(7,500)
	Cerner Corp.	13	60.00	Sep 2007	(6,630)
	Cigna Corp.	81	48.38	Jul 2007	(810)
	Cigna Corp.	99	60.00	Jan 2008	(81,180)
	Conceptus, Inc.	31	20.00	Aug 2007	(3,720)
	Conceptus, Inc.	33	20.00	Nov 2007	(6,435)
	Cubist Pharmaceuticals, Inc.	80	20.00	Jan 2008	(16,400)
	CVS Caremark, Corp.	133	35.00	Jan 2008	(21,280)
	CVS Caremark, Corp.	100	40.00	Jan 2008	(44,000)
	Dade Behring Holdings, Inc.	33	50.00	Aug 2007	(2,640)
	Davita, Inc.	40	55.00	Jan 2008	(14,800)
	Elan Corp. PLC	67	15.00	Jan 2008	(3,685)
	Elan Corp. PLC	67	17.50	Jan 2008	(7,370)
	Eli Lilly & Co.	28	55.00	Oct 2007	(4,620)
	Express Scripts, Inc.	128	35.00	Jan 2008	(2,560)
	Express Scripts, Inc.	66	47.50	Jan 2008	(13,200)
	Express Scripts, Inc.	142	42.50	Jan 2008	(14,910)
	Genentech, Inc.	26	80.00	Jan 2008	(17,940)
	Gen-Probe, Inc.	35	50.00	Jan 2008	(4,200)
	Gen-Probe, Inc.	20	55.00	Jan 2008	(4,700)
	Genzyme Corp.	27	70.00	Jan 2008	(19,710)
	Gilead Sciences, Inc.	76	40.00	Jan 2008	(26,600)
	Gilead Sciences, Inc.	70	35.00	Jan 2008	(10,500)
	Gilead Sciences, Inc.	26	42.50	Jan 2008	(12,740)
	Gilead Sciences, Inc.	28	32.50	Jan 2008	(2,520)
	Gilead Sciences, Inc.	76	37.50	Jan 2008	(17,860)
	Health Net, Inc.	19	60.00	Jan 2008	(14,250)
	Healthways	33	50.00	Nov 2007	(15,840)
	Humana, Inc.	33	65.00	Jan 2008	(22,110)
	Humana, Inc.	72	60.00	Jan 2008	(29,520)
	Illumina, Inc.	74	40.00	Jan 2008	(33,300)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FUND	Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Health Sciences, continued	PUTS
	Imclone Systems, Inc.	42	$30.00	Jan 2008	($8,400)
	Imclone Systems, Inc.	61	40.00	Jan 2008	(41,480)
	Imclone Systems, Inc.	43	45.00	Jan 2008	(45,150)
	Intermune, Inc.	49	35.00	Jan 2008	(47,040)
	Invitrogen Corp.	43	70.00	Aug 2007	(4,945)
	Invitrogen Corp.	33	70.00	Jan 2008	(9,900)
	Johnson & Johnson	7	60.00	Jan 2008	(1,400)
	Laboratory Corp. of America Holdings	73	80.00	Jan 2008	(29,200)
	Laboratory Corp. of America Holdings	13	70.00	Jan 2008	(1,235)
	Laboratory Corp. of America Holdings	40	75.00	Jan 2008	(8,200)
	Laboratory Corp. of America Holdings	13	85.00	Jan 2008	(9,230)
	Lifepointhosps, Inc.	40	40.00	Jan 2008	(11,800)
	Lifepointhosps, Inc.	33	45.00	Jan 2008	(20,460)
	Manor Care, Inc.	41	60.00	Jan 2008	(3,075)
	Manor Care, Inc.	34	65.00	Jan 2008	(8,500)
	Mckesson Corp.	14	55.00	Jan 2008	(2,170)
	Medco Health Solutions, Inc.	41	55.00	Jan 2008	(1,435)
	Medicines Company	33	20.00	Jan 2008	(10,230)
	Medimmune, Inc.	49	35.00	Jan 2008	(245)
	Medimmune, Inc.	13	45.00	Jan 2008	(130)
	Medtronic, Inc.	95	55.00	Jan 2008	(44,650)
	Merck & Company, Inc.	44	47.50	Jul 2007	(1,232)
	Merck & Company, Inc.	25	50.00	Jul 2007	(2,625)
	Merck & Company, Inc.	124	60.00	Jan 2008	(126,480)
	Merck & Company, Inc.	13	50.00	Jan 2008	(3,900)
	Merck & Company, Inc.	59	55.00	Jan 2008	(36,580)
	MGI Pharma, Inc.	32	25.00	Jan 2008	(11,520)
	Millipore Corp.	8	75.00	Jan 2008	(3,280)
	Monsanto Company	117	60.00	Jan 2008	(26,910)
	Monsanto Company	38	75.00	Jan 2008	(35,340)
	Nighthawk Radiology Holdings, Inc.	80	22.50	Sep 2007	(35,200)
	Nighthawk Radiology Holdings, Inc.	33	22.50	Dec 2007	(15,510)
	Omnicare, Inc.	40	35.00	Sep 2007	(6,400)
	Onyx Pharmaceuticals, Inc.	34	30.00	Jan 2008	(18,020)
	Onyx Pharmaceuticals, Inc.	65	35.00	Jan 2008	(57,850)
	Pharmion Corp.	38	35.00	Jan 2008	(26,220)
	Resmed, Inc.	53	45.00	Oct 2007	(22,790)
	Resmed, Inc.	13	50.00	Oct 2007	(11,180)
	Schein Henry, Inc.	34	50.00	Jan 2008	(4,930)
	Schein Henry, Inc.	13	55.00	Jan 2008	(4,290)
	Schering Plough Corp.	132	25.00	Jan 2008	(5,280)
	Schering Plough Corp.	142	35.00	Jan 2008	(80,940)
	St. Jude Medical, Inc.	21	40.00	Jul 2007	(1,365)
	St. Jude Medical, Inc.	6	45.00	Jul 2007	(2,280)
	St. Jude Medical, Inc.	62	45.00	Jan 2008	(31,000)
	St. Jude Medical, Inc.	34	40.00	Jan 2008	(7,820)
	Stericycle, Inc.	26	42.50	Nov 2007	(3,380)
	Stryker Corp.	70	65.00	Jan 2008	(30,800)
	Teva	40	35.00	Jan 2008	(2,600)
	Teva Pharmaceutical Industries, Ltd.	13	40.00	Jan 2008	(2,535)
	United Health Group, Inc.	41	60.00	Jan 2008	(37,310)
	Varian, Inc.	40	45.00	Jan 2008	(16,400)
	Vertex Pharmaceuticals, Inc.	44	35.00	Jan 2008	(33,880)
	Walgreen Company	14	50.00	Jan 2008	(8,960)
	Wellpoint, Inc.	43	80.00	Jan 2008	(17,200)
	Wellpoint, Inc.	38	90.00	Jan 2008	(39,520)
	Zimmer Holdings, Inc.	42	90.00	Jan 2008	(29,400)
		6,178			($2,692,533)

Value and Restructuring	CALLS
	Harman International Industries, Inc.	200	$6.90	Jul 2007	($138,000)
	Mastercard, Inc.	210	55.70	Jul 2007	(1,169,700)
	America Movil SAB De C.V.	450	7.70	Aug 2007	(346,500)
		860			($1,654,200)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Securities Lending  All Portfolios of the Trust described in this Semiannual Report may lend securities in amounts up to 33-1/3% of the Portfolio’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked to market on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Portfolios receive compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Portfolios invest the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c) (7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by JHA, the Adviser for JHCIT, for which JHA receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT. Effective May 8, 2007, cash collateral is invested in the JHCIT. Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios the next business day. During the loan period, the Portfolios continue to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2007, the values of securities loaned and cash collateral were as follows:

PORTFOLIO	Value of Securities Loaned	Value of Cash Collateral
All Cap Core	$6,883,679	$7,021,353
All Cap Growth	4,009,782	4,089,978
All Cap Value	2,120,065	2,162,466
Blue Chip Growth	76,858,089	78,395,251
Capital Appreciation	35,680,338	36,393,945
Dynamic Growth	16,911,075	17,249,297
Emerging Growth	7,236,449	7,381,178
Emerging Small Company	52,584,391	53,636,079
Equity-Income	79,894,213	81,492,097
Financial Services	13,026,419	13,286,947
Fundamental Value	6,896,748	7,034,683
Global	31,501,439	32,906,830
Global Allocation	1,810,741	1,846,956
Global Real Estate	24,519,086	25,745,040
Growth & Income	17,456,045	17,805,166
Income and Value	5,693,646	5,807,519
International Core	207,407,812	217,778,202
International Opportunities	161,336,972	168,471,786
International Small Cap	9,668,857	10,152,300
International Small Company	32,499,802	34,124,332
International Value	245,470,422	257,216,545
Large Cap	7,016,506	7,156,836
Large Cap Value	19,139,885	19,522,683
Managed	2,126,854	2,169,391
Mid Cap Stock	142,629,666	145,482,259
Mid Cap Value	14,187,960	14,471,719
Mid Cap Value Equity	6,132,168	6,254,811
Mid Value	16,998,594	17,338,566
Natural Resources	95,598,043	98,105,671
Overseas Equity	60,110,198	63,115,708
Quantitative All Cap	22,937,088	23,395,830
Quantitative Mid Cap	1,589,813	1,621,609
Quantitative Value	20,685,879	21,099,597
Real Estate Equity	11,517,304	11,747,650
Real Estate Securities	70,398,129	71,806,092
Science & Technology	11,823,187	12,059,651
Small Cap Growth	32,162,457	32,805,706
Small Cap Opportunities	61,193,546	62,417,417
Small Cap Value	53,525,992	54,596,512
Small Company	$2,160,307	$2,203,513
Small Company Growth	46,119,682	47,042,076
Small Company Value	87,929,879	89,688,477
Special Value	344,142	351,025
Spectrum Income	3,120,986	3,183,406
U.S. Core	696,250	710,175
U.S. Global Leaders Growth	41,968,931	42,808,310

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL
U.S. Large Cap	26,131,208	26,653,832
U.S. Multi Sector	34,143,977	34,826,857
Utilities	5,980,057	6,099,658
Value & Restructuring	25,161,799	25,665,035
Vista	12,521,439	12,771,868

Dollar Rolls  All Portfolios of the Trust described in this Semiannual Report, with the exception of JHT American Portfolios, Money Market, Money Market B and Franklin Templeton Founding Allocation, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures  All Portfolios of the Trust described in this Semiannual Report, with the exception of JHT American Portfolios, Money Market and Money Market B and Franklin Templeton Founding Allocation, may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2007:

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Unrealized Appreciation (Depreciation)
All Cap Core	Russell 2000 Index Futures	32	Long	Sep 2007	$175,864
	Russell 2000 Mini Index Futures	409	Long	Sep 2007	445,636
	S&P 500 Index Futures	52	Long	Sep 2007	169,658
					$791,158

Global Allocation	EOE Dutch Stock Index Futures	17	Long	Jul 2007	$72,892
	FTSE 100 Index Futures	53	Long	Sep 2007	48,203
	DAX Index Futures	12	Short	Sep 2007	(75,356)
	NIKKEI 225 Index Futures	23	Short	Sep 2007	(14,941)
	S&P/Toronto Stock Exchange 60 Index Futures	10	Short	Sep 2007	(16,793)
	SPI 200 Index Futures	10	Short	Sep 2007	2,301
					$16,306

International Core	DAX Index Futures	172	Long	Sep 2007	$1,742,643
	Hang Seng Stock Index Futures	195	Long	Jul 2007	(166,089)
	MSCI Singapore Stock Index Futures	273	Long	Jul 2007	(368,954)
	S&P MIB 30 Index Futures	8	Long	Sep 2007	17,529
	IBEX 35 Index Futures	39	Short	Jul 2007	3,404
	S&P TSE 60 Index Futures	200	Short	Sep 2007	(336,797)
	SPI 200 Index Futures	96	Short	Sep 2007	156,513
					$1,048,249

Managed	S&P 500 Index Futures	4	Long	Sep 2007	($9,724)
					($9,724)

Mid Cap Intersection	S&P Mid 400 E-mini Index Futures	58	Long	Sep 2007	($59,989)
					($59,989)

Spectrum Income	90-Day LIBOR Futures	6	Long	Sep 2008	($301)
	90-Day LIBOR Futures	6	Long	Dec 2008	(150)
	90-Day LIBOR Futures	6	Long	Mar 2009	(150)
	90-Day LIBOR Futures	6	Long	Jun 2009	(150)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	U.S. 10-Year Treasury Note Futures	31	Long	Sep 2007	($29,294)
	U.S. Treasury Bond Futures	5	Long	Sep 2007	6,719
	10-Year Canada Government Bond Futures	19	Short	Sep 2007	(9,479)
	U.K. Treasury Bond Futures	8	Short	Sep 2007	19,848
	U.S. 10-Year Treasury Note Futures	12	Short	Sep 2007	10,313
	U.S. 2-Year Treasury Note Futures	3	Short	Sep 2007	563
					($2,081)

U.S. Core	S&P 500 Index Futures	10	Long	Sep 2007	($22,443)
					($22,443)

U.S. Multi Sector	S&P 500 Index Futures	186	Long	Sep 2007	($454,188)
					($454,188)

Swap Contracts  All Portfolios of the Trust described in this Semiannual Report may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). The Portfolios settle accrued net receivable or payable balances under the swap contracts on a periodic basis. Net upfront payments received (paid) by the Portfolios are included as part of realized gain or loss and net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. The Portfolios record changes in the value of the swaps as unrealized gains or losses on swap contracts.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Portfolios had the following interest rate swap contracts open at June 30, 2007:

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income	J.P. Morgan Chase	830,000,000	KRW	6 Month LIBOR	Fixed 5.290%	Jun 2012	—
	J.P. Morgan Chase	232,000,000	KRW	6 Month LIBOR	Fixed 5.060%	Jun 2012	—
	State Street Corp.	608,000,000	KRW	6 Month LIBOR	Fixed 5.180%	Jun 2012	($2,383)
	State Street Corp.	608,000,000	KRW	6 Month LIBOR	Fixed 5.200%	Jun 2012	—
							($2,383)

The Portfolios had the following credit default swap contracts open at June 30, 2007:

PORTFOLIO	COUNTERPARTY	ISSUER	NOTIONAL AMOUNT	BUY/SELL PROTECTION†	(PAY)/RECEIVED FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income	J.P. Morgan Chase	Beidelberg Cement AG	60,000	Sell	0.380%	Jun 2012	$209
	J.P. Morgan Chase	Compagnie St Gobain	60,000	Sell	0.240%	Jun 2012	32
	J.P. Morgan Chase	Fiat FIN	100,000	Sell	0.580%	Jun 2012	484
	J.P. Morgan Chase	Holcim LTD	60,000	Buy	(0.240%)	Jun 2012	23
	J.P. Morgan Chase	Itraxx Ser	200,000	Sell	0.400%	Jun 2012	861
	J.P. Morgan Chase	Kelda Group	100,000	Buy	(0.240%)	Jun 2012	(202)
	J.P. Morgan Chase	Telia AB	100,000	Buy	(0.300%)	Jun 2012	(516)
	J.P. Morgan Chase	United Utilities	100,000	Buy	(0.240%)	Jun 2012	224
	J.P. Morgan Chase	Venezuela	600,000	Buy	(1.900%)	Jun 2012	20,004
							$21,119

†	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

LIBOR — London Interbank Offer Rate

Currency symbols are defined as follows:

KRWSouth Korean Won

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Forward Foreign Currency Contracts  All Portfolios of the Trust described in this Semiannual Report, with the exception of JHT American Portfolios, Money Market and Money Market B and Franklin Templeton Founding Allocation, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2007, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts at June 30, 2007 were as follows:

PORTFOLIO	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation (Depreciation)
Global Allocation	BUYS
	Japanese Yen	4,337,000,000	11/29/07	($719,679)
	Singapore Dollar	5,265,000	11/29/07	(4,081)
	Swedish Krona	120,930,000	11/29/07	(61,738)
	Swiss Franc	24,235,000	11/29/07	24,814
				($760,684)

	SELLS
	Australian Dollar	1,627,064	11/29/07	($54,713)
	Canadian Dollar	1,935,293	11/29/07	(35,885)
	Euro	31,242,502	11/29/07	(116,875)
	Euro	2,423,825	11/29/07	(34,402)
	Pound Sterling	12,415,556	11/29/07	(209,312)
				($451,187)

Global Real Estate	SELLS
	Australian Dollar	40,670,585	7/31/07	($108,346)
	Brazilian Real	1,996,929	7/31/07	(24,832)
	Canadian Dollar	7,171,759	7/31/07	(33,387)
	Euro	33,088,264	7/31/07	(125,793)
	Pound Sterling	57,777,834	7/31/07	(200,448)
	Hong Kong Dollar	40,287,017	7/31/07	23,499
	Japanese Yen	72,852,186	7/31/07	(177,473)
	Norwegian Krone	3,694,157	7/31/07	(24,924)
	Philippine Peso	4,140,726	7/31/07	3,396
	Swedish Krona	2,433,054	7/31/07	(10,924)
	Singapore Dollar	14,351,568	7/31/07	(73,361)
	South African Rand	2,682,322	7/31/07	(54,705)
				($807,298)

Income & Value	BUYS
	Euro	164,025	7/18/07	$1,901
	Euro	148,681	8/20/07	1,377
	Japanese Yen	5,442,750	7/02/07	(2,216)
	Japanese Yen	17,953,100	7/09/07	(2,092)
	Japanese Yen	6,132,750	8/02/07	70
	Pound Sterling	25,000	7/02/07	93
				($867)

	SELLS
	Euro	147,768	7/09/07	($998)
	Japanese Yen	50,056	7/02/07	119
	Pound Sterling	46,339	7/02/07	(3,810)
	Pound Sterling	49,854	8/02/07	(275)
				($4,964)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core	BUYS
	Australian Dollar	6,563,000	8/24/07	$179,510
	Euro	3,361,000	8/24/07	(18,172)
	Euro	1,142,000	8/24/07	5,393
	Hong Kong Dollar	103,202,000	8/24/07	(17,531)
	Japanese Yen	1,306,436,294	8/24/07	(210,048)
	Japanese Yen	1,306,436,294	8/24/07	(220,345)
	Japanese Yen	1,306,436,294	8/24/07	(216,890)
	Japanese Yen	1,488,277,294	8/24/07	(273,009)
	Japanese Yen	1,306,436,294	8/24/07	(216,346)
	Japanese Yen	1,680,173,294	8/24/07	(278,900)
	Japanese Yen	1,306,436,294	8/24/07	(221,516)
	New Zealand Dollar	697,000	8/24/07	32,680
	New Zealand Dollar	697,000	8/24/07	31,728
	New Zealand Dollar	697,000	8/24/07	32,147
	New Zealand Dollar	697,000	8/24/07	31,519
	New Zealand Dollar	697,000	8/24/07	31,513
	New Zealand Dollar	697,000	8/24/07	32,418
	New Zealand Dollar	697,000	8/24/07	31,834
	Norwegian Krone	23,971,994	8/24/07	96,956
	Norwegian Krone	23,971,994	8/24/07	93,429
	Norwegian Krone	23,971,994	8/24/07	95,160
	Norwegian Krone	23,971,994	8/24/07	97,334
	Norwegian Krone	23,971,994	8/24/07	98,486
	Norwegian Krone	23,971,994	8/24/07	93,834
	Norwegian Krone	23,971,994	8/24/07	97,236
	Pound Sterling	2,281,000	8/24/07	21,477
	Pound Sterling	7,973,000	8/24/07	189,322
	Swedish Krona	43,844,863	8/24/07	(32,240)
	Swedish Krona	43,844,863	8/24/07	(29,345)
	Swedish Krona	43,844,863	8/24/07	(22,993)
	Swedish Krona	43,844,863	8/24/07	(24,982)
	Swedish Krona	43,844,863	8/24/07	(28,775)
	Swedish Krona	43,844,863	8/24/07	(30,502)
	Swedish Krona	43,844,863	8/24/07	(28,775)
	Swiss Franc	21,003,756	8/24/07	35,856
	Swiss Franc	21,003,756	8/24/07	39,995
	Swiss Franc	21,003,756	8/24/07	37,264
	Swiss Franc	21,003,756	8/24/07	36,842
	Swiss Franc	21,003,756	8/24/07	41,487
	Swiss Franc	21,003,756	8/24/07	45,496
	Swiss Franc	21,003,756	8/24/07	46,762
				($294,691)

	SELLS
	Australian Dollar	3,683,018	8/24/07	($130,606)
	Australian Dollar	3,691,705	8/24/07	(121,919)
	Australian Dollar	3,685,402	8/24/07	(128,222)
	Australian Dollar	3,691,116	8/24/07	(122,509)
	Australian Dollar	3,688,866	8/24/07	(124,758)
	Australian Dollar	3,687,562	8/24/07	(126,063)
	Australian Dollar	3,690,238	8/24/07	(123,386)
	Canadian Dollar	681,360	8/24/07	(13,590)
	Canadian Dollar	681,046	8/24/07	(13,904)
	Canadian Dollar	681,926	8/24/07	(13,024)
	Canadian Dollar	682,563	8/24/07	(12,388)
	Canadian Dollar	682,866	8/24/07	(12,084)
	Danish Kroner	530,271	8/24/07	(2,957)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core, continued	SELLS
	Danish Kroner	530,377	8/24/07	($2,852)
	Danish Kroner	530,583	8/24/07	(2,645)
	Danish Kroner	530,288	8/24/07	(2,940)
	Danish Kroner	530,127	8/24/07	(3,101)
	Euro	17,618,646	8/24/07	(40,499)
	Euro	16,078,695	8/24/07	(67,348)
	Euro	18,410,091	8/24/07	(72,659)
	Euro	16,089,398	8/24/07	(56,645)
	Euro	16,079,148	8/24/07	(66,895)
	Euro	16,082,128	8/24/07	(63,916)
	Euro	16,083,022	8/24/07	(63,022)
	Hong Kong Dollar	2,203,015	8/24/07	943
	Hong Kong Dollar	2,202,700	8/24/07	627
	Hong Kong Dollar	2,202,987	8/24/07	914
	Hong Kong Dollar	2,202,677	8/24/07	604
	Hong Kong Dollar	2,202,804	8/24/07	731
	Hong Kong Dollar	2,202,931	8/24/07	858
	Hong Kong Dollar	2,202,888	8/24/07	816
	Japanese Yen	13,217,341	8/24/07	407,515
	Japanese Yen	8,428,356	8/24/07	183,167
	Norwegian Krone	14,934,252	8/24/07	(232,466)
	Pound Sterling	9,987,262	8/24/07	(159,706)
	Pound Sterling	9,984,352	8/24/07	(162,617)
	Pound Sterling	9,983,886	8/24/07	(163,082)
	Pound Sterling	9,984,898	8/24/07	(162,070)
	Pound Sterling	9,978,317	8/24/07	(168,652)
	Pound Sterling	9,981,841	8/24/07	(165,128)
	Pound Sterling	9,986,392	8/24/07	(160,577)
				($2,166,055)

Mutual Shares	SELLS
	Australian Dollar	109,050	8/14/07	($338)
	Danish Kroner	872,828	10/23/07	(1,125)
	Euro	795,401	9/24/07	(5,029)
	Euro	12,874,881	9/24/07	(138,453)
	Japanese Yen	1,802,769	9/19/07	(804)
	Norwegian Krone	959,657	7/09/07	(10,809)
	Pound Sterling	3,681,868	7/10/07	(32,798)
	Swiss Franc	598,261	7/09/07	(1,829)
	Swiss Franc	101,481	9/07/07	(844)
				($192,029)

Overseas Equity	SELLS
	Euro	2,032,000	7/13/07	$9,922
				$9,922

Spectrum Income	BUYS
	Australian Dollar	278,122	8/23/07	$5,324
	Brazilian Real	2,265,174	8/17/07	66,389
	Canadian Dollar	2,914,862	8/23/07	21,520
	Czech Koruna	4,508,860	8/23/07	(4,611)
	Danish Kroner	2,420,423	8/23/07	500
	Euro	8,312,627	8/23/07	66,029
	Hungarian Forint	51,477,303	8/23/07	1,459
	Indian Rupee	110,867,130	8/23/07	47,668
	Indonesian Rupiah	349,800,000	8/23/07	(1,410)
	Indonesian Rupiah	2,000,000,000	10/24/07	1,469

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income, continued	BUYS
	Indonesian Rupiah	5,565,110,000	11/23/07	($15,987)
	Japanese Yen	2,193,272,623	8/23/07	(508,867)
	Malaysian Ringgit	704,322	8/21/07	(3,523)
	Mexican Peso	39,030,635	8/23/07	20,179
	Norwegian Krone	1,621,012	8/23/07	5,402
	Polish Zloty	3,696,746	8/23/07	18,176
	Polish Zloty	4,369,796	8/23/07	14,372
	Pound Sterling	1,576,350	8/23/07	32,400
	Singapore Dollar	541,148	8/23/07	(3,952)
	South African Rand	566,892	8/23/07	911
	South Korean Won	1,243,056,400	8/23/07	1,589
	Swedish Krona	11,068,050	8/23/07	(6,905)
	Turkish Lira	150,000	7/06/07	8,003
	Turkish Lira	868,140	8/23/07	17,400
				($216,465)

	SELLS
	Australian Dollar	33,000	8/23/07	($1,014)
	Brazilian Real	1,247,060	7/09/07	(88,254)
	Brazilian Real	678,867	8/17/07	(7,122)
	Brazilian Real	834,592	8/23/07	(41,676)
	Brazilian Real	1,282,245	9/04/07	(12,888)
	Canadian Dollar	2,615,270	8/23/07	(63,498)
	Euro	1,310,322	8/23/07	(11,640)
	Euro	15,516,101	8/23/07	(77,309)
	Indian Rupee	93,000	8/23/07	(377)
	Japanese Yen	8,119,537	8/23/07	49,173
	Malaysian Ringgit	1,850,000	8/21/07	(3,002)
	Mexican Peso	718,255	8/13/07	(2,804)
	Mexican Peso	871,399	8/17/07	(2,905)
	Mexican Peso	994,402	8/21/07	(3,505)
	Mexican Peso	3,295,635	8/23/07	(23,262)
	Mexican Peso	2,172,260	8/31/07	(16,861)
	Polish Zloty	1,557,316	8/07/07	12,604
	Polish Zloty	1,836,953	8/23/07	7,909
	Polish Zloty	1,079,379	8/27/07	(16,801)
	Pound Sterling	1,807,080	8/23/07	(24,954)
	South African Rand	299,307	8/23/07	4,178
	South Korean Won	592,000	8/23/07	(6,594)
	Swedish Krona	986,357	8/23/07	(2,002)
	Turkish Lira	73,401	7/05/07	(2,844)
	Turkish Lira	1,206,958	7/06/07	(88,728)
	Turkish Lira	2,070,999	8/23/07	(78,707)
				($502,883)

Utilities	BUYS
	Euro	205,883	7/23/07	$1,343
	Euro	90,588	7/23/07	312
	Euro	261,973	7/23/07	1,317
	Euro	19,780	7/23/07	(22)
	Euro	383,246	9/17/07	5,881
	Euro	69,715	9/19/07	1,459
	Euro	138,581	9/19/07	1,455
	Euro	73,841	9/19/07	930
	Euro	293,543	9/19/07	2,199

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Utilities, continued	BUYS
	Euro	86,515	9/19/07	$456
	Pound Sterling	104,952	9/19/07	1,326
				$16,656

	SELLS
	Euro	117,143	7/23/07	($684)
	Euro	7,579	7/23/07	(25)
	Euro	1,496,451	7/23/07	932
	Euro	77,312	9/17/07	(1,197)
	Euro	517,076	9/17/07	(8,196)
	Euro	402,905	9/17/07	(6,146)
	Euro	1,774,915	9/17/07	(27,457)
	Euro	57,244	9/19/07	(224)
	Euro	16,791,153	9/19/07	(220,735)
	Pound Sterling	3,238,486	9/19/07	(51,706)
	Pound Sterling	865,937	9/19/07	(13,414)
	Pound Sterling	663,363	9/19/07	(10,793)
				($339,645)

Vista	BUYS
	Japanese Yen	10,657,500	7/31/07	($97)
				($97)

	SELLS
	Danish Krone	540,564	7/31/07	($3,232)
	Japanese Yen	2,203,162	7/31/07	16,866
	Norwegian Krone	1,147,014	7/31/07	(5,703)
	Pound Sterling	2,238,653	7/31/07	(9,831)
	Swedish Krona	844,208	7/31/07	(4,700)
				($6,600)

Forward Commitments  All Portfolios of the Trust described in this Semiannual Report, with the exception of JHT American Portfolios, may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Federal Income Taxes  Each Portfolio’s policy is to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required.

Distribution of Income and Gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Substantially all of the net investment income of Money Market and Money Market B is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital.

Capital Accounts  The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS  The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. In the case of the JHT American Portfolios, no advisory fees are charged. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Portfolios are as follows:

Portfolio	Average Net Assets All Asset Levels*
Classic Value	0.800%
Emerging Growth	0.800
Growth & Income	0.675
Managed	0.690
Mutual Shares	0.960
Real Estate Securities	0.700
Small Cap	0.850
Special Value	0.950

Portfolio	First $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
All Cap Core	0.800%	0.750%	0.750%
All Cap Growth	0.850	0.825	0.800
Blue Chip Growth	0.825	0.825	0.800
Emerging Small Company	0.970	0.900	0.900
Equity-Income	0.825	0.825	0.800
Global Allocation	0.850	0.800	0.800
Large Cap Value	0.825	0.800	0.775
Mid Cap Intersection	0.875	0.850	0.850
Overseas Equity	0.990	0.850	0.850
Quantitative Value	0.700	0.650	0.600
U.S. Global Leaders Growth	0.7125	0.675	0.675
Value & Restructuring	0.825	0.800	0.775

Portfolio	First $50 million of Aggregate Net Assets*	Between $50 million and $200 million of Aggregate Net Assets*	Between $200 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Health Sciences	1.050%	1.050%	1.050%	1.000%	1.000%
International Small Cap	1.050	1.050	0.950	0.850	0.850
International Value	0.950	0.950	0.850	0.800	0.800
Mid Cap Stock	0.875	0.875	0.850	0.825	0.825
Mid Cap Value	0.900	0.900	0.850	0.825	0.825
Mid Value	1.050	0.950	0.950	0.950	0.950
Money Market	0.500	0.500	0.500	0.470	0.470
Natural Resources	1.050	1.000	1.000	1.000	1.000
Pacific Rim	0.800	0.800	0.800	0.700	0.700
Quantitative All Cap	0.750	0.700	0.700	0.700	0.700
Quantitative Mid Cap	0.750	0.750	0.650	0.650	0.650
Science & Technology	1.050	1.050	1.050	1.000	1.000
Small Cap Opportunities	1.000	1.000	1.000	0.950	0.950
Small Company Value	1.050	1.050	1.050	1.000	1.000
Value	0.750	0.750	0.725	0.650	0.650

Portfolio	First $50 million of Aggregate Net Assets*	Between $50 million and $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Excess Over $500 million of Aggregate Net Assets*
All Cap Value	0.850%	0.850%	0.800%	0.750%
Financial Services	0.850	0.800	0.800	0.750
Fundamental Value	0.850	0.800	0.800	0.750

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $200 million of Aggregate Net Assets*	Between $200 million and $400 million of Aggregate Net Assets*	Between $400 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Vista	0.900%	0.850%	0.825%	0.800%

Portfolio	First $300 million of Aggregate Net Assets*	Between $300 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Capital Appreciation	0.850%	0.800%	0.700%	0.670%

Portfolio	First $350 million of Aggregate Net Assets*	Excess Over $350 million of Aggregate Net Assets*
Core Equity	0.850%	0.750%

Portfolio	First $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Global	0.850%	0.800%
Small Cap Intrinsic Value	0.900	0.850

Portfolio	First $1 billion of Aggregate Net Assets*	Between $1 billion and $2 billion of Aggregate Net Assets*	Excess Over $2 billion of Aggregate Net Assets*
U.S. Large Cap	0.825%	0.725%	0.700%

Portfolio	First $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Between $1 billion and $2.5 billion of Aggregate Net Assets*	Excess Over $2.5 billion of Aggregate Net Assets*
U.S. Core	0.780%	0.760%	0.750%	0.740%
U.S. Multi Sector	0.780	0.760	0.750	0.740

Portfolio	First $100 million of Aggregate Net Assets*	Between $100 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Emerging Markets Value	1.000%	0.950%	0.950%
International Core	0.920	0.895	0.880
International Small Company[1]	1.000	0.950	0.950

1	Until May 1, 2007, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 1.030% of the first $100 million of the Portfolio’s average net assets and (b) 0.980% of the Portfolio’s average net assets in excess of $1 billion.

Portfolio	First $750 million of Aggregate Net Assets*	Between $750 million and $1.5 billion of Aggregate Net Assets*	Excess Over $1.5 billion of Aggregate Net Assets*
International Opportunities	0.900%	0.850%	0.800%

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $100 million of Aggregate Net Assets*	Between $100 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Income & Value	0.800%	0.800%	0.750%	0.750%
Money Market B	0.500	0.500	0.470	0.470
Small Cap Growth	1.100	1.050	1.050	1.050
Small Cap Value	1.100	1.050	1.050	1.050

Portfolio	First $125 million of Aggregate Net Assets*	Excess Over $125 million of Aggregate Net Assets*
Small Company	1.050%	1.000%

Portfolio	First $250 million of Aggregate Net Assets*	Excess Over $250 million of Aggregate Net Assets*
Small Company Growth[1]	1.050%	1.000%

1	When aggregate net assets exceed $1 billion, the advisory fee for Small Company Growth is 1.00% on all assets.

Portfolio	First $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Dynamic Growth	0.900%	0.850%	0.825%	0.800%
Mid Cap Value Equity	0.875	0.850	0.825	0.800
Real Estate Equity	0.875	0.850	0.825	0.825
Spectrum Income	0.800	0.725	0.725	0.725

Portfolio	First $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Between $500 million and $750 million of Aggregate Net Assets*	Excess Over $750 million of Aggregate Net Assets*
Global Real Estate	0.950%	0.950%	0.925%	0.900%
Large Cap	0.780	0.730	0.680	0.650

Portfolio	First $600 million of Aggregate Net Assets*	Between $600 million and $900 million of Aggregate Net Assets*	Between $900 million and $1.5 billion of Aggregate Net Assets*	Excess Over $1.5 billion of Aggregate Net Assets*
Utilities	0.825%	0.800%	0.775%	0.700%

The advisor fee for Franklin Templeton Founding Allocation has two components: (a) a fee on net assets invested in Affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on net assets not invested in Affiliated Funds (“Other Assets”). Affiliated Funds are any fund of John Hancock Trust, John Hancock Funds II and John Hancock Funds III excluding the following Funds: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of the Franklin Templeton Founding Allocation Trust.

Portfolio	First $500 million	Excess Over $500 million
Franklin Templeton Founding Allocation	0.050%	0.040%

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Other Assets of the Franklin Templeton Founding Allocation Trust.

Portfolio	First $500 million	Excess Over $500 million
Franklin Templeton Founding Allocation	0.500%	0.490%

*	Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II.

John Hancock Funds II and John Hancock Funds III are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Expense Reimbursement  The Adviser reimburses the Portfolios for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business) incurred in excess of, on an annualized basis, 0.50% of the average net assets of All Cap Core, All Cap Growth, All Cap Value, Blue Chip Growth, Capital Appreciation, Classic Value, Core Equity, Dynamic Growth, Emerging Small Company, Equity-Income, Financial Services, Fundamental Value, Global Allocation, Growth & Income, Health Sciences, Income & Value, Large Cap Value, Large Cap, Managed, Mid Cap Intersection, Mid Cap Stock, Mid Cap Value, Mid Cap Value Equity, Mid Value, Money Market, Natural Resources, Quantitative All Cap, Quantitative Mid Cap, Quantitative Value, Real Estate Equity, Real Estate Securities, Science & Technology, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Cap, Small Cap Intrinsic Value, Small Company, Small Company Growth, Small Company Value, Spectrum Income, Strategic Opportunities, U.S. Core, U.S. Global Leaders Growth, U.S. Large Cap, U.S. Multi Sector, Utilities, Value, Value & Restructuring and Vista and 0.75% of the average net assets of Emerging Markets Value, Global Real Estate, International Core, International Opportunities, International Small Cap, International Small Company, International Value, Overseas Equity and Pacific Rim and 0.06% of the average net assets of Special Value. This voluntary expense reimbursement may be terminated at the any time by the Adviser upon notice to the Trust.

In the case of Money Market B, and 0.06% of the average net assets of Special Value, the Adviser has agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market B Portfolio’s average net assets. The Adviser’s obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2008 and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement.

In the cases of Emerging Growth, Global, and Mutual Shares, the Adviser has contractually agreed to waive advisory fees or reimburse the Fund if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Emerging Growth, Global, and Mutual Shares Portfolios) exceed 0.25%, 0.15%, 0.10% of average daily net assets, respectively. The expense reimbursement shall continue in effect until May 1, 2008, and thereafter until termination by the Adviser on notice of the Trust.

In the case of Franklin Templeton Founding Allocation, the Adviser has agreed that if total expenses (absent reimbursement) exceed 0.025% of the average daily net assets, the Adviser would reimburse expenses by an amount such that the total expenses of the Portfolio equal 0.025%. For purposes of the expense reimbursement, total expenses would include the advisory fee but exclude the expenses of the underlying funds and Rule 12b-1 fees. This voluntary expense reimbursement may be terminated at any time after May 1, 2008.

The Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the “Participating Portfolios”) as set forth below (the “Reimbursement”). The Participating Portfolios are all portfolios of the Trust except the following: American Asset Allocation, American Bond, American Blue Chip Income and Growth Trust, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income Bond, American International, American New World, Franklin Templeton Founding Allocation, Mutual Shares and Money Market Trust B.

The Reimbursement equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth, Equity-Income, Global, Health Sciences, International Value, Mid Value, Real Estate Equity, Science & Technology, Small Company Value and Spectrum Income in the amounts of $440,575, $391,438, $31,517, $65,460, $113,744, $47,028, $52,189, $51,940, $177,961 and $115,629, respectively. These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust. These expense reimbursements are shown as a reduction of total expenses in the Statement of Operations.

Fund Administration Fees  Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios, except for JHT American Portfolios, make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value. JHT American Portfolios make payments to JHD at an annual rate not to exceed 0.35% of Series I average daily net asset value and 0.50% of Series II average daily net asset value.

4. TRUSTEES’ FEES  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5. GUARANTEES AND INDEMNIFICATIONS  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6. LINE OF CREDIT  All Portfolios of the Trust described in this Semiannual Report with the exception of JHT American Portfolios, Money Market and Money Market B, have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the period ended June 30, 2007, there were no borrowings under the line of credit.

7. CAPITAL SHARES  Share activity for the Portfolios for the six months or period ended June 30, 2007, and the year ended December 31, 2006, were as follows:

All Cap Core	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	365,207	$7,294,613	219,886	$4,057,658
Distributions reinvested	83,357	1,665,485	86,874	1,561,987
Repurchased	(1,358,339)	(27,570,704)	(2,674,441)	(48,932,746)
Net increase (decrease)	(909,775)	($18,610,606)	(2,367,681)	($43,313,101)
Series II shares
Sold	658,234	$13,612,176	154,806	$2,824,222
Distributions reinvested	3,374	67,204	3,605	64,637
Repurchased	(142,321)	(2,912,073)	(231,570)	(4,201,034)
Net increase (decrease)	519,287	$10,767,307	(73,159)	($1,312,175)
Series NAV shares
Sold	8,791,322	$179,571,470	19,645,593	$360,696,606
Distributions reinvested	175,961	3,517,463	195	3,506
Repurchased	(123,720)	(2,568,346)	(31,154)	(577,395)
Net increase (decrease)	8,843,563	$180,520,587	19,614,634	$360,122,717
Net increase (decrease)	8,453,075	$172,677,288	17,173,794	$315,497,441

All Cap Growth	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	—	—	79,456	$1,386,528
Distributions reinvested	708	$13,012	—	—
Repurchased	(1,861,047)	(34,676,457)	(3,495,753)	(59,929,867)
Net increase (decrease)	(1,860,339)	($34,663,445)	(3,416,297)	($58,543,339)
Series II shares
Sold	15,390	$289,560	142,179	$2,391,182
Repurchased	(247,999)	(4,538,103)	(487,957)	(8,283,659)
Net increase (decrease)	(232,609)	($4,248,543)	(345,778)	($5,892,477)
Series NAV shares
Sold	667,896	$12,322,636	2,662,007	$45,700,221
Distributions reinvested	3,737	68,763	—	—
Repurchased	(763,896)	(14,419,508)	(37,033)	(637,174)
Net increase (decrease)	(92,263)	($2,028,109)	2,624,974	$45,063,047
Net increase (decrease)	(2,185,211)	($40,940,097)	(1,137,101)	($19,372,769)

CAPITAL SHARES, CONTINUED

All Cap Value	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	450,915	$5,893,876	441,856	$4,008,683
Distributions reinvested	286,894	3,652,157	1,293,426	15,792,737
Repurchased	(723,299)	(9,549,435)	(1,299,393)	(15,170,831)
Net increase (decrease)	14,510	($3,402)	435,889	$4,630,589
Series II shares
Sold	9,301	$123,395	388,893	$5,132,921
Distributions reinvested	255,166	3,240,605	1,237,368	15,083,511
Repurchased	(808,062)	(10,639,028)	(1,015,620)	(13,189,623)
Net increase (decrease)	(543,595)	($7,275,028)	610,641	$7,026,809
Series III shares
Sold	—	—	2,054	$30,268
Distributions reinvested	—	—	17,448	212,163
Repurchased	—	—	(83,157)	(1,023,540)
Net increase (decrease)	—	—	(63,655)	($781,109)
Series NAV shares
Sold	1,527,516	$20,111,523	6,333,949	$83,135,744
Distributions reinvested	1,100,023	13,948,293	2,872,753	34,961,408
Repurchased	(19,173,565)	(248,883,827)	(51,679)	(634,351)
Net increase (decrease)	(16,546,026)	($214,824,011)	9,155,023	$117,462,801
Net increase (decrease)	(17,075,111)	($222,102,441)	10,137,898	$128,339,090

a	Series III shares were terminated on 10-4-06.

American Asset Allocation	Period Ended 6-30-07[a]
	Shares	Amount
Series II shares
Sold	6,325,918	$81,287,933
Net increase (decrease)	6,325,918	$81,287,933

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

American Blue Chip Income and Growth	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	183,365	$3,330,139	692,100	$11,852,353
Distributions reinvested	93,637	1,574,979	11,651	189,797
Repurchased	(122,453)	(2,244,279)	(204,478)	(3,425,437)
Net increase (decrease)	154,549	$2,660,839	499,273	$8,616,713
Series II shares
Sold	107,747	$1,972,629	581,076	$9,790,080
Distributions reinvested	1,022,404	17,186,615	251,098	4,087,869
Repurchased	(1,451,815)	(26,215,671)	(1,554,086)	(26,203,762)
Net increase (decrease)	(321,664)	($7,056,427)	(721,912)	($12,325,813)
Net increase (decrease)	(167,115)	($4,395,588)	(222,639)	($3,709,100)

American Bond	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	371,057	$4,989,152	295,832	$3,769,157
Distributions reinvested	5,879	78,137	—	—
Repurchased	(108,732)	(1,468,643)	(163,690)	(2,068,253)
Net increase (decrease)	268,204	$3,598,646	132,142	$1,700,904
Series II shares
Sold	16,309,069	$217,716,091	29,623,269	$378,452,532
Distributions reinvested	845,428	11,227,286	—	—
Repurchased	(184,375)	(2,465,157)	(99,974)	(1,261,361)
Net increase (decrease)	16,970,122	$226,478,220	29,523,295	$377,191,171
Net increase (decrease)	17,238,326	$230,076,866	29,655,437	$378,892,075

CAPITAL SHARES, CONTINUED

American Global Growth	Period Ended 6-30-07[a]
	Shares	Amount
Series II shares
Sold	2,439,127	$31,176,641
Net increase (decrease)	2,439,127	$31,176,641

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

American Global Small Capitalization	Period Ended 6-30-07[a]
	Shares	Amount
Series II shares
Sold	827,638	$10,936,532
Net increase (decrease)	827,638	$10,936,532

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

American Growth	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	738,960	$16,617,434	1,952,605	$40,908,197
Distributions reinvested	74,511	1,639,242	30,833	633,920
Repurchased	(1,094,095)	(23,952,432)	(285,385)	(5,850,770)
Net increase (decrease)	(280,624)	($5,695,756)	1,698,053	$35,691,347
Series II shares
Sold	3,433,307	$76,676,129	12,834,358	$263,020,300
Distributions reinvested	1,252,468	27,466,630	508,722	10,428,812
Repurchased	(2,421,160)	(55,837,072)	(1,703,944)	(35,622,031)
Net increase (decrease)	2,264,615	$48,305,687	11,639,136	$237,827,081
Net increase (decrease)	1,983,991	$42,609,931	13,337,189	$273,518,428

American Growth-Income	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	195,499	$4,014,978	338,005	$6,375,289
Distributions reinvested	36,074	716,421	10,257	187,082
Repurchased	(92,567)	(1,904,465)	(153,453)	(2,859,845)
Net increase (decrease)	139,006	$2,826,934	194,809	$3,702,526
Series II shares
Sold	4,271,736	$87,328,617	12,827,464	$238,727,511
Distributions reinvested	2,193,638	43,477,905	600,096	10,927,748
Repurchased	(1,396,047)	(28,929,899)	(1,114,344)	(21,181,347)
Net increase (decrease)	5,069,327	$101,876,623	12,313,216	$228,473,912
Net increase (decrease)	5,208,333	$104,703,557	12,508,025	$232,176,438

American High Income Bond	Period Ended 6-30-07[a]
	Shares	Amount
Series II shares
Sold	638,916	$7,996,100
Net increase (decrease)	638,916	$7,996,100

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

American International	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	667,819	$16,979,582	1,711,238	$39,368,519
Distributions reinvested	112,273	2,856,238	39,228	878,697
Repurchased	(189,517)	(4,796,984)	(566,365)	(12,933,618)
Net increase (decrease)	590,575	$15,038,836	1,184,101	$27,313,598
Series II shares
Sold	3,079,437	$78,950,960	10,084,482	$229,446,211
Distributions reinvested	1,340,466	34,061,251	598,080	13,379,041
Repurchased	(1,587,631)	(42,023,747)	(1,582,640)	(36,618,655)
Net increase (decrease)	2,832,272	$70,988,464	9,099,922	$206,206,597
Net increase (decrease)	3,422,847	$86,027,300	10,284,023	$233,520,195

CAPITAL SHARES, CONTINUED

American New World	Period Ended 6-30-07[a]
	Shares	Amount
Series II shares
Sold	601,191	$7,780,812
Repurchased	(13,437)	(171,989)
Net increase (decrease)	587,754	$7,608,823

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

Blue Chip Growth	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	110,866	$2,168,103	34,458	$602,970
Capital contributions[b]	—	—	—	5,076
Distributions reinvested	158,398	3,114,107	83,047	1,499,003
Repurchased	(4,102,270)	(82,626,783)	(9,051,014)	(164,303,600)
Net increase (decrease)	(3,833,006)	($77,344,573)	(8,933,509)	($162,196,551)
Series II shares
Sold	155,887	$3,117,916	486,262	$8,737,750
Capital contributions[b]	—	—	—	1,340
Distributions reinvested	26,885	527,488	3,383	60,957
Repurchased	(1,017,847)	(20,559,697)	(1,635,273)	(29,644,779)
Net increase (decrease)	(835,075)	($16,914,293)	(1,145,628)	($20,844,732)
Series III shares
Sold	—	—	6,118	$108,733
Repurchased	—	—	(71,199)	(1,238,243)
Net increase (decrease)	—	—	(65,081)	($1,129,510)
Series NAV shares
Sold	7,048,812	$140,333,533	19,113,374	$343,475,650
Capital contributions[b]	—	—	—	14,221
Distributions reinvested	542,979	10,653,242	220,900	3,980,619
Repurchased	(3,767,464)	(77,534,294)	(5,858,265)	(107,153,658)
Net increase (decrease)	3,824,327	$73,452,481	13,476,009	$240,316,832
Net increase (decrease)	(843,754)	($20,806,385)	3,331,791	$56,146,039

a	Series III shares were terminated on 10-4-06.

b	Refer to payment made by affiliate, Note 1.

Capital Appreciation	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	144,576	$1,355,718	1,082,749	$10,420,131
Issued in reorganization	—	—	28,706,636	256,305,274
Capital contributions[a]	—	—	—	25,271
Distributions reinvested	130,829	1,210,164	647,040	5,765,132
Repurchased	(3,671,188)	(34,203,146)	(6,645,144)	(58,283,220)
Net increase (decrease)	(3,395,783)	($31,637,264)	23,791,281	$214,232,588
Series II shares
Sold	154,137	$1,432,740	852,368	$7,707,716
Issued in reorganization	—	—	9,639,890	85,409,549
Capital contributions[a]	—	—	—	10,837
Distributions reinvested	50,881	466,074	578,859	5,117,110
Repurchased	(1,845,631)	(17,047,015)	(3,207,307)	(28,130,323)
Net increase (decrease)	(1,640,613)	($15,148,201)	7,863,810	$70,114,889
Series NAV shares
Sold	7,823,040	$72,994,249	27,702,645	$248,310,058
Issued in reorganization	—	—	19,574,797	174,838,881
Capital contributions[a]	—	—	—	59,881
Distributions reinvested	382,720	3,540,164	3,278,528	29,211,685
Repurchased	(1,274,570)	(11,858,893)	(2,177,297)	(18,080,865)
Net increase (decrease)	6,931,190	$64,675,520	48,378,673	$434,339,640
Net increase (decrease)	1,894,794	$17,890,055	80,033,764	$718,687,117

a	Refer to payment made by affiliate, Note 1.

CAPITAL SHARES, CONTINUED

Classic Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	254,975	$4,224,105	1,239,068	$18,704,769
Distributions reinvested	48,788	778,663	50,194	810,362
Repurchased	(156,514)	(2,595,984)	(231,286)	(3,727,379)
Net increase (decrease)	147,249	$2,406,784	1,057,976	$15,787,752
Series II shares
Sold	271,155	$4,512,447	1,654,481	$25,584,419
Distributions reinvested	53,096	846,351	62,052	1,000,251
Repurchased	(733,184)	(12,131,478)	(593,722)	(9,354,921)
Net increase (decrease)	(408,933)	($6,772,680)	1,122,811	$17,229,749
Series NAV shares
Sold	540,982	$9,032,039	1,330,468	$20,785,748
Distributions reinvested	12,561	200,729	13,051	210,453
Repurchased	(51,563)	(849,045)	(1,067,502)	(17,480,117)
Net increase (decrease)	501,980	$8,383,723	276,017	$3,516,084
Net increase (decrease)	240,296	$4,017,827	2,456,804	$36,533,585

Core Equity	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	211,918	$3,322,752	66,168	$958,045
Distributions reinvested	5,986	86,671	6,692	94,624
Repurchased	(11,142)	(169,736)	(25,390)	(354,728)
Net increase (decrease)	206,762	$3,239,687	47,470	$697,941
Series II shares
Sold	201,082	$3,022,621	668,069	$9,526,069
Distributions reinvested	157,962	2,274,652	234,764	3,307,819
Repurchased	(504,633)	(7,634,252)	(1,088,051)	(15,240,046)
Net increase (decrease)	(145,589)	($2,336,979)	(185,218)	($2,406,158)
Series NAV shares
Sold	5,619,967	$85,010,430	12,700,301	$180,372,105
Distributions reinvested	1,516,070	21,983,018	1,966,461	27,825,424
Repurchased	(1,308,823)	(20,150,392)	(9,774,191)	(137,268,993)
Net increase (decrease)	5,827,214	$86,843,056	4,892,571	$70,928,536
Net increase (decrease)	5,888,387	$87,745,764	4,754,823	$69,220,319

Dynamic Growth	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	497,760	$3,179,887	1,247,917	$7,253,123
Repurchased	(2,259,007)	(14,560,658)	(6,406,185)	(36,360,229)
Net increase (decrease)	(1,761,247)	($11,380,771)	(5,158,268)	($29,107,106)
Series II shares
Sold	289,531	$1,865,549	770,458	$4,462,180
Repurchased	(819,717)	(5,233,558)	(3,121,492)	(17,618,577)
Net increase (decrease)	(530,186)	($3,368,009)	(2,351,034)	($13,156,397)
Series NAV shares
Sold	30,443	$196,612	86,723	$516,939
Repurchased	(10,517)	(66,551)	(47,086)	(284,342)
Net increase (decrease)	19,926	$130,061	39,637	$232,597
Net increase (decrease)	(2,271,507)	($14,618,719)	(7,469,665)	($42,030,906)

CAPITAL SHARES, CONTINUED

Emerging Growth	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	57,807	$651,751	76,343	$1,052,431
Distributions reinvested	32,340	336,662	54,179	683,198
Repurchased	(14,280)	(174,512)	(83,765)	(1,120,826)
Net increase (decrease)	75,867	$813,901	46,757	$614,803
Series II shares
Sold	165,977	$2,050,498	951,692	$14,441,555
Distributions reinvested	208,949	2,141,725	464,825	5,801,012
Repurchased	(489,359)	(5,789,114)	(935,748)	(12,036,956)
Net increase (decrease)	(114,433)	($1,596,891)	480,769	$8,205,611
Series III shares
Sold	—	—	14,045	$256,110
Distributions reinvested	—	—	6,264	78,744
Repurchased	—	—	(32,447)	(494,228)
Net increase (decrease)	—	—	(12,138)	($159,374)
Series NAV shares
Sold	146,718	$1,672,362	429,817	$5,572,876
Distributions reinvested	292,052	3,046,101	363,204	4,583,631
Repurchased	(222,502)	(2,601,478)	(128,824)	(1,673,726)
Net increase (decrease)	216,268	$2,116,985	664,197	$8,482,781
Net increase (decrease)	177,702	$1,333,995	1,179,585	$17,143,821

a	Series III shares were terminated on 10-4-06.

Emerging Markets Value	Period Ended 6-30-07[a]
	Shares	Amount
Series I shares
Sold	9,302	$117,216
Repurchased	(7)	(93)
Net increase (decrease)	9,295	$117,123
Series NAV shares
Sold	33,667,335	$439,602,822
Repurchased	(71,646)	(960,573)
Net increase (decrease)	33,595,689	$438,642,249
Net increase (decrease)	33,604,984	$438,759,372

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

Emerging Small Company	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	29,638	$762,885	229,778	$6,992,707
Distributions reinvested	1,635,529	40,037,749	422,534	13,288,680
Repurchased	(1,043,049)	(29,539,397)	(1,999,829)	(59,468,666)
Net increase (decrease)	622,118	$11,261,237	(1,347,517)	($39,187,279)
Series II shares
Sold	127,769	$3,337,952	203,865	$6,177,451
Distributions reinvested	408,945	9,900,556	118,105	3,688,432
Repurchased	(413,528)	(11,325,576)	(878,643)	(26,120,366)
Net increase (decrease)	123,186	$1,912,932	(556,673)	($16,254,483)
Series III shares
Sold	—	—	328	$10,299
Distributions reinvested	—	—	295	9,264
Repurchased	—	—	(6,627)	(189,794)
Net increase (decrease)	—	—	(6,004)	($170,231)
Series NAV shares
Sold	20,890	$579,500	25,410	$747,199
Distributions reinvested	7,790	191,002	356	11,210
Repurchased	(7,918)	(216,686)	(4,464)	(135,517)
Net increase (decrease)	20,762	$553,816	21,302	$622,892
Net increase (decrease)	766,066	$13,727,985	(1,888,892)	($54,989,101)

a	Series III shares were terminated on 10-4-06.

CAPITAL SHARES, CONTINUED

Equity-Income	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	200,757	$3,755,090	519,423	$9,017,134
Capital contributions[b]	—	—	—	117,489
Distributions reinvested	3,046,560	54,076,440	3,982,431	64,913,617
Repurchased	(4,512,797)	(84,284,972)	(9,814,796)	(168,246,766)
Net increase (decrease)	(1,265,480)	($26,453,442)	(5,312,942)	($94,198,526)
Series II shares
Sold	417,286	$7,756,145	1,115,146	$19,034,773
Capital contributions[b]	—	—	—	45,389
Distributions reinvested	1,160,059	20,521,444	1,426,051	23,173,330
Repurchased	(1,672,933)	(31,068,524)	(3,297,051)	(56,046,450)
Net increase (decrease)	(95,588)	($2,790,935)	(755,854)	($13,792,958)
Series III shares
Sold	—	—	2,223	$38,144
Distributions reinvested	—	—	3,575	58,091
Repurchased	—	—	(48,849)	(796,212)
Net increase (decrease)	—	—	(43,051)	($699,977)
Series NAV shares
Sold	3,966,387	$74,132,238	9,172,582	$157,852,886
Capital contributions[b]	—	—	—	182,040
Distributions reinvested	5,172,664	91,607,875	6,212,464	101,076,784
Repurchased	(1,761,185)	(32,719,905)	(16,179,393)	(271,828,429)
Net increase (decrease)	7,377,866	$133,020,208	(794,347)	($12,716,719)
Net increase (decrease)	6,016,798	$103,775,831	(6,906,194)	($121,408,180)

a	Series III shares were terminated on 10-4-06.

b	Refer to payment made by affiliate, Note 1.

Financial Services	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	217,371	$4,074,193	1,569,463	$27,030,961
Capital contributions[b]	—	—	—	2,333
Distributions reinvested	43,177	781,496	12,497	198,448
Repurchased	(1,083,868)	(20,137,963)	(855,262)	(13,955,687)
Net increase (decrease)	(823,320)	($15,282,274)	726,698	$13,276,055
Series II shares
Sold	182,581	$3,433,840	986,113	$16,777,685
Capital contributions[b]	—	—	—	1,804
Distributions reinvested	29,246	527,008	6,289	99,485
Repurchased	(646,343)	(12,054,021)	(616,766)	(9,956,763)
Net increase (decrease)	(434,516)	($8,093,173)	375,636	$6,922,211
Series III shares
Sold	—	—	11,663	$181,064
Distributions reinvested	—	—	10	165
Repurchased	—	—	(25,467)	(401,498)
Net increase (decrease)	—	—	(13,794)	($220,269)
Series NAV shares
Sold	54,358	$1,030,376	142,137	$2,409,741
Capital contributions[b]	—	—	—	1,627
Distributions reinvested	33,549	606,897	15,302	242,847
Repurchased	(323,516)	(6,059,127)	(729,619)	(12,069,120)
Net increase (decrease)	(235,609)	($4,421,854)	(572,180)	($9,414,905)
Net increase (decrease)	(1,493,445)	($27,797,301)	516,360	$10,563,092

a	Series III shares were terminated on 10-4-06.

b	Refer to payment made by affiliate, Note 1.

CAPITAL SHARES, CONTINUED

Franklin Templeton Founding Allocation	Period Ended 6-30-07[a]
	Shares	Amount
Series II shares
Sold	23,444,059	$297,084,444
Net increase (decrease)	23,444,059	$297,084,444

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

Fundamental Value	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	115,560	$1,967,310	669,217	$7,964,395
Distributions reinvested	427,793	7,050,030	541,390	8,120,854
Repurchased	(1,021,808)	(17,419,124)	(2,239,774)	(32,298,437)
Net increase (decrease)	(478,455)	($8,401,784)	(1,029,167)	($16,213,188)
Series II shares
Sold	5,137,363	$87,178,718	5,786,417	$90,661,803
Distributions reinvested	853,997	14,022,635	772,629	11,550,804
Repurchased	(1,384,830)	(23,559,580)	(897,250)	(13,906,343)
Net increase (decrease)	4,606,530	$77,641,773	5,661,796	$88,306,264
Series III shares
Sold	—	—	3,001	$46,219
Distributions reinvested	—	—	2,807	41,960
Repurchased	—	—	(81,119)	(1,217,698)
Net increase (decrease)	—	—	(75,311)	($1,129,519)
Series NAV shares
Sold	4,806,325	$81,392,544	12,340,606	$191,033,372
Distributions reinvested	1,462,296	24,025,525	1,594,930	23,860,147
Repurchased	(881,567)	(15,099,727)	(9,035,800)	(138,389,543)
Net increase (decrease)	5,387,054	$90,318,342	4,899,736	$76,503,976
Net increase (decrease)	9,515,129	$159,558,331	9,457,054	$147,467,533

a	Series III shares were terminated on 10-4-06.

Global	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	31,643	$608,202	171,899	$2,957,947
Distributions reinvested	278,133	5,415,247	274,293	4,630,069
Repurchased	(1,583,343)	(31,066,998)	(3,010,619)	(52,435,337)
Net increase (decrease)	(1,273,567)	($25,043,549)	(2,564,427)	($44,847,321)
Series II shares
Sold	2,296,047	$45,500,522	385,033	$6,640,983
Distributions reinvested	28,044	543,767	27,156	456,497
Repurchased	(484,288)	(9,559,482)	(536,272)	(9,246,301)
Net increase (decrease)	1,839,803	$36,484,807	(124,083)	($2,148,821)
Series III shares
Sold	—	—	1,211	$20,275
Distributions reinvested	—	—	162	2,724
Repurchased	—	—	(16,301)	(274,073)
Net increase (decrease)	—	—	(14,928)	($251,074)
Series NAV shares
Sold	4,997,279	$100,091,800	98,049	$1,696,407
Distributions reinvested	2,136	41,556	941	15,862
Repurchased	(17,163)	(335,944)	(24,798)	(437,645)
Net increase (decrease)	4,982,252	$99,797,412	74,192	$1,274,624
Net increase (decrease)	5,548,488	$111,238,670	(2,629,246)	($45,972,592)

a	Series III shares were terminated on 10-4-06.

CAPITAL SHARES, CONTINUED

Global Allocation	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	338,251	$4,314,623	1,231,111	$14,648,565
Distributions reinvested	422,812	5,200,582	76,961	895,831
Repurchased	(679,131)	(8,664,625)	(963,743)	(11,561,128)
Net increase (decrease)	81,932	$850,580	344,329	$3,983,268
Series II shares
Sold	2,620,888	$33,362,195	6,061,326	$72,337,914
Distributions reinvested	992,670	12,150,278	98,631	1,142,146
Repurchased	(577,817)	(7,291,986)	(470,174)	(5,503,937)
Net increase (decrease)	3,035,741	$38,220,487	5,689,783	$67,976,123
Series NAV shares
Sold	825,584	$10,495,752	127,242	$1,539,528
Distributions reinvested	13,821	169,579	622	7,220
Repurchased	(56,439)	(723,011)	(33,829)	(396,541)
Net increase (decrease)	782,966	$9,942,320	94,035	$1,150,207
Net increase (decrease)	3,900,639	$49,013,387	6,128,147	$73,109,598

Global Real Estate	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	6,306,973	$94,298,172	29,843,601	$372,283,019
Distributions reinvested	2,028,618	30,652,424	—	—
Repurchased	(2,096,352)	(32,967,897)	(1,582,886)	(21,344,552)
Net increase (decrease)	6,239,239	$91,982,699	28,260,715	$350,938,467

a	Period from 4-28-06 (commencement of operations) to 12-31-06.

Growth & Income	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	308,352	$4,270,142	792,538	$10,114,998
Capital contributions[a]	—	—	—	197,801
Distributions reinvested	9,465,910	125,991,270	10,977,620	135,354,061
Repurchased	(9,581,918)	(132,165,552)	(25,847,462)	(330,826,351)
Net increase (decrease)	192,344	($1,904,140)	(14,077,304)	($185,159,491)

a	Refer to payment made by affiliate, Note 1.

Health Sciences	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	333,205	$5,254,692	1,108,452	$17,650,713
Distributions reinvested	889,332	13,348,876	871,147	12,553,230
Repurchased	(1,010,728)	(15,991,963)	(1,770,330)	(26,794,719)
Net increase (decrease)	211,809	$2,611,605	209,269	$3,409,224
Series II shares
Sold	284,452	$4,509,110	687,962	$10,750,144
Distributions reinvested	555,263	8,240,108	566,458	8,094,695
Repurchased	(814,605)	(12,731,981)	(1,394,338)	(20,697,733)
Net increase (decrease)	25,110	$17,237	(139,918)	($1,852,894)
Series III shares
Sold	—	—	25,450	$424,098
Distributions reinvested	—	—	3,558	51,088
Repurchased	—	—	(55,202)	(815,387)
Net increase (decrease)	—	—	(26,194)	($340,201)
Series NAV shares
Sold	93,583	$1,478,074	329,195	$5,290,642
Distributions reinvested	200,552	3,012,295	198,225	2,858,402
Repurchased	(194,458)	(3,089,114)	(447,421)	(6,916,075)
Net increase (decrease)	99,677	$1,401,255	79,999	$1,232,969
Net increase (decrease)	336,596	$4,030,097	123,156	$2,449,098

a	Series III shares were terminated on 10-4-06.

CAPITAL SHARES, CONTINUED

Income and Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	16,426	$203,132	1,884,569	$21,256,155
Distributions reinvested	807,266	9,671,041	888,633	10,103,752
Repurchased	(4,162,398)	(51,078,672)	(9,078,764)	(105,032,484)
Net increase (decrease)	(3,338,706)	($41,204,499)	(6,305,562)	($73,672,577)
Series II shares
Sold	72,371	$884,356	673,106	$7,665,682
Distributions reinvested	158,875	1,893,795	171,909	1,946,010
Repurchased	(848,174)	(10,344,473)	(2,056,709)	(23,581,935)
Net increase (decrease)	(616,928)	($7,566,322)	(1,211,694)	($13,970,243)
Series NAV shares
Sold	62,663	$769,193	138,538	$1,604,918
Distributions reinvested	3,025	36,234	2,791	31,732
Repurchased	(50,946)	(621,781)	(56,287)	(670,687)
Net increase (decrease)	14,742	$183,646	85,042	$965,963
Net increase (decrease)	(3,940,892)	($48,587,175)	(7,432,214)	($86,676,857)

International Core	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	252,300	$3,903,665	1,040,938	$14,496,370
Distributions reinvested	600,475	9,103,197	528,473	7,113,247
Repurchased	(1,031,398)	(16,061,568)	(2,737,172)	(37,890,912)
Net increase (decrease)	(178,623)	($3,054,706)	(1,167,761)	($16,281,295)
Series II shares
Sold	883,851	$13,716,239	1,242,143	$17,235,236
Distributions reinvested	213,298	3,248,534	127,000	1,715,772
Repurchased	(580,977)	(9,051,857)	(937,173)	(12,715,908)
Net increase (decrease)	516,172	$7,912,916	431,970	$6,235,100
Series NAV shares
Sold	6,907,502	$106,243,227	22,348,222	$300,946,272
Distributions reinvested	5,341,415	80,815,606	3,042,705	40,893,956
Repurchased	(3,121,555)	(49,029,094)	(3,775,151)	(52,779,360)
Net increase (decrease)	9,127,362	$138,029,739	21,615,776	$289,060,868
Net increase (decrease)	9,464,911	$142,887,949	20,879,985	$279,014,673

International Opportunities	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	173,582	$3,116,318	519,563	$8,581,012
Distributions reinvested	22,985	397,413	9,094	148,233
Repurchased	(196,200)	(3,485,803)	(215,191)	(3,482,863)
Net increase (decrease)	367	$27,928	313,466	$5,246,382
Series II shares
Sold	1,626,309	$29,616,338	2,295,002	$37,679,845
Distributions reinvested	296,883	5,139,052	76,761	1,251,974
Repurchased	(636,563)	(11,391,478)	(789,649)	(12,312,851)
Net increase (decrease)	1,286,629	$23,363,912	1,582,114	$26,618,968
Series NAV shares
Sold	4,576,296	$81,447,953	14,794,946	$239,538,530
Distributions reinvested	3,339,593	57,741,563	1,396,000	22,768,760
Repurchased	(890,613)	(16,039,860)	(919,239)	(15,317,131)
Net increase (decrease)	7,025,276	$123,149,656	15,271,707	$246,990,159
Net increase (decrease)	8,312,272	$146,541,496	17,167,287	$278,855,509

CAPITAL SHARES, CONTINUED

International Small Cap	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	612,740	$14,762,661	731,925	$15,466,833
Distributions reinvested	1,289,754	28,748,614	79,010	1,697,141
Repurchased	(754,883)	(18,171,921)	(1,620,997)	(34,276,980)
Net increase (decrease)	1,147,611	$25,339,354	(810,062)	($17,113,006)
Series II shares
Sold	801,671	$19,476,198	984,270	$21,298,914
Distributions reinvested	533,331	11,925,287	25,034	538,977
Repurchased	(298,230)	(7,193,214)	(1,007,302)	(21,565,382)
Net increase (decrease)	1,036,772	$24,208,271	2,002	$272,509
Series III shares
Sold	—	—	1,507	$31,225
Distributions reinvested	—	—	72	1,554
Repurchased	—	—	(9,164)	(190,980)
Net increase (decrease)	—	—	(7,585)	($158,201)
Series NAV shares
Sold	552,535	$13,446,380	5,334,296	$111,517,729
Distributions reinvested	3,514,933	78,136,959	242,281	5,192,079
Repurchased	(5,466,128)	(129,260,078)	(8,327,582)	(183,853,717)
Net increase (decrease)	(1,398,660)	($37,676,739)	(2,751,005)	($67,143,909)
Net increase (decrease)	785,723	$11,870,886	(3,566,650)	($84,142,607)

a	Series III shares were terminated on 10-4-06.

International Small Company	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	623,629	$8,703,242	18,346,386	$225,230,099
Distributions reinvested	81,418	1,188,710	—	—
Repurchased	(4,184,984)	(62,116,669)	(634,485)	(8,069,774)
Net increase (decrease)	(3,479,937)	($52,224,717)	17,711,901	$217,160,325

a	Period from 4-28-06 (commencement of operations) to 12-31-06.

International Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	353,269	$6,757,193	1,350,474	$23,271,920
Distributions reinvested	3,066,945	54,346,273	1,627,374	26,233,263
Repurchased	(2,877,628)	(54,204,972)	(4,836,016)	(82,615,627)
Net increase (decrease)	542,586	$6,898,494	(1,858,168)	($33,110,444)
Series II shares
Sold	2,629,853	$48,219,550	1,334,661	$23,134,978
Distributions reinvested	1,703,307	30,080,395	853,278	13,720,708
Repurchased	(1,840,674)	(34,481,293)	(2,519,174)	(42,780,740)
Net increase (decrease)	2,492,486	$43,818,652	(331,235)	($5,925,054)
Series NAV shares
Sold	5,260,706	$99,190,964	12,954,063	$216,829,233
Distributions reinvested	7,052,098	124,399,011	3,301,765	53,026,347
Repurchased	(4,147,186)	(76,653,694)	(11,371,655)	(192,702,124)
Net increase (decrease)	8,165,618	$146,936,281	4,884,173	$77,153,456
Net increase (decrease)	11,200,690	$197,653,427	2,694,770	$38,117,958

CAPITAL SHARES, CONTINUED

Large Cap	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	82,473	$1,328,258	153,695	$2,157,977
Issued in reorganization (Note 1)	24,288,666	389,399,315	—	—
Distributions reinvested	1,838	28,135	112	1,581
Repurchased	(2,687,018)	(43,254,740)	(117,114)	(1,657,201)
Net increase (decrease)	21,685,959	$347,500,968	36,693	$502,357
Series II shares
Sold	41,452	$652,072	99,657	$1,468,196
Issued in reorganization (Note 1)	1,436,659	22,953,303	—	—
Distributions reinvested	5,782	88,231	2,036	28,610
Repurchased	(202,567)	(3,247,147)	(47,916)	(711,160)
Net increase (decrease)	1,281,326	$20,446,459	53,777	$785,646
Series NAV shares
Sold	6,960,530	$112,284,190	4,331,344	$62,842,897
Issued in reorganization (Note 1)	56,374	901,651	—	—
Distributions reinvested	675,220	10,310,607	292,234	4,108,803
Repurchased	(148,513)	(2,358,901)	(161,771)	(2,340,384)
Net increase (decrease)	7,543,611	$121,137,547	4,461,807	$64,611,316
Net increase (decrease)	30,510,896	$489,084,974	4,552,277	$65,899,319

Large Cap Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	396,859	$9,468,662	2,527,410	$57,198,747
Issued in reorganization	—	—	1,109,182	25,188,273
Distributions reinvested	132,073	3,072,025	45,346	959,059
Repurchased	(545,524)	(12,964,033)	(362,812)	(7,996,606)
Net increase (decrease)	(16,592)	($423,346)	3,319,126	$75,349,473
Series II shares
Sold	140,763	$3,367,945	1,163,596	$24,861,490
Issued in reorganization	—	—	1,037,328	23,448,311
Distributions reinvested	86,072	1,994,297	364,018	7,673,499
Repurchased	(520,513)	(12,315,576)	(3,952,772)	(87,472,407)
Net increase (decrease)	(293,678)	($6,953,334)	(1,387,830)	($31,489,107)
Series NAV shares
Sold	1,907,985	$45,299,690	6,631,904	$143,404,028
Issued in reorganization	—	—	3,590,928	81,620,383
Distributions reinvested	633,797	14,748,458	671,442	14,214,434
Repurchased	(186,841)	(4,517,525)	(896,439)	(18,476,157)
Net increase (decrease)	2,354,941	$55,530,623	9,997,835	$220,762,688
Net increase (decrease)	2,044,671	$48,153,943	11,929,131	$264,623,054

Managed	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,911,598	$39,133,274	4,041,823	$51,327,415
Distributions reinvested	3,404,377	45,005,865	11,876,688	149,765,039
Repurchased	(12,800,309)	(172,777,081)	(34,833,130)	(447,885,138)
Net increase (decrease)	(6,484,334)	($88,637,942)	(18,914,619)	($246,792,684)

Mid Cap Intersection	Period Ended 6-30-07[a]
	Shares	Amount
Series I shares
Sold	8,000	$100,000
Net increase (decrease)	8,000	$100,000
Series II shares
Sold	41,682	$534,097
Repurchased	(4,234)	(54,732)
Net increase (decrease)	37,448	$479,365
Series NAV shares
Sold	22,545,150	$282,942,396
Repurchased	(220,545)	(2,855,576)
Net increase (decrease)	22,324,605	$280,086,820
Net increase (decrease)	22,370,053	$280,666,185

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

CAPITAL SHARES, CONTINUED

Mid Cap Stock	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	389,403	$6,682,011	1,012,185	$10,572,987
Capital contributions[b]	—	—	—	76,637
Distributions reinvested	2,794,470	43,761,398	987,199	15,785,313
Repurchased	(2,398,952)	(40,524,061)	(5,346,632)	(79,711,857)
Net increase (decrease)	784,921	$9,919,348	(3,347,248)	($53,276,920)
Series II shares
Sold	562,334	$9,493,772	1,064,980	$16,856,336
Capital contributions[b]	—	—	—	39,070
Distributions reinvested	1,476,673	22,873,668	475,225	7,537,071
Repurchased	(1,285,356)	(21,334,986)	(2,194,636)	(34,559,952)
Net increase (decrease)	753,651	$11,032,454	(654,431)	($10,127,475)
Series III shares
Sold	—	—	60,255	$948,168
Distributions reinvested	—	—	7,307	116,402
Repurchased	—	—	(253,286)	(3,893,854)
Net increase (decrease)	—	—	(185,724)	($2,829,284)
Series NAV shares
Sold	9,121,125	$150,761,230	4,800,865	$75,122,851
Capital contributions[b]	—	—	—	100,334
Distributions reinvested	3,836,857	60,238,660	1,092,728	17,494,578
Repurchased	(2,866,595)	(48,520,065)	(3,665,952)	(56,728,208)
Net increase (decrease)	10,091,387	$162,479,825	2,227,641	$35,989,555
Net increase (decrease)	11,629,959	$183,431,627	(1,959,762)	($30,244,124)

a	Series III shares were terminated on 10-4-06.

b	Refer to payment made by affiliate, Note 1.

Mid Cap Value	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	252,212	$4,456,207	495,456	$8,233,212
Distributions reinvested	2,425,852	38,498,272	3,025,545	48,196,939
Repurchased	(2,843,943)	(49,656,637)	(4,142,967)	(69,763,987)
Net increase (decrease)	(165,879)	($6,702,158)	(621,966)	($13,333,836)
Series II shares
Sold	172,945	$2,850,499	422,314	$7,002,738
Distributions reinvested	2,069,924	32,725,497	2,493,527	39,597,203
Repurchased	(1,894,110)	(32,451,070)	(3,568,611)	(59,413,762)
Net increase (decrease)	348,759	$3,124,926	(652,770)	($12,813,821)
Series III shares
Sold	—	—	3,698	$66,882
Distributions reinvested	—	—	12,444	196,983
Repurchased	—	—	(89,369)	(1,424,356)
Net increase (decrease)	—	—	(73,227)	($1,160,491)
Series NAV shares
Sold	7,998,552	$130,501,423	1,186,417	$21,710,376
Distributions reinvested	235,363	3,732,865	1,063,393	16,918,575
Repurchased	(316,571)	(5,591,177)	(5,259,736)	(85,455,290)
Net increase (decrease)	7,917,344	$128,643,111	(3,009,926)	($46,826,339)
Net increase (decrease)	8,100,224	$125,065,879	(4,357,889)	($74,134,487)

a	Series III shares were terminated on 10-4-06.

Mid Cap Value Equity	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	655,984	$9,143,022	8,620,768	$107,217,172
Distributions reinvested	45,335	627,438	—	—
Repurchased	(292,033)	(4,259,716)	(13,347)	(164,562)
Net increase (decrease)	409,286	$5,510,744	8,607,421	$107,052,610

a	Period from 4-28-06 (commencement of operations) to 12-31-06.

CAPITAL SHARES, CONTINUED

Mid Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	314,422	$4,311,012	405,930	$5,167,011
Distributions reinvested	79,711	1,009,144	9,734	116,619
Repurchased	(35,981)	(489,009)	(33,610)	(427,678)
Net increase (decrease)	358,152	$4,831,147	382,054	$4,855,952
Series II shares
Sold	282,174	$3,813,716	952,932	$12,033,880
Distributions reinvested	164,620	2,080,792	59,926	717,319
Repurchased	(143,242)	(1,924,862)	(186,562)	(2,301,881)
Net increase (decrease)	303,552	$3,969,646	826,296	$10,449,318
Series NAV shares
Sold	884,113	$12,188,732	1,274,133	$15,958,796
Distributions reinvested	1,610,905	20,345,732	1,110,625	13,283,074
Repurchased	(599,595)	(8,275,236)	(3,275,493)	(41,644,427)
Net increase (decrease)	1,895,423	$24,259,228	(890,735)	($12,402,557)
Net increase (decrease)	2,557,127	$33,060,021	317,615	$2,902,713

Money Market	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	31,021,799	$310,217,992	56,465,214	$564,651,668
Distributions reinvested	5,557,535	55,575,347	9,770,280	97,702,803
Repurchased	(22,556,860)	(225,568,605)	(45,882,119)	(458,821,186)
Net increase (decrease)	14,022,474	$140,224,734	20,353,375	$203,533,285
Series II shares
Sold	24,570,140	$245,701,400	42,250,696	$422,506,959
Distributions reinvested	865,787	8,657,873	1,414,656	14,146,562
Repurchased	(12,270,404)	(122,704,043)	(32,855,569)	(328,555,692)
Net increase (decrease)	13,165,523	$131,655,230	10,809,783	$108,097,829
Series III shares
Sold	—	—	406,368	$4,063,732
Distributions reinvested	—	—	9,995	99,947
Repurchased	—	—	(1,065,945)	(10,790,222)
Net increase (decrease)	—	—	(649,582)	($6,626,543)
Net increase (decrease)	27,187,997	$271,879,964	30,513,576	$305,004,571

a	Series III shares were terminated on 10-4-06.

Money Market B	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	154,986,649	$154,986,649	241,989,786	$241,989,786
Distributions reinvested	12,541,385	12,541,385	22,107,270	22,107,270
Repurchased	(99,045,992)	(99,045,992)	(226,213,234)	(226,213,234)
Net increase (decrease)	68,482,042	$68,482,042	37,883,822	$37,883,822

Mutual Shares	Period Ended 6-30-07[a]
	Shares	Amount
Series NAV shares
Sold	9,394,393	$118,793,697
Net increase (decrease)	9,394,393	$118,793,697

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

CAPITAL SHARES, CONTINUED

Natural Resources	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	215,055	$7,150,322	406,431	$13,043,185
Distributions reinvested	62,338	2,009,773	117,636	3,611,440
Repurchased	(67,955)	(2,280,798)	(399,041)	(12,005,646)
Net increase (decrease)	209,438	$6,879,297	125,026	$4,648,979
Series II shares
Sold	893,690	$29,699,354	2,541,444	$81,429,724
Distributions reinvested	657,942	21,067,294	1,487,822	45,408,334
Repurchased	(1,237,667)	(40,018,853)	(3,057,001)	(89,829,133)
Net increase (decrease)	313,965	$10,747,795	972,265	$37,008,925
Series III shares
Sold	—	—	38,373	$1,282,646
Distributions reinvested	—	—	12,410	378,892
Repurchased	—	—	(102,926)	(3,153,313)
Net increase (decrease)	—	—	(52,143)	($1,491,775)
Series NAV shares
Sold	3,358,047	$105,970,208	10,240,082	$303,097,641
Distributions reinvested	2,568,354	82,418,471	3,592,596	109,825,663
Repurchased	(10,992,062)	(368,422,001)	(3,551,170)	(112,498,249)
Net increase (decrease)	(5,065,661)	($180,033,322)	10,281,508	$300,425,055
Net increase (decrease)	(4,542,258)	($162,406,230)	11,326,656	$340,591,184

a	Series III shares were terminated on 10-4-06.

Overseas Equity	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	92,550	$1,375,326	277,895	$3,577,452
Capital contributions[a]	—	—	—	14,372
Distributions reinvested	13,920	202,958	3,226	42,129
Repurchased	(39,768)	(589,233)	(54,545)	(720,967)
Net increase (decrease)	66,702	$989,051	226,576	$2,912,986
Series II shares
Sold	114,397	$1,692,457	481,199	$6,340,743
Capital contributions[a]	—	—	—	28,882
Distributions reinvested	23,827	345,737	20,125	261,629
Repurchased	(143,962)	(2,136,528)	(332,969)	(4,301,962)
Net increase (decrease)	(5,738)	($98,334)	168,355	$2,329,292
Series NAV shares
Sold	1,747,458	$25,681,961	17,573,007	$233,493,565
Capital contributions[a]	—	—	—	1,943,169
Distributions reinvested	1,704,524	24,630,376	844,560	10,937,045
Repurchased	(1,897,331)	(28,074,621)	(2,320,408)	(31,085,395)
Net increase (decrease)	1,554,651	$22,237,716	16,097,159	$215,288,384
Net increase (decrease)	1,615,615	$23,128,433	16,492,090	$220,530,662

a	Refer to payment made by affiliate, Note 1.

Pacific Rim	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	286,725	$3,843,175	2,903,154	$36,363,437
Distributions reinvested	895,629	11,275,970	92,057	1,181,100
Repurchased	(1,727,616)	(22,189,031)	(3,490,750)	(42,255,493)
Net increase (decrease)	(545,262)	($7,069,886)	(495,539)	($4,710,956)
Series II shares
Sold	577,762	$7,581,330	1,812,543	$22,354,848
Distributions reinvested	333,864	4,193,330	28,449	363,857
Repurchased	(677,648)	(8,685,424)	(2,807,132)	(34,012,240)
Net increase (decrease)	233,978	$3,089,236	(966,140)	($11,293,535)
Series III shares
Sold	—	—	44,386	$540,905
Distributions reinvested	—	—	229	2,930
Repurchased	—	—	(94,329)	(1,156,054)
Net increase (decrease)	—	—	(49,714)	($612,219)
Series NAV shares
Sold	183,447	$2,437,391	613,636	$7,658,939
Distributions reinvested	65,476	828,272	6,878	88,528
Repurchased	(100,024)	(1,314,005)	(584,505)	(7,213,745)
Net increase (decrease)	148,899	$1,951,658	36,009	$533,722
Net increase (decrease)	(162,385)	($2,028,992)	(1,475,384)	($16,082,988)

a	Series III shares were terminated on 10-4-06.

CAPITAL SHARES, CONTINUED

Quantitative All Cap	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	95,170	$1,665,250	351,596	$5,890,196
Distributions reinvested	619,614	10,626,381	1,646,134	27,776,111
Repurchased	(1,436,539)	(25,328,388)	(2,812,530)	(47,497,259)
Net increase (decrease)	(721,755)	($13,036,757)	(814,800)	($13,830,952)
Series II shares
Sold	9,887,123	$176,283,364	70,289	$1,202,503
Distributions reinvested	13,595	232,612	33,945	571,710
Repurchased	(1,178,097)	(21,160,887)	(90,789)	(1,502,279)
Net increase (decrease)	8,722,621	$155,355,089	13,445	$271,934
Series III shares
Sold	—	—	2,280	$39,201
Distributions reinvested	—	—	3,482	57,285
Repurchased	—	—	(79,532)	(1,304,687)
Net increase (decrease)	—	—	(73,770)	($1,208,201)
Series NAV shares
Sold	9,263	$164,508	16,677	$291,968
Distributions reinvested	914	15,732	997	17,250
Repurchased	(2,528)	(44,762)	(450)	(7,543)
Net increase (decrease)	7,649	$135,478	17,224	$301,675
Net increase (decrease)	8,008,515	$142,453,810	(857,901)	($14,465,544)

a	Series III shares were terminated on 10-4-06.

Quantitative Mid Cap	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	31,893	$350,753	256,466	$3,303,865
Distributions reinvested	82,363	859,872	507,636	5,543,389
Repurchased	(293,002)	(3,202,065)	(790,577)	(8,886,581)
Net increase (decrease)	(178,746)	($1,991,440)	(26,475)	($39,327)
Series II shares
Sold	2,627,161	$27,668,771	260,594	$3,357,010
Distributions reinvested	71,767	738,487	476,514	5,141,590
Repurchased	(377,541)	(4,049,189)	(821,157)	(8,894,296)
Net increase (decrease)	2,321,387	$24,358,069	(84,049)	($395,696)
Series NAV shares
Sold	56,163	$613,094	258,383	$2,912,657
Distributions reinvested	94,190	985,234	348,183	3,805,635
Repurchased	(1,317,568)	(14,137,995)	(153,127)	(1,661,944)
Net increase (decrease)	(1,167,215)	($12,539,667)	453,439	$5,056,348
Net increase (decrease)	975,426	$9,826,962	342,915	$4,621,325

Quantitative Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	39,975	$603,095	45,491	$640,492
Distributions reinvested	5,339	77,044	3,412	44,937
Repurchased	(8,356)	(125,943)	(47,241)	(733,645)
Net increase (decrease)	36,958	$554,196	1,662	($48,216)
Series II shares
Sold	2,177,373	$32,565,260	252,997	$3,690,540
Distributions reinvested	25,496	369,431	54,738	723,631
Repurchased	(202,426)	(3,054,958)	(164,890)	(2,403,798)
Net increase (decrease)	2,000,443	$29,879,733	142,845	$2,010,373
Series NAV shares
Sold	13,512,903	$200,963,754	18,263,839	$260,814,417
Distributions reinvested	2,758,296	39,802,208	3,022,278	39,803,405
Repurchased	(316,074)	(4,763,699)	(224,803)	(3,124,262)
Net increase (decrease)	15,955,125	$236,002,263	21,061,314	$297,493,560
Net increase (decrease)	17,992,526	$266,436,192	21,205,821	$299,455,717

Real Estate Equity	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,783,860	$26,386,749	22,520,330	$283,244,994
Distributions reinvested	1,055,738	15,603,815	—	—
Repurchased	(3,124,799)	(51,505,846)	(1,946,860)	(28,179,305)
Net increase (decrease)	(285,201)	($9,515,282)	20,573,470	$255,065,689

a	Period from 4-28-06 (commencement of operations) to 12-31-06.

CAPITAL SHARES, CONTINUED

Real Estate Securities	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	204,025	$5,698,804	889,549	$22,089,895
Capital contributions[b]	—	—	—	15,817
Distributions reinvested	4,475,046	89,948,420	2,522,678	54,817,798
Repurchased	(2,171,271)	(50,967,919)	(2,755,735)	(68,085,575)
Net increase (decrease)	2,507,800	$44,679,305	656,492	$8,837,935
Series II shares
Sold	1,826,359	$40,031,750	1,060,941	$26,155,961
Capital contributions[b]	—	—	—	8,521
Distributions reinvested	2,548,319	51,170,236	1,243,038	26,998,777
Repurchased	(1,580,949)	(35,056,676)	(1,440,746)	(35,655,123)
Net increase (decrease)	2,793,729	$56,145,310	863,233	$17,508,136
Series III shares
Sold	—	—	23,987	$615,876
Distributions reinvested	—	—	16,955	365,714
Repurchased	—	—	(113,166)	(2,597,366)
Net increase (decrease)	—	—	(72,224)	($1,615,776)
Series NAV shares
Sold	329,318	$7,280,857	2,729,418	$68,528,348
Capital contributions[b]	—	—	—	22,003
Distributions reinvested	6,472,651	129,647,202	8,344,674	180,829,090
Repurchased	(1,614,784)	(37,667,841)	(28,603,970)	(637,688,204)
Net increase (decrease)	5,187,185	$99,260,218	(17,529,878)	($388,308,763)
Net increase (decrease)	10,488,714	$200,084,833	(16,082,377)	($363,578,468)

a	Series III shares were terminated on 10-4-06.

b	Refer to payment made by affiliate, Note 1.

Science & Technology	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	300,879	$3,877,693	548,312	$6,412,017
Repurchased	(4,322,562)	(55,530,252)	(6,869,175)	(80,976,665)
Net increase (decrease)	(4,021,683)	($51,652,559)	(6,320,863)	($74,564,648)
Series II shares
Sold	408,045	$5,206,641	944,023	$11,135,803
Repurchased	(1,173,632)	(14,972,837)	(1,344,195)	(15,597,932)
Net increase (decrease)	(765,587)	($9,766,196)	(400,172)	($4,462,129)
Series III shares
Sold	—	—	7,311	$85,191
Repurchased	—	—	(142,549)	(1,525,528)
Net increase (decrease)	—	—	(135,238)	($1,440,337)
Series NAV shares
Sold	53,529	$687,366	91,533	$1,059,726
Repurchased	(10,874)	(140,546)	(17,566)	(205,850)
Net increase (decrease)	42,655	$546,820	73,967	$853,876
Net increase (decrease)	(4,744,615)	($60,871,935)	(6,782,306)	($79,613,238)

a	Series III shares were terminated on 10-4-06.

Small Cap	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,014	$1,264,512	80,383	$1,144,915
Distributions reinvested	262	3,696	5,966	83,710
Repurchased	(88,286)	(1,289,697)	(64,720)	(824,637)
Net increase (decrease)	(1,010)	($21,489)	21,629	$403,988
Series II shares
Sold	20,888	$301,326	104,481	$1,512,428
Distributions reinvested	1,194	16,809	7,895	110,690
Repurchased	(24,533)	(352,454)	(62,362)	(865,513)
Net increase (decrease)	(2,451)	($34,319)	50,014	$757,605
Series NAV shares
Sold	2,202,177	$31,314,456	5,536,886	$75,355,957
Distributions reinvested	215,308	3,044,460	983,019	13,801,589
Repurchased	(8,113,860)	(117,412,741)	(420,457)	(5,920,336)
Net increase (decrease)	(5,696,375)	($83,053,825)	6,099,448	$83,237,210
Net increase (decrease)	(5,699,836)	($83,109,633)	6,171,091	$84,398,803

CAPITAL SHARES, CONTINUED

Small Cap Growth	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	276,979	$3,192,243	2,821,235	$29,049,777
Capital contributions[a]	—	—	—	3,443
Distributions reinvested	356,601	3,640,899	—	—
Repurchased	(322,697)	(3,651,483)	(867,401)	(9,072,037)
Net increase (decrease)	310,883	$3,181,659	1,953,834	$19,981,183
Series II shares
Sold	756,068	$8,894,402	2,701,497	$29,377,580
Capital contributions[a]	—	—	—	4,647
Distributions reinvested	527,127	5,350,338	—	—
Repurchased	(889,235)	(9,751,822)	(1,856,466)	(20,081,342)
Net increase (decrease)	393,960	$4,492,918	845,031	$9,300,885
Series NAV shares
Sold	724,058	$7,917,073	1,007,847	$10,991,137
Capital contributions[a]	—	—	—	35,103
Distributions reinvested	3,455,128	35,311,406	—	—
Repurchased	(2,084,366)	(23,637,528)	(5,023,409)	(53,871,394)
Net increase (decrease)	2,094,820	$19,590,951	(4,015,562)	($42,845,154)
Net increase (decrease)	2,799,663	$27,265,528	(1,216,697)	($13,563,086)

a	Refer to payment made by affiliate, Note 1.

Small Cap Intrinsic Value	Period Ended 6-30-07[a]
	Shares	Amount
Series NAV shares
Sold	11,435,889	$144,296,023
Repurchased	(37,163)	(472,402)
Net increase (decrease)	11,398,726	$143,823,621

a	Period from 5-1-07 (commencement of operations) to 6-30-07.

Small Cap Opportunities	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	85,373	$2,086,514	206,184	$4,910,922
Distributions reinvested	133,621	3,170,835	166,549	3,992,183
Repurchased	(864,545)	(21,201,953)	(1,324,918)	(31,333,639)
Net increase (decrease)	(645,551)	($15,944,604)	(952,185)	($22,430,534)
Series II shares
Sold	26,848	$656,603	227,824	$5,356,813
Distributions reinvested	91,093	2,152,514	107,866	2,574,766
Repurchased	(464,109)	(11,372,907)	(850,715)	(20,036,317)
Net increase (decrease)	(346,168)	($8,563,790)	(515,025)	($12,104,738)
Series NAV shares
Sold	341,096	$8,432,994	3,380,572	$78,098,908
Distributions reinvested	381,923	9,013,372	303,069	7,225,171
Repurchased	(1,492,558)	(37,109,701)	(557,962)	(13,677,603)
Net increase (decrease)	(769,539)	($19,663,335)	3,125,679	$71,646,476
Net increase (decrease)	(1,761,258)	($44,171,729)	1,658,469	$37,111,204

Small Cap Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	183,349	$3,858,864	4,192,309	$77,287,055
Capital contributions[a]	—	—	—	4,689
Distributions reinvested	392,510	7,708,899	13,406	244,120
Repurchased	(402,073)	(8,278,135)	(631,518)	(11,857,547)
Net increase (decrease)	173,786	$3,289,628	3,574,197	$65,678,317
Series II shares
Sold	799,601	$16,904,406	2,118,625	$41,367,240
Capital contributions[a]	—	—	—	4,353
Distributions reinvested	408,331	7,995,129	391,024	7,104,907
Repurchased	(609,179)	(12,552,251)	(775,774)	(14,576,698)
Net increase (decrease)	598,753	$12,347,284	1,733,875	$33,899,802
Series NAV shares
Sold	942,790	$19,674,037	1,423,068	$28,318,890
Capital contributions[a]	—	—	—	17,526
Distributions reinvested	1,513,554	29,680,800	2,556,865	46,509,370
Repurchased	(1,358,206)	(28,055,221)	(3,139,700)	(62,238,607)
Net increase (decrease)	1,098,138	$21,299,616	840,233	$12,607,179
Net increase (decrease)	1,870,677	$36,936,528	6,148,305	$112,185,298

a	Refer to payment made by affiliate, Note 1.

CAPITAL SHARES, CONTINUED

Small Company	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	100,481	$1,518,308	322,469	$4,539,295
Distributions reinvested	10,506	155,177	8,525	127,956
Repurchased	(107,650)	(1,643,437)	(123,980)	(1,749,873)
Net increase (decrease)	3,337	$30,048	207,014	$2,917,378
Series II shares
Sold	3,179	$47,704	82,832	$1,157,016
Distributions reinvested	16,522	242,385	192,093	2,869,869
Repurchased	(168,170)	(2,520,363)	(1,383,026)	(20,428,932)
Net increase (decrease)	(148,469)	($2,230,274)	(1,108,101)	($16,402,047)
Series NAV shares
Sold	228,061	$3,403,301	1,000,493	$13,973,482
Distributions reinvested	122,066	1,805,353	373,520	5,610,276
Repurchased	(1,594,902)	(24,478,733)	(280,019)	(4,126,618)
Net increase (decrease)	(1,244,775)	($19,270,079)	1,093,994	$15,457,140
Net increase (decrease)	(1,389,907)	($21,470,305)	192,907	$1,972,471

Small Company Growth	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	7,931,161	$130,125,040	2,693,924	$37,940,313
Distributions reinvested	144,747	2,263,840	5,755	83,282
Repurchased	(94,841)	(1,539,394)	(39,558)	(573,619)
Net increase (decrease)	7,981,067	$130,849,486	2,660,121	$37,449,976

Small Company Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	129,209	$2,867,052	508,468	$11,415,481
Distributions reinvested	933,908	19,649,425	2,172,752	46,062,351
Repurchased	(1,698,173)	(37,488,473)	(3,253,568)	(69,575,201)
Net increase (decrease)	(635,056)	($14,971,996)	(572,348)	($12,097,369)
Series II shares
Sold	74,430	$1,624,461	642,255	$14,077,364
Distributions reinvested	640,870	13,413,405	1,490,806	31,456,002
Repurchased	(1,405,925)	(30,933,915)	(2,197,776)	(46,986,617)
Net increase (decrease)	(690,625)	($15,896,049)	(64,715)	($1,453,251)
Series NAV shares
Sold	1,540,842	$33,604,386	3,108,928	$64,793,427
Distributions reinvested	907,746	19,062,672	1,200,696	25,406,724
Repurchased	(402,285)	(8,892,316)	(266,986)	(5,903,549)
Net increase (decrease)	2,046,303	$43,774,742	4,042,638	$84,296,602
Net increase (decrease)	720,622	$12,906,697	3,405,575	$70,745,982

Special Value	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	13,223	$263,979	95,560	$609,103
Distributions reinvested	17,972	283,835	5,389	100,825
Repurchased	(5,621)	(111,768)	(142,536)	(1,543,640)
Net increase (decrease)	25,574	$436,046	(41,587)	($833,712)
Series II shares
Sold	11,088	$193,013	88,541	$1,721,720
Distributions reinvested	105,061	1,644,249	44,452	826,363
Repurchased	(64,418)	(1,252,869)	(193,769)	(3,651,194)
Net increase (decrease)	51,731	$584,393	(60,776)	($1,103,111)
Series III shares
Sold	—	—	4,387	$89,004
Distributions reinvested	—	—	3,277	61,053
Repurchased	—	—	(40,528)	(754,771)
Net increase (decrease)	—	—	(32,864)	($604,714)
Series NAV shares
Sold	496,312	$9,852,394	2,183,989	$41,660,465
Distributions reinvested	1,195,120	19,161,410	435,124	8,141,177
Repurchased	(7,752,328)	(136,897,835)	(55,131)	(1,030,289)
Net increase (decrease)	(6,060,896)	($107,884,031)	2,563,982	$48,771,353
Net increase (decrease)	(5,983,591)	($106,863,592)	2,428,755	$46,229,816

a	Series III shares were terminated on 10-4-06.

CAPITAL SHARES, CONTINUED

Spectrum Income	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	9,805,736	$133,895,481	20,127,218	$262,156,808
Distributions reinvested	2,546,909	34,052,172	302,450	3,856,241
Repurchased	(2,602,864)	(35,459,615)	(162,845)	(2,113,536)
Net increase (decrease)	9,749,781	$132,488,038	20,266,823	$263,899,513

U.S. Core	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,375	$164,835	21,397	$471,404
Distributions reinvested	1,294,295	27,555,550	6,543,327	131,913,477
Repurchased	(5,849,103)	(128,269,737)	(11,952,273)	(252,254,653)
Net increase (decrease)	(4,547,433)	($100,549,352)	(5,387,549)	($119,869,772)
Series II shares
Sold	8,241	$179,966	106,420	$2,177,445
Distributions reinvested	119,522	2,533,858	621,196	12,473,608
Repurchased	(614,832)	(13,387,193)	(1,200,974)	(25,315,901)
Net increase (decrease)	(487,069)	($10,673,369)	(473,358)	($10,664,848)
Series III shares
Sold	—	—	1,239	$27,214
Distributions reinvested	—	—	3,908	78,323
Repurchased	—	—	(34,036)	(657,203)
Net increase (decrease)	—	—	(28,889)	($551,666)
Series NAV shares
Sold	35,600	$777,304	52,961	$1,150,809
Distributions reinvested	2,905	61,868	8,395	169,322
Repurchased	(9,733)	(211,174)	(31,865)	(660,466)
Net increase (decrease)	28,772	$627,998	29,491	$659,665
Net increase (decrease)	(5,005,730)	($110,594,723)	(5,860,305)	($130,426,621)

a	Series III shares were terminated on 10-4-06.

U.S. Global Leaders Growth	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	54,950	$720,936	172,434	$2,058,454
Distributions reinvested	10,277	133,192	29,487	379,203
Repurchased	(412,277)	(5,435,845)	(812,784)	(10,211,873)
Net increase (decrease)	(347,050)	($4,581,717)	(610,863)	($7,774,216)
Series II shares
Sold	40,163	$526,369	112,111	$1,426,421
Distributions reinvested	4,354	56,433	25,004	321,551
Repurchased	(310,586)	(4,082,064)	(684,693)	(8,757,127)
Net increase (decrease)	(266,069)	($3,499,262)	(547,578)	($7,009,155)
Series III shares
Sold	—	—	567	$7,581
Distributions reinvested	—	—	40	507
Repurchased	—	—	(4,372)	(53,600)
Net increase (decrease)	—	—	(3,765)	($45,512)
Series NAV shares
Sold	9,163,316	$120,754,235	17,897,695	$228,556,322
Distributions reinvested	223,071	2,893,230	305,111	3,926,778
Repurchased	(282,427)	(3,735,285)	(342,897)	(4,340,146)
Net increase (decrease)	9,103,960	$119,912,180	17,859,909	$228,142,954
Net increase (decrease)	8,490,841	$111,831,201	16,697,703	$213,314,071

a	Series III shares were terminated on 10-4-06.

CAPITAL SHARES, CONTINUED

U.S. Large Cap	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	39,043	$642,747	415,873	$6,032,424
Distributions reinvested	140,794	2,297,756	174,619	2,650,717
Repurchased	(3,172,709)	(53,004,962)	(6,159,050)	(94,316,493)
Net increase (decrease)	(2,992,872)	($50,064,459)	(5,568,558)	($85,633,352)
Series II shares
Sold	94,520	$1,549,280	395,336	$6,056,320
Distributions reinvested	24,423	397,600	32,001	484,491
Repurchased	(770,779)	(12,882,892)	(2,146,174)	(32,864,527)
Net increase (decrease)	(651,836)	($10,936,012)	(1,718,837)	($26,323,716)
Series NAV shares
Sold	3,390,419	$55,969,112	25,500,987	$395,732,555
Distributions reinvested	159,576	2,599,490	2,044	30,940
Repurchased	(278,754)	(4,675,023)	(860,874)	(13,758,029)
Net increase (decrease)	3,271,241	$53,893,579	24,642,157	$382,005,466
Net increase (decrease)	(373,467)	($7,106,892)	17,354,762	$270,048,398

U.S. Multi Sector	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	12,497,279	$178,614,056	35,693,652	$474,497,392
Distributions reinvested	2,525,322	35,278,753	247,113	3,274,245
Repurchased	(7,912,552)	(113,240,074)	(904,097)	(11,912,615)
Net increase (decrease)	7,110,049	$100,652,735	35,036,668	$465,859,022

Utilities	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,511,272	$38,928,098	2,814,353	$36,450,211
Distributions reinvested	1,079,978	16,048,472	1,139,231	13,169,511
Repurchased	(965,527)	(14,705,341)	(1,559,068)	(20,329,760)
Net increase (decrease)	2,625,723	$40,271,229	2,394,516	$29,289,962
Series II shares
Sold	516,431	$7,977,775	1,052,612	$13,614,081
Distributions reinvested	470,725	6,952,613	692,639	7,965,348
Repurchased	(751,441)	(11,453,625)	(1,304,044)	(16,773,985)
Net increase (decrease)	235,715	$3,476,763	441,207	$4,805,444
Series III shares
Sold	—	—	6,530	$85,608
Distributions reinvested	—	—	7,263	83,379
Repurchased	—	—	(51,273)	(602,927)
Net increase (decrease)	—	—	(37,480)	($433,940)
Series NAV shares
Sold	221,843	$3,479,921	324,823	$4,148,261
Distributions reinvested	56,412	837,717	43,416	501,890
Repurchased	(98,967)	(1,530,396)	(143,819)	(1,948,434)
Net increase (decrease)	179,288	$2,787,242	224,420	$2,701,717
Net increase (decrease)	3,040,726	$46,535,234	3,022,663	$36,363,183

a	Series III shares were terminated on 10-4-06.

Value	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series I shares
Sold	494,335	$11,257,348	1,240,848	$25,960,331
Distributions reinvested	1,617,469	33,724,221	1,939,615	38,520,745
Repurchased	(1,141,023)	(25,768,771)	(2,431,074)	(50,921,413)
Net increase (decrease)	970,781	$19,212,798	749,389	$13,559,663
Series II shares
Sold	333,910	$7,484,225	1,116,342	$23,185,325
Distributions reinvested	319,226	6,633,507	342,006	6,771,726
Repurchased	(408,753)	(9,102,365)	(959,883)	(19,626,074)
Net increase (decrease)	244,383	$5,015,367	498,465	$10,330,977
Series NAV shares
Sold	183,254	$4,154,047	188,267	$4,125,382
Distributions reinvested	33,168	691,562	16,726	332,179
Repurchased	(44,767)	(1,000,525)	(84,052)	(1,816,943)
Net increase (decrease)	171,655	$3,845,084	120,941	$2,640,618
Net increase (decrease)	1,386,819	$28,073,249	1,368,795	$26,531,258

CAPITAL SHARES, CONTINUED

Value & Restructuring	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,204,254	$35,182,763	11,274,583	$160,567,115
Distributions reinvested	272,137	4,302,490	72,704	1,025,120
Repurchased	(1,335,101)	(22,295,505)	(549,231)	(7,758,326)
Net increase (decrease)	1,141,290	$17,189,748	10,798,056	$153,833,909

Vista	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	461,285	$7,161,146	3,261,181	$43,943,777
Repurchased	(649,585)	(10,689,287)	(119,491)	(1,760,377)
Net increase (decrease)	(188,300)	($3,528,141)	3,141,690	$42,183,400

8. INVESTMENT TRANSACTIONS  The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market and Money Market B) for the six months or period ended June 30, 2007:

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

All Cap Core	—	$1,008,437,085	—	$857,131,331
All Cap Growth	—	130,042,132	—	162,360,029
All Cap Value	—	82,673,289	—	310,068,589
American Asset Allocation	—	83,229,984	—	—
American Blue Chip Income and Growth	—	14,376,798	—	29,324,134
American Bond	—	247,735,696	—	3,981,603
American Global Growth	—	32,356,853	—	—
American Global Small Capitalization	—	11,629,443	—	—
American Growth	—	215,302,271	—	83,389,663
American Growth-Income	—	138,107,463	—	31,997,809
American High-Income Bond	—	8,340,413	—	113
American International	—	155,359,046	—	48,987,555
American New World	—	8,277,976	—	173,174
Blue Chip Growth	—	503,275,936	—	517,973,111
Capital Appreciation	—	382,061,048	—	351,171,695
Classic Value	—	19,987,791	—	18,394,398
Core Equity	—	98,180,983	—	41,111,028
Dynamic Growth	—	36,706,819	—	56,181,569
Emerging Growth	—	5,582,713	—	9,029,508
Emerging Markets Value	—	437,711,014	—	2,064,647
Emerging Small Company	—	83,102,599	—	129,224,129
Equity-Income	—	287,389,915	—	333,425,803
Financial Services	—	5,450,518	—	33,787,488
Fundamental Value	—	156,775,186	—	22,615,937
Global	—	259,770,353	—	175,819,130
Global Allocation	$95,919,554	92,255,788	$87,877,192	54,097,859
Global Real Estate	—	277,489,704	—	213,180,265
Growth & Income	—	1,417,322,830	—	1,531,348,430
Health Sciences	—	60,435,224	—	78,775,811
Income and Value	58,155,380	84,881,228	50,720,088	151,911,116
International Core	—	325,513,706	—	272,473,368
International Opportunities	—	465,471,817	—	423,268,870
International Small Cap	—	56,415,821	—	160,828,509
International Small Company	—	16,975,788	—	69,212,765
International Value	—	205,455,844	—	185,474,049
Large Cap	—	543,098,822	—	83,174,569
Large Cap Value	—	223,241,562	—	192,585,093
Managed	160,829,482	340,967,954	131,609,306	477,596,202
Mid Cap Intersection	—	435,176,793	—	160,388,729
Mid Cap Stock	—	719,521,865	—	691,318,897
Mid Cap Value	—	185,823,758	—	141,886,447
Mid Cap Value Equity	—	26,756,766	—	21,973,931
Mid Value	—	74,775,494	—	64,222,321
Mutual Shares	—	110,287,260	—	889,422
Natural Resources	—	157,908,140	—	402,669,395
Overseas Equity	—	139,924,737	—	142,774,560
Pacific Rim	—	68,590,775	—	89,653,262
Quantitative All Cap	—	424,383,777	—	295,449,488
Quantitative Mid Cap	—	61,831,678	—	54,832,905
Quantitative Value	9,878,403	727,480,535	—	500,590,854
Real Estate Equity	—	83,844,850	—	108,774,951
Real Estate Securities	—	380,077,897	—	434,526,838

INVESTMENT TRANSACTIONS, CONTINUED

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Science and Technology	—	$242,048,563	—	$307,055,297
Small Cap	—	138,959,071	—	221,767,890
Small Cap Growth	—	131,023,525	—	150,922,950
Small Cap Intrinsic Value	—	139,196,137	—	2,962,463
Small Cap Opportunities	—	57,641,022	—	108,192,002
Small Cap Value	—	80,578,781	—	93,748,262
Small Company	—	54,533,297	—	78,262,573
Small Company Growth	—	149,257,962	—	24,031,323
Small Company Value	—	36,318,123	—	80,506,948
Special Value	—	23,918,558	—	141,910,237
Spectrum Income	$222,240,662	260,500,728	$171,884,201	210,341,723
U.S. Core	—	286,690,454	—	420,413,002
U.S. Global Leaders	—	193,034,539	—	77,824,392
U.S. Large Cap	—	166,730,730	—	184,210,418
U.S. Multi Sector	—	587,570,943	—	511,845,611
Utilities	—	136,979,455	—	104,616,393
Value	—	154,514,234	—	167,729,555
Value & Restructuring	—	62,234,439	—	48,941,396
Vista	—	82,089,018	—	82,829,454

For Franklin Templeton Founding Allocation, the following summarizes the purchases and sales of affiliated underlying funds during the period ended June 30, 2007, were $297,016,308 and $0, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was as follows:

PORTFOLIO	AGGREGATE COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
All Cap Core	$805,319,521	$38,086,683	($11,730,533)	$26,356,150
All Cap Growth	324,615,107	72,181,426	(5,278,072)	66,903,354
All Cap Value	133,233,042	19,000,271	(1,932,888)	17,067,383
American Asset Allocation	83,229,984	—	(2,019,451)	(2,019,451)
American Blue Chip Income and Growth	169,581,528	36,254,624	—	36,254,624
American Bond	781,328,940	—	(3,269,706)	(3,269,706)
American Global Growth	32,356,853	—	(1,023,123)	(1,023,123)
American Global Small Capitalization	11,629,443	—	(373,775)	(373,775)
American Growth	1,421,703,989	341,814,467	—	341,814,467
American Growth-Income	1,183,449,298	235,797,142	—	235,797,142
American High-Income Bond	8,340,300	—	(427,969)	(427,969)
American International	915,126,711	287,287,265	—	287,287,265
American New World	8,109,109	—	(302,706)	(302,706)
Blue Chip Growth	2,407,157,365	651,407,252	(45,472,992)	605,934,260
Capital Appreciation	992,971,278	135,865,283	(20,976,977)	114,888,306
Classic Value	77,680,834	8,380,840	(558,959)	7,821,881
Core Equity	544,209,605	103,223,462	(20,961,321)	82,262,141
Dynamic Growth	127,605,185	45,910,623	(2,353,007)	43,557,616
Emerging Growth	35,600,547	3,875,647	(3,120,214)	755,433
Emerging Markets Value	450,487,460	29,719,709	(4,216,708)	25,503,001
Emerging Small Company	283,145,587	38,384,096	(10,883,425)	27,500,671
Equity-Income	2,092,525,815	596,896,833	(33,343,770)	563,553,063
Financial Services	129,498,099	57,959,096	(471,451)	57,487,645
Franklin Templeton Founding Allocation	297,016,308	727,797	(514,170)	213,627
Fundamental Value	1,051,989,461	370,685,413	(5,705,778)	364,979,635
Global	515,794,279	67,752,029	(10,559,212)	57,192,817
Global Allocation	306,046,607	37,180,844	(4,632,953)	32,547,891
Global Real Estate	489,159,132	44,156,147	(20,880,446)	23,275,701
Growth & Income	1,856,792,251	288,231,002	(17,119,706)	271,111,296
Health Sciences	219,205,181	40,393,155	(12,588,246)	27,804,909
Income and Value	503,427,850	73,869,657	(11,924,766)	61,944,891
International Core	1,423,747,525	360,643,777	(14,153,528)	346,490,249
International Opportunities	922,161,985	115,939,126	(17,203,169)	98,735,957
International Small Cap	460,639,831	188,367,588	(21,439,359)	166,928,229
International Small Company	210,797,252	46,970,859	(12,142,666)	34,828,193
International Value	1,609,932,929	386,236,279	(11,981,578)	374,254,701
Large Cap	666,876,781	55,413,547	(7,059,770)	48,353,777
Large Cap Value	544,490,985	93,374,061	(3,936,541)	89,437,520
Managed	1,588,896,389	90,311,849	(34,579,866)	55,731,983
Mid Cap Intersection	281,602,012	10,245,241	(7,693,894)	2,551,347
Mid Cap Stock	1,125,063,546	214,255,278	(10,874,120)	203,381,158
Mid Cap Value	527,552,034	110,339,836	(12,485,454)	97,854,382

INVESTMENT TRANSACTIONS, CONTINUED

PORTFOLIO	AGGREGATE COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Mid Cap Value Equity	$121,736,138	$22,282,779	($2,598,272)	$19,684,507
Mid Value	212,291,018	32,375,375	(5,752,259)	26,623,116
Money Market	2,939,690,102	—	—	—
Money Market B	548,954,993	—	—	—
Mutual Shares	130,368,295	2,277,245	(1,917,234)	360,011
Natural Resources	807,655,814	344,241,546	(9,653,242)	334,588,304
Overseas Equity	565,385,127	109,552,455	(44,359,690)	65,192,765
Pacific Rim	140,146,712	33,367,987	(4,488,182)	28,879,805
Quantitative All Cap	470,487,029	30,746,029	(8,844,639)	21,901,390
Quantitative Mid Cap	48,128,895	2,958,318	(1,034,169)	1,924,149
Quantitative Value	784,424,643	36,017,905	(18,066,318)	17,951,587
Real Estate Equity	280,058,139	11,324,167	(6,591,732)	4,732,435
Real Estate Securities	826,736,648	68,790,222	(23,423,817)	45,366,405
Science & Technology	370,155,887	53,517,087	(17,629,937)	35,887,150
Small Cap	148,032,544	18,089,253	(3,409,612)	14,679,641
Small Cap Growth	291,345,363	54,709,918	(6,362,711)	48,347,207
Small Cap Intrinsic Value	145,150,317	2,981,891	(5,592,999)	(2,611,108)
Small Cap Opportunities	409,495,017	95,708,519	(18,685,435)	77,023,084
Small Cap Value	441,303,787	71,807,425	(11,130,336)	60,677,089
Small Company	44,449,724	6,166,031	(1,423,316)	4,742,715
Small Company Growth	278,339,540	25,114,727	(3,353,216)	21,761,511
Small Company Value	568,793,872	261,868,417	(28,021,811)	233,846,606
Special Value	7,849,384	586,559	(374,236)	212,323
Spectrum Income	988,348,323	36,695,818	(13,024,515)	23,671,303
U.S. Core	858,794,609	86,974,635	(19,272,680)	67,701,955
U.S. Global Leaders Growth	767,338,744	51,108,488	(19,005,559)	32,102,929
U.S. Large Cap	899,153,649	147,975,929	(20,628,156)	127,347,773
U.S. Multi Sector	1,482,414,285	133,150,495	(25,986,363)	107,164,132
Utilities	226,428,830	50,787,771	(2,413,541)	48,374,230
Value	321,933,888	65,321,112	(4,411,054)	60,910,058
Value & Restructuring	346,155,310	87,604,329	(6,736,581)	80,867,748
Vista	123,313,010	32,717,626	(1,067,445)	31,650,181

9. FEDERAL INCOME TAX INFORMATION  Federal income tax regulations may differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies, equalization debits, and excise tax regulations.

The tax-character of distributions paid during 2006, was as follows:

PORTFOLIO	ORDINARY INCOME	Long Term Capital Gains	Total
All Cap Core	$1,630,130	—	$1,630,130
All Cap Growth	—	—	—
All Cap Value	9,853,531	$56,196,288	66,049,819
American Blue Chip Income and Growth	861,253	3,416,413	4,277,666
American Bond	—	—	—
American Growth	2,405,558	8,657,174	11,062,732
American Growth-Income	9,909,313	1,205,517	11,114,830
American International	6,141,535	8,116,203	14,257,738
Blue Chip Growth	5,540,579	—	5,540,579
Capital Appreciation	4,923,730	35,170,197	40,093,927
Classic Value	1,345,268	675,798	2,021,066
Core Equity	443,837	30,784,030	31,227,867
Dynamic Growth	—	—	—
Emerging Growth	—	11,146,585	11,146,585
Emerging Small Company	—	16,997,586	16,997,586
Equity-Income	54,102,553	135,119,269	189,221,822
Financial Services	537,847	3,098	540,945
Fundamental Value	8,351,999	35,221,766	43,573,765
Global	5,105,152	—	5,105,152
Global Allocation	2,045,197	—	2,045,197
Global Real Estate	—	—	—
Growth & Income	11,713,806	123,640,255	135,354,061
Health Sciences	2,447,209	21,110,206	23,557,415
Income & Value	12,081,494	—	12,081,494
International Core	5,738,490	43,984,485	49,722,975
International Opportunities	24,168,967	—	24,168,967
International Small Cap	7,429,751	—	7,429,751
International Small Company	—	—	—
International Value	27,341,054	65,639,264	92,980,318

FEDERAL INCOME TAX INFORMATION, CONTINUED

PORTFOLIO	ORDINARY INCOME	LONG TERM CAPITAL GAINS	TOTAL
Large Cap	$4,124,115	$14,879	$4,138,994
Large Cap Value	3,731,665	19,115,327	22,846,992
Managed	27,348,585	122,416,454	149,765,039
Mid Cap Stock	—	40,933,364	40,933,364
Mid Cap Value	8,862,097	96,047,603	104,909,700
Mid Cap Value Equity	—	—	—
Mid Value	$7,122,192	$6,994,820	$14,117,012
Money Market	112,870,552	—	112,870,552
Money Market B	22,300,475	—	22,300,475
Natural Resources	7,981,266	151,243,063	159,224,329
Overseas Equity	2,307,696	8,933,107	11,240,803
Pacific Rim	1,636,415	—	1,636,415
Quantitative All Cap	17,082,718	11,339,638	28,422,356
Quantitative Mid Cap	—	14,490,614	14,490,614
Quantitative Value	28,370,640	12,201,334	40,571,974
Real Estate Equity	—	—	—
Real Estate Securities	60,011,186	203,000,193	263,011,379
Science & Technology	—	—	—
Small Cap	13,505,833	490,156	13,995,989
Small Cap Growth	—	—	—
Small Cap Opportunities	2,886,938	10,905,182	13,792,120
Small Cap Value	10,312,410	43,545,987	53,858,397
Small Company	5,960,394	2,647,707	8,608,101
Small Company Growth	83,282	—	83,282
Small Company Value	2,111,603	100,813,474	102,925,077
Special Value	1,231,511	7,897,907	9,129,418
Spectrum Income	3,856,241	—	3,856,241
U.S. Core	66,963,642	77,671,088	144,634,730
U.S. Global Leaders Growth	4,284,286	343,753	4,628,039
U.S. Large Cap	3,166,148	—	3,166,148
U.S. Multi Sector	3,189,920	84,325	3,274,245
Utilities	9,705,103	12,015,025	21,720,128
Value	1,117,852	44,506,798	45,624,650
Value & Restructuring	1,024,878	242	1,025,120
Vista	—	—	—

As of the Portfolios’ most recent fiscal year end, December 31, 2006, the Portfolios’ capital loss carryforwards were as follows. Expiration occurs on December 31 of the year indicated.

	CAPITAL LOSS CARRYFORWARDS
Portfolio	2007	2008	2009	2010	2011	2012	2013	2014
All Cap Core	—	—	$96,252,527	$137,078,416	—	—	—	—
All Cap Growth	—	—	21,870,428	80,357,466	$34,184,832	—	—	—
All Cap Value	—	—	—	—	—	—	—	—
American Blue Chip Income and Growth	—	—	—	—	—	—	—	—
American Bond	—	—	—	—	—	—	—	—
American Growth	—	—	—	—	—	—	—	—
American Growth-Income	—	—	—	—	—	—	—	—
American International	—	—	—	—	—	—	—	—
Blue Chip Growth	—	$160,088,837	137,939,990	35,898,826	27,125,812	—	—	—
Capital Appreciation	$165,988,271	105,946,015	49,093,821	115,232,744	16,888,611	—	—	—
Classic Value	—	—	—	—	—	—	—	—
Core Equity	—	—	—	—	—	—	—	—
Dynamic Growth	—	—	62,886,322	67,380,221	3,570,266	—	—	—
Emerging Growth	—	—	—	—	—	—	—	—
Emerging Small Company	—	—	—	—	—	—	—	—
Equity-Income	3,020,612	6,555,851	—	—	—	—	—	—
Financial Services	5,294,064	2,866,929	129,566	—	—	—	—	—
Fundamental Value	—	—	—	—	—	—	—	—
Global	—	—	—	16,575,128	—	—	—	—
Global Allocation	—	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—	—
Growth & Income	—	—	255,389,120	232,197,130	54,590,189	—	—	—
Health Sciences	—	—	—	—	—	—	—	—
Income & Value	—	—	—	—	5,270,803	—	—	—
International Core	—	—	—	—	—	—	—	—
International Opportunities	—	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	—	—	—
International Small Company	—	—	—	—	—	—	—	$5,643,596
International Value	—	—	—	—	—	—	—	—
Large Cap	—	—	—	—	—	—	—	—
Large Cap Value	—	—	—	—	—	—	—	—
Managed	—	—	—	20,652,466	—	—	—	—
Mid Cap Stock	—	—	—	—	—	—	—	—

FEDERAL INCOME TAX INFORMATION, CONTINUED

CAPITAL LOSS CARRYFORWARDS
PORTFOLIO	2007	2008	2009	2010	2011	2012	2013	2014
Mid Cap Value	—	—	—	—	—	—	—	—
Mid Cap Value Equity	—	—	—	—	—	—	—	$104,633
Mid Value	—	—	—	—	—	—	—	—
Money Market	—	—	—	—	—	—	—	—
Money Market B	—	$29,213	—	—	$235	—	$3,675	—
Natural Resources	—	—	—	—	—	—	—	—
Overseas Equity	—	—	—	$12,075,273	11,856,814	—	—	—
Pacific Rim	—	—	—	—	—	—	—	—
Quantitative All Cap	—	—	—	—	—	—	—	—
Quantitative Mid Cap	—	—	—	—	—	—	—	—
Quantitative Value	—	—	—	—	—	—	—	—
Real Estate Equity	—	—	—	—	—	—	—	—
Real Estate Securities	—	—	—	—	—	—	—	—
Science & Technology	—	—	$646,011,444	246,101,978	95,047,282	—	—	—
Small Cap	—	—	—	—	—	—	—	—
Small Cap Growth	—	—	41,602,220	35,469,158	7,507,297	—	—	—
Small Cap Opportunities	—	—	—	—	—	—	—	—
Small Cap Value	—	—	—	—	—	—	—	—
Small Company	—	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—	—
Small Company Value	—	—	—	—	—	—	—	—
Special Value	—	—	—	—	—	—	—	—
Spectrum Income	—	—	—	—	—	—	—	—
U.S. Core	—	—	—	—	—	—	—	—
U.S. Global Leaders Growth	—	—	—	—	—	—	—	2,917,382
U.S. Large Cap	—	—	52,032,687	66,292,259	33,690,308	—	—	—
U.S. Multi Sector	—	—	—	—	—	—	—	—
Utilities	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—	—
Value & Restructuring	—	—	—	—	—	—	—	—
Vista	—	—	—	—	—	—	646,077	988,758

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Portfolios and does not believe there is a material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

10. INVESTMENT IN AFFILIATED UNDERLYING FUNDS  Franklin Templeton Founding Allocation invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolio’s investment in affiliated funds during the period ended June 30, 2007 is set forth below:

PORTFOLIO	AFFILIATE — SERIES NAV	BEGINNINGSHAREAMOUNT	SHARESPURCHASED	SHARESSOLD	ENDINGSHAREAMOUNT	SALEPROCEEDS	ENDINGVALUE
Franklin Templeton Founding Allocation
	Income Trust	—	7,889,846	—	7,889,846	—	$99,096,460
	Global Trust	—	4,921,348	—	4,921,348	—	99,066,737
	Mutual Shares Trust	—	7,794,393	—	7,794,393	—	99,066,737

11. LEGAL AND REGULATORY MATTERS  On June 25, 2007, John Hancock Advisers, LLC (the “Adviser”) and John Hancock Distributors, LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

LEGAL AND REGULATORY MATTERS, CONTINUED

As a result of this settlement, the amount received by each Portfolio is set forth below:

PORTFOLIO	AMOUNT RECEIVED	PORTFOLIO	AMOUNT RECEIVED
All Cap Core	$655,372	Large Cap Trust	$2,789,924
All Cap Growth	731,112	Large Cap Value	185,990
All Cap Value	176,134	Mid Cap Stock	799,463
Blue Chip Growth	709,629	Mid Cap Value	459,570
Capital Appreciation	725,944	Natural Resources	21,209
Dynamic Growth	146,760	Quantitative All Cap	1,141
Emerging Growth	13,181	Quantitative Mid Cap	232,155
Emerging Small Company	333,109	Real Estate Securities	161,839
Equity-Income	417,365	Science & Technology	505,747
Financial Services Trust	52,653	Small Cap Growth	18,375
Fundamental Value	136,967	Small Cap Opportunities	187,019
Global	806,885	Small Company Value	83,601
Global Allocation	13,405	Special Value	15,855
Growth and Income	20,949	U.S. Core	2,116,692
Health Sciences	70,129	U.S. Global Leaders Growth	293,517
Income & Value	441,367	U.S. Large Cap	857,470
International Core	355,159	Utilities Trust	69,130
International Small Cap	422,207	Value	512,524
International Value	1,147,277

These payments were recorded as a realized gain to the Portfolios’ on June 25, 2007.

12. FUND MERGERS  On June 29, 2007, the Board of Trustees of the Trust approved the proposed merger transaction (the “Reorganization”) for the Special Value, to be merged into Small Cap Value.

Pursuant to the Reorganization, Special Value would transfer all of its assets to Small Cap Value, in exchange for corresponding shares of Small Cap Value. These shares would be distributed proportionately to the shareholders of Special Value. Small Cap Value would also assume Special Value’s liabilities.

A meeting of the shareholders of Special Value is scheduled to be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 A.M., Eastern Time. If approved by the shareholders, the Reorganization is scheduled to take place at the close of business on November 9, 2007.

SHAREHOLDERS MEETING  On April 12, 2007, a special meeting of Shareholders of the John Hancock Trust (the “Trust”) was held at 601 Congress Street, Boston, MA at 10 A.M., Eastern Time for the purpose of considering and voting upon:

Proposal 1	Approval of Agreement and Plan of Reorganization (the “Plan”) providing for the combination of the Strategic Opportunities Trust into the Large Cap Trust. (Only Shareholders of the Strategic Opportunities Trust voted on Proposal 1.)

At the meeting, the proposal was approved by the shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

		SHARES
PORTFOLIO	FOR	AGAINST	ABSTAINED
Proposal 1
Strategic Opportunities Trust	26,831,661	994,335	2,636,096

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report except those noted below. (In the case of the Science & Technology Trust which is subadvised by both T. Rowe Price Associates and RCM Investment Management, only the T. Rowe Price Associates subadvisory agreement was reviewed at this time since RCM Investment Management commenced management of the Science & Technology Trust on October 6, 2006.)

The Advisory Agreement and Subadvisory Agreements for the following portfolios were not being considered for renewal at this time since each of these portfolios commenced operations on May 1, 2007:

1.	Emerging Markets Value Trust

2.	Mutual Shares Trust

3.	Mid Cap Intersection Trust

4.	Small Cap Intrinsic Value Trust

5.	Franklin Templeton Founding Allocation Trust

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios are: each Lifestyle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and

(iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the profitability of JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5)–reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are competitive within the range of industry norms, and with respect to each subadviser that is not affiliated with the Adviser, are the product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser and the parent company of Independence Investments LLC.

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7) Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments
All Cap Core (Deutsche Asset Management, Inc.)
The Trust underperformed the benchmark index over the one-year period and outperformed the benchmark index over the three- and five-year periods.
The Trust outperformed the peer group average over the one-, three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

All Cap Growth (AIM Capital Management, Inc.)
The Trust underperformed the benchmark index over the one- year period and outperformed the benchmark index over the three- and five-year periods.
The Trust underperformed the peer group average over the one-, three- and five-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.
The Board noted that a new portfolio manager assumed responsibility for the Trust in September 2005 and that the Trust has outperformed its benchmark index since that time.

All Cap Value (Lord, Abbett & Co.)	The Trust underperformed the benchmark index over the one-, three- and five-year periods. The Trust underperformed the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance. The Board noted that Lord Abbett assumed responsibility for the Trust in May 2003 and considered the long term performance history of the comparable fund after which the Trust is modeled.

Blue Chip Growth (T. Rowe Price Associates, Inc.)	The Trust underperformed the benchmark index over the one-, three- and five-year periods. The Trust outperformed the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, which noted that while the Trust underperformed its benchmark index for the one-, three- and five-year periods, most large cap growth funds generally had difficulty beating the S&P 500 Index during these time periods and that the Trust outperformed its peer group average over these time periods.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Capital Appreciation (Jennison Associates LLC)
The Trust underperformed the benchmark index over the one-year period and outperformed the benchmark index over the three- and five-year periods.
The Trust underperformed the peer group average over the one- and five-year periods and outperformed the peer group average over the three-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the subadviser’s longer-term performance record.
The Board requested that management continue to closely monitor performance.

Classic Value (Pzena Investment Management, LLC)	The Trust underperformed the benchmark index and the peer group average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the subadviser’s more recent performance. In this regard, the Board also noted the longer term performance history of the subadviser’s comparably managed retail mutual fund.

Core Equity (Legg Mason Funds Management, Inc.)	The Trust has underperformed the benchmark index and the peer group average over the one- year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, and also noted the favorable long-term performance over the five- and ten-year periods of a mutual fund managed in a similar style by Legg Mason.
The Board requested management to closely monitor the performance of this Trust.

Dynamic Growth (Deutsche Asset Management, Inc.)
The Trust underperformed the benchmark index over the one- and five-year periods and outperformed the benchmark index over the three-year period.
Performance of the Trust was equal to the peer group average over the one-year period and outperformed the peer group average over the three- and five-year periods.

Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.
The Board noted that there was a portfolio manager change in June 2004 and that the Trust has performed well since that date.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Emerging Growth (MFC Global Investment Management (U.S.), LLC)	The Trust underperformed the benchmark index and the peer group average over the one- and three-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.
The Board noted that a new portfolio manager assumed responsibility for the Trust in April 2006. The Board further noted the improvement in the Trust’s more recent performance.

Emerging Small Company (RCM Capital Management LLC) (“RCM”)	The Trust underperformed the benchmark index and peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that RCM assumed subadvisory responsibilities on April 28, 2006. The Board also took into account the Trust’s more recent performance, noting that the Trust outperformed its peer group and benchmark during the first five months of 2007. The Board requested management to continue to closely monitor the performance of this Trust.

Equity-Income (T. Rowe Price Associates, Inc.)	The Trust underperformed the benchmark index over the one-, three- and five-year periods. The Trust outperformed the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, which noted that although the Trust underperformed its benchmark index for the one-, three- and five-year periods, most large cap value funds generally underperformed the Russell 1000 Index during these time periods and that the Trust outperformed its peer group average over these time periods.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Financial Services (Davis Selected Advisers, L.P.)	The Trust outperformed the benchmark index over the one-, three- and five-year periods. The Trust outperformed the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than its peer group median.
Advisory fees for this Trust are modestly higher than its peer group median.
Total expenses for this Trust are lower than its peer group median.

Fundamental Value (Davis Selected Advisers, L.P.)
The Trust underperformed the benchmark index over the one- year period and outperformed the benchmark index over the three- and five-year periods.
The Trust outperformed the peer group average over the one-, three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

Global (Templeton Global Advisors Limited)
The Trust has underperformed the benchmark index over the one-, three- and five-year periods.
The Trust outperformed the peer group average over the one-year period and underperformed the peer group average over the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that Templeton assumed responsibility for the Trust in December 2003; therefore, the Trust’s longer-term performance history reflects the performance of the previous subadviser.
The Board also took into account the longer-term performance history of the comparable fund after which the Trust is modeled, noting that it has outperformed both its benchmark index and peer group average over the five- and ten-year periods and the addition of a co-portfolio manager.

Global Allocation (UBS Global Asset Management)	The Trust has underperformed the benchmark index and the peer group average over the one-, three- and five-year periods.	Management considers this fund to have no peers to compare fees and expenses.
The Board noted the Trust underwent a strategy change in May 2003. The Board also noted the longer-term performance history of the comparable retail fund after which the Trust’s new strategy is modeled.
The Board requested that management continue to closely monitor the Trust.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Global Real Estate (Deutsche Asset Management, Inc.)	See “Other Comments.”
Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Trust recently commenced operations. In reviewing the Trust, the Board considered this limited performance history.
With respect to the Trust’s total expenses, the Board took into account management’s discussion of the advisory/subadvisory fee structure. The Board also noted that the expense peer group was relatively small and contained many domestic funds.

Growth & Income (Independence Investment LLC)
The Trust outperformed the benchmark index over the
one- and three-year periods and underperformed the benchmark index over the five-year period.
The Trust outperformed its peer group average over the one- and three-year periods and underperformed the peer group average over the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are equal to the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted that the subadviser assumed sole responsibility for the Trust following a restructuring in May 2005 and that the Trust has performed well since that time.

Health Sciences (T. Rowe Price Associates, Inc.)	The Trust outperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that although the advisory fees for the Trust were higher than the peer group, the peer group for this Trust was relatively small. The Board also noted the Trust’s strong performance, outperforming its index and peer group over the one-, three- and five-year periods.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Income & Value (Capital Guardian Trust Company)	The Trust underperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the fact that the Trust has outperformed its benchmark index and peer group average for the period May 1, 1999 (the date Capital Guardian commenced managing the fund) through March 31, 2007. The Board noted the strong performance of the fixed income portion of the Trust. The Board requested that management closely monitor the Trust’s performance given the underperformance of the Trust in 2002, 2004 and 2006 versus its peer group and index.

International Core (Grantham, Mayo, Van Otterloo & Co., LLC)
The Trust underperformed the benchmark index over the one-, three- and five-year periods.
The Trust underperformed the peer group average over the one- and five-year periods and outperformed the peer group average over the three-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that GMO assumed subadvisory responsibilities on August 1, 2005, and that, therefore, the Trust’s long term performance reflects the performance of the previous subadviser. Since GMO has managed the Trust, the Trust has outperformed the index. In addition, the Board also noted the longer-term performance history of the subadviser’s comparably managed retail fund.

International Opportunities (Marsico Capital Management, LLC)	The Trust underperformed the benchmark index and peer group average over the one-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the fact that its performance for the period since its inception on April 29, 2005 through March 31, 2007 exceeded its benchmark index and peer group average.

International Small Cap (Templeton Investment Counsel, Inc.)
The Trust outperformed the benchmark index over the one- year period and underperformed the benchmark index over the three- and five-year periods.
The Trust outperformed the peer group average over the one-year period and underperformed the peer group average over the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that Templeton assumed responsibility for the Trust in May 2003; therefore, the Trust’s longer-term performance history reflects the performance of the previous subadviser.
The Board also took into account the Trust’s improved performance against its benchmark index and peer group for the one-year period.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

International Small Company (Dimensional Fund Advisors)	See “Other Comments.”
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Trust recently commenced operations. In reviewing the Trust, the Board took into account the Trust’s limited performance history.

International Value (Templeton Investment Counsel, Inc.)
The Trust outperformed the benchmark index over the one- year period and underperformed the benchmark index over the three- and five-year periods.
The Trust outperformed the peer group average over the one-year period and underperformed the peer group average over the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board noted that performance has improved over the one-year period. The Board also took into account management’s discussion of the factors that contributed to the Trust’s performance, including the portfolio manager’s contrarian investment style.

Large Cap (UBS Global Asset Management)	The Trust underperformed the benchmark index over the one- year period. The Trust outperformed the peer group average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account the longer-term performance history of the comparable mutual fund after which the Trust is modeled, noting that it has outperformed both its benchmark index and peer group average over the three-, five- and ten-year periods.

Large Cap Value (BlackRock Investment Management, LLC)	The Trust underperformed the benchmark index and the peer group average over the one-year period. The Trust outperformed the benchmark index and peer group average over the three-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Managed (Declaration Management & Research LLC) (Grantham, Mayo, Van Otterloo & Co., LLC)	The Trust underperfomed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust was restructured in August 2005, with GMO becoming sole manager of the equity portion of the Trust and Declaration assuming sole management of the fixed income portion of the Trust.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadvisers’ investment styles and current market conditions.
The Board noted the strong performance of the fixed income portion of the Trust. The Board also noted that the ten-year performance history of GMO’s comparable equity mutual fund that the Fund is modeled after exceeds the index and peer group.
The Board requested that management closely monitor performance.

Mid Cap Stock (Wellington Management Company, LLP)	The Trust outperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

Mid Cap Value (Lord, Abbett & Co.)	The Trust underperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the peer group over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board also noted the long term performance history of the comparable retail fund after which the Trust’s investment strategy is modeled.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Mid Cap Value Equity (RiverSource Investments LLC)	See “Other Comments.”
Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.
The Trust recently commenced operations on April 28, 2006. In reviewing the Trust, the Board took into account the Trust’s limited performance history.

Mid Value (T. Rowe Price Associates, Inc.)	The Trust underperformed the benchmark index over the one-, three- and five-year periods. The Trust outperformed the peer group over the one-, three- and five-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, which noted that although the Trust underperformed its benchmark index for the one-, three- and five-year periods, most mid cap value funds generally underperformed the Russell Midcap Value Index during these time periods and that the Trust outperformed its peer group average over these time periods.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Money Market (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.
The Board took into account the relatively narrow difference in rankings among the funds in the Trust’s peer group.

Money Market B (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Natural Resources (Wellington Management Company, LLP)
The Trust underperformed the benchmark index over the one- year period and outperformed the benchmark index over the three-year period.
The Trust outperformed the peer group average over the one- and three-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

Overseas Equity (Capital Guardian Trust Company)	The Trust underperformed the benchmark index and peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that the Trust’s portfolio managers were changed in 2004. The Board also noted that while the Trust underperformed both its peer group and index during 2006, the Trust outperformed both its peer group and index during 2005 and outperformed its peer group for the first quarter of 2007. The Board requested management to continue to closely monitor the performance of this Trust.
The Board noted that the advisory and subadvisory fees were reduced effective June 1, 2006.

Pacific Rim (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index and peer group average over the one-, three- and five-year periods.	Subadvisory fees for this Trust are equal to the peer group median. Advisory fees for this Trust are equal to the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including current market conditions and the subadviser’s investment style. The Board further noted that a new portfolio manager assumed responsibility for the Trust in October 2006. The Board also noted that the peer group is relatively small and therefore provides an incomplete basis for comparison. The Board requested that management continue to closely monitor performance.

Quantitative All Cap (MFC Global Investment Management (U.S.A.) Limited)
The Trust underperformed the benchmark index over the one- year period and outperformed the benchmark index over the three-year period.
The Trust outperformed the peer group average over the one- and three-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Quantitative Mid Cap (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and the interaction of market conditions with the quantitative model. The Board further noted that a new lead portfolio manager was assigned to the Trust in May 2007 and, in addition, management is making modifications to the Trust’s investment approach. The Board requested that management continue to closely monitor performance and provide an update at the next quarterly Board meeting.

Quantitative Value (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-year period. The Trust outperformed the peer group average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

Real Estate Equity (T. Rowe Price, Inc.)	See “Other Comments.”
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this
Trust are equal to the peer group median.

The Trust recently commenced operations on April 28, 2006. In reviewing the Trust, the Board took into account the Trust’s limited performance history.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Real Estate Securities (Deutsche Asset Management, Inc.)	The Trust outperformed the benchmark index and peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Science & Technology (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the one-year period and underperformed the benchmark index over the three- and five-year periods.
The Trust outperformed the peer group average over the one-year period and underperformed the peer group average over the three- and five-year periods.

Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s past performance, including the subadviser’s investment style and market conditions. The Board noted that a second subadviser was added to the Trust in October 2006 to manage half of the Trust’s assets and that performance has improved since that date. The Board requested management to continue to closely monitor the performance of this Trust.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Small Cap (Independence Investment LLC)	The Trust underperformed the benchmark index and peer group average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style. In this regard, the Board took into account the longer term performance history of the comparable fund after which the Trust is modeled, noting that it has outperformed its peer group average over the three- and five- year periods. The Board requested an update from the portfolio manager at its next quarterly meeting.

Small Cap Growth (Wellington Management Company, LLP)	The Trust outperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments
Small Cap Opportunities (Munder Capital Management)	The Trust underperformed the benchmark index and the peer group average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions. In this regard, the Board noted that the five- and ten-year performance history of the subadviser’s comparable retail mutual fund that the Fund is modeled after exceeds both benchmark index and its peer group.
The Board requested that management continue to closely monitor performance.

Small Cap Value (Wellington Management Company, LLP)	The Trust outperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

Small Company (American Century Investment Management, Inc.)	The Trust underperformed the benchmark index and the peer group average over the one-year period.
Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and the interaction of market conditions with the quantitative model. In this regard, the Board noted the longer term performance history of the comparable fund after which the Trust is modeled. The Board also took into account the Trust’s improved recent performance. With respect to the Trust’s expenses, the Board took into account management’s discussion of the advisory fee structure.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

Small Company Growth (AIM Capital Management, Inc.)	The Trust outperformed the benchmark index and the peer group average over the one-year period.
Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

Small Company Value (T. Rowe Price Associates, Inc.)
The Trust underperformed the benchmark index over the one- and five-year periods and outperformed the benchmark index over the three-year period.
The Trust underperformed the peer group average over the one- year period and outperformed the peer group average over the three- and five-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, which noted that while the Trust underperformed its benchmark index for the one-, three- and five-year periods, most small cap value funds generally underperformed the Russell 2000 Value Index during these time periods. In addition, the Board took into account the Trust’s longer term performance history noting that it has outperformed its peer group average over the three- and five-year periods.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Special Value (ClearBridge Advisors, LLC)	The Trust underperformed the benchmark index and peer group average over the one- and three-year periods.	Subadvisory fees for this Trust are lower than the peer group median. Advisory fees for this Trust are equal to the peer group median. Total expenses for this Trust are equal to the peer group median.
In renewing the subadvisory agreement, the Board took into account the steps being taken by management to address the Trust’s underperformance, noting that at the next Board meeting, management would be proposing a subadviser change for the Trust and a subsequent fund reorganization.

Spectrum Income (T. Rowe Price Associates, Inc.)	The Trust outperformed the benchmark index and peer group average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are equal to the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.
The Board noted that, in addition to the contractual fee waiver discussed above, the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

U.S. Core (Grantham, Mayo, Van Otterloo & Co. LLC)	The Trust underperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions. In this regard, the Board noted that the ten-year performance history of the subadviser’s comparably managed mutual fund that the Fund is modeled after exceeds the index and its peer group.
The Board also noted that GMO assumed subadvisory responsibilities in August 2005, and that, therefore, the Trust’s long term performance reflects the performance of the previous subadviser.
The Board requested that management continue to closely monitor performance.

U.S. Global Leaders Growth (Sustainable Growth Advisers, L.P.)	The Trust underperformed the benchmark index and the peer group average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.
In this regard, the Board noted that the ten-year performance history of the subadviser’s comparably managed mutual fund that the Fund is modeled after exceeds its peer group.
The Board requested that management continue to closely monitor performance and requested a specific recommendation with respect to the Trust if performance does not begin to improve when market conditions change.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments

U.S. Large Cap (Capital Guardian Trust Company)	The Trust underperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the fact that the Trust has outperformed its benchmark index and peer group average for the period from its inception on May 1, 1999 through March 31, 2007. The Board requested management to closely monitor the Trust’s performance given its underperformance in 2002, 2004 and 2006 versus its peer group and index.
The Board noted that the advisory and subadvisory fees were reduced effective June 1, 2006.

U.S. Multi Sector (Grantham, Mayo, Van Otterloo & Co., LLC)	The Trust underperformed the benchmark index and the peer group average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions. In this regard, the Board noted that the five-year performance history of the subadviser’s comparably managed retail mutual fund that the Fund is modeled after exceeds its peer group and exceeds the index and its peer group on a ten-year basis.
The Board requested that management closely monitor performance and provide a specific recommendation for addressing underperformance if the Trust’s performance does not improve.

Utilities (Massachusetts Financial Services Company)	The Trust outperformed the benchmark index and the peer group average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

TRUST (SUBADVISER)	Performance of Trust as of March 31, 2007	Fees and Expenses	Other Comments
Value (Morgan Stanley Investment Management Inc. (Van Kampen))
The Trust underperformed the benchmark index over the one-, three- and five-year periods.
The Trust outperformed the peer group average over the one- and three-year periods and underperformed the peer group average over the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, which noted that while the Trust underperformed its benchmark index for the one-, three- and five-year periods, most mid cap value funds generally underperformed the Russell MidCap Value Index during these time periods and that the Trust outperformed its peer group average over the one- and three-year periods. The Board also noted that for the period May 5, 2003 (the date Van Kampen commenced management of the Trust) until March 31, 2007, the performance ranked in the 20th percentile of the peer group.

Value & Restructuring (UST Advisers, Inc.)	The Trust underperformed the benchmark index and peer group average over the one-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.
Advisory fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the subadviser’s strong recent performance year-to-date. The Board also noted that the Trust outperformed its benchmark index and peer group for the period from its inception on October 24, 2005 through March 31, 2007. The Board also took into account the relatively small range among performance returns of the peer group and against the index.

Vista (American Century Investment Management, Inc.)	The Trust underperformed the benchmark index over the one-year period. The Trust outperformed the peer group average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

At its meeting on June 28–29, 2007, the Board, including all of the Independent Trustees, approved changing the subadviser for the Special Value Trust, a series of John Hancock Trust (the “Trust”) from Clearbridge Advisors, LLC to Wellington Management, LLP (“Wellington Management”).

This section described the Board of Trustees evaluation of the subadvisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”) and Wellington Management relating to the Special Value Trust, a series of the Trust.

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, approving the Adviser’s selection of the Trust’s subadvisers and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadviser to the Fund;

2.	the investment performance of the Fund and its subadviser;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

4.	the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

At its meeting on June 28–29, 2007, the Board including all of the Independent Trustees, approved the subadvisory agreements with Wellington Management. In making its determination with respect to the factors that it considers, the Board reviewed:

1.	information relating to Wellington Management’s current subadvisory services to the Trust;

2.	the performance of the Special Value Trust versus the performance of other funds managed by Wellington Management with similar investment policies to those of the Special Value Trust;

3.	the subadvisory fee for the Special Value Trust, including any breakpoints; and

4.	information relating to the nature and scope of Material Relationships and their significance to the Adviser and to Wellington Management.

Particular considerations of the Board in approving the new subadvisory agreement with Wellington Management for the Special Value Trust at the June 28–29, 2007 Board meeting included the following:

1.	Wellington Management has demonstrated skills as a manager, is currently the subadviser to six of the Trust’s funds and four funds in John Hancock Funds II and may be expected to provide a high quality of investment management services and personnel to the Special Value Trust;

2.	The Small Cap Value Trust, a Trust fund managed by Wellington Management with a comparable investment style to the Special Value Trust, has outperformed the Special Value Trust since the inception of that fund in 2003 and has outperformed its own benchmark index and peer group average since its inception in 1999 (Wellington Management has been sole subadviser to the Small Cap Value Trust since April 2005 and was a co-subadviser from 1999 to April 2005); and

3.	The subadvisory fee with respect to the Special Value Trust under the new subadvisory agreement (i) is the product of arms-length negotiation between the Adviser and Wellington Management, (ii) is within industry norms, (iii) is the same as the subadvisory fee under the prior subadvisory agreement with Clearbridge Advisors, LLC, the former subadviser to the Fund; and (iv) is paid by the Adviser and not by the Special Value Trust.

At its meeting on March 23, 2007, the Board, including all of the Independent Trustees, approved a new subadvisory agreement with UST Advisers, Inc. (“USTA”) for the Value and Restructuring Trust (the “Portfolio”) in connection with the sale by The Charles Schwab Corporation of its wholly owned subsidiary, U.S. Trust Corporation and its subsidiaries (including USTA) to Bank of America Corporation (the “Transaction”).

This section describes the evaluation by the Board of Trustees of the subadvisory agreement between John Hancock Investment Management Services, Inc. (the “Adviser”) and USTA regarding the Portfolio.

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, approving the Adviser’s selection of Portfolio subadvisers and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadviser to the Portfolio;

2.	the investment performance of the Portfolio and its subadviser;

3.	the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements, because such fees are paid to subadvisers by the Adviser and not by the Portfolios and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the factors that its considers, the Board reviews:

1.	information relating to the subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

2.	the performance of the Portfolio;

3.	the subadvisory fee for the Portfolio including any breakpoints; and

4.	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated subadvisers.

At the March 23, 2007 Board meeting, the Board also considered information presented by the Adviser, Bank of America Corporation and USTA regarding the Transaction. Particular considerations of the Board in approving the new subadvisory agreement with USTA for the Value & Restructuring Trust at that meeting included the following:

1.	The change in ownership of USTA resulting from the Transaction is not expected to have any adverse impact on USTA’s operations or financial resources;

2.	USTA is expected to manage the Portfolio with the same investment objective, policies and portfolio managers under the new subadvisory agreement as under the old subadvisory agreement, thus affording shareholders continuity in investment strategies, and USTA may generally be expected to provide at least the same level and quality of management services under the new subadvisory agreement as under the old subadvisory agreement;

3.	The Portfolio, which commenced operations in October 2005, has outperformed its peer group for the one-year period; and

4.	The subadvisory fee under the new subadvisory agreement with USTA: (i) is the product of arms-length negotiation between the Adviser and USTA; (ii) is within industry norms; (iii) is the same as the fee under the old subadvisory agreement, which was reduced effective June 30, 2006; (iv) is paid by the Adviser and not by the Portfolio; (v) will not result in any advisory fee increase with respect to the Portfolio; and (vi) contains breakpoints which are reflected in the advisory fee for the Portfolio thus permitting shareholders to benefit from economies of scale.

At its meeting on March 23, 2007, the Board, including all of the Independent Trustees, approved the following new portfolios for John Hancock Trust (the “Trust”):

1.	Small Cap Intrinsic Value Trust

2.	Franklin Templeton Founding Allocation Trust

3.	Mutual Shares Trust

4.	Mid Cap Intersection Trust

5.	Emerging Markets Value Trust (the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a)  an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Trust (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b)  an amendment to the subadvisory agreement (the “MFC Global (U.S.) Subadvisory Agreement Amendment”) between the Adviser and MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) to add the Small Cap Intrinsic Value Trust,

(c)  an amendment to the subadvisory agreement (the “Wellington Subadvisory Agreement Amendment”) between the Adviser and Wellington Management Company, LLP (“Wellington”) to add the Mid Cap Intersection Trust,

(d)  an amendment to the subadvisory agreement (the “DFA Subadvisory Agreement Amendment”) between the Adviser and Dimensional Fund Advisers (“DFA”) to add the Emerging Markets Value Trust,

(e)  an amendment to the subadvisory agreement (the “MFC Global (U.S.A.) Subadvisory Agreement Amendment”) between the Adviser and MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) to add the Franklin Templeton Founding Allocation Trust, and

(f)  a subadvisory agreement (the “Franklin Mutual Subadvisory Agreement”) between the Adviser and Franklin Mutual Advisers, Inc. (“Franklin Mutual”) regarding management of the Mutual Shares Trust.

DFA, Franklin Mutual, MFC Global (U.S.A.) and MFC Global (U.S.) and Wellington are collectively referred to as the “Subadvisers.”

The DFA Subadvisory Agreement Amendment, the Franklin Mutual Subadvisory Agreement, the MFC Global (U.S.A.) Subadvisory Agreement, MFC Global (U.S.) Subadvisory Agreement and Wellington Subadvisory Agreement Amendment are collectively referred to as the “Subadvisory Agreements”.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on March 23, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b)  considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c)  considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2)–(a)  in the case of each New Portfolio (except the Franklin Templeton Founding Allocation Trust), reviewed the investment performance of portfolios of the Subadvisers that are managed comparably to the New Portfolios as set forth in Appendix A; the comparative performance of their respective benchmarks; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the New Portfolios; and concluded that the portfolios of the Subadvisers that are managed comparably to the New Portfolios have performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the New Portfolios and their Subadvisers.

(b)  in the case of the Franklin Templeton Founding Allocation, since there are no funds managed by the proposed Subadviser that have comparable investment objectives and policies to those of the Franklin Templeton Founding Allocation Trust, the Board considered the Subadviser’s performance in managing other portfolios in the Trust and John Hancock Funds II and that JHIMS may reasonably be expected to ably monitor the performance of the Franklin Templeton Founding Allocation Trust and its Subadviser.

(3)–reviewed the advisory fee structure for the New Portfolios and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that: (i) in the case of the Franklin Templeton Founding Allocation Trust, the advisory fee has two breakpoints but that the breakpoints do not correspond exactly to the breakpoints of the subadvisory fee (which has one additional breakpoint) and in the case of the other New Portfolios, all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such fund grow;

(4)–(a) reviewed the anticipated profitability of JHIMS’s relationship with the New Portfolios in terms of the total amount of annual advisory fees it would receive with respect to the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b)  considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(c)  noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(d)  with respect to each New Portfolio (except the Franklin Templeton Founding Allocation Trust), considered that the Adviser has agreed to waive its management fee for each of these portfolios and certain other portfolios of the Trust (the “Participating Portfolios”) or otherwise reimburse the expenses of those portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust.

(5)–(a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios, are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

In addition, in the case of the Franklin Templeton Founding Allocation Trust, the Trustees reviewed the advisory fee to be paid to the Adviser for the Franklin Templeton Founding Allocation Trust and concluded that the advisory fee to be paid to the Adviser with respect to the Franklin Templeton Founding Allocation Trust is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Franklin Templeton Founding Allocation Trust and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Franklin Templeton Founding Allocation Trust and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on March 23, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed or considered:

(1)	that each Subadviser (or one of its affiliates in the case of Franklin Mutual) currently provided subadvisory services to the Trust or John Hancock Trust;

(2)	except in the case of the Franklin Templeton Founding Allocation Trust, the investment performance of the Subadviser’s portfolios managed comparably to the New Portfolio and comparative performance information relating to the benchmark;

(3)	the investment performance of other Trust or John Hancock Trust funds managed by the Subadviser or the Subadviser’s affiliate in the case of Franklin Mutual;

(4)	the proposed subadvisory fee for each New Portfolio and comparative fee information; and

(5)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	Each Subadviser (or an affiliate of the Subadviser in the case of Franklin Mutual) currently manages other funds of the Trust and the Board is generally satisfied with each Subadviser’s (or its affiliates) management of other funds of the Trust which they currently subadvise;

(2)	The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser except MFC Global (U.S.) and MFC Global (U.S.A.), are a product of arms-length negotiation between the Adviser and the Subadviser;

(3)	In the case of the all Portfolios except the Franklin Templeton Founding Allocation Trust, all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios and in the case of the Franklin Templeton Founding Allocation Trust, two of the three subadvisory fee breakpoints are reflected in the advisory fee for the Franklin Templeton Founding Allocation Trust,

(4)	In the case of each New Portfolio, except the Franklin Templeton Founding Allocation Trust, the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A;

(5)	The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

In addition, the Trustees reviewed the subadvisory fee to be paid to MFC Global (U.S.A.) for the Franklin Templeton Founding Allocation Trust and concluded that the subadvisory fee to be paid to MFC Global (U.S.A.) with respect to the Franklin Templeton Founding Allocation Trust is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Franklin Templeton Founding Allocation Trust and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Franklin Templeton Founding Allocation and those of its underlying portfolios.

Additional information that the Board considered in approving the Subadvisory Agreements is set forth in Appendix A.

TRUST (SUBADVISER)	Comparable Fund Performance as of December 31, 2006	Estimated Fees and Expenses as of December 31, 2006	Other Comments
Emerging Markets Value (Dimensional Fund Advisors)	The DFA Emerging Markets Value Fund, a fund managed in a style similar to the Trust, outperformed its benchmark index and its peer group average over the one-, three- and five-year periods.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.

Franklin Templeton Founding Allocation (MFC Global Investment Management (U.S.A.) Limited)	See “Other Comments”	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.
The Board further noted that MFC Global (U.S.A.) subadvises comparable asset allocation portfolios and that they are generally satisfied with MFC Global (U.S.A.) management of those other Trust portfolios.

Mid Cap Intersection (Wellington Management Company, LLP)
A composite of Wellington accounts managed in a style similar to the Trust outperformed its benchmark index over the one-, three- and five-year periods. The composite underperformed its peer group average over the one-year period and outperformed its peer group average over the three- and five-year periods.
Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were higher than its peer group median.

Mutual Shares (Franklin Mutual Advisers, LLC)
The Mutual Shares Fund, a fund managed in a style similar to the Trust, outperformed its benchmark index over the one-, three- and five- year periods. The Fund underperformed its peer group average over the one-year period and outperformed its peer group average over the three- and five-year periods.
Subadvisory fees for this Trust were higher than its peer group median. Advisory fees for this Trust were higher than its peer group median.
The Board further noted that Mutual Shares Fund, the comparable retail fund managed by the Subadviser, commenced operations in July 1949.
The Board also noted the fee analysis is based on the Trust’s designated peer group. However, the Trust will have a more flexible mandate than its peer group and will actively invest across asset classes and investment styles as management deems appropriate.

Small Cap Intrinsic Value (MFC Global Investment Management (U.S.), LLC)	The John Hancock Small Cap Intrinsic Value Fund, a fund managed in a style similar to the Trust, outperformed its benchmark index over the one-year period.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Management of the Trust

Trustees

James M. Oates, Chairman of the Board
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
John D. Richardson, Trustee Emeritus
F. David Rolwing

Officers

Keith F. Hartstein, President and Chief Executive Officer
John G. Vrysen, Chief Operating Officer
Charles A. Rizzo, Chief Financial Officer
Gordon M. Shone, Treasurer
Thomas M. Kinzler, Chief Legal Officer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
the future is yours

601 Congress Street
Boston MA 02210-2805

PRESORTED STD
U.S. POSTAGE
PAID
RANDOLPH, MA
PERMIT NO. 75

JHT0SA 8/07

John Hancock
the future is yours

John Hancock Trust

Bond Trusts

Semiannual Report
June 30, 2007
Unaudited Financial Statements

0807: 1115017

John Hancock Trust

President’s Message

To Our Shareholders:

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers. The funds on the following pages are intended to give you just such a range of choices with which to diversify.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein

President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

2

John Hancock Trust

Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	6
Statements of Assets and Liabilities	9
Statements of Operations	13
Statements of Changes in Net Assets	17
Financial Highlights	21
Portfolio of Investments (See below for each Portfolio’s page #)	37
Notes to Financial Statements	149
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	178
For More Information	188

	Portfolio of		Portfolio of
Portfolio	Investments	Portfolio	Investments

Active Bond Trust	37	Real Return Bond Trust	98
Core Bond Trust	54	Short-Term Bond Trust	108
Global Bond Trust	63	Strategic Bond Trust	112
High Income Trust	72	Strategic Income Trust	123
High Yield Trust	76	Total Return Trust	128
Income Trust	86	U.S. Government Securities Trust	137
Investment Quality Bond Trust	89	U.S. High Yield Bond Trust	139

John Hancock Trust

Sector Weightings*

Active Bond Trust		High Yield Trust		Short-Term Bond Trust

Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total

Mortgage Securities	41.57	Communications	18.17	Mortgage Securities	56.40
Government	22.74	Consumer, Non-cyclical	13.27	Financial	16.28
Financial	12.87	Consumer, Cyclical	12.97	Asset-Backed Securities	7.63
Asset-Backed Securities	4.85	Energy	11.17	Communications	5.73
Communications	2.71	Industrial	9.37	Government	3.27
Utilities	2.34	Financial	9.28	Consumer, Cyclical	2.31
Energy	1.82	Government	7.40	Energy	2.19
Consumer, Cyclical	1.18	Basic Materials	6.75	Utilities	2.13
Consumer, Non-cyclical	1.02	Utilities	3.92	Industrial	0.97
Industrial	0.86	Technology	1.25	Consumer, Non-cyclical	0.77

Core Bond Trust		Income Trust		Strategic Bond Trust

Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total

Mortgage Securities	64.14	Government	37.07	Mortgage Securities	31.76
Government	10.74	Energy	11.47	Financial	14.93
Financial	8.30	Financial	9.73	Government	9.17
Asset-Backed Securities	4.62	Consumer, Non-cyclical	8.93	Asset-Backed Securities	5.82
Communications	2.61	Utilities	7.87	Energy	5.69
Consumer, Non-cyclical	1.46	Mortgage Securities	6.10	Consumer, Cyclical	4.82
Utilities	1.39	Communications	5.78	Industrial	4.13
Energy	1.22	Industrial	4.01	Utilities	3.40
Consumer, Cyclical	0.96	Consumer, Cyclical	3.99	Communications	3.28
Industrial	0.37	Basic Materials	2.65	Consumer, Non-cyclical	2.56

Global Bond Trust		Investment Quality Bond Trust		Strategic Income Trust

Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total

Mortgage Securities	38.98	Government	35.86	Government	44.58
Government	31.80	Financial	20.22	Mortgage Securities	23.20
Financial	14.95	Mortgage Securities	16.90	Financial	7.73
Communications	1.28	Communications	6.98	Consumer, Cyclical	7.47
Consumer, Cyclical	1.03	Asset-Backed Securities	4.36	Communications	4.30
Consumer, Non-cyclical	0.87	Utilities	3.75	Industrial	3.54
Energy	0.68	Consumer, Non-cyclical	3.25	Consumer, Non-cyclical	2.61
Asset-Backed Securities	0.64	Consumer, Cyclical	2.49	Energy	2.53
Utilities	0.40	Energy	1.74	Basic Materials	2.20
		Basic Materials	1.21	Utilities	0.45
High Income Trust

Sector Weighting	% of Total	Real Return Bond Trust		Total Return Trust

Consumer, Cyclical	31.11	Sector Weighting	% of Total	Sector Weighting	% of Total
Communications	29.59	Government	48.48	Mortgage Securities	49.62
Basic Materials	7.65	Financial	15.22	Financial	23.24
Consumer, Non-cyclical	6.60	Mortgage Securities	10.18	Asset-Backed Securities	6.17
Industrial	6.08	Asset-Backed Securities	4.45	Communications	2.55
Government	4.15	Utilities	0.56	Government	1.88
Financial	3.49	Communications	0.45	Energy	1.29
Mortgage Securities	2.22	Consumer, Cyclical	0.40	Consumer, Cyclical	0.81
Utilities	1.33	Consumer, Non-cyclical	0.27	Basic Materials	0.52
Asset-Backed Securities	1.28	Energy	0.20	Industrial	0.48
		Natural Resources	0.07	Consumer, Non-cyclical	0.47

4

John Hancock Trust

Sector Weightings*

U.S. Government Securities Trust

Sector Weighting	% of Total

Mortgage Securities	64.37
Government	27.45
Asset-Backed Securities	8.18

U.S. High Yield Bond Trust

Sector Weighting	% of Total

Communications	21.71
Consumer, Non-cyclical	17.34
Financial	15.87
Consumer, Cyclical	13.40
Industrial	8.09
Energy	7.02
Basic Materials	4.92
Technology	3.92
Utilities	2.57
Asset-Backed Securities	0.31

* Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust.

5

John Hancock Trust

Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	1/1/07–	Expense
	1/1/07	6/30/07	6/30/07	Ratio

Active Bond

Series I — Actual	$1,000.00	$1,008.69	$3.34	0.67%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.47	3.36	0.67%
Series II — Actual	1,000.00	1,007.76	4.33	0.87%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.48	4.36	0.87%
Series NAV — Actual	1,000.00	1,009.16	3.09	0.62%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.72	3.11	0.62%

Core Bond

Series I — Actual	$1,000.00	$1,008.15	$3.98	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
Series II — Actual	1,000.00	1,006.21	4.97	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.84	5.01	1.00%
Series NAV — Actual	1,000.00	1,008.67	3.74	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%

Global Bond

Series I — Actual	$1,000.00	$983.85	$4.18	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Series II — Actual	1,000.00	982.49	5.16	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%
Series NAV — Actual	1,000.00	982.92	3.93	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%

6

John Hancock Trust

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	1/1/07–	Expense
	1/1/07	6/30/07	6/30/07	Ratio

High Income †

Series II — Actual	$1,000.00	$997.88	$1.62	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.74	1.63	0.97%
Series NAV — Actual	1,000.00	1,035.24	3.58	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.27	3.56	0.71%

High Yield

Series I — Actual	$1,000.00	$1,029.06	$3.77	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%
Series II — Actual	1,000.00	1,026.98	4.77	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.08	4.76	0.95%
Series NAV — Actual	1,000.00	1,028.68	3.52	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

Income ††

Series NAV — Actual	$1,000.00	$1,004.80	$1.49	0.89%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.87	1.49	0.89%

Investment Quality Bond

Series I — Actual	$1,000.00	$1,010.10	$3.49	0.70%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%
Series II — Actual	1,000.00	1,008.96	4.48	0.90%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.33	4.51	0.90%
Series NAV — Actual	1,000.00	1,009.74	3.24	0.65%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.57	3.26	0.65%

Real Return Bond

Series I — Actual	$1,000.00	$1,016.92	$3.95	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.88	3.96	0.79%
Series II — Actual	1,000.00	1,015.79	4.95	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	4.96	0.99%
Series NAV — Actual	1,000.00	1,017.56	3.70	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%

Short-Term Bond

Series NAV — Actual	$1,000.00	$1,019.81	$3.00	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.82	3.01	0.60%

Strategic Bond

Series I — Actual	$1,000.00	$998.89	$3.92	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.88	3.96	0.79%
Series II — Actual	1,000.00	996.92	4.90	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	4.96	0.99%
Series NAV — Actual	1,000.00	998.53	3.67	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%

Strategic Income

Series I — Actual	$1,000.00	$1,021.90	$4.16	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.68	4.16	0.83%
Series II — Actual	1,000.00	1,020.35	5.16	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.69	5.16	1.03%
Series NAV — Actual	1,000.00	1,021.92	3.91	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.91	0.78%

7

John Hancock Trust

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	1/1/07–	Expense
	1/1/07	6/30/07	6/30/07	Ratio

Total Return

Series I — Actual	$1,000.00	$1,002.32	$3.97	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
Series II — Actual	1,000.00	1,001.07	4.96	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.84	5.01	1.00%
Series NAV — Actual	1,000.00	1,002.84	3.72	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%

U.S. Government Securities

Series I — Actual	$1,000.00	$999.92	$3.57	0.72%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.22	3.61	0.72%
Series II — Actual	1,000.00	998.69	4.56	0.92%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.23	4.61	0.92%
Series NAV — Actual	1,000.00	1,000.41	3.32	0.67%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.47	3.36	0.67%

U.S. High Yield Bond

Series I — Actual	$1,000.00	$1,027.64	$4.12	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.73	4.11	0.82%
Series II — Actual	1,000.00	1,026.00	5.12	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%
Series NAV — Actual	1,000.00	1,027.68	3.87	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.86	0.77%

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

† High Income Series II commenced operations on May 1, 2007. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (61), and divided by 365 (to reflect the one-half year period).

†† Portfolios commenced operations on May 1, 2007. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (61), and divided by 365 (to reflect the one-half year period).

8

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Active Bond	Core Bond	Global Bond	High Income

Investments in unaffiliated issuers, at value	$2,705,548,266	$272,805,121	$1,758,763,992	$374,733,247
Investments in affiliated issuers, at value (Note 2)	188,389,640	—	—	16,773,638
Securities loaned, at value (Note 2)	184,695,725	—	—	16,444,743
Repurchase agreements, at value (Note 2)	26,299,000	2,306,000	10,046,000	—
Total investments, at value	3,104,932,631	275,111,121	1,768,809,992	407,951,628
Cash	1,337	264	405	—
Foreign currency, at value	4,557,144	—	24,218,938	36,699
Receivable for investments sold	3,750,714	1,924,087	138,437,003	10,939,320
Receivable for delayed delivery securities sold	—	35,429,000	282,434,883	—
Receivable for forward foreign currency exchange contracts (Note 2)	604	—	4,393,584	960
Receivable for fund shares sold	26,956,383	7,251	9,991,234	1,616,972
Dividends and interest receivable	23,197,739	1,767,120	14,084,549	7,014,627
Unrealized appreciation of swap contracts (Note 2)	—	—	38,692,304	—
Receivable for futures variation margin	—	—	30,640	—
Receivable due from adviser	—	—	527	—
Other assets	92,586	127	852	133
Total assets	3,163,489,138	314,238,970	2,281,094,911	427,560,339

Liabilities

Due to custodian	—	—	—	2,226,264
Payable for investments purchased	3,908,689	2,239,352	185,875,163	1,113,581
Payable for delayed delivery securities purchased	397,841,800	51,080,562	641,042,141	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	4,551,756	23,895
Swap premium payable	—	—	139,312	—
Payable for fund shares repurchased	185,493	—	47,498	409
Payable upon return of securities loaned (Note 2)	188,389,640	—	—	16,773,638
Payable for options written, at value (Note 2)	—	—	2,452,109	—
Investments sold short, at value (Note 2)	—	—	244,925,661	—
Payable for interest on securities sold short	—	—	1,613,185	—
Interest expense and fees payable on inverse floaters (Note 2)	—	—	9,977	—
Payable for floating rate notes issued (Note 2)	—	—	870,000	—
Unrealized depreciation of swap contracts (Note 2)	—	—	22,587,404	—
Payable to affiliates
Fund administration expenses	44,163	4,064	6,496	5,918
Trustees’ fees	2,964	—	1,000	446
Investment management fees	354,609	—	—	—
Accrued expenses	584,672	54,486	173,545	41,688
Total liabilities	591,312,030	53,378,464	1,104,295,247	20,185,839

Net assets

Capital paid-in	$2,566,687,791	$265,188,309	$1,202,483,964	$368,886,185
Undistributed net investment income (loss)	63,880,038	5,743,123	22,950,016	10,820,491
Accumulated undistributed net realized gain (loss) on investments, futures
contracts, options, foreign currency transactions and swap agreements	(32,243,323)	(6,792,969)	(54,341,015)	12,626,263
Net unrealized appreciation (depreciation) on investments,
futures contracts, options, short sales, translation of assets
and liabilities in foreign currencies and swap agreements	(26,147,398)	(3,277,957)	5,706,699	15,041,561
Net assets	$2,572,177,108	$260,860,506	$1,176,799,664	$407,374,500
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,942,920,086	$278,389,078	$1,780,651,753	$376,693,065
Investments in affiliated issuers, at cost	$188,389,640	—	—	$16,773,638
Foreign currency, at cost	$4,363,855	—	$24,134,014	$36,699
Proceeds received on short sales	—	—	$245,706,708	—
Premiums received on written options	—	—	$7,004,465	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$127,872,244	$132,686	$107,619,704	—
Shares outstanding	13,396,795	10,752	7,586,848	—
Net asset value, offering price and redemption price per share	$9.54	$12.34	$14.19	—
Series II
Net assets	$605,986,643	$3,194,527	$223,686,408	$1,680,668
Shares outstanding	63,514,904	259,224	15,824,179	119,201
Net asset value, offering price and redemption price per share	$9.54	$12.32	$14.14	$14.10
Series NAV
Net assets	$1,838,318,221	$257,533,293	$845,493,552	$405,693,832
Shares outstanding	192,453,265	20,911,927	59,744,412	28,767,563
Net asset value, offering price and redemption price per share	$9.55	$12.32	$14.15	$14.10

The accompanying notes are an integral part of the financial statements. 9

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

			Investment
Assets	High Yield	Income	Quality Bond	Real Return Bond

Investments in unaffiliated issuers, at value	$1,883,157,778	$135,141,069	$422,711,581	$2,282,130,622
Investments in affiliated issuers, at value (Note 2)	32,616,467	—	—	—
Securities loaned, at value (Note 2)	31,976,928	—	—	—
Repurchase agreements, at value (Note 2)	78,600,000	339,000	5,000,000	—
Total investments, at value	2,026,351,173	135,480,069	427,711,581	2,282,130,622
Cash	723,626	582	26,621	4,106,300
Foreign currency, at value	4,682,512	28	30,487	4,147,974
Receivable for investments sold	24,324,378	—	1,232,748	16,553,202
Receivable for delayed delivery securities sold	—	—	—	10,606,406
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	13,657	118,802
Receivable for fund shares sold	2,099,153	1,843,686	4,983,533	1,177
Dividends and interest receivable	39,489,342	689,868	5,743,330	6,098,902
Unrealized appreciation of swap contracts (Note 2)	—	—	—	4,771,919
Unrealized appreciation on forward volatility options (Note 2)	—	—	—	29,817
Receivable due from adviser	14,771	—	6,911	474
Other assets	280	—	93	509
Total assets	2,097,685,235	138,014,233	439,748,961	2,328,566,104

Liabilities

Payable for investments purchased	72,221,358	13,503,568	1,383,511	35,748,119
Payable for delayed delivery securities purchased	—	5,318,066	—	1,143,096,040
Payable for forward foreign currency exchange contracts (Note 2)	—	—	113,294	334,228
Swap premium payable	—	—	—	2,229
Payable for fund shares repurchased	236,364	—	38,307	235,718
Payable upon return of securities loaned (Note 2)	32,616,467	—	—	—
Payable for options written, at value (Note 2)	—	—	—	264,556
Investments sold short, at value (Note 2)	—	—	—	9,594,496
Payable for interest on securities sold short	—	—	—	90,152
Unrealized depreciation of swap contracts (Note 2)	—	—	—	7,061,644
Payable for futures variation margin	—	—	53,813	1,323,061
Payable to affiliates
Fund administration expenses	17,864	329	6,994	17,142
Trustees’ fees	2,372	104	—	1,371
Accrued expenses	156,324	7,264	63,606	123,334
Total liabilities	105,250,749	18,829,331	1,659,525	1,197,892,090

Net assets

Capital paid-in	$2,017,010,219	$119,610,630	$450,671,845	$1,163,679,489
Undistributed net investment income (loss)	68,874,482	484,646	11,436,620	28,668,940
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options, foreign currency transactions
and swap agreements	(96,237,630)	(298)	(21,198,559)	(65,177,315)
Net unrealized appreciation (depreciation) on investments,
futures contracts, options, short sales, translation of assets
and liabilities in foreign currencies and swap agreements	2,787,415	(910,076)	(2,820,470)	3,502,900
Net assets	$1,992,434,486	$119,184,902	$438,089,436	$1,130,674,014
Investments in unaffiliated issuers,
including repurchase agreements, at cost	$1,991,070,390	$136,390,286	$430,538,410	$2,275,045,215
Investments in affiliated issuers, at cost	$32,616,467	—	—	—
Foreign currency, at cost	$4,610,826	$27	$30,658	$4,142,721
Proceeds received on short sales	—	—	—	$9,498,560
Premiums received on written options	—	—	—	$338,971

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$131,803,582	—	$167,937,315	$6,442,253
Shares outstanding	12,864,618	—	14,948,104	502,691
Net asset value, offering price and redemption price per share	$10.25	—	$11.23	$12.82
Series II
Net assets	$90,093,144	—	$161,281,500	$99,763,659
Shares outstanding	8,755,202	—	14,369,579	7,841,478
Net asset value, offering price and redemption price per share	$10.29	—	$11.22	$12.72
Series NAV
Net assets	$1,770,537,760	$119,184,902	$108,870,621	$1,024,468,102
Shares outstanding	173,483,419	9,489,846	9,708,563	80,619,600
Net asset value, offering price and redemption price per share	$10.21	$12.56	$11.21	$12.71

The accompanying notes are an integral part of the financial statements. 10

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Short-Term Bond	Strategic Bond	Strategic Income	Total Return

Investments in unaffiliated issuers, at value	$266,717,642	$761,119,148	$450,324,853	$2,414,583,086
Investments in affiliated issuers, at value (Note 2)	—	15,350,575	2,604,060	—
Securities loaned, at value (Note 2)	—	15,049,583	2,553,000	—
Repurchase agreements, at value (Note 2)	6,325,000	100,600,000	8,000	3,477,000
Total investments, at value	273,042,642	892,119,306	455,489,913	2,418,060,086
Cash	864	536,778	627,860	—
Foreign currency, at value	—	1,966,332	—	25,448,586
Receivable for investments sold	—	6,509,608	8,061,273	24,903,789
Receivable for delayed delivery securities sold	—	23,892,789	—	129,615,489
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	627,076	4,073,447
Receivable for fund shares sold	—	3,274,854	860,452	437,240
Interest receivable	2,486,776	7,660,329	6,532,313	10,559,360
Unrealized appreciation of swap contracts (Note 2)	—	—	—	9,287,855
Receivable for futures variation margin	—	—	—	2,249,628
Receivable due from adviser	—	10,524	—	3,043
Swap premium receivable	—	—	—	71,540
Other assets	136	—	526	437
Total assets	275,530,418	935,970,520	472,199,413	2,624,710,500

Liabilities

Due to custodian	—	—	—	97,903
Payable for investments purchased	—	3,410,701	9,084,528	12,465,169
Payable for delayed delivery securities purchased	—	220,016,863	5,655,981	422,524,490
Payable for forward foreign currency exchange contracts (Note 2)	—	—	1,722,531	359,544
Payable for fund shares repurchased	42,574	104,417	—	538,721
Payable upon return of securities loaned (Note 2)	—	15,350,575	2,604,060	—
Payable for options written, at value (Note 2)	—	1,079,663	180,156	3,947,666
Investments sold short, at value (Note 2)	—	—	—	61,519,816
Payable for interest on securities sold short	—	—	—	473,796
Unrealized depreciation of swap contracts (Note 2)	—	—	—	12,775,304
Payable for futures variation margin	—	2,190,521	—	—
Payable to affiliates
Fund administration expenses	15,276	8,214	8,603	32,402
Trustees’ fees	—	555	760	1,859
Other payables and accrued expenses	83,660	89,935	56,598	226,339
Total liabilities	141,510	242,251,444	19,313,217	514,963,009

Net assets

Capital paid-in	$278,294,529	$698,018,084	$445,220,885	$2,126,160,163
Undistributed net investment income (loss)	6,049,526	17,617,392	11,789,804	46,381,418
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options, foreign currency transactions
and swap agreements	(7,475,833)	(14,404,423)	(7,733,599)	(24,201,622)
Net unrealized appreciation (depreciation) on investments,
futures contracts, options, short sales, translation of assets
and liabilities in foreign currencies and swap agreements	(1,479,314)	(7,511,977)	3,609,106	(38,592,468)
Net assets	$275,388,908	$693,719,076	$452,886,196	$2,109,747,491
Investments in unaffiliated issuers,
including repurchase agreements, at cost	$274,521,956	$883,136,792	$447,700,899	$2,442,634,873
Investments in affiliated issuers, at cost	—	$15,350,575	$2,604,060	—
Foreign currency, at cost	—	$1,951,149	—	$25,437,048
Proceeds received on short sales	—	—	—	$61,907,951
Premiums received on written options	—	$1,119,683	$71,982	$8,463,512

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	—	$158,679,495	$11,516,245	$340,559,232
Shares outstanding	—	13,948,296	850,047	25,492,472
Net asset value, offering price and redemption price per share	—	$11.38	$13.55	$13.36
Series II
Net assets	—	$108,532,961	$17,573,276	$231,725,891
Shares outstanding	—	9,542,501	1,296,520	17,379,716
Net asset value, offering price and redemption price per share	—	$11.37	$13.55	$13.33
Series NAV
Net assets	$275,388,908	$426,506,620	$423,796,675	$1,537,462,368
Shares outstanding	27,969,998	37,607,022	31,304,118	115,368,906
Net asset value, offering price and redemption price per share	$9.85	$11.34	$13.54	$13.33

The accompanying notes are an integral part of the financial statements. 11

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	U.S. Government Securities	U.S. High Yield Bond

Investments in unaffiliated issuers, at value	$579,586,976	$386,513,346
Investments in affiliated issuers, at value (Note 2)	—	6,013,329
Securities loaned, at value (Note 2)	—	5,895,421
Repurchase agreements, at value (Note 2)	—	13,871,000
Total investments, at value	579,586,976	412,293,096
Cash	371,924	763
Receivable for investments sold	125,237,096	4,261,824
Receivable for delayed delivery securities sold	4,017,925	—
Receivable for fund shares sold	2,153,530	939,385
Interest receivable	1,049,210	6,922,192
Receivable for futures variation margin	110,045	—
Receivable due from adviser	5,987	2,703
Other assets	—	317
Total assets	712,532,693	424,420,280

Liabilities

Payable for investments purchased	—	7,376,021
Payable for delayed delivery securities purchased	369,166,203	—
Payable for fund shares repurchased	121,543	788
Payable upon return of securities loaned (Note 2)	—	6,013,329
Payable to affiliates
Fund administration expenses	6,090	6,975
Trustees’ fees	—	1,485
Accrued expenses	61,478	46,842
Total liabilities	369,355,314	13,445,440

Net assets

Capital paid-in	$352,698,380	$397,100,625
Undistributed net investment income (loss)	9,492,841	14,019,315
Accumulated undistributed net realized gain (loss)
on investments and futures contracts	(14,262,759)	(403,903)
Net unrealized appreciation (depreciation)
on investments and futures contracts	(4,751,083)	258,803
Net assets	$343,177,379	$410,974,840
Investments in unaffiliated issuers,
including repurchase agreements, at cost	$583,548,216	$406,020,964
Investments in affiliated issuers, at cost	—	$6,013,329

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$171,383,564	$1,059,118
Shares outstanding	13,234,753	80,260
Net asset value, offering price and redemption price per share	$12.95	$13.20
Series II
Net assets	$80,554,887	$2,899,236
Shares outstanding	6,219,585	219,414
Net asset value, offering price and redemption price per share	$12.95	$13.21
Series NAV
Net assets	$91,238,928	$407,016,486
Shares outstanding	7,066,864	30,803,261
Net asset value, offering price and redemption price per share	$12.91	$13.21

The accompanying notes are an integral part of the financial statements. 12

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Active Bond	Core Bond	Global Bond	High Income

Interest	$74,610,418	$6,627,652	$25,206,314	$12,116,420
Dividends	106,091	—	91,312	511,419
Securities lending	162,287	14,894	5,364	154,200
Less foreign taxes withheld	(12,081)	(2,986)	(20,864)	(104,982)
Total investment income	74,866,715	6,639,560	25,282,126	12,677,057

Expenses

Investment management fees (Note 3)	7,536,585	777,366	3,880,481	1,267,922
Series I distribution and service fees (Note 3)	33,169	31	28,013	—
Series II distribution and service fees (Note 3)	695,832	2,787	263,190	406
Printing and postage fees (Note 3)	43,169	4,165	18,323	5,997
Audit and legal fees	41,765	14,641	25,135	15,287
Custodian fees	77,792	96,753	411,685	27,627
Registration and filing fees	14,650	1,374	6,565	2,524
Fund administration fees (Note 3)	91,684	8,689	50,342	6,065
Trustees’ fees (Note 4)	20,413	1,349	8,585	2,211
Interest expense and fees on inverse floaters	—	—	16,924	—
Miscellaneous	37,920	2,650	39,338	2,378
Total expenses	8,592,979	909,805	4,748,581	1,330,417
Less: expense reductions (Note 3)	(27,070)	(2,612)	(12,036)	(4,080)
Net expenses	8,565,909	907,193	4,736,545	1,326,337
Net investment income (loss)	66,300,806	5,732,367	20,545,581	11,350,720

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(15,623,434)	(551,220)	(13,244,764)	13,167,378
Futures contracts	—	—	(14,208,082)	—
Options	—	—	(2,209,783)	(194,369)
Swap contracts	—	—	(5,562,073)	—
Foreign currency transactions	342,982	—	(8,247,791)	(70,702)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(29,914,069)	(3,517,263)	(18,499,578)	(11,906,886)
Futures contracts	—	—	2,369,656	—
Options written	—	—	5,410,014	—
Securities sold short	—	—	(1,201,891)	—
Swap contracts	—	—	13,086,096	—
Translation of assets and liabilities in foreign currencies	105,232	—	2,159,300	26,888
Net realized and unrealized gain (loss)	(45,089,289)	(4,068,483)	(40,148,896)	1,022,309

Increase (decrease) in net assets from operations	$21,211,517	$1,663,884	($19,603,315)	$12,373,029

The accompanying notes are an integral part of the financial statements. 13

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

			Investment
Investment income	High Yield	Income[a]	Quality Bond	Real Return Bond

Interest	$74,712,047	$438,936	$12,999,340	$32,100,734
Dividends	71,053	138,020	—	—
Securities lending	857,522	—	13,458	236
Less foreign taxes withheld	(59,202)	(1,868)	(15,916)	—
Total investment income	75,581,420	575,088	12,996,882	32,100,970

Expenses

Investment management fees (Note 3)	6,185,484	82,357	1,266,711	3,675,173
Series I distribution and service fees (Note 3)	36,962	—	43,597	1,493
Series II distribution and service fees (Note 3)	122,822	—	188,278	129,283
Printing and postage fees (Note 3)	30,365	329	5,941	18,264
Audit and legal fees	36,460	4,964	17,264	23,173
Custodian fees	191,010	1,980	86,434	187,695
Registration and filing fees	10,788	559	2,380	5,971
Fund administration fees (Note 3)	79,617	329	16,100	37,634
Trustees’ fees (Note 4)	16,154	108	2,258	8,527
Miscellaneous	16,660	119	2,675	14,106
Total expenses	6,726,322	90,745	1,631,638	4,101,319
Less: expense reductions (Note 3)	(20,459)	(303)	(4,603)	(58,123)
Net expenses	6,705,863	90,442	1,627,035	4,043,196
Net investment income (loss)	68,875,557	484,646	11,369,847	28,057,774

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	12,695,293	165	1,865,806	(43,612,609)
Futures contracts	—	—	104,426	(1,101,608)
Options	—	—	—	215,949
Swap contracts	—	—	—	2,625,037
Foreign currency transactions	480,453	(463)	(249,707)	1,379,401
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(31,404,189)	(910,217)	(8,878,968)	33,451,053
Futures contracts	—	—	(31,079)	(461,935)
Options written	—	—	—	135,390
Securities sold short	—	—	—	(237,319)
Swap contracts	—	—	—	(4,277,313)
Translation of assets and liabilities in foreign currencies	68,409	141	(88,162)	482,256
Net realized and unrealized gain (loss)	(18,160,034)	(910,374)	(7,277,684)	(11,401,698)

Increase (decrease) in net assets from operations	$50,715,523	($425,728)	$4,092,163	$16,656,076

a Period from 5-1-07 (commencement of operations) to 6-30-07.

The accompanying notes are an integral part of the financial statements. 14

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Short-Term Bond	Strategic Bond	Strategic Income	Total Return

Interest	$6,888,192	$20,351,583	$12,695,017	$54,419,738
Dividends	—	114,300	54,303	381,947
Securities lending	7,547	127,917	29,888	14,735
Less foreign taxes withheld	—	(30,267)	(50,455)	—
Total investment income	6,895,739	20,563,533	12,728,753	54,816,420

Expenses

Investment management fees (Note 3)	818,592	2,163,379	1,397,576	7,029,335
Series I distribution and service fees (Note 3)	—	41,031	2,632	88,648
Series II distribution and service fees (Note 3)	—	135,305	23,071	297,958
Printing and postage fees (Note 3)	—	8,126	12,114	31,696
Audit and legal fees	17,808	23,163	14,760	33,468
Custodian fees	6,826	136,721	102,154	266,642
Registration and filing fees	1,672	3,323	2,717	11,732
Fund administration fees (Note 3)	963	25,622	11,345	74,097
Trustees’ fees (Note 4)	1,706	5,484	2,885	15,974
Interest expense and fees on inverse floaters	—	—	—	14,911
Interest expense on securities sold short	—	—	—	72,122
Miscellaneous	1,459	13,310	18,526	5,513
Total expenses	849,026	2,555,464	1,587,780	7,942,096
Less: expense reductions (Note 3)	(3,014)	(6,991)	(4,392)	(21,750)
Net expenses	846,012	2,548,473	1,583,388	7,920,346
Net investment income (loss)	6,049,727	18,015,060	11,145,365	46,896,074

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(6,607)	(1,439,305)	(691,974)	(3,537,773)
Futures contracts	—	(1,821,438)	—	(9,522,012)
Options	—	(1,287,114)	347,425	(343,167)
Swap contracts	—	—	—	(3,905,051)
Foreign currency transactions	—	259,113	(5,804,499)	2,291,030
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(614,813)	(14,691,836)	3,868,421	(21,296,442)
Futures contracts	—	(29,904)	—	(13,221,066)
Options written	—	(1,189,068)	(108,174)	6,275,916
Securities sold short	—	—	—	388,135
Swap contracts	—	—	—	(3,383,040)
Translation of assets and liabilities in foreign currencies	—	17,397	(346,922)	3,715,190
Net realized and unrealized gain (loss)	(621,420)	(20,182,155)	(2,735,723)	(42,538,280)

Increase (decrease) in net assets from operations	$5,428,307	($2,167,095)	$8,409,642	$4,357,794

The accompanying notes are an integral part of the financial statements. 15

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	U.S. Government Securities	U.S. High Yield Bond

Interest	$10,043,494	$15,429,704
Securities lending	3,346	51,031
Total investment income	10,046,840	15,480,735

Expenses

Investment management fees (Note 3)	1,128,495	1,374,348
Series I distribution and service fees (Note 3)	44,365	174
Series II distribution and service fees (Note 3)	103,667	3,287
Printing and postage fees (Note 3)	4,585	7,713
Audit and legal fees	19,842	15,827
Custodian fees	68,085	43,874
Registration and filing fees	1,992	2,116
Fund administration fees (Note 3)	14,893	12,431
Trustees’ fees (Note 4)	2,507	3,812
Miscellaneous	994	1,767
Total expenses	1,389,425	1,465,349
Less: expense reductions (Note 3)	(3,925)	(4,115)
Net expenses	1,385,500	1,461,234
Net investment income (loss)	8,661,340	14,019,501

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(7,023,882)	2,090,246
Futures contracts	(726,763)	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	301,528	(6,326,743)
Futures contracts	(604,131)	—
Net realized and unrealized gain (loss)	(8,053,248)	(4,236,497)

Increase (decrease) in net assets from operations	$608,092	$9,783,004

The accompanying notes are an integral part of the financial statements. 16

John Hancock Trust

Statements of Changes in Net Assets

	Active Bond		Core Bond

	Six Months Ended		Six Months Ended
	6-30-07	Year Ended	6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06	(Unaudited)	12-31-06

From operations
Net investment income (loss)	$66,300,806	$93,742,446	$5,732,367	$8,377,317
Net realized gain (loss)	(15,280,452)	(4,723,974)	(551,220)	(1,766,482)
Change in net unrealized appreciation (depreciation)	(29,808,837)	19,905,480	(3,517,263)	1,013,272
Increase (decrease) in net assets resulting from operations	21,211,517	108,923,952	1,663,884	7,624,107
Distributions to shareholders
From net investment income
Series I	(5,641,578)	(4,305,469)	(5,310)	(2,611)
Series II	(22,291,431)	(14,300,548)	(71,651)	(28,039)
Series NAV	(79,659,402)	(33,393,212)	(8,435,744)	(5,841,358)
Total distributions	(107,592,411)	(51,999,229)	(8,512,705)	(5,872,008)
From Fund share transactions	192,387,351	463,943,213[a]	43,860,740	68,520,170
Total increase (decrease)	106,006,457	520,867,936	37,011,919	70,272,269

Net assets

Beginning of period	2,466,170,651	1,945,302,715	223,848,587	153,576,318
End of period	$2,572,177,108	$2,466,170,651	$260,860,506	$223,848,587
Undistributed net investment income (loss)	$63,880,038	$105,171,643	$5,743,123	$8,523,461

	Global Bond		High Income

	Six Months Ended		Six Months Ended
	6-30-07	Year Ended	6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06[b]	(Unaudited)	12-31-06[c]

From operations
Net investment income (loss)	$20,545,581	$33,100,515	$11,350,720	$14,043,873
Net realized gain (loss)	(43,472,493)	6,810,020	12,902,307	1,648,700
Change in net unrealized appreciation (depreciation)	3,323,597	7,130,454	(11,879,998)	26,921,559
Increase (decrease) in net assets resulting from operations	(19,603,315)	47,040,989	12,373,029	42,614,132
Distributions to shareholders
From net investment income
Series I	(3,864,547)	—	—	—
Series II	(7,023,328)	—	—	—
Series NAV	(27,571,143)	—	(15,072,620)	—
From net realized gain
Series I	—	(1,603,860)	—	—
Series II	—	(1,961,988)	—	—
Series III	—	(5,360)	—	—
Series NAV	—	(7,539,897)	(1,426,226)	—
Total distributions	(38,459,018)	(11,111,105)	(16,498,846)	—
From Fund share transactions	186,437,604	218,098,822[a]	64,140,819	304,745,366
Total increase (decrease)	128,375,271	254,028,706	60,015,002	347,359,498

Net assets

Beginning of period	1,048,424,393	794,395,687	347,359,498	—
End of period	$1,176,799,664	$1,048,424,393	$407,374,500	$347,359,498
Undistributed net investment income (loss)	$22,950,016	$40,863,453	$10,820,491	$14,542,391

a Refer to payment made by affiliate, Note 1.

b Series III shares were terminated on 10-4-06.

c Period from 4-28-06 (commencement of operations) to 12-31-06.

The accompanying notes are an integral part of the financial statements. 17

John Hancock Trust

Statements of Changes in Net Assets

	High Yield			Income

	Six Months Ended			Period Ended
	6-30-07	Year Ended		6-30-07[b]
Increase (decrease) in net assets	(Unaudited)	12-31-06[a]		(Unaudited)

From operations
Net investment income (loss)	$68,875,557	$123,767,332		$484,646
Net realized gain (loss)	13,175,746	(2,331,606)		(298)
Change in net unrealized appreciation (depreciation)	(31,335,780)	45,158,570		(910,076)
Increase (decrease) in net assets resulting from operations	50,715,523	166,594,296		(425,728)
Distributions to shareholders
From net investment income
Series I	(9,600,356)	(10,963,040)		—
Series II	(6,326,795)	(6,589,348)		—
Series III	—	(58,691)		—
Series NAV	(109,881,140)	(101,658,612)		—
Total distributions	(125,808,291)	(119,269,691)		—
From Fund share transactions	286,858,931	94,905,199[c]		119,610,630
Total increase (decrease)	211,766,163	142,229,804		119,184,902

Net assets

Beginning of period	1,780,668,323	1,638,438,519		—
End of period	$1,992,434,486	$1,780,668,323		$119,184,902
Undistributed net investment income (loss)	$68,874,482	$125,807,216		$484,646

	Investment Quality Bond		Real Return Bond

	Six Months Ended		Six Months Ended
	6-30-07	Year Ended	6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06[a]	(Unaudited)	12-31-06[a]

From operations
Net investment income (loss)	$11,369,847	$18,720,524	$28,057,774	$34,052,286
Net realized gain (loss)	1,720,525	(1,651,160)	(40,493,830)	(9,682,389)
Change in net unrealized appreciation (depreciation)	(8,998,209)	(2,859,358)	29,092,132	(23,693,167)
Increase (decrease) in net assets resulting from operations	4,092,163	14,210,006	16,656,076	676,730
Distributions to shareholders
From net investment income
Series I	(8,174,492)	(12,897,908)	(193,574)	(117,172)
Series II	(6,870,132)	(6,123,137)	(2,908,466)	(3,077,510)
Series III	—	(12,486)	—	(2,893)
Series NAV	(4,859,523)	(3,793,510)	(28,789,846)	(16,156,204)
From net realized gain
Series I	—	—	—	(88,336)
Series II	—	—	—	(2,511,838)
Series III	—	—	—	(2,499)
Series NAV	—	—	—	(11,962,833)
Total distributions	(19,904,147)	(22,827,041)	(31,891,886)	(33,919,285)
From Fund share transactions	31,261,080	54,159,218	160,251,602	327,387,803
Total increase (decrease)	15,449,096	45,542,183	145,015,792	294,145,248

Net assets

Beginning of period	422,640,340	377,098,157	985,658,222	691,512,974
End of period	$438,089,436	$422,640,340	$1,130,674,014	$985,658,222
Undistributed net investment income (loss)	$11,436,620	$19,970,920	$28,668,940	$32,503,052

a Series III shares were terminated on 10-4-06.
b Period from 5-1-07 (commencement of operations) to 6-30-07.
c Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements. 18

John Hancock Trust

Statements of Changes in Net Assets

	Short-Term Bond		Strategic Bond

	Six Months Ended		Six Months Ended
	6-30-07	Year Ended	6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06	(Unaudited)	12-31-06[a]

From operations
Net investment income (loss)	$6,049,727	$9,643,004	$18,015,060	$32,632,988
Net realized gain (loss)	(6,607)	(991,297)	(4,288,744)	(1,613,192)
Change in net unrealized appreciation (depreciation)	(614,813)	1,886,388	(15,893,411)	7,700,353
Increase (decrease) in net assets resulting from operations	5,428,307	10,538,095	(2,167,095)	38,720,149
Distributions to shareholders
From net investment income
Series I	—	—	(8,539,883)	(11,901,365)
Series II	—	—	(5,379,198)	(7,452,112)
Series III	—	—	—	(29,498)
Series NAV	(11,844,463)	(6,806,814)	(18,696,365)	(31,231,017)
Total distributions	(11,844,463)	(6,806,814)	(32,615,446)	(50,613,992)
From Fund share transactions	(15,096,816)	86,176,948[b]	112,327,061	(75,676,611)
Total increase (decrease)	(21,512,972)	89,908,229	77,544,520	(87,570,454)

Net assets

Beginning of period	296,901,880	206,993,651	616,174,556	703,745,010
End of period	$275,388,908	$296,901,880	$693,719,076	$616,174,556
Undistributed net investment income (loss)	$6,049,526	$11,844,262	$17,617,392	$32,217,778

	Strategic Income			Total Return

	Six Months Ended		Six Months Ended
	6-30-07	Year Ended	6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06	(Unaudited)	12-31-06[a]

From operations
Net investment income (loss)	$11,145,365	$10,476,976	$46,896,074	$72,255,400
Net realized gain (loss)	(6,149,048)	(1,057,449)	(15,016,973)	295,984
Change in net unrealized appreciation (depreciation)	3,413,325	(225,334)	(27,521,307)	(10,455,246)
Increase (decrease) in net assets resulting from operations	8,409,642	9,194,193	4,357,794	62,096,138
Distributions to shareholders
From net investment income
Series I	—	(339,589)	(13,025,461)	(13,977,702)
Series II	—	(579,115)	(8,298,681)	(8,804,673)
Series III	—	—	—	(94,035)
Series NAV	—	(9,847,544)	(52,681,809)	(33,061,731)
From net realized gain
Series I	—	(3,340)	—	—
Series II	—	(6,805)	—	—
Series NAV	—	(58)	—	—
Total distributions	—	(10,776,451)	(74,005,951)	(55,938,141)
From Fund share transactions	79,383,288	333,233,837	245,031,062	366,542,153
Total increase (decrease)	87,792,930	331,651,579	175,382,905	372,700,150

Net assets

Beginning of period	365,093,266	33,441,687	1,934,364,586	1,561,664,436
End of period	$452,886,196	$365,093,266	$2,109,747,491	$1,934,364,586
Undistributed net investment income (loss)	$11,789,804	$644,439	$46,381,418	$73,491,295

a Series III shares were terminated on 10-4-06.
b Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements. 19

John Hancock Trust

Statements of Changes in Net Assets

	U.S. Government Securities		U.S. High Yield Bond

	Six Months Ended		Six Months Ended
	6-30-07	Year Ended	6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06[a]	(Unaudited)	12-31-06

From operations
Net investment income (loss)	$8,661,340	$16,551,278	$14,019,501	$18,457,131
Net realized gain (loss)	(7,750,645)	3,819,291	2,090,246	(422,999)
Change in net unrealized appreciation (depreciation)	(302,603)	(3,938,345)	(6,326,743)	6,563,561
Increase (decrease) in net assets resulting from operations	608,092	16,432,224	9,783,004	24,597,693
Distributions to shareholders
From net investment income
Series I	(7,708,949)	(10,101,252)	(28,526)	(466)
Series II	(3,467,837)	(4,624,511)	(133,285)	(77,167)
Series III	—	(9,204)	—	—
Series NAV	(5,448,981)	(5,016,740)	(18,869,959)	(8,653,268)
Total distributions	(16,625,767)	(19,751,707)	(19,031,770)	(8,730,901)
From Fund share transactions	(23,275,250)	(30,974,262)	68,223,790	188,056,835
Total increase (decrease)	(39,292,925)	(34,293,745)	58,975,024	203,923,627

Net assets

Beginning of period	382,470,304	416,764,049	351,999,816	148,076,189
End of period	$343,177,379	$382,470,304	$410,974,840	$351,999,816
Undistributed net investment income (loss)	$9,492,841	$17,457,268	$14,019,315	$19,031,584

a Series III shares were terminated on 10-4-06.

The accompanying notes are an integral part of the financial statements. 20

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Active Bond
	Series I						Series II
Period ended				6-30-07[b]	12-31-06	12-31-05[a]		6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value, beginning of period				$9.88	$9.73	$9.60		$9.87	$9.72	$9.60
Net investment income (loss)[h]				0.26	0.44	0.29		0.25	0.41	0.28
Net realized and unrealized gain
(loss) on investments				(0.17)	(0.02)	(0.14)		(0.17)	(0.01)	(0.14)
Total from investment operations				0.09	0.42	0.15		0.08	0.40	0.14
Less distributions
From net investment income				(0.43)	(0.27)	—		(0.41)	(0.25)	—
From net realized gain				—	—	(0.02)		—	—	(0.02)
Total distributions				(0.43)	(0.27)	(0.02)		(0.41)	(0.25)	(0.02)
Net asset value, end of period				$9.54	$9.88	$9.73		$9.54	$9.87	$9.72
Total return (%)[k]				0.87[l,m]	4.42[l,y]	1.59[m]		0.78[l,m]	4.21[l,y]	1.49[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$128	$139	$166		$606	$553	$559
Ratio of net expenses
to average net assets (%)				0.67[r]	0.69	0.72[r]		0.87[r]	0.89	0.92[r]
Ratio of gross expenses
to average net assets (%)				0.68[p,r]	0.69[p]	0.72[r]		0.88[p,r]	0.89[p]	0.92[r]
Ratio of net investment income
(loss) to average net assets (%)				5.28[r]	4.53	4.33[r]		5.09[r]	4.28	4.25[r]
Portfolio turnover (%)				85[m,s]	207	305[x]		85[m,s]	207	305[x]

	Series NAV
Period ended	6-30-07[b]	12-31-06	12-31-05[f]	12-31-04[g]	12-31-03[g]	12-31-02[g]

Per share operating performance

Net asset value, beginning of period	$9.89	$9.73	$9.63	$9.64	$9.70	$9.55
Net investment income (loss)	0.26[h]	0.40[h]	0.43[h]	0.34	0.43	0.50
Net realized and unrealized gain
(loss) on investments	(0.17)	0.03	(0.19)	0.11	0.18	0.18
Total from investment operations	0.09	0.43	0.24	0.45	0.61	0.68
Less distributions
From net investment income	(0.43)	(0.27)	(0.12)	(0.34)	(0.43)	(0.53)
From net realized gain	—	—	(0.02)	(0.12)	(0.24)	—
Total distributions	(0.43)	(0.27)	(0.14)	(0.46)	(0.67)	(0.53)
Net asset value, end of period	$9.55	$9.89	$9.73	$9.63	$9.64	$9.70
Total return (%)[k]	0.92[l,m]	4.54[l,y]	2.54	4.75	6.48	7.25

Ratios and supplemental data

Net assets, end of period (in millions)	$1,838	$1,774	$1,220	$1,002	$1,056	$987
Ratio of net expenses
to average net assets (%)	0.62[r]	0.64	0.70	0.70	0.70	0.69
Ratio of gross expenses
to average net assets (%)	0.63[p,r]	0.64[p]	0.70	0.70	0.70	0.69
Ratio of net investment income
(loss) to average net assets (%)	5.34[r]	4.18	4.41	3.56	4.42	5.24
Portfolio turnover (%)	85[m,s]	207	305[x]	444	466[x]	291

a Series I and Series II shares began operations on 4-29-05.

b Unaudited.

f Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.

g Audited by previous auditor.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 138% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar roll transactions.

x Excludes merger activity.

y John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01% . See Note 1.

The accompanying notes are an integral part of the financial statements. 21

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Core Bond
	Series I				Series II
Period ended		6-30-07[b]	12-31-06	12-31-05[a]		6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period		$12.68	$12.64	$12.50		$12.66	$12.61	$12.50
Net investment income (loss)[h]		0.30	0.56	0.34		0.28	0.53	0.31
Net realized and unrealized gain
(loss) on investments		(0.19)	(0.11)	(0.20)		(0.20)	(0.09)	(0.20)
Total from investment operations		0.11	0.45	0.14		0.08	0.44	0.11
Less distributions
From net investment income		(0.45)	(0.41)	—		(0.42)	(0.39)	—
Total distributions		(0.45)	(0.41)	—		(0.42)	(0.39)	—
Net asset value,
end of period		$12.34	$12.68	$12.64		$12.32	$12.66	$12.61
Total return (%)[k]		0.81[l,m]	3.72[l]	1.12[m]		0.62[l,m]	3.61[l]	0.88[m]

Ratios and supplemental data

Net assets, end of period (in millions)		—[n]	—[n]	—[n]		$3	$2	$1
Ratio of net expenses
to average net assets (%)		0.80[r]	0.84	0.93[r]		1.00[r]	1.04	1.11[r]
Ratio of gross expenses
to average net assets (%)		0.80[p,r]	0.84[p]	0.93[r]		1.00[p,r]	1.04[p]	1.11[r]
Ratio of net investment income
(loss) to average net assets (%)		4.76[r]	4.50	4.01[r]		4.55[r]	4.28	3.49[r]
Portfolio turnover (%)		162[m,s]	359	619[m]		162[m,s]	359	619[m]

	Series NAV
Period ended		6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period		$12.66	$12.62	$12.50
Net investment income (loss)[h]		0.30	0.56	0.30
Net realized and unrealized gain
(loss) on investments		(0.19)	(0.10)	(0.18)
Total from investment operations		0.11	0.46	0.12
Less distributions
From net investment income		(0.45)	(0.42)	—
Total distributions		(0.45)	(0.42)	—
Net asset value,
end of period		$12.32	$12.66	$12.62
Total return (%)[k]		0.87[l,m]	3.84[l]	0.96[m]

Ratios and supplemental data

Net assets, end of period (in millions)		$258	$222	$153
Ratio of net expenses
to average net assets (%)		0.75[r]	0.79	0.82[r]
Ratio of gross expenses
to average net assets (%)		0.76[p,r]	0.79[p]	0.82[r]
Ratio of net investment income
(loss) to average net assets (%)		4.78[r]	4.48	3.55[r]
Portfolio turnover (%)		162[m,s]	359	619[m]

a Series I, Series II and Series NAV shares began operations on 4-29-05.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

n Less than $500,000.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 329% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of the financial statements. 22

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Global Bond
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04[d]	12-31-03[d]	12-31-02[d]	6-30-07[b]	12-31-06	12-31-05	12-31-04[d]	12-31-03[d]	12-31-02[a,d]

Per share operating performance

Net asset value,
beginning of period	$14.93	$14.37	$16.28	$15.34	$13.79	$11.48	$14.87	$14.34	$16.20	$15.29	$13.77	$11.36
Net investment income (loss)[h]	0.27	0.53	0.44	0.32	0.44	0.40	0.25	0.50	0.41	0.29	0.39	0.40
Net realized and unrealized gain
(loss) on investments	(0.50)	0.22	(1.49)	1.21	1.62	1.91	(0.50)	0.22	(1.47)	1.21	1.64	2.01
Total from investment operations	(0.23)	0.75	(1.05)	1.53	2.06	2.31	(0.25)	0.72	(1.06)	1.50	2.03	2.41
Less distributions
From net investment income	(0.51)	—	(0.73)	(0.59)	(0.51)	—	(0.48)	—	(0.67)	(0.59)	(0.51)	—
From net realized gain	—	(0.19)	(0.13)	—	—	—	—	(0.19)	(0.13)	—	—	—
Total distributions	(0.51)	(0.19)	(0.86)	(0.59)	(0.51)	—	(0.48)	(0.19)	(0.80)	(0.59)	(0.51)	—
Net asset value,
end of period	$14.19	$14.93	$14.37	$16.28	$15.34	$13.79	$14.14	$14.87	$14.34	$16.20	$15.29	$13.77
Total return (%)[k]	(1.61)[l,m]	5.27[l,y]	(6.66)	10.38	15.40	20.12	(1.75)[l,m]	5.07[l,y]	(6.77)	10.21	15.25	21.21[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$108	$115	$132	$438	$195	$182	$224	$200	$143	$368	$64	$22
Ratio of net expense excluding interest
and fees on inverse floaters to
average net assets (%)	0.85	—	—	—	—	—	1.05	—	—	—	—	—
Ratio of interest and fees on inverse
floaters to average net assets (%)	—[c,e]	—	—	—	—	—	—[c,e]	—	—	—	—	—
Ratio of net expenses
to average net assets (%)	0.85[r]	0.85[t]	0.86	0.85	0.91	0.92	1.05[r]	1.05[t]	1.06	1.05	1.11	1.12[r]
Ratio of gross expenses
to average net assets (%)	0.85[p,r]	0.85[p,t]	0.86	0.85	0.91	0.92	1.05[p,r]	1.05[p,t]	1.06	1.05	1.11	1.12
Ratio of net investment income
(loss) to average net assets (%)	3.69[r]	3.61	2.89	2.13	3.10	3.23	3.51[r]	3.44	2.67	1.93	2.74	3.30
Portfolio turnover (%)	365[m,s]	204	327[x]	174	338	439	365[m,s]	204	327[x]	174	338	439

The accompanying notes are an integral part of the financial statements. 23

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Global Bond — continued
	Series NAV
Period ended		6-30-07[b]	12-31-06	12-31-05[a]
Per share operating performance

Net asset value,
beginning of period		$14.91	$14.34	$16.11
Net investment income (loss)[h]		0.27	0.54	0.40
Net realized and unrealized gain
(loss) on investments		(0.51)	0.22	(1.26)
Total from investment operations		(0.24)	0.76	(0.86)
Less distributions
From net investment income		(0.52)	—	(0.78)
From net realized gain		—	(0.19)	(0.13)
Total distributions		(0.52)	(0.19)	(0.91)
Net asset value,
end of period		$14.15	$14.91	$14.34
Total return (%)[k]		(1.71)[l,m]	5.35[l,y]	(5.58)[m]

Ratios and supplemental data

Net assets, end of period (in millions)		$845	$733	$520
Ratio of net expense excluding interest
and fees on inverse floaters to
average net assets (%)		0.80	—	—
Ratio of interest and fees on inverse
floaters to average net assets (%)		—[c,e]	—	—
Ratio of net expenses
to average net assets (%)		0.80[r]	0.80[t]	0.80[r]
Ratio of gross expenses
to average net assets (%)		0.80[p,r]	0.80[p,t]	0.80[r]
Ratio of net investment income
(loss) to average net assets (%)		3.76[r]	3.69	3.16[r]
Portfolio turnover (%)		365[m,s]	204	327[x]

a Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.

b Unaudited.

 c Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2).

d As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03; and increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended 12-31-02.

e Less than 0.01% .

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 590% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar rolls transactions.

t Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.85%, 1.05% and 0.80% for Series I, Series II and Series NAV, respectively, for the year ended 12-31-06.

x Excludes merger activity.

y John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01% . See Note 1.

The accompanying notes are an integral part of the financial statements. 24

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

High Income

	Series II		Series NAV
Period ended		6-30-07[a,b]		6-30-07[b]	12-31-06[a]

Per share operating performance

Net asset value,
beginning of period		$14.13		$14.24	$12.50
Net investment income (loss)[h]		0.17		0.43	0.60
Net realized and unrealized gain
(loss) on investments		(0.20)		0.08	1.14
Total from investment operations		(0.03)		0.51	1.74
Less distributions
From net investment income		—		(0.59)	—
From net realized gain		—		(0.06)	—
Total distributions		—		(0.65)	—
Net asset value,
end of period		$14.10		$14.10	$14.24
Total return (%)		(0.21)[l,m]		3.52[l,m]	13.92[l,m]

Ratios and supplemental data

Net assets, end of period (in millions)		$2		$406	$347
Ratio of net expenses
to average net assets (%)		0.97[r]		0.71[r]	0.74[r]
Ratio of gross expenses
to average net assets (%)		0.98[p,r]		0.71[p,r]	0.74[p,r]
Ratio of net investment income
(loss) to average net assets (%)		7.22[r]		6.06[r]	6.87[r]
Portfolio turnover (%)		45[m]		45[m]	81[m]

a Series II and Series NAV shares began operations on 5-1-07 and 4-28-06, respectively.

 b Unaudited.

h Based on the average of the shares outstanding.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 25

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

High Yield
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$10.66	$10.32	$10.51	$9.95	$8.50	$9.88	$10.70	$10.35	$10.45	$9.91	$8.49	$9.95
Net investment income (loss)[h]	0.38	0.77	0.76	0.72	0.69	0.75	0.37	0.75	0.74	0.69	0.68	0.47
Net realized and unrealized gain
(loss) on investments	(0.07)	0.25	(0.40)	0.33	1.28	(1.37)	(0.08)	0.26	(0.39)	0.34	1.27	(1.17)
Total from investment operations	0.31	1.02	0.36	1.05	1.97	(0.62)	0.29	1.01	0.35	1.03	1.95	(0.70)
Less distributions
From net investment income	(0.72)	(0.68)	(0.55)	(0.49)	(0.52)	(0.76)	(0.70)	(0.66)	(0.45)	(0.49)	(0.53)	(0.76)
Total distributions	(0.72)	(0.68)	(0.55)	(0.49)	(0.52)	(0.76)	(0.70)	(0.66)	(0.45)	(0.49)	(0.53)	(0.76)
Net asset value,
end of period	$10.25	$10.66	$10.32	$10.51	$9.95	$8.50	$10.29	$10.70	$10.35	$10.45	$9.91	$8.49
Total return (%)[k]	2.91[l,m]	10.37[l,y]	3.70	11.06	24.15	(6.65)	2.70[l,m]	10.24[l,y]	3.56	10.85	23.91	(7.42)[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$132	$154	$179	$755	$621	$337	$90	$101	$109	$691	$296	$50
Ratio of net expenses
to average net assets (%)	0.75[r]	0.76	0.78	0.80	0.82	0.84	0.95[r]	0.96	0.98	1.00	1.02	1.04[r]
Ratio of gross expenses
to average net assets (%)	0.75[p,r]	0.76[p]	0.78	0.80	0.82	0.84	0.95[p,r]	0.96[p]	0.98	1.00	1.02	1.04[r]
Ratio of net investment income
(loss) to average net assets (%)	7.24[r]	7.53	7.41	7.28	7.56	8.55	7.05[r]	7.33	7.13	6.99	7.38	6.18[r]
Portfolio turnover (%)	42[m,s]	90	92[x]	69	75	53	42[m,s]	90	92[x]	69	75	53

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$10.63	$10.29	$10.63
Net investment income (loss)[h]				0.38	0.77	0.64
Net realized and unrealized gain
(loss) on investments				(0.08)	0.25	(0.38)
Total from investment operations				0.30	1.02	0.26
Less distributions
From net investment income				(0.72)	(0.68)	(0.60)
Total distributions				(0.72)	(0.68)	(0.60)
Net asset value,
end of period				$10.21	$10.63	$10.29
Total return (%)[k]				2.87[l,m]	10.46[l,y]	2.70[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$1,771	$1,526	$1,349
Ratio of net expenses
to average net assets (%)				0.70[r]	0.71	0.72[r]
Ratio of gross expenses
to average net assets (%)				0.70[p,r]	0.71[p]	0.72[r]
Ratio of net investment income
(loss) to average net assets (%)				7.34[r]	7.57	7.58[r]
Portfolio turnover (%)				42[m,s]	90	92[x]

a Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 45% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar rolls transactions.

x Excludes merger activity.

y John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01% . See Note 1.

The accompanying notes are an integral part of the financial statements. 26

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Income
	Series NAV
Period ended		6-30-07[a,b]

Per share operating performance

Net asset value,
beginning of period		$12.50
Net investment income (loss)[h]		0.10
Net realized and unrealized gain
(loss) on investments		(0.04)
Total from investment operations		0.06
Net asset value,
end of period		$12.56
Total return (%)		0.48[l]

Ratios and supplemental data

Net assets, end of period (in millions)		$119
Ratio of net expenses
to average net assets (%)		0.89[r]
Ratio of gross expenses
to average net assets (%)		0.89[p,r]
Ratio of net investment income
(loss) to average net assets (%)		4.76[r]
Portfolio turnover (%)		1[m]

a Series NAV shares began operations on 5-1-07.

b Unaudited.

h Based on the average of the shares outstanding.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 27

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Investment Quality Bond
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$11.66	$11.98	$12.41	$12.58	$12.33	$11.85	$11.64	$11.96	$12.37	$12.55	$12.32	$11.94
Net investment income (loss)[h]	0.31	0.55	0.61	0.61	0.61	0.67	0.30	0.53	0.59	0.57	0.57	0.56
Net realized and unrealized gain
(loss) on investments	(0.19)	(0.16)	(0.34)	(0.03)	0.26	0.45	(0.19)	(0.16)	(0.35)	(0.01)	0.29	0.46
Total from investment operations	0.12	0.39	0.27	0.58	0.87	1.12	0.11	0.37	0.24	0.56	0.86	1.02
Less distributions
From net investment income	(0.55)	(0.71)	(0.70)	(0.75)	(0.62)	(0.64)	(0.53)	(0.69)	(0.65)	(0.74)	(0.63)	(0.64)
Total distributions	(0.55)	(0.71)	(0.70)	(0.75)	(0.62)	(0.64)	(0.53)	(0.69)	(0.65)	(0.74)	(0.63)	(0.64)
Net asset value,
end of period	$11.23	$11.66	$11.98	$12.41	$12.58	$12.33	$11.22	$11.64	$11.96	$12.37	$12.55	$12.32
Total return (%)[k]	1.01[l,m]	3.57[l]	2.26	4.81	7.32	9.94	0.90[l,m]	3.36[l]	2.03	4.65	7.24	9.02[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$168	$183	$227	$362	$399	$469	$161	$143	$90	$110	$85	$38
Ratio of net expenses
to average net assets (%)	0.70[r]	0.72	0.74	0.74	0.75	0.74	0.90[r]	0.92	0.94	0.94	0.95	0.94[r]
Ratio of gross expenses
to average net assets (%)	0.70[p,r]	0.72[p]	0.74	0.74	0.75	0.74	0.90[p,r]	0.92[p]	0.94	0.94	0.95	0.94[r]
Ratio of net investment income
(loss) to average net assets (%)	5.36[r]	4.79	5.08	4.94	4.93	5.71	5.19[r]	4.60	4.90	4.67	4.64	5.07[r]
Portfolio turnover (%)	31[m]	28	30	23	59	46	31[m]	28	30	23	59	46

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$11.65	$11.97	$12.45
Net investment income (loss)[h]				0.31	0.55	0.52
Net realized and unrealized gain
(loss) on investments				(0.20)	(0.15)	(0.28)
Total from investment operations				0.11	0.40	0.24
Less distributions
From net investment income				(0.55)	(0.72)	(0.72)
Total distributions				(0.55)	(0.72)	(0.72)
Net asset value,
end of period				$11.21	$11.65	$11.97
Total return (%)[k]				0.97[l,m]	3.65[l]	2.06[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$109	$96	$59
Ratio of net expenses
to average net assets (%)				0.65[r]	0.67	0.67[r]
Ratio of gross expenses
to average net assets (%)				0.65[p,r]	0.67[p]	0.67[r]
Ratio of net investment income
(loss) to average net assets (%)				5.45[r]	4.82	5.14[r]
Portfolio turnover (%)				31[m]	28	30

a Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 28

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Real Return Bond
	Series I						Series II
Period ended		6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03[a]		6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03[a]

Per share operating performance

Net asset value,
beginning of period		$12.99	$13.55	$14.00	$13.11	$12.50		$12.88	$13.45	$13.95	$13.10	$12.50
Net investment income (loss)[h]		0.34	0.54	0.27	0.09	0.08		0.33	0.50	0.29	0.06	0.06
Net realized and unrealized gain
(loss) on investments		(0.12)	(0.52)	(0.08)	1.08	0.53		(0.12)	(0.51)	(0.13)	1.07	0.54
Total from investment operations		0.22	0.02	0.19	1.17	0.61		0.21	(0.01)	0.16	1.13	0.60
Less distributions
From net investment income		(0.39)	(0.33)	—	(0.06)	—		(0.37)	(0.31)	(0.02)	(0.06)	—
From net realized gain		—	(0.25)	(0.64)	(0.22)	—		—	(0.25)	(0.64)	(0.22)	—
Total distributions		(0.39)	(0.58)	(0.64)	(0.28)	—		(0.37)	(0.56)	(0.66)	(0.28)	—
Net asset value,
end of period		$12.82	$12.99	$13.55	$14.00	$13.11		$12.72	$12.88	$13.45	$13.95	$13.10
Total return (%)[k]		1.69[l,m]	0.23[l]	1.44	9.06	4.88[m]		1.58[l,m]	(0.04)[l]	1.21	8.73	4.80[m]

Ratios and supplemental data

Net assets, end of period (in millions)		$6	$5	$4	$196	$137		$100	$108	$145	$343	$142
Ratio of net expenses
to average net assets (%)		0.79[r]	0.82[t]	0.81	0.82	0.83[r]		0.99[r]	1.02[t]	1.02	1.02	1.03[r]
Ratio of gross expenses
to average net assets (%)		0.80[p,r]	0.82[p,t]	0.81	0.82	0.83[r]		1.00[p,r]	1.02[p,t]	1.02	1.02	1.03[r]
Ratio of net investment income
(loss) to average net assets (%)		5.33[r]	4.09	1.93	0.68	1.00[r]		5.11[r]	3.84	2.14	0.50	0.67[r]
Portfolio turnover (%)		506[m,s]	989[s]	1,239[s]	1,151[s]	574[m]		506[m,s]	989[s]	1,239[s]	1,151[s]	574[m]

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$12.88	$13.45	$13.93
Net investment income (loss)[h]				0.34	0.54	0.31
Net realized and unrealized gain
(loss) on investments				(0.11)	(0.52)	(0.05)
Total from investment operations				0.23	0.02	0.26
Less distributions
From net investment income				(0.40)	(0.34)	(0.10)
From net realized gain				—	(0.25)	(0.64)
Total distributions				(0.40)	(0.59)	(0.74)
Net asset value,
end of period				$12.71	$12.88	$13.45
Total return (%)[k]				1.76[l,m]	0.20[l]	1.95[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$1,024	$872	$542
Ratio of net expenses
to average net assets (%)				0.74[r]	0.77[t]	0.76[r]
Ratio of gross expenses
to average net assets (%)				0.75[p,r]	0.77[p,t]	0.76[r]
Ratio of net investment income
(loss) to average net assets (%)				5.37[r]	4.15	2.70[r]
Portfolio turnover (%)				506[m,s]	989[s]	1,239[s]

a Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 512% for the six months ended 6-30-07. Prior years include the effect of mortgage dollar rolls transactions.

t Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.82%, 1.02% and 0.77% for Series I, Series II and Series NAV, respectively, for the year ended 12-31-06.

The accompanying notes are an integral part of the financial statements. 29

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Short-Term Bond
	Series NAV
Period ended	6-30-07[b]	12-31-06	12-31-05[f]	12-31-04[g]	12-31-03[e,g]	12-31-02[e,g]

Per share operating performance

Net asset value,
beginning of period	$10.08	$9.98	$9.93	$10.13	$10.23	$10.11
Net investment income (loss)	0.21	0.41[h]	0.31	0.30	0.37	0.44
Net realized and unrealized gain
(loss) on investments	(0.01)	0.03	(0.11)	(0.15)	(0.10)	0.12
Total from investment operations	0.20	0.44	0.20	0.15	0.27	0.56
Less distributions
From net investment income	(0.43)	(0.34)	(0.15)	(0.30)	(0.35)	(0.41)
From net realized gain	—	—	—	—	—[j]	—
From capital paid-in	—	—	—	(0.05)	(0.02)	(0.03)
Total distributions	(0.43)	(0.34)	(0.15)	(0.35)	(0.37)	(0.44)
Net asset value,
end of period	$9.85	$10.08	$9.98	$9.93	$10.13	$10.23
Total return (%)[k]	1.98[l,m]	4.55[l,y]	2.07	1.42	2.76	5.67

Ratios and supplemental data

Net assets, end of period (in millions)	$275	$297	$207	$253	$260	$241
Ratio of net expenses
to average net assets (%)	0.60[r]	0.62	0.72	0.69	0.67	0.68
Ratio of gross expenses
to average net assets (%)	0.60[p,r]	0.62[p]	0.72	0.69	0.67	0.68
Ratio of net investment income
(loss) to average net assets (%)	4.29[r]	4.15	3.08	2.96	3.68	4.29
Portfolio turnover (%)	26[m]	99	38	39	59	97

b Unaudited.

e Certain amounts have been reclassified to permit comparison.

f Effective 04-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust.

g Audited by previous auditor.

h Based on the average of the shares outstanding.

j Less than $0.01 per share.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

y John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01% . See Note 1.

The accompanying notes are an integral part of the financial statements. 30

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Strategic Bond
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$12.01	$12.03	$12.05	$11.73	$10.89	$10.74	$12.00	$12.01	$11.98	$11.69	$10.88	$10.88
Net investment income (loss)[h]	0.33	0.61	0.52	0.45	0.56	0.71	0.32	0.59	0.49	0.42	0.51	0.60
Net realized and unrealized gain
(loss) on investments	(0.34)	0.17	(0.21)	0.31	0.82	0.21	(0.35)	0.18	(0.20)	0.30	0.85	0.17
Total from investment operations	(0.01)	0.78	0.31	0.76	1.38	0.92	(0.03)	0.77	0.29	0.72	1.36	0.77
Less distributions
From net investment income	(0.62)	(0.80)	(0.33)	(0.44)	(0.54)	(0.77)	(0.60)	(0.78)	(0.26)	(0.43)	(0.55)	(0.77)
Total distributions	(0.62)	(0.80)	(0.33)	(0.44)	(0.54)	(0.77)	(0.60)	(0.78)	(0.26)	(0.43)	(0.55)	(0.77)
Net asset value,
end of period	$11.38	$12.01	$12.03	$12.05	$11.73	$10.89	$11.37	$12.00	$12.01	$11.98	$11.69	$10.88
Total return (%)[k]	(0.11)[l,m]	6.97[l]	2.70	6.66	13.11	8.96	(0.31)[l,m]	6.86[l]	2.44	6.39	12.93	7.46[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$159	$170	$188	$539	$456	$407	$109	$111	$114	$407	$151	$43
Ratio of net expenses
to average net assets (%)	0.79[r]	0.80	0.81	0.83	0.86	0.86	0.99[r]	1.00	1.01	1.03	1.06	1.06[r]
Ratio of gross expenses
to average net assets (%)	0.79[p,r]	0.80[p]	0.81	0.83	0.86	0.86	0.99[p,r]	1.00[p]	1.01	1.03	1.06	1.06[r]
Ratio of net investment income
(loss) to average net assets (%)	5.60[r]	5.26	4.35	3.88	4.96	6.78	5.40[r]	5.07	4.09	3.63	4.56	6.18[r]
Portfolio turnover (%)	45[m,s]	141	59	52	80	86	45[m,s]	141	59	52	80	86

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$11.98	$12.00	$12.11
Net investment income (loss)[h]				0.33	0.61	0.46
Net realized and unrealized gain
(loss) on investments				(0.34)	0.18	(0.20)
Total from investment operations				(0.01)	0.79	0.26
Less distributions
From net investment income				(0.63)	(0.81)	(0.37)
Total distributions				(0.63)	(0.81)	(0.37)
Net asset value,
end of period				$11.34	$11.98	$12.00
Total return (%)[k]				(0.15)[l,m]	7.05[l]	2.25[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$427	$335	$401
Ratio of net expenses
to average net assets (%)				0.74[r]	0.75	0.74[r]
Ratio of gross expenses
to average net assets (%)				0.74[p,r]	0.75[p]	0.74[r]
Ratio of net investment income
(loss) to average net assets (%)				5.68[r]	5.24	4.55[r]
Portfolio turnover (%)				45[m,s]	141	59

a Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 207% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of the financial statements. 31

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Strategic Income
	Series I					Series II
Period ended		6-30-07[b]	12-31-06	12-31-05	12-31-04[a]		6-30-07[b]	12-31-06	12-31-05	12-31-04[a]

Per share operating performance

Net asset value,
beginning of period		$13.24	$13.15	$13.41	$12.50		$13.27	$13.15	$13.41	$12.50
Net investment income (loss)[h]		0.37	0.59	0.45	0.25		0.36	0.56	0.42	0.23
Net realized and unrealized gain
(loss) on investments		(0.06)	(0.05)	(0.17)	0.87		(0.08)	(0.05)	(0.16)	0.88
Total from investment operations		0.31	0.54	0.28	1.12		0.28	0.51	0.26	1.11
Less distributions
From net investment income		—	(0.45)	(0.51)	(0.21)		—	(0.39)	(0.49)	(0.20)
From net realized gain		—	—[j]	(0.03)	—		—	—[j]	(0.03)	—
Total distributions		—	(0.45)	(0.54)	(0.21)		—	(0.39)	(0.52)	(0.20)
Net asset value,
end of period		$13.55	$13.24	$13.15	$13.41		$13.55	$13.27	$13.15	$13.41
Total return (%)[k]		2.34[l,m]	4.13[l]	2.13	8.93[m]		2.11[l,m]	3.95[l]	1.92	8.87[m]

Ratios and supplemental data

Net assets, end of period (in millions)		$12	$10	$11	$6		$18	$20	$22	$13
Ratio of net expenses
to average net assets (%)		0.83[r]	0.90	1.07	1.24[r]		1.03[r]	1.10	1.27	1.44[r]
Ratio of gross expenses
to average net assets (%)		0.83[p,r]	0.90[p]	1.07	1.24[r]		1.03[p,r]	1.10[p]	1.27	1.44[r]
Ratio of net investment income
(loss) to average net assets (%)		5.53[r]	4.42	3.30	2.95[r]		5.31[r]	4.22	3.09	2.67[r]
Portfolio turnover (%)		48[m,s]	125	33	24[m]		48[m,s]	125	33	24[m]

	Series NAV
Period ended			6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period			$13.23	$13.15	$13.33
Net investment income (loss)[h]			0.37	0.60	0.29
Net realized and unrealized gain
(loss) on investments			(0.06)	(0.06)	0.07
Total from investment operations			0.31	0.54	0.36
Less distributions
From net investment income			—	(0.46)	(0.51)
From net realized gain			—	—[j]	(0.03)
Total distributions			—	(0.46)	(0.54)
Net asset value,
end of period			$13.54	$13.23	$13.15
Total return (%)[k]			2.34[l,m]	4.15[l]	2.75[m]

Ratios and supplemental data

Net assets, end of period (in millions)			$424	$335	—[n]
Ratio of net expenses
to average net assets (%)			0.78[r]	0.80	1.03[r]
Ratio of gross expenses
to average net assets (%)			0.78[p,r]	0.80[p]	1.03[r]
Ratio of net investment income
(loss) to average net assets (%)			5.59[r]	4.56	2.96[r]
Portfolio turnover (%)			48[m,s]	125	33

a Series I, Series II and Series NAV began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

j Less than $0.01 per share.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

n Less than $500,000.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 50% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar rolls transactions.

The accompanying notes are an integral part of the financial statements. 32

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Total Return
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04[d]	12-31-03[d]	12-31-02[d]	6-30-07[b]	12-31-06	12-31-05	12-31-04[d]	12-31-03[d]	12-31-02[a,d]

Per share operating performance

Net asset value,
beginning of period	$13.83	$13.81	$14.17	$14.21	$14.43	$13.88	$13.79	$13.78	$14.11	$14.17	$14.42	$14.00
Net investment income (loss)[h]	0.32	0.57	0.44	0.27	0.35	0.49	0.30	0.54	0.41	0.23	0.31	0.36
Net realized and unrealized gain
(loss) on investments	(0.28)	(0.08)	(0.11)	0.40	0.35	0.78	(0.28)	(0.09)	(0.10)	0.41	0.37	0.78
Total from investment operations	0.04	0.49	0.33	0.67	0.70	1.27	0.02	0.45	0.31	0.64	0.68	1.14
Less distributions
From net investment income	(0.51)	(0.47)	(0.34)	(0.54)	(0.77)	(0.42)	(0.48)	(0.44)	(0.29)	(0.53)	(0.78)	(0.42)
From net realized gain	—	—	(0.35)	(0.17)	(0.15)	(0.30)	—	—	(0.35)	(0.17)	(0.15)	(0.30)
Total distributions	(0.51)	(0.47)	(0.69)	(0.71)	(0.92)	(0.72)	(0.48)	(0.44)	(0.64)	(0.70)	(0.93)	(0.72)
Net asset value,
end of period	$13.36	$13.83	$13.81	$14.17	$14.21	$14.43	$13.33	$13.79	$13.78	$14.11	$14.17	$14.42
Total return (%)[k]	0.23[l,m]	3.67[l]	2.40	4.96	5.02	9.52	0.11[l,m]	3.42[l]	2.25	4.71	4.87	8.51[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$341	$368	$438	$903	$1,036	$1,073	$232	$248	$286	$620	$491	$218
Ratio of net expense excluding
interest and fees on inverse
floaters to average net assets (%)	0.80	—	—	—	—	—	1.00	—	—	—	—	—
Ratio of interest and fees on
inverse floaters to average
net assets (%)	—[c,e]	—	—	—	—	—	—[c,e]	—	—	—	—	—
Ratio of net expenses
to average net assets (%)	0.80[r,t]	0.81	0.82	0.80	0.82	0.81	1.00[r,t]	1.01	1.01	1.00	1.02	1.01[r]
Ratio of gross expenses
to average net assets (%)	0.80[p,r,t]	0.81[p]	0.82	0.80	0.82	0.81	1.00[p,r,t]	1.01[p]	1.01	1.00	1.02	1.01[r]
Ratio of net investment income
(loss) to average net assets (%)	4.65[r]	4.21	3.18	1.93	2.48	3.53	4.45[r]	4.01	2.92	1.69	2.15	2.79[r]
Portfolio turnover (%)	122[m,s]	254	409[x]	251	285	381	122[m,s]	254	409[x]	251	285	381

The accompanying notes are an integral part of the financial statements. 33

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Total Return — continued
	Series NAV
Period ended		6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period		$13.80	$13.79	$14.16
Net investment income (loss)[h]		0.32	0.58	0.43
Net realized and unrealized gain
(loss) on investments		(0.28)	(0.09)	(0.08)
Total from investment operations		0.04	0.49	0.35
Less distributions
From net investment income		(0.51)	(0.48)	(0.37)
From net realized gain		—	—	(0.35)
Total distributions		(0.51)	(0.48)	(0.72)
Net asset value,
end of period		$13.33	$13.80	$13.79
Total return (%)[k]		0.28[l,m]	3.66[l]	2.56[m]

Ratios and supplemental data

Net assets, end of period (in millions)		$1,537	$1,319	$834
Ratio of net expense excluding
interest and fees on inverse
floaters to average net assets (%)		0.75	—	—
Ratio of interest and fees on
inverse floaters to average
net assets (%)		—[c,e]	—	—
Ratio of net expenses
to average net assets (%)		0.75[r,t]	0.76	0.76[r]
Ratio of gross expenses
to average net assets (%)		0.75[p,r,t]	0.76[p]	0.76[r]
Ratio of net investment income
(loss) to average net assets (%)		4.71[r]	4.27	3.71[r]
Portfolio turnover (%)		122[m,s]	254	409[x]

a Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.

b Unaudited.

c Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2).

d As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I and Series II, and to the net investment income ratio of less than 0.01% for Series I and Series II for the year ended 12-31-03; and increases (decreases) to the net investment income per share of less than ($0.01) for Series I and less than $0.01 for Series II, and to the net investment income ratio of less than (0.01%) for Series I and 0.01% for Series II for the year/period ended 12-31-02.

e Less than 0.01% .

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 167% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar roll transactions.

t Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.80%, 1.00% and 0.75% for Series I, Series II and Series NAV, respectively, for the six months ended 6-30-07.

x Excludes merger activity.

The accompanying notes are an integral part of the financial statements. 34

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

U.S. Government Securities
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$13.53	$13.64	$13.93	$14.01	$14.22	$13.72	$13.52	$13.63	$13.88	$13.97	$14.21	$13.77
Net investment income (loss)[h]	0.31	0.56	0.37	0.24	0.21	0.54	0.30	0.53	0.35	0.21	0.18	0.39
Net realized and unrealized gain
(loss) on investments	(0.30)	0.01	(0.16)	0.15	0.03	0.52	(0.31)	0.01	(0.15)	0.15	0.04	0.61
Total from investment operations	0.01	0.57	0.21	0.39	0.24	1.06	(0.01)	0.54	0.20	0.36	0.22	1.00
Less distributions
From net investment income	(0.59)	(0.68)	(0.24)	(0.28)	(0.45)	(0.56)	(0.56)	(0.65)	(0.19)	(0.26)	(0.46)	(0.56)
From net realized gain	—	—	(0.26)	(0.19)	—	—	—	—	(0.26)	(0.19)	—	—
Total distributions	(0.59)	(0.68)	(0.50)	(0.47)	(0.45)	(0.56)	(0.56)	(0.65)	(0.45)	(0.45)	(0.46)	(0.56)
Net asset value,
end of period	$12.95	$13.53	$13.64	$13.93	$14.01	$14.22	$12.95	$13.52	$13.63	$13.88	$13.97	$14.21
Total return (%)[k]	(0.01)[l,m]	4.39[l]	1.58	2.89	1.73	7.99	(0.13)[l,m]	4.19[l]	1.45	2.70	1.59	7.53[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$171	$181	$218	$471	$525	$708	$81	$85	$103	$264	$208	$128
Ratio of net expenses
to average net assets (%)	0.72[r]	0.75	0.74	0.74	0.73	0.74	0.92[r]	0.95	0.94	0.94	0.93	0.94[r]
Ratio of gross expenses
to average net assets (%)	0.72[p,r]	0.75[p]	0.74	0.74	0.73	0.74	0.92[p,r]	0.95[p]	0.94	0.94	0.93	0.94[r]
Ratio of net investment income
(loss) to average net assets (%)	4.70[r]	4.20	2.74	1.76	1.52	3.88	4.50[r]	4.00	2.53	1.56	1.28	3.04[r]
Portfolio turnover (%)	49[m,s]	57	26	77	97	19	49[m,s]	57	26	77	97	19

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$13.49	$13.61	$13.90
Net investment income (loss)[h]				0.31	0.57	0.33
Net realized and unrealized gain
(loss) on investments				(0.30)	—[j]	(0.08)
Total from investment operations				0.01	0.57	0.25
Less distributions
From net investment income				(0.59)	(0.69)	(0.28)
From net realized gain				—	—	(0.26)
Total distributions				(0.59)	(0.69)	(0.54)
Net asset value,
end of period				$12.91	$13.49	$13.61
Total return (%)[k]				0.04[l,m]	4.39[l]	1.82[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$91	$116	$96
Ratio of net expenses
to average net assets (%)				0.67[r]	0.70	0.67[r]
Ratio of gross expenses
to average net assets (%)				0.67[p,r]	0.70[p]	0.67[r]
Ratio of net investment income
(loss) to average net assets (%)				4.71[r]	4.29	2.90[r]
Portfolio turnover (%)				49[m,s]	57	26

a Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

j Less than $0.01 per share.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

s The Portfolio turnover rate including the effect of mortgage dollar rolls is 398% for the six months ended 6-30-07. Prior years exclude the effect of mortgage dollar rolls transactions.

The accompanying notes are an integral part of the financial statements. 35

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

U.S. High Yield Bond
	Series I				Series II
Period ended		6-30-07[b]	12-31-06	12-31-05[a]		6-30-07[b] 12-31-06		12-31-05[a]

Per share operating performance

Net asset value,
beginning of period		$13.52	$13.01	$12.50		$13.52	$13.00	$12.50
Net investment income (loss)[h]		0.49	0.92	0.61		0.48	0.90	0.57
Net realized and unrealized gain
(loss) on investments		(0.12)	0.28	(0.10)		(0.13)	0.29	(0.07)
Total from investment operations		0.37	1.20	0.51		0.35	1.19	0.50
Less distributions
From net investment income		(0.69)	(0.69)	—		(0.66)	(0.67)	—
		(0.69)	(0.69)	—		(0.66)	(0.67)	—
Net asset value,
end of period		$13.20	$13.52	$13.01		$13.21	$13.52	$13.00
Total return (%)		2.76[l,m]	9.58[l]	4.08[m]		2.60[l,m]	9.46[l]	4.00[m]

Ratios and supplemental data

Net assets, end of period (in millions)		$1	$1	—[n]		$3	$3	$1
Ratio of net expenses
to average net assets (%)		0.82[r]	0.80	0.87[r]		1.02[r]	1.04	1.06[r]
Ratio of gross expenses
to average net assets (%)		0.82[p,r]	0.80	0.87[r]		1.02[p,r]	1.04[p]	1.06[r]
Ratio of net investment income
(loss) to average net assets (%)		7.43[r]	7.11[p]	7.35[r]		7.17[r]	6.94	6.48[r]
Portfolio turnover (%)		47[m]	118	134[m]		47[m]	118	134[m]

	Series NAV
Period ended		6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period		$13.53	$13.02	$12.50
Net investment income (loss)[h]		0.50	0.93	0.51
Net realized and unrealized gain
(loss) on investments		(0.13)	0.27	0.01
Total from investment operations		0.37	1.20	0.52
Less distributions
From net investment income		(0.69)	(0.69)	—
		(0.69)	(0.69)	—
Net asset value,
end of period		$13.21	$13.53	$13.02
Total return (%)		2.77[l,m]	9.62[l]	4.16[m]

Ratios and supplemental data

Net assets, end of period (in millions)		$407	$348	$147
Ratio of net expenses
to average net assets (%)		0.77[r]	0.79	0.83[r]
Ratio of gross expenses
to average net assets (%)		0.77[p,r]	0.79[p]	0.83[r]
Ratio of net investment income
(loss) to average net assets (%)		7.43[r]	7.17	5.83[r]
Portfolio turnover (%)		47[m]	118	134[m]

a Series I, Series II and Series NAV all began operations on 4-29-05.

b Unaudited.

h Based on the average of the shares outstanding.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

n Less than $500,000.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 36

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 9.71%
U.S. Treasury Bonds - 0.96%
4.50% due 02/15/2036 (a)	$22,368,000	$20,253,530
4.75% due 02/15/2037	4,660,000	4,393,872

		24,647,402
U.S. Treasury Notes - 8.75%
4.25% due 11/15/2013 (a)	21,215,000	20,424,402
4.50% due 05/15/2017	54,860,000	52,598,639
4.50% due 04/30/2012 (a)	62,007,000	60,854,042
4.75% due 05/31/2012 to 05/15/2014	65,670,000	65,134,108
4.75% due 02/15/2010 (a)	26,055,000	25,959,326

		224,970,517

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $247,410,720)		$249,617,919

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.78%
Federal Home Loan Bank - 0.19%
5.50% due 08/13/2014	4,955,000	4,988,952

Federal Home Loan Mortgage Corp. - 3.21%
3.952% due 06/01/2034	5,847,625	5,713,874
4.50% due 01/15/2015	3,310,000	3,129,956
5.00% due 04/01/2018 to 07/01/2035	7,942,910	7,607,528
5.168% due 11/01/2035	5,953,983	5,754,169
5.287% due 12/01/2035	5,379,559	5,241,472
5.50% due 03/22/2022 to 03/01/2036	29,169,890	28,253,088
5.64% due 04/01/2037	5,394,373	5,392,631
5.82% due 04/01/2037	4,134,300	4,134,218
5.845% due 11/01/2036	4,273,228	4,241,188
5.875% due 03/21/2011	4,049,000	4,136,879
5.882% due 03/01/2037 (b)	8,900,005	8,896,517

		82,501,520
Federal National Mortgage
Association - 26.71%
3.716% due 07/01/2033 (b)	311,396	313,005
4.375% due 03/15/2013	1,030,000	981,342
4.50% TBA **	38,160,000	36,204,300
4.875% due 12/15/2016	3,915,000	3,746,416
4.919% due 08/01/2034	4,635,061	4,609,827
5.00% due 05/01/2018 to 08/01/2035	34,804,911	33,301,607
5.00% TBA **	147,180,000	139,178,825
5.50% due 03/15/2011 to 05/01/2037	157,112,309	152,520,725
5.50% TBA **	127,235,000	123,050,816
6.00% due 05/01/2035 to 01/01/2037	70,404,138	69,720,358
6.00% TBA **	90,525,000	89,742,405
6.50% due 02/01/2036 to 12/01/2036	14,276,102	14,414,949
6.50% TBA **	10,775,000	10,876,016
6.625% due 09/15/2009 (a)	2,314,000	2,382,117
7.00% due 09/01/2010 to 10/25/2041	5,626,640	5,793,923
7.50% due 09/01/2029 to 08/01/2031	300,253	313,696

		687,150,327
Government National Mortgage
Association - 0.57%
5.00% due 04/15/2035	5,811,354	5,503,311
5.50% due 03/15/2035	5,958,535	5,789,538

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
6.00% due 03/15/2033 to 06/15/2033		$2,493,328	$2,486,786
6.50% due 09/15/2028 to 08/15/2031		525,049	536,258
7.00% due 04/15/2029		139,519	145,446
8.00% due 10/15/2026 to 05/15/2029		148,105	157,112

			14,618,451
The Financing Corp. - 0.10%
9.40% due 02/08/2018		420,000	551,164
10.35% due 08/03/2018		1,400,000	1,960,613

			2,511,777

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $798,593,075)			$791,771,027

FOREIGN GOVERNMENT OBLIGATIONS - 0.87%
Argentina - 0.15%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	8,797,621	1,529,745
0.6491% due 12/15/2035 (b)		19,532,033	765,156
5.83% due 12/31/2033 (b)		3,617,497	1,612,745

			3,907,646
Brazil - 0.12%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	5,080,000	3,183,056

Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	260,132

Chile - 0.05%
Republic of Chile
5.755% due 01/28/2008 (b)		$1,177,000	1,178,177

Colombia - 0.06%
Republic of Colombia
10.00% due 01/23/2012		1,005,000	1,158,263
11.75% due 03/01/2010	COP	804,000,000	432,526

			1,590,789
Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	224,785

Germany - 0.16%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,762,624
5.25% due 01/04/2008		875,000	1,188,505
6.25% due 01/04/2030		725,000	1,182,813

			4,133,942
Japan - 0.07%
Government of Japan
0.90% due 12/22/2008	JPY	29,450,000	238,584
1.50% due 09/20/2014		68,650,000	549,481
1.80% due 03/22/2010		132,350,000	1,091,558

			1,879,623

The accompanying notes are an integral part of the financial statements. 37

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	$1,128,775
8.00% due 12/19/2013		8,332,200	785,608
9.875% due 02/01/2010		$290,000	320,160

			2,234,543
Panama - 0.02%
Republic of Panama
8.875% due 09/30/2027		344,000	432,580
9.375% due 07/23/2012		148,000	169,460

			602,040
Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	183,668

Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	218,597

Sweden - 0.02%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	1,570,000	231,932
5.25% due 03/15/2011		1,720,000	257,608

			489,540
Turkey - 0.04%
Republic of Turkey
20.00% due 10/17/2007	TRY	1,180,200	946,612

Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	529,150

United Kingdom - 0.03%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	191,188
7.25% due 12/07/2007		95,000	191,623
8.00% due 12/07/2015		125,000	291,579

			674,390

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $19,640,941)			$22,236,690

CORPORATE BONDS - 27.96%
Aerospace - 0.15%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013		$2,085,194	2,161,533
7.156% due 12/15/2011		971,703	997,953
TransDigm, Inc.
7.75% due 07/15/2014		815,000	823,150

			3,982,636
Agriculture - 0.11%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		1,870,000	1,739,100
Mosaic Company
7.625% due 12/01/2016		985,000	1,007,162

			2,746,262

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Air Travel - 0.17%
Continental Airlines, Inc., Series 00-2
8.307% due 04/02/2018		$821,117	$842,672
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011		236,380	234,164
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		572,788	582,812
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		2,725,000	2,742,031

			4,401,679

Amusement & Theme Parks - 0.03%
HRP Myrtle Beach Operations LLC
10.07% due 04/01/2012 (b)		705,000	705,000

Apparel & Textiles - 0.03%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)		740,000	751,100

Auto Parts - 0.01%
Delphi Corp.
6.197% due 11/15/2033		118,000	142,780

Auto Services - 0.02%
ERAC USA Finance Company
7.95% due 12/15/2009		510,000	536,483

Automobiles - 0.14%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		1,716,000	1,691,926
5.875% due 03/15/2011		1,885,000	1,894,621

			3,586,547

Banking - 3.35%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	144,572
BAC Capital Trust XI
6.625% due 05/23/2036		$3,000,000	3,058,977
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		3,350,000	3,275,563
BAC Capital Trust XV
6.16% due 06/01/2056 (b)		4,170,000	4,164,212
Banco Mercantil del Norte SA
6.862% due 10/13/2021		2,395,000	2,392,548
Banco Santander Chile
5.375% due 12/09/2014		295,000	287,766
5.71% due 12/09/2009 (b)		912,000	916,513
BanColombia SA
6.875% due 05/25/2017		1,205,000	1,167,344
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	138,997
BankAmerica Institutional Capital B
7.70% due 12/31/2026		$645,000	669,381
BNP Paribas
7.195% due 06/25/2037 (b)		965,000	975,938
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		3,085,000	2,911,919
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		5,195,000	4,861,419
DBS Bank, Ltd.
7.125% due 05/15/2011		450,000	473,013

The accompanying notes are an integral part of the financial statements. 38

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HBOS PLC
5.375% due 11/29/2049 (b)	$1,128,000	$1,092,273
6.413% due 09/29/2049 (b)	2,555,000	2,391,416
ICICI Bank, Ltd.
5.895% due 01/12/2010 (b)	2,085,000	2,088,478
6.375% due 04/30/2022 (b)	2,000,000	1,900,488
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	265,000	256,330
Kazkommerts International BV
8.50% due 04/16/2013	350,000	357,665
Landsbanki Islands HF
6.06% due 08/25/2009 (b)	2,730,000	2,758,357
6.10% due 08/25/2011	1,635,000	1,655,671
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)	3,950,000	3,747,294
MBNA America Bank
5.375% due 01/15/2008	875,000	874,800
NB Capital Trust IV
8.25% due 04/15/2027	2,039,000	2,121,176
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)	4,115,000	3,946,269
RBS Capital Trust IV
6.16% due 09/29/2049 (b)	897,000	910,903
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	3,060,000	3,411,591
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	2,679,855
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	2,140,205
Societe Generale
5.922% due 12/31/2049	1,600,000	1,549,170
Standard Chartered PLC
6.409% due 01/30/2017 (b)	5,000,000	4,768,080
7.014% due 12/30/2049 (b)	1,800,000	1,726,457
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	6,825,000	6,250,035
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	641,547
8.50% due 02/10/2015	600,000	584,280
USB Capital IX
6.189% due 04/15/2042 (b)	2,480,000	2,498,312
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	3,300,000	3,285,619
Washington Mutual Bank
5.65% due 08/15/2014	500,000	487,762
6.75% due 05/20/2036	2,140,000	2,200,605
Washington Mutual Bank FA
6.0056% due 01/15/2015 (b)	1,070,000	1,078,212
Washington Mutual Preferred Funding Delaware
6.534% due 03/29/2049 (b)	1,000,000	965,120
Washington Mutual, Inc.
4.20% due 01/15/2010	1,118,000	1,083,580
5.66% due 03/22/2012 (b)	353,000	350,182
Wells Fargo & Company
3.50% due 04/04/2008	981,000	966,838

		86,206,732

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 0.33%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	$736,000	$768,714
News America Holdings, Inc.
6.75% due 01/09/2038	108,000	113,038
7.75% due 12/01/2045	491,000	538,519
8.25% due 08/10/2018	2,035,000	2,330,384
Viacom, Inc.
6.625% due 05/15/2011	3,115,000	3,197,304
XM Satellite Radio, Inc.
9.75% due 05/01/2014	1,595,000	1,563,100

		8,511,059
Building Materials & Construction - 0.08%
Masco Corp.
6.125% due 10/03/2016	2,000,000	1,967,288

Business Services - 0.26%
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	152,313
Minerva Overseas, Ltd.
9.50% due 02/01/2017	2,320,000	2,389,600
Xerox Corp.
6.75% due 02/01/2017	3,930,000	4,031,308

		6,573,221
Cable and Television - 0.94%
Comcast Corp.
5.90% due 03/15/2016	1,000,000	982,263
6.50% due 11/15/2035	1,500,000	1,454,023
Comcast Corp., Class A
7.05% due 03/15/2033	549,000	566,640
Cox Communications, Inc.
4.625% due 01/15/2010	1,103,000	1,077,348
5.45% due 12/15/2014	922,000	891,991
6.75% due 03/15/2011	491,000	508,122
7.75% due 11/01/2010	368,000	391,362
Rogers Cable, Inc.
6.75% due 03/15/2015	1,595,000	1,644,407
Shaw Communications, Inc.
8.25% due 04/11/2010	1,605,000	1,685,250
TCI Communications, Inc.
9.80% due 02/01/2012	1,575,000	1,817,948
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,833,098
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,764,022
8.375% due 03/15/2023	1,670,000	1,917,053
Time Warner, Inc.
6.50% due 11/15/2036	2,575,000	2,444,883
6.75% due 04/15/2011	3,115,000	3,221,203
7.625% due 04/15/2031	451,000	483,188
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,546,364

		24,229,165
Cellular Communications - 0.39%
America Movil S.A. de CV
5.75% due 01/15/2015	1,540,000	1,519,204

The accompanying notes are an integral part of the financial statements. 39

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
American Tower Corp.
7.50% due 05/01/2012	$638,000	$655,545
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	616,078
8.75% due 03/01/2031	471,000	587,158
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	1,220,000	1,341,444
Nextel Communications, Inc.
6.875% due 10/31/2013	2,350,000	2,332,443
7.375% due 08/01/2015	148,000	147,936
Nextel Partners, Inc.
8.125% due 07/01/2011	2,315,000	2,414,612
Rogers Wireless, Inc.
9.625% due 05/01/2011	422,000	474,874

		10,089,294

Chemicals - 0.25%
American Pacific Corp.
9.00% due 02/01/2015	1,615,000	1,621,056
Cytec Industries, Inc.
6.75% due 03/15/2008	677,000	679,614
ICI Wilmington, Inc.
4.375% due 12/01/2008	912,000	896,635
Lyondell Chemical Company
10.875% due 05/01/2009	1,150,000	1,150,000
Nova Chemicals, Ltd.
7.875% due 09/15/2025	1,470,000	1,363,425
Sterling Chemicals, Inc.
10.25% due 04/01/2015	820,000	830,250

		6,540,980

Computers & Business Equipment - 0.09%
Cisco Systems, Inc.
5.50% due 02/22/2016	2,490,000	2,429,762

Containers & Glass - 0.15%
BWAY Corp.
10.00% due 10/15/2010	1,870,000	1,944,800
Greif, Inc.
6.75% due 02/01/2017	665,000	650,037
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	800,000	776,000
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	570,000

		3,940,837

Crude Petroleum & Natural Gas - 0.13%
Hess Corp.
7.30% due 08/15/2031	601,000	644,524
Premcor Refining Group, Inc.
7.50% due 06/15/2015	206,000	212,391
Sabine Pass LNG LP
7.50% due 11/30/2016	2,500,000	2,487,500

		3,344,415

Diversified Financial Services - 0.01%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	417,000	383,464

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil - 0.06%
Devon Financing Corp., ULC
6.875% due 09/30/2011	$295,000	$307,961
Enterprise Products Operating LP
6.375% due 02/01/2013	1,255,000	1,288,389

		1,596,350
Drugs & Health Care - 0.03%
Allegiance Corp.
7.00% due 10/15/2026	255,000	260,949
Wyeth
4.375% due 03/01/2008	540,000	535,728

		796,677
Electrical Equipment - 0.06%
Ametek, Inc.
7.20% due 07/15/2008	1,515,000	1,534,991

Electrical Utilities - 2.34%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	3,158,274	3,509,632
AES Gener SA
7.50% due 03/25/2014	906,000	947,815
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	517,881
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,807,250
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	968,764
Beaver Valley Funding Corp.
9.00% due 06/01/2017	3,657,000	4,075,617
BVPS II Funding Corp.
8.89% due 06/01/2017	969,000	1,095,536
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	574,415
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	1,765,000	1,926,559
Constellation Energy Group
7.60% due 04/01/2032	1,850,000	2,041,640
Dominion Resources, Inc.
5.70% due 09/17/2012	368,000	368,292
6.30% due 09/30/2066 (b)	3,200,000	3,218,467
7.50% due 06/30/2066 (b)	1,680,000	1,765,571
Electricidad De Caracas Finance BV
10.25% due 10/15/2014	200,000	213,000
Empresa Nacional De Electricidad
8.50% due 04/01/2009	412,000	430,990
Enersis SA
7.375% due 01/15/2014	633,000	670,851
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017	2,641,282	2,697,146
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	493,224
7.375% due 11/15/2031	1,299,000	1,406,232
HQI Transelec Chile SA
7.875% due 04/15/2011	1,705,000	1,797,876
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,655,000	1,770,850

The accompanying notes are an integral part of the financial statements. 40

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	$2,000,000	$1,983,410
Monterrey Power SA De CV
9.625% due 11/15/2009	676,740	740,184
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,560,896
Nevada Power Company
6.65% due 04/01/2036	2,330,000	2,337,724
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,225,369
4.80% due 03/01/2014	598,000	565,166
6.05% due 03/01/2034	2,636,000	2,553,464
PNPP II Funding Corp.
9.12% due 05/30/2016	869,000	970,836
PSEG Power LLC
5.00% due 04/01/2014	736,000	696,210
8.625% due 04/15/2031	736,000	899,859
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,246,660
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	2,043,586
TXU Corp., Series R
6.55% due 11/15/2034	8,315,000	6,725,330
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	344,000	333,993
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,915,084

		60,095,379
Electronics - 0.03%
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	845,099

Energy - 0.61%
Abu Dhabi National Energy Company
6.50% due 10/27/2036	3,195,000	3,099,904
Duke Capital LLC
6.75% due 02/15/2032	589,000	579,737
Enterprise Products Operating LP
4.95% due 06/01/2010	535,000	525,357
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	574,000	535,779
6.875% due 03/01/2033	471,000	479,233
GS Caltex Corp.
5.50% due 08/25/2014	471,000	453,879
Nexen, Inc.
5.875% due 03/10/2035	598,000	536,661
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	1,958,932
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	1,014,957	1,082,543
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	1,711,366	1,820,209
Sempra Energy
4.75% due 05/15/2009	437,000	432,007

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
TXU Energy Company, LLC
7.00% due 03/15/2013	$4,170,000	$4,301,313

		15,805,554
Financial Services - 5.46%
Aries Vermogensverwaltung GmbH, Series REGS
9.60% due 10/25/2014	750,000	923,850
Astoria Depositor Corp.
8.144% due 05/01/2021	3,380,000	3,650,400
AXA Financial, Inc.
7.75% due 08/01/2010	533,000	567,414
Bank of New York Institutional Capital Trust A
7.78% due 12/01/2026	2,865,000	2,976,449
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	981,000	961,981
Bosphorus Financial Services, Ltd.
7.16% due 02/15/2012 (b)	2,135,000	2,156,559
Capital One Financial Corp.
6.15% due 09/01/2016	3,645,000	3,598,679
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	520,000	511,994
Citigroup, Inc.
5.00% due 09/15/2014	912,000	867,551
5.625% due 08/27/2012	981,000	981,209
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	545,000	491,380
Cosan Finance, Ltd.
7.00% due 02/01/2017	1,035,000	1,002,708
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	443,000	441,185
6.50% due 01/15/2012	491,000	508,566
Dresdner Bank-New York
7.25% due 09/15/2015	589,000	642,779
E*Trade Financial Corp.
7.375% due 09/15/2013	1,440,000	1,461,600
ERP Operating LP
4.75% due 06/15/2009	687,000	676,800
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	2,086,000	2,125,112
Ford Motor Credit Company
9.875% due 08/10/2011	995,000	1,044,385
Ford Motor Credit Company LLC
9.75% due 09/15/2010	2,683,000	2,801,548
Fund American Companies, Inc.
5.875% due 05/15/2013	709,000	697,199
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,032,049
General Motors Acceptance Corp.
6.75% due 12/01/2014	1,830,000	1,752,510
6.875% due 09/15/2011	1,598,000	1,571,879
7.75% due 01/19/2010	2,128,000	2,154,245
GMAC LLC
6.00% due 12/15/2011	1,575,000	1,497,356
6.61% due 05/15/2009 (b)	2,900,000	2,894,688
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	3,495,000	3,409,247

The accompanying notes are an integral part of the financial statements. 41

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc.
5.25% due 04/01/2013		$1,226,000	$1,194,088
5.625% due 01/15/2017		2,130,000	2,041,420
Household Finance Corp.
6.40% due 06/17/2008		1,838,000	1,854,027
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)		1,900,000	1,839,595
HSBC Finance Corp.
4.625% due 01/15/2008		687,000	684,340
HSBC USA, Inc.
4.625% due 04/01/2014		2,350,000	2,195,358
Huntington Capital III
6.65% due 05/15/2037 (b)		1,985,000	1,898,529
HVB Funding Trust III
9.00% due 10/22/2031		500,000	621,688
International Lease Finance Corp.
3.50% due 04/01/2009		677,000	655,783
4.55% due 10/15/2009		393,000	385,252
4.75% due 07/01/2009		1,530,000	1,509,698
5.00% due 04/15/2010		549,000	542,526
5.875% due 05/01/2013		785,000	790,263
International Lease Finance Corp., Series P
5.7556% due 01/15/2010 (b)		652,000	656,987
Jefferies Group, Inc.
6.45% due 06/08/2027		1,415,000	1,380,860
John Deere Capital Corp., Series D
4.125% due 01/15/2010		1,961,000	1,901,015
JP Morgan Chase & Company
6.75% due 02/01/2011		922,000	957,919
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036		4,045,000	3,895,521
JP Morgan Chase Capital XXIII
6.36% due 05/15/2047 (b)		4,175,000	4,127,021
JSG Funding PLC
9.625% due 10/01/2012		154,000	161,315
Kaupthing Bank HF
6.0556% due 01/15/2010 (b)		2,000,000	2,021,144
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010		4,245,000	4,138,349
MBNA Capital, Series B
6.1563% due 02/01/2027 (b)		1,157,000	1,153,044
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016		1,770,000	1,754,933
Metallurg Holdings, Inc.
10.50% due 10/01/2010		1,955,000	2,033,200
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		2,515,000	2,626,113
Mizuho JGB Investment LLC
9.87% due 12/29/2049 (b)		1,740,000	1,808,767
Morgan Stanley
4.25% due 05/15/2010		1,633,000	1,580,917
10.09% due 05/03/2017	BRL	4,555,000	2,378,809
Nelnet, Inc.
7.40% due 09/29/2036 (b)		$2,290,000	2,283,167
Nexstar Finance, Inc.
7.00% due 01/15/2014		1,160,000	1,148,400

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
NiSource Finance Corp.
6.15% due 03/01/2013	$977,000	$984,598
7.875% due 11/15/2010	814,118	866,853
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,451,000	1,181,220
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	4,805,000	4,838,154
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)	1,875,000	1,893,562
Popular North America, Inc.
4.70% due 06/30/2009	598,000	588,995
QBE Capital Funding II LP
6.797% due 06/01/2049	2,315,000	2,260,507
Reliastar Financial Corp.
6.50% due 11/15/2008	716,000	722,320
Residential Capital Corp.
6.00% due 02/22/2011	2,100,000	2,032,036
6.66% due 11/21/2008 (b)	3,500,000	3,509,342
SB Treasury Company LLC
9.40 due 12/29/2049 (b)	340,000	351,794
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	2,100,000	1,993,154
SLM Corp.
4.50% due 07/26/2010	1,895,000	1,752,144
SLM Corp., Series A
5.00% due 04/15/2015	1,348,000	1,107,751
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	2,000,000	1,924,020
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,763,159
State Street Institutional Capital A
7.94% due 12/30/2026 (c)	845,000	880,081
Textron Financial Corp.
6.00% due 02/15/2067 (b)	3,000,000	2,825,346
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,383,000	2,264,420
Trinity Industries Leasing Companies
7.755% due 02/15/2009	1,081,202	1,113,638
Ucar Finance, Inc.
10.25% due 02/15/2012	1,393,000	1,459,168
Vita Capital III, Ltd., Series B-I
6.465% due 01/01/2011 (b)	4,280,000	4,290,700
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,583,120
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	721,000	694,448

		140,501,900

Food & Beverages - 0.34%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	2,150,000	1,999,500
General Mills, Inc.
5.70% due 02/15/2017	1,215,000	1,184,231
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	497,290

The accompanying notes are an integral part of the financial statements. 42

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Kraft Foods, Inc.
5.625% due 11/01/2011		$966,000	$958,440
Nabisco, Inc.
7.05% due 07/15/2007		412,000	412,159
7.55% due 06/15/2015		1,471,000	1,605,799
Panamerican Beverages, Inc.
7.25% due 07/01/2009		1,060,000	1,089,272
Smithfield Foods, Inc.
7.00% due 08/01/2011		897,000	892,515

			8,639,206
Gas & Pipeline Utilities - 0.91%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		2,010,000	2,080,350
Energy Transfer Partners LP
5.95% due 02/01/2015		1,525,000	1,500,736
6.625% due 10/15/2036		1,000,000	976,521
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035		402,000	357,118
7.30% due 08/15/2033		603,000	629,694
KN Capital Trust I, Series B
8.56% due 04/15/2027		1,545,000	1,555,972
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		1,870,000	1,902,725
Michigan Consolidated Gas Company
5.70% due 03/15/2033		736,000	685,099
ONEOK Partners LP
6.65% due 10/01/2036		2,935,000	2,911,050
Southern Union Company
7.20% due 11/01/2066 (b)		4,880,000	4,886,442
TEPPCO Partners LP
7.00% due 06/01/2067 (b)		6,230,000	5,957,507

			23,443,214
Gold - 0.04%
New Gold, Inc.
10.00% due 06/28/2017	CAD	1,350,000	1,066,240

Healthcare Services - 0.17%
Coventry Health Care, Inc.
5.875% due 01/15/2012		$1,270,000	1,273,217
UnitedHealth Group, Inc.
5.375% due 03/15/2016		1,130,000	1,088,507
5.80% due 03/15/2036		540,000	496,959
WellPoint, Inc.
3.50% due 09/01/2007		706,000	703,714
3.75% due 12/14/2007		540,000	535,770
5.00% due 12/15/2014		417,000	393,728

			4,491,895
Holdings Companies/Conglomerates - 0.28%
General Electric Company
5.00% due 02/01/2013		6,475,000	6,277,758
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013		798,000	806,909

			7,084,667

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders - 0.02%
Pulte Homes, Inc.
6.25% due 02/15/2013	$515,000	$498,311

Hotels & Restaurants - 0.07%
Hilton Hotels Corp.
8.25% due 02/15/2011	451,000	474,677
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,253,966

		1,728,643
Industrial Machinery - 0.12%
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	712,832
Weatherford International, Ltd.
6.50% due 08/01/2036	2,400,000	2,320,891

		3,033,723
Insurance - 4.26%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	3,630,000	3,685,590
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	4,360,000	4,582,922
Allstate Corp.
6.125% due 05/15/2037 (b)	1,165,000	1,122,381
AON Capital Trust A
8.205% due 01/01/2027	2,630,000	2,786,790
Arch Capital Group, Ltd.
7.35% due 05/01/2034	3,000,000	3,106,209
Assurant, Inc.
5.625% due 02/15/2014	461,000	451,162
6.75% due 02/15/2034	3,955,000	4,058,712
Avalon Re, Ltd.
7.732% due 06/06/2008 (b)	1,750,000	1,615,075
9.607% due 06/06/2008	1,000,000	761,370
AXA SA
6.379% due 12/14/2049 (b)	2,015,000	1,843,411
6.462% due 12/31/2049 (b)	2,850,000	2,649,380
Catlin Insurance Company, Ltd.
7.249% due 12/01/2049 (b)	5,000,000	4,820,940
Chubb Corp
6.375% due 03/29/2067 (b)	1,640,000	1,603,754
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,585,174
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	3,514,478
First American Corp.
7.55% due 04/01/2028	1,485,000	1,561,711
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)	900,000	899,280
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	1,460,000	1,383,806
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	394,246
5.50% due 10/15/2016	2,000,000	1,946,378
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	1,203,108
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	5,037,000	4,582,184

The accompanying notes are an integral part of the financial statements. 43

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Group, Inc. (continued)
7.50% due 08/15/2036	$11,245,000	$11,404,342
7.80% due 03/15/2037	2,485,000	2,339,705
Lincoln National Corp.
6.05% due 04/20/2067 (b)	830,000	792,471
7.00% due 05/17/2066 (b)	4,000,000	4,104,320
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,639,639
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	319,000	298,444
Merna Reinsurance, Ltd., Series B
7.11% due 07/07/2010 (b)	2,815,000	2,815,000
MetLife, Inc.
5.70% due 06/15/2035	2,780,000	2,569,134
6.40% due 12/15/2036 (b)	2,000,000	1,852,704
Mystic Re, Ltd.
11.66% due 12/05/2008 (b)	1,220,000	1,220,000
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	1,130,000	1,091,922
Ohio Casualty Corp.
7.30% due 06/15/2014	2,115,000	2,230,579
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	5,150,000	4,997,807
PartnerRe Finance
6.44% due 12/01/2066 (b)	2,050,000	1,946,692
Provident Financing Trust I
7.405% due 03/15/2038 (a)	1,685,000	1,669,006
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,265,914
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,950,000	1,977,046
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	3,600,000	3,532,817
Sul America Participacoes SA
8.625% due 02/15/2012	1,495,000	1,536,113
Symetra Financial Corp.
6.125% due 04/01/2016	1,650,000	1,631,715
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	2,979,239
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	1,069,000	1,060,582
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	685,429
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)	3,130,000	3,048,157
XL Capital, Ltd.
5.25% due 09/15/2014	741,000	707,297

		109,554,135
International Oil - 0.38%
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013	1,304,418	1,266,120
Pemex Project Funding Master Trust
6.125% due 08/15/2008	687,000	691,122
6.66% due 06/15/2010 (b)	897,000	920,322
9.125% due 10/13/2010	1,780,000	1,958,000

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
Petroplus Finance, Ltd.
7.00% due 05/01/2017	$420,000	$404,250
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009	663,840	647,669
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027	1,435,000	1,331,307
Talisman Energy, Inc.
6.25% due 02/01/2038	2,775,000	2,571,740

		9,790,530
Investment Companies - 0.28%
Allied Capital Corp.
6.00% due 04/01/2012	5,850,000	5,768,106
6.625% due 07/15/2011	1,450,000	1,464,113

		7,232,219
Leisure Time - 0.73%
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	820,000	746,200
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015	1,025,000	1,025,000
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,705,000	1,771,069
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,740,000	1,792,200
Mashantucket Western Pequot Tribe
5.912% due 09/01/2021	805,000	749,568
MGM Mirage, Inc.
6.00% due 10/01/2009	816,000	808,860
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	432,630
8.00% due 04/01/2012	842,000	869,365
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,030,000	1,084,075
9.75% due 04/01/2010	1,165,000	1,211,600
Pokagon Gaming Authority
10.375% due 06/15/2014	755,000	832,387
Seminole Indian Tribe of Florida
6.535% due 10/01/2020	2,240,000	2,137,744
Seneca Gaming Corp.
7.25% due 05/01/2012	2,235,000	2,265,731
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	635,000	640,556
Turning Stone Resort Casino
9.125% due 09/15/2014	1,875,000	1,907,813
Waterford Gaming LLC
8.625% due 09/15/2012	510,000	531,675

		18,806,473
Liquor - 0.06%
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	918,611
6.50% due 02/01/2043	540,000	529,694

		1,448,305

The accompanying notes are an integral part of the financial statements. 44

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals - 0.17%
Alliance Imaging, Inc.
7.25% due 12/15/2012	$1,525,000	$1,479,250
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	2,954,160

		4,433,410
Metal & Metal Products - 0.06%
Alcan, Inc.
5.00% due 06/01/2015	339,000	315,354
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	185,000	188,700
Vedanta Resources PLC
6.625% due 02/22/2010	935,000	932,662

		1,436,716
Mining - 0.10%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	481,000	473,946
Drummond Company, Inc.
7.375% due 02/15/2016	1,605,000	1,524,750
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	450,000	480,375

		2,479,071
Paper - 0.16%
International Paper Company
5.85% due 10/30/2012	524,000	522,691
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,695,000	1,641,101
Verso Paper Holdings LLC
9.125% due 08/01/2014	1,815,000	1,873,987

		4,037,779
Petroleum Services - 0.53%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,150,000	1,148,563
Anadarko Petroleum Corp.
3.25% due 05/01/2008	3,250,000	3,187,093
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	3,700,000	3,948,836
Premcor Refining Group, Inc.
6.75% due 05/01/2014	2,100,000	2,145,704
9.50% due 02/01/2013	765,000	814,545
Valero Logistics Operations LP
6.05% due 03/15/2013	2,392,000	2,391,084

		13,635,825
Pharmaceuticals - 0.30%
Abbott Laboratories
5.875% due 05/15/2016	2,330,000	2,330,599
Hospira, Inc.
5.90% due 06/15/2014	412,000	403,556
6.05% due 03/30/2017	780,000	768,088
Schering Plough Corp.
5.55% due 12/01/2013 (b)	937,000	940,450
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,609,752

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance LLC (continued)
6.15% due 02/01/2036	$1,680,000	$1,570,429

		7,622,874
Publishing - 0.02%
Idearc, Inc.
8.00% due 11/15/2016	585,000	590,850
Real Estate - 1.83%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	785,000	804,967
Camden Property Trust, REIT
5.00% due 06/15/2015	804,000	755,164
Colonial Properties Trust, REIT
6.25% due 06/15/2014	554,000	561,552
Colonial Realty LP
5.50% due 10/01/2015	1,569,000	1,508,016
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	1,103,000	1,070,378
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	4,040,000	4,037,128
Health Care Property Investors, Inc.,
Series MTN, REIT
4.875% due 09/15/2010	1,471,000	1,425,540
5.625% due 02/28/2013	2,480,000	2,418,057
Health Care, Inc., REIT
6.00% due 11/15/2013	755,000	748,587
6.20% due 06/01/2016	3,375,000	3,343,646
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,875,000	2,017,331
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	3,028,000	3,122,976
iStar Financial, Inc., REIT
5.91% due 03/16/2009 (b)	1,800,000	1,809,128
6.05% due 04/15/2015	1,030,000	1,010,304
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	1,535,000	1,559,852
Realogy Corp.
6.50% due 10/15/2016	2,000,000	2,000,000
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	2,993,864
Rouse Company LP, REIT
6.75% due 05/01/2013	1,685,000	1,683,504
Rouse Company, REIT
3.625% due 03/15/2009	2,800,000	2,683,660
5.375% due 11/26/2013	456,000	425,528
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016	1,490,000	1,493,725
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,500,000	1,484,184
6.10% due 05/01/2016	1,000,000	1,012,131
Socgen Real Estate Company LLC
7.64% due 12/29/2049 (b)	2,501,000	2,513,140
USB Realty Corp.
6.091% due 12/22/2049 (b)	2,600,000	2,550,345

The accompanying notes are an integral part of the financial statements. 45

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Vornado Realty, LP
5.60% due 02/15/2011		$2,000,000	$1,989,178

			47,021,885
Sanitary Services - 0.03%
Waste Management, Inc.
7.75% due 05/15/2032		625,000	687,654

Semiconductors - 0.06%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016		1,595,000	1,499,300

Steel - 0.09%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		2,375,000	2,398,750

Telecommunications Equipment &
Services - 0.60%
Axtel SAB de CV
7.625% due 02/01/2017		1,770,000	1,752,300
Citizens Communications Company
6.25% due 01/15/2013		1,515,000	1,452,506
Deutsche Telekom International Finance BV
6.625% due 07/11/2011	EUR	99,000	142,007
8.00% due 06/15/2010		$1,098,000	1,170,313
8.25% due 06/15/2030 (b)		1,358,000	1,627,651
Digicel Group, Ltd.
8.875% due 01/15/2015		1,865,000	1,827,700
Embarq Corp.
7.995% due 06/01/2036		3,000,000	3,044,592
France Telecom SA
7.75% due 03/01/2011		996,000	1,064,102
8.50% due 03/01/2031 (b)		1,009,000	1,267,806
SBC Communications, Inc.
4.125% due 09/15/2009		368,000	357,848
5.10% due 09/15/2014		799,000	762,118
5.625% due 06/15/2016		613,000	599,103
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011		466,000	480,630

			15,548,676
Telephone - 0.81%
AT&T, Inc.
6.80% due 05/15/2036		2,055,000	2,128,355
BellSouth Corp.
4.20% due 09/15/2009		613,000	597,027
6.00% due 11/15/2034		2,000,000	1,871,966
Sprint Capital Corp.
6.125% due 11/15/2008		838,000	842,747
6.375% due 05/01/2009		613,000	620,532
6.875% due 11/15/2028		4,283,000	4,076,829
8.375% due 03/15/2012		398,000	433,579
8.75% due 03/15/2032		2,069,000	2,323,756
Telecom Italia Capital SA
4.00% due 01/15/2010		3,195,000	3,071,434
4.00% due 11/15/2008		981,000	960,148
7.20% due 07/18/2036		2,990,000	3,073,908

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Verizon New York, Inc., Series A
6.875% due 04/01/2012	$765,000	$797,595

		20,797,876

Tobacco - 0.10%
Alliance One International, Inc.
8.50% due 05/15/2012	810,000	826,200
Altria Group, Inc.
7.00% due 11/04/2013	337,000	357,439
Reynolds American, Inc.
7.25% due 06/01/2013	1,360,000	1,411,673

		2,595,312

Transportation - 0.18%
CMA CGM SA
7.25% due 02/01/2013	2,610,000	2,665,462
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,385,000	1,468,100
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	148,000	151,700
8.75% due 12/01/2013	425,000	462,188

		4,747,450

Utility Service - 0.03%
Public Service Company of New Mexico
4.40% due 09/15/2008	667,000	656,547

TOTAL CORPORATE BONDS (Cost $735,281,271)		$719,252,190

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.76%
American Home Mortgage Assets, Series 2006-6,
Class XP
zero coupon IO due 12/25/2046	53,060,677	2,802,267
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	4,852,983	4,767,325
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	2,850,000	2,794,448
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	4,405,000	4,265,731
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,602,716	1,561,959
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043	2,524,154	2,377,822
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.181% due 09/10/2047 (b)	3,075,000	2,965,689
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.902% due 05/10/2045 (b)	5,245,000	5,258,476
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	4,420,000	4,426,688

The accompanying notes are an integral part of the financial statements. 46

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	$4,215,000	$4,176,131
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.881% due 03/20/2036 (b)	2,920,146	2,918,035
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9532% due 05/20/2036 (b)	1,714,631	1,701,780
Banc of America Large Loan, Series 2006-BIX1,
Class C
5.50% due 10/15/2019 (b)	5,214,117	5,218,721
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	4,495,000	4,499,493
Banc of America Large Loan, Series 2006-LAQ,
Class H
6.00% due 02/09/2021 (b)	2,475,000	2,483,480
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	320,674	317,863
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.2999% due 04/25/2035 (b)	1,105,226	1,096,499
Bear Stearns Alt-A Trust, Series 2006-1, Class 23A1
5.6207% due 02/25/2036 (b)	2,604,340	2,585,223
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	571,247	556,244
Bear Stearns Asset Backed Securities, Inc., Series
2004-AC5, Class A1
5.25% due 10/25/2034	504,427	492,564
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class A4
5.713% due 06/11/2040 (b)	3,530,000	3,499,565
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class J
5.713% due 06/11/2040 (b)	3,830,000	3,545,411
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038	2,245,000	2,095,339
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	4,554,000	4,342,675
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042 (b)	34,056,926	700,963
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.2382% IO due 02/13/2046 (b)	32,161,405	614,145
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	2,347,708	2,179,939
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
5.76% due 03/15/2019 (b)	2,300,000	2,301,495

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.451% IO due 10/12/2041	$182,750,000	$3,857,816
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	3,955,000	3,809,206
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.53% due 12/25/2036 (b)	2,393,434	2,391,959
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,565,778
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	2,693,071	2,583,665
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.9145% due 03/15/2049 (b)	3,544,000	3,529,368
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
4.7473% due 04/25/2035 (b)	1,688,982	1,664,063
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8519% due 12/25/2035 (b)	2,286,516	2,281,480
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	1,607,155	1,545,882
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.3996% due 07/15/2044 (b)	1,055,000	1,008,195
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3996% due 07/15/2044 (b)	2,080,000	2,014,117
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class X
0.1289% IO due 01/15/2046 (b)	527,235,508	2,821,237
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,278,855
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.219% due 06/10/2044 (b)	2,450,635	2,347,273
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	3,000,000	3,000,541
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.8998% due 06/10/2046 (b)	3,220,000	3,230,403
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
1.9881% IO due 11/20/2035	31,446,518	1,139,936
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.9426% IO due 08/25/2046 (b)	15,603,845	741,183
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
6.029% IO due 07/25/2046 (b)	79,374,872	3,596,674

The accompanying notes are an integral part of the financial statements. 47

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
zero coupon IO due 06/25/2047 (b)	$25,715,000	$1,189,319
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.3041% IO due 05/25/2036 (b)	16,838,819	861,550
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034	237,329	235,669
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.0952% due 03/25/2035 (b)	8,243,538	8,294,705
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	2,047,616	2,050,495
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5301% due 07/20/2034 (b)	5,752,463	5,715,154
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	722,575	706,782
Credit Suisse Mortgage Capital Certificates, Series
2006-C4, Class AX
0.0572% IO due 09/15/2039 (b)	354,294,450	6,064,812
Credit Suisse Mortgage Capital Certificates, Series
2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	6,391,958
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	4,095,000	4,096,920
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	2,730,000	2,679,251
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036	6,825,000	6,732,052
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	2,775,000	2,734,335
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	3,195,000	3,151,871
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A2
4.597% due 03/15/2035	5,125,000	4,865,349
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	704,128	704,184
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,715,445	1,705,698
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,622,002
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	998,489
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	513,113

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1186% IO due 02/15/2038 (b)	$58,817,252	$681,145
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	2,881,947	2,712,302
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
6.52% due 09/15/2020 (b)	1,000,000	998,032
Deutsche Mortgage and Asset Receiving Corp.,
Series 1998-C1, Class C
6.861% due 06/15/2031	1,160,000	1,164,395
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	2,215,000	2,203,336
Federal Home Loan Mortgage Corp., Series 3320,
Class PB
5.50% due 11/15/2031	3,440,000	3,400,906
Federal Home Loan Mortgage Corp., Series 3174,
Class CB
5.50% due 02/15/2031	4,040,000	4,010,753
Federal Home Loan Mortgage Corp., Series 3228,
Class PJ
5.50% due 03/15/2029	5,639,000	5,576,692
Federal Home Loan Mortgage Corp., Series 3245,
Class MC
5.50% due 10/15/2030	3,670,000	3,632,304
Federal Home Loan Mortgage Corp., Series 3280,
Class MB
5.50% due 06/15/2030	5,645,000	5,564,737
Federal Home Loan Mortgage Corp., Series 3294,
Class NB
5.50% due 12/15/2029	4,569,000	4,502,875
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033	545,369	521,689
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	1,864,767	1,832,882
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	219,414	225,787
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	423,579	435,952
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	379,791	356,897
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	1,955,245	1,693,430
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	1,104,392	981,484
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	895,423	793,822

The accompanying notes are an integral part of the financial statements. 48

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	$3,891,000	$3,759,582
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	4,162,000	4,018,557
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2175% due 12/25/2034 (b)	821,004	806,155
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1947% due 05/25/2036 (b)	1,292,392	1,296,161
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	1,134,313	1,137,432
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	528,585	529,157
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	55,526	55,894
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,119,863
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	725,325
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1064% IO due 06/10/2048 (b)	91,873,408	1,193,867
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043	2,171,263	2,058,381
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	2,425,000	2,374,865
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	1,700,000	1,658,879
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	2,205,000	2,203,182
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037	725,000	725,000
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.4766% due 05/10/2040 (b)	6,983,000	6,913,720
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	508,982	508,409
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	1,964,118	1,970,743
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6495% due 04/19/2036 (b)	1,555,730	1,547,387
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	386,223	352,082

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 03/10/2039	$1,695,000	$1,625,319
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 03/10/2039	935,000	887,148
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.1126% due 07/10/2038 (b)	4,025,000	4,062,184
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	2,039,905	1,992,555
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	4,305,000	4,257,194
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	3,295,000	3,275,582
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.858% IO due 11/10/2039	108,896,878	4,647,991
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class E
5.078% due 07/10/2039	2,627,081	2,442,814
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.179% IO due 07/10/2039 (b)	103,397,827	2,018,646
GSR Mortgage Loan Trust, Series 2005-AR5,
Class 1A1
4.6591% due 10/25/2035 (b)	5,695,435	5,665,913
GSR Mortgage Loan Trust, Series 2004-9, Class B1
5.0741% due 08/25/2034 (b)	2,295,901	2,264,629
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3928% due 01/25/2036 (b)	2,884,910	2,846,928
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
4.4176% due 11/19/2034 (b)	2,095,102	2,121,055
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.82% due 10/03/2015 (b)	335,000	338,036
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036 (b)	78,747,619	2,411,646
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.296% due 01/25/2035	1,300,003	1,299,104
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.3744% due 05/25/2035 (b)	1,993,999	2,012,207
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.4192% due 08/25/2036 (b)	1,658,183	1,676,598
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-LDP8, Class X
0.763% IO due 05/15/2045 (b)	89,456,609	3,600,700

The accompanying notes are an integral part of the financial statements. 49

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	$4,530,000	$4,455,128
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-CB19, Class H
5.747% due 02/12/2049 (b)	3,000,000	2,749,287
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,539,551
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	651,847	637,989
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8754% due 04/15/2045 (b)	2,675,000	2,691,180
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-CB19, Class AM
5.747% due 02/12/2049	4,510,000	4,464,658
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	4,053,000	4,130,145
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8351% due 01/25/2037 (b)	5,057,903	5,059,052
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	2,675,000	2,527,706
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	1,261,946
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	1,885,100	1,901,881
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,837,462	2,777,166
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,519,468
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2067% IO due 02/15/2040 (b)	47,614,571	1,004,791
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040	1,264,528	1,176,957
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,840,063
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.89% due 06/15/2038 (b)	3,165,000	3,188,071
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	9,000,000	9,281,250
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037	15,386,903	15,357,252

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8175% due 04/21/2034 (b)	$3,448,062	$3,388,696
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6056% due 08/25/2034 (b)	4,460,837	4,388,731
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.1131% due 03/25/2035 (b)	9,868,088	9,908,572
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.991% due 02/25/2036 (b)	7,836,067	7,703,763
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	27,674,528	546,494
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,502,988
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0549% IO due 07/12/2038	278,908,283	1,776,172
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XP
0.2945% IO due 07/12/2038 (b)	251,799,160	1,971,436
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.4168% due 11/12/2037 (b)	2,855,000	2,761,746
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5739% IO due 08/12/2043	87,598,805	2,563,728
Merrill Lynch/Countrywide Commercial Mortgage
Trsut, Series MLCFC 2007-7, Class G
5.75% due 06/12/2050	2,000,000	1,834,488
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series MLCFC 2007-7, Series H
5.75% due 06/12/2050	2,000,000	1,744,519
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
6.1047% due 06/12/2046 (b)	4,565,000	4,598,950
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	3,420,000	3,310,492
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
5.55% due 03/25/2030 (b)	240,481	240,423
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	2,069,449
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	2,570,000	2,580,138
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	1,105,976	1,072,145
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.3733% due 11/14/2042 (b)	2,185,000	2,144,233
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.3733% due 11/14/2042 (b)	2,795,000	2,695,191

The accompanying notes are an integral part of the financial statements. 50

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	$4,160,000	$4,002,957
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1581% IO due 07/15/2056 (b)	37,414,507	1,092,496
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1212% IO due 12/13/2041 (b)	75,922,488	1,137,812
Morgan Stanley Capital I, Series 2006-HQ9, Class X
0.3934% IO due 07/12/2044 (b)	278,191,298	4,768,922
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.62% due 12/20/2049 (b)	3,000,000	2,940,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.72% due 12/20/2049 (b)	3,000,000	2,910,000
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A2
4.30% due 03/25/2033 (b)	8,472,576	8,445,391
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035	580,000	569,488
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.3518% due 05/25/2035 (b)	1,771,306	1,710,883
Rali NIM Corp., Series 2006-QO4, Class N1
6.048% due 05/25/2046	934,325	929,069
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9728% due 12/25/2035 (b)	2,716,718	2,715,023
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	3,877,824	3,904,205
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	597,955	613,307
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	129,057	129,029
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,225,318	1,255,083
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	4,670,000	4,617,754
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	755,000	746,644
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	3,998,000	3,986,767
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035	615,000	616,459
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035	545,000	548,747
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.52% due 05/20/2035 (b)	388,256	388,570
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.2509% due 09/25/2035 (b)	2,712,553	2,690,104

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5151% due 07/15/2027 (b)	$408,820	$408,036
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	4,800,000	4,758,480
Trapeza CDO LLC Series 2007-12A, Class B
5.9116% due 04/06/2042 (b)	3,000,000	3,000,000
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class XC
0.0527% IO due 07/15/2045 (b)	286,686,508	2,833,552
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0665% IO due 03/15/2042 (b)	47,975,088	414,582
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,728,980
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
5.941% due 03/23/2045	2,625,000	2,624,986
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
zero coupon IO due 07/25/2047	93,150,000	1,248,210
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047	172,790,000	2,600,102
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.2053% due 02/25/2037 (b)	1,985,056	1,985,056
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	1,462,414	1,464,470
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
zero coupon IO due 04/25/2047	74,290,950	1,522,964
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	850,501	856,640
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.84% due 10/25/2035	6,209,035	6,124,826
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6803% due 10/25/2036 (b)	5,088,282	5,066,296
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	2,081,745	2,003,679
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.9446% due 10/25/2035 (b)	7,340,295	7,332,626

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $540,304,529)		$534,015,709

ASSET BACKED SECURITIES - 6.11%
Alesco Preferred Funding, Ltd., Series 14A, Class B
6.015% due 09/23/2037 (b)	3,500,000	3,482,500

The accompanying notes are an integral part of the financial statements. 51

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	$82,425	$82,156
Ansonia CDO, Ltd.
5.812% due 07/28/2046	6,050,000	5,719,613
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)	2,400,000	2,401,500
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.95% due 01/26/2042 (b)	1,895,000	1,861,838
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	3,145,000	3,035,240
Argent Securities, Inc., Series 2004-W1, Class M3
6.77% due 03/25/2034 (b)	1,568,407	1,565,611
Capital Trust Re CDO Ltd, Series 2005-1A, Class C
6.07% due 03/20/2050 (b)	1,250,000	1,259,375
Capital Trust Re CDO Ltd, Series 2005-1A, Class E
7.42% due 03/20/2050 (b)	834,000	834,864
Capital Trust Re CDO Ltd, Series 2005-3A, Class A1
5.094% due 06/25/2035	3,073,012	3,002,909
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.79% due 03/20/2050 (b)	1,600,000	1,601,461
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.70% due 02/25/2052 (b)	5,000,000	5,000,000
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	751,429
Centex Home Equity, Series 2005-A, Class M4
6.12% due 01/25/2035 (b)	875,000	879,715
Citigroup Mortgage Loan Trust Inc., Series
2007-OPX1, Class A3A
5.972% due 01/25/2037	1,965,000	1,938,283
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	32,280	32,222
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	2,560,000	2,085,600
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	4,000,000	3,914,697
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	5,000,000	4,978,520
CW Capital Cobalt I, Series 2005-1A, Class A1
5.64% due 05/25/2045 (b)	864,099	863,407
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031	9,405,000	9,427,920
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	970,000	979,678
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.08% due 12/05/2046	4,755,000	4,752,147
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	2,940,000	2,883,652

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	$750,000	$733,335
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	750,000	732,437
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	32,203	32,255
Fremont Home Loan Trust, Series 2004-4, Class M7
7.04% due 03/25/2035 (b)	2,150,000	2,079,582
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036	7,000,000	6,994,775
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.76% due 11/25/2051 (b)	7,570,000	7,519,281
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.56% due 11/25/2035 (b)	278,498	278,526
JER CDO, Series 2006-2A, Class AFL
5.65% due 03/25/2045 (b)	3,700,000	3,626,000
JER CDO, Series 2006-2A, Class FFL
6.82% due 03/25/2045 (b)	2,000,000	1,601,800
LNR CDO, Ltd., Series 2006-1A, Class BFL
5.87% due 05/28/2043 (b)	3,300,000	3,300,000
Long Beach Mortgage Loan Trust, Series 2002-2,
Class M2
7.119% due 07/25/2032 (b)	1,700,431	1,352,788
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.02% due 02/25/2034 (b)	1,200,000	1,200,696
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.58% due 02/25/2047 (b)	4,755,000	4,717,852
Morgan Stanley Mortgage Loan Trust, Series
2007-3XS, Class 2A4S
5.9631% due 01/25/2047	2,215,000	2,187,859
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	990,000	973,319
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	2,690,000	2,693,123
North Street Referenced Linked Notes, Series
2000-1A, Class C
7.1263% due 04/28/2011 (b)	2,500,000	2,000,000
N-Star Real Estate CDO, Ltd., Series 2006-7A,
Class C
5.681% due 06/22/2051	3,000,000	2,999,985
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.07% due 02/01/2041 (b)	2,360,000	2,325,780
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.27% due 02/01/2041 (b)	2,360,000	2,311,148
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
5.92% due 01/25/2034 (b)	761,275	763,009
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	5,160,000	5,138,261

The accompanying notes are an integral part of the financial statements. 52

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	$4,000,000	$3,972,313
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035	3,234,838	3,202,180
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036	3,700,000	3,680,975
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	7,660,653	7,575,964
RAIT Cre CDO, Ltd., Series 2006-1A, Class H
7.57% due 11/20/2046 (b)	3,750,000	3,748,163
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
6.131% due 06/25/2045 (b)	3,000,000	3,000,000
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	1,835,000	1,815,996
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	1,870,000	1,825,343
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	2,797,708	2,786,329
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	1,081,698	1,068,503
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	1,125,000	1,111,176
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033	650,000	613,128
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	70,999	71,015
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	73,200	72,929
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	524,031	520,653
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	739,294	713,344
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	267,442	267,768
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034	2,451,000	2,322,481

TOTAL ASSET BACKED SECURITIES
(Cost $159,725,984)		$157,264,408

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.21%
Honduras - 0.03%
Central American Bank for Economic Integration
6.75% due 04/15/2013		$638,000	$664,784

Republic of Australia - 0.11%
New South Wales Treasury Corp., Series 09
6.00% due 10/01/2009	AUD	3,485,000	2,915,913

Venezuela - 0.07%
Corporacion Andina de Fomento
5.20% due 05/21/2013		$736,000	715,287
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012		1,005,000	1,052,507

			1,767,794

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,368,511)			$5,348,491

COMMON STOCKS - 0.00%
Food & Beverages - 0.00%
R.A.B. Holdings, Inc. *		16	16

TOTAL COMMON STOCKS (Cost $87,222)			$16

PREFERRED STOCKS - 0.24%
Food & Beverages - 0.05%
Ocean Spray Cranberries, Inc. *		16,800	1,397,550
R.A.B. Holdings, Inc. *		7	1,050

			1,398,600
Mining - 0.11%
Freeport-McMoRan Copper & Gold, Inc. *		22,150	2,846,275

Telephone - 0.08%
Telephone & Data Systems, Inc. *		80,100	1,962,450

TOTAL PREFERRED STOCKS (Cost $5,643,673)			$6,207,325

TERM LOANS - 0.07%
Educational Services - 0.02%
Riverdeep Interactive Learning
8.095% due 11/28/2013	EUR	498,741	500,287

Mining - 0.05%
Blue Pearl Mining, Ltd.
9.376% due 11/01/2012		$1,337,868	1,344,557

TOTAL TERM LOANS (Cost $1,836,609)			$1,844,844

WARRANTS - 0.01%
Gold - 0.01%
New Gold, Inc.		135,000	222,133

Leisure Time - 0.00%
Sunterra Corp.
(Expiration date 07/26/2007; strike
price $20.00)		152	1

TOTAL WARRANTS (Cost $265,313)			$222,134

The accompanying notes are an integral part of the financial statements. 53

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.02%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$26,309,082 on 07/02/2007,
collateralized by $100,000 Federal
National Mortgage Association,
5.45% due 10/18/2021 (valued at
$97,625, including interest) and
$9,690,000 Federal Home Loan
Mortgage Corp., 4.50% due
04/02/2014 (valued at $9,278,175,
including interest) and
$17,435,000 Federal Home Loan
Mortgage Corp., 5.80% due
04/23/2014 (valued at
$17,456,794, including interest)	$26,299,000	$26,299,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,299,000)		$26,299,000

SHORT TERM INVESTMENTS - 22.97%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007	$46,100,000	$46,093,853
Federal National Mortgage Association Discount
Notes
zero coupon due 07/17/2007	103,000,000	102,766,534
Federal National Mortgage Association Discount
Notes, Series BB
zero coupon due 07/12/2007	254,000,000	253,602,851
John Hancock Cash Investment Trust (c)	188,389,640	188,389,640

TOTAL SHORT TERM INVESTMENTS
(Cost $590,852,878)		$590,852,878

Total Investments (Active Bond Trust)
(Cost $3,131,309,726) - 120.71%		$3,104,932,631
Liabilities in Excess of Other Assets - (20.71)%		(532,755,523)

TOTAL NET ASSETS - 100.00%		$2,572,177,108

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 10.72%
U.S. Treasury Bonds - 5.09%
4.50% due 02/15/2036	$4,495,000	$4,070,083
5.375% due 02/15/2031	391,000	401,508
6.25% due 08/15/2023 to 05/15/2030 ***	5,936,000	6,644,774
6.625% due 02/15/2027	753,000	882,069
8.875% due 02/15/2019	965,000	1,276,213

		13,274,647

U.S. Treasury Notes - 5.63%
4.50% due 04/30/2009 to 05/15/2017	8,036,000	7,802,107
4.50% due 11/15/2015 ***	822,000	792,844
4.625% due 02/29/2012 to 02/15/2017	4,715,000	4,635,223

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
4.75% due 05/31/2012	$1,477,000	$1,465,461

		14,695,635

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,570,143)		$27,970,282

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.23%
Federal Home Loan Bank - 0.82%
5.46% due 11/30/2015	2,170,885	2,149,201
Federal Home Loan Mortgage Corp. - 5.52%
3.57% due 06/15/2029 ***	614,499	597,318
3.90% due 01/15/2023 ***	865,207	837,396
4.00% due 03/01/2019 to 10/01/2021	4,058,602	3,762,441
4.50% due 05/01/2018	348,416	332,096
5.50% due 01/01/2017 to 05/15/2026	2,502,269	2,484,888
5.50% due 11/01/2018 to 01/01/2020 ***	1,921,269	1,897,997
5.785% due 05/01/2037	564,000	562,244
5.91% due 01/01/2037	620,193	619,257
5.911% due 04/01/2037 (b)	1,478,000	1,479,131
6.009% due 04/01/2037	694,941	696,529
6.171% due 07/01/2036	1,137,764	1,138,440

		14,407,737
Federal National Mortgage
Association - 27.56%
4.00% due 02/01/2020 to 03/01/2036	7,781,727	7,016,312
4.868% due 09/01/2035	188,714	183,972
5.00% due 07/01/2033 to 09/01/2036	6,800,781	6,394,255
5.00% due 07/01/2033 to 08/01/2033 ***	5,586,413	5,262,205
5.068% due 07/01/2035	387,997	380,913
5.082% due 10/01/2036	643,621	631,529
5.188% due 11/01/2036	197,731	193,530
5.504% due 01/01/2017 to 06/01/2036	24,406,596	23,738,467
5.50% due 10/01/2021 to 07/01/2033 ***	8,323,952	8,151,508
5.50% TBA **	15,996,000	15,557,920
5.614% due 05/01/2037	405,935	402,692
5.67% due 03/01/2009	396,739	397,284
5.74% due 04/01/2036	352,827	349,922
5.931% due 11/01/2036	1,200,286	1,206,410
5.927% due 09/01/2036 ***	986,802	991,796
5.935% due 05/01/2037	407,424	404,961
6.44% due 06/01/2036	608,810	617,675

		71,881,351
Government National Mortgage
Association - 0.33%
5.50% due 10/20/2034	883,004	857,082

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $90,233,797)		$89,295,371

FOREIGN GOVERNMENT OBLIGATIONS - 0.61%
Canada - 0.20%
Province of Quebec Canada
5.125% due 11/14/2016	545,000	528,810

The accompanying notes are an integral part of the financial statements. 54

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Italy - 0.10%
Republic of Italy
5.375% due 06/15/2033	$265,000	$250,214

Mexico - 0.15%
Government of Mexico
5.875% due 01/15/2014	221,000	222,105
6.75% due 09/27/2034	160,000	170,640

		392,745
Russia - 0.16%
Russian Federation
5.00% due 03/31/2030	373,125	409,505

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,619,075)		$1,581,274

CORPORATE BONDS - 17.55%
Automobiles - 0.80%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013	600,000	619,677
8.50% due 01/18/2031	155,000	195,872
DaimlerChrysler N.A. Holding Corp., Series MTN
5.71% due 03/13/2009 (b)	850,000	850,934
5.75% due 09/08/2011	425,000	425,584

		2,092,067
Banking - 1.89%
BAC Capital Trust XI
6.625% due 05/23/2036	230,000	234,522
Bank of America Corp.
5.375% due 06/15/2014	275,000	270,724
Northern Rock PLC
6.594% due 06/28/2017 (b)	363,000	364,811
PNC Funding Corp.
5.25% due 11/15/2015	446,000	428,468
5.625% due 02/01/2017	205,000	200,825
Royal Bank of Scotland Group PLC
5.00% due 10/01/2014	370,000	353,921
US Bank NA, Series MTN
5.92% due 05/25/2012	917,000	920,359
Wachovia Corp.
4.875% due 02/15/2014	370,000	353,005
5.30% due 10/15/2011	715,000	707,598
5.75% due 06/15/2017	335,000	330,376
Washington Mutual Bank
5.65% due 08/15/2014	515,000	502,395
Zions Bancorporation
5.50% due 11/16/2015	280,000	269,112

		4,936,116
Cable and Television - 0.49%
Comcast Corp.
5.65% due 06/15/2035	329,000	286,232
News America, Inc.
6.40% due 12/15/2035	240,000	228,555
Time Warner Cable, Inc.
5.85% due 05/01/2017	135,000	131,307
6.55% due 05/01/2037	175,000	169,139

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Time Warner Entertainment Company LP
8.375% due 07/15/2033	$389,000	$451,450

		1,266,683

Cellular Communications - 0.80%
America Movil SA de CV
6.375% due 03/01/2035	299,000	293,708
AT&T Broadband Corp.
8.375% due 03/15/2013	963,000	1,075,007
Rogers Wireless, Inc.
6.375% due 03/01/2014	370,000	373,950
Vodafone Group PLC
5.625% due 02/27/2017	350,000	334,667

		2,077,332

Commercial Services - 0.16%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033	385,000	424,933

Computers & Business Equipment - 0.12%
Xerox Corp.
5.50% due 05/15/2012	320,000	314,502

Cosmetics & Toiletries - 0.13%
Estee Lauder Company, Inc.
5.55% due 05/15/2017	350,000	339,349

Crude Petroleum & Natural Gas - 0.90%
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	200,000	189,237
ConocoPhillips Canada Funding Company
5.625% due 10/15/2016	375,000	368,987
Husky Oil Company, Ltd.
7.55% due 11/15/2016	240,000	262,991
Petrobras International Finance Company
6.125% due 10/06/2016	415,000	406,700
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027	355,000	347,389
Southern Natural Gas Company
5.90% due 04/01/2017	165,000	159,591
Weatherford International, Inc.
5.95% due 06/15/2012	410,000	413,474
6.35% due 06/15/2017	195,000	197,215

		2,345,584

Domestic Oil - 0.15%
Devon Financing Corp., ULC
6.875% due 09/30/2011	370,000	386,256

Drugs & Health Care - 0.61%
Amgen, Inc.
5.85% due 06/01/2017	335,000	329,534
Wyeth
6.70% due 03/15/2011	1,210,000	1,266,295

		1,595,829

Electrical Utilities - 1.46%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012	250,000	266,250
CMS Energy Corp
6.55% due 07/17/2017	225,000	221,991

The accompanying notes are an integral part of the financial statements. 55

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
DPL, Inc.
6.875% due 09/01/2011	$770,000	$799,525
FirstEnergy Corp.
6.45% due 11/15/2011	410,000	420,419
7.375% due 11/15/2031	265,000	286,876
Kansas Gas & Electric
5.647% due 03/29/2021	381,000	365,924
Midamerican Energy Holdings Company
6.125% due 04/01/2036	260,000	251,187
Nevada Power Company, Series A
8.25% due 06/01/2011	560,000	605,951
Nevada Power Company, Series M
5.95% due 03/15/2016	180,000	175,988
Public Service Company of Colorado
7.875% due 10/01/2012	383,000	420,221

		3,814,332
Financial Services - 4.72%
BA Covered Bond Issuer
5.50% due 06/14/2012	733,000	733,718
Capital One Bank
4.875% due 05/15/2008	430,000	428,023
Capital One Financial Corp.
6.15% due 09/01/2016	275,000	271,505
Citigroup, Inc.
3.625% due 02/09/2009	900,000	876,553
5.10% due 09/29/2011	185,000	182,151
5.50% due 02/15/2017	320,000	309,927
Credit Suisse USA, Inc.
5.50% due 08/16/2011	640,000	639,610
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	579,000	557,855
6.00% due 06/15/2012	1,057,000	1,075,852
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,045,000	1,019,360
International Lease Finance Corp., Series MTN
5.65% due 06/01/2014	245,000	242,944
5.75% due 06/15/2011	490,000	492,049
International Lease Finance Corp., Series MTN
5.58% due 05/24/2010 (b)	245,000	245,565
JP Morgan Chase & Co.
6.125% due 06/27/2017	575,000	579,471
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	535,000	540,775
Lazard Group
6.85% due 06/15/2017	455,000	455,314
Lazard Group, LLC
7.125% due 05/15/2015	860,000	887,111
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 05/17/2013	555,000	554,703
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	280,000	269,567
Morgan Stanley
5.30% due 03/01/2013	395,000	387,168
5.375% due 10/15/2015	185,000	177,133

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Residential Capital Corp.
6.125% due 11/21/2008	$526,000	$521,199
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	682,000	648,063
Washington Mutual, Inc.
4.00% due 01/15/2009	213,000	208,385

		12,304,001

Food & Beverages - 0.37%
Delhaize Group
6.50% due 06/15/2017	670,000	673,179
Kraft Foods, Inc.
5.25% due 10/01/2013	290,000	278,856

		952,035

Gas & Pipeline Utilities - 0.06%
El Paso Natural Gas
5.95% due 04/15/2017	150,000	145,291

Healthcare Products - 0.04%
Bristol-Myers Squibb Company
5.875% due 11/15/2036	100,000	94,337

Healthcare Services - 0.16%
Coventry Health Care, Inc.
5.95% due 03/15/2017	270,000	263,385
WellPoint, Inc.
5.875% due 06/15/2017	165,000	162,975

		426,360

Insurance - 0.87%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	170,000	172,603
American International Group, Inc.
4.70% due 10/01/2010	432,000	423,648
American International Group, Inc., Series MTN
5.45% due 05/18/2017	500,000	485,872
Cigna Corp.
6.15% due 11/15/2036	205,000	195,273
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	401,000	406,682
MetLife, Inc.
6.40% due 12/15/2036 (b)	270,000	250,115
Prudential Financial, Inc., Series MTN
5.70% due 12/14/2036	360,000	329,875

		2,264,068

International Oil - 0.14%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	205,000	197,980
Pemex Project Funding Master Trust
6.625% due 06/15/2035	165,000	167,475

		365,455

Investment Companies - 0.37%
Allied Capital Corp.
6.625% due 07/15/2011	960,000	969,344
Manufacturing - 0.32%
Tyco International Group SA
6.375% due 10/15/2011	461,000	474,904

The accompanying notes are an integral part of the financial statements. 56

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Tyco International Group SA (continued)
6.875% due 01/15/2029	$320,000	$369,341

		844,245

Mining - 0.26%
Vale Overseas, Ltd.
6.25% due 01/23/2017	510,000	505,828
6.875% due 11/21/2036	170,000	170,882

		676,710

Petroleum Services - 0.04%
Tesoro Corp.
6.50% due 06/01/2017	110,000	107,525

Pharmaceuticals - 0.23%
Abbott Laboratories
5.875% due 05/15/2016	440,000	440,113
Teva Pharmaceutical Finance LLC
6.15% due 02/01/2036	175,000	163,586

		603,699

Real Estate - 0.72%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	159,000	155,810
ERP Operating LP
5.50% due 10/01/2012	80,000	79,250
5.75% due 06/15/2017	335,000	328,420
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	510,000	497,201
ProLogis, REIT
5.25% due 11/15/2010	115,000	113,754
5.50% due 04/01/2012	325,000	322,302
Westfield Group
5.40% due 10/01/2012	385,000	379,625

		1,876,362

Retail - 0.21%
Target Corp.
5.375% due 05/01/2017	585,000	559,778

Telecommunications Equipment &
Services - 0.73%
Corning, Inc.
7.25% due 08/15/2036	145,000	149,464
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	170,000	203,756
Embarq Corp.
7.995% due 06/01/2036	180,000	182,676
France Telecom SA
8.50% due 03/01/2031 (b)	280,000	351,819
SBC Communications, Inc.
5.625% due 06/15/2016	355,000	346,952
6.15% due 09/15/2034	705,000	675,960

		1,910,627

Telephone - 0.73%
AT&T, Inc.
6.80% due 05/15/2036	185,000	191,604
Sprint Capital Corp.
6.125% due 11/15/2008	424,000	426,402

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Sprint Capital Corp. (continued)
8.75% due 03/15/2032	$160,000	$179,701
Sprint Nextel Corp.
6.00% due 12/01/2016	170,000	161,271
Telefonica Emisiones SAU
5.984% due 06/20/2011	815,000	822,500
6.221% due 07/03/2017	130,000	129,674

		1,911,152

Transportation - 0.07%
Burlington Northern Santa Fe Corp.
6.15% due 05/01/2037	180,000	174,863

TOTAL CORPORATE BONDS (Cost $46,604,166)		$45,778,835

COLLATERALIZED MORTGAGE
OBLIGATIONS - 33.42%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	485,000	474,428
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	139,364
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	316,000	300,738
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	847,000	802,567
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	77,000	72,159
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933% due 07/10/2045	79,000	74,508
Banc of America Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115% due 10/10/2045 (b)	84,000	80,176
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.181% due 09/10/2047 (b)	589,000	568,062
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016	300,000	297,775
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	87,000	82,324
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	299,186
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW15, Class A3
5.309% due 02/11/2044	361,000	351,851
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class C
5.3557% due 04/15/2040 (b)	210,000	205,306
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.0923% due 05/15/2032 (b)	579,000	588,541

The accompanying notes are an integral part of the financial statements. 57

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	$66,000	$69,765
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class B
5.2835% due 07/10/2037 (b)	315,000	304,935
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
5.39% due 07/25/2036 (b)	615,290	615,012
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	785,000	767,813
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	208,000	201,919
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A4
4.829% due 11/15/2037	445,000	420,048
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	158,000	152,459
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	167,000	156,994
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	2,172,205	2,144,089
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	638,598	617,365
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	655,399	630,498
Federal Home Loan Mortgage Corp.,
Series 2003-2614, Class TD
3.50% due 05/15/2016	924,129	892,369
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	331,000	319,054
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	340,464	337,727
Federal Home Loan Mortgage Corp.,
Series 2003-2632, Class NE
4.00% due 06/15/2013	1,556,206	1,496,046
Federal Home Loan Mortgage Corp.,
Series 2003-2647, Class PJ
3.25% due 06/15/2026	1,738,511	1,684,188
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	288,257	281,270
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	23,574	22,708
Federal Home Loan Mortgage Corp.,
Series 2004-2899, Class QY
4.00% due 10/15/2025	327,947	321,205

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2005-2964, Class ND
5.50% due 04/15/2033	$615,000	$594,775
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	284,611	280,954
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	457,000	434,029
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	1,160,216	1,158,820
Federal Home Loan Mortgage Corp.,
Series 2005-3059, Class PA
5.50% due 10/15/2026	1,396,890	1,397,570
Federal Home Loan Mortgage Corp.,
Series 2005-3075, Class PA
5.50% due 07/15/2025	285,632	285,379
Federal Home Loan Mortgage Corp.,
Series 2005-3078, Class PA
5.50% due 07/15/2024	380,252	379,856
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	708,784	713,666
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class LA
6.00% due 11/15/2027	720,077	724,712
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class PA
6.00% due 03/15/2026	816,800	822,377
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NA
6.00% due 02/15/2027 ***	2,173,668	2,189,069
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	160,000	159,899
Federal Home Loan Mortgage Corp.,
Series 2006-3167, Class QA
6.00% due 10/15/2026 ***	2,180,525	2,189,198
Federal Home Loan Mortgage Corp.,
Series 2006-3171, Class NE
6.00% due 05/15/2027	365,884	368,410
Federal Home Loan Mortgage Corp.,
Series 2006-3173, Class PH
6.00% due 09/15/2027	675,220	680,124
Federal Home Loan Mortgage Corp.,
Series 2006-3176, Class HA
6.00% due 02/15/2028 ***	1,108,815	1,117,039
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MA
6.00% due 10/15/2026	426,709	429,613
Federal Home Loan Mortgage Corp.,
Series 2006-3179, Class PD
5.75% due 12/15/2018	2,000,000	2,003,703
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class LA
6.00% due 03/15/2028	789,252	794,715

The accompanying notes are an integral part of the financial statements. 58

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3192, Class GA
6.00% due 03/15/2027	$582,678	$586,729
Federal Home Loan Mortgage Corp.,
Series 2006-3205, Class PC
6.00% due 09/15/2032	641,000	639,772
Federal Home Loan Mortgage Corp.,
Series 2006-3216, Class NA
6.00% due 05/15/2028	499,334	502,911
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	259,926
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PA
5.50% due 02/15/2023	1,409,000	1,407,497
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PH
6.00% due 02/15/2027	722,000	724,339
Federal Home Loan Mortgage Corp.,
Series 2007-3288, Class PA
5.50% due 05/15/2029	952,426	949,741
Federal Home Loan Mortgage Corp.,
Series 2007-3291, Class BY
4.50% due 03/15/2022	577,000	518,271
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	303,000	278,512
Federal Home Loan Mortgage Corp.,
Series 2007-3300, Class PB
5.50% due 02/15/2031	384,000	379,538
Federal Home Loan Mortgage Corp.,
Series 2007-3303, Class PB
5.50% due 08/15/2030	642,000	634,484
Federal Home Loan Mortgage Corp.,
Series 2007-3305, Class PD
5.50% due 11/15/2035	264,000	254,945
Federal Home Loan Mortgage Corp.,
Series 2007-3312, Class AP
5.50% due 11/15/2025	361,008	360,296
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class EA
5.50% due 10/15/2029	1,946,355	1,939,665
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	988,313	955,136
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class PB
5.50% due 03/15/2031	183,000	180,750
Federal National Mortgage Association,
Series 1993-41, Class Z
7.00% due 12/25/2023	5,732	5,930
Federal National Mortgage Association,
Series 2001-T11, Class B
5.503% due 09/25/2011	400,000	402,127
Federal National Mortgage Association,
Series 2002-T11, Class A
4.768% due 04/25/2012	42,383	41,793

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	$214,139	$206,991
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	287,000	282,130
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	487,362	469,251
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017 ***	500,073	480,303
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016 ***	489,700	481,000
Federal National Mortgage Association,
Series 2003-86, Class OX
4.50% due 09/25/2026	1,291,000	1,260,551
Federal National Mortgage Association,
Series 2003-92, Class PC
4.50% due 05/25/2015	600,000	589,707
Federal National Mortgage Association,
Series 2003-T1, Class A
3.807% due 11/25/2012	129,664	124,150
Federal National Mortgage Association,
Series 2004-19, Class AY
4.00% due 04/25/2019	604,000	533,681
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	391,855	384,816
Federal National Mortgage Association,
Series 2005-29, Class AD
4.50% due 08/25/2034	692,577	676,010
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	329,851	323,898
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014 ***	663,947	659,431
Federal National Mortgage Association,
Series 2005-65, Class WG
4.50% due 08/25/2026	1,327,142	1,308,749
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	699,000	631,354
Federal National Mortgage Association,
Series 2006-112, Class QA
5.50% due 03/25/2033	1,278,612	1,271,306
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	423,680	422,479
Federal National Mortgage Association,
Series 2006-29, Class PA
5.50% due 08/25/2026 ***	1,287,410	1,284,143
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	432,175	430,997

The accompanying notes are an integral part of the financial statements. 59

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2006-34, Class PA
6.00% due 05/25/2027	$1,036,888	$1,041,781
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	497,941	496,678
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	140,690	140,311
Federal National Mortgage Association,
Series 2006-55, Class PA
6.00% due 05/25/2026	345,920	347,541
Federal National Mortgage Association,
Series 2006-64, Class PA
5.50% due 02/25/2030	269,492	268,547
Federal National Mortgage Association,
Series 2006-80, Class PB
6.00% due 10/25/2027	908,076	910,639
Federal National Mortgage Association,
Series 2006-99, Class PA
5.50% due 05/25/2030	1,196,676	1,193,401
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	1,097,100	1,042,913
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,295,486	1,239,357
Federal National Mortgage Association,
Series 2007-B1, Class VA
5.50% due 04/25/2017	633,713	628,812
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	182,018
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	216,684	218,405
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.189% due 07/10/2039 (b)	669,000	647,016
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc., Series 2004-C1,
Class A1
3.118% due 03/10/2038	182,254	178,705
Government National Mortgage Association,
Series 2004-88, Class MA
3.65% due 01/20/2028	845,645	827,592
Government National Mortgage Association,
Series 2006-17, Class KY
5.00% due 04/20/2036	1,351,571	1,319,608
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	110,173	107,371
Government National Mortgage Association,
Series 2006-33, Class NA
5.00% due 01/20/2036	508,000	475,080

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	$254,000	$236,270
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	164,489	160,460
Government National Mortgage Association,
Series 2007-7, Class PG
5.00% due 02/16/2037	1,861,000	1,728,915
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	401,000	406,278
GS Mortgage Securities Corp. II,
Series 1998-GLII, Class A2
6.562% due 04/13/2031	856,000	859,475
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396% due 08/10/2038 (b)	143,000	139,921
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	710,000	690,124
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	150,000	146,577
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	697,364	683,290
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	232,000	227,080
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class AM
5.3351% due 01/12/2043 (b)	157,000	152,282
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class ASB
4.893% due 08/15/2042 (b)	320,000	308,322
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	647,000	645,890
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	283,000	277,425
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4
5.124% due 11/15/2032 (b)	214,000	207,333
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AM
5.263% due 11/15/2040 (b)	191,000	183,611
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A2
5.303% due 12/31/2035	405,000	399,255
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A5
4.855% due 10/12/2041 (b)	657,000	621,988
Merrill Lynch Mortgage Trust,
Series 2004-MKB1, Class B
5.28% due 02/12/2042 (b)	125,000	120,963

The accompanying notes are an integral part of the financial statements. 60

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.107% due 07/12/2038 (b)	$163,000	$154,859
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class A4
5.291% due 01/12/2044 (b)	646,000	623,126
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-4, Class ASB
5.133% due 12/12/2049 (b)	1,004,000	967,880
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	501,000	484,993
Morgan Stanley Capital I, Series 2004-HQ3, Class D
4.90% due 01/13/2041	100,000	94,818
Morgan Stanley Capital I, Series 2004-T13, Class B
4.76% due 09/13/2045 (b)	157,000	148,389
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	481,000	467,250
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.1801% due 11/14/2042 (b)	813,000	795,793
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	269,965	269,881
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
5.43% due 02/25/2047 (b)	185,429	185,429
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	345,763
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,087,000	1,052,418
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	232,000	227,390
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C7, Class A2
5.077% due 10/15/2035 (b)	550,000	530,981
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	174,000	168,904
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	806,000	774,285
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class B
5.109% due 12/15/2035	79,000	76,217
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,173,000	1,107,808
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class B
5.306% due 01/15/2041	413,000	398,156
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class B
4.892% due 10/15/2041	217,000	204,276

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	$488,000	$461,461
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	185,000	171,505
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	686,000	655,753
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.2103% due 10/15/2044 (b)	435,000	421,510
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.2659% due 12/15/2044 (b)	1,074,000	1,040,136
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	534,000	537,366

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,051,468)		$87,167,247

ASSET BACKED SECURITIES - 5.05%
AmeriCredit Automobile Receivables Trust,
Series 2003-DM, Class A4
2.84% due 08/06/2010	195,245	194,524
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.12% due 10/08/2009	538,000	537,664
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.59% due 11/17/2014	147,000	147,764
California Infrastructure PG&E-1, Series 1997-1,
Class A8
6.48% due 12/26/2009	46,595	46,795
California Infrastructure SCE-1, Series 1997-1,
Class A7
6.42% due 12/26/2009	199,705	200,246
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	298,000	297,098
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A3A
5.00% due 04/15/2011	288,000	286,470
Capital One Master Trust, Series 1998-1, Class A
6.31% due 06/15/2011	1,168,000	1,176,839
Carmax Auto Owner Trust, Series 2006-2, Class A3
5.15% due 02/15/2011	574,000	572,575
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.23% due 12/15/2011	374,000	373,533
Chase Issuance Trust, Series 2004-A9, Class A9
3.22% due 06/15/2010	434,000	431,446
Citibank Credit Card Issuance Trust,
Series 2004-A4, Class A4
3.20% due 08/24/2009	509,000	507,594
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	280,000	279,195

The accompanying notes are an integral part of the financial statements. 61

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	$306,000	$303,418
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
5.36% due 12/25/2036 (b)	425,245	425,210
CNH Equipment Trust, Series 2004-A, Class A4A
5.43% due 09/15/2011 (b)	475,000	475,430
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	189,000	192,686
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	516,000	513,708
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
5.42% due 02/25/2037 (b)	213,636	213,602
Daimler Chrysler Auto Trust, Series
2006-D, Class A4
4.94% due 02/08/2012	302,000	298,474
Discover Card Master Trust I, Series 2003-1,
Class A3
5.46% due 04/16/2010 (b)	137,000	137,065
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class A2
5.261% due 04/25/2037	480,000	484,050
Ford Credit Auto Owner Trust,
Series 2005-A, Class A3
3.48% due 11/15/2008	108,801	108,507
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	93,743	93,497
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010	507,000	506,762
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class A2
5.29% due 01/15/2011	246,000	245,971
Honda Auto Receivables Owner Trust,
Series 2004-2, Class A3
3.30% due 06/16/2008	44,654	44,611
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	71,645	71,258
MBNA Credit Card Master Note Trust, Series
2003-A7, Class A7
2.65% due 11/15/2010	371,000	361,791
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
5.39% due 12/25/2035 (b)	70,336	70,346
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
5.36% due 01/25/2037 (b)	208,059	208,026
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
5.37% due 12/25/2036 (b)	200,922	200,922

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.16% due 02/15/2010	$145,000	$144,709
Ownit Mortgage Loan Asset-Backed Certificates,
Series 2006-1, Class AF1
5.424% due 12/25/2036	103,398	102,906
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	185,238	180,638
SLM Student Loan Trust, Series 2005-7, Class A3
4.41% due 12/31/2010	483,000	478,832
Triad Auto Receivables Owner Trust,
Series 2003-B, Class A4
3.20% due 12/13/2010	70,533	69,459
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	247,000	246,639
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	150,000	150,167
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009	26,506	26,454
USAA Auto Owner Trust, Series 2004-3, Class A4
3.53% due 06/15/2011	264,000	260,416
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	33,073	32,906
USAA Auto Owner Trust, Series 2006-3, Class A4
5.36% due 06/15/2012	236,000	236,111
Wachovia Auto Owner Trust,
Series 2004-A, Class A4
3.66% due 07/20/2010	460,412	459,026
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009	20,075	20,075
WFS Financial Owner Trust,
Series 2003-3, Class A4
3.25% due 05/20/2011	339,035	338,071
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/2011	37,094	36,859
WFS Financial Owner Trust,
Series 2004-1, Class A4
2.81% due 08/22/2011	337,559	334,230
WFS Financial Owner
Trust, Series 2005-3, Class A3A
4.25% due 06/17/2010	61,011	60,703

TOTAL ASSET BACKED SECURITIES
(Cost $13,177,594)		$13,185,278

The accompanying notes are an integral part of the financial statements. 62

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 0.88%
Repurchase Agreement with State
Street Corp. dated 06/30/2007 at
4.60% to be repurchased at
$2,306,884 on 07/02/2007,
collateralized by $2,320,000
Federal Home Loan Bank, 5.75%
due 06/12/2026 (valued at
$2,354,800, including interest)		$2,306,000	$2,306,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,306,000)			$2,306,000

SHORT TERM INVESTMENTS - 3.00%
Natexis Banques Populaires
5.37% due 07/02/2007		$3,914,000	$3,913,416
UBS Finance (Delaware) LLC
5.35% due 07/02/2007		3,914,000	3,913,418

TOTAL SHORT TERM INVESTMENTS
(Cost $7,826,835)			$7,826,834

Total Investments (Core Bond Trust)
(Cost $278,389,078) - 105.46%			$275,111,121
Liabilities in Excess of Other Assets - (5.46)%			(14,250,615)

TOTAL NET ASSETS - 100.00%			$260,860,506

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 4.99%
U.S. Treasury Bonds - 4.27%
8.125% due 08/15/2019 ***		$14,100,000	$17,829,887
8.875% due 08/15/2017 to 02/15/2019 ***		24,525,000	32,433,637

			50,263,524
U.S. Treasury Notes - 0.01%
4.625% due 02/29/2012 ***		100,000	98,719

U.S. Treasury Strips - 0.71%
zero coupon due 05/15/2017 to
02/15/2019 ***		14,800,000	8,363,954

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,924,327)			$58,726,197

U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.47%
Federal National Mortgage
Association - 54.05%
2.125% due 10/09/2007 ***	JPY	100,000,000	813,412
4.187% due 11/01/2034 (b)***		$4,875,874	4,841,011
5.00% due 11/25/2032 to 03/01/2036 ***		14,875,651	13,936,510
5.50% due 04/01/2024 to 06/01/2037 ***		78,710,846	76,076,806
5.50% TBA ** ***		250,600,000	241,668,625
5.67% due 03/25/2044 (b)***		234,163	234,208
5.72% due 09/25/2032 (b)***		59,176	59,498
6.00% due 05/15/2008 to 05/01/2037 ***		76,001,243	75,242,473
6.00% TBA ** ***		195,000,000	192,867,090

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
6.50% TBA ** ***		$30,000,000	$30,281,250

			636,020,883
Government National Mortgage
Association - 0.27%
5.375% due 04/20/2030 to
06/20/2030 (b)***		152,252	154,303
6.00% due 08/20/2034 ***		2,962,007	2,820,077
6.125% due 11/20/2023 to
10/20/2026 (b)***		129,863	131,396
6.25% due 01/20/2030 (b)***		63,055	63,551
6.375% due 02/20/2024 to
03/20/2028 (b)***		66,079	66,676

			3,236,003
Small Business Administration - 0.15%
4.12% due 03/01/2014 ***		1,509,126	1,419,330
6.64% due 02/01/2011 ***		132,330	134,570
7.22% due 11/01/2020 ***		185,373	192,772

			1,746,672

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $646,377,490)			$641,003,558

FOREIGN GOVERNMENT OBLIGATIONS - 45.25%
Australia - 0.02%
Commonwealth of Australia
5.75% due 06/15/2011 ***	AUD	250,000	207,241

Austria - 0.48%
Republic of Austria
5.25% due 01/04/2011 ***	EUR	2,900,000	4,007,656
5.50% due 01/15/2010 ***		1,200,000	1,659,428

			5,667,084
Canada - 0.10%
Province of British Columbia, Canada
6.35% due 06/18/2031 ***	CAD	125,000	141,426
Province of Quebec, Canada
5.75% due 12/01/2036 ***		1,000,000	1,043,195

			1,184,621
Denmark - 0.60%
Nykredit Realkredit A/S, Series IOH
4.158% due 10/01/2038 ***	DKK	10,998,982	1,880,304
Realkredit Danmark A/S, Series 83D
4.51% due 10/01/2038 ***		28,981,537	4,949,204
4.51% due 10/01/2038 (b)***		1,454,839	256,889

			7,086,397
Finland - 0.24%
Republic of Finland
5.75% due 02/23/2011 ***	EUR	2,030,000	2,853,003

France - 4.00%
Government of France
3.00% due 07/12/2008 ***		3,000,000	3,997,772
3.40% due 07/25/2029 ***		341,415	535,548

The accompanying notes are an integral part of the financial statements. 63

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
France (continued)
Government of France (continued)
4.00% due 04/25/2055 ***	EUR	200,000	$234,742
4.00% due 04/25/2014 ***		400,000	523,037
4.00% due 10/25/2014 ***		4,500,000	5,867,013
4.00% due 04/25/2009 ***		40,000	53,618
4.75% due 04/25/2035 ***		500,000	675,732
5.00% due 10/25/2011 ***		4,550,000	6,259,270
5.25% due 04/25/2008 ***		5,830,000	7,933,813
5.50% due 04/25/2010 ***		5,190,000	7,192,180
5.75% due 10/25/2032 ***		8,900,000	13,777,053

			47,049,778
Germany - 20.78%
Federal Republic of Germany
3.50% due 10/09/2009 ***		1,800,000	2,382,286
3.75% due 07/04/2013 ***		4,200,000	5,443,626
4.25% due 01/04/2014 ***		10,300,000	13,684,048
4.25% due 07/04/2014 ***		23,200,000	30,780,292
4.50% due 07/04/2009 ***		10,190,000	13,778,994
4.50% due 01/04/2013 ***		1,040,000	1,402,106
4.75% due 07/04/2034 ***		1,600,000	2,174,283
5.00% due 01/04/2012 ***		6,600,000	9,081,701
5.00% due 07/04/2012 ***		2,600,000	3,585,724
5.25% due 01/04/2011 ***		70,775,000	97,843,012
5.25% due 01/04/2008 ***		125,000	169,786
5.25% due 07/04/2010 ***		4,000,000	5,515,634
5.375% due 01/04/2010 ***		1,500,000	2,068,403
5.50% due 01/04/2031 ***		2,700,000	4,039,714
5.625% due 01/04/2028 ***		13,600,000	20,493,440
6.00% due 07/04/2007 ***		720,000	973,404
6.25% due 01/04/2024 ***		5,900,000	9,376,864
6.25% due 01/04/2030 ***		5,175,000	8,442,839
6.50% due 07/04/2027 ***		8,000,000	13,260,689

			244,496,845
Italy - 0.08%
Republic of Italy
4.25% due 11/01/2009 ***		140,000	188,374
5.50% due 11/01/2010 ***		560,000	778,791

			967,165
Japan - 13.83%
Government of Japan
0.50% due 06/20/2013 ***	JPY	130,000,000	989,498
0.80% due 12/10/2015 ***		470,000,000	3,689,770
1.00% due 06/10/2016 ***		1,472,940,000	11,676,814
1.10% due 03/21/2011 ***		360,000,000	2,897,314
1.10% due 12/10/2016 ***		4,965,050,000	39,722,814
1.20% due 03/10/2017 ***		288,840,000	2,329,819
1.20% due 06/10/2017 ***		650,000,000	5,223,028
1.50% due 09/20/2014 ***		660,000,000	5,282,701
1.50% due 03/20/2014 ***		480,000,000	3,854,730
1.50% due 03/20/2015 ***		1,700,000,000	13,549,608
1.50% due 03/20/2011 ***		1,380,000,000	11,268,093
1.60% due 06/20/2014 ***		70,000,000	564,932

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan (continued)
Japan Government Ten Year Bond, Series 263
(continued)
1.60% due 09/20/2014 ***	JPY	830,000,000	$6,684,343
1.60% due 09/20/2013 ***		400,000,000	3,244,864
2.30% due 06/20/2035 ***		3,410,000,000	26,870,457
2.30% due 05/20/2030 ***		165,000,000	1,332,539
2.40% due 03/20/2034 ***		450,000,000	3,635,721
2.50% due 09/20/2035 ***		1,060,000,000	8,710,975
2.50% due 06/20/2036 ***		1,370,000,000	11,212,407

			162,740,427
Netherlands - 0.29%
Kingdom of Netherlands
5.00% due 07/15/2011 ***	EUR	100,000	137,426
5.50% due 01/15/2028 ***		2,190,000	3,250,305

			3,387,731
Spain - 0.72%
Kingdom of Spain
4.20% due 07/30/2013 ***		100,000	132,441
4.75% due 07/30/2014 ***		600,000	820,215
5.15% due 07/30/2009 ***		2,910,000	3,983,432
6.15% due 01/31/2013 ***		2,420,000	3,516,871

			8,452,959
Sweden - 0.36%
Kingdom of Sweden
5.00% due 01/28/2009 ***	SEK	14,200,000	2,097,729
5.25% due 03/15/2011 ***		14,350,000	2,149,226

			4,246,955
United Kingdom - 3.75%
Government of United Kingdom
4.00% due 03/07/2009 ***	GBP	270,000	526,740
4.25% due 06/07/2032 ***		500,000	906,484
4.75% due 06/07/2010 ***		11,000,000	21,443,746
5.00% due 03/07/2012 ***		1,900,000	3,702,868
5.00% due 03/07/2008 ***		3,700,000	7,390,841
5.75% due 12/07/2009 ***		25,000	50,093
6.00% due 12/07/2028 ***		335,000	753,507
7.25% due 12/07/2007 ***		1,210,000	2,440,671
8.00% due 12/07/2015 ***		500,000	1,166,315
8.00% due 09/27/2013 ***		2,540,000	5,708,198

			44,089,463

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $539,149,848)			$532,429,669

CORPORATE BONDS - 23.99%
British Virgin Islands - 0.09%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***		$1,100,000	1,078,520

Canada - 1.10%
Alcan, Inc.
6.45% due 03/15/2011 ***		1,100,000	1,123,836
Canadian Natural Resources, Ltd.
6.70% due 07/15/2011 ***		1,100,000	1,136,674

The accompanying notes are an integral part of the financial statements. 64

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Canada (continued)
DaimlerChrysler Canada Finance Inc., Series MTN
4.85% due 03/30/2009 ***	CAD	1,100,000	$1,030,507
Honda Canada Finance, Inc., Series EMTN
4.524% due 03/26/2012 (b)***		10,200,000	9,606,731

			12,897,748
Cayman Islands - 1.39%
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)***		$600,000	599,520
Mizuho Finance, Ltd.
1.525% due 12/31/2049 ***	JPY	200,000,000	1,649,816
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049 ***		$1,800,000	1,879,524
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)***	EUR	2,900,000	3,674,357
Mystic Re, Ltd.
14.37% due 12/05/2008 (b)***		$500,000	495,700
Pylon, Ltd., Class B Catastrophe Bond
6.016% due 12/29/2008 (b)***	EUR	600,000	826,096
Residential Reinsurance 2005 Ltd, Series A
10.81% due 06/06/2008 (b)***		$500,000	483,125
Residential Reinsurance 2007 Ltd, Series CL5
13.11% due 06/07/2010 (b)***		2,900,000	2,901,450
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***		2,600,000	2,501,226
Transocean, Inc.
5.5906% due 09/05/2008 ***		1,300,000	1,300,849

			16,311,663
Denmark - 0.00%
Nykredit
6.00% due 10/01/2029 ***	DKK	281,911	52,291
Unikredit Realred
6.00% due 07/01/2029 ***		35,673	6,620

			58,911
France - 0.90%
Axa, SA
3.75% due 01/01/2017 ***	EUR	231,700	744,353
BNP Paribas, Series EMTN
5.25% due 01/23/2014 (b)***		125,000	170,356
Credit Agricole SA
6.637% due 12/31/2049 (b)***		$2,900,000	2,828,478
Credit Agricole SA/London
5.41% due 05/28/2010 (b)***		5,300,000	5,299,205
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***	EUR	250,000	342,868
7.5 due 03/14/2011 ***	GBP	405,000	842,324
GIE PSA Tresorerie
5.875% due 09/27/2011 ***	EUR	250,000	348,876

			10,576,460
Germany - 0.07%
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011 ***		250,000	342,230
Lbank Rheinland Pfalz Giro
4.75% due 04/04/2008 ***		330,000	447,071

			789,301

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Iceland - 0.34%
Glitnir Banki HF
5.80% due 01/21/2011 (b)***		$900,000	$904,977
5.83% due 01/18/2012 (b)***		1,100,000	1,105,815
Kaupthing Bank HF
5.75% due 10/04/2011 ***		1,000,000	996,554
Landsbanki Islands HF
6.06% due 08/25/2009 (b)***		1,000,000	1,010,387

			4,017,733

Ireland - 0.12%
Bank of Ireland
6.45% due 02/10/2010 ***	EUR	1,000,000	1,404,006
Italy - 0.09%
Edison SpA, EMTN
5.125% due 12/10/2010 ***		210,000	285,707
Telecom Italia SpA, Series EMTN
6.25% due 02/01/2012 ***		580,000	815,063

			1,100,770

Japan - 0.94%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
3.50% due 12/16/2015 (b)***		900,000	1,161,456
Mizuho Finance
1.06% due 09/28/2049 ***	JPY	200,000,000	1,626,555
Mizuho Finance, Ltd.
1.668% due 04/27/2049 ***		100,000,000	819,270
Mizuho Trust & Banking Company
2.404% due 04/27/2009 ***		100,000,000	835,123
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***		$2,700,000	2,581,529
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)***	EUR	250,000	334,049
5.625% due 07/29/2049 (b)***		$500,000	476,500
Sumitomo Mitsui Banking Corp., Series EMTN
1.266% due 12/31/2049 (b)***	JPY	100,000,000	815,256
1.6288% due 12/01/2049 (b)***		300,000,000	2,462,910

			11,112,648

Jersey Channel Islands - 0.04%
HSBC Capital Funding LP, Series REGS
8.03% due 12/29/2049 (b)***	EUR	350,000	531,857
Luxembourg - 0.34%
Telecom Italia Finance SA, EMTN
7.25 due 04/20/2011 ***		125,000	181,181
Unicredit Luxembourg Finance SA
5.4256% due 10/24/2008 (b)***		$400,000	400,113
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***		3,400,000	3,403,400

			3,984,694

Netherlands - 0.18%
Deutsche Telekom International Finance BV
8.125% due 05/29/2012 ***	EUR	180,000	274,902
E.ON International Finance BV, Series EMTN
5.75% due 05/29/2009 ***		590,000	811,910
RWE Finance BV, Series EMTN
6.125% due 10/26/2012 ***		125,000	178,504

The accompanying notes are an integral part of the financial statements. 65

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***		$800,000	$799,763

			2,065,079

Spain - 0.42%
Santander US Debt SA Unipersonal
5.42563% due 11/20/2009 ***		2,500,000	2,500,395
5.45% due 09/19/2008 (b)***		2,400,000	2,401,759

			4,902,154

Sweden - 0.06%
Spintab AB, Series 168
6.00% due 04/20/2009 ***	SEK	5,000,000	748,980

Tunisia - 0.16%
Banque Centrale de Tunisie
4.50% due 06/22/2020 ***	EUR	1,500,000	1,845,413

United Kingdom - 1.00%
Anglian Water Services Finance PLC, Series EMTN
4.625% due 10/07/2013 ***		250,000	331,356
AWG PLC
5.375% due 07/02/2009 ***		400,000	546,210
Cadbury Schweppes Investments PLC,
Series EMTN
4.25% due 06/30/2009 ***		675,000	902,069
HBOS PLC
5.92% due 09/29/2049 (b)***		$2,800,000	2,626,022
HSBC Holdings PLC
6.50% due 05/02/2036 ***		3,100,000	3,185,780
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (b)***	EUR	1,020,000	1,399,280
National Grid PLC, Series EMTN
4.98% due 06/22/2011 ***	CAD	2,000,000	1,867,764
NGG Finance PLC
6.125% due 08/23/2011 ***	EUR	250,000	352,094
Royal Bank of Scotland PLC, Series EMTN
4.875% due 03/26/2009 ***		125,000	169,622
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 ***		$400,000	367,831

			11,748,028

United States - 16.75%
ACE INA Holdings, Inc.
5.875% due 06/15/2014 ***		500,000	497,157
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***		2,400,000	2,398,796
American International Group, Inc.
5.365% due 06/23/2008 (b)***		3,400,000	3,400,632
6.25% due 03/15/2037 ***		500,000	472,757
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)***	EUR	1,700,000	2,176,492
Amgen Inc.
5.44% due 11/28/2008 (b)***		$2,900,000	2,900,542
Autozone, Inc.
5.875% due 10/15/2012 ***		800,000	801,746
Bank of America Corp., MTN
3.625% due 03/03/2008 ***	EUR	250,000	336,214

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***		$4,250,000	$4,250,978
Banque Nationale de Paris, Series YCD
5.262% due 05/28/2008 (b)***		5,100,000	5,100,683
BellSouth Corp.
4.24% due 04/26/2008 (b)***		7,400,000	7,333,748
5.20% due 09/15/2014 ***		1,000,000	959,634
5.46% due 08/15/2008 (b)***		2,300,000	2,301,753
BNP Paribas
5.261% due 07/03/2008 ***		6,300,000	6,298,746
Boston Scientific Corp.
5.45% due 06/15/2014 ***		400,000	376,430
6.00% due 06/15/2011 ***		800,000	796,454
6.40% due 06/15/2016 ***		1,600,000	1,554,427
Charter One Bank N.A., Series BKNT
5.405% due 04/24/2009 (b)***		7,000,000	7,006,545
CIT Group, Inc., Series MTN
5.48% due 08/17/2009 (b)***		3,000,000	2,988,408
Citigroup Funding, Inc., Series MTN
5.32% due 04/23/2009 (b)***		800,000	799,961
Citigroup, Inc.
5.3925% due 12/28/2009 (b)***		2,600,000	2,600,588
5.40% due 12/26/2008 (b)***		2,400,000	2,401,181
CNA Financial Corp.
6.00% due 08/15/2011 ***		1,600,000	1,605,240
ConocoPhillips Australia Funding Company
5.45% due 04/09/2009 (b)***		4,200,000	4,201,130
Consumers Energy Company
5.00% due 02/15/2012 ***		700,000	680,331
CVS Caremark Corp.
5.75% due 08/15/2011 ***		300,000	299,979
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010 ***		300,000	294,284
5.84% due 09/10/2007 (b)***		3,800,000	3,803,013
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011 ***		400,000	400,550
Dominion Resources, Inc.
4.125% due 02/15/2008 ***		250,000	247,964
East Lane Re Ltd.
12.36% due 05/06/2011 (b)***		700,000	699,852
Echostar DBS Corp.
5.75% due 10/01/2008 ***		300,000	299,250
Exelon Corp.
4.90% due 06/15/2015 ***		1,000,000	920,259
Fortis Bank SA/NV - New York, NY, Series YCD
5.295% due 04/28/2008 (b)***		2,400,000	2,400,794
General Electric Capital Corp.
4.625% due 09/15/2066 (b)***	EUR	100,000	129,034
6.625% due 02/04/2010 ***	NZD	250,000	185,840
General Electric Capital Corp., Series MTN
5.40% due 12/12/2008 (b)***		$1,300,000	1,301,196
5.46% due 10/21/2010 (b)***		500,000	500,601
GMAC LLC
6.00% due 12/15/2011 ***		1,500,000	1,426,053
6.61% due 05/15/2009 (b)***		1,800,000	1,796,703

The accompanying notes are an integral part of the financial statements. 66

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Goldman Sachs Group, Inc.
5.836% due 03/22/2016 (b)***		$1,100,000	$1,102,896
Health Care Property Investors, Inc., Series MTN
5.95% due 09/15/2011 ***		300,000	300,425
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***		3,200,000	3,200,294
HSBC Finance Corp., Series MTN
5.45% due 06/19/2009 (b)***		3,800,000	3,803,678
International Lease Finance Corp.
5.35% due 03/01/2012 ***		1,100,000	1,085,972
iStar Financial, Inc., REITS
5.787% due 03/03/2008 ***		1,200,000	1,201,927
Johnson Controls, Inc.
5.25% due 01/15/2011 ***		900,000	890,764
JP Morgan & Company, Inc., MTN Series A
5.341% due 02/15/2012 (b)***		360,000	372,175
JP Morgan Chase & Company, Series MTN
5.058% due 02/22/2021 (b)***	CAD	1,000,000	914,644
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***		$1,300,000	1,251,960
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037 ***		1,800,000	1,710,749
JPMorgan Chase & Co., Series Mtn
5.37% due 05/07/2010 ***		5,800,000	5,799,350
KFW International Finance, Inc.
1.75% due 03/23/2010 ***	JPY	185,000,000	1,521,265
5.75% due 01/15/2008 ***		$5,500,000	5,513,123
Kinder Morgan Energy Partners LP, Series MTN
6.95% due 01/15/2038 ***		4,000,000	4,040,144
Kraft Foods, Inc.
6.25% due 06/01/2012 ***		1,200,000	1,219,622
Loews Corp.
5.25% due 03/15/2016 ***		400,000	383,263
Longpoint Re Ltd.
10.61% due 05/08/2010 (b)***		1,600,000	1,595,520
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010 ***		900,000	878,704
Masco Corp.
5.875% due 07/15/2012 ***		300,000	297,542
May Department Stores Company
4.80% due 07/15/2009 ***		300,000	294,272
Merrill Lynch & Company, Inc., Series MTN
5.4138% due 10/23/2008 (b)***		2,000,000	2,002,318
5.45% due 08/14/2009 (b)***		400,000	400,238
Metropolitan Life Global Funding I, Series MTN
5.40% due 05/17/2010 (b)***		2,900,000	2,899,707
MGM Mirage Resorts, Inc.
6.75% due 08/01/2007 ***		600,000	600,000
Mizuho JGB Investment LLC
9.87% due 12/29/2049 (b)***		560,000	582,132
Mizuho JGB Investment LLC, Series REGS
9.87% due 12/31/2049 (b)***		400,000	418,800
Mizuho Preferred Capital Company, LLC
8.79% due 12/29/2049 (b)***		1,900,000	1,955,683
Morgan Stanley
5.853% due 10/15/2015 (b)***		2,100,000	2,102,058

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley, Series FMTN
5.40563% due 05/07/2009 (b)***		$2,800,000	$2,800,143
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)***		300,000	299,928
News America Holdings, Inc.
6.75% due 01/09/2038 ***		125,000	130,831
Nisource Finance Corp.
5.40% due 07/15/2014 ***		400,000	384,543
Nordea Bank Finland NY, Series YCD
5.31% due 04/09/2009 ***		6,900,000	6,900,269
Nordea Bank Finland, Series YCD
5.825% due 12/01/2008 (b)***		5,800,000	5,798,591
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***		3,200,000	3,201,139
PLD International Finance LLC
4.375% due 04/13/2011 ***	EUR	350,000	459,686
Reynolds American, Inc.
6.06% due 06/15/2011 (b)***		$800,000	803,000
Royal Bank of Scotland
5.26% due 07/03/2008 ***		8,400,000	8,398,328
Ryder System Inc., Series MTN
5.85% due 11/01/2016 ***		1,100,000	1,062,897
Sara Lee Corp.
6.25% due 09/15/2011 ***		800,000	813,958
SB Treasury Company LLC
9.40 due 12/29/2049 (b)***		2,370,000	2,452,211
SB Treasury Company LLC, Series REGS
9.40% due 12/29/2049 (b)***		1,100,000	1,139,599
Sealed Air Corp.
5.625% due 07/15/2013 ***		1,200,000	1,182,084
Shackleton Re Ltd.
13.355% due 02/07/2008 (b)***		2,000,000	2,028,400
Sprint Capital Corp.
6.375% due 05/01/2009 ***		50,000	50,614
State Street Capital Trust IV
6.355% due 06/15/2037 (b)(c)***		2,300,000	2,296,569
Time Warner, Inc.
5.606% due 11/13/2009 (b)***		2,400,000	2,404,165
Toyota Motor Credit Corp., Series MTNB
5.33% due 10/12/2007 (b)***		2,500,000	2,500,433
Unicreditio Italiano, Series YCD
5.35% due 05/06/2008 ***		5,100,000	5,100,240
5.36% due 12/03/2007 (b)***		2,200,000	2,200,530
5.3575% due 12/13/2007 (b)***		2,200,000	2,200,638
Unicredito Italiano, Series YCD
5.37% due 05/29/2008 (b)***		1,500,000	1,497,937
US Bancorp
5.35% due 04/28/2009 (b)***		2,500,000	2,500,938
Viacom, Inc.
5.75% due 04/30/2011 ***		1,200,000	1,198,262
Wachovia Bank NA, Series BKNT
5.32% due 10/03/2008 ***		5,600,000	5,600,549
Wal-Mart Stores, Inc.
5.25% due 09/28/2035 ***	GBP	250,000	470,356
Wells Fargo & Company
3.50% due 04/04/2008 ***		$250,000	246,391

The accompanying notes are an integral part of the financial statements. 67

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Westpac Banking Corp., Series DPNT
5.28% due 06/06/2008 (b)***		$2,500,000	$2,499,828
Xerox Corp.
9.75% due 01/15/2009 ***		1,200,000	1,269,392

			197,177,619

TOTAL CORPORATE BONDS (Cost $275,674,919)			$282,351,584

MUNICIPAL BONDS - 0.29%
California - 0.02%
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027 ***		200,000	206,126
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036 ***		45,000	46,234

			252,360

Illinois - 0.06%
City of Chicago, Series A
4.75% due 01/01/2030 *** (f)		700,000	702,912

Iowa - 0.05%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***		575,000	567,065

Kentucky - 0.01%
Louisville & Jefferson Kentucky Sewer, Series A
5.00% due 05/15/2036 ***		100,000	102,785

New York - 0.13%
New York City Municipal Water Finance Authority,
Series D
4.75% due 06/15/2038 *** (f)		600,000	596,130
New York City Transitional Financial Authority
5.00% due 02/01/2028 ***		285,000	293,527
Tobacco Settlement Financing Corp.
5.25% due 06/01/2013 ***		700,000	707,693

			1,597,350

Texas - 0.02%
Harris County Texas
5.00% due 08/01/2033 ***		200,000	201,492

TOTAL MUNICIPAL BONDS (Cost $3,482,905)			$3,423,964

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.29%

Cayman Islands - 0.00%
SHL Corp., Ltd., Series 1999-1A, Class A2
0.81% due 12/25/2024 (b)***	JPY	2,767,660	22,522

Ireland - 0.10%
Emerald Mortgages PLC, Series 2, Class A
4.372% due 04/15/2028 (b)***	EUR	311,388	421,576
Lusitano Motgages PLC, Series 1, Class A
4.425% due 12/15/2035 (b)***		540,735	731,047
Paris Residential Funding PLC, Series 1X, Class A
2.51% due 07/25/2011 (b)***		40,480	54,733

			1,207,356

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Italy - 0.61%
Seashell Securities PLC, Series 2001-II, Class A
4.295% due 07/25/2028 (b)***	EUR	578,622	$783,755
Siena Mortgages, Series 2003-4, Class A2
4.377% due 12/16/2038 (b)***		4,671,561	6,339,290

			7,123,045

Netherlands - 0.41%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)***		500,000	700,615
Atomium Mortgage Finance BV,
Series 2003-I, Class A
2.314% due 07/01/2034 (b)***		178,677	241,961
Delphinus BV, Series 2001-II, Class A1
4.385% due 11/28/2031 (b)***		392,741	532,664
Delphinus BV, Series 2002-I, Class A1
4.242% due 04/25/2092 (b)***		224,700	305,029
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)***		500,000	679,200
Dutch MBS BV, Series X, Class B
4.202% due 10/02/2079 (b)***		968,828	1,315,116
Dutch MBS BV, Series XI, Class A1
4.253% due 11/02/2035 (b)***		229,317	310,395
Dutch Mortgage Portfolio Loans, B.V.,
Series III, Class A
4.317% due 11/20/2035 (b)***		271,915	369,386
Holland Euro-Denominated Mortgage
Backed Series, Series 2, Class A
4.245% due 04/18/2012 (b)***		311,953	422,884

			4,877,250

United Kingdom - 0.82%
Bauhaus Securities Ltd., Series 1, Class A2
4.325% due 10/30/2052 (b)***		593,622	802,548
Dolerite Funding PLC, Series 1, Class A
5.64% due 08/20/2032 (b)***		$76,718	76,718
Haus, Ltd., Series 2000-1A, Class A2
2.403% due 12/10/2037 (b)***	EUR	638,506	858,636
Holmes Financing PLC, Series 1, Class 3A2
4.228% due 07/15/2010 (b)***	GBP	1,400,000	1,892,736
Permanent Financing PLC,
Series 2004-4, Class 5A2
5.9906% due 06/10/2042 (b)***		3,000,000	6,032,396

			9,663,034

United States - 5.35%
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)***		$245,891	241,105
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034 ***		576,787	564,743
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.963% due 02/25/2036 (b)***		4,105,531	4,116,014
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049 ***		5,600,000	5,393,500

The accompanying notes are an integral part of the financial statements. 68

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Alternative Loan Trust,
Series 2007-OA7, Class A1A
5.50% due 05/25/2047 (b)***	$3,770,908	$3,778,951
Countrywide Home Loans,
Series 2004-25, Class 1A1
5.65% due 02/25/2035 (b)***	124,200	124,582
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.66% due 02/25/2035 (b)***	187,937	188,645
Countrywide Mortgage Backed Securities, Inc.,
Series 2004-7, Class 5A2
5.59% due 05/25/2034 (b)***	158,683	158,702
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
5.64% due 03/25/2035 (b)***	287,407	288,134
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR13, Class 3A
5.6308% due 05/25/2032 (b)***	15,567	15,515
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-8, Class 5A1
6.50% due 04/25/2033 ***	91,713	91,771
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
5.42% due 06/25/2036 (b)***	552,086	552,239
Federal Home Loan Mortgage Corp.
5.00% due 01/15/2033 ***	8,700,000	8,697,961
Federal Home Loan Mortgage Corp.,
Series 2003-2581, Class QG
5.00% due 12/15/2031 ***	2,500,000	2,345,227
Federal Home Loan Mortgage Corp.,
Series 2005-2922, Class EH
4.50% due 07/15/2023 ***	3,975,457	3,760,509
Federal Home Loan Mortgage Corp.,
Series 2005-3037, Class BC
4.50% due 02/15/2020 ***	6,440,347	6,207,681
Federal Home Loan Mortgage Corp.,
Series 2752, Class FM
5.67% due 12/15/2030 (b)***	436,091	437,080
Federal Home Loan Mortgage Corp.,
Structured Pass Through Securities,
Series T-62, Class 1A1
6.227% due 10/25/2044 (b)***	4,439,932	4,478,629
First Alliance Mortgage Loan,
Series 1997-4, Class A3
5.55% due 12/20/2027 (b)***	39,242	39,250
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
5.67% due 11/15/2031 (b)***	164,087	164,626
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034 ***	386,590	382,337
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	4,342,961	4,344,029

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.02% due 01/25/2032 (b)***	$174,551	$177,117
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A5
4.771% due 07/25/2035 (b)***	5,627,269	5,529,520
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	160,462	161,078
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 1999-A, Class A
5.70% due 03/15/2025 (b)***	93,155	93,359
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)***	2,400,000	2,323,153
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
5.67% due 07/20/2033 (b)***	490,375	492,461
Sequoia Mortgage Trust, Series 5, Class A
5.67% due 10/19/2026 (b)***	116,735	116,747
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)***	4,700,000	4,599,287
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	1,387,925	1,388,351
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.474% due 02/27/2034 (b)***	179,465	176,307
Washington Mutual Mortgage Securities Corp.,
Series 2002-S5, Class 1A1
5.0943% due 10/25/2032 (b)***	42,995	42,860
Washington Mutual Mortgage Securities Corp.,
Series 2003-R1, Class A1
5.86% due 12/25/2027 (b)***	451,286	451,243
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR15, Class A1A1
5.58% due 11/25/2045 (b)***	496,037	497,658
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.63% due 01/25/2045 (b)***	163,032	163,292
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.55% due 04/25/2045 (b)***	314,629	315,053

		62,898,716

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $83,620,253)		$85,791,923

ASSET BACKED SECURITIES - 0.87%
United States - 0.87%
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
5.61% due 07/25/2032 (b)***	6,344	6,353
Amresco Residential Securities,
Series 1999-1, Class A
6.26% due 06/25/2029 (b)***	27,650	27,666

The accompanying notes are an integral part of the financial statements. 69

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
First NLC Trust, Series 2005-4, Class A1
5.44% due 02/25/2036 (b)***		$77,186	$77,189
Home Equity Asset Trust, Series 2002-1, Class A4
5.92% due 11/25/2032 (b)***		1,283	1,284
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.42% due 03/25/2036 (b)***		73,146	73,152
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
5.88% due 06/25/2032 (b)***		24,690	24,698
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
5.82% due 07/25/2032 (b)***		94,091	94,117
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A1
5.42% due 11/25/2035 (b)***		11,585	11,586
Residential Asset Securities Corp.,
Series 2005-KS12, Class A1
5.41% due 01/25/2036 (b)***		39,637	39,642
Securitized Asset Backed Receivables LLC Trust,
Series 2007-NC1, Class A2A
5.37% due 12/25/2036 (b)***		4,217,662	4,217,348
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A1
4.113% due 12/25/2035 ***		55,778	55,782
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
5.61% due 07/19/2034 (b)***		237,836	237,936
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
5.55% due 10/25/2035 (b)***		3,495,261	3,496,376
Wells Fargo Home Equity Trust,
Series 2005-4, Class AII1
5.44% due 12/25/2035 (b)***		1,850,548	1,850,676

			10,213,805

TOTAL ASSET BACKED SECURITIES
(Cost $10,218,555)			$10,213,805

SUPRANATIONAL OBLIGATIONS - 0.20%
Japan - 0.07%
Inter-American Development Bank
1.90% due 07/08/2009 ***	JPY	100,000,000	823,450

United States - 0.13%
European Investment Bank
5.47% due 04/15/2008 (b)***		$1,550,825	1,551,365

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,382,691)			$2,374,815

PREFERRED STOCKS - 0.64%
Japan - 0.24%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * ***		2,900,000	2,849,471

United States - 0.40%
DG Funding Trust * ***		236	2,452,925

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS (continued)
United States (continued)
Fresenius Medical Care Capital Trust * ***		1,100	$1,105,500
Tokai Preferred Capital Company LLC,
Series REGS * (b)***		1,100,000	1,147,588

			4,706,013

TOTAL PREFERRED STOCKS (Cost $7,733,361)			$7,555,484

TERM LOANS - 1.10%
Australia - 0.25%
Seven Media Group, Term T1
6.00% due 02/07/2013 ***	AUD	3,520,000	2,958,769

United States - 0.85%
Ford Motor Company, Term B
8.36% due 11/29/2013 ***		$995,000	999,358
Georgia Pacific Corp.
7.345% due 12/20/2012 (b)***		1,975,000	1,978,417
HCA, Inc.
7.610% due 11/16/2013 (b)***		1,995,000	2,007,030
MGM Studios, Term B
8.61% due 04/08/2012 (b)***		997,481	998,189
Shackleton B Event Linked Loan
13.467% due 08/01/2008 (b)***		2,000,000	2,005,000
Shackleton C Event Linked Loan
12.967% due 08/01/2008 (b)***		2,000,000	2,000,000

			9,987,994

TOTAL TERM LOANS (Cost $12,770,974)			$12,946,763

OPTIONS - 0.72%
Germany - 0.01%
EUREX American Put Euro Bund
Expiration 08/24/2007 at $104.00 *		40,000,000	5,346
Expiration 08/24/2007 at $106.00 *		47,000,000	12,669
Expiration 08/24/2007 at $106.50 *		86,000,000	34,849

			52,864
United Kingdom - 0.00%
LIFFE American Purchase Put on UK 90-Day
Futures
Expiration 03/19/2008 at $93.00 *		405,000,000	30,255
Over The Counter European Style Call
Expiration 09/14/2007 at $5.15 *		38,500,000	20
Expiration 09/14/2007 at $5.15 *		17,500,000	9
Expiration 09/14/2007 at $5.188 *		45,500,000	36
Expiration 09/14/2007 at $5.20125 *		3,500,000	3

			30,323
United States - 0.71%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 Yrs. Futures
Expiration 08/24/2007 at $111.00 *		549,000	8,578
Expiration 08/24/2007 at $112.00 *		1,612,000	25,188
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 Yrs. Futures
Expiration 08/24/2007 at $105.00 *		1,101,000	395,672

The accompanying notes are an integral part of the financial statements. 70

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
United States (continued)
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.50 *	532,500	$1,331
Expiration 12/17/2007 at $91.25 *	937,500	2,344
Expiration 06/16/2008 at $92.50 *	2,067,500	5,169
Expiration 03/17/2008 at $92.75 *	1,327,500	3,319
Expiration 03/17/2008 at $93.00 *	1,302,500	3,256
Over The Counter European Purchase Call FNMA
TBA, 5.00%
Expiration 09/06/2007 at $101.1875 *	82,000,000	1
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *	5,000,000	151,026
Expiration 05/21/2008 at $1.3550 *	8,200,000	204,969
Expiration 05/19/2010 at $1.3665 *	2,400,000	128,548
Expiration 05/21/2010 at $1.3750 *	2,300,000	114,911
Expiration 05/21/2010 at $1.3750 *	1,200,000	54,941
Expiration 06/03/2010 at $1.3750 *	4,200,000	212,376
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	914,424
Expiration 01/18/2008 at $114.65 *	16,800,000	866,510
Expiration 02/13/2008 at $115.35 *	28,400,000	1,295,892
Expiration 12/05/2007 at $116.00 *	10,300,000	465,200
Expiration 01/18/2008 at $120.00 *	8,500,000	176,129
Over The Counter European Purchase Put FNMA
TBA, 5.50%
Expiration 09/06/2007 at $85.50 *	72,000,000	8,437
Expiration 09/06/2007 at $90.00 *	178,600,000	2
Over The Counter European Purchase Put FNMA
TBA, 6.00%
Expiration 09/06/2007 at $92.50 *	175,000,000	2
Expiration 07/05/2007 at $93.75 *	130,000,000	1
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *	5,000,000	141,042
Expiration 05/21/2008 at $1.3550 *	8,200,000	275,997
Expiration 05/19/2010 at $1.3665 *	2,400,000	101,208
Expiration 05/21/2010 at $1.3750 *	2,300,000	105,303
Expiration 05/21/2010 at $1.3750 *	1,200,000	59,955
Expiration 06/03/2010 at $1.3750 *	4,200,000	192,036
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	279,024
Expiration 01/18/2008 at $114.65 *	16,800,000	131,796
Expiration 02/13/2008 at $115.35 *	28,400,000	291,753
Over The Counter European Style Call
Expiration 09/26/2008 at $4.75 *	67,000,000	163,601
Expiration 09/26/2008 at $4.75 *	31,000,000	114,864
Expiration 09/30/2008 at $4.75 *	30,100,000	73,498
Expiration 03/31/2008 at $4.75 *	394,400,000	575,469
Expiration 03/31/2008 at $4.75 *	147,400,000	215,071
Expiration 09/26/2008 at $4.75 *	37,400,000	91,323
Expiration 08/08/2007 at $4.80 *	37,000,000	4,033
Expiration 12/20/2007 at $5.00 *	81,700,000	124,789

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
United States (continued)
Over The Counter European Style Call (continued)
Expiration 02/01/2008 at $5.00 *		190,700,000	$355,922
Expiration 02/01/2008 at $5.00 *		20,700,000	38,634

			8,373,544

TOTAL OPTIONS (Cost $13,780,931)			$8,456,731

REPURCHASE AGREEMENTS - 0.85%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$10,049,851 on 07/02/2007,
collateralized by $10,150,000
Federal Home Loan Bank, 5.625%
due 03/14/2036 (valued at
$10,251,500, including interest)		$10,046,000	$10,046,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,046,000)			$10,046,000

SHORT TERM INVESTMENTS - 9.65%
Barclays Bank PLC NY
5.281% due 03/17/2008 ***		$7,800,000	$7,802,241
Countrywide Bank N.A.
5.35% due 08/16/2007 (b)***		4,700,000	4,699,941
Danske Corp.
5.21% due 08/20/2007 ***		11,000,000	10,920,403
Dexia Credit Local SA/NY - Series YCD
5.27% due 09/29/2008 ***	EUR	6,700,000	6,696,750
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007 ***		$25,000,000	24,996,667
Fortis Bank
5.30% due 09/30/2008 (b)***		6,500,000	6,496,100
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008 ***		2,500,000	2,499,455
Societe Generale NY
5.27% due 03/26/2008 ***		11,100,000	11,097,579
Total SA
5.34% due 07/02/2007 ***		8,200,000	8,198,784
U.S. Treasury Bill
zero coupon due 08/30/2007 to
09/13/2007 *** ****		7,130,000	7,066,899
UBS Finance (Delaware) LLC
5.20% due 10/23/2007 ***		23,400,000	23,014,680

TOTAL SHORT TERM INVESTMENTS
(Cost $113,489,499)			$113,489,499

Total Investments (Global Bond Trust)
(Cost $1,780,651,753) - 150.31%			$1,768,809,992
Liabilities in Excess of Other Assets - (50.31)%			(592,010,328)

TOTAL NET ASSETS - 100.00%			$1,176,799,664

The accompanying notes are an integral part of the financial statements. 71

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Schedule of Securities Sold Short
		Shares or
		Principal
		Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 47.05%
Federal National Mortgage Association
5.00%, TBA **		$123,000,000	$115,235,625

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $116,781,563)			$115,235,625

U.S. TREASURY BONDS - 2.34%
U.S. Treasury Bonds
6.25%, due 05/15/2030		2,000,000	$2,285,938
4.50%, due 02/15/2036		3,800,000	$3,440,782

TOTAL U.S. TREASURY
BONDS (Proceeds $5,627,266)			$5,726,720

U.S. TREASURY NOTES - 50.61%
U.S. Treasury Notes
5.125%, due 05/15/2016		1,500,000	$1,508,437
4.875%, due 08/15/2016		45,000,000	$44,448,030
4.625%, due 11/15/2016		33,500,000	$32,466,224
4.50%, due 05/15/2017		47,500,000	$45,540,625

TOTAL U.S. TREASURY
NOTES (Proceeds $123,297,879)			$123,963,316

Total Securities Sold Short
(Proceeds $245,706,708)			$244,925,661

High Income Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.16%
Brazil - 4.16%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	27,025,000	$16,933,484

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,100,807)			$16,933,484

CORPORATE BONDS - 58.37%
Advertising - 1.20%
Vertis, Inc.
9.75% due 04/01/2009		$3,365,000	3,415,475
10.875% due 06/15/2009		1,500,000	1,470,000

			4,885,475
Aerospace - 0.07%
TransDigm, Inc.
7.75% due 07/15/2014		300,000	303,000

Air Travel - 5.84%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012		118,976	108,423
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010		512,000	515,200
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014		1,020,000	1,060,800

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel (continued)
AMR Corp., Series MTNB
10.40% due 03/10/2011	$4,500,000	$4,590,000
Gol Finance
8.75% due 04/29/2049	3,130,000	3,137,825
Northwest Airlines
6.625% due 02/15/2023	15,810,000	1,699,575
7.625% due 11/15/2023	8,255,000	735,624
8.875% due 06/01/2049	890,000	113,475
9.875% due 03/15/2037	7,390,000	960,700
10.00% due 02/01/2009	2,755,000	354,706
Northwest Airlines, Inc.
zero coupon due 01/01/2049	4,640,000	2,807,200
United Airlines, Inc., Series 00-2
7.762% due 10/01/2049 ^	8,339,361	7,698,273

		23,781,801
Apparel & Textiles - 0.10%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)	385,000	390,775

Auto Parts - 0.14%
Federal-Mogul Corp.
7.50% due 01/15/2009 ^	550,000	556,875

Broadcasting - 3.85%
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014	3,700,000	3,755,500
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	4,105,000	3,514,906
XM Satellite Radio, Inc.
9.75% due 05/01/2014	3,350,000	3,283,000
9.8563% due 05/01/2013 (b)	5,325,000	5,138,625

		15,692,031
Building Materials & Construction - 0.27%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,050,000	1,099,875

Business Services - 2.28%
Allied Security Escrow Corp.
11.375% due 07/15/2011	1,356,000	1,362,780
Minerva Overseas, Ltd.
9.50% due 02/01/2017	3,010,000	3,100,300
MSX International UK
12.50% due 04/01/2012	1,235,000	1,253,525
West Corp.
11.00% due 10/15/2016	3,425,000	3,579,125

		9,295,730
Cable and Television - 6.34%
Adelphia Communications Corp.
7.75% due 01/15/2009 ^	3,000,000	926,250
9.875% due 03/01/2049 ^	2,050,000	632,937
10.25% due 11/01/2049 ^	1,025,000	310,063
Century Communications
8.375% due 12/15/2049	1,000,000	28,750
Charter Communications Holdings I LLC
11.75% due 05/15/2014	4,431,000	4,353,458
12.125% due 01/15/2015	1,000,000	1,010,000

The accompanying notes are an integral part of the financial statements. 72

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Charter Communications Holdings I LLC (continued)
13.50% due 01/15/2014	$1,520,000	$1,559,900
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	4,700,000	4,905,625
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,405,525
Charter Communications Operating LLC
8.00% due 04/30/2012	5,600,000	5,670,000
Charter Communications, Inc.
5.875% due 11/16/2009	459,000	820,462
Insight Communications, Inc.
12.25% due 02/15/2011	385,000	402,325
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	180,600
Young Broadcasting, Inc.
8.75% due 01/15/2014	183,000	172,935
10.00% due 03/01/2011	3,451,000	3,433,745

		25,812,575
Cellular Communications - 5.13%
American Cellular Corp.
10.00% due 08/01/2011	3,905,000	4,090,488
Centennial Communications Corp.
10.00% due 01/01/2013	2,105,000	2,257,612
10.75% due 12/15/2008	156,000	156,390
11.0994% due 01/01/2013 (b)	680,000	710,600
Dobson Communications Corp.
8.875% due 10/01/2013 (a)	4,750,000	4,963,750
Dobson Communications Corp., Series B
8.375% due 11/01/2011	2,581,000	2,697,145
Rural Cellular Corp.
8.36% due 06/01/2013 (b)	4,705,000	4,681,475
9.875% due 02/01/2010	1,280,000	1,337,600

		20,895,060
Chemicals - 1.39%
American Pacific Corp.
9.00% due 02/01/2015	5,205,000	5,224,519
Huntsman International LLC
11.625% due 10/15/2010	59,000	63,425
Sterling Chemicals, Inc.
10.25% due 04/01/2015	350,000	354,375
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	42,383

		5,684,702
Containers & Glass - 2.65%
BWAY Corp.
10.00% due 10/15/2010	780,000	812,175
Clondalkin Acquisition BV
7.3587% due 12/15/2013 (b)	750,000	749,963
Graphic Packaging International Corp.
9.50% due 08/15/2013	2,750,000	2,856,563
Pliant Corp.
11.625% due 06/15/2009 ^	703,888	756,680
13.00% due 07/15/2010 ^	178,737	116,179

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	$3,285,000	$3,186,450
Stone Container Finance
7.375% due 07/15/2014	100,000	96,000
Tekni Plex, Inc., Series B
12.75% due 06/15/2010	1,881,000	1,674,090
US Corrugated, Inc.
10.00% due 06/12/2013	540,000	540,000

		10,788,100

Drugs & Health Care - 0.75%
Duane Reade, Inc.
9.75% due 08/01/2011	3,145,000	3,074,237

Electrical Utilities - 1.34%
Calpine Corp.
8.50% due 07/15/2010	1,870,000	1,991,550
Orion Power Holdings, Inc.
12.00% due 05/01/2010	3,055,000	3,452,150

		5,443,700

Electronics - 0.45%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009	1,884,000	1,820,415
Thomas & Betts Corp.
6.39% due 02/10/2009	11,000	11,118

		1,831,533

Energy - 0.40%
Exide Technologies, Series B
10.50% due 03/15/2013	1,600,000	1,640,000

Financial Services - 2.41%
JSG Funding PLC
9.625% due 10/01/2012	210,000	219,975
Metallurg Holdings, Inc.
10.50% due 10/01/2010	3,500,000	3,640,000
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013	1,100,000	1,080,750
Nexstar Finance, Inc.
7.00% due 01/15/2014	1,026,000	1,015,740
Ucar Finance, Inc.
10.25% due 02/15/2012	3,680,000	3,854,800

		9,811,265

Food & Beverages - 1.33%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	4,380,000	4,073,400
Constellation Brands, Inc., Series B
8.125% due 01/15/2012	260,000	264,550
Dole Food Company, Inc.
7.25% due 06/15/2010	1,111,000	1,072,115

		5,410,065

Forest Products - 0.10%
Tembec Industries, Inc.
8.50% due 02/01/2011 (a)	755,000	399,206

The accompanying notes are an integral part of the financial statements. 73

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Gold - 0.41%
New Gold, Inc.
10.00% due 06/28/2017	CAD	2,145,000	$1,694,138

Healthcare Services - 1.32%
Healthsouth Corp.
11.4091% due 06/15/2014 (b)		$5,000,000	5,400,000

Holdings Companies/Conglomerates - 1.87%
UAL Corp.
4.50% due 06/30/2021		5,650,000	7,626,935

Homebuilders - 0.08%
D.R. Horton, Inc.
9.75% due 09/15/2010		18,000	19,504
Meritage Homes Corp.
7.00% due 05/01/2014		114,000	106,020
Standard Pacific Corp.
6.50% due 10/01/2008		191,000	187,180

			312,704

Hotels & Restaurants - 1.20%
Buffalo Thunder Development Authority
9.375% due 12/15/2014		1,670,000	1,670,000
CCM Merger, Inc.
8.00% due 08/01/2013		3,248,000	3,231,760

			4,901,760

Household Products - 0.55%
Vitro SA de CV
9.125% due 02/01/2017		2,175,000	2,229,375

Leisure Time - 5.93%
AMC Entertainment, Inc.
8.00% due 03/01/2014		66,000	64,680
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012		103,000	107,378
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010		1,943,000	2,040,150
Chukchansi Economic Development Authority
8.00% due 11/15/2013		1,210,000	1,234,200
8.8769% due 11/15/2012 (b)		1,466,000	1,491,655
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014		1,015,000	923,650
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015		1,590,000	1,590,000
Isle of Capri Casinos
9.00% due 03/15/2012		280,000	291,900
Jacobs Entertainment, Inc.
9.75% due 06/15/2014		1,800,000	1,869,750
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		2,440,000	2,513,200
Majestic Star Casino LLC
9.50% due 10/15/2010		2,715,000	2,823,600
9.75% due 01/15/2011		3,895,000	3,768,412
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014		855,000	743,850

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	$750,000	$789,375
Scientific Games Corp.
6.25% due 12/15/2012	73,000	70,171
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	845,000	851,337
Seneca Gaming Corp.
7.25% due 05/01/2012	1,190,000	1,206,363
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	1,055,000	1,064,231
Turning Stone Resort Casino
9.125% due 09/15/2014	720,000	732,600

		24,176,502
Manufacturing - 0.29%
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	1,210,000	1,164,625

Medical-Hospitals - 0.48%
Alliance Imaging, Inc.
7.25% due 12/15/2012	2,000,000	1,940,000

Metal & Metal Products - 0.07%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	265,000	270,300

Paper - 2.12%
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028	509,000	402,110
7.75% due 06/15/2011	1,485,000	1,358,775
8.375% due 04/01/2015	710,000	621,250
Bowater Canada Finance Corp.
7.95% due 11/15/2011	257,000	241,901
Bowater, Inc.
9.50% due 10/15/2012	770,000	758,450
Newark Group, Inc.
9.75% due 03/15/2014	1,643,000	1,671,753
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	1,861,311
Pope & Talbot, Inc.
8.375% due 06/01/2013	2,200,000	1,715,500

		8,631,050
Petroleum Services - 0.49%
Hanover Equipment Trust
8.75% due 09/01/2011	1,961,000	2,014,927

Publishing - 1.40%
Quebecor World Capital Corp.
4.875% due 11/15/2008	1,935,000	1,876,950
6.125% due 11/15/2013	3,590,000	3,239,975
8.75% due 03/15/2016	590,000	581,150

		5,698,075
Real Estate - 0.24%
Realogy Corp.
10.50% due 04/15/2014	430,000	409,575
12.375% due 04/15/2015	645,000	588,563

		998,138

The accompanying notes are an integral part of the financial statements. 74

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Trust (continued)
Shares or
Principal
Amount		Value

CORPORATE BONDS (continued)
Retail - 1.02%
Eye Care Centers of America
10.75% due 02/15/2015	$1,448,000	$1,596,420
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	2,629,000	2,550,130

		4,146,550

Sanitary Services - 1.25%
Allied Waste North America, Inc.
4.25% due 04/15/2034	5,310,000	5,077,688
Steel - 0.76%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	3,065,000	3,095,650

Telecommunications Equipment &
Services - 0.49%
Mobile Satellite Ventures LP
zero coupon, Step up to 14% on
04/01/2010 due 04/01/2013	1,210,000	780,450
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014	1,120,000	1,227,800

		2,008,250

Tobacco - 1.21%
Alliance One International, Inc.
8.50% due 05/15/2012	940,000	958,800
11.00% due 05/15/2012	1,275,000	1,399,312
North Atlantic Trading Company
10.00% due 03/01/2012	2,626,750	2,571,720

		4,929,832

Travel Services - 1.15%
Travelport LLC
9.875% due 09/01/2014	4,415,000	4,679,900

TOTAL CORPORATE BONDS (Cost $232,341,383)		$237,792,404

CONVERTIBLE BONDS - 4.84%
Air Travel - 4.84%
AMR Corp.
4.25% due 09/23/2023	4,295,000	6,898,844
UAL Corp.
4.50% due 06/30/2021	9,675,000	12,811,441

		19,710,285

TOTAL CONVERTIBLE BONDS (Cost $18,817,583)		$19,710,285

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.22%
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X
2.6144% IO due 09/20/2046	66,983,716	3,537,578
Global Tower Partners Acquisition LLC, Series
2007-1A, Class G
7.8737% due 05/15/2037	540,000	540,000
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,820,000	1,799,639
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	1,380,000	1,364,727

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
zero coupon IO due 10/25/2046	$45,100,655	$1,804,026

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,756,005)		$9,045,970

ASSET BACKED SECURITIES - 1.28%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,545,000	1,560,414
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	3,730,000	3,658,511

TOTAL ASSET BACKED SECURITIES
(Cost $5,290,335)		$5,218,925

COMMON STOCKS - 21.38%
Air Travel - 5.23%
Northwest Airlines Corp. *	959,120	21,292,464

Broadcasting - 2.19%
Canadian Satellite Radio Holdings, Inc. *	593,472	2,455,246
XM Satellite Radio Holdings, Inc., Class A *	550,200	6,475,854

		8,931,100
Cable and Television - 4.30%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	503,869
Adelphia Recovery Trust, Series Arahova *	424,950	223,099
Charter Communications, Inc., Class A *	414,100	1,677,105
Comcast Corp., Special Class A *	374,025	10,457,739
Time Warner Cable, Inc. *	119,167	4,667,785

		17,529,597
Commercial Services - 0.23%
Paragon Shipping, Inc. *	60,000	915,000

International Oil - 0.34%
Dominion Petroleum, Ltd., GDR *	1,324,020	1,394,427

Leisure Time - 2.30%
Fontainebleau Resorts LLC, Class A *	68,468	821,616
Fontainebleau Resorts LLC, PIK *	3,040	3,040,000
Isle of Capri Casinos, Inc. *	229,750	5,504,810

		9,366,426
Mining - 2.72%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	133,750	11,077,175

Sanitary Services - 1.03%
Allied Waste Industries, Inc. *	312,950	4,212,307

Telecommunications Equipment &
Services - 1.38%
Chunghwa Telecom Company, Ltd., ADR	297,773	5,615,999

Telephone - 1.66%
Sprint Nextel Corp.	326,900	6,770,099

TOTAL COMMON STOCKS (Cost $78,774,010)		$87,104,594

The accompanying notes are an integral part of the financial statements. 75

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS - 0.86%
Cellular Communications - 0.72%
Rural Cellular Corp., PIK *		2,347	$2,922,015

Containers & Glass - 0.14%
Pliant Corp., Series AA *		1,287	579,150

TOTAL PREFERRED STOCKS (Cost $3,464,539)			$3,501,165

TERM LOANS - 2.83%
Air Travel - 0.40%
Delta Airlines Inc.
7.355% due 04/30/2012		1,640,000	1,637,950

Educational Services - 0.44%
Riverdeep Interactive Learning
8.095% due 11/28/2013	EUR	1,770,531	1,776,020

Leisure Time - 0.52%
Las Vegas Sands LLC
7.00% due 05/08/2014		$2,130,000	2,124,015

Mining - 0.07%
Freeport-McMoRan Copper & Gold, Inc.
7.10% due 03/19/2014		273,676	273,107

Newspapers - 1.40%
Star Tribune Corp.
7.587% due 03/01/2015		190,000	183,945
7.587% due 03/01/2014		3,005,000	2,909,230
8.36% due 05/30/2014		2,700,000	2,613,951

			5,707,126

TOTAL TERM LOANS (Cost $11,726,851)			$11,518,218

WARRANTS - 0.08%
Gold - 0.08%
New Gold, Inc.		214,500	352,945

TOTAL WARRANTS (Cost $421,552)			$352,945

SHORT TERM INVESTMENTS - 4.12%
John Hancock Cash Investment Trust (c)		$16,773,638	$16,773,638

TOTAL SHORT TERM INVESTMENTS
(Cost $16,773,638)			$16,773,638

Total Investments (High Income Trust)
(Cost $393,466,703) - 100.14%			$407,951,628
Liabilities in Excess of Other Assets - (0.14)%			(577,128)

TOTAL NET ASSETS - 100.00%			$407,374,500

High Yield Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.80%
U.S. Treasury Notes - 0.80%
4.75% due 05/31/2012		$16,085,000	$15,959,336

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,006,222)			$15,959,336

FOREIGN GOVERNMENT OBLIGATIONS - 5.74%
Argentina - 0.22%
Republic of Argentina
2.00% due 01/03/2010 (b)	ARS	2,426,000	1,056,405
7.00% due 09/12/2013		$1,141,000	1,083,950
7.625 due 08/11/2007 ^	EUR	4,400,000,000	1,013,817
8.00% due 02/26/2008 ^		450,000	211,715
8.00% due 10/30/2009 ^		1,425,000,000	313,408
9.00% due 05/26/2009 ^		300,000	136,682
9.00% due 11/19/2008 ^		222,000	50,640
10.00% due 09/07/2007 ^		1,000,000	447,496
11.75% due 05/20/2011 ^		275,000	67,768

			4,381,881
Brazil - 1.60%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	3,637,000	3,131,971
7.125% due 01/20/2037		$2,295,000	2,478,600
8.25% due 01/20/2034		921,000	1,130,988
8.75% due 02/04/2025		2,295,000	2,840,063
8.875% due 10/14/2019		5,960,000	7,235,440
10.00% due 07/01/2010	BRL	28,102,000	14,296,512
10.50% due 07/14/2014		$575,000	723,925

			31,837,499
Colombia - 0.38%
Republic of Colombia
7.375% due 01/27/2017		414,000	448,776
7.375% due 09/18/2037		6,416,000	7,121,760

			7,570,536
Ecuador - 0.12%
Republic of Ecuador
9.375% due 12/15/2015		50,000	44,375
10.00% due 08/15/2030		2,833,000	2,323,060

			2,367,435
Indonesia - 0.30%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	1,634,035
10.25% due 07/15/2027		11,943,000,000	1,384,986
10.25% due 07/15/2022		18,787,000,000	2,189,213
11.00% due 09/15/2025		6,534,000,000	804,315

			6,012,549
Mexico - 0.94%
Government of Mexico
5.625% due 01/15/2017		$5,320,000	5,208,280
6.375% due 01/16/2013		1,403,000	1,450,702
6.625% due 03/03/2015		1,142,000	1,200,242
6.75% due 09/27/2034		5,325,000	5,679,112
8.375% due 01/14/2011		273,000	296,205
10.375% due 02/17/2009		2,325,000	2,493,563

The accompanying notes are an integral part of the financial statements. 76

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Government of Mexico (continued)
11.375% due 09/15/2016		$1,675,000	$2,321,550

			18,649,654
Panama - 0.24%
Republic of Panama
6.70% due 01/26/2036		1,599,000	1,630,980
9.375% due 04/01/2029		2,450,000	3,246,250

			4,877,230
Peru - 0.13%
Republic of Peru
6.55% due 03/14/2037		834,000	838,170
7.35% due 07/21/2025		194,000	215,922
8.75% due 11/21/2033		1,147,000	1,485,365

			2,539,457
Russia - 0.23%
Russian Federation
11.00% due 07/24/2018		2,619,000	3,644,601
12.75% due 06/24/2028		490,000	863,365

			4,507,966
Turkey - 0.99%
Republic of Turkey
6.875% due 03/17/2036		9,982,000	9,445,467
7.00% due 06/05/2020		202,000	202,505
7.00% due 09/26/2016		475,000	480,344
7.375% due 02/05/2025		2,906,000	2,975,017
11.875% due 01/15/2030		1,910,000	2,927,075
14.00% due 01/19/2011	TRY	5,035,000	3,792,308

			19,822,716
Venezuela - 0.59%
Republic of Venezuela
5.75% due 02/26/2016		$6,671,000	5,603,640
7.65% due 04/21/2025		925,000	846,375
8.50% due 10/08/2014		433,000	438,412
9.375% due 01/13/2034		2,054,000	2,141,295
10.75% due 09/19/2013		2,420,000	2,687,410

			11,717,132

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $113,833,359)			$114,284,055

CORPORATE BONDS - 85.49%
Advertising - 0.78%
Lamar Media Corp.
6.625% due 08/15/2015		4,390,000	4,159,525
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		605,000	573,237
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		640,000	606,400
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		9,750,000	10,140,000

			15,479,162

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace - 1.39%
Alliant Techsystems, Inc.
6.75% due 04/01/2016	$2,625,000	$2,552,813
DRS Technologies, Inc.
6.625% due 02/01/2016	1,560,000	1,505,400
6.875% due 11/01/2013	4,625,000	4,486,250
7.625% due 02/01/2018	875,000	883,750
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017	6,705,000	7,006,725
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	5,200,000	5,356,000
Sequa Corp.
9.00% due 08/01/2009	4,445,000	4,589,462
TransDigm, Inc.
7.75% due 07/15/2014	1,390,000	1,403,900

		27,784,300
Air Travel - 0.33%
Continental Airlines, Inc.
6.541% due 09/15/2008	121,749	121,597
6.80% due 07/02/2007	101,187	101,187
8.75% due 12/01/2011	3,920,000	3,841,600
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	2,445,000	2,435,831

		6,500,215
Aluminum - 0.44%
Novelis, Inc.
7.25% due 02/15/2015	8,600,000	8,825,750

Apparel & Textiles - 0.53%
Levi Strauss & Company
8.875% due 04/01/2016	1,105,000	1,132,625
9.75% due 01/15/2015	8,835,000	9,453,450

		10,586,075
Auto Parts - 1.02%
Goodyear Tire & Rubber Company
9.00% due 07/01/2015	290,705	313,234
Keystone Automotive Operations
9.75% due 11/01/2013	5,455,000	4,745,850
Visteon Corp.
8.25% due 08/01/2010	15,450,000	15,334,125

		20,393,209
Auto Services - 1.45%
Ashtead Holdings PLC
8.625% due 08/01/2015	1,635,000	1,667,700
Hertz Corp.
8.875% due 01/01/2014	6,940,000	7,234,950
10.50% due 01/01/2016	11,240,000	12,420,200
Penhall International Corp.
12.00% due 08/01/2014	6,960,000	7,516,800

		28,839,650
Automobiles - 2.98%
AutoNation, Inc.
7.00% due 04/15/2014	800,000	790,000
7.3556% due 04/15/2013 (b)	3,485,000	3,476,288

The accompanying notes are an integral part of the financial statements. 77

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Automobiles (continued)
Ford Motor Company
4.25% due 12/15/2036	$790,000	$991,134
7.45% due 07/16/2031	23,000,000	18,371,250
8.875% due 01/15/2022	3,125,000	2,750,000
8.90% due 01/15/2032	2,000,000	1,740,000
General Motors Corp.
7.20% due 01/15/2011	3,500,000	3,364,375
8.375% due 07/15/2033	30,520,000	27,849,501

		59,332,548
Banking - 1.72%
ATF Capital BV
9.25% due 02/21/2014	10,220,000	10,884,300
HSBC Bank USA, Series BKNT
6.9704% due 11/01/2011 (b)	225,298	233,724
6.9809% due 11/01/2011 (b)	234,103	242,443
HSBK Europe BV
7.25% due 05/03/2017	9,350,000	9,090,956
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	2,434,000	2,312,894
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	1,467,000	1,395,895
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	1,144,000	1,119,747
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.175% due 05/16/2013	1,791,000	1,865,326
TuranAlem Finance BV
8.25% due 01/22/2037	5,570,000	5,361,125
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037	1,816,000	1,743,360

		34,249,770
Broadcasting - 0.50%
CMP Susquehanna Corp.
9.875% due 05/15/2014	5,565,000	5,565,000
XM Satellite Radio, Inc.
9.75% due 05/01/2014	3,240,000	3,175,200
9.8563% due 05/01/2013 (b)	1,345,000	1,297,925

		10,038,125
Building Materials & Construction - 1.29%
Ainsworth Lumber Company, Ltd.
6.75% due 03/15/2014	1,310,000	974,313
7.25% due 10/01/2012	2,080,000	1,601,600
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	9,595,000	7,148,275
9.75% due 04/15/2012	6,356,000	6,642,020
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	12,950,000	9,388,750

		25,754,958
Business Services - 1.93%
Affinion Group, Inc.
10.125% due 10/15/2013	7,282,000	7,773,535

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Affinion Group, Inc. (continued)
11.50% due 10/15/2015	$6,965,000	$7,522,200
Allied Security Escrow Corp.
11.375% due 07/15/2011	10,150,000	10,200,750
Sungard Data Systems, Inc.
9.125% due 08/15/2013	5,474,000	5,604,007
10.25% due 08/15/2015	6,960,000	7,360,200

		38,460,692
Cable and Television - 4.69%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	2,565,000	2,532,938
Charter Communications Holdings I LLC
11.75% due 05/15/2014	15,490,000	15,218,925
12.125% due 01/15/2015	955,000	964,550
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	9,698,000	10,122,287
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	6,420,000	6,708,900
10.25% due 10/01/2013	3,030,000	3,242,100
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,115,000	2,157,300
12.125 due 01/15/2012	2,260,000	2,330,625
Charter Communications Operating LLC
8.375% due 04/30/2014	8,840,000	8,994,700
CSC Holdings, Inc.
6.75% due 04/15/2012	5,285,000	5,020,750
7.25% due 07/15/2008	2,550,000	2,569,125
7.625% due 07/15/2018	280,000	266,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,935,000	2,912,987
8.125% due 08/15/2009	270,000	275,400
8.125% due 07/15/2009	650,000	663,000
EchoStar DBS Corp.
6.625% due 10/01/2014	8,000,000	7,640,000
7.00% due 10/01/2013	800,000	788,000
7.125% due 02/01/2016 (a)	2,195,000	2,145,613
ION Media Networks, Inc.
11.6056% due 01/15/2013 (b)	1,355,000	1,402,425
Rainbow National Services LLC
8.75% due 09/01/2012	2,645,000	2,750,800
Rogers Cable, Inc.
8.75% due 05/01/2032	4,200,000	5,091,526
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	2,779,000	2,862,370
Univision Communications, Inc., PIK
9.75% due 03/15/2015	3,510,000	3,501,225
Videotron Ltee.
6.375% due 12/15/2015	3,422,000	3,250,900

		93,412,446
Cellular Communications - 2.40%
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	380,000	392,350
9.25% due 11/01/2014	1,985,000	2,049,513

The accompanying notes are an integral part of the financial statements. 78

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Rogers Wireless, Inc.
7.25% due 12/15/2012	$550,000	$580,722
9.625% due 05/01/2011	550,000	618,912
Rural Cellular Corp.
8.25% due 03/15/2012	6,645,000	6,794,512
8.36% due 06/01/2013 (b)	4,740,000	4,716,300
9.875% due 02/01/2010	2,611,000	2,728,495
True Move Company, Ltd.
10.75% due 12/16/2013	22,914,000	24,288,840
True Move Company, Ltd., Series REGS
10.75% due 12/16/2013	800,000	859,336
UBS Luxembourg SA for OJSC Vimpel
Communications, Series REGS
8.25% due 05/23/2016	4,550,000	4,749,063

		47,778,043
Chemicals - 1.44%
Equistar Chemicals LP
10.125% due 09/01/2008	268,000	278,720
10.625% due 05/01/2011	666,000	700,965
Georgia Gulf Corp.
9.50% due 10/15/2014	8,760,000	8,913,300
Huntsman International LLC
7.875% due 11/15/2014	3,360,000	3,599,400
IMC Global, Inc.
7.30% due 01/15/2028	145,000	139,200
Lyondell Chemical Company
8.00% due 09/15/2014	1,945,000	1,998,488
8.25% due 09/15/2016	1,590,000	1,661,550
Methanex Corp.
8.75% due 08/15/2012	4,405,000	4,845,500
Montell Finance Company BV
8.10% due 03/15/2027	5,330,000	4,850,300
Westlake Chemical Corp.
6.625% due 01/15/2016	1,900,000	1,800,250

		28,787,673
Coal - 0.29%
International Coal Group, Inc.
10.25% due 07/15/2014	5,220,000	5,396,175
Peabody Energy Corp.
6.875% due 03/15/2013	310,000	308,450

		5,704,625
Commercial Services - 1.16%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	13,078,000	13,911,723
PGS Solutions, Inc.
9.625% due 02/15/2015	4,255,000	4,302,430
Rental Service Corp.
9.50% due 12/01/2014	4,865,000	4,962,300

		23,176,453
Computers & Business Equipment - 0.36%
Activant Solutions, Inc.
9.50% due 05/01/2016	7,200,000	7,074,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Construction Materials - 0.17%
Nortek, Inc.
8.50% due 09/01/2014	$3,660,000	$3,486,150

Containers & Glass - 2.61%
Graham Packaging Company, Inc.
9.875% due 10/15/2014	9,965,000	10,077,106
Graphic Packaging International Corp.
9.50% due 08/15/2013	10,780,000	11,197,725
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	365,000	374,581
8.25% due 05/15/2013	6,735,000	6,970,725
8.75% due 11/15/2012	1,905,000	1,990,725
8.875% due 02/15/2009	3,200,000	3,256,000
Owens-Illinois, Inc.
7.35% due 05/15/2008	1,025,000	1,027,562
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010	3,210,000	3,238,088
Plastipak Holdings, Inc.
8.50% due 12/15/2015	3,550,000	3,674,250
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,275,000	8,531
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	6,745,000	6,542,650
8.375% due 07/01/2012	3,595,000	3,599,494

		51,957,437
Correctional Facilities - 0.29%
Corrections Corp. of America
6.25% due 03/15/2013	3,650,000	3,504,000
6.75% due 01/31/2014	2,225,000	2,174,938

		5,678,938
Cosmetics & Toiletries - 0.09%
Playtex Products, Inc.
9.375% due 06/01/2011	1,840,000	1,890,600

Crude Petroleum & Natural Gas - 2.08%
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	8,791,256
6.50% due 08/15/2017	2,565,000	2,430,338
7.00% due 08/15/2014	1,975,000	1,960,187
7.75% due 01/15/2015	35,000	35,612
Encore Acquisition Company
6.00% due 07/15/2015	25,000	22,063
Energy Partners, Ltd.
9.75% due 04/15/2014	1,570,000	1,558,225
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	2,165,800
8.00% due 05/15/2017	2,360,000	2,342,300
OPTI Canada, Inc.
7.875% due 12/15/2014	1,180,000	1,180,000
8.25% due 12/15/2014	2,575,000	2,613,625
PetroHawk Energy Corp.
9.125% due 07/15/2013	3,180,000	3,362,850
Petrozuata Finance, Inc.
8.22% due 04/01/2017	299,000	299,000
Petrozuata Finance, Inc., Series REGS
8.22% due 04/01/2017	1,778,000	1,753,929

The accompanying notes are an integral part of the financial statements. 79

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Petrozuata Finance, Inc., Series REGS (continued)
8.22% due 04/01/2017	$3,883,000	$3,785,925
Pogo Producing Company
6.875% due 10/01/2017	2,825,000	2,803,813
7.875% due 05/01/2013	2,110,000	2,152,200
W&T Offshore, Inc.
8.25% due 06/15/2014	4,245,000	4,245,000

		41,502,123
Domestic Oil - 1.67%
Exco Resources, Inc.
7.25% due 01/15/2011	9,346,000	9,299,270
Stone Energy Corp.
8.25% due 12/15/2011	15,240,000	15,240,000
Swift Energy Company
7.625% due 07/15/2011	1,725,000	1,746,562
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,500,000	6,110,000
7.25% due 05/01/2012	875,000	831,250

		33,227,082
Educational Services - 0.61%
American Achievement Corp.
8.25% due 04/01/2012	956,000	963,170
Education Management Corp.
8.75% due 06/01/2014	3,610,000	3,700,250
10.25% due 06/01/2016	7,180,000	7,556,950

		12,220,370
Electrical Utilities - 2.44%
AES China Generating Company
8.25% due 06/26/2010	115,000	114,935
AES Corp.
8.75% due 05/15/2013	465,000	491,738
8.875% due 02/15/2011	3,100,000	3,266,625
9.00% due 05/15/2015	2,555,000	2,705,106
9.375% due 09/15/2010	5,100,000	5,425,125
9.50% due 06/01/2009	995,000	1,039,775
Edison Mission Energy
7.20% due 05/15/2019	3,950,000	3,713,000
7.625% due 05/15/2027	4,220,000	3,987,900
7.75% due 06/15/2016	4,100,000	4,079,500
Midwest Generation LLC, Series B
8.56% due 01/02/2016	3,126,327	3,333,446
Mirant Americas Generation LLC
8.30% due 05/01/2011	6,896,000	7,120,120
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	3,104,012	3,507,533
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	545,605	654,726
Orion Power Holdings, Inc.
12.00% due 05/01/2010	7,085,000	8,006,050
TECO Energy, Inc.
7.00% due 05/01/2012	25,000	25,834

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
TXU Corp., Series Q
6.50% due 11/15/2024		$1,500,000	$1,240,286

			48,711,699
Electronics - 0.50%
L-3 Communications Corp.
7.625% due 06/15/2012		3,500,000	3,583,125
L-3 Communications Corp., Series B
6.375% due 10/15/2015		6,752,000	6,380,640

			9,963,765
Energy - 2.68%
Dynegy Holdings, Inc.
7.75% due 06/01/2019 (a)		12,330,000	11,466,900
Inergy, LP
6.875% due 12/15/2014		4,575,000	4,334,812
Mirant North America LLC
7.375% due 12/31/2013		4,500,000	4,601,250
NRG Energy, Inc.
7.25% due 02/01/2014		2,800,000	2,807,000
7.375% due 02/01/2016		14,970,000	15,007,425
7.375% due 01/15/2017		3,885,000	3,894,713
Sonat, Inc.
7.625% due 07/15/2011		4,300,000	4,466,745
VeraSun Energy Corp.
9.375% due 06/01/2017		7,405,000	6,886,650

			53,465,495
Financial Services - 5.14%
AmeriCredit Corp.
8.50% due 07/01/2015		5,315,000	5,354,862
E*Trade Financial Corp.
7.375% due 09/15/2013		4,336,000	4,401,040
7.875% due 12/01/2015		2,065,000	2,150,181
El Paso Performance-Linked Trust
7.75% due 07/15/2011		2,845,000	2,930,350
Ford Motor Credit Company
7.00% due 10/01/2013		7,290,000	6,754,156
8.00% due 12/15/2016		3,780,000	3,620,665
8.105% due 01/13/2012 (b)		1,840,000	1,835,332
9.875% due 08/10/2011		350,000	367,371
10.61% due 06/15/2011 (b)		8,957,000	9,675,737
General Motors Acceptance Corp.
6.875% due 08/28/2012		4,745,000	4,637,398
8.00% due 11/01/2031		25,070,000	25,636,106
Global Cash Access LLC
8.75% due 03/15/2012		2,198,000	2,280,425
JSG Funding PLC
7.75% due 04/01/2015		3,405,000	3,409,256
10.125% due 10/01/2012	EUR	50,000	71,907
Nell AF SARL
8.375% due 08/15/2015		$5,780,000	5,534,350
TNK-BP Finance SA
6.625% due 03/20/2017		550,000	534,258
7.50% due 07/18/2016		1,240,000	1,278,440
TNK-BP Finance SA, Series REGS
6.625% due 03/20/2017		1,830,000	1,772,904

The accompanying notes are an integral part of the financial statements. 80

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
TRAINS HY-2006 -1
7.548% due 05/01/2016	$19,164,661	$18,833,687
Ucar Finance, Inc.
10.25% due 02/15/2012	1,266,000	1,326,135

		102,404,560
Food & Beverages - 0.98%
Del Monte Corp.
6.75% due 02/15/2015	6,175,000	5,881,688
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,944,000	1,875,960
8.75% due 07/15/2013	1,950,000	1,901,250
8.875% due 03/15/2011 (a)	2,991,000	2,946,135
Nutro Products, Inc.
9.37% due 10/15/2013 (b)	1,600,000	1,688,960
10.75% due 04/15/2014	4,500,000	5,229,189

		19,523,182
Funeral Services - 0.26%
Service Corp. International
6.75% due 04/01/2016	810,000	767,475
7.50% due 04/01/2027	1,960,000	1,847,300
7.625% due 10/01/2018	1,690,000	1,711,125
7.875% due 02/01/2013	900,000	916,820

		5,242,720
Furniture & Fixtures - 0.67%
Norcraft Companies LP
9.00% due 11/01/2011	6,490,000	6,700,925
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	6,150,000	5,627,250
Sealy Mattress Company
8.25% due 06/15/2014	1,045,000	1,071,125

		13,399,300
Gas & Pipeline Utilities - 2.00%
El Paso Corp.
7.375% due 12/15/2012	2,000,000	2,057,606
7.75% due 01/15/2032	2,885,000	2,906,089
7.80% due 08/01/2031	5,600,000	5,670,879
7.875% due 06/15/2012	5,175,000	5,409,391
El Paso Natural Gas
7.50% due 11/15/2026	70,000	74,743
Northwest Pipeline Corp.
7.00% due 06/15/2016	3,000,000	3,127,500
Southern Natural Gas Company
8.00% due 03/01/2032	870,000	986,704
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	4,400,000	4,928,000
Williams Companies, Inc.
7.125% due 09/01/2011	255,000	261,375
7.625% due 07/15/2019	575,000	606,625
7.875% due 09/01/2021	2,505,000	2,692,875
8.125% due 03/15/2012	615,000	652,669
8.75% due 03/15/2032 (a)	8,855,000	10,249,663

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc., Series A
7.50% due 01/15/2031	$190,000	$196,650

		39,820,769

Healthcare Products - 0.99%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	3,585,000	3,387,825
Leiner Health Products, Inc.
11.00% due 06/01/2012	13,905,000	13,140,225
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	1,650,000	1,650,000
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	1,590,000	1,574,100

		19,752,150

Healthcare Services - 1.41%
DaVita, Inc.
6.625% due 03/15/2013	535,000	522,294
6.625% due 03/15/2013	1,265,000	1,234,956
7.25% due 03/15/2015	7,570,000	7,475,375
U.S. Oncology Holdings, Inc., PIK
9.7969% due 03/15/2012 (b)	7,835,000	7,737,063
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	365,000	297,475
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	10,955,000	10,845,450

		28,112,613

Holdings Companies/Conglomerates - 0.26%
Ashtead Capital, Inc.
9.00% due 08/15/2016	4,920,000	5,153,700

Homebuilders - 0.36%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	280,000	238,000
8.625% due 01/15/2017 (a)	7,175,000	6,888,000
Toll Corp.
8.25% due 12/01/2011	65,000	65,975

		7,191,975

Hotels & Restaurants - 1.13%
Buffets, Inc.
12.50% due 11/01/2014	7,765,000	7,434,988
CCM Merger, Inc.
8.00% due 08/01/2013	4,205,000	4,183,975
Denny's Corp.
10.00% due 10/01/2012	730,000	770,150
El Pollo Loco, Inc.
11.75% due 11/15/2013	2,955,000	3,117,525
OSI Restaurant Partners, Inc.
9.625% due 05/15/2015	3,350,000	3,199,250
Sbarro, Inc.
10.375% due 02/01/2015	3,855,000	3,753,806

		22,459,694

Household Products - 0.38%
Jarden Corp.
7.50% due 05/01/2017	5,575,000	5,505,313

The accompanying notes are an integral part of the financial statements. 81

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Household Products (continued)
Yankee Acquisition Corp., Series B
9.75% due 02/15/2017	$2,135,000	$2,065,612

		7,570,925
Industrial Machinery - 0.28%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	5,365,000	5,633,250

Insurance - 0.16%
Crum & Forster Holdings Corp.
7.75% due 05/01/2017	3,200,000	3,128,000

International Oil - 1.59%
Corral Finans AB, PIK
6.855% due 04/15/2010 (b)	4,850,000	4,825,750
Gaz Capital for Gazprom
6.212% due 11/22/2016	5,140,000	4,993,510
6.51% due 03/07/2022	3,710,000	3,661,770
Gazprom OAO, Series A6
6.95 due 08/06/2009	49,800,000	1,959,290
OAO Gazprom, Series A7
6.79% due 10/29/2009	123,670,000	4,863,171
OAO Gazprom, Series A8
7.00% due 10/27/2011	41,220,000	1,624,068
Pemex Project Funding Master Trust
6.625% due 06/15/2035	3,650,000	3,704,750
9.125% due 10/13/2010	1,150,000	1,265,000
Petroplus Finance, Ltd.
6.75% due 05/01/2014	1,930,000	1,857,625
7.00% due 05/01/2017	3,120,000	3,003,000

		31,757,934
Leisure Time - 4.59%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,045,000	1,024,100
11.00% due 02/01/2016	10,830,000	11,967,150
Boyd Gaming Corp.
6.75% due 04/15/2014	6,875,000	6,737,500
7.75% due 12/15/2012	220,000	225,500
Caesars Entertainment, Inc.
7.00% due 04/15/2013	1,940,000	2,032,150
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	2,940,000	2,895,900
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015	3,500,000	3,500,000
Herbst Gaming, Inc.
7.00% due 11/15/2014	175,000	164,062
8.125% due 06/01/2012	3,700,000	3,737,000
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	6,308,000	6,765,330
Isle of Capri Casinos
7.00% due 03/01/2014	1,350,000	1,277,437
Las Vegas Sands Corp.
6.375% due 02/15/2015	3,900,000	3,709,875
MGM Mirage, Inc.
5.875% due 02/27/2014	1,025,000	927,625
6.625% due 07/15/2015	245,000	222,644

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
MGM Mirage, Inc. (continued)
6.75% due 09/01/2012	$2,085,000	$1,991,175
7.50% due 06/01/2016	1,120,000	1,064,000
7.625% due 01/15/2017	4,180,000	3,976,225
8.375% due 02/01/2011	3,850,000	3,936,625
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	3,415,000	3,380,850
Park Place Entertainment Corp.
7.875% due 03/15/2010	2,510,000	2,569,738
8.125% due 05/15/2011	10,000	10,438
8.875% due 09/15/2008	350,000	359,625
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	1,975,000	2,034,250
8.75% due 10/01/2013	4,750,000	4,963,750
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	609,000
Seneca Gaming Corp.
7.25% due 05/01/2012	3,005,000	3,046,319
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	1,295,000	1,327,375
9.15% due 02/01/2014 (b)	1,450,000	1,464,500
Station Casinos, Inc.
6.00% due 04/01/2012	400,000	376,000
6.50% due 02/01/2014	2,340,000	2,070,900
6.625% due 03/15/2018	2,517,000	2,164,620
6.875% due 03/01/2016	730,000	644,225
7.75% due 08/15/2016	4,958,000	4,908,420
Warner Music Group
7.375% due 04/15/2014	5,685,000	5,287,050

		91,371,358
Liquor - 0.19%
Constellation Brands, Inc.
7.25% due 09/01/2016	3,925,000	3,826,875

Manufacturing - 0.28%
Belden CDT, Inc.
7.00% due 03/15/2017	1,070,000	1,053,950
Koppers, Inc.
9.875% due 10/15/2013	4,220,000	4,504,850

		5,558,800
Medical-Hospitals - 4.04%
Community Health Systems, Inc.
6.50% due 12/15/2012	3,900,000	4,070,504
8.875% due 07/15/2015	13,650,000	13,837,688
Genesis Healthcare Corp.
8.00% due 10/15/2013	5,325,000	5,683,910
HCA, Inc.
5.75% due 03/15/2014 (a)	210,000	177,713
6.25% due 02/15/2013	40,000	36,100
6.375% due 01/15/2015	2,090,000	1,776,500
6.50% due 02/15/2016	4,755,000	4,023,919
7.50% due 12/15/2023	2,950,000	2,545,304
7.69% due 06/15/2025	320,000	278,334
8.75% due 09/01/2010	2,840,000	2,964,250
9.25% due 11/15/2016	5,900,000	6,283,500

The accompanying notes are an integral part of the financial statements. 82

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc. (continued)
9.625% due 11/15/2016	$9,874,000	$10,614,550
Tenet Healthcare Corp.
7.375% due 02/01/2013	4,599,000	4,156,346
9.25% due 02/01/2015	3,966,000	3,767,700
9.875% due 07/01/2014	11,665,000	11,548,350
Triad Hospitals, Inc.
7.00% due 11/15/2013	8,295,380	8,720,095

		80,484,763
Mining - 2.11%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	23,960,000	25,577,300
Noranda Aluminium Holding Corp., PIK
11.1459% due 11/15/2014 (b)	5,980,000	5,875,350
Vale Overseas, Ltd.
6.875% due 11/21/2036	9,020,000	9,066,778
8.25% due 01/17/2034	1,347,000	1,575,587

		42,095,015
Office Furnishings & Supplies - 0.19%
Interface, Inc.
9.50% due 02/01/2014	1,275,000	1,373,813
10.375% due 02/01/2010	2,225,000	2,391,875

		3,765,688
Paper - 1.80%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	7,351,000	6,082,953
7.40% due 04/01/2018	1,850,000	1,498,500
8.375% due 04/01/2015	1,650,000	1,443,750
8.55% due 08/01/2010	375,000	358,125
Appleton Papers, Inc.
8.125% due 06/15/2011	3,775,000	3,888,250
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	5,190,000	5,449,500
NewPage Corp.
10.00% due 05/01/2012	1,220,000	1,317,600
11.6063% due 05/01/2012 (b)	8,235,000	8,976,150
12.00% due 05/01/2013	1,495,000	1,633,288
Smurfit Capital Funding PLC
7.50% due 11/20/2025	1,945,000	1,959,587
Verso Paper Holdings LLC
9.125% due 08/01/2014	935,000	965,387
11.375% due 08/01/2016	2,115,000	2,257,762

		35,830,852
Petroleum Services - 1.81%
Belden & Blake Corp.
8.75% due 07/15/2012	7,490,000	7,677,250
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,480,000
Complete Production Services, Inc.
8.00% due 12/15/2016	5,380,000	5,433,800
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	5,410,000	5,430,287
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	1,825,000	1,759,291

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Enterprise Products Operating LP (continued)
8.375% due 08/01/2066 (b)	$3,670,000	$3,916,819
Pride International, Inc.
7.375% due 07/15/2014	1,680,000	1,684,200
SemGroup LP
8.75% due 11/15/2015	8,430,000	8,472,150
SESI LLC
6.875% due 06/01/2014	255,000	247,987

		36,101,784
Plastics - 0.19%
Milacron Escrow Corp.
11.50% due 05/15/2011	3,960,000	3,831,300

Publishing - 1.85%
Dex Media East LLC
12.125% due 11/15/2012	881,000	948,176
Dex Media West LLC
8.50% due 08/15/2010	300,000	310,875
9.875% due 08/15/2013	1,166,000	1,247,620
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	5,260,000	4,950,975
zero coupon, Step up to 9% on
11/15/2008 due 11/15/2013	7,305,000	6,875,832
8.00% due 11/15/2013	180,000	182,700
Idearc, Inc.
8.00% due 11/15/2016	6,430,000	6,494,300
Primedia, Inc.
8.875% due 05/15/2011	3,942,000	4,060,260
TL Acquisitions, Inc.
10.50% due 01/15/2015	7,620,000	7,391,400
13.25% due 07/15/2015 (b)	5,760,000	4,334,400

		36,796,538
Railroads & Equipment - 0.75%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	2,079,550
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	6,870,000	7,350,900
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,570,000	2,550,725
7.625% due 12/01/2013	1,565,000	1,561,088
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,360,000	1,349,800

		14,892,063
Real Estate - 1.72%
Ashton Woods USA
9.50% due 10/01/2015	3,600,000	3,330,000
Forest City Enterprises
7.625% due 06/01/2015	197,000	198,477
Host Marriott LP, REIT
6.375% due 03/15/2015	4,280,000	4,108,800
7.125% due 11/01/2013 (a)	6,090,000	6,082,388
Kimball Hill, Inc.
10.50% due 12/15/2012	1,693,000	1,540,630

The accompanying notes are an integral part of the financial statements. 83

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Realogy Corp.
12.375% due 04/15/2015	$13,875,000	$12,660,937
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,580,000	1,540,500
6.75% due 04/01/2017	4,860,000	4,799,250

		34,260,982
Retail - 0.55%
Eye Care Centers of America
10.75% due 02/15/2015	2,302,000	2,537,955
Suburban Propane Partners LP
6.875% due 12/15/2013	8,650,000	8,347,250

		10,885,205
Retail Grocery - 0.26%
Delhaize America, Inc.
9.00% due 04/15/2031	4,291,000	5,184,167

Retail Trade - 1.39%
American Greetings Corp.
7.375% due 06/01/2016	490,000	494,900
Blockbuster, Inc.
9.00% due 09/01/2012	5,505,000	5,092,125
Dollar General Corp.
10.625% due 07/15/2015	7,100,000	6,851,500
FTD, Inc.
7.75% due 02/15/2014	3,417,000	3,382,830
Neiman Marcus Group, Inc.
9.00% due 10/15/2015	3,269,000	3,497,830
10.375% due 10/15/2015	7,555,000	8,310,500

		27,629,685
Sanitary Services - 0.47%
Allied Waste North America, Inc.
6.375% due 04/15/2011	950,000	923,875
6.875% due 06/01/2017	4,350,000	4,208,625
7.25% due 03/15/2015	4,205,000	4,162,950

		9,295,450
Semiconductors - 0.56%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	5,520,000	5,271,600
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	3,365,000	3,314,525
9.50% due 10/15/2015	2,560,000	2,521,600

		11,107,725
Steel - 1.35%
Chaparral Steel Company
10.00% due 07/15/2013	2,320,000	2,531,700
Metals USA Holdings Corp.
11.3556% due 01/15/2012 (b)	4,990,000	4,990,000
Metals USA Holdings Corp., PIK
11.36% due 07/01/2012	4,780,000	4,397,600
Metals USA, Inc.
11.125% due 12/01/2015	8,680,000	9,461,200
Tube City IMS Corp.
9.75% due 02/01/2015	5,330,000	5,463,250

		26,843,750

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services - 5.02%
Axtel SAB de CV
7.625% due 02/01/2017	$9,120,000	$9,028,800
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	430,000	429,280
Citizens Communications Company
7.05% due 10/01/2046	1,375,000	1,127,500
7.125% due 03/15/2019	1,010,000	954,450
7.875% due 01/15/2027	5,050,000	4,911,125
9.25% due 05/15/2011	550,000	594,000
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022	4,871,000	4,714,029
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	6,650,000	7,547,750
Inmarsat Finance PLC
zero coupon, Step up to 10.375% on
11/01/2008 due 11/15/2012	4,345,000	4,144,044
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	4,925,000	5,232,812
11.25% due 06/15/2016	12,875,000	14,420,000
iPCS, Inc.
7.48% due 05/01/2013 (b)	4,000,000	4,000,000
Level 3 Communications, Inc.
9.25% due 11/01/2014	4,705,000	4,752,050
Level 3 Financing, Inc.
8.75% due 02/15/2017	610,000	603,137
9.15% due 02/15/2015 (b)	2,420,000	2,420,000
9.25% due 11/01/2014	3,490,000	3,524,900
Lucent Technologies, Inc.
6.45% due 03/15/2029	4,000,000	3,480,000
PAETEC Holding Corp.
9.50% due 07/15/2015	3,950,000	4,014,188
PanAmSat Corp.
9.00% due 08/15/2014	568,000	592,140
9.00% due 06/15/2016	1,150,000	1,204,625
United States West Communications, Inc.
6.875% due 09/15/2033	22,670,000	21,253,125
Wind Acquisition Finance SA
10.75% due 12/01/2015	910,000	1,064,700

		100,012,655
Telephone - 1.88%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	2,322,900
Cincinnati Bell, Inc.
7.00% due 02/15/2015	5,490,000	5,380,200
Nordic Telephone Company Holdings
8.875% due 05/01/2016	6,225,000	6,637,406
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,550,000	3,594,375
Virgin Media, Inc.
9.125% due 08/15/2016	9,310,000	9,752,225
Virgin Media, Inc., Series S
8.75% due 04/15/2014	135,000	139,050

The accompanying notes are an integral part of the financial statements. 84

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Windstream Corp.
8.625% due 08/01/2016		$9,110,000	$9,633,825

			37,459,981
Tobacco - 0.25%
Alliance One International, Inc.
8.50% due 05/15/2012		3,175,000	3,238,500
11.00% due 05/15/2012		1,500,000	1,646,250

			4,884,750
Transportation - 0.22%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		2,490,000	2,514,900
Horizon Lines LLC
9.00% due 11/01/2012		336,000	355,320
Teekay Shipping Corp.
8.875% due 07/15/2011		1,500,000	1,590,000

			4,460,220
Trucking & Freight - 0.57%
Saint Acquisition Corp.
12.50% due 05/15/2017 (a)		12,015,000	11,414,250

TOTAL CORPORATE BONDS (Cost $1,695,516,898)			$1,703,425,981

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.23%
Argentina - 0.23%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	2,185,000,000	507,883
8.50% due 02/23/2005 ^		2,003,000	483,903
9.25% due 10/21/2002 ^		1,075,000	482,511
9.25% due 07/20/2004 ^		600,000	271,904
9.75% due 11/26/2003 ^		925,000	425,814
9.75% due 11/26/2003 ^		1,975,000	878,464
10.00% due 02/22/2007 ^		825,000	390,853
10.00% due 01/03/2007 ^		1,075,000,000	245,964
10.50% due 11/14/2002 ^		3,500,000	795,965

			4,483,261

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $3,546,411)			$4,483,261

COMMON STOCKS - 0.02%
Electrical Utilities - 0.00%
PNM Resources, Inc.		210	5,836

Household Products - 0.00%
Home Interiors *		8,156,736	81,567

Telecommunications Equipment &
Services - 0.02%
NEON Communications Group, Inc. *		68,906	343,152
Viatel Holding, Ltd. *		11,667	129
XO Holdings, Inc. *		5,320	23,727

			367,008

TOTAL COMMON STOCKS (Cost $8,462,961)			$454,411

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.23%

Cable and Television - 0.12%
ION Media Networks, Inc. *	274	$2,452,300

Crude Petroleum & Natural Gas - 0.11%
Chesapeake Energy Corp. *	7,754	2,227,336

TOTAL PREFERRED STOCKS (Cost $4,067,573)		$4,679,636

TERM LOANS - 2.38%

Apparel & Textiles - 0.17%
Simmons Holdco, Inc., PIK
10.61% due 02/15/2012 (b)	3,500,000	3,444,595

Auto Services - 0.15%
Penhall Holdings, PIK
12.84% due 04/01/2012 (b)	3,000,000	3,003,750

Containers & Glass - 0.23%
Berry Plastics Group, Inc.
11.61% due 06/15/2014 (b)	4,500,000	4,479,615

Domestic Oil - 0.91%
Ashmore Energy
8.36% due 03/30/2014 (b)	4,740,000	4,763,700
Sandridge Energy
8.625% due 04/01/2015 (b)	13,000,000	13,325,000

		18,088,700

Healthcare Services - 0.30%
Iasis Holdco, Inc., PIK
10.61% due 06/15/2014 (b)	6,000,000	6,010,020

Paper - 0.19%
Verso Paper Holdings, Inc.
11.61% due 02/01/2013 (b)	4,000,000	3,870,000

Telecommunications Equipment &
Services - 0.43%
Wind Acquisition Finance SA, PIK
12.65% due 12/21/2011 (b)	8,292,521	8,499,834

TOTAL TERM LOANS (Cost $46,682,824)		$47,396,514

WARRANTS - 0.01%

Broadcasting - 0.00%
XM Satellite Radio, Inc.
(Expiration date 03/15/2010; strike
price $45.24)	1,295	971

Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00)	346,000	128,020

Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc., Series A
(Expiration date 01/16/2010; strike
price $6.25)	12,285	8,599
XO Holdings, Inc., Series B
(Expiration date 01/16/2010; strike
price $7.50)	9,212	3,593

The accompanying notes are an integral part of the financial statements. 85

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

WARRANTS (continued)
Telecommunications Equipment &
Services (continued)
XO Holdings, Inc., Series C
(Expiration date 01/15/2010; strike
price $10.00)		9,212	$1,474

			13,666

TOTAL WARRANTS (Cost $107,260)			$142,657

REPURCHASE AGREEMENTS - 3.94%
Merrill Lynch Tri-Party Repurchase
Agreement dated 06/29/2007 at
5.15% to be repurchased at
$78,633,732 on 07/02/2007,
collateralized by $81,085,000
Federal Home Loan Mortgage
Corp., 5.25% due 10/19/2015
(valued at $81,011,568, including
interest)		$78,600,000	$78,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $78,600,000)			$78,600,000

SHORT TERM INVESTMENTS - 2.86%
Bank Negara Malaysia Monetary Notes, Series 1507
zero coupon due 07/12/2007 to
08/09/2007	MYR	24,152,000	$6,966,867
Egypt Treasury Bills, Series 364
zero coupon due 10/30/2007 to
11/06/2007	EGP	101,800,000	17,341,988
John Hancock Cash Investment Trust (c)		$32,616,467	32,616,467

TOTAL SHORT TERM INVESTMENTS
(Cost $56,863,349)			$56,925,322

Total Investments (High Yield Trust)
(Cost $2,023,686,857) - 101.70%			$2,026,351,173
Liabilities in Excess of Other Assets - (1.70)%			(33,916,687)

TOTAL NET ASSETS - 100.00%			$1,992,434,486

Income Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.93%
Federal Home Loan Bank - 2.43%
5.50% due 05/01/2037 to 06/01/2037		$2,998,675	$2,892,190

Federal National Mortgage
Association - 4.50%
5.50% TBA **		3,000,000	2,893,125
6.00% TBA **		2,500,000	2,472,655

			5,365,780

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,276,041)			$8,257,970

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 30.09%
Advertising - 0.56%
Lamar Media Corp.
6.625% due 08/15/2015		$200,000	$189,500
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		500,000	473,750

			663,250

Auto Parts - 0.24%
TRW Automotive, Inc.
7.25% due 03/15/2017		300,000	285,750

Automobiles - 0.21%
Ford Motor Company
7.45% due 07/16/2031		200,000	159,750
General Motors Corp.
8.375% due 07/15/2033		100,000	91,250

			251,000

Building Materials & Construction - 0.52%
KB Home
5.75% due 02/01/2014		700,000	616,000

Cable and Television - 2.30%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		200,000	197,500
Charter Communications Holdings I LLC
11.75% due 05/15/2014		1,000,000	982,500
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015		1,500,000	1,565,625

			2,745,625

Cellular Communications - 0.30%
Clear Channel Communications, Inc.
5.75% due 01/15/2013		400,000	360,159

Chemicals - 1.02%
Ineos Group Holdings PLC
7.875% due 02/15/2016 *	EUR	350,000	443,609
Lyondell Chemical Company
6.875% due 06/15/2017		$800,000	772,000

			1,215,609

Computers & Business Equipment - 0.65%
Seagate Technology HDD Holdings
6.375% due 10/01/2011		800,000	780,000

Containers & Glass - 0.16%
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		200,000	194,000

Crude Petroleum & Natural Gas - 4.33%
Chesapeake Energy Corp.
6.50% due 08/15/2017		2,000,000	1,895,000
6.875% due 11/15/2020		300,000	287,250
Mariner Energy, Inc.
7.50% due 04/15/2013		200,000	196,000
Plains Exploration & Production Company
7.75% due 06/15/2015		1,500,000	1,488,750
Sabine Pass LNG LP
7.50% due 11/30/2016		300,000	298,500

The accompanying notes are an integral part of the financial statements. 86

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
W&T Offshore, Inc.
8.25% due 06/15/2014	$1,000,000	$1,000,000

		5,165,500
Electronics - 1.11%
L-3 Communications Corp.
5.875% due 01/15/2015	300,000	278,250
Sanmina-SCI Corp.
6.75% due 03/01/2013	200,000	182,000
8.11% due 06/15/2014 (b)	400,000	400,000
8.125% due 03/01/2016	500,000	465,000

		1,325,250
Energy - 2.09%
Callon Petroleum Company, Series B
9.75% due 12/08/2010	300,000	297,000
Dynegy Holdings, Inc.
7.75% due 06/01/2019	1,000,000	930,000
Reliant Energy, Inc.
7.625% due 06/15/2014	900,000	877,500
7.875% due 06/15/2017	400,000	388,000

		2,492,500
Financial Services - 4.47%
Ford Motor Credit Company
7.375% due 10/28/2009	2,700,000	2,680,171
General Motors Acceptance Corp.
6.75% due 12/01/2014	500,000	478,828
6.875% due 09/15/2011	1,200,000	1,180,385
Residential Capital Corp.
6.375% due 06/30/2010	1,000,000	987,092

		5,326,476
Gas & Pipeline Utilities - 0.25%
El Paso Corp.
7.75% due 01/15/2032	300,000	302,193

Healthcare Products - 0.37%
Amgen, Inc.
0.375% due 02/01/2013	500,000	443,750

Healthcare Services - 1.79%
DaVita, Inc.
6.625% due 03/15/2013	1,500,000	1,464,375
7.25% due 03/15/2015	300,000	296,250
U.S. Oncology Holdings, Inc., PIK
9.7969% due 03/15/2012 (b)	300,000	294,750
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	81,500

		2,136,875
Homebuilders - 0.71%
Beazer Homes USA, Inc.
6.875% due 07/15/2015	200,000	172,000
D.R. Horton, Inc.
6.50% due 04/15/2016	700,000	669,735

		841,735

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil - 0.96%
Pioneer Natural Resources Company
6.875% due 05/01/2018	$1,200,000 $	1,137,683

Leisure Time - 0.40%
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	475,000

Manufacturing - 0.42%
Berry Plastics Corp.
6.50% due 06/15/2014 (g)	500,000	497,735

Medical-Hospitals - 2.33%
HCA, Inc.
6.50% due 02/15/2016	700,000	592,375
Tenet Healthcare Corp.
9.25% due 02/01/2015	2,300,000	2,185,000

		2,777,375

Petroleum Services - 0.16%
Tesoro Corp.
6.50% due 06/01/2017	200,000	195,500

Pharmaceuticals - 0.26%
Mylan Laboratories, Inc.
6.375% due 08/15/2015	300,000	309,000

Retail Grocery - 0.84%
Smithfield Foods, Inc.
7.75% due 07/01/2017	1,000,000	1,000,000

Retail Trade - 1.22%
Dollar General Corp.
10.625% due 07/15/2015	1,500,000	1,447,500

Sanitary Services - 1.23%
Allied Waste North America, Inc.
6.375% due 04/15/2011	500,000	486,250
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	1,000,000	977,500

		1,463,750

Semiconductors - 1.19%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	500,000	477,500
10.125% due 12/15/2016	1,000,000	940,000

		1,417,500

TOTAL CORPORATE BONDS (Cost $36,609,044)		$35,866,715

COMMON STOCKS - 33.40%
Banking - 1.23%
Bank of America Corp.	30,000	1,466,700

Cellular Communications - 0.28%
Vodafone Group PLC	10,000	336,300

Chemicals - 1.42%
Dow Chemical Company	30,000	1,326,600
Lyondell Chemical Company	10,000	371,200

		1,697,800

Crude Petroleum & Natural Gas - 0.58%
Chesapeake Energy Corp.	20,000	692,000

The accompanying notes are an integral part of the financial statements. 87

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities - 5.66%
Ameren Corp.	15,000	$735,150
Consolidated Edison, Inc.	15,000	676,800
PG&E Corp.	15,000	679,500
Pinnacle West Capital Corp.	16,000	637,600
Portland General Electric Company	50,000	1,372,000
Public Service Enterprise Group, Inc.	10,000	877,800
TECO Energy, Inc.	15,000	257,700
The Southern Company	44,000	1,508,760

		6,745,310
Energy - 2.28%
Duke Energy Corp.	50,000	915,000
Progress Energy, Inc.	4,000	182,360
TXU Corp.	24,000	1,615,200

		2,712,560
Financial Services - 4.81%
CapitalSource, Inc.	10,000	245,900
Citigroup, Inc.	25,000	1,282,250
HSBC Holdings PLC	60,000	1,101,322
JP Morgan Chase & Company	20,000	969,000
Washington Mutual, Inc.	50,000	2,132,000

		5,730,472
Gas & Pipeline Utilities - 2.39%
Atmos Energy Corp.	20,000	601,200
Spectra Energy Corp.	40,000	1,038,400
Trans-Canada Corp.	35,000	1,205,773

		2,845,373
Gold - 0.37%
Barrick Gold Corp.	15,000	436,051

Healthcare Products - 2.07%
Johnson & Johnson	40,000	2,464,800

Holdings Companies/Conglomerates - 1.12%
General Electric Company	35,000	1,339,800

Homebuilders - 0.83%
D.R. Horton, Inc.	30,000	597,900
KB Home	10,000	393,700

		991,600
Industrial Machinery - 0.20%
Caterpillar, Inc.	3,000	234,900

International Oil - 2.12%
BP PLC, ADR	10,000	721,400
Chevron Corp.	7,500	631,800
ConocoPhillips	15,000	1,177,500

		2,530,700
Investment Companies - 0.52%
Canadian Oil Sands Trust, ADR	20,000	619,435

Manufacturing - 0.36%
3M Company	5,000	433,950

Petroleum Services - 0.43%
Halliburton Company	15,000	517,500

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 2.56%
Merck & Company, Inc.	10,000	$498,000
Pfizer, Inc.	100,000	2,557,000

		3,055,000

Real Estate - 0.07%
Anthracite Capital, Inc., REIT	7,400	86,580

Semiconductors - 0.60%
Intel Corp.	30,000	712,800

Telecommunications Equipment &
Services - 1.04%
Verizon Communications, Inc.	30,000	1,235,100

Telephone - 2.09%
AT&T, Inc.	60,000	2,490,000

Trucking & Freight - 0.37%
United Parcel Service, Inc., Class B	6,000	438,000

TOTAL COMMON STOCKS (Cost $40,004,123)		$39,812,731

PREFERRED STOCKS - 0.82%
Chemicals - 0.20%
Huntsman Corp.	5,000	245,000

Energy - 0.21%
PNM Resources, Inc.	5,000	250,000
Financial Services - 0.41%
Morgan Stanley (c)	1,700,000	485,350

TOTAL PREFERRED STOCKS (Cost $938,775)		$980,350

REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$339,130 on 07/02/2007,
collateralized by $350,000 Federal
National Mortgage Association,
5.125% due 01/02/2014 (valued at
$349,563, including interest)	$339,000	$339,000

TOTAL REPURCHASE AGREEMENTS
(Cost $339,000)		$339,000

SHORT TERM INVESTMENTS - 42.14%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007	$20,230,000	$20,227,303
Federal Home Loan Mortgage Corp.
zero coupon due 07/02/2007	30,000,000	29,996,000

TOTAL SHORT TERM INVESTMENTS
(Cost $50,223,303)		$50,223,303

Total Investments (Income Trust)
(Cost $136,390,286) - 113.67%		$135,480,069
Liabilities in Excess of Other Assets - (13.67)%		(16,295,167)

TOTAL NET ASSETS - 100.00%		$119,184,902

The accompanying notes are an integral part of the financial statements. 88

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 29.79%
Treasury Inflation Protected
Securities (d) - 8.86%
1.875% due 07/15/2013	$10,519,685	$10,090,682
2.375% due 04/15/2011	29,046,411	28,728,701

		38,819,383
U.S. Treasury Bonds - 15.52%
6.00% due 02/15/2026	350,000	382,047
6.25% due 08/15/2023	6,500,000	7,217,542
7.875% due 02/15/2021	17,256,000	21,714,243
8.125% due 08/15/2021	8,477,000	10,925,395
8.125% due 08/15/2019 ****	665,000	840,913
8.75% due 08/15/2020	20,150,000	26,909,700

		67,989,840
U.S. Treasury Notes - 5.41%
4.875% due 05/15/2009	23,710,000	23,698,880

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $130,883,514)		$130,508,103

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.79%
Federal Home Loan Bank - 0.60%
5.80% due 09/02/2008	2,595,000	2,610,090

Federal Home Loan Mortgage Corp. - 0.85%
4.00% due 11/15/2019	864,735	765,525
6.30% due 03/15/2023	17,663	17,672
6.50% due 04/01/2029 to 08/01/2034	187,405	190,456
6.625% due 09/15/2009	2,595,000	2,671,080
7.50% due 06/01/2010 to 05/01/2028	61,259	63,668

		3,708,401
Federal National Mortgage
Association - 6.67%
3.125% due 12/15/2007	3,459,000	3,424,285
4.682% due 05/01/2013	1,260,049	1,213,410
4.874% due 02/01/2013	2,090,697	2,032,573
5.00% due 03/01/2019 to 06/01/2019	9,611,195	9,312,509
5.636% due 12/01/2011	1,425,492	1,433,303
5.885% due 11/01/2011	1,091,510	1,108,892
6.051% due 03/01/2012 to 05/01/2012	1,663,384	1,697,952
6.085% due 10/01/2011	961,606	976,312
6.43% due 01/01/2008	240,993	240,468
6.44% due 02/01/2011	2,976,853	3,079,214
6.50% due 02/01/2036	247,230	249,634
6.625% due 09/15/2009	4,324,000	4,451,286
6.80% due 10/01/2007	13,639	13,612
7.00% due 06/01/2029	3,268	3,389

		29,236,839
Government National Mortgage
Association - 0.55%
6.00% due 08/15/2008 to 04/15/2035	630,936	631,685
6.50% due 07/15/2008 to 02/15/2035	268,847	274,352
7.00% due 11/15/2031 to 07/15/2033	1,429,397	1,489,786
8.00% due 07/15/2030 to 10/15/2030	23,061	24,488

		2,420,311

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Housing & Urban Development - 0.12%
7.498% due 08/01/2011		$519,000	$541,917

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $40,789,217)			$38,517,558

FOREIGN GOVERNMENT OBLIGATIONS - 2.35%
Argentina - 0.14%
Republic of Argentina, Series BADL
10.463% due 02/20/2008 (b)	ARS	1,845,300	604,894

Brazil - 2.08%
Federative Republic of Brazil
10.00% due 01/01/2017	BRL	7,850,000	3,899,927
10.00% due 01/01/2014		9,935,000	5,207,625

			9,107,552

Mexico - 0.13%
Government of Mexico
9.00% due 12/24/2009	MXN	6,250,000	598,090

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,349,382)			$10,310,536

CORPORATE BONDS - 40.38%
Advertising - 0.01%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$70,000	66,325

Agriculture - 0.24%
Archer-Daniels-Midland Company
6.75% due 12/15/2027		865,000	911,406
Case New Holland, Inc.
9.25% due 08/01/2011		83,000	87,001
Mosaic Company
7.375% due 12/01/2014		25,000	25,250
7.625% due 12/01/2016		20,000	20,450

			1,044,107

Air Travel - 0.36%
American Airlines
3.857% due 07/09/2010		154,282	147,918
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018		767,653	783,006
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017		610,171	614,747
Continental Airlines, Inc., Series A
5.983% due 04/19/2022		15,000	14,588
Continental Airlines, Inc., Series B
6.903% due 04/19/2022		5,000	4,956
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021		28,202	31,164

			1,596,379

Aluminum - 0.02%
Alcan, Inc.
6.45% due 03/15/2011		81,000	82,755
Novelis, Inc.
7.25% due 02/15/2015		22,000	22,578

			105,333

The accompanying notes are an integral part of the financial statements. 89

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Amusement & Theme Parks - 0.01%
Six Flags, Inc.
8.875% due 02/01/2010	$35,000 $	34,562

Auto Parts - 0.06%
TRW Automotive, Inc.
7.00% due 03/15/2014	200,000	190,500
United Rentals North America, Inc.
6.50% due 02/15/2012	70,000	68,775

		259,275

Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	60,600

Automobiles - 0.38%
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008	995,000	991,560
8.50% due 01/18/2031	400,000	505,476
Ford Motor Company
7.45% due 07/16/2031	65,000	51,919
General Motors Corp.
8.375% due 07/15/2033	111,000	101,287

		1,650,242

Banking - 4.03%
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,468,229
5.42% due 03/15/2017	1,200,000	1,150,397
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	893,533
Citicorp
6.375% due 11/15/2008	519,000	525,805
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	775,428
First Union National Bank
6.919% due 12/15/2036	500,000	551,082
7.80% due 08/18/2010	1,500,000	1,592,223
HBOS PLC
6.00% due 11/01/2033	710,000	697,669
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	164,795
NBD Bancorp
8.25% due 11/01/2024	1,730,000	2,075,581
Republic New York Corp.
9.50% due 04/15/2014	865,000	1,026,149
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	2,379,000	2,423,349
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	410,000	401,308
7.175% due 05/16/2013	750,000	773,092
Sanwa Bank Ltd., New York Branch
7.40% due 06/15/2011	450,000	479,776
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	190,256
VTB Capital SA
6.25% due 07/02/2035	500,000	497,500

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Wachovia Corp.
5.75% due 06/15/2017	$2,000,000	$1,972,397

		17,658,569
Broadcasting - 0.95%
CanWest Media, Inc.
8.00% due 09/15/2012	40,000	39,700
Clear Channel Communications, Inc.
7.65% due 09/15/2010	1,200,000	1,253,338
Comcast Cable Communications
8.50% due 05/01/2027	1,211,000	1,429,722
Liberty Media Corp.
5.70% due 05/15/2013	26,000	24,438
7.75% due 07/15/2009	285,000	294,903
7.875% due 07/15/2009	31,000	32,156
8.25% due 02/01/2030	18,000	17,457
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	682,604
Viacom, Inc.
6.625% due 05/15/2011	400,000	410,569

		4,184,887
Building Materials & Construction - 0.23%
Ahern Rentals, Inc.
9.25% due 08/15/2013	110,000	111,375
SCL Terminal Aereo Santiago
6.95% due 07/01/2012	894,824	903,325

		1,014,700
Business Services - 0.30%
Deluxe Corp.
7.375% due 06/01/2015	155,000	154,225
FedEx Corp., Series 981A
6.72% due 01/15/2022	978,423	1,029,204
Harland Clarke Holdings
9.50% due 05/15/2015	20,000	19,200
Sungard Data Systems, Inc.
9.125% due 08/15/2013	62,000	63,472
10.25% due 08/15/2015	26,000	27,495
West Corp.
11.00% due 10/15/2016	30,000	31,350

		1,324,946
Cable and Television - 2.12%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	85,913
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	25,000	26,094
Coleman Cable, Inc.
9.875% due 10/01/2012	50,000	52,250
Comcast Corp.
6.50% due 11/15/2035	1,050,000	1,017,816
Cox Communications, Inc.
5.875% due 12/01/2016	850,000	831,066
7.125% due 10/01/2012	532,000	562,044
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	41,800

The accompanying notes are an integral part of the financial statements. 90

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
LIN Television Corp., Series B
6.50% due 05/15/2013	$18,000	$17,595
Mediacom Broadband LLC
8.50% due 10/15/2015	30,000	30,150
8.50% due 10/15/2015	48,000	48,240
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013	26,000	26,585
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	55,825
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	403,828
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	32,550
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	17,000	17,510
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	800,229
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,843,168
Time Warner, Inc.
7.25% due 10/15/2017	390,000	415,692
7.70% due 05/01/2032	1,298,000	1,403,592
Viacom, Inc.
6.25% due 04/30/2016	757,000	745,603
7.875% due 07/30/2030	800,000	827,246

		9,284,796
Cellular Communications - 0.69%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	651,558
8.75% due 03/01/2031	433,000	539,786
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	461,307
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	364,000	400,234
Dobson Communications Corp.
8.375% due 11/01/2011	35,000	36,575
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	200,303
Vodafone Group PLC
7.75% due 02/15/2010	714,000	749,988

		3,039,751
Chemicals - 0.49%
Agrium, Inc.
7.125% due 05/23/2036	750,000	777,367
Cytec Industries, Inc.
6.00% due 10/01/2015	1,250,000	1,219,779
Equistar Chemicals LP
10.625% due 05/01/2011	30,000	31,575
Georgia Gulf Corp.
9.50% due 10/15/2014	75,000	76,313
IMC Global, Inc.
7.30% due 01/15/2028	22,000	21,120
Lyondell Chemical Company
8.00% due 09/15/2014	10,000	10,275

		2,136,429

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Coal - 0.08%
Peabody Energy Corp.
6.875% due 03/15/2013	$74,000	$73,630
7.375% due 11/01/2016	290,000	295,800

		369,430
Commercial Services - 0.02%
Aramark Corp.
8.50% due 02/01/2015	35,000	35,612
Rental Service Corp.
9.50% due 12/01/2014	75,000	76,500

		112,112
Computers & Business Equipment - 0.17%
Xerox Corp.
5.50% due 05/15/2012	270,000	265,808
6.40% due 03/15/2016	400,000	402,466
7.20% due 04/01/2016	70,000	72,816

		741,090
Containers & Glass - 0.11%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	112,815
Pactiv Corp.
5.875% due 07/15/2012	360,000	360,932

		473,747
Correctional Facilities - 0.07%
Corrections Corp. of America
6.75% due 01/31/2014	300,000	293,250

Crude Petroleum & Natural Gas - 0.29%
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	196,634
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	618,330
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	61,588
6.625% due 01/15/2016	298,000	286,825
6.875% due 01/15/2016	5,000	4,888
7.50% due 09/15/2013	22,000	22,385
OPTI Canada, Inc.
7.875% due 12/15/2014	35,000	35,000
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	37,012

		1,262,662
Domestic Oil - 0.35%
Delta Petroleum Corp.
7.00% due 04/01/2015	35,000	30,362
Exco Resources, Inc.
7.25% due 01/15/2011	26,000	25,870
Motiva Enterprises LLC
5.20% due 09/15/2012	952,000	931,519
Valero Energy Corp.
8.75% due 06/15/2030	403,000	497,443
Whiting Petroleum Corp.
7.00% due 02/01/2014	22,000	20,680
7.25% due 05/01/2013	22,000	20,900

		1,526,774

The accompanying notes are an integral part of the financial statements. 91

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care - 0.05%
Allegiance Corp.
7.00% due 10/15/2026	$87,000	$89,030
Rite Aid Corp.
8.125% due 05/01/2010	117,000	118,316

		207,346
Electrical Utilities - 3.20%
AES Corp.
9.00% due 05/15/2015	96,000	101,640
Avista Corp.
9.75% due 06/01/2008	113,000	116,623
Baltimore Gas & Electric Company
6.35% due 10/01/2036	250,000	247,575
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,300,062
CMS Energy Corp.
8.50% due 04/15/2011	26,000	27,654
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	391,592
6.15% due 03/15/2012	273,000	274,293
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	31,150
8.375% due 05/01/2016	35,000	34,213
Edison Mission Energy
7.75% due 06/15/2016	30,000	29,850
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	571,011
Georgia Power Company
5.25% due 12/15/2015	250,000	241,155
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	441,743
Northern States Power Company
6.50% due 03/01/2028	433,000	449,873
NSTAR
8.00% due 02/15/2010	1,730,000	1,834,013
Ohio Edison Company
4.00% due 05/01/2008	728,000	719,063
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	926,721
Pacificorp
6.375% due 05/15/2008	865,000	870,398
Pacificorp Australia LLC
6.15% due 01/15/2008	714,000	716,705
PSEG Power LLC
8.625% due 04/15/2031	511,000	624,766
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	369,297
Reliant Energy, Inc.
6.75% due 12/15/2014	41,000	41,820
Southern California Edison Company
6.00% due 01/15/2034	649,000	639,416
TXU Corp., Series O
4.80% due 11/15/2009	476,000	463,127
TXU Corp., Series P
5.55% due 11/15/2014	109,000	92,533
Union Electric Company
6.40% due 06/15/2017	1,570,000	1,601,728

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Wisconsin Electric Power Company
6.50% due 06/01/2028	$606,000	$631,961
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	209,861

		13,999,843
Electronics - 0.15%
Avnet, Inc.
6.625% due 09/15/2016	600,000	607,952
L-3 Communications Corp., Series B
6.375% due 10/15/2015	25,000	23,625
Sanmina-SCI Corp.
8.11% due 06/15/2010 (b)	35,000	35,088

		666,665
Energy - 0.60%
Abu Dhabi National Energy Company
5.875% due 10/27/2016	500,000	489,099
6.50% due 10/27/2036	950,000	921,724
Aquila, Inc.
9.95 due 02/01/2011	70,000	75,491
11.875% due 07/01/2012	30,000	38,250
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	897,289
Mirant North America LLC
7.375% due 12/31/2013	65,000	66,462
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	35,088
7.375% due 02/01/2016	80,000	80,200
7.375% due 01/15/2017	25,000	25,063

		2,628,666
Financial Services - 8.29%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)	860,000	822,447
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	302,379
American General Finance Corp.
5.375% due 10/01/2012	346,000	341,397
Arch Western Finance LLC
6.75% due 07/01/2013	69,000	66,240
Associates Corp. of North America
8.55% due 07/15/2009	519,000	550,604
Beneficial Corp.
8.40% due 05/15/2008	303,000	310,310
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)	480,000	467,082
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	368,041
Capmark Financial Group, Inc.
5.875% due 05/10/2012	935,000	922,747
6.30% due 05/10/2017	220,000	216,492
CIT Group, Inc.
5.60% due 04/27/2011	750,000	744,049
Citigroup, Inc.
4.875% due 05/07/2015	1,989,000	1,870,511
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	203,203

The accompanying notes are an integral part of the financial statements. 92

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Countrywide Financial Corp. (continued)
5.80% due 06/07/2012	$1,380,000	$1,370,279
6.25% due 05/15/2016	420,000	412,483
Countrywide Home Loan
4.00% due 03/22/2011	290,000	271,830
Discover Financial Services
6.45% due 06/12/2017	885,000	883,811
E*Trade Financial Corp.
7.375% due 09/15/2013	13,000	13,195
8.00% due 06/15/2011	22,000	22,550
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	934,696
Erac USA Finance Company
8.00% due 01/15/2011	1,816,000	1,938,059
Farmers Exchange Capital
7.05% due 07/15/2028	425,000	430,537
Ford Motor Credit Company
6.625% due 06/16/2008	40,000	39,973
7.00% due 10/01/2013	119,000	110,253
General Electric Capital Corp.
6.125% due 02/22/2011	433,000	441,354
6.75% due 03/15/2032	2,141,000	2,322,916
General Motors Acceptance Corp.
6.875% due 09/15/2011	432,000	424,939
8.00% due 11/01/2031	535,000	547,081
Goldman Sachs Group, Inc.
5.625% due 01/15/2017	3,575,000	3,426,326
6.125% due 02/15/2033	826,000	787,897
6.875% due 01/15/2011	692,000	719,789
Janus Capital Group, Inc.
6.25% due 06/15/2012	305,000	307,046
JP Morgan Chase Capital XV
5.875% due 03/15/2035	433,000	395,151
KAR Holdings, Inc.
10.00% due 05/01/2015	55,000	53,625
Lazard Group
6.85% due 06/15/2017	1,840,000	1,841,270
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	950,000	914,774
6.11% due 01/29/2037	1,475,000	1,384,026
Mizuho Financial Group, Cayman
5.79% due 04/15/2014	779,000	777,725
Morgan Stanley
4.75% due 04/01/2014 (c)	649,000	606,062
5.55% due 04/27/2017 (c)	285,000	271,887
6.75% due 04/15/2011 (c)	684,000	709,189
Morgan Stanley Dean Witter
6.60% due 04/01/2012 (c)	865,000	897,061
Sun Canada Financial Company
7.25% due 12/15/2015	1,471,000	1,558,620
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	1,035,206
TIAA Global Markets
4.125% due 11/15/2007	640,000	636,913
UFJ Finance Aruba AEC
6.75% due 07/15/2013	714,000	753,908

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
United States Bancorp Oregon
7.50% due 06/01/2026	$1,624,000	$1,874,299

		36,300,232
Food & Beverages - 0.75%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	879,000	999,863
Kraft Foods, Inc.
5.625% due 11/01/2011	390,000	386,948
6.50% due 11/01/2031	1,064,000	1,028,608
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	463,000	470,373
Tyson Foods, Inc.
6.60% due 04/01/2016	400,000	410,696

		3,296,488
Forest Products - 0.23%
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	715,982
7.95% due 03/15/2025	260,000	279,836

		995,818
Gas & Pipeline Utilities - 0.37%
El Paso Natural Gas
5.95% due 04/15/2017	85,000	82,332
Kinder Morgan Energy Partners LP
6.00% due 02/01/2017	725,000	709,499
7.125% due 03/15/2012	692,000	727,971
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	89,175
8.125% due 03/15/2012	34,000	36,082

		1,645,059
Healthcare Products - 0.01%
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	25,000	24,750

Healthcare Services - 0.01%
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,691
7.25% due 03/15/2015	13,000	12,838

		25,529
Homebuilders - 0.70%
Centex Corp.
7.875% due 02/01/2011	865,000	907,700
D.R. Horton, Inc.
6.50% due 04/15/2016	375,000	358,787
7.875% due 08/15/2011	825,000	855,359
9.75% due 09/15/2010	91,000	98,602
KB Home
6.375% due 08/15/2011	5,000	4,750
Pulte Homes, Inc.
8.125% due 03/01/2011	805,000	852,992

		3,078,190
Hotels & Restaurants - 0.07%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	85,000	85,000

The accompanying notes are an integral part of the financial statements. 93

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Riviera Holdings Corp.
11.00% due 06/15/2010	$65,000	$67,384
Wyndham Worldwide Corp.
6.00% due 12/01/2016	185,000	178,427

		330,811

Household Products - 0.24%
Procter & Gamble, Series A
9.36% due 01/01/2021	871,641	1,058,198

Industrials - 0.00%
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012	5,000	4,950

Insurance - 4.76%
AAG Holding Company, Inc.
6.875% due 06/01/2008	1,479,000	1,485,724
ACE Capital Trust II
9.70% due 04/01/2030	752,000	972,614
Ace INA Holdings, Inc.
5.70% due 02/15/2017	160,000	155,632
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	509,798
Dai Ichi Mutual Life Insurance Company
5.73% due 03/17/2014	700,000	687,550
Equitable Life Assurance Society
7.70% due 12/01/2015	680,000	758,477
Everest Reinsurance Holdings, Inc.
6.50% due 05/15/2037	1,475,000	1,409,919
8.75% due 03/15/2010	596,000	640,550
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	519,000	540,837
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	195,000	186,658
7.90% due 06/15/2010	173,000	184,164
Jackson National Life Insurance Company
8.15% due 03/15/2027	1,298,000	1,544,687
Liberty Mutual Insurance Company
7.697% due 10/15/2097	2,000,000	1,945,824
MetLife, Inc.
5.70% due 06/15/2035	692,000	639,511
Metropolitan Life Global Mountain
4.25% due 07/30/2009	500,000	489,718
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	865,000	1,021,436
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	204,237
New York Life Insurance Company
5.875% due 05/15/2033	265,000	255,601
Ohio National Life Insurance Company
8.50% due 05/15/2026	995,000	1,131,324
Premium Asset Trust
4.125% due 03/12/2009	563,000	533,880
Principal Life Global Funding I
6.125% due 10/15/2033	697,000	701,011
Prudential Financial, Inc.
6.10% due 06/15/2017	780,000	786,641
7.65% due 07/01/2007	650,000	650,000

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	$865,000	$895,695
Unitrin, Inc.
6.00% due 05/15/2017	705,000	683,400
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	390,000	398,530
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	341,333
5.60% due 05/15/2015	377,000	364,367
Willis North America, Inc.
6.20% due 03/28/2017	730,000	714,812

		20,833,930
International Oil - 0.31%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	325,000	314,394
6.45% due 06/30/2033	238,000	232,635
Canadian Oil Sands
7.90% due 09/01/2021	465,000	513,966
Newfield Exploration Company
6.625% due 04/15/2016	25,000	24,062
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	246,039
6.875% due 05/01/2018	35,000	33,232

		1,364,328
Leisure Time - 0.33%
AMC Entertainment, Inc.
11.00% due 02/01/2016	40,000	44,200
Harrah's Operating Company, Inc.
6.50% due 06/01/2016	700,000	584,500
Majestic Star Casino LLC
9.75% due 01/15/2011	65,000	62,887
Mandalay Resort Group
10.25% due 08/01/2007	48,000	48,180
MGM Mirage, Inc.
6.00% due 10/01/2009	300,000	297,375
Movie Gallery, Inc.
11.00% due 05/01/2012	43,000	30,100
OED Corp./ Diamond Jo
8.75% due 04/15/2012	55,000	55,000
Park Place Entertainment Corp.
8.125% due 05/15/2011	156,000	162,825
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	45,000	45,394
Station Casinos, Inc.
6.00% due 04/01/2012	35,000	32,900
6.875% due 03/01/2016	14,000	12,355
Wynn Las Vegas LLC
6.625% due 12/01/2014	61,000	58,789

		1,434,505
Liquor - 0.30%
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	34,125
7.25% due 05/15/2017	35,000	34,125
Miller Brewing Company
5.50% due 08/15/2013	1,145,000	1,125,854

The accompanying notes are an integral part of the financial statements. 94

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Liquor (continued)
Molson Coors Capital Financial
4.85% due 09/22/2010	$113,000	$110,357

		1,304,461

Manufacturing - 0.07%
Tyco International Group SA
6.75% due 02/15/2011	300,000	314,399

Medical-Hospitals - 0.34%
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	35,481
HCA, Inc.
6.375% due 01/15/2015	15,000	12,750
7.875% due 02/01/2011	130,000	131,950
9.625% due 11/15/2016	80,000	86,000
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	423,808
6.95% due 07/01/2037	635,000	642,185
Tenet Healthcare Corp.
6.50% due 06/01/2012	15,000	13,425
9.875% due 07/01/2014	120,000	118,800
Triad Hospitals, Inc.
7.00% due 05/15/2012	31,000	32,395

		1,496,794

Metal & Metal Products - 0.05%
Inco, Ltd.
5.70% due 10/15/2015	217,000	210,989

Mining - 0.17%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012	615,000	636,916
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	35,000	36,925
8.375% due 04/01/2017	85,000	90,738

		764,579

Newspapers - 0.18%
News America Holdings, Inc.
9.25% due 02/01/2013	701,000	811,166

Office Furnishings & Supplies - 0.01%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	35,000	35,620

Paper - 0.20%
Alto Parana SA
6.375% due 06/09/2017	475,000	474,629
Bowater Canada Finance Corp.
7.95% due 11/15/2011	74,000	69,652
Georgia-Pacific Corp.
7.00% due 01/15/2015	120,000	115,500
Temple-Inland, Inc.
6.625% due 01/15/2018	200,000	199,181

		858,962

Petroleum Services - 0.44%
Halliburton Company
5.50% due 10/15/2010	593,000	592,425

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Noram Energy Corp.
6.50% due 02/01/2008	$492,000	$494,598
Petroleum Export, Ltd.
5.265% due 06/15/2011	383,476	372,363
Pride International, Inc.
7.375% due 07/15/2014	35,000	35,087
Tesoro Corp.
6.50% due 06/01/2017	425,000	415,437

		1,909,910
Pharmaceuticals - 0.33%
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,211,593
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	75,000	75,094
8.875% due 12/01/2013	75,000	78,375
Mylan Laboratories, Inc.
5.75% due 08/15/2010	5,000	4,975
6.375% due 08/15/2015	26,000	26,780
Omnicare, Inc.
6.75% due 12/15/2013	20,000	19,100
6.875% due 12/15/2015	30,000	28,500

		1,444,417
Publishing - 0.21%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	48,000	45,180
8.00% due 11/15/2013	55,000	55,825
E.W. Scripps Company
6.625% due 10/15/2007	433,000	433,376
Idearc, Inc.
8.00% due 11/15/2016	155,000	156,550
Medianews Group, Inc.
6.375% due 04/01/2014	40,000	33,300
Scholastic Corp.
5.00% due 04/15/2013	230,000	202,081

		926,312
Railroads & Equipment - 0.01%
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	24,875

Real Estate - 3.03%
AMB Property LP, REIT
5.45% due 12/01/2010	255,000	253,592
7.50% due 06/30/2018	364,000	399,156
Archstone-Smith Trust, REIT
5.75% due 03/15/2016	475,000	472,542
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	800,000	795,458
Brandywine Operating Partnership LP, REIT
5.70% due 05/01/2017	825,000	800,157
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	110,000	106,747
5.00% due 05/03/2010	45,000	44,211
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	480,000	476,063

The accompanying notes are an integral part of the financial statements. 95

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Equity One, Inc., REIT
6.00% due 09/15/2017	$700,000	$684,101
ERP Operating LP, REIT
5.125% due 03/15/2016	649,000	612,768
5.375% due 08/01/2016	425,000	407,559
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	750,000	731,178
7.072 due 06/08/2015	433,000	450,048
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,298,000	1,396,531
Host Hotels & Resorts LP, REIT
6.875% due 11/01/2014	15,000	14,831
Kimco Realty Corp., REIT
5.584% due 11/23/2015	410,000	399,762
Liberty Property LP, REIT
7.25% due 03/15/2011	725,000	760,585
Regency Centers LP, REIT
7.95% due 01/15/2011	606,000	649,230
Residential Capital LLC
6.50% due 06/01/2012	1,525,000	1,488,695
Rouse Company LP, REIT
6.75% due 05/01/2013	40,000	39,965
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016	433,000	409,022
6.05% due 06/01/2013	750,000	751,295
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	300,000	295,875
6.75% due 06/01/2010	13,000	13,130
7.125% due 06/01/2015	22,000	22,165
Westfield Group
5.40% due 10/01/2012	800,000	788,830

		13,263,496
Retail - 0.29%
CVS Caremark Corp.
5.75% due 06/01/2017	655,000	631,958
6.125% due 08/15/2016	650,000	644,367

		1,276,325
Retail Grocery - 0.17%
Kroger Company
6.75% due 04/15/2012	671,000	692,960
Pathmark Stores, Inc.
8.75% due 02/01/2012	57,000	58,710

		751,670
Retail Trade - 0.13%
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	494,839
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	57,000	58,710

		553,549
Semiconductors - 0.05%
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	85,000	79,900
MagnaChip Semiconductor SA
6.875% due 12/15/2011	18,000	15,210

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
MagnaChip Semiconductor SA (continued)
8.00% due 12/15/2014	$22,000	$16,060
NXP BV / NXP Funding LLC
9.50% due 10/15/2015	90,000	88,650

		199,820
Software - 0.07%
Intuit, Inc.
5.40% due 03/15/2012	315,000	309,855
Steel - 0.01%
International Steel Group, Inc.
6.50% due 04/15/2014	30,000	30,592
Tube City IMS Corp.
9.75% due 02/01/2015	10,000	10,250

		40,842
Telecommunications Equipment &
Services - 0.59%
Bellsouth Corp.
4.75% due 11/15/2012	973,000	929,882
Citizens Communications Company
9.25% due 05/15/2011	83,000	89,640
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	1,190,000	1,426,292
GCI, Inc.
7.25% due 02/15/2014	65,000	62,075
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	45,000	47,813
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	18,000	18,270
8.63% due 01/15/2015	18,000	18,450
PanAmSat Corp.
9.00% due 08/15/2014	12,000	12,510

		2,604,932
Telephone - 2.05%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	963,805
British Telecommunications PLC
8.625% due 12/15/2010 (b)	519,000	567,147
Qwest Corp.
7.50% due 10/01/2014	80,000	82,000
Sprint Capital Corp.
7.625% due 01/30/2011	1,220,000	1,283,574
8.375% due 03/15/2012	750,000	817,045
Telecom Italia Capital SA
6.00% due 09/30/2034	1,341,000	1,208,139
6.375% due 11/15/2033	300,000	282,585
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	595,457
Verizon Communications, Inc.
5.55% due 02/15/2016	2,120,000	2,065,438
8.75% due 11/01/2021	865,000	1,026,091
Windstream Corp.
8.125% due 08/01/2013	10,000	10,450
8.625% due 08/01/2016	60,000	63,450

		8,965,181

The accompanying notes are an integral part of the financial statements. 96

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco - 0.32%
Alliance One International, Inc.
11.00% due 05/15/2012	$48,000	$52,680
Altria Group, Inc.
7.00% due 11/04/2013	926,000	982,160
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	306,208
7.30% due 07/15/2015	44,000	45,521

		1,386,569

Transportation - 0.30%
DP World, Ltd.
6.85% due 07/02/2037	1,300,000	1,306,512

TOTAL CORPORATE BONDS (Cost $176,615,777)		$176,896,509

MUNICIPAL BONDS - 1.37%
Arizona - 0.20%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	875,000	883,995

California - 0.46%
San Bernardino County California, Series A
5.15% due 08/01/2011	795,000	788,362
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	1,125,000	1,239,041

		2,027,403

Florida - 0.23%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	987,302

Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	114,469

Maryland - 0.06%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	264,961

Michigan - 0.27%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	1,155,000	1,165,753

New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	124,573

New York - 0.09%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	435,000	417,208

TOTAL MUNICIPAL BONDS (Cost $6,016,296)		$5,985,664

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.68%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	800,000	782,562
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.74% due 05/10/2045 (b)	2,000,000	1,994,031

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	$2,594,203	$2,648,584
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	2,594,203	2,459,308
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.75% due 09/11/2038 (b)	2,000,000	1,993,148
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	1,566,805	1,571,770
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	1,935,840	1,950,942
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	2,528,901	2,570,074
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.77% due 06/10/2046 (b)	2,000,000	1,998,457
Diversified REIT Trust, Series 2000-1A, Class B
6.971% due 03/08/2010	2,000,000	2,050,078
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	2,261,073	2,292,625
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743% due 05/12/2035	570,725	563,602
Government National Mortgage Association, Series
2006-38, Class XS
1.93% IO due 09/16/2035 (b)	584,428	33,241
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB14, Class A4
5.47% due 12/12/2044 (b)	1,500,000	1,463,158
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,419,415
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	1,276,131	1,279,922
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,340,404
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.89% due 06/15/2038 (b)	1,700,000	1,712,392
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.66% due 05/12/2039 (b)	2,000,000	1,985,744
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030	559,207	561,241
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031	2,137,298	2,147,857

The accompanying notes are an integral part of the financial statements. 97

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035	$1,729,469	$1,775,249
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	726,377	745,213
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	262,716
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	2,330,810	2,344,583
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,444,725

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,680,597)		$42,391,041

ASSET BACKED SECURITIES - 3.99%
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009	1,505,000	1,470,091
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	2,660,000	2,608,190
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	2,378,429	2,343,030
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class A2
5.261% due 04/25/2037	900,000	907,594
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	1,786,000	1,762,317
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	2,595,000	2,539,026
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	518,813	535,783
Merrill Lynch First Franklin Mortgage Loan, Series
2007-3, Class B1
6.65% due 06/25/2037 (b)	265,000	261,105
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	217,000	223,357
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/2011	2,595,000	2,585,041
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67% due 10/15/2010	420,480	419,343
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	1,855,000	1,839,267

TOTAL ASSET BACKED SECURITIES
(Cost $17,595,013)		$17,494,144

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 1.14%
The Bank of New York Tri-Party
Repurchase Agreement dated
06/29/2007 at 5.24% to be
repurchased at $5,002,229 on
07/02/2007, collateralized by
$145,326,032 Federal Home Loan
Mortgage Corp., 7.50% due
01/01/2019 (valued at $5,100,000,
including interest)		$5,000,000	$5,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,000,000)			$5,000,000

SHORT TERM INVESTMENTS - 0.14%
Egypt Treasury Bills, Series 182
zero coupon due 08/07/2007	EGP	450,000	$77,725
Egypt Treasury Bills, Series 91
zero coupon due 07/03/2007		3,050,000	530,301

TOTAL SHORT TERM INVESTMENTS
(Cost $608,614)			$608,026

Total Investments (Investment Quality Bond Trust)
(Cost $430,538,410) - 97.63%			$427,711,581
Other Assets in Excess of Liabilities - 2.37%			10,377,855

TOTAL NET ASSETS - 100.00%			$438,089,436

Real Return Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 93.02%
Treasury Inflation Protected
Securities (d) - 92.02%
0.875% due 04/15/2010		$68,510,625	$65,063,718
1.625% due 01/15/2015		33,503,316	31,142,371
1.875% due 07/15/2013 to 07/15/2015		158,834,460	150,709,610
2.00% due 04/15/2012 to 01/15/2026		244,511,963	231,745,339
2.375% due 01/15/2017 to 01/15/2027		158,262,950	152,349,956
2.50% due 07/15/2016		61,195,155	60,511,483
3.00% due 07/15/2012		36,446,560	37,152,712
3.375% due 01/15/2012 to 04/15/2032		18,252,717	20,382,666
3.50% due 01/15/2011		72,305,496	74,389,919
3.625% due 01/15/2008 to 04/15/2028		74,612,903	86,196,696
3.875% due 01/15/2009 to 04/15/2029		65,104,330	75,452,565
4.25% due 01/15/2010		53,321,328	55,341,726

			1,040,438,761
U.S. Treasury Bonds - 0.10%
6.625% due 02/15/2027		1,000,000	1,171,406

U.S. Treasury Notes - 0.90%
4.50% due 02/28/2011		1,000,000	986,406
4.875% due 04/30/2011		9,200,000	9,186,347

			10,172,753

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,045,132,458)		$ 1,051,782,920

The accompanying notes are an integral part of the financial statements. 98

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.38%
Federal Home Loan Mortgage Corp. - 0.04%
4.559% due 01/01/2034 ***		$428,641	$423,687

Federal National Mortgage
Association - 8.34%
4.5650% due 07/01/2035 ***		3,702,049	3,679,786
4.6930% due 01/01/2035 ***		453,398	446,683
5.50% TBA ** ***		47,400,000	45,704,500
5.864% due 07/01/2044 ***		102,219	103,472
5.958% due 03/01/2044 to 09/01/2044 ***		4,679,915	4,736,212
6.00% due 04/01/2036 to 11/01/2036 ***		3,894,296	3,854,798
6.00% TBA ** ***		36,000,000	35,606,232
6.229% due 10/01/2044 ***		180,849	183,080

			94,314,763

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $95,070,723)			$94,738,450

FOREIGN GOVERNMENT OBLIGATIONS - 0.46%
United Kingdom - 0.46%
United Kingdom Gilt Inflation Linked, Series 8MO
2.50% due 05/20/2009 ***	GBP	1,000,000	5,157,876

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,073,577)			$5,157,876

CORPORATE BONDS - 18.97%
Automobiles - 0.86%
DaimlerChrysler N.A. Holding Corp.
5.84% due 09/10/2007 (b)***		$4,600,000	4,603,647
DaimlerChrysler N.A. Holding Corp., Series MTN
5.71% due 03/13/2009 (b)***		5,100,000	5,105,601

			9,709,248
Banking - 8.88%
Bank of America Corp.
5.3781% due 11/06/2009 (b)***		700,000	699,655
Bank of America Corp., Series MTNJ
5.5231% due 02/17/2009 (b)***		2,100,000	2,104,677
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***		4,700,000	4,701,081
Bank of Ireland, Series MTN
5.375% due 12/19/2008 (b)***		6,400,000	6,405,920
5.415% due 12/18/2009 (b)***		900,000	901,259
Banque Nationale de Paris, Series YCD
5.262% due 05/28/2008 (b)***		4,800,000	4,800,643
Banque Nationale de Paris/New York, Series YCD
5.27% due 09/23/2008 (b)***		3,700,000	3,697,835
BNP Paribas
5.261% due 07/03/2008 ***		8,900,000	8,898,229
Charter One Bank N.A., Series BKNT
5.405% due 04/24/2009 (b)***		5,900,000	5,905,516
Commonwealth Bank of Australia
5.39% due 06/08/2009 (b)***		300,000	300,131
Credit Agricole SA/London
5.36% due 05/28/2009 (b)***		5,500,000	5,499,488
DnB NORBank ASA
5.4434% due 10/13/2009 (b)***		900,000	900,015

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Export-Import Bank of Korea, Series 97
5.57% due 10/04/2011 (b)***	$1,200,000	$1,200,211
Fortis Bank
5.265% due 06/30/2008 (b)***	5,400,000	5,400,756
HSBC Finance Corp.
5.375% due 05/21/2008 (b)***	1,100,000	1,100,525
5.42% due 10/21/2009 (b)***	1,600,000	1,600,147
Nordea Bank Finland, Series YCD
5.307% due 04/09/2009 ***	5,200,000	5,200,203
5.825% due 12/01/2008 (b)***	5,600,000	5,598,639
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***	3,100,000	3,101,104
Royal Bank of Canada
5.265% due 06/30/2008 ***	7,200,000	7,204,486
Royal Bank of Scotland PLC
5.4238% due 07/21/2008 (b)***	300,000	300,198
Santander US Debt SA Unipersonal
5.40% due 09/21/2007 (b)***	300,000	300,035
5.42563% due 11/20/2009 ***	4,700,000	4,700,743
5.45% due 09/19/2008 (b)***	400,000	400,293
Skandinaviska Enskilda Banken AB, Series YCD
5.35% due 02/13/2009 (b)***	900,000	900,354
Unicredit Luxembourg Finance SA
5.4256% due 10/24/2008 (b)***	1,300,000	1,300,365
Unicredito Italiano, Series YCD
5.358% due 05/06/2008 (b)***	1,100,000	1,100,052
5.37% due 05/29/2008 (b)***	4,100,000	4,094,362
Wachovia Bank NA, Series BKNT
5.36% due 02/23/2009 (b)***	5,100,000	5,100,755
5.43% due 12/02/2010 (b)***	1,700,000	1,699,815
Westpac Banking Corp., Series DPNT
5.28% due 06/06/2008 (b)***	4,700,000	4,699,676
World Savings Bank FSB, Series BKNT
5.4153% due 05/08/2009 (b)***	300,000	300,029
5.415% due 06/20/2008 (b)***	300,000	300,196

		100,417,393
Cable and Television - 0.47%
CSC Holdings, Inc.
7.875% due 12/15/2007 ***	1,600,000	1,610,000
Echostar DBS Corp.
7.00% due 10/01/2013 ***	3,800,000	3,743,000

		5,353,000
Cellular Communications - 0.42%
America Movil SAB de CV
5.4656% due 06/27/2008 (b)***	4,800,000	4,794,768

Crude Petroleum & Natural Gas - 0.40%
Chesapeake Energy Corp.
2.50% due 05/15/2037 ***	4,400,000	4,477,704

Diversified Financial Services - 0.12%
General Electric Capital Corp., Series MTN
5.40% due 12/12/2008 (b)***	600,000	600,552
General Electric Capital Corp., Series MTN
5.41% due 10/26/2009 (b)***	800,000	800,322

		1,400,874

The accompanying notes are an integral part of the financial statements. 99

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services - 7.05%
Abbey National Treasury Services PLC, Series YCD
5.275% due 07/02/2008 (b)***		$5,000,000	$5,000,930
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***		400,000	399,799
Atlas Reinsurance PLC
7.7167% due 01/10/2010 (b)***	EUR	8,900,000	12,181,562
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***		$400,000	392,189
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***		300,000	300,330
Caylon NY
5.34% due 01/16/2009 ***		4,100,000	4,100,697
Citigroup Funding, Inc., Series MTN
5.32% due 04/23/2009 (b)***		5,300,000	5,299,740
Citigroup, Inc.
5.3925% due 12/28/2009 (b)***		4,900,000	4,901,107
5.40% due 12/26/2008 (b)***		1,000,000	1,000,492
5.395% due 01/30/2009 (b)***		700,000	700,181
5.405% due 05/02/2008 (b)***		700,000	700,544
East Lane Re Ltd.
12.36% due 05/06/2011 (b)***		300,000	299,937
Ford Motor Credit Company
7.25% due 10/25/2011 ***		2,150,000	2,069,229
Ford Motor Credit Company LLC
7.80% due 06/01/2012 ***		150,000	146,329
General Electric Capital Corp.
5.40% due 03/04/2008 (b)***		2,100,000	2,101,586
General Electric Capital Corp., Series MTN
5.38% due 10/24/2008 (b)***		700,000	700,284
Goldman Sachs Group, Inc.
5.4056% due 12/23/2008 (b)***		4,800,000	4,800,062
5.66% due 06/28/2010 (b)***		3,500,000	3,520,104
Goldman Sachs Group, Inc., Series MTNB
5.45% due 12/22/2008 (b)***		4,800,000	4,804,766
JP Morgan Chase & Company, Series 1
5.37% due 06/26/2009 (b)***		500,000	500,379
Lehman Brothers Holdings, Inc., Series MTN
5.37% due 11/24/2008 (b)***		300,000	300,029
5.41% due 12/23/2008 (b)***		4,800,000	4,803,432
Longpoint Re Ltd.
10.61% due 05/08/2010 (b)***		1,000,000	997,200
Merrill Lynch & Company, Inc., Series 1
5.395% due 12/22/2008 (b)***		4,800,000	4,799,386
Merrill Lynch & Company, Inc., Series MTN
5.4138% due 10/23/2008 (b)***		2,000,000	2,002,318
Morgan Stanley, Series EMTN
5.6138% due 01/22/2009 (b)***		200,000	200,114
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)***		900,000	899,783
Mystic Re, Ltd.
14.37% due 12/05/2008 (b)***		600,000	594,840
15.36% due 06/07/2011 (b)***		1,700,000	1,737,230
Nisource Finance Corp.
5.93% due 11/23/2009 (b)***		400,000	400,622
Phoenix Quake Wind, Ltd.
7.80% due 07/03/2008 (b)***		1,500,000	1,503,510

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Pylon, Ltd., Class A Catastrophe Bond
3.616% due 12/29/2008 (b)***	EUR	600,000	$818,309
Pylon, Ltd., Class B Catastrophe Bond
6.016% due 12/29/2008 (b)***		1,000,000	1,376,827
Rabobank Nederland
5.3756% due 01/15/2009 (b)***		$500,000	500,159
Redwood Capital IX, Ltd., Series D
13.1138% due 01/09/2008 (b)***		400,000	403,360
Residential Reinsurance 2005 Ltd, Series A
10.81% due 06/06/2008 (b)***		900,000	869,625
Residential Reinsurance 2007 Ltd, Series CL1
12.61% due 06/07/2010 (b)***		2,700,000	2,701,350
Vita Capita IIl, Ltd.
6.2494% due 01/01/2010 (b)***		300,000	299,370
Vita Capital III Ltd., Series B-II
6.4856% due 01/01/2012 (b)***		600,000	601,860

			79,729,571

Hotels & Restaurants - 0.04%
Harrah's Operating Company, Inc.
7.50% due 01/15/2009 ***		400,000	406,000

Insurance - 0.49%
American International Group, Inc.
5.365% due 06/23/2008 (b)***		4,800,000	4,800,893
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)***		700,000	699,440

			5,500,333

Retail - 0.24%
Wal-Mart Stores, Inc.
5.265% due 06/16/2008 (b)***		2,700,000	2,699,017

TOTAL CORPORATE BONDS (Cost $213,693,071)			$214,487,908

MUNICIPAL BONDS - 0.08%
California - 0.01%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed
Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023 ***		80,000	80,690

New York - 0.02%
New York City Municipal Finance Authority
Water & Sewer System Revenue, Series D
4.75% due 06/15/2038 ***		200,000	198,710

Rhode Island - 0.05%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023 ***		600,000	636,654

TOTAL MUNICIPAL BONDS (Cost $811,771)			$916,054

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.10%
American Home Mortgage Investment Trust, Series
2005-2, Class 5A2
5.47% due 09/25/2035 (b)***		88,925	88,929
Arkle Master Issuer PLC, Series 2006-1A, Class 1A
5.30% due 11/19/2007 (b)***		1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements. 100

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.6135% due 02/20/2036 (b)***	$2,134,477	$2,112,377
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033 ***	186,031	186,060
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.51% due 02/25/2034 (b)***	3,717,878	3,715,472
Bear Stearns Asset Backed Securities, Inc., Series
2006-IM1, Class A4
5.41% due 04/25/2036 (b)***	199,973	199,980
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030 ***	500,000	502,573
Citigroup Commercial Mortgage Trust,
Series 2006-FL2, Class A1
5.39% due 11/15/2036 (b)***	253,227	253,377
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	145,833	146,838
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	2,717,685	2,661,415
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WMC1, Class A2A
5.40% due 12/25/2035 (b)***	390,415	390,444
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032 ***	468,728	471,718
Countrywide Alternative Loan Trust,
Series 2006-OA19, Class A1
5.53% due 02/20/2047 (b)***	1,079,164	1,077,106
Countrywide Alternative Loan Trust,
Series 2007-OA7, Class A1A
5.50% due 05/25/2047 (b)***	367,893	368,678
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1A
5.40% due 09/20/2046 (b)***	462,123	461,988
Countrywide Alternative Loan Trust, Series
2006-OA8, Class 2A1
5.39% due 07/25/2046 (b)***	228,182	228,173
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.7857% due 11/19/2033 (b)***	178,558	171,745
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-R2,
Class 1AF1
5.66% due 06/25/2035 (b)***	499,958	498,812
Countrywide Home Loans, Series 2005-3, Class 1A2
5.61% due 04/25/2035 (b)***	1,613,162	1,617,077
CS First Boston Mortgage Securities Corp.,
Series 2005-C6, Class A1
4.938% due 12/15/2040 ***	622,455	616,876
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AB4, Class A1B1
5.42% due 10/25/2036 (b)***	778,200	778,459

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AR6, Class A1
5.43% due 07/01/2023 (b)***	$1,573,960	$1,574,333
Federal Home Loan Mortgage Corp.
5.00% due 01/15/2033 ***	22,400,000	22,394,750
Federal Home Loan Mortgage Corp. , Series
2007-3335, Class AF
5.47% due 10/15/2020 (b)***	11,100,000	11,089,594
Federal Home Loan Mortgage Corp. , Series
2007-3335, Class BF
5.47% due 07/15/2019 (b)***	11,100,000	11,090,461
Federal Home Loan Mortgage Corp., REMICS,
Series 2002-2504, Class J
5.50% due 05/15/2016 ***	7,057,024	7,052,347
Federal Home Loan Mortgage Corp., Series
2003-2608, Class FJ
5.72% due 03/15/2017 (b)***	990,086	995,731
Federal Home Loan Mortgage Corp., Series
2006-3253, Class A
5.00% due 08/15/2020 ***	4,404,016	4,324,630
Federal Home Loan Mortgage Corp., Series
2007-3266, Class C
5.00% due 02/15/2020 ***	4,585,184	4,515,005
Federal Home Loan Mortgage Corp., Series 2638,
Class FA
5.72% due 11/15/2016 (b)***	854,950	860,035
Federal Home Loan Mortgage Corp.,
Series 2561, Class BH
4.50% due 05/15/2017 ***	308,815	301,330
Federal Home Loan Mortgage Corp.,
Series 2672, Class TN
4.00% due 03/15/2023 ***	196,262	194,475
Federal Home Loan Mortgage Corp.,
Series 2752, Class FM
5.67% due 12/15/2030 (b)***	290,728	291,387
Federal Home Loan Mortgage Corp.,
Series 2905, Class UY
4.00% due 10/15/2023 ***	458,145	451,000
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.227% due 02/25/2045 (b)***	2,362,768	2,352,428
Federal Home Loan Mortgage Corp.,
Structured Pass Through Securities,
Series T-62, Class 1A1
6.227% due 10/25/2044 (b)***	77,216	77,889
Federal National Mortgage Association
4.6729% due 05/25/2035 (b)***	1,900,000	1,874,422
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
5.67% due 05/25/2042 (b)***	198,691	199,060
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044 ***	702,209	700,200
Federal National Mortgage Association, Series
2006-118, Class A2
5.38% due 12/25/2036 (b)***	408,503	407,152

The accompanying notes are an integral part of the financial statements. 101

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2004-63, Class FA
5.47% due 08/25/2034 (b)***	$368,302	$368,322
First Horizon Alternative Mortgage Securities,
Series 2004-AA1, Class A1
4.7315% due 06/25/2034 (b)***	667,656	659,023
Fremont Home Loan Trust, Series 2005-E, Class
2A2
5.49% due 01/25/2036 (b)***	129,245	129,271
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)***	3,623,782	3,541,273
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.43% due 01/25/2047 (b)***	771,283	771,226
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
5.54% due 06/25/2045 (b)***	847,824	848,020
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	521,155	521,283
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
5.54% due 05/19/2035 (b)***	213,882	214,069
Harborview Mortgage Loan Trust,
Series 2006-1, Class 2A1A
5.56% due 03/19/2037 (b)***	731,226	732,322
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A11
5.44% due 12/19/2037 (b)***	339,932	340,188
HSI Asset Securitization Corp. Trust, Series
2007-WF1, Class 2A1
5.38% due 05/25/2037 (b)***	2,300,000	2,300,000
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 2A1
5.40% due 12/25/2035 (b)***	300,084	300,128
Impac Secured Assets Corp.,
Series 2006-4, Class A2A
5.56% due 09/25/2036 (b)***	282,870	282,938
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.44% due 11/25/2046 (b)***	776,769	769,251
JP Morgan Mortgage Trust, Series 2007-A1, Class
3A3
5.012% due 07/25/2035 (b)***	1,887,520	1,858,129
Lehman XS Trust, Series 2006-16N, Class A1A
5.43% due 11/25/2046 (b)***	928,728	928,658
Lehman XS Trust, Series 2006-4N, Class A1A
5.40% due 04/25/2046 (b)***	749,597	749,596
Master Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.7862% due 11/21/2034 (b)***	500,000	489,862
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	618,926	621,302

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mellon Residential Funding Corp.,
Series 2001-TBC1, Class A1
5.67% due 11/15/2031 (b)***	$802,390	$803,253
Merrill Lynch Floating Trust, Series 2006-1, Class A1
5.39% due 06/15/2022 (b)***	177,848	177,848
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
5.65% due 08/25/2035 (b)***	315,464	315,854
Securitized Asset Sales, Inc., Series 1993-6, Class
A5
7.6097% due 11/26/2023 (b)***	9,638	9,608
Sequoia Mortgage Trust, Series 5, Class A
5.67% due 10/19/2026 (b)***	300,174	300,208
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)***	462,353	462,255
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
6.429% due 01/25/2035 (b)***	252,442	253,596
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR4, Class 2A1
5.51% due 06/25/2036 (b)***	205,739	205,852
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A8
5.39% due 08/25/2036 (b)***	570,375	570,471
Structured Asset Securities Corp., Series
2006-NC1, Class A6
5.37% due 05/25/2036 (b)***	55,678	55,674
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4, Class A1B
5.42% due 09/25/2036 (b)***	92,246	92,272
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6, Class A1
5.46% due 01/25/2037 (b)***	920,173	920,632
Thornburg Mortgage Securities Trust, Series
2006-2, Class A2A
5.43% due 04/25/2036 (b)***	90,285	90,461
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.43% due 12/25/2036 (b)***	4,002,847	4,000,373
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	1,565,774	1,564,108
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.41% due 09/15/2021 (b)***	8,003,813	8,003,118
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
5.40% due 06/15/2020 (b)***	5,500,000	5,500,000
Washington Mutual Mortgage Pass Through
Certificates, Series 2006-AR9, Class 1A
6.029% due 08/25/2046 (b)***	3,464,506	3,472,626
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	101,060	101,091

The accompanying notes are an integral part of the financial statements. 102

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR15, Class A1A1
5.58% due 11/25/2045 (b)***	$330,691	$331,772
Washington Mutual Mortgage Securities Corp.,
Series 2006-AR3, Class A1A
6.029% due 02/25/2046 (b)***	1,991,934	1,994,508
Washington Mutual, Inc., Series 2006-AR15, Class
2A
5.777% due 11/25/2046 (b)***	284,905	285,900
Washington Mutual, Inc.,
Series 2005-AR11, Class A1B1
5.61% due 08/25/2045 (b)***	59,569	59,599
Washington Mutual, Inc.,
Series 2006-AR17, Class 1A1A
5.958% due 12/25/2046 (b)***	252,404	252,430
Washington Mutual, Inc.,
Series 2006-AR7, Class 3A
5.724% due 07/25/2046 (b)***	1,367,482	1,373,787
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A12
4.1098% due 06/25/2035 (b)***	573,359	570,200
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.5394% due 09/25/2034 (b)***	379,177	369,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $136,966,931)		$136,855,987

ASSET BACKED SECURITIES - 8.90%
Americredit Prime Automobile Receivable, Series
2007-1, Class A1
5.3223% due 06/09/2008 ***	5,100,000	5,100,000
Aames Mortgage Investment Trust, Series 2006-1,
Class A1
5.38% due 04/25/2036 (b)***	47,192	47,196
Accredited Mortgage Loan Trust, Series 2005-3,
Class A2B
5.48% due 09/25/2035 (b)***	216,167	216,191
ACE Securities Corp., Series 2006-CW1, Class A2A
5.37% due 07/25/2036 (b)***	304,380	304,404
ACE Securities Corp., Series 2006-NC3, Class A2A
5.37% due 12/25/2036 (b)***	300,884	300,883
ACE Securities Corp., Series 2005-HE6, Class A2A
5.43% due 10/25/2035 (b)***	318,681	318,700
Argent Securities, Inc., Series 2006-M3, Class A2A
5.37% due 10/25/2036 (b)***	752,213	752,248
Argent Securities, Inc., Series 2006-W1, Class A2A
5.40% due 03/25/2036 (b)***	267,354	267,377
Argent Securities, Inc., Series 2006-W3, Class A2A
5.39% due 04/25/2036 (b)***	263,658	263,636
Asset Backed Funding Certificates, Series
2004-OPT5, Class A1
5.67% due 06/25/2034 (b)***	882,819	884,771
Asset Backed Funding Certificates, Series
2006-OPT3, Class A3A
5.38% due 11/25/2036 (b)***	142,316	142,324

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Asset Backed Securities Corp. Home Equity,
Series 2006-HE7, Class A2
5.37% due 11/25/2036 (b)***	$114,077	$114,083
Bank One Issuance Trust, Series 2003-A3, Class A3
5.43% due 12/15/2010 (b)***	400,000	400,409
Bear Stearns Asset Backed Securities, Inc., Series
2002-2, Class A1
5.65% due 10/25/2032 (b)***	41,207	41,259
Bear Stearns Asset Backed Securities, Inc., Series
2004-BO1, Class 1A1
5.52% due 09/25/2034 (b)***	313,629	313,763
Bear Stearns Asset Backed Securities, Inc., Series
2005-4, Class A
5.65% due 01/25/2036 (b)***	105,964	105,977
Bear Stearns Asset Backed Securities, Inc., Series
2006-AQ1, Class 2A1
5.40% due 10/25/2036 (b)***	987,728	987,675
Bear Stearns Asset Backed Securities, Inc., Series
2006-EC1, Class A1
5.40% due 12/25/2035 (b)***	94,386	94,393
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE10, Class 21A1
5.42% due 12/25/2036 (b)***	1,654,766	1,655,217
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE9, Class 1A1
5.37% due 11/25/2036 (b)***	77,002	76,956
Centex Home Equity, Series 2006-A, Class AV1
5.37% due 06/25/2036 (b)***	819,592	819,614
Chase Credit Card Master Trust, Series 2002-7,
Class A
5.44% due 02/15/2010 (b)***	200,000	200,083
Chase Credit Card Master Trust, Series 2003-6,
Class A
5.43% due 02/15/2011 (b)***	900,000	901,366
Chase Credit Card Master Trust,
Series 2003-3, Class A
5.43% due 10/15/2010 (b)***	400,000	400,494
Chase Issuance Trust, Series 2005-A1, Class A1
5.33% due 12/15/2010 (b)***	300,000	300,070
Citibank Credit Card Issuance Trust, Series
2003-A1, Class A1
5.4738% due 01/15/2010 (b)***	400,000	400,275
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
5.37% due 11/25/2036 (b)***	248,882	248,894
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
5.37% due 03/25/2037 (b)***	555,569	555,597
Countrywide Asset-Backed Certificates, Series
2006-21, Class 2A1
5.37% due 12/25/2036 (b)***	252,707	252,577
Countrywide Asset-Backed Certificates, Series
2006-22, Class 2A1
5.37% due 05/25/2037 (b)***	339,005	339,354
Countrywide Asset-Backed Certificates, Series
2006-23, Class 2A1
5.418% due 11/25/2037 (b)***	3,899,949	3,899,692

The accompanying notes are an integral part of the financial statements. 103

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2006-1, Class AF1
5.45% due 07/25/2036 (b)***	$156,988	$156,993
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
5.38% due 09/25/2046 (b)***	330,768	330,671
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A1
5.39% due 07/25/2036 (b)***	181,307	181,333
Countrywide Asset-Backed Certificates,
Series 2006-6, Class 2A1
5.39% due 09/25/2036 (b)***	225,649	225,659
Countrywide Asset-Backed Certificates,
Series 2006-8, Class 2A1
5.35% due 01/25/2046 (b)***	826,703	826,377
Countrywide Asset-Backed Certificates, Series
2006-13, Class 3AV1
5.37% due 01/25/2037 (b)***	537,289	537,186
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.46% due 10/25/2036 ***	756,201	756,077
Equity One ABS, Inc., Series 2004-1, Class AV2
5.62% due 04/25/2034 (b)***	88,483	88,736
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-32, Class A1
5.58% due 08/25/2031 (b)***	134,881	135,460
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF1, Class 2A1
5.41% due 01/25/2036 (b)***	689,160	689,286
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF16, Class 2A1
5.37% due 12/25/2036 (b)***	214,322	214,342
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF15, Class A3
5.37% due 11/25/2036 (b)***	1,637,343	1,637,607
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF18, Class A2A
5.42% due 12/25/2037 (b)***	3,399,698	3,399,488
First NLC Trust, Series 2007-1, Class A1
5.38% due 08/25/2037 (b)***	5,500,000	5,500,000
Fremont Home Loan Trust, Series 2006-C, Class
2A1
5.37% due 10/25/2036 (b)***	138,598	138,530
Fremont Home Loan Trust, Series 2006-E, Class
2A1
5.38% due 01/25/2037 ***	413,865	413,504
GS Auto Loan Trust, Series 2007-1, Class A1
5.3436% due 07/15/2008 ***	3,100,000	3,100,000
GSAMP Trust, Series 2004-SEA2, Class A2A
5.61% due 03/25/2034 (b)***	186,360	186,532
GSAMP Trust, Series 2005-WMC2, Class A2A
5.43% due 11/25/2035 (b)***	117,561	117,566
GSAMP Trust, Series 2006-HE7, Class A2A
5.36% due 10/25/2036 (b)***	216,542	216,528

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
GSAMP Trust, Series 2006-S6, Class A1A
5.39% due 10/25/2036 (b)***	$82,306	$82,306
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
5.42% due 11/25/2030 (b)***	157,481	157,487
Home Equity Asset Trust, Series 2006-2, Class 2A1
5.40% due 05/25/2036 (b)***	330,051	330,019
Home Equity Asset Trust, Series 2005-8, Class 2A1
5.43% due 02/25/2036 (b)***	129,535	129,553
Honda Auto Receivables Owner Trust, Series
2007-1, Class A1
5.322% due 03/18/2008 ***	2,140,927	2,140,927
Honda Auto Receivables Owner Trust,
Series 2006-3, Class A1
5.3418% due 11/15/2007 ***	151,628	151,665
HSI Asset Securitization Corp. Trust, Series
2006-HE1, Class 2A1
5.3754% due 10/25/2036 (b)***	158,902	158,718
HSI Asset Securitization Corp. Trust, Series
2007-OPT1, Class 2A1
5.37% due 12/25/2036 (b)***	1,647,907	1,647,782
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	3,962,644	3,962,633
Hyundai Auto Receivables Trust, Series 2006-B,
Class A1
5.347% due 11/15/2007 ***	23,744	23,749
Indymac Residential Asset Backed Trust, Series
2006-D, Class 2A1
5.37% due 11/25/2036 (b)***	315,728	315,741
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.42% due 03/25/2036 (b)***	160,921	160,933
Indymac Residential Asset Backed Trust,
Series 2006-A, Class A1
5.41% due 03/25/2036 (b)***	588,043	588,085
JP Morgan Mortgage Acquisition Corp., Series
2005-OPT1, Class A3
5.53% due 06/25/2035 (b)***	22,565	22,579
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
5.37% due 11/25/2028 (b)***	302,202	302,201
JP Morgan Mortgage Acquisition Corp., Series
2006-CH2, Class AV2
5.38% due 10/25/2036 (b)***	2,125,518	2,122,203
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
5.37% due 11/25/2036 (b)***	194,788	194,788
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	668,510	668,508
JP Morgan Mortgage Acquisition Corp., Series
2006-CW2, Class AV2
5.36% due 08/25/2036 (b)***	132,527	132,532
Lehman XS Trust, Series 2006-9, Class A1A
5.39% due 05/25/2046 (b)***	371,999	371,945

The accompanying notes are an integral part of the financial statements. 104

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40% due 07/25/2046 (b)***	$556,745	$556,720
Long Beach Mortgage Loan Trust, Series
2005-WL2, Class 3A1
5.50% due 08/25/2035 (b)***	150,195	150,238
Long Beach Mortgage Loan Trust, Series 2006-10,
Class 2A1
5.36% due 11/25/2036 (b)***	154,403	154,410
Long Beach Mortgage Loan Trust, Series 2006-5,
Class 2A1
5.35% due 06/25/2036 (b)***	34,159	34,162
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 2A1
5.40% due 02/25/2036 (b)***	104,144	104,152
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.39% due 03/25/2036 (b)***	50,579	50,583
Long Beach Mortgage Loan Trust,
Series 2006-3, Class 2A1
5.38% due 05/25/2046 (b)***	74,166	74,173
Master Asset Backed Securities Trust, Series
2006-AM3, Class A1
5.38% due 10/25/2036 (b)***	34,487	34,488
MBNA Credit Card Master Note Trust, Series
2004-A7, Class A7
5.42% due 12/15/2011 (b)***	100,000	100,195
MBNA Master Credit Card Trust, Series 1998-E,
Class A
5.5188% due 09/15/2010 (b)***	100,000	100,128
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2A
5.44% due 10/25/2037 (b)***	497,910	497,937
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
5.42% due 08/25/2036 (b)***	2,537,221	2,535,869
Merrill Lynch Mortgage Investors, Inc., Series
2006-MLN1, Class A2A
5.39% due 07/25/2037 (b)***	547,791	547,756
Merrill Lynch Mortgage Investors, Inc., Series
2006-RM3, Class A2A
5.35% due 06/25/2037 (b)***	267,240	267,250
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A
5.37% due 05/25/2037 (b)***	446,831	446,684
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-WMC1, Class A2A
5.40% due 01/25/2037 (b)***	68,185	68,187
Morgan Stanley ABS Capital I, Series 2006-HE4,
Class A1
5.36% due 06/25/2036 (b)***	85,567	85,566
Morgan Stanley ABS Capital I, Series 2006-HE7,
Class A2A
5.37% due 09/25/2036 (b)***	422,308	422,137
Morgan Stanley ABS Capital I, Series 2006-HE8,
Class A2A
5.37% due 10/25/2036 (b)***	298,373	298,231

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley ABS Capital I, Series 2006-NC4,
Class A2A
5.35% due 06/25/2036 (b)***	$39,046	$39,034
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
5.36% due 10/25/2036 ***	515,649	515,585
Morgan Stanley ABS Capital I,
Series 2006-NC1, Class A1
5.40% due 12/25/2035 (b)***	16,182	16,182
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2A
5.36% due 07/25/2036 (b)***	1,814,354	1,814,238
Morgan Stanley Capital I,
Series 2006-NC2, Class A2B
5.47% due 02/25/2036 (b)***	4,400,000	4,401,128
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
5.37% due 11/25/2036 (b)***	144,914	144,856
Nelnet Student Loan Trust, Series 2004-3, Class A3
5.445% due 07/25/2016 (b)***	275,706	276,002
Nelnet Student Loan Trust, Series 2004-4, Class A3
5.445% due 10/25/2016 (b)***	230,647	230,667
Nelnet Student Loan Trust, Series 2006-2, Class A1
5.325% due 10/27/2014 (b)***	80,855	80,850
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	162,441	162,397
Nissan Auto Lease Trust, Series 2006-A, Class A1
5.3467% due 12/14/2007 ***	9,025	9,027
Nomura Asset Acceptance Corp.,
Series 2006-S1, Class A1
5.46% due 01/25/2036 (b)***	184,203	184,217
Nomura Home Equity Loan Inc, Series 2006-HE1,
Class A1
5.43% due 02/25/2036 (b)***	64,636	64,626
Option One Mortgage Loan Trust, Series 2006-2,
Class 2A1
5.37% due 07/25/2036 (b)***	84,232	84,235
Option One Mortgage Loan Trust, Series 2006-3,
Class 2A1
5.36% due 02/25/2037 (b)***	70,999	70,998
Park Place Securities Inc, Series 2005-WCW1,
Class A1B
5.58% due 09/25/2035 (b)***	51,594	51,676
Residential Asset Mortgage Products, Inc., Series
2006-RS6, Class A1
5.39% due 11/25/2036 (b)***	174,046	174,046
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A1
5.40% due 01/25/2036 (b)***	36,649	36,648
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1A
5.45% due 08/25/2046 (b)***	2,625,786	2,625,620
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
5.39% due 11/25/2036 (b)***	227,941	227,941

The accompanying notes are an integral part of the financial statements. 105

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Securities Corp., Series
2007-KS2, Class AI1
5.39% due 02/25/2037 (b)***	$1,836,308	$1,836,905
Residential Asset Securities Corp.,
Series 2006-EMX4, Class A1
5.36% due 06/25/2036 (b)***	637,514	637,558
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.39% due 04/25/2036 (b)***	52,875	52,885
Residential Asset Securities Corp.,
Series 2006-KS4, Class A1
5.36% due 06/25/2036 (b)***	950,759	950,826
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	1,303,059	1,303,199
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
5.37% due 09/25/2036 (b)***	205,576	205,564
Securitized Asset Backed Receivables LLC Trust,
Series 2006-OP1, Class A2A
5.39% due 10/25/2035 (b)***	74,075	74,082
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
5.38% due 12/25/2036 (b)***	1,870,858	1,870,568
Securitized Asset Backed Receivables LLC Trust,
Series 2006-WM4, Class A2A
5.43% due 11/25/2036 (b)***	1,732,011	1,731,404
SLM Student Loan Trust, Series 2006-10, Class A1
5.3229% due 07/25/2013 (b)***	471,578	471,566
SLM Student Loan Trust, Series 2006-8, Class A1
5.335% due 04/25/2012 (b)***	207,721	207,721
SLM Student Loan Trust, Series 2006-9, Class A1
5.3448% due 10/25/2012 (b)***	355,785	355,785
SLM Student Loan Trust, Series 2006-9, Class A2
5.355% due 04/25/2017 (b)***	5,600,000	5,600,000
SLM Student Loan Trust, Series 2007-3, Class A1
5.3162% due 10/27/2014 (b)***	5,040,460	5,040,460
Soundview Home Equity Loan Trust, Series
2005-OPT1, Class 2A3
5.55% due 06/25/2035 (b)***	53,928	53,936
Soundview Home Equity Loan Trust, Series
2006-NLC1, Class A1
5.436% due 11/25/2036 ***	384,871	384,871
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
5.42% due 10/25/2036 (b)***	212,072	212,086
Soundview Home Equity Loan Trust,
Series 2006-2, Class A1
5.39% due 03/25/2036 (b)***	2,833	2,833
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A1
5.37% due 10/25/2036 (b)***	593,881	593,907
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1
5.43% due 01/25/2037 (b)***	3,464,135	3,464,126

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Soundview Home Equity Loan Trust,
Series 2006-OPT1, Class 2A1
5.39% due 03/25/2036 (b)***	$27,817	$27,818
Soundview Home Equity Loan Trust,
Series 2006-OPT5, Class 2A1
5.35% due 07/25/2036 (b)***	379,669	379,628
Specialty Underwriting & Residential Finance,
Series 2006-BC2, Class A2A
5.41% due 02/25/2037 (b)***	906,291	906,054
Specialty Underwriting & Residential Finance,
Series 2006-BC3, Class A2A
5.35% due 06/25/2037 (b)***	56,952	56,925
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
5.365% due 11/25/2037 (b)***	69,650	69,607
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
5.37% due 07/25/2036 (b)***	56,487	56,422
Structured Asset Securities Corp., Series
2005-WF4, Class A2
5.40% due 11/25/2035 (b)***	156,319	156,340
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.37% due 10/25/2036 (b)***	813,012	813,125
Structured Asset Securities Corp.,
Series 2005-7XS, Class 2A1A
4.90% due 04/25/2035 ***	1,084,628	1,080,628
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
5.45% due 12/25/2035 (b)***	441,832	441,866
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	515,811	512,350
Truman Capital Mortgage Loan Trust,
Series 2004-1, Class A1
5.66% due 01/25/2034 (b)***	26,607	26,702
USAA Auto Owner Trust, Series 2006-1, Class A2
5.03% due 11/17/2008 ***	54,405	54,410

TOTAL ASSET BACKED SECURITIES
(Cost $100,597,633)		$100,592,703

TERM LOANS - 0.65%
Crude Petroleum & Natural Gas - 0.14%
OAO Rosneft
6.00% due 09/16/2007 ***	1,600,000	1,598,240

Medical-Hospitals - 0.42%
HCA, Inc.
7.610% due 11/16/2013 (b)***	4,688,250	4,716,520

Paper - 0.09%
Georgia Pacific Corp.
7.11% due 12/20/2012 (b)***	987,500	989,208

TOTAL TERM LOANS (Cost $7,273,990)		$7,303,968

The accompanying notes are an integral part of the financial statements. 106

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.12%
Call Options - 0.06%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Bond Futures
Expiration 08/24/2007 at $118.00	861,000	$13,453
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 Yrs. Futures
Expiration 08/24/2007 at $109.00	50,000	2,344
Expiration 08/24/2007 at $112.00	277,000	4,328
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 Yrs. Futures
Expiration 08/24/2007 at $106.00	217,000	10,172
Over The Counter European Style Call
Expiration 06/26/2008 at $1.353	5,200,000	177,624
Expiration 03/31/2008 at $4.75	30,000,000	43,773
Expiration 09/26/2008 at $4.75	7,000,000	17,092
Expiration 06/23/2008 at $118.46875	16,400,000	484,210

		752,996
Put Options - 0.06%
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 12/17/2007 at $91.25	172,500	431
Expiration 03/17/2008 at $91.75	812,500	2,031
Expiration 09/17/2007 at $92.00	25,000	62
LIFFE American Purchase Put on UK 90-Day
Futures
Expiration 03/19/2008 at $93.00	120,875,000	36,082
Over The Counter European Purchase Put
Expiration 06/26/2008 at $1.353	5,200,000	144,111
Expiration 06/23/2008 at $118.46875	16,400,000	479,979
Over The Counter European Purchase Put
Treasury Inflationary Index, 0.875%
Expiration 09/04/2007 at $74.53125	100,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 1.875%
Expiration 09/20/2007 at $79.00	115,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 2.00%
Expiration 08/24/2007 at $80.00	56,000,000	1
Expiration 09/20/2007 at $81.00	15,000,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 2.375%
Expiration 08/24/2007 at $64.50	114,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 3.625%
Expiration 07/05/2007 at $85.53125	70,000,000	1

		662,701

TOTAL OPTIONS (Cost $1,546,111)		$1,415,697

SHORT TERM INVESTMENTS - 59.16%
Australia & New Zealand Bank
5.245% due 09/19/2007	$30,800,000	$30,387,160
Bank of America Corp.
5.20% due 07/24/2007	19,300,000	19,235,881
5.205% due 09/04/2007	6,600,000	6,537,974
5.215% due 09/25/2007	200,000	197,508
5.25% due 09/25/2007 to 10/02/2007	700,000	690,919

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS (continued)
Bank of Ireland
5.23% due 08/22/2007		$25,900,000	$25,704,340
Barclays U.S. Funding LLC
5.24% due 08/07/2007 to 08/29/2007 ***		34,100,000	33,895,483
Caisse Nationale des Caisses d'Epargne et de
Prevoyance
5.23% due 08/10/2007 ***		27,200,000	26,836,457
Cox Communications, Inc.
5.57% due 07/16/2007 ***		800,000	800,000
Danske Corp.
5.21% due 08/20/2007 ***		48,200,000	47,321,073
Dexia Credit Local SA/NY - Series YCD
5.27% due 09/29/2008 ***	EUR	10,500,000	10,494,907
Dexia Delaware LLC
5.24% due 08/02/2007 ***		$53,200,000	52,952,206
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007		48,900,000	48,893,280
Fortis Bank
5.30% due 09/30/2008 (b)		10,500,000	10,494,765
Fortis Funding LLC
5.275% due 07/23/2007 to 07/26/2007 ***		17,400,000	17,318,721
General Electric Capital Corp.
5.17% due 11/06/2007 ***		2,300,000	2,257,721
5.20% due 07/30/2007 ***		10,000,000	9,958,111
HBOS Treasury Services PLC
5.225% due 08/02/2007 ***		2,000,000	1,990,711
5.235% due 08/28/2007 ***		700,000	694,096
5.25% due 09/17/2007 to 09/21/2007 ***		31,100,000	30,746,099
Natixis Discount Commercial Paper
5.23% due 08/29/2007 ***		9,100,000	8,970,441
5.24% due 07/27/2007 ***		8,800,000	8,714,180
Nordea Bank Finland PLC, Series YCD
5.2625% due 03/31/2008 (b)		300,000	300,003
Rabobank USA Finance Corp.
5.33% due 07/02/2007 ***		28,400,000	28,395,795
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008 ***		5,100,000	5,098,888
Sanpaola Imi US Financial Co.
5.225% due 08/01/2007 ***		18,000,000	17,919,013
Skandinaviska Enskilda Banken AB
5.203% due 08/21/2007 ***		1,800,000	1,768,782
5.27% due 07/06/2007 to 10/03/2007 ***		1,300,000	1,299,961
5.30% due 02/04/2008 ***		600,000	599,964
Societe Generale North America, Inc.
5.18% due 11/26/2007 ***		300,000	293,611
5.21% due 09/10/2007 ***		400,000	395,890
5.225% due 10/09/2007 ***		200,000	197,097
5.24% due 09/17/2007 ***		7,600,000	7,513,715
5.25% due 09/20/2007 to 10/01/2007 ***		600,000	592,758
Societe Generale NY
5.268% due 03/26/2008 to 06/30/2008		5,900,000	5,898,643
Stadshypotek Delaware, Inc.
5.23% due 08/23/2007 ***		30,600,000	30,186,569
Swedbank, Inc.
5.225% due 08/07/2007		19,300,000	19,196,356

The accompanying notes are an integral part of the financial statements. 107

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Swedish Housing Finance Corp. - Statens
Bostadsfinansieringsaktiebolag
5.255% due 09/13/2007 to
09/14/2007 ***	$30,700,000	$30,308,897
Total SA
5.34% due 07/02/2007	30,900,000	30,886,250
U.S. Treasury Bill
zero coupon due 08/30/2007 ****	255,000	253,016
UBS Finance (Delaware) LLC
5.185% due 07/06/2007 ***	500,000	499,640
5.20% due 10/23/2007 ***	600,000	590,120
5.215% due 09/17/2007 ***	19,000,000	18,785,316
5.23% due 07/12/2007 to 10/15/2007 ***	12,100,000	11,949,434
5.24% due 09/04/2007 to 10/02/2007 ***	1,800,000	1,781,733
5.245% due 09/14/2007 ***	400,000	395,629
Unicredito Luxembourg Finance
5.185% due 11/27/2007	5,400,000	5,254,561
5.20% due 10/26/2007	22,300,000	21,797,507
United States Treasury Bill
zero coupon due 09/13/2007	2,325,000	2,302,936
Westpac Banking Corp.
5.165% due 11/05/2007 ***	900,000	876,758
5.20% due 08/03/2007 ***	26,700,000	26,572,730
Westpac Trust Securities NZ, Ltd.
5.23% due 07/20/2007 ***	1,400,000	1,382,102
5.26% due 09/20/2007 ***	500,000	493,352

TOTAL SHORT TERM INVESTMENTS
(Cost $668,878,950)		$668,879,059

Total Investments (Real Return Bond Trust)
(Cost $2,275,045,215) - 201.84%		$2,282,130,622
Liabilities in Excess of Other Assets - (101.84)%		(1,151,456,608)

TOTAL NET ASSETS - 100.00%		$1,130,674,014

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Note
4.625%, due 11/15/2016	$9,900,000	$9,594,496

TOTAL U.S. TREASURY
NOTES (Proceeds $9,498,560)		$9,594,496

Total Securities Sold Short
(Proceeds $9,498,560)		$9,594,496

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 3.25%
U.S. Treasury Notes - 3.25%
4.25% due 10/31/2007	$1,700,000	$1,696,415
4.50% due 04/30/2012	575,000	564,308
4.75% due 02/15/2010	6,700,000	6,675,398

		8,936,121

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,005,157)		$8,936,121

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.90%
Federal Home Loan Mortgage Corp. - 5.60%
5.25% due 07/18/2011	8,500,000	8,499,286
5.796% due 11/01/2033 (b)	460,037	464,640
5.882% due 03/01/2037 (b)	3,955,558	3,954,007
6.50% due 12/01/2009	151,294	152,446
7.00% due 12/01/2010 to 02/01/2014	1,308,720	1,343,361
7.50% due 11/01/2009 to 06/01/2012	277,218	283,364
8.00% due 06/01/2010	62,738	64,799
8.50% due 05/01/2015	633,586	669,705

		15,431,608
Federal National Mortgage
Association - 12.03%
4.25% due 08/15/2010	10,000,000	9,729,170
6.00% due 05/15/2008 to 01/01/2017	16,592,886	16,686,545
6.025% due 09/01/2033 (b)	753,952	767,454
6.50% due 04/01/2017 to 08/01/2017	2,932,081	2,993,871
7.00% due 12/01/2010 to 07/01/2034	1,630,045	1,679,380
7.00% due 01/01/2033 (b)	145,164	147,593
7.50% due 08/01/2009 to 07/01/2034	707,150	730,548
8.00% due 07/01/2014	386,029	404,542

		33,139,103
Government National Mortgage
Association - 0.27%
7.00% due 12/15/2008	106,059	106,719
8.00% due 12/15/2025	279,378	290,794
8.50% due 11/15/2015	322,963	338,518

		736,031

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,893,774)		$49,306,742

CORPORATE BONDS - 29.45%
Aerospace - 0.23%
Raytheon Company
6.75% due 08/15/2007	643,000	643,835

Amusement & Theme Parks - 0.73%
Walt Disney Co, Series MTN
5.46% due 09/10/2009 (b)	2,000,000	2,002,824

Banking - 2.53%
BAC Capital Trust XIII
5.76% due 12/31/2049 (b)	2,000,000	1,962,630
ICICI Bank, Ltd.
5.895% due 01/12/2010 (b)	1,000,000	1,001,668
Lehman Brothers Holdings, Inc., Series MTN
5.475% due 11/16/2009 (b)	2,000,000	2,000,802

The accompanying notes are an integral part of the financial statements. 108

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Residential Capital LLC
6.46% due 05/22/2009 (b)	$1,000,000	$995,340
USB Capital IX
6.189% due 04/15/2042 (b)	1,000,000	1,007,384

		6,967,824

Broadcasting - 1.09%
Univision Communications, Inc.
3.50% due 10/15/2007	2,000,000	1,980,000
Viacom, Inc.
6.625% due 05/15/2011	1,000,000	1,026,422

		3,006,422

Building Materials & Construction - 0.51%
DR Horton, Inc.
7.50% due 12/01/2007	1,400,000	1,407,933

Cable and Television - 2.01%
Cox Communications, Inc.
5.91% due 12/14/2007 (b)	1,000,000	1,002,105
Time Warner, Inc.
5.606% due 11/13/2009 (b)	2,500,000	2,504,338
6.75% due 04/15/2011	1,000,000	1,034,094
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	998,552

		5,539,089

Crude Petroleum & Natural Gas - 0.41%
Sempra Energy
5.83% due 05/21/2008 (b)	1,130,000	1,130,324

Electrical Utilities - 1.32%
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008	1,150,000	1,151,479
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	976,632
Dominion Resources, Inc., Series B
5.554% due 11/14/2008 (b)	1,500,000	1,501,588

		3,629,699

Energy - 0.72%
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007	2,000,000	1,991,714

Financial Services - 4.40%
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	950,000	945,299
Countrywide Financial Corp, Series MTN
5.78% due 05/07/2012 (b)	1,000,000	1,000,515
GMAC LLC
6.61% due 05/15/2009 (b)	1,000,000	998,169
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,500,000	1,463,196
Janus Capital Group, Inc.
5.875% due 09/15/2011	1,000,000	1,001,842
Kaupthing Bank HF
6.0556% due 01/15/2010 (b)	1,000,000	1,010,434
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 04/25/2011	1,000,000	1,000,104

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
NiSource Finance Corp.
7.875% due 11/15/2010	$1,000,000	$ 1,064,783
Residential Capital Corp.
6.66% due 11/21/2008 (b)	1,000,000	1,002,669
SLM Corp.
4.50% due 07/26/2010	335,000	309,746
Vita Capital III, Ltd., Series B-I
6.465% due 01/01/2011 (b)	850,000	852,125
ZFS Finance USA Trust IV
5.875% due 05/09/2032	1,500,000	1,477,877

		12,126,759

Gas & Pipeline Utilities - 1.09%
Kinder Morgan Energy Partners, LP
5.35% due 08/15/2007	1,500,000	1,499,477
ONEOK Partners LP
5.90% due 04/01/2012	1,500,000	1,507,212

		3,006,689

Healthcare Services - 0.77%
WellPoint, Inc.
3.50% due 09/01/2007	1,225,000	1,221,033
3.75% due 12/14/2007	895,000	887,989

		2,109,022

Homebuilders - 0.15%
Centex Corp.
4.75% due 01/15/2008	400,000	398,802

Insurance - 3.76%
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,504,912
6.60% due 12/15/2008	1,400,000	1,419,027
Hartford Financial Services Group, Inc.
5.55% due 08/16/2008	1,250,000	1,252,717
6.375% due 11/01/2008	1,000,000	1,012,474
ING Security Life Institutional Funding
4.25% due 01/15/2010	895,000	869,713
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,500,000	1,520,805
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,282,464
Xstrata Finance Dubai Ltd.
5.723% due 11/13/2009	1,500,000	1,502,096

		10,364,208

Leisure Time - 0.36%
MGM Mirage, Inc.
6.00% due 10/01/2009	1,000,000	991,250

Petroleum Services - 0.36%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	1,000,000	980,644

Publishing - 0.32%
Dow Jones & Company, Inc.
3.875% due 02/15/2008	890,000	881,144

Real Estate - 5.34%
Colonial Realty, LP
4.75% due 02/01/2010	1,500,000	1,467,831

The accompanying notes are an integral part of the financial statements. 109

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Duke Realty, LP
3.35% due 01/15/2008	$1,625,000	$1,605,222
Health Care REIT, Inc.
7.50% due 08/15/2007	487,000	487,927
iStar Financial, Inc., REIT
5.91% due 03/16/2009 (b)	2,000,000	2,010,142
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	1,620,000	1,599,287
Lennar Corp.
7.625% due 03/01/2009	500,000	514,627
Rouse Company, REIT
3.625% due 03/15/2009	900,000	862,605
Simon Property Group, LP, REIT
3.75% due 01/30/2009	2,256,000	2,200,809
United Dominion Realty Trust, Inc., Series MTNE
4.50% due 03/03/2008	1,000,000	993,038
Vornado Realty, LP
5.60% due 02/15/2011	1,000,000	994,589
Westfield Group
5.40% due 10/01/2012	2,000,000	1,972,076

		14,708,153

Retail - 0.36%
CVS Caremark Corp.
5.66% due 06/01/2010 (b)	1,000,000	1,000,200

Retail Trade - 0.73%
Home Depot, Inc.
5.49% due 12/16/2009 (b)	1,000,000	998,240
May Department Stores Company
3.95% due 07/15/2007	1,000,000	999,480

		1,997,720

Telecommunications Equipment &
Services - 0.39%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	1,000,000	1,065,859

Telephone - 1.14%
BellSouth Corp.
4.20% due 09/15/2009	1,200,000	1,168,732
Sprint Capital Corp.
6.375% due 05/01/2009	1,000,000	1,012,287
Telecom Italia Capital SA
4.00% due 01/15/2010	1,000,000	961,325

		3,142,344

Transportation - 0.73%
FedEx Corp.
5.50% due 08/15/2009	2,000,000	2,001,738

TOTAL CORPORATE BONDS (Cost $81,124,186)		$81,094,196

COLLATERALIZED MORTGAGE
OBLIGATIONS - 38.56%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.8541% IO due 07/10/2042 (b)	61,680,464	1,259,145

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
5.0223% due 11/20/2035 (b)	$2,294,366	$2,300,412
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	850,000	850,850
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.8176% due 10/25/2036 (b)	5,303,307	5,291,513
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR3, Class A1
3.236% due 02/11/2041	626,698	613,092
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PW10, Class X2
0.059% IO due 12/11/2040 (b)	408,931,881	1,633,724
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class A2
5.478% due 10/12/2041	5,000,000	4,966,897
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class X2
0.447% IO due 09/11/2041 (b)	100,000,000	2,182,270
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
5.76% due 03/15/2019 (b)	1,000,000	1,000,650
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	1,776,772	1,777,973
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	838,624	826,821
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
1.1126% IO due 03/10/2039 (b)	36,685,516	872,429
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	565,000	565,102
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019	2,700,000	2,692,671
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
5.49% due 12/15/2020 (b)	1,937,957	1,937,957
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	714,719	701,707
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.0952% due 03/25/2035 (b)	1,153,102	1,160,259
Countrywide Home Loans,
Series 2005-HYB5, Class 1A2
4.886% due 09/20/2035 (b)	1,634,244	1,611,923
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class ASP
0.7892% IO due 09/15/2039 (b)	122,000,000	3,507,512
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
5.62% due 10/15/2021 (b)	2,000,000	2,003,221

The accompanying notes are an integral part of the financial statements. 110

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	$675,000	$675,317
Crown Castle Towers LLC, Series 2006-1A, Class C
5.469% due 11/15/2036	1,500,000	1,475,594
CS First Boston Mortgage Securities Corp.,
Series 2003-C3, Class A1
2.079% due 05/15/2038	803,208	790,803
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	571,299	587,792
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	1,638,347	1,616,743
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	246,723	258,210
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.028% due 08/25/2034 (b)	1,611,107	1,595,682
GE Capital Commercial Mortgage Corp,
Series 2002-2A, Class A2
4.97% due 08/11/2036	1,696,988	1,678,568
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	670,000	665,865
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class AFX
5.3928% due 05/15/2037	2,000,000	2,000,000
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
7.029% due 03/25/2036 (b)	1,528,888	1,553,733
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A1
2.904% due 01/10/2040	502,515	499,976
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
4.4176% due 11/19/2034 (b)	837,335	847,707
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB16, Class X2
0.7032% IO due 05/12/2045 (b)	109,002,150	2,584,114
JP Morgan Mortgage Trust,
Series 2007-A1, Class 3A2
5.012% due 07/25/2035 (b)	6,606,321	6,507,120
LB-UBS Commercial Mortgage Trust,
Series 2003-C1, Class A1
2.72% due 03/15/2027	1,068,703	1,054,527
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.5442% IO due 09/15/2040 (b)	38,744,127	589,620
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.6467% IO due 09/15/2039 (b)	84,803,000	2,632,565
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
5.49% due 10/15/2017 (b)	465,889	465,917

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2005-LLFA, Class E
5.60% due 07/15/2018 (b)	$1,270,000	$1,270,234
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	3,000,000	3,093,750
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037	2,404,203	2,399,570
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.1131% due 03/25/2035 (b)	1,380,302	1,385,965
Merrill Lynch Mortgage Investors Inc,
Series 2003-A1, Class 1A
7.01% due 12/25/2032 (b)	65,321	65,708
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	2,523,812	2,505,870
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	1,257,659	1,258,010
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
5.97% due 06/25/2028 (b)	924,115	927,973
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.5415% IO due 08/13/2042 (b)(c)	37,483,805	654,591
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.62% due 12/20/2049 (b)(c)	1,000,000	980,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.72% due 12/20/2049 (b)(c)	1,000,000	970,000
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035	2,480,305	2,424,076
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	1,792,468	1,739,881
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036	2,000,000	1,970,387
Sequoia Mortgage Trust, Series 2004-4, Class A
5.6206% due 05/20/2034 (b)	552,634	552,678
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.1286% due 10/25/2034 (b)	2,021,313	2,022,808
Trapeza CDO LLC Series 2007-12A, Class B
5.9116% due 04/06/2042 (b)	1,500,000	1,500,000
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.84% due 10/25/2035	888,213	876,167
Washington Mutual, Inc., Series 2006-SL1, Class A
5.303% due 11/23/2043	989,061	979,943
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	3,088,043	3,058,050
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.9446% due 10/25/2035 (b)	980,052	979,028

The accompanying notes are an integral part of the financial statements. 111

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 4A1
4.9914% due 10/25/2035 (b)	$5,118,520	$5,067,547
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.3464% due 10/25/2036 (b)	3,724,441	3,678,506

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $107,015,847)		$106,196,723

ASSET BACKED SECURITIES - 7.69%
Alesco Preferred Funding, Ltd., Series 14A, Class B
6.015% due 09/23/2037 (b)	2,000,000	1,990,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)	1,000,000	1,000,625
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.95% due 01/26/2042 (b)	365,000	358,613
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	610,000	588,711
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.79% due 03/20/2050 (b)	3,000,000	3,002,739
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.70% due 02/25/2052 (b)	1,000,000	1,000,000
Countrywide Asset-Backed Certificates,
Series 2005-1, Class 1AV2
5.52% due 07/25/2035 (b)	495,599	495,702
Crystal River Resecuritization
5.82% due 09/22/2047	2,100,000	2,076,375
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	42,960	43,030
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	130,421	133,920
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.76% due 11/25/2051 (b)	2,300,000	2,284,590
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.56% due 11/25/2035 (b)	144,401	144,415
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.02% due 02/25/2034 (b)	4,000,000	4,002,320
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.58% due 02/25/2047 (b)	870,000	863,203
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.07% due 02/01/2041 (b)	475,000	468,112
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.27% due 02/01/2041 (b)	475,000	465,168
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	900,000	896,208
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	492,512	490,594

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	$500,000	$498,320
SACO I, Inc., Series 2006-8, Class AIO
5.50% IO due 06/25/2036 (b)	15,690,450	381,215

TOTAL ASSET BACKED SECURITIES
(Cost $21,157,992)		$21,183,860

REPURCHASE AGREEMENTS - 2.30%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$6,327,424 on 07/02/2007,
collateralized by $295,000 Federal
Home Loan Mortgage Corp.,
5.375% due 01/09/2014 (valued at
$297,581, including interest) and
$6,165,000 Federal National
Mortgage Association, 5.125% due
01/02/2014 (valued at $6,157,294,
including interest) (c)	$6,325,000	$6,325,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,325,000)		$6,325,000

Total Investments (Short-Term Bond Trust)
(Cost $274,521,956) - 99.15%		$273,042,642
Other Assets in Excess of Liabilities - 0.85%		2,346,266

TOTAL NET ASSETS - 100.00%		$275,388,908

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 6.01%
Treasury Inflation Protected
Securities (d) - 3.86%
1.875% due 07/15/2015	$1,476,694	$1,395,476
2.00% due 01/15/2016 to 01/15/2026	6,163,490	5,616,873
2.375% due 01/15/2017 to 01/15/2027	16,814,999	16,278,607
2.50% due 07/15/2016	1,238,096	1,224,264
3.375% due 04/15/2032	547,165	629,753
3.875% due 01/15/2009 to 04/15/2029	1,383,353	1,617,125

		26,762,098

U.S. Treasury Bonds - 0.44%
4.50% due 02/15/2036	550,000	498,008
4.75% due 02/15/2037	2,675,000	2,522,441

		3,020,449

U.S. Treasury Notes - 1.67%
4.50% due 03/31/2012 to 04/30/2012	10,880,000	10,680,868
4.625% due 12/31/2011	920,000	908,572

		11,589,440

The accompanying notes are an integral part of the financial statements. 112

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Strips - 0.04%
zero coupon due 05/15/2030		$960,000	$298,085

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,082,772)			$41,670,072

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.97%
Federal Home Loan Bank - 0.18%
5.40% due 01/02/2009		1,250,000	1,249,066

Federal Home Loan Mortgage Corp. - 0.08%
5.125% due 04/18/2011		520,000	518,096
8.00% due 05/01/2010		4,807	4,920
8.50% due 05/01/2008		1,662	1,685

			524,701
Federal National Mortgage
Association - 24.38%
5.00% TBA **		60,290,000	56,467,881
5.50% due 04/01/2036		4,997,098	4,790,666
5.50% TBA **		79,070,000	76,777,069
6.00% TBA **		20,550,000	20,318,276
6.50% due 10/01/2032		1,053,384	1,072,041
6.50% TBA **		9,100,000	9,185,312
6.81% due 11/01/2035		282,282	292,386
7.50% due 07/01/2030 to 02/01/2031		84,336	88,029
8.00% due 07/01/2027 to 08/01/2027		66,846	70,635
8.80% due 01/25/2019		60,273	63,373
10.40% due 04/25/2019		19,631	20,997

			169,146,665
Government National Mortgage
Association - 5.33%
5.00% due 04/15/2034 to 04/15/2035		5,179,450	4,908,329
6.00% TBA **		32,200,000	32,028,954
7.50% due 04/15/2022 to 10/15/2027		25,060	26,260

			36,963,543

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $209,434,396)			$207,883,975

FOREIGN GOVERNMENT OBLIGATIONS - 5.49%
Brazil - 1.62%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	1,231,000	1,060,065
6.00% due 05/15/2015		1,130,000	951,710
10.00% due 07/01/2010		4,311,000	2,193,163
11.00% due 08/17/2040		$5,389,000	7,067,674

			11,272,612
Colombia - 0.48%
Republic of Colombia
7.375% due 01/27/2017		2,430,000	2,634,120
7.375% due 09/18/2037		620,000	688,200

			3,322,320
Italy - 0.28%
Republic of Italy
5.804% due 10/25/2032		1,948,000	1,915,094

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico - 0.36%
Government of Mexico
5.625% due 01/15/2017	$1,192,000	$1,166,968
6.75% due 09/27/2034	1,286,000	1,371,519

		2,538,487
Panama - 0.83%
Republic of Panama
6.70% due 01/26/2036	303,000	309,060
7.25% due 03/15/2015	3,450,000	3,691,500
9.375% due 04/01/2029	1,333,000	1,766,225

		5,766,785
Russia - 0.97%
Government of Russia
7.50% due 03/31/2030	6,091,390	6,709,666
Turkey - 0.95%
Republic of Turkey
11.875% due 01/15/2030	4,300,000	6,589,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $37,323,148)		$38,114,714

CORPORATE BONDS - 49.50%
Advertising - 0.15%
Lamar Media Corp.
6.625% due 08/15/2015	170,000	161,075
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	625,000	650,000
R.H. Donnelley Finance Corp., Series I
10.875% due 12/15/2012	200,000	213,250

		1,024,325
Aerospace - 0.22%
Alliant Techsystems, Inc.
6.75% due 04/01/2016	155,000	150,738
DRS Technologies, Inc.
6.875% due 11/01/2013	550,000	533,500
7.625% due 02/01/2018	50,000	50,500
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017	435,000	454,575
Sequa Corp.
9.00% due 08/01/2009	275,000	283,937
TransDigm, Inc.
7.75% due 07/15/2014	55,000	55,550

		1,528,800
Air Travel - 0.03%
Continental Airlines, Inc.
6.541% due 09/15/2008	19,387	19,363
8.75% due 12/01/2011	180,000	176,400

		195,763
Aluminum - 0.05%
Novelis, Inc.
7.25% due 02/15/2015	355,000	364,319
Apparel & Textiles - 0.06%
Levi Strauss & Company
9.75% due 01/15/2015	395,000	422,650

The accompanying notes are an integral part of the financial statements. 113

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts - 0.11%
Keystone Automotive Operations
9.75% due 11/01/2013	$300,000	$261,000
Visteon Corp.
8.25% due 08/01/2010	525,000	521,062

		782,062
Auto Services - 0.22%
Hertz Corp.
8.875% due 01/01/2014	355,000	370,088
10.50% due 01/01/2016	585,000	646,425
Penhall International Corp.
12.00% due 08/01/2014	455,000	491,400

		1,507,913
Automobiles - 3.59%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	1,760,000	1,735,309
Ford Motor Company
4.25% due 12/15/2036	150,000	188,190
6.625% due 10/01/2028	225,000	168,187
7.45% due 07/16/2031	8,155,000	6,513,806
8.875% due 01/15/2022	145,000	127,600
8.90% due 01/15/2032	150,000	130,500
General Motors Corp.
8.25% due 07/15/2023	150,000	136,688
8.375% due 07/15/2033	17,420,000	15,895,750

		24,896,030
Banking - 2.58%
Bank of America Corp.
5.42% due 03/15/2017	2,300,000	2,204,927
Glitnir Banki HF
6.33% due 07/28/2011	720,000	732,824
6.693% due 06/15/2016 (b)	1,220,000	1,256,569
HSBC Bank USA, Series BKNT
6.9704% due 11/01/2011 (b)	7,510	7,791
6.9809% due 11/01/2011 (b)	7,803	8,081
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	746,000	708,882
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	830,000	789,770
Kaupthing Bank
5.758% due 04/12/2011	2,030,000	2,045,737
7.125% due 05/19/2016	440,000	464,799
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	1,590,000	1,556,292
TuranAlem Finance BV
8.25% due 01/22/2037	2,590,000	2,492,875
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037	120,000	115,200
Wachovia Corp.
5.25% due 08/01/2014 ***	3,280,000	3,186,146
Wells Fargo Company
5.30% due 08/26/2011	2,360,000	2,342,895

		17,912,788

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 0.37%
CMP Susquehanna Corp.
9.875% due 05/15/2014	$295,000	$295,000
News America, Inc.
5.30% due 12/15/2014	2,040,000	1,970,660
XM Satellite Radio, Inc.
9.75% due 05/01/2014	170,000	166,600
9.8563% due 05/01/2013 (b)	120,000	115,800

		2,548,060
Building Materials & Construction - 0.06%
Ainsworth Lumber Company, Ltd.
7.25% due 10/01/2012	85,000	65,450
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	455,000	329,875

		395,325
Business Services - 0.45%
Affinion Group, Inc.
10.125% due 10/15/2013	480,000	512,400
11.50% due 10/15/2015	150,000	162,000
Allied Security Escrow Corp.
11.375% due 07/15/2011	345,000	346,725
Electronic Data Systems Corp.
7.125% due 10/15/2009	1,370,000	1,409,929
Sungard Data Systems, Inc.
9.125% due 08/15/2013	438,000	448,402
10.25% due 08/15/2015	235,000	248,513

		3,127,969
Cable and Television - 1.43%
Charter Communications Holdings I LLC
11.75% due 05/15/2014	530,000	520,725
12.125% due 01/15/2015	160,000	161,600
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	474,000	494,737
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	400,000	418,000
10.25% due 10/01/2013	290,000	310,300
Charter Communications Holdings LLC
11.75 due 05/15/2011	180,000	183,600
12.125 due 01/15/2012	90,000	92,812
Comcast Corp.
6.50% due 01/15/2015	860,000	881,799
6.50% due 01/15/2017	450,000	459,430
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	380,000
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	550,000	561,000
8.125% due 07/15/2009	75,000	76,500
EchoStar DBS Corp.
6.625% due 10/01/2014	1,200,000	1,146,000
ION Media Networks, Inc.
11.6056% due 01/15/2013 (b)	80,000	82,800
Rainbow National Services LLC
8.75% due 09/01/2012	70,000	72,800

The accompanying notes are an integral part of the financial statements. 114

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Rogers Cable, Inc.
8.75% due 05/01/2032	$525,000	$636,441
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	128,000	131,840
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	951,644
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,901,684
Univision Communications, Inc., PIK
9.75% due 03/15/2015	170,000	167,875
Videotron Ltee.
6.375% due 12/15/2015	300,000	285,000

		9,916,587
Cellular Communications - 0.54%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,763,770
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	120,000	123,900
Nextel Communications, Inc.
6.875% due 10/31/2013	250,000	248,132
Rogers Wireless, Inc.
7.25% due 12/15/2012	40,000	42,234
8.00% due 12/15/2012	140,000	148,966
Rural Cellular Corp.
8.25% due 03/15/2012	370,000	378,325
8.36% due 06/01/2013 (b)	190,000	189,050
9.875% due 02/01/2010	105,000	109,725
True Move Company, Ltd.
10.75% due 12/16/2013	680,000	720,800

		3,724,902
Chemicals - 0.25%
Arco Chemical Company
9.80% due 02/01/2020	100,000	108,500
Equistar Chemicals LP
10.625% due 05/01/2011	186,000	195,765
Georgia Gulf Corp.
9.50% due 10/15/2014	460,000	468,050
Huntsman International LLC
7.875% due 11/15/2014	140,000	149,975
Lyondell Chemical Company
8.00% due 09/15/2014	120,000	123,300
8.25% due 09/15/2016	100,000	104,500
10.50% due 06/01/2013	30,000	32,400
Methanex Corp.
8.75% due 08/15/2012	205,000	225,500
Montell Finance Company BV
8.10% due 03/15/2027	270,000	245,700
Westlake Chemical Corp.
6.625% due 01/15/2016	115,000	108,962

		1,762,652
Coal - 0.05%
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	335,969

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services - 0.13%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	$475,000	$505,281
PGS Solutions, Inc.
9.625% due 02/15/2015	160,000	161,784
Rental Service Corp.
9.50% due 12/01/2014	265,000	270,300

		937,365
Computers & Business Equipment - 0.03%
Activant Solutions, Inc.
9.50% due 05/01/2016	245,000	240,713

Construction Materials - 0.04%
Nortek, Inc.
8.50% due 09/01/2014	270,000	257,175

Containers & Glass - 0.33%
Graham Packaging Company, Inc.
9.875% due 10/15/2014	430,000	434,837
Graphic Packaging International Corp.
9.50% due 08/15/2013	320,000	332,400
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	350,000	359,188
8.25% due 05/15/2013	75,000	77,625
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	501,250
Plastipak Holdings, Inc.
8.50% due 12/15/2015	150,000	155,250
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	175,000	656
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	435,000	421,950

		2,283,156
Correctional Facilities - 0.05%
Corrections Corp. of America
6.75% due 01/31/2014	350,000	342,125

Crude Petroleum & Natural Gas - 1.33%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,471,986
Anadarko Petroleum Corp.
5.76% due 09/15/2009 (b)	1,340,000	1,341,193
5.95% due 09/15/2016	100,000	97,642
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	228,769
6.625% due 01/15/2016	105,000	101,062
7.00% due 08/15/2014	300,000	297,750
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,400,999
Encore Acquisition Company
6.00% due 07/15/2015	65,000	57,362
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,308,351
7.875% due 10/01/2029	150,000	169,076
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	137,200
OPTI Canada, Inc.
7.875% due 12/15/2014	380,000	380,000

The accompanying notes are an integral part of the financial statements. 115

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
OPTI Canada, Inc. (continued)
8.25% due 12/15/2014	$130,000	$131,950
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	216,788
Pogo Producing Company
6.875% due 10/01/2017	300,000	297,750
7.875% due 05/01/2013	70,000	71,400
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	361,875
W&T Offshore, Inc.
8.25% due 06/15/2014	160,000	160,000

		9,231,153
Diversified Financial Services - 0.07%
Emeralds 2006-1-O
5.56% due 08/04/2020 (b)	500,000	499,910

Domestic Oil - 0.32%
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	512,425
Stone Energy Corp.
8.25% due 12/15/2011	575,000	575,000
Swift Energy Company
7.625% due 07/15/2011	575,000	582,187
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	540,500

		2,210,112
Drugs & Health Care - 0.28%
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,956,630

Educational Services - 0.07%
Education Management Corp.
8.75% due 06/01/2014	165,000	169,125
10.25% due 06/01/2016	280,000	294,700

		463,825
Electrical Utilities - 3.85%
AES Corp.
7.75% due 03/01/2014 ***	5,066,000	5,078,665
8.75% due 06/15/2008 ***	2,140,000	2,180,125
8.875% due 02/15/2011	1,305,000	1,375,144
9.375% due 09/15/2010	1,730,000	1,840,287
9.50% due 06/01/2009	1,630,000	1,703,350
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,371,088
Edison Mission Energy
7.00% due 05/15/2017	460,000	433,550
7.20% due 05/15/2019	610,000	573,400
7.625% due 05/15/2027	230,000	217,350
7.75% due 06/15/2016	260,000	258,700
Exelon Corp.
5.625% due 06/15/2035	1,060,000	946,999
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	840,839
7.375% due 11/15/2031	1,145,000	1,239,520

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Midwest Generation LLC, Series B
8.56% due 01/02/2016	$233,744	$249,229
Mirant Americas Generation LLC
8.30% due 05/01/2011	605,000	624,662
Orion Power Holdings, Inc.
12.00% due 05/01/2010	220,000	248,600
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	900,881
TXU Corp., Series P
5.55% due 11/15/2014	440,000	373,528
TXU Corp., Series Q
6.50% due 11/15/2024	1,470,000	1,215,480
TXU Corp., Series R
6.55% due 11/15/2034	6,270,000	5,071,295

		26,742,692
Electronics - 0.13%
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	870,188

Energy - 0.59%
Duke Energy Company
4.20% due 10/01/2008	2,120,000	2,087,026
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	474,300
Inergy, LP
6.875% due 12/15/2014	325,000	307,937
NRG Energy, Inc.
7.25% due 02/01/2014	225,000	225,562
7.375% due 02/01/2016	975,000	977,438

		4,072,263
Financial Services - 14.47%
Aiful Corp.
5.00% due 08/10/2010	860,000	838,259
Credit Suisse USA, Inc.
5.50% due 08/16/2011	510,000	509,689
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	31,800,000	30,070,080
E*Trade Financial Corp.
7.375% due 09/15/2013	225,000	228,375
7.875% due 12/01/2015	50,000	52,062
El Paso Performance-Linked Trust
7.75% due 07/15/2011	1,790,000	1,843,700
Ford Motor Credit Company
7.00% due 10/01/2013	100,000	92,650
7.375% due 10/28/2009	790,000	784,198
7.875% due 06/15/2010	2,825,000	2,824,458
8.00% due 12/15/2016	17,730,000	16,982,645
8.105% due 01/13/2012 (b)	110,000	109,721
9.875% due 08/10/2011	450,000	472,335
10.61% due 06/15/2011 (b)	1,179,000	1,273,606
General Motors Acceptance Corp.
4.375% due 12/10/2007	510,000	506,323
5.125% due 05/09/2008	380,000	375,254
5.85% due 01/14/2009	520,000	512,479
6.125% due 08/28/2007	480,000	480,327

The accompanying notes are an integral part of the financial statements. 116

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
General Motors Acceptance Corp. (continued)
8.00% due 11/01/2031	$20,210,000	$20,666,362
Global Cash Access LLC
8.75% due 03/15/2012	156,000	161,850
Goldman Sachs Group LP
4.50% due 06/15/2010	1,090,000	1,062,739
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)***	3,200,000	3,098,266
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	1,555,359
J.P. Morgan Chase & Company
6.625% due 03/15/2012	1,925,000	2,001,473
J.P. Morgan Chase London
zero coupon due 11/08/2007	1,323,000	1,268,449
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	1,380,000	1,341,537
Morgan Stanley
4.75% due 04/01/2014 (c)	2,840,000	2,652,103
5.809% due 10/18/2016 (b)(c)	430,000	429,524
Nell AF SARL
8.375% due 08/15/2015	303,000	290,122
Residential Capital Corp.
6.00% due 02/22/2011	1,370,000	1,325,661
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	860,000	879,358
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)	1,010,000	982,028
Sigma Finance Inc., Series MTN
8.00% due 06/22/2017 (b)	2,000,000	2,000,000
TNK-BP Finance SA
7.50% due 07/18/2016	2,560,000	2,639,360
Ucar Finance, Inc.
10.25% due 02/15/2012	80,000	83,800

		100,394,152
Food & Beverages - 0.14%
Dole Food Company, Inc.
8.875% due 03/15/2011 (a)	742,000	730,870
Nutro Products, Inc.
9.37% due 10/15/2013 (b)	60,000	63,336
10.75% due 04/15/2014	170,000	197,547

		991,753
Forest Products - 0.15%
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	1,024,309

Funeral Services - 0.03%
Service Corp. International
7.50% due 04/01/2027	45,000	42,413
7.625% due 10/01/2018	105,000	106,312
7.875% due 02/01/2013	60,000	61,121

		209,846
Furniture & Fixtures - 0.10%
Norcraft Companies LP
9.00% due 11/01/2011	330,000	340,725

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Furniture & Fixtures (continued)
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	$285,000	$260,775
Sealy Mattress Company
8.25% due 06/15/2014	90,000	92,250

		693,750
Gas & Pipeline Utilities - 2.83%
El Paso Corp.
7.00% due 06/15/2017	1,530,000	1,507,050
7.375% due 12/15/2012	725,000	745,882
7.75% due 01/15/2032 (a)	10,155,000	10,229,233
7.80% due 08/01/2031 ***	3,373,000	3,415,692
7.875% due 06/15/2012	600,000	627,176
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	1,031,886
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	231,831
6.30% due 02/01/2009	190,000	192,038
6.75% due 03/15/2011	190,000	196,625
7.125% due 03/15/2012	25,000	26,300
Southern Natural Gas Company
8.00% due 03/01/2032	340,000	385,609
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	79,125
7.875% due 09/01/2021	635,000	682,625
8.75% due 03/15/2032	227,000	262,753

		19,613,825
Healthcare Products - 0.12%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	145,000	137,025
Leiner Health Products, Inc.
11.00% due 06/01/2012	570,000	538,650
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	70,000	70,000
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	60,000	59,400

		805,075
Healthcare Services - 0.26%
DaVita, Inc.
7.25% due 03/15/2015	610,000	602,375
U.S. Oncology Holdings, Inc., PIK
9.7969% due 03/15/2012 (b)	315,000	309,487
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	81,500
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	840,000	831,600

		1,824,962
Holdings Companies/Conglomerates - 0.03%
Ashtead Capital, Inc.
9.00% due 08/15/2016	191,000	200,073

Homebuilders - 0.04%
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017 (a)	310,000	297,600

The accompanying notes are an integral part of the financial statements. 117

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants - 0.11%
Buffets, Inc.
12.50% due 11/01/2014	$310,000	$296,825
CCM Merger, Inc.
8.00% due 08/01/2013	200,000	199,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	130,000	137,150
Sbarro, Inc.
10.375% due 02/01/2015	160,000	155,800

		788,775
Industrial Machinery - 0.05%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	310,000	325,500

International Oil - 2.41%
Corral Finans AB, PIK
6.855% due 04/15/2010 (b)	200,000	199,000
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,680,000	1,632,120
6.51% due 03/07/2022	930,000	917,910
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034	1,175,000	1,463,815
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	933,749
OAO Gazprom, Series A7
6.79% due 10/29/2009	29,480,000	1,159,265
OAO Gazprom, Series A8
7.00% due 10/27/2011	9,820,000	386,908
OAO Gazprom, Series REGS
9.625% due 03/01/2013	300,000	346,860
Pemex Project Funding Master Trust
5.75% due 12/15/2015	320,000	313,920
6.625% due 06/15/2035	9,195,000	9,332,925

		16,686,472
Leisure Time - 0.78%
AMC Entertainment, Inc.
11.00% due 02/01/2016	565,000	624,325
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	563,500
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	412,000	405,820
Herbst Gaming, Inc.
8.125% due 06/01/2012	375,000	378,750
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	345,000	370,012
Isle of Capri Casinos
7.00% due 03/01/2014	60,000	56,775
Las Vegas Sands Corp.
6.375% due 02/15/2015	350,000	332,937
MGM Mirage, Inc.
7.625% due 01/15/2017	450,000	428,063
8.375% due 02/01/2011	245,000	250,513
8.50% due 09/15/2010	20,000	20,925
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	243,125
7.125% due 08/15/2014	225,000	222,750

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Park Place Entertainment Corp.
8.125% due 05/15/2011	$25,000	$26,094
8.875% due 09/15/2008	50,000	51,375
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	600,000	618,000
River Rock Entertainment Authority
9.75% due 11/01/2011	40,000	42,000
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	75,000	76,875
9.15% due 02/01/2014 (b)	80,000	80,800
Station Casinos, Inc.
7.75% due 08/15/2016	420,000	415,800
Warner Music Group
7.375% due 04/15/2014	235,000	218,550

		5,426,989
Manufacturing - 1.55%
Tyco International Group SA
6.00% due 11/15/2013 ***	1,970,000	2,022,865
6.125% due 11/01/2008 ***	1,780,000	1,795,892
6.125% due 01/15/2009	30,000	30,381
6.375% due 10/15/2011	280,000	288,445
6.75% due 02/15/2011	660,000	691,677
6.875% due 01/15/2029 ***	5,130,000	5,921,000

		10,750,260
Medical-Hospitals - 1.67%
Community Health Systems, Inc.
6.50% due 12/15/2012	425,000	443,580
8.875% due 07/15/2015	700,000	709,625
Genesis Healthcare Corp.
8.00% due 10/15/2013	250,000	266,850
HCA, Inc.
6.375% due 01/15/2015	630,000	535,500
6.50% due 02/15/2016	287,000	242,874
9.125% due 11/15/2014	80,000	84,100
9.25% due 11/15/2016	620,000	660,300
9.625% due 11/15/2016	3,376,000	3,629,200
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,743,000
7.375% due 02/01/2013	9,000	8,134
Triad Hospitals, Inc.
7.00% due 11/15/2013	225,000	236,520

		11,559,683
Mining - 0.65%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,560,000	2,732,800
Noranda Aluminium Holding Corp., PIK
11.1459% due 11/15/2014 (b)	180,000	175,500
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,570,000	1,578,142
8.25% due 01/17/2034	50,000	58,485

		4,544,927
Office Furnishings & Supplies - 0.06%
Interface, Inc.
9.50% due 02/01/2014	150,000	161,625

The accompanying notes are an integral part of the financial statements. 118

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Office Furnishings & Supplies
(continued)
Interface, Inc. (continued)
10.375% due 02/01/2010	$225,000	$241,875

		403,500
Paper - 0.28%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	230,000	190,325
7.40% due 04/01/2018	30,000	24,300
8.375% due 04/01/2015	165,000	144,375
Appleton Papers, Inc.
8.125% due 06/15/2011	25,000	25,750
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	430,000	451,500
NewPage Corp.
11.6063% due 05/01/2012 (b)	465,000	506,850
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	302,250
Verso Paper Holdings LLC
11.375% due 08/01/2016	250,000	266,875

		1,912,225
Petroleum Services - 0.30%
Belden & Blake Corp.
8.75% due 07/15/2012	450,000	461,250
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	95,000
Complete Production Services, Inc.
8.00% due 12/15/2016	275,000	277,750
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	432,000	433,620
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	200,000	213,451
Pride International, Inc.
7.375% due 07/15/2014	105,000	105,263
SemGroup LP
8.75% due 11/15/2015	495,000	497,475
SESI LLC
6.875% due 06/01/2014	15,000	14,587

		2,098,396
Photography - 2.43%
Eastman Kodak Company
3.375% due 10/15/2033 ***	7,830,000	8,221,500
7.25% due 11/15/2013 (a)	8,650,000	8,650,000

		16,871,500
Plastics - 0.01%
Milacron Escrow Corp.
11.50% due 05/15/2011	75,000	72,563

Publishing - 0.21%
Dex Media East LLC
12.125% due 11/15/2012	200,000	215,250
Dex Media West LLC
8.50% due 08/15/2010	225,000	233,156
9.875% due 08/15/2013	145,000	155,150
Idearc, Inc.
8.00% due 11/15/2016	300,000	303,000

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Primedia, Inc.
8.875% due 05/15/2011	$250,000	$257,500
TL Acquisitions, Inc.
10.50% due 01/15/2015	310,000	300,700

		1,464,756

Railroads & Equipment - 0.08%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	304,950
Kansas City Southern de Mexico SA de CV
7.625% due 12/01/2013	80,000	79,800
Kansas City Southern Railway Company
7.50% due 06/15/2009	180,000	178,650

		563,400

Real Estate - 0.26%
Ashton Woods USA
9.50% due 10/01/2015	130,000	120,250
Forest City Enterprises
7.625% due 06/01/2015	10,000	10,075
Host Marriott LP, REIT
7.125% due 11/01/2013	775,000	774,031
Kimball Hill, Inc.
10.50% due 12/15/2012	70,000	63,700
Realogy Corp.
12.375% due 04/15/2015	530,000	483,625
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	65,000	63,375
6.75% due 04/01/2017	275,000	271,563

		1,786,619

Retail - 0.08%
Eye Care Centers of America
10.75% due 02/15/2015	60,000	66,150
Suburban Propane Partners LP
6.875% due 12/15/2013	510,000	492,150

		558,300

Retail Trade - 0.84%
American Greetings Corp.
7.375% due 06/01/2016	30,000	30,300
Blockbuster, Inc.
9.00% due 09/01/2012	210,000	194,250
CVS Corp.
9.35% due 01/10/2023	3,000,000	3,712,500
CVS Lease Pass Through
6.036% due 12/10/2028	840,956	816,173
Dollar General Corp.
10.625% due 07/15/2015	290,000	279,850
FTD, Inc.
7.75% due 02/15/2014	358,000	354,420
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	405,000	445,500

		5,832,993

Sanitary Services - 0.27%
Allied Waste North America, Inc.
6.375% due 04/15/2011	100,000	97,250

The accompanying notes are an integral part of the financial statements. 119

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Sanitary Services (continued)
Allied Waste North America, Inc. (continued)
7.25% due 03/15/2015	$350,000	$346,500
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,401,157

		1,844,907
Semiconductors - 0.07%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	240,000	229,200
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	205,000	201,925
9.50% due 10/15/2015	70,000	68,950

		500,075
Steel - 0.11%
Metals USA Holdings Corp.
11.3556% due 01/15/2012 (b)	30,000	30,000
Metals USA, Inc.
11.125% due 12/01/2015	485,000	528,650
Tube City IMS Corp.
9.75% due 02/01/2015	195,000	199,875

		758,525
Telecommunications Equipment &
Services - 0.59%
Citizens Communications Company
7.125% due 03/15/2019	135,000	127,575
7.875% due 01/15/2027	220,000	213,950
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	799,921
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	260,000	295,100
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	240,000	255,000
11.25% due 06/15/2016	575,000	644,000
Level 3 Communications, Inc.
9.25% due 11/01/2014	205,000	207,050
Level 3 Financing, Inc.
8.75% due 02/15/2017	55,000	54,381
9.25% due 11/01/2014	60,000	60,600
PAETEC Holding Corp.
9.50% due 07/15/2015	160,000	162,600
PanAmSat Corp.
9.00% due 08/15/2014	95,000	99,037
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,166,600

		4,085,814
Telephone - 0.79%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	70,000	62,300
Cincinnati Bell, Inc.
7.00% due 02/15/2015	170,000	166,600
Nordic Telephone Company Holdings
8.875% due 05/01/2016	260,000	277,225
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	561,938

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Qwest Corp.
8.61% due 06/15/2013 (b)	$30,000	$32,550
8.875% due 03/15/2012	175,000	188,563
Sprint Capital Corp.
8.375% due 03/15/2012	1,730,000	1,884,650
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	818,282
Verizon Florida, Inc., Series F
6.125% due 01/15/2013	520,000	524,221
Virgin Media, Inc.
9.125% due 08/15/2016	465,000	487,087
Virgin Media, Inc., Series S
8.75% due 04/15/2014	5,000	5,150
Windstream Corp.
8.625% due 08/01/2016	470,000	497,025

		5,505,591

Tobacco - 0.26%
Alliance One International, Inc.
11.00% due 05/15/2012	85,000	93,287
Altria Group, Inc.
7.00% due 11/04/2013	1,640,000	1,739,463

		1,832,750

Transportation - 0.03%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	70,000	70,700
Horizon Lines LLC
9.00% due 11/01/2012	115,000	121,613

		192,313

Trucking & Freight - 0.06%
Saint Acquisition Corp.
12.50% due 05/15/2017	435,000	411,075

TOTAL CORPORATE BONDS (Cost $346,274,697)		$343,386,674

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.87%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045	1,640,000	1,589,913
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.71% due 04/25/2035	272,055	267,711
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	627,639
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	581,912	580,308
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	4,346,371	4,349,605
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	4,469,777	4,482,849
Countrywide Home Loans, Series 2005-9, Class 2A1
5.54% due 05/25/2035 (b)	171,377	171,457

The accompanying notes are an integral part of the financial statements. 120

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.733% due 05/20/2036 (b)	$290,786	$291,921
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.555% due 02/15/2039 (b)	2,580,000	2,530,353
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017	25,930	7,146
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5295% IO due 05/17/2032 (b)	26,145,030	539,100
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.04% due 09/19/2035 (b)	102,668	101,417
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	1,010,826	1,032,200
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
5.52% due 06/25/2047 (b)***	5,775,398	5,771,369
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 ***	3,960,000	3,947,747
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.973% due 08/25/2035 (b)	574,606	566,577
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	3,636,024	3,637,828
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8441% due 01/25/2036 (b)	1,251,140	1,230,794
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
5.53% due 04/25/2046 (b)***	4,505,003	4,512,517
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
6.245% due 10/25/2032 (b)	1,386,986	1,405,391
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,227,465	1,184,560
Merit Securities Corp., Series 11PA, Class B2
6.82% due 09/28/2032 (b)	1,073,571	988,766
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.66% due 05/12/2039 (b)	1,810,000	1,797,098
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.35% due 10/25/2034 (b)	823,887	822,727
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.443% due 06/25/2036 (b)***	4,206,654	4,184,600
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	3,484,660	3,490,247
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035	4,135,049	4,062,040

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.503% due 08/25/2035 (b)	$458,239	$461,694
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.51% due 07/25/2036 (b)***	4,595,194	4,603,836
Thornburg Mortgage Securities Trust, Series
2005-2, Class A3
5.56% due 07/25/2045 (b)	476,565	476,868
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	4,733,146	4,727,861
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	4,745,616	4,737,888
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	2,945,920	2,954,694
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.45% due 08/25/2036 (b)***	3,287,191	3,285,522

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $75,730,985)		$75,422,243

ASSET BACKED SECURITIES - 7.49%
ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	3,445,949	3,445,000
Amortizing Residential Corp. Trust,
Series 2002-BC6, Class M2
6.52% due 08/25/2032 (b)	154,134	154,316
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
8.17% due 04/15/2033 (b)	161,511	161,694
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,424,622	3,370,578
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,485,644	3,414,842
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
6.57% due 06/25/2034 (b)	830,000	833,433
GSAA Home Equity Trust, Series 2005-7, Class AV1
5.43% due 05/25/2035 (b)	151,494	151,481
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	1,990,058	1,990,146
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	3,410,671	3,410,660
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.38% due 08/25/2036 (b)***	2,375,250	2,375,333
Long Beach Mortgage Loan Trust, Series 2006-4,
Class 2A1
5.37% due 05/25/2036 (b)***	2,561,407	2,561,500

The accompanying notes are an integral part of the financial statements. 121

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Merrill Lynch Mortgage Investors, Inc., Series
2005-WM1N, Class N1
5.00% due 09/25/2035	$8,842	$8,213
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,254,257	1,320,285
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	2,703,174	2,703,754
MSDWCC Heloc Trust, Series 2005-1, Class A
5.51% due 07/25/2017 (b)	50,221	50,261
RAAC Series, Series 2006-RP2, Class A
5.57% due 02/25/2037 (b)***	3,555,531	3,555,161
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.39% due 04/25/2036 (b)	1,083,934	1,084,130
SACO I Trust, Inc., Series 2006-5, Class 1A
5.47% due 04/25/2036 (b)	2,340,552	2,342,743
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)	3,255,102	3,254,481
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034	46,524	9,139
SLM Student Loan Trust, Series 2006-5, Class A2
5.34% due 07/25/2017 (b)***	5,400,000	5,400,961
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	3,432,456	3,430,548
Structured Asset Securities Corp., Series
2007-TC1, Class A
5.62% due 04/25/2031 (b)	6,900,000	6,900,000

TOTAL ASSET BACKED SECURITIES
(Cost $52,081,913)		$51,928,659

SUPRANATIONAL OBLIGATIONS - 0.43%
Venezuela - 0.43%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	2,857,000	2,992,053

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)		$2,992,053

COMMON STOCKS - 0.00%
Food & Beverages - 0.00%
Imperial Sugar Company (a)	688	21,184

Household Products - 0.00%
Home Interiors *	1,103,919	11,039

TOTAL COMMON STOCKS (Cost $441,132)		32,223

PREFERRED STOCKS - 0.51%
Automobiles - 0.49%
General Motors Corp., Series C	135,250	3,389,365

Crude Petroleum & Natural Gas - 0.02%
Chesapeake Energy Corp. *	491	141,040

TOTAL PREFERRED STOCKS (Cost $3,371,055)		$3,530,405

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.58%
Call Options - 0.58%
3 Month Euribor Futures
Expiration 09/17/2007 at $95.00	3,242,500	$2,642,523
Eurodollar Futures
Expiration 12/17/2007 at $94.00	60,000	42,900
Expiration 09/17/2007 at $94.00	1,832,500	1,227,775
Expiration 09/17/2007 at $94.50	15,000	2,588
Expiration 09/17/2007 at $94.75	112,500	2,531
German Fed Rep Bonds 10 Year Futures
Expiration 08/24/2007 at $113.00	35,000	64
Libor Futures
Expiration 09/19/2007 at $93.00	72,500	0
Expiration 09/19/2007 at $93.50	42,500	28,244
U.S. Treasury Bonds Futures
Expiration 08/24/2007 at $115.00	219,000	3,422
U.S. Treasury Notes 5 Year Futures
Expiration 08/24/2007 at $103.00	55,000	67,031
Expiration 08/24/2007 at $104.50	39,000	12,797

		4,029,875

Put Options - 0.00%
Sterling Interest Rate Futures
Expiration 09/19/2007 at $92.875	72,500	0

TOTAL OPTIONS (Cost $5,513,585)		$4,029,875

REPURCHASE AGREEMENTS - 14.50%
Merrill Lynch Tri-Party Repurchase
Agreement dated 06/29/2007 at
5.15% to be repurchased at
$100,643,174 on 07/02/2007,
collateralized by $100,000,000
Federal National Mortgage
Association, 6.07% due
05/12/2016 (valued at
$100,683,653, including interest)
and $10,235,000 Federal National
Mortgage Association, zero
coupon due 11/15/2030 (valued at
$2,737,680, including interest) ***	$100,600,000	$100,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $100,600,000)		$100,600,000

SHORT TERM INVESTMENTS - 3.25%
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 ****	$2,000,000	$1,927,633
J.P. Morgan Chase London, Series EMTN
zero coupon due 10/30/2007	5,410,000	5,250,205
John Hancock Cash Investment Trust (c)	15,350,575	15,350,575

TOTAL SHORT TERM INVESTMENTS
(Cost $22,528,414)		$22,528,413

Total Investments (Strategic Bond Trust)
(Cost $898,487,367) - 128.60%		$892,119,306
Liabilities in Excess of Other Assets - (28.60)%		(198,400,230)

TOTAL NET ASSETS - 100.00%		$693,719,076

The accompanying notes are an integral part of the financial statements. 122

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 4.07%
U.S. Treasury Bonds - 0.83%
8.125% due 08/15/2019		$1,065,000	$1,346,726
9.25% due 02/15/2016		1,860,000	2,402,597

			3,749,323
U.S. Treasury Notes - 3.24%
4.75% due 05/15/2014		3,890,000	3,841,375
4.875% due 08/15/2016		10,956,560	10,822,297

			14,663,672

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,618,577)			$18,412,995

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.84%
Federal National Mortgage
Association - 9.84%
5.375% due 06/12/2017		8,000,000	7,934,640
5.50% due 10/01/2036 to 05/01/2037		15,464,811	14,970,040
6.00% due 11/01/2036 to 01/01/2037		10,829,578	10,719,740
6.50% due 11/01/2036		5,227,842	5,278,687
6.50% TBA **		5,625,000	5,677,734

			44,580,841

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,180,595)			$44,580,841

FOREIGN GOVERNMENT OBLIGATIONS - 27.89%
Austria - 0.22%
Republic of Austria, Series EMTN
6.00% due 09/26/2008	NZD	1,315,000	989,695

Brazil - 0.76%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	5,530,000	3,465,020

Canada - 15.51%
Government of Canada
4.00% due 06/01/2016	CAD	18,790,000	16,960,557
4.25% due 12/01/2008		11,060,000	10,346,099
5.50% due 06/01/2009		3,545,000	3,388,607
6.00% due 06/01/2011		17,030,000	16,822,159
Province of Ontario
4.40% due 03/08/2016		4,075,000	3,722,271
4.50% due 03/08/2015		2,755,000	2,541,345
5.70% due 12/01/2008		6,705,000	6,386,441
6.25% due 06/16/2015		2,600,000	1,828,682
6.375% due 10/12/2010	NZD	2,930,000	2,156,855
Province of Quebec
5.25% due 10/01/2013	CAD	6,320,000	6,079,632

			70,232,648
Colombia - 1.03%
Republic of Colombia
10.00% due 01/23/2012		$110,000	126,775
10.75% due 01/15/2013		3,700,000	4,517,700

			4,644,475

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
France - 2.27%
Government of France
4.75% due 10/25/2012	EUR	7,540,000	$10,280,864

Germany - 2.67%
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016		6,035,000	7,558,844
Federal Republic of Germany
5.00% due 07/04/2012		3,290,000	4,537,321

			12,096,165

Mexico - 0.44%
Government of Mexico
5.625% due 01/15/2017		$530,000	518,870
5.875% due 01/15/2014		510,000	512,550
6.375% due 01/16/2013		410,000	423,940
8.125% due 12/30/2019		310,000	367,350
10.375% due 02/17/2009		160,000	171,600

			1,994,310

Spain - 3.65%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,515,000	7,304,129
5.00% due 07/30/2012		2,705,000	3,724,754
5.35% due 10/31/2011		3,965,000	5,521,031

			16,549,914

United Kingdom - 1.34%
Government of United Kingdom
4.00% due 03/07/2009	GBP	220,000	429,195
5.00% due 03/07/2008		2,830,000	5,652,995

			6,082,190

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $122,898,730)			$126,335,281

CORPORATE BONDS - 34.79%
Advertising - 0.10%
Vertis, Inc.
9.75% due 04/01/2009		$425,000	431,375

Aerospace - 0.04%
DRS Technologies, Inc.
7.625% due 02/01/2018		200,000	202,000

Agriculture - 0.06%
Saskatchewan Wheat Pool, Inc.
8.00% due 04/08/2013	CAD	300,000	292,759

Air Travel - 0.08%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		$375,000	373,594

Apparel & Textiles - 0.48%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)		2,155,000	2,187,325

Banking - 0.67%
Banco Macro SA
8.50% due 02/01/2017		1,425,000	1,389,375
BanColombia SA
6.875% due 05/25/2017		695,000	673,281

The accompanying notes are an integral part of the financial statements. 123

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Landwirtschaftliche Rentenbank, Series EMTN
6.50% due 09/17/2009	NZD	1,305,000	$973,204

			3,035,860
Broadcasting - 0.84%
Allbritton Communications Company
7.75% due 12/15/2012		$2,185,000	2,195,925
Radio One, Inc.
8.875% due 07/01/2011		325,000	333,531
XM Satellite Radio, Inc.
9.75% due 05/01/2014		815,000	798,700
9.8563% due 05/01/2013 (b)		500,000	482,500

			3,810,656
Business Services - 0.70%
Allied Security Escrow Corp.
11.375% due 07/15/2011		300,000	301,500
Minerva Overseas, Ltd.
9.50% due 02/01/2017		2,775,000	2,858,250

			3,159,750
Cable and Television - 1.08%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	98,750
Charter Communications Holdings I LLC
11.00% due 10/01/2015		1,000,000	1,041,250
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	250,609
Shaw Communications, Inc.
5.70% due 03/02/2017		690,000	614,087
6.10% due 11/16/2012		500,000	477,467
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$816,000	840,480
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,595,000	1,587,025

			4,909,668
Cellular Communications - 1.31%
American Cellular Corp.
10.00% due 08/01/2011		2,000,000	2,095,000
Centennial Communications Corp.
10.00% due 01/01/2013		1,500,000	1,608,750
Dobson Communications Corp.
8.875% due 10/01/2013		1,500,000	1,567,500
Rural Cellular Corp.
8.36% due 06/01/2013 (b)		660,000	656,700

			5,927,950
Chemicals - 0.17%
American Pacific Corp.
9.00% due 02/01/2015		765,000	767,869

Commercial Services - 0.36%
Aramark Corp.
8.50% due 02/01/2015		800,000	814,000
8.86% due 02/01/2015 (b)		795,000	806,925

			1,620,925

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Construction Materials - 0.33%
Masonite International Corp.
11.00% due 04/06/2015		$1,590,000	$1,470,750

Containers & Glass - 2.02%
BWAY Corp.
10.00% due 10/15/2010		795,000	826,800
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	1,022,500
9.50% due 08/15/2013		1,500,000	1,558,125
OI European Group BV
6.875% due 03/31/2017	EUR	475,000	639,608
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	1,707,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		875,000	848,750
8.375% due 07/01/2012		1,765,000	1,767,206
US Corrugated, Inc.
10.00% due 06/12/2013		785,000	785,000

			9,155,739

Crude Petroleum & Natural Gas - 0.69%
Denbury Resources, Inc.
7.50% due 12/15/2015		685,000	683,287
Dune Energy, Inc.
10.50% due 06/01/2012		1,040,000	1,016,600
Energy XXI Gulf Coast, Inc.
10.00% due 06/15/2013		1,060,000	1,030,850
W&T Offshore, Inc.
8.25% due 06/15/2014		415,000	415,000

			3,145,737

Diversified Financial Services - 0.74%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	4,515,000	3,356,260

Electrical Utilities - 0.27%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016		$1,230,000	1,233,075

Electronics - 0.08%
L-3 Communications Corp., Series B
6.375% due 10/15/2015		370,000	349,650

Financial Services - 8.93%
Canada Housing Trust No 1
4.80% due 06/15/2012	CAD	8,035,000	7,590,395
Capital One Capital IV
6.745% due 02/17/2037 (b)		$475,000	437,049
Cosan Finance, Ltd.
7.00% due 02/01/2017		1,090,000	1,055,992
Ford Motor Credit Company LLC
7.80% due 06/01/2012		540,000	524,779
Independencia International, Ltd.
9.875% due 01/31/2017		1,785,000	1,883,175
ISA Capital do Brasil SA
8.80% due 01/30/2017		530,000	567,100
JSG Funding PLC
9.625% due 10/01/2012		43,000	45,043

The accompanying notes are an integral part of the financial statements. 124

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Local TV Finance LLC
9.25% due 06/15/2015		$260,000 $	256,750
Merrill Lynch & Company, Inc., Series BRL$
10.71% due 03/08/2017	BRL	2,000,000	1,105,587
Morgan Stanley
10.09% due 05/03/2017		5,560,000	2,903,661
New South Wales Treasury Corp, Series 10RG
7.00% due 12/01/2010	AUD	23,070,000	19,771,804
Nexstar Finance, Inc.
7.00% due 01/15/2014		$1,070,000	1,059,300
Orascom Telecom Finance
7.875% due 02/08/2014		480,000	464,223
TAM Capital, Inc.
7.375% due 04/25/2017		995,000	939,031
Toyota Motor Credit Corp, Series EMTN
6.75% due 09/21/2009	NZD	1,700,000	1,270,834
Ucar Finance, Inc.
10.25% due 02/15/2012		$523,000	547,842

			40,422,565

Food & Beverages - 0.46%
Cosan SA Industria e Comercio
8.25% due 02/28/2049		1,000,000	1,012,500
Sadia Overseas, Ltd.
6.875% due 05/24/2017		1,100,000	1,079,097

			2,091,597

Gas & Pipeline Utilities - 1.49%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		1,000,000	1,035,000
KN Capital Trust I, Series B
8.56% due 04/15/2027		360,000	362,557
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		2,265,000	2,304,637
Regency Energy Partners LP/Regency Energy
Finance Corp.
8.375% due 12/15/2013		1,615,000	1,663,450
Southern Union Company
7.20% due 11/01/2066 (b)		830,000	831,096
Williams Partners LP/Williams Partners
Finance Corp.
7.25% due 02/01/2017		540,000	542,700

			6,739,440

Gold - 0.23%
New Gold, Inc.
5.00% due 06/28/2014	CAD	107,000	176,062
10.00% due 06/28/2017		1,070,000	845,094

			1,021,156

Healthcare Products - 0.36%
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		$1,505,000	1,617,875

Holdings Companies/Conglomerates - 0.20%
UAL Corp.
4.50% due 06/30/2021		670,000	904,433

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders - 0.29%
Beazer Homes USA, Inc.
4.625% due 06/15/2024	$1,480,000	$1,300,550

Hotels & Restaurants - 1.20%
CCM Merger, Inc.
8.00% due 08/01/2013	2,960,000	2,945,200
Dave & Buster's, Inc.
11.25% due 03/15/2014	2,020,000	2,070,500
Landry's Restaurants, Inc., Series B
7.50% due 12/15/2014	435,000	421,950

		5,437,650

Industrial Machinery - 0.29%
Manitowoc, Inc.
7.125% due 11/01/2013	1,305,000	1,308,263

Insurance - 0.20%
Sul America Participacoes SA
8.625% due 02/15/2012	890,000	914,475

International Oil - 0.71%
Ocean Rig Norway AS
8.375% due 07/01/2013	300,000	309,000
Pemex Project Funding Master Trust
5.75% due 12/15/2015	130,000	127,530
7.375% due 12/15/2014	1,255,000	1,363,990
9.125% due 10/13/2010	1,290,000	1,419,000

		3,219,520

Leisure Time - 4.94%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,000,000	980,000
Chukchansi Economic Development Authority
8.00% due 11/15/2013	695,000	708,900
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,000,000	910,000
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015	665,000	665,000
Great Canadian Gaming Corp.
7.25% due 02/15/2015	1,000,000	995,000
Isle of Capri Casinos
7.00% due 03/01/2014	895,000	846,894
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,755,000	2,861,756
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,000,000	1,030,000
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014	1,010,000	878,700
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	692,375
7.625% due 01/15/2017	1,400,000	1,331,750
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	555,000	549,450
7.125% due 08/15/2014	2,975,000	2,945,250
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,578,750

The accompanying notes are an integral part of the financial statements. 125

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
MTR Gaming Group, Inc., Series B (continued)
9.75% due 04/01/2010	$200,000	$208,000
Penn National Gaming, Inc.
6.75% due 03/01/2015	100,000	102,500
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	625,000	601,563
Pokagon Gaming Authority
10.375% due 06/15/2014	500,000	551,250
Station Casinos, Inc.
6.50% due 02/01/2014	625,000	553,125
6.875% due 03/01/2016	250,000	220,625
Turning Stone Resort Casino
9.125% due 09/15/2014	1,540,000	1,566,950
9.125% due 12/15/2010	1,475,000	1,500,812
Waterford Gaming LLC
8.625% due 09/15/2012	74,000	77,145

		22,355,795

Liquor - 0.27%
Constellation Brands, Inc.
7.25% due 05/15/2017	1,235,000	1,204,125

Medical-Hospitals - 0.47%
HCA, Inc.
9.125% due 11/15/2014	540,000	567,675
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,495,000	1,554,800

		2,122,475

Metal & Metal Products - 0.33%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	290,000	295,800
PNA Group, Inc.
10.75% due 09/01/2016	1,080,000	1,177,200

		1,473,000

Mining - 0.48%
Drummond Company, Inc.
7.375% due 02/15/2016	2,295,000	2,180,250

Paper - 0.29%
Buckeye Technologies, Inc.
9.25% due 09/15/2008	138,000	138,000
Pope & Talbot, Inc.
8.375% due 06/01/2013	1,500,000	1,185,000

		1,323,000

Petroleum Services - 0.20%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	895,000	893,881

Publishing - 0.23%
Primedia, Inc.
8.875% due 05/15/2011	1,015,000	1,045,450

Railroads & Equipment - 0.11%
American Railcar Industries, Inc.
7.50% due 03/01/2014	500,000	497,500

Real Estate - 0.59%
Realogy Corp.
10.50% due 04/15/2014	1,560,000	1,485,900

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Realogy Corp. (continued)
12.375% due 04/15/2015	$1,310,000	$1,195,375

		2,681,275

Sanitary Services - 0.02%
Waste Services, Inc.
9.50% due 04/15/2014	100,000	105,125

Semiconductors - 0.26%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	1,260,000	1,184,400

Steel - 0.23%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,030,000	1,040,300

Telecommunications Equipment &
Services - 0.41%
Axtel SAB de CV
7.625% due 02/01/2017	1,095,000	1,084,050
Citizens Communications Company
7.125% due 03/15/2019	795,000	751,275

		1,835,325

Telephone - 0.33%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	1,500,000	1,515,000
Tobacco - 0.48%
Alliance One International, Inc.
11.00% due 05/15/2012	2,000,000	2,195,000
Transportation - 0.56%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,500,000	1,590,000
PHI, Inc.
7.125% due 04/15/2013	1,000,000	955,000

		2,545,000

Trucking & Freight - 0.21%
Saint Acquisition Corp.
12.50% due 05/15/2017	1,015,000	964,250

TOTAL CORPORATE BONDS (Cost $154,948,670)		$157,569,617

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.49%
American Home Mortgage Assets, Series 2006-6,
Class XP
zero coupon IO due 12/25/2046	24,816,542	1,310,624
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	3,273,137
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3996% due 07/15/2044 (b)	3,850,000	3,728,054
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
1.9881% IO due 11/20/2035	15,005,661	543,955
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.9426% IO due 08/25/2046 (b)	7,448,429	353,800

The accompanying notes are an integral part of the financial statements. 126

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
6.029% IO due 07/25/2046 (b)	$19,069,745	$864,098
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
zero coupon IO due 06/25/2047 (b)	13,130,000	607,263
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036	950,000	937,062
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	1,120,000	1,103,587
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,435,000	4,290,215
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	5,740,000	5,528,374
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,066,936
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,438,217	2,354,260
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	7,172,000	6,928,189
Global Tower Partners Acquisition LLC, Series
2007-1A, Class G
7.8737% due 05/15/2037	620,000	620,000
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.2839% due 05/10/2040 (b)	6,750,000	6,680,097
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.1126% due 07/10/2038 (b)	3,755,000	3,789,689
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036 (b)	37,668,674	1,153,603
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	705,000	697,113
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	425,000	420,296
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7477% due 04/25/2037 (b)	4,026,995	4,047,602
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
zero coupon IO due 07/25/2047	47,560,000	637,304
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047	81,135,000	1,220,900
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
zero coupon IO due 04/25/2047	35,345,000	724,573

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)		$3,221,774	$3,227,365

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,353,412)			$61,108,096

ASSET BACKED SECURITIES - 0.36%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037		1,670,000	1,637,993

TOTAL ASSET BACKED SECURITIES
(Cost $1,669,988)			$1,637,993

SUPRANATIONAL OBLIGATIONS - 3.12%
Supranational - 3.12%
European Investment Bank
6.75% due 11/17/2008	NZD	2,535,000	1,922,467
European Investment Bank AG
14.75% due 11/14/2008		1,200,000	661,364
European Investment Bank, Series EMTN
6.08% due 04/21/2008		2,090,000	1,587,062
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012		7,710,000	5,821,407
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	4,465,000	4,091,486
International Bank for Reconstruction &
Development, Series EMTN
5.24% due 08/28/2007	NZD	40,000	30,753

			14,114,539

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $13,396,513)			$14,114,539

COMMON STOCKS - 1.03%
Mining - 1.00%
Newmont Mining Corp.		46,500	1,816,290
Silver Standard Resources, Inc., ADR *		78,650	2,703,200

			4,519,490

Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR		6,774	127,758

TOTAL COMMON STOCKS (Cost $4,108,016)			$4,647,248

TERM LOANS - 0.73%
Educational Services - 0.19%
Riverdeep Interactive Learning
8.095% due 11/28/2013	EUR	877,785	880,506

Financial Services - 0.12%
Local TV Finance LLC
7.356% due 05/07/2013		$520,000	520,650

Healthcare Products - 0.08%
Inverness Medical Innovations, Inc.
8.75% due 02/15/2012		375,000	375,000

The accompanying notes are an integral part of the financial statements. 127

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Leisure Time - 0.34%
Great Canadian Gaming Corp.
6.86% due 02/07/2014	$1,521,188	$1,521,826

TOTAL TERM LOANS (Cost $3,310,913)		$3,297,982

WARRANTS - 0.04%
Gold - 0.04%
New Gold, Inc.	107,000	176,061

TOTAL WARRANTS (Cost $210,285)		$176,061

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$8,003 on 07/02/2007,
collateralized by $10,000 Federal
Home Loan Mortgage Corp.,
6.00% due 04/16/2037 (valued at
$9,713 including interest)	$8,000	$8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,000)		$8,000

SHORT TERM INVESTMENTS - 5.21%
Federal Home Loan Bank Discount Notes
4.80% due 07/02/2007	$21,000,000	$20,997,200
John Hancock Cash Investment Trust (c)	2,604,060	2,604,060

TOTAL SHORT TERM INVESTMENTS
(Cost $23,601,260)		$23,601,260

Total Investments (Strategic Income Trust)
(Cost $450,304,959) - 100.57%		$455,489,913
Liabilities in Excess of Other Assets - (0.57)%		(2,603,717)

TOTAL NET ASSETS - 100.00%		$452,886,196

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 0.82%
Treasury Inflation Protected
Securities (d) - 0.45%
2.00% due 01/15/2026 ***	$4,371,822	$3,959,913
2.375% due 01/15/2025 ***	4,932,090	4,742,510
3.625% due 04/15/2028 ***	638,670	739,910

		9,442,333

U.S. Treasury Notes - 0.37%
4.50% due 05/15/2017 ***	8,300,000	7,957,625

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,980,517)		$17,399,958

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.49%
Federal Home Loan Mortgage Corp. - 1.21%
3.952% due 06/01/2034 ***		$896,417	$875,913
5.00% due 05/01/2018 to 12/01/2018 ***		2,809,280	2,725,284
5.50% TBA **		16,000,000	15,430,000
6.00% due 03/01/2016 to 09/01/2016 ***		142,638	143,439
6.00% TBA **		6,000,000	5,943,750
7.574% due 01/01/2029 (b)***		421,791	428,134

			25,546,520
Federal National Mortgage
Association - 41.41%
4.691% due 09/01/2035 (b)***		8,475,886	8,557,064
5.00% due 11/01/2017 to 06/01/2037 ***		223,597,613	212,043,504
5.00% TBA **		1,000,000	936,875
5.50% due 11/01/2016 to 03/01/2037 ***		315,154,473	305,034,602
5.50% TBA **		177,000,000	170,638,750
5.626% due 05/01/2036 (b)***		5,003,269	5,043,772
5.958% due 06/01/2043 (b)***		3,130,708	3,173,723
6.00% due 03/01/2016 to 04/01/2037 ***		51,575,999	51,067,306
6.00% TBA **		95,000,000	93,960,890
6.427% due 10/01/2040 (b)***		594,507	605,141
7.208% due 07/01/2009 (b)***		251,094	250,687
6.00% due 02/01/2037 ***		22,516,726	22,288,353

			873,600,667
Government National Mortgage
Association - 0.46%
5.00% due 12/20/2034 to 03/20/2035 ***		1,233,965	1,008,214
5.375% due 05/20/2023 to
05/20/2030 (b)***		1,031,898	1,043,834
5.75% due 09/20/2021 to
02/20/2032 (b)***		1,618,799	1,624,291
6.00% TBA **		5,000,000	4,973,440
6.125% due 10/20/2029 to
11/20/2029 (b)***		843,872	854,345
6.375% due 02/20/2024 (b)***		257,523	259,758

			9,763,882
Small Business Administration - 0.41%
4.504% due 02/01/2014 ***		885,737	845,315
4.88% due 11/01/2024 ***		164,968	157,598
5.13% due 09/01/2023 ***		308,146	301,880
5.52% due 06/01/2024 ***		5,584,244	5,560,527
6.344% due 08/01/2011 ***		1,600,859	1,618,908
7.449% due 08/01/2010 ***		76,181	77,273

			8,561,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $937,055,699)			$917,472,570

FOREIGN GOVERNMENT OBLIGATIONS - 0.04%
Brazil - 0.02%
Federative Republic of Brazil
10.25% due 01/10/2028 ***	BRL	700,000	404,174

The accompanying notes are an integral part of the financial statements. 128

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
South Africa - 0.02%
South Africa Government International Bond
5.875% due 05/30/2022 ***	$500,000	$488,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $868,147)		$892,924

CORPORATE BONDS - 31.01%
Air Travel - 0.01%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011 ***	199,800	202,047

Automobiles - 0.49%
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008 ***	2,600,000	2,591,012
5.79% due 03/13/2009 (b)***	3,000,000	3,012,660
DaimlerChrysler N.A. Holding Corp., MTN
5.805% due 08/03/2009 (b)***	3,500,000	3,518,245
DaimlerChrysler N.A. Holding Corp., Series MTN
5.71% due 03/13/2009 (b)***	1,300,000	1,301,428

		10,423,345
Banking - 10.27%
American Express Centurion Bank, Series BKNT
5.34% due 06/12/2009 (b)***	8,200,000	8,198,950
ANZ National International Ltd.
5.3956% due 08/07/2009 (b)***	5,000,000	4,997,590
Bank of America Corp.
5.37% due 06/19/2009 (b)***	16,700,000	16,715,782
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***	9,900,000	9,902,277
5.3769% due 07/25/2008 (b)***	100,000	100,032
6.00% due 10/15/2036 ***	1,400,000	1,351,260
Bank of Ireland, Series MTN
5.415% due 12/18/2009 (b)***	9,000,000	9,012,591
Banque Nationale de Paris, Series YCD
5.262% due 05/28/2008 (b)***	3,000,000	3,000,402
BNP Paribas
5.261% due 07/03/2008 ***	4,500,000	4,499,105
China Development Bank
5.00% due 10/15/2015 ***	500,000	477,590
Credit Agricole SA/London
5.36% due 05/28/2009 (b)***	3,400,000	3,399,684
5.41% due 05/28/2010 (b)***	3,900,000	3,899,415
Dexia Credit Local/New York, Series YCD
5.27% due 09/29/2008 (b)***	20,200,000	20,199,939
DnB NORBank ASA
5.4434% due 10/13/2009 (b)***	3,300,000	3,300,056
Export-Import Bank of China
4.875% due 07/21/2015 ***	500,000	473,819
Export-Import Bank of Korea
5.45% due 06/01/2009 (b)***	4,800,000	4,799,880
Fortis Bank SA/NV - New York, NY, Series YCD
5.295% due 04/28/2008 (b)***	8,100,000	8,102,681
HSBC Bank USA, Series BKNT
5.43% due 09/21/2007 (b)***	7,900,000	7,901,936
5.50% due 06/10/2009 (b)***	1,200,000	1,203,144

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***	$2,600,000	2,600,239
5.49% due 09/15/2008 (b)***	8,600,000	8,615,575
HSBC Holdings PLC
6.50% due 05/02/2036 ***	1,300,000	1,335,972
Lehman Brothers Holdings, Inc., Series MTN
5.475% due 11/16/2009 (b)***	8,000,000	8,003,208
National Australia Bank Ltd.
5.40% due 09/11/2009 (b)***	3,800,000	3,799,862
Nordea Bank Finland PLC
5.262% due 03/31/2008 ***	2,800,000	2,799,026
5.307% due 04/09/2009 ***	8,200,000	8,197,559
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***	2,900,000	2,901,032
Residential Capital LLC
6.46% due 05/22/2009 (b)***	4,500,000	4,479,030
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***	700,000	669,285
Royal Bank of Scotland PLC
5.4238% due 07/21/2008 (b)***	2,900,000	2,901,917
Santander US Debt SA Unipersonal
5.40% due 09/21/2007 (b)***	2,400,000	2,400,283
5.42563% due 11/20/2009 ***	4,100,000	4,100,648
5.45% due 09/19/2008 (b)***	6,600,000	6,604,838
State Street Capital Trust IV
6.355% due 06/15/2037 (b)(c)***	600,000	599,105
Unicreditio Italiano, Series YCD
5.35% due 05/06/2008 ***	18,500,000	18,500,870
USB Capital IX
6.189% due 04/15/2042 (b)***	500,000	503,692
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***	3,500,000	3,503,500
Wachovia Bank NA, Series BKNT
5.42% due 05/25/2010 (b)***	16,500,000	16,531,647
Wachovia Bank NA, Series BKNT
5.32% due 10/03/2008 ***	2,600,000	2,600,255
Wachovia Corp, Series MTN
5.41% due 12/01/2009 (b)***	800,000	800,449
Wachovia Corp.
5.625% due 10/15/2016 ***	300,000	292,199
Westpac Banking Corp., Series DPNT
5.28% due 06/06/2008 (b)***	2,300,000	2,299,841

		216,576,165
Biotechnology - 0.37%
Amgen Inc.
5.44% due 11/28/2008 (b)***	7,900,000	7,901,477

Cable and Television - 0.48%
Comcast Corp.
5.6556% due 07/14/2009 (b)***	4,400,000	4,400,361
5.875% due 02/15/2018 ***	1,000,000	968,517
6.45% due 03/15/2037 ***	1,000,000	963,724
Time Warner, Inc.
5.606% due 11/13/2009 (b)***	3,700,000	3,703,556

		10,036,158

The accompanying notes are an integral part of the financial statements. 129

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications - 0.01%
AT&T Broadband Corp.
8.375% due 03/15/2013 ***	$200,000	$223,262

Coal - 0.08%
Peabody Energy Corp.
7.875% due 11/01/2026 ***	1,600,000	1,656,000

Crude Petroleum & Natural Gas - 0.27%
Anadarko Petroleum Corp.
5.76% due 09/15/2009 (b)***	5,700,000	5,705,073

Diversified Financial Services - 1.83%
AIG Matched Funding Corp.
5.36% due 06/16/2008 (b)***	3,500,000	3,505,569
General Electric Capital Corp., Series A
5.43% due 10/06/2010 (b)***	4,900,000	4,900,255
General Electric Capital Corp., Series MTN
5.39% due 01/05/2009 (b)***	2,100,000	2,101,004
5.43% due 08/15/2011 (b)***	6,500,000	6,492,096
5.46% due 10/21/2010 (b)***	7,800,000	7,809,376
5.55% due 01/08/2016 (b)***	1,600,000	1,598,669
General Electric Capital Corp., Series MTNA
5.48% due 12/15/2009 (b)***	3,400,000	3,407,391
General Electric Capital Corp., Series MTN
5.41% due 10/26/2009 (b)***	5,600,000	5,601,120
5.4281% due 01/20/2010 (b)***	2,600,000	2,603,837
TNK-BP Finance SA
6.125% due 03/20/2012 ***	700,000	686,918

		38,706,235

Electrical Utilities - 0.61%
Dominion Resources, Inc.
5.70% due 09/17/2012 ***	150,000	150,119
Kinder Morgan, Inc.
7.00% due 11/24/2013 ***	10,000,000	9,954,200
PSEG Power LLC
6.95% due 06/01/2012 ***	100,000	104,668
Southern California Edison Company
5.455% due 02/02/2009 (b)***	2,600,000	2,601,118

		12,810,105

Financial Services - 11.70%
Abbey National Treasury Services PLC, Series YCD
5.275% due 07/02/2008 (b)***	5,400,000	5,401,004
American Express Bank FSB/Salt Lake City UT,
Series BKNT
5.41% due 10/20/2009 (b)***	4,300,000	4,300,692
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***	4,200,000	4,197,894
American Express Credit Corp., Series MTN
5.41% due 03/02/2009 (b)***	4,300,000	4,304,274
American Honda Finance Corp, Series MTN
5.41% due 02/09/2010 (b)***	4,600,000	4,599,949
Bear Stearns Companies, Inc., Series MTN
5.45% due 08/21/2009 (b)***	13,200,000	13,183,421
Bear Stearns Companies, Inc., Series MTNB
5.45% due 03/30/2009 (b)***	3,800,000	3,801,220
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***	2,500,000	2,451,183

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***	$4,400,000	$4,404,840
Caylon NY
5.34% due 01/16/2009 ***	5,800,000	5,800,986
CIT Group Holdings, Inc.
5.505% due 01/30/2009 (b)***	3,600,000	3,594,172
CIT Group, Inc.
5.51% due 12/19/2008 (b)***	3,500,000	3,497,428
CIT Group, Inc., Series MTN
5.48% due 08/17/2009 (b)***	6,600,000	6,574,498
Citigroup Funding Inc, Series MTN
5.36% due 06/26/2009 (b)***	3,000,000	2,999,457
Citigroup Funding, Inc., Series MTN
5.32% due 04/23/2009 (b)***	900,000	899,956
5.3425% due 12/08/2008 (b)***	1,400,000	1,400,335
Citigroup, Inc.
5.3925% due 12/28/2009 (b)***	1,200,000	1,200,271
5.40% due 12/26/2008 (b)***	10,000,000	10,004,920
5.395% due 01/30/2009 (b)***	12,200,000	12,203,148
6.125% due 08/25/2036 ***	4,200,000	4,124,056
General Motors Acceptance Corp. LLC, Series MTN
6.515% due 09/23/2008 (b)***	2,200,000	2,200,020
GMAC LLC
6.00% due 12/15/2011 ***	600,000	570,421
Goldman Sachs Group, Inc.
5.4056% due 12/23/2008 (b)***	600,000	600,008
5.45% due 06/23/2009 (b)***	3,200,000	3,202,435
5.625% due 01/15/2017 ***	2,900,000	2,779,398
Goldman Sachs Group, Inc., Series MTN
5.4469% due 11/10/2008 (b)***	4,000,000	4,004,860
5.455% due 11/16/2009 (b)***	1,600,000	1,600,995
Goldman Sachs Group, Inc., Series MTNB
5.45% due 12/22/2008 (b)***	4,600,000	4,604,568
5.685% due 07/23/2009 (b)***	9,600,000	9,648,979
HBOS PLC
5.92% due 09/29/2049 (b)***	700,000	656,505
HBOS Treasury Services PLC, Series MTN
5.3969% due 07/17/2009 (b)***	5,800,000	5,799,871
John Deere Capital Corp., Series MTN
5.4056% due 07/15/2008 (b)***	3,600,000	3,602,585
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***	700,000	674,132
JPMorgan Chase & Co, Series MTN
5.3956% due 05/07/2010 (b)***	5,600,000	5,599,871
Lehman Brothers Holdings, Inc., Series MTN
5.37% due 11/24/2008 (b)***	2,300,000	2,300,223
5.41% due 12/23/2008 (b)***	500,000	500,357
5.44% due 04/03/2009 (b)***	3,500,000	3,503,384
5.445% due 10/22/2008 (b)***	6,100,000	6,106,899
5.46% due 08/21/2009 (b)***	3,500,000	3,500,311
5.50% due 05/25/2010 (b)***	1,800,000	1,798,411
5.5788% due 07/18/2011 (b)***	2,700,000	2,703,699
Longpoint Re Ltd.
10.61% due 05/08/2010 (b)***	1,700,000	1,695,240
Merrill Lynch & Company, Inc., Series MTN
5.40563% due 05/08/2009 (b)***	2,900,000	2,900,133

The accompanying notes are an integral part of the financial statements. 130

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc., Series MTN
(continued)
5.555% due 07/25/2011 (b)***	$4,800,000	$4,796,069
Merrill Lynch & Company, Inc., Series MTNC
5.43% due 06/16/2008 (b)***	9,600,000	9,609,974
Merrill Lynch & Company, Inc., Series MTN
5.45% due 08/14/2009 (b)***	3,400,000	3,402,020
Morgan Stanley, Series FMTN
5.40563% due 05/07/2009 (b)***	4,100,000	4,100,209
Morgan Stanley, Series GMTN
5.4666% due 02/09/2009 (b)***	7,300,000	7,309,344
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)***	2,800,000	2,799,325
5.44% due 03/07/2008 (b)***	3,600,000	3,601,231
5.45025% due 01/15/2010 (b)***	2,900,000	2,900,075
Mystic Re, Ltd.
15.36% due 06/07/2011 (b)***	1,500,000	1,532,850
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)***	1,900,000	1,918,810
Phoenix Quake Wind, Ltd.
7.80% due 07/03/2008 (b)***	800,000	801,872
Phoenix Quake, Ltd.
7.80% due 07/03/2008 (b)***	800,000	803,768
Pricoa Global Funding I
5.435% due 01/25/2008 (b)***	6,400,000	6,404,269
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)***	3,600,000	3,964,331
SLM Corp., Series MTNA
5.565% due 07/25/2008 (b)***	15,200,000	15,094,679
6.00% due 06/30/2008 ***	4,600,000	4,577,000
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***	2,400,000	2,308,824
ZFS Finance USA Trust IV
5.875% due 05/09/2032 ***	1,500,000	1,477,877

		246,899,536
Food & Beverages - 0.00%
Kraft Foods, Inc.
6.25% due 06/01/2012 ***	100,000	101,635

Gas & Pipeline Utilities - 0.51%
El Paso Corp.
7.75% due 01/15/2032 ***	7,400,000	7,454,094
Williams Companies, Inc.
6.375% due 10/01/2010 ***	3,200,000	3,208,000

		10,662,094
Insurance - 0.61%
American International Group, Inc.
5.05% due 10/01/2015 ***	700,000	666,361
5.37% due 06/16/2009 (b)***	3,000,000	3,012,449
MetLife, Inc.
6.40% due 12/15/2036 (b)***	1,300,000	1,204,258
Metropolitan Life Global Funding I, Series MTN
5.40% due 05/17/2010 (b)***	7,200,000	7,199,273
Residential Reinsurance 2007 Ltd, Series CL2
15.61% due 06/07/2010 (b)***	700,000	699,860

		12,782,201

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
International Oil - 0.37%
Gaz Capital for Gazprom
6.212% due 11/22/2016 ***		$700,000	$680,050
Pemex Project Funding Master Trust
5.75% due 12/15/2015 ***		1,300,000	1,275,300
7.375% due 12/15/2014 ***		600,000	652,107
8.625% due 02/01/2022 ***		300,000	368,952
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 ***		1,500,000	1,391,610
Transocean, Inc.
5.5906% due 09/05/2008 ***		3,500,000	3,502,286

			7,870,305

Leisure Time - 0.01%
MGM Mirage, Inc.
6.00% due 10/01/2009 ***		200,000	198,250

Manufacturing - 0.37%
General Electric Company
5.40% due 12/09/2008 (b)***		2,800,000	2,802,195
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***		4,900,000	4,898,550

			7,700,745

Mining - 0.09%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.15% due 10/24/2036 ***		400,000	396,575
Vale Overseas, Ltd.
6.25% due 01/23/2017 ***		700,000	694,274
6.875% due 11/21/2036 ***		700,000	703,630

			1,794,479

Petroleum Services - 0.02%
Petroleum Export, Ltd.
5.265% due 06/15/2011 ***		497,617	483,196

Retail - 0.39%
Wal-Mart Stores, Inc.
5.265% due 06/16/2008 (b)***		8,300,000	8,296,979

Telecommunications Equipment &
Services - 0.66%
Deutsche Telekom International Finance BV
5.53% due 03/23/2009 (b)***		4,900,000	4,911,147
France Telecom SA
7.75% due 03/01/2011 ***		200,000	213,675
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***	EUR	200,000	274,294
Verizon Communications, Inc.
5.40% due 04/03/2009 (b)***		$8,400,000	8,402,554
Verizon Global Funding Corp.
7.25% due 12/01/2010 ***		200,000	210,829

			14,012,499

Telephone - 1.69%
AT&T Corp.
7.3 due 11/15/2011 (b)***		1,538,000	1,637,173
AT&T, Inc.
5.45% due 05/15/2008 (b)***		15,000,000	15,010,950

The accompanying notes are an integral part of the financial statements. 131

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
BellSouth Corp.
5.46% due 08/15/2008 (b)***	$5,700,000	$5,704,343
Qwest Capital Funding, Inc.
7.25% due 02/15/2011 ***	113,000	112,435
Qwest Corp.
7.625% due 06/15/2015 ***	3,100,000	3,200,750
Sprint Capital Corp.
6.125% due 11/15/2008 ***	500,000	502,833
Telecom Italia Capital SA
5.9688% due 07/18/2011 (b)***	4,800,000	4,835,040
Telefonica Emisones SAU
5.66% due 06/19/2009 (b)***	4,700,000	4,715,045

		35,718,569

Transportation - 0.17%
FedEx Corp.
5.4356% due 08/08/2007 (b)***	3,500,000	3,500,640

TOTAL CORPORATE BONDS (Cost $655,112,233)		$654,260,995

MUNICIPAL BONDS - 0.22%
Iowa - 0.02%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***	480,000	473,376

Rhode Island - 0.03%
Tobacco Settlement Financing Corp.
6.25% due 06/01/2042 ***	500,000	541,830

South Carolina - 0.01%
Tobacco Settlement Revenue Management
Authority
6.375% due 05/15/2028 ***	200,000	212,270

Wisconsin - 0.16%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017 ***	2,900,000	3,116,514
6.375% due 06/01/2032 ***	200,000	217,642
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021 ***	110,000	113,949
5.10% due 06/01/2022 ***	25,000	25,864

		3,473,969

TOTAL MUNICIPAL BONDS (Cost $4,355,030)		$4,701,445

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.97%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 ***	1,697,501	1,661,469
Bank of America Funding Corp., Series 2005-D,
Class A1
4.1129% due 05/25/2035 (b)***	2,833,254	2,793,719
Bank of America Funding Corp., Series 2004-A,
Class 1A3
5.0078% due 09/20/2034 (b)***	1,060,276	1,033,590
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033 ***	388,974	389,034

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031 ***	$71,157 $	71,904
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
5.8109% due 07/25/2034 (b)***	232,793	232,446
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
5.3291% due 02/25/2033 (b)***	766,999	777,048
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
4.7725% due 01/25/2034 (b)***	2,303,796	2,291,617
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
4.7435% due 09/25/2034 (b)***	397,572	400,180
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
4.9192% due 10/25/2034 (b)***	432,536	437,337
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.3515% due 09/25/2034 (b)***	199,481	198,441
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3771% due 05/25/2035 (b)***	4,189,908	4,169,794
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.51% due 02/25/2034 (b)***	3,640,422	3,638,066
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	1,019,132	998,031
Countrywide Alternative Loan Trust, Series
2007-OA6, Class A1B
5.52% due 06/25/2037 (b)***	18,733,800	18,779,565
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033 ***	130,467	129,981
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-R4, Class 1A3
6.00% due 11/25/2026 ***	830,108	825,628
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 ***	268,299	271,675
Countrywide Home Loans, Series 2004-12,
Class 11A2
4.9483% due 08/25/2034 (b)***	244,038	244,247
Countrywide Home Loans, Series 2005-3, Class 1A2
5.61% due 04/25/2035 (b)***	637,762	639,310
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	1,025,199	1,017,900
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.5991% due 09/25/2034 (b)***	541,430	533,420
Federal Home Loan Mortgage Corp.
5.00% due 01/15/2033 ***	26,400,000	26,393,813
Federal Home Loan Mortgage Corp. , Series
2007-3335, Class AF
5.47% due 10/15/2020 (b)***	39,800,000	39,762,688

The accompanying notes are an integral part of the financial statements. 132

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. , Series
2007-3335, Class BF
5.47% due 07/15/2019 (b)***	$6,600,000	$6,594,328
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029 ***	1,271,481	1,298,642
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030 ***	696,512	700,696
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031 ***	1,451,709	1,475,158
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032 ***	1,600,000	1,591,574
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032 ***	1,860,345	1,770,226
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034 ***	114,707	83,591
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033 ***	800,000	756,491
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034 ***	339,856	289,846
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035 ***	400,000	362,311
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035 ***	400,000	362,785
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
5.62% due 05/15/2036 (b)***	2,782,584	2,790,600
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.227% due 02/25/2045 (b)***	503,884	501,679
Federal National Mortgage Association
4.6729% due 05/25/2035 (b)***	700,000	690,577
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 09/25/2032 ***	13,354,621	13,043,831
Federal National Mortgage Association, Series
2003-116, Class FA
5.72% due 11/25/2033 (b)***	466,959	470,726
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)***	1,059,456	1,045,219
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 12/25/2042 ***	641,921	649,330
Federal National Mortgage Association, Series
2004-11, Class A
5.44% due 03/25/2034 (b)***	66,415	66,448

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044 ***	$357,032	$356,211
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
5.67% due 02/25/2044 (b)***	301,839	301,810
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035 ***	112,347	80,599
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035 ***	564,077	460,117
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/21/2031 ***	37,793	37,683
Freddie Mac , Series 2007-3335, Class FT
5.47% due 08/15/2019 (b)***	29,900,000	29,876,646
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.43% due 01/25/2047 (b)***	3,952,823	3,952,533
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	3,995,524	3,996,506
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
5.41% due 03/06/2020 (b)***	13,300,000	13,300,000
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.02% due 01/25/2032 (b)***	49,872	50,605
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
5.54% due 05/19/2035 (b)***	962,469	963,312
Indymac Arm Trust, Series 2001-H2, Class A2
6.6333% due 01/25/2032 (b)***	19,284	19,237
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.44% due 11/25/2046 (b)***	2,796,368	2,769,303
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030 ***	2,676,386	2,657,255
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA, Class A1
5.40% due 09/15/2021 (b)***	880,884	880,881
Lehman XS Trust, Series 2006-16N, Class A1A
5.43% due 11/25/2046 (b)***	3,947,093	3,946,798
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
5.80% due 06/15/2030 (b)***	3,536,905	3,535,896
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
5.38% due 10/15/2020 (b)***	2,366,919	2,368,765
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 ***	350,207	362,590
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
5.72% due 02/25/2034 (b)***	845,561	847,857

The accompanying notes are an integral part of the financial statements. 133

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
5.72% due 02/25/2019 (b)***	$181,530	$181,789
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034 ***	300,000	262,154
Residential Funding Mortgage Securities I,
Series 2004-S2, Class A1
5.25% due 03/25/2034 ***	242,055	236,872
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.9605% due 07/25/2034 (b)***	294,271	291,277
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
5.55% due 05/25/2045 (b)***	81,923	81,972
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1
7.1965% due 01/25/2032 (b)***	36,665	36,541
Structured Asset Securities Corp.,
Series 2002-1A, Class 4A
6.0634% due 02/25/2032 (b)***	47,170	47,056
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.43% due 12/25/2036 (b)***	3,321,511	3,319,458
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	7,748,748	7,740,502
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.41% due 09/15/2021 (b)***	10,671,750	10,670,824
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
5.40% due 06/15/2020 (b)***	6,100,000	6,100,000
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	726,133	726,356
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.474% due 02/27/2034 (b)***	161,518	158,676
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
6.429% due 08/25/2042 (b)***	2,377,597	2,384,751
Washington Mutual Mortgage Securities Corp.,
Series 2002-S5, Class 1A1
5.0943% due 10/25/2032 (b)***	358,289	357,168
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
5.4067% due 02/25/2033 (b)***	1,302,955	1,299,315
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR13, Class A1A1
5.61% due 10/25/2045 (b)***	933,269	934,881
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.63% due 01/25/2045 (b)***	65,213	65,317
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.55% due 04/25/2045 (b)***	104,876	105,018

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2002-AR6, Class A
6.429% due 06/25/2042 (b)***	$33,000	$32,986
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	4,500,688	4,437,896

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $252,176,333)		$252,470,374

ASSET BACKED SECURITIES - 6.88%
ACE Securities Corp., Series 2006-HE2, Class A2A
5.38% due 05/25/2036 (b)***	2,154,013	2,154,221
Argent Securities, Inc., Series 2006-M2, Class A2A
5.37% due 09/25/2036 (b)***	1,442,964	1,442,490
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
5.41% due 06/25/2047 (b)***	2,685,027	2,685,242
Brazos Student Finance Corp.,
Series 1998-A, Class A2
5.96% due 06/01/2023 (b)***	457,701	459,231
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
5.375% due 10/25/2036 ***	1,420,237	1,420,304
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
5.37% due 03/25/2047 (b)***	3,189,144	3,189,135
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
5.42% due 06/25/2037 (b)***	3,381,662	3,382,558
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.46% due 10/25/2036 ***	3,299,784	3,299,244
EMC Mortgage Loan Trust, Series 2001-A Class A
5.69% due 05/25/2040 (b)***	2,059,401	2,063,187
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FF12, Class A2A
5.41% due 11/25/2036 (b)***	674,081	674,228
First USA Credit Card Master Trust, Series 1998-6,
Class A
5.48% due 04/18/2011 (b)***	9,500,000	9,519,078
Fremont Home Loan Trust, Series 2006-3, Class
2A1
5.39% due 02/25/2037 (b)***	1,951,143	1,950,726
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-2, Class A1V
5.41% due 07/20/2036 (b)***	4,951,678	4,952,450
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	2,023,478	2,023,472
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
5.37% due 11/25/2028 (b)***	5,560,511	5,560,496
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	1,519,340	1,519,336
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.60% due 10/25/2034 (b)***	343,097	343,509

The accompanying notes are an integral part of the financial statements. 134

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
5.40% due 05/25/2037 (b)***	$3,791,830	$3,792,422
MBNA Credit Card Master Note Trust, Series
2002-A9, Class A9
5.445% due 12/15/2009 (b)***	6,300,000	6,300,222
MBNA Credit Card Master Note Trust, Series
2003-A3, Class A3
5.44% due 08/16/2010 (b)***	4,400,000	4,404,368
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
5.42% due 08/25/2036 (b)***	14,200,024	14,192,461
Morgan Stanley ABS Capital I, Series 2007-NC3,
Class A2A
5.38% due 05/25/2037 (b)***	6,097,350	6,095,448
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	2,729,004	2,728,270
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
5.632% due 10/25/2034 (b)***	6,521,575	6,534,010
Quest Trust, Series 2004-X2, Class A1
5.88% due 06/25/2034 (b)***	4,872	4,873
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
5.40% due 10/25/2036 (b)***	4,423,247	4,422,976
Residential Asset Securities Corp.,
Series 2006-KS6, Class A1
5.36% due 08/25/2036 (b)***	1,703,326	1,703,394
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	3,909,177	3,909,597
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA3, Class AI1
5.44% due 05/25/2037 (b)***	7,206,803	7,209,059
Saxon Asset Securities Trust, Series 2006-3, Class
A1
5.38% due 11/25/2036 (b)***	1,827,453	1,826,812
SBI Heloc Trust, Series 2006-1A, Class 1A2A
5.49% due 08/25/2036 (b)***	2,260,658	2,263,131
SLM Student Loan Trust, Series 2006-3, Class A2
5.355% due 01/25/2016 (b)***	2,382,514	2,382,948
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
5.42% due 10/25/2036 (b)***	4,877,661	4,877,974
Soundview Home Equity Loan Trust, Series
2007-OPT1, Class 2A1
5.40% due 06/25/2037 (b)***	5,647,450	5,648,331
Structured Asset Securities Corp., Series
2005-WF3, Class A1
5.45% due 07/25/2035 (b)***	463,311	463,358
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.37% due 10/25/2036 (b)***	4,286,792	4,287,384
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	4,156,934	4,129,041

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
USAA Auto Owner Trust, Series 2007-1, Class A1
5.3373% due 07/11/2008 ***		$3,800,000	$3,800,593
Wachovia Auto Loan Owner Trust 2006-1, Series
2007-1, Class A1
5.337% due 06/20/2008 ***		4,300,000	4,300,671
Wells Fargo Home Equity Trust, Series 2005-4,
Class AI1
5.44% due 12/25/2035 (b)***		3,331,993	3,331,488

TOTAL ASSET BACKED SECURITIES
(Cost $145,248,828)			$145,247,738

PREFERRED STOCKS - 0.87%
Banking - 0.58%
DG Funding Trust * ***		981	10,196,269
RBS Capital Trust I * (b)***		2,100,000	1,954,755

			12,151,024
Financial Services - 0.29%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * ***		700,000	687,803
UBS Preferred Funding Trust V, Series 1 * (b)***		5,400,000	5,421,320

			6,109,123

TOTAL PREFERRED STOCKS (Cost $18,530,732)			$18,260,147

TERM LOANS - 0.46%
Agriculture - 0.02%
Freeport McMoran, Inc.
2.00% due 03/19/2014 ***		430,933	430,787

Financial Services - 0.07%
JSG Packaging, Ltd.
5.595% due 11/29/2014 (b)***	EUR	1,000,000	1,358,710

Healthcare Services - 0.14%
HCA, Inc.
7.10% due 11/17/2012 ***		$2,976,923	2,984,127

Semiconductors - 0.23%
Freescale
7.11% due 12/01/2013 (b)***		4,987,469	4,900,188

TOTAL TERM LOANS (Cost $9,607,253)			$9,673,812

OPTIONS - 0.23%
Call Options - 0.20%
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *		2,000,000	152,404
Over The Counter European Style Call
Expiration 07/02/2007 at $3.96 *		47,000,000	0
Expiration 07/02/2007 at $3.96 *		15,000,000	0
Expiration 07/02/2007 at $3.96 *		31,000,000	0
Expiration 07/02/2007 at $4.10 *		33,000,000	0
Expiration 09/26/2008 at $4.75 *		149,500,000	365,049
Expiration 09/30/2008 at $4.75 *		198,000,000	483,476
Expiration 12/15/2008 at $4.75 *		215,900,000	610,133
Expiration 02/01/2008 at $4.75 *		59,000,000	29,600
Expiration 03/31/2008 at $4.75 *		219,600,000	320,418

The accompanying notes are an integral part of the financial statements. 135

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
Call Options (continued)
Over The Counter European Style Call (continued)
Expiration 03/31/2008 at $4.75 *	106,600,000	$155,540
Expiration 09/26/2008 at $4.75 *	53,400,000	130,392
Expiration 08/08/2007 at $4.80 *	44,000,000	4,796
Expiration 07/02/2007 at $4.85 *	90,000,000	0
Expiration 10/25/2007 at $4.90 *	62,000,000	51,448
Expiration 08/08/2007 at $4.90 *	21,000,000	3,524
Expiration 08/08/2007 at $4.90 *	84,000,000	1,823
Expiration 12/15/2008 at $5.00 *	290,000,000	1,106,524
Expiration 02/01/2008 at $5.00 *	124,200,000	231,807
Expiration 08/08/2007 at $5.00 *	141,000,000	5,147
Expiration 09/08/2007 at $5.25 *	40,000,000	37,000
Expiration 03/31/2010 at $105.20 *	2,000,000	134,704
Expiration 03/31/2010 at $105.40 *	6,000,000	397,410

		4,221,195
Put Options - 0.03%
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.75 *	1,747,500	4,369
Expiration 09/17/2007 at $91.25 *	2,030,000	5,075
Expiration 12/17/2007 at $91.25 *	3,075,000	7,687
Expiration 03/17/2008 at $91.75 *	12,182,500	30,456
Expiration 12/17/2007 at $92.25 *	425,000	1,063
Expiration 03/17/2008 at $92.50 *	2,270,000	5,675
Expiration 03/17/2008 at $92.75 *	2,940,000	7,350
LIFFE American Purchase Put on UK 90-day
Futures
Expiration 09/17/2008 at $92.50 *	248,750	14,941
Over The Counter European Purchase Put
Expiration 03/31/2010 at $5.20 *	2,000,000	53,120
Expiration 03/31/2010 at $105.40 *	6,000,000	397,410
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	2,000,000	46,504

		573,650

TOTAL OPTIONS (Cost $8,835,485)		$4,794,845

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$3,478,333 on 7/02/2007,
collateralized by $3,575,000
Federal National Mortgage
Association, 5.80% due
02/09/2026 (valued at $3,548,188,
including interest) (c)	$3,477,000	$3,477,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,477,000)		$3,477,000

SHORT TERM INVESTMENTS - 18.46%
Bank of America Corp.
5.195% due 07/20/2007 to
07/24/2007 ***	$32,300,000	$32,211,149
5.25% due 10/02/2007 ***	3,400,000	3,353,888

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Bank of Ireland YCD
5.40% due 01/15/2010 ***	$10,500,000	$10,509,671
Danske Corp.
5.22% due 07/06/2007 ***	60,100,000	60,056,428
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007 ***	63,800,000	63,791,078
Fortis Bank
5.265% due 06/30/2008 (b)***	3,100,000	3,098,786
5.30% due 09/30/2008 (b)***	3,900,000	3,898,056
Rabobank USA Finance Corp.
5.33% due 07/02/2007 ***	800,000	799,882
Royal Bank of Canada NY
5.265% due 06/30/2008 ***	8,000,000	7,997,251
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008 ***	11,000,000	10,997,601
5.36% due 12/21/2007 (b)***	4,100,000	4,102,034
Skandinaviska Enskilda Banken AB
5.20% due 08/20/2007 ***	56,600,000	56,191,222
5.272% due 07/06/2007 ***	4,900,000	4,900,145
Societe Generale North America, Inc.
5.195% due 08/07/2007 ***	25,000,000	24,866,517
5.245% due 09/27/2007 ***	25,600,000	25,271,780
Societe Generale NY
5.268% due 06/30/2008 ***	13,000,000	13,002,444
U.S. Treasury Bill
zero coupon due 09/13/2007 *** ****	11,225,000	11,117,946
UBS Finance (Delaware) LLC
5.20% due 08/02/2007 ***	1,300,000	1,293,991
5.23% due 07/19/2007 ***	1,300,000	1,296,601
5.245% due 09/14/2007 ***	30,900,000	30,562,353
Westpac Banking Corp.
5.17% due 10/15/2007 ***	20,400,000	20,089,455

TOTAL SHORT TERM INVESTMENTS
(Cost $389,387,616)		$389,408,278

Total Investments (Total Return Trust)
(Cost $2,442,634,873) - 114.61%		$2,418,060,086
Liabilities in Excess of Other Assets - (14.61)%		(308,312,595)

TOTAL NET ASSETS - 100.00%		$2,109,747,491

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Notes
4.625%, due 02/15/2017	$6,600,000	$6,391,691
4.50%, due 05/15/2017	57,500,000	$55,128,125

TOTAL U.S. TREASURY
NOTES (Proceeds $61,907,951)		$61,519,816

Total Securities Sold Short
(Proceeds $61,907,951)		$61,519,816

The accompanying notes are an integral part of the financial statements. 136

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 14.91%
Treasury Inflation Protected
Securities (d) - 6.27%
2.00% due 01/15/2026	$9,172,355	$8,308,145
2.375% due 01/15/2027	3,197,002	3,070,119
2.50% due 07/15/2016	3,837,075	3,794,207
2.375% due 04/15/2011	6,433,936	6,363,562

		21,536,033
U.S. Treasury Bonds - 0.10%
4.25% due 08/15/2014	10,000	9,566
4.50% due 02/15/2036	120,000	108,656
4.75% due 02/15/2037	240,000	226,312

		344,534
U.S. Treasury Notes - 8.54%
3.375% due 10/15/2009 ***	3,826,000	3,701,655
4.00% due 04/15/2010 ***	8,222,000	8,032,508
4.50% due 03/31/2009 to 04/30/2012	17,700,000	17,563,462

		29,297,625

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,168,950)		$51,178,192

U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.63%
Federal Home Loan Mortgage Corp. - 3.96%
5.00% due 08/01/2033	981,006	924,364
5.00% due 08/01/2033 ***	3,464,413	3,264,383
5.899% due 01/01/2037 ***	6,299,417	6,306,511
6.00% due 10/01/2010 to 11/01/2028	276,089	275,897
6.00% due 11/01/2028 to 12/01/2028 ***	832,201	830,844
6.50% due 12/01/2010	51,487	51,774
7.00% due 02/01/2011 to 06/01/2032	1,476,531	1,521,701
7.00% due 07/01/2011 to 02/01/2028 ***	287,988	296,844
9.00% due 10/01/2017	24,583	25,046
9.50% due 08/01/2020	66,994	72,860
11.75% due 12/01/2013	3,323	3,654
12.00% due 07/01/2020	21,192	22,998

		13,596,876
Federal National Mortgage
Association - 72.59%
3.9188% due 02/17/2009 (b)***	4,456,000	4,290,861
4.875% due 01/11/2008	4,060,000	4,049,022
5.00% due 04/01/2019	4,062,496	3,941,067
5.00% TBA **	97,375,000	91,194,844
5.50% due 04/01/2018 to 05/01/2018 ***	5,491,070	5,428,935
5.50% TBA **	69,500,000	67,247,250
6.00% TBA **	58,170,000	57,586,508
6.50% due 03/01/2026 to 06/01/2029	655,430	667,561
6.50% due 02/01/2026 ***	118,165	120,181
6.50% TBA **	10,000,000	10,093,750
7.00% due 07/01/2022 to 01/01/2030	627,446	650,353
7.00% due 04/01/2028 to 01/01/2034 ***	1,523,715	1,573,411
7.50% due 09/01/2029 to 02/01/2031	373,291	390,060
8.00% due 06/01/2017 to 12/01/2032	454,048	478,496
8.00% due 01/01/2031 to 03/01/2033 ***	439,901	465,221
8.25% due 09/01/2008	1,786	1,800
8.50% due 02/01/2009	643	651

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
8.50% due 08/01/2019 ***	$342,710	$364,439
8.75% due 08/01/2009 to 12/01/2009	49,454	49,962
9.00% due 05/01/2021	17,108	18,397
11.50% due 09/15/2013 to 09/01/2019	80,740	88,659
12.00% due 01/01/2013 to 04/20/2016	204,844	230,195
12.50% due 01/01/2013 to 09/20/2015	105,016	115,429
13.50% due 11/15/2014	48,230	53,780

		249,100,832

Government National Mortgage
Association - 5.08%
6.00% TBA **	15,400,000	15,318,195
6.50% due 02/15/2034 to 09/15/2034	1,064,165	1,083,760
7.50% due 02/15/2022 to 12/15/2027	538,554	564,455
8.50% due 06/15/2025 ***	425,234	458,469
11.00% due 09/15/2015	1,829	2,021

		17,426,900

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $281,662,532)		$280,124,608

COLLATERALIZED MORTGAGE
OBLIGATIONS - 25.13%
American Home Mortgage Assets, Series 2006-2,
Class 2A1
5.51% due 09/25/2046 (b)***	1,744,132	1,747,572
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
5.40% due 06/25/2046 (b)***	1,871,561	1,870,330
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
4.8431% due 11/25/2034 (b)***	620,377	605,027
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.0807% due 11/25/2034 (b)***	2,786,529	2,857,364
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	3,080,000	2,954,311
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.6493% due 11/20/2035 (b)	721,580	724,125
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
5.51% due 08/25/2046 (b)***	3,334,841	3,332,984
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.51% due 09/25/2046 (b)***	3,221,102	3,217,597
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
5.53% due 06/25/2046 (b)***	2,150,683	2,155,286
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	3,081,972	3,084,265
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
5.53% due 07/20/2046 (b)***	731,419	733,249

The accompanying notes are an integral part of the financial statements. 137

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	$3,169,478	$3,178,747
Countrywide Home Loans, Series
2004-12, Class 16A1
6.7856% due 08/25/2034 (b)	417,734	418,890
Countrywide Home Loans, Series
2004-20, Class 2A1
7.4656% due 09/25/2034 (b)***	534,405	545,311
Countrywide Home Loans, Series 2005-7, Class 2A1
5.63% due 03/25/2035 (b)***	1,060,138	1,062,296
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032 ***	692,679	601,539
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023 ***	2,050,886	43,690
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
6.1644% due 01/25/2043 (b)***	1,936,404	1,974,979
Federal National Mortgage Association, Series
1998-M4, Class C
6.527% due 05/25/2030 ***	1,581,986	1,580,780
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
5.42% due 09/25/2046 (b)***	3,228,758	3,227,670
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
5.58% due 06/19/2034 (b)***	771,133	772,616
Impac CMB Trust, Series 2004-5, Class 1A1
5.68% due 10/25/2034 (b)***	331,723	331,832
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.64% due 03/25/2036 (b)***	2,500,305	2,508,103
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	4,530,000	4,398,879
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	4,090,000	3,937,150
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	2,693,351	2,694,688
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
5.0933% due 10/25/2034 (b)***	999,738	977,082
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
4.8565% due 12/25/2034 (b)***	439,170	445,560
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
5.39% due 06/25/2036 (b)***	1,895,574	1,894,550
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	2,516,699	2,520,734
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
5.72% due 10/25/2045 (b)***	117,180	117,490

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Residential Accredit Loans, Inc., Series 2006-QO5,
Class 3A1
5.39% due 05/25/2046 (b)***	$364,971	$364,943
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
5.75% due 03/25/2033	39,721	39,707
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
5.0066% due 11/25/2034 (b)***	72,736	72,561
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.1993% due 01/25/2035 (b)	51,940	51,538
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.50% due 07/25/2036 (b)***	3,403,848	3,410,250
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.51% due 07/25/2036 (b)***	2,893,271	2,898,712
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
5.53% due 08/25/2036 (b)***	3,504,472	3,501,558
Thornburg Mortgage Securities Trust, Series
2005-2, Class A4
5.57% due 07/25/2045 (b)***	3,641,769	3,645,011
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
5.58% due 10/25/2035 (b)***	3,313,722	3,315,347
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	3,506,034	3,502,119
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	3,515,271	3,494,774
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
5.61% due 12/25/2045 (b)	264,989	265,724
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	2,340,370	2,347,340
Washington Mutual, Inc., Series
2005-AR17, Class A1A2
5.61% due 12/25/2045 (b)***	327,324	328,565
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.45% due 08/25/2036 (b)***	2,480,899	2,479,639

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,669,504)		$86,232,484

ASSET BACKED SECURITIES - 15.78%
ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	2,443,491	2,442,818
ACE Securities Corp., Series 2006-SL3, Class A1
5.42% due 06/25/2036 (b)***	2,200,559	2,200,553
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
5.80% due 06/25/2034 (b)***	534,126	540,469

The accompanying notes are an integral part of the financial statements. 138

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bay View Auto Trust, Series 2003-LJ1, Class A4
3.44% due 04/25/2012 ***	$774,399	$756,476
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
5.61% due 02/15/2034 (b)***	2,188,812	2,192,444
Countrywide Home Equity Loan Trust, Series
2004-R, Class 2A
5.57% due 03/15/2030 (b)***	2,220,117	2,226,164
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.46% due 07/15/2036 (b)***	2,720,540	2,721,304
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
5.58% due 05/25/2036 (b)***	2,345,112	2,347,311
EMC Mortgage Loan Trust, Series 2006-A, Class A1
5.77% due 12/25/2042 (b)***	715,224	715,220
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
5.53% due 11/25/2036 (b)***	4,000,000	3,999,216
GSAA Home Equity Trust, Series 2005-5, Class A4
5.59% due 02/25/2035 (b)***	2,502,629	2,505,367
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	2,211,175	2,211,273
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	2,463,262	2,463,255
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.38% due 08/25/2036 (b)***	125,013	125,018
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
5.60% due 08/25/2045 (b)***	868,330	869,286
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
5.85% due 09/25/2034 (b)***	452,923	453,944
Morgan Stanley ABS Capital I, Series 2005-WMC2,
Class A1MZ
5.57% due 02/25/2035 (b)***	89,741	89,752
Morgan Stanley ABS Capital I, Series 2005-WMC4,
Class A1MZ
5.58% due 04/25/2035 (b)***	457,584	457,772
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
5.35% due 07/25/2036 (b)***	1,766,467	1,766,463
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	1,916,796	1,917,207
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)***	2,308,163	2,307,723
SACO I Trust, Inc., Series 2006-7, Class A1
5.45% due 07/25/2036 (b)***	2,534,661	2,534,125
SLM Student Loan Trust, Series 2006-5, Class A2
5.34% due 07/25/2017 (b)***	4,000,000	4,000,712
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	2,480,160	2,478,781

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
5.58% due 03/25/2036 (b)***	$3,071,919	$3,071,919
Lehman XS Trust, Series 2005-5N, Class 3A1A
5.62% due 11/25/2035 (b)***	114,819	115,046
Lehman XS Trust, Series 2005-7N, Class 1A1B
5.62% due 12/25/2035 (b)***	150,314	150,512
Lehman XS Trust, Series 2006-2N, Class 1A1
5.58% due 02/25/2046 (b)***	703,860	705,799
Lehman XS Trust, Series 2006-GP3, Class 3A1A
5.39% due 06/25/2046 (b)***	2,739,583	2,738,097
RAAC Series, Series 2006-RP3, Class A
5.59% due 05/25/2036 (b)***	3,031,324	3,036,535

TOTAL ASSET BACKED SECURITIES
(Cost $54,136,099)		$54,140,561

SHORT TERM INVESTMENTS - 31.44%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2007	$107,000,000	$106,985,882
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 ****	550,000	530,099
U.S. Treasury Bill
zero coupon due 07/19/2007 ****	400,000	395,150

TOTAL SHORT TERM INVESTMENTS
(Cost $107,911,131)		$107,911,131

Total Investments (U.S. Government Securities Trust)
(Cost $583,548,216) - 168.89%		$579,586,976
Liabilities in Excess of Other Assets - (68.89)%		(236,409,597)

TOTAL NET ASSETS - 100.00%		$343,177,379

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 75.78%
Advertising - 1.33%
R.H. Donnelley Corp.
10.875% due 12/15/2012	$413,000	$440,361
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,430,000	1,487,200
Sheridan Group, Inc.
10.25% due 08/15/2011	1,600,000	1,680,000
Vertis, Inc.
9.75% due 04/01/2009	1,825,000	1,852,375

		5,459,936

Aerospace - 0.21%
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015	165,000	170,363
9.75% due 04/01/2017 (a)	185,000	193,325
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	165,000	169,950

The accompanying notes are an integral part of the financial statements. 139

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace (continued)
TransDigm, Inc.
7.75% due 07/15/2014	$81,000	$81,810
7.75% due 07/15/2014	244,000	246,440

		861,888

Agriculture - 0.32%
Mosaic Company
7.375% due 12/01/2014	650,000	656,500
7.625% due 12/01/2016	650,000	664,625

		1,321,125

Air Travel - 0.08%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	333,582	338,586

Aluminum - 0.00%
Novelis, Inc.
7.25% due 02/15/2015	21,000	21,551

Apparel & Textiles - 0.67%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)	800,000	812,000
Levi Strauss & Company
12.25% due 12/15/2012	500,000	541,250
Phillips-Van Heusen Corp.
7.25% due 02/15/2011	1,400,000	1,421,000

		2,774,250

Auto Parts - 0.00%
Goodyear Tire & Rubber Company
9.00% due 07/01/2015	20,160	21,723

Auto Services - 0.32%
Hertz Corp.
8.875% due 01/01/2014	500,000	521,250
10.50% due 01/01/2016	225,000	248,625
Penhall International Corp.
12.00% due 08/01/2014	500,000	540,000

		1,309,875

Automobiles - 1.89%
Asbury Automotive Group, Inc.
7.625% due 03/15/2017	1,075,000	1,058,875
8.00% due 03/15/2014	540,000	545,400
AutoNation, Inc.
7.3556% due 04/15/2013 (b)	200,000	199,500
Ford Motor Company
7.45% due 07/16/2031	900,000	718,875
General Motors Corp.
8.375% due 07/15/2033	1,580,000	1,441,750
Group 1 Automotive, Inc.
8.25% due 08/15/2013	750,000	774,375
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013 (a)	1,500,000	1,545,000
United Auto Group, Inc.
7.75% due 12/15/2016	1,475,000	1,484,219

		7,767,994

Banking - 0.22%
Chevy Chase Bank
6.875% due 12/01/2013	905,000	900,475

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 1.13%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	$2,250,000	$2,345,625
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015	315,000	317,362
Fisher Communications, Inc.
8.625% due 09/15/2014	1,325,000	1,411,125
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	559,125

		4,633,237
Building Materials & Construction - 0.42%
Brand Services, Inc.
12.00% due 10/15/2012	688,000	755,080
Esco Corp.
8.625% due 12/15/2013	325,000	341,250
9.235% due 12/15/2013 (b)	625,000	637,500

		1,733,830
Business Services - 2.37%
Affinity Group, Inc.
9.00% due 02/15/2012	950,000	1,011,750
10.875% due 02/15/2012	450,000	479,250
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	645,000
Rural/Metro Corp.
9.875% due 03/15/2015	1,300,000	1,365,000
SunGard Data Systems, Inc.
3.75% due 01/15/2009	150,000	144,750
4.875% due 01/15/2014	400,000	352,000
9.125% due 08/15/2013	2,901,000	2,969,899
10.25% due 08/15/2015	1,800,000	1,903,500
Williams Scotsman International, Inc.
8.50% due 10/01/2015	860,000	887,950

		9,759,099
Cable and Television - 4.56%
Charter Communications Operating LLC
8.00% due 04/30/2012	4,800,000	4,860,000
8.375% due 04/30/2014	4,275,000	4,349,811
CSC Holdings, Inc.
7.25% due 07/15/2008	400,000	403,000
7.875% due 12/15/2007	1,550,000	1,559,687
DirecTV Holdings LLC
6.375% due 06/15/2015	100,000	94,000
8.375% due 03/15/2013	3,214,000	3,362,648
EchoStar DBS Corp.
7.125% due 02/01/2016	1,550,000	1,515,125
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	9,000	9,270
Videotron Ltee.
6.375% due 12/15/2015	1,175,000	1,116,250
6.875% due 01/15/2014	1,515,000	1,484,700

		18,754,491
Cellular Communications - 5.29%
Alamosa Delaware, Inc.
8.50% due 01/31/2012	950,000	997,614

The accompanying notes are an integral part of the financial statements. 140

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Centennial Communications Corp.
10.00% due 01/01/2013	$2,275,000	$2,439,937
10.75% due 12/15/2008	57,000	57,142
Cricket Communications, Inc.
9.375% due 11/01/2014	1,500,000	1,548,750
Dobson Communications Corp.
8.375% due 11/01/2011	1,694,000	1,770,230
8.875% due 10/01/2013 (a)	3,225,000	3,370,125
9.6056% due 10/15/2012 (b)	700,000	714,000
9.875% due 11/01/2012	400,000	431,000
Dobson Communications Corp., Series B
8.375% due 11/01/2011	2,040,000	2,131,800
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,725,000	2,813,563
Rural Cellular Corp.
8.25% due 03/15/2012	1,500,000	1,533,750
8.36% due 06/01/2013 (b)	1,100,000	1,094,500
9.875% due 02/01/2010	2,700,000	2,821,500

		21,723,911
Chemicals - 1.45%
Chemtura Corp.
6.875% due 06/01/2016	725,000	685,125
Equistar Chemicals LP
8.75% due 02/15/2009	750,000	776,250
10.125% due 09/01/2008	156,000	162,240
Huntsman International LLC
7.875% due 11/15/2014	500,000	535,625
Innophos, Inc.
8.875% due 08/15/2014	2,000,000	2,070,000
Lyondell Chemical Company
8.00% due 09/15/2014	394,000	404,835
8.25% due 09/15/2016	656,000	685,520
Momentive Performance Materials, Inc.
10.125% due 12/01/2014	650,000	651,625

		5,971,220
Commercial Services - 1.10%
Aramark Corp.
8.50% due 02/01/2015	800,000	814,000
Mac-Gray Corp.
7.625% due 08/15/2015	2,250,000	2,261,250
Mobile Mini, Inc.
6.875% due 05/01/2015	500,000	485,000
Pegasus Solutions, Inc.
10.50% due 04/15/2015	975,000	975,000

		4,535,250
Computers & Business Equipment - 0.40%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	1,700,000	1,632,000

Containers & Glass - 1.11%
Crown Holdings, Inc.
8.00% due 04/15/2023	1,850,000	1,785,250
Graham Packaging Company
8.50% due 10/15/2012	675,000	679,219

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	$900,000	$931,500
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	501,250
7.80% due 05/15/2018	650,000	656,500

		4,553,719
Correctional Facilities - 0.91%
Corrections Corp. of America
6.25% due 03/15/2013	625,000	600,000
6.75% due 01/31/2014	1,320,000	1,290,300
Geo Group, Inc.
8.25% due 07/15/2013	1,800,000	1,856,250

		3,746,550
Crude Petroleum & Natural Gas - 3.03%
AmeriGas Partners LP
7.125% due 05/20/2016	1,915,000	1,881,487
7.25% due 05/20/2015	75,000	74,250
Calfrac Holdings LP
7.75% due 02/15/2015 (a)	1,175,000	1,125,063
Chesapeake Energy Corp.
6.625% due 01/15/2016	1,300,000	1,251,250
6.875% due 01/15/2016	400,000	391,000
6.875% due 11/15/2020	2,500,000	2,393,750
7.50% due 09/15/2013	400,000	407,000
Sabine Pass LNG LP
7.50% due 11/30/2016	4,950,000	4,925,250

		12,449,050
Electrical Utilities - 0.89%
Nevada Power Company, Series M
5.95% due 03/15/2016	245,000	239,539
Nevada Power Company, Series O
6.50% due 05/15/2018	1,350,000	1,363,997
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	350,000	343,268
Sierra Pacific Power Company, Series P
6.75% due 07/01/2037	1,350,000	1,370,432
Sierra Pacific Resources
8.625% due 03/15/2014	313,000	335,947

		3,653,183
Electronics - 0.70%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	750,000	757,500
L-3 Communications Corp.
5.875% due 01/15/2015	1,190,000	1,103,725
6.125% due 07/15/2013	65,000	61,425
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,030,000	973,350

		2,896,000
Energy - 1.33%
NRG Energy, Inc.
7.25% due 02/01/2014	450,000	451,125
7.375% due 02/01/2016	4,050,000	4,060,125

The accompanying notes are an integral part of the financial statements. 141

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
NRG Energy, Inc. (continued)
7.375% due 01/15/2017	$950,000	$952,375

		5,463,625
Financial Services - 8.91%
Consolidated Communications Holdings, Inc.
9.75% due 04/01/2012	500,000	523,750
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	12,550,000	11,867,280
El Paso Performance-Linked Trust
7.75% due 07/15/2011	1,000,000	1,030,000
Ford Motor Credit Company
7.00% due 10/01/2013	2,360,000	2,186,531
7.25% due 10/25/2011	410,000	394,597
8.00% due 12/15/2016	5,850,000	5,603,411
General Motors Acceptance Corp.
6.75% due 12/01/2014	625,000	598,535
8.00% due 11/01/2031	6,150,000	6,288,873
KAR Holdings, Inc.
8.75% due 05/01/2014	375,000	367,500
10.00% due 05/01/2015	1,725,000	1,681,875
NCO Group, Inc.
11.875% due 11/15/2014	1,600,000	1,652,000
NSG Holdings, Inc.
7.75% due 12/15/2025	1,425,000	1,439,250
Thornburg Mortgage, Inc.
8.00% due 05/15/2013	510,000	511,275
TRAINS HY-2006 -1
7.548% due 05/01/2016	2,507,500	2,464,195

		36,609,072
Food & Beverages - 2.21%
Beverages & More, Inc.
9.25% due 03/01/2012	950,000	961,875
Dean Foods Company
6.90% due 10/15/2017	750,000	705,000
Del Monte Corp.
8.625% due 12/15/2012	1,550,000	1,600,375
Dole Food Company, Inc.
7.25% due 06/15/2010	1,704,000	1,644,360
8.625% due 05/01/2009 (a)	1,876,000	1,871,310
8.875% due 03/15/2011 (a)	740,000	728,900
Pilgrim's Pride Corp.
7.625% due 05/01/2015	950,000	947,625
8.375% due 05/01/2017	650,000	643,500

		9,102,945
Funeral Services - 0.60%
Service Corp. International
6.75% due 04/01/2016	500,000	473,750
7.00% due 06/15/2017	1,750,000	1,666,875
7.50% due 04/01/2027	175,000	164,938
7.625% due 10/01/2018	150,000	151,875

		2,457,438
Gas & Pipeline Utilities - 1.79%
El Paso Corp.
6.875% due 06/15/2014	500,000	497,500

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
El Paso Corp. (continued)
7.00% due 06/15/2017	$2,750,000	$2,708,750
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036	130,000	114,884
Kinder Morgan, Inc.
7.45% due 03/01/2098	1,275,000	1,167,802
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	630,000	641,025
Northwest Pipeline Corp.
7.00% due 06/15/2016	275,000	286,687
Williams Companies, Inc.
7.3494% due 10/01/2010 (b)	650,000	671,125
8.75% due 03/15/2032	1,100,000	1,273,250

		7,361,023

Healthcare Products - 0.53%
Cooper Company, Inc.
7.875% due 02/15/2015	2,200,000	2,178,000

Healthcare Services - 0.65%
Centene Corp.
7.25% due 04/01/2014	1,375,000	1,354,375
DaVita, Inc.
6.625% due 03/15/2013	500,000	488,125
Healthsouth Corp.
10.75% due 06/15/2016	750,000	813,750

		2,656,250

Hotels & Restaurants - 2.03%
Denny's Corp.
10.00% due 10/01/2012	1,025,000	1,081,375
Gaylord Entertainment Company
6.75% due 11/15/2014	1,432,000	1,406,940
O'Charleys, Inc.
9.00% due 11/01/2013	3,600,000	3,762,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	2,000,000	2,100,000

		8,350,315

Household Appliances - 0.35%
ALH Finance LLC
8.50% due 01/15/2013	1,450,000	1,439,125

Industrial Machinery - 1.42%
Altra Industrial Motion, Inc., Priv Placement
9.00% due 12/01/2011	1,250,000	1,293,750
Baldor Electric Company
8.625% due 02/15/2017	900,000	951,750
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,075,000	2,178,750
Neff Corp.
10.00% due 06/01/2015	1,400,000	1,396,500

		5,820,750

Insurance - 0.71%
HUB International Holdings, Inc.
10.25% due 06/15/2015	795,000	765,188

The accompanying notes are an integral part of the financial statements. 142

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
USI Holdings Corp.
9.75% due 05/15/2015	$2,150,000	$2,139,250

		2,904,438
Leisure Time - 4.12%
AMC Entertainment, Inc.
8.00% due 03/01/2014	24,000	23,520
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	1,387,000	1,445,948
Chukchansi Economic Development Authority
8.00% due 11/15/2013	805,000	821,100
8.8769% due 11/15/2012 (b)	744,000	757,020
Majestic Star Casino LLC
9.50% due 10/15/2010	1,040,000	1,081,600
Mandalay Resort Group, Inc.
6.50% due 07/31/2009	150,000	150,000
MGM Mirage, Inc.
6.00% due 10/01/2009	1,750,000	1,734,687
6.75% due 09/01/2012	125,000	119,375
8.50% due 09/15/2010	1,250,000	1,307,812
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	686,000	665,420
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	526,250
9.75% due 04/01/2010	400,000	416,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	825,000	838,406
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,102,500
San Pasqual Casino Development Group
8.00% due 09/15/2013	1,500,000	1,515,000
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	675,000	680,063
Speedway Motorsports, Inc.
6.75% due 06/01/2013	840,000	819,000
Station Casinos, Inc.
6.00% due 04/01/2012	2,100,000	1,974,000
Wynn Las Vegas LLC
6.625% due 12/01/2014	980,000	944,475

		16,922,176
Liquor - 0.49%
Constellation Brands, Inc.
7.25% due 09/01/2016	1,750,000	1,706,250
7.25% due 05/15/2017	300,000	292,500

		1,998,750
Manufacturing - 0.03%
Susser Holdings LLC
10.625% due 12/15/2013	106,000	115,010

Medical-Hospitals - 3.16%
Community Health Systems, Inc.
8.875% due 07/15/2015	1,800,000	1,824,750
HCA, Inc.
6.25% due 02/15/2013	21,000	18,952
7.875% due 02/01/2011	740,000	751,100
9.125% due 11/15/2014	650,000	683,312

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc. (continued)
9.25% due 11/15/2016	$3,100,000	$3,301,500
Multiplan, Inc.
10.375% due 04/15/2016	1,800,000	1,917,000
Skilled Healthcare Group, Inc.
11.00% due 01/15/2014	325,000	359,125
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	800,000	832,000
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,100,000	1,918,875
6.875% due 11/15/2031	635,000	485,775
Triad Hospitals, Inc.
7.00% due 11/15/2013	21,500	22,601
United Surgical Partners International, Inc.
8.875% due 05/01/2017	885,000	887,213

		13,002,203

Mining - 0.89%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	500,000	527,500
8.375% due 04/01/2017	2,925,000	3,122,438

		3,649,938

Office Furnishings & Supplies - 0.04%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	150,000	152,657

Paper - 0.75%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	850,000	833,000
Georgia-Pacific Corp.
7.125% due 01/15/2017	875,000	840,000
Neenah Paper, Inc.
7.375% due 11/15/2014	700,000	693,000
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	730,438

		3,096,438

Petroleum Services - 0.87%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	975,000	973,781
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	200,000	200,000
7.75% due 05/15/2017	200,000	202,500
Hanover Equipment Trust
8.75% due 09/01/2011	714,000	733,635
Hanover Equipment Trust, Series B
8.50% due 09/01/2008	500,000	497,500
Tesoro Corp.
6.50% due 06/01/2017	1,000,000	977,500

		3,584,916

Pharmaceuticals - 0.38%
Omnicare, Inc.
6.875% due 12/15/2015	1,650,000	1,567,500

Publishing - 2.32%
Dex Media East LLC
9.875% due 11/15/2009	1,600,000	1,658,000

The accompanying notes are an integral part of the financial statements. 143

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Dex Media East LLC (continued)
12.125% due 11/15/2012	$200,000	$215,250
Dex Media West LLC
9.875% due 08/15/2013	500,000	535,000
Idearc, Inc.
8.00% due 11/15/2016	4,025,000	4,065,250
Medianews Group, Inc.
6.375% due 04/01/2014	550,000	457,875
6.875% due 10/01/2013	220,000	189,200
Nielsen Finance LLC
zero coupon, Step up to 12.5% on
08/01/2011 due 08/01/2016	875,000	616,875
Primedia, Inc.
8.00% due 05/15/2013	1,230,000	1,294,575
Reader's Digest Association, Inc.
9.00% due 02/15/2017	530,000	506,150

		9,538,175

Railroads & Equipment - 0.26%
Greenbrier Companies, Inc.
8.375% due 05/15/2015	1,045,000	1,052,838

Real Estate - 2.31%
BF Saul, REIT
7.50% due 03/01/2014	1,975,000	1,982,406
Host Marriott LP, REIT
7.125% due 11/01/2013 (a)	250,000	249,687
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,330,000	1,331,663
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	4,000,000	3,920,000
Rouse Company LP, REIT
6.75% due 05/01/2013	2,000,000	1,998,224

		9,481,980

Retail - 0.55%
Carrols Corp.
9.00% due 01/15/2013	575,000	566,375
Ferrellgas Escrow LLC
6.75% due 05/01/2014	1,400,000	1,326,500
Suburban Propane Partners LP
6.875% due 12/15/2013	365,000	352,225

		2,245,100

Retail Grocery - 0.09%
Smithfield Foods, Inc.
7.75% due 07/01/2017	382,000	382,955

Retail Trade - 0.94%
American Greetings Corp.
7.375% due 06/01/2016	400,000	404,000
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,400,000	1,424,500
Rite Aid Corp.
9.50% due 06/15/2017	2,125,000	2,040,000

		3,868,500

Sanitary Services - 0.77%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	686,000

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Sanitary Services (continued)
Allied Waste North America, Inc. (continued)
7.875% due 04/15/2013	$700,000	$707,875
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	190,250
7.125% due 05/15/2016	1,600,000	1,564,000

		3,148,125
Semiconductors - 0.69%
Amkor Technology, Inc.
7.75% due 05/15/2013	64,000	61,600
NXP BV / NXP Funding LLC
8.105% due 10/15/2013 (b)	1,875,000	1,877,344
9.50% due 10/15/2015	900,000	886,500

		2,825,444
Software - 0.39%
Open Solutions, Inc.
9.75% due 02/01/2015	1,575,000	1,590,750

Telecommunications Equipment &
Services - 3.03%
Citizens Communications Company
7.05% due 10/01/2046	1,050,000	861,000
7.125% due 03/15/2019	125,000	118,125
Eschelon Operating Company
8.375% due 03/15/2010	700,000	676,375
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	2,750,000	3,080,000
Intelsat, Ltd.
5.25% due 11/01/2008	1,975,000	1,945,375
Level 3 Communications, Inc.
9.25% due 11/01/2014	660,000	666,600
12.25% due 03/15/2013	500,000	573,750
PanAmSat Corp.
9.00% due 08/15/2014	2,150,000	2,241,375
9.00% due 06/15/2016	775,000	811,813
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	1,400,000	1,484,000

		12,458,413
Telephone - 2.20%
Qwest Communications International, Inc.
7.25% due 02/15/2011	395,000	397,962
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	506,250
Qwest Corp.
6.50% due 06/01/2017	1,250,000	1,193,750
7.50% due 10/01/2014	600,000	615,000
7.875% due 09/01/2011	1,500,000	1,563,750
8.61% due 06/15/2013 (b)	500,000	543,750
8.875% due 03/15/2012	1,085,000	1,169,087
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,525,432
Windstream Corp.
8.125% due 08/01/2013	565,000	590,425
8.625% due 08/01/2016	885,000	935,888

		9,041,294

The accompanying notes are an integral part of the financial statements. 144

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco - 0.58%
Reynolds American, Inc.
6.50% due 07/15/2010	$250,000	$254,146
7.625% due 06/01/2016	2,000,000	2,117,582

		2,371,728
Transportation - 1.88%
Bombardier, Inc.
6.75% due 05/01/2012	600,000	591,000
7.45% due 05/01/2034	2,200,000	2,123,000
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	1,500,000	1,515,000
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	2,000,000	1,980,000
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,500,000	1,533,750

		7,742,750
Travel Services - 0.11%
Sabre Holdings Corp.
6.35% due 03/15/2016	500,000	450,000

TOTAL CORPORATE BONDS (Cost $311,384,796)		$311,449,564

ASSET BACKED SECURITIES - 0.31%
DB Master Finance LLC, Series-2006-1, Class M1
8.285% due 06/20/2031	1,250,000	1,262,471

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,975)		$1,262,471

TERM LOANS - 19.39%
Aerospace - 0.12%
Hawker Beechcraft Corp., Letter of Credit
5.260% due 03/26/2014 (b)	37,855	37,831
Hawker Beechcraft Corp., Tranche B
7.357% due 03/26/2014 (b)	460,993	461,569

		499,400
Air Travel - 0.37%
Delta Airlines, Inc., Tranche B2
8.605% due 04/30/2014 (b)	1,000,000	1,004,690
U.S. Airways Group, Inc.
7.860% due 03/31/2011 (b)	500,000	501,565

		1,506,255
Auto Parts - 0.75%
Delphi Corp., Tranche C
8.125% due 12/31/2007 (b)	1,100,000	1,103,850
Federal Mogul Corp. Dip, Tranche B
7.070% due 12/31/2007 (b)	1,000,000	1,000,000
Lear Corp.
8.110% due 06/05/2014 (b)	1,000,000	991,250

		3,095,100
Automobiles - 0.16%
CSK Automotive, Inc.
8.353% due 06/30/2012 (b)	496,259	496,259
Ford Motor Company, Tranche B
8.36% due 11/29/2013 (b)	149,250	149,904

		646,163

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Broadcasting - 0.24%
Citadel Broadcasting Corp.
6.945% due 06/12/2014 (b)	$1,000,000	$997,080
Business Services - 1.68%
Adesa, Inc., Tranche KAR
7.570% due 09/22/2013 (b)	1,000,000	1,002,500
Education Management Corp., Tranche C
7.125% due 05/24/2013 (b)	992,500	990,019
Reynolds & Reynolds Company,Tranche 2
10.860% due 10/24/2013 (b)	1,125,000	1,146,094
Reynolds & Reynolds Company,Tranche 3
12.860% due 10/24/2014 (b)	625,000	640,625
Riverdeep Interactive Learning USA, Inc., Tranche B
8.110% due 11/28/2013 (b)	1,497,105	1,501,746
SunGard Data Systems, Inc., Tranche B1
8.00% due 02/11/2013 (b)	1,306,025	1,311,797
SunGard Data Systems, Inc., Tranche B2
7.36% due 02/27/2014 (b)	295,975	297,283

		6,890,064

Cable and Television - 0.96%
Charter Communications Operating LLC, Tranche 3
7.860% due 03/01/2014 (b)	750,000	751,350
Charter Communications Operating LLC, Tranche
B1
7.360% due 03/06/2014 (b)	750,000	742,732
CSC Holdings, Inc.
7.07% due 03/23/2013 (b)	2,437,782	2,435,564

		3,929,646

Chemicals - 0.43%
Arizona Chemical Company, Tranche B
7.36% due 02/28/2013 (b)	249,375	249,532
Celanese Holdings LLC, Letter of Credit
7.099% due 04/02/2014 (b)	625,008	625,790
Celanese Holdings LLC, Tranche B
5.320% due 04/02/2014 (b)	124,992	125,148
ISP Chemicals, Inc.
7.11% due 06/04/2014 (b)	750,000	752,167

		1,752,637

Commercial Services - 0.18%
Safety-Kleen, Corp., Letter of Credit
5.375% due 07/27/2013 (b)	152,542	152,542
Safety-Kleen, Corp., Tranche B
7.875% due 07/27/2013 (b)	581,822	581,822

		734,364

Crude Petroleum & Natural Gas - 0.41%
Coffeyville Resources, Inc., Letter of Credit
5.249% due 12/28/2010 (b)	129,730	130,433
Coffeyville Resources, Inc., Tranche B
8.350% due 03/09/2013 (b)	668,595	671,937
Ram Energy, Inc., Tranche B
11.10% due 04/03/2011 (b)	875,000	875,000

		1,677,370

Domestic Oil - 0.28%
Alon USA LP
7.605% due 06/07/2013 (b)	985,833	989,530

The accompanying notes are an integral part of the financial statements. 145

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Domestic Oil (continued)
Petroleum Geo-Services, Inc., Tranche B
7.60% due 12/16/2012 (b)	$143,309	$143,846

		1,133,376

Electrical Utilities - 0.55%
Calpine Corp., Tranche B
7.59% due 03/29/2009 (b)	2,244,375	2,248,594

Energy - 1.03%
Covanta Energy Corp., Letter of Credit
5.260% due 02/02/2014 (b)	560,825	561,290
Covanta Energy Corp., Tranche B
6.875% due 02/02/2014 (b)	1,139,175	1,140,121
NRG Energy, Inc., Tranche B
7.11% due 11/04/2012 (b)	1,060,737	1,058,753
NRG Energy, Inc., Tranche L
7.350% due 02/02/2011 (b)	439,263	439,263
Sandridge Energy, Inc.
8.625% due 03/07/2015 (b)	1,000,000	1,025,000

		4,224,427

Financial Services - 3.00%
BLB Holding Corp., - Wembley Tranche 2
9.63% due 06/30/2011 (b)	1,630,000	1,636,112
BNY ConvergEx Group, Tranche 1
8.360% due 08/17/2013 (b)	1,392,857	1,397,649
Emdeon Business Services LLC, Tranche 1B
7.610% due 11/16/2013 (b)	487,566	490,614
Emdeon Business Services LLC, Tranche 2
10.36% due 05/16/2014 (b)	1,000,000	1,017,500
HCP Acquisition Inc., Tranche 2
9.610% due 02/13/2015 (b)	450,000	454,500
Linsco/Private Ledger Corp., Tranche B
7.360% due 06/27/2013 (b)	1,449,368	1,452,991
NASDAQ Stock Market, Inc., Tranche B
7.070% due 04/18/2012 (b)	484,419	485,024
NASDAQ Stock Market, Inc., Tranche C
7.070% due 04/18/2012 (b)	280,806	281,157
TPF Generation Holdings LLC, Tranche 2
9.61% due 12/15/2014 (b)	800,000	810,832
VNU, Inc., Tranche B
7.607% due 08/07/2013 (b)	2,798,402	2,812,114
Wimar Landco LLC, Tranche B
7.61% due 07/03/2008 (b)	750,000	752,813
Wimar Operating Company LLC, Tranche B
7.61% due 01/03/2012 (b)	742,659	746,885

		12,338,191

Food & Beverages - 0.85%
Dean Foods Company, Tranche B
6.875% due 03/01/2014 (b)	1,496,250	1,495,622
Supervalu, Inc., Tranche B
6.860% due 05/30/2012 (b)	1,980,000	1,983,960

		3,479,582

Gas & Pipeline Utilities - 0.24%
Dynegy Holdings, Inc.
6.820% due 03/02/2013 (b)	1,000,000	993,750

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Healthcare Services - 0.50%
Carestream Health, Inc., Tranche B
7.34% due 04/30/2013 (b)	$950,000	$950,598
Carestream Health, Inc., Tranche B2
10.59% due 10/30/2013 (b)	500,000	505,315
Healthsouth Corp., Tranche B
7.850% due 03/10/2013 (b)	586,099	587,711

		2,043,624

Household Products - 0.12%
Huish Detergents, Inc., Tranche 2
9.570% due 04/26/2014 (b)	500,000	500,000

Industrial Machinery - 0.05%
Baldor Electric Company, Tranche B
7.125% due 01/31/2014 (b)	221,477	221,754

Insurance - 0.55%
Affirmative Insurance Holdings Company, Inc.
8.829% due 01/12/2014 (b)	746,250	753,713
AmWINS Group, Inc.
10.840% due 06/07/2014 (b)	500,000	500,000
Kepler Holdings, Ltd.
10.860% due 06/30/2009 (b)	500,000	500,000
Panther RE Bermuda, Ltd., Tranche B
9.860% due 11/30/2010 (b)	500,000	500,000

		2,253,713

Leisure Time - 0.54%
Bombardier Recreational Products, Inc., Tranche B
7.860% due 06/26/2013 (b)	979,747	981,383
Golden Nugget, Inc.
8.610% due 06/14/2014 (b)	750,000	750,000
Zuffa LLC
7.36% due 06/18/2015 (b)	500,000	500,000

		2,231,383

Medical-Hospitals - 0.90%
Community Health Systems, Inc., Tranche B
7.11% due 07/02/2014 (b)	123,743	123,743
Communtiy Health Systems, Inc., Tranche DD
7.11% due 07/02/2014 (b)	1,876,257	1,876,257
HCA, Inc.
7.610% due 11/16/2013 (b)	1,194,000	1,201,200
X-Rite, Inc., Tranche 2
10.360% due 06/30/2013 (b)	500,000	505,000

		3,706,200

Mining - 0.10%
Freeport-McMoRan Copper & Gold, Inc.
7.07% due 03/19/2014 (b)	408,333	408,195

Paper - 0.99%
Domtar Inc., Tranche B
6.735% due 03/02/2014 (b)	564,063	559,482
Georgia-Pacific Corp., Tranche B
7.110% due 02/14/2013 (b)	1,654,825	1,657,688
Georgia-Pacific Corp., Tranche B2
7.070% due 12/22/2012 (b)	1,865,625	1,869,785

		4,086,955

The accompanying notes are an integral part of the financial statements. 146

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Publishing - 0.60%
Idearc, Inc., Tranche B
7.36% due 11/01/2014 (b)	$2,468,813	$2,475,380

Railroads & Equipment - 0.55%
RailAmerica, Inc., Tranche T1
7.61% due 08/14/2008 (b)	2,250,000	2,251,418

Retail - 0.61%
Toys R Us, Inc., Tranche B
8.32% due 12/09/2008 (b)	2,500,000	2,508,750

Retail Trade - 0.24%
Sally Holdings LLC, Tranche B
7.860% due 11/01/2013 (b)	995,000	999,557

Sanitary Services - 0.24%
Waste Services, Inc., Tranche B
7.820% due 04/30/2011 (b)	997,500	1,003,734

Semiconductors - 0.78%
Freescale Semiconductor, Inc.
7.11% due 12/01/2013 (b)	2,238,750	2,199,572
Marvell Technology Group, Inc.
7.34% due 11/08/2009 (b)	991,875	996,834

		3,196,406

Software - 0.06%
Informational Global Solutions Holdings, Inc.,
Tranche 2
11.60% due 03/02/2014 (b)	250,000	250,000

Telecommunications Equipment &
Services - 0.65%
Hawaiian Telecom Communications, Inc., Tranche A
7.61% due 04/30/2012 (b)	775,000	774,031
Hawaiian Telecom Communications, Inc., Tranche B
7.61% due 10/01/2012 (b)	249,441	249,174
Level 3 Communications, Inc., Tranche
7.605% due 03/16/2014 (b)	1,000,000	1,001,250
OneLink Communications, Inc., PIK
11.820% due 03/01/2013 (b)	675,000	664,875

		2,689,330

Tires & Rubber - 0.24%
Goodyear Tire & Rubber Company, Tranche 2
7.100% due 04/30/2010 (b)	1,000,000	993,330

Transportation - 0.30%
Laidlaw International, Inc., Tranche B
7.070% due 07/31/2013 (b)	496,250	497,491
Oshkosh Truck Corp., Tranche B
7.110% due 12/06/2013 (b)	748,125	750,556

		1,248,047

Travel Services - 0.12%
Sabre Holdings Corp., Tranche B
7.605% due 09/30/2014 (b)	485,891	482,957

TOTAL TERM LOANS (Cost $79,515,193)		$79,696,732

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.38%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$13,876,317 on 7/2/2007,
collateralized by $14,570,000
Federal Home Loan Mortgage
Corp., 6.00% due 04/16/2037
(valued at $14,151,113, including
interest)	$13,871,000	$13,871,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,871,000)		$13,871,000

SHORT TERM INVESTMENTS - 1.46%
John Hancock Cash Investment Trust (c)	$6,013,329	$6,013,329

TOTAL SHORT TERM INVESTMENTS
(Cost $6,013,329)		$6,013,329

Total Investments (U.S. High Yield Bond Trust)
(Cost $412,034,293) - 100.32%		$412,293,096
Liabilities in Excess of Other Assets - (0.32)%		(1,318,256)

TOTAL NET ASSETS - 100.00%		$410,974,840

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements. 147

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's advisor or subadvisor
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on June 30, 2007
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)	Term Loan
**	Purchased on a forward commitment
***	At June 30, 2007, all or a portion of this security was pledged to cover
.	forward commitments purchased and securities sold short
****	At June 30, 2007, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements. 148

John Hancock Trust

Notes to Financial Statements (Unaudited)

1. ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and three separate investment Portfolios, fourteen of which are fixed income oriented and are as follows: Active Bond, Core Bond, Global Bond, High Income, High Yield, Income, Investment Quality Bond, Real Return Bond, Short-Term Bond, Strategic Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond. Each of the Portfolios, with the exception of Global Bond and Real Return Bond, is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). Series NAV shares are offered to the Lifestyle Trust. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD” or the “Distributor”), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

At June 30, 2007, John Hancock USA owned 1,600,0000 and 7,077 shares of beneficial interest of Income and High Income, respectively.

The Trust offers three classes of shares. Series I and Series II shares are offered for all Portfolios with the exception of Income and Short-Term Bond. Series NAV shares are offered for all Portfolios. Series I, Series II and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Series III shares were terminated on October 4, 2006.

Payment made by Affiliate JHLICO made a payment of $5,860,000 on December 27, 2006 to the Trust based on its review of frequent trading between January 1, 2001 and December 31, 2003 by certain contract holders in a small number of variable insurance contracts participating in certain portfolios of the former John Hancock Variable Series Trust, which was reorganized into the John Hancock Trust effective April 29, 2005. This payment was made voluntarily to the affected portfolios and approved by the Trustees of the Trust. The amount is recorded as a capital contribution in the Capital Shares footnote.

2. SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Advisers, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Portfolio securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

149

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

In September 2006, Financial Accounting Standards Board (“FASB”) Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the potential impact of FAS 157 on the Portfolios’ financial statements.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying funds on the ex-dividend date. Distributions from the underlying funds are recorded on the ex-dividend date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date as the Portfolio becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

The Portfolios use specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations All income, expenses (except class-specific expenses), and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense Allocation Expenses not directly attributable to a particular Portfolio or shares class are allocated based on the relative share of net assets of each Portfolio or share at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Purchased and Written Options All Portfolios of the Trust described in this Semiannual Report, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

150

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the six months ended June 30, 2007 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Global Bond

Outstanding, beginning of period	672,800,000	$7,108,679
Options written	598,427,750	6,298,138
Option closed	(583,300,000)	(5,089,829)
Options expired	(111,826,027)	(1,312,523)
Outstanding, end of period	576,101,723	$7,004,465

Real Return Bond

Outstanding, beginning of period	116,200,484	$764,268
Options written	16,000,850	420,756
Option closed	(33,000,242)	(373,886)
Options expired	(83,200,462)	(472,167)
Outstanding, end of period	16,000,630	$338,971

Strategic Bond

Outstanding, beginning of period	2,940	$2,032,216
Options written	6,949	2,659,127
Option closed	(2,881)	(1,362,892)
Options expired	(4,042)	(2,208,768)
Outstanding, end of period	2,966	$1,119,683

Strategic Income

Outstanding, beginning of period	—	—
Options written	71,191,147	$479,796
Option closed	(6,353,600)	(41,800)
Options expired	(50,475,547)	(366,014)
Outstanding, end of period	14,362,000	$71,982

Total Return

Outstanding, beginning of period	550,201,235	$6,247,409
Options written	609,904,134	7,667,792
Option closed	(425,100,199)	(4,444,941)
Options expired	(6,503,011)	(1,006,748)
Outstanding, end of period	728,502,159	$8,463,512

151

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open written options outstanding at June 30, 2007:

				NOTIONAL
		FLOATING	PAY/RECEIVE	AMOUNT/NUMBER	EXERCISE	EXPIRATION
PORTFOLIO	NAME OF ISSUER	RATE INDEX	FLOATING RATE	OF CONTRACTS	RATE/PRICE	DATE	VALUE

Global Bond	CALLS

	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	29,100,000	4.95%	Sep 2008	($152,001)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,500,000	4.95%	Sep 2008	(70,516)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,100,000	4.95%	Sep 2008	(68,427)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	35,500,000	5.15%	Dec 2007	(126,962)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	16,000,000	4.90%	Aug 2007	(1,382)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	83,000,000	5.10%	Feb 2008	(320,032)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	9,000,000	5.10%	Feb 2008	(34,702)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	162,500,000	4.90%	Mar 2008	(507,016)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	64,100,000	4.95%	Mar 2008	(222,863)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	14,700,000	4.95%	Sep 2008	(76,784)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	58,500,000	4.90%	Feb 2008	(142,746)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	11,000,000	4.85%	Sep 2007	($7)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	5,000,000	4.85%	Sep 2007	(3)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	14,000,000	4.85%	Sep 2007	(9)

				529,000,000			($1,723,450)
	Brazilian Real			16,100,000	2.02%	Jul 2007	($46,899)
	FNMA TBA 6%			31,000,000	98.315%	Jul 2007	(67,713)
	U.S.Treasury 10-Year Note Futures			611	$107.00	Aug 2007	(162,297)
	U.S.Treasury 10-Year Note Futures			1,112	106.50	Aug 2007	(451,750)

				47,101,723			($728,659)

Real Return Bond	CALLS

	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,000,000	4.95%	Mar 2008	($45,199)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	3,000,000	4.95%	Sep 2008	(15,670)

				16,000,000			($60,869)
	U.S.Treasury 10-Year Note Futures			168	$107.00	Aug 2007	($44,625)
	U.S.Treasury 10-Year Note Futures			88	106.00	Aug 2007	(53,625)
	U.S.Treasury 30-Year Bonds Futures			118	109.00	Aug 2007	(77,437)

				374			($175,687)

	PUTS

	U.S.Treasury 10-Year Note Futures			256	$103.00	Aug 2007	($28,000)

				256			($28,000)

152

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
				NOTIONAL
		FLOATING	PAY/RECEIVE	AMOUNT/NUMBER	EXERCISE	EXPIRATION
PORTFOLIO	NAME OF ISSUER	RATE INDEX	FLOATING RATE	OF CONTRACTS	RATE/PRICE	DATE	VALUE

Strategic Bond	CALLS

	Eurodollar Futures			32	95.00%	Sep 2007	($800)
	Eurodollar Futures			196	95.25%	Sep 2007	(1,225)
	Eurodollar Futures			64	95.50%	Dec 2007	(1,600)
	Eurodollar Futures			73	95.00%	Mar 2008	(20,987)
	Japanese Yen Futures			5	85.00%	Sep 2007	(1,625)
	U.S.Treasury 5-Year Note Futures			25	$104.00	Aug 2007	(10,156)
	U.S.Treasury 5-Year Note Futures			20	105.00	Aug 2007	(3,437)
	U.S.Treasury 10-Year Note Futures			112	106.00	Jul 2007	(43,750)
	U.S.Treasury 10-Year Note Futures			131	109.00	Aug 2007	(6,141)
	U.S.Treasury 10-Year Note Futures			296	106.00	Aug 2007	(180,375)
	U.S.Treasury 10-Year Note Futures			36	108.00	Aug 2007	(3,937)
	U.S.Treasury 10-Year Note Futures			90	107.00	Aug 2007	(23,906)
	U.S.Treasury 10-Year Note Futures			130	110.00	Aug 2007	(4,063)
	U.S.Treasury 10-Year Note Futures			57	106.00	Nov 2007	(53,438)
	U.S.Treasury 10-Year Note Futures			265	107.00	Nov 2007	(153,203)
	U.S.Treasury 10-Year Note Futures			174	108.00	Nov 2007	(59,813)
	U.S.Treasury 30-Year Bond Futures			47	108.00	Jul 2007	(32,313)
	U.S.Treasury 30-Year Bond Futures			10	114.00	Aug 2007	(313)
	U.S.Treasury 30-Year Bond Futures			30	108.00	Aug 2007	(31,406)
	U.S.Treasury 30-Year Bond Futures			336	109.00	Aug 2007	(220,500)
	U.S.Treasury 30-Year Bond Futures			17	110.00	Aug 2007	(6,375)
	U.S.Treasury 30-Year Bond Futures			50	112.00	Aug 2007	(5,469)
	U.S.Treasury 30-Year Bond Futures			46	111.00	Nov 2007	(25,875)

				2,242			($890,707)

	PUTS

	Eurodollar Futures			113	94.75%	Sep 2007	($28,956)
	U.S.Treasury 10-Year Note Futures			74	$104.00	Jul 2007	(6,937)
	U.S.Treasury 10-Year Note Futures			28	102.00	Aug 2007	(1,750)
	U.S.Treasury 10-Year Note Futures			128	104.00	Aug 2007	(28,000)
	U.S.Treasury 10-Year Note Futures			58	103.00	Aug 2007	(6,344)
	U.S.Treasury 10-Year Note Futures			20	104.00	Nov 2007	(12,812)
	U.S.Treasury 10-Year Note Futures			47	102.00	Nov 2007	(13,219)
	U.S.Treasury 10-Year Note Futures			27	103.00	Nov 2007	(10,969)
	U.S.Treasury 30-Year Bond Futures			187	105.00	Aug 2007	(70,125)
	U.S.Treasury 30-Year Bond Futures			42	104.00	Aug 2007	(9,844)

				724			($188,956)

Strategic Income	PUTS

	Australian Dollar			14,362,000	$0.86	Aug 2007	($180,156)

				14,362,000			($180,156)

153

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
				NOTIONAL
		FLOATING	PAY/RECEIVE	AMOUNT/NUMBER	EXERCISE	EXPIRATION
PORTFOLIO	NAME OF ISSUER	RATE INDEX	FLOATING RATE	OF CONTRACTS	RATE/PRICE	DATE	VALUE

Total Return	CALLS

	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	6,000,000	4.10%	Jul 2007	—
	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	14,000,000	4.23%	Jul 2007	—
	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	20,000,000	4.10%	Jul 2007	—
	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	13,000,000	4.10%	Jul 2007	—
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	19,600,000	4.95%	Jul 2007	($2)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	19,000,000	4.90%	Aug 2007	(1,642)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	27,000,000	4.90%	Aug 2007	(2,333)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	27,000,000	5.01%	Oct 2007	(41,350)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	54,000,000	5.10%	Feb 2008	(208,213)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,000,000	4.90%	Feb 2008	(30,764)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	60,500,000	4.90%	Mar 2008	(188,766)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	46,000,000	4.90%	Mar 2008	(143,525)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	35,000,000	4.95%	Mar 2008	(121,688)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	64,400,000	4.95%	Sep 2008	(336,387)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	23,600,000	4.95%	Sep 2008	(123,272)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	86,100,000	4.95%	Sep 2008	(449,735)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	7,000,000	5.00%	Aug 2007	(737)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	14,000,000	4.90%	Aug 2007	(608)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	72,600,000	5.00%	Dec 2008	(540,776)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	96,700,000	5.20%	Dec 2008	(976,525)
	10-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	10,000,000	5.57%	Aug 2007	(38,875)

				728,500,000			($3,205,198)
	U.S.Treasury 10-Year Note Futures			76	$108.00	Aug 2007	(8,312)
	U.S.Treasury 10-Year Note Futures			315	107.00	Aug 2007	(83,672)
	U.S.Treasury 10-Year Note Futures			582	106.00	Aug 2007	(354,656)
	U.S.Treasury 10-Year Note Futures			106	109.00	Aug 2007	(4,969)

				1,079			($451,609)

	PUTS

	U.S.Treasury 10-Year Note Futures			498	$105.00	Aug 2007	($178,969)
	U.S.Treasury 10-Year Note Futures			441	104.00	Aug 2007	(96,468)
	U.S.Treasury 10-Year Note Futures			141	103.00	Aug 2007	(15,422)

				1,080			($290,859)

The following is a summary of forward volatility options with premiums to be determined on a future date outstanding at June 30, 2007:
PORTFOLIO	NAME OF ISSUER			NOTIONAL AMOUNT		UNREALIZED DEPRECIATION

Real Return Bond	CALL & PUT

	U.S. Dollar Forward Delt/Neutral Straddle vs. Swiss Franc				5,200,000		$13,599
	Strike and premium determined on 9/26/2007,
	based upon implied volatility parameter of 7.075%

	U.S. Dollar Forward Delt/Neutral Straddle vs. Swiss Franc				9,700,000		16,218
	Strike and premium determined on 9/26/2007,
	based upon implied volatility parameter of 7.20%

							$29,817

154

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Securities Lending All Portfolios of the Trust described in this Semiannual Report may lend securities in amounts up to 33 1 / 3 % of the Portfolio’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked to market on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Portfolios receive compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Portfolios invest the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c) (7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by JHA, the Adviser for JHCIT, for which JHA receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT. Effective May 8, 2007, cash collateral is invested in the JHCIT. Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios the next business day. During the loan period, the Portfolios continue to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2007, the values of securities loaned and cash collateral were as follows:

PORTFOLIO	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

Active Bond	$184,695,725	$188,389,640
High Income	16,444,743	16,773,638
High Yield	31,976,928	32,616,467
Strategic Bond	15,049,583	15,350,575
Strategic Income	2,553,000	2,604,060
U.S. High Yield Bond	5,895,421	6,013,329

Floating Rate Notes Issued in Conjunction with Securities Held Certain Portfolios may enter into transactions in which the Portfolios sell a fixed-rate bond to a broker for cash. At the same time, the Portfolios buy a residual interest in a trust’s (the “Trust”) assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation (“Inverse Floater”). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Portfolio (the “Fixed-Rate Bond”). The Trust also issues floating-rate notes (“Floating-Rate Notes”), which are sold to third-parties. The Portfolios may enter into shortfall and forbearance agreements with the broker by which a Portfolio agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Portfolio gives the Portfolio the right (i) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (ii) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Portfolio, thereby collapsing the Trust. Pursuant to Financial Accounting Standards Statement No. 140 (“FAS 140”), the Portfolios account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption “payable for floating rate notes issued” in the Portfolios’ Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are reflected as interest expense and fees on inverse floaters of the Portfolios and are included in the Statement of Operations. At June 30, 2007, the Global Bond Portfolio’s investment was as follows:

	FLOATING RATE	RANGE OF
PORTFOLIO	NOTES OUTSTANDING	INTEREST RATES

Global Bond	470,000	5.84% – 6.83%
Global Bond	400,000	5.88% – 6.83%

The Portfolios’ investment policies and restrictions expressly permit investments in inverse floating rate securities. The Portfolios’ investment policies do not allow the Portfolios to borrow money for purposes of making investments. Fund Management believes that the Portfolios’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Portfolios to which the restrictions apply. Inverse Floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Interest Expense Interest expense relates to the Portfolio’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions and/or short sale transactions by the Portfolios. Interest expense is recorded as incurred.

Dollar Rolls All Portfolios of the Trust described in this Semiannual Report may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Short Sales Certain Portfolios may make short sales of securities. This means a Portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. Certain of the Portfolios may also make short sales “against the box.” In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

155

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Until a Portfolio closes its short position or replaces a borrowed security, the Portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. Fees incurred to borrow securities for short sales are recorded as interest expense in the Statement of Operations.

Futures All Portfolios of the Trust described in this Semiannual Report, may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2007:

					UNREALIZED
		NUMBER		EXPIRATION	APPRECIATION
PORTFOLIO	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	(DEPRECIATION)

Global Bond	5-Year German Euro-BOBL Futures	389	Long	Sep 2007	($205,104)
	10-Year German Euro-BUND Futures	1,697	Long	Sep 2007	(775,330)
	90-Day LIBOR Futures	250	Long	Mar 2008	(507,781)
	90-Day LIBOR Futures	71	Long	Jun 2008	(154,892)
	90-Day LIBOR Futures	127	Long	Dec 2008	(286,614)
	Euribor Futures	224	Long	Sep 2008	(12,063)
	Eurodollar Futures	200	Long	Jun 2008	(195,938)
	Eurodollar Futures	4,740	Long	Mar 2008	(552,036)
	Eurodollar Futures	602	Long	Sep 2008	248,325
	Eurodollar Futures	74	Long	Sep 2007	(72,150)
	Euroyen Futures	26	Long	Dec 2007	(5,794)
	Japan 10-Year Government Bond Futures	6	Short	Sep 2007	(56,886)
	British Pound Futures	153	Short	Sep 2007	18,415
	U.S. Treasury 10-Year Note Futures	793	Short	Sep 2007	(612,828)

					($3,170,676)

Investment Quality Bond	U.S. Treasury 5-Year Note Futures	95	Long	Sep 2007	($45,517)
	U.S. Treasury 10-Year Note Futures	167	Short	Sep 2007	140,038

					$94,521

Real Return Bond	90-Day LIBOR Futures	421	Long	Mar 2008	($809,416)
	90-Day LIBOR Futures	546	Long	Jun 2008	(938,781)
	Eurodollar Futures	43	Long	Mar 2009	(13,367)
	Eurodollar Futures	43	Long	Jun 2009	(11,830)
	Eurodollar Futures	43	Long	Dec 2009	(14,905)
	Eurodollar Futures	43	Long	Sep 2008	(14,669)
	Japan 10-Year Government Bond Futures	12	Long	Sep 2007	(12,236)
	Eurodollar Futures	295	Long	Jun 2008	(344,563)
	Eurodollar Futures	219	Long	Dec 2007	(210,300)
	Eurodollar Futures	22	Short	Mar 2009	22,275
	Eurodollar Futures	22	Short	Dec 2008	21,725
	Eurodollar Futures	66	Short	Mar 2008	81,262
	Eurodollar Futures	88	Short	Sep 2008	90,888
	U.S. Treasury 5-Year Note Futures	562	Short	Sep 2007	(239,367)
	U.S. Treasury 10-Year Note Futures	472	Short	Sep 2007	104,211
	U.S. Treasury 30-Year Bond Futures	871	Short	Sep 2007	1,197,625

					($1,091,448)

156

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

					UNREALIZED
		NUMBER		EXPIRATION	APPRECIATION
PORTFOLIO	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	(DEPRECIATION)

Strategic Bond	10-Year German Euro-BUND Futures	250	Long	Sep 2007	($176,167)
	90-Day LIBOR Futures	58	Long	Sep 2007	(40,428)
	Eurodollar Futures	61	Long	Sep 2007	(29,630)
	Eurodollar Futures	221	Long	Dec 2007	(49,043)
	Eurodollar Futures	236	Long	Mar 2008	22,870
	Japanese Yen Futures	225	Long	Sep 2007	(154,375)
	Australian Dollar Futures	25	Short	Sep 2007	(20,825)
	British Pound Futures	216	Short	Sep 2007	(460,080)
	Eurodollar Futures	33	Short	Sep 2007	(90,090)
	U.S. Treasury 10-Year Note Futures	132	Short	Sep 2007	(117,724)
	U.S. Treasury 10-Year Note Futures	12	Short	Dec 2007	(16,419)
	U.S. Treasury 30-Year Bond Futures	34	Short	Sep 2007	(19,733)
	U.S. Treasury 5-Year Note Futures	89	Short	Sep 2007	(47,507)

					($1,199,151)

Total Return	90-Day LIBOR Futures	140	Long	Sep 2007	($308,393)
	90-Day LIBOR Futures	244	Long	Dec 2007	(559,308)
	90-Day LIBOR Futures	246	Long	Mar 2008	(454,550)
	90-Day LIBOR Futures	408	Long	Jun 2008	(669,311)
	90-Day LIBOR Futures	266	Long	Sep 2008	(486,503)
	90-Day LIBOR Futures	21	Long	Dec 2008	(36,259)
	Euribor Futures	409	Long	Dec 2007	(587,507)
	Euribor Futures	135	Long	Mar 2008	(268,758)
	Euribor Futures	351	Long	Jun 2008	(754,218)
	Euribor Futures	285	Long	Sep 2008	(299,060)
	Euribor Futures	127	Long	Dec 2008	(285,587)
	Eurodollar Futures	2,376	Long	Dec 2007	(2,741,263)
	Eurodollar Futures	5,158	Long	Mar 2008	(5,469,238)
	Eurodollar Futures	4,707	Long	Jun 2008	(4,983,488)
	Eurodollar Futures	972	Long	Sep 2008	(467,600)
	Eurodollar Futures	1,236	Long	Dec 2008	(699,225)
	Eurodollar Futures	104	Long	Mar 2009	(150,725)
	Euroyen Futures	353	Long	Dec 2007	(39,747)
	10-Year German Euro-BUND Futures	42	Short	Sep 2007	(29,817)
	U.S. Treasury 10-Year Note Futures	7	Short	Sep 2007	(6,125)
	U.S. Treasury 30-Year Bond Futures	99	Short	Sep 2007	136,125

					($19,160,557)

U.S. Government Securities	Eurodollar Futures	657	Long	Jun 2008	($528,288)
	U.S. Treasury 2-Year Note Futures	54	Long	Sep 2007	(27,457)
	U.S. Treasury 5-Year Note Futures	606	Long	Sep 2007	(414,013)
	U.S. Treasury 10-Year Note Futures	752	Short	Sep 2007	144,942
	U.S. Treasury 30-Year Bond Futures	21	Short	Sep 2007	34,973

					($789,843)

Swap Contracts All Portfolios of the Trust described in this Semiannual Report may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). The Portfolios settle accrued net receivable or payable balances under the swap contracts on a periodic basis. Net upfront payments received (paid) by the Portfolios are included as part of realized gain or loss and net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. The Portfolios record changes in the value of the swaps as unrealized gains or losses on swap contracts.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

157

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Portfolios had the following interest rate swap contracts open at June 30, 2007:

							UNREALIZED
		NOTIONAL		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	(DEPRECIATION)

Global Bond
	Bank of America	238,900,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	($683,899)
	Bank of America	32,700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	(160,032)
	Barclays Capital	11,000,000,000	JPY	Fixed 1.00%	6 Month LIBOR	Mar 2009	(287,807)
	Barclays Capital	5,300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(78,261)
	Barclays Capital	2,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(191,875)
	Barclays Capital	4,400,000	GBP	6 Month LIBOR	Fixed 5.15938%	Sep 2010	(337,568)
	Barclays Capital	9,900,000	EUR	Fixed 3.75%	6 Month EURIBOR	Jun 2011	390,013
	Barclays Capital	2,500,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	(60,515)
	Barclays Capital	900,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2012	(27,220)
	Barclays Capital	4,300,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	141,321
	Barclays Capital	1,900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	62,444
	Barclays Capital	28,740,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	1,929,315
	Barclays Capital	8,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	577,245
	Barclays Capital	1,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(238,157)
	Barclays Capital	7,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(979,095)
	Barclays Capital	44,600,000	GBP	Fixed 4.50%	6 Month LIBOR	Sep 2017	843,021
	Barclays Capital	17,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	906,624
	Barclays Capital	9,600,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	906,189
	Barclays Capital	900,000	GBP	6 Month LIBOR	Fixed 4.25%	Jun 2036	(255,704)
	Barclays Capital	1,900,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	622,559
	Barclays Capital	20,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Jun 2036	(4,708)
	Citigroup	25,900,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2009	(70,233)
	Citigroup	29,900,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2010	(664,705)
	Citigroup	17,100,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2015	793,688
	Citigroup	4,100,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2015	1,953
	Citigroup	5,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(740,936)
	Citigroup	9,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.72%	Sep 2016	34,561
	Citigroup	21,500,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.90%	Sep 2016	109,460
	Citigroup	13,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.84%	Sep 2016	61,437
	Citigroup	55,800,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	29,429
	Citigroup	5,100,000	GBP	Fixed 5.00%	6 Month LIBOR	Dec 2019	68,183
	Deutsche Bank	8,600,000	USD	Fixed 0.288%	CMS 10-02	Dec 2007	96,271
	Deutsche Bank	26,650,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(161,384)
	Deutsche Bank	56,840,000	AUD	3 Month BBR-BBSW	Fixed 6.50%	Jan 2009	(154,133)
	Deutsche Bank	38,710,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(1,012,818)
	Deutsche Bank	189,600,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(542,769)
	Deutsche Bank	97,000,000	AUD	6 Month LIBOR	Fixed 7.00%	Jun 2010	4,526
	Deutsche Bank	7,500,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	65,581
	Deutsche Bank	26,600,000	GBP	6 Month LIBOR	Fixed 6.00%	Sep 2012	(460,046)
	Deutsche Bank	17,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2012	374,257
	Deutsche Bank	500,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2017	25,026
	Deutsche Bank	22,300,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2017	233,687
	Deutsche Bank	3,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	153,665
	Deutsche Bank	700,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Mar 2027	(22,656)
	Deutsche Bank	19,500,000	EUR	6 Month LIBOR	Fixed 4.50%	Jun 2034	(1,295,451)
	Deutsche Bank	16,500,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	1,553,895
	Deutsche Bank	16,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(1,876,990)
	Deutsche Bank	34,500,000	EUR	Fixed 5.00%	6 Month LIBOR	Mar 2038	(208,836)
	Goldman Sachs	58,600,000	HKD	Fixed 4.235%	3 Month HIBOR	Dec 2008	47,024
	Goldman Sachs	310,000,000	JPY	Fixed 1.30%	6 Month LIBOR	Sep 2011	20,918
	Goldman Sachs	670,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2012	(135,193)
	HSBC	11,900,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(913,324)
	HSBC	25,000,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	1,678,039
	HSBC	1,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(172,003)
	HSBC	1,700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	160,471
	JP Morgan Chase	2,100,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(31,007)
	JP Morgan Chase	11,700,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	463,637
	JP Morgan Chase	4,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(568,484)
	JP Morgan Chase	4,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.84%	Sep 2016	18,902

158

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

							UNREALIZED
		NOTIONAL		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	(DEPRECIATION)

Global Bond, continued
	Lehman Brothers	15,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	$616,521
	Lehman Brothers	1,600,000	EUR	FRCPXTOB	Fixed 1.965%	Mar 2012	(7,429)
	Lehman Brothers	325,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(52,076)
	Lehman Brothers	45,800,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	1,505,231
	Lehman Brothers	26,100,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	1,752,093
	Lehman Brothers	39,700,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	3,164,919
	Lehman Brothers	7,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	394,407
	Lehman Brothers	16,400,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	1,837,433
	Merrill Lynch	300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(4,429)
	Merrill Lynch	11,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(858,831)
	Merrill Lynch	16,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.72%	Sep 2016	61,340
	Merrill Lynch	6,200,000	CAD	Fixed 5.50%	3 Month CBK	Jun 2017	(34,065)
	Morgan Stanley	4,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(26,039)
	Morgan Stanley	3,300,000,000	JPY	Fixed 1.00%	6 Month LIBOR	Mar 2009	(86,342)
	Morgan Stanley	84,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(577,083)
	Morgan Stanley	1,300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(19,990)
	Morgan Stanley	36,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(2,764,769)
	Morgan Stanley	1,200,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	(63,763)
	Morgan Stanley	1,610,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	66,725
	Morgan Stanley	500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	20,143
	Morgan Stanley	2,000,000,000	JPY	Fixed 1.98%	6 Month LIBOR	Sep 2016	(1,585)
	Morgan Stanley	2,190,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	153,908
	Morgan Stanley	6,400,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2017	525,405
	Morgan Stanley	26,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	1,347,131
	Morgan Stanley	22,300,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	2,498,460
	Morgan Stanley	1,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	103,743
	Morgan Stanley	700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(80,115)
	Royal Bank of Scotland	21,500,000	GBP	6 Month LIBOR	Fixed 6.00%	Jun 2009	(143,800)
	Royal Bank of Scotland	2,100,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	(19,895)
	Royal Bank of Scotland	2,100,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(20,936)
	Royal Bank of Scotland	17,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	591,540
	Royal Bank of Scotland	10,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(1,415,718)
	Royal Bank of Scotland	6,700,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2017	106,519
	Royal Bank of Scotland	117,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	6,023,672
	Royal Bank of Scotland	1,400,000	GBP	Fixed 5.50%	6 Month LIBOR	Dec 2036	(116,656)
	Royal Bank of Scotland	3,800,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(434,912)
	UBS	22,980,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(138,572)
	UBS	36,180,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(938,591)
	UBS	17,800,000	AUD	6 Month LIBOR	Fixed 6.00%	Jun 2010	(385,574)
	UBS	3,400,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(50,206)
	UBS	14,200,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	588,505
	UBS	330,000,000	JPY	Fixed 0.80%	6 Month LIBOR	Mar 2012	97,698
	UBS	8,290,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(1,329,033)
	UBS	11,900,000	AUD	Fixed 6.00%	6 Month LIBOR	Jun 2015	562,085
	UBS	6,350,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	446,262
	UBS	400,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	37,495
	UBS	730,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Jun 2027	(23,627)
	UBS	710,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Jun 2036	(168,584)

							$12,776,147

Real Return Bond
	Barclays Capital	14,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	($686,615)
	Barclays Capital	3,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2009	(23,618)
	Barclays Capital	1,800,000	EUR	FRCPXTOB	Fixed 2.1025%	Oct 2010	24,413
	Barclays Capital	1,100,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	(26,627)
	Barclays Capital	300,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	(3,123)
	Barclays Capital	800,000	EUR	FRCPXTOB	Fixed 1.98%	Apr 2012	(8,508)
	Barclays Capital	22,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	(494,633)
	Barclays Capital	3,400,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	20,805
	Barclays Capital	13,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.72%	Sep 2016	50,198

159

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

							UNREALIZED
		NOTIONAL		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	(DEPRECIATION)

Real Return Bond, continued
	Barclays Capital	10,500,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.33%	Feb 2017	$15,963
	Barclays Capital	5,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	490,852
	BNP Paribas	2,000,000	EUR	FRCPXTOB	Fixed 2.09%	Oct 2010	23,991
	BNP Paribas	2,600,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	18,945
	BNP Paribas	4,500,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	(18,958)
	Citigroup	4,300,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(29,840)
	Citigroup	119,100,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	62,802
	Credit Suisse	6,900,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(520,649)
	Credit Suisse	2,700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	254,643
	Deutsche Bank	17,000,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(110,762)
	Deutsche Bank	60,500,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Jun 2010	2,823
	Deutsche Bank	38,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	(831,683)
	Deutsche Bank	17,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(901,502)
	Deutsche Bank	5,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	370,461
	Deutsche Bank	5,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	496,935
	Goldman Sachs	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	(15,745)
	Goldman Sachs	14,800,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	(77,503)
	Goldman Sachs	600,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	(5,212)
	Goldman Sachs	8,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	265,434
	Goldman Sachs	3,900,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	516,010
	Goldman Sachs	17,500,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	9,228
	HSBC	1,800,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	512,627
	JP Morgan Chase	2,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(17,053)
	JP Morgan Chase	2,000,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	10,324
	JP Morgan Chase	4,900,000	EUR	FRCPXTOB	Fixed 1.9725%	Dec 2011	(25,681)
	JP Morgan Chase	1,900,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	10,929
	Lehman Brothers	2,500,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	(54,716)
	Merrill Lynch	60,600,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	31,953
	Morgan Stanley	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(86,342)
	Morgan Stanley	24,200,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	12,760
	Morgan Stanley	5,200,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	470,899
	Morgan Stanley	7,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(812,599)
	Royal Bank of Canada	1,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(12,491)
	Royal Bank of Scotland	8,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(650,935)
	Royal Bank of Scotland	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	(18,000)
	Royal Bank of Scotland	1,200,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(11,964)
	Royal Bank of Scotland	13,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	(284,523)
	Royal Bank of Scotland	16,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	819,547
	Royal Bank of Scotland	7,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(869,825)
	UBS	158,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(452,307)
	UBS	2,700,000	EUR	FRCPXTOB	Fixed 2.1455%	Oct 2010	44,455
	UBS	4,100,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	39,786
	UBS	2,000,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	7,626
	UBS	2,000,000	EUR	Fixed 2.275%	CPTFEMU	Oct 2016	6,387
	UBS	3,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	158,787

							($2,301,831)

Total Return
	Bank of America	9,800,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2007	$501,973
	Bank of America	109,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	(715,762)
	Barclays Capital	14,200,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	(96,012)
	Barclays Capital	760,000,000	JPY	6 Month LIBOR	Fixed 6.00%	Mar 2009	(19,885)
	Barclays Capital	8,000,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	(54,842)
	Barclays Capital	8,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(394,340)
	Barclays Capital	9,600,000	BRL	CDI	Fixed 11.36%	Jan 2010	55,707
	Barclays Capital	4,800,000	EUR	6 Month LIBOR	Fixed 2.10%	Oct 2010	65,101
	Barclays Capital	700,000	EUR	FRCPXTOB	Fixed 1.96	Apr 2012	(7,287)
	Barclays Capital	1,800,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	665,587
	BNP Paribas	1,100,000	EUR	Fixed 2.09%	FRCPTOB	Oct 2010	13,195
	Citigroup	7,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	3,692

160

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

							UNREALIZED
		NOTIONAL		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	BY FUND	DATE	(DEPRECIATION)

Total Return, continued
	Credit Suisse	1,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	($78,750)
	Deutsche Bank	5,560,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Aug 2008	(33,670)
	Deutsche Bank	8,500,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	(57,472)
	Deutsche Bank	1,210,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(31,659)
	Deutsche Bank	5,400,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Dec 2009	4,205
	Deutsche Bank	15,300,000	EUR	6 Month LIBOR	Fixed 5.00%	Dec 2009	76,106
	Deutsche Bank	448,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	(2,945,053)
	Deutsche Bank	10,800,000	EUR	6 Month EURIBOR	Fixed 4.00%	Dec 2011	327,091
	Deutsche Bank	3,600,000	EUR	Fixed 5.00%	6 Month LIBOR	Dec 2017	(38,424)
	Deutsche Bank	28,900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	1,480,308
	Deutsche Bank	3,700,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	1,365,150
	Deutsche Bank	135,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	(421,809)
	HSBC	31,300,000	GBP	6 Month LIBOR	Fixed 4.50%	Dec 2007	(462,887)
	HSBC	3,200,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	1,183,269
	Lehman Brothers	19,700,000	GBP	6 Month LIBOR	Fixed 4.50%	Sep 2009	(1,330,694)
	Merrill Lynch	3,400,000	BRL	CDI	Fixed 12.95%	Jan 2010	72,207
	Merrill Lynch	8,800,000	BRL	CDI	Fixed 11.43%	Jan 2010	58,324
	Merrill Lynch	800,000	GBP	6 Month LIBOR	Fixed 1.00%	Dec 2035	75,516
	Morgan Stanley	47,200,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(270,957)
	Morgan Stanley	8,300,000	BRL	CDI	Fixed 12.78%	Jan 2010	162,692
	Morgan Stanley	8,900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	455,873
	Morgan Stanley	11,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(1,270,402)
	Royal Bank of Scotland	135,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	(421,823)
	Royal Bank of Scotland	7,400,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	(50,729)
	Royal Bank of Scotland	110,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(762,074)
	Royal Bank of Scotland	1,900,000	EUR	Fixed 1.95%	FRCPTOB	Mar 2012	(18,000)
	Royal Bank of Scotland	3,000,000	EUR	Fixed 1.95%	FRCPTOB	Mar 2012	(29,909)
	Royal Bank of Scotland	10,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	542,950
	Royal Bank of Scotland	4,900,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	1,811,874
	Royal Bank of Scotland	26,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(2,975,715)
	UBS	13,000,000,000	JPY	3 Month TIBOR	Fixed 1.00%	Mar 2008	20,648
	UBS	400,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(2,485)
	UBS	10,850,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(283,882)
	UBS	1,100,000	EUR	Fixed 2.15%	FRCPTOB	Oct 2010	18,111

							($3,814,943)

The Portfolios had the following credit default swap contracts open at June 30, 2007:

						(PAY)/		UNREALIZED
			NOTIONAL		BUY/SELL	RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARY	ISSUER	AMOUNT	CURRENCY	PROTECTION†	FIXED RATE	DATE	(DEPRECIATION)

Global Bond
	Bank of America	Lehman Brothers Holdings, Inc.	3,400,000	USD	Sell	0.150%	Jun 2008	($963)
	Bank of America	Merrill Lynch & Co., Inc.	1,200,000	USD	Sell	0.150%	Jun 2008	(89)
	Bank of America	Federated Department Stores, Inc.	300,000	USD	Buy	(0.190%)	Sep 2009	362
	Bank of America	Consumers Energy Company	700,000	USD	Buy	(0.090%)	Mar 2012	(30)
	Bank of America	GlobalSantafe Corporation	3,300,000	USD	Buy	(0.462%)	Jun 2012	(17,380)
	Bank of America	Nabors Industries, Inc.	500,000	USD	Buy	(0.459%)	Jun 2012	(1,959)
	Bank of America	Noble Corporation	2,900,000	USD	Buy	(0.542%)	Jun 2012	(14,614)
	Bank of America	Dow Jones CDX.NA.IG.7	55,300,000	USD	Buy	(0.650%)	Dec 2016	159,857
	Bank of America	Autozone, Inc.	1,500,000	USD	Buy	(0.600%)	Jun 2017	6,525
	Bank of America	D.R. Horton, Inc.	500,000	USD	Buy	(1.600%)	Jun 2017	19,752
	Bank of America	Diamond Offshore Drilling, Inc.	1,000,000	USD	Buy	(0.485%)	Jun 2017	(1,414)
	Bank of America	Diamond Offshore Drilling, Inc.	1,000,000	USD	Buy	(0.485%)	Jun 2017	(1,346)
	Bank of America	Dow Jones CDX.NA.IG.7	21,000,000	USD	Buy	(0.600%)	Jun 2017	173,090
	Bank of America	Pulte Homes, Inc.	400,000	USD	Buy	(1.630%)	Jun 2017	15,373
	Bank of America	Transocn, Inc.	800,000	USD	Buy	(0.539%)	Jun 2017	(2,969)
	Barclays Capital	SoftBank Corporation	270,000,000	JPY	Sell	2.300%	Sep 2007	23,308
	Barclays Capital	Istar Financial, Inc.	1,200,000	USD	Buy	(0.100%)	Mar 2008	1,145
	Barclays Capital	National Grid PLC	1,700,000	USD	Buy	(0.210%)	Jun 2011	(3,588)

161

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

						(PAY)/		UNREALIZED
			NOTIONAL		BUY/SELL	RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARY	ISSUER	AMOUNT	CURRENCY	PROTECTION†	FIXED RATE	DATE	(DEPRECIATION)

Global Bond, continued
	Barclays Capital	American Electric Power Compay, Inc.	800,000	USD	Buy	(0.100%)	Jun 2012	$3,869
	Barclays Capital	Noble Corporation	300,000	USD	Buy	(0.530%)	Jun 2012	(1,272)
	Barclays Capital	Wyeth	1,300,000	USD	Buy	(0.100%)	Jun 2012	670
	Barclays Capital	ACE Limited	500,000	USD	Buy	(0.390%)	Jun 2014	(2,349)
	Barclays Capital	Boston Scientific Corporation	400,000	USD	Buy	(0.620%)	Jun 2014	7,128
	Barclays Capital	Tate & Lyle Public Limited Company	400,000	USD	Buy	(0.510%)	Dec 2014	3,016
	Barclays Capital	Dow Jones CDX.NA.IG.7	3,300,000	USD	Buy	(0.650%)	Dec 2016	9,540
	Barclays Capital	iTraxx Europe Hivol Series 6 Version 1	6,500,000	EUR	Buy	(0.850%)	Dec 2016	(67,580)
	Barclays Capital	Diamond Offshore Drilling, Inc.	400,000	USD	Buy	(0.470%)	Jun 2017	(11)
	Bear Stearns	Nisource Finance Corporation	400,000	USD	Buy	(0.620%)	Sep 2009	(2,443)
	Bear Stearns	Daimlerchrysler AG	300,000	USD	Buy	(0.520%)	Jun 2010	(2,703)
	Bear Stearns	CNA Financial Corporation	900,000	USD	Buy	(0.440%)	Sep 2011	(3,197)
	Bear Stearns	Diamond Offshore Drilling, Inc.	500,000	USD	Buy	(0.230%)	Jun 2012	(489)
	Bear Stearns	Kraft Foods, Inc.	1,300,000	USD	Buy	(0.170%)	Jun 2012	9,417
	Bear Stearns	Weyerhaeuser Company	3,000,000	USD	Buy	(0.550%)	Jun 2012	(13,016)
	Bear Stearns	Morgan Stanley	1,000,000	USD	Buy	(0.290%)	Dec 2015	10,375
	Bear Stearns	Goldman Sachs Group, Inc.	1,100,000	USD	Buy	(0.330%)	Mar 2016	8,981
	Bear Stearns	Loews Corporation	400,000	USD	Buy	(0.330%)	Mar 2016	(2,436)
	Bear Stearns	Ryder System, Inc.	1,100,000	USD	Buy	(0.460%)	Dec 2016	24,813
	Bear Stearns	Dow Jones CDX.NA.IG.7	110,000,000	USD	Buy	(0.600%)	Jun 2017	906,659
	BNP Paribas	iTraxx Europe Hivol Series 6 Version 1	2,400,000	EUR	Buy	(0.850%)	Dec 2016	(24,953)
	Citigroup	Sara Lee Corporation	800,000	USD	Buy	(0.330%)	Sep 2011	(389)
	Citigroup	Autozone, Inc.	800,000	USD	Buy	(0.680%)	Dec 2012	(13,206)
	Citigroup	Sealed Air Corporation	1,200,000	USD	Buy	(0.590%)	Sep 2013	(6,961)
	Credit Suisse	Johnson Controls, Inc.	900,000	USD	Buy	(0.240%)	Mar 2011	(2,913)
	Credit Suisse	Noble Corporation	300,000	USD	Buy	(0.530%)	Jun 2012	(1,272)
	Deutsche Bank	Lehman Brothers Holdings, Inc.	4,100,000	USD	Sell	0.160%	Jun 2008	(754)
	Deutsche Bank	The Bear Stearns Companies, Inc.	1,600,000	USD	Sell	0.160%	Jun 2008	(769)
	Deutsche Bank	The Bear Stearns Companies, Inc.	5,000,000	USD	Sell	0.160%	Jun 2008	(2,405)
	Deutsche Bank	The Goldman Sachs Group, Inc.	3,400,000	USD	Sell	0.120%	Jun 2008	(1,321)
	Deutsche Bank	Dow Jones CDX.NA.IG.7	39,300,000	USD	Sell	0.350%	Jun 2012	(113,792)
	Deutsche Bank	International Paper Company	1,100,000	USD	Buy	(0.500%)	Jun 2012	(7,238)
	Deutsche Bank	Nabors Industries, Inc.	300,000	USD	Buy	(0.470%)	Jun 2012	(1,320)
	Deutsche Bank	iTraxx Europe Hivol Series 6 Version 1	6,000,000	EUR	Buy	(0.850%)	Dec 2016	(62,381)
	Deutsche Bank	Dow Jones CDX.NA.IG.7	56,000,000	USD	Buy	(0.600%)	Jun 2017	464,010
	Deutsche Bank	International Paper Company	1,000,000	USD	Buy	(0.700%)	Jun 2017	1,702
	HSBC	Russian Federation	2,900,000	USD	Sell	0.240%	Feb 2008	2,538
	HSBC	iTraxx Europe Hivol Series 6 Version 1	800,000	EUR	Buy	(0.850%)	Dec 2016	(8,318)
	JP Morgan Chase	Glitnir Banki HF	900,000	USD	Buy	(0.340%)	Mar 2011	(3,485)
	JP Morgan Chase	Federative Republic of Brazil	4,300,000	USD	Sell	1.350%	Aug 2011	136,130
	JP Morgan Chase	CNA Financial Corporation	700,000	USD	Buy	(0.440%)	Sep 2011	(2,487)
	JP Morgan Chase	Health Care Property Investors, Inc.	300,000	USD	Buy	(0.610%)	Sep 2011	(3,243)
	JP Morgan Chase	iTraxx Europe Hivol Series 6 Version 1	4,300,000	EUR	Buy	(0.850%)	Dec 2016	(44,702)
	Lehman Brothers	Alcan, Inc.	1,200,000	USD	Buy	(0.140%)	Mar 2011	2,200
	Lehman Brothers	Federative Republic of Brazil	4,900,000	USD	Buy	(1.350%)	Aug 2011	156,116
	Lehman Brothers	Federative Republic of Brazil	8,100,000	USD	Sell	1.280%	Aug 2011	235,145
	Lehman Brothers	Federative Republic of Brazil	3,100,000	USD	Sell	1.380%	Aug 2011	101,274
	Lehman Brothers	Bellsouth Corporation	1,000,000	USD	Buy	(0.330%)	Sep 2014	(2,026)
	Lehman Brothers	Dow Jones CDX.NA.IG.7	14,000,000	USD	Buy	(0.650%)	Dec 2016	40,470
	Merrill Lynch	Xerox Corporation	1,300,000	USD	Buy	(0.310%)	Jan 2009	(258)
	Merrill Lynch	Dow Jones CDX.NA.IG.7	1,984,000	USD	Sell	0.500%	Mar 2010	14,859
	Merrill Lynch	Boston Scientific Corporation	1,000,000	USD	Buy	(0.510%)	Jun 2011	2,402
	Merrill Lynch	Federative Republic of Brazil	6,300,000	USD	Sell	1.340%	Aug 2011	198,173
	Merrill Lynch	International Lease Finance Corp.	1,100,000	USD	Buy	(0.130%)	Mar 2012	1,558
	Merrill Lynch	Meadwestvaco Corporation	1,500,000	USD	Buy	(0.580%)	Jun 2012	(1,467)
	Merrill Lynch	EXelon Corporation	1,000,000	USD	Buy	(0.520%)	Jun 2015	3,091
	Merrill Lynch	Dow Jones CDX.NA.IG.7	18,100,000	USD	Buy	(0.600%)	Jun 2017	149,187
	Morgan Stanley	Morgan Stanley	4,700,000	USD	Sell	0.140%	Jun 2008	(1,427)
	Morgan Stanley	Russian Federation	200,000	USD	Sell	0.245%	Jun 2008	(102)

162

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

						(PAY)/		UNREALIZED
			NOTIONAL		BUY/SELL	RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARY	ISSUER	AMOUNT	CURRENCY	PROTECTION†	FIXED RATE	DATE	(DEPRECIATION)

Global Bond, continued
	Morgan Stanley	Dow Jones CDX.NA.IG.7	6,944,000	USD	Sell	0.500%	Mar 2010	$52,006
	Morgan Stanley	Republic of Turkey	100,000	USD	Buy	(0.270%)	Sep 2010	(5,750)
	Morgan Stanley	Viacom, Inc.	300,000	USD	Buy	(0.640%)	Jun 2011	(3,926)
	Morgan Stanley	Federative Republic of Brazil	6,600,000	USD	Sell	1.380%	Aug 2011	218,283
	Morgan Stanley	Lockheed Martin Corporation	1,100,000	USD	Buy	(0.089%)	Jun 2012	1,108
	Morgan Stanley	Progress Energy, Inc.	1,000,000	USD	Buy	(1.050%)	Jun 2012	1,410
	Morgan Stanley	Masco Corporation	300,000	USD	Buy	(0.580%)	Sep 2012	215
	Morgan Stanley	Dow Jones CDX.NA.IG.7	55,000,000	USD	Buy	(0.600%)	Jun 2017	456,777
	Royal Bank of Canada	Daimlerchrysler AG	1,000,000	USD	Buy	(0.350%)	Jun 2009	(4,001)
	Royal Bank of Canada	JP Morgan Chase Chase & Co.	900,000	USD	Buy	(0.310%)	Mar 2016	1,479
	Royal Bank of Scotland	Landsbanki Islands HF	1,000,000	USD	Buy	(0.330%)	Sep 2009	(4,285)
	Royal Bank of Scotland	Canadian Natural Resources, Ltd.	1,100,000	USD	Buy	(0.191%)	Sep 2011	2,393
	Royal Bank of Scotland	CVS Corporation	300,000	USD	Buy	(0.240%)	Sep 2011	(593)
	Royal Bank of Scotland	Daimlerchrysler AG	400,000	USD	Buy	(0.620%)	Sep 2011	(5,548)
	Royal Bank of Scotland	Kaupthing Banki HF	1,000,000	USD	Buy	(0.490%)	Dec 2011	(8,823)
	Royal Bank of Scotland	Glitnir Banki HF	1,100,000	USD	Buy	(0.290%)	Mar 2012	(1,293)
	Royal Bank of Scotland	Morgan Stanley	1,100,000	USD	Buy	(0.300%)	Dec 2015	10,672
	UBS	Dow Jones CDX.NA.IG.7	5,000,000	USD	Buy	(0.650%)	Dec 2016	14,454
	UBS	D.R. Horton, Inc.	900,000	USD	Buy	(1.540%)	Jun 2017	52,202
	UBS	Meadwestvaco Corporation	1,400,000	USD	Buy	(1.060%)	Jun 2017	5,436
	UBS	Pulte Homes, Inc.	2,500,000	USD	Buy	(1.560%)	Jun 2017	108,558
	Wachovia Bank N.A.	GlobalSantafe Corporation	300,000	USD	Buy	(0.530%)	Jun 2012	(2,408)
	Wachovia Bank N.A.	GlobalSantafe Corporation	700,000	USD	Buy	(0.520%)	Jun 2012	(5,311)

								$3,328,753

Real Return Bond
	Barclays Capital	Panama SP BRC	2,600,000	USD	Sell	0.300%	Dec 2008	$812
	Barclays Capital	Peru SP BRC	1,300,000	USD	Sell	0.350%	Dec 2008	1,320
	Barclays Capital	Russian Federation	1,300,000	USD	Sell	0.330%	Dec 2008	773
	Barclays Capital	Ukraine SP	1,300,000	USD	Sell	0.780%	Dec 2008	5,150
	Citigroup	Glitnir Banki HF	1,000,000	USD	Buy	(0.290%)	Jun 2012	(771)
	Credit Suisse	Chesapeake Energy Corporation	300,000	USD	Sell	1.010%	Jun 2012	(3,450)
	Credit Suisse	Chesapeake Energy Corporation	200,000	USD	Sell	1.040%	Jun 2012	(2,041)
	Credit Suisse	Chesapeake Energy Corporation	300,000	USD	Sell	0.970%	Jun 2012	(3,968)
	Deutsche Bank	Indonesia SP DUB	2,700,000	USD	Sell	0.510%	Dec 2008	5,118
	Deutsche Bank	Russian Federation	1,300,000	USD	Sell	0.330%	Dec 2008	678
	Deutsche Bank	Ukraine SP	1,300,000	USD	Sell	0.790%	Dec 2008	5,340
	HSBC	Russian Federation	1,000,000	USD	Sell	0.280%	Nov 2007	571
	HSBC	Russian Federation	1,000,000	USD	Sell	0.240%	Feb 2008	875
	Lehman Brothers	Peru SP LSI	1,300,000	USD	Sell	0.370%	Dec 2008	1,699

								$12,106

Total Return
	Bank of America	Dow Jones CDX.NA.IG.7	5,000,000	USD	Buy	(0.650%)	Dec 2016	$6,329
	Bank of New York	Ford Motor Credit SP	700,000	USD	Sell	0.950%	Dec 2007	(549)
	Barclays Capital	United Mexican SP	1,000,000	USD	Sell	0.390%	Jan 2012	4,247
	Deutsche Bank	SoftBank Corporation	140,000,000	USD	Sell	2.300%	Sep 2007	12,248
	Deutsche Bank	Russian Federation	7,000,000	USD	Sell	0.260%	Dec 2007	1,430
	Deutsche Bank	Dow Jones CDX.EM.7	17,000,000	USD	Sell	1.250%	Jun 2012	92,225
	Deutsche Bank	Dow Jones CDX.NA.IG.8	3,000,000	USD	Buy	(0.600%)	Jun 2017	24,727
	HSBC	Ukraine SP	8,100,000	USD	Sell	0.730%	Apr 2009	36,008
	HSBC	United Mexican SP	2,000,000	USD	Sell	0.180%	May 2009	(130)
	HSBC	Republic of Panama	1,400,000	USD	Sell	0.760%	Jan 2012	10,246
	JP Morgan Chase	Ford Motor Credit SP	600,000	USD	Sell	0.950%	Dec 2007	951
	JP Morgan Chase	Ford Motor Credit SP	800,000	USD	Sell	0.950%	Dec 2007	1,268
	JP Morgan Chase	Dow Jones CDX.NA.IG.7	14,000,000	USD	Buy	(0.650%)	Dec 2016	17,720
	JP Morgan Chase	Republic of Panama	700,000	USD	Sell	1.250%	Jan 2017	15,791
	Lehman Brothers	Indonesia SL LSI	1,300,000	USD	Sell	0.400%	Dec 2008	1,663
	Lehman Brothers	United Mexican SP	700,000	USD	Sell	0.920%	Mar 2016	23,716
	Lehman Brothers	Republic of Panama	1,000,000	USD	Sell	1.170%	Apr 2017	13,423

163

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

						(PAY)/		UNREALIZED
			NOTIONAL		BUY/SELL	RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	COUNTERPARY	ISSUER	AMOUNT	CURRENCY	PROTECTION†	FIXED RATE	DATE	(DEPRECIATION)

Total Return, continued
	Merrill Lynch	Federative Republic of Brazil	1,000,000	USD	Sell	1.950%	Apr 2016	$65,140
	Morgan Stanley	Russian Federation	700,000	USD	Sell	0.245%	Jun 2008	(103)
	Morgan Stanley	Russian Federation	5,000,000	USD	Sell	0.305%	Dec 2008	1,144

								$327,494

†If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

BBR – Bank Bill Rate
BBSW – Bank Bill Swap Rate
CBK – Canada Bankers Acceptance
CDI – Brazil Interbank Deposit Rate
CMS – Constant Maturity Swap
FRCPXTOB – French CPI Ex Tobacco Daily Reference Index
CPTFEMU – Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
TIIE – Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Currency
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Forward Foreign Currency Contracts All Portfolios of the Trust described in this Semiannual Report may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2007, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts as of June 30, 2007 were as follows:

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Active Bond	SELLS

	Canadian Dollar	1,272,468	09/28/07	$604

				$604
Global Bond	BUYS

	Australian Dollar	158,000	07/05/07	$2,257
	Australian Dollar	324,329	07/19/07	2,143
	Australian Dollar	30,081,563	07/26/07	74,148
	Brazilian Real	11,131,648	07/03/07	132,408
	Brazilian Real	4,852,785	07/03/07	58,964
	Brazilian Real	9,581,044	10/02/07	279,088
	Brazilian Real	16,057,079	10/02/07	367,275
	Brazilian Real	1,747,887	03/04/08	76,082
	Brazilian Real	15,984,433	03/04/08	(91,934)
	Brazilian Real	4,452,314	03/04/08	94,828
	Canadian Dollar	37,000	08/09/07	205
	Canadian Dollar	9,315,000	08/09/07	52,290
	Chilean Peso	102,553,000	11/05/07	6,992

164

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Global Bond, continued	BUYS

	Chilean Peso	57,900,000	03/13/08	($115)
	Chinese Yuan Renminbi	45,847,003	08/15/07	112,198
	Chinese Yuan Renminbi	40,322,487	09/06/07	105,090
	Chinese Yuan Renminbi	18,591,580	11/21/07	(1,896)
	Chinese Yuan Renminbi	21,572,850	11/21/07	(1,235)
	Chinese Yuan Renminbi	50,196,400	11/26/07	16,855
	Chinese Yuan Renminbi	13,151,906	01/10/08	(7,824)
	Chinese Yuan Renminbi	6,288,725	01/10/08	(3,469)
	Chinese Yuan Renminbi	5,029,819	01/10/08	(3,925)
	Chinese Yuan Renminbi	26,015,500	01/10/08	1,969
	Chinese Yuan Renminbi	76,386,409	01/10/08	(82,431)
	Chinese Yuan Renminbi	1,969,700	01/10/08	(1,772)
	Chinese Yuan Renminbi	6,753,539	01/10/08	(6,014)
	Chinese Yuan Renminbi	11,532,025	01/10/08	(7,045)
	Chinese Yuan Renminbi	20,278,300	03/07/08	(31,410)
	Chinese Yuan Renminbi	15,093,448	03/07/08	(25,182)
	Chinese Yuan Renminbi	17,479,182	03/07/08	(16,812)
	Chinese Yuan Renminbi	48,093,002	03/07/08	(60,310)
	Chinese Yuan Renminbi	11,913,664	03/07/08	(9,181)
	Chinese Yuan Renminbi	9,197,120	03/02/09	(15,186)
	Danish Krone	2,884,000	09/06/07	1,260
	Euro	181,624,000	07/26/07	2,095,413
	Indian Rupee	39,425,000	08/09/07	22,549
	Japanese Yen	22,689,699,000	07/24/07	(3,104,776)
	Japanese Yen	138,688,000	07/24/07	(3,676)
	Malaysian Ringgit	6,843,778	05/12/08	(39,129)
	Malaysian Ringgit	37,627,520	05/12/08	(78,127)
	Malaysian Ringgit	7,536,400	05/12/08	(42,405)
	Mexican Peso	102,700,262	03/13/08	249,438
	Mexican Peso	6,902,388	03/13/08	(2,507)
	New Zealand Dollar	9,726,027	07/12/07	249,922
	Norwegian Krone	17,595,000	09/06/07	51,328
	Polish Zloty	574,000	09/28/07	4,213
	Pound Sterling	15,990,000	08/09/07	136,285
	Singapore Dollar	316,000	09/21/07	728
	Singapore Dollar	2,606,000	09/21/07	4,768
	South African Rand	1,071,000	09/28/07	3,573
	South Korean Won	513,091,000	07/30/07	1,083
	South Korean Won	1,189,705,000	08/27/07	(441)
	South Korean Won	4,195,608,810	08/27/07	16,984
	South Korean Won	352,366,000	09/21/07	7,595
	South Korean Won	232,800,000	09/27/07	517
	Swedish Krona	28,240,000	09/06/07	43,855
	Taiwan Dollar	61,276,862	07/02/07	23,492
	Taiwan Dollar	61,276,862	08/02/07	1,964

				$660,957
	SELLS

	Brazilian Real	8,373,197	07/03/07	$95,825
	Japanese Yen	456,204	07/24/07	(188)
	Mexican Peso	6,485,000	03/13/08	(123,395)
	New Zealand Dollar	11,955,680	07/12/07	(336,720)
	New Zealand Dollar	8,744,709	07/19/07	(221,923)
	New Zealand Dollar	21,604,289	07/26/07	(222,121)
	Polish Zloty	205,233	03/13/08	(8,265)
	Taiwan Dollar	1,869,622	07/02/07	(2,342)

				($819,129)

165

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

High Income	SELLS

	Canadian Dollar	2,021,811	09/28/07	$960
	Pound Sterling	1,538,765	09/28/07	(23,895)

				($22,935)
Investment Quality Bond	BUYS

	Chilean Peso	320,000,000	09/20/07	$788
	Israeli Shekel	2,470,000	09/19/07	(8,935)
	Polish Zloty	1,690,000	09/19/07	10,592

				$2,445
	SELLS

	Brazilian Real	5,105,869	09/19/07	($88,694)
	Israeli Shekel	585,419	09/19/07	2,277
	Polish Zloty	591,973	09/19/07	(15,665)

				($102,082)
Real Return Bond	BUYS

	Brazilian Real	357,084	10/02/07	$493
	Chinese Yuan Renminbi	14,131,443	01/10/08	11,246
	Chinese Yuan Renminbi	70,021,485	01/10/08	40,654
	Chinese Yuan Renminbi	10,116,828	03/07/08	(9,731)
	Chinese Yuan Renminbi	24,759,630	03/07/08	(18,995)
	Chinese Yuan Renminbi	6,895,840	03/07/08	(5,314)
	Chinese Yuan Renminbi	24,910,225	03/02/09	(13,105)
	Chinese Yuan Renminbi	31,373,250	03/02/09	(1,304)
	Chinese Yuan Renminbi	12,513,900	03/02/09	(5,513)
	Euro	7,670,000	07/26/07	44,206
	Mexican Peso	1,979,523	09/28/07	492
	Polish Zloty	507,719	09/28/07	576
	Polish Zloty	199,000	09/28/07	2,657
	Singapore Dollar	279,006	08/07/07	952
	South Korean Won	168,577,500	07/30/07	704

				$48,018
	SELLS

	Canadian Dollar	785,851	08/09/07	($4,754)
	Euro	27,107,917	07/26/07	(234,064)
	Euro	1,044,746	07/26/07	54
	Japanese Yen	908,202	07/24/07	14,914
	Pound Sterling	9,780,633	08/09/07	(41,448)
	Swiss Franc	832,099	09/06/07	1,854

				($263,444)
Strategic Income	BUYS

	Australian Dollar	2,100,000	09/28/07	$20,472
	Australian Dollar	2,100,000	09/28/07	15,054
	Australian Dollar	8,400,000	09/28/07	90,918
	Australian Dollar	2,100,000	09/28/07	5,373
	Australian Dollar	2,100,000	09/28/07	3,105
	Australian Dollar	3,100,000	09/28/07	(3,476)
	Australian Dollar	4,100,000	09/28/07	23,487
	Australian Dollar	2,100,000	09/28/07	17,700
	Australian Dollar	2,100,000	09/28/07	17,700
	Australian Dollar	3,100,000	09/28/07	(3,476)
	Australian Dollar	2,100,000	09/28/07	3,105
	Australian Dollar	4,100,000	09/28/07	23,487
	Canadian Dollar	5,001,975	09/28/07	12,469

166

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Strategic Income, continued	BUYS

	Canadian Dollar	4,451,076	09/28/07	($6,545)
	Canadian Dollar	5,002,492	09/28/07	12,956
	Canadian Dollar	2,501,082	09/28/07	6,323
	Euro	2,100,000	09/28/07	22,006
	Euro	2,100,000	09/28/07	19,465
	Euro	3,100,000	09/28/07	(9,118)
	Euro	2,100,000	09/28/07	16,483
	Euro	8,400,000	09/28/07	85,082
	Euro	8,400,000	09/28/07	83,402
	Euro	6,300,000	09/28/07	63,812
	Euro	2,000,000	09/28/07	16,438
	Euro	1,000,000	09/28/07	(1,104)
	Euro	1,000,000	09/28/07	8,625
	Japanese Yen	119,987,000	09/28/07	(16,489)

				$527,254
	SELLS

	Australian Dollar	6,303,225	09/28/07	($48,739)
	Australian Dollar	1,765,134	09/28/07	(13,416)
	Australian Dollar	1,766,520	09/28/07	(12,030)
	Australian Dollar	4,741,887	09/28/07	(47,494)
	Australian Dollar	4,392,336	09/28/07	(11,693)
	Australian Dollar	8,528,440	09/28/07	(25,539)
	Canadian Dollar	11,753,339	09/28/07	(51,446)
	Canadian Dollar	1,008,549	09/28/07	479
	Canadian Dollar	40,457,535	09/28/07	(312,780)
	Canadian Dollar	4,200,000	09/28/07	18,297
	Canadian Dollar	4,200,000	09/28/07	10,225
	Canadian Dollar	11,750,000	09/28/07	(41,025)
	Canadian Dollar	9,500,000	09/28/07	20,845
	Euro	5,652,696	09/28/07	(42,163)
	Euro	9,891,208	09/28/07	(7,000)
	Euro	11,382,714	09/28/07	(7,004)
	Euro	5,629,554	09/28/07	(65,305)
	Euro	5,628,714	09/28/07	(66,145)
	Euro	3,671,360	09/28/07	(57,417)
	Euro	10,136,109	09/28/07	(111,925)
	Euro	22,339,782	09/28/07	(168,471)
	Euro	2,845,813	09/28/07	(1,617)
	Euro	5,648,664	09/28/07	(46,195)
	Japanese Yen	1,000,000	09/28/07	9,768
	New Zealand Dollar	19,504,641	09/28/07	(474,827)
	Pound Sterling	6,140,480	09/28/07	(70,092)

				($1,622,709)

167

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Total Return	BUYS

	Australian Dollar	5,066,000	07/12/07	$39,299
	Australian Dollar	1,531,000	07/12/07	14,916
	Australian Dollar	2,888,530	07/19/07	19,023
	Australian Dollar	1,264,000	07/26/07	3,087
	Brazilian Real	125,188	10/02/07	3,780
	Brazilian Real	53,639,520	10/02/07	975,525
	Brazilian Real	2,867,376	10/02/07	14,125
	Brazilian Real	5,749,105	10/02/07	192,911
	Brazilian Real	13,567,766	10/02/07	272,448
	Brazilian Real	11,861,074	10/02/07	387,523
	Brazilian Real	27,685,443	03/04/08	1,179,140
	Brazilian Real	14,335,561	03/04/08	316,981
	Canadian Dollar	8,259,000	08/09/07	46,745
	Chilean Peso	433,084,250	03/13/08	(1,454)
	Chinese Yuan Renminbi	2,305,050	09/25/07	5,961
	Chinese Yuan Renminbi	19,207,895	11/07/07	21,319
	Chinese Yuan Renminbi	9,010,800	11/21/07	4,942
	Chinese Yuan Renminbi	2,089,027	01/10/08	(2,263)
	Chinese Yuan Renminbi	2,089,027	01/10/08	(1,995)
	Chinese Yuan Renminbi	4,715,846	01/10/08	(4,199)
	Chinese Yuan Renminbi	2,019,648	01/10/08	(1,835)
	Chinese Yuan Renminbi	2,089,027	01/10/08	(1,995)
	Euro	8,732,000	07/26/07	101,156
	Indian Rupee	68,169,011	10/03/07	15,878
	Indian Rupee	41,380,230	10/03/07	1,795
	Indian Rupee	2,660,050	11/29/07	(102)
	Indian Rupee	28,397,700	05/12/08	11,654
	Indonesian Rupiah	3,441,750,000	05/27/08	(16,235)
	Indonesian Rupiah	6,883,500,000	05/27/08	(32,471)
	Indonesian Rupiah	3,433,950,000	05/27/08	(17,082)
	Malaysian Ringgit	11,376,899	05/21/08	(27,248)
	Malaysian Ringgit	2,577,120	05/21/08	(17,809)
	Malaysian Ringgit	2,140,806	05/21/08	150
	Mexican Peso	28,000,239	03/13/08	65,337
	Mexican Peso	16,250,610	03/13/08	3,841
	Mexican Peso	63,740,018	03/13/08	6,248
	New Zealand Dollar	988,000	07/12/07	20,836
	Philippine Peso	187,531,440	05/19/08	(56,692)
	Philippine Peso	32,847,910	05/19/08	(6,353)
	Polish Zloty	7,228,869	09/28/07	31,508
	Polish Zloty	12,849,329	09/28/07	110,741
	Polish Zloty	4,639,965	03/13/08	20,534
	Singapore Dollar	5,887,000	07/03/07	(21,694)
	Singapore Dollar	3,895,578	07/03/07	(11,160)
	Singapore Dollar	3,051,400	07/03/07	(5,065)
	Singapore Dollar	850,591	08/07/07	(9,400)
	Singapore Dollar	552,000	09/21/07	(993)
	Singapore Dollar	5,074,367	10/03/07	13,696
	Singapore Dollar	1,951,449	10/03/07	(3,095)
	Singapore Dollar	7,704,236	10/03/07	31,752
	South African Rand	573,000	09/28/07	1,890
	South African Rand	139,572	03/13/08	(205)

168

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Total Return, continued	BUYS

	South Korean Won	4,227,580,600	07/30/07	$24,057
	South Korean Won	695,108,200	08/27/07	(222)
	South Korean Won	1,191,271,200	09/21/07	4,626
	South Korean Won	571,400,000	09/27/07	1,296
	Swedish Krona	8,870,000	09/06/07	13,916

				$3,739,069
	SELLS

	Australian Dollar	73,449	07/05/07	($1,255)
	Chinese Yuan Renminbi	305,912	09/25/07	(49)
	Chinese Yuan Renminbi	1,969,824	11/07/07	(2,445)
	Chinese Yuan Renminbi	595,000	11/07/07	3,550
	Chinese Yuan Renminbi	1,202,883	11/21/07	(2,059)
	Chinese Yuan Renminbi	1,095,678	01/10/08	(985)
	Chinese Yuan Renminbi	273,887	01/10/08	(283)
	Chinese Yuan Renminbi	380,367	01/10/08	912
	Japanese Yen	5,501,992	07/24/07	90,349
	Pound Sterling	14,410,412	08/09/07	(61,068)
	Singapore Dollar	3,303,409	07/03/07	(14,095)
	Singapore Dollar	5,041,000	07/03/07	(32,056)
	South Korean Won	655,585	07/30/07	(3,000)
	South Korean Won	132,039	09/21/07	(2,682)

				($25,166)

Forward Commitments All Portfolios of the Trust described in this Semiannual Report may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identi-fies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Federal Income Taxes Each Portfolio’s policy is to qualify as a “ regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required.

Distribution of Income and Gains The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital.

Capital Accounts The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

169

John Hancock Trust

Notes to Financial Statements (Unaudited)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Portfolios are as follows:

Portfolio	Average Net Assets — All Asset Levels*

Active Bond	0.600%
Global Bond	0.700
Total Return	0.700

	First	Excess over
	$1 billion	$1 billion
	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*

Real Return Bond[1,2]	0.700%	0.650%

1 When Aggregate Net Assets exceed $1 billion, the advisory fee for the Real Return Bond is 0.650% on all assets.

2 Until May 1, 2007, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to 0.700% of the Portfolio’s average net assets.

	First	Excess over
	$500 million	$500 million
	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*

High Yield	0.700%	0.650%
Investment Quality Bond	0.600	0.550
Strategic Bond	0.700	0.650
Strategic Income	0.725	0.650
U.S. Government Securities	0.620	0.550

	First	Excess over
	$200 million	$200 million
	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*

U.S. High Yield Bond	0.750%	0.720%

Between
	First	$200 million	Excess
	$200 million	and $400 million	Over $400 million
	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*	Net Assets*

Core Bond	0.690%	0.640%	0.570%

		Between	Between
	First	$150 million and	$500 million and	Excess over
	$150 million	$500 million	$2.5 billion	$2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*	Net Assets*	Net Assets*

High Income	0.725%	0.675%	0.650%	0.600%

		Between	Between
	First	$150 million and	$500 million and	Excess over
	$150 million	$500 million	$2.5 billion	$2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Income	1.075%	0.915%	0.825%	0.800%

		Between	Between
	First	$50 million and	$100 million and	Excess over
	$50 million	$100 million	$250 million	$250 million
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Short-Term Bond	0.600%	0.600%	0.575%	0.550%

*Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II.

170

John Hancock Trust

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Expense Reimbursement The Adviser reimburses the Portfolios for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business) incurred in excess of, on an annualized basis, 0.50% of the average net assets of Active Bond, Core Bond, High Income, High Yield, Investment Quality Bond, Real Return Bond, Short-Term Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond and 0.75% of the average net assets of Global Bond. This voluntary expense reimbursement may be terminated at any time by the Adviser upon notice to the Trust.

The Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the “Participating Portfolios”) as set forth below (the “Reimbursement”). The Participating Portfolios include all portfolios of the Trust covered in this Semiannual Report.

The Reimbursement equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The amount is reflected as a reduction of total expenses in the Statement of Operations. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

For the six months ended June 30, 2007, the Adviser voluntarily agreed to waive a portion of its advisory fee for the above expense reimbursements for Active Bond, Core Bond, Global Bond, High Income, High Yield, Income, Investment Quality Bond, Real Return Bond, Short-Term Bond, Strategic Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond in the amounts of $27,070, $2,612, $12,036, $4,080, $20,459, $303, $4,603, $11,433, $3,014, $6,991, $4,392, $21,750, $3,925 and $4,115, respectively. These expense reimbursements are shown as a reduction of total expenses in the Statement of Operations.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Real Return Bond in the amount of $46,690. This voluntary expense reimbursement was terminated by the Adviser on May 1, 2007.

Fund Administration Fees Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and record keeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

Distribution Plans In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

4. TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6. LINE OF CREDIT All Portfolios of the Trust described in this Semiannual Report, with the exception of U.S. Government Securities, have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2007, there were no borrowings under the line of credit.

171

John Hancock Trust

Notes to Financial Statements (Unaudited)

7. CAPITAL SHARES Share activity for the Portfolios for the six months or period ended June 30, 2007 and the year ended December 31, 2006 were as follows:

Active Bond	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series I shares

Sold	428,093	$4,148,045	296,539	$2,874,704
Capital contributions[a]	—	—	—	713
Distributions reinvested	588,891	5,641,578	457,542	4,305,469
Repurchased	(1,692,680)	(16,593,560)	(3,771,304)	(36,331,146)
Net increase (decrease)	(675,696)	($6,803,937)	(3,017,223)	($29,150,260)

Series II shares

Sold	8,656,746	$83,167,593	3,346,764	$32,692,270
Capital contributions[a]	—	—	—	2,755
Distributions reinvested	2,326,872	22,291,431	1,519,718	14,300,548
Repurchased	(3,541,264)	(34,508,834)	(6,288,459)	(60,243,839)
Net increase (decrease)	7,442,354	$70,950,190	(1,421,977)	($13,248,266)

Series NAV shares

Sold	9,043,773	$89,168,454	59,457,754	$561,042,036
Capital contributions[a]	—	—	—	9,059
Distributions reinvested	8,306,507	79,659,402	3,548,694	33,393,212
Repurchased	(4,179,982)	(40,586,758)	(9,101,325)	(88,102,568)
Net increase (decrease)	13,170,298	$128,241,098	53,905,123	$506,341,739

Net increase (decrease)	19,936,956	$192,387,351	49,465,923	$463,943,213

a Refer to payment made by affiliate, Note 1.

Core Bond	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series I shares
Sold	5,223	$66,871	7,314	$91,947
Distributions reinvested	428	5,310	216	2,611
Repurchased	(2,959)	(37,164)	(816)	(10,329)
Net increase (decrease)	2,692	$35,017	6,714	$84,229

Series II shares

Sold	176,788	$2,217,961	172,959	$2,131,477
Distributions reinvested	5,788	71,651	2,317	28,039
Repurchased	(58,006)	(726,600)	(102,718)	(1,275,677)
Net increase (decrease)	124,570	$1,563,012	72,558	$883,839

Series NAV shares

Sold	3,212,131	$40,301,269	5,039,555	$62,782,364
Distributions reinvested	681,952	8,435,744	483,156	5,841,358
Repurchased	(518,099)	(6,474,302)	(88,223)	(1,071,620)
Net increase (decrease)	3,375,984	$42,262,711	5,434,488	$67,552,102

Net increase (decrease)	3,503,246	$43,860,740	5,513,760	$68,520,170

Global Bond	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares

Sold	572,735	$6,443,448	806,704	$11,849,772
Capital contributions[b]	—	—	—	5,606
Distributions reinvested	266,520	3,864,547	113,830	1,603,860
Repurchased	(967,218)	(12,169,729)	(2,363,268)	(34,514,222)
Net increase (decrease)	(127,963)	($1,861,734)	(1,442,734)	($21,054,984)

Series II shares

Sold	2,321,735	$33,836,949	4,364,649	$63,933,142
Capital contributions[b]	—	—	—	9,479
Distributions reinvested	485,372	7,023,328	139,544	1,961,988
Repurchased	(433,483)	(6,272,873)	(1,001,743)	(14,523,543)
Net increase (decrease)	2,373,624	$34,587,404	3,502,450	$51,381,066

Series III shares

Sold	—	—	3,126	$44,897
Distributions reinvested	—	—	384	5,360
Repurchased	—	—	(33,002)	(473,669)
Net increase (decrease)	—	—	(29,492)	($423,412)

Series NAV shares

Sold	10,523,131	$153,768,454	14,138,828	$206,132,360
Capital contributions[b]	—	—	—	35,463
Distributions reinvested	1,904,084	27,571,143	535,885	7,539,897
Repurchased	(1,872,659)	(27,627,663)	(1,723,576)	(25,511,568)
Net increase (decrease)	10,554,556	$153,711,934	12,951,137	$188,196,152

Net increase (decrease)	12,800,217	$186,437,604	14,981,361	$218,098,822

a Series III shares were terminated on 10-4-06.

b Refer to payment made by affiliate, Note 1.

172

John Hancock Trust

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

High Income	Six Months Ended 6-30-07[a]		Year Ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Series II shares

Sold	169,324	$2,392,293	—	—
Repurchased	(50,123)	(704,330)	—	—
Net increase (decrease)	119,201	$1,687,963	—	—

Series NAV shares

Sold	3,700,724	$52,940,477	24,749,055	$309,495,776
Distributions reinvested	1,161,891	16,498,846	—	—
Repurchased	(491,446)	(6,986,467)	(352,661)	(4,750,410)
Net increase (decrease)	4,371,169	$62,452,856	24,396,394	$304,745,366

Net increase (decrease)	4,490,370	$64,140,819	24,396,394	$304,745,366

a Period from 5-1-07 (commencement of operations) to 6-30-07 for Series II shares.

b Period from 4-28-06 (commencement of operations) to 12-31-06 for Series NAV shares.

High Yield	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares

Sold	1,145,505	$12,134,382	3,264,717	$32,853,541
Capital contributions[b]	—	—	—	7,276
Distributions reinvested	936,620	9,600,356	1,107,378	10,963,040
Repurchased	(3,671,415)	(38,773,869)	(7,304,617)	(74,104,666)
Net increase (decrease)	(1,589,290)	($17,039,131)	(2,932,522)	($30,280,809)

Series II shares

Sold	714,711	$7,524,592	2,242,681	$22,989,470
Capital contributions[b]	—	—	—	4,742
Distributions reinvested	614,252	6,326,795	662,246	6,589,348
Repurchased	(1,985,915)	(20,896,362)	(4,025,091)	(41,075,746)
Net increase (decrease)	(656,952)	($7,044,975)	(1,120,164)	($11,492,186)

Series III shares

Sold	—	—	40,711	$408,078
Distributions reinvested	—	—	5,946	58,691
Repurchased	—	—	(138,453)	(1,363,180)
Net increase (decrease)	—	—	(91,796)	($896,411)

Series NAV shares

Sold	23,254,043	$245,187,040	47,494,709	$486,027,686
Capital contributions[b]	—	—	—	71,510
Distributions reinvested	10,762,110	109,881,140	10,310,204	101,658,612
Repurchased	(4,146,475)	(44,125,143)	(45,355,174)	(450,183,203)
Net increase (decrease)	29,869,678	$310,943,037	12,449,739	$137,574,605

Net increase (decrease)	27,623,436	$286,858,931	8,305,257	$94,905,199

a Series III shares were terminated on 10-4-06.

b Refer to payment made by affiliate, Note 1.

Income	Period Ended 6-30-07[a]
	Shares	Amount

Series NAV shares
Sold	9,489,846	$119,610,630

Net increase (decrease)	9,489,846	$119,610,630

a Series NAV shares began operations 5-1-07.

173

John Hancock Trust

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Investment Quality Bond	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares

Sold	225,135	$2,624,931	480,451	$5,596,993
Distributions reinvested	725,976	8,174,492	1,157,801	12,897,908
Repurchased	(1,724,028)	(19,892,018)	(4,897,996)	(56,415,416)
Net increase (decrease)	(772,917)	($9,092,595)	(3,259,744)	($37,920,515)

Series II shares

Sold	1,982,471	$22,838,981	4,443,493	$51,290,721
Distributions reinvested	610,136	6,870,132	549,653	6,123,137
Repurchased	(489,424)	(5,627,104)	(255,144)	(2,932,080)
Net increase (decrease)	2,103,183	$24,082,009	4,738,002	$54,481,778

Series III shares

Sold	—	—	2,639	$30,890
Distributions reinvested	—	—	1,126	12,486
Repurchased	—	—	(20,288)	(224,286)
Net increase (decrease)	—	—	(16,523)	($180,910)

Series NAV shares

Sold	1,154,889	$13,305,666	3,186,673	$36,416,421
Distributions reinvested	432,342	4,859,523	341,143	3,793,510
Repurchased	(163,427)	(1,893,523)	(211,318)	(2,431,066)
Net increase (decrease)	1,423,804	$16,271,666	3,316,498	$37,778,865

Net increase (decrease)	2,754,070	$31,261,080	4,778,233	$54,159,218

a Series III shares were terminated on 10-4-06.

Real Return Bond	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares

Sold	117,219	$1,552,930	171,470	$2,271,508
Distributions reinvested	14,971	193,574	16,131	205,508
Repurchased	(48,217)	(626,890)	(80,735)	(1,075,946)
Net increase (decrease)	83,973	$1,119,614	106,866	$1,401,070

Series II shares

Sold	549,344	$7,131,823	891,627	$11,818,999
Distributions reinvested	226,340	2,908,466	441,497	5,589,348
Repurchased	(1,337,610)	(17,249,931)	(3,729,219)	(48,767,677)
Net increase (decrease)	(561,926)	($7,209,642)	(2,396,095)	($31,359,330)

Series III shares

Sold	—	—	2,217	$35,432
Distributions reinvested	—	—	426	5,392
Repurchased	—	—	(10,839)	(138,096)
Net increase (decrease)	—	—	(8,196)	($97,272)

Series NAV shares

Sold	13,976,361	$180,445,558	25,785,982	$337,392,686
Distributions reinvested	2,245,698	28,789,846	2,224,607	28,119,037
Repurchased	(3,285,269)	(42,893,774)	(626,457)	(8,068,388)
Net increase (decrease)	12,936,790	$166,341,630	27,384,132	$357,443,335

Net increase (decrease)	12,458,837	$160,251,602	25,086,707	$327,387,803

a Series III shares were terminated on 10-4-06.

Short-Term Bond	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series NAV shares

Sold	1,431,471	$14,262,784	12,579,327	$124,591,955
Capital contributions[a]	—	—	—	688
Distributions reinvested	1,209,853	11,844,463	699,570	6,806,814
Repurchased	(4,121,980)	(41,204,063)	(4,563,378)	(45,222,509)

Net increase (decrease)	(1,480,656)	($15,096,816)	8,715,519	$86,176,948

a Refer to payment made by affiliate, Note 1.

174

John Hancock Trust

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Strategic Bond	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares

Sold	373,224	$4,417,998	665,992	$7,869,663
Distributions reinvested	741,309	8,539,883	1,060,728	11,901,365
Repurchased	(1,306,235)	(15,419,502)	(3,242,410)	(37,900,530)
Net increase (decrease)	(191,702)	($2,461,621)	(1,515,690)	($18,129,502)

Series II shares

Sold	537,312	$6,207,824	959,129	$11,394,386
Distributions reinvested	466,944	5,379,198	664,181	7,452,112
Repurchased	(750,563)	(8,877,804)	(1,813,116)	(20,839,306)
Net increase (decrease)	253,693	$2,709,218	(189,806)	($1,992,808)

Series III shares

Sold	—	—	5,124	$60,303
Distributions reinvested	—	—	2,641	29,498
Repurchased	—	—	(47,767)	(535,163)
Net increase (decrease)	—	—	(40,002)	($445,362)

Series NAV shares

Sold	8,756,293	$102,274,596	11,515,219	$135,161,579
Distributions reinvested	1,628,603	18,696,365	2,790,976	31,231,017
Repurchased	(741,947)	(8,891,497)	(19,771,868)	(221,501,535)
Net increase (decrease)	9,642,949	$112,079,464	(5,465,673)	($55,108,939)

Net increase (decrease)	9,704,940	$112,327,061	(7,211,171)	($75,676,611)

a Series III shares were terminated on 10-4-06.

Strategic Income	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series I shares

Sold	168,786	$2,279,461	429,239	$5,719,845
Distributions reinvested	—	—	25,919	342,929
Repurchased	(80,874)	(1,087,025)	(547,048)	(7,453,015)
Net increase (decrease)	87,912	$1,192,436	(91,890)	($1,390,241)

Series II shares

Sold	152,806	$2,069,127	536,320	$7,138,659
Distributions reinvested	—	—	44,210	585,920
Repurchased	(341,632)	(4,602,548)	(773,014)	(10,466,668)
Net increase (decrease)	(188,826)	($2,533,421)	(192,484)	($2,742,089)

Series NAV shares

Sold	6,522,397	$88,264,041	24,633,701	$328,157,969
Distributions reinvested	—	—	744,902	9,847,602
Repurchased	(560,300)	(7,539,768)	(48,362)	(639,404)
Net increase (decrease)	5,962,097	$80,724,273	25,330,241	$337,366,167

Net increase (decrease)	5,861,183	$79,383,288	25,045,867	$333,233,837

Total Return	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	681,494	$9,357,249	605,712	$8,322,530
Distributions reinvested	966,280	13,025,461	1,053,331	13,977,702
Repurchased	(2,755,284)	(37,640,191)	(6,783,538)	(92,147,851)
Net increase (decrease)	(1,107,510)	($15,257,481)	(5,124,495)	($69,847,619)

Series II shares

Sold	672,250	$9,170,452	1,121,079	$15,273,410
Distributions reinvested	616,544	8,298,681	664,504	8,804,673
Repurchased	(1,869,034)	(25,500,123)	(4,584,994)	(62,066,723)
Net increase (decrease)	(580,240)	($8,030,990)	(2,799,411)	($37,988,640)

Series III shares

Sold	—	—	24,718	$331,819
Distributions reinvested	—	—	7,135	94,035
Repurchased	—	—	(266,055)	(3,519,716)
Net increase (decrease)	—	—	(234,202)	($3,093,862)

Series NAV shares

Sold	19,342,485	$263,783,097	33,558,267	$457,228,663
Distributions reinvested	3,919,777	52,681,809	2,497,110	33,061,731
Repurchased	(3,501,846)	(48,145,373)	(949,847)	(12,818,120)
Net increase (decrease)	19,760,416	$268,319,533	35,105,530	$477,472,274

Net increase (decrease)	18,072,666	$245,031,062	26,947,422	$366,542,153

a Series III shares were terminated on 10-4-06.

175

John Hancock Trust

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

U.S. Government Securities	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares

Sold	605,093	$8,133,259	848,512	$11,191,577
Distributions reinvested	588,021	7,708,949	781,226	10,101,252
Repurchased	(1,357,498)	(18,063,767)	(4,188,566)	(55,782,261)
Net increase (decrease)	(164,384)	($2,221,559)	(2,558,828)	($34,489,432)

Series II shares

Sold	618,972	$8,336,854	1,177,674	$15,478,724
Distributions reinvested	264,317	3,467,837	357,657	4,624,511
Repurchased	(987,631)	(13,235,913)	(2,751,879)	(36,360,062)
Net increase (decrease)	(104,342)	($1,431,222)	(1,216,548)	($16,256,827)

Series III shares

Sold	—	—	1,287	$17,381
Distributions reinvested	—	—	703	9,204
Repurchased	—	—	(16,282)	(213,408)
Net increase (decrease)	—	—	(14,292)	($186,823)

Series NAV shares

Sold	1,617,567	$21,586,596	1,697,594	$22,460,683
Distributions reinvested	416,908	5,448,981	389,196	5,016,740
Repurchased	(3,543,866)	(46,658,046)	(566,747)	(7,518,603)
Net increase (decrease)	(1,509,391)	($19,622,469)	1,520,043	$19,958,820

Net increase (decrease)	(1,778,117)	($23,275,250)	(2,269,625)	($30,974,262)

a Series III shares were terminated on 10-4-06.

U.S. High Yield Bond	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series I shares

Sold	43,149	$577,287	335,407	$4,282,478
Distributions reinvested	2,166	28,526	37	466
Repurchased	(33,051)	(447,505)	(267,819)	(3,445,396)
Net increase (decrease)	12,264	$158,308	67,625	$837,548

Series II shares

Sold	139,735	$1,896,393	308,451	$3,979,543
Distributions reinvested	10,097	133,285	6,090	77,167
Repurchased	(139,417)	(1,887,668)	(208,480)	(2,711,109)
Net increase (decrease)	10,415	$142,010	106,061	$1,345,601

Series NAV shares

Sold	4,329,316	$58,399,244	13,875,654	$178,448,215
Distributions reinvested	1,430,626	18,869,959	683,513	8,653,268
Repurchased	(693,398)	(9,345,731)	(95,746)	(1,227,797)
Net increase (decrease)	5,066,544	$67,923,472	14,463,421	$185,873,686

Net increase (decrease)	5,089,223	$68,223,790	14,637,107	$188,056,835

8. INVESTMENT TRANSACTIONS The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the six months or period ended June 30, 2007:

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond	$1,743,410,523	$363,732,167	$1,698,773,719	$434,137,725
Core Bond	414,122,446	94,179,216	327,789,350	82,924,123
Global Bond	8,339,437,312	1,065,315,497	4,177,606,125	931,123,707
High Income	—	224,627,071	—	166,295,873
High Yield	—	1,010,016,610	—	756,640,063
Income	8,277,433	77,889,950	—	341,248
Investment Quality Bond	82,279,349	67,648,948	66,023,606	59,755,890
Real Return Bond	7,991,612,515	204,401,172	7,501,529,302	65,959,491
Short-Term Bond	31,101,859	40,955,707	58,323,191	22,436,604
Strategic Bond	130,928,556	250,493,143	148,978,354	172,428,560
Strategic Income	80,644,818	197,023,870	34,104,733	153,889,020
Total Return	3,214,525,296	370,805,955	2,024,636,364	71,451,583
U.S. Government Securities	263,475,489	421,553	306,021,576	63,017
U.S. High Yield Bond	2,112,255	229,642,784	491,724	171,724,235

176

John Hancock Trust

Notes to Financial Statements (Unaudited)

INVESTMENT TRANSACTIONS, CONTINUED

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was as follows:

				NET UNREALIZED
	AGGREGATE	UNREALIZED	UNREALIZED	APPRECIATION/
PORTFOLIO	COST	APPRECIATION	(DEPRECIATION)	(DEPRECIATION)

Active Bond	$3,134,274,265	$16,891,071	($46,232,705)	($29,341,634)
Core Bond	279,105,876	343,616	(4,338,371)	(3,994,755)
Global Bond	1,790,456,304	24,506,763	(46,153,075)	(21,646,312)
High Income	393,466,770	22,078,357	(7,593,499)	14,484,858
High Yield	2,025,051,713	43,894,954	(42,595,494)	1,299,460
Income	136,390,286	725,287	(1,635,504)	(910,217)
Investment Quality Bond	430,680,503	9,274,981	(12,243,903)	(2,968,922)
Real Return Bond	2,316,424,608	8,140,011	(42,433,997)	(34,293,986)
Short-Term Bond	274,521,956	908,321	(2,387,635)	(1,479,314)
Strategic Bond	898,924,782	6,705,642	(13,511,118)	(6,805,476)
Strategic Income	450,404,568	9,929,529	(4,844,184)	5,085,345
Total Return	2,442,930,969	3,532,470	(28,403,353)	(24,870,883)
U.S. Government Securities	584,324,392	515,961	(5,253,377)	(4,737,416)
U.S. High Yield Bond	412,191,183	4,276,353	(4,174,440)	101,913

9. FEDERAL INCOME TAX INFORMATION Federal income tax regulations may differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies, equalization debits and excise tax regulations.

As of the Portfolios’ most recent fiscal year end, December 31, 2006, the Portfolios’ capital loss carryforwards available to offset future realized gains were as follows. Expiration occurs on December 31 of the year indicated.

			CAPITAL LOSS CARRYFORWARDS

Portfolio	2007	2008	2009	2010	2011	2012	2013	2014

Active Bond	$185,911	$95,557	$3,265,011	$2,190,489	—	$924,172	$2,479,241	$5,908,693
Core Bond	—	—	—	—	—	—	3,736,105	1,904,716
Global Bond	—	—	—	—	—	—	—	3,786,793
High Yield	—	—	4,243,447	74,011,248	$19,188,070	—	—	6,065,748
Investment Quality Bond	—	4,459,341	2,481,588	7,691,089	2,513,599	413,477	—	1,807,662
Real Return Bond	—	—	—	—	—	—	—	23,659,710
Short-Term Bond	—	—	—	—	—	152,948	3,753,718	3,171,452
Strategic Bond	—	—	525,450	5,173,733	—	—	1,109,364	2,955,146
Strategic Income	—	—	—	—	—	—	—	333,737
Total Return	—	—	—	—	—	368,015	4,928,831	8,105,180
U.S. Government Securities	—	—	—	—	—	—	6,626,110	—
U.S. High Yield Bond	—	—	—	—	—	—	1,081,392	700,831

The tax character of distributions paid during 2006 was as follows:

		2006 DISTRIBUTIONS

	ORDINARY	LONG TERM
PORTFOLIO	INCOME	CAPITAL GAINS	TOTAL

Active Bond	$51,999,229	—	$51,999,229
Core Bond	5,872,008	—	5,872,008
Global Bond	354	$11,110,751	11,111,105
High Income	—	—	—
High Yield	119,269,691	—	119,269,691
Investment Quality Bond	22,827,041	—	22,827,041
Real Return Bond	33,919,285	—	33,919,285
Short-Term Bond	6,806,814	—	6,806,814
Strategic Bond	50,613,992	—	50,613,992
Strategic Income	10,768,553	7,898	10,776,451
Total Return	55,938,141	—	55,938,141
U.S. Government Securities	19,751,707	—	19,751,707
U.S. High Yield Bond	8,730,901	—	8,730,901

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Portfolios and does not believe there is a material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

177

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report except those noted below.

The Advisory Agreement and Subadvisory Agreements for the following portfolio is not being considered for renewal at this time since this portfolio commenced operations on May 1, 2007:

Income Trust

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvi-sory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affili-ates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF ADVISORY AGREEMENT

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its sub-advisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS’s may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios are: each Lifestyle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust.)

178

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

APPROVAL OF ADVISORY AGREEMENT, CONTINUED

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subad-visory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the profitability of the JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are competitive within the range of industry norms, and with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser and the parent company of Independence Investments LLC.

(6) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

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John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

APPROVAL OF SUBADVISORY AGREEMENTS, CONTINUED

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subad-visory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7) Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the sub-adviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

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John Hancock Trust

Appendix A

Performance of
Trust	Trust, as of
(Subadviser)	March 31, 2007	Fees And Expenses	Other Comments

Active Bond	The Trust underperformed	Subadvisory fees for this
	the benchmark index over	Trust are lower than the peer
(Declaration Management	the one-year period and	group median.
& Research LLC)	outperformed the benchmark
	index over the three- and	Advisory fees for this
(MFC Global Investment	five-year periods.	Trust are equal to the peer
Management (U.S.), LLC)		group median.
The Trust outperformed
	the peer group average	Total expenses for this Trust
	over the one-, three- and	are slightly higher than the
	five-year periods.	peer group median.

Core Bond	The Trust underperformed the	Subadvisory fees for this Trust are	The Board took into account
	benchmark index and the peer group	equal to the peer group median.	management’s discussion of the
(Wells Capital Management,	average over the one-year period.		Trust’s performance, including the
Incorporated)		Advisory fees for this Trust are	subadviser’s investment style. In
		modestly higher than the peer	this regard, the Board noted the
		group median.	longer term performance history
of the subadviser’s comparable
		Total expenses for this Trust are	retail mutual fund after which the
		higher than the peer group median.	Fund is modeled.

The Board also noted that there was
a portfolio manager change in
February 2007.

With respect to the Trust’s total
expenses, the Board took into
account management’s discussion
of the advisory/subadvisory
fee structure.

Global Bond	The Trust has underperformed	Subadvisory fees for this	The Board took into account
	the benchmark index over	Trust are equal to the peer	management’s discussion of
(Pacific Investment	the one-, three- and five-	group median.	the factors that contributed
Management Company)	year periods.		to the Trust’s performance,
		Advisory fees for this Trust	including the subadviser’s
	The Trust has underperformed	are slightly higher than the	Management style and
	the peer group average over	peer group median.	current market conditions.
the one- and three-year
	periods and has outperformed	Total expenses for this Trust	The Board noted that
	the peer group average over	are lower than the peer	while the Trust has underperformed
	the five-year period.	group median.	its index, performance has generally
been close to that of the index.

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John Hancock Trust

Appendix A

Performance of
Trust	Trust, as of
(Subadviser)	March 31, 2007	Fees And Expenses	Other Comments

High Income	See “Other Comments.”	Subadvisory fees for this	The Trust recently
		Trust are lower than the peer	commenced operations on
(MFC Global Investment		group median.	April 28, 2006. In reviewing
Management, U.S.)			the Trust, the Board took
		Advisory fees for this Trust	into account the Trust’s
		are modestly higher than the	limited performance history.
peer group median.

Total expenses for this Trust are
lower than the peer group median.

High Yield	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that Western Asset
	benchmark index over the one-	lower than the peer group median.	Management Company assumed
(Western Asset	and five-year periods and		responsibility of the Trust in
Management Company)	outperformed the benchmark	Advisory fees for this Trust are slightly	April 2006 and that performance
	index over the three-year period.	higher than the peer group median.	prior to that date reflects that of
the previous subadviser.
	The Trust outperformed the peer	Total expenses for this Trust are
	group average over the one-	lower than the peer group median.
and three-year periods and
underperformed the peer group
average over the five-year period.

Investment Quality Bond	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted management’s
	benchmark index over the	equal to the peer group median.	discussion of the Trust’s
(Wellington Management	one-year period.		performance. In addition,
Company, LLP)		Advisory fees for this Trust are	longer-term performance has
	The Trust outperformed the	slightly higher than the peer	been satisfactory.
	benchmark index over the three-	group median.
and five-year periods.
Total expenses for this Trust are
	The Trust underperformed the	slightly higher than the peer
	peer group average over the one-	group median.
and three-year periods and
outperformed the peer group
average over the five-year period.

Real Return Bond	The Trust has under-	Subadvisory fees for this	The Board noted that
	performed the benchmark	Trust are higher than the	although the Trust under-
(Pacific Investment	index over the one- and	peer group median.	performed its benchmark
Management Company)	three-year periods.		index over the one- and
		Advisory fees for this Trust	three-year periods, it
	The Trust has outperformed	are higher than the peer	outperformed its peer group
	the peer group average	group median.	average during the same
	over the one- and three-		time periods and is ranked
	year periods.	Total expenses for this Trust	in the top third of the
		are higher than the peer	Morningstar Inflation
		group median.	Protected Bond peer group.

The Board noted a reduction
in the subadvisory and
advisory fee effective in 2007.

In reviewing the Trust’s
expenses, the Board noted
the relatively small size of
the peer group.

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John Hancock Trust

Appendix A

Performance of
Trust	Trust, as of
(Subadviser)	March 31, 2007	Fees And Expenses	Other Comments

Short-Term Bond	The Trust underperformed the	Subadvisory fees for this Trust are
	benchmark index over the one-	lower than the peer group median.
(Declaration Management &	year period and outperformed the
Research LLC)	benchmark index over the three-	Advisory fees for this Trust are slightly
	and five-year periods.	higher than the peer group median.

	The Trust outperformed the peer	Total expenses for this Trust are lower
	group average over the one-, three-	than the peer group median.
and five-year periods.

Strategic Bond	The Trust outperformed the	Subadvisory fees for this Trust are	The Board took into account
	benchmark index over the one-,	lower than the peer group median.	management’s discussion of the
(Western Asset	three- and five-year periods.		factors that contributed to the
Management Company)		Advisory fees for this Trust are	Trust’s performance, including the
	The Trust outperformed the peer	lower than the peer group median.	effect of the subadviser’s investment
	group average over the one-year		style on its performance against its
	period, and underperformed the	Total expenses for this Trust are	peer group. The Board also noted
	peer group average over the three-	slightly higher than the peer	that the Trust regularly outperforms
	and five-year periods.	group median.	its benchmark index.

In addition, the Board noted that
Western Asset Management
Company assumed responsibility
of the Trust in April 2006.

With respect to the Trust’s expenses,
the Board noted the relatively small
size of its expense peer group.

Strategic Income	The Trust underperformed	Subadvisory fees for this	The Trust commenced
	the benchmark index and	Trust are lower than the	operations on May 3, 2004.
(MFC Global Investment	peer group average over the	peer group median.	The Board took into account
Management (U.S.))	one-year period.		management’s discussion of the
		Advisory fees for this Trust	Trust’s performance. The Board
		are lower than the peer	requested management to closely
		group median.	monitor the performance of
this Trust.
Total expenses for this Trust
are slightly higher than the
peer group median.

Total Return	The Trust underperformed	Subadvisory fees for this	The Board noted that
	the benchmark index over	Trust are slightly higher	although the Trust under-
(Pacific Investment	the one- and five-year	than the peer group median.	performed the peer group
Management Company)	periods and outperformed		and index for the one-year
	over the three-year period.	Advisory fees for this Trust	period, its longer term
		are higher than the peer	performance has been
	The Trust underperformed	group median.	competitive. The Trust has
	the peer group average		ranked in the top 26th
	over the one-year period	Total expenses for this Trust	percentile of its peer group
	and outperformed over the	are higher than the peer	for its performance for the
	three- and five-year periods.	group median.	period from its inception
on May 1, 1999 through
March 31, 2007. With respect to the
Trust’s expenses, the Board noted
management’s discussion of the
Trust’s advisory fee structure.

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John Hancock Trust

Appendix A

Performance of
Trust	Trust, as of
(Subadviser)	March 31, 2007	Fees and Expenses	Other Comments

U.S. Government Securities	The Trust outperformed the	Subadvisory fees for this Trust are	The Board noted that Western
	benchmark index over the	slightly higher than the peer	Asset Management Company
(Western Asset	one- and three-year periods	group median.	assumed responsibility of the
Management Company)	and underperformed the		Trust in April 2006.
	benchmark index over the	Advisory fees for this Trust are
	five-year period.	modestly higher than the peer	With respect to expenses, the
		group median.	Board noted the relatively small
	The Trust outperformed the peer		size of the expense peer group.
	group average over the one-,	Total expenses for this Trust are
	three- and five-year periods.	equal to the peer group median.

U.S. High Yield Bond	The Trust underperformed the	Subadvisory fees for this Trust are	The Board took into account
	benchmark index and peer group	equal to the peer group median.	management’s discussion of the
(Wells Capital Management,	average over the one-year period.		factors that contributed to the
Incorporated)		Advisory fees for this Trust are higher	Trust’s performance, including the
		than the peer group median.	subadviser’s investment style. In
this regard, the Board noted the
		Total expenses for this Trust are	risk-adjusted returns for the
		slightly higher than the peer	subadviser’s comparable retail
		group median.	mutual fund, after which the Fund
is modeled, over the longer term
and that the Trust was performing
within management’s expectations.

The Board noted that there was
a portfolio manager change
in April 2007 and requested
that management closely
monitor performance.

In reviewing the expenses of the
Trust, the Board took into account
the effect that the current asset levels
of the Trust have on expenses.

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John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on March 23, 2007, the Board, including all of the Independent Trustees, approved the following new portfolio for John Hancock Trust (the “Trust”):

Income Trust (the “New Portfolio”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolio and

(b) a subadvisory agreement (the “Franklin Advisers Subadvisory Agreement”) between the Adviser and Franklin Advisers, Inc. (“Franklin Advisers”) regarding management of the New Portfolio.

Franklin Advisers is referred to as the “Subadviser.”

The Franklin Advisers Subadvisory Agreement is referred to as the “Subadvisory Agreement.”

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affili-ates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF ADVISORY AGREEMENT

At its meeting on March 23, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its sub-advisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2) in the case of the New Portfolio, reviewed the investment performance of fund of the Subadviser that is managed comparably to the New Portfolio as set forth in Appendix A; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the New Portfolio; and concluded that the fund of the Subadviser that is managed comparably to the New Portfolio has performed well and that JHIMS may reasonably be expected to ably monitor the performance of the New Portfolio and its Subadviser.

(3) reviewed the advisory fee structure for the New Portfolio and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that: (i) for the New Portfolio, all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of such fund grow;

(4) (a) reviewed the anticipated profitability of JHIMS’s relationship with the New Portfolio in terms of the total amount of annual advisory fees it would receive with respect to the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fee to be paid by the New Portfolio is not unreasonable in light of such information, and

(d) with respect to the New Portfolio, considered that the Adviser has agreed to waive its management fee for the New Portfolio and certain other portfolios of the Trust (the “Participating Portfolios”) or otherwise reimburse the expenses of those portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust;

185

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

APPROVAL OF ADVISORY AGREEMENT, CONTINUED

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolio, are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

At its meeting on March 23, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreement.

In making its determination with respect to the factors that it considers, the Board reviewed or considered:

(1) that the Subadviser (or one of its affiliates) currently provided subadvi-sory services to the Trust or John Hancock Funds II;

(2) the investment performance of the Subadviser’s portfolios managed comparably to the New Portfolio and comparative performance information relating to the benchmark;

(3) the investment performance of other Trust or John Hancock Funds II funds managed by the Subadviser or the Subadviser’s affiliate;

(4) the proposed subadvisory fee for the New Portfolio and comparative fee information; and

(5) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser (or an affiliate of the Subadviser) currently manages other funds of the Trust and the Board is generally satisfied with the Subadviser’s (or its affiliates) management of other funds of the Trust that they currently subadvise;

(2) The subadvisory fees are generally competitive within the range of industry norms, and are a product of arms-length negotiation between the Adviser and the Subadviser;

(3) All subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio;

(4) The performance of the comparably managed portfolio of the Subadviser as set forth in Appendix A;

(5) The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

Additional information that the Board considered in approving the Subadvisory Agreement is set forth in Appendix A.

186

John Hancock Trust

Appendix A

Comparable Fund
		Performance as of	Estimated Fees and Expenses
	Portfolio	December 31, 2006	as of December 31, 2006	Other Comments

Income		The Franklin Income Fund,	Subadvisory fees were higher than	The Board noted that the Franklin
		a fund managed in a style	the peer group median.	Income Fund, the comparable
		similar to the New Portfolio,		retail mutual fund managed by
		outperformed its benchmark	Advisory fees were higher than	Franklin Advisers, commenced
		index and its peer group	the peer group median.	operations in August 1948.
average over the one-, three-
and five-year periods.

The Board also noted the small
size of the New Portfolio’s peer
group available for fee analysis.

187

John Hancock Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The Trust’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

188

Management of the Trust

Trustees
James M. Oates, Chairman of the Board
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
John D. Richardson, Trustee Emeritus
F. David Rolwing

Officers
Keith F. Hartstein, President and Chief Executive Officer
John G. Vrysen, Chief Operating Officer
Charles A. Rizzo, Chief Financial Officer
Gordon M. Shone, Treasurer
Thomas M. Kinzler, Chief Legal Officer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
the future is yours

601 Congress Street
Boston MA 02210-2805

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John Hancock
the future is yours

John Hancock Trust

Index Trusts

Semiannual Report
June 30, 2007
Unaudited Financial Statements

0807: 1115016

John Hancock Trust

President’s Message

To Our Shareholders:

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers. The funds on the following pages are intended to give you just such a range of choices with which to diversify.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time

2

John Hancock Trust

Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	5
Statements of Assets and Liabilities	7
Statements of Operations	10
Statements of Changes in Net Assets	13
Financial Highlights	16
Portfolio of Investments (See below for each Portfolio’s page #)	26
Notes to Financial Statements	149
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	161
For More Information	166

	Portfolio of		Portfolio of
Portfolio	Investments	Portfolio	Investments
500 Index Trust	26	International Equity Index Trust A	47
500 Index Trust B	32	International Equity Index Trust B	69
Bond Index Trust A	39	Mid Cap Index Trust	91
Bond Index Trust B	42	Small Cap Index Trust	96
Index Allocation Trust	47	Total Stock Market Index Trust	116

3

John Hancock Trust

Sector Weightings*

500 Index Trust		Bond Index Trust B		Mid Cap Index Trust
Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total

Financial	19.61	Mortgage Securities	48.67	Consumer, Non-cyclical	17.79
Consumer, Non-cyclical	19.12	Government	28.79	Industrial	14.78
Industrial	11.45	Financial	6.97	Financial	14.14
Communications	11.38	Communications	3.24	Consumer, Cyclical	12.77
Energy	10.81	Utilities	2.02	Energy	8.84
Technology	10.57	Asset Backed Securities	2.00	Technology	8.37
Consumer, Cyclical	8.15	Consumer, Non-cyclical	1.94	Utilities	6.05
Utilities	3.21	Energy	1.62	Communications	5.39
Basic Materials	2.95	Consumer, Cyclical	0.76	Basic Materials	4.7
Government	2.11	Industrial	0.73	Government	1.87

500 Index Trust B		Index Allocation Trust		Small Cap Index Trust
Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total

Financial	19.86	U.S. Large Cap	34.95	Financial	18.07
Consumer, Non-cyclical	19.27	Intermediate Bond	30.02	Consumer, Non-cyclical	17.61
Industrial	11.52	International	15.13	Industrial	12.58
Communications	11.46	U.S. Mid Cap	9.95	Consumer, Cyclical	12.14
Energy	10.90	U.S. Small Cap	9.95	Communications	8.38
Technology	10.89			Technology	8.32
Consumer, Cyclical	8.22	International Equity Index Trust A		Energy	4.27
Utilities	3.23	Sector Weighting	% of Total	Basic Materials	3.41
Basic Materials	2.97			Utilities	2.37
Government	1.17			Diversified	0.21
		Financial	24.57
Bond Index Trust A		Consumer, Non-cyclical	11.57	Total Stock Market Index Trust
Sector Weighting	% of Total	Industrial	10.56	Sector Weighting	% of Total
		Energy	8.75
		Basic Materials	8.71
Mortgage Securities	41.69	Communications	8.40	Financial	19.12
Government	35.54	Consumer, Cyclical	8.38	Consumer, Non-cyclical	17.67
Financial	9.97	Utilities	4.25	Communications	11.01
Communications	2.99	Technology	3.26	Industrial	10.77
Industrial	1.58	Diversified	0.78	Energy	9.56
Energy	1.35			Technology	9.41
Consumer, Cyclical	1.14	International Equity Index Trust B		Consumer, Cyclical	9.18
Utilities	1.08	Sector Weighting	% of Total	Basic Materials	3.11
Consumer, Non-cyclical	0.83			Utilities	2.96
Asset Backed Securities	0.59			Mortgage Securities	0.21
		Financial	24.57
		Consumer, Non-cyclical	11.59
		Industrial	10.54
		Energy	8.78
		Basic Materials	8.69
		Consumer, Cyclical	8.45
		Communications	8.43
		Utilities	4.26
		Technology	3.15
		Diversified	0.77

* Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust.

4

John Hancock Trust

Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Index Allocation, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	1/1/07–	Expense
	1/1/07	6/30/07	6/30/07	Ratio
500 Index

Series I — Actual	$1,000.00	$1,065.77	$2.71	0.53%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.17	2.66	0.53%
Series II — Actual	1,000.00	1,065.03	3.74	0.73%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.17	3.66	0.73%
Series NAV — Actual	1,000.00	1,066.89	2.46	0.48%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.41	2.41	0.48%

500 Index B

Series NAV — Actual	$1,000.00	$1,068.08	$1.28	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.55	1.25	0.25%

Bond Index A**

Series I — Actual	$1,000.00	$1,006.37	$2.79	0.56%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.02	2.81	0.56%
Series II — Actual	1,000.00	989.05	1.20	0.76%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.74	1.21	0.76%
Series NAV — Actual	1,000.00	1,006.36	2.54	0.51%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.27	2.56	0.51%

5

John Hancock Trust

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	1/1/07–	Expense
	1/1/07	6/30/07	6/30/07	Ratio
Bond Index B

Series NAV — Actual	$1,000.00	$1,009.22	$1.25	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.55	1.25	0.25%

Index Allocation***

Series II — Actual	$1,000.00	$1,060.27	$1.38	0.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.46	1.35	0.27%

International Equity Index A

Series I — Actual	$1,000.00	$1,119.96	$3.21	0.61%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.77	3.06	0.61%
Series II — Actual	1,000.00	1,118.77	4.26	0.81%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.78	4.06	0.81%
Series NAV — Actual	1,000.00	1,120.07	2.94	0.56%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.02	2.81	0.56%

International Equity Index B

Series NAV — Actual	$1,000.00	$1,121.43	$1.79	0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.11	1.71	0.34%

Mid Cap Index

Series I — Actual	$1,000.00	$1,117.03	$2.83	0.54%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.12	2.71	0.54%
Series II — Actual	1,000.00	1,116.65	3.88	0.74%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%
Series NAV — Actual	1,000.00	1,117.49	2.57	0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.36	2.46	0.49%

Small Cap Index

Series I — Actual	$1,000.00	$1,061.38	$2.81	0.55%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.07	2.76	0.55%
Series II — Actual	1,000.00	1,060.29	3.83	0.75%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%
Series NAV — Actual	1,000.00	1,061.83	2.56	0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.32	2.51	0.50%

Total Stock Market Index

Series I — Actual	$1,000.00	$1,073.41	$2.88	0.56%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.02	2.81	0.56%
Series II — Actual	1,000.00	1,071.78	3.90	0.76%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.03	3.81	0.76%
Series NAV — Actual	1,000.00	1,073.08	2.62	0.51%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.27	2.56	0.51%

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

** Bond Index A Series II commenced operations on May 3, 2007. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (58), and divided by 365 (to reflect the one-half year period).

*** Index Allocation's expense ratios do not include fees and expenses indirectly incurred by the underlying funds.

6

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	500 Index	500 Index B	Bond Index A	Bond Index B

Investments in unaffiliated issuers, at value	$1,599,679,971	$1,293,362,448	$132,219,578	$158,208,937
Investments in affiliated issuers, at value (Note 2)	4,051,530	2,752,331	—	—
Securities loaned, at value (Note 2)	3,972,088	2,698,364	—	—
Repurchase agreements, at value (Note 2)	—	—	3,208,000	3,926,000
Total investments, at value	1,607,703,589	1,298,813,143	135,427,578	162,134,937
Cash	862	1,595	501	403
Receivable for investments sold	2,245,872	1,868,635	—	—
Receivable for fund shares sold	287,066	—	22,525	—
Dividends and interest receivable	1,692,232	1,399,429	1,276,026	1,837,502
Receivable due from adviser	18,056	518,315	—	74,252
Other assets	—	67,864	73	—
Total assets	1,611,947,677	1,302,668,981	136,726,703	164,047,094

Liabilities

Payable for investments purchased	1,534,100	1,243,150	—	—
Payable for fund shares repurchased	3,434,311	1,663,603	77	292,000
Payable upon return of securities loaned (Note 2)	4,051,530	2,752,331	—	—
Payable for futures variation margin	34,168	9,174	—	—
Payable to affiliates
Fund administration expenses	20,198	11,847	2,115	—
Trustees’ fees	1,442	1,948	199	57
Other payables and accrued expenses	62,240	63,871	15,482	10,710
Total liabilities	9,137,989	5,745,924	17,873	302,767

Net assets

Capital paid-in	1,284,648,386	1,070,865,582	136,575,235	164,909,682
Undistributed net investment income (loss)	10,960,900	10,258,827	2,569,192	4,160,869
Accumulated undistributed net realized gain (loss) on investments,
futures contracts and foreign currency transactions	(37,261,384)	(50,838,895)	(558,262)	(2,415,285)
Net unrealized appreciation (depreciation) on investments,
futures contracts and translation of assets and
liabilities in foreign currencies	344,461,786	266,637,543	(1,877,335)	(2,910,939)
Net assets	$1,602,809,688	$1,296,923,057	$136,708,830	$163,744,327
Investments in unaffiliated issuers,
including repurchase agreements, at cost	$1,258,897,187	$1,029,318,010	$137,304,913	$165,045,876
Investments in affiliated issuers, at cost	$4,051,530	$2,752,331	—	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,406,380,961	—	$57,928,969	—
Shares outstanding	108,401,551	—	4,587,484	—
Net asset value, offering price and redemption price per share	$12.97	—	$12.63	—
Series II
Net assets	$105,816,552	—	$946,257	—
Shares outstanding	8,196,885	—	74,828	—
Net asset value, offering price and redemption price per share	$12.91	—	$12.65	—
Series NAV
Net assets	$90,612,175	$1,296,923,057	$77,833,604	$163,744,327
Shares outstanding	7,079,639	68,092,417	6,153,991	16,867,021
Net asset value, offering price and redemption price per share	$12.80	$19.05	$12.65	$9.71

The accompanying notes are an integral part of the financial statements. 7

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

	Index	International	International
Assets	Allocation	Equity Index A	Equity Index B	Mid Cap Index

Investments in unaffiliated issuers, at value	—	$316,669,917	$478,107,574	$989,600,786
Investments in affiliated issuers, at value (Note 2)	$259,282,600[a]	37,171,985	57,899,627	55,196,542
Securities loaned, at value (Note 2)	—	35,427,108	55,142,502	54,114,257
Total investments, at value	259,282,600	389,269,010	591,149,703	1,098,911,585
Cash	—	—	—	1,989,213
Foreign currency, at value	—	1,778,546	1,788,984	—
Receivable for investments sold	—	871,529	1,320,969	517,904
Receivable for forward foreign currency exchange contracts (Note 2)	—	28,567	22,670	—
Receivable for fund shares sold	405,345	—	—	161,004
Dividends and interest receivable	—	881,818	1,624,231	477,306
Receivable for futures variation margin	—	1,230,723	1,068,278	—
Receivable due from adviser	24,276	11,305	228,975	985
Other assets	214	280	75	2,448
Total assets	259,712,435	394,071,778	597,203,668	1,102,060,445

Liabilities

Payable for investments purchased	401,089	79,246	102,327	1,821,238
Payable for forward foreign currency exchange contracts (Note 2)	—	97	217	—
Payable for fund shares repurchased	—	211,388	287,359	582,383
Payable upon return of securities loaned (Note 2)	—	37,171,985	57,899,627	55,196,542
Payable for futures variation margin	—	—	—	50,262
Payable to affiliates
Fund administration expenses	2,438	4,543	—	17,335
Trustees’ fees	259	—	406	2,703
Other payables and accrued expenses	18,257	79,093	25,914	42,791
Total liabilities	422,043	37,546,352	58,315,633	57,713,254

Net assets

Capital paid-in	248,110,267	259,062,192	384,332,012	846,598,457
Undistributed net investment income (loss)	(231,168)	3,924,687	6,159,164	6,849,717
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency transactions and
forward foreign currency contracts	13,649	8,206,712	5,790,370	81,318,022
Net unrealized appreciation (depreciation) on investments,
futures contracts and translation of assets and
liabilities in foreign currencies	11,397,644	85,331,835	142,606,489	109,580,995
Net assets	$259,290,392	$356,525,426	$538,888,035	$1,044,347,191
Investments in unaffiliated issuers,
including repurchase agreements, at cost	—	$266,899,693	$390,722,549	$933,879,768
Investments in affiliated issuers, at cost	$247,884,956	$37,171,985	$57,899,627	$55,196,542
Foreign currency, at cost	—	$1,768,937	$1,782,279	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of oustanding shares in the class.
Series I
Net assets	—	$279,441,023	—	$445,263,541
Shares outstanding	—	12,200,616	—	21,664,781
Net asset value, offering price and redemption price per share	—	$22.90	—	$20.55
Series II
Net assets	$259,290,392	$37,857,489	—	$121,795,813
Shares outstanding	18,658,488	1,655,448	—	5,947,810
Net asset value, offering price and redemption price per share	$13.90	$22.87	—	$20.48
Series NAV
Net assets	—	$39,226,914	$538,888,035	$477,287,837
Shares outstanding	—	1,714,980	25,336,951	23,218,425
Net asset value, offering price and redemption price per share	—	$22.87	$21.27	$20.56

a See Note 10.

The accompanying notes are an integral part of the financial statements. 8

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

		Total Stock
Assets	Small Cap Index	Market Index

Investments in unaffiliated issuers, at value	$397,809,337	$513,977,382
Investments in affiliated issuers, at value (Note 2)	56,000,763	10,986,011
Securities loaned, at value (Note 2)	54,902,709	10,770,599
Repurchase agreements, at value (Note 2)	8,155,000	—
Total investments, at value	516,867,809	535,733,992
Cash	8,155,561	2,217
Foreign currency, at value	—	270
Receivable for investments sold	105,061	422,841
Receivable for fund shares sold	55,082	—
Dividends and interest receivable	515,384	500,814
Receivable due from adviser	927	14,550
Other assets	42	40
Total assets	525,699,866	536,674,724

Liabilities

Payable for investments purchased	8,250,823	—
Payable for fund shares repurchased	636,014	1,163,158
Payable upon return of securities loaned (Note 2)	56,000,763	10,986,011
Payable for futures variation margin	30,400	40,950
Payable to affiliates
Fund administration expenses	7,630	6,866
Other payables and accrued expenses	32,231	24,378
Total liabilities	64,957,861	12,221,363

Net assets

Capital paid-in	355,122,048	399,666,360
Undistributed net investment income (loss)	2,452,954	3,049,455
Accumulated undistributed net realized gain (loss) on investments,
futures contracts and foreign currency transactions	22,721,009	6,630,251
Net unrealized appreciation (depreciation) on investments,
futures contracts and translation of assets and
liabilities in foreign currencies	80,445,994	115,107,295
Net assets	$460,742,005	$524,453,361
Investments in unaffiliated issuers,
including repurchase agreements, at cost	$380,364,994	$409,426,490
Investments in affiliated issuers, at cost	$56,000,763	$10,986,011
Foreign currency, at cost	—	$260

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of oustanding shares in the class.
Series I
Net assets	$243,021,679	$265,977,079
Shares outstanding	14,524,061	19,293,323
Net asset value, offering price and redemption price per share	$16.73	$13.79
Series II
Net assets	$134,180,497	$102,130,446
Shares outstanding	8,052,295	7,438,065
Net asset value, offering price and redemption price per share	$16.66	$13.73
Series NAV
Net assets	$83,539,829	$156,345,836
Shares outstanding	4,989,449	11,339,280
Net asset value, offering price and redemption price per share	$16.74	$13.79

The accompanying notes are an integral part of the financial statements. 9

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

Investment income	500 Index	500 Index B	Bond Index Aa	Bond Index B

Dividends	$14,286,930	$11,234,995	—	—
Interest	835,585	509,170	$2,860,658	$4,337,768
Securities lending	30,368	22,739	—	20,714
Less foreign taxes withheld	—	—	(656)	(1,048)
Total investment income	15,152,883	11,766,904	2,860,002	4,357,434

Expenses

Investment management fees (Note 3)	3,553,145	2,797,767	252,088	375,306
Series I distribution and service fees (Note 3)	341,471	—	13,896	—
Series II distribution and service fees (Note 3)	135,673	—	377	—
Printing and postage fees (Note 3)	54,900	26,125	2,763	2,995
Audit and legal fees	25,820	21,061	11,600	13,422
Custodian fees	4,935	5,071	5,902	6,386
Registration and filing fees	8,787	6,682	642	775
Fund administration fees (Note 3)	59,135	47,278	3,432	16,266
Trustees’ fees (Note 4)	13,064	10,546	836	1,263
Miscellaneous	10,805	24,124	476	1,138
Total expenses	4,207,735	2,938,654	292,012	417,551
Less: expense reductions (Note 3)	(16,657)	(1,431,092)	(1,202)	(221,070)
Net expenses	4,191,078	1,507,562	290,810	196,481
Net investment income (loss)	10,961,805	10,259,342	2,569,192	4,160,953

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	3,954,406	8,058,605	(176,709)	(158,015)
Futures contracts	899,665	724,062	—	—
Foreign currency transactions	—	—	10,212	—
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	83,221,181	59,088,529	(2,184,221)	(2,581,399)
Futures contracts	(370,275)	(273,039)	—	—
Net realized and unrealized gain (loss)	87,704,977	67,598,157	(2,350,718)	(2,739,414)

Increase (decrease) in net assets from operations	$98,666,782	$77,857,499	$218,474	$1,421,539

a Period from 5-3-07 (commencement of operations) to 6-30-07 for Series II.

The accompanying notes are an integral part of the financial statements. 10

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

	Index	International	International
Investment income	Allocation	Equity Index A	Equity Index B	Mid Cap Index

Dividends	—	$5,954,834	$8,964,813	$8,672,926
Interest	—	175,946	171,165	1,014,667
Income distributions received from affiliated underlying funds	$1,420,416	—	—	—
Securities lending	—	101,626	151,455	96,708
Less foreign taxes withheld	—	(570,610)	(856,434)	—
Total investment income	1,420,416	5,661,796	8,430,999	9,784,301

Expenses

Investment management fees (Note 3)	42,809	849,064	1,248,882	2,577,974
Series I distribution and service fees (Note 3)	—	63,540	—	106,704
Series II distribution and service fees (Note 3)	214,044	48,559	—	119,899
Printing and postage fees (Note 3)	4,819	6,432	9,557	27,839
Audit and legal fees	10,751	12,755	14,761	37,628
Custodian fees	5,915	—	5,745	6,019
Registration and filing fees	1,069	2,104	2,649	11,119
Fund administration fees (Note 3)	4,650	10,517	26,544	40,983
Trustees’ fees (Note 4)	1,059	1,818	3,671	8,247
Miscellaneous	265	8,980	2,800	4,045
Total expenses	285,381	1,003,769	1,314,609	2,940,457
Less: expense reductions (Note 3)	(54,213)	(3,485)	(528,634)	(11,764)
Net expenses	231,168	1,000,284	785,975	2,928,693
Net investment income (loss)	1,189,248	4,661,512	7,645,024	6,855,608

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	—	7,670,028	5,398,732	76,677,874
Investments in affiliated underlying funds	34,397	—	—	—
Net increase from payments by affiliates (Note 11)	—	55,798	—	155,880
Capital gain distributions received from affiliated underlying funds	1,681,939	—	—	—
Futures contracts	—	624,533	693,530	5,610,956
Foreign currency transactions	—	(44,385)	(27,217)	(179)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	23,518,025	40,472,591	34,527,128
Investments in affiliated underlying funds	6,072,653	—	—	—
Futures contracts	—	(45,456)	(99,887)	(39,547)
Translation of assets and liabilities in foreign currencies	—	74,723	83,080	86
Net realized and unrealized gain (loss)	7,788,989	31,853,266	46,520,829	116,932,198

Increase (decrease) in net assets from operations	$8,978,237	$36,514,778	$54,165,853	$123,787,806

The accompanying notes are an integral part of the financial statements. 11

John Hancock Trust

Statements of Operations — For the Six Months Ended June 30, 2007 (Unaudited)

		Total Stock
Investment income	Small Cap Index	Market Index

Dividends	$3,114,221	$4,096,240
Interest	458,145	190,705
Securities lending	216,709	87,706
Less foreign taxes withheld	(803)	(634)
Total investment income	3,788,272	4,374,017

Expenses

Investment management fees (Note 3)	1,126,695	1,134,273
Series I distribution and service fees (Note 3)	59,654	63,079
Series II distribution and service fees (Note 3)	96,180	72,848
Printing and postage fees (Note 3)	11,771	16,679
Audit and legal fees	13,644	14,262
Custodian fees	5,693	5,649
Registration and filing fees	2,962	2,804
Fund administration fees (Note 3)	17,432	16,973
Trustees’ fees (Note 4)	2,491	2,073
Miscellaneous	3,555	5,641
Total expenses	1,340,077	1,334,281
Less: expense reductions (Note 3)	(5,031)	(5,144)
Net expenses	1,335,046	1,329,137
Net investment income (loss)	2,453,226	3,044,880

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	22,272,553	11,343,599
Futures contracts	931,787	283,008
Foreign currency transactions	—	8
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,852,042	17,525,214
Futures contracts	(33,213)	(207,175)
Translation of assets and liabilities in foreign currencies	—	15
Net realized and unrealized gain (loss)	26,023,169	28,944,669

Increase (decrease) in net assets from operations	$28,476,395	$31,989,549

The accompanying notes are an integral part of the financial statements. 12

John Hancock Trust

Statements of Changes in Net Assets

		500 Index		500 Index B
	Six Months		Six Months
	Ended 6-30-07	Year Ended	Ended 6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06[a]	(Unaudited)	12-31-06

From operations
Net investment income (loss)	$10,961,805	$19,848,104	$10,259,342	$19,042,782
Net realized gain (loss)	4,854,071	1,372,889	8,782,667	(603,647)
Change in net unrealized appreciation (depreciation)	82,850,906	186,689,873	58,815,490	141,497,885
Increase (decrease) in net assets resulting from operations	98,666,782	207,910,866	77,857,499	159,937,020
Distributions to shareholders
From net investment income
Series I	(17,672,523)	(10,433,522)	—	—
Series II	(1,218,225)	(964,264)	—	—
Series III	—	(29,867)	—	—
Series NAV	(743,652)	(3,000,102)	(18,884,603)	(12,737,525)
Total distributions	(19,634,400)	(14,427,755)	(18,884,603)	(12,737,525)
From Fund share transactions	48,589,763	(205,163,920)	77,490,882	(96,927,966)[b]
Total increase (decrease)	127,622,145	(11,680,809)	136,463,778	50,271,529

Net assets

Beginning of period	1,475,187,543	1,486,868,352	1,160,459,279	1,110,187,750
End of period	$1,602,809,688	$1,475,187,543	$1,296,923,057	$1,160,459,279
Undistributed net investment income (loss)	$10,960,900	$19,633,495	$10,258,827	$18,884,088

		Bond Index A		Bond Index B
	Six Months		Six Months
	Ended 6-30-07[c]	Year Ended	Ended 6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06[d]	(Unaudited)	12-31-06

From operations
Net investment income (loss)	$2,569,192	$2,500,688	$4,160,953	$8,483,560
Net realized gain (loss)	(166,497)	(199,309)	(158,015)	(1,341,779)
Change in net unrealized appreciation (depreciation)	(2,184,221)	306,886	(2,581,399)	(584,632)
Increase (decrease) in net assets resulting from operations	218,474	2,608,265	1,421,539	6,557,149
Distributions to shareholders
From net investment income
Series I	—	(1,662,547)	—	—
Series NAV	—	(1,032,435)	(8,671,769)	(6,113,891)
Total distributions	—	(2,694,982)	(8,671,769)	(6,113,891)
From Fund share transactions	50,720,288	85,856,785	8,704,112	(19,699,344)
Total increase (decrease)	50,938,762	85,770,068	1,453,882	(19,256,086)

Net assets

Beginning of period	85,770,068	—	162,290,445	181,546,531
End of period	$136,708,830	$85,770,068	$163,744,327	$162,290,445
Undistributed net investment income (loss)	$2,569,192	—	$4,160,869	$8,671,685

a Series III shares were terminated on 10-4-06.

b Refer to payment made by affiliate, Note 1.

c Series II shares began operations on 5-3-07.

d Period from 2-10-06 (commencement of operations) to 12-31-06.

The accompanying notes are an integral part of the financial statements. 13

John Hancock Trust

Statements of Changes in Net Assets

	Index Allocation		International Equity Index A
	Six Months		Six Months
	Ended 6-30-07	Year Ended	Ended 6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06[a]	(Unaudited)	12-31-06[b,c]

From operations
Net investment income (loss)	$1,189,248	$996,959	$4,661,512	$4,976,662
Net realized gain (loss)	1,716,336	128,145	8,305,974	5,295,087
Change in net unrealized appreciation (depreciation)	6,072,653	5,324,991	23,547,292	41,417,438
Increase (decrease) in net assets resulting from operations	8,978,237	6,450,095	36,514,778	51,689,187
Distributions to shareholders
From net investment income
Series I	—	—	(4,862,639)	(1,296,118)
Series II	(1,420,416)	(1,040,994)	(661,371)	(266,098)
Series III	—	—	—	(258)
Series NAV	—	—	(465,951)	(16,234)
From net realized gain
Series I	—	—	(4,022,016)	(1,312,874)
Series II	(1,681,939)	(104,859)	(599,925)	(341,983)
Series III	—	—	—	(438)
Series NAV	—	—	(377,094)	(15,616)
From capital paid-in
Series II	—	(67,284)	—	—
Total distributions	(3,102,355)	(1,213,137)	(10,988,996)	(3,249,619)
From Fund share transactions	143,926,879	104,250,673	31,456,149	96,242,885
Total increase (decrease)	149,802,761	109,487,631	56,981,931	144,682,453

Net assets

Beginning of period	109,487,631	—	299,543,495	154,861,042
End of period	$259,290,392	$109,487,631	$356,525,426	$299,543,495
Undistributed net investment income (loss)	($231,168)	—	$3,924,687	$5,253,136

	International Equity Index B		Mid Cap Index
	Six Months		Six Months
	Ended 6-30-07	Year Ended	Ended 6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06	(Unaudited)	12-31-06[c]

From operations
Net investment income (loss)	$7,645,024	$10,002,575	$6,855,608	$5,930,658
Net realized gain (loss)	6,065,045	38,934,655	82,444,531	22,249,030
Change in net unrealized appreciation (depreciation)	40,455,784	52,164,357	34,487,667	14,455,492
Increase (decrease) in net assets resulting from operations	54,165,853	101,101,587	123,787,806	42,635,180
Distributions to shareholders
From net investment income
Series I	—	—	(1,966,463)	(1,474,269)
Series II	—	—	(234,663)	(287,622)
Series III	—	—	—	(4,213)
Series NAV	(13,409,588)	(3,937,348)	(3,338,723)	(583,065)
From net realized gain
Series I	—	—	(8,247,832)	(10,300,174)
Series II	—	—	(1,632,297)	(2,794,778)
Series III	—	—	—	(59,556)
Series NAV	(36,912,401)	(3,850,679)	(12,739,636)	(3,908,867)
Total distributions	(50,321,989)	(7,788,027)	(28,159,614)	(19,412,544)
From Fund share transactions	110,335,384	(86,429,064)[d]	(112,267,731)	678,553,433
Total increase (decrease)	114,179,248	6,884,496	(16,639,539)	701,776,069

Net assets

Beginning of period	424,708,787	417,824,291	1,060,986,730	359,210,661
End of period	$538,888,035	$424,708,787	$1,044,347,191	$1,060,986,730
Undistributed net investment income (loss)	$6,159,164	$11,923,728	$6,849,717	$5,533,958

a Period from 2-10-06 (commencement of operations) to 12-31-06.

b Series NAV shares began operations on 2-10-06.

c Series III shares were terminated on 10-4-06.

d Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements. 14

John Hancock Trust

Statements of Changes in Net Assets

	Small Cap Index		Total Stock Market Index
	Six Months		Six Months
	Ended 6-30-07	Year Ended	Ended 6-30-07	Year Ended
Increase (decrease) in net assets	(Unaudited)	12-31-06[a]	(Unaudited)	12-31-06[a]

From operations
Net investment income (loss)	$2,453,226	$3,992,643	$3,044,880	$5,370,957
Net realized gain (loss)	23,204,340	29,750,480	11,626,615	4,244,212
Change in net unrealized appreciation (depreciation)	2,818,829	28,831,218	17,318,054	49,590,019
Increase (decrease) in net assets resulting from operations	28,476,395	62,574,341	31,989,549	59,205,188
Distributions to shareholders
From net investment income
Series I	(1,878,404)	(1,040,221)	(2,977,740)	(2,032,639)
Series II	(298,032)	(177,981)	(371,331)	(314,668)
Series III	—	(2,408)	—	(3,495)
Series NAV	(1,577,077)	(576,120)	(1,909,313)	(1,660,603)
From net realized gain
Series I	(15,126,927)	(5,620,831)	(2,471,577)	(1,087,298)
Series II	(3,122,622)	(1,456,228)	(363,663)	(200,906)
Series III	—	(32,063)	—	(2,611)
Series NAV	(12,006,221)	(2,915,012)	(1,526,616)	(853,728)
Total distributions	(34,009,283)	(11,820,864)	(9,620,240)	(6,155,948)
From Fund share transactions	(3,080,503)	83,031,646[b]	66,974,693	(25,728,278)[b]
Total increase (decrease)	(8,613,391)	133,785,123	89,344,002	27,320,962

Net assets

Beginning of period	469,355,396	335,570,273	435,109,359	407,788,397
End of period	$460,742,005	$469,355,396	$524,453,361	$435,109,359
Undistributed net investment income (loss)	$2,452,954	$3,753,241	$3,049,455	$5,262,959

a Series III shares were terminated on 10-4-06

b Refer to payment made by affiliate, Note 1.

The accompanying notes are an integral part of the financial statements. 15

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

500 Index
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$12.33	$10.80	$10.52	$9.63	$7.60	$9.81	$12.26	$10.74	$10.46	$9.59	$7.59	$9.68
Net investment income (loss)[h]	0.09	0.16	0.14	0.14	0.10	0.09	0.08	0.14	0.11	0.13	0.09	0.08
Net realized and unrealized gain
(loss) on investments	0.71	1.48	0.30	0.84	2.01	(2.30)	0.71	1.47	0.31	0.82	1.99	(2.17)
Total from investment operations	0.80	1.64	0.44	0.98	2.11	(2.21)	0.79	1.61	0.42	0.95	2.08	(2.09)
Less distributions
From net investment income	(0.16)	(0.11)	(0.16)	(0.09)	(0.08)	—[j]	(0.14)	(0.09)	(0.14)	(0.08)	(0.08)	—[j]
Total distributions	(0.16)	(0.11)	(0.16)	(0.09)	(0.08)	—[j]	(0.14)	(0.09)	(0.14)	(0.08)	(0.08)	—[j]
Net asset value,
end of period	$12.97	$12.33	$10.80	$10.52	$9.63	$7.60	$12.91	$12.26	$10.74	$10.46	$9.59	$7.59
Total return (%)[k]	6.58[l,m]	15.26	4.29	10.26	28.01	(22.53)	6.50[l,m]	15.06[l]	4.12	10.00	27.76	(21.59)[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,406	$1,323	$1,097	$1,115	$980	$678	$106	$114	$129	$146	$116	$38
Ratio of net expenses
to average net assets (%)	0.53[r]	0.54	0.56	0.56	0.57	0.57	0.73[r]	0.74	0.76	0.76	0.77	0.77[r]
Ratio of gross expenses
to average net assets (%)	0.54[p,r]	0.54[p]	0.56	0.56	0.57	0.57	0.74[p,r]	0.74[p]	0.76	0.76	0.77	0.77[r]
Ratio of net investment income
(loss) to average net assets (%)	1.44[r]	1.44	1.31	1.47	1.22	1.05	1.24[r]	1.23	1.11	1.29	1.02	1.12[r]
Portfolio turnover (%)	2[m]	15	11	4	1	6	2[m]	15	11	4	1	6

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$12.16	$10.80	$10.28
Net investment income (loss)[h]				0.09	0.15	0.03
Net realized and unrealized gain
(loss) on investments				0.72	1.32	0.49
Total from investment operations				0.81	1.47	0.52
Less distributions
From net investment income				(0.17)	(0.11)	—
Total distributions				(0.17)	(0.11)	—
Net asset value,
end of period				$12.80	$12.16	$10.80
Total return (%)[k]				6.69[l,m]	13.70[l]	5.06[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$91	$38	$256
Ratio of net expenses
to average net assets (%)				0.48[r]	0.51	0.52[r]
Ratio of gross expenses
to average net assets (%)				0.49[p,r]	0.52[p]	0.52[r]
Ratio of net investment income
(loss) to average net assets (%)				1.50[r]	1.35	1.80[r]
Portfolio turnover (%)				2[m]	15	11

a Series II and Series NAV shares began operations on 1-28-02 and 10-27-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

j Less than $0.01 per share.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 16

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

500 Index B
	Series NAV
Period ended	6-30-07[b]	12-31-06	12-31-05[f]	12-31-04[g]	12-31-03[e,g]	12-31-02[g]

Per share operating performance

Net asset value,
beginning of period	$18.13	$15.87	$15.42	$14.18	$11.36	$14.85
Net investment income (loss)	0.16[h]	0.29[h]	0.25[h]	0.27	0.20	0.16
Net realized and unrealized gain
(loss) on investments	1.06	2.16	0.46	1.23	3.00	(3.48)
Total from investment operations	1.22	2.45	0.71	1.50	3.20	(3.32)
Less distributions
From net investment income	(0.30)	(0.19)	(0.07)	(0.26)	(0.37)	(0.11)
From net realized gain	—	—	(0.19)	—	—	(0.06)
From capital paid-in	—	—	—	—	(0.01)	—
Total distributions	(0.30)	(0.19)	(0.26)	(0.26)	(0.38)	(0.17)
Net asset value,
end of period	$19.05	$18.13	$15.87	$15.42	$14.18	$11.36
Total return (%)[k]	6.81[l,m]	15.56[l,y]	4.65[l]	10.70	28.42	(22.31)
Ratios and supplemental data

Net assets, end of period (in millions)	$1,297	$1,160	$1,110	$842	$682	$466
Ratio of net expenses
to average net assets (%)	0.25[r]	0.25	0.24	0.22	0.21	0.23
Ratio of gross expenses
to average net assets (%)	0.49[p,r]	0.49[p]	0.43[p]	0.22	0.21	0.23
Ratio of net investment income
(loss) to average net assets (%)	1.70[r]	1.72	1.65	1.85	1.59	1.39
Portfolio turnover (%)	5[m]	6	13[x]	14	5	11

b Unaudited.

e Certain amounts have been reclassified to permit comparison.

f Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.

g Audited by previous auditor.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

x Excludes merger activity.

y John Hancock Life Insurance Company made a voluntary payment to the Portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

The accompanying notes are an integral part of the financial statements. 17

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Bond Index A
Series I			Series II
Period ended	6-30-07[b]	12-31-06[a]		6-30-07[a,b]

Per share operating performance

Net asset value,
beginning of period	$12.55	$12.50		$12.79
Net investment income (loss)[h]	0.30	0.48		0.08
Net realized and unrealized gain
(loss) on investments	(0.22)	(0.02)		(0.22)
Total from investment operations	0.08	0.46		(0.14)
Less distributions
From net investment income	—	(0.41)		—
Total distributions	—	(0.41)		—
Net asset value,
end of period	$12.63	$12.55		$12.65
Total return (%)	0.64[l,m]	3.65[k,l,m]		(1.09)[l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	$58	$53		$1
Ratio of net expenses
to average net assets (%)	0.56[r]	0.59[r]		0.76[r]
Ratio of gross expenses
to average net assets (%)	0.57[p,r]	0.60[p,r]		0.77[p,r]
Ratio of net investment income
(loss) to average net assets (%)	4.76[r]	4.28[r]		3.94[r]
Portfolio turnover (%)	40[m]	66[m]		40[m]

Series NAV
Period ended	6-30-07[b]	12-31-06[a]

Per share operating performance

Net asset value,
beginning of period	$12.57	$12.50
Net investment income (loss)[h]	0.30	0.52
Net realized and unrealized gain
(loss) on investments	(0.22)	(0.04)
Total from investment operations	0.08	0.48
Less distributions
From net investment income	—	(0.41)
Total distributions	—	(0.41)
Net asset value,
end of period	$12.65	$12.57
Total return (%)	0.64[l,m]	3.85[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	$78	$33
Ratio of net expenses
to average net assets (%)	0.51[r]	0.54[r]
Ratio of gross expenses
to average net assets (%)	0.52[p,r]	0.55[p,r]
Ratio of net investment income
(loss) to average net assets (%)	4.82[r]	4.56[r]
Portfolio turnover (%)	40[m]	66[m]

a Series I, Series II and Series NAV shares began operations on 2-10-06, 5-3-07 and 2-10-06, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 18

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Bond Index B
	Series NAV
Period ended	6-30-07[b]	12-31-06	12-31-05[f]	12-31-04[g]	12-31-03[e,g]	12-31-02[g]

Per share operating performance

Net asset value,
beginning of period	$10.17	$10.13	$10.05	$10.13	$10.30	$9.89
Net investment income (loss)	0.26[h]	0.50[h]	0.46[h]	0.46	0.48	0.54
Net realized and unrealized gain
(loss) on investments	(0.16)	(0.11)	(0.22)	(0.06)	(0.12)	0.42
Total from investment operations	0.10	0.39	0.24	0.40	0.36	0.96
Less distributions
From net investment income	(0.56)	(0.35)	(0.16)	(0.46)	(0.45)	(0.53)
From net realized gain	—	—	—	(0.02)	(0.05)	(0.01)
From capital paid-in	—	—	—	—[j]	(0.03)	(0.01)
Total distributions	(0.56)	(0.35)	(0.16)	(0.48)	(0.53)	(0.55)
Net asset value,
end of period	$9.71	$10.17	$10.13	$10.05	$10.13	$10.30
Total return (%)[k]	0.92[l,m]	4.07[l]	2.39[l]	4.05[l]	3.60	9.95[l]
Ratios and supplemental data

Net assets, end of period (in millions)	$164	$162	$182	$202	$216	$208
Ratio of net expenses
to average net assets (%)	0.25[r]	0.25	0.25	0.25	0.24	0.22
Ratio of gross expenses
to average net assets (%)	0.52[p,r]	0.53[p]	0.42[p]	0.27[p]	0.24	0.25[p]
Ratio of net investment income
(loss) to average net assets (%)	5.21[r]	5.01	4.55	4.56	4.73	5.30
Portfolio turnover (%)	12[m]	53	18	18	40	57

b Unaudited.

e Certain amounts have been reclassified to permit comparison.

f Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.

g Audited by previous auditor.

h Based on the average of the shares outstanding.

j Less than $0.01.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 19

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Index Allocation
Series II
Period ended	6-30-07 [b]	12-31-06[a]

Per share operating performance

Net asset value,
beginning of period	$13.37	$12.50
Net investment income (loss)[v]	0.11	0.28[h]

Net realized and unrealized gain
(loss) on investments	0.69	0.89
Total from investment operations	0.80	1.17
Less distributions
From net investment income	(0.12)	(0.19)
From net realized gain	(0.15)	(0.10)
From capital paid-in	—	(0.01)
Total distributions	(0.27)	(0.30)
Net asset value,
end of period	$13.90	$13.37
Total return (%)[k]	6.03[l,m]	9.50[l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	$259	$109
Ratio of net expenses
to average net assets (%)[q]	0.27[r]	0.27[r]
Ratio of gross expenses
to average net assets (%)[q]	0.33[p,r]	0.39[p,r]
Ratio of net investment income
(loss) to average net assets (%)[v]	1.39[r]	2.41[r]
Portfolio turnover (%)	1[m]	3[m]

a Series II shares began operation on 2-10-06.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the underlying funds in which the Portfolio invests.

r Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements. 20

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

International Equity Index A
	Series I					Series II
Period ended	6-30-07[b]	12-31-06	12-31-05[c,f]	4-29-05[d,f]	12-31-04[a,g]	6-30-07[b]	12-31-06	12-31-05[c,f]	4-29-05[b,f]	12-31-04[a,g]

Per share operating performance

Net asset value, beginning of period	$21.18	$17.09	$14.42	$16.33	$13.89	$21.14	$17.06	$14.41	$16.31	$13.89
Net investment income (loss)	0.32[h]	0.42[h]	0.19[h]	0.14[h]	0.13	0.28[h]	0.40[h]	0.17[h]	0.13[h]	0.12
Net realized and unrealized gain
(loss) on investments	2.18	3.97	2.48	(0.46)	2.41	2.19	3.95	2.48	(0.46)	2.40
Total from investment operations	2.50	4.39	2.67	(0.32)	2.54	2.47	4.35	2.65	(0.33)	2.52
Less distributions
From net investment income	(0.43)	(0.15)	—	(0.15)	(0.10)	(0.39)	(0.12)	—	(0.13)	(0.10)
From net realized gain	(0.35)	(0.15)	—	(1.44)	—	(0.35)	(0.15)	—	(1.44)	—
Total distributions	(0.78)	(0.30)	—	(1.59)	(0.10)	(0.74)	(0.27)	—	(1.57)	(0.10)
Net asset value, end of period	$22.90	$21.18	$17.09	$14.42	$16.33	$22.87[z]	$21.14	$17.06	$14.41	$16.31
Total return (%)[k]	12.00[l,m]	25.93[l]	18.52[l,m]	(1.97)[m]	18.45[m]	11.88[l,m,z]	25.70[l]	18.39[l,m]	(2.03)[m]	18.29[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$279	$239	$121	$90	$77	$38	$44	$34	$27	$26
Ratio of net expenses
to average net assets (%)	0.61[r]	0.60	0.64[r]	0.64[r]	0.72[r]	0.81[r]	0.80	0.84[r]	0.84[r]	0.91[r]
Ratio of gross expenses
to average net assets (%)	0.61[p,r]	0.60[p]	0.79[p,r]	0.64[r]	0.72[r]	0.81[p,r]	0.80[p]	0.98[p,r]	0.84[r]	0.91[p,r]
Ratio of net investment income
(loss) to average net assets (%)	2.94[r]	2.24	1.78[r]	$2.71[r]	1.40[r]	2.61[r]	2.11	1.59[r]	2.46[r]	1.04[r]
Portfolio turnover (%)	8[m]	9	7[m]	9[m]	20[m,x]	8[m]	9	7[m]	9[m]	20[m,x]

Series NAV
Period ended				6-30-07[b]	12-31-06[a]

Per share operating performance

Net asset value, beginning of period				$21.16	$17.95
Net investment income (loss)[h]				0.35	0.32
Net realized and unrealized gain
(loss) on investments				2.15	3.20
Total from investment operations				2.50	3.52
Less distributions
From net investment income				(0.44)	(0.16)
From net realized gain				(0.35)	(0.15)
Total distributions				(0.79)	(0.31)
Net asset value, end of period				$22.87	$21.16
Total return (%)[k]				12.01[l,m]	19.83[l,m]

Ratios and supplemental data

Net assets, end of period (in millions)				$39	$16
Ratio of net expenses
to average net assets (%)				0.56[r]	0.55[r]
Ratio of gross expenses
to average net assets (%)				0.56[p,r]	0.55[p,r]
Ratio of net investment income
(loss) to average net assets (%)				3.23[r]	1.84[r]
Portfolio turnover (%)				8[m]	9[m]

a Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-10-06, respectively.

b Unaudited.

c Period from 4-30-05 to 12-31-05.

d Period from 1-1-05 to 4-29-05.

f Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series Trust Reorganized into a separate portfolio of John Hancock Trust: International Equity Index A. See Note 1.

g Audited by previous auditors.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

x Excludes merger activity.

z Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.05% for Series II. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.86 and 11.83%, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements. 21

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

International Equity Index B
	Series NAV
Period ended	6-30-07[b]	12-31-06	12-31-05[f]	12-31-04[g]	12-31-03[e,g]	12-31-02[g]

Per share operating performance

Net asset value,
beginning of period	$21.28	$16.99	$16.25	$13.82	$10.05	$12.07
Net investment income (loss)	0.34[h]	0.47[h]	0.33[h]	0.31	0.24	0.21
Net realized and unrealized gain
(loss) on investments	2.12	4.14	2.05	2.44	3.91	(2.02)
Total from investment operations	2.46	4.61	2.38	2.75	4.15	(1.81)
Less distributions
From net investment income	(0.66)	(0.16)	(0.20)	(0.32)	(0.34)	(0.21)
From net realized gain	(1.81)	(0.16)	(1.44)	—	—	—
From capital paid-in	—	—	—	—	(0.04)	—
Total distributions	(2.47)	(0.32)	(1.64)	(0.32)	(0.38)	(0.21)
Net asset value,
end of period	$21.27	$21.28	$16.99	$16.25	$13.82	$10.05
Total return (%)[k,l]	12.14[m]	27.41[y]	16.56	20.24	41.99	(15.18)

Ratios and supplemental data

Net assets, end of period (in millions)	$539	$425	$418	$200	$159	$99
Ratio of net expenses
to average net assets (%)	0.34[r]	0.34	0.34	0.30	0.27	0.28
Ratio of gross expenses
to average net assets (%)[p]	0.56[r]	0.57	0.61	0.38	0.42	0.46
Ratio of net investment income
(loss) to average net assets (%)	3.27[r]	2.48	2.56	2.13	2.13	1.85
Portfolio turnover (%)	4[m]	20	9	20	38	18

b Unaudited.

e Certain amounts have been reclassified to permit comparison.

f The financial highlights presented are for the year ended 12-31-05 after taking into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05. See Note 1.

g Audited by previous auditor.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

y John Hancock Life Company made a voluntary payment to the fund of $2,611,555. Excluding this payment, the total return would have been 26.63% . See Note 1.

The accompanying notes are an integral part of the financial statements. 22

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Mid Cap Index
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$18.84	$18.05	$16.78	$14.56	$10.82	$12.82	$18.75	$17.98	$16.72	$14.52	$10.81	$12.80
Net investment income (loss)[h]	0.12	0.20	0.16	0.09	0.08	0.07	0.09	0.16	0.13	0.06	0.05	0.05
Net realized and unrealized gain
(loss) on investments	2.06	1.53	1.77	2.21	3.66	(2.01)	2.08	1.51	1.76	2.21	3.66	(1.98)
Total from investment operations	2.18	1.73	1.93	2.30	3.74	(1.94)	2.17	1.67	1.89	2.27	3.71	(1.93)
Less distributions
From net investment income	(0.09)	(0.12)	(0.09)	(0.06)	—	(0.06)	(0.06)	(0.08)	(0.06)	(0.05)	—	(0.06)
From net realized gain	(0.38)	(0.82)	(0.57)	(0.02)	—	—	(0.38)	(0.82)	(0.57)	(0.02)	—	—
Total distributions	(0.47)	(0.94)	(0.66)	(0.08)	—	(0.06)	(0.44)	(0.90)	(0.63)	(0.07)	—	(0.06)
Net asset value, end of period	$20.55	$18.84	$18.05	$16.78	$14.56	$10.82	$20.48[z]	$18.75	$17.98	$16.72	$14.52	$10.81
Total return (%)[k]	11.70[l,m]	9.72[l]	12.02	15.83	34.57	(15.16)	11.66[l,m,z]	9.44[l]	11.79	15.65	34.32	(15.07)[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$445	$377	$220	$187	$145	$87	$122	$81	$63	$59	$43	$13
Ratio of net expenses
to average net assets (%)	0.54[r]	0.57	0.57	0.57	0.58	0.58	0.74[r]	0.77	0.77	0.77	0.78	0.78[r]
Ratio of gross expenses
to average net assets (%)	0.54[p,r]	0.57[p]	0.57	0.57	0.58	0.58	0.74[p,r]	0.77[p]	0.77	0.77	0.78	0.78[r]
Ratio of net investment income
(loss) to average net assets (%)	1.22[r]	1.09	0.95	0.63	0.62	0.58	0.94[r]	0.86	0.74	0.43	0.42	0.42[r]
Portfolio turnover (%)	16[m]	15[x]	19	16	8	20	16[m]	15[x]	19	16	8	20

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$18.85	$18.06	$15.40
Net investment income (loss)[h]				0.13	0.22	0.12
Net realized and unrealized gain
(loss) on investments				2.06	1.51	2.54
Total from investment operations				2.19	1.73	2.66
Less distributions
From net investment income				(0.10)	(0.12)	—
From net realized gain				(0.38)	(0.82)	—
Total distributions				(0.48)	(0.94)	—
Net asset value, end of period				$20.56[z]	$18.85	$18.06
Total return (%)[k]				11.75[l,m,z]	9.74[l]	17.27[m]

Ratios and supplemental data

Net assets, end of period (in millions)				$477	$603	$74
Ratio of net expenses
to average net assets (%)				0.49[r]	0.52	0.54[r]
Ratio of gross expenses
to average net assets (%)				0.49[p,r]	0.52[p]	0.54[r]
Ratio of net investment income
(loss) to average net assets (%)				1.31[r]	1.21	1.01[r]
Portfolio turnover (%)				16[m]	15[x]	19

a Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

x Excludes merger activity.

z Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series II and Series NAV and the total return by 0.05% and 0.06% for Series II and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $20.47 and $20.55 for Series II and Series NAV, respectively, and total return would have been 11.61% and 11.69% for Series II and Series NAV, respectively. See Note 11.

The accompanying notes are an integral part of the financial statements. 23

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Small Cap Index
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$16.97	$14.89	$14.97	$12.80	$8.78	$11.28	$16.89	$14.83	$14.91	$12.76	$8.78	$11.07
Net investment income (loss)[h]	0.09	0.16	0.11	0.09	0.06	0.10	0.09	0.12	0.08	0.07	0.04	0.07
Net realized and unrealized gain
(loss) on investments	0.91	2.43	0.41	2.12	3.96	(2.52)	0.89	2.42	0.41	2.11	3.94	(2.28)
Total from investment operations	1.00	2.59	0.52	2.21	4.02	(2.42)	0.98	2.54	0.49	2.18	3.98	(2.21)
Less distributions
From net investment income	(0.14)	(0.08)	(0.08)	(0.04)	—	(0.08)	(0.11)	(0.05)	(0.05)	(0.03)	—	(0.08)
From net realized gain	(1.10)	(0.43)	(0.52)	—	—	—	(1.10)	(0.43)	(0.52)	—	—	—
Total distributions	(1.24)	(0.51)	(0.60)	(0.04)	—	(0.08)	(1.21)	(0.48)	(0.57)	(0.03)	—	(0.08)
Net asset value,
end of period	$16.73	$16.97	$14.89	$14.97	$12.80	$8.78	$16.66	$16.89	$14.83	$14.91	$12.76	$8.78
Total return (%)[k]	6.14[l,m]	17.61[l,y]	3.89	17.33	45.79	(21.47)	6.03[l,m]	17.35[l,y]	3.70	17.13	45.33	(19.95)[m]

Ratios and supplemental data

Net assets, end of period (in millions)	$243	$239	$189	$179	$137	$59	$134	$51	$52	$54	$38	$10
Ratio of net expenses
to average net assets (%)	0.55[r]	0.57	0.57	0.57	0.58	0.59	0.75[r]	0.77	0.77	0.77	0.78	0.79[r]
Ratio of gross expenses
to average net assets (%)	0.56[p,r]	0.57[p]	0.57	0.57	0.58	0.59	0.76[p,r]	0.77[p]	0.77	0.77	0.78	0.79[r]
Ratio of net investment income
(loss) to average net assets (%)	1.07[r]	1.00	0.76	0.69	0.61	1.05	1.07[r]	0.78	0.55	0.49	0.39	0.87[r]
Portfolio turnover (%)	12[m]	27	29	26	36	57	12[m]	27	29	26	36	57

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$16.98	$14.90	$12.77
Net investment income (loss)[h]				0.08	0.17	0.09
Net realized and unrealized gain
(loss) on investments				0.93	2.43	2.04
Total from investment operations				1.01	2.60	2.13
Less distributions
From net investment income				(0.15)	(0.09)	—
From net realized gain				(1.10)	(0.43)	—
Total distributions				(1.25)	(0.52)	—
Net asset value,
end of period				$16.74	$16.98	$14.90
Total return (%)[k]				6.18[l,m]	17.64[l,y]	16.68[m]
Ratios and supplemental data

Net assets, end of period (in millions)				$84	$179	$93
Ratio of net expenses
to average net assets (%)				0.50[r]	0.52	0.53[r]
Ratio of gross expenses
to average net assets (%)				0.51[p,r]	0.52[p]	0.53[r]
Ratio of net investment income
(loss) to average net assets (%)				1.00[r]	1.07	0.92[r]
Portfolio turnover (%)				12[m]	27	29

a Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

y John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01% . See Note 1.

The accompanying notes are an integral part of the financial statements. 24

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Total Stock Market Index
	Series I						Series II
Period ended	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$13.13	$11.56	$11.06	$9.96	$7.63	$9.79	$13.07	$11.51	$11.02	$9.93	$7.62	$9.67
Net investment income (loss)[h]	0.09	0.16	0.13	0.13	0.09	0.08	0.08	0.13	0.11	0.11	0.07	0.07
Net realized and unrealized gain
(loss) on investments	0.86	1.59	0.49	1.03	2.24	(2.16)	0.85	1.59	0.48	1.04	2.24	(2.04)
Total from investment operations	0.95	1.75	0.62	1.16	2.33	(2.08)	0.93	1.72	0.59	1.15	2.31	(1.97)
Less distributions
From net investment income	(0.16)	(0.12)	(0.12)	(0.06)	—	(0.08)	(0.14)	(0.10)	(0.10)	(0.06)	—	(0.08)
From net realized gain	(0.13)	(0.06)	—	—	—	—	(0.13)	(0.06)	—	—	—	—
Total distributions	(0.29)	(0.18)	(0.12)	(0.06)	—	(0.08)	(0.27)	(0.16)	(0.10)	(0.06)	—	(0.08)
Net asset value,
end of period	$13.79	$13.13	$11.56	$11.06	$9.96	$7.63	$13.73	$13.07	$11.51	$11.02	$9.93	$7.62
Total return (%)[k]	7.34[l,m]	15.29[l,y]	5.69	11.74	30.54	(21.29)	7.18[l,m]	15.09[l,y]	5.41	11.60	30.31	(20.36)[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$266	$238	$200	$175	$134	$60	$102	$37	$38	$37	$30	$6
Ratio of net expenses
to average net assets (%)	0.56[r]	0.57	0.57	0.57	0.58	0.59	0.76[r]	0.77	0.77	0.77	0.78	0.79[r]
Ratio of gross expenses
to average net assets (%)	0.56[p,r]	0.57[p]	0.57	0.57	0.58	0.59	0.76[p,r]	0.77[p]	0.77	0.77	0.78	0.79[r]
Ratio of net investment income
(loss) to average net assets (%)	1.31[r]	1.30	1.20	1.30	1.05	0.96	1.15[r]	1.09	0.99	1.08	0.86	0.98[r]
Portfolio turnover (%)	9[m]	2	21	5	6	4	9[m]	2	21	5	6	4

	Series NAV
Period ended				6-30-07[b]	12-31-06	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period				$13.14	$11.57	$10.41
Net investment income (loss)[h]				0.09	0.16	0.10
Net realized and unrealized gain
(loss) on investments				0.86	1.59	1.06
Total from investment operations				0.95	1.75	1.16
Less distributions
From net investment income				(0.17)	(0.12)	—
From net realized gain				(0.13)	(0.06)	—
Total distributions				(0.30)	(0.18)	—
Net asset value,
end of period				$13.79	$13.14	$11.57
Total return (%)[k]				7.31[l,m]	15.33[l,y]	11.14[m]
Ratios and supplemental data

Net assets, end of period (in millions)				$156	$160	$170
Ratio of net expenses
to average net assets (%)				0.51[r]	0.52	0.52[r]
Ratio of gross expenses
to average net assets (%)				0.51[p,r]	0.52[p]	0.52[r]
Ratio of net investment income
(loss) to average net assets (%)				1.35[r]	1.34	1.30[r]
Portfolio turnover (%)				9[m]	2	21

a Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

y John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01% . See Note 1.

The accompanying notes are an integral part of the financial statements. 25

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.32%
Advertising - 0.21%
Interpublic Group of Companies, Inc. (The) *	55,306	$630,488
Monster Worldwide, Inc. *	15,403	633,063
Omnicom Group, Inc.	39,018	2,064,833

		3,328,384
Aerospace - 2.07%
Boeing Company	92,874	8,930,764
General Dynamics Corp.	47,750	3,735,005
Goodrich Corp.	14,763	879,284
Lockheed Martin Corp.	41,859	3,940,188
Northrop Grumman Corp.	40,706	3,169,776
Raytheon Company	52,353	2,821,303
Rockwell Collins, Inc.	19,738	1,394,292
United Technologies Corp.	117,293	8,319,593

		33,190,205
Agriculture - 0.43%
Archer-Daniels-Midland Company	76,990	2,547,599
Monsanto Company	64,107	4,329,787

		6,877,386
Air Travel - 0.09%
Southwest Airlines Company	92,100	1,373,211

Aluminum - 0.26%
Alcoa, Inc.	102,561	4,156,797

Apparel & Textiles - 0.49%
Cintas Corp.	15,906	627,174
Coach, Inc. *	43,776	2,074,545
Jones Apparel Group, Inc.	12,845	362,871
Liz Claiborne, Inc.	12,330	459,909
NIKE, Inc., Class B	44,719	2,606,670
Polo Ralph Lauren Corp., Class A	7,228	709,139
VF Corp.	10,509	962,414

		7,802,722
Auto Parts - 0.28%
AutoZone, Inc. *	5,635	769,854
Genuine Parts Company	20,096	996,762
Johnson Controls, Inc.	23,272	2,694,199

		4,460,815
Auto Services - 0.02%
AutoNation, Inc. *	17,821	399,903

Automobiles - 0.45%
Ford Motor Company	221,764	2,089,017
General Motors Corp.	66,730	2,522,394
PACCAR, Inc.	29,289	2,549,314

		7,160,725
Banking - 4.59%
Bank of America Corp.	523,437	25,590,835
Bank of New York Company, Inc.	89,166	3,695,039
BB&T Corp.	63,996	2,603,357
Comerica, Inc.	18,394	1,093,891
Commerce Bancorp, Inc.	22,573	834,975

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Compass Bancshares, Inc.	15,535	$1,071,604
Fifth Third Bancorp	64,882	2,580,357
First Horizon National Corp.	14,832	578,448
Hudson City Bancorp, Inc.	57,151	698,385
Huntington BancShares, Inc.	27,825	632,741
KeyCorp	46,271	1,588,484
M&T Bank Corp.	8,937	955,365
Marshall & Ilsley Corp.	30,562	1,455,668
National City Corp.	67,911	2,262,795
Northern Trust Corp.	22,256	1,429,726
Regions Financial Corp.	83,120	2,751,272
Sovereign Bancorp, Inc.	42,593	900,416
SunTrust Banks, Inc.	42,064	3,606,567
US Bancorp	205,083	6,757,485
Wachovia Corp.	225,681	11,566,151
Zions Bancorp	12,974	997,830

		73,651,391
Biotechnology - 0.80%
Amgen, Inc. *	136,781	7,562,621
Applera Corp.	21,650	661,191
Biogen Idec, Inc. *	40,358	2,159,153
Genzyme Corp. *	31,004	1,996,658
Millipore Corp. *	6,367	478,098

		12,857,721
Broadcasting - 0.68%
CBS Corp., Class B	86,405	2,879,015
Clear Channel Communications, Inc.	58,547	2,214,248
News Corp., Class A	274,731	5,827,044

		10,920,307
Building Materials & Construction - 0.16%
American Standard Companies, Inc.	20,742	1,223,363
Masco Corp.	44,550	1,268,339

		2,491,702
Business Services - 1.36%
Affiliated Computer Services, Inc., Class A *	11,697	663,454
Automatic Data Processing, Inc.	65,255	3,162,910
Computer Sciences Corp. *	20,431	1,208,494
Convergys Corp. *	16,148	391,428
Electronic Data Systems Corp.	60,020	1,664,355
Equifax, Inc.	17,158	762,158
First Data Corp.	88,983	2,907,075
Fiserv, Inc. *	19,838	1,126,798
Fluor Corp.	10,401	1,158,359
H & R Block, Inc.	38,089	890,140
Moody's Corp.	27,128	1,687,362
NCR Corp. *	21,219	1,114,846
Paychex, Inc.	40,094	1,568,477
Pitney Bowes, Inc.	25,907	1,212,966
R.R. Donnelley & Sons Company	25,961	1,129,563
Robert Half International, Inc.	19,609	715,728

The accompanying notes are an integral part of the financial statements. 26

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Unisys Corp. *	41,018	$374,904

		21,739,017
Cable and Television - 1.60%
Comcast Corp., Class A *	367,067	10,321,924
DIRECTV Group, Inc. *	90,938	2,101,577
E.W. Scripps Company, Class A	9,832	449,224
Time Warner, Inc.	446,497	9,394,297
Viacom, Inc., Class B *	81,283	3,383,811

		25,650,833
Cellular Communications - 0.47%
ALLTEL Corp.	40,750	2,752,663
Motorola, Inc.	273,010	4,832,277

		7,584,940
Chemicals - 1.23%
Air Products & Chemicals, Inc.	25,549	2,053,373
Ashland, Inc.	6,590	421,430
Dow Chemical Company	112,435	4,971,876
E.I. Du Pont de Nemours & Company	108,948	5,538,916
Eastman Chemical Company	9,923	638,347
Hercules, Inc. *	13,752	270,227
PPG Industries, Inc.	19,364	1,473,794
Praxair, Inc.	37,591	2,706,176
Rohm & Haas Company	16,788	917,968
Sigma-Aldrich Corp.	15,489	660,916

		19,653,023
Coal - 0.16%
CONSOL Energy, Inc.	21,478	990,351
Peabody Energy Corp.	31,253	1,512,020

		2,502,371
Commercial Services - 0.05%
CB Richard Ellis Group, Inc. *	22,116	807,234

Computers & Business Equipment - 5.34%
Apple, Inc. *	102,021	12,450,643
Cisco Systems, Inc. *	716,107	19,943,580
Cognizant Technology Solutions Corp.,
Class A *	16,956	1,273,226
Dell, Inc. *	267,938	7,649,630
EMC Corp. *	247,514	4,480,003
Hewlett-Packard Company	308,899	13,783,073
International Business Machines Corp.	161,123	16,958,196
Juniper Networks, Inc. *	66,795	1,681,230
Lexmark International, Inc. *	11,154	550,004
Network Appliance, Inc. *	43,767	1,277,996
SanDisk Corp. *	26,918	1,317,367
Sun Microsystems, Inc. *	421,112	2,215,049
Xerox Corp. *	110,560	2,043,149

		85,623,146
Construction & Mining Equipment - 0.17%
National Oilwell, Inc. *	20,950	2,183,828

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment
(continued)
Rowan Companies, Inc.	13,050	$534,789

		2,718,617
Construction Materials - 0.13%
Sherwin-Williams Company	12,912	858,261
Vulcan Materials Company	11,240	1,287,429

		2,145,690
Containers & Glass - 0.13%
Ball Corp.	12,042	640,273
Bemis Company, Inc.	12,337	409,342
Pactiv Corp. *	15,379	490,436
Sealed Air Corp.	19,055	591,086

		2,131,137
Cosmetics & Toiletries - 2.07%
Avon Products, Inc.	51,763	1,902,290
Colgate-Palmolive Company	60,331	3,912,466
Estee Lauder Companies, Inc., Class A	13,916	633,317
International Flavors & Fragrances, Inc.	9,159	477,550
Kimberly-Clark Corp.	53,801	3,598,749
Procter & Gamble Company	371,417	22,727,006

		33,251,378
Crude Petroleum & Natural Gas - 1.59%
Apache Corp.	39,060	3,186,905
Chesapeake Energy Corp.	48,296	1,671,042
Devon Energy Corp.	52,466	4,107,563
EOG Resources, Inc.	28,850	2,107,781
Marathon Oil Corp.	80,908	4,851,244
Occidental Petroleum Corp.	98,349	5,692,440
Sunoco, Inc.	14,325	1,141,416
XTO Energy, Inc.	45,218	2,717,602

		25,475,993
Drugs & Health Care - 0.57%
Wyeth	158,662	9,097,679

Educational Services - 0.06%
Apollo Group, Inc., Class A *	16,507	964,504

Electrical Equipment - 0.40%
Cooper Industries, Ltd., Class A	21,590	1,232,573
Emerson Electric Company	93,802	4,389,934
Molex, Inc.	16,753	502,757
Tektronix, Inc.	9,639	325,220

		6,450,484
Electrical Utilities - 2.68%
Allegheny Energy, Inc. *	19,546	1,011,310
Ameren Corp.	24,329	1,192,364
American Electric Power Company, Inc.	47,035	2,118,456
CenterPoint Energy, Inc.	37,837	658,364
CMS Energy Corp.	26,480	455,456
Consolidated Edison, Inc.	31,908	1,439,689
Constellation Energy Group	21,311	1,857,680
Dominion Resources, Inc.	41,320	3,566,329

The accompanying notes are an integral part of the financial statements.  27

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
DTE Energy Company	20,767	$1,001,385
Dynegy, Inc., Class A *	47,450	447,928
Edison International	38,430	2,156,692
Entergy Corp.	23,267	2,497,712
Exelon Corp.	79,339	5,760,011
FirstEnergy Corp.	35,955	2,327,367
FPL Group, Inc.	47,937	2,719,945
Integrys Energy Group, Inc.	8,927	452,867
PG&E Corp.	41,459	1,878,093
Pinnacle West Capital Corp.	11,823	471,147
PPL Corp.	45,422	2,125,295
Public Service Enterprise Group, Inc.	29,814	2,617,073
TECO Energy, Inc.	24,721	424,707
The AES Corp. *	78,742	1,722,875
The Southern Company	88,676	3,040,700
Xcel Energy, Inc.	48,232	987,309

		42,930,754
Electronics - 0.47%
Agilent Technologies, Inc. *	46,703	1,795,263
Harman International Industries, Inc.	7,684	897,491
Jabil Circuit, Inc.	21,139	466,538
L-3 Communications Holdings, Inc.	14,736	1,435,139
Solectron Corp. *	106,632	392,406
Thermo Electron Corp. *	49,767	2,573,949

		7,560,786
Energy - 0.60%
Duke Energy Corp.	148,554	2,718,538
Progress Energy, Inc.	29,983	1,366,925
Sempra Energy	31,116	1,843,001
TXU Corp.	54,157	3,644,766

		9,573,230
Financial Services - 10.06%
American Express Company	140,198	8,577,314
Ameriprise Financial, Inc.	27,748	1,763,940
Bear Stearns Companies, Inc.	14,040	1,965,600
Capital One Financial Corp.	48,741	3,823,244
Charles Schwab Corp.	119,346	2,448,980
Chicago Merchantile Exchange Holdings, Inc.	4,188	2,237,900
CIT Group, Inc.	22,621	1,240,309
Citigroup, Inc.	583,434	29,924,330
Countrywide Financial Corp.	69,991	2,544,173
E*TRADE Financial Corp. *	50,349	1,112,209
Federal Home Loan Mortgage Corp.	78,029	4,736,360
Federal National Mortgage Association	114,771	7,497,989
Federated Investors, Inc., Class B	10,447	400,433
Fidelity National Information Services, Inc.	19,296	1,047,387
Franklin Resources, Inc.	19,433	2,574,290
Goldman Sachs Group, Inc.	48,179	10,442,798
Janus Capital Group, Inc.	21,869	608,833
JP Morgan Chase & Company	402,932	19,522,055
Legg Mason, Inc.	15,512	1,526,071

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Lehman Brothers Holdings, Inc.	62,823	$4,681,570
Mellon Financial Corp.	49,107	2,160,708
Merrill Lynch & Company, Inc.	102,712	8,584,669
Morgan Stanley (c)	124,312	10,427,291
PNC Financial Services Group, Inc.	40,683	2,912,089
SLM Corp.	48,527	2,794,185
State Street Corp. (c)	39,676	2,713,838
Synovus Financial Corp.	38,567	1,184,007
T. Rowe Price Group, Inc.	31,330	1,625,714
Washington Mutual, Inc.	104,862	4,471,316
Wells Fargo & Company	393,924	13,854,307
Western Union Company	91,135	1,898,342

		161,302,251
Food & Beverages - 3.11%
Campbell Soup Company	25,592	993,226
Coca-Cola Enterprises, Inc.	32,902	789,648
ConAgra Foods, Inc.	58,750	1,578,025
Constellation Brands, Inc., Class A *	22,787	553,268
Dean Foods Company *	15,333	488,663
General Mills, Inc.	40,854	2,386,691
H.J. Heinz Company	38,316	1,818,861
Hershey Company	20,220	1,023,536
Kellogg Company	29,546	1,530,187
Kraft Foods, Inc., Class A	189,206	6,669,511
McCormick & Company, Inc.	15,356	586,292
Pepsi Bottling Group, Inc.	15,518	522,646
PepsiCo, Inc.	192,132	12,459,760
Sara Lee Corp.	86,644	1,507,606
Sysco Corp.	72,888	2,404,575
The Coca-Cola Company	237,032	12,399,144
Tyson Foods, Inc., Class A	29,818	687,007
William Wrigley Jr. Company	25,431	1,406,589

		49,805,235
Forest Products - 0.13%
Weyerhaeuser Company	25,467	2,010,110

Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	20,894	460,713

Gas & Pipeline Utilities - 0.53%
El Paso Corp.	82,594	1,423,095
KeySpan Corp.	20,731	870,287
Nicor, Inc. (a)	5,311	227,948
NiSource, Inc.	32,326	669,472
Questar Corp.	20,336	1,074,758
Spectra Energy Corp.	74,524	1,934,643
Williams Companies, Inc.	70,636	2,233,510

		8,433,713
Healthcare Products - 2.93%
Bausch & Lomb, Inc.	6,409	445,041
Baxter International, Inc.	76,847	4,329,560
Becton, Dickinson & Company	28,896	2,152,752

The accompanying notes are an integral part of the financial statements. 28

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Biomet, Inc.	28,956	$1,323,868
Boston Scientific Corp. *	139,955	2,146,910
C.R. Bard, Inc.	12,181	1,006,516
Johnson & Johnson	341,650	21,052,473
Medtronic, Inc.	135,827	7,043,988
Patterson Companies, Inc. *	16,411	611,638
St. Jude Medical, Inc. *	39,905	1,655,659
Stryker Corp.	35,223	2,222,219
Varian Medical Systems, Inc. *	15,035	639,138
Zimmer Holdings, Inc. *	27,928	2,370,808

		47,000,570
Healthcare Services - 1.77%
Cardinal Health, Inc.	45,369	3,204,866
Coventry Health Care, Inc. *	18,440	1,063,066
Express Scripts, Inc. *	32,134	1,607,021
Humana, Inc. *	19,820	1,207,236
IMS Health, Inc.	23,146	743,681
Laboratory Corp. of America Holdings *	13,871	1,085,545
McKesson Corp.	34,842	2,077,977
Medco Health Solutions, Inc. *	33,042	2,576,946
Quest Diagnostics, Inc.	18,637	962,601
UnitedHealth Group, Inc.	158,059	8,083,137
WellPoint, Inc. *	72,381	5,778,175

		28,390,251
Holdings Companies/Conglomerates - 3.17%
General Electric Company	1,213,492	46,452,474
Loews Corp.	52,574	2,680,222
Textron, Inc.	14,796	1,629,188

		50,761,884
Homebuilders - 0.17%
Centex Corp.	14,088	564,929
D.R. Horton, Inc.	32,233	642,404
KB Home	9,061	356,732
Lennar Corp., Class A	16,423	600,425
Pulte Homes, Inc.	25,059	562,574

		2,727,064
Hotels & Restaurants - 1.14%
Darden Restaurants, Inc.	16,676	733,577
Hilton Hotels Corp.	45,972	1,538,683
Marriott International, Inc., Class A	38,734	1,674,858
McDonald's Corp.	140,818	7,147,922
Starbucks Corp. *	87,375	2,292,720
Starwood Hotels & Resorts Worldwide, Inc.	25,371	1,701,633
Wendy's International, Inc.	10,292	378,231
Wyndham Worldwide Corp. *	21,503	779,699
Yum! Brands, Inc.	61,782	2,021,507

		18,268,830
Household Appliances - 0.11%
Black & Decker Corp.	7,781	687,140

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Appliances (continued)
Whirlpool Corp.	9,309	$1,035,161

		1,722,301
Household Products - 0.22%
Fortune Brands, Inc.	18,018	1,484,143
Newell Rubbermaid, Inc.	32,896	968,129
The Clorox Company	17,900	1,111,590

		3,563,862
Industrial Machinery - 1.17%
Caterpillar, Inc.	75,535	5,914,391
Cummins, Inc.	12,299	1,244,782
Deere & Company	26,537	3,204,077
Dover Corp.	24,111	1,233,278
Ingersoll-Rand Company, Class A	35,577	1,950,331
ITT Corp.	21,434	1,463,514
Pall Corp.	14,460	665,015
Parker-Hannifin Corp.	13,662	1,337,646
Terex Corp. *	12,161	988,689
W.W. Grainger, Inc.	8,378	779,573

		18,781,296
Insurance - 4.83%
ACE, Ltd.	38,399	2,400,705
Aetna, Inc.	60,910	3,008,954
AFLAC, Inc.	57,694	2,965,472
Allstate Corp.	71,644	4,406,822
Ambac Financial Group, Inc.	12,022	1,048,198
American International Group, Inc.	305,991	21,428,550
Aon Corp.	34,632	1,475,670
Assurant, Inc.	11,704	689,600
Chubb Corp.	47,355	2,563,800
CIGNA Corp.	33,946	1,772,660
Cincinnati Financial Corp.	20,250	878,850
Genworth Financial, Inc., Class A	49,343	1,697,399
Hartford Financial Services Group, Inc.	37,351	3,679,447
Lincoln National Corp.	31,938	2,266,001
Marsh & McLennan Companies, Inc.	65,512	2,023,011
MBIA, Inc.	15,428	959,930
MetLife, Inc.	87,473	5,640,259
MGIC Investment Corp.	9,798	557,114
Principal Financial Group, Inc.	31,586	1,841,148
Progressive Corp.	86,838	2,078,033
Prudential Financial, Inc.	55,153	5,362,526
SAFECO Corp.	12,524	779,744
The Travelers Companies, Inc.	78,319	4,190,067
Torchmark Corp.	11,264	754,688
UnumProvident Corp.	40,434	1,055,732
XL Capital, Ltd., Class A	21,932	1,848,648

		77,373,028
International Oil - 6.43%
Anadarko Petroleum Corp.	54,720	2,844,893
Chevron Corp.	253,503	21,355,093
ConocoPhillips	192,778	15,133,073

The accompanying notes are an integral part of the financial statements. 29

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Exxon Mobil Corp.	664,446	$55,733,730
Hess Corp.	32,184	1,897,569
Murphy Oil Corp.	22,190	1,318,974
Nabors Industries, Ltd. *	33,205	1,108,383
Noble Corp.	15,808	1,541,596
Weatherford International, Ltd. *	39,785	2,197,723

		103,131,034
Internet Content - 1.08%
Google, Inc., Class A *	25,723	13,462,904
Yahoo!, Inc. *	142,657	3,870,284

		17,333,188
Internet Retail - 0.48%
Amazon.com, Inc. *	36,684	2,509,552
eBay, Inc. *	133,518	4,296,609
IAC/InterActiveCorp. *	25,773	892,004

		7,698,165
Internet Software - 0.19%
Symantec Corp. *	106,275	2,146,755
VeriSign, Inc. *	28,914	917,441

		3,064,196
Leisure Time - 1.00%
Brunswick Corp.	10,658	347,771
Carnival Corp.	52,182	2,544,916
Electronic Arts, Inc. *	36,570	1,730,492
Harrah's Entertainment, Inc.	22,019	1,877,340
International Game Technology	39,212	1,556,716
Walt Disney Company	233,734	7,979,679

		16,036,914
Life Sciences - 0.07%
PerkinElmer, Inc.	14,126	368,124
Waters Corp. *	11,901	706,443

		1,074,567
Liquor - 0.37%
Anheuser-Busch Companies, Inc.	89,618	4,674,475
Brown Forman Corp., Class B	9,295	679,279
Molson Coors Brewing Company, Class B	5,585	516,389

		5,870,143
Manufacturing - 1.92%
3M Company	84,948	7,372,637
Danaher Corp.	28,082	2,120,191
Eaton Corp.	17,280	1,607,040
Harley-Davidson, Inc.	30,378	1,810,833
Honeywell International, Inc.	91,968	5,175,959
Illinois Tool Works, Inc.	48,592	2,633,200
Rockwell Automation, Inc.	18,607	1,292,070
Snap-on, Inc.	6,838	345,387
Stanley Works	9,835	596,985
Tyco International, Ltd.	233,832	7,901,183

		30,855,485

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals - 0.06%
Manor Care, Inc.	8,630	$563,453
Tenet Healthcare Corp. *	55,793	363,212

		926,665
Metal & Metal Products - 0.12%
Precision Castparts Corp.	16,229	1,969,551

Mining - 0.36%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	44,281	3,667,352
Newmont Mining Corp.	53,208	2,078,305

		5,745,657
Office Furnishings & Supplies - 0.13%
Avery Dennison Corp.	10,808	718,516
Office Depot, Inc. *	32,612	988,144
OfficeMax, Inc.	8,887	349,259

		2,055,919
Paper - 0.27%
International Paper Company	51,375	2,006,194
MeadWestvaco Corp.	21,755	768,387
Plum Creek Timber Company, Inc.	20,849	868,569
Temple-Inland, Inc.	12,481	767,956

		4,411,106
Petroleum Services - 1.90%
Baker Hughes, Inc.	37,784	3,178,768
BJ Services Company	34,599	983,996
ENSCO International, Inc.	17,585	1,072,861
Halliburton Company	107,813	3,719,549
Schlumberger, Ltd.	139,012	11,807,679
Smith International, Inc.	23,646	1,386,601
Transocean, Inc. *	33,987	3,601,942
Valero Energy Corp.	64,754	4,782,730

		30,534,126
Pharmaceuticals - 4.83%
Abbott Laboratories	181,686	9,729,285
Allergan, Inc.	36,272	2,090,718
AmerisourceBergen Corp.	22,538	1,114,955
Barr Pharmaceuticals, Inc. *	12,945	650,227
Bristol-Myers Squibb Company	232,134	7,326,149
Celgene Corp. *	44,809	2,568,900
Eli Lilly & Company	116,372	6,502,867
Forest Laboratories, Inc. *	37,492	1,711,510
Gilead Sciences, Inc. *	110,146	4,270,361
Hospira, Inc. *	18,378	717,477
King Pharmaceuticals, Inc. *	28,740	588,020
Merck & Company, Inc.	255,631	12,730,424
Mylan Laboratories, Inc.	29,300	532,967
Pfizer, Inc.	827,807	21,167,025
Schering-Plough Corp.	175,674	5,347,517
Watson Pharmaceuticals, Inc. *	12,093	393,385

		77,441,787

The accompanying notes are an integral part of the financial statements. 30

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Photography - 0.06%
Eastman Kodak Company (a)	33,933	$944,355

Publishing - 0.36%
Dow Jones & Company, Inc.	7,709	442,882
Gannett Company, Inc.	27,679	1,520,961
McGraw-Hill Companies, Inc.	40,481	2,755,946
Meredith Corp.	4,595	283,052
The New York Times Company, Class A (a)	16,975	431,165
Tribune Company	9,967	293,030

		5,727,036
Railroads & Equipment - 0.75%
Burlington Northern Santa Fe Corp.	42,004	3,576,221
CSX Corp.	51,563	2,324,460
Norfolk Southern Corp.	46,381	2,438,249
Union Pacific Corp.	31,935	3,677,315

		12,016,245
Real Estate - 1.12%
Apartment Investment & Management
Company, Class A, REIT	11,459	577,763
Archstone-Smith Trust, REIT	26,293	1,554,179
Avalon Bay Communities, Inc., REIT	9,394	1,116,759
Boston Properties, Inc., REIT	14,037	1,433,599
Developers Diversified Realty Corp., REIT	14,738	776,840
Equity Residential, REIT	34,294	1,564,835
General Growth Properties, Inc., REIT	29,000	1,535,550
Host Hotels & Resorts, Inc., REIT	61,576	1,423,638
Kimco Realty Corp., REIT	26,753	1,018,487
ProLogis, REIT	30,266	1,722,135
Public Storage, Inc., REIT	14,478	1,112,200
Simon Property Group, Inc., REIT	26,349	2,451,511
Vornado Realty Trust, REIT	15,405	1,692,085

		17,979,581
Retail Grocery - 0.37%
Safeway, Inc.	52,087	1,772,521
SUPERVALU, Inc.	24,511	1,135,349
The Kroger Company	83,504	2,348,968
Whole Foods Market, Inc. (a)	16,674	638,614

		5,895,452
Retail Trade - 4.56%
Abercrombie & Fitch Company, Class A	10,409	759,649
Bed Bath & Beyond, Inc. *	32,306	1,162,693
Best Buy Company, Inc.	47,749	2,228,446
Big Lots, Inc. *	12,915	379,959
Circuit City Stores, Inc.	16,312	245,985
Costco Wholesale Corp.	52,682	3,082,951
CVS Caremark Corp.	182,055	6,635,905
Dillard's, Inc., Class A	7,184	258,121
Dollar General Corp.	37,140	814,109
Family Dollar Stores, Inc.	17,788	610,484
Gap, Inc.	62,534	1,194,399
Home Depot, Inc.	232,851	9,162,687

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
J.C. Penney Company, Inc.	26,537	$1,920,748
Kohl's Corp. *	38,054	2,702,976
Limited Brands, Inc.	40,366	1,108,047
Lowe's Companies, Inc.	177,520	5,448,089
Macy's, Inc.	54,212	2,156,553
Nordstrom, Inc.	26,475	1,353,402
RadioShack Corp.	15,989	529,875
Sears Holdings Corp. *	9,713	1,646,353
Staples, Inc.	84,361	2,001,886
Target Corp.	100,433	6,387,539
The TJX Companies, Inc.	53,652	1,475,430
Tiffany & Company (a)	16,129	855,805
Walgreen Company	118,048	5,139,810
Wal-Mart Stores, Inc.	285,933	13,756,237

		73,018,138
Sanitary Services - 0.23%
Allied Waste Industries, Inc. *	30,111	405,294
Ecolab, Inc.	20,673	882,737
Waste Management, Inc.	61,031	2,383,261

		3,671,292
Semiconductors - 2.66%
Advanced Micro Devices, Inc. *	64,924	928,413
Altera Corp.	41,880	926,804
Analog Devices, Inc.	38,581	1,452,189
Applied Materials, Inc.	163,004	3,238,889
Broadcom Corp., Class A *	54,878	1,605,181
Intel Corp.	685,292	16,282,538
KLA-Tencor Corp.	22,602	1,241,980
Linear Technology Corp. (a)	29,939	1,083,193
LSI Logic Corp. *	90,862	682,374
Maxim Integrated Products, Inc.	37,826	1,263,767
MEMC Electronic Materials, Inc. *	26,467	1,617,663
Micron Technology, Inc. *	89,213	1,117,839
National Semiconductor Corp.	32,910	930,366
Novellus Systems, Inc. *	14,904	422,826
NVIDIA Corp. *	42,806	1,768,316
QLogic Corp. *	18,761	312,371
Teradyne, Inc. *	22,377	393,388
Texas Instruments, Inc.	169,107	6,363,496
Xilinx, Inc.	35,136	940,591

		42,572,184
Software - 2.94%
Adobe Systems, Inc. *	69,356	2,784,643
Autodesk, Inc. *	27,270	1,283,872
BMC Software, Inc. *	24,058	728,957
CA, Inc.	48,518	1,253,220
Citrix Systems, Inc. *	21,300	717,171
Compuware Corp. *	35,521	421,279
Intuit, Inc. *	40,406	1,215,413
Microsoft Corp.	993,000	29,263,710
Novell, Inc. *	41,081	320,021

The accompanying notes are an integral part of the financial statements. 31

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oracle Corp. *	466,902	$9,202,638

		47,190,924
Steel - 0.30%
Allegheny Technologies, Inc.	12,049	1,263,699
Nucor Corp.	35,586	2,087,119
United States Steel Corp.	13,955	1,517,606

		4,868,424
Telecommunications Equipment &
Services - 1.95%
Avaya, Inc. *	53,061	893,547
Ciena Corp. *	10,072	363,901
Citizens Communications Company	40,388	616,725
Corning, Inc. *	185,511	4,739,806
Embarq Corp.	17,818	1,129,127
JDS Uniphase Corp. *	24,910	334,541
QUALCOMM, Inc.	196,596	8,530,300
Tellabs, Inc. *	51,635	555,593
Verizon Communications, Inc.	342,453	14,098,790

		31,262,330
Telephone - 2.53%
AT&T, Inc.	727,230	30,180,045
CenturyTel, Inc.	12,918	633,628
Qwest Communications International, Inc. *	183,215	1,777,185
Sprint Nextel Corp.	341,305	7,068,427
Windstream Corp.	56,231	829,970

		40,489,255
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	24,334	845,850

Tobacco - 1.23%
Altria Group, Inc.	248,079	17,400,261
Reynolds American, Inc.	20,181	1,315,801
UST, Inc.	18,892	1,014,690

		19,730,752
Toys, Amusements & Sporting Goods - 0.11%
Hasbro, Inc.	18,798	590,445
Mattel, Inc.	46,395	1,173,330

		1,763,775
Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	20,189	1,060,326

Trucking & Freight - 0.84%
FedEx Corp.	36,305	4,028,766
Ryder Systems, Inc.	7,213	388,059
United Parcel Service, Inc., Class B	124,915	9,118,795

		13,535,620

TOTAL COMMON STOCKS (Cost $1,231,098,363)		$1,575,853,235

SHORT TERM INVESTMENTS - 1.99%
Federal National Mortgage Association Discount
Notes
zero coupon due 07/18/2007	$24,400,000	$24,337,536

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash Investment Trust (c)	$4,051,530	$4,051,530
Siemens Capital Company, LLC
5.37% due 07/02/2007	1,474,000	1,473,560
U. S. Treasury Bill
zero coupon due 08/16/2007 ****	2,000,000	1,987,728

TOTAL SHORT TERM INVESTMENTS
(Cost $31,850,354)		$31,850,354

Total Investments (500 Index Trust)
(Cost $1,262,948,717) - 100.31%		$1,607,703,589
Liabilities in Excess of Other Assets - (0.31)%		(4,893,901)

TOTAL NET ASSETS - 100.00%		$1,602,809,688

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.99%
Advertising - 0.21%
Interpublic Group of Companies, Inc. (The) *	44,743	$510,070
Monster Worldwide, Inc. *	12,553	515,928
Omnicom Group, Inc.	31,888	1,687,513

		2,713,511
Aerospace - 2.08%
Boeing Company	75,660	7,275,466
General Dynamics Corp.	38,944	3,046,200
Goodrich Corp.	11,963	712,516
Lockheed Martin Corp.	34,082	3,208,139
Northrop Grumman Corp.	33,145	2,581,001
Raytheon Company	42,641	2,297,923
Rockwell Collins, Inc.	16,054	1,134,054
United Technologies Corp.	95,515	6,774,879

		27,030,178
Agriculture - 0.43%
Archer-Daniels-Midland Company	62,715	2,075,239
Monsanto Company	52,196	3,525,318

		5,600,557
Air Travel - 0.09%
Southwest Airlines Company	75,314	1,122,932

Aluminum - 0.26%
Alcoa, Inc.	83,523	3,385,187

Apparel & Textiles - 0.49%
Cintas Corp.	12,977	511,683
Coach, Inc. *	35,670	1,690,401
Jones Apparel Group, Inc.	10,411	294,111
Liz Claiborne, Inc.	9,918	369,942
NIKE, Inc., Class B	36,394	2,121,406
Polo Ralph Lauren Corp., Class A	5,893	578,162
VF Corp.	8,607	788,229

		6,353,934

The accompanying notes are an integral part of the financial statements. 32

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.28%
AutoZone, Inc. *	4,580	$625,719
Genuine Parts Company	16,275	807,240
Johnson Controls, Inc.	18,949	2,193,726

		3,626,685
Auto Services - 0.02%
AutoNation, Inc. *	14,423	323,652

Automobiles - 0.45%
Ford Motor Company	180,803	1,703,164
General Motors Corp.	54,424	2,057,227
PACCAR, Inc.	23,840	2,075,034

		5,835,425
Banking - 4.63%
Bank of America Corp.	426,459	20,849,580
Bank of New York Company, Inc.	72,648	3,010,533
BB&T Corp.	52,145	2,121,259
Comerica, Inc.	15,020	893,239
Commerce Bancorp, Inc.	18,390	680,246
Compass Bancshares, Inc.	12,638	871,769
Fifth Third Bancorp	52,804	2,100,015
First Horizon National Corp.	12,294	479,466
Hudson City Bancorp, Inc.	46,307	565,871
Huntington BancShares, Inc.	22,534	512,423
KeyCorp	37,821	1,298,395
M&T Bank Corp.	7,314	781,867
Marshall & Ilsley Corp.	24,883	1,185,177
National City Corp.	55,347	1,844,162
Northern Trust Corp.	18,045	1,159,211
Regions Financial Corp.	67,708	2,241,135
Sovereign Bancorp, Inc.	34,519	729,732
SunTrust Banks, Inc.	34,263	2,937,710
US Bancorp	167,085	5,505,451
Wachovia Corp.	183,871	9,423,389
Zions Bancorp	10,558	812,016

		60,002,646
Biotechnology - 0.81%
Amgen, Inc. *	111,363	6,157,260
Applera Corp.	17,553	536,069
Biogen Idec, Inc. *	32,944	1,762,504
Genzyme Corp. *	25,360	1,633,184
Millipore Corp. *	5,175	388,591

		10,477,608
Broadcasting - 0.69%
CBS Corp., Class B	70,486	2,348,594
Clear Channel Communications, Inc.	47,767	1,806,548
News Corp., Class A	223,587	4,742,280

		8,897,422
Building Materials & Construction - 0.16%
American Standard Companies, Inc.	16,906	997,116
Masco Corp.	36,180	1,030,045

		2,027,161

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 1.37%
Affiliated Computer Services, Inc., Class A *	9,474	$537,365
Automatic Data Processing, Inc.	53,143	2,575,841
Computer Sciences Corp. *	16,773	992,123
Convergys Corp. *	13,066	316,720
Electronic Data Systems Corp.	49,115	1,361,959
Equifax, Inc.	13,956	619,925
First Data Corp.	72,470	2,367,595
Fiserv, Inc. *	16,062	912,322
Fluor Corp.	8,523	949,206
H & R Block, Inc.	30,824	720,357
Moody's Corp.	22,080	1,373,376
NCR Corp. *	17,352	911,674
Paychex, Inc.	32,696	1,279,068
Pitney Bowes, Inc.	21,046	985,374
R.R. Donnelley & Sons Company	21,161	920,715
Robert Half International, Inc.	16,029	585,058
Unisys Corp. *	32,968	301,328

		17,710,006
Cable and Television - 1.61%
Comcast Corp., Class A *	299,053	8,409,370
DIRECTV Group, Inc. *	74,065	1,711,642
E.W. Scripps Company, Class A	7,964	363,875
Time Warner, Inc.	363,800	7,654,352
Viacom, Inc., Class B *	66,098	2,751,660

		20,890,899
Cellular Communications - 0.48%
ALLTEL Corp.	33,193	2,242,187
Motorola, Inc.	222,459	3,937,524

		6,179,711
Chemicals - 1.23%
Air Products & Chemicals, Inc.	20,830	1,674,107
Ashland, Inc.	5,352	342,260
Dow Chemical Company	91,613	4,051,127
E.I. Du Pont de Nemours & Company	88,714	4,510,220
Eastman Chemical Company	8,181	526,284
Hercules, Inc. *	11,086	217,840
PPG Industries, Inc.	15,812	1,203,451
Praxair, Inc.	30,634	2,205,342
Rohm & Haas Company	13,621	744,796
Sigma-Aldrich Corp.	12,617	538,367

		16,013,794
Coal - 0.16%
CONSOL Energy, Inc.	17,452	804,712
Peabody Energy Corp.	25,539	1,235,577

		2,040,289
Commercial Services - 0.05%
CB Richard Ellis Group, Inc. *	18,215	664,848

Computers & Business Equipment - 5.38%
Apple, Inc. *	83,108	10,142,500
Cisco Systems, Inc. *	583,406	16,247,857

The accompanying notes are an integral part of the financial statements. 33

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Cognizant Technology Solutions Corp.,
Class A *	13,820	$1,037,744
Dell, Inc. *	218,292	6,232,237
EMC Corp. *	201,389	3,645,141
Hewlett-Packard Company	251,644	11,228,355
International Business Machines Corp.	131,261	13,815,220
Juniper Networks, Inc. *	54,375	1,368,619
Lexmark International, Inc. *	9,190	453,159
Network Appliance, Inc. *	35,492	1,036,366
SanDisk Corp. *	22,031	1,078,197
Sun Microsystems, Inc. *	344,078	1,809,850
Xerox Corp. *	90,041	1,663,958

		69,759,203
Construction & Mining Equipment - 0.17%
National Oilwell, Inc. *	17,050	1,777,292
Rowan Companies, Inc.	10,608	434,716

		2,212,008
Construction Materials - 0.14%
Sherwin-Williams Company	10,615	705,579
Vulcan Materials Company	9,203	1,054,112

		1,759,691
Containers & Glass - 0.13%
Ball Corp.	9,883	525,479
Bemis Company, Inc.	10,030	332,796
Pactiv Corp. *	12,697	404,907
Sealed Air Corp.	15,381	477,119

		1,740,301
Cosmetics & Toiletries - 2.09%
Avon Products, Inc.	42,141	1,548,682
Colgate-Palmolive Company	49,207	3,191,074
Estee Lauder Companies, Inc., Class A	11,350	516,538
International Flavors & Fragrances, Inc.	7,439	387,869
Kimberly-Clark Corp.	43,828	2,931,655
Procter & Gamble Company	302,499	18,509,914

		27,085,732
Crude Petroleum & Natural Gas - 1.60%
Apache Corp.	31,824	2,596,520
Chesapeake Energy Corp.	39,505	1,366,873
Devon Energy Corp.	42,710	3,343,766
EOG Resources, Inc.	23,483	1,715,668
Marathon Oil Corp.	65,850	3,948,366
Occidental Petroleum Corp.	80,072	4,634,567
Sunoco, Inc.	11,726	934,328
XTO Energy, Inc.	36,800	2,211,680

		20,751,768
Drugs & Health Care - 0.57%
Wyeth	129,259	7,411,711

Educational Services - 0.06%
Apollo Group, Inc., Class A *	13,388	782,261

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.41%
Cooper Industries, Ltd., Class A	17,683	$1,009,522
Emerson Electric Company	76,507	3,580,528
Molex, Inc.	13,567	407,146
Tektronix, Inc.	7,792	262,902

		5,260,098
Electrical Utilities - 2.70%
Allegheny Energy, Inc. *	15,934	824,425
Ameren Corp.	19,965	978,485
American Electric Power Company, Inc.	38,271	1,723,726
CenterPoint Energy, Inc.	30,606	532,544
CMS Energy Corp.	21,336	366,979
Consolidated Edison, Inc.	25,933	1,170,097
Constellation Energy Group	17,419	1,518,414
Dominion Resources, Inc.	33,632	2,902,778
DTE Energy Company	16,924	816,075
Dynegy, Inc., Class A *	38,447	362,940
Edison International	31,403	1,762,336
Entergy Corp.	18,996	2,039,221
Exelon Corp.	64,599	4,689,888
FirstEnergy Corp.	29,240	1,892,705
FPL Group, Inc.	38,984	2,211,952
Integrys Energy Group, Inc.	7,397	375,250
PG&E Corp.	33,788	1,530,596
Pinnacle West Capital Corp.	9,582	381,843
PPL Corp.	37,056	1,733,850
Public Service Enterprise Group, Inc.	24,272	2,130,596
TECO Energy, Inc.	19,999	343,583
The AES Corp. *	64,116	1,402,858
The Southern Company	72,169	2,474,675
Xcel Energy, Inc.	39,583	810,264

		34,976,080
Electronics - 0.47%
Agilent Technologies, Inc. *	38,057	1,462,911
Harman International Industries, Inc.	6,307	736,658
Jabil Circuit, Inc.	17,024	375,720
L-3 Communications Holdings, Inc.	12,013	1,169,946
Solectron Corp. *	86,421	318,029
Thermo Electron Corp. *	40,527	2,096,056

		6,159,320
Energy - 0.60%
Duke Energy Corp.	120,937	2,213,147
Progress Energy, Inc.	24,547	1,119,098
Sempra Energy	25,333	1,500,473
TXU Corp.	44,110	2,968,603

		7,801,321
Financial Services - 10.13%
American Express Company	114,206	6,987,123
Ameriprise Financial, Inc.	22,587	1,435,856
Bear Stearns Companies, Inc.	11,414	1,597,960
Capital One Financial Corp.	39,708	3,114,695
Charles Schwab Corp.	97,225	1,995,057

The accompanying notes are an integral part of the financial statements. 34

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Chicago Merchantile Exchange Holdings, Inc.	3,410	$1,822,168
CIT Group, Inc.	18,525	1,015,726
Citigroup, Inc.	475,322	24,379,265
Countrywide Financial Corp.	57,016	2,072,532
E*TRADE Financial Corp. *	41,308	912,494
Federal Home Loan Mortgage Corp.	63,561	3,858,153
Federal National Mortgage Association	93,497	6,108,159
Federated Investors, Inc., Class B	8,511	326,227
Fidelity National Information Services, Inc.	15,758	855,344
Franklin Resources, Inc.	15,819	2,095,543
Goldman Sachs Group, Inc.	39,244	8,506,137
Janus Capital Group, Inc.	17,679	492,183
JP Morgan Chase & Company	328,279	15,905,118
Legg Mason, Inc.	12,693	1,248,737
Lehman Brothers Holdings, Inc.	51,174	3,813,486
Mellon Financial Corp.	40,078	1,763,432
Merrill Lynch & Company, Inc.	83,664	6,992,637
Morgan Stanley (c)	101,262	8,493,857
PNC Financial Services Group, Inc.	33,057	2,366,220
SLM Corp.	39,525	2,275,849
State Street Corp. (c)	32,325	2,211,030
Synovus Financial Corp.	31,244	959,191
T. Rowe Price Group, Inc.	25,601	1,328,436
Washington Mutual, Inc.	85,433	3,642,863
Wells Fargo & Company	320,948	11,287,741
Western Union Company	74,368	1,549,085

		131,412,304
Food & Beverages - 3.13%
Campbell Soup Company	20,861	809,615
Coca-Cola Enterprises, Inc.	26,621	638,904
ConAgra Foods, Inc.	47,801	1,283,935
Constellation Brands, Inc., Class A *	18,567	450,807
Dean Foods Company *	12,723	405,482
General Mills, Inc.	33,205	1,939,836
H.J. Heinz Company	31,348	1,488,090
Hershey Company	16,527	836,597
Kellogg Company	24,170	1,251,764
Kraft Foods, Inc., Class A	154,117	5,432,624
McCormick & Company, Inc.	12,433	474,692
Pepsi Bottling Group, Inc.	12,558	422,954
PepsiCo, Inc.	156,485	10,148,052
Sara Lee Corp.	70,766	1,231,328
Sysco Corp.	59,348	1,957,891
The Coca-Cola Company	193,068	10,099,387
Tyson Foods, Inc., Class A	24,073	554,642
William Wrigley Jr. Company	20,836	1,152,439

		40,579,039
Forest Products - 0.13%
Weyerhaeuser Company	20,735	1,636,614

Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	16,950	373,748

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities - 0.53%
El Paso Corp.	67,471	$1,162,525
KeySpan Corp.	16,774	704,173
Nicor, Inc. (a)	4,293	184,256
NiSource, Inc.	26,185	542,291
Questar Corp.	16,652	880,058
Spectra Energy Corp.	60,645	1,574,344
Williams Companies, Inc.	57,596	1,821,186

		6,868,833
Healthcare Products - 2.95%
Bausch & Lomb, Inc.	5,215	362,130
Baxter International, Inc.	62,602	3,526,997
Becton, Dickinson & Company	23,534	1,753,283
Biomet, Inc.	23,639	1,080,775
Boston Scientific Corp. *	114,045	1,749,450
C.R. Bard, Inc.	9,901	818,120
Johnson & Johnson	278,336	17,151,064
Medtronic, Inc.	110,664	5,739,035
Patterson Companies, Inc. *	13,308	495,989
St. Jude Medical, Inc. *	32,503	1,348,550
Stryker Corp.	28,685	1,809,737
Varian Medical Systems, Inc. *	12,263	521,300
Zimmer Holdings, Inc. *	22,696	1,926,663

		38,283,093
Healthcare Services - 1.78%
Cardinal Health, Inc.	36,959	2,610,784
Coventry Health Care, Inc. *	14,985	863,885
Express Scripts, Inc. *	26,192	1,309,862
Humana, Inc. *	16,144	983,331
IMS Health, Inc.	19,088	613,297
Laboratory Corp. of America Holdings *	11,298	884,182
McKesson Corp.	28,403	1,693,955
Medco Health Solutions, Inc. *	26,916	2,099,179
Quest Diagnostics, Inc.	15,129	781,413
UnitedHealth Group, Inc.	128,774	6,585,502
WellPoint, Inc. *	58,969	4,707,495

		23,132,885
Holdings Companies/Conglomerates - 3.19%
General Electric Company	988,620	37,844,373
Loews Corp.	42,817	2,182,811
Textron, Inc.	12,074	1,329,468

		41,356,652
Homebuilders - 0.17%
Centex Corp.	11,382	456,418
D.R. Horton, Inc.	26,104	520,253
KB Home	7,318	288,110
Lennar Corp., Class A	13,498	493,487
Pulte Homes, Inc.	20,283	455,353

		2,213,621
Hotels & Restaurants - 1.15%
Darden Restaurants, Inc.	13,571	596,988

The accompanying notes are an integral part of the financial statements. 35

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Hilton Hotels Corp.	37,511	$1,255,493
Marriott International, Inc., Class A	31,553	1,364,352
McDonald's Corp.	114,718	5,823,086
Starbucks Corp. *	71,197	1,868,209
Starwood Hotels & Resorts Worldwide, Inc.	20,699	1,388,282
Wendy's International, Inc.	8,282	304,363
Wyndham Worldwide Corp. *	17,442	632,447
Yum! Brands, Inc.	50,368	1,648,041

		14,881,261
Household Appliances - 0.11%
Black & Decker Corp.	6,316	557,766
Whirlpool Corp.	7,612	846,454

		1,404,220
Household Products - 0.22%
Fortune Brands, Inc.	14,612	1,203,591
Newell Rubbermaid, Inc.	26,988	794,257
The Clorox Company	14,692	912,373

		2,910,221
Industrial Machinery - 1.18%
Caterpillar, Inc.	61,502	4,815,607
Cummins, Inc.	9,991	1,011,189
Deere & Company	21,580	2,605,569
Dover Corp.	19,766	1,011,031
Ingersoll-Rand Company, Class A	28,977	1,588,519
ITT Corp.	17,571	1,199,748
Pall Corp.	11,731	539,509
Parker-Hannifin Corp.	11,153	1,091,990
Terex Corp. *	9,835	799,585
W.W. Grainger, Inc.	6,804	633,112

		15,295,859
Insurance - 4.86%
ACE, Ltd.	31,256	1,954,125
Aetna, Inc.	49,621	2,451,277
AFLAC, Inc.	47,009	2,416,263
Allstate Corp.	58,378	3,590,831
Ambac Financial Group, Inc.	9,811	855,421
American International Group, Inc.	249,299	17,458,409
Aon Corp.	28,177	1,200,622
Assurant, Inc.	9,612	566,339
Chubb Corp.	38,603	2,089,966
CIGNA Corp.	27,642	1,443,465
Cincinnati Financial Corp.	16,505	716,317
Genworth Financial, Inc., Class A	40,166	1,381,710
Hartford Financial Services Group, Inc.	30,423	2,996,970
Lincoln National Corp.	25,987	1,843,778
Marsh & McLennan Companies, Inc.	53,360	1,647,757
MBIA, Inc.	12,566	781,857
MetLife, Inc.	71,236	4,593,297
MGIC Investment Corp.	7,922	450,445
Principal Financial Group, Inc.	25,816	1,504,815
Progressive Corp.	70,559	1,688,477

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	44,907	$4,366,308
SAFECO Corp.	10,125	630,382
The Travelers Companies, Inc.	63,821	3,414,423
Torchmark Corp.	9,132	611,844
UnumProvident Corp.	33,210	867,113
XL Capital, Ltd., Class A	17,866	1,505,925

		63,028,136
International Oil - 6.48%
Anadarko Petroleum Corp.	44,563	2,316,831
Chevron Corp.	206,493	17,394,970
ConocoPhillips	157,104	12,332,664
Exxon Mobil Corp.	541,300	45,404,244
Hess Corp.	26,201	1,544,811
Murphy Oil Corp.	18,171	1,080,084
Nabors Industries, Ltd. *	27,024	902,061
Noble Corp.	12,855	1,253,620
Weatherford International, Ltd. *	32,509	1,795,797

		84,025,082
Internet Content - 1.09%
Google, Inc., Class A *	20,955	10,967,428
Yahoo!, Inc. *	116,139	3,150,851

		14,118,279
Internet Retail - 0.48%
Amazon.com, Inc. *	29,901	2,045,527
eBay, Inc. *	108,944	3,505,818
IAC/InterActiveCorp. *	21,124	731,102

		6,282,447
Internet Software - 0.19%
Symantec Corp. *	86,542	1,748,148
VeriSign, Inc. *	23,376	741,721

		2,489,869
Leisure Time - 1.01%
Brunswick Corp.	8,674	283,033
Carnival Corp.	42,529	2,074,139
Electronic Arts, Inc. *	29,888	1,414,300
Harrah's Entertainment, Inc.	17,983	1,533,231
International Game Technology	31,894	1,266,192
Walt Disney Company	190,429	6,501,246

		13,072,141
Life Sciences - 0.07%
PerkinElmer, Inc.	11,616	302,713
Waters Corp. *	9,731	577,632

		880,345
Liquor - 0.37%
Anheuser-Busch Companies, Inc.	72,915	3,803,246
Brown Forman Corp., Class B	7,508	548,685
Molson Coors Brewing Company, Class B	4,629	427,997

		4,779,928

The accompanying notes are an integral part of the financial statements. 36

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing - 1.94%
3M Company	69,193	$6,005,260
Danaher Corp.	22,956	1,733,178
Eaton Corp.	14,138	1,314,834
Harley-Davidson, Inc.	24,803	1,478,507
Honeywell International, Inc.	74,917	4,216,329
Illinois Tool Works, Inc.	39,546	2,142,998
Rockwell Automation, Inc.	15,144	1,051,599
Snap-on, Inc.	5,661	285,937
Stanley Works	8,113	492,459
Tyco International, Ltd.	190,478	6,436,252

		25,157,353
Medical-Hospitals - 0.06%
Manor Care, Inc.	7,126	465,257
Tenet Healthcare Corp. *	45,026	293,119

		758,376
Metal & Metal Products - 0.12%
Precision Castparts Corp.	13,208	1,602,923

Mining - 0.36%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	36,049	2,985,578
Newmont Mining Corp.	43,432	1,696,454

		4,682,032
Office Furnishings & Supplies - 0.13%
Avery Dennison Corp.	8,762	582,498
Office Depot, Inc. *	26,442	801,193
OfficeMax, Inc.	7,134	280,366

		1,664,057
Paper - 0.28%
International Paper Company	41,826	1,633,305
MeadWestvaco Corp.	17,816	629,261
Plum Creek Timber Company, Inc.	16,942	705,804
Temple-Inland, Inc.	10,085	620,530

		3,588,900
Petroleum Services - 1.92%
Baker Hughes, Inc.	30,776	2,589,185
BJ Services Company	28,427	808,464
ENSCO International, Inc.	14,247	869,210
Halliburton Company	87,812	3,029,514
Schlumberger, Ltd.	113,226	9,617,416
Smith International, Inc.	19,323	1,133,101
Transocean, Inc. *	27,677	2,933,208
Valero Energy Corp.	52,737	3,895,155

		24,875,253
Pharmaceuticals - 4.86%
Abbott Laboratories	148,014	7,926,150
Allergan, Inc.	29,476	1,698,997
AmerisourceBergen Corp.	18,383	909,407
Barr Pharmaceuticals, Inc. *	10,537	529,274
Bristol-Myers Squibb Company	189,121	5,968,659
Celgene Corp. *	36,482	2,091,513

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	94,805	$5,297,704
Forest Laboratories, Inc. *	30,659	1,399,583
Gilead Sciences, Inc. *	89,694	3,477,436
Hospira, Inc. *	14,853	579,861
King Pharmaceuticals, Inc. *	23,287	476,452
Merck & Company, Inc.	208,254	10,371,049
Mylan Laboratories, Inc.	24,033	437,160
Pfizer, Inc.	674,415	17,244,792
Schering-Plough Corp.	143,087	4,355,568
Watson Pharmaceuticals, Inc. *	9,825	319,607

		63,083,212
Photography - 0.06%
Eastman Kodak Company (a)	27,521	765,909

Publishing - 0.36%
Dow Jones & Company, Inc.	6,290	361,361
Gannett Company, Inc.	22,467	1,234,562
McGraw-Hill Companies, Inc.	32,968	2,244,461
Meredith Corp.	3,707	228,351
The New York Times Company, Class A (a)	13,777	349,936
Tribune Company	8,106	238,316

		4,656,987
Railroads & Equipment - 0.75%
Burlington Northern Santa Fe Corp.	34,163	2,908,638
CSX Corp.	42,040	1,895,163
Norfolk Southern Corp.	37,691	1,981,416
Union Pacific Corp.	26,042	2,998,736

		9,783,953
Real Estate - 1.13%
Apartment Investment & Management
Company, Class A, REIT	9,344	471,124
Archstone-Smith Trust, REIT	21,315	1,259,930
Avalon Bay Communities, Inc., REIT	7,660	910,621
Boston Properties, Inc., REIT	11,452	1,169,593
Developers Diversified Realty Corp., REIT	12,100	637,791
Equity Residential, REIT	28,057	1,280,241
General Growth Properties, Inc., REIT	23,500	1,244,325
Host Hotels & Resorts, Inc., REIT	50,275	1,162,358
Kimco Realty Corp., REIT	21,911	834,152
ProLogis, REIT	24,672	1,403,837
Public Storage, Inc., REIT	11,856	910,778
Simon Property Group, Inc., REIT	21,351	1,986,497
Vornado Realty Trust, REIT	12,565	1,380,139

		14,651,386
Retail Grocery - 0.37%
Safeway, Inc.	42,460	1,444,914
SUPERVALU, Inc.	20,102	931,124
The Kroger Company	68,075	1,914,950
Whole Foods Market, Inc. (a)	13,450	515,135

		4,806,123

The accompanying notes are an integral part of the financial statements. 37

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 4.59%
Abercrombie & Fitch Company, Class A	8,431	$615,294
Bed Bath & Beyond, Inc. *	26,297	946,429
Best Buy Company, Inc.	38,964	1,818,450
Big Lots, Inc. *	10,509	309,175
Circuit City Stores, Inc.	13,621	205,405
Costco Wholesale Corp.	42,868	2,508,635
CVS Caremark Corp.	148,309	5,405,863
Dillard's, Inc., Class A	5,854	210,334
Dollar General Corp.	30,413	666,653
Family Dollar Stores, Inc.	14,531	498,704
Gap, Inc.	51,017	974,425
Home Depot, Inc.	189,700	7,464,695
J.C. Penney Company, Inc.	21,673	1,568,692
Kohl's Corp. *	30,972	2,199,941
Limited Brands, Inc.	33,144	909,803
Lowe's Companies, Inc.	144,616	4,438,265
Macy's, Inc.	44,285	1,761,657
Nordstrom, Inc.	21,565	1,102,403
RadioShack Corp.	13,021	431,516
Sears Holdings Corp. *	7,928	1,343,796
Staples, Inc.	68,527	1,626,146
Target Corp.	81,784	5,201,462
The TJX Companies, Inc.	43,512	1,196,580
Tiffany & Company	13,200	700,392
Walgreen Company	96,155	4,186,589
Wal-Mart Stores, Inc.	232,892	11,204,434

		59,495,738
Sanitary Services - 0.23%
Allied Waste Industries, Inc. *	24,340	327,616
Ecolab, Inc.	17,005	726,114
Waste Management, Inc.	49,723	1,941,683

		2,995,413
Semiconductors - 2.67%
Advanced Micro Devices, Inc. *	52,976	757,557
Altera Corp.	34,072	754,013
Analog Devices, Inc.	31,469	1,184,493
Applied Materials, Inc.	132,847	2,639,670
Broadcom Corp., Class A *	44,595	1,304,404
Intel Corp.	558,407	13,267,750
KLA-Tencor Corp.	18,429	1,012,673
Linear Technology Corp. (a)	24,426	883,733
LSI Logic Corp. *	73,628	552,946
Maxim Integrated Products, Inc.	30,666	1,024,551
MEMC Electronic Materials, Inc. *	21,563	1,317,931
Micron Technology, Inc. *	73,207	917,284
National Semiconductor Corp.	26,684	754,357
Novellus Systems, Inc. *	11,999	340,412
NVIDIA Corp. *	34,879	1,440,851
QLogic Corp. *	15,157	252,364
Teradyne, Inc. *	18,160	319,253
Texas Instruments, Inc.	137,877	5,188,311

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Xilinx, Inc.	28,662	$767,282

		34,679,835
Software - 2.96%
Adobe Systems, Inc. *	56,548	2,270,402
Autodesk, Inc. *	22,162	1,043,387
BMC Software, Inc. *	19,449	589,305
CA, Inc.	39,332	1,015,946
Citrix Systems, Inc. *	17,262	581,211
Compuware Corp. *	28,923	343,027
Intuit, Inc. *	33,140	996,851
Microsoft Corp.	808,994	23,841,053
Novell, Inc. *	33,951	264,478
Oracle Corp. *	380,359	7,496,876

		38,442,536
Steel - 0.31%
Allegheny Technologies, Inc.	9,775	1,025,202
Nucor Corp.	28,969	1,699,032
United States Steel Corp.	11,402	1,239,967

		3,964,201
Telecommunications Equipment &
Services - 1.96%
Avaya, Inc. *	43,339	729,829
Ciena Corp. *	8,125	293,556
Citizens Communications Company	33,183	506,704
Corning, Inc. *	151,139	3,861,601
Embarq Corp.	14,423	913,986
JDS Uniphase Corp. *	20,156	270,695
QUALCOMM, Inc.	160,189	6,950,601
Tellabs, Inc. *	41,773	449,478
Verizon Communications, Inc.	278,952	11,484,454

		25,460,904
Telephone - 2.54%
AT&T, Inc.	592,449	24,586,633
CenturyTel, Inc.	10,593	519,587
Qwest Communications International, Inc. *	149,914	1,454,166
Sprint Nextel Corp.	278,065	5,758,726
Windstream Corp.	45,528	671,993

		32,991,105
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	19,807	688,491

Tobacco - 1.24%
Altria Group, Inc.	202,174	14,180,484
Reynolds American, Inc.	16,370	1,067,324
UST, Inc.	15,310	822,300

		16,070,108
Toys, Amusements & Sporting Goods - 0.11%
Hasbro, Inc.	15,333	481,609
Mattel, Inc.	38,054	962,386

		1,443,995

The accompanying notes are an integral part of the financial statements. 38

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	16,530	$868,156

Trucking & Freight - 0.85%
FedEx Corp.	29,566	3,280,939
Ryder Systems, Inc.	5,839	314,138
United Parcel Service, Inc., Class B	101,728	7,426,144

		11,021,221

TOTAL COMMON STOCKS (Cost $1,017,082,251)		$1,283,818,683

SHORT TERM INVESTMENTS - 1.16%
Federal National Mortgage Association Discount
Note
zero coupon due 08/10/2007	$7,000,000	$6,960,217
John Hancock Cash Investment Trust (c)	2,752,331	2,752,331
Siemens Capital Company, LLC
5.37% due 07/02/2007	3,195,000	3,194,524
U. S. Treasury Bill
zero coupon due 08/16/2007 ****	2,100,000	2,087,388

TOTAL SHORT TERM INVESTMENTS
(Cost $14,988,090)		$14,994,460

Total Investments (500 Index Trust B)
(Cost $1,032,070,341) - 100.15%		$1,298,813,143
Liabilities in Excess of Other Assets - (0.15)%		(1,890,086)

TOTAL NET ASSETS - 100.00%		$1,296,923,057

Bond Index Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 27.39%
U.S. Treasury Bonds - 5.37%
4.50% due 02/15/2036	$4,631,000	$4,193,227
7.875% due 02/15/2021	300,000	377,508
9.25% due 02/15/2016	2,150,000	2,777,196

		7,347,931
U.S. Treasury Notes - 22.02%
3.25% due 08/15/2007	1,730,000	1,726,621
3.875% due 05/15/2010	3,568,000	3,471,832
3.375% due 09/15/2009	5,050,000	4,892,187
4.50% due 04/30/2012 to 05/15/2017	11,264,000	10,867,623
4.75% due 11/15/2008 to 05/15/2014	6,828,000	6,798,692
5.50% due 02/15/2008	2,340,000	2,346,765

		30,103,720

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,063,140)		$37,451,651

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.38%
Federal Home Loan Bank - 5.14%
3.875% due 01/15/2010 to 06/14/2013	2,725,000	2,559,854

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
6.00% due 10/01/2036	$4,505,863	$4,467,601

		7,027,455
Federal Home Loan Mortgage Corp. - 4.21%
4.25% due 07/15/2009	3,300,000	3,240,673
5.75% due 04/15/2008	1,100,000	1,103,335
6.00% due 06/15/2011	1,250,000	1,283,206
6.25% due 07/15/2032	120,000	130,090

		5,757,304
Federal National Mortgage
Association - 36.03%
4.375% due 10/15/2015	2,850,000	2,665,425
4.50% due 04/01/2021	2,058,864	1,953,555
5.00% due 06/01/2018 to 07/01/2036	10,370,677	9,805,675
5.50% due 08/01/2017 to 04/01/2037	15,917,302	15,404,747
5.521% due 04/01/2036 (b)	999,911	997,802
5.714% due 04/01/2037 (b)	3,884,506	3,883,380
6.00% due 05/01/2036 to 03/01/2037	7,720,254	7,641,952
6.125% due 03/15/2012	1,275,000	1,318,549
6.375% due 06/15/2009	2,200,000	2,247,949
6.50% due 07/01/2036	1,248,341	1,260,483
6.625% due 11/15/2030	100,000	112,695
7.125% due 06/15/2010	1,750,000	1,841,052
7.25% due 05/15/2030	100,000	120,736

		49,254,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $62,588,315)		$62,038,759

FOREIGN GOVERNMENT OBLIGATIONS - 0.72%
Canada - 0.26%
Government of Canada
5.25% due 11/05/2008	150,000	150,314
5.75% due 02/15/2009	200,000	201,697

		352,011
Italy - 0.34%
Italy Government International Bond
4.50% due 01/21/2015	500,000	471,959

Mexico - 0.12%
Government of Mexico
9.875% due 02/01/2010	150,000	165,600

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,001,160)		$989,570

CORPORATE BONDS - 19.42%
Aerospace - 0.40%
Northrop Grumman Corp.
7.75% due 03/01/2016	350,000	395,130
Raytheon Company
6.75% due 08/15/2007	150,000	150,195

		545,325

The accompanying notes are an integral part of the financial statements. 39

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Agriculture - 0.24%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	$300,000	$324,425

Aluminum - 0.37%
Alcoa, Inc.
5.72% due 02/23/2019	524,000	500,707

Automobiles - 0.15%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	206,419

Banking - 2.71%
BAC Capital Trust XI
6.625% due 05/23/2036	350,000	356,881
Bank of America Corp.
5.42% due 03/15/2017	499,000	478,373
7.80% due 02/15/2010	300,000	317,101
Bank One Corp.
7.875% due 08/01/2010	550,000	587,287
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	145,124
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	291,036
US Bank NA, Series BKNT
6.375% due 08/01/2011	400,000	412,061
Wachovia Corp.
5.625% due 12/15/2008	600,000	602,772
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	515,547

		3,706,182

Building Materials & Construction - 0.39%
CRH America, Inc.
6.00% due 09/30/2016	540,000	533,922

Cable and Television - 0.98%
Comcast Corp.
5.90% due 03/15/2016	400,000	392,905
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	195,349
Time Warner, Inc.
6.50% due 11/15/2036	340,000	322,819
7.25% due 10/15/2017	400,000	426,351

		1,337,424

Chemicals - 0.15%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	200,000	205,733

Computers & Business Equipment - 0.40%
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	347,901
International Business Machines Corp.
4.25% due 09/15/2009	200,000	195,591

		543,492

Domestic Oil - 0.41%
ChevronTexaco Capital Company
3.50% due 09/17/2007	150,000	149,488

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil (continued)
Devon Financing Corp., ULC
6.875% due 09/30/2011	$400,000	$417,574

		567,062

Electrical Utilities - 1.07%
Constellation Energy Group
7.60% due 04/01/2032	365,000	402,810
Duke Energy Corp.
5.625% due 11/30/2012	400,000	399,884
FirstEnergy Corp.
7.375% due 11/15/2031	250,000	270,637
Indiana Michigan Power Company
6.05% due 03/15/2037	250,000	238,948
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	150,000	150,700

		1,462,979

Financial Services - 5.20%
American Express Company
4.875% due 07/15/2013	500,000	482,529
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	500,000	490,307
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	250,000	248,763
CIT Group, Inc.
4.00% due 05/08/2008	400,000	395,152
Citigroup, Inc.
5.00% due 09/15/2014	500,000	475,631
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	400,000	404,602
General Electric Capital Corp.
6.125% due 02/22/2011	750,000	764,471
Household Finance Corp.
6.375% due 11/27/2012	350,000	359,335
HSBC Finance Corp.
8.00% due 07/15/2010	700,000	747,629
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	400,000	398,188
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 04/25/2011	200,000	200,021
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	400,000	426,146
Morgan Stanley
6.75% due 04/15/2011	900,000	933,143
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	252,039
Residential Capital Corp.
6.00% due 02/22/2011	250,000	241,909
SLM Corp., Series A
5.00% due 04/15/2015	350,000	287,621

		7,107,486

Food & Beverages - 0.66%
Kraft Foods, Inc.
5.25% due 10/01/2013	500,000	480,786
Unilever Capital Corp.
7.125% due 11/01/2010	400,000	419,288

		900,074

The accompanying notes are an integral part of the financial statements. 40

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities - 0.14%
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	$200,000	$189,037

Holdings Companies/Conglomerates - 0.35%
General Electric Company
5.00% due 02/01/2013	500,000	484,769

Industrial Machinery - 0.51%
Caterpillar, Inc.
7.25% due 09/15/2009	200,000	207,520
John Deere Capital Corp.
5.10% due 01/15/2013	500,000	485,763

		693,283

Insurance - 0.74%
Allstate Corp.
7.20% due 12/01/2009	400,000	415,669
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	230,000	220,161
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	200,000	186,302
MetLife, Inc.
5.70% due 06/15/2035	200,000	184,830

		1,006,962

International Oil - 0.37%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	300,000	326,053
Talisman Energy, Inc.
6.25% due 02/01/2038	200,000	185,351

		511,404

Leisure Time - 0.36%
Walt Disney Company, Series MTN
5.625% due 09/15/2016	500,000	496,241

Liquor - 0.24%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	300,000	324,254

Manufacturing - 0.15%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	210,194

Petroleum Services - 0.41%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	150,000	147,097
Weatherford International, Ltd.
5.50% due 02/15/2016	430,000	410,945

		558,042

Railroads & Equipment - 0.11%
Canadian National Railway Company
6.375% due 10/15/2011	150,000	154,180

Real Estate - 0.57%
Realty Income Corp.
5.95% due 09/15/2016	135,000	133,390
Simon Property Group, LP
6.375% due 11/15/2007	150,000	150,420

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Vornado Realty, LP
5.60% due 02/15/2011	$500,000	$497,294

		781,104

Retail - 0.98%
Federated Department Stores, Inc.
6.625% due 04/01/2011	300,000	305,053
Target Corp.
7.50% due 08/15/2010	700,000	741,258
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	290,453

		1,336,764

Telecommunications Equipment &
Services - 0.70%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	250,000	299,641
SBC Communications, Inc.
5.625% due 06/15/2016	400,000	390,932
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	269,261

		959,834

Telephone - 0.66%
BellSouth Corp.
4.20% due 09/15/2009	200,000	194,789
British Telecommunications PLC
9.125% due 12/15/2030 (b)	250,000	327,196
Sprint Capital Corp.
6.875% due 11/15/2028	400,000	380,745

		902,730

TOTAL CORPORATE BONDS (Cost $27,160,468)		$26,550,028

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.22%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	200,000	193,278
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	1,300,000	1,301,967
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.6245% due 03/11/2039 (b)	200,000	194,719
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class A4
5.713% due 06/11/2040 (b)	290,000	287,500
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.724% due 03/15/2049 (b)	538,059	541,185
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.5915% due 01/15/2046 (b)	200,000	193,800
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	200,000	196,406

The accompanying notes are an integral part of the financial statements. 41

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	$205,000	$201,612
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-CB19, Class AM
5.747% due 02/12/2049	365,000	361,330
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-7, Class A4
5.7498% due 06/12/2050	490,000	484,885
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045	35,748	35,715
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1
5.405% due 07/15/2045	405,273	403,373

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,488,932)		$4,395,770

ASSET BACKED SECURITIES - 0.58%
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	250,000	248,926
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	345,547	347,091
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	98,502	98,119
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	100,000	99,664

TOTAL ASSET BACKED SECURITIES
(Cost $794,898)		$793,800

REPURCHASE AGREEMENTS - 2.35%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
$3,209,230 on 07/02/2007,
collateralized by $3,245,000
Federal Home Loan Mortgage
Corp., 5.375% due 01/09/2014
(valued at $3,273,394, including
interest)	$3,208,000	$3,208,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,208,000)		$3,208,000

Total Investments (Bond Index Trust A)
(Cost $137,304,913) - 99.06%		$135,427,578
Other Assets in Excess of Liabilities - 0.94%		1,281,252

TOTAL NET ASSETS - 100.00%		$136,708,830

Bond Index Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 24.25%
U.S. Treasury Bonds - 15.83%
4.50% due 02/15/2036	$523,000	$473,560
5.50% due 08/15/2028	270,000	280,104
6.125% due 11/15/2027 to 08/15/2029	970,000	1,084,330
6.25% due 05/15/2030	1,300,000	1,485,860
6.625% due 02/15/2027	295,000	345,565
6.75% due 08/15/2026	775,000	916,922
7.50% due 11/15/2016	2,200,000	2,594,453
7.875% due 02/15/2021	900,000	1,132,523
8.75% due 08/15/2020	1,400,000	1,869,657
8.875% due 08/15/2017	1,550,000	2,007,977
9.25% due 02/15/2016	3,550,000	4,585,602
10.375% due 11/15/2012	3,300,000	3,362,905
11.25% due 02/15/2015	2,010,000	2,794,999
11.75% due 11/15/2014	465,000	535,222
12.00% due 08/15/2013	1,000,000	1,076,016
13.25% due 05/15/2014	1,200,000	1,376,063

		25,921,758
U.S. Treasury Notes - 8.42%
3.875% due 05/15/2010	2,050,000	1,994,746
3.375% due 09/15/2009	1,400,000	1,356,250
4.50% due 04/30/2012 to 05/15/2017	6,998,000	6,731,989
4.75% due 05/15/2014	1,230,000	1,214,625
5.00% due 02/15/2011 to 08/15/2011	2,485,000	2,496,044

		13,793,654

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,574,465)		$39,715,412

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.93%
Federal Home Loan Bank - 1.52%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,491,547

Federal Home Loan Mortgage Corp. - 6.56%
4.00% due 05/01/2009	75,894	74,689
4.25% due 07/15/2009	2,650,000	2,602,358
4.50% due 05/01/2024 to 10/01/2033	591,995	543,501
5.00% due 11/01/2007 to 04/01/2024	542,932	523,321
5.50% due 02/01/2023	290,092	283,695
5.75% due 04/15/2008 to 01/15/2012	3,700,000	3,730,695
6.00% due 01/01/2009 to 06/01/2022	1,120,704	1,147,914
6.25% due 07/15/2032	450,000	487,837
6.50% due 11/01/2015 to 06/01/2021	239,618	245,112
6.625% due 09/15/2009	720,000	741,109
7.00% due 02/01/2016 to 04/01/2032	227,273	234,832
7.50% due 02/01/2016 to 03/01/2032	71,673	74,759
8.00% due 02/01/2030	11,697	12,325
8.50% due 10/01/2031	42,866	45,881

		10,748,028
Federal National Mortgage
Association - 35.86%
4.00% due 11/01/2010 to 08/01/2020	1,606,895	1,496,832
4.50% due 12/01/2020 to 06/01/2034	5,080,631	4,798,637
5.00% due 07/01/2020 to 12/01/2034	12,003,062	11,404,743
5.50% due 01/01/2009 to 09/01/2036	17,296,433	16,754,927
5.521% due 04/01/2036 (b)	899,919	898,021

The accompanying notes are an integral part of the financial statements. 42

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
5.714% due 04/01/2037 (b)	$6,011,736	$6,009,994
6.00% due 10/01/2013 to 05/01/2035	4,393,420	4,370,184
6.125% due 03/15/2012	2,300,000	2,378,559
6.25% due 05/15/2029	415,000	448,807
6.375% due 06/15/2009	2,800,000	2,861,026
6.50% due 02/01/2015 to 02/01/2036	3,408,436	3,450,648
6.625% due 09/15/2009 to 11/15/2030	2,130,000	2,229,756
7.00% due 12/01/2012 to 10/01/2032	595,097	614,348
7.125% due 01/15/2030	209,000	248,717
7.25% due 05/15/2030	450,000	543,312
7.50% due 10/01/2015 to 08/01/2031	127,608	133,204
8.00% due 08/01/2030 to 09/01/2031	57,050	60,099
8.50% due 09/01/2030	8,618	9,250

		58,711,064
Government National Mortgage
Association - 2.69%
4.50% due 05/15/2019 to 08/15/2033	179,314	166,929
5.00% due 05/15/2018 to 06/15/2034	888,825	844,930
5.50% due 11/15/2032 to 11/15/2034	1,553,987	1,511,252
6.00% due 04/15/2017 to 07/15/2034	979,286	977,283
6.50% due 01/15/2016 to 01/15/2033	538,373	549,349
7.00% due 08/15/2029 to 05/15/2032	246,932	257,365
7.50% due 08/15/2029 to 06/15/2032	76,703	80,325
8.00% due 04/15/2031	10,280	10,918
8.50% due 09/15/2030	6,872	7,389
9.00% due 01/15/2031	4,057	4,393

		4,410,133
Tennessee Valley Authority - 0.18%
6.75% due 11/01/2025	260,000	294,762
The Financing Corp. - 0.12%
8.60% due 09/26/2019	150,000	191,069

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $77,955,314)		$76,846,603

FOREIGN GOVERNMENT OBLIGATIONS - 2.12%
Canada - 0.50%
Government of Canada
5.25% due 11/05/2008	125,000	125,261
Province of Manitoba Canada, Series BU
9.625% due 12/01/2018	300,000	400,898
Province of Quebec Canada, Series NN
7.125% due 02/09/2024	150,000	171,979
7.50% due 07/15/2023	100,000	118,362

		816,500
Greece - 0.25%
Republic of Greece
6.95% due 03/04/2008	405,000	409,361
Italy - 0.31%
Republic of Italy
6.875% due 09/27/2023	460,000	512,367

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Malaysia - 0.03%
Government of Malaysia
8.75% due 06/01/2009	$50,000	$52,925

Mexico - 0.65%
Government of Mexico
9.875% due 02/01/2010	970,000	1,070,880

South Korea - 0.38%
Republic of Korea
8.875% due 04/15/2008	600,000	615,310

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,399,959)		$3,477,343

CORPORATE BONDS - 17.95%
Aerospace - 0.40%
Boeing Company
8.75% due 09/15/2031	90,000	120,654
Northrop Grumman Corp.
7.75% due 03/01/2016	75,000	84,671
Raytheon Company
6.75% due 08/15/2007	200,000	200,260
United Technologies Corp.
6.10% due 05/15/2012	180,000	184,691
8.875% due 11/15/2019	50,000	62,277

		652,553

Agriculture - 0.25%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	385,000	416,346

Aluminum - 0.20%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	200,000	185,830
Alcoa, Inc.
5.72% due 02/23/2019	149,000	142,377

		328,207

Automobiles - 0.41%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	650,000	670,861

Banking - 1.87%
Bank of America Corp.
5.42% due 03/15/2017	300,000	287,599
Bank One Corp.
7.875% due 08/01/2010	300,000	320,338
KFW International Finance, Inc.
3.25% due 03/30/2009	500,000	483,746
Nationsbank Corp.
7.75% due 08/15/2015	400,000	447,283
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	291,036
6.40% due 04/01/2009	150,000	152,796
SMBC International Finance NV
8.50% due 06/15/2009	100,000	105,204
US Bank NA, Series BKNT
6.375% due 08/01/2011	325,000	334,799
Wachovia Corp.
5.625% due 12/15/2008	75,000	75,347

The accompanying notes are an integral part of the financial statements. 43

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Wells Fargo Bank NA
6.45% due 02/01/2011	$550,000	$567,102

		3,065,250
Broadcasting - 0.50%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	417,779
News America Holdings
7.70% due 10/30/2025	100,000	110,638
8.00% due 10/17/2016	250,000	281,418

		809,835
Cable and Television - 0.55%
Comcast Cable Communications
8.875% due 05/01/2017	75,000	88,702
Tele-Communications-TCI Group
7.125% due 02/15/2028	70,000	72,023
Time Warner Entertainment Company LP
8.375% due 07/15/2033	200,000	232,108
Time Warner, Inc.
7.25% due 10/15/2017	350,000	373,057
7.625% due 04/15/2031	75,000	80,353
Viacom, Inc.
7.875% due 07/30/2030	50,000	51,703

		897,946
Cellular Communications - 0.52%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	300,000	322,554
Vodafone Group PLC
7.75% due 02/15/2010	500,000	525,201

		847,755
Chemicals - 0.13%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	150,000	154,300
Eastman Chemical Company
7.60% due 02/01/2027	50,000	53,556

		207,856
Computers & Business Equipment - 0.43%
International Business Machines Corp.
4.25% due 09/15/2009	600,000	586,775
7.00% due 10/30/2025	100,000	110,539

		697,314
Cosmetics & Toiletries - 0.06%
Procter & Gamble Company
6.45% due 01/15/2026	100,000	105,502

Domestic Oil - 0.78%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	200,000	206,498
ChevronTexaco Capital Company
3.50% due 09/17/2007	600,000	597,953
ConocoPhillips
6.65% due 07/15/2018	50,000	53,174
Devon Financing Corp., ULC
6.875% due 09/30/2011	400,000	417,574

		1,275,199

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care - 0.05%
Eli Lilly & Company
7.125% due 06/01/2025	$80,000	$88,738

Electrical Utilities - 1.52%
Alabama Power Company
5.70% due 02/15/2033	80,000	75,548
Alabama Power Company, Series Q
5.50% due 10/15/2017	100,000	97,128
Cincinnati Gas & Electric Company
5.70% due 09/15/2012	300,000	299,838
Constellation Energy Group, Inc.
7.00% due 04/01/2012	240,000	251,452
Dominion Resources, Inc.
8.125% due 06/15/2010	200,000	215,359
Duke Energy Corp.
5.625% due 11/30/2012	400,000	399,884
FirstEnergy Corp.
7.375% due 11/15/2031	246,000	266,307
Hydro Quebec, Series HY
8.40% due 01/15/2022	100,000	126,625
Oncor Electric Delivery Company
6.375% due 05/01/2012	400,000	408,168
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	100,000	100,467
Progress Energy, Inc.
7.10% due 03/01/2011	235,000	246,246

		2,487,022

Energy - 0.64%
CalEnergy Company, Inc.
8.48% due 09/15/2028	60,000	74,093
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	200,000	205,075
Norsk Hydro ASA
7.25% due 09/23/2027	75,000	84,622
Occidental Petroleum Corp.
6.75% due 01/15/2012	265,000	278,782
Sempra Energy
6.00% due 02/01/2013	400,000	406,402

		1,048,974

Financial Services - 3.87%
American Express Company
4.875% due 07/15/2013	150,000	144,759
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	240,000	235,347
CIT Group, Inc.
6.00% due 04/01/2036	175,000	162,428
Citigroup, Inc.
5.00% due 09/15/2014	472,000	448,996
5.875% due 02/22/2033	190,000	180,473
6.625% due 01/15/2028	100,000	105,003
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	250,000	252,876
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	400,000	414,310
FleetBoston Financial Corp.
6.70% due 07/15/2028	75,000	78,553

The accompanying notes are an integral part of the financial statements. 44

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
FleetBoston Financial Corp. (continued)
7.375% due 12/01/2009	$100,000	$104,421
General Electric Capital Corp.
6.125% due 02/22/2011	1,150,000	1,172,188
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034	160,000	152,595
Goldman Sachs Group, Inc.
7.35% due 10/01/2009	500,000	520,302
HSBC Finance Corp.
5.875% due 02/01/2009	280,000	281,909
8.00% due 07/15/2010	350,000	373,815
HSBC Holdings PLC
7.50% due 07/15/2009	150,000	155,976
MBNA Corp.
5.00% due 06/15/2015	250,000	236,250
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	170,000	166,268
6.875% due 11/15/2018	120,000	127,844
Morgan Stanley
6.75% due 04/15/2011 (c)	250,000	259,207
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	700,000	705,708
Toyota Motor Credit Corp.
5.50% due 12/15/2008	60,000	60,016

		6,339,244
Food & Beverages - 0.83%
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	100,000	122,287
ConAgra Foods, Inc.
7.875% due 09/15/2010	167,000	178,145
9.75% due 03/01/2021	13,000	16,334
ConAgra Foods, Inc., Series 144A
5.819% due 06/15/2017	62,000	60,353
General Mills, Inc.
6.00% due 02/15/2012	250,000	252,683
Kraft Foods, Inc.
5.25% due 10/01/2013	325,000	312,511
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	100,000	109,833
Sara Lee Corp.
6.25% due 09/15/2011	100,000	101,745
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	209,644

		1,363,535
Industrial Machinery - 0.17%
Caterpillar, Inc.
5.30% due 09/15/2035	62,000	55,433
John Deere Capital Corp.
5.10% due 01/15/2013	170,000	165,159
6.00% due 02/15/2009	60,000	60,596

		281,188
Industrials - 0.03%
Hartford Financial Services Group, Inc.
6.10% due 10/01/2041	50,000	48,460

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 0.43%
Allstate Corp.
7.20% due 12/01/2009	$170,000	$176,659
AXA SA
8.60% due 12/15/2030	120,000	146,222
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	240,000	223,562
Torchmark Corp.
8.25% due 08/15/2009	100,000	104,863
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	57,428

		708,734

International Oil - 0.52%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	260,000	282,580
Talisman Energy, Inc.
6.25% due 02/01/2038	610,000	565,319

		847,899

Liquor - 0.31%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	470,000	507,999

Manufacturing - 0.05%
Honeywell International, Inc.
7.50% due 03/01/2010	75,000	78,823

Paper - 0.09%
MeadWestvaco Corp.
6.85% due 04/01/2012	100,000	103,105
7.10% due 11/15/2009	35,000	36,169

		139,274

Petroleum Services - 0.08%
Tosco Corp.
8.125% due 02/15/2030	110,000	134,474

Pharmaceuticals - 0.27%
Schering Plough Corp.
5.55% due 12/01/2013 (b)	250,000	250,920
Wyeth
5.50% due 03/15/2013 (b)	200,000	197,909

		448,829

Railroads & Equipment - 0.24%
Canadian National Railway Company
6.375% due 10/15/2011	300,000	308,360
Union Pacific Corp.
6.625% due 02/01/2029	85,000	85,901

		394,261

Real Estate - 0.43%
Simon Property Group, LP
6.375% due 11/15/2007	700,000	701,959

Retail - 0.33%
Federated Department Stores, Inc.
6.625% due 04/01/2011	200,000	203,369
Target Corp.
7.50% due 08/15/2010	100,000	105,894

The accompanying notes are an integral part of the financial statements. 45

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Wal-Mart Stores, Inc.
6.75% due 10/15/2023	$100,000	$106,391
7.55% due 02/15/2030	110,000	127,799

		543,453

Retail Grocery - 0.10%
The Kroger Company
8.05% due 02/01/2010	150,000	158,172

Retail Trade - 0.18%
Kellogg Company, Series B
7.45% due 04/01/2031	100,000	113,381
Safeway, Inc.
5.80% due 08/15/2012	150,000	150,032
Target Corp.
6.75% due 01/01/2028	25,000	26,824

		290,237

Telecommunications Equipment &
Services - 0.84%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	546,000	654,416
France Telecom SA
8.50% due 03/01/2031 (b)	100,000	125,650
Verizon Global Funding Corp.
4.375% due 06/01/2013	370,000	344,547
7.25% due 12/01/2010	230,000	242,453

		1,367,066

Telephone - 0.81%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	59,635
BellSouth Corp.
6.875% due 10/15/2031	200,000	205,773
British Telecommunications PLC
8.625% due 12/15/2010 (b)	200,000	218,554
9.125% due 12/15/2030 (b)	130,000	170,142
GTE Corp.
6.94% due 04/15/2028	100,000	102,850
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	142,779
7.625% due 01/30/2011	300,000	315,633
Telefonica Europe BV
8.25% due 09/15/2030	100,000	116,227

		1,331,593

Utility Service - 0.06%
United Utilities PLC
6.875% due 08/15/2028	100,000	102,146

TOTAL CORPORATE BONDS (Cost $29,089,176)		$29,386,704

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.08%
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	500,000	472,673
Chase Commercial Mortgage Securities Corp.,
Series 1997-2, Class A2
6.60% due 12/19/2029	91,055	90,939

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	$300,000	$316,400
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.724% due 03/15/2049 (b)	538,059	541,185
GMAC Commercial Mortgage Securities, Inc.,
Series 1998-C1, Class A2
6.70% due 05/15/2030	472,737	474,678
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A2
7.325% due 10/15/2032	398,813	409,891
LB-UBS Commercial Mortgage Trust,
Series 2000-C5, Class A1
6.41% due 12/15/2019	187,084	187,599
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	424,071
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009	300,000	311,210
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	500,000	512,837
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041 (b)	500,000	485,055
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.9446% due 10/25/2035 (b)	810,741	809,893

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,240,660)		$5,036,431

ASSET BACKED SECURITIES - 1.98%
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	264,724
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033 (b)	550,000	562,336
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039 (b)	400,000	370,146
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	150,000	154,124
MBNA Master Credit Card Trust USA,
Series 2000-L, Class A
6.50% due 04/15/2010	400,000	401,964
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.659% due 05/12/2039 (b)	800,000	791,404
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	691,093	694,183

TOTAL ASSET BACKED SECURITIES
(Cost $3,339,835)		$3,238,881

The accompanying notes are an integral part of the financial statements. 46

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.31%
Supranational - 0.31%
African Development Bank
6.875% due 10/15/2015	$35,000	$37,596
Asian Development Bank
5.593% due 07/16/2018	250,000	250,158
Inter-American Development Bank
8.50% due 03/15/2011	200,000	219,809

		507,563

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $520,467)		$507,563

REPURCHASE AGREEMENTS - 2.40%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
4.60% to be repurchased at
3,927,505 on 7/2/2007,
collateralized by $4,010,000
Federal National Mortgage
Association, 5.125% due
01/02/2014 (valued at$4,004,988,
including interest)	$3,926,000	$3,926,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,926,000)		$3,926,000

Total Investments (Bond Index Trust B)
(Cost $165,045,876) - 99.02%		$162,134,937
Other Assets in Excess of Liabilities - 0.98%		1,609,390

TOTAL NET ASSETS - 100.00%		$163,744,327

Index Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index Trust Series NAV	7,079,540	$90,618,109
Bond Index Trust A Series NAV	6,153,991	77,847,987
International Equity Index Trust A Series NAV	1,714,980	39,221,586
Mid Cap Index Trust Series NAV	1,254,740	25,797,459
Small Cap Index Trust Series NAV	1,541,067	25,797,459

TOTAL INVESTMENT COMPANIES (Cost $247,884,956)		$259,282,600

Total Investments (Index Allocation Trust)
(Cost $247,884,956) - 100.00%		$259,282,600
Other Assets in Excess of Liabilities - 0.00%		7,792

TOTAL NET ASSETS - 100.00%		$259,290,392

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.25%
Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares *	2,575	$27,939
Siderar SA, Class A Shares, ADR	295	17,000
Telecom Argentina SA, ADR, B Shares *	2,234	55,671
Transportadora de Gas del Sur SA, ADR *	410	3,280

		103,890
Australia - 4.72%
ABC Learning Centres, Ltd.	6,885	40,452
AGL Energy, Ltd.	8,202	105,643
Alinta, Ltd.	10,031	129,626
Alumina, Ltd.	22,237	147,078
Amcor, Ltd.	18,433	116,910
AMP, Ltd.	36,473	313,390
Ansell, Ltd.	3,235	33,509
APN News & Media, Ltd.	5,170	25,679
Aristocrat Leisure, Ltd.	6,675	81,441
Asciano Group *	10,671	91,780
Australia and New Zealand
Banking Group, Ltd.	36,210	891,271
Australian Stock Exchange, Ltd.	3,221	133,184
Axa Asia Pacific Holdings, Ltd.	15,943	100,576
Babcock & Brown, Ltd.	4,437	120,853
BHP Billiton, Ltd.	68,417	2,034,873
Billabong International, Ltd.	2,888	44,014
Bluescope Steel, Ltd.	14,582	128,018
Boral, Ltd.	11,103	82,675
Brambles, Ltd., GDR *	11,561	119,439
Brambles, Ltd. *	18,983	196,311
Caltex Australia, Ltd.	2,411	48,454
Centro Properties Group, Ltd.	16,564	119,541
CFS Gandel Retail Trust	25,521	46,588
CFS Retail Property Trust *	45	82
Challenger Financial Services Group, Ltd.	7,517	37,209
Coca-Cola Amatil, Ltd.	10,815	87,601
Cochlear, Ltd.	1,057	54,744
Coles Myer, Ltd.	22,143	303,064
Commonwealth Bank of Australia, Ltd.	25,293	1,186,495
Commonwealth Property Office Fund, Ltd.	26,130	37,161
Computershare, Ltd.	10,486	100,516
CSL, Ltd.	3,607	269,502
CSR, Ltd.	16,465	48,649
DB RREEF Trust	53,670	89,542
Downer EDI, Ltd.	6,120	38,244
Fortescue Metals Group, Ltd. *	2,296	65,890
Foster's Group, Ltd.	38,181	206,824
Futuris Corp., Ltd.	9,486	22,390
General Property Trust, Ltd.	39,289	155,450
Goodman Fielder, Ltd.	17,846	36,820
Harvey Norman Holding, Ltd.	9,728	43,693
Iluka Resources, Ltd.	3,766	19,697
ING Industrial Fund	16,824	33,426
Investa Property Group, Ltd.	31,756	78,730

The accompanying notes are an integral part of the financial statements. 47

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
James Hardie Industries, Ltd.	8,222	$60,873
John Fairfax Holdings, Ltd.	23,335	93,119
Leighton Holdings, Ltd.	2,844	99,606
Lend Lease Corp.	6,710	105,625
Lion Nathan, Ltd.	6,140	48,326
Macquarie Airports, Ltd.	13,948	47,844
Macquarie Bank, Ltd.	4,881	352,258
Macquarie Communications
Infrastructure Group, Ltd.	7,888	42,394
Macquarie Goodman Group, Ltd.	27,864	158,981
Macquarie Infrastructure Group, Ltd.	50,592	154,639
Macquarie Office Trust	38,116	54,045
Mayne Nickless, Ltd.	13,638	47,244
Mirvac Group, Ltd.	18,262	88,381
Multiplex Group, Ltd.	12,809	53,507
National Australia Bank, Ltd.	31,570	1,099,521
Newcrest Mining, Ltd.	6,399	124,146
NRMA Insurance Group, Ltd.	33,549	162,363
OneSteel, Ltd.	10,037	54,796
Orica, Ltd.	6,275	158,768
Origin Energy, Ltd.	16,605	140,139
Pacific Brands, Ltd.	11,650	34,125
Paladin Resources, Ltd. *	10,985	77,040
PaperlinX, Ltd.	7,388	23,335
Perpetual Trust of Australia, Ltd.	768	51,194
Publishing & Broadcasting, Ltd.	8,619	143,432
Qantas Airways, Ltd., ADR	17,353	82,508
QBE Insurance Group, Ltd.	16,184	428,720
Rio Tinto, Ltd.	5,608	470,386
Santos, Ltd.	11,677	138,206
Sonic Healthcare, Ltd.	5,964	76,260
Stockland - New Shares	114	789
Stockland Company, Ltd.	28,375	196,348
Suncorp-Metway, Ltd.	17,901	306,561
TABCORP Holdings, Ltd.	10,269	149,529
Tattersall's, Ltd.	22,055	88,011
Telstra Corp., Ltd. - Ins Recp.	28,076	74,136
Telstra Corp., Ltd.	56,862	221,599
Toll Holdings, Ltd.	10,671	131,282
Transurban Group, Ltd. *	23,248	158,107
Wesfarmers, Ltd.	7,163	278,118
Westfield Group, New Shares *	642	10,727
Westfield Group	31,023	525,748
Westpac Banking Corp., Ltd.	37,217	810,843
Woodside Petroleum, Ltd.	9,192	357,054
Woolworths, Ltd.	23,365	535,627
WorleyParsons, Ltd.	3,268	94,340
Zinifex, Ltd.	9,780	156,276

		16,833,910
Austria - 0.50%
Andritz AG, ADR	815	53,979

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
BetandWin.com Interactive
Entertainment AG *	473	$15,808
Erste Bank der Oesterreichischen
Sparkassen AG	3,744	292,566
Flughafen Wien AG	202	19,969
Immoeast Immobilien Anlagen AG *	8,292	117,373
Immofinanz Immobilien Anlage AG *	9,056	132,350
Mayr-Melnhof Karton AG	71	16,143
Meinl European Land, Ltd. *	6,066	173,778
Oesterreichische Elektrizitaets AG, Class A	1,564	80,095
OMV AG	3,334	223,071
Raiffeisen International Bank Holding AG	723	115,047
RHI AG *	489	26,728
Telekom Austria AG	7,579	189,559
Voestalpine AG	2,205	186,316
Wiener Staedtische Allgemeine
Versicherung AG	598	42,687
Wienerberger Baustoffindustrie AG	1,428	105,603

		1,791,072
Belgium - 0.95%
Agfa Gevaert NV	1,780	46,108
Barco NV	221	20,520
Bekaert SA	264	38,850
Belgacom SA	3,259	144,737
Cofinimmo SA	120	22,883
Colruyt SA	322	67,472
Compagnie Maritime Belge SA	288	20,259
Delhaize Group	1,544	152,068
Dexia	10,269	322,229
Euronav NV	243	8,860
Fortis Group SA	24,286	1,034,583
Groupe Bruxelles Lambert SA	1,471	183,539
Interbrew	3,657	290,860
KBC Bancassurance Holding NV	3,650	493,561
Mobistar SA	641	54,769
Omega Pharma SA	371	32,216
SA D'Ieteren Trading NV	48	21,457
Solvay SA	1,269	200,419
Suez SA	108	6,201
UCB SA	2,258	133,861
Union Miniere SA	496	108,143

		3,403,595
Bermuda - 0.25%
Brilliance China Automotive Holdings, Ltd. *	46,000	11,649
Central European Media Enterprises, Ltd. *	544	52,857
Cheung Kong Infrastructure Holdings, Ltd.	8,228	30,360
Cosco Pacific, Ltd.	22,000	57,541
Credicorp, Ltd., ADR	76	4,649
Esprit Holdings, Ltd.	19,985	253,557
Frontline, Ltd.	1,058	49,079
Giordano International, Ltd.	27,389	13,521
Johnson Electronic Holdings, Ltd.	27,475	15,286

The accompanying notes are an integral part of the financial statements. 48

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
Li & Fung, Ltd.	42,829	$154,745
Noble Group, Ltd.	19,000	21,358
Orient Overseas International, Ltd.	3,938	38,026
SeaDrill, Ltd., GDR *	4,667	100,729
Sinofert Holdings, Ltd.	36,000	25,554
Texwinca Holdings, Ltd.	933	772
TPV Technology, Ltd.	24,000	16,606
Yue Yuen Industrial Holdings, Ltd.	11,933	37,010

		883,299
Brazil - 0.93%
All America Latina Logistica SA	6,700	91,595
Aracruz Celulose SA, ADR	316	20,932
Banco Bradesco SA, ADR (a)	5,052	121,804
Banco Nossa Caixa SA *	559	8,887
Brasil Telecom Participacoes SA, ADR	340	20,556
Brasil Telecom Participacoes SA *	1,300	36,285
Braskem SA, ADR	862	15,550
Centrais Eletricas Brasileiras SA, ADR,
B Shares	778	11,512
Centrais Eletricas Brasileiras SA, ADR	1,295	19,432
Centrais Eletricas Brasileiras SA *	1,500,000	45,052
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR	171	6,609
Cia de Bebidas das Americas	1,037	725
Cia de Concessoes Rodoviarias, ADR	2,700	49,649
Cia de Saneamento Basico do Estado de Sao
Paulo *	2,160	47,001
Cia Energetica de Minas Gerais, ADR	2,108	44,479
Cia Vale do Rio Doce	10,000	446,274
Companhia Siderurgica Nacional SA, ADR	864	44,686
Companhia Siderurgica Nacional SA	1,500	77,521
Companhia Vale Do Rio Doce, ADR	3,326	148,173
Companhia Vale Do Rio Doce, SADR	4,891	184,391
Cosan SA Industria e Comercio *	1,017	16,600
Cyrela Brazil Realty SA	4,000	49,505
Diagnosticos da America SA	700	15,442
EDP- Energias do Brasil SA *	900	18,456
Empresa Brasileira de Aeronautica SA *	7,300	88,533
Empresa Brasileira de Aeronautica SA, ADR (a)	397	19,139
Gafisa SA	1,828	28,588
Gerdau SA, SADR (a)	1,709	43,956
Gerdau SA	963	20,346
Lojas Renner SA	2,100	39,475
Natura Cosmeticos SA	2,000	28,999
Perdigao SA	1,628	30,771
Petroleo Brasileiro SA, ADR	1,712	207,614
Petroleo Brasileiro SA, SADR	2,416	257,739
Petroleo Brasileiro SA	15,800	480,930
Souza Cruz SA	1,500	35,964
Submarino SA	1,878	78,092
Tele Norte Leste Participacoes SA, ADR	1,336	25,344
Tele Norte Leste Participacoes SA	1,200	47,724

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Tractebel Energia SA	2,800	$31,159
Unibanco - Uniao de Bancos Brasileiros SA *	16,600	188,599
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	473	53,388
Usinas Siderurgicas de Minas Gerais SA,
SADR	588	33,552
Votorantim Celulose & Papel SA, SADR *	467	10,634
Weg SA	2,800	26,418

		3,318,080
Canada - 6.00%
Aber Diamond Corp.	1,264	48,668
Abitibi-Consolidated, Inc. *	6,481	18,952
ACE Aviation Holdings, Inc. *	1,600	40,408
Aeroplan Income Fund, ADR *	536	10,698
Agnico-Eagle Mines, Ltd.	2,587	94,183
Agrium, Inc.	2,639	115,853
Alcan Aluminum, Ltd.	7,181	586,742
Alimentation Couche Tard, Inc., ADR	2,400	49,577
ARC Energy Trust, ADR	2,000	40,882
Astral Media, Inc.	1,100	43,698
Bank Nova Scotia Halifax	19,252	939,294
Bank of Montreal	9,691	623,256
Barrick Gold Corp.	16,710	486,743
BCE, Inc.	5,038	191,089
Biovail Corp.	2,850	72,754
Bombardier, Inc. *	26,962	162,246
Brookfield Asset Management, Inc.	10,049	402,582
Brookfield Properties Corp.	4,090	99,947
CAE, Inc.	5,184	69,214
Cameco Corp.	6,834	346,985
Canadian Imperial Bank of Commerce	6,470	583,946
Canadian National Railway Company	10,002	509,716
Canadian Natural Resources, Ltd.	10,408	692,660
Canadian Oil Sands Trust, ADR	4,300	133,179
Canadian Pacific Railway, Ltd.	3,126	216,238
Canadian Tire Corp., Ltd.	1,446	114,274
Canadian Utilities, Ltd.	1,000	43,533
Canetic Resources Trust	4,500	73,283
Canfor Corp. *	1,100	13,932
Celestica, Inc. *	3,508	22,165
CGI Group, Inc. *	4,924	55,326
CI Financial Income Fund	967	24,640
Cognos, Inc. *	1,887	75,370
Cott Corp. *	1,369	19,900
Duvernay Oil Corp. *	700	23,958
Eldorado Gold Corp. *	6,100	35,790
Enbridge, Inc.	6,624	223,592
EnCana Corp.	15,036	926,293
Enerplus Resources Fund	2,400	112,988
Ensign Energy Services, Inc., ADR	2,700	48,235
Fairfax Financial Holdings, Ltd.	341	65,247
Finning International, Inc.	3,362	95,718

The accompanying notes are an integral part of the financial statements. 49

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
First Calgary Petroleums, Ltd., ADR *	5,800	$28,358
First Quantum Minerals, Ltd., ADR	1,400	119,656
Fording Canadian Coal Trust	2,900	95,435
Fortis, Inc.	2,000	48,893
George Weston, Ltd.	1,064	80,084
Gildan Activewear, Inc. *	2,200	75,233
Goldcorp, Inc.	13,628	324,058
Great-West Lifeco, Inc.	5,224	169,705
Harvest Energy Trust	2,400	74,355
Husky Energy, Inc.	2,474	204,005
IGM Financial, Inc.	2,304	112,151
Imperial Oil, Ltd.	6,527	304,334
Ipsco, Inc.	900	142,512
Ivanhoe Mines, Ltd. *	4,600	65,310
Jazz Air Income Fund, ADR *	518	3,989
Jean Coutu Group, Inc.	2,900	42,264
Kinross Gold Corp. *	11,481	133,750
LionOre Mining International, Ltd. *	4,000	105,120
Loblaw Companies, Ltd.	2,063	100,769
Lundin Mining Corp. *	4,800	58,040
Magna International, Inc.	2,057	188,574
Manulife Financial Corp.	30,076	1,126,630
MDS, Inc.	2,609	53,232
Meridian Gold, Inc. *	1,927	52,816
Methanex Corp.	2,133	53,027
MI Developments, Inc., Class A	929	33,874
National Bank of Canada	3,132	180,726
Nexen, Inc.	8,836	274,165
Niko Resources, Ltd.	700	63,843
Nortel Networks Corp. *	8,376	202,243
Nova Chemicals Corp.	1,651	59,113
Onex Corp.	2,268	78,475
Open Text Corp. *	1,058	23,218
OPTI Canada, Inc. *	3,300	70,496
Pan American Silver Corp. *	1,500	39,208
Penn West Energy Trust	4,480	150,042
Petro-Canada	9,608	512,674
Potash Corp. of Saskatchewan, Inc.	6,189	484,622
Power Corp. Of Canada	6,683	247,011
Power Financial Corp.	4,778	181,722
Precision Drilling Trust, ADR	1,300	31,780
PrimeWest Energy Trust	1,800	37,894
Provident Energy Trust	3,900	45,910
QLT, Inc. *	300	2,178
Quebecor World, Inc.	1,581	19,370
Research In Motion, Ltd. *	3,200	645,085
RioCan Real Estate Investment Trust	2,100	46,697
Ritchie Bros. Auctioneers, Inc.	500	31,451
Rogers Communications, Inc., Class B	9,758	416,725
RONA, Inc. *	2,200	46,025
Royal Bank of Canada	24,924	1,326,874
Saputo, Inc.	1,500	62,056

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Shaw Communications, Inc.	3,249	$137,530
Shoppers Drug Mart Corp.	3,644	169,052
SNC-Lavalin Group, Inc.	2,887	105,594
Sun Life Financial, Inc.	11,048	527,287
Suncor Energy, Inc.	8,898	802,832
Talisman Energy, Inc.	21,074	408,184
Teck Cominco, Ltd.	8,188	347,983
Telus Corp. - Non Voting Shares	3,156	186,206
Telus Corp.	1,205	72,251
Thomson Corp.	4,402	180,045
TransAlta Corp.	3,779	95,048
Trans-Canada Corp.	10,350	356,564
Trican Well Service, Ltd.	2,300	46,906
TSX Group, Inc.	1,176	46,109
UTS Energy Corp., ADR *	8,600	49,002
Western Oil Sands, Inc. *	2,900	96,798
Yamana Gold, Inc.	5,700	63,402
Yellow Pages Income Fund	4,500	58,812

		21,379,136
Cayman Islands - 0.13%
Agile Property Holdings, Ltd.	31,800	41,647
ASM Pacific Technology, Ltd.	3,586	25,982
Belle International Holdings, Ltd., GDR *	39,882	44,020
Foxconn International Holdings, Ltd. *	41,000	116,936
Hengan International Group Company, Ltd.,
GDR	12,000	42,666
Hutchison Telecommunications
International, Ltd. *	28,277	36,455
Kingboard Chemical Holdings, Ltd.	10,228	47,093
Shimao Property Holdings, Ltd., GDR	30,500	68,343
Tingyi Cayman Islands Holding Corp., GDR	32,000	36,957
Xinao Gas Holdings, Ltd., GDR	10,000	12,559

		472,658
Chile - 0.24%
Banco Santander Chile SA, ADR	1,794	88,875
Cia Cervecerias Unidas SA, ADR	1,131	41,700
Compania de Telecomunicaciones de Chile
SA, ADR (a)	4,451	42,329
Distribucion y Servicio D&S SA, ADR (a)	1,922	61,485
Embotelladora Andina SA, ADR, Series A	514	10,187
Embotelladora Andina SA, ADR, Series B	1,218	24,957
Empresa Nacional de Electricidad SA, ADR (a)	4,340	210,750
Enersis SA, ADR	10,330	207,116
Lan Airlines SA, SADR	884	74,389
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	409	70,364
Vina Concha Y Toro SA, ADR	512	25,421

		857,573
China - 1.10%
Air China, Ltd., Class H	50,000	38,177
Aluminum Corp. of China, Ltd.	64,000	108,047

The accompanying notes are an integral part of the financial statements. 50

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Angang New Steel Company, Ltd. Class H	18,000	$37,065
Bank of China, Ltd., H Shares *	458,400	227,476
Bank of Communications Company, Ltd.,
Class H	116,700	124,330
Beijing Capital International Airport Company,
Ltd., Class H	26,000	36,579
Beijing Datang Power Generation
Company , Ltd., Class H	30,000	46,350
BYD Company, Ltd., H Shares	3,000	17,266
Chaoda Modern Agriculture Holdings, Ltd.	32,000	24,761
China Construction Bank	495,800	340,519
China Life Insurance Company, Ltd.	142,000	510,334
China Mengniu Dairy Company, Ltd.	20,000	69,064
China Petroleum & Chemical Corp., Class H	336,000	372,149
China Shipping Container Lines Company, Ltd.	43,000	29,368
China Shipping Development Company, Ltd.,
Class H	26,000	60,188
China Telecom Corp., Ltd.	280,000	164,015
China Travel International Investment
Hong Kong, Ltd.	58,000	30,414
COSCO Holdings	52,835	75,954
Dongfeng Motor Group Company, Ltd.	56,000	29,795
Guangdong Investment, Ltd.	46,000	26,828
Guangshen Railway Company, Ltd., Class H	30,000	23,827
Guangzhou R&F Properties Company, Ltd. -
H Shares	20,400	62,618
Huadian Power International Corp., Ltd.,
Class H	28,000	14,504
Huaneng Power International, Inc., Class H	62,000	70,494
Hunan Non-Ferrous Metal Corp., Ltd	30,000	18,609
Industrial & Commercial Bank of China	583,600	323,194
Jiangsu Expressway, Ltd.	26,000	26,370
Jiangxi Copper Company, Ltd., Class H	26,000	43,695
Lenovo Group, Ltd.	62,000	36,476
Maanshan Iron & Steel Company, Ltd.,Class H	36,000	28,086
PetroChina Company, Ltd., Class H	380,000	557,937
PICC Property & Casualty Company, Ltd.,
Class H *	48,000	39,106
Shanghai Electric Group Company, Ltd.	58,000	26,111
Shanghai Forte Land Company	22,000	12,465
Shenzhen Expressway Company, Ltd.	14,000	10,922
Shui On Land, Ltd.	34,500	30,931
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	50,000	32,742
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	30,000	14,120
Sinotrans, Ltd., H Shares	25,000	11,831
Solomon Systech International, Ltd.	1,706	242
Tsingtao Brewery Company, Ltd., Series H	6,000	14,580
Weichai Power Company, Ltd.	3,000	19,453
Yanzhou Coal Mining Company, Ltd., Class H	40,000	61,288
Zhejiang Expressway Company, Ltd., Class H	30,000	32,268
Zijin Mining Group, Ltd.	77,902	45,931

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
ZTE Corp., Class H	2,600	$12,370

		3,938,849
Colombia - 0.04%
BanColombia SA, ADR	4,615	151,510

Czech Republic - 0.11%
CEZ AS	4,187	216,421
Komercni Banka AS	308	57,402
Philip Morris CR AS	14	7,250
Telefonica Czech Republic AS	2,281	64,159
Unipetrol AS *	1,475	19,720
Zentiva NV	464	31,498

		396,450
Denmark - 0.68%
A P Moller- Maersk AS	22	265,785
Bang & Olufsen A/S, Series B	182	21,789
Carlsberg AS, B Shares	652	79,006
Codan AS	250	27,296
Coloplast AS	525	42,681
Dampskibsselskabet Torm AS, ADR	500	18,758
Danisco AS	981	73,337
Danske Bank AS	9,198	377,649
Det Ostasiatiske Kompagni A/S	361	19,905
DSV AS, ADR	4,080	80,237
FLS Industries AS, B Shares	1,117	88,070
GN Store Nord AS *	3,966	46,833
H. Lundbeck AS	1,010	25,688
Jyske Bank *	1,201	86,729
NKT Holding A/S	511	50,966
Novo Nordisk AS	4,895	533,568
Novozymes AS, B Shares	964	112,084
Sydbank AS	1,290	61,870
Topdanmark AS *	353	60,410
TrygVesta AS	477	37,523
Vestas Wind Systems AS *	3,844	254,197
William Demant Holdings AS *	582	57,836

		2,422,217
Egypt - 0.12%
Alexandria Mineral Oils Company	325	4,853
Commercial International Bank	3,132	33,562
Credit Agricole Egypt *	1,083	3,236
Eastern Tobacco	213	15,341
Egyptian Company for Mobile Services	661	20,785
Egyptian Financial Group-Hermes Holding	3,297	26,393
Egyptian International Pharmaceutical
Industries Company	613	3,128
EL Ezz Aldekhela Steel Alexandria	52	9,409
El Ezz Steel Company	569	5,578
El Watany Bank of Egypt	1,134	9,044
Medinet Nasr Housing	121	6,483
Misr Beni Suef Cement Company	246	4,451
Olympic Group Financial Investments	681	7,776

The accompanying notes are an integral part of the financial statements. 51

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Orascom Construction Industries	1,527	$100,056
Orascom Hotels & Development *	1,633	17,212
Orascom Telecom Holding SAE	9,355	120,116
Oriental Weavers	302	3,740
Sidi Kerir Petrochemicals Company	2,480	7,742
Telecom Egypt	6,452	19,880

		418,785
Finland - 1.27%
Amer Sport Oyj, A Shares	1,410	34,903
Cargotec Corp. Oyj, B Shares	717	44,270
Elisa Oyj, A Shares	2,907	79,467
Fortum Corp. Oyj	8,876	278,278
KCI Konecranes Oyj	1,136	47,779
Kesko Oyj	1,269	84,649
Kone Corp. Oyj	1,532	96,849
Metra Oyj, B Shares	1,269	83,894
Metso Oyj	2,527	149,706
Neste Oil Oyj	2,575	101,410
Nokia AB Oyj	81,194	2,284,320
Nokian Renkaat Oyj	2,100	73,873
OKO Bank - A Shares	2,000	37,233
Orion Oyj, Series B	1,599	40,079
Outokumpu Oyj	1,987	67,212
Rautaruukki Oyj	1,681	108,109
Sampo Oyj, A Shares	8,440	243,728
SanomaWSOY Oyj	1,320	41,884
Stora Enso Oyj, R Shares	11,547	218,241
TietoEnator Oyj	1,416	45,753
UPM-Kymmene Oyj	10,384	256,907
Uponor Oyj	1,034	40,316
YIT Oyj	2,528	79,804

		4,538,664
France - 7.46%
Accor SA	3,395	301,646
Aeroports de Paris	634	73,842
Air France KLM	2,436	113,917
Air Liquide	4,608	607,031
Alcatel-Lucent	44,037	617,982
Alstom RGPT *	1,953	327,985
Atos Origin SA *	1,306	81,891
AXA Group SA	30,237	1,308,535
BNP Paribas SA	16,150	1,929,252
Bouygues SA	4,238	356,322
Business Objects SA *	1,771	69,962
Cap Gemini SA	2,633	193,540
Carrefour SA	11,417	804,792
Casino Guich-Perrachon SA	852	86,390
CNP Assurances SA	844	108,342
Compagnie de Saint-Gobain SA	6,412	722,710
Compagnie Generale des Etablissements
Michelin, Class B	2,793	392,137

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	12,579	$513,417
Dassault Systemes SA	1,015	64,166
Essilor International SA	1,856	221,740
European Aeronautic Defence &
Space Company	6,070	197,937
France Telecom SA	32,606	899,267
Gaz de France	3,674	186,215
Gecina SA	241	40,402
Groupe DANONE	8,392	680,961
Hermes International SA	1,377	156,210
Icade	591	45,783
Imerys SA	643	65,293
Klepierre SA	474	80,699
Lafarge SA	2,862	523,901
Lagardere S.C.A.	2,333	203,282
L'Oreal SA	4,735	562,051
LVMH Moet Hennessy SA	4,676	540,760
M6-Metropole Television	1,088	35,493
Neopost SA	650	95,355
PagesJaunes Groupe SA	2,194	46,183
Pernod-Ricard SA	1,756	389,221
Pinault-Printemps-Redoute SA	1,509	264,315
PSA Peugeot Citroen SA	2,877	232,518
Publicis Groupe SA	2,526	111,501
Renault Regie Nationale SA	3,539	570,367
Safran SA	2,966	76,148
Sanofi-Aventis SA	19,616	1,593,844
Schneider Electric SA	4,101	577,333
SCOR SE - Non Reg *	19,002	52,921
SCOR SE	468	12,743
Societe BIC SA	499	36,807
Societe Des Autoroutes Paris-Rhin-Rhone	476	48,393
Societe Generale	7,095	1,319,200
Societe Television Francaise 1	2,434	84,471
Sodexho Alliance	1,819	130,706
STMicroelectronics NV	13,354	259,074
Suez SA Strip VVPR *	1,336	18
Suez SA	19,606	1,126,255
Technip SA	2,043	169,313
Thales SA	1,721	105,446
Thomson *	4,724	90,243
Total SA	41,377	3,370,924
Unibail-Rodamco	882	226,739
Valeo SA	1,391	74,865
Vallourec SA	898	289,199
Veolia Environnement SA	6,807	534,034
Vinci SA, ADR	7,600	570,047
Vivendi Universal SA	22,261	960,356
Zodiac SA	707	54,387

		26,586,779
Germany - 6.16%
Adidas-Salomon AG	4,017	254,052

The accompanying notes are an integral part of the financial statements. 52

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Allianz AG	8,792	$2,063,351
Altana AG	1,345	32,494
BASF AG	9,751	1,281,902
Bayer AG	14,136	1,072,137
Beiersdorf AG	1,788	127,729
Bilfinger Berger AG	677	60,271
Celesio AG	1,510	98,275
Commerzbank AG	12,006	576,057
Continental AG	2,574	363,443
DaimlerChrysler AG	18,005	1,669,609
Deutsche Bank AG	10,099	1,471,968
Deutsche Boerse AG	3,928	444,751
Deutsche Lufthansa AG	4,164	116,869
Deutsche Post AG, GDR	918	29,465
Deutsche Post AG	14,024	455,603
Deutsche Postbank AG	1,640	144,273
Deutsche Telekom AG	55,189	1,021,449
Douglas Holding AG	597	38,927
E.ON AG	12,102	2,033,547
Fresenius Medical Care AG	3,765	173,725
Heidelberger Druckmaschinen AG	1,038	50,421
Henkel KGaA	3,339	176,459
Hochtief AG	746	81,380
Hypo Real Estate Holding AG	2,514	163,177
Infineon Technologies AG *	14,777	245,926
IVG Immobilien AG	1,907	74,586
KarstadtQuelle AG *	1,054	35,652
Linde AG	2,322	280,176
MAN AG	2,161	311,906
Merck & Company AG	1,292	178,253
Metro AG	3,203	266,227
MLP AG	1,181	22,752
Muenchener Rueckversicherungs-
Gesellschaft AG	4,253	783,072
Premiere AG *	1,358	32,313
ProSieben Sat.1 Media AG	1,351	53,480
Qiagen AG *	2,839	51,048
Rheinmetall AG	643	59,965
RWE AG	8,665	925,340
Salzgitter AG	753	146,076
SAP AG	17,282	889,483
Siemens AG	16,534	2,382,175
Solarworld AG	1,726	79,805
Suedzucker AG	1,120	24,893
Thyssen Krupp AG	7,052	420,733
TUI AG *	4,099	113,715
Volkswagen AG	3,281	523,862
Wincor Nixdorf AG	572	53,204

		21,955,976
Greece - 0.54%
Alpha Bank A.E.	7,877	248,129
Athens Stock Exchange SA (ASE)	1,230	32,260

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Bank of Piraeus SA	5,206	$190,455
Coca Cola Hellenic Bottling Company SA	2,220	102,045
Cosmote Mobile Communications SA	2,390	73,929
EFG Eurobank Ergas SA	5,609	183,511
Folli-Follie SA	310	12,573
Greek Organization of Football Prognostics	4,540	160,812
Hellenic Petroleum SA	2,110	34,003
Hellenic Technodomiki Tev SA	2,460	32,260
Hellenic Telecommunications Organization SA	6,470	200,309
Motor Oil Hellas Corinth Refineries SA	878	23,076
National Bank of Greece SA	8,198	469,932
Public Power Corp.	2,040	57,642
Titan Cement Company SA	1,260	72,908
Viohalco SA	1,820	28,296

		1,922,140
Hong Kong - 1.95%
Anhui Conch Cement Company, Ltd., Series H	10,000	70,343
Bank of East Asia, Ltd.	28,364	159,255
Beijing Enterprises Holdings, Ltd.	6,000	22,791
BOC Hong Kong Holdings, Ltd.	71,672	170,316
Cathay Pacific Airways, Ltd.	18,218	45,342
Cheung Kong Holdings, Ltd.	29,151	382,153
China Agri-Industries Holdings, Ltd. *	30,000	20,412
China CITIC Bank	101,000	77,247
China Communications
Construction Company , Ltd.	85,000	152,197
China Eastern Airlines Corp., Ltd. *	32,000	15,266
China Everbright, Ltd. *	14,000	29,329
China Merchants Holdings International
Company, Ltd.	22,256	107,597
China Mobile, Ltd.	100,000	1,075,613
China Overseas Land & Investment, Ltd.	68,000	105,234
China Resource Power Holdings, Ltd.	22,000	52,617
China Resources Enterprises, Ltd.	24,000	90,244
China Resources Land, Ltd.	36,000	53,870
China Shenhua Energy Company, Ltd.	65,500	226,604
China Southern Airlines Company, Ltd. *	24,000	16,146
Citic 1616 Holdings, Ltd. *	1,050	408
Citic Pacific, Ltd.	22,000	110,720
CLP Holdings, Ltd.	25,111	168,449
CNOOC, Ltd.	305,000	345,616
COFCO International, Ltd.	12,000	8,150
Denway Motors, Ltd.	98,000	45,999
Fu Ji Food & Catering Services Holdings, Ltd.	3,700	12,682
Global Bio-Chem Technology
Group Company, Ltd.	24,000	9,884
Gome Electrical Appliances Holdings, Ltd.	22,000	33,765
Guangzhou Investment Company, Ltd.	70,000	17,906
Hang Lung Properties, Ltd.	43,674	150,536
Hang Seng Bank, Ltd.	14,781	199,631
Henderson Land Development Company, Ltd.	16,399	111,686
Hong Kong & China Gas Company, Ltd.	82,298	173,042

The accompanying notes are an integral part of the financial statements. 53

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Electric Holdings, Ltd.	26,918	$135,988
Hong Kong Exchange & Clearing, Ltd.	20,570	290,971
Hopewell Holdings, Ltd.	11,638	47,482
Hopson Development Holdings, Ltd., GDR	12,000	33,688
Hutchison Whampoa, Ltd.	41,423	411,380
Hysan Development Company, Ltd.	11,917	31,702
Kerry Properties, Ltd.	9,916	62,522
Li Ning Company, Ltd.	12,000	29,099
Link, REIT	39,827	88,122
Melco International Development	14,000	20,770
MTR Corp., Ltd.	26,439	62,827
New World Development Company, Ltd.	49,342	123,437
Nine Dragons Paper Holdings, Ltd.	25,600	59,655
PCCW, Ltd.	73,652	45,215
Ping An Insurance Group Company of China,
Ltd.	28,500	201,936
Semiconductor Manufacturing
International Corp. *	329,000	45,024
Shanghai Industrial Holdings, Ltd.	9,000	34,360
Shangri-La Asia, Ltd.	23,953	57,900
Shenzhen Investment, Ltd.	22,000	16,657
Shun Tak Holdings, Ltd.	18,000	26,567
Sino Land Company, Ltd.	26,310	54,916
Sun Hung Kai Properties, Ltd.	26,389	317,932
Swire Pacific, Ltd., Class A	17,837	199,271
Techtronic Industries Company, Ltd.	18,985	25,301
Television Broadcasting Company, Ltd.	4,819	33,898
Tencent Holdings, Ltd.	17,000	68,380
Travelsky Technology, Ltd., Class H	12,000	10,268
Weiqiao Textile Company, Ltd.	7,000	15,703
Wharf Holdings, Ltd.	23,332	93,253
Wing Hang Bank, Ltd.	3,564	39,224

		6,944,498
Hungary - 0.15%
Gedeon Richter Rt.	240	48,413
Magyar Telekom Rt.	8,054	44,047
MOL Magyar Olaj - es Gazipari Rt.	1,216	185,139
OTP Bank Rt.	4,325	251,985

		529,584
India - 0.96%
Bajaj Auto, Ltd., ADR *	877	45,955
Dr Reddy's Laboratories, Ltd., ADR (a)	2,886	46,580
Grasim Industries, Ltd., ADR	951	61,815
ICICI Bank, Ltd., SADR	10,755	528,608
Infosys Technologies, Ltd., ADR	15,257	768,648
Larsen & Toubro, Ltd., ADR	2,566	138,483
Ranbaxy Laboratories, Ltd., ADR	3,994	35,347
Reliance Capital, Ltd. *	811	21,682
Reliance Communication, Ltd., ADR *	16,900	214,718
Reliance Energy, Ltd., ADR	405	18,304
Reliance Industries, Ltd., ADR	11,965	1,011,042

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Natural Resources, Ltd., ADR * (a)	8,110	$15,532
Satyam Computer Services, Ltd., ADR	9,062	224,375
State Bank of India, Ltd., ADR	609	53,714
Tata Motors, Ltd., SADR (a)	7,726	126,861
Videsh Sanchar Nigam, Ltd., ADR	877	20,408
Wipro, Ltd., ADR (a)	6,313	98,167

		3,430,239
Indonesia - 0.23%
Aneka Tambang Tbk PT	10,575	14,689
Astra Agro Lestari Tbk PT	6,342	9,652
Astra International Tbk PT	37,517	70,176
Bank Central Asia Tbk PT	113,613	68,532
Bank Danamon Indonesia Tbk PT	31,741	24,241
Bank Internasional Indonesia Tbk PT	362,500	7,182
Bank Mandiri Tbk PT	112,622	38,953
Bank Pan Indonesia Tbk PT *	113,801	8,061
Bank Rakyat Indonesia Tbk PT	100,999	64,277
Berlian Laju Tanker Tbk PT	43,000	9,757
Bumi Resources Tbk PT	308,220	77,609
Energi Mega Persada Tbk PT *	83,500	7,393
Gudang Garam Tbk PT	11,018	13,597
Indocement Tunggal Prakarsa Tbk PT	15,013	10,385
Indofood Sukses Makmur Tbk PT	80,095	17,952
Indosat Tbk PT, ADR (a)	523	18,959
Indosat Tbk PT	19,000	13,669
International Nickel Indonesia Tbk PT	4,000	24,571
Kalbe Farma Tbk PT	85,929	13,220
Perusahaan Gas Negara Tbk PT	34,003	35,565
PT Telekomunikiasi Indonesia, ADR	2,899	124,947
Ramayana Lestari Sentosa Tbk PT	40,369	4,513
Semen Gresik Persero Tbk PT	2,586	14,769
Telekomunikasi Indonesia Tbk PT	71,000	77,405
Unilever Indonesia Tbk PT	28,500	21,134
United Tractors Tbk PT	22,532	20,574

		811,782
Ireland - 0.75%
Allied Irish Banks PLC - London	1,204	33,076
Allied Irish Banks PLC	16,539	451,894
Bank of Ireland - London	1,017	20,583
Bank of Ireland	18,663	376,958
C&C Group PLC - London	453	6,112
C&C Group PLC	5,838	78,769
CRH PLC - London	704	34,844
CRH PLC	10,326	511,364
DCC PLC, Dublin	1,314	44,323
DCC PLC, London	321	10,711
Depfa Bank PLC	6,673	118,182
Elan Corp PLC - London *	1,054	22,885
Elan Corp. *	7,649	166,491
Experian Group, Ltd.	20,151	254,469
Grafton Group PLC *	4,309	61,518

The accompanying notes are an integral part of the financial statements. 54

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Greencore Group PLC, Dublin	3,115	$23,583
Iaws Group PLC, ADR	1,734	36,336
Iaws Group PLC	454	9,520
Independent News & Media PLC	11,126	56,407
Irish Life & Permanent PLC - London	313	7,892
Irish Life & Permanent PLC	4,627	116,915
Kerry Group PLC	2,393	66,969
Kerry Group PLC - London	270	7,574
Kingspan Group PLC - London	162	4,536
Kingspan Group PLC	2,426	68,089
Paddy Power PLC - London	174	5,422
Paddy Power PLC	712	22,207
Ryanair Holdings PLC, SADR *	1,362	51,415

		2,669,044
Israel - 0.39%
Africa-Israel Investments, Ltd.	259	26,034
Aladdin Knowledge Systems, ADR *	144	2,987
Alvarion, Ltd., ADR *	1,474	13,752
Audio Codes, Ltd., ADR *	632	3,552
Bank Hapoalim, Ltd.	19,449	94,707
Bank Leumi Le-Israel, Ltd.	17,480	68,391
Bezek Israeli Telecommunications Corp., Ltd.	21,603	35,048
Check Point Software Technologies, Ltd. *	3,926	89,552
Clal Industries & Investments, Ltd.	1,227	7,288
Clal Insurance Enterprise Holdings, Ltd. *	327	8,888
Discount Investment Corp.	492	15,559
ECI Telecom, Ltd., ADR *	1,010	9,241
Elbit Systems, Ltd.	482	20,264
Given Imaging Corp., ADR *	414	13,012
Harel Insurance Investments, Ltd.	145	8,002
ICL Israel Chemicals, Ltd.	10,597	83,969
IDB Development Corp., Ltd.	339	12,698
Israel Corp., Ltd.	48	32,989
Israel Discount Bank, Ltd. *	8,360	17,237
Koor Industries, Ltd. *	167	11,077
Makhteshim-Agam Industries, Ltd.	5,876	42,554
Migdal Insurance Holdings, Ltd.	5,069	8,496
Nice Systems, Ltd. *	1,055	37,333
Orbotech, Ltd. *	594	13,258
Partner Communications, Ltd.	1,609	25,571
RADWARE, Ltd., ADR *	269	3,914
Retalix, Ltd. *	247	4,806
Strauss-Elite, Ltd.	571	6,803
Super-Sol, Ltd., Class B *	1,843	7,258
Syneron Medical, Ltd., ADR *	462	11,527
Teva Pharmaceutical Industries, Ltd.	15,435	637,288
United Mizrahi Bank, Ltd.	2,283	16,775

		1,389,830
Italy - 2.74%
Alleanza Assicuraz SpA	8,001	104,708
Assicurazioni Generali SpA	19,695	792,410

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Autogrill SpA	1,626	$34,491
Autostrade SpA	4,701	156,473
Banca Intesa SpA - Non convertible	17,583	123,373
Banca Monte dei Paschi Siena SpA	20,779	140,882
Banca Popolare di Milano SpA	7,568	115,821
Banche Popolari Unite SpA	11,376	289,909
Banco Popolare Di Verona e Novara SpA	7,047	203,310
Bulgari SpA	2,882	46,405
Capitalia SpA	31,631	315,167
Enel SpA	80,733	870,448
Eni SpA	48,611	1,767,859
Fiat SpA	13,096	390,753
Finmeccanica SpA	5,592	172,597
Fondiaria-Sai SpA	1,385	67,202
Intesa Sanpaolo SpA	142,207	1,063,180
Italcementi SpA	1,317	40,810
Lottomatica SpA	1,080	43,088
Luxottica Group SpA	2,513	97,779
Mediaset SpA	13,928	144,144
Mediobanca SpA	9,182	209,294
Mediolanum SpA	4,491	37,523
Mondadori (Arnoldo) Editore SpA	1,879	18,417
Parmalat SpA	28,330	120,264
Pirelli & Company SpA *	54,326	64,926
Seat Pagine Gialle SpA	71,507	42,972
Snam Rete Gas SpA	18,479	109,549
T.E.R.N.A SpA	22,790	78,876
Telecom Italia SpA	200,211	549,471
Telecom Italia SpA-RNC	113,050	251,113
UniCredito Italiano SpA	145,884	1,307,621

		9,770,835
Japan - 15.94%
Access Company, Ltd. *	4	12,090
Acom Company, Ltd.	1,333	47,744
Aderans Company, Ltd.	717	15,077
Advantest Corp.	3,020	131,416
AEON Company, Ltd.	12,496	231,886
AEON Credit Service Company, Ltd.	1,423	22,532
Aeon Mall Company, Ltd.	900	27,641
Aiful Corp.	1,398	40,103
Aisin Seiki Company	3,821	140,263
Ajinomoto Company, Inc.	11,695	134,667
Alfresa Holdings Corp.	576	40,094
All Nippon Airways Company, Ltd.	13,285	50,490
Alps Electric Company, Ltd.	3,662	36,559
Amada Company, Ltd.	7,171	89,547
Aoyama Trading Company, Ltd.	858	26,351
Asahi Breweries, Ltd.	7,799	120,772
Asahi Glass Company, Ltd.	17,809	240,138
Asahi Kasei Corp.	23,037	151,209
ASATSU-DK, Inc.	752	25,411

The accompanying notes are an integral part of the financial statements. 55

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asics Corp.	3,000	$37,024
Astellas Pharmaceuticals, Inc.	10,305	447,590
Autobacs Seven Company, Ltd.	447	13,946
Bank of Kyoto, Ltd.	5,000	59,844
Benesse Corp.	1,146	33,153
Bridgestone Corp.	11,947	255,582
Canon Sales Company, Inc.	1,500	30,631
Canon, Inc.	20,626	1,208,427
Casio Computer Company, Ltd.	4,267	66,527
Central Glass Company, Ltd.	4,114	22,969
Central Japan Railway Company, Ltd.	30	316,033
Chiba Bank, Ltd.	15,104	133,899
Chiyoda Corp.	3,000	57,129
Chubu Electric Power Company, Inc.	12,923	342,435
Chugai Pharmaceutical Company, Ltd.	5,584	100,227
Circle K Sunkus Company, Ltd.	1,088	18,955
Citizen Watch Company, Ltd.	7,565	68,107
Coca-Cola West Japan Company, Ltd.	1,323	30,715
COMSYS Holdings Corp.	2,057	23,786
Credit Saison Company, Ltd.	3,109	80,871
CSK Corp.	1,310	46,071
Dai Nippon Printing Company, Ltd.	12,047	179,526
Daicel Chemical Industries, Ltd.	4,466	29,060
Daido Steel Company, Ltd.	7,000	47,705
Daifuku Company, Ltd.	1,500	20,676
Daiichi Sankyo Company, Ltd.	13,528	358,466
Daikin Industries, Ltd.	4,385	159,545
Daimaru, Inc.	4,114	49,106
Dainippon Ink & Chemicals, Inc.	10,990	42,391
Dainippon Screen Manufacturing
Company, Ltd.	3,762	28,381
Daito Trust Construction Company, Ltd.	1,581	75,203
Daiwa House Industry Company, Ltd.	10,285	146,851
Daiwa Securities Group, Inc.	25,649	272,899
Denki Kagaku Kogyo Kabushiki Kaisha	9,523	42,829
Denso Corp.	9,478	370,195
Dentsu, Inc.	39	110,295
Dowa Mining Company, Ltd.	5,466	58,245
E-Access, Ltd.	17	10,153
East Japan Railway Company	65	500,385
Ebara Corp.	7,466	34,243
EDION Corp.	1,300	16,866
Eisai Company, Ltd.	4,948	215,714
Electric Power Development Company, Ltd.	3,000	119,120
Elpida Memory, Inc. *	1,800	79,203
Familymart Company, Ltd.	1,240	32,657
Fanuc, Ltd.	3,721	383,543
Fast Retailing Company, Ltd.	934	66,376
Fuji Electric Holdings Company, Ltd.	10,580	53,669
Fuji Photo Film Company, Ltd.	9,433	421,181
Fuji Software ABC, Inc.	782	18,377
Fuji Television Network, Inc.	10	20,096

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujikura, Ltd.	6,523	$48,471
Fujitsu, Ltd.	36,379	267,673
Fukuoka Financial Group, Inc. *	12,638	83,362
Furukawa Electric Company, Ltd.	11,638	64,223
Glory, Ltd.	1,400	30,631
Goodwill Group, Inc. *	21	7,215
Gunma Bank	6,523	43,820
Gunze, Ltd.	2,762	16,115
Hakuhodo DY Holdings, Inc.	460	30,342
Hankyu Department Stores	2,409	25,612
Hankyu Hanshin Holdings, Inc.	22,600	119,222
Haseko Corp. *	18,500	54,718
Hikari Tsushin, Inc.	300	12,593
Hino Motors, Ltd.	5,114	30,542
Hirose Electric Company, Ltd.	617	81,097
Hitachi Cable, Ltd.	3,409	19,945
Hitachi Capital Corp.	493	7,503
Hitachi Chemical, Ltd.	1,816	41,057
Hitachi Construction Machinery Company, Ltd.	1,957	68,032
Hitachi High-Technologies Corp.	1,100	28,524
Hitachi, Ltd.	64,882	460,044
Hokkaido Electric Power Company, Inc.	3,532	76,562
Hokuhoku Financial Group, Inc.	22,866	73,932
Honda Motor Company, Ltd.	29,838	1,088,052
House Food Corp.	1,199	18,392
Hoya Corp.	8,108	268,723
Ibiden Company, Ltd.	2,500	161,258
Idemitsu Kosan Company, Ltd.	300	33,548
Inpex Holdings, Inc.	16	149,103
Isetan Company, Ltd.	3,238	53,134
Ishikawajima-Harima Heavy Industries
Company, Ltd.	24,866	90,675
ITO EN, Ltd.	1,094	35,904
Itochu Corp.	28,798	333,240
Itochu Techno-Science Corp.	552	21,650
JAFCO Company, Ltd.	647	29,780
Japan Airlines System Corp. *	16,047	30,168
Japan Petroleum Exploration Company, Ltd.	200	14,116
Japan Prime Realty Investment Corp.	9	35,080
Japan Real Estate Investment Corp.	7	82,249
Japan Retail Fund Investment Corp., REIT	6	52,024
Japan Tobacco, Inc.	87	428,637
JFE Holdings, Inc.	10,738	667,400
JGC Corp.	4,114	77,009
Joyo Bank, Ltd.	12,047	74,778
JS Group Corp.	5,084	102,994
JSR Corp.	3,667	88,403
Kajima Corp.	17,809	74,466
Kamigumi Company, Ltd.	4,466	38,651
Kaneka Corp.	5,171	43,285
Kansai Electric Power Company, Ltd.	14,922	352,479
Kansai Paint Company, Ltd.	3,762	32,893

The accompanying notes are an integral part of the financial statements. 56

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kao Corp.	9,638	$249,141
Kawasaki Heavy Industries, Ltd.	25,037	102,254
Kawasaki Kisen Kaisha, Ltd.	9,933	121,300
KDDI Corp.	48	355,123
Keihin Electric Express Railway
Company, Ltd.	8,933	58,924
Keio Electric Railway Company, Ltd.	10,285	68,342
Keisei Electric Railway Company, Ltd.	5,000	29,253
Keyence Corp.	752	164,105
Kikkoman Corp.	2,762	41,003
Kinden Corp.	3,409	29,558
Kintetsu Corp.	33,208	99,835
Kirin Brewery Company, Ltd.	15,104	225,572
KK DaVinci Advisors *	20	17,503
Kobe Steel Company, Ltd.	55,483	210,413
Kokuyo Company, Ltd.	1,269	14,870
Komatsu, Ltd.	17,270	501,006
Komori Corp.	1,705	39,929
Konami Corp.	1,857	42,511
Konica Minolta Holdings, Inc.	9,609	141,637
Kose Corp.	400	11,312
Koyo Seiko Company, Ltd.	3,357	60,663
Kubota Corp.	21,218	171,938
Kuraray Company, Ltd.	6,700	78,453
Kurita Water Industries, Ltd.	2,181	68,396
Kyocera Corp.	3,162	336,686
KYOWA HAKKO KOGYO COMPANY, LTD.	6,523	61,474
Kyushu Electric Power Company, Inc.	7,469	195,493
Lawson, Inc.	1,269	43,806
LeoPalace21 Corp.	2,498	85,220
Mabuchi Motor Company, Ltd.	482	29,489
Makita Corp.	2,157	95,785
Marubeni Corp.	30,798	253,312
Marui Company, Ltd.	6,236	78,578
Matsui Securities Company, Ltd.	2,900	25,920
Matsumotokiyoshi Company, Ltd.	652	14,292
Matsushita Electric Industrial Company, Ltd.	37,607	745,100
Matsushita Electric Works, Ltd.	6,819	87,085
Mediceo Holdings Company, Ltd.	2,910	44,521
Meiji Dairies Corp.	4,114	26,170
Meiji Seika Kaisha, Ltd.	4,466	20,375
Meitec Corp.	617	17,649
Millea Holdings, Inc.	15,500	635,550
Minebea Company, Ltd.	5,523	31,194
Mitsubishi Chemical Holdings Corp, ADR	23,000	210,980
Mitsubishi Corp.	26,044	681,675
Mitsubishi Electric Corp.	37,027	342,651
Mitsubishi Estate Company, Ltd.	23,218	630,285
Mitsubishi Gas & Chemicals Company, Inc.	7,171	65,489
Mitsubishi Heavy Industries, Ltd.	62,063	397,811
Mitsubishi Logistc Corp.	2,057	33,837
Mitsubishi Materials Corp.	22,980	125,323

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Rayon Company, Ltd.	9,990	$71,158
Mitsubishi Securities Company, Ltd.	5,000	56,035
Mitsubishi UFJ Financial Group, Inc.	156	1,719,217
Mitsubishi UFJ Lease & Finance
Company, Ltd. *	650	29,180
Mitsui & Company, Ltd.	30,389	604,554
Mitsui Chemicals, Inc.	12,990	98,632
Mitsui Engineering & Shipbuilding
Company, Ltd.	13,638	72,829
Mitsui Fudosan Company, Ltd.	16,752	469,689
Mitsui Mining & Smelting Company, Ltd.	9,990	46,629
Mitsui O.S.K. Lines, Ltd.	20,513	278,261
Mitsui Sumitomo Insurance Company, Ltd.	22,741	291,530
Mitsui Trust Holdings, Inc.	13,990	121,756
Mitsukoshi, Ltd.	7,171	35,854
Mitsumi Electric Company, Ltd.	1,399	50,108
Mizuho Financial Group, Inc.	183	1,264,933
Murata Manufacturing Company, Ltd.	3,996	300,821
Namco Bandai Holdings, Inc.	4,067	64,133
NEC Corp.	37,617	194,479
NEC Electronics Corp. *	652	17,118
NGK INSULATORS, LTD.	5,171	126,965
NGK Spark Plug Company, Ltd.	3,762	65,390
NHK Spring Company, Ltd.	3,000	28,856
NICHIREI Corp.	4,466	22,980
Nidec Corp.	1,986	116,516
Nikko Cordial Corp.	8,000	104,437
Nikon Corp.	5,819	162,209
Nintendo Company, Ltd.	1,892	691,457
Nippon Building Fund, Inc.	9	124,711
Nippon Electric Glass Company, Ltd.	7,000	123,374
Nippon Express Company, Ltd.	16,809	95,483
Nippon Kayaku Company, Ltd.	2,409	19,053
Nippon Light Metal Company, Ltd.	7,876	20,551
NIPPON MEAT PACKERS, Inc.	2,762	33,349
Nippon Mining Holdings, Inc.	16,132	154,516
Nippon Oil Corp.	23,094	214,462
Nippon Paper Group, Inc.	17	56,481
Nippon Sheet Glass Company, Ltd.	10,171	46,402
Nippon Shokubai Company, Ltd.	2,409	21,376
Nippon Steel Corp.	111,536	784,516
Nippon Telegraph & Telephone Corp.	100	443,256
Nippon Yusen Kabushiki Kaisha	20,923	191,758
Nippon Zeon Company	3,409	36,188
Nishimatsu Construction Company, Ltd.	4,114	14,502
Nishi-Nippon City Bank, Ltd.	12,000	43,856
Nissan Chemical Industries, Ltd.	2,762	32,431
Nissan Motor Company, Ltd.	43,690	467,684
Nisshin Seifun Group, Inc.	3,114	30,760
Nisshin Steel Company	16,047	73,210
Nisshinbo Industries, Inc.	2,409	33,615
Nissin Food Products Company, Ltd.	1,716	57,429

The accompanying notes are an integral part of the financial statements. 57

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nitori Company, Ltd.	768	$38,274
Nitto Denko Corp.	3,332	167,943
NOK Corp.	1,892	39,862
Nomura Holdings, Inc.	34,007	661,374
Nomura Real Estate Holdings, Inc.	800	25,996
Nomura Real Estate Office Fund, Inc.	4	43,110
Nomura Research Institute, Ltd.	2,011	59,154
NSK, Ltd.	8,285	85,666
NTN Corp.	7,228	62,261
NTT Data Corp.	26	123,253
NTT DoCoMo, Inc.	318	502,492
NTT Urban Development Corp.	20	38,734
Obayashi Corp.	11,638	63,375
OBIC Company, Ltd.	120	23,678
Odakyu Electric Railway Company	11,695	72,025
Oji Paper Company, Ltd.	17,809	86,444
Oki Electric Industry Company, Ltd. *	9,638	17,885
Okuma Holdings, Inc.	3,000	47,429
Okumura Corp.	4,114	21,036
Olympus Optical Company, Ltd.	4,466	174,073
Omron Corp.	4,161	109,247
Onward Kashiyama Company, Ltd.	2,409	30,707
Oracle Corp. - Japan	552	24,334
Oriental Land Company, Ltd.	893	46,530
Orix Corp.	1,746	459,120
Osaka Gas Company, Ltd.	37,845	140,456
OSG Corp.	1,500	20,639
Otsuka Corp.	300	28,467
Park24 Company, Ltd.	1,600	16,077
Pioneer Electronic Corp.	3,221	43,771
Promise Company, Ltd.	1,619	49,854
Q.P. Corp.	2,287	21,942
Rakuten, Inc.	124	41,700
Resona Holdings, Inc.	106	253,393
Ricoh Company, Ltd.	13,399	309,446
Rinnai Corp.	752	23,461
Rohm Company, Ltd.	2,127	188,733
Round One Corp.	6	10,891
Ryohin Keikaku Company, Ltd.	511	31,595
Sanken Electric Company	2,057	19,919
SANKYO Company, Ltd.	993	41,762
Santen Pharmaceutical Company, Ltd.	1,300	31,603
Sanwa Shutter Corp.	3,762	21,766
Sanyo Electric Company, Ltd. *	29,151	47,717
Sapporo Hokuyo Holdings, Inc.	6	66,124
Sapporo Holdings	5,466	34,682
SBI E*Trade Securities Compnay, Ltd.	27	28,662
SBI Holdings, Inc.	176	55,836
Secom Company, Ltd.	3,890	183,144
SEGA SAMMY HOLDINGS, INC.	3,392	54,836
Seiko Epson Corp.	2,622	75,852
Seino Transportation Company, Ltd.	2,409	22,781

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sekisui Chemical Company, Ltd.	8,228	$63,541
Sekisui House, Ltd.	10,638	141,805
Seven & I Holdings Company, Ltd.	15,881	452,989
Sharp Corp.	19,218	364,411
Shimachu Company, Ltd.	723	19,451
Shimamura Company, Ltd.	376	40,097
Shimano, Inc.	1,369	46,926
Shimizu Corp.	10,695	61,966
Shin-Etsu Chemical Company, Ltd.	8,011	571,913
Shinko Electric Industries Company, Ltd.	1,200	25,866
Shinko Securities Company, Ltd.	8,000	41,360
Shinsei Bank, Ltd.	28,094	113,373
Shionogi & Company, Ltd.	5,523	89,958
Shiseido Company, Ltd.	7,523	160,330
Shizuoka Bank, Ltd.	10,342	104,757
Showa Denko K.K.	19,161	69,250
Showa Shell Sekiyu K.K.	3,555	44,047
SMC Corp.	1,064	141,401
SOFTBANK Corp.	14,388	310,134
Sojitz Holdings Corp. *	19,891	88,974
Sompo Japan Insurance, Inc.	16,104	196,920
Sony Corp.	19,142	981,880
Stanley Electric Corp.	2,908	63,153
Sumco Corp.	2,300	115,368
Sumitomo Bakelite Company, Ltd.	4,762	33,302
Sumitomo Chemical Company, Ltd.	29,446	197,571
Sumitomo Corp.	20,666	376,796
Sumitomo Electric Industries, Ltd.	14,299	212,738
Sumitomo Heavy Industries, Ltd.	10,990	124,412
Sumitomo Metal Industries, Ltd.	79,577	468,157
Sumitomo Metal Mining Company, Ltd.	10,285	222,944
Sumitomo Mitsui Financial Group, Inc.	126	1,174,183
Sumitomo Osaka Cement Company, Ltd.	6,523	17,285
Sumitomo Realty &
Development Company, Ltd.	7,876	256,566
Sumitomo Rubber Industries, Inc.	3,100	36,977
Sumitomo Titanium Corp.	300	28,005
Sumitomo Trust & Banking Company, Ltd.	23,446	223,241
Suruga Bank, Ltd.	4,114	51,773
Suzuken Company, Ltd.	1,523	47,515
T&D Holdings, Inc.	3,641	245,772
TAIHEIYO CEMENT CORP.	15,809	69,946
Taisei Corp.	20,866	70,509
Taisho Pharmaceuticals Company, Ltd.	2,762	54,723
Taiyo Nippon Sanso Corp.	4,819	37,215
Taiyo Yuden Company, Ltd.	2,057	47,589
Takara Holdings	3,409	22,707
Takashimaya Company, Ltd.	4,819	60,762
Takeda Pharmaceutical Company, Ltd.	16,349	1,054,560
Takefuji Corp.	2,056	68,975
Tanabe Seiyaku Company, Ltd.	4,000	47,583
TDK Corp.	2,468	238,390

The accompanying notes are an integral part of the financial statements. 58

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Teijin, Ltd.	15,104	$82,493
Terumo Corp.	3,103	119,689
The 77th Bank, Ltd.	6,523	42,287
The Bank of Yokohama, Ltd.	23,684	165,820
The Hachijuni Bank, Ltd.	7,000	49,180
The Hiroshima Bank, Ltd.	9,000	49,812
The Japan Steel Works, Ltd.	7,000	106,641
The Tokyo Electric Power Company, Ltd.	23,367	749,834
THK Company, Ltd.	2,181	54,611
TIS, Inc.	817	18,736
Tobu Railway Company, Ltd.	16,752	75,612
Toda Corp.	3,762	19,998
Toho Company, Ltd.	2,733	49,387
Toho Titanium Company, Ltd.	500	20,258
Tohoku Electric Power Company, Inc.	8,480	190,002
Tokai Rika Company, Ltd.	1,100	30,039
Tokuyama Corp.	4,000	52,056
Tokyo Broadcasting Company, Ltd.	852	26,028
Tokyo Electron, Ltd.	3,232	237,807
Tokyo Gas Company, Ltd.	43,835	207,444
Tokyo Seimitsu Company, Ltd.	600	23,192
Tokyo Steel Manufacturing Company, Ltd.	1,800	28,210
Tokyo Tatemono Company, Ltd.	6,000	74,730
Tokyu Corp.	21,866	146,004
Tokyu Land Corp.	9,171	97,577
TonenGeneral Sekiyu K.K.	5,171	50,409
Toppan Printing Company, Ltd.	10,990	118,000
Toray Industries, Inc.	26,389	194,809
Toshiba Corp.	59,711	520,152
Tosoh Corp.	9,228	51,223
Toto, Ltd.	5,171	44,710
Toyo Seikan Kaisha, Ltd.	3,209	61,889
Toyo Suisan Kaisha, Ltd.	1,705	30,672
Toyobo Company, Ltd.	12,933	36,995
Toyoda Gosei Company, Ltd.	1,134	31,979
Toyota Boshoku Corp.	1,000	25,283
Toyota Industries Corp.	3,590	166,693
Toyota Motor Corp.	52,147	3,296,030
Toyota Tsusho Corp.	3,900	90,069
Trend Micro, Inc.	1,733	55,892
Ube Industries, Ltd.	16,037	49,383
UNI Charm Corp.	858	48,599
UNY Company, Ltd.	2,762	32,767
Ushio, Inc.	1,957	43,373
USS Company, Ltd.	393	24,999
Wacoal Corp.	2,057	25,336
West Japan Railway Company, Ltd.	34	158,146
Yahoo Japan Corp.	303	102,756
Yakult Honsha Company, Ltd.	1,957	49,478
Yamada Denki Company, Ltd.	1,586	165,534
Yamaha Corp.	3,426	71,071
Yamaha Motor Company, Ltd.	3,591	104,175

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yamato Transport Company, Ltd.	7,580	$107,062
Yamazaki Baking Company, Ltd.	1,409	12,011
YASKAWA Electric Corp.	3,000	34,131
Yokogawa Electric Corp.	3,814	51,119

		56,815,042
Korea - 0.00%
LG Philips LCD Company, Ltd., ADR *	57	1,290
Luxembourg - 0.08%
Tenaris SA, ADR	6,160	301,594
Malaysia - 0.47%
AirAsia BHD *	13,200	7,264
AmFirst REIT *	864	249
AMMB Holdings BHD	28,800	36,037
Berjaya Sports Toto BHD	15,600	23,722
British American Tobacco Malaysia BHD	2,700	35,192
Bursa Malaysia BHD	6,000	19,812
Commerce Asset Holdings	49,800	168,765
DRB-Hicom BHD	9,800	5,195
Gamuda BHD	14,400	33,576
Genting BHD	38,100	91,043
Golden Hope Plantations BHD	12,200	30,036
Guinness Anchor BHD	2,200	3,760
Highlands & Lowlands BHD	2,800	6,245
Hong Leong Bank BHD	9,200	16,921
Hong Leong Credit BHD	3,400	6,352
IGB Corp., BHD	15,700	12,324
IJM Corp. BHD	11,300	27,329
IOI Corp. BHD *	71,000	106,937
IOI Properties, BHD	1,400	5,393
KLCC Property Holdings BHD	6,800	7,169
Kuala Lumpur Kepong BHD	8,900	33,254
Lafarge Malayan Cement BHD	18,900	9,525
Magnum Corp. BHD	16,800	16,934
Malayan Bank BHD	39,900	138,682
Malaysian Airline System BHD *	4,200	7,177
Malaysian Bulk Carriers BHD	5,625	5,702
Malaysian Pacific Industries BHD	1,400	4,014
Malaysian Resources Corp. BHD *	14,400	11,303
Maxis Communications BHD	16,700	73,524
Media Prima BHD	11,600	10,147
MISC BHD	23,100	66,239
MMC Corp. BHD	6,500	14,685
Mulpha International BHD *	12,300	6,341
Multi-Purpose Holdings BHD	10,800	6,945
Petronas Dagangan BHD	4,000	9,269
Petronas Gas BHD	10,300	31,325
PLUS Expressways BHD	28,700	26,601
POS Malaysia & Services Holdings BHD	6,100	7,385
PPB Group BHD	9,200	20,252
Proton Holdings BHD	5,900	10,253
Public Bank BHD	22,000	63,403

The accompanying notes are an integral part of the financial statements. 59

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Resorts World BHD	52,100	$52,213
RHB Capital BHD	12,400	17,312
Scomi Group BHD	11,400	5,448
Shell Refining Company Federation of Malaya
BHD	2,400	7,230
Sime Darby BHD	31,000	86,198
SP Setia BHD	9,400	23,551
Star Publications Malaysia BHD	7,100	7,115
TA Enterprise BHD	12,800	6,599
Tanjong PLC	4,300	24,038
Telekom Malaysia, BHD	21,100	62,949
Tenaga Nasional BHD	26,700	88,162
Transmile Group BHD	2,500	3,287
UEM World BHD	13,200	14,452
UMW Holdings BHD	4,900	17,883
YTL Corp. BHD	17,200	41,101

		1,673,819
Mexico - 1.00%
Alfa SA de CV	6,702	52,917
America Movil SA de CV	381,319	1,178,878
Carso Infraestructura y Construccion SA de
CV *	11,400	11,262
Cemex SA de CV *	147,270	541,689
Coca-Cola Femsa SA de CV	5,853	25,938
Consorcio ARA SA de CV	16,060	25,897
Controladora Comercial Mexicana SA de CV	6,929	17,851
Corp. GEO SA de CV, Series B *	9,052	49,787
Desarrolladora Homex SA de CV *	2,800	28,180
Empresas ICA Sociedad
Controladora SA de CV *	6,900	35,042
Fomento Economico Mexicano SA de CV	44,355	174,081
Grupo Aeroportuario del Pacifico SA de CV	9,100	45,025
Grupo Aeroportuario del Sureste SA de CV	4,892	25,751
Grupo Bimbo SA de CV	6,258	39,437
Grupo Carso SA de CV	11,588	44,889
Grupo Financiero Banorte SA de CV	27,375	125,527
Grupo Mexico SA	21,665	133,316
Grupo Modelo SA	10,217	55,722
Grupo Televisa SA	48,683	269,343
Industrias Penoles SA de CV	1,898	22,866
Kimberly-Clark de Mexico SA de CV	10,200	44,428
Telefonos de Mexico SA de CV	169,666	321,860
TV Azteca SA de CV *	24,147	21,371
Urbi Desarrollos Urbanos SA de CV *	6,300	29,046
Wal-Mart de Mexico SA de CV, Series V	64,246	244,109

		3,564,212
Netherlands - 2.99%
ABN AMRO Holdings NV	35,330	1,626,378
Aegon NV	28,565	565,374
Akzo Nobel NV	5,228	452,069
ASML Holding NV *	9,359	259,385
Buhrmann NV	1,751	26,940

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Corio NV	751	$59,071
DSM NV	2,797	138,210
Fugro NV	1,147	72,960
Hagemeyer NV	8,876	45,960
Heineken NV	4,726	277,872
ING Groep NV	35,921	1,592,394
Koninklijke (Royal) KPN NV	37,144	618,672
Koninklijke (Royal) Philips Electronics NV	22,403	955,881
Koninklijke Ahold NV *	29,922	377,427
Mittal Steel Company NV	17,492	1,101,302
Oce N.V.	1,272	24,832
Randstad Holdings NV	873	69,458
Reed Elsevier NV	13,695	261,802
Rodamco Europe NV	1,016	136,259
Royal Numico NV	3,335	173,722
SBM Offshore NV	2,731	104,489
TNT Post Group NV	8,401	379,689
Unilever NV	32,886	1,025,253
Vedior NV	3,354	100,710
Wereldhave NV	366	51,194
Wolters Kluwer NV	5,823	178,310

		10,675,613
New Zealand - 0.12%
Auckland International Airport, Ltd.	18,756	47,548
Contact Energy, Ltd.	5,539	38,573
Fisher & Paykel Appliances Holdings, Ltd.	5,069	13,634
Fisher & Paykel Healthcare Corp.	9,802	25,531
Fletcher Building, Ltd.	9,205	87,865
Kiwi Income Property Trust	14,463	18,444
Sky City Entertainment Group, Ltd.	8,595	33,747
Sky Network Television, Ltd.	3,742	16,283
Telecom Corp. of New Zealand, Ltd.	38,452	136,413
Vector, Ltd.	4,817	10,127

		428,165
Norway - 0.78%
Acergy SA	3,939	89,526
Aker Kvaerner ASA	3,351	85,256
Den Norske Bank ASA	13,399	173,175
Det Norske Oljeselskapb ASA *	17,000	35,725
Norsk Hydro ASA	14,242	550,761
Norske Skogindustrier ASA	3,471	50,159
Ocean RIG ASA *	3,539	26,351
Orkla ASA	16,561	314,602
Pan Fish ASA *	53,200	57,930
Petroleum Geo-Services ASA *	3,465	86,540
ProSafe ASA	4,200	67,319
Renewable Energy Corp AS *	3,422	133,495
Schibsted ASA	929	42,544
Statoil ASA	13,129	408,625
Stolt-Nielsen SA	800	26,663
Storebrand ASA	4,478	69,952

The accompanying notes are an integral part of the financial statements. 60

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Tandberg ASA	2,336	$52,598
Telenor ASA	15,209	298,593
TGS Nopec Geophysical Company ASA *	2,200	45,151
Tomra Systems ASA	3,067	26,894
Yara International ASA	4,091	123,511

		2,765,370
Peru - 0.11%
Cia de Minas Buenaventura SA	1,973	72,815
Credicorp SA	1,069	65,284
Minsur SA	8,301	27,255
Southern Peru Copper Corp.	1,951	183,277
Volcan Compania Minera SA, CMN Series B	8,201	42,332

		390,963
Philippines - 0.10%
Ayala Corp.	2,808	33,067
Ayala Land, Inc.	117,600	44,469
Banco De Oro	8,500	12,765
Bank of the Philippine Islands	24,560	36,352
Filinvest Land, Inc. *	112,500	5,251
First Philippine Holdings Corp.	5,200	10,112
Globe Telecommunications, Inc.	600	17,567
Jollibee Foods Corp.	8,000	9,075
Manila Electric Company	4,400	10,934
Megaworld Corp. *	189,000	16,335
Metropolitan Bank & Trust Company	12,400	19,157
Petron Corp.	25,000	2,917
Philippine Long Distance Telephone Company	1,250	71,575
San Miguel Corp.	5,600	9,922
SM Investments Corp.	3,138	28,817
SM Prime Holdings, Ltd.	98,750	25,072

		353,387
Poland - 0.30%
Agora SA	767	11,604
Bank BPH SA	172	58,341
Bank Pekao SA	1,491	138,019
Bank Zachodni WBK SA	437	45,487
Bioton SA *	22,883	15,605
Boryszew SA *	430	4,545
BRE Bank SA *	177	34,624
Budimex SA *	210	9,422
Computerland SA	64	1,953
Debica SA	65	3,150
Echo Investment SA	485	19,044
Globe Trade Centre SA *	2,165	37,922
Grupa Kety SA	187	15,471
KGHM Polska Miedz SA	2,189	84,463
Mondi Packaging Paper Swiecie SA	197	7,071
Orbis SA	558	16,724
PBG SA *	168	22,794
Polish Oil & Gas Company	23,595	42,938
Polska Grupa Farmaceutyczna SA	156	6,383

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Polski Koncern Naftowy Orlen SA	6,379	$125,929
Powszechna Kasa Oszczednosci Bank
Polski SA	9,934	195,753
Prokom Software SA	199	10,714
Softbank SA	424	12,936
Telekomunikacja Polska SA	13,917	121,884
TVN SA	2,755	22,348

		1,065,124
Portugal - 0.29%
Banco BPI, SA	5,964	53,055
Banco Comercial dos Acores, SA	42,352	237,047
Banco Espirito Santo SA	3,917	87,271
Brisa Auto Estrada, SA	5,875	79,030
Cimpor-Cimentos De Portugal, SA	4,621	43,669
Electricidade De Portugal, SA	39,293	217,270
Jeronimo Martins, SGPS SA	3,740	22,096
Portugal Telecom, SGPS, SA	15,439	213,529
PT Multimedia.com, SGPS, SA	1,370	22,059
Sonae Industria, SGPS SA, New *	1,232	17,905
Sonae, SGPS, SA	15,740	44,688

		1,037,619
Russia - 1.52%
AFK Sistema, Reg. S, Spons. GDR	1,919	54,499
JSC MMC Norilsk Nickel, ADR	1,523	338,106
Lukoil Oil Company, ADR	9,519	725,348
Mechel Steel Group, ADR	609	22,247
Mobile Telesystems, SADR	4,121	249,609
NovaTek OAO, ADR	1,585	82,420
Novolipetsk Steel, ADR	2,499	73,346
OAO Gazprom, SADR	48,506	2,032,401
Polyus Gold Company ZAO, SADR *	1,457	61,777
RAO Unified Energy System, SADR	2,064	279,672
Rostelecom, ADR	1,268	72,276
Sberbank, ADR	1,586	618,540
Sberbank	164	80,484
Sibirtelecom, ADR	74	6,589
Surgutneftegaz, ADR (a)	2,931	160,033
Tatneft, ADR	1,297	118,675
UralsvyAzinform, ADR	1,226	14,933
VolgaTelecom, ADR *	636	6,538
VTB Bank OJSC, GDR *	16,900	185,562
Vympel Communicatii, SADR	1,899	200,079
Wimm-Bill-Dann Foods OJSC, ADR	323	33,595

		5,416,729
Singapore - 0.85%
Allgreen Properties, Ltd.	15,369	20,993
Ascendas., REIT *	19,469	37,409
Capitacommercial	19,000	36,383
Capitaland, Ltd. *	31,275	165,563
CapitaMall Trust *	20,658	56,975
Chartered Semiconductor Manufacturing, Ltd. *	20,570	18,149

The accompanying notes are an integral part of the financial statements. 61

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
City Developments, Ltd.	10,285	$116,287
ComfortDelGro Corp., Ltd.	37,731	53,757
Cosco Corp. Singapore, Ltd.	16,000	39,109
Creative Technology, Ltd.	46	231
DBS Group Holdings, Ltd.	22,684	338,014
Fraser and Neave, Ltd.	16,900	60,195
Haw Par Corp., Ltd.	1,877	9,384
Jardine Cycle and Carriage, Ltd.	2,495	25,601
Keppel Corp., Ltd.	21,980	179,563
Keppel Land, Ltd.	7,876	45,039
Neptune Orient Lines, Ltd.	8,638	29,920
Olam International, Ltd.	13,000	26,168
Oversea-Chinese Banking Corp., Ltd.	50,752	303,497
Parkway Holdings, Ltd.	12,229	31,969
SembCorp Industries, Ltd.	17,604	65,579
SembCorp Marine, Ltd.	11,638	37,270
Singapore Airlines, Ltd.	10,990	135,032
Singapore Exchange, Ltd.	16,399	105,032
Singapore Land, Ltd.	2,409	17,948
Singapore Petroleum Company, Ltd.	4,000	15,032
Singapore Post, Ltd.	25,151	20,876
Singapore Press Holdings, Ltd.	30,441	92,312
Singapore Technologies Engineering, Ltd.	26,798	63,050
Singapore Telecommunications, Ltd.	160,410	356,443
SMRT Corp., Ltd.	11,990	15,437
Suntec Real Estate Investment Trust *	18,809	23,848
United Overseas Bank, Ltd.	25,037	359,986
United Overseas Land, Ltd.	10,531	39,919
Venture Corp., Ltd.	4,466	45,825
Want Want Holdings Company, Ltd.	8,000	18,400
Wing Tai Holdings, Ltd. *	9,228	24,003

		3,030,198
South Africa - 1.19%
African Bank Investments, Ltd.	9,208	39,080
Alexander Forbes, Ltd. *	6,158	14,991
Allan Gray Property Trust	20,086	18,532
Anglo Platinum, Ltd.	1,292	213,471
AngloGold Ashanti, Ltd.	2,987	113,247
Aspen Pharmacare Holdings, Ltd. *	3,929	20,635
Aveng, Ltd.	7,715	54,700
AVI, Ltd.	5,243	14,669
Barloworld, Ltd.	3,970	111,014
Bidvest Group, Ltd. *	5,157	105,409
Ellerine Holdings, Ltd.	1,837	18,174
FirstRand, Ltd.	55,223	177,153
Foschini, Ltd.	3,862	33,445
Gold Fields, Ltd.	11,922	185,134
Grindrod, Ltd.	5,436	17,014
Harmony Gold Mining Company, Ltd. *	6,695	95,289
Hulamin, Ltd. *	73	342
Impala Platinum Holdings, Ltd.	10,513	322,329

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Imperial Holdings, Ltd.	3,712	$76,822
Investec, Ltd.	3,107	40,265
JD Group, Ltd.	3,458	34,845
Kumba Iron Ore, Ltd.	1,085	28,492
Lewis Group, Ltd.	1,660	14,491
Liberty Group, Ltd.	2,285	29,029
Massmart Holdings, Ltd.	3,762	46,084
Metropolitan Holdings, Ltd.	10,398	21,932
Mittal Steel South Africa, Ltd.	3,990	72,154
MTN Group, Ltd.	28,902	395,479
Murray & Roberts Holdings, Ltd.	5,984	54,361
Nampak, Ltd. *	10,238	31,826
Naspers, Ltd.	6,749	174,353
Nedbank Group, Ltd.	4,016	75,247
Network Healthcare Holdings, Ltd. *	23,875	48,902
Pick'n Pay Stores, Ltd.	4,044	20,378
Pretoria Portland Cement Company, Ltd.	214	14,884
Reunert, Ltd.	3,548	38,225
Sanlam, Ltd.	45,090	143,942
Sappi, Ltd.	4,055	74,101
Sasol, Ltd.	11,629	439,079
Shoprite Holdings, Ltd.	8,511	39,444
Spar Group, Ltd.	3,380	25,428
Standard Bank Group, Ltd.	24,022	335,183
Steinhoff International Holdings, Ltd. *	19,242	66,125
Super Group, Ltd.	5,037	10,860
Telkom SA, Ltd. *	5,908	149,608
Tiger Brands, Ltd.	3,222	83,008
Truworths International, Ltd.	8,730	45,230
Woolworths Holdings, Ltd.	15,999	48,599

		4,233,004
South Korea - 2.45%
Amorepacific Corp.	60	47,540
Asiana Airlines	1,727	15,590
Cheil Communications, Inc.	70	21,557
Cheil Industries, Inc.	840	40,370
CJ Corp.	340	41,219
Daegu Bank	2,280	39,981
Daelim Industrial Company	490	72,929
Daewoo Engineering & Construction
Company, Ltd.	2,970	85,192
Daewoo International Corp.	800	37,842
Daewoo Securities Company, Ltd.	2,130	65,709
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	1,870	105,862
Daishin Securities Company, Ltd.	690	22,332
Daum Communications Corp. *	201	16,731
Dongbu Insurance Company, Ltd.	590	19,798
Dongkuk Steel Mill Company, Ltd.	760	24,720
Doosan Heavy Industries and Construction
Company, Ltd.	590	56,583
Doosan Infracore Company, Ltd.	1,260	42,280

The accompanying notes are an integral part of the financial statements. 62

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
GS Engineering & Construction Corp.	700	$83,726
Hana Financial Group, Inc.	2,370	115,569
Hanjin Heavy Industries & Construction
Company, Ltd.	900	63,906
Hanjin Shipping Company, Ltd.	1,060	46,698
Hanmi Pharm Company, Ltd.	126	19,367
Hanwha Chem Corp.	1,100	27,147
Hanwha Corp.	840	48,917
Hite Brewery Company, Ltd.	230	29,875
Honam Petrochemical Corp.	270	26,975
Hyosung Corp.	460	24,647
Hyundai Autonet Company, Ltd.	1,530	12,752
Hyundai Department Store Company, Ltd.	320	37,755
Hyundai Development Company	1,210	86,181
Hyundai Engineering & Construction
Company, Ltd. *	930	68,050
Hyundai Heavy Industries	820	306,219
Hyundai Marine & Fire
Insurance Company, Ltd.	1,180	21,330
Hyundai Merchant Marine Company, Ltd.	740	28,836
Hyundai Mipo Dockyard	230	63,982
Hyundai Mobis	1,140	108,342
Hyundai Motor Company, Ltd.	3,090	244,163
Hyundai Securities Company, Ltd.	2,210	55,139
Hyundai Steel Company	960	52,996
Kangwon Land, Inc.	2,000	46,436
KCC Corp.	100	45,462
Kia Motors Corp. *	3,770	58,763
Kookmin Bank, SADR	554	48,597
Kookmin Bank	6,160	540,754
Korea Electric Power Corp., ADR	744	16,294
Korea Electric Power Corp.	4,790	212,578
Korea Exchange Bank	2,090	31,106
Korea Investment Holdings Company, Ltd.	710	48,571
Korea Zinc Company, Ltd.	260	44,185
Korean Air Lines Company, Ltd.	717	40,745
Korean Reinsurance Company, Ltd.	1,230	19,239
KT Corp., SADR	266	6,240
KT Corp.	2,650	123,916
KT Freetel Company, Ltd.	1,880	57,996
KT&G Corp.	2,240	157,601
LG Chem, Ltd.	850	71,857
LG Electronics, Inc.	1,910	157,952
LG Fashion Corp., Ltd.	382	13,790
LG Household & Health Care, Ltd.	240	34,811
LG International Corp.	507	17,067
LG Petrochemical Company, Ltd.	540	21,072
LG Philips LCD Company, Ltd. *	1,720	76,519
Lotte Chilsung Beverage Company, Ltd.	10	12,870
Lotte Confectionery Company, Ltd.	20	26,628
Lotte Shopping Company, Ltd.	180	70,141
LS Cable, Ltd.	370	25,952

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Mirae Asset Securities Company, Ltd.	440	$39,673
NCSoft Corp. *	240	22,965
NHN Corp. *	755	137,704
Nong Shim Company, Ltd.	50	14,234
Orion Corp.	60	17,925
Pacific Corp.	40	7,404
Poongsan Corp.	460	13,991
POSCO, SADR	440	52,800
POSCO	1,370	657,677
Pusan Bank	2,410	34,825
S1 Corp.	320	17,267
Samsung Corp.	2,530	124,056
Samsung Electro-Mechanics Company, Ltd.	1,260	69,011
Samsung Electronics Company, Ltd.	2,190	1,341,711
Samsung Engineering Company, Ltd.	630	66,556
Samsung Fine Chemicals Company, Ltd.	360	13,989
Samsung Fire & Marine
Insurance Company, Ltd.	740	142,577
Samsung Heavy Industries Company, Ltd.	3,520	172,218
Samsung SDI Company, Ltd.	680	44,163
Samsung Securities Company, Ltd.	1,050	84,446
Samsung Techwin Company, Ltd.	880	46,388
Shinhan Financial Group Company, Ltd., ADR	175	21,436
Shinhan Financial Group Company, Ltd.	6,010	365,603
Shinsegae Company, Ltd.	290	188,970
SK Corp.	1,630	237,306
SK Telecom Company, Ltd., ADR (a)	657	17,969
SK Telecom Company, Ltd.	720	166,001
S-Oil Corp.	880	67,725
The Hancook Tire Company, Ltd.	2,050	36,835
Tong Yang Investment Bank	1,930	38,230
Woongjin Coway Company, Ltd.	690	23,377
Woori Investment & Securities Company, Ltd.	1,740	53,301
Yuhan Corp.	165	30,898

		8,725,180
Spain - 2.92%
Abertis Infraestructuras SA	4,441	138,272
Acciona SA	558	152,613
Acerinox SA	2,768	67,883
ACS Actividades SA	3,884	248,476
Aguas de Barcelona SA *	9	327
Aguas de Barcelona SA-Class A	922	33,892
Altadis SA, Series A	4,918	327,126
Antena 3 de Television SA *	1,208	25,216
Banco Bilbao Vizcaya Argentaria SA	65,845	1,620,149
Banco Popular Espanol SA	16,343	305,352
Banco Santander Central Hispano SA	115,991	2,146,785
Cintra Concesiones de Infraestructuras de
Transporte SA	3,754	59,888
Corporacion Mapfre SA	9,335	46,443
Ebro Puleva SA	1,640	35,409
Endesa SA	11,740	638,209

The accompanying notes are an integral part of the financial statements. 63

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Fomento de Construcciones SA	902	$81,643
Gamesa Corporacion Tecno SA	3,171	115,750
Gas Natural SDG SA	2,857	174,316
Gestevision Telecinco SA	1,724	49,039
Grupo Ferrovial SA	1,143	112,883
Iberdrola SA, GDR	2,299	127,173
Iberdrola SA	13,621	764,772
Iberia Lineas Aereas de Espana SA	9,266	46,351
Indra Sistemas SA	2,207	55,259
Industria de Diseno Textil SA	4,067	240,664
Promotora de Informaciones SA	1,108	24,447
Repsol SA	14,651	579,367
Sacyr Vallehermoso SA	1,810	87,432
Sogecable SA *	718	30,140
Telefonica SA	82,701	1,849,299
Union Fenosa SA	2,020	108,282
Zardoya Otis SA, New Shares *	187	7,357
Zardoya Otis SA	1,876	73,805
Zeltia SA *	2,496	23,554

		10,397,573
Sweden - 1.88%
Alfa Laval AB	1,717	104,057
Assa Abloy AB - Series B	5,901	130,554
Atlas Copco AB, Series A, ADR	12,778	214,592
Atlas Copco AB, Series B, ADR	8,040	126,804
Axfood AB	512	18,169
Billerud Aktibolag AB	793	12,044
Boliden AB	5,500	114,654
Castellum AB	2,752	33,256
D. Carnegie & Company AB	1,427	25,059
Electrolux AB - Series B	4,662	110,972
Elekta AB, Series B	1,514	26,310
Eniro AB	2,866	36,517
Ericsson LM, Series B	274,750	1,101,768
Fabege AB, ADR	2,904	32,018
Getinge AB, Series B	3,331	72,114
Hennes & Mauritz AB - B shares	8,818	523,459
Hoganas AB, Series B	447	13,284
Holmen AB, Series B	929	39,411
Husqvarna AB, A Shares	1,542	21,955
Husqvarna AB, B Shares	5,141	73,199
Kungsleden AB	2,509	31,419
Lundin Petroleum AB, Series A *	4,006	40,073
Modern Times Group AB, Series B	901	58,354
Nobel Biocare AG *	53	3,460
Nobia AB	2,700	33,712
Nordea Bank AB	38,698	607,504
OMX AB	1,575	47,151
Oriflame Cosmetics AB	684	32,213
Sandvik AB	17,572	356,688
SAS AB *	1,346	31,155

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Scania AB - Series B	6,648	$163,099
Securitas AB, B Shares	6,101	97,113
Securitas Direct AB, B Shares *	5,101	13,781
Securitas Systems AB, B Shares	5,101	17,431
Skandinaviska Enskilda Banken AB - Series A	8,533	276,635
Skanska AB, Series B	6,841	147,355
SKF AB, B Shares	7,748	163,497
Ssab Svenskt Stal AB, Series A	2,902	119,720
Ssab Svenskt Stal AB, Series B	1,246	47,673
Svenska Cellulosa AB, ADR	10,224	171,700
Svenska Cellulosa AB, Series B	200	3,359
Svenska Handelsbanken AB - Series A	9,461	265,962
Swedish Match AB	5,347	103,461
Tele2 AB - Series B	6,023	98,730
Teliasonera AB	38,557	284,346
Trelleborg AB, Series B	1,646	45,550
Volvo AB - Series A	9,110	187,581
Volvo AB - Series B	20,180	403,733
Wihlborgs Fastigheter AB	738	13,067

		6,695,718
Switzerland - 5.14%
ABB, Ltd.	41,234	936,447
Adecco SA	2,620	203,226
Ciba Specialty Chemicals AG	1,376	89,646
Clariant AG *	4,772	77,578
Compagnie Financiere
Richemont AG, Series A	10,288	617,734
Credit Suisse Group AG	21,722	1,550,050
Geberit AG, ADR	803	137,102
Givaudan AG	132	130,479
Holcim, Ltd.	3,960	429,612
Kudelski SA	577	20,269
Kuehne & Nagel International AG	1,026	94,545
Kuoni Reisen Holding AG, Series B	62	37,278
Logitech International SA *	3,262	87,273
Lonza Group AG	724	66,598
Nestle SA	7,958	3,029,514
Nobel Biocare Holding AG, Series BR	469	153,447
Novartis AG	46,075	2,597,153
Phonak Holding AG	873	78,449
PSP Swiss Property AG *	992	55,593
Rieter Holdings AG	84	43,952
Roche Holdings AG	13,956	2,478,584
Schindler Holding AG	987	65,714
Societe Generale de Surveillance Holdings AG	88	104,384
Straumann Holding AG	148	41,591
Sulzer AG	73	94,582
Swatch Group AG - BR shares	642	183,039
Swatch Group AG	1,005	57,060
Swiss Life Holding *	662	175,221
Swiss Re	7,094	648,492
Swisscom AG	461	157,703

The accompanying notes are an integral part of the financial statements. 64

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Syngenta AG *	2,054	$401,370
Synthes AG	1,164	139,688
UBS AG	39,726	2,388,558
Unaxis Holding AG *	119	63,286
Zurich Financial Services AG	2,877	891,351

		18,326,568
Taiwan - 1.99%
Acer Sertek, Inc.	44,000	90,043
Advanced Semiconductor Engineering, Inc. *	63,000	86,110
Advantech Company, Ltd.	4,000	12,828
Asia Cement Corp.	25,000	33,064
Asia Optical Company, Inc.	3,000	14,524
Asustek Computer, Inc.	56,000	154,624
AU Optronics Corp.	118,000	201,833
BenQ Corp. *	39,000	14,831
Catcher Technology Company, Ltd.	7,000	65,745
Cathay Financial Holdings Company, Ltd.	106,000	254,154
Cathay Real Estate Development
Company, Ltd. *	14,000	8,210
Chang Hwa Commercial Bank, Ltd. *	77,000	48,919
Cheng Shin Rubber Industry Company, Ltd.	13,000	16,677
Cheng Uei Precision Industry Company, Ltd.	6,000	19,426
Chi Mei Optoelectronics Corp.	76,000	90,531
China Airlines *	18,000	8,137
China Development Financial Holdings Corp.	168,000	73,122
China Motor Company, Ltd.	8,000	7,758
China Steel Corp.	161,000	196,701
Chinatrust Finance Holding Company, Ltd.	133,000	103,995
Chunghwa Picture Tubes, Ltd. *	103,000	27,842
Chunghwa Telecom Company, Ltd.	94,000	180,018
CMC Magnetics Corp. *	52,000	17,630
Compal Communications, Inc.	3,000	8,210
Compal Electronics, Inc.	59,000	63,974
Compeq Manufactuing Company, Ltd. *	14,000	6,542
Delta Electronics, Inc.	27,000	106,796
D-Link Corp.	13,000	30,971
E.Sun Financial Holding Company, Ltd.	53,000	30,757
Epistar Corp.	7,000	28,757
Eternal Chemical Company, Ltd.	9,000	14,322
EVA Airways Corp.	19,000	7,689
Evergreen Marine Corp.	22,000	14,615
Far Eastern Textile, Ltd.	51,000	52,418
First Financial Holding Company, Ltd.	83,000	59,322
Formosa Chemicals & Fibre Corp.	54,000	125,021
Formosa Petrochemical Corp.	36,000	90,165
Formosa Plastic Corp.	78,000	198,693
Formosa Taffeta Company, Ltd.	16,000	17,593
Foxconn Technology Company, Ltd.	7,000	84,453
Fu Sheng Industrial Company, Ltd. *	13,000	14,771
Fubon Group Company, Ltd.	69,000	63,225
Fuhwa Financial Holdings Company, Ltd. *	102,060	58,137
Gigabyte Technology Company, Ltd.	9,000	6,749

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
HannStar Display Corp. *	96,000	$23,839
High Tech Computer Corp.	7,000	125,504
Hon Hai Precision Industry Company, Ltd.	79,347	688,288
Hua Nan Financial Holdings Company, Ltd.	61,000	42,946
InnoLux Display Corp. *	36,000	149,542
Inotera Memories, Inc. *	55,000	69,800
Inventec Appliances Corp.	3,000	6,423
Inventec Company, Ltd.	26,000	19,774
Kinpo Electronics, Inc.	16,000	6,573
Kinsus Interconnect Technology Corp	4,000	15,883
Largan Precision Company, Ltd.	2,000	28,161
Lite-On Technology Corp.	51,000	65,970
Macronix International Company, Ltd. *	52,000	24,698
MediaTek, Inc.	15,000	234,575
Mega Financial Holding Company, Ltd.	164,000	111,454
Micro-Star International Company, Ltd.	11,000	8,232
Mitac International	17,000	21,652
Mosel Vitelic, Inc.	17,000	22,483
Motech Industries, Inc.	2,000	26,268
Nan Ya Plastics Corp.	96,000	212,291
Nan Ya Printed Circuit Board Corp.	3,000	18,372
Nanya Technology Corp.	39,000	35,677
Novatek Microelectronics Corp., Ltd.	8,000	42,028
Oriental Union Chemical Corp.	8,000	6,842
Phoenix Precision Technology Corp.	11,000	14,380
Polaris Securities Company, Ltd. *	32,475	16,912
Pou Chen Corp.	37,000	41,758
Powerchip Semiconductor Corp.	128,000	78,192
Powertech Technology, Inc. *	7,000	29,291
President Chain Store Corp.	9,000	25,730
ProMOS Technologies, Inc.	109,000	45,944
Quanta Computer, Inc.	34,000	53,170
Realtek Semiconductor Corp.	6,500	32,361
Ritek Corp. *	33,000	9,858
Shin Kong Financial Holding Company, Ltd.	64,000	74,771
Siliconware Precision Industries Company	46,000	98,070
SinoPac Holdings Company, Ltd.	107,000	51,310
Synnex Technology International Corp.	14,000	21,210
Taishin Financial Holdings Company, Ltd. *	86,000	47,676
Taiwan Cellular Corp.	49,000	60,240
Taiwan Cement Corp.	55,000	64,004
Taiwan Fertilizer Company, Ltd.	12,000	25,290
Taiwan Glass Industrial Corp.	10,000	9,621
Taiwan Secom Company, Ltd.	4,000	6,842
Taiwan Semiconductor
Manufacturing Company, Ltd.	403,004	872,724
Tatung Company, Ltd. *	73,000	32,776
Teco Electric & Machinery Company, Ltd.	32,000	18,277
Tripod Technology Corp. *	6,000	30,696
U-Ming Marine Transport Corp.	9,000	17,648
Unimicron Technology Corp.	15,000	23,091
Uni-President Enterprises Corp.	47,000	47,230

The accompanying notes are an integral part of the financial statements. 65

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
United Microelectronics Corp.	333,000	$201,895
Vanguard International Semiconductor Corp.	17,000	17,083
Via Technologies, Inc. *	19,000	20,166
Walsin Lihwa Corp. *	46,000	27,257
Wan Hai Lines, Ltd.	16,000	12,877
Waterland Financial Holdings	22,000	7,123
Winbond Electronics Corp. *	60,000	22,725
Wintek Corp.	17,000	18,433
Wistron Corp. *	19,000	35,632
Ya Hsin Industrial Company, Ltd.	14,000	2,549
Yageo Corp. *	45,000	21,648
Yang Ming Marine Transport Corp.	23,000	17,914
Yieh Phui Enterprise	14,000	6,371
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	18,000	7,889
Yulon Motor Company, Ltd.	14,000	17,318
Zyxel Communications Corp.	6,000	11,106

		7,114,235
Thailand - 0.19%
Advanced Info Service PCL	16,300	40,839
Airports of Thailand PCL	8,000	13,671
Aromatics Thailand PCL	3,100	5,926
Bangkok Bank PCL, Foreign Shares	13,900	49,118
Bangkok Bank PCL, NVDR	2,200	7,455
Bangkok Bank PCL	4,400	15,548
Bangkok Expressway PCL	4,000	2,734
Banpu PCL, Reg.	2,700	21,115
BEC World PCL	13,900	9,260
C.P. Seven Eleven PCL	41,305	11,784
Central Pattana PCL	12,400	9,518
Charoen Pokphand Foods PCL	45,700	6,883
Electricity Generating PCL	3,500	12,165
Glow Energy PCL	9,700	8,569
Hana Microelectronics PCL	8,600	7,037
IRPC PCL	149,200	26,145
Kasikornbank PCL - Foreign Shares	17,300	38,333
Kasikornbank PCL, NVDR	4,300	9,217
Kasikornbank PCL	4,600	10,193
Krung Thai Bank PCL	52,000	17,622
Land & Houses PCL, Foreign Shares	27,800	6,039
Land & Houses PCL, NVDR	30,300	6,582
Land & Houses PCL	19,700	4,280
National Finance PCL	10,300	4,326
Precious Shipping PCL	5,600	4,298
PTT Chemical PCL	5,118	13,342
PTT Exploration & Production PCL	21,300	66,630
PTT, PCL, Foreign Shares	15,600	121,999
Ratchaburi Electricity Generating Holding PCL	6,900	9,243
Rayong Refinery PCL	26,200	14,722
Siam Cement PCL, Foreign Shares	4,500	34,931
Siam Cement PCL, NVDR	700	5,272
Siam Cement PCL	1,700	13,196

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Siam City Cement PCL	900	$6,882
Siam Commercial Bank PCL	15,900	33,619
Siam Makro PCL	1,000	2,563
Thai Airways International PCL	8,000	10,022
True Corp. PCL *	35,200	7,698

		688,776
Turkey - 0.25%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	667	4,331
Akbank AS	19,097	106,491
Akcansa Cimento AS	869	5,344
Aksigorta AS	2,477	14,948
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,124	45,077
Arcelik AS	2,015	17,393
Aygaz AS	751	3,155
Cimsa Cimento Sanayi ve Ticaret AS	485	3,334
Dogan Sirketler Grubu Holdings AS *	10,506	21,187
Dogan Yayin Holding AS *	4,274	17,304
Eregli Demir ve Celik Fabrikalari TAS	10,804	66,024
Ford Otomotiv Sanayi AS	1,415	13,295
HACI Omer Sabanci Holdings, AS	8,960	44,831
Hurriyet Gazetecilik AS *	3,787	10,530
Is Gayrimenkul Yatirim Ortakligi AS *	3,116	5,070
KOC Holdings AS *	6,985	28,014
Migros Turk TAS	1,937	32,552
Petkim Petrokimya Holding AS *	1,258	8,601
Tofas Turk Otomobil Fabrik AS	2,534	12,292
Trakya Cam Sanayi AS	2,104	7,618
Tupras Turkiye Petrol Rafine AS	2,491	59,939
Turk Hava Yollari AS *	1,274	9,391
Turk Sise ve Cam Fabrikalari AS	2,990	12,334
Turkcell Iletisim Hizmetleri AS	10,931	73,898
Turkiye Garanti Bankasi AS	18,769	105,379
Turkiye Is Bankasi AS	19,142	89,927
Turkiye Vakiflar Bankasi Tao	21,422	55,310
Ulker Gida Sanayi ve Ticaret AS	1,126	4,903
Vestel Elektronik Sanayi ve Tracaret AS *	1,652	3,962
Yapi ve Kredi Bankasi AS *	11,734	26,173

		908,607
United Kingdom - 17.29%
3i Group PLC	8,719	203,767
Aegis Group PLC	18,555	51,181
Aggreko PLC	4,224	48,681
AMEC PLC	6,776	80,131
Amvescap PLC	15,775	204,588
Anglo American PLC	28,771	1,699,738
ARM Holdings PLC	22,752	66,865
Arriva PLC	3,901	53,997
AstraZeneca Group PLC	29,569	1,591,472
Astro All Asia Networks PLC, GDR	9,300	12,068
Aviva PLC	49,743	741,916

The accompanying notes are an integral part of the financial statements. 66

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
BAE Systems PLC	65,753	$534,210
Barclays PLC	126,600	1,767,603
Barratt Developments PLC	5,449	108,545
BBA Aviation PLC	8,537	46,710
Bellway PLC	2,160	54,597
Berkeley Group Holdings PLC *	1,880	67,168
BG Group PLC	65,818	1,084,661
BHP Billiton PLC	46,066	1,284,509
BICC PLC	8,024	71,308
Biffa PLC	5,898	32,123
Bovis Homes Group PLC	2,181	39,070
BP PLC	374,097	4,525,251
Britannic Group PLC	13,425	168,589
British Airways PLC *	10,666	89,544
British American Tobacco PLC	30,581	1,041,672
British Energy Group PLC	19,592	212,627
British Land Company PLC	10,163	273,192
British Sky Broadcasting Group PLC	22,055	283,158
Brixton PLC	4,007	35,248
BT Group PLC	160,879	1,073,082
Bunzl PLC	5,987	83,531
Burberry Group PLC	8,185	112,802
Cadbury Schweppes PLC	40,893	557,827
Capita Group PLC	11,615	169,160
Carnival PLC	3,163	151,332
Carphone Warehouse	7,329	48,554
Cattles PLC	6,276	49,353
Centrica PLC	71,521	557,399
Charter PLC *	3,022	66,988
Close Brothers Group PLC	2,609	45,063
Cobham PLC	19,629	80,132
Compass Group PLC	38,160	264,675
Cookson Group PLC	3,544	50,408
CSR PLC *	2,219	34,877
Daily Mail and General Trust PLC	5,636	86,548
Davis Service Group PLC	2,703	33,754
De La Rue PLC	2,698	42,162
Diageo PLC	52,318	1,088,358
Dixons Group PLC	34,238	109,000
Electrocomponents PLC	6,970	37,053
EMAP PLC	3,933	64,933
EMI Group PLC	16,548	88,966
Enterprise Inns PLC	11,130	153,835
First Choice Holidays PLC	9,249	59,187
FirstGroup PLC	8,408	112,671
FKI PLC	9,996	25,366
Friends Provident Ethical Investment
Trust PLC	36,691	131,898
Galiform PLC *	10,535	28,795
George Wimpey PLC	8,182	82,560
GKN PLC	12,415	99,185
GlaxoSmithKline PLC	111,209	2,911,335

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Grafton Group PLC *	293	$4,199
Great Portland Estates PLC	3,310	43,990
Group 4 Securicor PLC	20,368	86,417
Hammerson PLC	5,658	162,762
Hanson PLC	13,783	298,060
Hays PLC	26,991	92,724
HBOS PLC	74,051	1,463,961
Home Retail Group	17,436	160,547
HSBC Holdings PLC	228,088	4,186,637
ICAP PLC	8,463	83,867
IMI PLC	6,290	75,141
Imperial Chemical Industries PLC	23,423	292,264
Imperial Tobacco Group PLC	12,969	600,200
Inchcape PLC	9,133	91,787
Intercontinental Hotels Group PLC	5,566	138,901
International Power PLC	28,921	249,183
Intertek Group PLC	3,224	63,640
Invensys PLC *	14,966	114,986
Investec PLC	6,946	89,596
ITV PLC	77,572	177,710
J Sainsbury PLC	30,524	357,905
Johnson Matthey PLC	3,936	133,597
Kelda Group PLC	5,290	100,018
Kesa Electricals PLC	9,870	62,320
Kingfisher PLC	43,735	198,719
Ladbrokes PLC	12,833	111,470
Land Securities Group PLC	9,025	315,563
Legal & General Group PLC	125,581	378,135
Liberty International PLC	4,993	114,686
Lloyds TSB Group PLC	108,510	1,210,281
Logicacmg PLC	26,408	80,391
London Stock Exchange Group PLC	3,199	86,955
Man Group PLC	34,537	421,933
Marks & Spencer Group PLC	32,366	407,747
Meggitt PLC	12,001	74,150
Michael Page International PLC	6,154	64,874
Misys PLC	10,880	51,182
National Express Group PLC	2,707	58,051
National Grid PLC, ADR	52,683	779,953
Next Group PLC	4,266	171,926
Old Mutual PLC	100,392	340,150
Pearson PLC	15,603	263,862
Persimmon PLC	5,658	131,436
Premier Farnell PLC	8,062	32,346
Provident Financial PLC	4,869	68,616
Prudential PLC	46,665	668,392
Punch Taverns PLC	5,255	129,664
Rank Group PLC	6,571	24,551
Reckitt Benckiser PLC	11,722	643,133
Reed Elsevier PLC	24,623	319,339
Rentokil Initial PLC	34,040	109,599
Reuters Group PLC	25,382	315,180

The accompanying notes are an integral part of the financial statements. 67

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Rexam PLC	10,512	$105,174
Rio Tinto PLC	19,612	1,505,644
Rolls-Royce Group PLC *	34,187	369,308
Royal Bank of Scotland Group PLC	188,602	2,394,927
Royal Dutch Shell PLC, A Shares	71,194	2,904,933
Royal Dutch Shell PLC, B Shares	53,397	2,231,248
SAB Miller PLC	17,298	439,310
Schroders PLC	2,199	56,509
Scottish & Newcastle PLC	15,150	194,659
Scottish & Southern Energy PLC	16,960	492,988
Segro PLC	8,655	108,515
Serco Group PLC	9,103	82,403
Severn Trent PLC	4,464	123,848
Signet Group PLC	32,190	67,158
Smith & Nephew PLC	18,637	231,424
Smiths Group PLC *	7,051	167,614
SSL International PLC	3,394	29,736
Stagecoach Group PLC	10,287	37,713
Standard Life PLC	42,019	278,375
Tate & Lyle PLC	8,822	100,433
Taylor Woodrow PLC	10,322	74,699
Tesco PLC	153,242	1,286,516
The Sage Group PLC	23,813	112,021
Tomkins PLC	16,963	88,474
Travis Perkins PLC	2,361	89,989
Trinity Mirror PLC	5,530	58,684
Tullett Prebon PLC	3,792	34,041
Unilever PLC	25,479	825,461
United Business Media PLC	4,490	71,607
United Utilities PLC	17,006	242,045
Vodafone Group PLC	1,021,326	3,437,939
Whitbread PLC	3,652	129,599
William Hill PLC	6,607	81,512
Wolseley PLC	12,685	305,870
WPP Group PLC	22,951	344,616
Xstrata PLC	11,980	717,850
Yell Group PLC	14,626	135,626

		61,636,142
United States - 0.00%
Southern Copper Corp.	130	12,254

TOTAL COMMON STOCKS (Cost $259,351,187)		$343,177,577

PREFERRED STOCKS - 1.17%
Brazil - 0.89%
Aracruz Celulose SA	5,100	34,016
Banco Bradesco SA	13,808	334,206
Banco Itau Holding Financeira SA	10,300	458,702
Brasil Telecom Participacoes SA *	2,500	30,591
Braskem SA, A Shares	1,000	8,938
Centrais Eletricas Brasileiras SA *	1,200,000	35,414

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	300,000	$11,651
Cia de Bebidas das Americas, ADR	1,444	101,080
Cia de Bebidas das Americas	240,000	168,742
Cia de Gas de Sao Paulo, A Shares	30,000	6,975
Cia de Gas de Sao Paulo	498	80
Cia de Tecidos do Norte de Minas - Coteminas	80,000	12,635
Cia Energetica de Minas Gerais	4,200	89,259
Cia Energetica de Sao Paulo *	3,018,843	55,106
Cia Paranaense de Energia	1,700,000	29,315
Cia Vale do Rio Doce	14,134	530,565
Duratex SA *	1,200	34,488
Eletropaulo Metropolitana de Sao Paulo SA	399,544	26,254
Gerdau SA	4,400	112,785
Gol Linhas Aereas Inteligentes SA	900	29,739
Klabin SA, ADR	11,000	38,734
Lojas Americanas SA	500,000	39,874
NET Servicos de Comunicacao SA *	2,271	37,632
Petroleo Brasileiro SA	21,500	574,937
Sadia SA, ADR *	8,000	37,202
Tam SA	1,211	40,260
Tele Norte Leste Participacoes SA	3,900	74,623
Telemig Celular Participacoes SA	4,757,340	11,997
Telesp Celular Participacoes SA	10,400	51,863
Tim Participacoes SA	11,129,758	38,442
Usinas Siderurgicas de Minas Gerais SA	1,700	96,836
Votorantim Celulose e Papel SA *	1,300	29,419

		3,182,360
Germany - 0.16%
Porsche AG	168	300,263
RWE AG	678	67,931
Volkswagen AG	2,038	212,569

		580,763
Italy - 0.02%
Unipol SpA	15,577	53,544
Russia - 0.03%
Surgutneftegaz SADR	1,358	89,628
South Korea - 0.07%
Hyundai Motor Company	710	34,007
LG Electronics, Inc.	340	15,641
Samsung Electronics Company, Ltd.	440	205,986

		255,634

TOTAL PREFERRED STOCKS (Cost $2,796,061)		$4,161,929

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 10/07/2009, strike
price IDR 400.00) *	16,560	467

TOTAL WARRANTS (Cost $157)		$467

The accompanying notes are an integral part of the financial statements. 68

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.00%
Australia - 0.00%
Westfield Group (Expiration Date 07/06/2007,
strike price AUD 19.5) *	2,597	$1,014

Belgium - 0.00%
Groupe Bruxelles Lambert SA (Expiration
Date 07/04/2007, strike price EUR 84.00) *	1,471	1,372

China - 0.00%
BYD Company, Ltd., H Shares *	1,000	0

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, strike price JPY 1.00) *	4,466	2,378

TOTAL RIGHTS (Cost $0)		$4,764

SHORT TERM INVESTMENTS - 11.76%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$1,752,288	$1,752,288
Federated Prime Obligations Fund	3,000,000	3,000,000
John Hancock Cash Investment Trust (c)	37,171,985	37,171,985

TOTAL SHORT TERM INVESTMENTS
(Cost $41,924,273)		$41,924,273

Total Investments (International Equity Index Trust A)
(Cost $304,071,678) - 109.18%		$389,269,010
Liabilities in Excess of Other Assets - (9.18)%		(32,743,584)

TOTAL NET ASSETS - 100.00%		$356,525,426

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	13.46%
Telecommunications Equipment & Services	6.12%
International Oil	5.24%
Insurance	5.17%
Financial Services	4.61%

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.78%
Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,
B Shares *	2,864	$31,075
Telecom Argentina SA, ADR, B Shares *	2,458	61,253

		92,328
Australia - 4.75%
ABC Learning Centres, Ltd.	10,852	63,760
AGL Energy, Ltd.	13,063	168,253
Alinta, Ltd.	15,164	195,957
Alumina, Ltd.	34,729	229,701

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Amcor, Ltd.	25,712	$163,076
AMP, Ltd.	54,776	470,656
Ansell, Ltd.	3,923	40,636
APN News & Media, Ltd.	8,630	42,865
Aristocrat Leisure, Ltd.	10,507	128,194
Asciano Group *	16,372	140,814
Australia and New Zealand
Banking Group, Ltd.	55,030	1,354,506
Australian Stock Exchange, Ltd.	5,139	212,491
Axa Asia Pacific Holdings, Ltd.	26,665	168,215
Babcock & Brown, Ltd.	6,966	189,737
BHP Billiton, Ltd.	103,527	3,079,123
Billabong International, Ltd.	5,126	78,123
Bluescope Steel, Ltd.	21,398	187,857
Boral, Ltd.	17,224	128,253
Brambles, Ltd., GDR *	20,783	214,712
Brambles, Ltd. *	24,076	248,980
Caltex Australia, Ltd.	4,160	83,604
Centro Properties Group, Ltd.	25,533	184,270
CFS Gandel Retail Trust	39,075	71,330
CFS Retail Property Trust *	49	89
Challenger Financial Services Group, Ltd.	11,153	55,207
Coca-Cola Amatil, Ltd.	15,704	127,201
Cochlear, Ltd.	1,647	85,301
Coles Myer, Ltd.	33,748	461,898
Commonwealth Bank of Australia, Ltd.	38,139	1,789,101
Commonwealth Property Office Fund, Ltd.	43,687	62,130
Computershare, Ltd.	13,781	132,102
CSL, Ltd.	5,561	415,498
CSR, Ltd.	27,064	79,966
DB RREEF Trust	84,098	140,308
Downer EDI, Ltd.	7,870	49,180
Fortescue Metals Group, Ltd. *	3,473	99,668
Foster's Group, Ltd.	58,832	318,689
Futuris Corp., Ltd.	17,441	41,167
General Property Trust, Ltd.	59,943	237,169
Goodman Fielder, Ltd.	30,583	63,099
Harvey Norman Holding, Ltd.	17,467	78,453
Iluka Resources, Ltd.	6,515	34,074
ING Industrial Fund	21,526	42,767
Investa Property Group, Ltd.	44,306	109,845
James Hardie Industries, Ltd.	14,298	105,858
John Fairfax Holdings, Ltd.	36,512	145,702
Leighton Holdings, Ltd.	4,087	143,140
Lend Lease Corp.	11,008	173,281
Lion Nathan, Ltd.	9,083	71,489
Macquarie Airports, Ltd.	20,903	71,701
Macquarie Bank, Ltd.	7,631	550,724
Macquarie Communications
Infrastructure Group, Ltd.	12,139	65,241
Macquarie Goodman Group, Ltd.	43,448	247,898
Macquarie Infrastructure Group, Ltd.	78,391	239,608

The accompanying notes are an integral part of the financial statements. 69

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Macquarie Office Trust	61,067	$86,588
Mayne Nickless, Ltd.	19,724	68,326
Mirvac Group, Ltd.	29,386	142,216
Multiplex Group, Ltd.	19,388	80,990
National Australia Bank, Ltd.	48,068	1,674,114
Newcrest Mining, Ltd.	10,211	198,101
NRMA Insurance Group, Ltd.	51,909	251,218
OneSteel, Ltd.	17,325	94,584
Orica, Ltd.	9,528	241,074
Origin Energy, Ltd.	26,162	220,796
Pacific Brands, Ltd.	15,728	46,071
Paladin Resources, Ltd. *	17,063	119,665
PaperlinX, Ltd.	12,862	40,624
Perpetual Trust of Australia, Ltd.	1,215	80,991
Publishing & Broadcasting, Ltd.	13,208	219,799
Qantas Airways, Ltd., ADR	27,623	131,339
QBE Insurance Group, Ltd.	24,799	656,934
Rio Tinto, Ltd.	8,510	713,799
Santos, Ltd.	18,297	216,559
Sonic Healthcare, Ltd.	7,446	95,210
Stockland - New Shares	59	408
Stockland Company, Ltd.	43,713	302,483
Suncorp-Metway, Ltd.	26,880	460,329
TABCORP Holdings, Ltd.	15,632	227,621
Tattersall's, Ltd.	31,421	125,387
Telstra Corp., Ltd. - Ins Recp.	45,590	120,382
Telstra Corp., Ltd.	83,286	324,577
Toll Holdings, Ltd.	16,372	201,420
Transurban Group, Ltd. *	30,640	208,379
Wesfarmers, Ltd.	11,040	428,651
Westfield Group, New Shares *	898	15,005
Westfield Group	45,788	775,971
Westpac Banking Corp., Ltd.	56,549	1,232,020
Woodside Petroleum, Ltd.	13,881	539,194
Woolworths, Ltd.	35,881	822,549
WorleyParsons, Ltd.	4,320	124,708
Zinifex, Ltd.	14,262	227,894

		25,598,643
Austria - 0.50%
Andritz AG, ADR	1,113	73,716
BetandWin.com Interactive
Entertainment AG *	702	23,461
Erste Bank der Oesterreichischen
Sparkassen AG	5,705	445,804
Flughafen Wien AG	323	31,930
Immoeast Immobilien Anlagen AG *	12,470	176,512
Immofinanz Immobilien Anlage AG *	13,774	201,301
Mayr-Melnhof Karton AG	129	29,331
Meinl European Land, Ltd. *	9,234	264,534
Oesterreichische Elektrizitaets AG, Class A	2,371	121,424
OMV AG	5,078	339,759
Raiffeisen International Bank Holding AG	1,099	174,878

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
RHI AG *	792	$43,290
Telekom Austria AG	11,542	288,678
Voestalpine AG	2,681	226,536
Wiener Staedtische Allgemeine
Versicherung AG	970	69,242
Wienerberger Baustoffindustrie AG	2,169	160,401

		2,670,797
Belgium - 0.97%
Agfa Gevaert NV	3,866	100,142
Barco NV	337	31,291
Bekaert SA	352	51,800
Belgacom SA	4,817	213,930
Cofinimmo SA	260	49,580
Colruyt SA	498	104,350
Compagnie Maritime Belge SA	512	36,015
Delhaize Group	2,283	224,852
Dexia	15,510	486,685
Euronav NV	439	16,007
Fortis Group SA	36,605	1,559,372
Groupe Bruxelles Lambert SA	2,172	271,004
Interbrew	5,395	429,093
KBC Bancassurance Holding NV	5,379	727,360
Mobistar SA	931	79,548
Omega Pharma SA	565	49,062
SA D'Ieteren Trading NV	82	36,656
Solvay SA	1,873	295,812
Suez SA	2,358	135,390
UCB SA	3,339	197,946
Union Miniere SA	703	153,274

		5,249,169
Bermuda - 0.24%
Brilliance China Automotive Holdings, Ltd. *	76,291	19,320
Central European Media Enterprises, Ltd. *	720	69,958
Cheung Kong Infrastructure Holdings, Ltd.	13,772	50,816
Cosco Pacific, Ltd.	35,145	91,921
Credicorp, Ltd., ADR	90	5,505
Esprit Holdings, Ltd.	30,015	380,811
Frontline, Ltd.	1,492	69,212
Giordano International, Ltd.	34,611	17,087
Johnson Electronic Holdings, Ltd.	36,525	20,321
Li & Fung, Ltd.	61,971	223,907
Noble Group, Ltd.	24,000	26,979
Orient Overseas International, Ltd.	6,562	63,364
SeaDrill, Ltd., GDR *	7,112	153,499
Sinofert Holdings, Ltd.	48,000	34,072
Texwinca Holdings, Ltd.	1,067	883
TPV Technology, Ltd.	30,789	21,304
Yue Yuen Industrial Holdings, Ltd.	19,067	59,136

		1,308,095
Brazil - 1.01%
All America Latina Logistica SA	10,500	143,545

The accompanying notes are an integral part of the financial statements. 70

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Aracruz Celulose SA, ADR	581	$38,485
Banco Bradesco SA, ADR	10,056	242,450
Banco Nossa Caixa SA *	658	10,461
Brasil Telecom Participacoes SA, ADR	404	24,426
Brasil Telecom Participacoes SA *	1,700	47,450
Braskem SA, ADR	1,584	28,575
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	21,146
Centrais Eletricas Brasileiras SA, ADR	2,381	35,727
Centrais Eletricas Brasileiras SA *	2,300,000	69,080
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR	314	12,136
Cia de Bebidas das Americas	1,131	790
Cia de Concessoes Rodoviarias, ADR	3,900	71,715
Cia de Saneamento Basico do Estado de Sao
Paulo *	3,120	67,890
Cia Energetica de Minas Gerais, ADR	3,872	81,699
Cia Vale do Rio Doce	12,800	571,231
Companhia Siderurgica Nacional SA, ADR	1,531	79,183
Companhia Siderurgica Nacional SA	2,200	113,697
Companhia Vale Do Rio Doce, ADR	7,617	339,337
Companhia Vale Do Rio Doce, SADR	10,634	400,902
Cosan SA Industria e Comercio *	1,766	28,825
Cyrela Brazil Realty SA	5,000	61,882
Diagnosticos da America SA	1,100	24,266
EDP- Energias do Brasil SA *	1,100	22,557
Empresa Brasileira de Aeronautica SA *	9,300	112,789
Empresa Brasileira de Aeronautica SA, ADR	1,026	49,463
Gafisa SA	2,791	43,648
Gerdau SA, SADR	4,068	104,629
Gerdau SA	1,650	34,861
Lojas Renner SA	3,700	69,551
Natura Cosmeticos SA	3,000	43,499
Perdigao SA	2,560	48,387
Petroleo Brasileiro SA, ADR	3,658	443,606
Petroleo Brasileiro SA, SADR	4,910	523,799
Petroleo Brasileiro SA	19,500	593,553
Souza Cruz SA	2,200	52,747
Submarino SA	2,671	111,067
Tele Norte Leste Participacoes SA, ADR	2,994	56,796
Tele Norte Leste Participacoes SA	1,800	71,586
Tractebel Energia SA	3,600	40,062
Unibanco - Uniao de Bancos Brasileiros SA *	21,100	239,726
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,124	126,866
Usinas Siderurgicas de Minas Gerais SA,
SADR	1,081	61,683
Vivo Participacoes SA, ADR	1,291	6,468
Votorantim Celulose & Papel SA, SADR *	858	19,537
Weg SA	4,600	43,401

		5,435,179

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 6.06%
Aber Diamond Corp.	1,436	$55,291
Abitibi-Consolidated, Inc. *	8,019	23,449
ACE Aviation Holdings, Inc. *	2,200	55,561
Aeroplan Income Fund, ADR *	736	14,700
Agnico-Eagle Mines, Ltd.	4,313	157,021
Agrium, Inc.	4,061	178,279
Alcan Aluminum, Ltd.	10,819	883,993
Alimentation Couche Tard, Inc., ADR	4,300	88,826
ARC Energy Trust, ADR	2,700	55,191
Astral Media, Inc.	1,600	63,561
Bank Nova Scotia Halifax	29,648	1,446,509
Bank of Montreal	15,009	965,273
Barrick Gold Corp.	25,930	755,311
BCE, Inc.	7,773	294,827
Biovail Corp.	4,450	113,598
Bombardier, Inc. *	43,138	259,587
Brookfield Asset Management, Inc.	14,551	582,970
Brookfield Properties Corp.	6,634	162,115
CAE, Inc.	7,016	93,674
Cameco Corp.	10,366	526,317
Canadian Imperial Bank of Commerce	10,130	914,276
Canadian National Railway Company	15,098	769,415
Canadian Natural Resources, Ltd.	16,122	1,072,930
Canadian Oil Sands Trust, ADR	6,500	201,316
Canadian Pacific Railway, Ltd.	4,674	323,319
Canadian Tire Corp., Ltd.	2,354	186,031
Canadian Utilities, Ltd.	1,400	60,947
Canetic Resources Trust	6,200	100,968
Canfor Corp. *	1,800	22,797
Celestica, Inc. *	5,692	35,965
CGI Group, Inc. *	8,076	90,742
CI Financial Income Fund	1,533	39,062
Cognos, Inc. *	2,513	100,374
Cott Corp. *	2,231	32,430
Duvernay Oil Corp. *	1,000	34,225
Eldorado Gold Corp. *	10,700	62,778
Enbridge, Inc.	10,276	346,865
EnCana Corp.	22,864	1,408,537
Enerplus Resources Fund	3,700	174,189
Ensign Energy Services, Inc., ADR	4,400	78,605
Fairfax Financial Holdings, Ltd.	559	106,959
Finning International, Inc.	5,438	154,824
First Calgary Petroleums, Ltd., ADR *	5,400	26,402
First Quantum Minerals, Ltd., ADR	2,100	179,484
Fording Canadian Coal Trust	4,500	148,089
Fortis, Inc.	3,000	73,339
George Weston, Ltd.	1,736	130,663
Gildan Activewear, Inc. *	3,600	123,108
Goldcorp, Inc.	20,756	493,554
Great-West Lifeco, Inc.	8,076	262,353
Harvest Energy Trust	3,700	114,630
Husky Energy, Inc.	3,826	315,491

The accompanying notes are an integral part of the financial statements. 71

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
IGM Financial, Inc.	3,496	$170,173
Imperial Oil, Ltd.	10,203	475,734
Ipsco, Inc.	1,400	221,686
Ivanhoe Mines, Ltd. *	7,500	106,483
Jazz Air Income Fund, ADR *	711	5,475
Jean Coutu Group, Inc.	5,000	72,869
Kinross Gold Corp. *	17,490	203,753
LionOre Mining International, Ltd. *	6,400	168,191
Loblaw Companies, Ltd.	3,437	167,883
Lundin Mining Corp. *	7,100	85,850
Magna International, Inc.	3,143	288,132
Manulife Financial Corp.	45,724	1,712,796
MDS, Inc.	4,801	97,957
Meridian Gold, Inc. *	3,373	92,448
Methanex Corp.	2,867	71,274
MI Developments, Inc., Class A	1,371	49,990
National Bank of Canada	4,668	269,358
Nexen, Inc.	13,864	430,174
Niko Resources, Ltd.	1,000	91,204
Nortel Networks Corp. *	12,543	302,858
Nova Chemicals Corp.	2,549	91,266
Onex Corp.	3,332	115,291
Open Text Corp. *	1,542	33,840
OPTI Canada, Inc. *	4,700	100,403
Pan American Silver Corp. *	2,100	54,892
Penn West Energy Trust	7,220	241,809
Petro-Canada	14,692	783,951
Potash Corp. of Saskatchewan, Inc.	9,411	736,917
Power Corp. Of Canada	10,317	381,328
Power Financial Corp.	7,122	270,871
Precision Drilling Trust, ADR	1,500	36,670
PrimeWest Energy Trust	2,000	42,104
Provident Energy Trust	6,100	71,809
QLT, Inc. *	230	1,670
Quebecor World, Inc.	1,719	21,060
Research In Motion, Ltd. *	5,000	1,007,945
RioCan Real Estate Investment Trust	2,900	64,487
Ritchie Bros. Auctioneers, Inc.	700	44,032
Rogers Communications, Inc., Class B	14,642	625,302
RONA, Inc. *	3,700	77,406
Royal Bank of Canada	37,876	2,016,397
Saputo, Inc.	1,500	62,056
Shaw Communications, Inc.	5,251	222,275
Shoppers Drug Mart Corp.	5,856	271,670
SNC-Lavalin Group, Inc.	4,613	168,723
Sun Life Financial, Inc.	17,252	823,385
Suncor Energy, Inc.	13,602	1,227,256
Talisman Energy, Inc.	31,626	612,567
Teck Cominco, Ltd.	12,012	510,500
Telus Corp. - Non Voting Shares	4,944	291,699
Telus Corp.	1,800	107,927
Thomson Corp.	6,498	265,773

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
TransAlta Corp.	5,621	$141,377
Trans-Canada Corp.	14,750	508,147
Trican Well Service, Ltd.	3,800	77,497
TSX Group, Inc.	1,924	75,437
UTS Energy Corp., ADR *	11,800	67,235
Western Oil Sands, Inc. *	4,200	140,191
Yamana Gold, Inc.	9,300	103,445
Yellow Pages Income Fund	7,800	101,942

		32,643,560
Cayman Islands - 0.13%
Agile Property Holdings, Ltd.	52,789	69,136
ASM Pacific Technology, Ltd.	4,414	31,981
Belle International Holdings, Ltd., GDR *	59,578	65,759
Foxconn International Holdings, Ltd. *	61,000	173,978
Hengan International Group Company, Ltd.,
GDR	18,000	63,999
Hutchison Telecommunications
International, Ltd. *	39,668	51,140
Kingboard Chemical Holdings, Ltd.	15,772	72,619
Shimao Property Holdings, Ltd., GDR	44,000	98,593
Tingyi Cayman Islands Holding Corp., GDR	48,000	55,436
Xinao Gas Holdings, Ltd., GDR	20,000	25,119

		707,760
Chile - 0.31%
Banco Santander Chile SA, ADR	2,714	134,452
Centros Comerciales Sudamericanos SA, ADR	3,171	197,303
Cia Cervecerias Unidas SA, ADR	1,534	56,559
Compania de Telecomunicaciones de Chile
SA, ADR	7,854	74,691
Corpbanca SA, ADR	1,012	30,987
Distribucion y Servicio D&S SA, ADR	2,622	83,878
Embotelladora Andina SA, ADR, Series A	1,498	29,690
Embotelladora Andina SA, ADR, Series B	1,729	35,427
Empresa Nacional de Electricidad SA, ADR	6,553	318,214
Enersis SA, ADR	15,663	314,043
Inversiones Aguas Metropolitanas SA, ADR	1,355	34,213
Lan Airlines SA, SADR	1,168	98,287
Madeco SA, SADR *	1,566	21,908
Masisa SA	3,424	47,799
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	722	124,213
Vina Concha Y Toro SA, ADR	908	45,082

		1,646,746
China - 1.11%
Air China, Ltd., Class H	76,534	58,437
Aluminum Corp. of China, Ltd.	95,220	160,754
Angang New Steel Company, Ltd. Class H	25,859	53,247
Bank of China, Ltd., H Shares *	688,100	341,463
Bank of Communications Company, Ltd.,
Class H	182,121	194,028
Beijing Capital International Airport Company,
Ltd., Class H	42,789	60,198

The accompanying notes are an integral part of the financial statements. 72

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Beijing Datang Power Generation
Company , Ltd., Class H	44,432	$68,647
BYD Company, Ltd., H Shares	5,054	29,088
Chaoda Modern Agriculture Holdings, Ltd.	54,075	41,842
China Construction Bank	746,382	512,620
China Life Insurance Company, Ltd.	213,624	767,744
China Mengniu Dairy Company, Ltd.	28,502	98,424
China Petroleum & Chemical Corp., Class H	507,970	562,621
China Shipping Container Lines Company, Ltd.	66,112	45,152
China Shipping Development Company, Ltd.,
Class H	38,432	88,967
China Telecom Corp., Ltd.	417,604	244,619
China Travel International Investment
Hong Kong, Ltd.	92,291	48,395
COSCO Holdings	81,296	116,868
Dongfeng Motor Group Company, Ltd.	89,220	47,470
Guangdong Investment, Ltd.	75,220	43,869
Guangshen Railway Company, Ltd., Class H	40,789	32,396
Guangzhou R&F Properties Company, Ltd. -
H Shares	31,200	95,769
Huadian Power International Corp., Ltd.,
Class H	42,789	22,164
Huaneng Power International, Inc., Class H	93,436	106,237
Hunan Non-Ferrous Metal Corp., Ltd	38,000	23,571
Industrial & Commercial Bank of China	878,400	486,452
Jiangsu Expressway, Ltd.	33,145	33,616
Jiangxi Copper Company, Ltd., Class H	41,075	69,029
Lenovo Group, Ltd.	105,436	62,031
Maanshan Iron & Steel Company, Ltd.,Class H	48,075	37,507
PetroChina Company, Ltd., Class H	574,261	843,162
PICC Property & Casualty Company, Ltd.,
Class H *	79,220	64,541
Shanghai Electric Group Company, Ltd.	92,864	41,807
Shanghai Forte Land Company	32,789	18,578
Shenzhen Expressway Company, Ltd.	23,859	18,614
Shui On Land, Ltd.	48,000	43,035
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	69,934	45,795
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	48,075	22,627
Sinotrans, Ltd., H Shares	42,610	20,164
Solomon Systech International, Ltd.	1,838	261
Tsingtao Brewery Company, Ltd., Series H	10,930	26,560
Weichai Power Company, Ltd.	4,643	30,107
Yanzhou Coal Mining Company, Ltd., Class H	57,990	88,853
Zhejiang Expressway Company, Ltd., Class H	39,718	42,721
Zijin Mining Group, Ltd.	128,411	75,712
ZTE Corp., Class H	4,443	21,139

		5,956,901
Colombia - 0.03%
BanColombia SA, ADR	4,595	150,854

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Czech Republic - 0.10%
CEZ AS	5,551	$286,925
Komercni Banka AS	407	75,853
Philip Morris CR AS	18	9,321
Telefonica Czech Republic AS	3,019	84,917
Unipetrol AS *	1,942	25,964
Zentiva NV	613	41,612

		524,592
Denmark - 0.68%
A P Moller- Maersk AS	33	398,677
Bang & Olufsen A/S, Series B	343	41,064
Carlsberg AS, B Shares	948	114,874
Codan AS	350	38,215
Coloplast AS	794	64,550
Dampskibsselskabet Torm AS, ADR	900	33,764
Danisco AS	1,419	106,081
Danske Bank AS	14,802	607,736
Det Ostasiatiske Kompagni A/S	514	28,340
DSV AS, ADR	6,370	125,272
FLS Industries AS, B Shares	1,183	93,274
GN Store Nord AS *	6,034	71,253
H. Lundbeck AS	1,590	40,440
Jyske Bank *	1,802	130,130
NKT Holding A/S	689	68,719
Novo Nordisk AS	7,305	796,265
Novozymes AS, B Shares	1,386	161,150
Sydbank AS	1,860	89,208
Topdanmark AS *	572	97,889
TrygVesta AS	767	60,335
Vestas Wind Systems AS *	5,789	382,817
William Demant Holdings AS *	918	91,225

		3,641,278
Egypt - 0.11%
Alexandria Mineral Oils Company	452	6,749
Commercial International Bank	4,353	46,646
Credit Agricole Egypt *	1,505	4,497
Eastern Tobacco	295	21,247
Egyptian Company for Mobile Services	919	28,898
Egyptian Financial Group-Hermes Holding	4,582	36,680
Egyptian International Pharmaceutical
Industries Company	852	4,348
EL Ezz Aldekhela Steel Alexandria	72	13,028
El Ezz Steel Company	791	7,754
El Watany Bank of Egypt	1,576	12,569
Medinet Nasr Housing	168	9,001
Misr Beni Suef Cement Company	341	6,169
Olympic Group Financial Investments	947	10,813
Orascom Construction Industries	2,122	139,044
Orascom Hotels & Development *	2,269	23,916
Orascom Telecom Holding SAE	13,000	166,916
Oriental Weavers	420	5,202
Sidi Kerir Petrochemicals Company	3,445	10,754

The accompanying notes are an integral part of the financial statements. 73

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Telecom Egypt	8,967	$27,630

		581,861
Finland - 1.29%
Amer Sport Oyj, A Shares	1,940	48,023
Cargotec Corp. Oyj, B Shares	1,048	64,707
Elisa Oyj, A Shares	4,603	125,830
Fortum Corp. Oyj	13,524	424,001
KCI Konecranes Oyj	1,814	76,295
Kesko Oyj	2,031	135,478
Kone Corp. Oyj	2,228	140,848
Metra Oyj, B Shares	1,931	127,659
Metso Oyj	3,873	229,446
Neste Oil Oyj	3,965	156,151
Nokia AB Oyj	123,256	3,467,696
Nokian Renkaat Oyj	3,230	113,624
OKO Bank - A Shares	3,000	55,849
Orion Oyj, Series B	2,469	61,886
Outokumpu Oyj	3,613	122,213
Rautaruukki Oyj	2,619	168,434
Sampo Oyj, A Shares	12,960	374,255
SanomaWSOY Oyj	1,900	60,287
Stora Enso Oyj, R Shares	17,753	335,536
TietoEnator Oyj	2,104	67,984
UPM-Kymmene Oyj	16,016	396,247
Uponor Oyj	1,766	68,857
YIT Oyj	3,679	116,139

		6,937,445
France - 7.55%
Accor SA	5,335	474,016
Aeroports de Paris	1,025	119,382
Air France KLM	3,724	174,149
Air Liquide	7,123	938,342
Alcatel-Lucent	67,815	951,665
Alstom RGPT *	3,069	515,406
Atos Origin SA *	2,082	130,549
AXA Group SA	46,451	2,010,211
BNP Paribas SA	24,812	2,964,001
Bouygues SA	6,185	520,021
Business Objects SA *	2,657	104,962
Cap Gemini SA	4,163	306,004
Carrefour SA	17,652	1,244,302
Casino Guich-Perrachon SA	1,224	124,109
CNP Assurances SA	1,323	169,831
Compagnie de Saint-Gobain SA	9,815	1,106,269
Compagnie Generale des Etablissements
Michelin, Class B	4,277	600,491
Credit Agricole SA	19,882	811,492
Dassault Systemes SA	1,521	96,153
Essilor International SA	2,988	356,982
European Aeronautic Defence &
Space Company	9,926	323,677

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
France Telecom SA	49,902	$1,376,287
Gaz de France	5,999	304,057
Gecina SA	396	66,386
Groupe DANONE	13,124	1,064,935
Hermes International SA	1,954	221,666
Icade	970	75,143
Imerys SA	845	85,806
Klepierre SA	577	98,235
Lafarge SA	4,425	810,014
Lagardere S.C.A.	3,688	321,347
L'Oreal SA	7,411	879,695
LVMH Moet Hennessy SA	7,190	831,494
M6-Metropole Television	1,932	63,027
Neopost SA	989	145,086
PagesJaunes Groupe SA	3,352	70,559
Pernod-Ricard SA	2,731	605,332
Pinault-Printemps-Redoute SA	2,012	352,419
PSA Peugeot Citroen SA	4,521	365,385
Publicis Groupe SA	4,266	188,306
Renault Regie Nationale SA	5,436	876,099
Safran SA	4,633	118,946
Sanofi-Aventis SA	30,152	2,449,917
Schneider Electric SA	6,418	903,517
SCOR SE - Non Reg *	23,370	65,086
SCOR SE	984	26,793
Societe BIC SA	665	49,052
Societe Des Autoroutes Paris-Rhin-Rhone	536	54,493
Societe Generale	10,910	2,028,537
Societe Television Francaise 1	3,691	128,095
Sodexho Alliance	2,919	209,748
STMicroelectronics NV	20,715	401,881
Suez SA Strip VVPR *	3,544	48
Suez SA	27,714	1,592,014
Technip SA	2,913	241,414
Thales SA	2,442	149,622
Thomson *	7,559	144,400
Total SA	63,478	5,171,460
Unibail-Rodamco	1,394	358,360
Valeo SA	2,170	116,792
Vallourec SA	1,412	454,732
Veolia Environnement SA	9,702	761,158
Vinci SA, ADR	11,695	877,198
Vivendi Universal SA	34,057	1,469,244
Zodiac SA	1,048	80,618

		40,696,417
Germany - 6.21%
Adidas-Salomon AG	6,151	389,015
Allianz AG	13,340	3,130,699
Altana AG	2,065	49,889
BASF AG	14,697	1,932,122
Bayer AG	21,360	1,620,037

The accompanying notes are an integral part of the financial statements. 74

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	2,635	$188,237
Bilfinger Berger AG	1,040	92,587
Celesio AG	2,464	160,364
Commerzbank AG	18,808	902,422
Continental AG	3,965	559,849
DaimlerChrysler AG	27,549	2,554,627
Deutsche Bank AG	15,303	2,230,470
Deutsche Boerse AG	6,152	696,566
Deutsche Lufthansa AG	6,600	185,239
Deutsche Post AG, GDR	2,057	66,023
Deutsche Post AG	21,341	693,313
Deutsche Postbank AG	2,496	219,577
Deutsche Telekom AG	83,394	1,543,473
Douglas Holding AG	950	61,944
E.ON AG	18,359	3,084,935
Fresenius Medical Care AG	5,733	264,533
Heidelberger Druckmaschinen AG	1,816	88,213
Henkel KGaA	5,412	286,012
Hochtief AG	1,292	140,943
Hypo Real Estate Holding AG	3,901	253,203
Infineon Technologies AG *	22,656	377,053
IVG Immobilien AG	2,649	103,608
KarstadtQuelle AG *	1,969	66,603
Linde AG	3,327	401,441
MAN AG	3,284	473,994
Merck & Company AG	1,875	258,687
Metro AG	4,744	394,311
MLP AG	1,803	34,735
Muenchener Rueckversicherungs-
Gesellschaft AG	6,409	1,180,039
Premiere AG *	1,835	43,663
ProSieben Sat.1 Media AG	2,198	87,008
Qiagen AG *	3,855	69,317
Rheinmetall AG	1,015	94,656
RWE AG	13,103	1,399,277
Salzgitter AG	1,202	233,178
SAP AG	26,064	1,341,482
Siemens AG	25,101	3,616,486
Solarworld AG	2,258	104,402
Suedzucker AG	1,846	41,029
Thyssen Krupp AG	10,873	648,700
TUI AG *	6,275	174,081
Volkswagen AG	5,140	820,680
Wincor Nixdorf AG	998	92,828

		33,451,550
Greece - 0.52%
Alpha Bank A.E.	11,998	377,942
Athens Stock Exchange SA (ASE)	1,250	32,785
Bank of Piraeus SA	6,650	243,282
Coca Cola Hellenic Bottling Company SA	3,360	154,447
Cosmote Mobile Communications SA	3,110	96,201
EFG Eurobank Ergas SA	8,551	279,765

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Folli-Follie SA	450	$18,251
Greek Organization of Football Prognostics	6,920	245,114
Hellenic Petroleum SA	3,350	53,986
Hellenic Technodomiki Tev SA	3,730	48,915
Hellenic Telecommunications Organization SA	9,870	305,572
Motor Oil Hellas Corinth Refineries SA	1,390	36,532
National Bank of Greece SA	11,764	674,344
Public Power Corp.	3,250	91,831
Titan Cement Company SA	1,790	103,576
Viohalco SA	3,120	48,508

		2,811,051
Hong Kong - 1.93%
Anhui Conch Cement Company, Ltd., Series H	12,930	90,954
Bank of East Asia, Ltd.	42,433	238,247
Beijing Enterprises Holdings, Ltd.	9,286	35,273
BOC Hong Kong Holdings, Ltd.	107,328	255,046
Cathay Pacific Airways, Ltd.	28,782	71,635
Cheung Kong Holdings, Ltd.	43,849	574,835
China Agri-Industries Holdings, Ltd. *	18,216	12,394
China CITIC Bank *	154,000	117,783
China Communications
Construction Company , Ltd.	131,800	235,995
China Eastern Airlines Corp., Ltd. *	59,361	28,319
China Everbright, Ltd. *	22,216	46,541
China Merchants Holdings International
Company, Ltd.	33,582	162,352
China Mobile, Ltd.	151,030	1,624,498
China Overseas Land & Investment, Ltd.	111,079	171,901
China Resource Power Holdings, Ltd.	34,789	83,204
China Resources Enterprises, Ltd.	37,145	139,671
China Resources Land, Ltd.	36,789	55,051
China Shenhua Energy Company, Ltd.	97,000	335,582
China Southern Airlines Company, Ltd. *	35,145	23,643
Citic 1616 Holdings, Ltd. *	1,498	582
Citic Pacific, Ltd.	33,967	170,947
CLP Holdings, Ltd.	38,289	256,850
CNOOC, Ltd.	458,280	519,307
COFCO International, Ltd.	18,216	12,371
Denway Motors, Ltd.	156,441	73,431
Fu Ji Food & Catering Services Holdings, Ltd.	7,400	25,365
Global Bio-Chem Technology
Group Company, Ltd.	39,145	16,121
Gome Electrical Appliances Holdings, Ltd.	32,573	49,992
Guangzhou Investment Company, Ltd.	90,507	23,151
Hang Lung Properties, Ltd.	64,326	221,720
Hang Seng Bank, Ltd.	22,119	298,737
Henderson Land Development Company, Ltd.	25,601	174,356
Hong Kong & China Gas Company, Ltd.	114,040	239,783
Hong Kong Electric Holdings, Ltd.	40,082	202,491
Hong Kong Exchange & Clearing, Ltd.	31,430	444,590
Hopewell Holdings, Ltd.	17,362	70,835
Hopson Development Holdings, Ltd., GDR	20,000	56,147

The accompanying notes are an integral part of the financial statements. 75

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hutchison Whampoa, Ltd.	61,377	$609,547
Hysan Development Company, Ltd.	19,550	52,008
Kerry Properties, Ltd.	14,539	91,673
Li Ning Company, Ltd.	19,251	46,682
Link, REIT	59,946	132,637
Melco International Development	20,000	29,672
MTR Corp., Ltd.	40,757	96,851
New World Development Company, Ltd.	74,011	185,151
Nine Dragons Paper Holdings, Ltd.	37,400	87,153
PCCW, Ltd.	109,208	67,043
Ping An Insurance Group Company of China,
Ltd.	44,145	312,789
Semiconductor Manufacturing
International Corp. *	386,088	52,836
Shanghai Industrial Holdings, Ltd.	13,930	53,181
Shangri-La Asia, Ltd.	34,296	82,902
Shenzhen Investment, Ltd.	42,432	32,127
Shun Tak Holdings, Ltd.	30,000	44,278
Sino Land Company, Ltd.	41,047	85,676
Sun Hung Kai Properties, Ltd.	39,611	477,229
Swire Pacific, Ltd., Class A	26,663	297,874
Techtronic Industries Company, Ltd.	26,015	34,670
Television Broadcasting Company, Ltd.	8,181	57,548
Tencent Holdings, Ltd.	25,000	100,559
Travelsky Technology, Ltd., Class H	20,572	17,602
Weiqiao Textile Company, Ltd.	15,251	34,213
Wharf Holdings, Ltd.	33,668	134,564
Wing Hang Bank, Ltd.	4,596	50,581

		10,426,746
Hungary - 0.16%
Gedeon Richter Rt.	395	79,680
Magyar Telekom Rt.	13,268	72,562
MOL Magyar Olaj - es Gazipari Rt.	1,996	303,895
OTP Bank Rt.	7,125	415,121

		871,258
India - 1.01%
Bajaj Auto, Ltd., ADR *	1,056	55,334
Dr Reddy's Laboratories, Ltd., ADR	5,375	86,753
Grasim Industries, Ltd., ADR	1,800	117,000
Hindalco Industries, Ltd., ADR	10,691	42,764
ICICI Bank, Ltd., SADR	15,569	765,216
Infosys Technologies, Ltd., ADR	20,404	1,027,954
Larsen & Toubro, Ltd., ADR	1,292	69,727
Mahindra & Mahindra, Ltd., ADR	3,280	59,040
Ranbaxy Laboratories, Ltd., ADR	8,285	73,322
Reliance Capital, Ltd. *	2,081	55,636
Reliance Communication, Ltd., ADR *	39,148	497,383
Reliance Energy, Ltd., ADR	1,040	47,002
Reliance Industries, Ltd., ADR	19,894	1,681,043
Reliance Natural Resources, Ltd., ADR *	17,980	34,435
Satyam Computer Services, Ltd., ADR	14,816	366,844

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
State Bank of India, Ltd., ADR	1,161	$102,400
Tata Motors, Ltd., SADR	10,059	165,169
Videsh Sanchar Nigam, Ltd., ADR	1,174	27,319
Wipro, Ltd., ADR	11,849	184,252

		5,458,593
Indonesia - 0.23%
Aneka Tambang Tbk PT	11,425	15,870
Astra Agro Lestari Tbk PT	9,658	14,698
Astra International Tbk PT	56,483	105,652
Bank Central Asia Tbk PT	155,387	93,731
Bank Danamon Indonesia Tbk PT	48,759	37,237
Bank Internasional Indonesia Tbk PT	556,000	11,015
Bank Mandiri Tbk PT	170,878	59,103
Bank Pan Indonesia Tbk PT *	166,573	11,799
Bank Rakyat Indonesia Tbk PT	150,501	95,781
Berlian Laju Tanker Tbk PT	64,000	14,521
Bumi Resources Tbk PT	496,780	125,088
Energi Mega Persada Tbk PT *	83,500	7,393
Gudang Garam Tbk PT	16,482	20,340
Indocement Tunggal Prakarsa Tbk PT	26,487	18,323
Indofood Sukses Makmur Tbk PT	122,905	27,547
Indosat Tbk PT, ADR	961	34,836
Indosat Tbk PT	28,500	20,504
International Nickel Indonesia Tbk PT	5,500	33,785
Kalbe Farma Tbk PT	117,571	18,088
Perusahaan Gas Negara Tbk PT	50,997	53,339
PT Telekomunikiasi Indonesia, ADR	4,330	186,623
Ramayana Lestari Sentosa Tbk PT	51,631	5,772
Semen Gresik Persero Tbk PT	4,414	25,209
Telekomunikasi Indonesia Tbk PT	108,000	117,742
Unilever Indonesia Tbk PT	43,500	32,258
United Tractors Tbk PT	40,968	37,409

		1,223,663
Ireland - 0.72%
Allied Irish Banks PLC	25,924	708,319
Bank of Ireland	28,745	580,596
C&C Group PLC	9,238	124,643
CRH PLC	15,944	789,578
DCC PLC, Dublin	2,374	80,078
Depfa Bank PLC	10,777	190,867
Elan Corp. *	12,765	277,848
Experian Group, Ltd.	29,481	372,289
Grafton Group PLC *	6,449	92,070
Greencore Group PLC, Dublin	4,117	31,169
Iaws Group PLC, ADR	3,138	65,757
Independent News & Media PLC	17,437	88,402
Irish Life & Permanent PLC	7,175	181,298
Kerry Group PLC	3,836	107,352
Kingspan Group PLC	3,635	102,022
Paddy Power PLC	929	28,975

The accompanying notes are an integral part of the financial statements. 76

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, SADR *	1,736	$65,534

		3,886,797
Israel - 0.39%
Africa-Israel Investments, Ltd.	387	38,900
Aladdin Knowledge Systems, ADR *	245	5,081
Alvarion, Ltd., ADR *	2,419	22,569
Audio Codes, Ltd., ADR *	879	4,940
Bank Hapoalim, Ltd.	29,084	141,625
Bank Leumi Le-Israel, Ltd.	26,148	102,305
Bezek Israeli Telecommunications Corp., Ltd.	32,276	52,364
Check Point Software Technologies, Ltd. *	5,873	133,963
Clal Industries & Investments, Ltd.	1,318	7,828
Clal Insurance Enterprise Holdings, Ltd. *	584	15,874
Discount Investment Corp.	733	23,181
ECI Telecom, Ltd., ADR *	1,738	15,903
Elbit Systems, Ltd.	722	30,354
Given Imaging Corp., ADR *	678	21,310
Harel Insurance Investments, Ltd.	238	13,134
ICL Israel Chemicals, Ltd.	15,850	125,593
IDB Development Corp., Ltd.	621	23,260
Israel Corp., Ltd.	71	48,797
Israel Discount Bank, Ltd. *	11,922	24,581
Koor Industries, Ltd. *	287	19,068
Makhteshim-Agam Industries, Ltd.	8,446	61,166
Migdal Insurance Holdings, Ltd.	8,348	13,991
Nice Systems, Ltd. *	1,578	55,840
Orbotech, Ltd. *	827	18,459
Partner Communications, Ltd.	2,403	38,189
RADWARE, Ltd., ADR *	437	6,358
Retalix, Ltd. *	309	6,012
Strauss-Elite, Ltd.	739	8,804
Super-Sol, Ltd., Class B *	2,043	8,046
Syneron Medical, Ltd., ADR *	692	17,265
Teva Pharmaceutical Industries, Ltd.	23,088	953,269
United Mizrahi Bank, Ltd.	3,253	23,902

		2,081,931
Italy - 2.87%
Alleanza Assicuraz SpA	12,824	167,826
Assicurazioni Generali SpA	31,014	1,247,819
Autogrill SpA	3,019	64,039
Autostrade SpA	7,462	248,373
Banca Intesa SpA - Non convertible	27,610	193,729
Banca Monte dei Paschi Siena SpA	33,424	226,616
Banca Popolare di Milano SpA	12,599	192,816
Banche Popolari Unite SpA	18,301	466,388
Banco Popolare Di Verona e Novara SpA	11,074	319,492
Bulgari SpA	4,306	69,334
Capitalia SpA	49,350	491,717
Enel SpA	127,291	1,372,427
Eni SpA	76,717	2,790,003
Fiat SpA	20,788	620,263

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Finmeccanica SpA	8,994	$277,600
Fondiaria-Sai SpA	2,294	111,308
Intesa Sanpaolo SpA	226,024	1,689,820
Italcementi SpA	1,850	57,325
Lottomatica SpA	1,866	74,446
Luxottica Group SpA	4,210	163,807
Mediaset SpA	23,256	240,681
Mediobanca SpA	14,771	336,689
Mediolanum SpA	7,539	62,989
Mondadori (Arnoldo) Editore SpA	3,141	30,787
Parmalat SpA	44,971	190,908
Pirelli & Company SpA *	88,320	105,553
Seat Pagine Gialle SpA	126,516	76,029
Snam Rete Gas SpA	25,207	149,435
T.E.R.N.A SpA	34,112	118,061
Telecom Italia SpA	314,359	862,746
Telecom Italia SpA-RNC	181,832	403,895
UniCredito Italiano SpA	230,165	2,063,068

		15,485,989
Japan - 16.00%
Access Company, Ltd. *	6	18,135
Acom Company, Ltd.	2,427	86,928
Aderans Company, Ltd.	483	10,157
Advantest Corp.	5,080	221,057
AEON Company, Ltd.	18,704	347,086
AEON Credit Service Company, Ltd.	1,877	29,720
Aeon Mall Company, Ltd.	1,400	42,997
Aiful Corp.	1,727	49,541
Aisin Seiki Company	6,079	223,150
Ajinomoto Company, Inc.	17,305	199,266
Alfresa Holdings Corp.	724	50,396
All Nippon Airways Company, Ltd.	17,715	67,326
Alps Electric Company, Ltd.	5,138	51,295
Amada Company, Ltd.	9,829	122,738
Aoyama Trading Company, Ltd.	2,142	65,785
Asahi Breweries, Ltd.	12,501	193,585
Asahi Glass Company, Ltd.	27,191	366,645
Asahi Kasei Corp.	37,963	249,180
ASATSU-DK, Inc.	548	18,518
Asics Corp.	5,000	61,707
Astellas Pharmaceuticals, Inc.	15,469	671,884
Autobacs Seven Company, Ltd.	853	26,612
Bank of Kyoto, Ltd.	7,000	83,781
Benesse Corp.	1,854	53,635
Bridgestone Corp.	17,553	375,511
Canon Sales Company, Inc.	2,000	40,841
Canon, Inc.	31,274	1,832,268
Casio Computer Company, Ltd.	7,133	111,210
Central Glass Company, Ltd.	6,886	38,446
Central Japan Railway Company, Ltd.	46	484,583
Chiba Bank, Ltd.	22,896	202,976

The accompanying notes are an integral part of the financial statements. 77

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chiyoda Corp.	5,000	$95,215
Chubu Electric Power Company, Inc.	19,377	513,454
Chugai Pharmaceutical Company, Ltd.	8,316	149,264
Circle K Sunkus Company, Ltd.	612	10,662
Citizen Watch Company, Ltd.	10,135	91,244
Coca-Cola West Japan Company, Ltd.	1,777	41,255
COMSYS Holdings Corp.	2,943	34,032
Credit Saison Company, Ltd.	5,291	137,629
CSK Corp.	1,790	62,952
Dai Nippon Printing Company, Ltd.	18,953	282,440
Daicel Chemical Industries, Ltd.	6,534	42,517
Daido Steel Company, Ltd.	8,000	54,520
Daifuku Company, Ltd.	2,500	34,460
Daiichi Sankyo Company, Ltd.	20,372	539,820
Daikin Industries, Ltd.	6,915	251,597
Daimaru, Inc.	7,886	94,130
Dainippon Ink & Chemicals, Inc.	22,010	84,897
Dainippon Screen Manufacturing
Company, Ltd.	6,238	47,061
Daito Trust Construction Company, Ltd.	2,319	110,308
Daiwa House Industry Company, Ltd.	15,715	224,382
Daiwa Securities Group, Inc.	39,251	417,621
Denki Kagaku Kogyo Kabushiki Kaisha	16,477	74,103
Denso Corp.	14,222	555,488
Dentsu, Inc.	50	141,404
Dowa Mining Company, Ltd.	6,534	69,626
E-Access, Ltd.	23	13,736
East Japan Railway Company	99	762,125
Ebara Corp.	11,534	52,901
EDION Corp.	2,400	31,136
Eisai Company, Ltd.	7,252	316,160
Electric Power Development Company, Ltd.	4,800	190,592
Elpida Memory, Inc. *	3,100	136,405
Familymart Company, Ltd.	1,860	48,985
Fanuc, Ltd.	5,479	564,749
Fast Retailing Company, Ltd.	1,366	97,077
Fuji Electric Holdings Company, Ltd.	19,420	98,512
Fuji Photo Film Company, Ltd.	14,267	637,018
Fuji Software ABC, Inc.	418	9,823
Fuji Television Network, Inc.	11	22,106
Fujikura, Ltd.	9,477	70,422
Fujitsu, Ltd.	54,621	401,895
Fukuoka Financial Group, Inc. *	20,362	134,311
Furukawa Electric Company, Ltd.	17,362	95,811
Glory, Ltd.	1,400	30,631
Goodwill Group, Inc. *	40	13,743
Gunma Bank	11,477	77,099
Gunze, Ltd.	5,238	30,561
Hakuhodo DY Holdings, Inc.	570	37,598
Hankyu Department Stores	2,591	27,547
Hankyu Hanshin Holdings, Inc.	35,000	184,636
Haseko Corp. *	26,000	76,901

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hikari Tsushin, Inc.	700	$29,383
Hino Motors, Ltd.	7,886	47,097
Hirose Electric Company, Ltd.	983	129,203
Hitachi Cable, Ltd.	2,591	15,159
Hitachi Capital Corp.	707	10,759
Hitachi Chemical, Ltd.	2,484	56,159
Hitachi Construction Machinery Company, Ltd.	3,343	116,215
Hitachi High-Technologies Corp.	1,800	46,676
Hitachi, Ltd.	98,118	695,703
Hokkaido Electric Power Company, Inc.	5,568	120,695
Hokuhoku Financial Group, Inc.	34,134	110,364
Honda Motor Company, Ltd.	45,762	1,668,725
House Food Corp.	2,301	35,297
Hoya Corp.	11,892	394,135
Ibiden Company, Ltd.	3,700	238,661
Idemitsu Kosan Company, Ltd.	500	55,913
Inpex Holdings, Inc.	23	214,335
Isetan Company, Ltd.	5,462	89,628
Ishikawajima-Harima Heavy Industries
Company, Ltd.	36,134	131,764
ITO EN, Ltd.	1,706	55,989
Itochu Corp.	44,202	511,490
Itochu Techno-Science Corp.	1,248	48,947
JAFCO Company, Ltd.	1,253	57,672
Japan Airlines System Corp. *	26,953	50,671
Japan Petroleum Exploration Company, Ltd.	400	28,232
Japan Prime Realty Investment Corp.	15	58,466
Japan Real Estate Investment Corp.	11	129,249
Japan Retail Fund Investment Corp., REIT	10	86,706
Japan Tobacco, Inc.	131	645,420
JFE Holdings, Inc.	16,362	1,016,949
JGC Corp.	5,886	110,179
Joyo Bank, Ltd.	18,953	117,645
JS Group Corp.	8,516	172,521
JSR Corp.	4,833	116,512
Kajima Corp.	24,191	101,151
Kamigumi Company, Ltd.	9,534	82,511
Kaneka Corp.	9,829	82,277
Kansai Electric Power Company, Ltd.	22,678	535,686
Kansai Paint Company, Ltd.	5,238	45,799
Kao Corp.	14,362	371,255
Kawasaki Heavy Industries, Ltd.	39,963	163,213
Kawasaki Kisen Kaisha, Ltd.	16,067	196,207
KDDI Corp.	74	547,482
Keihin Electric Express Railway
Company, Ltd.	11,067	73,000
Keio Electric Railway Company, Ltd.	15,715	104,423
Keisei Electric Railway Company, Ltd.	9,000	52,656
Keyence Corp.	1,047	228,481
Kikkoman Corp.	4,238	62,915
Kinden Corp.	2,591	22,466
Kintetsu Corp.	47,792	143,680

The accompanying notes are an integral part of the financial statements. 78

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kirin Brewery Company, Ltd.	22,896	$341,942
KK DaVinci Advisors *	33	28,881
Kobe Steel Company, Ltd.	77,517	293,975
Kokuyo Company, Ltd.	2,431	28,485
Komatsu, Ltd.	26,030	755,135
Komori Corp.	1,295	30,327
Konami Corp.	2,343	53,636
Konica Minolta Holdings, Inc.	14,891	219,495
Kose Corp.	600	16,969
Koyo Seiko Company, Ltd.	5,743	103,779
Kubota Corp.	31,782	257,542
Kuraray Company, Ltd.	10,300	120,607
Kurita Water Industries, Ltd.	3,319	104,084
Kyocera Corp.	4,738	504,496
KYOWA HAKKO KOGYO COMPANY, LTD.	9,477	89,314
Kyushu Electric Power Company, Inc.	10,931	286,108
Lawson, Inc.	1,631	56,303
LeoPalace21 Corp.	3,402	116,060
Mabuchi Motor Company, Ltd.	918	56,164
Makita Corp.	3,543	157,333
Marubeni Corp.	46,202	380,009
Marui Company, Ltd.	8,664	109,173
Matsui Securities Company, Ltd.	2,000	17,876
Matsumotokiyoshi Company, Ltd.	1,348	29,548
Matsushita Electric Industrial Company, Ltd.	57,393	1,137,117
Matsushita Electric Works, Ltd.	11,181	142,792
Mediceo Holdings Company, Ltd.	4,590	70,223
Meiji Dairies Corp.	6,886	43,803
Meiji Seika Kaisha, Ltd.	6,534	29,809
Meitec Corp.	1,083	30,979
Millea Holdings, Inc.	23,300	955,375
Minebea Company, Ltd.	8,477	47,879
Mitsubishi Chemical Holdings Corp, ADR	33,500	307,297
Mitsubishi Corp.	39,456	1,032,721
Mitsubishi Electric Corp.	56,973	527,233
Mitsubishi Estate Company, Ltd.	34,782	944,206
Mitsubishi Gas & Chemicals Company, Inc.	10,829	98,896
Mitsubishi Heavy Industries, Ltd.	92,937	595,707
Mitsubishi Logistc Corp.	2,943	48,412
Mitsubishi Materials Corp.	32,020	174,624
Mitsubishi Rayon Company, Ltd.	18,010	128,283
Mitsubishi Securities Company, Ltd.	9,000	100,863
Mitsubishi UFJ Financial Group, Inc.	236	2,600,867
Mitsubishi UFJ Lease & Finance
Company, Ltd. *	1,000	44,893
Mitsui & Company, Ltd.	45,611	907,378
Mitsui Chemicals, Inc.	20,010	151,934
Mitsui Engineering & Shipbuilding
Company, Ltd.	24,362	130,096
Mitsui Fudosan Company, Ltd.	24,248	679,860
Mitsui Mining & Smelting Company, Ltd.	16,010	74,728
Mitsui O.S.K. Lines, Ltd.	31,487	427,124

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui Sumitomo Insurance Company, Ltd.	35,259	$452,005
Mitsui Trust Holdings, Inc.	20,010	174,148
Mitsukoshi, Ltd.	10,829	54,143
Mitsumi Electric Company, Ltd.	2,101	75,252
Mizuho Financial Group, Inc.	279	1,928,504
Murata Manufacturing Company, Ltd.	5,904	444,457
Namco Bandai Holdings, Inc.	7,032	110,889
NEC Corp.	59,383	307,008
NEC Electronics Corp. *	1,148	30,141
NGK INSULATORS, LTD.	7,829	192,228
NGK Spark Plug Company, Ltd.	6,238	108,428
NHK Spring Company, Ltd.	3,000	28,856
NICHIREI Corp.	7,534	38,767
Nidec Corp.	3,414	200,295
Nikko Cordial Corp.	11,000	143,600
Nikon Corp.	9,181	255,927
Nintendo Company, Ltd.	2,908	1,062,767
Nippon Building Fund, Inc.	13	180,139
Nippon Electric Glass Company, Ltd.	11,000	193,874
Nippon Express Company, Ltd.	26,191	148,778
Nippon Kayaku Company, Ltd.	3,591	28,401
Nippon Light Metal Company, Ltd.	16,124	42,072
NIPPON MEAT PACKERS, Inc.	5,238	63,244
Nippon Mining Holdings, Inc.	26,368	252,558
Nippon Oil Corp.	35,906	333,441
Nippon Paper Group, Inc.	30	99,672
Nippon Sheet Glass Company, Ltd.	14,829	67,653
Nippon Shokubai Company, Ltd.	3,591	31,864
Nippon Steel Corp.	168,464	1,184,934
Nippon Telegraph & Telephone Corp.	152	673,749
Nippon Yusen Kabushiki Kaisha	32,077	293,984
Nippon Zeon Company	3,591	38,120
Nishimatsu Construction Company, Ltd.	7,886	27,798
Nishi-Nippon City Bank, Ltd.	18,000	65,783
Nissan Chemical Industries, Ltd.	6,238	73,245
Nissan Motor Company, Ltd.	66,510	711,962
Nisshin Seifun Group, Inc.	4,886	48,264
Nisshin Steel Company	22,953	104,716
Nisshinbo Industries, Inc.	4,591	64,063
Nissin Food Products Company, Ltd.	3,184	106,559
Nitori Company, Ltd.	1,132	56,414
Nitto Denko Corp.	5,168	260,483
NOK Corp.	3,008	63,375
Nomura Holdings, Inc.	51,793	1,007,278
Nomura Real Estate Holdings, Inc.	1,300	42,243
Nomura Real Estate Office Fund, Inc.	6	64,665
Nomura Research Institute, Ltd.	3,389	99,689
NSK, Ltd.	13,715	141,812
NTN Corp.	11,772	101,403
NTT Data Corp.	36	170,658
NTT DoCoMo, Inc.	475	750,577
NTT Urban Development Corp.	37	71,658

The accompanying notes are an integral part of the financial statements. 79

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Obayashi Corp.	20,362	$110,881
OBIC Company, Ltd.	210	41,437
Odakyu Electric Railway Company	20,305	125,050
Oji Paper Company, Ltd.	25,191	122,276
Oki Electric Industry Company, Ltd. *	15,362	28,507
Okuma Holdings, Inc.	4,000	63,239
Okumura Corp.	2,886	14,757
Olympus Optical Company, Ltd.	6,534	254,678
Omron Corp.	6,539	171,682
Onward Kashiyama Company, Ltd.	4,591	58,520
Oracle Corp. - Japan	1,048	46,198
Oriental Land Company, Ltd.	1,707	88,943
Orix Corp.	2,624	689,995
Osaka Gas Company, Ltd.	60,155	223,257
OSG Corp.	2,500	34,399
Otsuka Corp.	400	37,956
Park24 Company, Ltd.	1,900	19,092
Pioneer Electronic Corp.	3,979	54,072
Promise Company, Ltd.	2,381	73,318
Q.P. Corp.	1,513	14,516
Rakuten, Inc.	170	57,169
Resona Holdings, Inc.	164	392,042
Ricoh Company, Ltd.	19,601	452,679
Rinnai Corp.	548	17,097
Rohm Company, Ltd.	3,073	272,674
Round One Corp.	11	19,967
Ryohin Keikaku Company, Ltd.	689	42,600
Sanken Electric Company	2,943	28,499
SANKYO Company, Ltd.	1,407	59,174
Santen Pharmaceutical Company, Ltd.	2,200	53,482
Sanwa Shutter Corp.	6,238	36,092
Sanyo Electric Company, Ltd. *	37,849	61,955
Sapporo Hokuyo Holdings, Inc.	8	88,165
Sapporo Holdings	8,534	54,148
SBI E*Trade Securities Compnay, Ltd.	48	50,954
SBI Holdings, Inc.	316	100,250
Secom Company, Ltd.	6,310	297,080
SEGA SAMMY HOLDINGS, INC.	5,808	93,894
Seiko Epson Corp.	3,878	112,187
Seino Transportation Company, Ltd.	3,591	33,959
Sekisui Chemical Company, Ltd.	12,772	98,632
Sekisui House, Ltd.	15,362	204,777
Seven & I Holdings Company, Ltd.	23,819	679,412
Sharp Corp.	29,782	564,725
Shimachu Company, Ltd.	1,177	31,665
Shimamura Company, Ltd.	624	66,544
Shimano, Inc.	2,131	73,045
Shimizu Corp.	16,305	94,470
Shin-Etsu Chemical Company, Ltd.	11,789	841,628
Shinko Electric Industries Company, Ltd.	2,000	43,110
Shinko Securities Company, Ltd.	14,000	72,380
Shinsei Bank, Ltd.	44,906	181,218

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shionogi & Company, Ltd.	9,477	$154,360
Shiseido Company, Ltd.	10,477	223,285
Shizuoka Bank, Ltd.	18,658	188,992
Showa Denko K.K.	28,839	104,227
Showa Shell Sekiyu K.K.	5,545	68,703
SMC Corp.	1,636	217,417
SOFTBANK Corp.	21,512	463,692
Sojitz Holdings Corp. *	18,509	82,792
Sompo Japan Insurance, Inc.	23,896	292,201
Sony Corp.	29,358	1,505,904
Stanley Electric Corp.	3,792	82,351
Sumco Corp.	3,300	165,528
Sumitomo Bakelite Company, Ltd.	4,238	29,637
Sumitomo Chemical Company, Ltd.	43,554	292,231
Sumitomo Corp.	30,634	558,539
Sumitomo Electric Industries, Ltd.	21,301	316,913
Sumitomo Heavy Industries, Ltd.	18,010	203,881
Sumitomo Metal Industries, Ltd.	119,423	702,574
Sumitomo Metal Mining Company, Ltd.	15,715	340,648
Sumitomo Mitsui Financial Group, Inc.	193	1,798,549
Sumitomo Osaka Cement Company, Ltd.	11,477	30,412
Sumitomo Realty &
Development Company, Ltd.	11,124	362,372
Sumitomo Rubber Industries, Inc.	6,300	75,148
Sumitomo Titanium Corp.	600	56,011
Sumitomo Trust & Banking Company, Ltd.	37,554	357,570
Suruga Bank, Ltd.	4,886	61,488
Suzuken Company, Ltd.	2,077	64,798
T&D Holdings, Inc.	5,659	381,990
TAIHEIYO CEMENT CORP.	24,191	107,032
Taisei Corp.	32,134	108,585
Taisho Pharmaceuticals Company, Ltd.	4,238	83,967
Taiyo Nippon Sanso Corp.	7,181	55,456
Taiyo Yuden Company, Ltd.	3,943	91,222
Takara Holdings	5,591	37,242
Takashimaya Company, Ltd.	7,181	90,544
Takeda Pharmaceutical Company, Ltd.	24,651	1,590,065
Takefuji Corp.	3,444	115,540
Tanabe Seiyaku Company, Ltd.	7,000	83,271
TDK Corp.	3,632	350,824
Teijin, Ltd.	26,896	146,898
Terumo Corp.	5,197	200,460
The 77th Bank, Ltd.	8,477	54,954
The Bank of Yokohama, Ltd.	35,316	247,259
The Hachijuni Bank, Ltd.	11,000	77,282
The Hiroshima Bank, Ltd.	13,000	71,950
The Japan Steel Works, Ltd.	9,000	137,110
The Tokyo Electric Power Company, Ltd.	35,633	1,143,444
THK Company, Ltd.	4,119	103,138
TIS, Inc.	983	22,543
Tobu Railway Company, Ltd.	22,248	100,418
Toda Corp.	7,238	38,476

The accompanying notes are an integral part of the financial statements. 80

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toho Company, Ltd.	3,967	$71,686
Toho Titanium Company, Ltd.	900	36,465
Tohoku Electric Power Company, Inc.	12,520	280,522
Tokai Rika Company, Ltd.	1,700	46,424
Tokuyama Corp.	6,000	78,084
Tokyo Broadcasting Company, Ltd.	1,148	35,071
Tokyo Electron, Ltd.	5,068	372,898
Tokyo Gas Company, Ltd.	65,165	308,386
Tokyo Seimitsu Company, Ltd.	900	34,788
Tokyo Steel Manufacturing Company, Ltd.	3,200	50,150
Tokyo Tatemono Company, Ltd.	9,000	112,094
Tokyu Corp.	31,134	207,888
Tokyu Land Corp.	12,829	136,498
TonenGeneral Sekiyu K.K.	7,829	76,320
Toppan Printing Company, Ltd.	16,010	171,899
Toray Industries, Inc.	37,611	277,652
Toshiba Corp.	88,289	769,099
Tosoh Corp.	13,772	76,446
Toto, Ltd.	6,829	59,046
Toyo Seikan Kaisha, Ltd.	5,491	105,900
Toyo Suisan Kaisha, Ltd.	2,295	41,286
Toyobo Company, Ltd.	14,067	40,239
Toyoda Gosei Company, Ltd.	1,966	55,441
Toyota Boshoku Corp.	1,600	40,452
Toyota Industries Corp.	5,210	241,913
Toyota Motor Corp.	79,253	5,009,306
Toyota Tsusho Corp.	5,700	131,640
Trend Micro, Inc.	2,767	89,240
Ube Industries, Ltd.	25,963	79,948
UNI Charm Corp.	1,042	59,022
UNY Company, Ltd.	4,238	50,277
Ushio, Inc.	3,943	87,388
USS Company, Ltd.	787	50,062
Wacoal Corp.	2,943	36,249
West Japan Railway Company, Ltd.	50	232,568
Yahoo Japan Corp.	487	165,155
Yakult Honsha Company, Ltd.	3,043	76,935
Yamada Denki Company, Ltd.	2,504	261,347
Yamaha Corp.	4,774	99,035
Yamaha Motor Company, Ltd.	5,209	151,114
Yamato Transport Company, Ltd.	11,420	161,299
Yamazaki Baking Company, Ltd.	2,591	22,088
YASKAWA Electric Corp.	7,000	79,640
Yokogawa Electric Corp.	5,686	76,210

		86,241,633
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR *	2,360	53,407
Luxembourg - 0.07%
Tenaris SA, ADR	8,220	402,451
Malaysia - 0.45%
AirAsia BHD *	21,700	11,942

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
AmFirst REIT *	1,424	$410
AMMB Holdings BHD	42,000	52,553
Berjaya Sports Toto BHD	22,700	34,518
British American Tobacco Malaysia BHD	3,500	45,619
Bursa Malaysia BHD	8,000	26,416
Commerce Asset Holdings	72,600	246,030
DRB-Hicom BHD	16,200	8,587
Gamuda BHD	21,100	49,198
Genting BHD	55,500	132,621
Golden Hope Plantations BHD	17,800	43,823
Guinness Anchor BHD	3,700	6,323
Highlands & Lowlands BHD	4,200	9,367
Hong Leong Bank BHD	12,300	22,623
Hong Leong Credit BHD	5,600	10,462
IGB Corp., BHD	17,700	13,893
IJM Corp. BHD	13,950	33,739
IOI Corp. BHD *	103,500	155,887
IOI Properties, BHD	2,300	8,860
KLCC Property Holdings BHD	11,300	11,914
Kuala Lumpur Kepong BHD	12,950	48,387
Lafarge Malayan Cement BHD	31,200	15,724
Magnum Corp. BHD	22,500	22,679
Malayan Bank BHD	58,100	201,941
Malaysian Airline System BHD *	6,900	11,792
Malaysian Bulk Carriers BHD	9,000	9,124
Malaysian Pacific Industries BHD	2,300	6,595
Malaysian Resources Corp. BHD *	22,500	17,661
Maxis Communications BHD	30,400	133,839
Media Prima BHD	13,100	11,459
MISC BHD	33,700	96,634
MMC Corp. BHD	8,200	18,526
Mulpha International BHD *	20,300	10,466
Multi-Purpose Holdings BHD	16,900	10,867
Petronas Dagangan BHD	6,600	15,293
Petronas Gas BHD	15,000	45,619
PLUS Expressways BHD	38,500	35,684
POS Malaysia & Services Holdings BHD	8,100	9,807
PPB Group BHD	12,300	27,076
Proton Holdings BHD	6,500	11,296
Public Bank BHD	32,000	92,223
Resorts World BHD	75,800	75,965
RHB Capital BHD	16,600	23,175
Scomi Group BHD	16,400	7,838
Shell Refining Company Federation of Malaya
BHD	3,900	11,748
Sime Darby BHD	45,200	125,683
SP Setia BHD	15,400	38,584
Star Publications Malaysia BHD	11,600	11,625
TA Enterprise BHD	20,300	10,466
Tanjong PLC	5,700	31,864
Telekom Malaysia, BHD	30,800	91,887
Tenaga Nasional BHD	38,900	128,446

The accompanying notes are an integral part of the financial statements. 81

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Transmile Group BHD	3,400	$4,471
UEM World BHD	19,300	21,131
UMW Holdings BHD	5,300	19,343
YTL Corp. BHD	25,100	59,978

		2,439,681
Mexico - 1.02%
Alfa SA de CV	9,536	75,294
America Movil SA de CV, Series L, ADR	1,583	98,035
America Movil SA de CV	553,860	1,712,302
Carso Infraestructura y Construccion SA de
CV *	25,000	24,697
Cemex SA de CV *	213,488	785,252
Cemex SA, SADR *	1,292	47,675
Coca-Cola Femsa SA de CV	7,859	34,828
Consorcio ARA SA de CV	28,240	45,537
Controladora Comercial Mexicana SA de CV	8,971	23,112
Corp. GEO SA de CV, Series B *	13,848	76,166
Desarrolladora Homex SA de CV *	5,000	50,322
Empresas ICA Sociedad
Controladora SA de CV *	11,000	55,863
Fomento Economico Mexicano SA de CV	68,265	267,921
Grupo Aeroportuario del Pacifico SA de CV	14,100	69,764
Grupo Aeroportuario del Sureste SA de CV	7,030	37,005
Grupo Bimbo SA de CV	8,888	56,010
Grupo Carso SA de CV	19,062	73,841
Grupo Financiero Banorte SA de CV	42,107	193,081
Grupo Mexico SA	33,325	205,066
Grupo Modelo SA	16,908	92,213
Grupo Televisa SA, SADR	896	24,739
Grupo Televisa SA	70,243	388,626
Industrias Penoles SA de CV	2,750	33,131
Kimberly-Clark de Mexico SA de CV	14,226	61,963
Telefonos de Mexico SA de CV, Class L, ADR	774	29,327
Telefonos de Mexico SA de CV	245,320	465,377
TV Azteca SA de CV *	33,951	30,048
Urbi Desarrollos Urbanos SA de CV *	9,000	41,494
Wal-Mart de Mexico SA de CV, Series V	99,675	378,726

		5,477,415
Netherlands - 3.00%
ABN AMRO Holdings NV	53,290	2,453,147
Aegon NV	42,022	831,723
Akzo Nobel NV	8,062	697,127
ASML Holding NV *	13,184	365,394
Buhrmann NV	3,220	49,540
Corio NV	1,158	91,084
DSM NV	4,533	223,993
Fugro NV	1,731	110,108
Hagemeyer NV	13,486	69,830
Heineken NV	7,287	428,449
ING Groep NV	54,217	2,403,465
Koninklijke (Royal) KPN NV	55,634	926,642

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke (Royal) Philips Electronics NV	33,014	$1,408,627
Koninklijke Ahold NV *	46,153	582,160
Mittal Steel Company NV	26,848	1,690,359
Oce N.V.	2,448	47,790
Randstad Holdings NV	1,323	105,261
Reed Elsevier NV	21,116	403,666
Rodamco Europe NV	1,538	206,267
Royal Numico NV	5,137	267,590
SBM Offshore NV	4,318	165,207
TNT Post Group NV	12,953	585,420
Unilever NV	49,547	1,544,676
Vedior NV	4,625	138,874
Wereldhave NV	536	74,972
Wolters Kluwer NV	8,963	274,462

		16,145,833
New Zealand - 0.12%
Auckland International Airport, Ltd.	27,201	68,958
Contact Energy, Ltd.	8,018	55,836
Fisher & Paykel Appliances Holdings, Ltd.	6,971	18,750
Fisher & Paykel Healthcare Corp.	13,404	34,913
Fletcher Building, Ltd.	13,640	130,198
Kiwi Income Property Trust	22,174	28,278
Sky City Entertainment Group, Ltd.	12,719	49,939
Sky Network Television, Ltd.	5,411	23,545
Telecom Corp. of New Zealand, Ltd.	55,639	197,386
Vector, Ltd.	6,952	14,615

		622,418
Norway - 0.79%
Acergy SA	5,996	136,277
Aker Kvaerner ASA	5,105	129,881
Den Norske Bank ASA	20,401	263,672
Det Norske Oljeselskapb ASA *	22,000	46,233
Norsk Hydro ASA	21,575	834,340
Norske Skogindustrier ASA	5,313	76,778
Ocean RIG ASA *	4,825	35,927
Orkla ASA	25,343	481,430
Pan Fish ASA *	81,000	88,202
Petroleum Geo-Services ASA *	5,272	131,670
ProSafe ASA	6,400	102,581
Renewable Energy Corp AS *	5,236	204,261
Schibsted ASA	1,271	58,206
Statoil ASA	19,871	618,462
Stolt-Nielsen SA	1,200	39,995
Storebrand ASA	6,922	108,131
Tandberg ASA	3,539	79,684
Telenor ASA	25,591	502,418
TGS Nopec Geophysical Company ASA *	3,300	67,726
Tomra Systems ASA	4,633	40,626
Yara International ASA	6,212	187,546

		4,234,046

The accompanying notes are an integral part of the financial statements. 82

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Peru - 0.08%
Cia de Minas Buenaventura SA	2,208	$81,489
Credicorp SA	1,190	72,673
Minsur SA	8,627	28,326
Southern Peru Copper Corp.	2,028	190,510
Volcan Compania Minera SA, CMN Series B	9,945	51,334

		424,332
Philippines - 0.09%
Ayala Corp.	3,880	45,692
Ayala Land, Inc.	163,200	61,711
Banco De Oro	8,886	13,344
Bank of the Philippine Islands	33,600	49,732
Filinvest Land, Inc. *	98,991	4,620
First Philippine Holdings Corp.	7,076	13,761
Globe Telecommunications, Inc.	830	24,301
Jollibee Foods Corp.	10,900	12,365
Manila Electric Company	6,089	15,130
Megaworld Corp. *	89,847	7,766
Metropolitan Bank & Trust Company	15,500	23,947
Petron Corp.	37,848	4,416
Philippine Long Distance Telephone Company	1,660	95,052
PNOC Energy Development Corp.	166,351	20,129
San Miguel Corp.	11,600	20,553
SM Investments Corp.	4,340	39,855
SM Prime Holdings, Ltd.	136,250	34,592

		486,966
Poland - 0.31%
Agora SA	1,161	17,565
Bank BPH SA	267	90,564
Bank Pekao SA	2,318	214,573
Bank Zachodni WBK SA	678	70,573
Bioton SA *	37,285	25,427
Boryszew SA *	661	6,987
BRE Bank SA *	275	53,795
Budimex SA *	278	12,473
Computerland SA	207	6,315
Debica SA	150	7,268
Echo Investment SA	788	30,942
Globe Trade Centre SA *	3,741	65,527
Grupa Kety SA	290	23,993
KGHM Polska Miedz SA	3,704	142,919
Mondi Packaging Paper Swiecie SA	417	14,967
Orbis SA	867	25,985
PBG SA *	272	36,904
Polish Oil & Gas Company	36,596	66,597
Polska Grupa Farmaceutyczna SA	331	13,544
Polski Koncern Naftowy Orlen SA	9,898	195,399
Powszechna Kasa Oszczednosci Bank
Polski SA	15,410	303,659
Prokom Software SA	271	14,591
Softbank SA	867	26,451
Telekomunikacja Polska SA	21,603	189,197

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
TVN SA	4,829	$39,172

		1,695,387
Portugal - 0.28%
Banco BPI, SA	8,641	76,869
Banco Comercial dos Acores, SA	61,360	343,436
Banco Espirito Santo SA	5,675	126,440
Brisa Auto Estrada, SA	8,769	117,960
Cimpor-Cimentos De Portugal, SA	6,693	63,250
Electricidade De Portugal, SA	56,926	314,771
Jeronimo Martins, SGPS SA	5,015	29,629
Portugal Telecom, SGPS, SA	22,368	309,360
PT Multimedia.com, SGPS, SA	2,084	33,556
Sonae Industria, SGPS SA, New *	1,620	23,544
Sonae, SGPS, SA	23,914	67,894

		1,506,709
Russia - 1.53%
AFK Sistema, Reg. S, Spons. GDR	3,109	88,296
Comstar United Telesystems, ADR *	5,644	52,207
JSC MMC Norilsk Nickel, ADR	2,351	521,922
Lukoil Oil Company, ADR	14,708	1,120,750
Mechel Steel Group, ADR	974	35,580
Mobile Telesystems, SADR	6,211	376,200
NovaTek OAO, ADR	2,414	125,528
Novolipetsk Steel, ADR	3,836	112,587
OAO Gazprom, ADR	1,840	77,096
OAO Gazprom, SADR	71,355	2,989,774
Polyus Gold Company ZAO, SADR *	2,095	88,828
RAO Unified Energy System, SADR	3,123	423,167
Rostelecom, ADR	2,023	115,311
Sberbank, ADR	2,607	1,016,730
Sibirtelecom, ADR	158	14,068
Surgutneftegaz, ADR	4,433	242,042
Tatneft, ADR	2,024	185,196
UralsvyAzinform, ADR	1,479	18,014
VolgaTelecom, ADR *	1,355	13,929
VTB Bank OJSC, GDR *	25,800	283,284
Vympel Communicatii, SADR	2,884	303,858
Wimm-Bill-Dann Foods OJSC, ADR	591	61,470

		8,265,837
Singapore - 0.81%
Allgreen Properties, Ltd.	20,129	27,495
Ascendas., REIT *	31,395	60,324
Capitacommercial	28,000	53,617
Capitaland, Ltd. *	38,725	205,001
CapitaMall Trust *	29,291	80,784
Chartered Semiconductor Manufacturing, Ltd. *	27,430	24,201
City Developments, Ltd.	15,715	177,681
ComfortDelGro Corp., Ltd.	53,269	75,895
Cosco Corp. Singapore, Ltd.	21,000	51,330
Creative Technology, Ltd.	4	20
DBS Group Holdings, Ltd.	34,316	511,342

The accompanying notes are an integral part of the financial statements. 83

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Fraser and Neave, Ltd.	25,200	$89,759
Haw Par Corp., Ltd.	2,613	13,064
Jardine Cycle and Carriage, Ltd.	4,707	48,297
Keppel Corp., Ltd.	33,810	276,207
Keppel Land, Ltd.	11,124	63,613
Neptune Orient Lines, Ltd.	13,362	46,284
Olam International, Ltd.	17,000	34,220
Oversea-Chinese Banking Corp., Ltd.	76,448	457,159
Parkway Holdings, Ltd.	19,120	49,984
SembCorp Industries, Ltd.	23,415	87,227
SembCorp Marine, Ltd.	13,362	42,791
Singapore Airlines, Ltd.	17,010	208,998
Singapore Exchange, Ltd.	24,601	157,565
Singapore Land, Ltd.	2,591	19,304
Singapore Petroleum Company, Ltd.	3,000	11,274
Singapore Post, Ltd.	35,849	29,755
Singapore Press Holdings, Ltd.	48,059	145,738
Singapore Technologies Engineering, Ltd.	40,202	94,587
Singapore Telecommunications, Ltd.	217,430	483,146
SMRT Corp., Ltd.	17,010	21,900
Suntec Real Estate Investment Trust *	32,191	40,815
United Overseas Bank, Ltd.	34,963	502,703
United Overseas Land, Ltd.	16,568	62,803
Venture Corp., Ltd.	7,534	77,305
Want Want Holdings Company, Ltd.	11,000	25,300
Wing Tai Holdings, Ltd. *	12,772	33,222

		4,390,710
South Africa - 1.17%
African Bank Investments, Ltd.	13,484	57,228
Alexander Forbes, Ltd. *	9,170	22,323
Allan Gray Property Trust	28,755	26,531
Anglo Platinum, Ltd.	1,953	322,684
AngloGold Ashanti, Ltd.	4,435	168,146
Aspen Pharmacare Holdings, Ltd. *	5,681	29,836
Aveng, Ltd.	11,564	81,990
AVI, Ltd.	8,775	24,550
Barloworld, Ltd.	5,846	163,472
Bidvest Group, Ltd. *	7,826	159,964
Ellerine Holdings, Ltd.	2,582	25,545
FirstRand, Ltd.	81,934	262,840
Foschini, Ltd.	6,113	52,939
Gold Fields, Ltd.	18,007	279,626
Grindrod, Ltd.	9,642	30,178
Harmony Gold Mining Company, Ltd. *	10,168	144,719
Hulamin, Ltd. *	107	501
Impala Platinum Holdings, Ltd.	15,865	486,422
Imperial Holdings, Ltd.	5,654	117,013
Investec, Ltd.	4,948	64,124
JD Group, Ltd.	5,346	53,870
Kumba Iron Ore, Ltd.	1,734	45,534
Lewis Group, Ltd.	2,534	22,121

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Liberty Group, Ltd.	3,132	$39,789
Massmart Holdings, Ltd.	5,969	73,119
Metropolitan Holdings, Ltd.	13,720	28,940
Mittal Steel South Africa, Ltd.	5,714	103,331
MTN Group, Ltd.	39,437	539,635
Murray & Roberts Holdings, Ltd.	8,734	79,344
Nampak, Ltd. *	16,109	50,076
Naspers, Ltd.	9,442	243,924
Nedbank Group, Ltd.	6,222	116,580
Network Healthcare Holdings, Ltd. *	37,390	76,585
Pick'n Pay Stores, Ltd.	6,260	31,544
Pretoria Portland Cement Company, Ltd.	395	27,473
Reunert, Ltd.	5,060	54,514
Sanlam, Ltd.	67,154	214,378
Sappi, Ltd.	5,767	105,386
Sasol, Ltd.	17,545	662,451
Shoprite Holdings, Ltd.	12,856	59,581
Spar Group, Ltd.	4,885	36,750
Standard Bank Group, Ltd.	36,240	505,663
Steinhoff International Holdings, Ltd. *	26,278	90,304
Super Group, Ltd.	5,938	12,803
Telkom SA, Ltd. *	8,779	222,310
Tiger Brands, Ltd.	4,907	126,419
Truworths International, Ltd.	13,754	71,259
Woolworths Holdings, Ltd.	22,686	68,911

		6,283,225
South Korea - 2.47%
Amorepacific Corp.	90	71,310
Asiana Airlines	2,689	24,275
Cheil Communications, Inc.	100	30,795
Cheil Industries, Inc.	1,420	68,245
CJ Corp.	570	69,102
Daegu Bank	3,940	69,089
Daelim Industrial Company	810	120,555
Daewoo Engineering & Construction
Company, Ltd.	4,740	135,964
Daewoo International Corp.	1,350	63,858
Daewoo Securities Company, Ltd.	3,570	110,132
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,970	168,134
Daishin Securities Company, Ltd.	1,160	37,543
Daum Communications Corp. *	308	25,638
Dongbu Insurance Company, Ltd.	990	33,220
Dongkuk Steel Mill Company, Ltd.	1,070	34,804
Doosan Heavy Industries and Construction
Company, Ltd.	900	86,313
Doosan Infracore Company, Ltd.	1,630	54,695
GS Engineering & Construction Corp.	1,110	132,765
Hana Financial Group, Inc.	3,590	175,060
Hanjin Heavy Industries & Construction
Company, Ltd.	1,430	101,540
Hanjin Shipping Company, Ltd.	1,680	74,012

The accompanying notes are an integral part of the financial statements. 84

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanmi Pharm Company, Ltd.	168	$25,822
Hanwha Chem Corp.	1,680	41,461
Hanwha Corp.	1,280	74,540
Hite Brewery Company, Ltd.	360	46,761
Honam Petrochemical Corp.	390	38,964
Hyosung Corp.	700	37,506
Hyundai Autonet Company, Ltd.	2,560	21,337
Hyundai Department Store Company, Ltd.	400	47,194
Hyundai Development Company	1,990	141,735
Hyundai Engineering & Construction
Company, Ltd. *	1,380	100,977
Hyundai Heavy Industries	1,250	466,797
Hyundai Marine & Fire
Insurance Company, Ltd.	1,990	35,972
Hyundai Merchant Marine Company, Ltd.	1,130	44,033
Hyundai Mipo Dockyard	380	105,710
Hyundai Mobis	1,720	163,464
Hyundai Motor Company, Ltd.	4,710	372,171
Hyundai Securities Company, Ltd.	3,520	87,824
Hyundai Steel Company	1,460	80,598
Kangwon Land, Inc.	3,350	77,781
KCC Corp.	150	68,193
Kia Motors Corp. *	5,990	93,366
Kookmin Bank, SADR	8,710	764,041
Kookmin Bank	1,500	131,677
Korea Electric Power Corp., ADR	13,226	289,649
Korea Electric Power Corp.	1,060	47,042
Korea Exchange Bank	2,640	39,292
Korea Investment Holdings Company, Ltd.	1,160	79,355
Korea Zinc Company, Ltd.	340	57,780
Korean Air Lines Company, Ltd.	1,139	64,726
Korean Reinsurance Company, Ltd.	2,070	32,377
KT Corp., SADR	7,002	164,267
KT Corp.	690	32,265
KT Freetel Company, Ltd.	2,230	68,794
KT&G Corp.	3,400	239,216
LG Chem, Ltd.	1,410	119,198
LG Electronics, Inc.	2,900	239,823
LG Fashion Corp., Ltd.	636	22,959
LG Household & Health Care, Ltd.	310	44,964
LG International Corp.	843	28,378
LG Petrochemical Company, Ltd.	740	28,876
LG Philips LCD Company, Ltd. *	1,600	71,180
Lotte Chilsung Beverage Company, Ltd.	20	25,740
Lotte Confectionery Company, Ltd.	20	26,628
Lotte Shopping Company, Ltd.	270	105,212
LS Cable, Ltd.	520	36,473
Mirae Asset Securities Company, Ltd.	554	49,952
NCSoft Corp. *	400	38,275
NHN Corp. *	1,144	208,653
Nong Shim Company, Ltd.	90	25,621
Orion Corp.	100	29,875

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Pacific Corp.	140	$25,913
Poongsan Corp.	730	22,204
POSCO	2,270	1,089,728
Pusan Bank	3,930	56,790
S1 Corp.	530	28,598
Samsung Corp.	4,100	201,039
Samsung Electro-Mechanics Company, Ltd.	1,870	102,421
Samsung Electronics Company, Ltd.	3,320	2,034,010
Samsung Engineering Company, Ltd.	1,000	105,645
Samsung Fine Chemicals Company, Ltd.	560	21,761
Samsung Fire & Marine
Insurance Company, Ltd.	1,130	217,719
Samsung Heavy Industries Company, Ltd.	5,340	261,263
Samsung SDI Company, Ltd.	1,070	69,492
Samsung Securities Company, Ltd.	1,660	133,504
Samsung Techwin Company, Ltd.	1,460	76,963
Shinhan Financial Group Company, Ltd., ADR	625	76,556
Shinhan Financial Group Company, Ltd.	8,450	514,034
Shinsegae Company, Ltd.	430	280,197
SK Corp.	2,480	361,054
SK Telecom Company, Ltd., ADR	9,437	258,102
SK Telecom Company, Ltd.	60	13,833
S-Oil Corp.	1,400	107,745
The Hancook Tire Company, Ltd.	3,350	60,194
Tong Yang Investment Bank	2,307	45,698
Woongjin Coway Company, Ltd.	1,150	38,962
Woori Investment & Securities Company, Ltd.	2,910	89,141
Yuhan Corp.	209	39,137

		13,303,246
Spain - 3.06%
Abertis Infraestructuras SA	6,745	210,008
Acciona SA	847	231,654
Acerinox SA	4,702	115,314
ACS Actividades SA	6,252	399,967
Aguas de Barcelona SA *	16	581
Aguas de Barcelona SA-Class A	1,628	59,845
Altadis SA, Series A	7,642	508,315
Antena 3 de Television SA *	2,131	44,483
Banco Bilbao Vizcaya Argentaria SA	104,527	2,571,939
Banco Popular Espanol SA	25,129	469,509
Banco Santander Central Hispano SA	184,022	3,405,917
Cintra Concesiones de Infraestructuras de
Transporte SA	5,273	84,120
Corporacion Mapfre SA	13,850	68,906
Ebro Puleva SA	2,233	48,212
Endesa SA	19,474	1,058,644
Fomento de Construcciones SA	1,443	130,610
Gamesa Corporacion Tecno SA	5,360	195,654
Gas Natural SDG SA	4,637	282,920
Gestevision Telecinco SA	2,959	84,169
Grupo Ferrovial SA	1,834	181,126
Iberdrola SA, GDR	4,788	264,857

The accompanying notes are an integral part of the financial statements. 85

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	20,518	$1,152,014
Iberia Lineas Aereas de Espana SA	12,537	62,713
Indra Sistemas SA	3,134	78,470
Industria de Diseno Textil SA	6,536	386,767
Promotora de Informaciones SA	2,061	45,474
Repsol SA	23,497	929,178
Sacyr Vallehermoso SA	1,943	93,857
Sogecable SA *	947	39,753
Telefonica SA	131,248	2,934,871
Union Fenosa SA	3,091	165,693
Zardoya Otis SA, New Shares *	602	23,684
Zardoya Otis SA	3,431	134,982
Zeltia SA *	4,277	40,360

		16,504,566
Sweden - 1.92%
Alfa Laval AB	2,901	175,812
Assa Abloy AB - Series B	9,099	201,307
Atlas Copco AB, Series A, ADR	19,422	326,170
Atlas Copco AB, Series B, ADR	12,160	191,783
Axfood AB	774	27,466
Billerud Aktibolag AB	1,407	21,369
Boliden AB	8,000	166,770
Castellum AB	4,220	50,996
D. Carnegie & Company AB	2,269	39,845
Electrolux AB - Series B	7,815	186,024
Elekta AB, Series B	2,390	41,533
Eniro AB	5,278	67,249
Ericsson LM, Series B	426,450	1,710,097
Fabege AB, ADR	4,534	49,990
Getinge AB, Series B	4,781	103,506
Hennes & Mauritz AB - B shares	13,682	812,199
Hoganas AB, Series B	753	22,377
Holmen AB, Series B	1,571	66,646
Husqvarna AB, A Shares	2,291	32,620
Husqvarna AB, B Shares	7,638	108,752
Kungsleden AB	3,783	47,372
Lundin Petroleum AB, Series A *	6,071	60,730
Modern Times Group AB, Series B	1,602	103,755
Nobel Biocare AG *	97	6,332
Nobia AB	4,000	49,943
Nordea Bank AB	59,802	938,807
OMX AB	2,025	60,622
Oriflame Cosmetics AB	1,084	51,052
Sandvik AB	27,242	552,975
SAS AB *	2,554	59,116
Scania AB - Series B	10,252	251,518
Securitas AB, B Shares	8,899	141,651
Securitas Direct AB, B Shares *	7,699	20,800
Securitas Systems AB, B Shares	7,699	26,309
Skandinaviska Enskilda Banken AB - Series A	13,267	430,108
Skanska AB, Series B	11,059	238,210

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
SKF AB, B Shares	12,252	$258,539
Ssab Svenskt Stal AB, Series A	4,498	185,562
Ssab Svenskt Stal AB, Series B	1,754	67,109
Svenska Cellulosa AB, ADR	16,076	269,978
Svenska Handelsbanken AB - Series A	14,639	411,523
Swedish Match AB	8,653	167,431
Tele2 AB - Series B	9,008	147,661
Teliasonera AB	58,043	428,049
Trelleborg AB, Series B	2,354	65,143
Volvo AB - Series A *	14,290	294,241
Volvo AB - Series B	31,320	626,606
Wihlborgs Fastigheter AB	640	11,332

		10,374,985
Switzerland - 5.10%
ABB, Ltd.	61,730	1,401,923
Adecco SA	4,055	314,535
Ciba Specialty Chemicals AG	2,005	130,626
Clariant AG *	7,021	114,139
Compagnie Financiere
Richemont AG, Series A	15,920	955,902
Credit Suisse Group AG	32,481	2,317,797
Geberit AG, ADR	1,210	206,593
Givaudan AG	172	170,019
Holcim, Ltd.	6,128	664,814
Kudelski SA	1,029	36,147
Kuehne & Nagel International AG	1,500	138,224
Kuoni Reisen Holding AG, Series B	95	57,120
Logitech International SA *	4,819	128,929
Lonza Group AG	1,092	100,449
Nestle SA	11,919	4,537,418
Nobel Biocare Holding AG, Series BR	726	237,532
Novartis AG	68,985	3,888,543
Phonak Holding AG	1,314	118,079
PSP Swiss Property AG *	1,343	75,263
Rieter Holdings AG	142	74,300
Roche Holdings AG	20,893	3,710,594
Schindler Holding AG	1,488	99,070
Societe Generale de Surveillance Holdings AG	126	149,458
Straumann Holding AG	197	55,361
Sulzer AG	104	134,747
Swatch Group AG - BR shares	994	283,397
Swatch Group AG	1,486	84,370
Swiss Life Holding *	1,036	274,213
Swiss Re	10,745	982,245
Swisscom AG	612	209,358
Syngenta AG *	3,178	621,009
Synthes AG	1,827	219,252
UBS AG	59,474	3,575,922
Unaxis Holding AG *	178	94,664
Zurich Financial Services AG	4,296	1,330,984

		27,492,996

The accompanying notes are an integral part of the financial statements. 86

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 1.77%
Acer Sertek, Inc.	61,000	$124,832
Advanced Semiconductor Engineering, Inc. *	88,000	120,281
Advantech Company, Ltd.	6,000	19,243
Asia Cement Corp.	40,000	52,902
Asia Optical Company, Inc.	4,000	19,365
Asustek Computer, Inc.	69,000	190,519
AU Optronics Corp.	163,000	278,803
BenQ Corp. *	51,000	19,394
Catcher Technology Company, Ltd.	8,000	75,137
Cathay Financial Holdings Company, Ltd.	147,000	352,459
Cathay Real Estate Development
Company, Ltd. *	22,000	12,902
Chang Hwa Commercial Bank, Ltd. *	99,000	62,896
Cheng Shin Rubber Industry Company, Ltd.	15,000	19,243
Cheng Uei Precision Industry Company, Ltd.	6,000	19,426
Chi Mei Optoelectronics Corp.	94,000	111,973
China Airlines *	30,000	13,561
China Development Financial Holdings Corp.	233,000	101,413
China Motor Company, Ltd.	13,000	12,607
China Steel Corp.	224,000	273,671
Chinatrust Finance Holding Company, Ltd.	184,000	143,873
Chunghwa Picture Tubes, Ltd. *	164,000	44,331
Chunghwa Telecom Company, Ltd.	130,000	248,961
CMC Magnetics Corp. *	65,000	22,037
Compal Communications, Inc.	5,000	13,684
Compal Electronics, Inc.	89,000	96,503
Compeq Manufactuing Company, Ltd. *	23,000	10,748
Delta Electronics, Inc. *	38,000	150,305
D-Link Corp.	16,000	38,118
E.Sun Financial Holding Company, Ltd.	79,000	45,846
Epistar Corp. *	9,000	36,973
Eternal Chemical Company, Ltd.	11,000	17,505
EVA Airways Corp.	30,000	12,141
Evergreen Marine Corp.	25,000	16,608
Far Eastern Textile, Ltd.	67,000	68,862
First Financial Holding Company, Ltd.	115,000	82,193
Formosa Chemicals & Fibre Corp.	75,000	173,641
Formosa Petrochemical Corp.	51,000	127,734
Formosa Plastic Corp.	108,000	275,113
Formosa Taffeta Company, Ltd.	18,000	19,792
Foxconn Technology Company, Ltd.	9,000	108,583
Fu Sheng Industrial Company, Ltd. *	15,000	17,043
Fubon Group Company, Ltd.	96,000	87,966
Fuhwa Financial Holdings Company, Ltd. *	150,130	85,520
Gigabyte Technology Company, Ltd.	14,000	10,498
HannStar Display Corp. *	118,000	29,302
High Tech Computer Corp.	8,000	143,433
Hon Hai Precision Industry Company, Ltd.	109,520	950,021
Hua Nan Financial Holdings Company, Ltd.	88,000	61,955
InnoLux Display Corp. *	42,000	174,465
Inotera Memories, Inc.	73,000	92,644
Inventec Appliances Corp.	5,000	10,706

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Inventec Company, Ltd.	34,000	$25,858
Kinpo Electronics, Inc.	25,000	10,270
Largan Precision Company, Ltd.	3,000	42,242
Lite-On Technology Corp.	65,000	84,079
Macronix International Company, Ltd. *	67,000	31,822
MediaTek, Inc.	21,000	328,406
Mega Financial Holding Company, Ltd.	228,000	154,948
Micro-Star International Company, Ltd.	17,000	12,721
Mitac International	23,000	29,294
Mosel Vitelic, Inc.	23,000	30,418
Nan Ya Plastics Corp.	134,000	296,323
Nan Ya Printed Circuit Board Corp.	5,000	30,620
Nanya Technology Corp.	53,000	48,483
Novatek Microelectronics Corp., Ltd.	11,000	57,789
Oriental Union Chemical Corp.	12,000	10,263
Phoenix Precision Technology Corp.	14,000	18,302
Polaris Securities Company, Ltd. *	50,560	26,330
Pou Chen Corp.	51,000	57,558
Powerchip Semiconductor Corp.	162,000	98,961
Powertech Technology, Inc.	9,000	37,660
President Chain Store Corp.	11,000	31,448
ProMOS Technologies, Inc.	146,000	61,539
Quanta Computer, Inc.	47,000	73,500
Realtek Semiconductor Corp.	10,000	49,786
Ritek Corp. *	53,000	15,832
Shin Kong Financial Holding Company, Ltd.	75,000	87,622
Siliconware Precision Industries Company	62,000	132,181
SinoPac Holdings Company, Ltd.	138,000	66,176
Synnex Technology International Corp.	17,000	25,754
Taishin Financial Holdings Company, Ltd. *	119,000	65,970
Taiwan Cellular Corp.	68,000	83,598
Taiwan Cement Corp.	74,000	86,115
Taiwan Fertilizer Company, Ltd.	17,000	35,828
Taiwan Glass Industrial Corp.	16,000	15,394
Taiwan Secom Company, Ltd.	6,000	10,263
Taiwan Semiconductor
Manufacturing Company, Ltd.	539,684	1,168,711
Tatung Company, Ltd. *	96,000	43,103
Teco Electric & Machinery Company, Ltd.	40,000	22,847
Tripod Technology Corp. *	8,000	40,929
U-Ming Marine Transport Corp.	10,000	19,609
Unimicron Technology Corp.	20,000	30,788
Uni-President Enterprises Corp.	65,000	65,318
United Microelectronics Corp.	463,000	280,713
Via Technologies, Inc. *	23,000	24,412
Walsin Lihwa Corp. *	74,000	43,848
Wan Hai Lines, Ltd.	25,000	20,121
Waterland Financial Holdings	36,000	11,655
Winbond Electronics Corp. *	81,000	30,678
Wintek Corp.	21,000	22,770
Wistron Corp. *	25,000	46,885
Ya Hsin Industrial Company, Ltd.	22,000	4,005

The accompanying notes are an integral part of the financial statements. 87

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Yageo Corp. *	56,000	$26,940
Yang Ming Marine Transport Corp.	28,000	21,808
Yieh Phui Enterprise	23,000	10,467
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	28,000	12,272
Yulon Motor Company, Ltd.	17,000	21,029
Zyxel Communications Corp.	9,000	16,659

		9,556,651
Thailand - 0.18%
Advanced Info Service PCL	24,700	61,884
Airports of Thailand PCL	12,200	20,849
Aromatics Thailand PCL	6,800	12,999
Bangkok Bank PCL, Foreign Shares	23,100	81,628
Bangkok Bank PCL	9,700	34,277
Bangkok Expressway PCL	7,000	4,785
Banpu PCL, Reg.	4,100	32,064
BEC World PCL	25,900	17,254
C.P. Seven Eleven PCL	45,095	12,866
Charoen Pokphand Foods PCL	66,100	9,956
Electricity Generating PCL	3,900	13,555
Hana Microelectronics PCL	16,000	13,092
IRPC PCL	214,900	37,658
Kasikornbank PCL - Foreign Shares	32,500	72,013
Kasikornbank PCL	10,100	22,379
Krung Thai Bank PCL	79,500	26,941
Land & Houses PCL, Foreign Shares	58,600	12,730
Land & Houses PCL	42,600	9,254
National Finance PCL	13,200	5,544
Precious Shipping PCL	12,200	9,364
PTT Chemical PCL	7,797	20,325
PTT Exploration & Production PCL	28,300	88,527
PTT, PCL, Foreign Shares	20,600	161,101
Ratchaburi Electricity Generating Holding PCL	8,400	11,253
Siam Cement PCL, Foreign Shares	8,400	65,205
Siam Cement PCL	3,700	28,721
Siam City Cement PCL	1,800	13,764
Siam Commercial Bank PCL	22,500	47,574
Siam Makro PCL	1,700	4,358
Thai Airways International PCL	14,500	18,164
True Corp. PCL *	48,000	10,497

		980,581
Turkey - 0.23%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	1,139	7,396
Akbank AS	27,982	156,037
Akcansa Cimento AS	1,278	7,859
Aksigorta AS	3,270	19,733
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,508	60,477
Arcelik AS	2,672	23,064
Aygaz AS	2,557	10,743
Cimsa Cimento Sanayi ve Ticaret AS	892	6,132

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Dogan Sirketler Grubu Holdings AS *	14,027	$28,288
Dogan Yayin Holding AS *	5,690	23,036
Eregli Demir ve Celik Fabrikalari TAS	9,020	55,122
Ford Otomotiv Sanayi AS	1,875	17,617
HACI Omer Sabanci Holdings, AS	12,023	60,156
Hurriyet Gazetecilik AS *	5,011	13,933
Is Gayrimenkul Yatirim Ortakligi AS *	5,410	8,802
KOC Holdings AS *	9,326	37,403
Migros Turk TAS	2,603	43,745
Petkim Petrokimya Holding AS *	2,188	14,959
Tofas Turk Otomobil Fabrik AS	3,340	16,201
Trakya Cam Sanayi AS	2,662	9,639
Tupras Turkiye Petrol Rafine AS	3,287	79,093
Turk Hava Yollari AS *	937	6,907
Turk Sise ve Cam Fabrikalari AS	3,960	16,335
Turkcell Iletisim Hizmetleri AS	14,688	99,296
Turkiye Garanti Bankasi AS	25,249	141,762
Turkiye Is Bankasi AS	25,776	121,093
Turkiye Vakiflar Bankasi Tao	29,858	77,091
Ulker Gida Sanayi ve Ticaret AS	1,884	8,203
Vestel Elektronik Sanayi ve Tracaret AS *	2,061	4,943
Yapi ve Kredi Bankasi AS *	17,466	38,959

		1,214,024
United Kingdom - 17.42%
3i Group PLC	14,230	332,562
Aegis Group PLC	19,444	53,633
Aggreko PLC	7,664	88,326
AMEC PLC	10,983	129,881
Amvescap PLC	21,658	280,885
Anglo American PLC	43,718	2,582,780
ARM Holdings PLC	45,887	134,856
Arriva PLC	5,685	78,690
AstraZeneca Group PLC	44,899	2,416,569
Astro All Asia Networks PLC, GDR	12,500	16,220
Aviva PLC	76,759	1,144,859
BAE Systems PLC	96,922	787,443
Barclays PLC	192,474	2,687,343
Barratt Developments PLC	9,112	181,512
BBA Aviation PLC	11,824	64,695
Bellway PLC	3,236	81,794
Berkeley Group Holdings PLC *	2,430	86,818
BG Group PLC	99,758	1,643,982
BHP Billiton PLC	69,756	1,945,083
BICC PLC	13,753	122,220
Biffa PLC	9,468	51,567
Bovis Homes Group PLC	2,679	47,992
BP PLC	570,897	6,905,846
Britannic Group PLC	18,873	237,005
British Airways PLC *	17,780	149,269
British American Tobacco PLC	45,229	1,540,623
British Energy Group PLC	30,330	329,163

The accompanying notes are an integral part of the financial statements. 88

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
British Land Company PLC	15,160	$407,517
British Sky Broadcasting Group PLC	34,661	445,003
Brixton PLC	7,322	64,408
BT Group PLC	242,461	1,617,243
Bunzl PLC	9,858	137,540
Burberry Group PLC	11,807	162,719
Cadbury Schweppes PLC	61,182	834,592
Capita Group PLC	18,956	276,074
Carnival PLC	5,054	241,805
Carphone Warehouse	11,366	75,300
Cattles PLC	9,836	77,348
Centrica PLC	110,037	857,574
Charter PLC *	4,751	105,315
Close Brothers Group PLC	2,918	50,400
Cobham PLC	32,858	134,137
Compass Group PLC	58,193	403,622
Cookson Group PLC	5,854	83,261
CSR PLC *	2,427	38,146
Daily Mail and General Trust PLC	8,321	127,780
Davis Service Group PLC	5,279	65,922
De La Rue PLC	5,070	79,230
Diageo PLC	79,195	1,647,473
Dixons Group PLC	55,960	178,154
Electrocomponents PLC	12,926	68,715
EMAP PLC	6,007	99,174
EMI Group PLC	22,404	120,449
Enterprise Inns PLC	17,869	246,980
First Choice Holidays PLC	14,401	92,156
FirstGroup PLC	12,646	169,462
FKI PLC	21,176	53,737
Friends Provident Ethical Investment
Trust PLC	46,214	166,132
Galiform PLC *	18,547	50,693
George Wimpey PLC	12,686	128,007
GKN PLC	22,652	180,969
GlaxoSmithKline PLC	169,483	4,436,888
Great Portland Estates PLC	5,069	67,367
Group 4 Securicor PLC	33,367	141,569
Hammerson PLC	8,779	252,543
Hanson PLC	21,725	469,808
Hays PLC	46,107	158,394
HBOS PLC	110,335	2,181,282
Home Retail Group	24,594	226,456
HSBC Holdings PLC	341,624	6,270,631
ICAP PLC	15,278	151,403
IMI PLC	11,033	131,801
Imperial Chemical Industries PLC	35,336	440,910
Imperial Tobacco Group PLC	19,680	910,782
Inchcape PLC	13,455	135,227
Intercontinental Hotels Group PLC	8,732	217,909
International Power PLC	43,772	377,139
Intertek Group PLC	5,326	105,133

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Invensys PLC *	23,699	$182,084
Investec PLC	10,649	137,360
ITV PLC	106,881	244,855
J Sainsbury PLC	45,018	527,852
Johnson Matthey PLC	5,978	202,907
Kelda Group PLC	7,781	147,116
Kesa Electricals PLC	15,212	96,049
Kingfisher PLC	66,609	302,652
Ladbrokes PLC	20,106	174,645
Land Securities Group PLC	13,641	476,964
Legal & General Group PLC	197,087	593,445
Liberty International PLC	7,346	168,732
Lloyds TSB Group PLC	165,101	1,841,477
Logicacmg PLC	41,317	125,776
London Stock Exchange Group PLC	5,125	139,308
Man Group PLC	51,528	629,510
Marks & Spencer Group PLC	49,154	619,242
Meggitt PLC	17,825	110,134
Michael Page International PLC	9,614	101,349
Misys PLC	17,374	81,731
National Express Group PLC	4,498	96,458
National Grid PLC, ADR	79,057	1,170,411
Next Group PLC	6,711	270,464
Old Mutual PLC	151,076	511,879
Pearson PLC	23,570	398,592
Persimmon PLC	8,103	188,233
Premier Farnell PLC	7,074	28,382
Provident Financial PLC	7,595	107,033
Prudential PLC	73,276	1,049,547
Punch Taverns PLC	7,917	195,347
Rank Group PLC	13,037	48,710
Reckitt Benckiser PLC	18,394	1,009,196
Reed Elsevier PLC	36,717	476,187
Rentokil Initial PLC	56,546	182,062
Reuters Group PLC	38,142	473,626
Rexam PLC	18,218	182,274
Rio Tinto PLC	29,759	2,284,644
Rolls-Royce Group PLC *	53,681	579,893
Royal Bank of Scotland Group PLC	286,934	3,643,575
Royal Dutch Shell PLC, A Shares	108,463	4,425,623
Royal Dutch Shell PLC, B Shares	81,233	3,394,404
SAB Miller PLC	27,154	689,619
Schroders PLC	4,162	106,953
Scottish & Newcastle PLC	22,315	286,720
Scottish & Southern Energy PLC	25,883	752,358
Segro PLC	14,184	177,836
Serco Group PLC	13,241	119,862
Severn Trent PLC	6,312	175,118
Signet Group PLC	54,625	113,964
Smith & Nephew PLC	27,399	340,226
Smiths Group PLC	11,063	262,986
SSL International PLC	6,081	53,278

The accompanying notes are an integral part of the financial statements. 89

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Stagecoach Group PLC	17,095	$62,671
Standard Life PLC	64,839	429,558
Tate & Lyle PLC	13,424	152,823
Taylor Woodrow PLC	15,296	110,695
Tesco PLC	233,572	1,960,912
The Sage Group PLC	34,456	162,088
Tomkins PLC	27,175	141,737
Travis Perkins PLC	3,215	122,540
Trinity Mirror PLC	9,801	104,008
Tullett Prebon PLC	6,531	58,629
Unilever PLC	38,384	1,243,554
United Business Media PLC	6,257	99,787
United Utilities PLC	25,263	359,566
Vodafone Group PLC	1,557,187	5,241,729
Whitbread PLC	5,742	203,767
William Hill PLC	11,292	139,312
Wolseley PLC	19,924	480,422
WPP Group PLC	33,796	507,457
Xstrata PLC	18,400	1,102,541
Yell Group PLC	24,052	223,033

		93,889,372
United States - 0.00%
Southern Copper Corp.	154	14,516

TOTAL COMMON STOCKS (Cost $381,231,337)		$521,540,190

PREFERRED STOCKS - 1.10%
Brazil - 0.82%
Aracruz Celulose SA	8,100	54,025
Banco Bradesco SA	18,600	450,191
Banco Itau Holding Financeira SA	15,522	691,260
Brasil Telecom Participacoes SA	4,700	57,512
Braskem SA, A Shares	1,300	11,619
Centrais Eletricas Brasileiras SA *	2,000,000	59,023
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	800,000	31,070
Cia de Bebidas das Americas, ADR	2,891	202,370
Cia de Bebidas das Americas	300,000	210,927
Cia de Gas de Sao Paulo, A Shares	60,000	13,949
Cia de Gas de Sao Paulo	996	160
Cia de Tecidos do Norte de Minas - Coteminas	80,000	12,635
Cia Energetica de Minas Gerais	4,500	95,635
Cia Energetica de Sao Paulo *	4,497,281	82,093
Cia Paranaense de Energia	2,900,000	50,008
Cia Vale do Rio Doce	18,450	692,580
Duratex SA *	1,900	54,606
Eletropaulo Metropolitana de Sao Paulo SA	651,566	42,814
Gerdau SA	5,250	134,574
Gol Linhas Aereas Inteligentes SA	1,400	46,261
Klabin SA, ADR	16,000	56,341
Lojas Americanas SA	800,000	63,798
NET Servicos de Comunicacao SA *	3,319	54,999

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Petroleo Brasileiro SA	27,400	$732,710
Sadia SA, ADR *	12,000	55,802
Tam SA	1,816	60,373
Tele Norte Leste Participacoes SA	5,000	95,671
Telemig Celular Participacoes SA	5,162,220	13,019
Telesp Celular Participacoes SA	12,700	63,332
Tim Participacoes SA	16,751,233	57,859
Usinas Siderurgicas de Minas Gerais SA	2,300	131,013
Votorantim Celulose e Papel SA *	2,000	45,259

		4,423,488
Germany - 0.16%
Porsche AG	255	455,756
RWE AG	1,069	107,106
Volkswagen AG	3,082	321,462

		884,324
Italy - 0.02%
Unipol SpA	27,652	95,049

Russia - 0.03%
Surgutneftegaz SADR	2,141	141,306

South Korea - 0.07%
Hyundai Motor Company	1,000	47,897
LG Electronics, Inc.	470	21,622
Samsung Electronics Company, Ltd.	610	285,571

		355,090

TOTAL PREFERRED STOCKS (Cost $3,688,297)		$5,899,257

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 10/07/2009, strike
price IDR 400.00) *	33,314	940

TOTAL WARRANTS (Cost $316)		$940

RIGHTS - 0.00%
Australia - 0.00%
Westfield Group (Expiration Date 07/06/2007,
strike price AUD 19.5) *	4,059	1,585

Belgium - 0.00%
Groupe Bruxelles Lambert SA (Expiration
Date 07/04/2007, strike price EUR 84.00) *	2,172	2,026

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, strike price JPY 1.00) *	6,534	3,479

TOTAL RIGHTS (Cost $0)		$7,090

SHORT TERM INVESTMENTS - 11.82%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$4,787,580	$4,787,442
Federated Prime Obligations Fund	1,015,157	1,015,157

The accompanying notes are an integral part of the financial statements. 90

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash Investment Trust (c)	$57,899,627	$57,899,627

TOTAL SHORT TERM INVESTMENTS
(Cost $63,702,226)		$63,702,226

Total Investments (International Equity Index Trust B)
(Cost $448,622,176) - 109.70%		$591,149,703
Liabilities in Excess of Other Assets - (9.70)%		(52,261,668

TOTAL NET ASSETS - 100.00%		$538,888,035

The portfolio had the following five top industry concentrations as of June 30, 2007 (as a percentage of total net assets):

Banking	13.58%
Telecommunications Equipment & Services	6.19%
International Oil	5.33%
Insurance	5.21%
Financial Services	4.57%

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.72%
Advertising - 0.24%
ValueClick, Inc. *	84,617	$2,492,817
Aerospace - 0.33%
Alliant Techsystems, Inc. *	27,950	2,771,243
Sequa Corp., Class A *	5,890	659,680

		3,430,923
Air Travel - 0.34%
Airtran Holdings, Inc. *	77,556	846,912
Alaska Air Group, Inc. *	34,278	954,985
JetBlue Airways Corp. * (a)	151,351	1,778,374

		3,580,271
Apparel & Textiles - 1.03%
Hanesbrands, Inc. *	81,728	2,209,108
Mohawk Industries, Inc. * (a)	45,631	4,599,149
Phillips-Van Heusen Corp.	47,072	2,851,151
Timberland Company, Class A *	42,596	1,072,993

		10,732,401
Auto Parts - 1.44%
ArvinMeritor, Inc.	60,522	1,343,588
BorgWarner, Inc.	49,141	4,228,092
Federal Signal Corp.	40,401	640,760
Gentex Corp.	120,970	2,381,899
Lear Corp. *	64,987	2,314,187
Modine Manufacturing Company	27,844	629,274
O'Reilly Automotive, Inc. *	96,739	3,535,811

		15,073,611

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Services - 0.41%
Avis Budget Group, Inc. *	85,844	$2,440,545
Copart, Inc. *	60,350	1,846,106

		4,286,651
Banking - 3.54%
Associated Banc-Corp.	108,101	3,534,903
Astoria Financial Corp.	70,947	1,776,513
Bank of Hawaii Corp.	42,012	2,169,500
Cathay General Bancorp, Inc.	43,381	1,454,999
City National Corp.	34,728	2,642,453
Colonial Bancgroup, Inc.	129,705	3,238,734
Cullen Frost Bankers, Inc.	50,867	2,719,858
First Niagara Financial Group, Inc.	93,869	1,229,684
FirstMerit Corp.	68,206	1,427,552
Greater Bay Bancorp	43,328	1,206,251
New York Community Bancorp, Inc.	233,780	3,978,936
SVB Financial Group *	29,249	1,553,414
TCF Financial Corp.	95,090	2,643,502
Washington Federal, Inc.	74,028	1,799,621
Webster Financial Corp.	47,863	2,042,314
Westamerica Bancorp (a)	25,474	1,126,970
Wilmington Trust Corp.	58,252	2,418,040

		36,963,244
Biotechnology - 1.59%
Affymetrix, Inc. *	58,156	1,447,503
Cephalon, Inc. *	56,119	4,511,406
Charles River Laboratories International, Inc. *	57,050	2,944,921
Invitrogen Corp. *	39,629	2,922,639
Millennium Pharmaceuticals, Inc. *	272,196	2,877,112
Techne Corp. *	33,414	1,911,615

		16,615,196
Broadcasting - 0.25%
Belo Corp., Class A	74,538	1,534,737
Entercom Communications Corp. (a)	23,662	588,947
Westwood One, Inc.	60,013	431,494

		2,555,178
Building Materials & Construction - 0.86%
Dycom Industries, Inc. *	34,464	1,033,231
Granite Construction, Inc.	28,793	1,847,935
KBR, Inc. *	142,102	3,727,335
RPM International, Inc.	102,474	2,368,174

		8,976,675
Business Services - 6.03%
Acxiom Corp.	58,442	1,545,791
Alliance Data Systems Corp. *	55,986	4,326,598
Brinks Company	41,113	2,544,484
Cadence Design Systems, Inc. *	235,935	5,181,133
Catalina Marketing Corp.	31,085	979,177
Ceridian Corp. *	121,550	4,254,250
ChoicePoint, Inc. *	64,459	2,736,284
Corporate Executive Board Company	32,376	2,101,526

The accompanying notes are an integral part of the financial statements. 91

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
CSG Systems International, Inc. *	36,774	$974,879
Deluxe Corp.	43,734	1,776,038
DST Systems, Inc. *	45,896	3,635,422
Dun & Bradstreet Corp.	50,354	5,185,455
Fair Isaac Corp.	48,623	1,950,755
Gartner Group, Inc., Class A *	44,112	1,084,714
Global Payments, Inc.	58,028	2,300,810
Harte-Hanks, Inc.	40,025	1,027,842
Jacobs Engineering Group, Inc. *	100,273	5,766,700
Kelly Services, Inc., Class A	18,318	503,012
Korn/Ferry International *	40,928	1,074,769
Manpower, Inc.	71,652	6,609,180
MPS Group, Inc. *	86,910	1,161,987
Navigant Consulting Company * (a)	36,618	679,630
Rollins, Inc.	25,032	569,979
Sotheby's	48,733	2,242,693
SRA International, Inc., Class A *	35,250	890,415
The BISYS Group, Inc. *	102,783	1,215,923
Wind River Systems, Inc. *	63,717	700,887

		63,020,333
Cellular Communications - 0.63%
RF Micro Devices, Inc. * (a)	163,556	1,020,589
Telephone & Data Systems, Inc.	88,235	5,520,864

		6,541,453
Chemicals - 3.33%
Airgas, Inc.	66,590	3,189,661
Albemarle Corp.	67,406	2,597,153
Cabot Corp.	54,582	2,602,470
Chemtura Corp.	204,472	2,271,684
Cytec Industries, Inc.	35,731	2,278,566
Ferro Corp.	36,569	911,665
FMC Corp.	32,456	2,901,242
Lubrizol Corp.	58,651	3,785,922
Lyondell Chemical Company	182,208	6,763,561
Minerals Technologies, Inc.	16,179	1,083,184
Olin Corp.	62,505	1,312,605
Sensient Technologies Corp.	39,846	1,011,690
The Scotts Company, Class A	37,180	1,596,509
Valspar Corp.	84,998	2,414,793

		34,720,705
Coal - 0.40%
Arch Coal, Inc.	120,889	4,206,937

Colleges & Universities - 0.68%
Career Education Corp. *	80,539	2,719,802
Corinthian Colleges, Inc. *	73,444	1,196,403
ITT Educational Services, Inc. *	27,163	3,188,393

		7,104,598
Computers & Business Equipment - 2.37%
3Com Corp. *	337,987	1,395,886
Avocent Corp. *	42,772	1,240,816

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
CDW Corp. *	51,674	$4,390,740
Diebold, Inc.	55,696	2,907,331
Ingram Micro, Inc., Class A *	121,240	2,632,120
Jack Henry & Associates, Inc.	65,365	1,683,149
National Instruments Corp.	48,361	1,575,118
Palm, Inc. * (a)	87,687	1,403,869
Parametric Technology Corp. *	97,361	2,103,971
Tech Data Corp. *	46,623	1,793,121
Western Digital Corp. *	188,093	3,639,599

		24,765,720
Construction & Mining Equipment - 0.51%
Joy Global, Inc.	92,067	5,370,268

Construction Materials - 0.99%
Florida Rock Industries, Inc.	41,927	2,830,072
Louisiana-Pacific Corp.	88,429	1,673,077
Martin Marietta Materials, Inc.	36,128	5,853,459

		10,356,608
Containers & Glass - 0.52%
Packaging Corp. of America	69,578	1,761,019
Sonoco Products Company	84,767	3,628,875

		5,389,894
Cosmetics & Toiletries - 0.16%
Alberto-Culver Company	68,999	1,636,656

Crude Petroleum & Natural Gas - 4.02%
Cimarex Energy Company	70,598	2,782,267
Forest Oil Corp. * (a)	64,198	2,713,008
Newfield Exploration Company *	110,182	5,018,790
Noble Energy, Inc.	144,831	9,036,006
Patterson-UTI Energy, Inc.	132,838	3,481,684
Pioneer Natural Resources Company	104,637	5,096,868
Plains Exploration & Production Company *	60,776	2,905,701
Pogo Producing Company (a)	49,571	2,517,711
Quicksilver Resources, Inc. * (a)	47,042	2,097,132
Southwestern Energy Company *	142,634	6,347,213

		41,996,380
Domestic Oil - 0.88%
Denbury Resources, Inc. *	102,643	3,849,112
Encore Aquisition Company *	45,022	1,251,612
Frontier Oil Corp.	93,402	4,088,206

		9,188,930
Drugs & Health Care - 0.12%
Perrigo Company	64,357	1,260,110

Educational Services - 0.58%
DeVry, Inc.	50,515	1,718,520
Laureate Education, Inc. *	43,601	2,688,438
Strayer Education, Inc.	12,116	1,595,798

		6,002,756

The accompanying notes are an integral part of the financial statements. 92

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.74%
AMETEK, Inc.	90,471	$3,589,889
Hubbell, Inc., Class B	50,555	2,741,092
Varian, Inc. *	25,902	1,420,207

		7,751,188
Electrical Utilities - 4.18%
Alliant Energy Corp.	98,523	3,827,619
Black Hills Corp.	31,929	1,269,178
DPL, Inc.	95,788	2,714,632
Great Plains Energy, Inc.	72,835	2,120,955
Hawaiian Electric Industries, Inc.	68,956	1,633,568
IDACORP, Inc.	36,987	1,185,063
Northeast Utilities	130,780	3,708,921
NSTAR	90,536	2,937,893
OGE Energy Corp.	77,768	2,850,197
Pepco Holdings, Inc.	163,137	4,600,463
PNM Resources, Inc.	65,004	1,806,461
Puget Energy, Inc.	98,940	2,392,369
Quanta Services, Inc. * (a)	101,305	3,107,024
Sierra Pacific Resources *	187,544	3,293,273
Westar Energy, Inc.	74,164	1,800,702
Wisconsin Energy Corp.	99,133	4,384,653

		43,632,971
Electronics - 3.01%
Amphenol Corp., Class A	151,660	5,406,679
Arrow Electronics, Inc. *	104,178	4,003,561
Avnet, Inc. *	110,227	4,369,398
DRS Technologies, Inc.	34,350	1,967,224
Imation Corp.	29,825	1,099,349
Kemet Corp. *	70,977	500,388
Mentor Graphics Corp. *	72,377	953,205
Synopsys, Inc. *	121,520	3,211,774
Teleflex, Inc.	33,220	2,716,732
Thomas & Betts Corp. *	42,901	2,488,258
Vishay Intertechnology, Inc. *	156,728	2,479,437
Zebra Technologies Corp., Class A *	58,437	2,263,849

		31,459,854
Energy - 1.31%
Energy East Corp.	133,956	3,494,912
Hanover Compressor Company *	87,525	2,087,471
MDU Resources Group, Inc.	154,131	4,321,833
SCANA Corp.	98,891	3,786,537

		13,690,753
Financial Services - 4.57%
A.G. Edwards, Inc.	63,803	5,394,544
AmeriCredit Corp. *	99,953	2,653,752
Broadridge Financial Solutions, Inc.	118,004	2,256,236
Eaton Vance Corp.	106,583	4,708,837
Fidelity National Financial, Inc., Class A	187,797	4,450,789
GATX Corp.	43,302	2,132,623
IndyMac Bancorp, Inc. (a)	61,310	1,788,413
Investors Financial Services Corp.	56,820	3,504,089

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Jefferies Group, Inc.	90,374	$2,438,291
Leucadia National Corp.	137,690	4,853,573
MoneyGram International, Inc.	70,730	1,976,904
Nuveen Investments, Inc., Class A	67,341	4,185,243
Raymond James Financial, Inc.	78,732	2,432,819
SEI Investments Company	107,536	3,122,845
Waddell & Reed Financial, Inc., Class A	71,130	1,850,091

		47,749,049
Food & Beverages - 1.20%
Hansen Natural Corp. *	51,147	2,198,298
Hormel Foods Corp.	61,848	2,310,023
J.M. Smucker Company	47,993	3,055,234
PepsiAmericas, Inc.	51,089	1,254,746
Smithfield Foods, Inc. *	100,935	3,107,789
Tootsie Roll Industries, Inc. (a)	22,994	637,164

		12,563,254
Forest Products - 0.28%
Rayonier, Inc.	65,628	2,962,448

Furniture & Fixtures - 0.06%
Furniture Brands International, Inc. (a)	40,983	581,959

Gas & Pipeline Utilities - 1.92%
AGL Resources, Inc.	65,942	2,669,332
Aquila, Inc. *	317,601	1,298,988
Equitable Resources, Inc.	103,083	5,108,793
National Fuel Gas Company	70,758	3,064,529
ONEOK, Inc.	94,121	4,744,640
Vectren Corp.	64,845	1,746,276
WGL Holdings, Inc.	41,725	1,361,904

		19,994,462
Healthcare Products - 3.62%
Advanced Medical Optics, Inc. * (a)	50,809	1,772,218
Beckman Coulter, Inc.	52,499	3,395,635
Cytyc Corp. *	97,674	4,210,726
DENTSPLY International, Inc.	128,763	4,926,472
Edwards Lifesciences Corp. *	48,851	2,410,308
Gen-Probe, Inc. *	44,455	2,685,971
Henry Schein, Inc. *	75,301	4,023,333
Hillenbrand Industries, Inc.	52,282	3,398,330
Intuitive Surgical, Inc. *	31,761	4,407,474
ResMed, Inc. *	65,981	2,722,376
STERIS Corp.	54,988	1,682,633
Ventana Medical Systems, Inc. *	28,109	2,171,983

		37,807,459
Healthcare Services - 2.34%
Apria Healthcare Group, Inc. *	36,996	1,064,375
Cerner Corp. *	55,499	3,078,530
Covance, Inc. *	53,871	3,693,396
Health Net, Inc. *	95,150	5,023,920
Kindred Healthcare, Inc. *	26,770	822,374
Lincare Holdings, Inc. *	71,067	2,832,020

The accompanying notes are an integral part of the financial statements. 93

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Omnicare, Inc. (a)	103,021	$3,714,937
Psychiatric Solutions, Inc. *	46,021	1,668,721
WellCare Health Plans, Inc. *	28,396	2,570,122

		24,468,395
Homebuilders - 0.91%
Beazer Homes USA, Inc. (a)	33,190	818,797
Hovnanian Enterprises, Inc., Class A * (a)	30,997	512,380
M.D.C. Holdings, Inc.	29,842	1,443,159
NVR, Inc. *	4,040	2,746,190
Ryland Group, Inc.	35,642	1,331,942
Toll Brothers, Inc. *	107,649	2,689,072

		9,541,540
Hotels & Restaurants - 1.04%
Applebee's International, Inc.	63,279	1,525,024
Bob Evans Farms, Inc.	30,331	1,117,697
Boyd Gaming Corp.	36,284	1,784,810
Brinker International, Inc.	96,195	2,815,628
CBRL Group, Inc.	20,733	880,738
Ruby Tuesday, Inc.	46,032	1,212,023
The Cheesecake Factory, Inc. *	60,999	1,495,695

		10,831,615
Household Products - 0.91%
Blyth, Inc.	21,321	566,712
Church & Dwight, Inc.	55,767	2,702,469
Energizer Holdings, Inc. *	47,846	4,765,461
Tupperware Brands Corp.	52,101	1,497,383

		9,532,025
Industrial Machinery - 3.39%
AGCO Corp. *	77,545	3,366,229
Cameron International Corp. *	93,360	6,672,439
Crane Company	42,563	1,934,488
Donaldson Company, Inc.	58,488	2,079,249
Flowserve Corp.	48,358	3,462,433
FMC Technologies, Inc. *	55,042	4,360,427
Graco, Inc.	56,386	2,271,228
Grant Prideco, Inc. *	108,033	5,815,416
Kennametal, Inc.	32,942	2,702,232
Lincoln Electric Holdings, Inc.	36,148	2,683,628

		35,347,769
Industrials - 0.78%
Fastenal Company (a)	106,311	4,450,178
Harsco Corp.	71,334	3,709,368

		8,159,546
Insurance - 4.86%
American Financial Group, Inc.	59,790	2,041,828
Arthur J. Gallagher & Company (a)	83,370	2,324,356
Brown & Brown, Inc.	97,590	2,453,413
Commerce Group, Inc.	40,643	1,411,125
Everest Re Group, Ltd.	53,554	5,818,107
First American Corp.	81,902	4,054,149

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	43,638	$2,129,098
HCC Insurance Holdings, Inc.	95,021	3,174,652
Horace Mann Educators Corp.	36,613	777,660
Mercury General Corp.	30,129	1,660,409
Ohio Casualty Corp.	50,775	2,199,065
Old Republic International Corp.	195,952	4,165,940
PMI Group, Inc.	73,651	3,289,990
Protective Life Corp.	59,279	2,834,129
Radian Group, Inc.	68,018	3,672,972
Stancorp Financial Group, Inc.	45,409	2,383,064
Unitrin, Inc.	33,733	1,658,989
W.R. Berkley Corp.	144,799	4,711,759

		50,760,705
Internet Retail - 0.10%
Netflix, Inc. * (a)	51,251	993,757
Internet Software - 1.16%
CheckFree Corp. *	74,539	2,996,468
Digital River, Inc. *	34,294	1,551,803
F5 Networks, Inc. *	35,385	2,852,031
McAfee, Inc. *	135,220	4,759,744

		12,160,046
Leisure Time - 0.43%
Callaway Golf Company (a)	51,989	925,924
International Speedway Corp., Class A	30,197	1,591,684
Scientific Games Corp., Class A * (a)	57,260	2,001,237

		4,518,845
Life Sciences - 0.32%
Pharmaceutical Product Development, Inc.	88,138	3,373,041
Manufacturing - 1.97%
Carlisle Companies, Inc.	52,615	2,447,124
Lancaster Colony Corp.	19,823	830,385
Mine Safety Appliances Company	25,275	1,106,034
Nordson Corp.	28,547	1,431,918
Pentair, Inc.	84,586	3,262,482
Roper Industries, Inc.	74,830	4,272,793
SPX Corp.	48,250	4,236,832
Trinity Industries, Inc.	68,065	2,963,550

		20,551,118
Medical-Hospitals - 1.63%
Community Health Systems, Inc. *	79,736	3,225,321
Health Management Associates, Inc., Class A	205,390	2,333,230
Lifepoint Hospitals, Inc. *	48,939	1,892,961
Triad Hospitals, Inc. *	75,610	4,064,794
Universal Health Services, Inc., Class B	45,648	2,807,352
VCA Antech, Inc. *	71,242	2,685,111

		17,008,769
Metal & Metal Products - 1.01%
Commercial Metals Company	100,201	3,383,788
Matthews International Corp., Class A	26,781	1,167,919
Reliance Steel & Aluminum Company	54,925	3,090,081

The accompanying notes are an integral part of the financial statements. 94

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Timken Company	79,793	$2,881,325

		10,523,113
Mobile Homes - 0.13%
Thor Industries, Inc. (a)	29,750	1,342,915

Newspapers - 0.43%
Lee Enterprises, Inc.	39,032	814,208
Washington Post Company, Class B	4,767	3,699,621

		4,513,829
Office Furnishings & Supplies - 0.32%
Herman Miller, Inc.	53,823	1,700,807
HNI Corp.	40,615	1,665,215

		3,366,022
Paper - 0.25%
Bowater, Inc. (a)	47,652	1,188,917
Potlatch Corp.	33,077	1,423,965

		2,612,882
Petroleum Services - 1.39%
Helmerich & Payne, Inc.	87,505	3,099,427
Pride International, Inc. *	140,586	5,266,351
Superior Energy Services, Inc. *	68,404	2,730,688
Tidewater, Inc.	48,720	3,453,274

		14,549,740
Pharmaceuticals - 1.60%
Endo Pharmaceutical Holdings, Inc. *	113,393	3,881,442
Medicis Pharmaceutical Corp., Class A (a)	47,336	1,445,642
Par Pharmaceutical Companies, Inc. *	29,709	838,685
PDL BioPharma, Inc. *	98,839	2,302,949
Sepracor, Inc. *	90,216	3,700,660
Valeant Pharmaceuticals International	80,238	1,339,172
Vertex Pharmaceuticals, Inc. *	111,034	3,171,131

		16,679,681
Publishing - 0.51%
American Greetings Corp., Class A	48,180	1,364,940
John Wiley & Sons, Inc., Class A	37,482	1,810,006
Media General, Inc., Class A	19,181	638,152
Scholastic Corp. *	22,162	796,502
Valassis Communications, Inc. *	40,585	697,656

		5,307,256
Real Estate - 3.28%
AMB Property Corp., REIT	84,448	4,494,323
Cousins Properties, Inc., REIT	37,045	1,074,675
Equity One, Inc., REIT	31,285	799,332
Highwoods Properties, Inc., REIT	48,213	1,807,987
Hospitality Properties Trust, REIT	79,565	3,301,152
Liberty Property Trust, REIT	77,949	3,424,300
Mack-California Realty Corp., REIT	57,570	2,503,719
Nationwide Health Properties, Inc., REIT	75,649	2,057,653
Regency Centers Corp., REIT	58,893	4,151,957
The Macerich Company, REIT	60,757	5,007,592
UDR, Inc., REIT	115,173	3,029,050

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Weingarten Realty Investors, REIT	64,475	$2,649,922

		34,301,662
Retail Grocery - 0.09%
Ruddick Corp.	30,522	919,323
Retail Trade - 6.59%
99 Cents Only Stores *	39,743	521,031
Advance Auto Parts, Inc.	90,239	3,657,387
Aeropostale, Inc. *	43,785	1,824,959
American Eagle Outfitters, Inc.	166,889	4,282,372
AnnTaylor Stores Corp. *	54,828	1,942,008
Barnes & Noble, Inc.	43,592	1,676,984
BJ's Wholesale Club, Inc. *	54,541	1,965,112
Borders Group, Inc.	50,359	959,843
CarMax, Inc. *	182,151	4,644,850
Charming Shoppes, Inc. *	109,013	1,180,611
Chico's FAS, Inc. *	149,186	3,631,187
Coldwater Creek, Inc. * (a)	51,284	1,191,327
Dick's Sporting Goods, Inc. *	33,437	1,945,030
Dollar Tree Stores, Inc. *	86,972	3,787,631
Foot Locker, Inc.	131,110	2,858,198
GameStop Corp., Class A *	129,332	5,056,881
MSC Industrial Direct Company, Inc., Class A	45,173	2,484,515
NBTY, Inc. *	47,964	2,072,045
Pacific Sunwear of California, Inc. *	59,687	1,313,114
Payless ShoeSource, Inc. *	55,931	1,764,623
PetSmart, Inc.	115,301	3,741,517
Regis Corp.	37,554	1,436,440
Rent-A-Center, Inc. *	59,604	1,563,413
Ross Stores, Inc.	118,458	3,648,506
Saks, Inc. *	120,669	2,576,283
United Rentals, Inc. *	56,470	1,837,534
Urban Outfitters, Inc. *	95,500	2,294,865
Williams-Sonoma, Inc. (a)	93,777	2,961,478

		68,819,744
Sanitary Services - 0.98%
Aqua America, Inc. (a)	112,393	2,527,718
Republic Services, Inc.	142,748	4,373,799
Stericycle, Inc. *	74,317	3,304,134

		10,205,651
Semiconductors - 3.28%
Atmel Corp. *	363,117	2,018,931
Cree, Inc. * (a)	71,423	1,846,285
Cypress Semiconductor Corp. *	128,154	2,984,707
Fairchild Semiconductor International, Inc. *	104,882	2,026,320
Integrated Device Technology, Inc. *	167,672	2,560,351
International Rectifier Corp. *	61,467	2,290,260
Intersil Corp., Class A	114,554	3,603,869
Lam Research Corp. *	114,494	5,884,992
Lattice Semiconductor Corp. *	97,285	556,470
Micrel, Inc.	48,002	610,585
Microchip Technology, Inc.	183,171	6,784,654

The accompanying notes are an integral part of the financial statements. 95

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Semtech Corp. *	53,301	$923,706
Silicon Laboratories, Inc. *	46,422	1,606,665
Triquint Semiconductor, Inc. *	117,928	596,716

		34,294,511
Software - 0.84%
Activision, Inc. *	213,732	3,990,377
Advent Software, Inc. *	16,587	539,907
Macrovision Corp. *	44,953	1,351,287
Sybase, Inc. *	77,411	1,849,349
Transaction Systems Architects, Inc., Class A *	31,499	1,060,256

		8,791,176
Steel - 0.68%
Carpenter Technology Corp.	21,721	2,830,464
Steel Dynamics, Inc.	72,088	3,021,208
Worthington Industries, Inc. (a)	58,705	1,270,963

		7,122,635
Telecommunications Equipment &
Services - 1.40%
ADC Telecommunications, Inc. *	99,250	1,819,252
ADTRAN, Inc.	52,092	1,352,829
Andrew Corp. *	131,999	1,906,066
CommScope, Inc. *	51,902	3,028,482
NeuStar, Inc., Class A *	54,413	1,576,345
Plantronics, Inc.	40,596	1,064,427
Polycom, Inc. *	77,720	2,611,392
Powerwave Technologies, Inc. * (a)	110,437	739,928
UTStarcom, Inc. * (a)	90,138	505,674

		14,604,395
Telephone - 0.71%
Cincinnati Bell, Inc. *	209,934	1,213,418
Harris Corp.	113,823	6,209,045

		7,422,463
Tobacco - 0.13%
Universal Corp.	22,013	1,341,032

Transportation - 1.25%
Alexander & Baldwin, Inc.	36,369	1,931,558
Con-way, Inc.	38,693	1,943,936
Expeditors International of Washington, Inc.	180,667	7,461,547
Overseas Shipholding Group, Inc.	21,121	1,719,249

		13,056,290
Trucking & Freight - 0.87%
J.B. Hunt Transport Services, Inc.	86,164	2,526,328
Oshkosh Truck Corp.	62,776	3,949,866
Werner Enterprises, Inc.	41,172	829,616
YRC Worldwide, Inc. *	48,742	1,793,706

		9,099,516

TOTAL COMMON STOCKS (Cost $910,747,444)		$1,020,582,719

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 7.50%
Dexia Delaware LLC
5.42% due 07/02/2007	$2,615,000	$2,614,213
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/16/2007	14,500,000	14,467,004
Federal National Mortgage Association Discount
Note
zero coupon due 08/29/2007	4,700,000	4,659,698
John Hancock Cash Investment Trust (c)	55,196,542	55,196,542
U. S. Treasury Bill
zero coupon due 08/16/2007 ****	1,400,000	1,391,409

TOTAL SHORT TERM INVESTMENTS
(Cost $78,328,866)		$78,328,866

Total Investments (Mid Cap Index Trust)
(Cost $989,076,310) - 105.22%		$1,098,911,585
Liabilities in Excess of Other Assets - (5.22)%		(54,564,394)

TOTAL NET ASSETS - 100.00%		$1,044,347,191

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

CLOSED-END FUNDS - 0.02%
Investment Companies - 0.02%
Kayne Anderson Energy Development Fund	3,489	$87,853

TOTAL CLOSED-END FUNDS (Cost $88,468)		$87,853

COMMON STOCKS - 98.05%
Advertising - 0.37%
24/7 Real Media, Inc. *	15,200	178,296
Greenfield Online, Inc. *	7,127	113,390
inVentiv Health, Inc. *	9,780	358,046
Marchex, Inc., Class B (a)	8,824	144,008
ValueClick, Inc. *	30,931	911,227

		1,704,967
Aerospace - 1.12%
AAR Corp. *	11,545	381,100
Argon ST, Inc. *	4,449	103,261
Curtiss-Wright Corp.	13,730	639,955
EDO Corp.	5,522	181,508
Esterline Technologies Corp. *	7,954	384,258
GenCorp, Inc. *	18,621	243,376
HEICO Corp.	8,118	341,605
Innovative Solutions & Support, Inc. *	4,132	95,945
Integral Systems, Inc.	4,108	99,866
Moog, Inc., Class A *	11,771	519,219
MTC Technologies, Inc. *	3,273	80,385
Orbital Sciences Corp., Class A *	18,472	388,097
Sequa Corp., Class A *	2,255	252,560
Teledyne Technologies, Inc. *	10,856	498,833
TransDigm Group, Inc. *	2,925	118,346

The accompanying notes are an integral part of the financial statements. 96

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Triumph Group, Inc.	5,067	$331,737
Woodward Governor Company	9,340	501,278

		5,161,329
Agriculture - 0.15%
Andersons, Inc. (a)	4,771	216,270
Cadiz, Inc. *	4,225	94,936
Fresh Del Monte Produce, Inc.	8,879	222,419
Tejon Ranch Company *	3,692	163,186

		696,811
Air Freight - 0.06%
ABX Air, Inc. *	19,233	155,018
ExpressJet Holdings, Inc. *	18,522	110,762

		265,780
Air Travel - 0.49%
Airtran Holdings, Inc. *	28,484	311,045
Alaska Air Group, Inc. *	13,021	362,765
JetBlue Airways Corp. * (a)	55,214	648,764
Midwest Air Group, Inc. *	7,956	119,499
Pinnacle Airline Corp. *	6,510	122,063
Republic Airways Holdings, Inc. *	11,513	234,290
SkyWest, Inc.	20,075	478,387

		2,276,813
Aluminum - 0.14%
Century Aluminum Company *	7,259	396,559
Superior Essex, Inc. *	6,476	241,879

		638,438
Amusement & Theme Parks - 0.03%
Great Wolf Resorts, Inc. *	10,288	146,604

Apparel & Textiles - 1.81%
Bebe Stores, Inc.	7,950	127,280
Brown Shoe, Inc.	13,708	333,379
Carter's, Inc. *	18,159	471,044
Cherokee, Inc.	2,818	102,970
Columbia Sportswear Company	4,413	303,085
Deckers Outdoor Corp. *	3,996	403,196
G & K Services, Class A	6,809	269,024
G-III Apparel Group, Ltd. *	4,462	70,455
Heelys, Inc. *	2,079	53,763
Iconix Brand Group, Inc. *	15,839	351,943
Interface, Inc., Class A	17,084	322,204
Joseph A. Bank Clothiers, Inc. *	5,660	234,720
Kellwood Company (a)	8,257	232,187
K-Swiss, Inc., Class A	8,239	233,411
Maidenform Brands, Inc. *	7,359	146,150
Movado Group, Inc.	5,425	183,039
Oakley, Inc.	7,675	217,970
Oxford Industries, Inc.	4,908	217,621
Perry Ellis International, Inc. *	4,044	130,095
Quiksilver, Inc. *	38,611	545,573

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Skechers United States of America, Inc.,
Class A *	6,335	$184,982
Stage Stores, Inc.	13,558	284,176
Stride Rite Corp.	11,606	235,138
The Gymboree Corp. *	10,196	401,824
The Warnaco Group, Inc. *	14,457	568,738
Timberland Company, Class A *	14,694	370,142
True Religion Apparel, Inc. *	4,614	93,803
Under Armour, Inc., Class A * (a)	7,682	350,683
Unifirst Corp.	4,536	199,811
Volcom, Inc. *	4,488	224,983
Wolverine World Wide, Inc.	17,003	471,153

		8,334,542
Auto Parts - 1.24%
Accuride Corp. *	7,564	116,561
Aftermarket Technology Corp. *	6,897	204,703
American Axle & Manufacturing Holdings, Inc.	13,776	408,045
Amerigon, Inc. *	7,031	126,488
ArvinMeritor, Inc.	22,012	488,666
Commercial Vehicle Group, Inc. *	7,312	136,223
CSK Auto Corp. *	13,887	255,521
Exide Technologies * (a)	19,297	179,462
Federal Signal Corp.	14,998	237,868
Hayes Lemmerz International, Inc. *	30,310	162,159
Keystone Automotive Industries, Inc. *	5,151	213,097
Lear Corp. *	23,709	844,278
LKQ Corp. *	14,124	348,298
Miller Industries, Inc. *	3,582	89,908
Modine Manufacturing Company	10,271	232,125
Noble International, Ltd.	4,301	87,912
Pep Boys - Manny, Moe & Jack (a)	13,070	263,491
Standard Motor Products, Inc.	5,356	80,501
Superior Industries International, Inc. (a)	7,132	155,192
Tenneco, Inc. *	14,398	504,506
Titan International, Inc. (a)	7,458	235,747
Visteon Corp. *	40,353	326,859

		5,697,610
Auto Services - 0.18%
Dollar Thrifty Automotive Group, Inc. *	7,419	302,992
Lithia Motors, Inc., Class A	5,043	127,790
Midas, Inc. *	5,030	114,030
Monro Muffler Brake, Inc.	4,180	156,541
RSC Holdings, Inc. *	6,289	125,780

		827,133
Automobiles - 0.17%
Asbury Automotive Group, Inc.	7,909	197,330
Group 1 Automotive, Inc.	7,575	305,575
Monaco Coach Corp.	9,330	133,886
Rush Enterprises, Inc., Class A *	7,175	155,841

		792,632

The accompanying notes are an integral part of the financial statements. 97

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking - 7.13%
1st Source Corp.	4,396	$109,548
Alabama National BanCorp	5,553	343,398
AMCORE Financial, Inc.	7,488	217,077
Americanwest BanCorp	6,597	120,263
Ameris Bancorp	5,444	122,327
Anchor BanCorp Wisconsin, Inc.	7,323	191,789
Banco Latinoamericano de Exportaciones,
S.A.	8,844	166,267
Bancorp, Inc. *	3,954	88,411
Bank Mutual Corp.	18,678	215,357
Bank of the Ozarks, Inc.	4,487	125,053
BankAtlantic Bancorp, Inc., Class A	14,421	124,165
BankFinancial Corp.	9,328	144,118
BankUnited Financial Corp., Class A (a)	10,213	204,975
Banner Corp.	4,559	155,280
BB&T Corp.	3,006	122,284
Boston Private Financial Holdings, Inc.	11,922	320,344
Brookline Bancorp, Inc.	20,901	240,571
Capital City Bank Group, Inc. (a)	4,625	144,948
Capital Corp of the West	3,693	88,484
Capitol Bancorp, Ltd.	4,567	124,816
Cascade Bancorp (a)	7,400	171,236
Cathay General Bancorp, Inc.	16,019	537,277
Centennial Bank Holdings, Inc. *	18,274	154,781
Central Pacific Financial Corp.	9,855	325,314
Chemical Financial Corp.	8,169	211,332
Chittenden Corp.	14,622	511,039
Citizens Banking Corp.	23,641	432,630
City Bank, Lynnwood, WA	4,956	156,164
CoBiz, Inc.	6,981	126,496
Columbia Banking System, Inc.	5,612	164,151
Community Bancorp - NV *	3,872	108,339
Community Bank Systems, Inc.	10,116	202,522
Community Banks, Inc.	7,886	254,087
Community Trust Bancorp, Inc.	5,299	171,158
Corus Bankshares, Inc. (a)	12,295	212,212
CVB Financial Corp.	21,783	242,227
Dime Community Bancorp, Inc.	10,139	133,733
Downey Financial Corp. (a)	6,529	430,783
Enterprise Financial Services Corp. (a)	4,142	102,970
F.N.B. Corp. (a)	19,657	329,058
First BanCorp Puerto Rico (a)	26,029	286,059
First Bancorp (a)	5,010	93,837
First Charter Corp.	11,683	227,468
First Commonwealth Financial Corp. (a)	23,560	257,275
First Community Bancorp	8,099	463,344
First Community Bancshares, Inc.	3,933	122,670
First Financial BanCorp.	11,758	176,252
First Financial Bankshares, Inc. (a)	6,777	263,015
First Financial Corp.	4,909	144,128
First Financial Holdings, Inc.	4,830	157,989
First Merchants Corp.	6,698	160,953

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
First Midwest BanCorp, Inc., Illinois	15,585	$553,423
First Niagara Financial Group, Inc.	34,529	452,330
First Place Financial Corp.	6,353	134,175
First Republic Bank	9,704	520,717
First State Bancorp	7,081	150,755
FirstFed Financial Corp. *	5,213	295,734
FirstMerit Corp.	25,199	527,415
Flagstar Bancorp, Inc. (a)	14,606	176,002
Flushing Financial Corp.	8,471	136,044
Franklin Bank Corp. *	8,668	129,153
Frontier Financial Corp. (a)	12,573	283,270
Glacier Bancorp, Inc.	16,884	343,589
Great Southern Bancorp, Inc. (a)	4,548	123,023
Greater Bay Bancorp	15,922	443,269
Greene County Bancshares, Inc.	3,388	105,909
Greenhill & Company, Inc. (a)	5,900	405,389
Hancock Holding Company	8,498	319,100
Hanmi Financial Corp.	12,886	219,835
Harleysville National Corp. (a)	10,137	163,408
Heartland Financial USA, Inc.	5,311	129,057
Heritage Commerce Corp.	4,935	116,861
Horizon Financial Corp.	5,128	111,739
IBERIABANK Corp.	3,913	193,498
Independent Bank Corp. - MA	5,049	149,147
Independent Bank Corp. - MI	7,729	133,016
Integra Bank Corp.	7,356	157,933
International Bancshares Corp.	16,140	413,507
ITLA Capital Corp.	2,185	113,882
KNBT Bancorp, Inc.	10,260	150,822
Macatawa Bank Corp. (a)	6,766	107,647
MAF Bancorp, Inc.	10,328	560,397
MainSource Financial Group, Inc. (a)	7,791	130,811
MB Financial, Inc.	11,619	403,644
Midwest Banc Holdings, Inc. (a)	6,757	97,977
Nara Bancorp, Inc.	7,663	122,072
National Penn Bancshares, Inc.	15,362	256,238
NetBank, Inc. * (a)	17,160	5,320
NewAlliance Bancshares, Inc.	35,408	521,206
Northwest Bancorp, Inc.	6,339	165,701
Old National Bancorp	21,467	356,567
Old Second Bancorp, Inc.	5,157	150,378
Omega Financial Corp. (a)	4,814	129,449
Pacific Capital Bancorp	14,941	403,108
Park National Corp.	3,932	333,394
Partners Trust Financial Group, Inc.	15,341	161,081
Peoples Bancorp, Inc.	4,524	122,465
PFF Bancorp, Inc.	7,778	217,240
Pinnacle Financial Partners, Inc. *	5,388	158,192
Preferred Bank, Los Angeles, CA	3,516	140,640
PrivateBancorp, Inc. (a)	5,966	171,821
Prosperity Bancshares, Inc.	11,257	368,779
Provident Bankshares Corp.	10,396	340,781

The accompanying notes are an integral part of the financial statements. 98

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Provident Financial Services, Inc.	21,344	$336,381
Provident New York Bancorp	13,934	188,248
Renasant Corp. (a)	6,303	143,330
S & T Bancorp, Inc.	8,585	282,447
Sandy Spring Bancorp, Inc.	5,666	178,139
SCBT Financial Corp.	3,820	139,048
Seacoast Banking Corp. of Florida (a)	5,664	123,192
Security Bank Corp.	6,009	120,781
Signature Bank *	9,300	317,130
Simmons First National Corp., Class A	5,294	146,061
Southwest Bancorp, Inc.	5,432	130,585
Sterling Bancorp	7,171	114,951
Sterling Bancshares, Inc.	23,706	268,115
Sterling Financial Corp., PA	8,926	93,902
Sterling Financial Corp., Spokane	16,314	472,127
Suffolk Bancorp	3,879	123,818
Superior Bancorp *	12,823	131,179
Susquehanna Bancshares, Inc.	16,603	371,409
SVB Financial Group *	10,642	565,197
Texas Capital Bancshares, Inc. *	7,700	172,095
The South Financial Group, Inc.	23,062	522,124
Tierone Corp.	5,883	177,078
Trico Bancshares	5,576	124,679
TrustCo Bank Corp. (a)	25,044	247,435
Trustmark Corp.	15,437	399,201
UCBH Holdings, Inc.	31,485	575,234
Umpqua Holdings Corp.	19,156	450,358
Union Bankshares Corp.	5,002	116,046
United Bankshares, Inc.	11,576	368,117
United Community Banks, Inc.	11,446	296,337
Univest Corp. of Pennsylvania (a)	5,020	113,050
Virginia Commerce Bancorp, Inc. *	6,472	109,442
W Holding Company, Inc. (a)	37,091	97,920
Washington Trust Bancorp, Inc.	5,095	128,445
WesBanco, Inc.	7,156	211,102
West Coast Bancorp	5,524	167,874
Westamerica Bancorp (a)	9,642	426,562
Western Alliance Bancorp * (a)	5,237	156,324
Wintrust Financial Corp.	7,669	336,286
Yardville National Bancorp	3,733	127,482

		32,846,115
Biotechnology - 2.11%
Acorda Therapeutics, Inc. *	6,669	113,773
Advanced Magnetics, Inc. *	4,416	256,835
Affymetrix, Inc. *	21,229	528,390
Alnylam Pharmaceuticals, Inc. * (a)	10,092	153,297
Applera Corp. - Celera Genomics Group *	24,209	300,192
Arena Pharmaceuticals, Inc. * (a)	18,838	207,030
Arqule, Inc. *	10,615	74,836
Bio Reference Labs, Inc. *	3,816	104,368
BioMimetic Therapeutics, Inc. *	3,588	56,080

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Bio-Rad Laboratories, Inc., Class A *	5,792	$437,701
Bioveris Corp. *	2,483	53,335
Cytokinetics, Inc. *	10,972	61,992
Digene Corp. *	6,661	399,993
Discovery Laboratories, Inc. *	27,264	77,157
Exelixis, Inc. *	30,037	363,448
Genomic Health, Inc. *	4,307	80,972
Genvec, Inc. * (a)	21,484	50,487
Geron Corp. * (a)	22,245	156,605
GTx, Inc. *	5,302	85,839
Human Genome Sciences, Inc. *	41,519	370,349
Illumina, Inc. * (a)	16,632	675,093
Immucor, Inc. *	21,400	598,558
Integra LifeSciences Holdings Corp. * (a)	5,617	277,592
Intermune, Inc. * (a)	8,419	218,389
Keryx Biopharmaceuticals, Inc. *	14,582	142,466
Kosan Biosciences, Inc. *	14,114	73,675
Martek Biosciences Corp. * (a)	10,093	262,115
Medarex, Inc. *	39,066	558,253
Medivation, Inc. *	6,756	138,025
MGI Pharma, Inc. *	24,784	554,418
Momenta Pharmaceuticals, Inc. *	7,442	75,015
Myriad Genetics, Inc. *	13,271	493,549
Nabi Biopharmaceuticals * (a)	20,570	94,622
Nektar Therapeutics * (a)	28,580	271,224
Neurocrine Biosciences, Inc. * (a)	11,943	134,120
Osiris Therapeutics, Inc. *	4,155	56,134
Pharmanet Development Group, Inc. *	5,836	186,052
PRA International *	6,134	155,190
Progenics Pharmaceuticals, Inc. *	7,111	153,384
Protalix BioTherapeutics, Inc. *	10,033	270,791
Regeneration Technologies, Inc. *	9,792	110,160
Tanox, Inc. *	8,175	158,677
Telik, Inc. * (a)	17,587	59,444
Tercica, Inc. *	11,029	56,248

		9,705,873
Broadcasting - 0.75%
Acacia Research - Acacia Technologies *	9,544	154,231
Belo Corp., Class A	26,075	536,884
Citadel Broadcasting Corp. (a)	57,634	371,739
CKX, Inc. *	11,799	163,062
Cox Radio, Inc., Class A *	10,763	153,265
Cumulus Media, Inc., Class A * (a)	10,343	96,707
Emmis Communications Corp., Class A *	10,847	99,901
Entercom Communications Corp. (a)	10,196	253,778
Entravision Communications Corp., Class A *	21,730	226,644
Fisher Communications, Inc. *	2,346	119,153
Gray Television, Inc.	13,603	126,100
Journal Communications, Inc.	15,001	195,163
Mediacom Communications Corp., Class A *	17,470	169,284
Nexstar Broadcasting Group, Inc. *	3,690	48,487

The accompanying notes are an integral part of the financial statements. 99

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting (continued)
Radio One, Inc., Class D *	24,683	$174,262
Sinclair Broadcast Group, Inc., Class A (a)	16,029	227,932
Spanish Broadcasting System, Inc., Class A *	13,982	60,123
Westwood One, Inc.	22,698	163,199
World Wrestling Entertainment, Inc., Class A	7,738	123,731

		3,463,645
Building Materials & Construction - 1.06%
Apogee Enterprises, Inc.	9,176	255,276
Beacon Roofing Supply, Inc. * (a)	14,066	238,981
Builders FirstSource, Inc. *	5,319	85,423
Dycom Industries, Inc. *	12,751	382,275
EMCOR Group, Inc. *	9,929	723,824
Granite Construction, Inc.	11,199	718,752
Griffon Corp. *	9,388	204,471
Home Solutions of America, Inc. * (a)	12,693	75,904
Infrasource Services, Inc. *	12,673	470,168
Interline Brands, Inc. *	8,726	227,574
LSI Industries, Inc.	6,558	117,388
NCI Building Systems, Inc. *	6,364	313,936
Perini Corp. *	8,350	513,776
Trex Company, Inc. * (a)	4,247	83,369
U.S. Concrete, Inc. *	11,383	98,918
WCI Communities, Inc. * (a)	9,736	162,397
Williams Scotsman International, Inc. *	9,471	225,505

		4,897,937
Business Services - 4.89%
ABM Industries, Inc.	13,573	350,319
Administaff, Inc.	7,305	244,644
AMERCO, Inc. *	3,325	251,038
Arbitron, Inc.	9,276	477,992
BearingPoint, Inc. *	61,759	451,458
Black Box Corp.	5,483	226,887
Bowne & Company, Inc.	8,889	173,424
Bright Horizons Family Solutions, Inc. *	8,273	321,902
Catalina Marketing Corp.	11,243	354,155
CDI Corp.	4,123	132,761
Coinstar, Inc. *	8,704	274,002
Compass Diversified Trust	7,031	125,363
Compucredit Corp. * (a)	6,358	222,657
COMSYS IT Partners, Inc. *	5,711	130,268
Core-Mark Holding Company, Inc. *	3,277	117,906
Cornell Corrections, Inc. *	3,676	90,283
CoStar Group, Inc. *	6,014	318,020
CRA International, Inc. *	3,934	189,619
CSG Systems International, Inc. *	13,500	357,885
Deluxe Corp.	16,146	655,689
DG Fastchannel, Inc. *	4,343	88,510
Diamond Management & Technology
Consultants, Inc.	9,046	119,407
eFunds Corp. *	14,692	518,481
Electro Rent Corp. *	6,086	88,490

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Ennis Business Forms, Inc.	8,243	$193,875
Euronet Worldwide, Inc. * (a)	14,279	416,376
Exponent, Inc. *	5,244	117,308
EZCORP, Inc., Class A *	11,964	158,403
Forrester Research, Inc. *	5,003	140,734
FTI Consulting, Inc. *	13,384	508,994
Gartner Group, Inc., Class A *	21,371	525,513
Gevity HR, Inc.	7,819	151,141
Global Cash Access, Inc. *	13,986	224,056
Global Sources Ltd. *	3,072	69,734
GSI Commerce, Inc. *	6,243	141,779
Healthcare Services Group, Inc.	8,908	262,786
Heidrick & Struggles International, Inc. *	5,652	289,609
Hudson Highland Group, Inc. *	7,940	169,837
Huron Consulting Group, Inc. *	5,877	429,080
Infocrossing, Inc. *	7,313	135,071
Informatica Corp. *	27,431	405,156
Insight Enterprises, Inc. *	15,213	343,357
Intervoice Brite, Inc. *	13,716	114,254
Jackson Hewitt Tax Service, Inc. (a)	10,112	284,248
Kelly Services, Inc., Class A	7,411	203,506
Kendle International, Inc. *	3,942	144,947
Kenexa Corp. *	7,865	296,589
Kforce, Inc. *	9,954	159,065
Korn/Ferry International *	13,380	351,359
Labor Ready, Inc. *	14,468	334,355
LECG Corp. *	8,595	129,870
MAXIMUS, Inc.	6,762	293,336
McGrath Rentcorp	8,032	270,598
MPS Group, Inc. *	31,823	425,474
Navigant Consulting Company * (a)	18,048	334,971
Net 1 UEPS Technologies, Inc. *	13,092	316,172
On Assignment, Inc. *	11,400	122,208
Perot Systems Corp., Class A *	26,912	458,580
PHH Corp. *	16,572	517,212
Pre-Paid Legal Services, Inc. *	2,800	180,068
Quest Software, Inc. *	21,356	345,754
Resource America, Inc.	4,575	94,291
Resources Connection, Inc. *	15,226	505,199
Rollins, Inc.	8,998	204,884
SAIC, Inc. *	30,557	552,165
ScanSource, Inc. *	8,144	260,527
Seachange International, Inc. *	10,338	80,223
SonicWALL, Inc. *	20,340	174,721
Sotheby's	20,545	945,481
Source Interlink Companies *	11,886	59,192
Spherion Corp. *	17,905	168,128
SRA International, Inc., Class A *	12,798	323,277
SYNNEX Corp. *	5,121	105,544
Syntel, Inc.	3,948	119,980
TeleTech Holdings, Inc. *	12,972	421,331
Tetra Tech, Inc. *	18,103	390,120

The accompanying notes are an integral part of the financial statements. 100

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
The BISYS Group, Inc. *	37,698	$445,967
Tyler Technologies, Inc. *	12,691	157,495
Viad Corp.	6,551	276,256
Volt Information Sciences, Inc. *	4,156	76,637
Watson Wyatt Worldwide, Inc., Class A	13,211	666,891
Wind River Systems, Inc. *	23,680	260,480

		22,535,324
Cable and Television - 0.58%
Charter Communications, Inc., Class A * (a)	126,299	511,511
Gemstar-TV Guide International, Inc. *	78,014	383,829
Houston Wire & Cable Company *	5,365	152,420
Knology Inc *	8,234	143,024
Lin TV Corp. *	8,622	162,180
LodgeNet Entertainment Corp. *	7,165	229,710
Time Warner Telecom, Inc., Class A *	44,891	902,309
TiVo, Inc. * (a)	30,743	178,002

		2,662,985
Cellular Communications - 0.43%
Brightpoint, Inc. *	15,823	218,199
Dobson Communications Corp., Class A *	45,368	504,039
iPCS, Inc. *	5,552	188,046
Novatel Wireless, Inc. *	9,472	246,462
RF Micro Devices, Inc. *	60,175	375,492
Rural Cellular Corp., Class A *	3,856	168,931
Syniverse Holdings, Inc. *	8,051	103,536
USA Mobility, Inc.	7,303	195,428

		2,000,133
Chemicals - 2.13%
A. Schulman, Inc.	8,691	211,452
Albany Molecular Research, Inc. *	8,250	122,512
American Vanguard Corp. (a)	6,215	88,999
Arch Chemicals, Inc.	7,622	267,837
Balchem Corp.	6,444	117,087
Cabot Microelectronics Corp. *	7,394	262,413
Calgon Carbon Corp. * (a)	12,781	148,260
Cambrex Corp.	9,154	121,474
CF Industries Holdings, Inc.	17,220	1,031,306
Ferro Corp.	13,471	335,832
Georgia Gulf Corp. (a)	10,858	196,638
H.B. Fuller Company	18,790	561,633
Hercules, Inc. *	36,245	712,214
Innophos Holdings, Inc.	7,154	102,302
Innospec, Inc.	3,804	225,235
Landec Corp. *	7,462	99,991
LSB Industries, Inc. *	4,850	103,693
Metabolix, Inc. *	4,613	115,463
Minerals Technologies, Inc.	5,919	396,277
Newmarket Corp. (a)	4,801	232,224
Olin Corp.	22,915	481,215
OM Group, Inc. *	9,263	490,198
Pioneer Companies, Inc. *	3,883	133,459

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PolyOne Corp. *	29,262	$210,394
Rockwood Holdings, Inc. *	10,906	398,614
Sensient Technologies Corp.	15,046	382,018
ShengdaTech, Inc. *	10,683	56,834
Terra Industries, Inc. *	28,886	734,282
Tronox, Inc.	13,174	185,095
UAP Holding Corp.	16,108	485,495
W. R. Grace & Company *	21,826	534,519
Zoltek Companies, Inc. *	6,768	281,075

		9,826,040
Coal - 0.14%
Alpha Natural Resources, Inc. *	20,416	424,449
International Coal Group, Inc. * (a)	39,707	237,448

		661,897
Colleges & Universities - 0.10%
Corinthian Colleges, Inc. *	27,122	441,817

Commercial Services - 0.81%
CBIZ, Inc. *	16,107	118,387
Cenveo, Inc. *	16,710	387,505
Chemed Corp.	7,834	519,316
Coinmach Service Corp.	10,118	133,861
Color Kinetics, Inc. *	5,611	187,464
DynCorp International, Inc. *	7,852	172,666
Exlservice Holdings, Inc. *	7,173	134,422
HMS Holdings Corp. *	6,773	129,635
Live Nation, Inc. *	20,231	452,770
Morningstar, Inc. *	3,811	179,212
Odyssey Marine Exploration, Inc. * (a)	13,291	79,879
PeopleSupport, Inc. *	7,984	90,619
Perficient, Inc. *	9,172	189,860
Providence Service Corp. *	3,850	102,872
Team, Inc. *	2,688	120,879
TNS, Inc. *	8,349	120,309
Vertrue, Inc. *	2,526	123,218
Waste Services, Inc. * (a)	6,655	80,858
Wright Express Corp. *	12,427	425,873

		3,749,605
Computers & Business Equipment - 3.12%
3Com Corp. *	120,532	497,797
3D Systems Corp. *	4,923	122,435
Acme Packet, Inc. *	6,972	80,108
Agilysys, Inc.	9,629	216,653
Avanex Corp. * (a)	61,565	110,817
Avocent Corp. *	15,688	455,109
Benchmark Electronics, Inc. *	22,294	504,290
BigBand Networks, Inc. *	3,853	50,513
Blue Coat Systems, Inc. *	3,995	197,832
Brocade Communications Systems, Inc. *	48,637	380,341
CACI International, Inc., Class A *	9,513	464,710
Cogent, Inc. *	13,441	197,448
Cray, Inc. *	10,624	81,061

The accompanying notes are an integral part of the financial statements. 101

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Digi International, Inc. *	8,985	$132,439
Echelon Corp. * (a)	9,414	147,141
Electronics for Imaging, Inc. *	17,647	497,998
EMS Technologies, Inc. *	5,421	119,587
Extreme Networks, Inc. *	37,799	153,086
Falconstor Software, Inc. *	10,392	109,636
Foundry Networks, Inc. *	45,212	753,232
Gateway, Inc. *	94,919	150,921
Gerber Scientific, Inc. *	7,936	92,216
Hurco Companies, Inc. *	1,861	93,013
Hypercom Corp. *	16,663	98,478
IHS, Inc., Class A *	9,750	448,500
Immersion Corp. *	8,607	128,933
InPhonic, Inc. * (a)	8,090	37,699
Intermec, Inc. * (a)	18,819	476,309
Internap Network Services Corp. *	15,266	220,136
Ixia *	14,504	134,307
Jack Henry & Associates, Inc.	24,370	627,528
Komag, Inc. * (a)	8,684	276,933
L-1 Identity Solutions, Inc. * (a)	18,360	375,462
Liveperson, Inc. *	12,282	65,709
Micros Systems, Inc. *	12,580	684,352
MTS Systems Corp.	5,547	247,785
Ness Technologies, Inc. *	10,926	142,147
NETGEAR, Inc. *	10,771	390,449
Palm, Inc. * (a)	32,054	513,185
Parametric Technology Corp. *	35,845	774,610
Plexus Corp. *	14,400	331,056
Quantum Corp. *	61,796	195,893
Rackable Systems, Inc. * (a)	9,251	114,342
Radiant Systems, Inc. *	9,360	123,926
RadiSys Corp. *	7,291	90,408
Rimage Corp. *	3,579	113,061
SI International, Inc. *	4,237	139,906
Sigma Designs, Inc. * (a)	7,163	186,883
Silicon Graphics, Inc. *	2,325	61,706
Silicon Storage Technology, Inc. *	31,273	116,648
Smart Modular Technologies (WWH), Inc. *	21,533	296,294
Sonic Solutions *	7,495	94,512
Standard Microsystems Corp. *	7,151	245,565
STEC, Inc. *	10,430	67,065
Stratasys, Inc. * (a)	3,288	154,470
Sykes Enterprises, Inc. *	9,888	187,773
Synaptics, Inc. *	8,012	286,750
Trident Microsystems, Inc. *	17,619	323,309

		14,380,472
Construction & Mining Equipment - 0.63%
A.S.V., Inc. * (a)	6,527	112,787
Astec Industries, Inc. *	5,667	239,261
Bucyrus International, Inc., Class A	11,580	819,632
Carbo Ceramics, Inc.	6,294	275,740

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment
(continued)
Gulf Islands Fabrication, Inc.	3,543	$122,942
Kaman Corp., Class A	7,734	241,223
Layne Christensen Company *	4,264	174,611
Matrix Service Company *	7,731	192,115
Washington Group International, Inc. *	9,062	725,051

		2,903,362
Construction Materials - 0.52%
Ameron International Corp.	2,851	257,132
Applied Industrial Technologies, Inc.	13,497	398,161
Clarcor, Inc.	15,955	597,196
Columbus McKinnon Corp. *	5,935	191,107
Comfort Systems USA, Inc.	13,777	195,358
Simpson Manufacturing Company, Inc. (a)	11,491	387,706
Standex International Corp.	4,616	131,279
Universal Forest Products, Inc.	5,163	218,188

		2,376,127
Containers & Glass - 0.38%
Graphic Packaging Corp. *	21,136	102,298
Greif, Inc., Class A	10,230	609,810
Interpool, Inc.	3,673	98,804
Mobile Mini, Inc. *	11,286	329,551
Silgan Holdings, Inc.	7,840	433,395
TAL International Group, Inc.	5,509	163,673

		1,737,531
Correctional Facilities - 0.10%
The Geo Group, Inc. *	15,728	457,685

Cosmetics & Toiletries - 0.44%
Chattem, Inc. * (a)	5,281	334,710
Elizabeth Arden, Inc. *	7,970	193,352
Helen of Troy, Ltd. *	9,474	255,798
Intermediate Parfums, Inc.	2,995	79,727
Nu Skin Enterprises, Inc., Class A	16,039	264,643
Playtex Products, Inc. *	17,913	265,292
Revlon, Inc., Class A *	63,482	86,970
Sally Beauty Holdings, Inc. *	29,103	261,927
Steiner Leisure, Ltd. *	5,407	265,592

		2,008,011
Crude Petroleum & Natural Gas - 0.93%
Allis-Chalmers Energy, Inc. * (a)	7,873	181,000
Arena Resources, Inc. *	4,202	244,178
Bill Barrett Corp. * (a)	9,581	352,868
Bois d'Arc Energy, Inc. *	7,663	130,501
Contango Oil & Gas Company *	4,199	152,382
Edge Petroleum Corp. * (a)	9,238	129,424
EXCO Resources, Inc. *	19,165	334,238
FX Energy, Inc. *	11,823	108,181
Geokinetics, Inc. *	2,335	72,455
GMX Resources, Inc. *	3,701	128,055
Goodrich Petroleum Corp. * (a)	4,816	166,778

The accompanying notes are an integral part of the financial statements. 102

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Gulfport Energy Corp. *	6,379	$127,452
Harvest Natural Resources, Inc. *	12,482	148,661
MarkWest Hydrocarbon, Inc.	2,106	120,948
Oilsands Quest, Inc. * (a)	34,505	85,227
Parallel Petroleum Corp. *	11,816	258,770
Penn Virginia Corp.	11,725	471,345
Petroquest Energy, Inc. *	13,128	190,881
SulphCo, Inc. * (a)	14,555	52,544
Superior Offshore International, Inc. *	3,366	61,261
Swift Energy Company *	9,294	397,411
Toreador Resources Corp. * (a)	4,993	74,895
TXCO Resources, Inc. *	11,164	114,766
Vaalco Energy, Inc. *	19,873	95,987
Venoco, Inc. *	4,015	74,960

		4,275,168
Domestic Oil - 1.17%
Atlas America, Inc.	7,183	385,943
Berry Petroleum Company, Class A (a)	12,322	464,293
Brigham Exploration Company *	16,319	95,793
Carrizo Oil & Gas, Inc. *	7,057	292,654
Comstock Resources, Inc. *	13,786	413,166
Delta Petroleum Corp. * (a)	20,480	411,238
Encore Aquisition Company *	16,492	458,478
Energy Partners, Ltd. *	8,917	148,825
EnergySouth, Inc. (a)	2,608	133,008
GeoGlobal Resources, Inc. * (a)	10,303	52,442
Mariner Energy, Inc. *	27,053	656,035
McMoran Exploration Company * (a)	7,711	107,954
Meridian Resource Corp. *	31,173	94,142
Oil States International, Inc. *	15,179	627,500
Stone Energy Corp. *	8,756	299,981
Union Drilling, Inc. *	5,010	82,264
Warren Resources, Inc. * (a)	17,079	199,483
Whiting Petroleum Corp. *	11,476	465,007

		5,388,206
Drugs & Health Care - 1.79%
Abaxis, Inc. *	6,523	136,070
Abiomed, Inc. *	9,414	101,483
Acadia Pharmaceuticals, Inc. * (a)	9,733	133,050
Alpharma Inc., Class A	13,498	351,083
Ariad Pharmaceuticals, Inc. * (a)	22,513	123,596
Arrow International, Inc.	7,681	294,029
Bioenvision, Inc. *	17,604	101,751
BioMarin Pharmaceutical, Inc. *	29,706	532,926
Cell Genesys, Inc. * (a)	23,346	78,209
CV Therapeutics, Inc. * (a)	18,663	246,538
Datascope Corp.	4,232	162,001
Dendreon Corp. * (a)	26,041	184,370
Durect Corp. * (a)	21,280	81,928
Gentiva Health Services, Inc. *	8,738	175,284

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Hansen Medical, Inc. *	3,132	$59,164
I-Flow Corp. * (a)	6,752	113,029
Immunomedics, Inc. *	18,626	77,298
Invacare Corp.	9,141	167,555
K-V Pharmaceutical Company, Class A *	11,025	300,321
Landauer, Inc.	3,040	149,720
Luminex Corp. *	11,001	135,422
Mannatech, Inc. (a)	5,195	82,549
Matria Healthcare, Inc. *	6,704	202,997
Maxygen, Inc. *	8,172	70,034
Medical Action, Inc. *	5,023	90,715
Mentor Corp. (a)	12,077	491,292
Meridian Bioscience, Inc.	12,452	269,710
Molina Healthcare, Inc. *	4,184	127,696
Neurogen Corp. *	10,627	70,563
Option Care, Inc.	9,990	153,846
OraSure Technologies, Inc. *	15,705	128,467
Pain Therapeutics, Inc. *	11,368	99,015
Parexel International Corp. *	8,671	364,702
Perrigo Company	23,992	469,763
Quidel Corp. *	9,171	161,043
Res-Care, Inc. *	7,855	166,055
Savient Pharmaceuticals, Inc. *	16,563	205,712
Seattle Genetics, Inc. *	13,136	128,864
Vital Signs, Inc.	3,436	190,870
Vivus, Inc. *	19,223	100,536
West Pharmaceutical Services, Inc.	10,234	482,533
Xenoport, Inc. *	6,759	300,235
Zymogenetics, Inc. *	12,650	184,817

		8,246,841
Educational Services - 0.43%
Capella Education Co. *	3,403	156,640
DeVry, Inc.	18,628	633,724
eCollege.com *	5,796	128,961
INVESTools, Inc. *	16,460	163,942
Leapfrog Enterprises, Inc., Class A * (a)	10,843	111,141
Strayer Education, Inc.	4,534	597,173
Universal Technical Institute, Inc. *	7,444	189,003

		1,980,584
Electrical Equipment - 1.70%
A.O. Smith Corp.	6,425	256,293
Aaon, Inc.	3,177	101,187
American Science & Engineering, Inc. *	2,893	164,467
Anaren, Inc. *	6,027	106,135
Anixter International, Inc. *	9,456	711,186
Audiovox Corp., Class A *	6,075	78,793
AZZ, Inc. *	3,758	126,457
Baldor Electric Company	14,191	699,332
Cohu, Inc.	7,837	174,373
Coleman Cable, Inc. *	2,793	72,227
DTS, Inc. *	6,027	131,208

The accompanying notes are an integral part of the financial statements. 103

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Encore Wire Corp.	7,340	$216,090
Excel Technology, Inc. *	4,471	124,920
FLIR Systems, Inc. *	20,513	948,726
Genlyte Group, Inc. *	8,907	699,556
GrafTech International, Ltd. *	30,947	521,148
Greatbatch, Inc. *	6,988	226,411
Lamson & Sessions Company *	4,511	119,857
Littelfuse, Inc. *	6,880	232,338
Methode Electronics, Inc.	11,573	181,117
Powell Industries, Inc. *	2,786	88,483
Power-One, Inc. * (a)	23,396	93,116
Universal Electronics, Inc. *	4,625	167,980
Varian, Inc. *	9,488	520,227
Vicor Corp.	6,901	91,300
W.H. Brady Company, Class A	15,669	581,947
Watsco, Inc.	7,072	384,717

		7,819,591
Electrical Utilities - 1.48%
Allete, Inc.	8,016	377,153
Avista Corp.	16,451	354,519
Black Hills Corp.	11,708	465,393
Central Vermont Public Service Corp.	3,482	131,202
CH Energy Group, Inc.	5,356	240,859
Cleco Corp.	18,489	452,980
El Paso Electric Company *	14,319	351,675
Empire District Electric Company	9,925	222,022
IDACORP, Inc.	13,577	435,007
ITC Holdings Corp.	13,222	537,210
MGE Energy, Inc.	6,982	228,102
NorthWestern Corp.	11,384	362,125
Otter Tail Corp.	9,385	300,977
Pike Electric Corp. *	5,885	131,706
PNM Resources, Inc.	23,623	656,483
Portland General Electric Company	9,257	254,012
UIL Holding Corp.	8,207	271,652
Unisource Energy Corp.	11,018	362,382
Westar Energy, Inc.	27,357	664,228

		6,799,687
Electronics - 2.06%
Adaptec, Inc. *	38,713	147,497
Anadigics, Inc. * (a)	18,297	252,316
Analogic Corp.	4,341	319,107
Ansoft Corp. *	5,634	166,147
Bel Fuse, Inc., Class B	3,870	131,696
Belden CDT, Inc.	13,936	771,358
Checkpoint Systems, Inc. *	12,258	309,514
Comtech Group, Inc. *	6,150	101,536
CTS Corp.	12,117	153,401
Cubic Corp.	4,969	149,964
Cynosure, Inc. *	2,483	90,456
Daktronics, Inc. (a)	9,941	213,533

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Electro Scientific Industries, Inc. *	9,280	$193,024
Enersys *	6,815	124,715
FEI Company *	11,014	357,514
Franklin Electric, Inc. (a)	6,090	287,326
Hutchinson Technology, Inc. *	8,226	154,731
II-VI, Inc. *	7,395	200,922
Imation Corp.	10,881	401,074
Integrated Electrical Services, Inc. *	4,403	145,167
IPG Photonics Corp. *	3,092	61,685
Itron, Inc. *	9,271	722,582
Kemet Corp. *	25,917	182,715
LoJack Corp. *	6,052	134,899
Measurement Specialties, Inc. *	4,893	115,866
Medis Technologies, Ltd. * (a)	7,307	107,340
Mentor Graphics Corp. *	26,899	354,260
Mercury Computer Systems, Inc. *	7,772	94,818
Newport Corp. *	10,927	169,150
OSI Systems, Inc. *	4,882	133,523
Park Electrochemical Corp.	6,362	179,281
Rogers Corp. *	5,541	205,017
SiRF Technology Holdings, Inc. * (a)	16,432	340,800
Sonic Innovations, Inc. *	8,889	77,779
Stoneridge, Inc. *	4,961	61,219
Supertex, Inc. *	3,669	114,986
Sycamore Networks, Inc. *	55,985	225,060
Syntax-Brillian Corp. * (a)	17,969	88,407
Taser International, Inc. * (a)	19,426	271,187
Technitrol, Inc.	12,706	364,281
TTM Technologies, Inc. *	13,250	172,250
Universal Display Corp. * (a)	8,241	129,466
X-Rite, Inc.	9,349	138,085
Zoran Corp. *	15,405	308,716
Zygo Corp. *	6,335	90,527

		9,514,897
Energy - 0.81%
Alon USA Energy, Inc.	4,055	178,460
Aventine Renewable Energy Holdings, Inc. * (a)	10,222	173,467
Energy Conversion Devices, Inc. * (a)	12,243	377,329
Evergreen Energy, Inc. * (a)	26,303	158,607
Evergreen Solar, Inc. * (a)	29,336	272,825
Fuelcell Energy, Inc. * (a)	20,748	164,324
Hanover Compressor Company *	28,657	683,469
Headwaters, Inc. *	12,428	214,632
Horizon Offshore, Inc. *	10,299	197,741
New Jersey Resources Corp.	8,726	445,200
Ormat Technologies, Inc.	4,279	161,233
Pacific Ethanol, Inc. * (a)	11,118	146,758
Rosetta Resources, Inc. * (a)	15,911	342,723
VeraSun Energy Corp. * (a)	10,414	150,795
Verenium Corp. * (a)	10,512	53,296

		3,720,859

The accompanying notes are an integral part of the financial statements. 104

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 2.93%
Accredited Home Lenders Holding Company *	6,523	$89,169
Actrade Financial Technologies, Ltd. *	722	917
Advance America Cash Advance Centers, Inc.	20,955	371,742
Advanta Corp., Class B	11,617	361,753
Asset Acceptance Capital Corp. *	5,666	100,288
Asta Funding, Inc. (a)	3,602	138,425
Authorize.Net Holdings, Inc. *	9,011	161,207
Bankrate, Inc. *	3,420	163,886
Calamos Asset Management, Inc.	7,389	188,789
Capital Southwest Corp.	992	154,544
Cass Information Systems, Inc. (a)	2,274	82,455
Centerline Holding Company (a)	16,179	291,222
City Holding Company	5,984	229,367
Clayton Holdings, Inc. *	3,981	45,344
Cohen & Steers, Inc. (a)	5,418	235,412
Cowen Group, Inc. *	5,315	95,192
Delphi Financial Group, Inc.	13,815	577,743
Delta Financial Corp.	5,584	68,516
Dollar Financial Corp. *	5,081	144,808
Encore Capital Group, Inc. *	5,633	70,300
Evercore Partners, Inc.	2,993	89,102
FCStone Group, Inc. *	1,855	106,310
Federal Agricultural Mortgage Corp., Class C	3,676	125,793
Financial Federal Corp.	8,642	257,704
Fremont General Corp. (a)	21,135	227,413
Friedman, Billings, Ramsey Group, Inc. (a)	49,210	268,687
GFI Group, Inc. *	4,936	357,761
Heartland Payment Systems, Inc. (a)	4,943	144,978
HFF, Inc. *	5,675	88,019
Interactive Brokers Group, Inc. *	12,405	336,548
Interactive Data Corp.	11,035	295,517
International Securities Exchange
Holdings, Inc.	12,074	789,036
Investors Bancorp, Inc. *	16,429	220,641
KBW, Inc. *	9,105	267,505
Knight Capital Group, Inc. *	32,158	533,823
LaBranche & Company, Inc. * (a)	16,641	122,811
Ladenburg Thalmann Financial Services, Inc. * (a)	31,546	72,556
MarketAxess Holdings, Inc. * (a)	9,865	177,471
MCG Capital Corp.	19,990	320,240
MVC Capital, Inc.	7,953	149,596
National Financial Partners Corp.	11,616	537,937
NBT Bancorp, Inc.	11,158	251,724
Nelnet, Inc., Class A	5,583	136,449
NewStar Financial, Inc. *	4,602	65,486
Ocwen Financial Corp. *	11,652	155,321
optionsXpress Holdings, Inc.	13,552	347,744
Patriot Capital Funding, Inc.	7,147	106,133
PennantPark Investment Corp.	10,717	150,467
Penson Worldwide, Inc. *	4,578	112,298
Piper Jaffray Companies, Inc. *	5,814	324,014
Portfolio Recovery Associates, Inc. * (a)	5,025	301,601

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Prospect Capital Corp.	7,026	$122,744
RAM Holdings, Ltd. *	6,882	108,392
Sanders Morris Harris Group, Inc.	6,557	76,323
Stifel Financial Corp. *	4,666	274,781
SWS Group, Inc.	7,010	151,556
Technology Investment Capital Corp.	7,128	112,551
Thomas Weisel Partners Group, Inc. *	6,937	115,501
UMB Financial Corp.	9,734	358,893
United Community Financial Corp.	10,584	105,628
Waddell & Reed Financial, Inc., Class A	25,949	674,933
World Acceptance Corp. *	5,594	239,032
WSFS Financial Corp.	2,510	164,229

		13,516,327
Food & Beverages - 1.18%
Cal-Maine Foods, Inc.	4,522	74,070
Chiquita Brands International, Inc. * (a)	13,353	253,173
Coca-Cola Bottling Company	2,216	111,465
Flowers Foods, Inc.	16,044	535,228
Green Mountain Coffee Roasters, Inc. *	1,822	143,464
Hain Celestial Group, Inc. *	12,599	341,937
Imperial Sugar Company (a)	4,012	123,529
J & J Snack Foods Corp.	4,762	179,718
Jones Soda Company * (a)	8,190	114,824
Lance, Inc.	9,992	235,411
M & F Worldwide Corp. *	3,805	253,337
Nuco2, Inc. *	5,439	139,619
Performance Food Group Company *	11,151	362,296
Pilgrim's Pride Corp. (a)	12,569	479,759
Ralcorp Holdings, Inc. *	8,446	451,439
Sanderson Farms, Inc.	5,336	240,227
Seaboard Corp.	111	260,295
Spartan Stores, Inc.	6,973	229,481
Tootsie Roll Industries, Inc.	11,381	315,367
TreeHouse Foods, Inc. *	9,883	262,987
Winn-Dixie Stores, Inc. *	10,699	313,481

		5,421,107
Forest Products - 0.04%
Deltic Timber Corp.	3,349	183,592

Funeral Services - 0.05%
Stewart Enterprises, Inc., Class A	31,680	246,787

Furniture & Fixtures - 0.27%
American Woodmark Corp. (a)	3,844	133,002
Ethan Allen Interiors, Inc.	8,052	275,781
Furniture Brands International, Inc.	14,875	211,225
Hooker Furniture Corp.	4,190	94,024
Kimball International, Inc., Class B	8,277	115,961
La-Z-Boy, Inc. (a)	16,100	184,506
Sealy Corp.	13,795	227,893

		1,242,392

The accompanying notes are an integral part of the financial statements. 105

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities - 1.01%
American States Water Company	5,757	$204,777
Aquila, Inc. *	115,425	472,088
Cal Dive International, Inc. *	7,025	116,826
California Water Service Group	6,458	242,110
Crosstex Energy, Inc.	11,861	340,767
Nicor, Inc. (a)	13,805	592,511
Northwest Natural Gas Company	8,497	392,476
Piedmont Natural Gas, Inc. (a)	23,133	570,228
SEMCO Energy, Inc. *	13,424	104,305
South Jersey Industries, Inc.	9,200	325,496
Southwest Gas Corp.	13,312	450,079
Southwest Water Company (a)	8,872	113,295
The Laclede Group, Inc.	7,281	232,118
WGL Holdings, Inc.	15,195	495,965

		4,653,041
Healthcare Products - 2.84%
Accuray, Inc. *	5,165	114,560
Align Technology, Inc. *	18,697	451,719
American Medical Systems Holdings, Inc. * (a)	22,425	404,547
AngioDynamics, Inc. *	6,668	120,091
Animal Health International, Inc. *	4,238	61,409
Arthrocare Corp. *	8,568	376,221
Aspect Medical Systems, Inc. *	5,686	85,063
Biosite, Inc. * (a)	4,675	432,391
Bruker BioSciences Corp. *	20,396	183,768
Cantel Medical Corp. *	4,105	69,826
Computer Programs & Systems, Inc.	3,131	96,998
Conceptus, Inc. * (a)	9,284	179,831
CONMED Corp. *	8,828	258,484
Cutera, Inc. *	4,320	107,654
Cyberonics, Inc. *	7,298	122,752
Cypress Biosciences, Inc. *	10,143	134,496
DJO, Inc. *	7,300	301,271
Foxhollow Technologies, Inc. *	6,260	132,962
Haemonetics Corp. *	8,208	431,823
Hologic, Inc. * (a)	16,708	924,119
ICU Medical, Inc. *	4,141	177,815
Inverness Medical Innovations, Inc. *	14,493	739,433
Kensey Nash Corp. *	4,203	112,682
Kyphon, Inc. *	14,132	680,456
LCA-Vision, Inc. (a)	6,230	294,430
LifeCell Corp. *	10,549	322,166
Mannkind Corp. * (a)	12,996	160,241
Merit Medical Systems, Inc. *	9,475	113,321
Micrus Endovascular Corp. *	4,909	120,761
Natus Medical, Inc. *	6,829	108,718
Nuvasive, Inc. *	10,758	290,574
Orthofix International N.V. *	5,195	233,619
Owens & Minor, Inc.	12,541	438,183
Polymedica Corp.	7,108	290,362
PSS World Medical, Inc. *	20,949	381,691

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Sirona Dental Systems, Inc. *	5,205	$196,905
SonoSite, Inc. *	5,196	163,310
Spectranetics Corp. * (a)	10,683	123,068
Stereotaxis, Inc. * (a)	8,077	105,486
STERIS Corp.	20,132	616,039
SurModics, Inc. *	4,774	238,700
Symmetry Medical, Inc. *	11,123	178,079
The Medicines Company *	16,116	283,964
Thoratec Corp. *	16,589	305,072
USANA Health Sciences, Inc. * (a)	2,666	119,277
Ventana Medical Systems, Inc. *	9,216	712,120
Visicu, Inc. *	5,069	46,381
Volcano, Corp. *	7,444	150,443
Wright Medical Group, Inc. *	11,047	266,454
Zoll Medical Corp. *	6,542	145,952

		13,105,687
Healthcare Services - 1.68%
Air Methods Corp. *	3,338	122,404
Alliance Imaging, Inc. *	8,439	79,242
Amedisys, Inc. *	7,969	289,514
American Dental Partners, Inc. *	4,331	112,476
AMERIGROUP Corp. *	16,232	386,322
AMN Healthcare Services, Inc. *	10,822	238,084
Apria Healthcare Group, Inc. *	13,440	386,669
Assisted Living Concepts, Inc. *	18,711	199,272
Capital Senior Living Corp. *	8,519	80,249
CorVel Corp. *	2,724	71,205
Cross Country Healthcare, Inc. *	10,191	169,986
Emergency Medical Services Corp., Class A *	2,958	115,747
Emeritus Corp. *	1,940	60,101
Enzo Biochem, Inc. * (a)	9,418	140,799
Genesis HealthCare Corp. *	6,041	413,325
Healthextras, Inc. *	9,589	283,643
Healthsouth Corp. * (a)	24,423	442,301
Healthspring, Inc. *	14,596	278,200
Healthways, Inc. * (a)	10,827	512,875
Kindred Healthcare, Inc. *	9,287	285,297
LHC Group, Inc. *	4,576	119,891
Magellan Health Services, Inc. *	12,027	558,895
National Healthcare Corp.	2,331	120,280
Nighthawk Radiology Holdings, Inc. *	6,595	119,040
Odyssey Healthcare, Inc. *	10,783	127,886
Palomar Medical Technologies, Inc. *	5,827	202,255
Phase Forward, Inc. *	12,921	217,460
Psychiatric Solutions, Inc. *	16,770	608,080
Radiation Therapy Services, Inc. *	4,261	112,235
Skilled Healthcare Group Inc *	7,420	115,084
Sun Healthcare Group, Inc. *	13,435	194,673
Symbion, Inc. *	6,878	149,321
The Advisory Board Company *	5,624	312,469

The accompanying notes are an integral part of the financial statements. 106

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Town Sports International Holdings, Inc. *	5,327	$102,918

		7,728,198
Holdings Companies/Conglomerates - 0.38%
Florida East Coast, Inc.	11,397	945,723
Freedom Acquisition Holdings, Inc. *	16,823	185,221
Information Services Group, Inc. *	11,436	87,485
Marathon Acquisition Corp. *	12,376	97,523
NTR Acquisition Company *	9,241	87,512
PICO Holdings, Inc. *	4,829	208,903
United Industrial Corp.	2,672	160,267

		1,772,634
Homebuilders - 0.41%
Beazer Homes USA, Inc.	12,178	300,431
Champion Enterprises, Inc. * (a)	24,107	236,972
Hovnanian Enterprises, Inc., Class A * (a)	11,621	192,095
M/I Homes, Inc. (a)	4,124	109,699
Meritage Homes Corp. *	8,235	220,286
Standard Pacific Corp.	20,151	353,247
Walter Industries, Inc.	16,297	471,961

		1,884,691
Hotels & Restaurants - 1.99%
AFC Enterprises, Inc. *	9,637	166,624
Ameristar Casinos, Inc.	7,883	273,855
Applebee's International, Inc.	23,297	561,458
BJ's Restaurants, Inc. *	5,942	117,295
Bob Evans Farms, Inc.	11,365	418,800
Buffalo Wild Wings, Inc. *	4,812	200,131
California Pizza Kitchen, Inc. *	9,402	201,955
CBRL Group, Inc.	7,805	331,556
CEC Entertainment, Inc. *	9,004	316,941
Chipotle Mexican Grill, Inc. *	10,201	802,105
CKE Restaurants, Inc.	19,709	395,560
Denny's Corp. *	29,659	131,983
Domino's Pizza, Inc.	14,030	256,328
IHOP Corp.	5,523	300,617
Jack in the Box, Inc. *	9,706	688,544
Jamba, Inc. *	16,475	150,581
Krispy Kreme Doughnuts, Inc. * (a)	20,405	188,950
Landry's Restaurants, Inc.	5,512	166,793
Lodgian, Inc. *	6,445	96,868
Marcus Corp.	6,906	164,087
McCormick & Schmick's Seafood
Restaurants, Inc. *	5,081	131,801
Morgans Hotel Group Company *	6,480	157,982
O'Charley's, Inc.	8,156	164,425
P.F. Chang's China Bistro, Inc. * (a)	8,120	285,824
Papa John's International, Inc. *	7,019	201,866
Peets Coffee & Tea, Inc. *	5,113	125,933
RARE Hospitality International, Inc. *	9,989	267,406
Red Robin Gourmet Burgers, Inc. *	5,307	214,244
Ruby Tuesday, Inc.	17,028	448,347

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Ruth's Chris Steak House, Inc. *	6,239	$106,001
Sonic Corp. *	20,960	463,635
Texas Roadhouse, Inc., Class A *	16,717	213,810
The Steak & Shake Company *	9,857	164,513
Triarc Companies, Inc.	19,948	313,184

		9,190,002
Household Appliances - 0.11%
Consolidated Tomoka Land Company	2,068	143,292
Drew Industries, Inc. *	5,830	193,206
Libbey, Inc.	4,732	102,069
Lifetime Brands, Inc. (a)	3,847	78,671

		517,238
Household Products - 0.50%
Blyth, Inc.	8,032	213,491
Central Garden & Pet Company, Class A *	22,008	258,154
Cryolife, Inc. *	7,213	93,841
Select Comfort Corp. *	15,282	247,874
Tempur-Pedic International, Inc.	25,624	663,662
Tupperware Brands Corp.	19,225	552,526
TurboChef Technologies, Inc. *	6,362	88,559
WD-40 Company	6,082	199,915

		2,318,022
Industrial Machinery - 1.73%
Actuant Corp., Class A	8,521	537,334
Albany International Corp., Class A	9,057	366,265
Badger Meter, Inc. (a)	4,959	140,141
Briggs & Stratton Corp. (a)	15,278	482,174
Cascade Corp.	3,665	287,483
Chart Industries, Inc. *	4,126	117,343
Circor International, Inc.	5,509	222,729
Cognex Corp.	13,743	309,355
Dionex Corp. *	5,899	418,770
EnPro Industries, Inc. *	6,704	286,864
Flow International Corp. *	12,029	151,565
Gehl Company *	3,683	111,816
Gorman-Rupp Company	3,818	121,641
H&E Equipment Services, Inc. *	5,659	156,981
Intevac, Inc. *	6,598	140,273
Kadant, Inc. *	4,759	148,481
Lindsay Corp. (a)	3,821	169,232
Lufkin Industries, Inc.	4,723	304,870
Middleby Corp. *	4,291	256,688
NACCO Industries, Inc., Class A	1,820	282,992
NATCO Group, Inc. *	5,440	250,458
OYO Geospace Corp. *	1,314	97,486
Raser Technologies, Inc. *	10,133	74,883
Regal-Beloit Corp.	9,907	461,072
Robbins & Myers, Inc.	4,440	235,897
Rofin-Sinar Technologies, Inc. *	4,896	337,824
Sauer-Danfoss, Inc.	3,512	104,517
Tecumseh Products Company, Class A *	5,163	81,111

The accompanying notes are an integral part of the financial statements. 107

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Tennant Company	5,320	$194,180
Tredegar Industries, Inc.	9,864	210,103
Twin Disc, Inc.	1,537	110,526
Valmont Industries, Inc.	5,803	422,226
Watts Water Technologies, Inc., Class A	9,692	363,159

		7,956,439
Industrials - 0.17%
Aecom Technology Corp. *	12,455	309,009
Brookfield Homes Corp. (a)	3,697	107,546
Clean Harbors, Inc. *	5,226	258,269
Michael Baker Corp. *	2,550	94,732

		769,556
Insurance - 3.50%
21st Century Insurance Group	11,300	247,018
Alfa Corp.	10,959	170,632
American Equity Investment Life Holding
Company	18,270	220,702
American Physicians Capital, Inc. *	3,491	141,385
Amerisafe, Inc. *	6,477	127,144
Amtrust Financial Services, Inc. (a)	8,256	155,130
Argonaut Group, Inc. *	10,854	338,753
Aspen Insurance Holdings, Ltd.	27,471	771,111
Assured Guaranty, Ltd.	13,224	390,901
Bristol West Holdings, Inc.	4,723	105,654
Citizens, Inc. Class A * (a)	13,625	95,920
CNA Surety Corp. *	5,637	106,596
Commerce Group, Inc.	16,830	584,338
eHealth, Inc. *	4,331	82,679
Employers Holdings, Inc.	17,000	361,080
Enstar Group, Ltd. *	2,248	271,356
FBL Financial Group, Inc., Class A	4,992	196,285
First Mercury Financial Corp. *	4,603	96,525
FPIC Insurance Group, Inc. *	3,377	137,680
Harleysville Group, Inc.	5,477	182,713
Hilb, Rogal and Hamilton Company	11,475	491,818
Horace Mann Educators Corp.	14,029	297,976
Infinity Property & Casualty Corp.	6,217	315,388
IPC Holdings, Ltd.	19,931	643,572
LandAmerica Financial Group, Inc.	5,344	515,643
Max Re Capital, Ltd.	18,976	537,021
Meadowbrook Insurance Group, Inc. *	9,173	100,536
Midland Company	3,296	154,714
Montpelier Re Holdings, Ltd.	34,901	647,065
National Western Life Insurance Company,
Class A *	791	200,060
Navigators Group, Inc. *	4,514	243,305
NYMAGIC, Inc.	2,426	97,525
Odyssey Re Holdings Corp.	8,958	384,209
Ohio Casualty Corp.	18,761	812,539
Phoenix Companies, Inc.	35,811	537,523
Platinum Underwriters Holdings, Ltd.	18,642	647,809

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
PMA Capital Corp., Class A *	12,042	$128,729
Presidential Life Corp.	7,738	152,129
Primus Guaranty, Ltd. *	14,364	153,982
ProAssurance Corp. *	10,582	589,100
PXRE Group, Ltd. *	21,652	100,465
RLI Corp.	6,947	388,685
Safety Insurance Group, Inc.	5,371	222,359
Scottish Re Group, Ltd. *	22,024	107,697
SeaBright Insurance Holdings, Inc. *	7,391	129,195
Security Capital Assurance, Ltd.	7,468	230,537
Selective Insurance Group, Inc.	17,600	473,088
State Auto Financial Corp.	5,135	157,388
Stewart Information Services Corp.	5,649	225,000
Tower Group, Inc.	6,551	208,977
Triad Guaranty, Inc. *	3,982	159,001
United America Indemnity Ltd. *	8,350	207,664
United Fire & Casualty Company	7,432	262,944
Universal American Financial Corp. *	12,591	267,936
Zenith National Insurance Corp.	11,587	545,632

		16,120,813
International Oil - 0.19%
ATP Oil & Gas Corp. *	6,874	334,351
BPZ Energy, Inc. * (a)	15,053	83,996
Callon Petroleum Company *	7,375	104,504
Parker Drilling Company *	34,751	366,275

		889,126
Internet Content - 0.56%
CMGI, Inc. *	154,791	301,842
CNET Networks, Inc. *	46,912	384,209
Harris Interactive, Inc. *	19,076	102,057
InfoSpace, Inc. *	10,055	233,377
Internet Cap Group, Inc. *	12,226	151,602
Liquidity Services, Inc. *	3,527	66,237
LoopNet, Inc. *	8,444	196,999
Move, Inc. *	31,693	141,985
RightNow Technologies, Inc. *	5,812	95,375
Safeguard Scientifics, Inc. *	39,413	110,751
Schawk, Inc., Class A	5,017	100,440
Sohu.com, Inc. *	8,659	277,001
SourceForge, Inc. *	22,893	96,609
The Knot, Inc. *	8,696	175,572
TheStreet.com, Inc.	6,615	71,971
Travelzoo, Inc. *	2,402	63,869

		2,569,896
Internet Retail - 0.44%
1-800-Flowers.com, Inc. *	8,422	79,420
Ariba, Inc. *	24,131	239,138
Blue Nile, Inc. *	4,191	253,136
Netflix, Inc. * (a)	14,582	282,745
Overstock.com, Inc. * (a)	5,282	96,502
PetMed Express, Inc. *	6,691	85,912

The accompanying notes are an integral part of the financial statements. 108

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
Priceline.com, Inc. * (a)	11,751	$807,764
Shutterfly, Inc. *	4,628	99,733
Stamps.com, Inc. *	6,320	87,090

		2,031,440
Internet Service Provider - 0.51%
Cogent Communications Group, Inc. *	15,564	464,897
Earthlink, Inc. *	38,121	284,764
Equinix, Inc. * (a)	9,781	894,668
eSPEED, Inc., Class A *	6,834	59,046
Imergent, Inc.	3,936	96,274
Online Resources Corp. *	8,790	96,514
Terremark Worldwide, Inc. * (a)	15,326	98,853
United Online, Inc.	20,747	342,118

		2,337,134
Internet Software - 0.90%
Agile Software Corp. *	20,143	162,353
Art Technology Group, Inc. *	39,303	104,546
Chordiant Software, Inc. *	10,349	162,065
Cybersource Corp. *	10,548	127,209
DealerTrack Holdings, Inc. *	10,479	386,046
Digital River, Inc. *	12,795	578,974
eResearch Technology, Inc. * (a)	12,820	121,918
Interwoven, Inc. *	13,615	191,155
Keynote Systems, Inc. *	5,652	92,693
Lionbridge Technologies, Inc. *	18,795	110,703
NIC, Inc. *	13,701	93,715
On2 Technologies, Inc. * (a)	36,014	108,042
Openwave Systems, Inc. * (a)	25,852	161,833
RealNetworks, Inc. *	31,590	258,090
S1 Corp. *	17,609	140,696
Sapient Corp. *	25,685	198,545
Switch & Data Facilities Company, Inc. *	4,167	79,965
TIBCO Software, Inc. *	64,922	587,544
VASCO Data Security International, Inc. *	8,115	184,697
Vignette Corp. *	9,277	177,747
Vocus, Inc. *	4,291	107,747

		4,136,283
Investment Companies - 0.37%
Apollo Investment Corp. (a)	30,583	658,146
Ares Cap Corp. (a)	21,319	359,225
GAMCO Investors, Inc.	1,860	104,253
Gladstone Capital Corp. (a)	5,171	110,970
Hercules Technology Growth Capital, Inc.	8,722	117,834
Kohlberg Capital Corp.	4,879	90,506
NGP Capital Resources Company (a)	6,594	110,252
U.S. Global Investors, Inc. (a)	3,784	85,783
WP Stewart & Company, Ltd.	7,401	80,597

		1,717,566
Leisure Time - 1.70%
Ambassadors International, Inc.	3,023	100,545
Arctic Cat, Inc.	4,386	86,843

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Bally Technologies, Inc. *	16,601	$438,598
Blockbuster, Inc., Class A * (a)	60,063	258,872
Bluegreen Corp. *	7,593	88,762
Callaway Golf Company (a)	22,504	400,796
Carmike Cinemas, Inc.	4,626	101,587
Churchill Downs, Inc.	3,230	169,187
Cinemark Holdings, Inc. *	8,469	151,510
Dover Downs Gaming & Entertainment, Inc.	5,406	81,144
Gaylord Entertainment Company *	12,677	679,994
Isle of Capri Casinos, Inc. *	4,992	119,608
K2, Inc. *	15,889	241,354
Lakes Gaming, Inc. * (a)	5,981	70,636
Life Time Fitness, Inc. * (a)	9,849	524,262
Monarch Casino & Resort, Inc. *	3,834	102,943
MTR Gaming Group, Inc. *	6,818	104,997
Multimedia Games, Inc. * (a)	8,080	103,101
National Cinemedia, Inc. *	13,043	365,335
Pinnacle Entertainment, Inc. *	18,470	519,931
Polaris Industries, Inc. (a)	11,114	601,934
Premier Exhibitions, Inc. * (a)	9,306	146,663
RC2 Corp. *	6,719	268,827
Riviera Holdings Corp. *	3,291	119,628
Shuffle Master, Inc. * (a)	11,088	184,061
Six Flags, Inc. *	22,049	134,278
Speedway Motorsports, Inc.	4,423	176,832
Steinway Musical Instruments, Inc. *	2,780	96,160
The Nautilus Group, Inc. (a)	10,137	122,050
Topps, Inc.	11,853	124,575
Trump Entertainment Resorts, Inc. * (a)	10,468	131,373
Vail Resorts, Inc. *	9,744	593,117
West Marine, Inc. *	5,227	71,924
WMS Industries, Inc. *	12,649	365,050

		7,846,477
Life Sciences - 0.24%
American Ecology Corp.	5,562	119,138
Arrowhead Research Corp. * (a)	11,031	55,486
Dawson Geophysical Company *	2,495	153,343
Halozyme Therapeutics, Inc. *	20,151	185,994
Incyte Corp. *	26,411	158,466
Ionatron, Inc. *	11,656	45,458
Omrix Biopharmaceuticals, Inc. *	4,320	135,907
Senomyx, Inc. *	10,259	138,497
Symyx Technologies, Inc. *	11,400	131,214

		1,123,503
Liquor - 0.11%
Boston Beer Company, Inc. *	3,088	121,513
Central European Distribution Corp. * (a)	10,994	380,612

		502,125
Manufacturing - 1.85%
Acuity Brands, Inc.	13,523	815,166
American Railcar Industries, Inc. (a)	3,207	125,073

The accompanying notes are an integral part of the financial statements. 109

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
AptarGroup, Inc.	21,437	$762,300
Barnes Group, Inc.	14,337	454,196
Blout International, Inc. *	12,156	159,001
Ceradyne, Inc. *	8,446	624,666
Coherent, Inc. *	9,670	295,032
ESCO Technologies, Inc. *	7,999	290,044
Force Protection, Inc. * (a)	21,199	437,547
Freightcar America, Inc.	2,353	112,568
GenTek, Inc. *	3,055	107,597
Goodman Global, Inc. *	11,741	260,885
Hardinge, Inc.	3,659	124,516
Hexcel Corp. *	29,276	616,845
Input/Output, Inc. * (a)	22,030	343,888
Insteel Industries, Inc. (a)	6,062	109,116
iRobot Corp. * (a)	4,970	98,655
Kaydon Corp.	8,824	459,907
Koppers Holdings, Inc.	5,565	187,429
Lancaster Colony Corp.	7,246	303,535
Mine Safety Appliances Company	8,736	382,287
Nordson Corp.	10,523	527,834
Park-Ohio Holdings Corp. *	2,990	81,627
Raven Industries, Inc.	5,133	183,299
Reddy Ice Holdings, Inc.	7,197	205,258
Smith & Wesson Holding Corp. * (a)	9,886	165,591
Spartan Motors, Inc.	10,086	171,664
Sturm Ruger & Company, Inc. *	7,568	117,455

		8,522,981
Medical-Hospitals - 0.46%
AmSurg Corp. *	9,485	228,968
Centene Corp. *	13,481	288,763
Cepheid, Inc. *	17,218	251,383
EV3, Inc. *	5,501	92,857
Hythiam, Inc. * (a)	10,435	90,263
Medcath Corp. *	3,087	98,167
MWI Veterinary Supply, Inc. *	2,877	114,763
Northstar Neuroscience, Inc. *	6,497	75,560
NxStage Medical, Inc. *	6,619	85,584
RehabCare Group, Inc. *	6,322	90,025
Sunrise Senior Living, Inc. *	13,729	549,023
Vital Images, Inc. *	5,509	149,624

		2,114,980
Metal & Metal Products - 1.25%
A. M. Castle & Company	3,450	123,890
Ampco-Pittsburgh Corp.	2,546	102,069
Brush Engineered Materials, Inc. *	6,476	271,927
Dynamic Materials Corp.	3,768	141,300
Gibraltar Industries, Inc.	7,808	172,947
Haynes International, Inc. *	3,638	307,156
Kaiser Aluminum Corp. *	4,731	344,795
L.B. Foster Company *	3,758	107,780
Ladish Company, Inc. *	4,766	204,938

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Matthews International Corp., Class A	9,898	$431,652
Metal Management, Inc.	7,962	350,885
Mueller Industries, Inc.	11,623	400,296
Mueller Water Products, Inc. (a)	35,984	613,887
Quanex Corp.	11,534	561,706
RBC Bearings, Inc. *	6,736	277,860
RTI International Metals, Inc. *	7,161	539,725
Sun Hydraulics, Inc.	2,425	119,431
Universal Stainless & Alloy Products, Inc. *	2,240	78,915
USEC, Inc. *	27,142	596,581

		5,747,740
Mining - 0.49%
AMCOL International Corp.	8,132	222,085
Apex Silver Mines, Ltd. *	18,139	366,045
Coeur d'Alene Mines Corp. * (a)	85,929	308,485
Compass Minerals International, Inc.	10,062	348,749
Hecla Mining Company *	37,277	318,345
Idaho General Mines, Inc. * (a)	15,696	99,513
Royal Gold, Inc. (a)	7,517	178,679
Stillwater Mining Company *	13,000	143,130
U.S. Gold Corp. *	15,110	83,105
Uranium Resources, Inc. *	16,525	182,271

		2,250,407
Mobile Homes - 0.10%
Fleetwood Enterprises, Inc. *	20,154	182,394
Winnebago Industries, Inc. (a)	9,830	290,181

		472,575
Newspapers - 0.06%
Lee Enterprises, Inc.	14,387	300,113

Office Furnishings & Supplies - 0.53%
Acco Brands Corp. *	16,780	386,779
Herman Miller, Inc.	19,559	618,064
IKON Office Solutions, Inc.	33,307	519,922
Knoll, Inc.	15,366	344,199
United Stationers, Inc. *	8,530	568,439

		2,437,403
Paper - 0.49%
Bowater, Inc. (a)	17,262	430,687
Buckeye Technologies, Inc. *	12,058	186,537
Chesapeake Corp.	7,335	92,201
Mercer International, Inc. *	9,716	99,103
Neenah Paper, Inc.	4,691	193,551
P.H. Glatfelter Company	14,115	191,823
Potlatch Corp.	12,084	520,216
Rock-Tenn Company, Class A	10,694	339,214
Wausau-Mosinee Paper Corp.	14,065	188,471

		2,241,803
Petroleum Services - 1.62%
Atwood Oceanics, Inc. *	8,430	578,467
Basic Energy Services, Inc. *	12,830	328,063

The accompanying notes are an integral part of the financial statements. 110

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Bronco Drilling Company, Inc. *	8,300	$136,203
Complete Production Services, Inc. *	13,291	343,572
Delek U.S. Holdings, Inc.	3,655	97,406
Dril-Quip, Inc. *	8,196	368,410
Energy Infrastructure Acquisition Corp. *	7,658	74,742
Flotek Industries, Inc. *	2,870	172,057
Grey Wolf, Inc. *	57,076	470,306
GulfMark Offshore, Inc. *	7,129	365,147
Hercules Offshore, Inc. * (a)	8,251	267,167
Hornbeck Offshore Services, Inc. *	7,111	275,622
Newpark Resources, Inc. *	28,216	218,674
PetroHawk Energy Corp. *	52,620	834,553
Petroleum Development Corp. *	4,719	224,058
Pioneer Drilling Company *	15,543	231,746
Rentech, Inc. * (a)	52,086	134,903
RPC, Inc.	10,051	171,269
Superior Well Services, Inc. *	5,057	128,498
Trico Marine Services, Inc. *	3,820	156,162
Universal Compression Holdings, Inc. *	9,312	674,841
W-H Energy Services, Inc. *	9,405	582,264
Willbros Group, Inc. *	8,228	244,207
World Fuel Services Corp.	8,945	376,227

		7,454,564
Pharmaceuticals - 2.06%
Adams Respiratory Therapeutics, Inc. *	11,094	436,993
Akorn, Inc. * (a)	16,910	118,201
Alexion Pharmaceuticals, Inc. *	11,286	508,547
Alexza Pharmaceuticals, Inc. *	6,697	55,384
Alkermes, Inc. *	31,238	456,075
Allos Therapeutics, Inc. * (a)	13,796	60,978
Altus Pharmaceuticals, Inc. *	6,821	78,714
American Oriental Bioengineering, Inc. * (a)	14,103	125,517
Array BioPharma, Inc. *	14,801	172,728
Auxilium Pharmaceuticals, Inc. *	8,889	141,691
Beijing Med-Pharm Corp. *	8,836	94,280
Bentley Pharmaceuticals, Inc. *	7,003	85,016
Bionovo, Inc. * (a)	15,267	58,931
Bradley Pharmaceuticals, Inc., Class A *	4,140	89,879
Cadence Pharmaceuticals, Inc. *	5,343	64,811
Caraco Pharmaceutical Labs *	3,666	55,650
Cubist Pharmaceuticals, Inc. *	17,195	338,913
CytRx Corp. *	27,947	87,195
Encysive Pharmaceuticals, Inc. * (a)	20,195	35,947
Enzon Pharmaceuticals, Inc. *	15,350	120,497
Idenix Pharmaceuticals, Inc. * (a)	8,586	50,657
Indevus Pharmaceuticals, Inc. *	18,829	126,719
Isis Pharmaceuticals, Inc. * (a)	25,642	248,214
Javelin Pharmaceuticals, Inc. *	13,720	84,927
Ligand Pharmaceuticals, Inc., Class B *	28,165	193,775
Medicis Pharmaceutical Corp., Class A (a)	17,307	528,556
Minrad International, Inc. *	16,161	95,835

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nastech Pharmaceutical Company, Inc. * (a)	8,246	$89,964
Noven Pharmaceuticals, Inc. *	8,075	189,359
Onyx Pharmaceuticals, Inc. * (a)	14,641	393,843
OSI Pharmaceuticals, Inc. *	17,822	645,335
Par Pharmaceutical Companies, Inc. *	11,213	316,543
Penwest Pharmaceuticals Company * (a)	7,825	97,578
Pharmion Corp. *	8,110	234,784
Poniard Pharmaceuticals, Inc. *	7,662	52,102
POZEN, Inc. * (a)	8,006	144,668
Prestige Brands Holdings, Inc. *	10,808	140,288
Regeneron Pharmaceuticals, Inc. *	19,785	354,547
Rigel Pharmaceuticals, Inc. *	9,871	87,951
Salix Pharmaceuticals, Ltd. *	14,859	182,766
Santarus, Inc. *	17,284	89,358
Sciele Pharma, Inc. * (a)	11,004	259,254
Somaxon Pharmaceuticals, Inc. *	3,408	41,441
Supergen, Inc. *	17,366	96,555
Trubion Pharmaceuticals Inc *	2,901	60,573
United Therapeutics Corp. * (a)	6,413	408,893
Valeant Pharmaceuticals International	29,606	494,124
Vanda Pharmaceuticals, Inc. *	8,299	168,138
ViroPharma, Inc. *	21,717	299,695
XOMA, Ltd. * (a)	41,886	127,333

		9,489,722
Photography - 0.03%
CPI Corp.	1,687	117,247
Plastics - 0.08%
AEP Industries, Inc. *	2,274	102,353
Spartech Corp.	9,995	265,367

		367,720
Pollution Control - 0.04%
Fuel Tech, Inc. *	5,492	188,101

Publishing - 0.65%
American Greetings Corp., Class A	17,061	483,338
Consolidated Graphics, Inc. *	3,308	229,178
Courier Corp.	3,707	148,280
GateHouse Media, Inc. (a)	4,799	89,021
Martha Stewart Living
Omnimedia, Inc., Class A *	8,570	147,404
Media General, Inc., Class A	6,988	232,491
Multi-Color Corp.	2,185	85,892
Playboy Enterprises, Inc., Class B *	7,708	87,332
PRIMEDIA, Inc. *	83,345	237,533
Scholastic Corp. *	10,723	385,385
Sun-Times Media Group, Inc.	21,101	110,780
Valassis Communications, Inc. *	14,966	257,266
VistaPrint, Ltd. *	13,392	512,244

		3,006,144
Railroads & Equipment - 0.22%
Genesee & Wyoming, Inc., Class A *	11,016	328,717
Greenbrier Company, Inc.	5,062	152,974

The accompanying notes are an integral part of the financial statements. 111

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Railroads & Equipment (continued)
Wabtec Corp.	14,994	$547,731

		1,029,422
Real Estate - 6.43%
Acadia Realty Trust, REIT	10,079	261,550
Affordable Residential Communities, REIT *	14,692	173,659
Alesco Financial, Inc., REIT	24,351	197,974
Alexander's, Inc., REIT *	627	253,465
Alexandria Real Estate Equities, Inc., REIT	8,966	868,088
American Campus Communities, Inc., REIT	7,414	209,742
American Financial Realty Trust, REIT	40,136	414,204
American Home Mortgage Investment Corp.,
REIT (a)	15,169	278,806
Anthracite Capital, Inc., REIT	19,478	227,893
Anworth Mortgage Asset Corp., REIT	15,080	136,474
Arbor Realty Trust, Inc., REIT	4,190	108,144
Ashford Hospitality Trust, Inc., REIT	33,009	388,186
Associated Estates Realty Corp., REIT	6,318	98,498
Avatar Holdings, Inc. * (a)	1,908	146,801
BioMed Realty Trust, Inc., REIT	20,199	507,399
Capital Lease Funding, Inc., REIT	14,377	154,553
Capital Trust, Inc., Class A, REIT	4,385	149,704
CBRE Realty Finance Inc., REIT	9,711	115,464
Cedar Shopping Centers, Inc., REIT	14,115	202,550
Corporate Office Properties Trust, REIT	11,985	491,505
Cousins Properties, Inc., REIT	12,461	361,494
Crescent Real Estate Equities Company, REIT	24,289	545,045
Crystal River Capital, Inc., REIT	7,888	191,521
DCT Industrial Trust, Inc., REIT	51,859	558,003
Deerfield Triarc Capital Corp., REIT	16,290	238,323
DiamondRock Hospitality Company, REIT	29,288	558,815
Digital Realty Trust, Inc., REIT	16,392	617,651
EastGroup Properties, Inc., REIT	7,532	330,052
Education Realty Trust, Inc., REIT	9,418	132,135
Entertainment Properties Trust, REIT	8,280	445,298
Equity Inns, Inc., REIT	17,076	382,502
Equity Lifestyle Properties, Inc., REIT	6,356	331,720
Equity One, Inc., REIT	11,158	285,087
Extra Space Storage, Inc., REIT	20,098	331,617
FelCor Lodging Trust, Inc., REIT	19,334	503,264
First Industrial Realty Trust, Inc., REIT	13,935	540,121
First Potomac Realty Trust, REIT	8,135	189,464
Franklin Street Properties Corp., REIT (a)	18,504	306,056
Getty Realty Corp., REIT (a)	5,792	152,214
Glimcher Realty Trust, REIT (a)	11,892	297,300
GMH Communities Trust, REIT	10,748	104,148
Gramercy Captial Corp., REIT	5,919	163,009
Grubb & Ellis Company *	5,802	67,303
Healthcare Realty Trust, Inc., REIT	14,737	409,394
Hersha Hospitality Trust, REIT	13,623	161,024
Highland Hospitality Corp., REIT	18,918	363,226
Highwoods Properties, Inc., REIT	17,446	654,225
Home Properties, Inc., REIT (a)	10,167	527,972

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Impac Mortgage Holdings, Inc., REIT (a)	23,945	$110,386
Inland Real Estate Corp., REIT	18,487	313,909
Innkeepers USA Trust, REIT	14,625	259,301
Investors Real Estate Trust, SBI, REIT (a)	16,958	175,176
Jer Investors Trust, Inc., REIT	8,686	130,290
Kite Realty Group Trust, REIT	6,885	130,953
LaSalle Hotel Properties, REIT	12,303	534,196
Lexington Corporate Property Trust, REIT (a)	20,442	425,194
LTC Properties, Inc., REIT	8,082	183,865
Luminent Mortgage Capital, Inc., REIT (a)	15,146	152,823
Maguire Properties, Inc., REIT	11,552	396,580
Medical Properties Trust, Inc., REIT	15,716	207,923
Meruelo Maddux Properties, Inc. *	14,814	120,882
MFA Mortgage Investments, Inc., REIT	26,989	196,480
Mid-America Apartment Communities, Inc.,
REIT	7,932	416,271
Mission West Properties, Inc., REIT	7,816	108,955
National Health Investments, Inc., REIT	7,331	232,539
National Retail Properties, Inc., REIT	20,561	449,463
Nationwide Health Properties, Inc., REIT	27,426	745,987
Newcastle Investment Corp., REIT	12,968	325,108
NorthStar Realty Finance Corp., REIT	19,137	239,404
Novastar Financial, Inc., REIT (a)	12,371	86,350
Omega Healthcare Investors, REIT	20,943	331,528
Parkway Properties, Inc., REIT	5,036	241,879
Pennsylvania Real Estate
Investment Trust, REIT	9,833	435,897
Post Properties, Inc., REIT	13,276	692,078
PS Business Parks, Inc., REIT	4,978	315,456
RAIT Investment Trust, REIT	19,610	510,252
Ramco-Gershenson Properties Trust, REIT	5,901	212,023
Realty Income Corp., REIT (a)	31,039	781,872
Redwood Trust, Inc., REIT (a)	6,510	314,954
Republic Property Trust, REIT	10,030	122,867
Resource Capital Corp., REIT	7,499	104,836
Saul Centers, Inc., REIT	3,464	157,092
Senior Housing Properties Trust, REIT	25,888	526,821
Sovran Self Storage, Inc., REIT	6,511	313,570
Spirit Finance Corp., REIT	35,309	514,099
Strategic Hotel Cap, Inc., REIT	22,913	515,313
Sun Communities, Inc., REIT	5,569	165,789
Sunstone Hotel Investors, Inc., REIT	19,301	547,955
Tanger Factory Outlet Centers, Inc., REIT	9,710	363,639
Thomas Properties Group, Inc.	8,312	132,826
Universal Health Realty Income Trust, REIT	4,626	154,046
Urstadt Biddle Properties, Inc., REIT	8,388	142,680
U-Store-It Trust, REIT	14,540	238,311
Washington Real Estate Investment Trust,
REIT	13,922	473,348
Winston Hotels, Inc., REIT	9,093	136,395
Winthrop Realty Trust, REIT (a)	18,069	124,857

		29,645,060

The accompanying notes are an integral part of the financial statements. 112

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Grocery - 0.41%
Ingles Markets, Inc.	4,104	$141,383
Nash Finch Company	4,262	210,969
Pathmark Stores, Inc. *	10,611	137,519
PriceSmart, Inc. *	4,355	107,699
Ruddick Corp.	12,981	390,988
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	6,098	204,527
United Natural Foods, Inc. *	13,475	358,165
Weis Markets, Inc.	4,177	169,210
Wild Oats Markets, Inc. * (a)	9,493	159,103

		1,879,563
Retail Trade - 3.71%
99 Cents Only Stores *	14,556	190,829
A.C. Moore Arts & Crafts, Inc. *	6,648	130,367
Aaron Rents, Inc., Class B	14,685	428,802
Aeropostale, Inc. *	16,064	669,548
Big 5 Sporting Goods Corp.	7,401	188,726
Bon-Ton Stores, Inc.	3,257	130,475
Books-A-Million, Inc.	5,095	86,309
Borders Group, Inc.	18,158	346,091
Build A Bear Workshop, Inc. *	4,997	130,622
Building Materials Holding Corp. (a)	9,788	138,892
Cabela's, Inc. * (a)	12,147	268,813
Cache, Inc. *	4,367	57,950
Casey's General Stores, Inc.	15,953	434,879
Cash America International, Inc.	9,311	369,181
Casual Male Retail Group, Inc. * (a)	11,740	118,574
Cato Corp., Class A	9,606	210,756
Charlotte Russe Holding, Inc. *	7,998	214,906
Charming Shoppes, Inc. *	38,632	418,385
Children's Place Retail Stores, Inc. *	7,006	361,790
Christopher & Banks Corp. (a)	11,431	196,042
Citi Trends, Inc. *	4,410	167,404
Conn's, Inc. *	3,897	111,298
CSS Industries, Inc.	2,634	104,333
DSW, Inc., Class A * (a)	5,137	178,870
Eddie Bauer Holdings, Inc. *	9,798	125,904
Finish Line, Inc.	13,716	124,953
First Cash Financial Services, Inc. *	8,330	195,255
Fossil, Inc. *	13,602	401,123
Fred's, Inc., Class A	12,884	172,388
FTD Group, Inc.	6,459	118,910
Gaiam, Inc., Class A * (a)	5,903	107,612
Genesco, Inc. *	7,059	369,256
Guitar Center, Inc. *	9,192	549,774
Haverty Furniture Companies, Inc.	8,020	93,593
Hibbett Sports, Inc. *	10,008	274,019
Hot Topic, Inc. *	14,115	153,430
J. Crew Group, Inc. *	12,129	656,058
Jo-Ann Stores, Inc. *	7,790	221,470
Kenneth Cole Productions, Inc., Class A	3,553	87,759
Longs Drug Stores Corp.	10,210	536,229

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Marinemax, Inc. * (a)	5,646	$113,033
New York & Company, Inc. *	7,367	80,742
NexCen Brands, Inc. *	13,345	148,663
Pacific Sunwear of California, Inc. *	21,872	481,184
Pantry, Inc. *	7,210	332,381
Payless ShoeSource, Inc. *	20,244	638,698
Pier 1 Imports, Inc. (a)	27,791	235,946
Regis Corp.	13,740	525,555
Rent-A-Center, Inc. *	21,935	575,355
Retail Ventures, Inc. *	8,787	141,734
School Specialty, Inc. *	6,738	238,795
Shoe Carnival, Inc. *	3,140	86,319
Sonic Automotive, Inc.	9,704	281,125
Spectrum Brands, Inc. *	12,707	86,026
Stein Mart, Inc.	8,443	103,511
Steven Madden, Ltd. *	6,631	217,232
Systemax, Inc. *	3,372	70,171
Talbots, Inc. (a)	7,535	188,601
The Buckle, Inc.	4,424	174,306
The Dress Barn, Inc. *	14,708	301,808
The Men's Wearhouse, Inc.	16,834	859,712
The Wet Seal, Inc., Class A *	26,741	160,713
Tuesday Morning Corp.	10,230	126,443
Tween Brands, Inc. *	9,552	426,019
ValueVision Media, Inc., Class A *	9,889	111,943
Zale Corp. *	15,248	363,055
Zumiez, Inc. *	5,381	203,294

		17,113,939
Sanitary Services - 0.25%
Casella Waste Systems, Inc., Class A *	8,032	86,585
Darling International, Inc. *	25,491	232,988
Insituform Technologies, Inc., Class A * (a)	8,750	190,837
Waste Connections, Inc. *	20,997	634,949

		1,145,359
Semiconductors - 2.97%
Actel Corp. *	8,966	124,717
Advanced Analogic Technologies, Inc. *	12,197	118,311
Advanced Energy Industries, Inc. *	11,122	252,025
American Superconductor Corp. * (a)	10,996	212,333
Amis Holdings, Inc. *	20,686	258,989
Amkor Technology, Inc. *	32,482	511,592
Applied Micro Circuits Corp. *	87,502	218,755
Asyst Technologies, Inc. *	16,871	121,977
ATMI, Inc. *	10,747	322,410
Axcelis Technologies, Inc. *	31,766	206,161
Brooks Automation, Inc. *	23,543	427,305
Cirrus Logic, Inc. *	27,548	228,648
Conexant Systems, Inc. *	152,653	210,661
Credence Systems Corp. *	31,357	112,885
Cymer, Inc. *	11,106	446,461
Diodes, Inc. *	6,234	260,394

The accompanying notes are an integral part of the financial statements. 113

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
DSP Group, Inc. *	8,969	$183,595
Emulex Corp. *	26,432	577,275
Entegris, Inc. * (a)	41,847	497,142
Exar Corp. *	11,778	157,825
FormFactor, Inc. *	14,780	566,074
Genesis Microchip, Inc. *	12,036	112,657
Hittite Microwave Corp. *	5,106	218,179
IXYS Corp. *	9,863	82,356
Kulicke & Soffa Industries, Inc. *	18,240	190,973
Lattice Semiconductor Corp. *	35,921	205,468
LTX Corp. *	19,736	109,732
Mattson Technology, Inc. *	16,735	162,330
Micrel, Inc.	17,379	221,061
Microsemi Corp. *	23,711	567,878
Microtune, Inc. *	17,411	91,060
MIPS Technologies, Inc., Class A *	15,026	132,079
MKS Instruments, Inc. *	15,651	433,533
Netlogic Microsystems, Inc. *	5,420	172,573
OmniVision Technologies, Inc. * (a)	17,082	309,355
ON Semiconductor Corp. *	75,459	808,921
Pericom Semiconductor Corp. *	9,672	107,940
Photronics, Inc. *	13,073	194,526
PLX Technology, Inc. *	9,453	105,496
PMC-Sierra, Inc. *	66,179	511,564
Rudolph Technologies, Inc. *	9,213	153,028
Semitool, Inc. *	7,671	73,718
Semtech Corp. *	22,486	389,682
Silicon Image, Inc. *	27,231	233,642
Skyworks Solutions, Inc. *	49,623	364,729
Spansion, Inc. *	27,687	307,326
Techwell, Inc. *	5,051	66,168
Tessera Technologies, Inc. *	14,839	601,721
Triquint Semiconductor, Inc. *	43,468	219,948
Ultra Clean Holdings, Inc. *	6,295	88,004
Ultratech, Inc. *	8,322	110,932
Veeco Instruments, Inc. *	10,244	212,461
Volterra Semiconductor Corp. * (a)	6,647	94,387

		13,668,962
Software - 3.23%
Actuate Corp. *	19,890	135,053
Advent Software, Inc. *	5,917	192,598
Allscripts Healthcare Solution, Inc. * (a)	17,206	438,409
American Reprographics Company *	9,251	284,838
ANSYS, Inc. *	24,198	641,247
AsiaInfo Holdings, Inc. *	10,359	100,482
Aspen Technology, Inc. *	27,595	386,330
Avid Technology, Inc. * (a)	12,831	453,576
Blackbaud, Inc.	13,806	304,836
Blackboard, Inc. *	8,866	373,436
Borland Software Corp. *	23,974	142,406
Bottomline Technologies, Inc. *	7,539	93,107

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
CIBER, Inc. *	17,403	$142,357
Commvault Systems, Inc. *	11,295	195,065
Concur Technologies, Inc. *	11,939	272,806
Covansys Corp. *	8,731	296,243
DivX, Inc. *	7,374	110,610
Eclipsys Corp. *	14,469	286,486
Epicor Software Corp. *	18,440	274,203
EPIQ Systems, Inc. *	8,603	139,016
FARO Technologies, Inc. *	4,680	149,105
i2 Technologies, Inc. * (a)	4,998	93,163
Igate Corp. *	7,489	60,062
InfoUSA, Inc.	10,559	107,913
Innerworkings, Inc. *	7,505	120,230
Interactive Intelligence, Inc. *	4,326	89,116
Intermediate Telephone, Inc.	7,146	171,004
iPass, Inc. * (a)	16,747	90,769
JDA Software Group, Inc. *	8,304	163,008
Lawson Software, Inc. *	40,630	401,831
Macrovision Corp. *	16,583	498,485
Magma Design Automation, Inc. *	12,250	171,990
Manhattan Associates, Inc. *	8,556	238,798
Mantech International Corp. *	6,092	187,816
MicroStrategy, Inc., Class A *	3,001	283,564
Monolithic Power Systems, Inc. *	7,330	127,908
MSC Software Corp. *	14,125	191,252
Nuance Communications, Inc. *	41,025	686,348
Omnicell, Inc. *	10,579	219,832
Omniture, Inc. * (a)	8,799	201,673
OpenTV Corp., Class A *	48,102	101,976
Opsware, Inc. *	27,475	261,287
Packeteer, Inc. *	11,849	92,541
PDF Solutions, Inc. *	8,142	96,320
Progress Software Corp. *	12,950	411,680
Quality Systems, Inc. (a)	5,548	210,658
Secure Computing Corp. *	14,892	113,030
Smith Micro Software, Inc. *	9,409	141,700
Solera Holdings, Inc. *	8,217	159,245
SPSS, Inc. *	5,793	255,703
Sybase, Inc. *	28,373	677,831
Synchronoss Technologies, Inc. *	5,797	170,084
Take-Two Interactive Software, Inc. * (a)	22,699	453,299
Taleo Corp. *	4,978	112,154
THQ, Inc. *	20,797	634,724
Tradestation Group, Inc. *	8,886	103,522
Transaction Systems Architects, Inc., Class A *	11,669	392,779
TriZetto Group, Inc. *	14,483	280,391
Ultimate Software Group, Inc. *	8,210	237,515
Unica Corp. *	3,467	57,205
Visual Sciences, Inc. *	6,270	96,997
Websense, Inc. *	14,131	300,284

		14,877,896

The accompanying notes are an integral part of the financial statements. 114

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel - 0.44%
Northwest Pipe Company *	3,185	$113,290
Olympic Steel, Inc.	3,042	87,184
Ryerson, Inc.	8,250	310,612
Schnitzer Steel Industries, Inc.	6,796	325,800
Texas Industries, Inc.	8,504	666,799
Wheeling-Pittsburgh Corp. *	3,796	72,238
Worthington Industries, Inc. (a)	21,437	464,111

		2,040,034
Telecommunications Equipment &
Services - 2.89%
ADTRAN, Inc.	18,085	469,667
Aeroflex, Inc. *	23,021	326,208
Alaska Communications Systems Group, Inc.	13,645	216,137
Andrew Corp. *	48,009	693,250
Arris Group, Inc. *	33,800	594,542
Aruba Networks, Inc. *	2,486	49,969
Atheros Communications, Inc. *	17,261	532,329
C-COR, Inc. *	15,549	218,619
Comtech Telecommunications Corp. *	7,176	333,110
Consolidated Communications Holdings, Inc.	6,661	150,539
CT Communications, Inc.	6,388	194,898
Ditech Networks, Inc. *	11,647	95,389
Eschelon Telecom, Inc. *	3,422	101,291
Fairpoint Communications, Inc.	11,323	200,983
FiberTower Corp. * (a)	32,018	138,638
Finisar Corp. * (a)	83,170	314,383
General Communication, Inc., Class A *	16,997	217,732
GeoEye, Inc. *	5,874	127,642
Global Crossing, Ltd. *	7,510	141,789
Golden Telecom, Inc.	4,850	266,798
Harmonic, Inc. *	24,896	220,828
Harris Stratex Networks, Inc., Class A *	8,191	147,274
Hughes Communications, Inc. *	2,054	107,178
iBasis, Inc. *	10,905	109,595
ICO Global Communications Holdings, Ltd. *	32,351	112,581
InterDigital Communication Corp. *	14,553	468,170
Iowa Telecommunications Services, Inc.	10,152	230,755
J2 Global Communications, Inc. *	15,273	533,028
Loral Space & Communications, Inc. *	3,608	177,802
Mastec, Inc. *	13,659	216,085
MRV Communications, Inc. * (a)	42,227	137,238
Network Equipment Technologies, Inc. *	8,722	83,208
Nextwave Wireless, Inc. *	8,349	69,714
NTELOS Holdings Corp.	8,663	239,445
Oplink Communications, Inc. *	7,159	107,385
OpNext, Inc. *	5,817	77,017
Optium Corp. *	4,096	51,814
Orbcomm, Inc. * (a)	8,188	134,365
PAETEC Holding Corp. *	21,969	248,030
Plantronics, Inc.	14,853	389,446
Polycom, Inc. *	28,367	953,131
Powerwave Technologies, Inc. * (a)	40,386	270,586

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Premiere Global Services, Inc. *	21,921	$285,411
RCN Corp. *	9,665	181,605
SAVVIS, Inc. *	8,542	422,914
Shenandoah Telecommunications Company	2,888	146,797
Sirenza Microdevices, Inc. *	12,373	146,868
Sonus Networks, Inc. *	78,273	666,886
SureWest Communications	4,811	131,052
Symmetricom, Inc. *	14,875	124,950
Tekelec, Inc. *	18,662	269,106
UTStarcom, Inc. * (a)	32,842	184,244
Viasat, Inc. *	7,426	238,375
Vonage Holdings Corp. *	20,193	62,800

		13,329,596
Telephone - 0.24%
Atlantic Tele-Network, Inc.	3,143	90,016
Cbeyond Communications, Inc. *	6,437	247,889
Centennial Communications Corp., Class A *	8,103	76,897
Cincinnati Bell, Inc. *	77,012	445,129
IDT Corp.	15,047	155,285
North Pittsburgh Systems, Inc.	5,020	106,675

		1,121,891
Tires & Rubber - 0.16%
Cooper Tire & Rubber Company	19,151	528,951
Myers Indiana, Inc.	8,817	194,944

		723,895
Tobacco - 0.26%
Alliance One International, Inc. *	29,937	300,867
Schweitzer Mauduit International, Inc.	5,133	159,123
Universal Corp.	8,327	507,281
Vector Group, Ltd. (a)	9,382	211,376

		1,178,647
Toys, Amusements & Sporting Goods - 0.17%
Jakks Pacific, Inc. *	8,834	248,589
Marvel Entertainment, Inc. *	16,807	428,242
Russ Berrie & Company, Inc. *	5,738	106,899

		783,730
Transportation - 0.93%
American Commercial Lines, Inc. *	19,318	503,234
Arlington Tankers, Ltd.	4,889	140,216
Atlas Air Worldwide Holdings, Inc. *	4,201	247,607
Bristow Group, Inc. * (a)	6,228	308,597
Double Hull Tankers, Inc.	7,580	118,172
Dynamex, Inc. *	4,267	108,936
Eagle Bulk Shipping, Inc. (a)	13,104	293,661
Genco Shipping & Trading, Ltd.	5,577	230,107
General Maritime Corp.	8,828	236,414
Golar LNG, Ltd.	10,927	182,044
Horizon Lines, Inc.	10,584	346,732
Knightsbridge Tankers, Ltd.	5,621	171,497

The accompanying notes are an integral part of the financial statements. 115

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
Marten Transport, Ltd. *	5,165	$93,022
Nordic American Tanker Shipping, Ltd.	8,341	340,646
Pacer International, Inc.	11,550	271,656
PHI, Inc. *	4,728	140,847
Saia, Inc. *	4,718	128,613
Ship Finance International, Ltd.	9,698	287,837
Ultrapetrol Bahamas Ltd. *	4,812	114,044

		4,263,882
Travel Services - 0.04%
Ambassadors Group, Inc.	5,076	180,350

Trucking & Freight - 0.65%
Arkansas Best Corp.	7,043	274,466
Celadon Group, Inc. *	8,145	129,505
EGL, Inc. *	10,264	477,071
Forward Air Corp.	9,462	322,559
Heartland Express, Inc.	18,030	293,889
Hub Group, Inc., Class A *	12,101	425,471
Knight Transportation, Inc. (a)	17,686	342,755
Old Dominion Freight Lines, Inc. *	9,312	280,757
Wabash National Corp. (a)	9,804	143,432
Werner Enterprises, Inc.	14,378	289,717

		2,979,622
Utility Service - 0.08%
Consolidated Water Co., Ltd. (a)	5,006	146,726
ENGlobal Corp. *	5,501	66,837
SJW Corp.	4,927	164,069

		377,632

TOTAL COMMON STOCKS (Cost $371,268,334)		$451,774,107

CORPORATE BONDS - 0.01%
Metal & Metal Products - 0.01%
Mueller Industries, Inc.
6.00% due 11/01/2014	$56,000	52,010

TOTAL CORPORATE BONDS (Cost $55,116)		$52,010

SHORT TERM INVESTMENTS - 12.33%
John Hancock Cash Investment Trust (c)	$56,000,763	$56,000,763
U.S. Treasury Bill
zero coupon due 07/19/2007 ****	800,000	798,076

TOTAL SHORT TERM INVESTMENTS
(Cost $56,798,839)		$56,798,839

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.77%
Repurchase Agreement with State
Street Corp. dated 06/29/2007 at
3.95% to be repurchased at
$8,157,684 on 7/2/2007,
collateralized by $8,610,000 U.S.
Treasury Note, 4.25% due
11/15/2013 (valued at $8,319,413,
including interest)	$8,155,000	$8,155,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,155,000)		$8,155,000

Total Investments (Small Cap Index Trust)
(Cost $436,365,757) - 112.18%		$516,867,809
Liabilities in Excess of Other Assets - (12.18)%		(56,125,804)

TOTAL NET ASSETS - 100.00%		$460,742,005

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.38%
Advertising - 0.29%
24/7 Real Media, Inc. *	1,566	$18,369
Aquantive, Inc. *	1,908	121,730
Clear Channel Outdoor Holdings, Inc. *	9,338	264,639
Getty Images, Inc. *	1,699	81,229
Greenfield Online, Inc. *	948	15,083
Interpublic Group of Companies, Inc. (The) *	11,554	131,716
inVentiv Health, Inc. *	861	31,521
Lamar Advertising Company, Class A *	2,550	160,038
Marchex, Inc., Class B	1,328	21,673
Monster Worldwide, Inc. *	3,201	131,561
Omnicom Group, Inc.	9,118	482,525
ValueClick, Inc. *	2,788	82,134

		1,542,218
Aerospace - 1.66%
AAR Corp. *	1,067	35,222
Aerovironment, Inc. *	672	13,850
Alliant Techsystems, Inc. *	839	83,187
Argon ST, Inc. *	746	17,315
Armor Holdings, Inc. *	981	85,219
BE Aerospace, Inc. *	2,035	84,045
Boeing Company	21,369	2,054,840
Curtiss-Wright Corp.	809	37,707
Ducommun, Inc. *	486	12,505
EDO Corp.	675	22,187
Esterline Technologies Corp. *	772	37,295
GenCorp, Inc. *	1,951	25,500
General Dynamics Corp.	10,811	845,636
Goodrich Corp.	3,120	185,827
HEICO Corp., Class A	874	30,721
Herley Industries, Inc. *	997	16,321

The accompanying notes are an integral part of the financial statements. 116

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Innovative Solutions & Support, Inc. *	612	$14,211
Integral Systems, Inc.	606	14,732
Lockheed Martin Corp.	11,362	1,069,505
Moog, Inc., Class A *	1,222	53,902
MTC Technologies, Inc. *	696	17,094
Northrop Grumman Corp.	9,240	719,519
Orbital Sciences Corp., Class A *	1,786	37,524
Raytheon Company	12,098	651,961
Rockwell Collins, Inc.	4,340	306,578
Sequa Corp., Class A *	338	37,856
Spirit Aerosystems Holdings, Inc., Class A *	3,633	130,970
Teledyne Technologies, Inc. *	1,016	46,685
TransDigm Group, Inc. *	1,299	52,558
Triumph Group, Inc.	462	30,247
United Technologies Corp.	26,810	1,901,633
Woodward Governor Company	1,027	55,119

		8,727,471
Agriculture - 0.46%
Alico, Inc.	282	17,199
Andersons, Inc. (a)	521	23,617
Archer-Daniels-Midland Company	17,695	585,528
Bunge, Ltd.	3,045	257,302
Cadiz, Inc. *	645	14,493
Fresh Del Monte Produce, Inc.	1,694	42,435
Maui Land & Pineapple, Inc. *	404	14,839
Monsanto Company	14,660	990,136
Tejon Ranch Company *	507	22,409
The Mosaic Company *	11,828	461,529

		2,429,487
Air Freight - 0.01%
ABX Air, Inc. *	2,265	18,256
ExpressJet Holdings, Inc. *	2,169	12,971

		31,227
Air Travel - 0.24%
Airtran Holdings, Inc. *	2,668	29,135
Alaska Air Group, Inc. *	1,175	32,736
Allegiant Travel Company *	620	19,059
AMR Corp. *	6,031	158,917
Continental Airlines, Inc., Class B *	2,737	92,702
Delta Air Lines, Inc. *	6,812	134,196
Frontier Airlines Holdings, Inc. *	2,051	11,486
JetBlue Airways Corp. *	5,006	58,820
Northwest Airlines Corp. *	7,485	166,167
Pinnacle Airline Corp. *	802	15,037
Republic Airways Holdings, Inc. *	1,268	25,804
SkyWest, Inc.	1,753	41,774
Southwest Airlines Company	20,557	306,505
UAL Corp. *	2,556	103,748
US Airways Group, Inc. *	2,474	74,888

		1,270,974

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aluminum - 0.20%
Alcoa, Inc.	23,642	$958,210
Century Aluminum Company *	960	52,445
Superior Essex, Inc. *	622	23,232

		1,033,887
Amusement & Theme Parks - 0.00%
Great Wolf Resorts, Inc. *	1,524	21,717
Apparel & Textiles - 0.71%
Angelica Corp.	528	11,130
Bebe Stores, Inc.	2,703	43,275
Brown Shoe, Inc.	1,244	30,254
Carter's, Inc. *	1,706	44,254
Cherokee, Inc.	416	15,201
Cintas Corp.	3,961	156,182
Coach, Inc. *	10,021	474,895
Columbia Sportswear Company	1,015	69,710
Crocs, Inc. *	1,806	77,712
Deckers Outdoor Corp. *	364	36,728
dELiA*s, Inc. *	1,354	10,331
G & K Services, Class A	628	24,812
G-III Apparel Group, Ltd. *	680	10,737
Guess?, Inc.	2,168	104,151
Hanesbrands, Inc. *	2,712	73,305
Hartmarx Corp. *	1,791	14,274
Heelys, Inc. * (a)	835	21,593
Iconix Brand Group, Inc. *	1,664	36,974
Interface, Inc., Class A	1,893	35,702
Jones Apparel Group, Inc.	3,033	85,682
Joseph A. Bank Clothiers, Inc. *	543	22,518
Kellwood Company	847	23,818
K-Swiss, Inc., Class A	1,079	30,568
Liz Claiborne, Inc.	2,744	102,351
Maidenform Brands, Inc. *	754	14,975
Mohawk Industries, Inc. *	1,647	166,001
Movado Group, Inc.	758	25,575
NIKE, Inc., Class B	13,565	790,704
Oakley, Inc.	2,010	57,084
Oxford Industries, Inc.	557	24,697
Perry Ellis International, Inc. *	526	16,922
Phillips-Van Heusen Corp.	1,196	72,442
Polo Ralph Lauren Corp., Class A	2,700	264,897
Quiksilver, Inc. *	3,540	50,020
Skechers United States of America, Inc.,
Class A *	1,222	35,682
Stage Stores, Inc.	1,226	25,697
Stride Rite Corp.	378	7,658
The Gymboree Corp. *	927	36,533
The Warnaco Group, Inc. *	1,363	53,620
Timberland Company, Class A *	1,820	45,846
True Religion Apparel, Inc. * (a)	844	17,159
Under Armour, Inc., Class A * (a)	1,356	61,901
Unifirst Corp.	552	24,316

The accompanying notes are an integral part of the financial statements. 117

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
VF Corp.	2,868	$262,652
Volcom, Inc. *	746	37,397
Weyco Group, Inc.	742	19,982
Wolverine World Wide, Inc.	1,628	45,112

		3,713,029
Auto Parts - 0.39%
Accuride Corp. *	1,068	16,458
Aftermarket Technology Corp. *	723	21,459
American Axle & Manufacturing Holdings, Inc.	1,504	44,548
Amerigon, Inc. *	945	17,001
ArvinMeritor, Inc.	2,082	46,220
AutoZone, Inc. *	1,812	247,555
BorgWarner, Inc.	1,312	112,884
Commercial Vehicle Group, Inc. *	751	13,991
CSK Auto Corp. *	1,346	24,766
Dorman Products, Inc. *	1,180	16,308
Exide Technologies *	2,004	18,637
Federal Signal Corp.	1,474	23,378
Gentex Corp.	4,091	80,552
Genuine Parts Company	4,504	223,398
Johnson Controls, Inc.	5,287	612,076
Keystone Automotive Industries, Inc. *	529	21,885
Lear Corp. *	1,914	68,158
LKQ Corp. *	1,598	39,407
Miller Industries, Inc. *	558	14,006
Modine Manufacturing Company	1,102	24,905
Noble International, Ltd.	754	15,412
O'Reilly Automotive, Inc. *	3,191	116,631
Pep Boys - Manny, Moe & Jack	1,591	32,075
Standard Motor Products, Inc.	741	11,137
Superior Industries International, Inc. (a)	839	18,257
Tenneco, Inc. *	1,353	47,409
Titan International, Inc. (a)	617	19,503
TRW Automotive Holdings Corp. *	2,197	80,915
Visteon Corp. *	3,970	32,157

		2,061,088
Auto Services - 0.11%
AutoNation, Inc. *	4,822	108,206
Avis Budget Group, Inc. *	2,197	62,461
Copart, Inc. *	2,558	78,249
Dollar Thrifty Automotive Group, Inc. *	696	28,425
Hertz Global Holdings, Inc. *	8,169	217,050
Lithia Motors, Inc., Class A	620	15,711
Midas, Inc. *	675	15,302
Monro Muffler Brake, Inc.	508	19,024
TravelCenters of America LLC *	333	13,470

		557,898
Automobiles - 0.34%
Asbury Automotive Group, Inc.	933	23,278
Ford Motor Company	51,153	481,861
General Motors Corp.	15,295	578,151

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Group 1 Automotive, Inc.	707	$28,521
Monaco Coach Corp.	1,061	15,225
PACCAR, Inc.	6,748	587,346
Penske Auto Group, Inc. *	2,682	57,100
Rush Enterprises, Inc., Class A *	910	19,765

		1,791,247
Banking - 4.41%
1st Source Corp.	841	20,958
Abington Bancorp Inc. *	1,444	13,920
Alabama National BanCorp	621	38,403
AMCORE Financial, Inc.	140	4,059
Americanwest BanCorp	929	16,936
Ameris Bancorp	796	17,886
Ames National Corp.	132	2,839
Arrow Financial Corp.	101	2,223
Associated Banc-Corp.	3,378	110,461
Astoria Financial Corp.	2,685	67,232
Atlantic Coast Federal Corp.	1,028	16,191
BancFirst Corp.	58	2,484
Bancorp, Inc. *	669	14,959
BancorpSouth, Inc.	2,234	54,644
BancTrust Financial Group, Inc. (a)	916	19,236
Bank Granite Corp.	1,245	20,779
Bank Mutual Corp.	2,127	24,524
Bank of America Corp.	120,663	5,899,214
Bank of Florida Corp. *	1,094	19,014
Bank of Hawaii Corp.	1,239	63,982
Bank of New York Company, Inc.	20,498	849,437
Bank of the Ozarks, Inc.	707	19,704
BankAtlantic Bancorp, Inc., Class A	2,279	19,622
BankFinancial Corp.	175	2,704
BankUnited Financial Corp., Class A (a)	1,166	23,402
BB&T Corp.	14,438	587,338
BOK Financial Corp.	1,773	94,714
Boston Private Financial Holdings, Inc.	1,211	32,540
Brookline Bancorp, Inc.	2,530	29,120
Bryn Mawr Bank Corp.	854	19,625
Cadence Financial Corp	398	7,753
Camden National Corp.	38	1,487
Capital Bank Corp	145	2,439
Capital City Bank Group, Inc.	90	2,821
Capital Corp of the West	688	16,484
Capitol Bancorp, Ltd.	595	16,261
Capitol Federal Financial	2,120	78,270
Cascade Bancorp (a)	948	21,937
Cathay General Bancorp, Inc.	1,500	50,310
Centennial Bank Holdings, Inc. *	2,321	19,659
Center Bancorp, Inc.	145	2,145
Center Financial Corp.	847	14,331
Centerstate Banks of Florida, Inc. (a)	1,146	20,743
Central Pacific Financial Corp.	972	32,086

The accompanying notes are an integral part of the financial statements. 118

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Charter Financial Corp.	605	$30,855
Chemical Financial Corp.	831	21,498
Chittenden Corp.	1,373	47,986
Citizens & Northern Corp.	1,321	25,839
Citizens Banking Corp.	2,283	41,779
City Bank, Lynnwood, WA	716	22,561
City National Corp.	1,158	88,112
Clifton Savings Bancorp, Inc.	197	2,135
CoBiz, Inc.	1,066	19,316
Colonial Bancgroup, Inc.	4,297	107,296
Columbia Bankcorp Oregon	925	19,416
Columbia Banking System, Inc.	664	19,422
Comerica, Inc.	3,946	234,669
Commerce Bancorp, Inc.	4,524	167,343
Commerce Bancshares, Inc.	1,781	80,679
Community Banks, Inc.	262	8,442
Community Trust Bancorp, Inc.	593	19,154
Compass Bancshares, Inc.	3,469	239,292
Corus Bankshares, Inc. (a)	1,796	30,999
Cullen Frost Bankers, Inc.	1,476	78,922
CVB Financial Corp.	2,922	32,493
Dime Community Bancorp, Inc.	1,590	20,972
Downey Financial Corp. (a)	762	50,277
East West Bancorp, Inc.	1,213	47,161
Enterprise Financial Services Corp. (a)	664	16,507
F.N.B. Corp. (a)	2,103	35,204
Farmers Capital Bank Corp.	169	4,889
Fifth Third Bancorp	14,967	595,238
Financial Institutions, Inc.	88	1,777
First BanCorp Puerto Rico (a)	2,458	27,013
First Bancorp (a)	847	15,864
First Busey Corp.	1,122	22,429
First Charter Corp.	168	3,271
First Citizens Bancshares, Inc.	287	55,793
First Commonwealth Financial Corp. (a)	497	5,427
First Community Bancorp	829	47,427
First Community Bancshares, Inc.	531	16,562
First Financial Corp.	683	20,053
First Financial Holdings, Inc.	656	21,458
First Horizon National Corp.	2,789	108,771
First Indiana Corp.	926	20,483
First Merchants Corp.	46	1,105
First Midwest BanCorp, Inc., Illinois	1,369	48,613
First Niagara Financial Group, Inc.	3,141	41,147
First of Long Island Corp.	143	2,914
First Place Financial Corp.	833	17,593
First Regional Bancorp *	587	14,933
First Republic Bank	544	29,191
First South Bancorp, Inc. (a)	610	16,409
FirstFed Financial Corp. *	486	27,571
FirstMerit Corp. (a)	2,354	49,269
Flagstar Bancorp, Inc. (a)	2,210	26,630

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Flushing Financial Corp.	1,153	$18,517
FMS Financial Corp.	556	15,963
FNB Corp. of North Carolina	207	3,310
FNB Corp. of Virginia	18	646
Franklin Bank Corp. *	1,004	14,960
Frontier Financial Corp. (a)	1,442	32,488
GB&T Bancshares, Inc.	1,107	18,487
Glacier Bancorp, Inc.	1,676	34,107
Greater Bay Bancorp	1,569	43,681
Greene County Bancshares, Inc.	676	21,132
Greenhill & Company, Inc. (a)	829	56,961
Hancock Holding Company	1,005	37,738
Hanmi Financial Corp.	1,540	26,272
Harleysville National Corp.	1,225	19,747
Heartland Financial USA, Inc.	860	20,898
Heritage Commerce Corp.	803	19,015
Heritage Financial Group	60	898
Home Bancshares, Inc. (a)	836	18,852
Home Federal Bancorp, Inc.	1,193	19,792
Horizon Financial Corp.	798	17,388
Hudson City Bancorp, Inc.	15,396	188,139
Huntington BancShares, Inc.	6,200	140,988
Independent Bank Corp. - MA	475	14,031
Independent Bank Corp. - MI	984	16,935
International Bancshares Corp.	2,049	52,503
KeyCorp	10,478	359,710
K-Fed Bancorp	980	15,376
Lakeland Bancorp, Inc.	1,478	19,657
Lakeland Financial Corp.	83	1,765
M&T Bank Corp.	2,881	307,979
Macatawa Bank Corp.	1,074	17,087
MAF Bancorp, Inc.	618	33,533
MainSource Financial Group, Inc. (a)	1,258	21,122
Marshall & Ilsley Corp.	6,572	313,024
MB Financial, Inc.	1,164	40,437
MBT Financial Corp.	182	2,563
Mercantile Bank Corp.	615	16,666
MetroCorp Bancshares, Inc.	948	20,306
Midwest Banc Holdings, Inc. (a)	1,110	16,095
Nara Bancorp, Inc.	1,101	17,539
NASB Financial, Inc.	529	17,801
National City Corp.	16,968	565,374
National Penn Bancshares, Inc.	1,413	23,569
New York Community Bancorp, Inc.	8,008	136,296
NewAlliance Bancshares, Inc.	3,321	48,885
Northern Trust Corp.	5,805	372,913
Northwest Bancorp, Inc.	1,641	42,896
OceanFirst Financial Corp.	1,092	19,219
Old National Bancorp	2,131	35,396
Old Second Bancorp, Inc.	720	20,995
Omega Financial Corp.	801	21,539
Oriental Financial Group, Inc. (a)	1,695	18,492

The accompanying notes are an integral part of the financial statements. 119

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Oritani Financial Corp. *	1,515	$21,649
Pacific Capital Bancorp	1,461	39,418
Park National Corp.	426	36,121
Partners Trust Financial Group, Inc.	1,977	20,758
Peapack Gladstone Financial Corp.	536	14,510
Peoples Bancorp, Inc.	861	23,307
PFF Bancorp, Inc.	97	2,709
Popular, Inc. (a)	6,547	105,210
PremierWest Bancorp	1,127	15,232
PrivateBancorp, Inc. (a)	690	19,872
Prosperity Bancshares, Inc.	1,274	41,736
Provident Bankshares Corp.	1,083	35,501
Provident Financial Services, Inc.	2,071	32,639
Provident New York Bancorp	1,586	21,427
Regions Financial Corp.	19,890	658,359
Renasant Corp. (a)	750	17,055
Republic Bancorp, Inc., Class A	884	14,666
Rockville Financial, Inc. (a)	1,128	17,033
Roma Financial Corp.	1,320	21,872
Royal Bancshares of Pennsylvania (a)	1,024	20,183
S & T Bancorp, Inc.	971	31,946
S.Y. Bancorp, Inc. (a)	851	20,220
Sandy Spring Bancorp, Inc.	713	22,417
Santander Bancorp	1,507	22,394
Seacoast Banking Corp. of Florida (a)	814	17,704
Security Bank Corp.	912	18,331
Shore Bancshares, Inc.	785	20,253
Signature Bank *	871	29,701
Simmons First National Corp., Class A	650	17,933
Sky Financial Group, Inc.	3,195	89,013
Smithtown Bancorp, Inc. (a)	703	17,835
Southside Bancshares, Inc.	97	2,107
Sovereign Bancorp, Inc.	13,248	280,063
State Bancorp, Inc.	1,046	17,437
Sterling Bancshares, Inc.	2,235	25,278
Sterling Financial Corp., PA	1,131	11,898
Sterling Financial Corp., Spokane	1,486	43,005
Suffolk Bancorp	19	606
Sun Bancorp, Inc. of New Jersey *	1,080	18,220
SunTrust Banks, Inc.	9,587	821,989
Susquehanna Bancshares, Inc.	1,642	36,732
SVB Financial Group *	977	51,888
Synergy Financial Group, Inc.	1,361	18,156
TCF Financial Corp.	3,463	96,271
Texas Capital Bancshares, Inc. *	85	1,900
TFS Financial Corp *	9,823	113,357
The South Financial Group, Inc.	2,151	48,699
Tierone Corp.	87	2,619
Trico Bancshares	584	13,058
Trustmark Corp.	1,739	44,971
U.S.B. Holding Company, Inc.	1,139	21,709
UCBH Holdings, Inc.	2,882	52,654

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Umpqua Holdings Corp.	1,696	$39,873
Union Bankshares Corp.	743	17,238
UnionBanCal Corp.	3,773	225,248
United Bankshares, Inc.	1,213	38,573
United Community Banks, Inc.	1,250	32,362
United Financial Bancorp, Inc.	103	1,456
Univest Corp. of Pennsylvania (a)	737	16,597
US Bancorp	47,172	1,554,317
Valley National Bancorp (a)	3,150	70,843
ViewPoint Financial Group	1,116	19,206
Vineyard National Bancorp Company (a)	812	18,644
Virginia Commerce Bancorp, Inc. *	978	16,538
Virginia Financial Group, Inc.	740	16,428
W Holding Company, Inc. (a)	5,273	13,921
Wachovia Corp.	51,351	2,631,739
Washington Federal, Inc.	2,272	55,232
Washington Trust Bancorp, Inc.	879	22,160
Webster Financial Corp.	1,461	62,341
West Bancorp.	1,249	19,947
West Coast Bancorp	634	19,267
Westamerica Bancorp (a)	860	38,046
Western Alliance Bancorp *	806	24,059
Westfield Financial, Inc.	1,964	19,581
Whitney Holding Corp.	1,815	54,632
Willow Grove Bancorp, Inc.	1,391	18,083
Wilmington Trust Corp.	1,731	71,854
Wilshire Bancorp, Inc.	1,210	14,738
Wintrust Financial Corp.	818	35,869
Yardville National Bancorp	662	22,607
Zions Bancorp	2,849	219,117

		23,144,854
Biotechnology - 1.27%
Abraxis BioScience, Inc. *	4,767	105,970
Acorda Therapeutics, Inc. *	731	12,471
Advanced Magnetics, Inc. *	420	24,427
Affymetrix, Inc. *	1,958	48,735
Alnylam Pharmaceuticals, Inc. *	1,210	18,380
Amgen, Inc. *	31,331	1,732,291
Applera Corp. - Celera Genomics Group *	2,359	29,252
Applera Corp.	4,395	134,223
Arena Pharmaceuticals, Inc. *	1,883	20,694
Arqule, Inc. *	1,423	10,032
Bio Reference Labs, Inc. *	537	14,687
Biogen Idec, Inc. *	9,074	485,459
BioMimetic Therapeutics, Inc. *	705	11,019
Bio-Rad Laboratories, Inc., Class A *	773	58,416
Cephalon, Inc. *	1,597	128,383
Charles River Laboratories International, Inc. *	1,829	94,413
Coley Pharmaceutical Group, Inc. *	1,450	5,249
Cytokinetics, Inc. *	2,095	11,837
Digene Corp. *	733	44,017

The accompanying notes are an integral part of the financial statements. 120

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Exelixis, Inc. *	3,023	$36,578
Genentech, Inc. *	28,036	2,121,204
Genomic Health, Inc. *	897	16,864
Genvec, Inc. * (a)	2,883	6,775
Genzyme Corp. *	7,046	453,762
Geron Corp. * (a)	2,312	16,276
GTx, Inc. *	1,104	17,874
Human Genome Sciences, Inc. *	4,053	36,153
Illumina, Inc. *	1,747	70,911
Immucor, Inc. *	1,993	55,744
Integra LifeSciences Holdings Corp. *	837	41,365
Intermune, Inc. *	1,056	27,393
Invitrogen Corp. *	1,070	78,912
Keryx Biopharmaceuticals, Inc. *	1,631	15,935
Kosan Biosciences, Inc. *	1,938	10,116
Lexicon Genetics, Inc. *	3,882	12,461
Martek Biosciences Corp. * (a)	1,093	28,385
Medarex, Inc. *	3,755	53,659
Medivation, Inc. *	907	18,530
Metabasis Therapeutics, Inc. *	1,496	10,472
MGI Pharma, Inc. *	2,332	52,167
Millennium Pharmaceuticals, Inc. *	9,096	96,145
Millipore Corp. *	1,167	87,630
Momenta Pharmaceuticals, Inc. *	1,174	11,834
Monogram Biosciences, Inc. * (a)	6,372	10,769
Myriad Genetics, Inc. *	1,289	47,938
Nabi Biopharmaceuticals * (a)	2,577	11,854
Nektar Therapeutics *	2,762	26,211
Neurocrine Biosciences, Inc. *	1,366	15,340
Osiris Therapeutics, Inc. * (a)	965	13,037
Pharmanet Development Group, Inc. *	600	19,128
PRA International *	797	20,164
Progenics Pharmaceuticals, Inc. *	857	18,485
Regeneration Technologies, Inc. *	1,495	16,819
Sangamo Biosciences, Inc. * (a)	1,496	12,147
Tanox, Inc. *	1,357	26,339
Techne Corp. *	729	41,706
Telik, Inc. * (a)	2,257	7,629
Tercica, Inc. *	2,356	12,016

		6,666,682
Broadcasting - 0.93%
Acacia Research - Acacia Technologies *	1,102	17,808
Belo Corp., Class A	2,730	56,211
CBS Corp., Class B	20,989	699,353
Citadel Broadcasting Corp. (a)	8,132	52,451
CKX, Inc. *	2,680	37,038
Clear Channel Communications, Inc.	13,230	500,359
Cox Radio, Inc., Class A *	1,499	21,346
Crown Media Holdings, Inc., Class A * (a)	3,574	25,733
Cumulus Media, Inc., Class A * (a)	1,922	17,971
Discovery Holding Company *	7,072	162,585

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting (continued)
Emmis Communications Corp., Class A *	1,619	$14,911
Entercom Communications Corp.	1,131	28,151
Entravision Communications Corp., Class A *	3,274	34,148
Fisher Communications, Inc. *	375	19,046
Gray Television, Inc.	1,676	15,536
Hearst Argyle Television, Inc.	2,641	63,648
Journal Communications, Inc.	671	8,730
Liberty Global, Inc., Class A *	10,785	442,616
Liberty Media Corp. - Capital, Series A *	3,567	419,765
Mediacom Communications Corp., Class A *	3,494	33,857
New Frontier Media, Inc.	1,537	13,403
News Corp., Class A	85,893	1,821,790
Nexstar Broadcasting Group, Inc. *	1,128	14,822
Radio One, Inc., Class A *	3,792	26,809
Salem Communications Corp., Class A *	1,338	14,838
Sinclair Broadcast Group, Inc., Class A (a)	2,506	35,635
Sirius Satellite Radio, Inc. * (a)	40,330	121,797
Westwood One, Inc.	3,216	23,123
World Wrestling Entertainment, Inc., Class A	1,405	22,466
XM Satellite Radio Holdings, Inc., Class A *	8,808	103,670

		4,869,616
Building Materials & Construction - 0.34%
American Standard Companies, Inc.	5,252	309,763
Apogee Enterprises, Inc.	889	24,732
Armstrong World Industries, Inc. *	1,536	77,030
Beacon Roofing Supply, Inc. * (a)	1,415	24,041
BlueLinx Holdings, Inc.	1,290	13,532
Builders FirstSource, Inc. *	1,137	18,260
Dycom Industries, Inc. *	1,168	35,017
Eagle Materials, Inc.	1,357	66,561
EMCOR Group, Inc. *	865	63,058
Foster Wheeler, Ltd. *	1,736	185,735
Granite Construction, Inc.	1,167	74,898
Griffon Corp. *	878	19,123
Infrasource Services, Inc. *	1,176	43,630
Interline Brands, Inc. *	979	25,532
KBR, Inc. *	3,888	101,982
Lennox International, Inc.	1,945	66,577
LSI Industries, Inc.	891	15,949
Masco Corp.	10,374	295,348
NCI Building Systems, Inc. *	580	28,611
Owens Corning, Inc. *	2,901	97,561
Perini Corp. *	762	46,886
RPM International, Inc.	3,357	77,580
Trex Company, Inc. * (a)	600	11,778
U.S. Concrete, Inc. *	1,552	13,487
WCI Communities, Inc. * (a)	1,323	22,068
Williams Scotsman International, Inc. *	1,259	29,977

		1,788,716
Business Services - 2.04%
ABM Industries, Inc.	1,431	36,934

The accompanying notes are an integral part of the financial statements. 121

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Accenture, Ltd., Class A	21,010	$901,119
Acxiom Corp.	2,274	60,147
Administaff, Inc.	841	28,165
Affiliated Computer Services, Inc., Class A *	2,413	136,865
Alliance Data Systems Corp. *	1,961	151,546
AMERCO, Inc. *	624	47,112
Arbitron, Inc.	845	43,543
Automatic Data Processing, Inc.	14,928	723,560
BearingPoint, Inc. *	6,095	44,554
Black Box Corp.	555	22,966
Bowne & Company, Inc.	63	1,229
Bright Horizons Family Solutions, Inc. *	804	31,284
Brinks Company	1,339	82,871
Cadence Design Systems, Inc. *	6,922	152,007
Catalina Marketing Corp.	1,319	41,548
CDI Corp.	645	20,769
Ceridian Corp. *	3,333	116,655
ChoicePoint, Inc. *	2,210	93,814
Coinstar, Inc. *	826	26,002
Compucredit Corp. *	1,448	50,709
Computer Sciences Corp. *	4,414	261,088
COMSYS IT Partners, Inc. *	677	15,442
Convergys Corp. *	3,095	75,023
Core-Mark Holding Company, Inc. *	447	16,083
Cornell Corrections, Inc. *	573	14,073
Corporate Executive Board Company	1,123	72,894
CoStar Group, Inc. *	612	32,363
CRA International, Inc. *	388	18,702
CSG Systems International, Inc. *	1,417	37,565
Deluxe Corp.	1,460	59,291
Diamond Management & Technology
Consultants, Inc.	1,208	15,946
DST Systems, Inc. *	1,816	143,845
Dun & Bradstreet Corp.	1,657	170,638
eFunds Corp. *	1,403	49,512
Electro Rent Corp. *	1,061	15,427
Electronic Data Systems Corp.	13,975	387,527
Ennis Business Forms, Inc.	823	19,357
Equifax, Inc.	3,760	167,019
Euronet Worldwide, Inc. * (a)	1,160	33,826
Exponent, Inc. *	752	16,822
EZCORP, Inc., Class A *	1,341	17,755
FactSet Research Systems, Inc.	1,353	92,477
Fair Isaac Corp.	1,609	64,553
First Data Corp.	20,373	665,586
Fiserv, Inc. *	4,510	256,168
Fluor Corp.	2,219	247,130
Forrester Research, Inc. *	759	21,351
FTI Consulting, Inc. *	1,190	45,256
Gartner Group, Inc., Class A *	3,257	80,090
Gevity HR, Inc.	895	17,300
Global Cash Access, Inc. *	2,505	40,130

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Global Payments, Inc.	2,240	$88,816
GSI Commerce, Inc. *	1,379	31,317
H & R Block, Inc.	8,294	193,831
Harte-Hanks, Inc.	2,145	55,084
Healthcare Services Group, Inc.	805	23,747
Heidrick & Struggles International, Inc. *	532	27,260
Hewitt Associates, Inc., Class A *	3,073	98,336
Hudson Highland Group, Inc. *	889	19,016
Huron Consulting Group, Inc. *	543	39,644
ICT Group, Inc. *	651	12,180
Infocrossing, Inc. * (a)	968	17,879
Informatica Corp. *	2,600	38,402
Insight Enterprises, Inc. *	1,497	33,787
Intervoice Brite, Inc. *	1,914	15,944
Iron Mountain, Inc. *	4,732	123,647
Jackson Hewitt Tax Service, Inc. (a)	999	28,082
Jacobs Engineering Group, Inc. *	3,253	187,080
Kelly Services, Inc., Class A	1,113	30,563
Kendle International, Inc. *	481	17,686
Kenexa Corp. *	756	28,509
Kforce, Inc. *	1,316	21,030
Korn/Ferry International *	1,228	32,247
Labor Ready, Inc. *	1,566	36,190
LECG Corp. *	977	14,762
Manpower, Inc.	2,141	197,486
MAXIMUS, Inc.	669	29,021
McGrath Rentcorp	749	25,234
Moody's Corp.	7,629	474,524
MPS Group, Inc. *	3,047	40,738
Navigant Consulting Company * (a)	1,657	30,754
NCR Corp. *	4,604	241,894
On Assignment, Inc. *	1,236	13,250
Paychex, Inc.	10,103	395,229
Perot Systems Corp., Class A *	3,415	58,192
PHH Corp. *	1,499	46,784
Pitney Bowes, Inc.	5,637	263,924
Pre-Paid Legal Services, Inc. *	420	27,010
QC Holdings, Inc.	963	14,445
Quest Software, Inc. *	2,958	47,890
R.H. Donnelley Corp. *	1,727	130,872
R.R. Donnelley & Sons Company	5,573	242,481
Resource America, Inc.	693	14,283
Resources Connection, Inc. *	1,426	47,315
Robert Half International, Inc.	4,154	151,621
Rollins, Inc.	1,986	45,221
SAIC, Inc. *	2,814	50,849
ScanSource, Inc. *	798	25,528
SonicWALL, Inc. *	2,222	19,087
Sotheby's	1,829	84,171
Source Interlink Companies *	2,192	10,916
Spherion Corp. *	1,978	18,573
SRA International, Inc., Class A *	1,633	41,250

The accompanying notes are an integral part of the financial statements. 122

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Standard Parking Corp. *	426	$14,965
Stanley, Inc. *	916	16,140
SYNNEX Corp. *	989	20,383
Syntel, Inc.	1,212	36,833
TeleTech Holdings, Inc. *	1,997	64,863
Tetra Tech, Inc. *	1,763	37,993
The BISYS Group, Inc. *	3,642	43,085
Total Systems Services, Inc. (a)	4,919	145,160
Tyler Technologies, Inc. *	1,385	17,188
Unisys Corp. *	9,970	91,126
URS Corp. *	1,451	70,446
Viad Corp.	648	27,326
Volt Information Sciences, Inc. *	717	13,221
Waste Industries USA	591	20,177
Watson Wyatt Worldwide, Inc., Class A	1,189	60,021
Wind River Systems, Inc. *	2,767	30,437

		10,696,583
Cable and Television - 1.65%
Cablevision Systems Corp., Class A *	7,537	272,764
Charter Communications, Inc., Class A *	12,210	49,451
Comcast Corp., Class A *	84,243	2,368,913
DIRECTV Group, Inc. *	32,799	757,985
E.W. Scripps Company, Class A	3,950	180,476
EchoStar Communications Corp., Class A *	11,938	517,751
Gemstar-TV Guide International, Inc. *	12,584	61,913
Houston Wire & Cable Company *	698	19,830
Knology, Inc. *	1,190	20,670
Lin TV Corp. *	1,654	31,112
LodgeNet Entertainment Corp. *	636	20,390
Outdoor Channel Holdings, Inc. *	1,299	14,640
Time Warner Cable, Inc. *	26,275	1,029,192
Time Warner Telecom, Inc., Class A *	4,094	82,289
Time Warner, Inc.	107,274	2,257,045
TiVo, Inc. * (a)	3,219	18,638
Viacom, Inc., Class B *	18,515	770,780
Virgin Media, Inc.	8,366	203,879

		8,677,718
Cellular Communications - 0.63%
ALLTEL Corp.	9,791	661,382
Brightpoint, Inc. *	1,556	21,457
Crown Castle International Corp. *	7,416	268,978
Dobson Communications Corp., Class A *	5,000	55,550
iPCS, Inc. *	514	17,409
Leap Wireless International, Inc. *	1,646	139,087
Metropcs Communications, Inc. *	9,352	308,990
Motorola, Inc.	65,141	1,152,996
NII Holdings, Inc. *	4,309	347,909
Novatel Wireless, Inc. *	968	25,187
RF Micro Devices, Inc. *	5,698	35,556
Rural Cellular Corp., Class A *	547	23,964
SunCom Wireless Holdings, Inc. *	1,767	32,690

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cellular Communications (continued)
Syniverse Holdings, Inc. *	2,124	$27,315
Telephone & Data Systems, Inc.	2,920	182,704
USA Mobility, Inc.	920	24,619

		3,325,793
Chemicals - 1.34%
A. Schulman, Inc.	885	21,532
Aceto Corp.	1,602	14,851
Air Products & Chemicals, Inc.	5,749	462,047
Airgas, Inc.	2,182	104,518
Albany Molecular Research, Inc. *	180	2,673
Albemarle Corp.	2,130	82,069
American Vanguard Corp. (a)	982	14,062
Arch Chemicals, Inc.	744	26,144
Ashland, Inc.	1,682	107,564
Balchem Corp.	759	13,791
Cabot Corp.	1,394	66,466
Cabot Microelectronics Corp. *	698	24,772
Calgon Carbon Corp. * (a)	1,596	18,514
Cambrex Corp.	856	11,359
Celanese Corp., Series A	4,460	172,959
CF Industries Holdings, Inc.	1,583	94,806
Chemtura Corp.	6,980	77,548
Cytec Industries, Inc.	1,286	82,008
Dow Chemical Company	26,036	1,151,312
E.I. Du Pont de Nemours & Company	24,847	1,263,221
Eastman Chemical Company	1,928	124,028
Ferro Corp.	1,253	31,237
FMC Corp.	826	73,836
Georgia Gulf Corp. (a)	1,154	20,899
H.B. Fuller Company	1,738	51,949
Hercules, Inc. *	3,241	63,686
Huntsman Corp.	5,292	128,649
Innophos Holdings, Inc.	922	13,185
Kronos Worldwide, Inc.	1,461	36,890
Landec Corp. *	1,071	14,351
Lubrizol Corp.	1,589	102,570
Lyondell Chemical Company	6,428	238,607
Metabolix, Inc. *	695	17,396
Minerals Technologies, Inc.	559	37,425
Newmarket Corp. (a)	533	25,781
Nl Industries, Inc. (a)	1,781	17,846
Olin Corp.	2,206	46,326
OM Group, Inc. *	856	45,300
Pioneer Companies, Inc. *	494	16,979
PolyOne Corp. *	3,022	21,728
PPG Industries, Inc.	4,312	328,186
Praxair, Inc.	8,785	632,432
Quaker Chemical Corp.	725	17,110
Rockwood Holdings, Inc. *	2,132	77,925
Rohm & Haas Company	5,677	310,418
Sensient Technologies Corp.	1,417	35,978

The accompanying notes are an integral part of the financial statements. 123

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Sigma-Aldrich Corp.	3,585	$152,972
Stepan Company	567	17,169
Terra Industries, Inc. *	2,725	69,269
Terra Nitrogen Company, LP	555	70,524
The Scotts Company, Class A	1,399	60,073
Tronox, Inc., Class A	1,586	22,807
UAP Holding Corp.	1,525	45,963
Valhi, Inc. (a)	3,355	54,686
Valspar Corp.	2,787	79,179
W. R. Grace & Company *	1,990	48,735
Westlake Chemical Corp. (a)	1,895	53,287
Zoltek Companies, Inc. *	817	33,930

		7,051,527
Coal - 0.18%
Alliance Holdings GP LP	1,719	51,157
Alpha Natural Resources, Inc. *	1,953	40,603
Arch Coal, Inc.	3,532	122,914
CONSOL Energy, Inc.	4,741	218,608
Foundation Coal Holdings, Inc.	1,332	54,132
International Coal Group, Inc. * (a)	4,947	29,583
Massey Energy Company	2,348	62,574
Peabody Energy Corp.	7,084	342,724
Penn Virginia Resource Partners LP * (a)	1,332	41,425

		963,720
Colleges & Universities - 0.04%
Career Education Corp. *	2,106	71,120
Corinthian Colleges, Inc. *	2,637	42,957
ITT Educational Services, Inc. *	985	115,619

		229,696
Commercial Services - 0.19%
CB Richard Ellis Group, Inc. *	5,806	211,919
CBIZ, Inc. *	2,619	19,250
Cenveo, Inc. *	1,585	36,756
Chemed Corp.	774	51,308
Coinmach Service Corp.	559	7,396
Color Kinetics, Inc. *	762	25,458
DynCorp International, Inc. *	1,682	36,987
Exlservice Holdings, Inc. *	919	17,222
First Advantage Corp., Class A *	1,878	43,213
Great Lakes Dredge & Dock Company *	1,642	15,599
HMS Holdings Corp. *	816	15,618
Live Nation, Inc. *	1,912	42,791
Macquarie Infrastructure Company LLC *	993	41,190
Morningstar, Inc. *	1,156	54,361
Perficient, Inc. *	869	17,988
Pool Corp. (a)	1,450	56,594
Providence Service Corp. *	554	14,803
Shaw Group, Inc. *	2,270	105,078
Team, Inc. *	363	16,324
The ServiceMaster Company	6,696	103,520
TNS, Inc. *	1,236	17,811

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services (continued)
Vertrue, Inc. *	332	$16,195
Wright Express Corp. *	1,219	41,775

		1,009,156
Computers & Business Equipment - 4.23%
3Com Corp. *	11,943	49,325
3D Systems Corp. * (a)	736	18,304
Acme Packet, Inc. *	1,854	21,302
Agilysys, Inc.	989	22,252
Apple, Inc. *	23,138	2,823,762
Avanex Corp. *	7,494	13,489
Avocent Corp. *	1,518	44,037
Benchmark Electronics, Inc. *	2,070	46,823
BigBand Networks, Inc. *	1,689	22,143
Blue Coat Systems, Inc. *	460	22,779
Brocade Communications Systems, Inc. *	11,421	89,312
CACI International, Inc., Class A *	866	42,304
CDW Corp. *	1,949	165,607
Cisco Systems, Inc. *	163,400	4,550,690
Cogent, Inc. *	2,887	42,410
Cognizant Technology Solutions Corp.,
Class A *	3,735	280,461
Cray, Inc. *	1,124	8,576
Dell, Inc. *	61,193	1,747,060
Diebold, Inc.	1,764	92,081
Digi International, Inc. *	1,129	16,641
Echelon Corp. * (a)	1,365	21,335
Electronics for Imaging, Inc. *	1,680	47,410
EMC Corp. *	59,436	1,075,792
EMS Technologies, Inc. *	758	16,721
Extreme Networks, Inc. *	4,335	17,557
Falconstor Software, Inc. *	1,665	17,566
Foundry Networks, Inc. *	4,199	69,955
Gateway, Inc. *	11,638	18,504
Hewlett-Packard Company	72,456	3,232,987
Hypercom Corp. *	2,283	13,493
IHS, Inc., Class A *	1,699	78,154
Immersion Corp. *	1,182	17,706
Ingram Micro, Inc., Class A *	3,642	79,068
InPhonic, Inc. * (a)	1,417	6,603
Intermec, Inc. * (a)	1,879	47,557
Internap Network Services Corp. *	1,494	21,543
International Business Machines Corp.	36,800	3,873,200
Isilon Systems, Inc. *	1,888	29,113
Ixia *	2,255	20,881
Jack Henry & Associates, Inc.	2,624	67,568
Juniper Networks, Inc. *	15,176	381,980
Komag, Inc. *	923	29,434
L-1 Identity Solutions, Inc. *	2,141	43,783
Lexmark International, Inc. *	2,357	116,224
Micros Systems, Inc. *	1,117	60,765
Mindspeed Technologies, Inc. * (a)	5,134	11,346
MTS Systems Corp.	582	25,998

The accompanying notes are an integral part of the financial statements. 124

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
National Instruments Corp.	2,281	$74,292
NETGEAR, Inc. *	980	35,525
Netscout Systems, Inc. *	1,559	13,517
Network Appliance, Inc. *	9,937	290,160
Palm, Inc. * (a)	2,964	47,454
Parametric Technology Corp. *	3,287	71,032
Plexus Corp. *	1,441	33,129
Quantum Corp. *	6,775	21,477
Rackable Systems, Inc. * (a)	1,013	12,521
Radiant Systems, Inc. *	1,129	14,948
RadiSys Corp. *	921	11,420
Rimage Corp. *	490	15,479
SanDisk Corp. *	5,934	290,410
Seagate Technology	14,389	313,249
SI International, Inc. *	529	17,468
Sigma Designs, Inc. *	720	18,785
Silicon Graphics, Inc. *	457	12,129
Silicon Storage Technology, Inc. *	3,647	13,603
Smart Modular Technologies (WWH), Inc. *	1,749	24,066
Sonic Solutions *	988	12,459
Standard Microsystems Corp. *	690	23,695
STEC, Inc. *	1,569	10,089
Stratasys, Inc. *	336	15,785
Sun Microsystems, Inc. *	97,431	512,487
Super Micro Computer, Inc. *	1,155	11,562
Sykes Enterprises, Inc. *	1,248	23,699
Synaptics, Inc. *	775	27,737
Tech Data Corp. *	1,582	60,844
Trident Microsystems, Inc. *	1,654	30,351
Western Digital Corp. *	5,182	100,272
Xerox Corp. *	26,099	482,310

		22,203,555
Construction & Mining Equipment - 0.21%
A.S.V., Inc. * (a)	982	16,969
Astec Industries, Inc. *	649	27,401
Buckeye Partners LP *	1,103	56,606
Bucyrus International, Inc., Class A	889	62,923
Carbo Ceramics, Inc.	761	33,339
Gulf Islands Fabrication, Inc.	535	18,565
Joy Global, Inc.	2,723	158,833
Kaman Corp., Class A	818	25,513
Layne Christensen Company *	514	21,048
Matrix Service Company *	756	18,787
National Oilwell, Inc. *	4,728	492,847
Rowan Companies, Inc.	3,019	123,719
Washington Group International, Inc. *	823	65,848

		1,122,398
Construction Materials - 0.23%
Ameron International Corp.	283	25,524
Applied Industrial Technologies, Inc.	1,338	39,471

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Clarcor, Inc.	1,476	$55,247
Columbus McKinnon Corp. *	640	20,608
Comfort Systems USA, Inc.	1,365	19,356
Florida Rock Industries, Inc.	1,550	104,625
Louisiana-Pacific Corp.	2,956	55,927
Martin Marietta Materials, Inc.	1,135	183,893
Sherwin-Williams Company	3,428	227,859
Simpson Manufacturing Company, Inc. (a)	1,439	48,552
Universal Forest Products, Inc.	590	24,933
USG Corp. * (a)	2,127	104,308
Vulcan Materials Company	2,470	282,914

		1,193,217
Containers & Glass - 0.20%
Ball Corp.	2,855	151,800
Bemis Company, Inc.	2,662	88,325
Graphic Packaging Corp. *	6,396	30,957
Greif, Inc., Class A	1,311	78,149
Interpool, Inc.	880	23,672
Mobile Mini, Inc. *	1,081	31,565
Owens-Illinois, Inc. *	3,750	131,250
Packaging Corp. of America	2,644	66,920
Pactiv Corp. *	3,074	98,030
Sealed Air Corp.	3,919	121,567
Silgan Holdings, Inc.	1,091	60,310
Sonoco Products Company	2,655	113,661
TAL International Group, Inc.	1,012	30,066

		1,026,272
Correctional Facilities - 0.02%
Corrections Corp. of America *	1,700	107,287
The Geo Group, Inc. *	730	21,243

		128,530
Cosmetics & Toiletries - 1.55%
Alberto-Culver Company	2,583	61,269
Avon Products, Inc.	11,981	440,302
Bare Escentuals, Inc. *	2,019	68,949
Chattem, Inc. *	529	33,528
Colgate-Palmolive Company	13,856	898,562
Elizabeth Arden, Inc. *	1,001	24,284
Estee Lauder Companies, Inc., Class A	5,349	243,433
Helen of Troy, Ltd. *	889	24,003
Intermediate Parfums, Inc.	832	22,148
International Flavors & Fragrances, Inc.	2,047	106,730
Kimberly-Clark Corp.	12,199	815,991
Nu Skin Enterprises, Inc., Class A	2,082	34,353
Physicians Formula Holdings, Inc. *	676	10,630
Playtex Products, Inc. *	1,992	29,501
Procter & Gamble Company	85,141	5,209,778
Revlon, Inc., Class A *	16,608	22,753
Sally Beauty Holdings, Inc. *	5,185	46,665
Steiner Leisure, Ltd. *	501	24,609

		8,117,488

The accompanying notes are an integral part of the financial statements. 125

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 1.62%
Allis-Chalmers Energy, Inc. * (a)	1,028	$23,634
Apache Corp.	8,783	716,605
Arena Resources, Inc. *	439	25,510
Bill Barrett Corp. *	1,313	48,358
Bois d'Arc Energy, Inc. *	2,151	36,632
Cabot Oil & Gas Corp.	2,697	99,465
Chesapeake Energy Corp.	12,453	430,874
Cimarex Energy Company	2,198	86,623
CNX Gas Corp. *	3,661	112,027
Contango Oil & Gas Company *	570	20,685
Devon Energy Corp.	11,961	936,427
Edge Petroleum Corp. * (a)	1,109	15,537
Endeavour International Corp. *	7,083	10,624
EOG Resources, Inc.	6,445	470,872
EXCO Resources, Inc. *	3,046	53,122
Forest Oil Corp. *	1,695	71,631
FX Energy, Inc. *	1,670	15,280
Genesis Energy LP	533	18,591
GMX Resources, Inc. *	481	16,643
Goodrich Petroleum Corp. * (a)	854	29,574
Gulfport Energy Corp. *	1,214	24,256
Harvest Natural Resources, Inc. *	1,643	19,568
Marathon Oil Corp.	18,908	1,133,724
MarkWest Hydrocarbon, Inc.	366	21,019
Newfield Exploration Company *	3,164	144,120
Noble Energy, Inc.	4,493	280,318
Occidental Petroleum Corp.	22,942	1,327,883
Parallel Petroleum Corp. *	1,145	25,075
Patterson-UTI Energy, Inc.	3,713	97,318
Penn Virginia Corp.	1,080	43,416
Petroquest Energy, Inc. *	1,625	23,627
Pioneer Natural Resources Company	3,005	146,374
Plains Exploration & Production Company *	1,611	77,022
Pogo Producing Company (a)	1,553	78,877
Quest Resource Corp. *	1,485	17,345
Quicksilver Resources, Inc. *	1,731	77,168
Southwestern Energy Company *	4,258	189,481
SulphCo, Inc. * (a)	2,556	9,227
Sunoco, Inc.	3,174	252,904
Swift Energy Company *	852	36,432
TEPPCO Partners LP	1,995	88,498
Toreador Resources Corp. *	720	10,800
TXCO Resources, Inc. *	1,406	14,454
Ultra Petroleum Corp. *	3,857	213,061
Unit Corp. *	1,258	79,141
Vaalco Energy, Inc. *	2,317	11,191
Venoco, Inc. *	1,317	24,588
W&T Offshore, Inc.	2,184	61,130
Western Refining, Inc.	1,952	112,826
XTO Energy, Inc.	9,832	590,903

		8,470,460

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil - 0.32%
Atlas America, Inc.	877	$47,121
Berry Petroleum Company, Class A	1,327	50,001
BP Prudhoe Bay Royalty Trust	440	31,750
Brigham Exploration Company *	2,301	13,507
Carrizo Oil & Gas, Inc. *	768	31,849
Comstock Resources, Inc. *	1,286	38,542
Delta Petroleum Corp. * (a)	1,714	34,417
Denbury Resources, Inc. *	3,315	124,313
Dorchester Minerals LP *	306	6,732
Double Eagle Petroleum & Mining Company *	749	13,362
Encore Aquisition Company *	1,617	44,953
Energy Partners, Ltd. *	1,053	17,575
EnergySouth, Inc.	103	5,253
Enterprise Products Partners LP	12,042	383,056
Frontier Oil Corp.	2,568	112,401
Helix Energy Solutions Group, Inc. *	2,588	103,287
Holly Corp.	1,262	93,628
Mariner Energy, Inc. *	2,543	61,668
McMoran Exploration Company *	1,203	16,842
Meridian Resource Corp. *	4,835	14,602
Oil States International, Inc. *	1,404	58,041
Range Resources Corp.	3,337	124,837
St. Mary Land & Exploration Company	1,513	55,406
Stone Energy Corp. *	956	32,753
Sunoco Logistics Partners LP *	825	49,566
Union Drilling, Inc. *	1,020	16,748
Warren Resources, Inc. * (a)	1,796	20,977
Whiting Petroleum Corp. *	1,078	43,681
Williams Clayton Energy, Inc. *	539	14,267

		1,661,135
Drugs & Health Care - 0.60%
1 800 Contacts *	55	1,290
Abaxis, Inc. *	723	15,082
Abiomed, Inc. *	1,254	13,518
Acadia Pharmaceuticals, Inc. * (a)	1,206	16,486
Accelrys, Inc. *	2,140	13,461
Alpharma Inc., Class A	1,627	42,318
Ariad Pharmaceuticals, Inc. *	2,784	15,284
Arrow International, Inc.	1,346	51,525
BioMarin Pharmaceutical, Inc. *	2,722	48,833
Candela Corp. *	1,035	11,985
CV Therapeutics, Inc. *	2,109	27,860
Datascope Corp.	558	21,360
Dendreon Corp. * (a)	2,443	17,296
Durect Corp. * (a)	2,937	11,308
Gentiva Health Services, Inc. *	919	18,435
Hansen Medical, Inc. * (a)	815	15,395
I-Flow Corp. *	949	15,886
ImClone Systems, Inc. *	2,389	84,475
Immunogen, Inc. *	2,179	12,094
Immunomedics, Inc. *	2,368	9,827

The accompanying notes are an integral part of the financial statements. 126

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Invacare Corp.	1,176	$21,556
K-V Pharmaceutical Company, Class A *	1,449	39,471
Landauer, Inc.	396	19,503
Luminex Corp. *	1,163	14,317
Mannatech, Inc. (a)	980	15,572
Matria Healthcare, Inc. *	713	21,590
Maxygen, Inc. *	1,541	13,206
Medical Action, Inc. *	640	11,558
Mentor Corp. (a)	1,233	50,158
Meridian Bioscience, Inc.	1,225	26,534
Molina Healthcare, Inc. *	814	24,843
Neurogen Corp. *	1,842	12,231
Option Care, Inc.	1,255	19,327
OraSure Technologies, Inc. *	1,961	16,041
Pain Therapeutics, Inc. * (a)	1,748	15,225
Parexel International Corp. *	797	33,522
Perrigo Company	2,754	53,923
Quidel Corp. *	1,151	20,212
Res-Care, Inc. *	987	20,865
Savient Pharmaceuticals, Inc. *	1,680	20,866
Seattle Genetics, Inc. *	1,805	17,707
Third Wave Technologies, Inc. *	2,284	13,361
Vital Signs, Inc.	412	22,887
Vivus, Inc. * (a)	2,293	11,992
West Pharmaceutical Services, Inc.	942	44,415
Wyeth	35,837	2,054,894
Xenoport, Inc. *	744	33,049
Zymogenetics, Inc. *	2,284	33,369

		3,165,912
Educational Services - 0.12%
Apollo Group, Inc., Class A *	4,474	261,416
Capella Education Co. *	508	23,383
DeVry, Inc.	2,026	68,925
eCollege.com *	840	18,690
INVESTools, Inc. *	1,967	19,591
Laureate Education, Inc. *	1,436	88,544
Leapfrog Enterprises, Inc., Class A * (a)	2,159	22,130
Lincoln Educational Services Corp. * (a)	950	14,117
Renaissance Learning, Inc.	1,162	15,280
Strayer Education, Inc.	399	52,552
Universal Technical Institute, Inc. *	890	22,597

		607,225
Electrical Equipment - 0.55%
A.O. Smith Corp.	903	36,021
Aaon, Inc.	602	19,174
American Science & Engineering, Inc. *	311	17,680
AMETEK, Inc.	2,950	117,056
Anaren, Inc. *	800	14,088
Anixter International, Inc. *	1,096	82,430
Audiovox Corp., Class A *	1,207	15,655
AZZ, Inc. *	436	14,671

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Baldor Electric Company	1,202	$59,234
Cohu, Inc.	860	19,135
Coleman Cable, Inc. *	604	15,619
Cooper Industries, Ltd., Class A	8,433	481,440
DTS, Inc. *	719	15,653
Emerson Electric Company	21,764	1,018,555
Encore Wire Corp.	728	21,432
Excel Technology, Inc. *	644	17,993
FLIR Systems, Inc. *	1,402	64,842
Genlyte Group, Inc. *	788	61,889
GrafTech International, Ltd. *	3,091	52,052
Greatbatch, Inc. *	686	22,226
Hubbell, Inc., Class B	1,653	89,626
Lamson & Sessions Company *	565	15,012
Littelfuse, Inc. *	671	22,660
Methode Electronics, Inc.	1,289	20,173
Molex, Inc.	5,208	156,292
Plug Power, Inc. * (a)	4,305	13,518
Powell Industries, Inc. *	471	14,959
Power-One, Inc. *	3,350	13,333
Preformed Line Products Company	360	17,284
Tektronix, Inc.	1,659	55,975
Universal Electronics, Inc. *	533	19,359
Varian, Inc. *	879	48,196
Vicor Corp.	1,564	20,692
W.H. Brady Company, Class A	1,563	58,050
Watsco, Inc.	805	43,792
Wesco International, Inc. *	1,367	82,635

		2,858,401
Electrical Utilities - 2.32%
Allegheny Energy, Inc. *	4,307	222,844
Allete, Inc.	940	44,227
Alliant Energy Corp.	2,739	106,410
Ameren Corp.	5,634	276,122
American Electric Power Company, Inc.	10,633	478,910
Avista Corp.	1,662	35,816
Black Hills Corp.	493	19,597
CenterPoint Energy, Inc.	8,765	152,511
Central Vermont Public Service Corp.	521	19,631
Cleco Corp.	1,771	43,390
CMS Energy Corp.	6,338	109,014
Connecticut Water Service, Inc.	575	14,013
Consolidated Edison, Inc.	7,067	318,863
Constellation Energy Group	4,799	418,329
Dominion Resources, Inc.	9,413	812,436
DPL, Inc.	3,157	89,469
DTE Energy Company	4,493	216,652
Dynegy, Inc., Class A *	21,718	205,018
Edison International	8,796	493,632
El Paso Electric Company *	1,474	36,201
Empire District Electric Company	201	4,496

The accompanying notes are an integral part of the financial statements. 127

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Entergy Corp.	5,562	$597,081
Exelon Corp.	17,976	1,305,058
FirstEnergy Corp.	8,553	553,636
FPL Group, Inc.	10,851	615,686
Great Plains Energy, Inc.	2,242	65,287
Hawaiian Electric Industries, Inc.	2,308	54,677
IDACORP, Inc.	1,276	40,883
Integrys Energy Group, Inc.	1,928	97,807
ITC Holdings Corp.	1,254	50,950
MGE Energy, Inc.	740	24,176
Mirant Corp. *	6,803	290,148
Northeast Utilities	3,609	102,351
NorthWestern Corp.	1,137	36,168
NSTAR	2,946	95,598
OGE Energy Corp.	2,471	90,562
Otter Tail Corp.	884	28,350
Pepco Holdings, Inc.	4,535	127,887
PG&E Corp.	9,431	427,224
Pike Electric Corp. *	989	22,134
Pinnacle West Capital Corp.	2,684	106,957
PNM Resources, Inc.	2,144	59,582
Portland General Electric Company	1,867	51,231
PPL Corp.	10,242	479,223
Public Service Enterprise Group, Inc.	6,736	591,286
Puget Energy, Inc.	3,147	76,094
Quanta Services, Inc. *	3,352	102,806
Reliant Energy, Inc. *	8,893	239,666
Sierra Pacific Resources *	6,404	112,454
TECO Energy, Inc.	4,688	80,540
The AES Corp. *	17,727	387,867
The Southern Company	19,729	676,507
UIL Holding Corp.	756	25,024
Unisource Energy Corp.	1,058	34,798
Unitil Corp.	302	8,214
Westar Energy, Inc.	2,507	60,870
Wisconsin Energy Corp.	3,163	139,900
Xcel Energy, Inc.	10,401	212,908

		12,189,171
Electronics - 0.84%
Adaptec, Inc. *	4,329	16,493
Agilent Technologies, Inc. *	10,998	422,763
Amphenol Corp., Class A	4,891	174,364
Anadigics, Inc. *	1,721	23,733
Analogic Corp.	419	30,801
Ansoft Corp. *	726	21,410
Arrow Electronics, Inc. *	2,840	109,141
Avnet, Inc. *	3,648	144,607
AVX Corp.	3,951	66,140
Axsys Technologies, Inc. *	750	16,043
Bel Fuse, Inc., Class B	449	15,279
Belden CDT, Inc.	1,246	68,966

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Checkpoint Systems, Inc. *	1,166	$29,441
CTS Corp.	1,359	17,205
Cubic Corp.	235	7,092
Cynosure, Inc.	415	15,118
Daktronics, Inc. (a)	1,186	25,475
Dolby Laboratories, Inc., Class A *	2,523	89,339
DRS Technologies, Inc.	1,089	62,367
Electro Scientific Industries, Inc. *	968	20,134
Enersys *	1,439	26,334
FEI Company *	1,021	33,142
Franklin Electric, Inc. (a)	719	33,922
Garmin, Ltd. (a)	5,738	424,440
Harman International Industries, Inc.	1,667	194,706
Hutchinson Technology, Inc. *	874	16,440
II-VI, Inc. *	898	24,399
Imation Corp.	1,021	37,634
Integrated Electrical Services, Inc. *	564	18,595
Integrated Silicon Solution, Inc. *	2,316	14,591
IPG Photonics Corp. *	1,327	26,474
Itron, Inc. *	731	56,974
Jabil Circuit, Inc.	6,031	133,104
Kemet Corp. *	2,827	19,930
L-3 Communications Holdings, Inc.	3,233	314,862
LoJack Corp. *	713	15,893
Measurement Specialties, Inc. *	609	14,421
Medis Technologies, Ltd. * (a)	1,116	16,394
Mentor Graphics Corp. *	2,461	32,411
Mercury Computer Systems, Inc. *	1,135	13,847
MoSys, Inc. * (a)	1,460	12,775
Multi-Fineline Electronix, Inc. *	955	16,388
Newport Corp. *	1,337	20,697
OSI Systems, Inc. *	625	17,094
Park Electrochemical Corp.	692	19,501
Rogers Corp. *	559	20,683
Sanmina-SCI Corp. *	15,896	49,754
SiRF Technology Holdings, Inc. *	1,529	31,711
Solectron Corp. *	21,091	77,615
Stoneridge, Inc. *	1,083	13,364
Supertex, Inc. *	459	14,385
Sycamore Networks, Inc. *	8,872	35,665
Synopsys, Inc. *	3,350	88,541
Syntax-Brillian Corp. * (a)	1,995	9,815
Taser International, Inc. * (a)	2,096	29,260
Technitrol, Inc.	1,224	35,092
Teleflex, Inc.	1,065	87,096
Thermo Electron Corp. *	10,954	566,541
Thomas & Betts Corp. *	1,324	76,792
Trimble Navigation, Ltd. *	2,659	85,620
TTM Technologies, Inc. *	1,448	18,824
Universal Display Corp. *	1,093	17,171
Vishay Intertechnology, Inc. *	4,086	64,641
X-Rite, Inc.	1,267	18,714

The accompanying notes are an integral part of the financial statements. 128

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Zebra Technologies Corp., Class A *	1,980	$76,705
Zoran Corp. *	1,517	30,401
Zygo Corp. *	922	13,175

		4,392,444
Energy - 0.79%
Alon USA Energy, Inc.	1,343	59,105
Aventine Renewable Energy Holdings, Inc. * (a)	1,326	22,502
Calumet Specialty Products Partners LP *	849	41,261
Covanta Holding Corp. *	3,628	89,430
Duke Energy Corp.	34,162	625,165
Energen Corp.	1,964	107,902
Energy Conversion Devices, Inc. * (a)	1,178	36,306
Energy East Corp.	3,879	101,203
Evergreen Energy, Inc. * (a)	2,740	16,522
Evergreen Solar, Inc. * (a)	2,144	19,939
First Solar, Inc. *	1,979	176,705
Fuelcell Energy, Inc. * (a)	2,314	18,327
GeoMet, Inc. *	1,628	12,471
Hanover Compressor Company *	2,172	51,802
Headwaters, Inc. *	1,251	21,605
Horizon Offshore, Inc. *	1,107	21,254
McDermott International, Inc. *	2,825	234,814
MDU Resources Group, Inc.	4,248	119,114
New Jersey Resources Corp.	767	39,132
NRG Energy, Inc. *	6,452	268,210
ONEOK Partners LP	1,981	135,600
Ormat Technologies, Inc. (a)	1,154	43,483
Pacific Ethanol, Inc. * (a)	1,283	16,936
Progress Energy, Inc.	6,585	300,210
Rosetta Resources, Inc. *	1,512	32,569
SCANA Corp.	3,115	119,273
Sempra Energy	6,936	410,819
SunPower Corp., Class A. * (a)	1,747	110,148
TXU Corp.	12,316	828,867
US BioEnergy Corp. *	1,977	22,459
VeraSun Energy Corp. * (a)	2,186	31,653
Verenium Corp. * (a)	1,901	9,638

		4,144,424
Financial Services - 8.42%
A.G. Edwards, Inc.	1,850	156,418
ACA Capital Holdings, Inc. *	1,219	14,506
Advance America Cash Advance Centers, Inc.	2,424	43,002
Advanta Corp., Class B	1,254	39,050
Affiliated Managers Group, Inc. *	834	107,386
AllianceBernstein Holding LP *	2,125	185,066
American Express Company	32,101	1,963,939
AmeriCredit Corp. *	3,354	89,049
Ameriprise Financial, Inc.	6,552	416,511
Asset Acceptance Capital Corp. *	1,236	21,877
Asta Funding, Inc. (a)	433	16,640
Authorize.Net Holdings, Inc. *	986	17,640

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Bankrate, Inc. *	554	$26,548
Bear Stearns Companies, Inc.	3,200	448,000
Blackrock, Inc., Class A (a)	3,136	491,066
Broadridge Financial Solutions, Inc.	2,937	56,155
Calamos Asset Management, Inc.	810	20,696
Capital One Financial Corp.	11,020	864,409
CapitalSource, Inc. (a)	4,148	101,999
Cass Information Systems, Inc. (a)	461	16,716
Centerline Holding Company (a)	1,692	30,456
Charles Schwab Corp.	34,199	701,764
Chicago Merchantile Exchange Holdings, Inc.	926	494,817
CIT Group, Inc.	5,300	290,599
Citigroup, Inc.	133,423	6,843,266
Clayton Holdings, Inc. *	734	8,360
Cohen & Steers, Inc. (a)	1,132	49,185
Countrywide Financial Corp.	15,933	579,165
Credit Acceptance Corp. *	927	24,871
Cross Timbers Royalty Trust	168	7,143
Delphi Financial Group, Inc.	915	38,265
Dollar Financial Corp. *	740	21,090
E*TRADE Financial Corp. *	11,227	248,004
Eaton Vance Corp.	3,095	136,737
Epoch Holding Corp. *	769	10,297
FCStone Group, Inc. *	526	30,145
Federal Agricultural Mortgage Corp., Class C	542	18,547
Federal Home Loan Mortgage Corp.	18,523	1,124,346
Federal National Mortgage Association	26,006	1,698,972
Federated Investors, Inc., Class B	2,886	110,620
Fidelity National Financial, Inc., Class A	6,082	144,143
Fidelity National Information Services, Inc.	5,205	282,527
Financial Federal Corp.	827	24,661
Franklin Resources, Inc.	6,802	901,061
Fremont General Corp. (a)	2,499	26,889
Friedman, Billings, Ramsey Group, Inc. (a)	5,517	30,123
Fulton Financial Corp.	4,768	68,755
GATX Corp.	1,409	69,393
GFI Group, Inc. *	825	59,796
Goldman Sachs Group, Inc.	11,082	2,402,024
Heartland Payment Systems, Inc. (a)	1,134	33,260
Hugoton Royalty Trust, SBI	1,129	28,485
IndyMac Bancorp, Inc. (a)	2,087	60,878
Interactive Brokers Group, Inc. *	1,247	33,831
Interactive Data Corp.	1,972	52,810
IntercontinentalExchange, Inc. *	1,780	263,173
International Securities Exchange
Holdings, Inc.	1,102	72,016
Investment Technology Group, Inc. *	1,258	54,509
Investors Financial Services Corp.	1,518	93,615
Irwin Financial Corp.	1,128	16,886
Janus Capital Group, Inc.	4,910	136,694
Jefferies Group, Inc.	3,377	91,111
JP Morgan Chase & Company	93,418	4,526,102

The accompanying notes are an integral part of the financial statements. 129

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
KBW, Inc. *	904	$26,560
Kearny Financial Corp.	2,566	34,590
Knight Capital Group, Inc. *	3,074	51,028
LaBranche & Company, Inc. * (a)	2,028	14,967
Ladenburg Thalmann Financial Services, Inc. * (a)	5,311	12,215
Lazard, Ltd., Class A	1,374	61,871
Legg Mason, Inc.	3,481	342,461
Lehman Brothers Holdings, Inc.	14,513	1,081,509
Leucadia National Corp.	6,063	213,721
MarketAxess Holdings, Inc. *	1,066	19,177
MasterCard, Inc., Class A (a)	3,647	604,928
Mellon Financial Corp.	11,011	484,484
Merrill Lynch & Company, Inc.	23,754	1,985,359
MoneyGram International, Inc.	2,449	68,450
Morgan Stanley (c)	28,409	2,382,947
Nasdaq Stock Market, Inc. *	3,167	94,092
National Financial Partners Corp.	1,073	49,691
NBT Bancorp, Inc.	214	4,828
Nelnet, Inc., Class A	1,614	39,446
NewStar Financial, Inc. *	1,169	16,635
Nuveen Investments, Inc., Class A	2,194	136,357
Nymex Holdings, Inc.	2,437	306,160
NYSE Euronext (a)	7,197	529,843
Ocwen Financial Corp. *	1,880	25,060
optionsXpress Holdings, Inc.	1,853	47,548
Penson Worldwide, Inc. *	779	19,109
People's United Financial, Inc.	7,260	128,720
Piper Jaffray Companies, Inc. *	570	31,766
PNC Financial Services Group, Inc.	9,317	666,911
Portfolio Recovery Associates, Inc. * (a)	482	28,930
Raymond James Financial, Inc.	3,311	102,310
Sanders Morris Harris Group, Inc.	1,270	14,783
SEI Investments Company	4,902	142,354
SLM Corp.	11,154	642,247
State Street Corp.	9,033	617,857
Stifel Financial Corp. *	460	27,089
Student Loan Corp.	467	95,221
SWS Group, Inc.	871	18,831
Synovus Financial Corp.	8,884	272,739
T. Rowe Price Group, Inc.	7,058	366,240
Taylor Capital Group, Inc.	532	14,646
TD Ameritrade Holding Corp. *	16,060	321,200
The First Marblehead Corp. (a)	2,689	103,903
Thomas Weisel Partners Group, Inc. *	884	14,719
UMB Financial Corp.	1,253	46,198
United Community Financial Corp.	1,693	16,896
Waddell & Reed Financial, Inc., Class A	2,448	63,673
Washington Mutual, Inc.	23,949	1,021,185
Wells Fargo & Company	89,802	3,158,336
Wesco Financial Corp.	196	75,460
Western Union Company	20,674	430,639

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
World Acceptance Corp. *	550	$23,502

		44,135,455
Food & Beverages - 2.69%
Calavo Growers, Inc.	938	11,791
Cal-Maine Foods, Inc.	957	15,676
Campbell Soup Company	10,383	402,964
Chiquita Brands International, Inc. * (a)	1,483	28,118
Coca-Cola Bottling Company	369	18,561
Coca-Cola Enterprises, Inc.	12,478	299,472
ConAgra Foods, Inc.	13,442	361,052
Constellation Brands, Inc., Class A *	5,724	138,979
Corn Products International, Inc.	1,619	73,584
Dean Foods Company *	3,712	118,301
Del Monte Foods Company	4,094	49,783
Diamond Foods, Inc.	844	14,812
Farmer Brothers Company	766	17,335
Flowers Foods, Inc.	1,755	58,547
General Mills, Inc.	9,076	530,220
Green Mountain Coffee Roasters, Inc. *	266	20,945
H.J. Heinz Company	8,803	417,878
Hain Celestial Group, Inc. *	1,225	33,246
Hansen Natural Corp. *	2,563	110,158
Hershey Company	6,057	306,605
Hormel Foods Corp.	3,744	139,838
J & J Snack Foods Corp.	585	22,078
J.M. Smucker Company	1,572	100,074
Jones Soda Company * (a)	789	11,062
Kellogg Company	10,518	544,727
Kraft Foods, Inc., Class A	44,395	1,564,924
Lance, Inc.	1,038	24,455
M & F Worldwide Corp. *	595	39,615
McCormick & Company, Inc.	3,573	136,417
MGP Ingredients, Inc.	718	12,134
Morton's Restaurant Group, Inc. *	954	17,277
National Beverage Corp. *	1,464	16,851
Nuco2, Inc. *	628	16,121
Pepsi Bottling Group, Inc.	5,991	201,777
PepsiAmericas, Inc.	2,781	68,301
PepsiCo, Inc.	44,457	2,883,036
Performance Food Group Company *	1,074	34,894
Pilgrim's Pride Corp. (a)	1,906	72,752
Ralcorp Holdings, Inc. *	750	40,087
Sanderson Farms, Inc.	635	28,588
Sara Lee Corp.	19,434	338,152
Seaboard Corp.	36	84,420
Smithfield Foods, Inc. *	3,755	115,616
Spartan Stores, Inc.	728	23,958
Sysco Corp.	16,743	552,352
The Coca-Cola Company	62,019	3,244,214
Tootsie Roll Industries, Inc.	1,669	46,248
TreeHouse Foods, Inc. *	928	24,694

The accompanying notes are an integral part of the financial statements. 130

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Tyson Foods, Inc., Class A	9,178	$211,461
William Wrigley Jr. Company	7,451	412,115
Winn-Dixie Stores, Inc. *	1,615	47,319
York Water Company	226	4,012

		14,107,596
Forest Products - 0.11%
Deltic Timber Corp.	450	24,669
Rayonier, Inc.	1,949	87,978
Weyerhaeuser Company	5,659	446,665

		559,312
Funeral Services - 0.03%
Service Corp. International	7,026	89,792
Stewart Enterprises, Inc., Class A	3,278	25,536
Stonemor Partners LP	640	15,814

		131,142
Furniture & Fixtures - 0.05%
American Woodmark Corp. (a)	521	18,026
Ethan Allen Interiors, Inc.	865	29,626
Furniture Brands International, Inc. (a)	1,465	20,803
Hooker Furniture Corp.	686	15,394
Kimball International, Inc., Class B	1,365	19,124
La-Z-Boy, Inc. (a)	1,769	20,273
Leggett & Platt, Inc.	3,938	86,833
Sealy Corp.	2,539	41,944
Stanley Furniture Company, Inc.	800	16,432

		268,455
Gas & Pipeline Utilities - 0.96%
AGL Resources, Inc.	1,957	79,219
American States Water Company	594	21,129
AmeriGas Partners LP	1,111	40,163
Aquila, Inc. *	11,848	48,458
Atlas Pipeline Partners, LP	435	23,607
Atmos Energy Corp.	2,321	69,769
Aurora Oil & Gas Corp. *	4,904	10,445
Boardwalk Pipeline Partners LP	2,681	95,122
Buckeye GP Holdings LP	913	30,385
Cal Dive International, Inc. *	2,551	42,423
California Water Service Group	650	24,368
Chesapeake Utilities Corp.	408	13,978
Copano Energy LLC	785	33,496
Crosstex Energy LP * (a)	1,214	42,806
Crosstex Energy, Inc.	1,188	34,131
DCP Midstream Partners LP	248	11,562
El Paso Corp.	18,748	323,028
Enbridge Energy Management LLC *	420	23,369
Enbridge Energy Partners LP	2,099	116,599
Energy Transfer Equity LP	5,465	232,208
Energy Transfer Partners	3,069	189,449
Equitable Resources, Inc.	2,895	143,476
Ferrellgas Partners LP (a)	1,931	46,576
Global Industries, Ltd. *	3,306	88,667

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Hiland Partners LP	435	$23,712
Holly Energy Partners, LP *	547	27,842
Inergy LP *	1,404	50,825
KeySpan Corp.	4,608	193,444
Kinder Morgan Energy Partners LP	5,960	328,932
Kinder Morgan Management LLC *	1,364	70,792
Magellan Midstream Partners LP	1,427	66,470
Markwest Energy Partners LP *	932	32,434
Middlesex Water Company	771	14,811
National Fuel Gas Company	2,203	95,412
Nicor, Inc. (a)	1,177	50,517
NiSource, Inc.	7,342	152,053
Northwest Natural Gas Company	837	38,661
NuStar Energy LP *	1,277	87,474
Omega Flex, Inc.	751	14,457
ONEOK, Inc.	2,991	150,776
Piedmont Natural Gas, Inc. (a)	2,118	52,209
Questar Corp.	4,264	225,352
RAM Energy Resources, Inc. *	2,776	15,046
Regency Energy Partners LP (a)	1,459	48,410
SEMCO Energy, Inc. *	1,893	14,709
South Jersey Industries, Inc.	761	26,924
Southern Union Company	3,317	108,101
Southwest Gas Corp.	1,189	40,200
Southwest Water Company (a)	1,327	16,946
Spectra Energy Corp.	16,867	437,867
Star Gas Partners *	3,476	15,503
Suburban Propane Partners, L.P.	964	46,147
TC Pipelines LP *	1,059	41,756
The Laclede Group, Inc.	663	21,136
TransMontaigne Partners LP	465	16,424
UGI Corp.	2,896	79,003
Vectren Corp.	2,070	55,745
WGL Holdings, Inc.	1,391	45,402
Williams Companies, Inc.	16,190	511,928
Williams Partners LP	1,039	50,163

		5,052,016
Gold - 0.01%
Meridian Gold, Inc. *	2,793	77,031
Healthcare Products - 2.70%
Accuray, Inc. *	1,574	34,911
Advanced Medical Optics, Inc. * (a)	1,689	58,912
Align Technology, Inc. *	1,917	46,315
American Medical Systems Holdings, Inc. * (a)	2,095	37,794
AngioDynamics, Inc. *	815	14,678
Animal Health International, Inc. *	1,020	14,780
Arthrocare Corp. *	837	36,753
Aspect Medical Systems, Inc. *	908	13,584
Bausch & Lomb, Inc.	1,523	105,757
Baxter International, Inc.	17,688	996,542
Beckman Coulter, Inc.	1,700	109,956

The accompanying notes are an integral part of the financial statements. 131

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Becton, Dickinson & Company	6,546	$487,677
Biomet, Inc.	6,390	292,151
Biosite, Inc. *	467	43,193
Boston Scientific Corp. *	39,705	609,075
Bruker BioSciences Corp. *	3,269	29,454
C.R. Bard, Inc.	2,647	218,722
Caliper Life Sciences, Inc. *	2,707	12,696
Cantel Medical Corp. *	728	12,383
Cardiac Science Corp. *	1,233	13,514
Cholestech Corp. *	697	15,327
Clinical Data, Inc. *	584	12,357
Computer Programs & Systems, Inc.	450	13,941
Conceptus, Inc. *	975	18,886
CONMED Corp. *	853	24,976
Cutera, Inc. *	443	11,040
Cyberonics, Inc. *	854	14,364
Cypress Biosciences, Inc. *	1,333	17,676
Cytyc Corp. *	2,701	116,440
Dade Behring Holdings, Inc.	2,056	109,215
DENTSPLY International, Inc.	3,626	138,731
DJO, Inc. *	682	28,146
Edwards Lifesciences Corp. *	1,627	80,276
Foxhollow Technologies, Inc. *	942	20,008
Gen-Probe, Inc. *	1,503	90,811
Haemonetics Corp. *	792	41,667
Henry Schein, Inc. *	2,069	110,547
Herbalife, Ltd.	1,959	77,674
Hillenbrand Industries, Inc.	1,697	110,305
Hologic, Inc. *	1,513	83,684
ICU Medical, Inc. *	492	21,126
IDEXX Laboratories, Inc. *	863	81,666
Intuitive Surgical, Inc. *	904	125,448
Inverness Medical Innovations, Inc. *	1,322	67,448
Ista Pharmaceuticals, Inc. *	1,301	9,601
Johnson & Johnson	77,651	4,784,855
Kensey Nash Corp. *	532	14,263
Kinetic Concepts, Inc. *	1,985	103,160
Kyphon, Inc. *	1,277	61,488
LCA-Vision, Inc.	648	30,624
LifeCell Corp. *	1,033	31,548
Lifecore Biomedical, Inc. *	720	11,426
Mannkind Corp. * (a)	2,355	29,037
Medtronic, Inc.	30,954	1,605,274
Merit Medical Systems, Inc. *	1,181	14,125
Micrus Endovascular Corp. *	573	14,096
Natus Medical, Inc. *	834	13,277
NutriSystem, Inc. *	1,014	70,818
Nuvasive, Inc. *	1,067	28,820
Owens & Minor, Inc.	1,158	40,461
Patterson Companies, Inc. *	3,342	124,556
Polymedica Corp.	650	26,552
PSS World Medical, Inc. *	2,036	37,096

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
ResMed, Inc. *	2,165	$89,328
Respironics, Inc. *	2,054	87,480
Sirona Dental Systems, Inc. * (a)	1,606	60,755
SonoSite, Inc. *	599	18,827
Spectranetics Corp. * (a)	1,355	15,610
St. Jude Medical, Inc. *	9,464	392,661
Stereotaxis, Inc. *	1,375	17,958
STERIS Corp.	1,842	56,365
Stryker Corp.	10,822	682,760
SurModics, Inc. * (a)	570	28,500
Symmetry Medical, Inc. *	1,117	17,883
The Cooper Companies, Inc.	1,248	66,543
The Medicines Company *	1,521	26,800
Thoratec Corp. *	1,601	29,442
TomoTherapy, Inc. *	1,486	32,573
USANA Health Sciences, Inc. * (a)	537	24,025
Varian Medical Systems, Inc. *	3,143	133,609
Ventana Medical Systems, Inc. *	1,087	83,992
Visicu, Inc. *	1,322	12,096
Volcano, Corp. *	1,173	23,706
Wright Medical Group, Inc. *	1,089	26,267
Xtent, Inc. *	868	8,680
Young Innovations, Inc.	515	15,028
Zimmer Holdings, Inc. *	6,392	542,617
Zoll Medical Corp. *	669	14,925

		14,180,113
Healthcare Services - 1.69%
Air Methods Corp. *	491	18,005
Alliance Imaging, Inc. *	1,734	16,282
Amedisys, Inc. *	733	26,630
American Dental Partners, Inc. *	613	15,920
AMERIGROUP Corp. *	1,489	35,438
AMN Healthcare Services, Inc. *	997	21,934
Anesiva, Inc. *	1,622	9,975
Apria Healthcare Group, Inc. *	1,229	35,358
Assisted Living Concepts, Inc. *	1,872	19,937
Barrier Therapeutics, Inc. *	1,761	11,446
Brookdale Senior Living, Inc. (a)	2,836	129,236
Capital Senior Living Corp. *	1,324	12,472
Cardinal Health, Inc.	10,761	760,157
Cerner Corp. *	1,812	100,512
CorVel Corp. *	498	13,018
Covance, Inc. *	1,734	118,883
Coventry Health Care, Inc. *	4,069	234,578
Cross Country Healthcare, Inc. *	1,037	17,297
DaVita, Inc. *	2,884	155,390
Eastern Insurance Holdings, Inc.	1,149	18,258
Emergency Medical Services Corp., Class A *	354	13,852
Emeritus Corp. *	590	18,278
Enzo Biochem, Inc. *	1,224	18,299
Express Scripts, Inc. *	7,198	359,972

The accompanying notes are an integral part of the financial statements. 132

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Five Star Quality Care, Inc. *	1,273	$10,158
Genesis HealthCare Corp. *	552	37,768
Health Net, Inc. *	2,889	152,539
Healthextras, Inc. *	1,227	36,295
Healthsouth Corp. * (a)	2,342	42,414
Healthspring, Inc. *	1,639	31,239
Healthways, Inc. *	1,020	48,317
HLTH Corp. *	4,589	64,292
Hooper Holmes, Inc. *	3,177	10,643
Humana, Inc. *	4,349	264,898
IMS Health, Inc.	5,519	177,325
Kindred Healthcare, Inc. *	1,146	35,205
Laboratory Corp. of America Holdings *	3,230	252,780
LHC Group, Inc. *	594	15,563
Lincare Holdings, Inc. *	2,425	96,636
Magellan Health Services, Inc. *	1,096	50,931
McKesson Corp.	7,985	476,225
Medco Health Solutions, Inc. *	7,946	619,709
National Healthcare Corp.	416	21,466
Nighthawk Radiology Holdings, Inc. *	982	17,725
Obagi Medical Products, Inc. *	882	15,629
Odyssey Healthcare, Inc. *	1,305	15,477
Omnicare, Inc. (a)	2,855	102,951
Palomar Medical Technologies, Inc. *	545	18,917
Pediatrix Medical Group, Inc. *	1,354	74,673
Phase Forward, Inc. *	1,208	20,331
Psychiatric Solutions, Inc. *	1,534	55,623
Quest Diagnostics, Inc.	5,061	261,401
Radiation Therapy Services, Inc. * (a)	717	18,886
Sierra Health Services, Inc. *	1,583	65,821
Sun Healthcare Group, Inc. *	1,375	19,924
Symbion, Inc. *	787	17,086
The Advisory Board Company *	541	30,058
Town Sports International Holdings, Inc. *	854	16,499
UnitedHealth Group, Inc.	36,198	1,851,166
ViaCell, Inc. *	2,103	11,630
WebMD Health Corp. *	1,657	77,995
Weight Watchers International, Inc.	2,173	110,475
WellCare Health Plans, Inc. *	918	83,088
WellPoint, Inc. *	16,672	1,330,926

		8,841,811
Holdings Companies/Conglomerates - 3.11%
Berkshire Hathaway, Inc., Class A *	41	4,488,475
Florida East Coast, Inc.	768	63,729
General Electric Company	275,708	10,554,102
Loews Corp.	15,035	766,484
PICO Holdings, Inc. *	508	21,976
Textron, Inc.	3,343	368,098
United Industrial Corp.	356	21,353

		16,284,217

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders - 0.23%
AMREP Corp. *	216	$10,271
Beazer Homes USA, Inc.	1,158	28,568
Centex Corp.	2,885	115,689
Champion Enterprises, Inc. * (a)	2,379	23,386
D.R. Horton, Inc.	8,769	174,766
Hovnanian Enterprises, Inc., Class A *	1,812	29,952
KB Home	2,044	80,472
Lennar Corp., Class A	4,437	162,217
M.D.C. Holdings, Inc.	1,263	61,079
M/I Homes, Inc.	494	13,140
Meritage Homes Corp. *	795	21,266
NVR, Inc. *	129	87,688
Palm Harbor Homes, Inc. * (a)	996	14,093
Pulte Homes, Inc.	7,167	160,899
Ryland Group, Inc.	1,211	45,255
Standard Pacific Corp.	1,901	33,325
Toll Brothers, Inc. *	3,595	89,803
Walter Industries, Inc.	1,471	42,600

		1,194,469
Hotels & Restaurants - 1.15%
AFC Enterprises, Inc. *	998	17,255
Ameristar Casinos, Inc.	1,632	56,696
Applebee's International, Inc.	2,154	51,911
Benihana, Inc. Class A *	550	11,000
BJ's Restaurants, Inc. *	961	18,970
Bob Evans Farms, Inc.	1,083	39,909
Boyd Gaming Corp.	1,997	98,232
Brinker International, Inc.	2,734	80,024
Buffalo Wild Wings, Inc. *	546	22,708
Burger King Holdings, Inc.	3,034	79,916
California Pizza Kitchen, Inc. *	878	18,849
CBRL Group, Inc.	753	31,987
CEC Entertainment, Inc. *	955	33,616
Chipotle Mexican Grill, Inc., Class A *	911	77,690
Choice Hotels International, Inc.	1,894	74,851
CKE Restaurants, Inc.	2,063	41,404
Darden Restaurants, Inc.	3,521	154,889
Denny's Corp. *	3,272	14,560
Domino's Pizza, Inc.	1,732	31,644
Hilton Hotels Corp.	10,244	342,867
IHOP Corp.	463	25,201
Jack in the Box, Inc. *	672	47,672
Jamba, Inc. * (a)	2,035	18,600
Krispy Kreme Doughnuts, Inc. * (a)	2,002	18,538
Landry's Restaurants, Inc.	664	20,093
Lodgian, Inc. *	1,169	17,570
Luby's Cafeterias, Inc. *	1,392	13,447
Marcus Corp.	1,062	25,233
Marriott International, Inc., Class A	10,677	461,673
McCormick & Schmick's Seafood
Restaurants, Inc. *	603	15,642
McDonald's Corp.	32,461	1,647,720

The accompanying notes are an integral part of the financial statements. 133

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Morgans Hotel Group Company *	1,110	$27,062
O'Charley's, Inc.	878	17,700
Orient Express Hotels, Ltd.	1,663	88,804
P.F. Chang's China Bistro, Inc. *	789	27,773
Panera Bread Company, Class A *	879	40,487
Papa John's International, Inc. *	996	28,645
Peets Coffee & Tea, Inc. *	613	15,098
RARE Hospitality International, Inc. *	1,076	28,805
Red Lion Hotels Corp. *	1,153	14,816
Red Robin Gourmet Burgers, Inc. *	514	20,750
Ruby Tuesday, Inc.	1,668	43,918
Ruth's Chris Steak House, Inc. *	847	14,391
Sonic Corp. *	1,955	43,245
Starbucks Corp. *	20,471	537,159
Starwood Hotels & Resorts Worldwide, Inc.	5,631	377,671
Texas Roadhouse, Inc., Class A *	2,313	29,583
The Cheesecake Factory, Inc. *	2,239	54,900
The Steak & Shake Company *	1,082	18,059
Triarc Companies, Inc.	2,664	41,825
Wendy's International, Inc.	2,145	78,829
Wyndham Worldwide Corp. *	5,060	183,476
Wynn Resorts, Ltd. * (a)	2,660	238,575
Yum! Brands, Inc.	14,212	465,017

		6,046,955
Household Appliances - 0.10%
Black & Decker Corp.	1,642	145,005
Drew Industries, Inc. *	675	22,370
Libbey, Inc.	618	13,330
Lifetime Brands, Inc.	574	11,738
National Presto Industries, Inc.	344	21,445
The Toro Company	1,076	63,366
Whirlpool Corp.	1,981	220,287

		497,541
Household Products - 0.25%
Blyth, Inc.	1,211	32,188
Central Garden & Pet Company * (a)	2,480	30,405
Church & Dwight, Inc.	1,739	84,272
Cryolife, Inc. *	1,125	14,636
Energizer Holdings, Inc. *	1,362	135,655
Fortune Brands, Inc.	3,912	322,231
Jarden Corp. *	1,989	85,547
Newell Rubbermaid, Inc.	6,886	202,655
Select Comfort Corp. *	1,532	24,849
Tempur-Pedic International, Inc. (a)	2,325	60,218
The Clorox Company	3,792	235,483
Tupperware Brands Corp.	1,743	50,094
TurboChef Technologies, Inc. *	1,018	14,171
WD-40 Company	654	21,497

		1,313,901
Housing & Urban Development - 0.00%
Cavco Industries, Inc. *	376	14,108

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 1.27%
Actuant Corp., Class A	787	$49,628
AGCO Corp. *	2,481	107,700
Alamo Group, Inc.	564	14,213
Albany International Corp., Class A	887	35,870
Altra Holdings, Inc. *	911	15,742
Badger Meter, Inc. (a)	597	16,871
Briggs & Stratton Corp. (a)	1,438	45,383
Cameron International Corp. *	2,791	199,473
Cascade Corp.	360	28,238
Caterpillar, Inc.	17,400	1,362,420
Chart Industries, Inc. *	924	26,279
Circor International, Inc.	552	22,317
Cognex Corp.	1,488	33,495
Crane Company	1,252	56,903
Cummins, Inc.	2,750	278,328
Deere & Company	6,118	738,687
Dionex Corp. *	597	42,381
Donaldson Company, Inc.	2,219	78,885
Dover Corp.	5,239	267,975
Dresser-Rand Group, Inc. *	1,913	75,564
EnPro Industries, Inc. *	656	28,070
Flow International Corp. *	1,391	17,527
Flowserve Corp.	1,334	95,514
FMC Technologies, Inc. *	1,877	148,696
Gardner Denver, Inc. *	1,484	63,144
Gehl Company *	482	14,634
Gorman-Rupp Company	489	15,580
Graco, Inc.	1,883	75,847
Grant Prideco, Inc. *	3,223	173,494
H&E Equipment Services, Inc. *	1,195	33,149
IDEX Corp.	2,215	85,366
Ingersoll-Rand Company, Class A	8,138	446,125
Intevac, Inc. *	690	14,669
ITT Corp.	4,807	328,222
Kadant, Inc. *	548	17,098
Kennametal, Inc.	1,051	86,214
Lincoln Electric Holdings, Inc.	889	65,999
Lindsay Corp.	468	20,728
Lufkin Industries, Inc.	441	28,467
Metropolitan Pro Corp.	1,196	18,789
Middleby Corp. *	458	27,398
NACCO Industries, Inc., Class A	236	36,696
NATCO Group, Inc. *	554	25,506
OYO Geospace Corp. *	209	15,506
Pall Corp.	3,007	138,292
Parker-Hannifin Corp.	2,998	293,534
Quixote Corp.	854	15,970
Regal-Beloit Corp.	881	41,002
Robbins & Myers, Inc.	534	28,371
Rofin-Sinar Technologies, Inc. *	475	32,775
Sauer-Danfoss, Inc.	1,421	42,289
Tecumseh Products Company, Class A *	1,219	19,151

The accompanying notes are an integral part of the financial statements. 134

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Tennant Company	598	$21,827
Terex Corp. *	2,600	211,380
The Manitowoc Company, Inc.	1,448	116,390
Tredegar Industries, Inc.	1,158	24,665
Twin Disc, Inc.	248	17,834
Valmont Industries, Inc.	748	54,424
W.W. Grainger, Inc.	2,135	198,662
Watts Water Technologies, Inc., Class A	1,096	41,067

		6,676,423
Industrials - 0.08%
Aecom Technology Corp. *	2,707	67,161
Brookfield Homes Corp. (a)	839	24,407
Clean Harbors, Inc. *	577	28,515
Fastenal Company (a)	3,798	158,984
Harsco Corp.	1,928	100,256
Lawson Products, Inc.	428	16,564
Michael Baker Corp. *	434	16,123

		412,010
Insurance - 4.54%
21st Century Insurance Group	2,568	56,136
ACE, Ltd.	8,746	546,800
Aetna, Inc.	13,963	689,772
AFLAC, Inc.	13,449	691,279
Alfa Corp.	2,539	39,532
Alleghany Corp. *	221	89,836
Allied World Assurance Holdings, Ltd.	1,532	78,515
Allstate Corp.	16,657	1,024,572
Ambac Financial Group, Inc.	2,630	229,310
American Equity Investment Life Holding
Company	1,712	20,681
American Financial Group, Inc.	3,239	110,612
American International Group, Inc.	69,590	4,873,388
American National Insurance Company	712	108,651
American Physicians Capital, Inc. *	469	18,994
Amerisafe, Inc. *	724	14,212
Amtrust Financial Services, Inc. (a)	1,923	36,133
Aon Corp.	8,193	349,104
Arch Capital Group, Ltd. *	1,944	141,018
Argonaut Group, Inc. *	1,043	32,552
Arthur J. Gallagher & Company (a)	2,044	56,987
Aspen Insurance Holdings, Ltd.	2,329	65,375
Assurant, Inc.	3,050	179,706
Assured Guaranty, Ltd.	1,883	55,661
Axis Capital Holdings, Ltd.	4,097	166,543
Baldwin & Lyons, Inc., Class B	101	2,624
Bristol West Holdings, Inc.	973	21,766
Brown & Brown, Inc.	3,937	98,976
Castlepoint Holdings, Ltd. (a)	1,289	18,935
Chubb Corp.	11,101	601,008
CIGNA Corp.	8,255	431,076
Cincinnati Financial Corp.	4,348	188,703

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Citizens, Inc. Class A * (a)	2,247	$15,819
CNA Financial Corp.	7,302	348,232
CNA Surety Corp. *	1,340	25,339
Commerce Group, Inc.	1,927	66,905
Conseco, Inc. *	3,379	70,587
Crawford & Company, Class B	2,366	15,994
Donegal Group, Inc.	1,228	18,297
eHealth, Inc. *	812	15,501
EMC Insurance Group, Inc.	622	15,438
Employers Holdings, Inc.	1,587	33,708
Endurance Specialty Holdings, Ltd.	1,772	70,951
Enstar Group, Ltd. *	343	41,404
Erie Indemnity Company, Class A	1,606	86,788
Everest Re Group, Ltd.	1,715	186,318
FBL Financial Group, Inc., Class A	942	37,039
First Acceptance Corp. *	1,937	19,680
First American Corp.	2,286	113,157
First Mercury Financial Corp. *	782	16,399
Flagstone Reinsurance Holdings Ltd. *	2,549	33,953
FPIC Insurance Group, Inc. *	402	16,390
Genworth Financial, Inc., Class A	12,059	414,830
Great American Financial Resources, Inc.	1,503	36,358
Hallmark Financial Services, Inc. *	1,167	14,144
Hanover Insurance Group, Inc.	1,486	72,502
Harleysville Group, Inc.	1,071	35,729
Hartford Financial Services Group, Inc.	8,598	846,989
HCC Insurance Holdings, Inc.	3,004	100,364
Hilb, Rogal and Hamilton Company	1,029	44,103
Horace Mann Educators Corp.	1,292	27,442
Independence Holding Company	817	16,691
Infinity Property & Casualty Corp.	597	30,286
IPC Holdings, Ltd.	1,640	52,956
James River Group, Inc.	572	19,008
Kansas City Life Insurance Company	535	24,888
LandAmerica Financial Group, Inc.	505	48,727
Lincoln National Corp.	7,482	530,848
Markel Corp. *	267	129,378
Marsh & McLennan Companies, Inc.	14,866	459,062
Max Re Capital, Ltd.	1,629	46,101
MBIA, Inc.	3,412	212,295
Meadowbrook Insurance Group, Inc. *	1,297	14,215
Mercury General Corp.	1,453	80,075
MetLife, Inc.	20,356	1,312,555
MGIC Investment Corp.	1,994	113,379
Midland Company	595	27,929
Montpelier Re Holdings, Ltd. (a)	3,068	56,881
National Interstate Corp.	712	18,569
National Western Life Insurance Company,
Class A *	126	31,868
Nationwide Financial Services, Inc., Class A	4,096	258,949
Navigators Group, Inc. *	512	27,597
NYMAGIC, Inc.	422	16,964

The accompanying notes are an integral part of the financial statements. 135

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Odyssey Re Holdings Corp.	2,023	$86,766
Ohio Casualty Corp.	1,737	75,229
Old Republic International Corp.	5,347	113,677
OneBeacon Insurance Group, Ltd.	2,138	54,156
PartnerRe, Ltd.	1,396	108,190
Philadelphia Consolidated Holding Corp. *	2,009	83,976
Phoenix Companies, Inc.	3,468	52,055
Platinum Underwriters Holdings, Ltd.	1,514	52,611
PMI Group, Inc.	1,956	87,375
Presidential Life Corp.	1,094	21,508
Primus Guaranty, Ltd. *	1,458	15,630
Principal Financial Group, Inc.	7,180	418,522
ProAssurance Corp. *	962	53,555
ProCentury Corp.	653	10,944
Progressive Corp.	20,258	484,774
Protective Life Corp.	1,494	71,428
Prudential Financial, Inc.	12,836	1,248,044
PXRE Group, Ltd. *	3,368	15,627
Radian Group, Inc.	1,879	101,466
Reinsurance Group of America, Inc.	1,694	102,047
RenaissanceRe Holdings, Ltd.	1,884	116,789
RLI Corp.	730	40,843
SAFECO Corp.	2,853	177,628
Safety Insurance Group, Inc.	517	21,404
SCPIE Holdings, Inc. *	649	16,225
SeaBright Insurance Holdings, Inc. *	879	15,365
Security Capital Assurance, Ltd.	1,776	54,825
Selective Insurance Group, Inc.	1,718	46,180
Stancorp Financial Group, Inc.	1,467	76,988
State Auto Financial Corp.	1,303	39,937
Stewart Information Services Corp.	568	22,623
The Travelers Companies, Inc.	18,246	976,161
Torchmark Corp.	2,645	177,215
Tower Group, Inc.	701	22,362
Transatlantic Holdings, Inc.	1,557	110,749
Triad Guaranty, Inc. *	488	19,486
United America Indemnity Ltd. *	1,229	30,565
United Fire & Casualty Company	924	32,691
Unitrin, Inc.	1,892	93,049
Universal American Financial Corp. *	956	20,344
UnumProvident Corp.	8,931	233,188
W.R. Berkley Corp.	4,705	153,101
White Mountains Insurance Group, Ltd.	279	169,080
XL Capital, Ltd., Class A	4,788	403,581
Zenith National Insurance Corp.	1,054	49,633

		23,785,630
International Oil - 4.57%
Anadarko Petroleum Corp.	12,411	645,248
APCO Argentina, Inc.	251	21,312
ATP Oil & Gas Corp. *	927	45,089
BPZ Energy, Inc. *	2,074	11,573

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Callon Petroleum Company *	1,069	$15,148
Cheniere Energy, Inc. *	1,652	64,081
Chevron Corp.	58,945	4,965,527
ConocoPhillips	44,125	3,463,812
Exxon Mobil Corp.	152,663	12,805,372
Hess Corp.	8,486	500,335
Murphy Oil Corp.	4,864	289,116
Nabors Industries, Ltd. *	7,168	239,268
Noble Corp.	3,546	345,806
Parker Drilling Company *	3,329	35,088
Weatherford International, Ltd. *	9,200	508,208

		23,954,983
Internet Content - 1.08%
CMGI, Inc. *	14,349	27,980
CNET Networks, Inc. *	4,599	37,666
Google, Inc., Class A *	8,336	4,362,896
Harris Interactive, Inc. *	2,342	12,530
Hollywood Media Corp. *	2,745	11,968
InfoSpace, Inc. *	956	22,189
Internet Cap Group, Inc. *	1,411	17,496
Liquidity Services, Inc. *	909	17,071
LoopNet, Inc. *	1,184	27,623
Move, Inc. *	4,831	21,643
RightNow Technologies, Inc. *	1,116	18,313
Safeguard Scientifics, Inc. *	5,189	14,581
Schawk, Inc., Class A	983	19,680
The Knot, Inc. *	973	19,645
Travelzoo, Inc. *	503	13,375
Yahoo!, Inc. *	36,574	992,252

		5,636,908
Internet Retail - 0.59%
1-800-Flowers.com, Inc. *	2,423	22,849
Amazon.com, Inc. *	11,095	759,009
Ariba, Inc. *	2,444	24,220
Blue Nile, Inc. *	488	29,475
Drugstore.com, Inc. * (a)	4,535	12,199
eBay, Inc. *	37,448	1,205,077
Expedia, Inc. *	7,680	224,947
IAC/InterActiveCorp. *	7,700	266,497
Liberty Media Holding Corp.-Interactive A *	17,959	401,025
Netflix, Inc. * (a)	2,001	38,799
Overstock.com, Inc. * (a)	740	13,520
Priceline.com, Inc. *	1,039	71,421
Shutterfly, Inc. *	864	18,619
Stamps.com, Inc. *	936	12,898

		3,100,555
Internet Service Provider - 0.07%
Cogent Communications Group, Inc. *	1,479	44,177
Earthlink, Inc. *	3,975	29,693
Equinix, Inc. *	857	78,390
eSPEED, Inc., Class A *	1,947	16,822

The accompanying notes are an integral part of the financial statements. 136

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Service Provider
(continued)
Imergent, Inc. (a)	422	$10,322
Online Resources Corp. *	1,163	12,770
Salesforce.Com, Inc. *	2,816	120,694
Terremark Worldwide, Inc. *	1,975	12,739
United Online, Inc.	2,014	33,211

		358,818
Internet Software - 0.32%
ActivIdentity Corp. *	3,241	14,909
Agile Software Corp. *	2,275	18,337
Akamai Technologies, Inc. *	4,110	199,910
Art Technology Group, Inc. *	5,086	13,529
CheckFree Corp. *	1,988	79,918
Cybersource Corp. *	1,298	15,654
DealerTrack Holdings, Inc. *	1,162	42,808
Digital River, Inc. *	1,125	50,906
eResearch Technology, Inc. *	1,805	17,166
F5 Networks, Inc. *	934	75,280
Interwoven, Inc. *	1,394	19,572
Keynote Systems, Inc. *	1,128	18,499
Lionbridge Technologies, Inc. *	2,383	14,036
McAfee, Inc. *	3,899	137,245
NIC, Inc. *	2,710	18,536
Openwave Systems, Inc. * (a)	3,049	19,087
PC-Tel, Inc. *	1,359	11,891
RealNetworks, Inc. *	4,840	39,543
S1 Corp. *	2,263	18,081
Sapient Corp. *	3,853	29,784
Switch & Data Facilities Company, Inc. *	1,127	21,627
Symantec Corp. *	24,969	504,374
TIBCO Software, Inc. *	6,070	54,933
VASCO Data Security International, Inc. *	1,124	25,582
VeriSign, Inc. *	6,275	199,106
Vignette Corp. *	1,090	20,884
Vocus, Inc. *	639	16,045

		1,697,242
Investment Companies - 0.08%
Ampal American Israel Corp. *	3,050	18,147
CBOT Holdings, Inc. *	1,395	288,207
GAMCO Investors, Inc.	547	30,659
KKR Financial Holdings LLC	2,156	53,706
Medallion Financial Corp.	1,188	14,054
U.S. Global Investors, Inc. (a)	504	11,426
WP Stewart & Company, Ltd. (a)	1,794	19,537

		435,736
Leisure Time - 1.36%
4Kids Entertainment, Inc. *	964	14,460
Ambassadors International, Inc.	415	13,803
Archon Corp. *	291	14,696
Arctic Cat, Inc.	808	15,998
Bally Technologies, Inc. *	1,591	42,034

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Blockbuster, Inc., Class A *	5,712	$24,619
Bluegreen Corp. *	1,266	14,800
Brunswick Corp.	1,982	64,673
Callaway Golf Company (a)	2,173	38,701
Carmike Cinemas, Inc.	708	15,548
Carnival Corp.	16,810	819,824
Cedar Fair LP *	1,481	41,794
Churchill Downs, Inc.	440	23,047
Cinemark Holdings, Inc. *	3,076	55,030
Dover Downs Gaming & Entertainment, Inc.	1,350	20,263
Dover Motorsports, Inc.	2,585	15,665
DreamWorks Animation SKG, Class A *	2,874	82,886
Electronic Arts, Inc. *	8,319	393,655
Gaylord Entertainment Company *	1,164	62,437
Harrah's Entertainment, Inc.	4,892	417,092
International Game Technology	8,941	354,958
International Speedway Corp., Class A	1,431	75,428
Isle of Capri Casinos, Inc. *	1,015	24,319
K2, Inc. *	1,512	22,967
Las Vegas Sands Corp. *	9,572	731,205
Life Time Fitness, Inc. *	999	53,177
Marine Products Corp. (a)	1,659	13,654
MGM MIRAGE *	7,626	628,992
Monarch Casino & Resort, Inc. *	738	19,815
MTR Gaming Group, Inc. *	995	15,323
Multimedia Games, Inc. * (a)	1,173	14,967
National Cinemedia, Inc. *	1,172	32,828
Parkervision, Inc. * (a)	951	11,364
Penn National Gaming, Inc. *	1,993	119,759
Pinnacle Entertainment, Inc. *	1,680	47,292
Polaris Industries, Inc.	635	34,392
Premier Exhibitions, Inc. *	993	15,650
RC2 Corp. *	658	26,327
Regal Entertainment Group, Class A	3,972	87,106
Riviera Holdings Corp. *	471	17,121
Royal Caribbean Cruises, Ltd.	5,343	229,642
Scientific Games Corp., Class A *	2,030	70,949
Shuffle Master, Inc. * (a)	1,140	18,924
Six Flags, Inc. *	3,381	20,590
Speedway Motorsports, Inc.	1,228	49,095
Station Casinos, Inc.	1,540	133,672
Steinway Musical Instruments, Inc. *	486	16,811
The Nautilus Group, Inc. (a)	1,041	12,534
Trump Entertainment Resorts, Inc. *	1,137	14,269
Vail Resorts, Inc. *	1,105	67,261
Walt Disney Company	55,294	1,887,737
West Marine, Inc. *	949	13,058
WMS Industries, Inc. *	1,442	41,602

		7,113,813
Life Sciences - 0.09%
American Ecology Corp.	738	15,808

The accompanying notes are an integral part of the financial statements. 137

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences (continued)
Dawson Geophysical Company *	290	$17,823
Halozyme Therapeutics, Inc. *	1,950	17,999
Incyte Corp. *	2,749	16,494
Ionatron, Inc. * (a)	2,707	10,557
Omrix Biopharmaceuticals, Inc. *	504	15,856
PerkinElmer, Inc.	2,734	71,248
Pharmaceutical Product Development, Inc.	2,724	104,248
Senomyx, Inc. *	1,170	15,795
Symyx Technologies, Inc. *	1,200	13,812
Waters Corp. *	2,515	149,290

		448,930
Liquor - 0.30%
Anheuser-Busch Companies, Inc.	20,652	1,077,208
Boston Beer Company, Inc. *	673	26,483
Brown Forman Corp., Class B	3,398	248,326
Central European Distribution Corp. *	1,086	37,597
Molson Coors Brewing Company, Class B	2,177	201,285

		1,590,899
Manufacturing - 1.73%
3M Company	19,764	1,715,318
Acuity Brands, Inc.	1,216	73,300
American Railcar Industries, Inc. (a)	744	29,016
AptarGroup, Inc.	1,944	69,129
Barnes Group, Inc.	934	29,589
Blout International, Inc. *	1,491	19,502
Carlisle Companies, Inc.	1,700	79,067
Ceradyne, Inc. *	771	57,023
Coherent, Inc. *	372	11,350
Danaher Corp.	8,284	625,442
Eaton Corp.	3,947	367,071
ESCO Technologies, Inc. *	777	28,174
Force Protection, Inc. * (a)	1,978	40,826
General Cable Corp. *	1,150	87,113
GenTek, Inc. *	445	15,673
Goodman Global, Inc. *	2,118	47,062
Harley-Davidson, Inc.	6,931	413,157
Hexcel Corp. *	2,703	56,952
Honeywell International, Inc.	21,553	1,213,003
Illinois Tool Works, Inc.	15,441	836,748
Input/Output, Inc. *	2,359	36,824
iRobot Corp. * (a)	904	17,944
Kaydon Corp.	831	43,312
Koppers Holdings, Inc.	674	22,700
Lancaster Colony Corp.	936	39,209
Mettler-Toledo International, Inc. *	1,102	105,252
Mine Safety Appliances Company	1,078	47,173
Nordson Corp.	1,006	50,461
Pentair, Inc.	2,256	87,014
PGT, Inc. *	1,129	12,340
Raven Industries, Inc.	647	23,104
Reddy Ice Holdings, Inc.	720	20,534

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Rockwell Automation, Inc.	4,360	$302,758
Roper Industries, Inc.	2,420	138,182
Smith & Wesson Holding Corp. *	1,313	21,993
Snap-on, Inc.	1,637	82,685
Spartan Motors, Inc.	885	15,063
SPX Corp.	1,588	139,442
Stanley Works	2,233	135,543
Sturm Ruger & Company, Inc. *	898	13,937
Trinity Industries, Inc.	1,791	77,980
Tyco International, Ltd.	53,354	1,802,832

		9,050,797
Medical-Hospitals - 0.19%
AmSurg Corp. *	927	22,378
Centene Corp. *	1,315	28,167
Cepheid, Inc. *	1,784	26,046
Community Health Systems, Inc. *	2,543	102,864
EV3, Inc. * (a)	1,890	31,903
Health Management Associates, Inc., Class A	6,501	73,851
Hythiam, Inc. * (a)	1,703	14,731
Lifepoint Hospitals, Inc. *	1,610	62,275
Manor Care, Inc.	1,748	114,127
Medcath Corp. *	708	22,514
MWI Veterinary Supply, Inc. *	440	17,552
Neogen Corp. *	587	16,882
Northstar Neuroscience, Inc. *	1,048	12,188
NxStage Medical, Inc. *	1,053	13,615
Possis Medical, Inc. *	979	10,652
RehabCare Group, Inc. *	847	12,061
Sunrise Senior Living, Inc. *	1,435	57,386
Tenet Healthcare Corp. *	13,544	88,171
Triad Hospitals, Inc. *	2,056	110,531
Universal Health Services, Inc., Class B	1,433	88,130
VCA Antech, Inc. *	1,855	69,915
Vital Images, Inc. *	548	14,884

		1,010,823
Metal & Metal Products - 0.43%
A. M. Castle & Company	563	20,217
Ampco-Pittsburgh Corp.	389	15,595
Brush Engineered Materials, Inc. *	603	25,320
Commercial Metals Company	3,345	112,961
Crown Holdings, Inc. *	3,826	95,535
Dynamic Materials Corp.	410	15,375
Gibraltar Industries, Inc.	962	21,308
Haynes International, Inc. *	347	29,297
Kaiser Aluminum Corp. *	605	44,092
Ladish Company, Inc. *	464	19,952
Matthews International Corp., Class A	981	42,782
Metal Management, Inc.	760	33,493
Mueller Industries, Inc.	1,100	37,884
Mueller Water Products, Inc. (a)	3,465	59,113
Precision Castparts Corp.	3,686	447,333

The accompanying notes are an integral part of the financial statements. 138

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Quanex Corp.	1,057	$51,476
RBC Bearings, Inc. *	670	27,638
Reliance Steel & Aluminum Company	1,775	99,862
RTI International Metals, Inc. *	660	49,744
Southern Copper Corp. (a)	7,950	749,367
Timken Company	2,017	72,834
Titanium Metals Corp. *	3,936	125,558
USEC, Inc. *	2,564	56,357

		2,253,093
Mining - 0.32%
Alliance Resource Partners LP	1,076	45,084
AMCOL International Corp.	928	25,344
Cleveland-Cliffs, Inc.	1,170	90,874
Coeur d'Alene Mines Corp. * (a)	8,147	29,248
Compass Minerals International, Inc.	889	30,813
Freeport-McMoRan Copper & Gold, Inc.,
Class B	10,052	832,507
Hecla Mining Company *	3,572	30,505
Natural Resource Partners LP (a)	1,389	52,838
Newmont Mining Corp.	11,203	437,589
Royal Gold, Inc.	845	20,086
Stillwater Mining Company *	2,755	30,332
U.S. Gold Corp. * (a)	2,097	11,533
Uranium Resources, Inc. *	1,709	18,850

		1,655,603
Mobile Homes - 0.02%
Fleetwood Enterprises, Inc. *	2,196	19,874
Thor Industries, Inc.	1,114	50,286
Winnebago Industries, Inc. (a)	939	27,719

		97,879
Newspapers - 0.04%
Lee Enterprises, Inc.	1,377	28,724
Washington Post Company, Class B	252	195,575

		224,299
Office Furnishings & Supplies - 0.17%
Acco Brands Corp. *	1,550	35,728
Avery Dennison Corp.	2,965	197,113
CompX International, Inc.	747	13,819
Herman Miller, Inc.	1,782	56,311
HNI Corp.	1,336	54,776
IKON Office Solutions, Inc.	3,649	56,961
Knoll, Inc.	1,395	31,248
Office Depot, Inc. *	7,234	219,190
OfficeMax, Inc.	2,075	81,547
Steelcase, Inc. Class A	4,147	76,720
The Standard Register Company	1,453	16,564
United Stationers, Inc. *	834	55,578

		895,555
Paper - 0.28%
Bowater, Inc. (a)	1,753	43,737

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
Buckeye Technologies, Inc. *	1,446	$22,370
Chesapeake Corp.	1,363	17,133
Domtar Corp. *	14,866	165,904
International Paper Company	12,130	473,676
MeadWestvaco Corp.	4,359	153,960
Neenah Paper, Inc.	497	20,506
P.H. Glatfelter Company	1,581	21,486
Plum Creek Timber Company, Inc.	4,815	200,593
Potlatch Corp.	1,121	48,259
Rock-Tenn Company, Class A	1,140	36,161
Smurfit-Stone Container Corp. *	5,660	75,335
Temple-Inland, Inc.	2,652	163,178
Wausau-Mosinee Paper Corp.	1,831	24,535
Xerium Technologies, Inc.	2,060	15,697

		1,482,530
Petroleum Services - 1.87%
Atwood Oceanics, Inc. *	875	60,042
Baker Hughes, Inc.	8,669	729,323
Basic Energy Services, Inc. *	1,262	32,269
BJ Services Company	7,525	214,011
Bronco Drilling Company, Inc. *	927	15,212
Complete Production Services, Inc. *	2,107	54,466
Delek U.S. Holdings, Inc.	1,515	40,375
Diamond Offshore Drilling, Inc.	3,644	370,085
Dril-Quip, Inc. *	1,179	52,996
ENSCO International, Inc.	3,854	235,133
Flotek Industries, Inc. *	327	19,604
Global Partners LP	483	17,359
GlobalSantaFe Corp.	6,103	440,942
Grey Wolf, Inc. *	5,506	45,369
GulfMark Offshore, Inc. *	671	34,369
Halliburton Company	27,210	938,745
Helmerich & Payne, Inc.	2,306	81,679
Hercules Offshore, Inc. * (a)	994	32,186
Hornbeck Offshore Services, Inc. *	829	32,132
Linn Energy LLC (a)	1,131	37,221
Magellan Midstream Holdings LP	1,712	51,360
Newpark Resources, Inc. *	2,824	21,886
Oceaneering International, Inc. *	1,513	79,644
PetroHawk Energy Corp. *	3,578	56,747
Petroleum Development Corp. *	446	21,176
Pioneer Drilling Company *	1,650	24,601
Pride International, Inc. *	3,983	149,203
Rentech, Inc. * (a)	5,330	13,805
RPC, Inc.	2,879	49,058
Schlumberger, Ltd.	31,800	2,701,092
SEACOR Holdings, Inc. *	650	60,684
Smith International, Inc.	5,214	305,749
Superior Energy Services, Inc. *	2,390	95,409
Superior Well Services, Inc. *	793	20,150
T-3 Energy Services, Inc. *	523	17,494

The accompanying notes are an integral part of the financial statements. 139

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Tesoro Petroleum Corp.	3,453	$197,339
TETRA Technologies, Inc. *	2,058	58,036
Tidewater, Inc.	1,582	112,132
Todco, Class A *	1,645	77,660
Transocean, Inc. *	7,918	839,150
Trico Marine Services, Inc. *	483	19,745
Universal Compression Holdings, Inc. *	865	62,687
Valero Energy Corp.	16,255	1,200,594
W-H Energy Services, Inc. *	860	53,243
World Fuel Services Corp.	824	34,657

		9,806,819
Pharmaceuticals - 3.74%
Abbott Laboratories	41,290	2,211,080
Adams Respiratory Therapeutics, Inc. *	1,043	41,084
Affymax, Inc. *	507	13,669
Akorn, Inc. * (a)	2,617	18,293
Alexion Pharmaceuticals, Inc. *	1,042	46,953
Alkermes, Inc. *	3,012	43,975
Allergan, Inc.	8,140	469,190
Allos Therapeutics, Inc. * (a)	2,586	11,430
Altus Pharmaceuticals, Inc. *	1,133	13,075
AmerisourceBergen Corp.	4,927	243,739
Amylin Pharmaceuticals, Inc. * (a)	3,222	132,618
Array BioPharma, Inc. *	1,395	16,280
Auxilium Pharmaceuticals, Inc. *	1,177	18,761
Barr Pharmaceuticals, Inc. *	2,596	130,397
Biocryst Pharmaceuticals, Inc. * (a)	1,324	10,235
Bradley Pharmaceuticals, Inc., Class A *	628	13,634
Bristol-Myers Squibb Company	54,318	1,714,276
Cadence Pharmaceuticals, Inc. *	1,042	12,639
Caraco Pharmaceutical Labs *	958	14,542
Celgene Corp. *	10,034	575,249
CollaGenex Pharmaceuticals, Inc. *	1,057	13,107
Cubist Pharmaceuticals, Inc. *	1,628	32,088
CytRx Corp. *	2,665	8,315
Eli Lilly & Company	30,355	1,696,237
Emergent Biosolutions, Inc. *	976	10,053
Endo Pharmaceutical Holdings, Inc. *	3,197	109,433
Enzon Pharmaceuticals, Inc. *	1,941	15,237
Forest Laboratories, Inc. *	8,508	388,390
Gilead Sciences, Inc. *	24,510	950,253
Hospira, Inc. *	3,860	150,694
Idenix Pharmaceuticals, Inc. * (a)	2,211	13,045
Indevus Pharmaceuticals, Inc. * (a)	2,544	17,121
Infinity Pharmaceuticals, Inc. *	1,143	12,436
Inspire Pharmaceuticals, Inc. *	1,656	10,466
Isis Pharmaceuticals, Inc. *	2,386	23,096
Javelin Pharmaceuticals, Inc. *	1,659	10,269
King Pharmaceuticals, Inc. *	5,885	120,407
Ligand Pharmaceuticals, Inc., Class B *	3,180	21,878
Medicis Pharmaceutical Corp., Class A (a)	1,598	48,803

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	58,429	$2,909,764
Molecular Insight Pharmaceuticals, Inc. *	1,062	10,025
Mylan Laboratories, Inc.	6,792	123,546
Nastech Pharmaceutical Company, Inc. *	962	10,495
Noven Pharmaceuticals, Inc. *	807	18,924
Onyx Pharmaceuticals, Inc. *	1,310	35,239
Optimer Pharmaceuticals, Inc. *	1,337	11,993
OSI Pharmaceuticals, Inc. *	1,670	60,471
Par Pharmaceutical Companies, Inc. *	1,092	30,827
PDL BioPharma, Inc. *	3,295	76,774
Penwest Pharmaceuticals Company *	952	11,871
Pfizer, Inc.	190,145	4,862,008
Pharmion Corp. *	970	28,082
POZEN, Inc. *	1,043	18,847
Prestige Brands Holdings, Inc. *	1,615	20,963
Regeneron Pharmaceuticals, Inc. *	1,931	34,604
Rigel Pharmaceuticals, Inc. *	1,262	11,244
Salix Pharmaceuticals, Ltd. *	1,490	18,327
Santarus, Inc. *	2,062	10,661
Schering-Plough Corp.	39,692	1,208,224
Sciele Pharma, Inc. *	1,059	24,950
Sepracor, Inc. *	2,661	109,154
Somaxon Pharmaceuticals, Inc. *	695	8,451
SONUS Pharmaceuticals, Inc. *	2,139	11,294
Supergen, Inc. *	2,016	11,209
Synta Pharmaceuticals Corp. * (a)	1,707	14,168
Theravance, Inc. *	1,810	57,920
Trubion Pharmaceuticals Inc *	691	14,428
United Therapeutics Corp. * (a)	678	43,229
Valeant Pharmaceuticals International	2,773	46,281
Vanda Pharmaceuticals, Inc. *	826	16,735
Vertex Pharmaceuticals, Inc. *	3,609	103,073
Vical, Inc. *	2,395	12,430
ViroPharma, Inc. *	2,089	28,828
Warner Chilcott, Ltd., Class A *	7,090	128,258
Watson Pharmaceuticals, Inc. *	2,292	74,559
XOMA, Ltd. *	3,829	11,640

		19,631,943
Photography - 0.04%
CPI Corp.	229	15,915
Eastman Kodak Company (a)	7,354	204,662

		220,577
Plastics - 0.01%
AEP Industries, Inc. *	343	15,439
Spartech Corp.	928	24,638

		40,077
Pollution Control - 0.01%
Fuel Tech, Inc. *	720	24,660
Publishing - 0.41%
American Greetings Corp., Class A	1,612	45,668
Consolidated Graphics, Inc. *	401	27,781

The accompanying notes are an integral part of the financial statements. 140

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing (continued)
Courier Corp.	480	$19,200
Dow Jones & Company, Inc.	2,274	130,641
Gannett Company, Inc.	6,007	330,085
GateHouse Media, Inc. (a)	1,186	22,000
Idearc, Inc.	4,027	142,274
John Wiley & Sons, Inc., Class A	1,576	76,105
Martha Stewart Living
Omnimedia, Inc., Class A *	1,656	28,483
McClatchy Company, Class A (a)	2,297	58,137
McGraw-Hill Companies, Inc.	9,479	645,330
Media General, Inc., Class A	741	24,653
Meredith Corp.	1,165	71,764
Multi-Color Corp.	410	16,117
Playboy Enterprises, Inc., Class B *	1,549	17,550
PRIMEDIA, Inc. *	8,469	24,137
Scholastic Corp. *	707	25,410
Sun-Times Media Group, Inc.	2,792	14,658
The New York Times Company, Class A (a)	3,259	82,779
Tribune Company	6,410	188,454
Valassis Communications, Inc. *	1,477	25,390
Value Line, Inc.	391	17,165
VistaPrint, Ltd. *	1,222	46,741
Warner Music Group Corp.	4,285	61,918

		2,142,440
Railroads & Equipment - 0.56%
Burlington Northern Santa Fe Corp.	9,670	823,304
CSX Corp.	11,790	531,493
Genesee & Wyoming, Inc., Class A *	1,282	38,255
Greenbrier Company, Inc. (a)	617	18,646
Kansas City Southern *	2,130	79,960
Norfolk Southern Corp.	10,738	564,497
Union Pacific Corp.	7,201	829,195
Wabtec Corp.	1,398	51,069

		2,936,419
Real Estate - 2.04%
Acadia Realty Trust, REIT	936	24,289
Affordable Residential Communities, REIT *	1,952	23,073
Alesco Financial, Inc., REIT	1,756	14,276
Alexander's, Inc., REIT *	149	60,233
Alexandria Real Estate Equities, Inc., REIT	762	73,777
AMB Property Corp., REIT	2,645	140,767
American Campus Communities, Inc., REIT	767	21,698
American Financial Realty Trust, REIT	4,254	43,901
American Home Mortgage Investment Corp.,
REIT (a)	1,502	27,607
American Land Lease, Inc., REIT	1,000	25,000
American Real Estate Partners LP	1,530	155,662
Annaly Capital Management, Inc., REIT	7,046	101,603
Anthracite Capital, Inc., REIT	221	2,586
Anworth Mortgage Asset Corp., REIT	1,800	16,290
Apartment Investment & Management
Company, Class A, REIT	2,302	116,067

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Archstone-Smith Trust, REIT	5,773	$341,242
Ashford Hospitality Trust, Inc., REIT	3,419	40,207
Associated Estates Realty Corp., REIT	1,085	16,915
Avalon Bay Communities, Inc., REIT	2,034	241,802
Avatar Holdings, Inc. *	260	20,004
BioMed Realty Trust, Inc., REIT	1,916	48,130
Boston Properties, Inc., REIT	3,042	310,679
Brandywine Realty Trust, REIT	2,400	68,592
BRE Properties, Inc., Class A, REIT	1,355	80,338
Brookfield Properties Corp.	9,574	232,744
Camden Property Trust, REIT	1,477	98,915
Capital Lease Funding, Inc., REIT	1,728	18,576
Capital Trust, Inc., Class A, REIT	502	17,138
CBL & Associates Properties, Inc., REIT	1,768	63,736
CBRE Realty Finance Inc., REIT	1,254	14,910
Cedar Shopping Centers, Inc., REIT	1,441	20,678
Cogdell Spencer, Inc., REIT	279	5,745
Colonial Properties Trust, REIT	1,286	46,875
Corporate Office Properties Trust, REIT	1,205	49,417
Cousins Properties, Inc., REIT	1,495	43,370
Crescent Real Estate Equities Company, REIT	2,084	46,765
Crystal River Capital, Inc., REIT	759	18,429
DCT Industrial Trust, Inc., REIT	5,038	54,209
Deerfield Triarc Capital Corp., REIT	1,600	23,408
Developers Diversified Realty Corp., REIT	2,947	155,336
DiamondRock Hospitality Company, REIT	2,817	53,748
Digital Realty Trust, Inc., REIT	1,540	58,027
Douglas Emmett, Inc., REIT	3,273	80,974
Duke Realty Corp., REIT	3,666	130,766
Eagle Hospitality Properties Trust, Inc., REIT	1,120	14,739
EastGroup Properties, Inc., REIT	756	33,128
Education Realty Trust, Inc., REIT	40	561
Entertainment Properties Trust, REIT	756	40,658
Equity Inns, Inc., REIT	1,583	35,459
Equity Lifestyle Properties, Inc., REIT	720	37,577
Equity One, Inc., REIT	2,115	54,038
Equity Residential, REIT	7,752	353,724
Essex Property Trust, Inc., REIT	611	71,059
Extra Space Storage, Inc., REIT	2,058	33,957
Federal Realty Investment Trust, REIT	1,482	114,499
FelCor Lodging Trust, Inc., REIT	1,842	47,947
First Industrial Realty Trust, Inc., REIT	1,256	48,683
First Potomac Realty Trust, REIT	846	19,703
Forest City Enterprises, Inc., Class A	2,844	174,849
Franklin Street Properties Corp., REIT	2,286	37,810
General Growth Properties, Inc., REIT	6,426	340,257
Getty Realty Corp., REIT	865	22,732
Gladstone Commercial Corp., REIT	1,100	21,560
GMH Communities Trust, REIT	1,694	16,415
Gramercy Captial Corp., REIT	793	21,839
Grubb & Ellis Company *	1,128	13,085
Health Care Property Investors, Inc., REIT	5,752	166,405

The accompanying notes are an integral part of the financial statements. 141

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Health Care REIT, Inc.	1,914	$77,249
Healthcare Realty Trust, Inc., REIT	1,413	39,253
Highland Hospitality Corp., REIT	1,735	33,312
Highwoods Properties, Inc., REIT	1,577	59,138
Home Properties, Inc., REIT	892	46,322
Hospitality Properties Trust, REIT	2,131	88,415
Host Hotels & Resorts, Inc., REIT	13,851	320,235
HRPT Properties Trust, REIT	6,008	62,483
Impac Mortgage Holdings, Inc., REIT (a)	2,798	12,899
Inland Real Estate Corp., REIT	2,174	36,915
Innkeepers USA Trust, REIT	1,370	24,290
Investors Real Estate Trust, SBI, REIT (a)	270	2,789
iStar Financial, Inc., REIT	3,391	150,323
Jones Lang LaSalle, Inc.	1,002	113,727
Kilroy Realty Corp., REIT	889	62,977
Kimco Realty Corp., REIT	6,468	246,237
Kite Realty Group Trust, REIT	65	1,236
LaSalle Hotel Properties, REIT	1,115	48,413
Lexington Corporate Property Trust, REIT (a)	2,015	41,912
Liberty Property Trust, REIT	2,328	102,269
LTC Properties, Inc., REIT	894	20,339
Luminent Mortgage Capital, Inc., REIT	1,878	18,949
Mack-California Realty Corp., REIT	1,813	78,847
Maguire Properties, Inc., REIT	1,372	47,101
Meruelo Maddux Properties, Inc. *	2,531	20,653
MFA Mortgage Investments, Inc., REIT	2,699	19,649
Mid-America Apartment Communities, Inc.,
REIT	724	37,996
Mission West Properties, Inc., REIT	1,252	17,453
Monmouth Real Estate Investment Corp.	2,950	25,636
National Health Investments, Inc., REIT	842	26,708
National Health Realty, Inc., REIT	1,038	24,455
National Retail Properties, Inc., REIT	1,733	37,883
Nationwide Health Properties, Inc., REIT	2,355	64,056
Newcastle Investment Corp., REIT	1,384	34,697
NorthStar Realty Finance Corp., REIT	1,799	22,506
Omega Healthcare Investors, REIT	1,967	31,138
One Liberty Properties, Inc., REIT	50	1,138
Pennsylvania Real Estate
Investment Trust, REIT	1,017	45,084
Post Properties, Inc., REIT	1,149	59,897
ProLogis, REIT	6,583	374,573
PS Business Parks, Inc., REIT	664	42,078
Public Storage, Inc., REIT	4,527	347,764
Quadra Realty Trust, Inc., REIT *	1,207	15,100
RAIT Investment Trust, REIT	1,061	27,607
Ramco-Gershenson Properties Trust, REIT	564	20,265
Reading International, Inc. *	2,000	18,500
Realty Income Corp., REIT	2,771	69,802
Redwood Trust, Inc., REIT (a)	756	36,575
Regency Centers Corp., REIT	1,830	129,015
Republic Property Trust, REIT	47	576

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Resource Capital Corp., REIT	1,026	$14,343
Saul Centers, Inc., REIT	518	23,491
Senior Housing Properties Trust, REIT	2,430	49,451
Simon Property Group, Inc., REIT	5,942	552,844
SL Green Realty Corp., REIT	1,478	183,109
Sovran Self Storage, Inc., REIT	626	30,148
Spirit Finance Corp., REIT	3,083	44,888
Strategic Hotel Cap, Inc., REIT	2,234	50,243
Sunstone Hotel Investors, Inc., REIT	1,717	48,746
Tanger Factory Outlet Centers, Inc., REIT	936	35,053
Tarragon Realty Investments, Inc. *	1,257	10,634
Taubman Centers, Inc., REIT	1,491	73,969
The Macerich Company, REIT	1,957	161,296
The St. Joe Company, REIT (a)	2,082	96,480
Thomas Properties Group, Inc.	898	14,350
Thornburg Mortgage, Inc., REIT	3,012	78,854
UDR, Inc., REIT	3,771	99,177
UMH Properties, REIT	343	4,867
United Capital Corp. *	431	12,391
Urstadt Biddle Properties, Inc., REIT	262	4,677
U-Store-It Trust, REIT	1,894	31,043
Ventas, Inc., REIT	3,455	125,244
Vestin Realty Mortgage II, Inc.	3,058	17,645
Vornado Realty Trust, REIT	4,057	445,621
W. P. Carey & Company LLC	1,171	36,828
Washington Real Estate Investment Trust,
REIT	1,301	44,234
Weingarten Realty Investors, REIT	2,258	92,804
Winston Hotels, Inc., REIT	1,179	17,685
Winthrop Realty Trust, REIT (a)	2,862	19,776

		10,675,513
Retail Grocery - 0.31%
Arden Group, Inc.	140	19,096
Ingles Markets, Inc.	802	27,629
Nash Finch Company	456	22,572
Pathmark Stores, Inc. *	1,785	23,134
PriceSmart, Inc.	1,062	26,263
Ruddick Corp.	1,321	39,788
Safeway, Inc.	11,913	405,399
SUPERVALU, Inc.	5,305	245,728
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	1,206	40,449
The Kroger Company	18,996	534,357
United Natural Foods, Inc. *	1,284	34,129
Weis Markets, Inc.	739	29,937
Whole Foods Market, Inc. (a)	3,482	133,361
Wild Oats Markets, Inc. * (a)	974	16,324

		1,598,166
Retail Trade - 4.55%
99 Cents Only Stores *	2,044	26,797
A.C. Moore Arts & Crafts, Inc. *	774	15,178

The accompanying notes are an integral part of the financial statements. 142

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Aaron Rents, Inc., Class B	1,563	$45,640
Abercrombie & Fitch Company, Class A	2,177	158,877
Advance Auto Parts, Inc.	2,952	119,645
Aeropostale, Inc. *	1,494	62,270
American Eagle Outfitters, Inc.	5,548	142,362
AnnTaylor Stores Corp. *	1,990	70,486
Barnes & Noble, Inc.	1,852	71,246
Bed Bath & Beyond, Inc. *	7,357	264,778
Benihana, Inc. *	275	5,519
Best Buy Company, Inc.	13,137	613,104
Big 5 Sporting Goods Corp.	767	19,559
Big Lots, Inc. *	3,063	90,113
BJ's Wholesale Club, Inc. *	1,807	65,106
Bon-Ton Stores, Inc.	533	21,352
Borders Group, Inc.	1,847	35,204
Build A Bear Workshop, Inc. *	656	17,148
Building Materials Holding Corp. (a)	1,001	14,204
Cabela's, Inc. *	2,107	46,628
CarMax, Inc. *	5,164	131,682
Carrols Restaurant Group, Inc. *	933	14,228
Casey's General Stores, Inc.	1,497	40,808
Cash America International, Inc.	880	34,892
Casual Male Retail Group, Inc. *	1,459	14,736
Cato Corp., Class A	948	20,799
Charlotte Russe Holding, Inc. *	755	20,287
Charming Shoppes, Inc. *	3,551	38,457
Chico's FAS, Inc. *	4,191	102,009
Children's Place Retail Stores, Inc. *	836	43,171
Christopher & Banks Corp. (a)	1,178	20,203
Circuit City Stores, Inc.	4,941	74,510
Citi Trends, Inc. *	430	16,323
Coldwater Creek, Inc. *	2,655	61,676
Conn's, Inc. * (a)	759	21,677
Costco Wholesale Corp.	12,323	721,142
CSS Industries, Inc.	449	17,785
CVS Caremark Corp.	40,918	1,491,461
Deb Shops, Inc.	571	15,788
Dick's Sporting Goods, Inc. *	1,445	84,056
Dillard's, Inc., Class A	2,209	79,369
Dollar General Corp.	7,882	172,773
Dollar Tree Stores, Inc. *	2,409	104,912
DSW, Inc., Class A *	1,272	44,291
Eddie Bauer Holdings, Inc. *	1,106	14,212
Family Dollar Stores, Inc.	3,639	124,890
Finish Line, Inc.	1,484	13,519
First Cash Financial Services, Inc. *	986	23,112
Foot Locker, Inc.	4,307	93,893
Fossil, Inc. *	1,950	57,506
Fred's, Inc., Class A	1,307	17,488
FTD Group, Inc.	974	17,931
Gaiam, Inc., Class A * (a)	1,078	19,652
GameStop Corp., Class A *	4,215	164,807

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Gander Mountain Company * (a)	878	$9,965
Gap, Inc.	21,760	415,616
Genesco, Inc. *	641	33,531
Guitar Center, Inc. *	857	51,257
Haverty Furniture Companies, Inc.	1,106	12,907
Hibbett Sports, Inc. *	1,008	27,599
Home Depot, Inc.	54,780	2,155,593
Hot Topic, Inc. *	1,447	15,729
Inergy Holdings LP	597	30,381
J. Crew Group, Inc. *	1,664	90,006
J.C. Penney Company, Inc.	6,013	435,221
Jo-Ann Stores, Inc. *	725	20,612
Kenneth Cole Productions, Inc., Class A	826	20,402
Kohl's Corp. *	8,802	625,206
Limited Brands, Inc.	10,314	283,119
Longs Drug Stores Corp.	1,063	55,829
Lowe's Companies, Inc.	41,089	1,261,021
Macy's, Inc.	14,177	563,961
Marinemax, Inc. *	662	13,253
MSC Industrial Direct Company, Inc., Class A	1,852	101,860
NBTY, Inc. *	1,889	81,605
New York & Company, Inc. *	1,749	19,169
NexCen Brands, Inc. *	1,568	17,468
Nordstrom, Inc.	6,822	348,741
Pacific Sunwear of California, Inc. *	2,017	44,374
Pantry, Inc. *	666	30,703
Payless ShoeSource, Inc. *	1,833	57,831
PC Connection, Inc. *	930	12,313
PetSmart, Inc.	3,181	103,223
Pier 1 Imports, Inc.	3,063	26,005
RadioShack Corp.	3,196	105,915
Regis Corp.	1,256	48,042
Rent-A-Center, Inc. *	1,972	51,726
Retail Ventures, Inc. *	1,498	24,163
Rite Aid Corp. *	14,955	95,413
Ross Stores, Inc.	3,942	121,414
Saks, Inc. *	3,925	83,799
School Specialty, Inc. *	712	25,233
Sears Holdings Corp. *	4,120	698,340
Shoe Carnival, Inc. *	480	13,195
Sonic Automotive, Inc.	1,235	35,778
Spectrum Brands, Inc. *	1,928	13,053
Staples, Inc.	19,778	469,332
Stein Mart, Inc.	1,342	16,453
Steven Madden, Ltd. *	718	23,522
Susser Holdings Corp. *	857	13,892
Systemax, Inc. * (a)	1,068	22,225
Talbots, Inc. (a)	1,547	38,721
Target Corp.	23,050	1,465,980
The Buckle, Inc.	819	32,269
The Dress Barn, Inc. *	1,782	36,567
The Men's Wearhouse, Inc.	1,491	76,145

The accompanying notes are an integral part of the financial statements. 143

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
The TJX Companies, Inc.	12,022	$330,605
The Wet Seal, Inc., Class A *	2,916	17,525
Tiffany & Company	3,384	179,555
Tractor Supply Company *	1,145	59,597
Tuesday Morning Corp.	1,518	18,763
Tween Brands, Inc. *	922	41,121
United Rentals, Inc. *	2,320	75,493
Urban Outfitters, Inc. *	3,875	93,116
ValueVision Media, Inc., Class A *	1,495	16,923
Walgreen Company	27,141	1,181,719
Wal-Mart Stores, Inc.	112,036	5,390,052
Williams-Sonoma, Inc.	3,100	97,898
Zale Corp. *	1,388	33,048
Zumiez, Inc. *	790	29,846

		23,880,199
Sanitary Services - 0.28%
Allied Waste Industries, Inc. *	8,745	117,708
Aqua America, Inc. (a)	3,636	81,774
Casella Waste Systems, Inc., Class A *	1,431	15,426
Darling International, Inc. *	2,586	23,636
Ecolab, Inc.	6,563	280,240
Insituform Technologies, Inc., Class A *	910	19,847
Nalco Holding Company	3,257	89,405
Republic Services, Inc.	5,241	160,584
Stericycle, Inc. *	1,086	48,283
Waste Connections, Inc. *	1,774	53,646
Waste Management, Inc.	14,290	558,024

		1,448,573
Semiconductors - 2.43%
Actel Corp. *	1,034	14,383
Advanced Analogic Technologies, Inc. *	1,668	16,180
Advanced Energy Industries, Inc. *	1,319	29,889
Advanced Micro Devices, Inc. *	14,140	202,202
Altera Corp.	9,102	201,427
American Superconductor Corp. * (a)	1,329	25,663
Amis Holdings, Inc. *	1,223	15,312
Amkor Technology, Inc. *	5,151	81,128
Analog Devices, Inc.	8,834	332,512
Applied Materials, Inc.	37,234	739,840
Applied Micro Circuits Corp. *	8,782	21,955
Asyst Technologies, Inc. *	1,905	13,773
Atmel Corp. *	13,953	77,579
ATMI, Inc. *	1,044	31,320
Axcelis Technologies, Inc. *	3,048	19,782
Broadcom Corp., Class A *	14,842	434,129
Brooks Automation, Inc. *	2,266	41,128
Cavium Networks, Inc. *	1,273	28,795
Cirrus Logic, Inc. *	2,717	22,551
Conexant Systems, Inc. *	15,418	21,277
Credence Systems Corp. *	3,584	12,902
Cree, Inc. * (a)	2,268	58,628

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Cymer, Inc. *	1,081	$43,456
Cypress Semiconductor Corp. *	4,082	95,070
Diodes, Inc. *	784	32,748
DSP Group, Inc. *	1,003	20,531
Emulex Corp. *	2,520	55,037
Entegris, Inc. *	3,876	46,047
Fairchild Semiconductor International, Inc. *	3,413	65,939
FormFactor, Inc. *	1,333	51,054
Genesis Microchip, Inc. *	1,414	13,235
Hittite Microwave Corp. *	880	37,602
Integrated Device Technology, Inc. *	4,164	63,584
Intel Corp.	156,193	3,711,146
International Rectifier Corp. *	1,998	74,445
Intersil Corp., Class A	3,177	99,948
IXYS Corp. *	1,392	11,623
KLA-Tencor Corp.	5,136	282,223
Kopin Corp. *	3,819	14,894
Kulicke & Soffa Industries, Inc. *	1,889	19,778
Lam Research Corp. *	3,584	184,218
Lattice Semiconductor Corp. *	3,796	21,713
Linear Technology Corp. (a)	7,810	282,566
LSI Logic Corp. *	19,276	144,763
LTX Corp. *	2,383	13,249
Marvell Technology Group, Ltd. *	15,222	277,193
Mattson Technology, Inc. *	1,852	17,964
Maxim Integrated Products, Inc.	8,939	298,652
MEMC Electronic Materials, Inc. *	5,919	361,769
Micrel, Inc.	2,462	31,317
Microchip Technology, Inc.	5,908	218,832
Micron Technology, Inc. *	19,625	245,901
Microsemi Corp. *	2,195	52,570
Microtune, Inc. *	2,688	14,058
MIPS Technologies, Inc., Class A *	1,646	14,468
MKS Instruments, Inc. *	1,682	46,591
National Semiconductor Corp.	8,232	232,719
Netlogic Microsystems, Inc. *	647	20,600
Novellus Systems, Inc. *	3,423	97,111
NVIDIA Corp. *	9,408	388,644
OmniVision Technologies, Inc. *	1,728	31,294
ON Semiconductor Corp. *	8,316	89,148
Pericom Semiconductor Corp. *	1,376	15,356
Photronics, Inc. *	1,284	19,106
PLX Technology, Inc. *	1,191	13,292
PMC-Sierra, Inc. *	6,217	48,057
QLogic Corp. *	4,474	74,492
Rambus, Inc. *	2,968	53,365
Rudolph Technologies, Inc. *	1,038	17,241
Semitool, Inc. *	1,231	11,830
Semtech Corp. *	2,290	39,686
Silicon Image, Inc. *	2,649	22,728
Silicon Laboratories, Inc. *	1,564	54,130
Skyworks Solutions, Inc. *	4,962	36,471

The accompanying notes are an integral part of the financial statements. 144

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Spansion, Inc. *	3,917	$43,479
Teradyne, Inc. *	5,338	93,842
Tessera Technologies, Inc. *	1,358	55,067
Texas Instruments, Inc.	39,900	1,501,437
Triquint Semiconductor, Inc. *	4,340	21,960
Ultratech, Inc. *	1,078	14,370
Varian Semiconductor Equipment
Associates, Inc. *	2,382	95,423
Veeco Instruments, Inc. *	1,061	22,005
Volterra Semiconductor Corp. *	927	13,163
Xilinx, Inc.	8,580	229,687

		12,762,242
Software - 2.81%
Activision, Inc. *	6,847	127,833
Actuate Corp. *	2,317	15,732
Adobe Systems, Inc. *	15,945	640,192
Advent Software, Inc. *	885	28,807
Allscripts Healthcare Solution, Inc. * (a)	1,609	40,997
American Reprographics Company *	1,301	40,058
ANSYS, Inc. *	2,186	57,929
Aspen Technology, Inc. *	1,618	22,652
Autodesk, Inc. *	6,050	284,834
Avid Technology, Inc. * (a)	1,220	43,127
BEA Systems, Inc. *	9,495	129,987
Blackbaud, Inc.	1,264	27,909
Blackboard, Inc. *	829	34,917
BMC Software, Inc. *	5,157	156,257
Borland Software Corp. *	3,134	18,616
Bottomline Technologies, Inc. *	1,024	12,646
CA, Inc.	14,059	363,144
CIBER, Inc. *	2,213	18,102
Citrix Systems, Inc. *	4,542	152,929
Commvault Systems, Inc. *	1,337	23,090
Compuware Corp. *	7,589	90,006
Concur Technologies, Inc. *	1,164	26,597
Covansys Corp. *	1,109	37,628
DivX, Inc. * (a)	1,043	15,645
Double-Take Software, Inc. *	778	12,767
Eclipsys Corp. *	1,632	32,314
Epicor Software Corp. *	1,807	26,870
EPIQ Systems, Inc. *	1,044	16,871
FARO Technologies, Inc. *	531	16,918
Glu Mobile, Inc. *	1,146	15,929
Guidance Software, Inc. *	970	13,677
i2 Technologies, Inc. *	728	13,570
Igate Corp. *	1,984	15,912
InfoUSA, Inc.	1,943	19,857
Innerworkings, Inc. * (a)	1,589	25,456
Interactive Intelligence, Inc. *	686	14,132
Intermediate Telephone, Inc.	917	21,944
Intuit, Inc. *	9,085	273,277
iPass, Inc. * (a)	2,897	15,702

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
JDA Software Group, Inc. *	991	$19,453
Lawson Software, Inc. *	5,532	54,711
Macrovision Corp. *	1,532	46,052
Magma Design Automation, Inc. *	1,280	17,971
Manhattan Associates, Inc. *	820	22,886
Mantech International Corp. *	1,048	32,310
Microsoft Corp.	257,456	7,587,228
MicroStrategy, Inc., Class A *	371	35,056
Midway Games, Inc. * (a)	3,160	20,098
Monolithic Power Systems, Inc. *	1,134	19,788
MSC Software Corp. *	1,474	19,958
Navteq Corp. *	2,182	92,386
Novell, Inc. *	9,816	76,467
Nuance Communications, Inc. *	4,964	83,048
Omnicell, Inc. *	885	18,390
Omniture, Inc. *	1,451	33,257
OpenTV Corp., Class A *	5,723	12,133
Opsware, Inc. *	3,158	30,033
Oracle Corp. *	139,294	2,745,485
Packeteer, Inc. *	1,309	10,223
PDF Solutions, Inc. *	1,208	14,291
Pegasystems, Inc.	1,592	17,401
Progress Software Corp. *	1,221	38,816
QAD, Inc.	1,581	13,122
Quality Systems, Inc. (a)	804	30,528
Red Hat, Inc. *	4,576	101,953
Riverbed Technology, Inc. *	1,995	87,421
Secure Computing Corp. *	2,156	16,364
Smith Micro Software, Inc. *	909	13,690
Solera Holdings, Inc. *	2,042	39,574
SPSS, Inc. *	621	27,411
Sybase, Inc. *	2,542	60,728
Synchronoss Technologies, Inc. *	980	28,753
Take-Two Interactive Software, Inc. * (a)	2,138	42,696
Taleo Corp. *	895	20,164
THQ, Inc. *	1,853	56,554
Tradestation Group, Inc. *	1,499	17,463
Transaction Systems Architects, Inc., Class A *	1,062	35,747
TriZetto Group, Inc. *	1,324	25,633
Ultimate Software Group, Inc. *	775	22,421
Unica Corp. *	983	16,219
VeriFone Holdings, Inc. *	2,316	81,639
Websense, Inc. *	1,350	28,687

		14,759,038
Steel - 0.33%
AK Steel Holding Corp. *	3,169	118,426
Allegheny Technologies, Inc.	2,652	278,142
Carpenter Technology Corp.	707	92,129
Chaparral Steel Company	1,327	95,372
Claymont Steel, Inc. *	698	14,930
Northwest Pipe Company *	388	13,801

The accompanying notes are an integral part of the financial statements. 145

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel (continued)
Nucor Corp.	8,187	$480,168
Olympic Steel, Inc.	408	11,693
Ryerson, Inc.	751	28,275
Schnitzer Steel Industries, Inc.	885	42,427
Steel Dynamics, Inc.	2,132	89,352
Texas Industries, Inc.	674	52,848
United States Steel Corp.	3,167	344,411
Wheeling-Pittsburgh Corp. *	538	10,238
Worthington Industries, Inc.	2,466	53,389

		1,725,601
Telecommunications Equipment &
Services - 1.87%
ADC Telecommunications, Inc. *	3,431	62,890
ADTRAN, Inc.	2,069	53,732
Aeroflex, Inc. *	2,195	31,103
Alaska Communications Systems Group, Inc.	1,489	23,586
American Tower Corp., Class A *	11,462	481,404
Andrew Corp. *	3,224	46,555
Arris Group, Inc. *	3,166	55,690
Aruba Networks, Inc. *	2,213	44,481
Atheros Communications, Inc. *	1,555	47,956
Avaya, Inc. *	11,722	197,398
C-COR, Inc. *	1,584	22,271
Ciena Corp. *	2,471	89,277
Citizens Communications Company	8,849	135,124
Clearwire Corp., Class A * (a)	4,696	114,723
CommScope, Inc. *	1,698	99,078
Comtech Telecommunications Corp. *	683	31,705
Consolidated Communications Holdings, Inc.	231	5,221
Corning, Inc. *	42,168	1,077,392
CPI International, Inc. *	735	14,575
CT Communications, Inc.	785	23,950
Ditech Networks, Inc. *	1,505	12,326
Embarq Corp.	3,807	241,250
Eschelon Telecom, Inc. *	610	18,056
Fairpoint Communications, Inc.	1,319	23,412
FiberTower Corp. *	4,651	20,139
Finisar Corp. * (a)	9,193	34,750
General Communication, Inc., Class A *	1,771	22,687
GeoEye, Inc. *	779	16,928
Global Crossing, Ltd. *	1,102	20,806
Globalstar, Inc. * (a)	2,271	23,505
Harmonic, Inc. *	2,361	20,942
Harris Stratex Networks, Inc., Class A *	1,894	34,054
Hughes Communications, Inc. *	574	29,951
Hungarian Telephone & Cable Corp. *	525	10,505
iBasis, Inc. *	1,338	13,447
ICO Global Communications Holdings, Ltd. *	6,141	21,371
InterDigital Communication Corp. *	1,555	50,024
Iowa Telecommunications Services, Inc.	945	21,480
J2 Global Communications, Inc. *	1,416	49,418
JDS Uniphase Corp. *	6,074	81,574

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Level 3 Communications, Inc. *	33,290	$194,746
Loral Space & Communications, Inc. *	588	28,977
Mastec, Inc. *	2,058	32,558
MRV Communications, Inc. *	4,593	14,927
NEON Communications Group, Inc. *	3,048	15,179
NeuStar, Inc., Class A *	2,104	60,953
Nextwave Wireless, Inc. *	2,605	21,752
NTELOS Holdings Corp.	1,412	39,028
Oplink Communications, Inc. *	828	12,420
OpNext, Inc. *	1,883	24,931
Optium Corp. *	890	11,258
Orbcomm, Inc. *	1,291	21,185
PAETEC Holding Corp. *	2,783	31,420
Plantronics, Inc.	1,435	37,626
Polycom, Inc. *	2,542	85,411
Powerwave Technologies, Inc. * (a)	4,178	27,993
Premiere Global Services, Inc. *	565	7,356
QUALCOMM, Inc.	44,402	1,926,603
RCN Corp. *	1,208	22,698
SAVVIS, Inc. *	1,508	74,661
SBA Communications Corp. *	3,024	101,576
Shenandoah Telecommunications Company	406	20,637
Sirenza Microdevices, Inc. *	1,735	20,594
Sonus Networks, Inc. *	7,319	62,358
SureWest Communications	684	18,632
Symmetricom, Inc. *	2,032	17,069
Tekelec, Inc. *	2,131	30,729
Tellabs, Inc. *	12,642	136,028
UTStarcom, Inc. * (a)	3,921	21,997
Verizon Communications, Inc.	77,577	3,193,845
Viasat, Inc. *	875	28,088
Vonage Holdings Corp. *	5,191	16,144

		9,784,115
Telephone - 1.90%
AT&T, Inc.	168,157	6,978,515
Atlantic Tele-Network, Inc.	571	16,353
Cbeyond Communications, Inc. *	852	32,811
Centennial Communications Corp., Class A *	3,354	31,829
CenturyTel, Inc.	3,103	152,202
Cincinnati Bell, Inc. *	7,490	43,292
Harris Corp.	3,721	202,981
IDT Corp.	3,061	31,590
Qwest Communications International, Inc. *	50,514	489,986
Sprint Nextel Corp.	77,742	1,610,037
U.S. Cellular Corp. *	2,347	212,638
Windstream Corp.	10,935	161,401

		9,963,635
Tires & Rubber - 0.05%
Cooper Tire & Rubber Company	1,820	50,268
Goodyear Tire & Rubber Company *	5,547	192,814

The accompanying notes are an integral part of the financial statements. 146

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tires & Rubber (continued)
Myers Indiana, Inc.	1,042	$23,039

		266,121
Tobacco - 0.96%
Alliance One International, Inc. *	3,015	30,301
Altria Group, Inc.	56,375	3,954,142
Loews Corp. - Carolina Group	2,739	211,643
Reynolds American, Inc.	7,919	516,319
Schweitzer Mauduit International, Inc.	694	21,514
Universal Corp.	714	43,497
UST, Inc.	4,113	220,909
Vector Group, Ltd. (a)	1,708	38,481

		5,036,806
Toys, Amusements & Sporting Goods - 0.09%
Hasbro, Inc.	3,801	119,389
Jakks Pacific, Inc. *	841	23,666
Marvel Entertainment, Inc. *	2,428	61,866
Mattel, Inc.	9,818	248,297
Russ Berrie & Company, Inc. *	984	18,332

		471,550
Transportation - 0.29%
Aircastle, Ltd.	1,789	71,220
Alexander & Baldwin, Inc.	1,211	64,316
American Commercial Lines, Inc. *	1,760	45,848
Arlington Tankers, Ltd.	742	21,281
Atlas Air Worldwide Holdings, Inc. *	611	36,012
Bristow Group, Inc. *	627	31,068
C.H. Robinson Worldwide, Inc.	4,542	238,546
Con-way, Inc.	963	48,381
Eagle Bulk Shipping, Inc.	1,242	27,833
Excel Maritime Carriers Ltd.	658	16,569
Expeditors International of Washington, Inc.	5,528	228,306
Genco Shipping & Trading, Ltd.	757	31,234
General Maritime Corp.	908	24,316
Horizon Lines, Inc.	1,038	34,005
Kirby Corp. *	999	38,352
K-Sea Transportation Partners LP	49	2,310
Laidlaw International, Inc.	2,195	75,837
Marten Transport, Ltd. *	844	15,201
Martin Midstream Partners LP *	32	1,328
Overseas Shipholding Group, Inc.	1,095	89,133
Pacer International, Inc.	1,166	27,424
Patriot Transportation Holding, Inc. *	166	14,392
PHI, Inc. *	617	18,380
Saia, Inc. *	560	15,266
Ship Finance International, Ltd. (a)	1,969	58,440
Teekay LNG Partners LP *	1,112	40,121
Teekay Shipping Corp.	1,997	115,646
U.S. Shipping Partners LP	232	4,779
Universal Truckload Services, Inc. *	677	13,452
UTI Worldwide, Inc.	2,777	74,396

		1,523,392

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Travel Services - 0.00%
Ambassadors Group, Inc.	666	$23,663
Trucking & Freight - 0.77%
Arkansas Best Corp.	772	30,085
Celadon Group, Inc. *	960	15,264
EGL, Inc. *	1,183	54,986
FedEx Corp.	8,211	911,175
Forward Air Corp.	985	33,579
Heartland Express, Inc. (a)	2,953	48,134
Hub Group, Inc., Class A *	1,205	42,368
J.B. Hunt Transport Services, Inc.	4,075	119,479
Knight Transportation, Inc. (a)	2,527	48,973
Landstar Systems, Inc.	1,621	78,213
Old Dominion Freight Lines, Inc. *	1,154	34,793
Oshkosh Truck Corp.	2,000	125,840
Plains All American Pipeline LP	2,785	177,265
Ryder Systems, Inc.	1,637	88,070
United Parcel Service, Inc., Class B	28,602	2,087,946
Wabash National Corp. (a)	1,176	17,205
Werner Enterprises, Inc.	2,302	46,385
YRC Worldwide, Inc. *	1,635	60,168

		4,019,928
Utility Service - 0.00%
SJW Corp.	602	20,047

TOTAL COMMON STOCKS (Cost $384,911,396)		$500,233,108

WARRANTS - 0.00%
Electrical Equipment - 0.00%
Optical Cable Corp.
(Expiration date 10/24/2007; strike
price $4.88) *	24	0

TOTAL WARRANTS (Cost $0)		$0

RIGHTS - 0.00%
Pharmaceuticals - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date
6/12/2008) *	19	0

TOTAL RIGHTS (Cost $0)		$0

CORPORATE BONDS - 0.00%
Metal & Metal Products - 0.00%
Mueller Industries, Inc.
6.00% due 11/01/2014	$4,000	3,715

TOTAL CORPORATE BONDS (Cost $3,937)		$3,715

SHORT TERM INVESTMENTS - 6.77%
Dexia Delaware LLC
5.42% due 07/02/2007	$5,345,000	$5,344,195
Federal National Mortgage Association Discount
Note
zero coupon due 08/10/2007 to
08/29/2007	18,000,000	17,869,813

The accompanying notes are an integral part of the financial statements. 147

John Hancock Trust

Portfolio of investments — June 30, 2007 (Unaudited)
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash Investment Trust (c)	$10,986,011	$10,986,011
U.S. Treasury Bill
zero coupon due 07/19/2007 ****	1,300,000	1,297,150

TOTAL SHORT TERM INVESTMENTS
(Cost $35,497,168)		$35,497,169

Total Investments (Total Stock Market Index Trust)
(Cost $420,412,501) - 102.15%		$535,733,992
Liabilities in Excess of Other Assets - (2.15)%		(11,280,631

TOTAL NET ASSETS - 100.00%		$524,453,361

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's advisor or subadvisor
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on June 30, 2007
**	Purchased on a forward commitment
***	At June 30, 2007, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short.
****	At June 30, 2007, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements. 148

John Hancock Trust

Notes to Financial Statements (Unaudited)

1. ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and three separate investment Portfolios, ten of which are index-oriented and are as follows: 500 Index, 500 Index B, Bond Index A, Bond Index B, Index Allocation, International Equity Index A, International Equity Index B, Mid Cap Index, Small Cap Index and Total Stock Market Index. Each of the Portfolios, with the exception of Index Allocation, is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Index Allocation Portfolio operates as a “fund of funds,” investing in Series NAV shares of underlying funds of the Trust and in other permitted investments.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and to Separate Accounts A and B, and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). Series NAV shares are also offered to the Lifestyle Trust and Index Allocation Trust. The Lifestyle Portfolios are offered by the John Hancock Trust and operate as a “fund of funds”, investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD”or the “Distributor”), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Trust offers three classes of shares. Series I shares and Series II shares are offered for all Portfolios with the exception of 500 Index B, Bond Index B and International Equity Index B. Series NAV shares are offered for all Portfolios with the exception of Index Allocation. Series I, Series II and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Series III shares were terminated on October 4, 2006.

At June 30, 2007, John Hancock USA owned 4,129,631 shares of beneficial interest of the Bond Index A.

Payment Made By Affiliate JHLICO made a payment of $5,860,000 on December 27, 2006 to the Trust based on its review of frequent trading between January 1, 2001 and December 31, 2003 by certain contractholders in a small number of variable insurance contracts participating in certain portfolios of the former John Hancock Variable Series Trust, which was reorganized into the John Hancock Trust effective April 29, 2005. This payment was made voluntarily to the affected portfolios and approved by the Trustees of the Trust. The amount is recorded as a capital contribution in the Capital Shares footnote.

Reorganization On November 30, 2006, the shareholders of the Mid Cap Core Trust voted to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Mid Cap Core Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Mid Cap Index Trust (the “Acquiring Portfolio”); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on December 1, 2006.

		Acquired			Acquiring	Acquiring
		Net Asset	Appreciation	Shares	Portfolio	Portfolio Total
		Value of the	of Transferor	Issued by	Net Assets	Net Assets
		Transferor	Portfolio’s	Acquiring	Prior to	After
Acquiring Portfolio	Transferor Portfolio	Portfolio	Investments	Portfolio	Combination	Combination

Mid Cap Index	Mid Cap Core	$215,113,732	$84	11,364,460	$826,473,068	$1,041,586,800
See Note 7 for capital shares issued in connection with above reference reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

149

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Security Valuation The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. In the case of Index Allocation, investments in underlying affiliated funds are valued at their respective net asset value each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying Portfolio’s financial statements. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Advisers, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC are valued at their net asset value each business day. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Portfolio securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

In September 2006, Financial Accounting Standards Board (“FASB”) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the potential impact of FAS 157 on the Portfolios’ financial statements.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

150

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security Transactions and Related Investment Income Investment security and underlying funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. In case of Index Allocation, dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date as the Portfolio becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (“REITs”) and, as a result, will estimate the components of distributions from these securities. Distributions form REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations All income, expenses (except class-specific expenses), and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense Allocation Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. Expenses in Index Allocation’s Statements of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and Index Allocation may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Securities Lending All Portfolios of the Trust described in this Semiannual Report may lend securities in amounts up to 33 1 / 3 % of the Portfolio’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked to market on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Portfolios receive compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Portfolios invest the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c) (7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by JHA, the Adviser for JHCIT, for which JHA receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT. Effective May 8, 2007, cash collateral is invested in the JHCIT. Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios the next business day. During the loan period, the Portfolios continue to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2007, the values of securities loaned and cash collateral were as follows:

PORTFOLIO	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

500 Index	$3,972,088	$4,051,530
500 Index B	2,698,364	2,752,331
International Equity Index A	35,427,108	37,171,985
International Equity Index B	55,142,502	57,899,627
Mid Cap Index	54,114,257	55,196,542
Small Cap Index	54,902,709	56,000,763
Total Stock Market Index	10,770,599	10,986,011

Futures All Portfolios of the Trust described in this Semiannual Report may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

151

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2007:

					UNREALIZED
					APPRECIATION
PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	(DEPRECIATION)

500 Index	S&P 500 Index Futures	81	Long	Sep 2007	($293,086)

					($293,086)

500 Index B	S&P 500 Index Futures	39	Long	Sep 2007	($105,259)

					($105,259)

International Equity Index A	CAC 40 10 Euro Index Futures	11	Long	Sep 2007	$48,642
	DAX Index Futures	2	Long	Sep 2007	19,784
	EOE Dutch Stock Index Futures	2	Long	Jul 2007	4,709
	FTSE 100 Index Futures	15	Long	Sep 2007	13,717
	Hang Seng Stock Index Futures	1	Long	Jul 2007	(165)
	IBEX 35 Index Futures	3	Long	Jul 2007	8,851
	MSCI Taiwan Stock Index Futures	5	Long	Jul 2007	(2,225)
	OMX 30 Stock Index Futures	15	Long	Jul 2007	(6,293)
	S&P Canada 60 Index Futures	3	Long	Sep 2007	5,921
	S&P/MIB 30 Index Futures	2	Long	Sep 2007	4,251
	SPI 200 Index Futures	3	Long	Sep 2007	(5,315)
	Topix Index Futures	12	Long	Sep 2007	(3,768)

					$88,109

International Equity Index B	CAC 40 10 Euro Index Futures	6	Long	Sep 2007	$26,761
	DAX Index Futures	2	Long	Sep 2007	19,784
	EOE Dutch Stock Index Futures	3	Long	Jul 2007	7,063
	FTSE 100 Index Futures	12	Long	Sep 2007	10,925
	Hang Seng Stock Index Futures	2	Long	Jul 2007	(899)
	IBEX 35 Index Futures	1	Long	Jul 2007	(321)
	MSCI Taiwan Stock Index Futures	39	Long	Jul 2007	(17,175)
	OMX 30 Stock Index Futures	15	Long	Jul 2007	(6,293)
	S&P Canada 60 Index Futures	2	Long	Sep 2007	3,948
	S&P/MIB 30 Index Futures	1	Long	Sep 2007	2,092
	SPI 200 Index Futures	2	Long	Sep 2007	(3,784)
	Topix Index Futures	12	Long	Sep 2007	(3,768)

					$38,333

Mid Cap Index	S&P Mid Cap 400 Index Futures	55	Long	Sep 2007	($254,280)

					($254,280)

Small Cap Index	Russell 2000 Index Futures	19	Long	Sep 2007	($56,058)

					($56,058)

Total Stock Market Index	Russell 2000 Index Futures	9	Long	Sep 2007	$4,287
	S&P 500 Index Futures	53	Long	Sep 2007	(209,022)
	S&P Mid Cap 400 Index Futures	3	Long	Sep 2007	(9,471)

					($214,206)

Forward Foreign Currency Contracts All Portfolios of the Trust described in this Semiannual Report may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

152

John Hancock Trust

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

At June 30, 2007, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts at June 30, 2007, were as follows:

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

International Equity Index A	Buys

	Australian Dollar	371,000	9/28/07	$193
	Canadian Dollar	387,000	9/28/07	2,557
	Euro	1,675,000	9/28/07	11,588
	Hong Kong Dollar	788,000	9/28/07	(97)
	Japanese Yen	185,000,000	9/28/07	5,213
	Pound Sterling	912,000	9/28/07	8,140
	Swedish Krona	1,400,000	9/28/07	876

				$28,470

International Equity Index B	Buys

	Australian Dollar	247,000	9/28/07	$129
	Canadian Dollar	254,000	9/28/07	1,678
	Euro	1,106,000	9/28/07	7,652
	Hong Kong Dollar	1,766,000	9/28/07	(217)
	Japanese Yen	185,000,000	9/28/07	5,213
	Pound Sterling	798,000	9/28/07	7,122
	Swedish Krona	1,400,000	9/28/07	876

				$22,453

Federal Income Taxes Each Portfolio’s policy is to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required.

Distribution of Income and Gains The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital.

Capital Accounts The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Portfolios are as follows:

	First	Excess over
	$500 million	$500 million
	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*

500 Index	0.470%	0.460%

		Between
	First	$100 million	Excess over
	$100 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*	Net Assets*

500 Index B	0.470%	0.470%	0.460%
International Equity Index B	0.550	0.530	0.530

Portfolio	All Aggregate Net Assets Level*

Bond Index A	0.470%
Bond Index B	0.470
Index Allocation	0.050

153

John Hancock Trust

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

	First	Excess over
	$100 million	$100 million
	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*

International Equity Index A	0.550%	0.530%

		Between
	First	$250 million	Excess over
	$250 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets*	Net Assets*	Net Assets*

Mid Cap Index	0.490%	0.480%	0.460%
Small Cap Index	0.490	0.480	0.460
Total Stock Market Index	0.490	0.480	0.460

*Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II. John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Expense Reimbursement The Adviser reimburses the Portfolios for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business) incurred in excess of, on an annualized basis, 0.05% of the average net assets of 500 Index and International Equity Index A, 0.075% of the average net assets of Bond Index A, Mid Cap Index, Small Cap Index and Total Stock Market Index. This voluntary expense reimbursement may be terminated at any time by the Adviser upon notice to the Trust.

In the cases of 500 Index B, Bond Index B and International Equity Index B, the Adviser has agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.25%, 0.25% and 0.34%, respectively. The Adviser’s obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2008, and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement.

In the case of Index Allocation, the Adviser has agreed that if total expenses (absent reimbursement) exceed 0.02% of the average daily net assets, the Adviser would reimburse expenses by an amount such that the total expenses of the Portfolio equals 0.02% . For purposes of the expense reimbursement, total expenses would include the advisory fee but exclude the expenses of the underlying funds and Rule 12b-1 fees. This voluntary expense reimbursement may be terminated at any time after May 1, 2008.

The Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the “Participating Portfolios”) as set forth below (the “Reimbursement”). The Participating Portfolios are all portfolios of the Trust except the following: 500 Index B, Bond Index B and International Equity Index B.

The Reimbursement equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

For the six months ended June 30, 2007, the Adviser voluntarily agreed to waive a portion of its advisory fee for the above expense reimbursements for 500 Index, 500 Index B, Bond Index A, Bond Index B, Index Allocation, International Equity Index A, International Equity Index B, Mid Cap Index, Small Cap Index and Total Stock Market Index in the amounts of $16,657, $1,431,092, $1,202, $221,070, $54,213, $3,485, $528,634, $11,764, $5,031 and $5,144, respectively. These expense reimbursements are shown as a reduction of total expenses in the Statement of Operations.

Fund Administration Fees Pursuant to the Advisory Agreement, the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

Distribution Plans In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

4. TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

154

John Hancock Trust

Notes to Financial Statements (Unaudited)

6. LINE OF CREDIT All Portfolios of the Trust described in this Semiannual Report with the exception for Index Allocation, International Equity Index A and International Equity Index B have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the period ended June 30, 2007, there were no borrowings under the line of credit.

7. CAPITAL SHARES Share activity for the Portfolios for the six months ended June 30, 2007, and year ended December 31, 2006, were as follows:

500 Index Trust	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	4,603,612	$57,829,363	15,758,830	$175,316,065
Distributions reinvested	1,426,354	17,672,523	942,504	10,433,522
Repurchased	(4,970,640)	(62,674,140)	(10,905,162)	(122,914,558)
Net increase (decrease)	1,059,326	$12,827,746	5,796,172	$62,835,029

Series II shares
Sold	232,550	$2,942,966	480,777	$5,544,191
Distributions reinvested	98,801	1,218,225	87,501	964,264
Repurchased	(1,419,789)	(17,826,772)	(3,331,824)	(37,375,845)
Net increase (decrease)	(1,088,438)	($13,665,581)	(2,763,546)	($30,867,390)

Series III shares
Sold	—	—	18,937	$209,251
Distributions reinvested	—	—	2,707	29,867
Repurchased	—	—	(428,750)	(4,639,191)
Net increase (decrease)	—	—	(407,106)	($4,400,073)

Series NAV shares
Sold	3,871,891	$48,744,879	7,085,539	$79,396,638
Distributions reinvested	60,855	743,652	271,012	3,000,102
Repurchased	(4,933)	(60,933)	(27,936,832)	(315,128,226)
Net increase (decrease)	3,927,813	$49,427,598	(20,580,281)	($232,731,486)

Net increase (decrease)	3,898,701	$48,589,763	(17,954,761)	($205,163,920)

a Series III shares were terminated on 10-4-06.

500 Index Trust B	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series NAV shares
Sold	7,724,245	$145,870,725	3,346,516	$57,861,662
Capital contributions[a]	—	—	—	26,728
Distributions reinvested	1,039,329	18,884,603	783,848	12,737,525
Repurchased	(4,681,269)	(87,264,446)	(10,058,509)	(167,553,881)

Net increase (decrease)	4,082,305	$77,490,882	(5,928,145)	($96,927,966)

a Refer to payment made by affiliate, Note 1.

Bond Index Trust A	Six Months Ended 6-30-07[a]		Year Ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Series I shares
Sold	416,629	$5,277,061	4,088,008	$51,129,017
Distributions reinvested	—	—	132,368	1,662,547
Repurchased	(46,553)	(589,716)	(2,968)	(38,159)
Net increase (decrease)	370,076	$4,687,345	4,217,408	$52,753,405

Series II shares
Sold	80,628	$1,030,907	—	—
Repurchased	(5,800)	(73,045)	—	—
Net increase (decrease)	74,828	$957,862	—	—

Series NAV shares
Sold	3,609,446	$45,927,552	2,552,231	$32,363,181
Distributions reinvested	—	—	82,070	1,032,435
Repurchased	(66,812)	(852,471)	(22,944)	(292,236)
Net increase (decrease)	3,542,634	$45,075,081	2,611,357	$33,103,380

Net increase (decrease)	3,987,538	$50,720,288	6,828,765	$85,856,785

a Period from 5-3-07 (commencement of operations) to 6-30-07 for Series II.

b Period from 2-10-06 (commencement of operations) to 12-31-06.

155

John Hancock Trust

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Bond Index Trust B	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series NAV shares
Sold	1,247,702	$12,292,602	1,513,190	$15,129,460
Distributions reinvested	889,412	8,671,769	630,948	6,113,891
Repurchased	(1,221,695)	(12,260,259)	(4,113,934)	(40,942,695)

Net increase (decrease)	915,419	$8,704,112	(1,969,796)	($19,699,344)

Index Allocation Trust	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series II shares
Sold	10,250,795	$140,952,586	8,211,004	$104,503,637
Distributions reinvested	229,804	3,102,355	91,377	1,213,137
Repurchased	(9,360)	(128,062)	(115,132)	(1,466,101)

Net increase (decrease)	10,471,239	$143,926,879	8,187,249	$104,250,673

a Period from 2-10-06 (commencement of operations) to 12-31-06.

International Equity Index Trust A	Six Months Ended 6-30-07		Year Ended 12-31-06[a,b]
	Shares	Amount	Shares	Amount

Series I shares
Sold	1,747,470	$37,975,688	4,390,652	$83,068,104
Distributions reinvested	407,927	8,884,655	140,344	2,608,992
Repurchased	(1,238,265)	(26,699,687)	(320,993)	(5,780,926)
Net increase (decrease)	917,132	$20,160,656	4,210,003	$79,896,170

Series II shares
Sold	115,630	$2,521,940	564,076	$10,396,610
Distributions reinvested	57,964	1,261,296	32,728	608,081
Repurchased	(604,278)	(13,088,503)	(497,529)	(9,305,115)
Net increase (decrease)	(430,684)	($9,305,267)	99,275	$1,699,576

Series III shares
Sold	—	—	149	$2,789
Distributions reinvested	—	—	37	696
Repurchased	—	—	(3,057)	(53,794)
Net increase (decrease)	—	—	(2,871)	($50,309)

Series NAV shares
Sold	902,538	$19,815,036	791,916	$15,003,735
Distributions reinvested	38,761	843,045	1,714	31,850
Repurchased	(2,568)	(57,321)	(17,381)	(338,137)
Net increase (decrease)	938,731	$20,600,760	776,249	$14,697,448

Net increase (decrease)	1,425,179	$31,456,149	5,082,656	$96,242,885

a Series NAV shares began operations on 2-10-06.
b Series III shares were terminated on 10-4-06.

International Equity Index Trust B	Six Months Ended 6-30-07		Year Ended 12-31-06
	Shares	Amount	Shares	Amount

Series NAV shares
Sold	4,060,975	$84,804,676	2,785,630	$52,229,421
Capital contributions[a]	—	—	—	2,611,555
Distributions reinvested	2,489,955	50,321,989	421,887	7,788,027
Repurchased	(1,174,556)	(24,791,281)	(7,842,039)	(149,058,067)

Net increase (decrease)	5,376,374	$110,335,384	(4,634,522)	($86,429,064)

a Refer to payment made by affiliate, Note 1.

156

John Hancock Trust

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Mid Cap Index Trust	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	2,431,795	$47,077,939	9,052,946	$162,963,576
Issued in reorganization (Note 1)	—	—	188,433	3,568,421
Distributions reinvested	517,966	10,214,295	646,237	11,774,443
Repurchased	(1,307,528)	(25,969,462)	(2,075,686)	(37,362,663)
Net increase (decrease)	1,642,233	$31,322,772	7,811,930	$140,943,777

Series II shares
Sold	2,301,847	$46,568,692	214,518	$3,984,229
Issued in reorganization (Note 1)	—	—	2,098,991	39,580,353
Distributions reinvested	95,011	1,866,960	169,642	3,082,400
Repurchased	(765,595)	(15,338,968)	(1,674,440)	(30,928,678)
Net increase (decrease)	1,631,263	$33,096,684	808,711	$15,718,304

Series III shares
Sold	—	—	3,918	$73,786
Distributions reinvested	—	—	3,515	63,769
Repurchased	—	—	(79,997)	(1,391,540)
Net increase (decrease)	—	—	(72,564)	($1,253,985)

Series NAV shares
Sold	3,518,681	$70,634,779	18,640,919	$348,419,220
Issued in reorganization (Note 1)	—	—	9,077,036	171,964,958
Distributions reinvested	815,333	16,078,359	246,539	4,491,932
Repurchased	(13,103,488)	(263,400,325)	(95,676)	(1,730,773)
Net increase (decrease)	(8,769,474)	($176,687,187)	27,868,818	$523,145,337

Net increase (decrease)	(5,495,978)	($112,267,731)	36,416,895	$678,553,433

a Series III shares were terminated on 10-4-06.

Small Cap Index Trust	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	397,379	$6,761,768	2,247,113	$34,140,076
Capital contributions[b]	—	—	—	26,992
Distributions reinvested	1,049,064	17,005,331	418,145	6,661,052
Repurchased	(1,031,513)	(17,467,260)	(1,261,424)	(17,708,997)
Net increase (decrease)	414,930	$6,299,839	1,403,834	$23,119,123

Series II shares
Sold	5,660,569	$93,746,182	170,594	$2,723,406
Capital contributions[b]	—	—	—	5,747
Distributions reinvested	211,805	3,420,654	102,910	1,634,209
Repurchased	(832,164)	(13,917,250)	(786,101)	(12,453,814)
Net increase (decrease)	5,040,210	$83,249,586	(512,597)	($8,090,452)

Series III shares
Sold	—	—	16,926	$272,363
Distributions reinvested	—	—	2,176	34,471
Repurchased	—	—	(100,828)	(1,506,993)
Net increase (decrease)	—	—	(81,726)	($1,200,159)

Series NAV shares
Sold	1,249,260	$21,050,038	4,419,533	$70,899,054
Capital contributions	—	—	—	20,126
Distributions reinvested	837,441	13,583,298	219,017	3,491,132
Repurchased	(7,640,354)	(127,263,264)	(331,304)	(5,207,178)
Net increase (decrease)	(5,553,653)	($92,629,928)	4,307,246	$69,203,134

Net increase (decrease)	(98,513)	($3,080,503)	5,116,757	$83,031,646

a Series III shares were terminated on 10-4-06.

b Refer to payment made by affiliate, Note 1.

157

John Hancock Trust

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Total Stock Market Index Trust	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	1,282,293	$17,211,316	2,249,711	$26,618,976
Capital contributions[b]	—	—	—	20,738
Distributions reinvested	413,140	5,449,317	262,400	3,119,937
Repurchased	(541,700)	(7,314,993)	(1,630,799)	(19,060,439)
Net increase (decrease)	1,153,733	$15,345,640	881,312	$10,699,212

Series II shares
Sold	5,182,309	$70,777,919	267,554	$3,215,349
Capital contributions[b]	—	—	—	3,251
Distributions reinvested	55,893	734,994	43,508	515,574
Repurchased	(655,284)	(8,921,489)	(739,283)	(8,797,074)
Net increase (decrease)	4,582,918	$62,591,424	(428,221)	($5,062,900)

Series III shares
Sold	—	—	3,855	$45,828
Distributions reinvested	—	—	517	6,106
Repurchased	—	—	(43,635)	(502,951)
Net increase (decrease)	—	—	(39,263)	($451,017)

Series NAV shares
Sold	85,352	$1,173,976	153,159	$1,870,733
Capital contributions	—	—	—	13,898
Distributions reinvested	260,495	3,435,929	211,466	2,514,331
Repurchased	(1,152,198)	(15,572,276)	(2,915,198)	(35,312,535)
Net increase (decrease)	(806,351)	($10,962,371)	(2,550,573)	($30,913,573)

Net increase (decrease)	4,930,300	$66,974,693	(2,136,745)	($25,728,278)

a Series III shares were terminated on 10-4-06.

b Refer to payment made by affiliate, Note 1.

8. INVESTMENT TRANSACTIONS The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the six months ended June 30, 2007:

		PURCHASES	SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

500 Index	—	$51,636,543	—	$23,987,031
500 Index B	$6,953,847	142,607,883	—	53,692,152
Bond Index A	85,176,380	12,191,834	$39,361,735	1,733,523
Bond Index B	27,119,792	4,586,438	14,251,235	4,983,273
International Equity Index A	—	52,088,529	—	26,232,163
International Equity Index B	—	84,361,677	—	17,694,583
Mid Cap Index	—	171,809,665	—	294,797,820
Small Cap Index Trust	—	54,946,416	—	80,524,313
Total Stock Market Index	—	77,314,478	—	39,801,438

For Index Allocation, the purchases and sales of the affiliated underlying funds during the six months ended June 30, 2007, were $144,643,767 and $971,107, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was as follows:

				NET UNREALIZED
	AGGREGATE	UNREALIZED	UNREALIZED	APPRECIATION/
PORTFOLIO	COST	APPRECIATION	(DEPRECIATION)	(DEPRECIATION)

500 Index	$1,271,144,530	$384,337,201	($47,778,142)	$336,559,059
500 Index B	1,067,719,926	297,658,756	(66,565,539)	231,093,217
Bond Index A	137,348,979	295,569	(2,216,970)	(1,921,401)
Bond Index B	165,065,035	1,263,041	(4,193,139)	(2,930,098)
Index Allocation	247,905,703	11,750,145	(373,248)	11,376,897
International Equity Index A	305,396,527	87,920,395	(4,047,912)	83,872,483
International Equity Index B	450,412,078	146,516,759	(5,779,134)	140,737,625
Mid Cap Index	990,187,088	134,293,488	(25,568,991)	108,724,497
Small Cap Index	436,771,140	99,411,146	(19,314,477)	80,096,669
Total Stock Market Index	425,308,000	123,149,719	(12,723,727)	110,425,992

158

John Hancock Trust

Notes to Financial Statements (Unaudited)

9. FEDERAL INCOME TAX INFORMATION Federal income tax regulations may differ from generally accepted accounting principles. Income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies, equalization debits and excise tax regulations.

The tax-character of distributions paid during 2006, was as follows:

2006 DISTRIBUTIONS

	ORDINARY	LONG TERM	RETURN
PORTFOLIO	INCOME	CAPITAL GAINS	OF CAPITAL	TOTAL

500 Index	$14,427,755	—	—	$14,427,755
500 Index B	12,737,525	—	—	12,737,525
Bond Index A	2,694,982	—	—	2,694,982
Bond Index B	6,113,891	—	—	6,113,891
Index Allocation	1,060,112	$85,741	$67,284	1,213,137
International Equity Index A	3,249,619	—	—	3,249,619
International Equity Index B	7,788,027	—	—	7,788,027
Mid Cap Index	3,427,794	15,984,750	—	19,412,544
Small Cap Index	1,796,730	10,024,134	—	11,820,864
Total Stock Market Index	4,011,405	2,144,543	—	6,155,948

As of the Portfolios’ most recent fiscal year end, December 31, 2006, the Portfolios’ capital loss carryforwards were as follows. Expiration occurs on December 31 of the year indicated. At December 31, 2006, capital loss carryforwards available to offset future realized gains were approximately:

CAPITAL LOSS CARRYFORWARDS

Portfolio	2008	2009	2010	2011	2012	2013	2014

500 Index	—	—	$30,724,734	$1,600	—	$2,754,508	—
500 Index B	$352,896	$19,404,633	78,569	—	—	557,119	$2,840,098
Bond Index A	—	—	—	—	—	—	211,469
Bond Index B	—	—	—	—	—	480,078	1,497,016
Index Allocation	—	—	—	—	—	—	—
International Equity Index A	—	—	—	—	—	—	—
International Equity Index B	—	—	—	—	—	—	—
Mid Cap Index	—	—	—	—	—	—	—
Small Cap Index	—	—	—	—	—	—	—
Total Stock Market Index	—	—	—	—	—	—	—

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Portfolios and does not believe there is a material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

10. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Index Allocation invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolio’s investment in affiliated funds during the six months ended June 30, 2007 is set forth below:

		BEGINNING			ENDING
	AFFILIATE —	SHARE	SHARES	SHARES	SHARE	SALE	ENDING
PORTFOLIO	SERIES NAV	AMOUNT	PURCHASED	SOLD	AMOUNT	PROCEEDS	VALUE

Index Allocation
	500 Index Trust	3,151,810	3,932,662	4,932	7,079,540	$60,933	$90,618,109
	Bond Index Trust A	2,611,357	3,609,447	66,813	6,153,991	852,471	77,847,987
International Equity Index Trust A		776,249	941,299	2,568	1,714,980	57,321	39,221,586
	Mid Cap Index	580,917	673,842	19	1,254,740	382	25,797,459
	Small Cap Index	644,893	896,174	—	1,541,067	—	25,797,459

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John Hancock Trust

Notes to Financial Statements (Unaudited)

11. LEGAL AND REGULATORY MATTERS On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors, LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004. As a result of this settlement, International Equity Index A received $55,798 and Mid Cap Index received $155,880. These payments were recorded as a realized gain to the Portfolios’ on June 25, 2007.

160

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report.

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvi-sory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF ADVISORY AGREEMENT

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a)considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios are: each Lifestyle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust.)

161

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

APPROVAL OF ADVISORY AGREEMENT, CONTINUED

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the profitability of JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms, and with respect to each subadviser that is not affil-iated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffil-iated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the sub-advisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser and the parent company of Independence Investments LLC.

162

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

APPROVAL OF SUBADVISORY AGREEMENTS, CONTINUED

(6) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduci-ary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7) Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

163

John Hancock Trust

Appendix A

Performance of
Trust	Trust, as of
(Subadviser)	March 31, 2007	Fees And Expenses	Other Comments

500 Index	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the	lower than the peer group median.	of the Trust is within the expected
	one-, three- and five-year periods.		tracking error guidelines gross
		Advisory fees for this Trust are higher	of fees over all available
(MFC Global Investment	The Trust outperformed the peer	than the peer group median.	time periods.
Management (U.S.A.) Limited)	group average over the one-year
	period and underperformed over	Total expenses for this Trust are	The Board also took into account
	the three- and five-year periods.	slightly higher than the peer	the relatively narrow range among
		group median.	performance returns and expense
ratios of the peer group.

500 Index B	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the one-,	lower than the peer group.	of the Trust is within the expected
	three- and five-year periods.		tracking error guidelines gross
		Advisory fees for this Trust are	of fees over all available
(MFC Global Investment	The Trust outperformed the peer	lower than the peer group.	time periods.
Management (U.S.A.) Limited)	group average over the one- and
	three-year periods, and	Total expenses for this Trust are
	underperformed over the	lower than the peer group.
five-year period.

Bond Index A	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the	lower than the peer group median.	of the Trust is within the expected
(Declaration Management &	one-year period.		tracking error guidelines gross of
Research LLC)		Advisory fees for this Trust are	fees over the one-year period.
	The Trust underperformed the	modestly higher than the peer
	peer group average over the	group median.	The Board also took into account
	one-year period.		the relatively narrow range among
		Total expenses for this Trust are	performance returns and expense
		slightly higher than the peer	ratios of the peer group.
group median.

Bond Index B	The Trust lagged the benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index over the one-, three- and	lower than the peer group median.	of the Trust is within the expected
(Declaration Management	five-year periods.		tracking error guidelines gross
& Research LLC)		Advisory fees for this Trust are	of fees over all available
	The Trust outperformed the peer	lower than the peer group median.	time periods.
group average over the one-, three-
	and five-year periods.	Total expenses for this Trust are
lower than the peer group median.

Index Allocation	The Trust underperformed the	In the case of the subadvisory fees	The Board took into account the
	benchmark over the one-year period.	for this Trust, management considers	relatively narrow range among
(MFC Global Investment		this fund to have no peers to compare	performance returns of the
Management (U.S.A.) Limited)	The Trust underperformed the peer	fees and expenses.	peer group.
group average over the
	one-year period.	Advisory fees for this Trust are lower	The Board noted that the Trust is
		than the peer group median.	subject to a voluntary fee waiver
which reduces certain expenses of
		Total expenses for this Trust are	the Trust.
lower than the peer group median.

164

John Hancock Trust

Appendix A

Performance of
Trust	Trust, as of
(Subadviser)	March 31, 2007	Fees And Expenses	Other Comments

International Equity Index A	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the	higher than the peer group median.	of the Trust is within the expected
	one-year period.		tracking error guidelines gross
		Advisory fees for this Trust are higher	of fees.
(SSgA Funds Management, Inc.)	The Trust outperformed the	than the peer group median.
	peer group average over the		With respect to the Trust’s total
	one-year period.	Total expenses for this Trust are	expenses, the Board took into
		modestly higher than the peer	account management’s discussion
		group median.	of the advisory/subadvisory
fee structure.

International Equity Index B	The Trust outperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the one-year	higher than the peer group median.	of the Trust is within the expected
	period and underperformed the		tracking error guidelines gross
	benchmark index over the	Advisory fees for this Trust are lower	of fees.
	three- and five-year periods.	than the peer group median.
The Board took into account the
(SSgA Funds Management, Inc.)	The Trust outperformed the	Total expenses for this Trust are	Trust’s performance against
	peer group average over the	lower than the peer group median.	its peers.
one-, three- and five-periods.

Mid Cap Index	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the one-,	equal to the peer group median.	is within the expected tracking
(MFC Global Investment	three- and five-year periods.		error guidelines gross of fees over
Management (U.S.A.) Limited)		Advisory fees for this Trust are	all available time periods.
	The Trust underperformed the peer	higher than the peer group median.
	group average over the one- and		The Board also took into account
	five-year periods and outperformed	Total expenses for this Trust are	the relatively narrow range among
	over the three-year period.	slightly higher than the peer	performance returns and expense
		group median.	ratios of the peer group.

Small Cap Index	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the one-,	lower than the peer group median.	is within the expected tracking
(MFC Global Investment	three- and five-year periods.		error guidelines gross of fees over
Management (U.S.A.) Limited)		Advisory fees for this Trust are	all available time periods.
	The Trust underperformed the peer	modestly higher than the peer
	group average over the one-,	group median.	The Board also took into account
	three- and five-year periods.		the relatively narrow range among
		Total expenses for this Trust are	performance returns and expense
		slightly higher than the peer	ratios of the peer group.
group median.

Total Stock Market Index	The Trust underperformed the	Subadvisory fees for this Trust are	The Board noted that performance
	benchmark index over the one-,	lower than the peer group median.	is within the expected tracking
(MFC Global Investment	three- and five-year periods.		error guidelines gross of fees over
Management (U.S.A.) Limited)		Advisory fees for this Trust are higher	all available time periods.
	The Trust outperformed the peer	than the peer group median.
group average over the one-, three-
	and five-year periods.	Total expenses for this Trust are
slightly higher than the peer
group median.

165

John Hancock Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The Trust’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

166

Management of the Trust

Trustees

James M. Oates, Chairman of the Board
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
John D. Richardson, Trustee Emeritas
F. David Rolwing

Officers

Keith F. Hartstein, President and Chief Executive Officer
John G. Vrysen, Chief Operating Officer
Charles A. Rizzo, Chief Financial Officer
Gordon M. Shone, Treasurer
Thomas M. Kinzler, Chief Legal Officer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
the future is yours
601 Congress Street
Boston MA 02210-2805

PRESORTED STD
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PERMIT NO. 75

JHTISA 8/07

John Hancock
the future is yours

John Hancock Trust

Lifestyle Trusts

Semiannual Report
June 30, 2007
Unaudited Financial Statements

0807: 1119010

John Hancock Trust

President’s Message

To our shareholders:

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers. The funds on the following pages are intended to give you just such a range of choices with which to diversify.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The good news for investors in our Lifestyle Portfolios is that they receive three levels of diversification, since the Portfolios’ investment managers handle diversification, asset allocation and manager choices based on each Portfolio’s objectives and risk targets.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

2

Sector Weightings	4
Shareholder Expense Example	5
Statements of Assets and Liabilities	7
Statements of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	13
Portfolio of Investments (See below for each Portfolio’s page #)	18
Notes to Financial Statements	21
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	28
For More Information	32

Portfolio	Portfolio of Investments
Lifestyle Aggressive Trust	18
Lifestyle Balanced Trust	18
Lifestyle Conservative Trust	18
Lifestyle Growth Trust	19
Lifestyle Moderate Trust	19

3

John Hancock Trust

Sector Weightings*

Lifestyle Aggressive Trust

Equity Asset Allocation	% of Total
Emerging Markets	2.87
International	23.04
International Small Cap	5.07
Natural Resources	3.99
U.S. Large Cap	37.94
U.S. Mid Cap	14.00
U.S. Small Cap	13.09
Total	100.00

Lifestyle Balanced Trust

Equity Asset Allocation	% of Total
Emerging Markets	1.96
International	9.57
International Small Cap	1.54
Natural Resources	3.01
Real Estate	4.33
U.S. Large Cap	36.54
U.S. Mid Cap	2.00
U.S. Small Cap	2.10
Total Equity	61.05

Fixed Income Asset Allocation
Global Bond	2.99
High Yield Bond	12.98
Intermediate Bond	8.99
Multi-Sector Bond	8.98
Treasury Inflation-Protected Securities	5.01
Total Fixed Income	38.95
Total	100.00

Lifestyle Conservative Trust

Equity Asset Allocation	% of Total
International	5.01
Real Estate	4.30
U.S. Large Cap	10.72
Total Equity	20.03

Fixed Income Asset Allocation
Global Bond	7.99
High Yield Bond	7.98
Intermediate Bond	28.01
Long Term Bond	5.00
Multi-Sector Bond	16.00
Short-Term Bond	10.99
Treasury Inflation-Protected Securities	4.00
Total Fixed Income	79.97
Total	100.00

Lifestyle Growth Trust

Equity Asset Allocation	% of Total
Emerging Markets	1.96
International	16.07
International Small Cap	3.07
Natural Resources	2.98
Real Estate	1.79
U.S. Large Cap	39.15
U.S. Mid Cap	9.02
U.S. Small Cap	6.01
Total Equity	80.05

Fixed Income Asset Allocation
Global Bond	1.99
High Yield Bond	6.98
Intermediate Bond	3.99
Multi-Sector Bond	3.99
Treasury Inflation-Protected Securities	3.00
Total Fixed Income	19.95
Total	100.00

Lifestyle Moderate Trust

Equity Asset Allocation	% of Total
International	11.08
Real Estate	3.34
U.S. Large Cap	21.64
U.S. Mid Cap	0.90
U.S. Small Cap	3.11
Total Equity	40.07

Fixed Income Asset Allocation
Global Bond	5.99
High Yield Bond	11.96
Intermediate Bond	21.99
Long Term Bond	2.00
Multi-Sector Bond	13.98
Treasury Inflation-Protected Securities	4.01
Total Fixed Income	59.93
Total	100.00

* Percentages are based on net assets as of 06-30-07.

4

John Hancock Trust

Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio **
Lifestyle Aggressive
Series I — Actual	$1,000.00	$1,097.72	$0.57	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%
Series II — Actual	1,000.00	1,096.56	1.61	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.26	1.56	0.31%
Series NAV — Actual	1,000.00	1,097.23	0.31	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Balanced
Series I — Actual	$1,000.00	$1,057.06	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%
Series II — Actual	1,000.00	1,056.33	1.58	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.26	1.56	0.31%
Series NAV — Actual	1,000.00	1,057.82	0.31	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Conservative
Series I — Actual	$1,000.00	$1,020.28	$0.55	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%
Series II — Actual	1,000.00	1,019.38	1.55	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.26	1.56	0.31%
Series NAV — Actual	1,000.00	1,020.31	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

5

John Hancock Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period * 1/1/2007– 6/30/2007	Annualized Expense Ratio **
Lifestyle Growth
Series I — Actual	$1,000.00	$1,074.68	$0.57	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%
Series II — Actual	1,000.00	1,073.42	1.59	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.26	1.56	0.31%
Series NAV — Actual	1,000.00	1,075.15	0.31	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Moderate
Series I — Actual	$1,000.00	$1,037.51	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%
Series II — Actual	1,000.00	1,035.92	1.56	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.26	1.56	0.31%
Series NAV — Actual	1,000.00	1,037.51	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

**	Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds.

6

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Conservative
Investments in affiliated funds, at value (Note 9)	$631,612,930	$9,869,157,599	$809,349,026
Receivable for investments sold	32,798	515,675	601,610
Receivable for fund shares sold	94,461	5,501,139	—
Receivable due from adviser	1,824	5,439	1,767
Other assets	11,750	129,485	12,603
Total assets	631,753,763	9,875,309,337	809,965,006

Liabilities
Payable for investments purchased	94,392	5,363,141	—
Payable for fund shares repurchased	25,862	509,890	590,709
Payable to affiliates
Fund administration expenses	9,748	148,533	12,553
Trustees’ fees	644	12,239	—
Other payables and accrued expenses	12,351	21,152	10,047
Total liabilities	142,997	6,054,955	613,309

Net assets
Capital paid-in	553,631,333	9,129,067,915	804,513,328
Undistributed net investment income (loss)	(708,289)	(12,783,905)	(980,477)
Accumulated undistributed net realized gain (loss) on investments	13,835,164	54,923,862	671,172
Net unrealized appreciation (depreciation) on investments	64,852,558	698,046,510	5,147,674
Net assets	$631,610,766	$9,869,254,382	$809,351,697
Investments in affiliated funds, at cost	$566,760,372	$9,171,111,089	$804,201,352

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$243,267,307	$1,153,301,809	$180,797,468
Shares outstanding	21,594,729	82,715,621	13,777,826
Net asset value, offering price and redemption price per share	$11.27	$13.94	$13.12

Series II
Net assets	$357,951,322	$8,636,637,878	$624,899,404
Shares outstanding	31,882,858	622,431,723	47,868,836
Net asset value, offering price and redemption price per share	$11.23	$13.88	$13.05

Series NAV
Net assets	$30,392,137	$79,314,695	$3,654,825
Shares outstanding	2,696,473	5,678,445	278,094
Net asset value, offering price and redemption price per share	$11.27	$13.97	$13.14

7

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Assets and Liabilities — June 30, 2007 (Unaudited)

Assets	Lifestyle Growth	Lifestyle Moderate
Investments in affiliated funds, at value (Note 9)	$12,884,588,991	$2,169,249,765
Receivable for investments sold	724,329	128,684
Receivable for fund shares sold	11,951,332	579,257
Receivable due from adviser	4,852	2,325
Other assets	144,516	21,708
Total assets	12,897,414,020	2,169,981,739

Liabilities
Payable for investments purchased	11,764,716	550,339
Payable for fund shares repurchased	719,121	126,924
Payable to affiliates
Fund administration expenses	192,141	32,871
Trustees’ fees	17,020	2,563
Accrued expenses	22,922	2,468
Total liabilities	12,715,920	715,165

Net assets
Capital paid-in	11,790,977,622	2,065,970,341
Undistributed net investment income (loss)	(16,744,121)	(2,772,790)
Accumulated undistributed net realized gain (loss) on investments	80,169,261	(1,032,254)
Net unrealized appreciation (depreciation) on investments	1,030,295,338	107,101,277
Net assets	$12,884,698,100	$2,169,266,574
Investments in affiliated funds, at cost	$11,854,293,653	$2,062,148,488

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,037,984,238	$350,794,236
Shares outstanding	73,315,492	26,437,974
Net asset value, offering price and redemption price per share	$14.16	$13.27

Series II
Net assets	$11,673,839,815	$1,810,834,468
Shares outstanding	827,288,839	137,138,062
Net asset value, offering price and redemption price per share	$14.11	$13.20

Series NAV
Net assets	$172,874,047	$7,637,870
Shares outstanding	12,194,962	575,131
Net asset value, offering price and redemption price per share	$14.18	$13.28

8

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — for the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Conservative
Income distributions received from affiliated underlying funds	$4,851,360	$210,329,118	$26,261,509
Total investment income	4,851,360	210,329,118	26,261,509

Expenses
Investment management fees (Note 3)	130,123	1,891,965	155,156
Series I distribution and service fees (Note 3)	60,503	285,326	44,286
Series II distribution and service fees (Note 3)	450,339	9,880,913	708,489
Printing and postage fees (Note 3)	12,520	160,289	14,151
Audit and legal fees	14,237	97,387	15,102
Custodian fees	5,951	5,951	5,951
Registration and filing fees	3,188	43,926	3,660
Fund administration fees (Note 3)	23,962	323,574	27,468
Trustees’ fees (Note 4)	5,298	73,651	4,260
Miscellaneous	1,827	20,922	1,955
Total expenses	707,948	12,783,904	980,478
Net investment income (loss)	4,143,412	197,545,214	25,281,031

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	18,633,972	110,372,772	10,517,841
Capital gain distributions received from affiliated underlying funds	32,835,455	224,381,784	5,751,361
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	2,040,077	(33,762,995)	(27,727,238)
Net realized and unrealized gain (loss)	$53,509,504	$300,991,561	($11,458,036)

Increase (decrease) in net assets from operations	$57,652,916	$498,536,775	$13,822,995

9

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Operations — for the Six Months Ended June 30, 2007 (Unaudited)

Investment income	Lifestyle Growth	Lifestyle Moderate
Income distributions received from affiliated underlying funds	$177,662,278	$58,096,446
Total investment income	177,662,278	58,096,446

Expenses
Investment management fees (Note 3)	2,429,409	420,950
Series I distribution and service fees (Note 3)	257,740	87,635
Series II distribution and service fees (Note 3)	13,158,261	2,088,349
Printing and postage fees (Note 3)	195,114	37,004
Audit and legal fees	114,169	28,108
Custodian fees	5,951	5,951
Registration and filing fees	55,811	9,888
Fund administration fees (Note 3)	405,604	73,411
Trustees’ fees (Note 4)	93,458	16,511
Miscellaneous	24,004	4,982
Total expenses	16,739,521	2,772,789
Net investment income (loss)	160,922,757	55,323,657

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	121,165,640	14,070,274
Capital gain distributions received from affiliated underlying funds	375,053,541	31,077,274
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	176,620,898	(28,486,222)
Net realized and unrealized gain (loss)	$672,840,079	$16,661,326

Increase (decrease) in net assets from operations	$833,762,836	$71,984,983

10

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Changes in Net Assets

	Lifestyle Aggressive		Lifestyle Balanced		Lifestyle Conservative
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]
From operations
Net investment income (loss)	$4,143,412	$2,361,286	$197,545,214	$115,719,198	$25,281,031	$18,222,794
Net realized gain (loss)	51,469,427	59,494,814	334,754,556	222,506,831	16,269,202	10,570,631
Change in net unrealized appreciation (depreciation)	2,040,077	21,936,342	(33,762,995)	518,744,703	(27,727,238)	24,589,830
Increase (decrease) in net assets resulting from operations	57,652,916	83,792,442	498,536,775	856,970,732	13,822,995	53,383,255
Distributions to shareholders
From net investment income
Series I	(3,949,372)	(1,391,736)	(26,117,481)	(19,143,372)	(6,306,465)	(5,558,723)
Series II	(5,395,035)	(2,134,867)	(182,724,345)	(96,013,576)	(19,831,750)	(14,188,605)
Series IIIA	—	(23,498)	—	(180,793)	—	(89,607)
Series NAV	(437,588)	(28,873)	(1,487,293)	(387,715)	(123,293)	(48,304)
From net realized gain
Series I	(17,156,306)	(62,247,714)	(27,862,461)	(104,583,349)	(1,410,027)	(7,807,735)
Series II	(26,376,908)	(95,647,392)	(194,932,659)	(520,106,521)	(4,434,503)	(19,855,705)
Series IIIA	—	(1,054,028)	—	(1,027,172)	—	(129,832)
Series NAV	(1,852,013)	(1,291,039)	(1,586,663)	(2,024,918)	(27,566)	(65,375)
From capital paid-in
Series I	—	—	—	(2,890,736)	—	—
Series II	—	—	—	(14,386,991)	—	—
Series IIIA	—	—	—	(28,439)	—	—
Series NAV	—	—	—	(55,949)	—	—
Total distributions	(55,167,222)	(163,819,147)	(434,710,902)	(760,829,531)	(32,133,604)	(47,743,886)
From Fund share transactions	(8,107,501)	170,707,727	1,303,173,583	2,815,476,223	129,529,221	85,697,920
Total increase (decrease)	(5,621,807)	90,681,022	1,366,999,456	2,911,617,424	111,218,612	91,337,289

Net assets
Beginning of period	637,232,573	546,551,551	8,502,254,926	5,590,637,502	698,133,085	606,795,796
End of period	$631,610,766	$637,232,573	$9,869,254,382	$8,502,254,926	$809,351,697	$698,133,085

Undistributed net investment income (loss)	($708,289)	$4,930,294	($12,783,905)	—	($980,477)	—

a	Series IIIA shares were terminated on 10-4-06.

11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Statements of Changes in Net Assets

	Lifestyle Growth		Lifestyle Moderate
Increase (decrease) in net assets	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]	Six Months Ended 6-30-07 (Unaudited)	Year Ended 12-31-06[a]
From operations
Net investment income (loss)	$160,922,757	$81,923,050	$55,323,657	$34,486,253
Net realized gain (loss)	496,219,181	431,321,058	45,147,548	35,165,473
Change in net unrealized appreciation (depreciation)	176,620,898	545,796,269	(28,486,222)	98,279,899
Increase (decrease) in net assets resulting from operations	833,762,836	1,059,040,377	71,984,983	167,931,625
Distributions to shareholders
From net investment income
Series I	(19,987,400)	(13,401,430)	(10,132,044)	(7,622,841)
Series II	(188,494,638)	(88,201,168)	(47,787,583)	(28,263,387)
Series IIIA	—	(136,322)	—	(69,820)
Series NAV	(2,875,119)	(698,192)	(176,820)	(52,793)
From net realized gain
Series I	(36,348,702)	(107,595,871)	(5,419,889)	(22,267,704)
Series II	(378,944,070)	(702,596,087)	(25,562,800)	(82,239,331)
Series IIIA	—	(1,123,040)	—	(210,439)
Series NAV	(5,124,684)	(5,459,421)	(94,585)	(149,469)
From capital paid-in
Series I	—	—	—	(610,037)
Series II	—	—	—	(2,254,636)
Series IIIA	—	—	—	(5,775)
Series NAV	—	—	—	(4,094)
Total distributions	(631,774,613)	(919,211,531)	(89,173,721)	(143,750,326)
From Fund share transactions	1,984,956,498	4,742,933,218	272,393,817	449,899,362
Total increase (decrease)	2,186,944,721	4,882,762,064	255,205,079	474,080,661

Net assets
Beginning of period	10,697,753,379	5,814,991,315	1,914,061,495	1,439,980,834
End of period	$12,884,698,100	$10,697,753,379	$2,169,266,574	$1,914,061,495

Undistributed net investment income (loss)	($16,744,121)	$33,690,279	($2,772,790)	—

a	Series IIIA shares were terminated on 10-4-06.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Lifestyle Aggressive

	Series I								Series II

Period ended	6-30-07	[b]	12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07	[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$11.27		$13.46	$12.59		$10.93	$8.14	$10.34	$11.22		$13.44	$12.59	$10.93	$8.14	$10.09
Net investment income (loss)[v]	0.10		0.06 [h]	0.06	[h]	0.04	0.02	0.04	0.08		0.04 [h]	0.03 [h]	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.95		1.71	1.23		1.70	2.81	(2.16)	0.95		1.69	1.24	1.70	2.81	(1.91)
Total from investment operations	1.05		1.77	1.29		1.74	2.83	(2.12)	1.03		1.73	1.27	1.74	2.83	(1.87)
Less distributions
From net investment income	(0.20)		(0.09)	(0.07)		(0.04)	(0.02)	(0.04)	(0.17)		(0.09)	(0.07)	(0.04)	(0.02)	(0.04)
From net realized gain	(0.85)		(3.87)	(0.35)		(0.04)	—	—	(0.85)		(3.86)	(0.35)	(0.04)	—	—
From capital paid-in	—		—	—		—	(0.02)	(0.04)	—		—	—	—	(0.02)	(0.04)
Total distributions	(1.05)		(3.96)	(0.42)		(0.08)	(0.04)	(0.08)	(1.02)		(3.95)	(0.42)	(0.08)	(0.04)	(0.08)
Net asset value, end of period	$11.27		$11.27	$13.46		$12.59	$10.93	$8.14	$11.23		$11.22	$13.44	$12.59	$10.93	$8.14
Total return (%)[k]	9.77	[m]	15.46	10.64		16.06	34.91 [l]	(20.71)[l]	9.66	[m]	15.19	10.47	16.06	34.91 [l]	(18.74)[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$243		$251	$210		$486	$328	$186	$358		$367	$331	$294	$158	$27
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.11	0.12		0.07	0.07	0.07	0.31	[r]	0.31	0.29	0.07	0.07	0.07 [r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.11	0.12		0.07	0.08 [p]	0.10 [p]	0.31	[r]	0.31	0.29	0.07	0.08 [p]	0.10 [p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	1.40	[r]	0.52	0.51		0.31	0.23	0.33	1.25	[r]	0.32	0.26	0.30	0.11	(0.05)[r]
Portfolio turnover (%)	25	[m]	32	112		57	53	90	25	[m]	32	112	57	53	90

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$11.28		$13.47	$11.61
Net investment income (loss)[v]	0.07		0.03 [h]	(0.01)[h]
Net realized and unrealized gain (loss) on investments	0.97		1.74	1.87
Total from investment operations	1.04		1.77	1.86
Less distributions
From net investment income	(0.20)		(0.09)	—	[j]
From net realized gain	(0.85)		(3.87)	—	[j]
Total distributions	(1.05)		(3.96)	—	[j]
Net asset value, end of period	$11.27		$11.28	$13.47
Total return (%)[k]	9.72	[m]	15.48	16.03	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$30		$19	$2
Ratio of net expenses to average net assets (%)[q]	0.06	[r]	0.06	0.07	[r]
Ratio of gross expenses to average net assets (%)[q]	0.06	[r]	0.06	0.07	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	1.55	[r]	0.29	(0.06)[r]
Portfolio turnover (%)	25	[m]	32	112

a	Series Il and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Portfolio invests.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Lifestyle Balanced

	Series I								Series II

Period ended	6-30-07	[b]	12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07	[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$13.84		$13.91	$13.79		$12.43	$10.30	$11.82	$13.79		$13.89	$13.78	$12.43	$10.30	$11.72
Net investment income (loss)[v]	0.32		0.26 [h]	0.27	[h]	0.24	0.19	0.29	0.30		0.21 [h]	0.18 [h]	0.24	0.19	0.29
Net realized and unrealized gain (loss) on investments	0.46		1.36	0.62		1.40	2.22	(1.43)	0.46		1.38	0.70	1.39	2.22	(1.33)
Total from investment operations	0.78		1.62	0.89		1.64	2.41	(1.14)	0.76		1.59	0.88	1.63	2.41	(1.04)
Less distributions
From net investment income	(0.33)		(0.25)	(0.28)		(0.24)	(0.19)	(0.29)	(0.32)		(0.25)	(0.28)	(0.24)	(0.19)	(0.29)
From net realized gain	(0.35)		(1.40)	(0.49)		(0.04)	(0.05)	(0.04)	(0.35)		(1.40)	(0.49)	(0.04)	(0.05)	(0.04)
From capital paid-in	—		(0.04)	—		—	(0.04)	(0.05)	—		(0.04)	—	—	(0.04)	(0.05)
Total distributions	(0.68)		(1.69)	(0.77)		(0.28)	(0.28)	(0.38)	(0.67)		(1.69)	(0.77)	(0.28)	(0.28)	(0.38)
Net asset value, end of period	$13.94		$13.84	$13.91		$13.79	$12.43	$10.30	$13.88		$13.79	$13.89	$13.78	$12.43	$10.30
Total return (%)[k]	5.71	[m]	12.73	6.88		13.49	23.97	(9.95)[l]	5.63	[m]	12.51	6.80	13.41	23.97 [l]	(9.18)[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,153		$1,132	$1,031		$1,846	$1,331	$860	$8,637		$7,318	$4,538	$2,101	$740	$164
Ratio of expenses to average net assets (%)[q]	0.11	[r]	0.10	0.12		0.07	0.07	0.07	0.31	[r]	0.30	0.30	0.07	0.07	0.07 [r]
Ratio of adjusted expenses to average net assets (%)[q]	0.11	[r]	0.10	0.12		0.07	0.07	0.09 [p]	0.31	[r]	0.30	0.30	0.07	0.07 [p]	0.09 [p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	4.47	[r]	1.96	2.08		1.75	1.59	2.48	4.32	[r]	1.60	1.34	1.39	1.11	0.07 [r]
Portfolio turnover (%)	9	[m]	19	99		51	55	114	9	[m]	19	99	51	55	114

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.86		$13.92	$12.67
Net investment income (loss)[v]	0.32		0.21 [h]	—	[h,j]
Net realized and unrealized gain (loss) on investments	0.47		1.42	1.26
Total from investment operations	0.79		1.63	1.26
Less distributions
From net investment income	(0.33)		(0.25)	—	[j]
From net realized gain	(0.35)		(1.40)	(0.01)
From capital paid-in	—		(0.04)	—
Total distributions	(0.68)		(1.69)	(0.01)
Net asset value, end of period	$13.97		$13.86	$13.92
Total return (%)[k]	5.78	[m]	12.80	9.94	[m]
Ratios and supplemental data
Net assets, end of period (in millions)	$79		$52	$12
Ratio of net expenses to average net assets (%)[q]	0.06	[r]	0.05	0.06	[r]
Ratio of gross expenses to average net assets (%)[q]	0.06	[r]	0.05	0.06	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	4.48	[r]	1.61	(0.03)[r]
Portfolio turnover (%)	9	[m]	19	99

a	Series Il and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Portfolio invests.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Lifestyle Conservative

	Series I							Series II

Period ended	6-30-07	[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	6-30-07	[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$13.43		$13.42	$14.20	$13.64	$12.72	$12.94	$13.37		$13.40	$14.19	$13.64	$12.72	$12.93
Net investment income (loss)[v]	0.47		0.39 [h]	0.42 [h]	0.42	0.38	0.39	0.46		0.35 [h]	0.32 [h]	0.42	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.19)		0.67	(0.05)	0.71	1.03	(0.16)	(0.20)		0.66	0.04	0.70	1.03	(0.15)
Total from investment operations	0.28		1.06	0.37	1.13	1.41	0.23	0.26		1.01	0.36	1.12	1.41	0.24
Less distributions
From net investment income	(0.48)		(0.44)	(0.43)	(0.42)	(0.39)	(0.39)	(0.47)		(0.43)	(0.43)	(0.42)	(0.39)	(0.39)
From net realized gain	(0.11)		(0.61)	(0.72)	(0.15)	(0.10)	(0.04)	(0.11)		(0.61)	(0.72)	(0.15)	(0.10)	(0.04)
From capital paid-in	—		—	—	—	—	(0.02)	—		—	—	—	—	(0.02)
Total distributions	(0.59)		(1.05)	(1.15)	(0.57)	(0.49)	(0.45)	(0.58)		(1.04)	(1.15)	(0.57)	(0.49)	(0.45)
Net asset value, end of period	$13.12		$13.43	$13.42	$14.20	$13.64	$12.72	$13.05		$13.37	$13.40	$14.19	$13.64	$12.72
Total return (%)[k]	2.03	[m]	8.44	2.88	8.59	11.47 [l]	1.80 [l]	1.94	[m]	8.13	2.81	8.51	11.46 [l]	1.83	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$181		$171	$182	$373	$299	$251	$625		$524	$422	$286	$154	$48
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.11	0.12	0.07	0.07	0.07	0.31	[r]	0.31	0.30	0.07	0.07	0.07	[r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.11	0.12	0.07	0.08 [p]	0.09 [p]	0.31	[r]	0.31	0.30	0.07	0.08 [p]	0.09	[p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	7.01	[r]	3.00	3.16	2.80	2.89	2.62	6.69	[r]	2.71	2.39	2.50	2.21	0.25	[r]
Portfolio turnover (%)	15	[m]	34	104	44	40	69	15	[m]	34	104	44	40	69

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$13.45		$13.44	$12.99
Net investment income (loss)[v]	0.48		0.29 [h]	(0.01)[h]
Net realized and unrealized gain (loss) on investments	(0.20)		0.77	0.46
Total from investment operations	0.28		1.06	0.45
Less distributions
From net investment income	(0.48)		(0.44)	—
From net realized gain	(0.11)		(0.61)	—
Total distributions	(0.59)		(1.05)	—
Net asset value, end of period	$13.14		$13.45	$13.44
Total return (%)[k]	2.03	[m]	8.43	3.46 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$4		$3	$1
Ratio of net expenses to average net assets (%)[q]	0.06	[r]	0.06	0.06 [r]
Ratio of gross expenses to average net assets (%)[q]	0.06	[r]	0.06	0.06 [r]
Ratio of net investment income (loss) to average net assets (%)[v]	7.00	[r]	2.22	(0.06)[r]
Portfolio turnover (%)	15	[m]	34	104

a	Series Il and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Portfolio invests.

15

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Lifestyle Growth

	Series I								Series II

Period ended	6-30-07	[b]	12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07	[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$13.94		$14.06	$13.40		$11.86	$9.28	$11.25	$13.88		$14.03	$13.39	$11.85	$9.28	$11.06
Net investment income (loss)[v]	0.21		0.18 [h]	0.17	[h]	0.13	0.09	0.14	0.19		0.13 [h]	0.10 [h]	0.13	0.09	0.14
Net realized and unrealized gain (loss) on investments	0.80		1.57	0.94		1.58	2.61	(1.89)	0.80		1.59	0.99	1.58	2.60	(1.70)
Total from investment operations	1.01		1.75	1.11		1.71	2.70	(1.75)	0.99		1.72	1.09	1.71	2.69	(1.56)
Less distributions
From net investment income	(0.28)		(0.21)	(0.17)		(0.13)	(0.09)	(0.14)	(0.25)		(0.21)	(0.17)	(0.13)	(0.09)	(0.14)
From net realized gain	(0.51)		(1.66)	(0.28)		(0.04)	(0.01)	(0.02)	(0.51)		(1.66)	(0.28)	(0.04)	(0.01)	(0.02)
From capital paid-in	—		—	—		—	(0.02)	(0.06)	—		—	—	—	(0.02)	(0.06)
Total distributions	(0.79)		(1.87)	(0.45)		(0.17)	(0.12)	(0.22)	(0.76)		(1.87)	(0.45)	(0.17)	(0.12)	(0.22)
Net asset value, end of period	$14.16		$13.94	$14.06		$13.40	$11.86	$9.28	$14.11		$13.88	$14.03	$13.39	$11.85	$9.28
Total return (%)[k]	7.47	[m]	13.50	8.66		14.57	29.55	(15.84)[l]	7.34	[m]	13.28	8.51	14.59	29.44	(14.40)[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,038		$1,030	$901		$1,730	$1,224	$766	$11,674		$9,552	$4,881	$2,117	$652	$121
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.10	0.12		0.07	0.07	0.07	0.31	[r]	0.30	0.30	0.07	0.07	0.07 [r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.10	0.12		0.07	0.07	0.09 [p]	0.31	[r]	0.30	0.30	0.07	0.07	0.09 [p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	2.88	[r]	1.31	1.30		0.98	0.84	1.24	2.74	[r]	0.96	0.74	0.75	0.53	(0.01)[r]
Portfolio turnover (%)	12	[m]	22	111		48	55	117	12	[m]	22	111	48	55	117

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.96		$14.07	$12.46
Net investment income (loss)[v]	0.20		0.14 [h]	—	[h,j]
Net realized and unrealized gain (loss) on investments	0.82		1.62	1.63
Total from investment operations	1.02		1.76	1.63
Less distributions
From net investment income	(0.29)		(0.21)	—	[j]
From net realized gain	(0.51)		(1.66)	(0.02)
Total distributions	(0.80)		(1.87)	(0.02)
Net asset value, end of period	$14.18		$13.96	$14.07
Total return (%)[k]	7.51	[m]	13.58	13.08	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$173		$115	$23
Ratio of net expenses to average net assets (%)[q]	0.06	[r]	0.05	0.06	[r]
Ratio of gross expenses to average net assets (%)[q]	0.06	[r]	0.05	0.06	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	2.98	[r]	1.03	(0.03)[r]
Portfolio turnover (%)	12	[m]	22	111

a	Series Il and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Portfolio invests.

16

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Lifestyle Moderate

	Series I								Series II

Period ended	6-30-07	[b]	12-31-06	12-31-05		12-31-04	12-31-03	12-31-02	6-30-07	[b]	12-31-06	12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$13.37		$13.35	$13.80		$12.79	$11.22	$12.11	$13.32		$13.33	$13.80	$12.79	$11.22	$12.07
Net investment income (loss)[v]	0.38		0.30 [h]	0.33	[h]	0.31	0.27	0.40	0.37		0.26 [h]	0.24 [h]	0.31	0.27	0.40
Net realized and unrealized gain (loss) on investments	0.12		0.99	0.19		1.07	1.67	(0.88)	0.11		1.00	0.26	1.07	1.67	(0.84)
Total from investment operations	0.50		1.29	0.52		1.38	1.94	(0.48)	0.48		1.26	0.50	1.38	1.94	(0.44)
Less distributions
From net investment income	(0.39)		(0.31)	(0.33)		(0.31)	(0.27)	(0.40)	(0.39)		(0.31)	(0.33)	(0.31)	(0.27)	(0.40)
From net realized gain	(0.21)		(0.93)	(0.64)		(0.06)	(0.06)	—	(0.21)		(0.93)	(0.64)	(0.06)	(0.06)	—
From capital paid-in	—		(0.03)	—		—	(0.04)	(0.01)	—		(0.03)	—	—	(0.04)	(0.01)
Total distributions	(0.60)		(1.27)	(0.97)		(0.37)	(0.37)	(0.41)	(0.60)		(1.27)	(0.97)	(0.37)	(0.37)	(0.41)
Net asset value, end of period	$13.27		$13.37	$13.35		$13.80	$12.79	$11.22	$13.20		$13.32	$13.33	$13.80	$12.79	$11.22
Total return (%)[k]	3.75	[m]	10.42	4.15		11.04	17.83	(4.07)[l]	3.59	[m]	10.18	4.00	11.04	17.83	(3.77)[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$351		$349	$327		$582	$462	$326	$1,811		$1,560	$1,108	$631	$286	$74
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.11	0.12		0.07	0.07	0.07	0.31	[r]	0.31	0.30	0.07	0.07	0.07 [r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.11	0.12		0.07	0.07	0.09 [p]	0.31	[r]	0.31	0.30	0.07	0.07	0.09 [p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	5.67	[r]	2.33	2.51		2.26	2.15	3.17	5.41	[r]	2.02	1.80	1.90	1.58	0.19 [r]
Portfolio turnover (%)	9	[m]	19	101		55	46	113	9	[m]	19	101	55	46	113

	Series NAV

Period ended	6-30-07	[b]	12-31-06	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.38		$13.35	$12.59
Net investment income (loss)[v]	0.38		0.24 [h]	(0.01)[h]
Net realized and unrealized gain (loss) on investments	0.12		1.06	0.77
Total from investment operations	0.50		1.30	0.76
Less distributions
From net investment income	(0.39)		(0.31)	—
From net realized gain	(0.21)		(0.93)	—
From capital paid-in	—		(0.03)	—
Total distributions	(0.60)		(1.27)	—
Net asset value, end of period	$13.28		$13.38	$13.35
Total return (%)[k]	3.75	[m]	10.50	6.04	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$8		$5	$2
Ratio of net expenses to average net assets (%)[q]	0.06	[r]	0.06	0.06	[r]
Ratio of gross expenses to average net assets (%)[q]	0.06	[r]	0.06	0.06	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	5.67	[r]	1.88	(0.06)[r]
Portfolio turnover (%)	9	[m]	19	101

a	Series Il and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Portfolio invests.

17

The accompanying notes are an integral part of the financial statements.

18

The accompanying notes are an integral part of the financial statements.

19

The accompanying notes are an integral part of the financial statements.

20

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and three separate investment Portfolios, five of which are described here as follows: Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate. Each of the Lifestyle Portfolios is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Lifestyle Portfolio operates as a “fund of funds,” investing in Series NAV shares of underlying funds of the Trust, and in other permitted investments. Lifestyle Portfolios’ underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-04146, CIK 0000756913. The underlying funds are not covered by this report.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A) (“John Hancock USA”) and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV, and H issued by John Hancock Life Insurance Company (“JHLICO”). John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD” or the “Distributor”), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Trust offers three classes of shares: Series I, Series II and Series NAV, which represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Series IIIA shares were terminated on October 4, 2006.

2.  SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Investments by the Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In September 2006, Financial Accounting Standards Board (“FASB”) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the potential impact of FAS 157 on the Portfolios’ financial statements.

Security Transactions and Related Investment Income  Investment security transactions in the underlying affiliated funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date.

The Portfolios use specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations  All income, expenses (except class-specific expenses), and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense Allocation  Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio or share at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. Expenses in the Lifestyle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Lifestyle Portfolios may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the Lifestyle Portfolios will vary.

Federal Income Taxes  Each Portfolio’s policy is to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

21

John Hancock Trust

Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of Income and Gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital.

Capital Accounts  The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees  The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, as compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Portfolios pay a monthly management fee to the Adviser equivalent, on an annual basis, to its pro rata portion of the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and each of the corresponding five Lifestyle Portfolios of John Hancock Funds II (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Portfolios are not responsible for payment of the subadvisory fees.

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Administration Fees  Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

4.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6.  CAPITAL SHARES Share activity for the Portfolios for the six months ended June 30, 2007, and the year ended December 31, 2006, were as follows:

Lifestyle Aggressive	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,269,407	$14,227,927	5,099,321	$48,650,121
Distributions reinvested	1,961,429	21,105,678	6,101,577	63,639,450
Repurchased	(3,878,915)	(43,723,102)	(4,555,843)	(40,619,754)
Net increase (decrease)	(648,079)	($8,389,497)	6,645,055	$71,669,817
Series II shares
Sold	709,826	$8,016,583	2,827,442	$32,246,790
Distributions reinvested	2,961,012	31,771,943	9,402,140	97,782,259
Repurchased	(4,515,699)	(50,671,836)	(4,115,644)	(45,002,466)
Net increase (decrease)	(844,861)	($10,883,310)	8,113,938	$85,026,583
Series IIIA shares
Sold	—	—	80,639	$1,006,906
Distributions reinvested	—	—	103,808	1,077,526
Repurchased	—	—	(464,620)	(4,920,542)
Net increase (decrease)	—	—	(280,173)	($2,836,110)
Series NAV shares
Sold	876,151	$9,926,334	1,629,283	$17,693,043
Distributions reinvested	212,574	2,289,601	126,549	1,319,912
Repurchased	(92,395)	(1,050,629)	(201,375)	(2,165,518)
Net increase (decrease)	996,330	$11,165,306	1,554,457	$16,847,437
Net increase (decrease)	(496,610)	($8,107,501)	16,033,277	$170,707,727

a	Series IIIA shares were terminated on 10-4-06.

22

John Hancock Trust

Notes to Financial Statements (Unaudited)

6.  CAPITAL SHARES, CONTINUED

Lifestyle Balanced	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,522,268	$21,339,118	6,749,028	$69,458,774
Distributions reinvested	3,972,034	53,979,942	9,926,623	126,617,457
Repurchased	(4,563,975)	(63,796,168)	(8,973,755)	(97,504,761)
Net increase (decrease)	930,327	$11,522,892	7,701,896	$98,571,470
Series II shares
Sold	63,685,168	$886,970,561	154,547,713	$2,057,469,374
Distributions reinvested	27,912,565	377,657,004	49,541,667	630,507,088
Repurchased	(4,154)	(58,016)	—	—
Net increase (decrease)	91,593,579	$1,264,569,549	204,089,380	$2,687,976,462
Series IIIA shares
Sold	—	—	55,884	$776,694
Distributions reinvested	—	—	97,432	1,236,404
Repurchased	—	—	(906,094)	(11,425,176)
Net increase (decrease)	—	—	(752,778)	($9,412,078)
Series NAV shares
Sold	1,948,064	$27,225,311	2,891,753	$38,794,453
Distributions reinvested	225,860	3,073,956	193,126	2,468,582
Repurchased	(227,053)	(3,218,125)	(221,986)	(2,922,666)
Net increase (decrease)	1,946,871	$27,081,142	2,862,893	$38,340,369
Net increase (decrease)	94,470,777	$1,303,173,583	213,901,391	$2,815,476,223

a	Series IIIA shares were terminated on 10-4-06.

Lifestyle Conservative	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,477,586	$46,733,825	2,821,610	$35,971,388
Distributions reinvested	588,147	7,716,492	1,065,107	13,366,458
Repurchased	(3,004,948)	(40,345,233)	(4,691,290)	(61,228,187)
Net increase (decrease)	1,060,785	$14,105,084	(804,573)	($11,890,341)
Series II shares
Sold	10,065,364	$134,297,342	10,733,483	$138,406,301
Distributions reinvested	1,858,059	24,266,253	2,721,117	34,044,310
Repurchased	(3,229,590)	(43,482,647)	(5,751,505)	(74,701,699)
Net increase (decrease)	8,693,833	$115,080,948	7,703,095	$97,748,912
Series IIIA shares
Sold	—	—	22,605	$300,196
Distributions reinvested	—	—	17,597	219,439
Repurchased	—	—	(253,450)	(3,174,607)
Net increase (decrease)	—	—	(213,248)	($2,654,972)
Series NAV shares
Sold	27,954	$375,682	229,408	$2,974,823
Distributions reinvested	11,481	150,859	9,042	113,679
Repurchased	(13,682)	(183,352)	(46,581)	(594,181)
Net increase (decrease)	25,753	$343,189	191,869	$2,494,321
Net increase (decrease)	9,780,371	$129,529,221	6,877,143	$85,697,920

a	Series IIIA shares were terminated on 10-4-06.

23

John Hancock Trust

Notes to Financial Statements (Unaudited)

6.  CAPITAL SHARES, CONTINUED

Lifestyle Growth	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,744,642	$24,500,241	8,102,286	$90,020,782
Distributions reinvested	4,118,506	56,336,102	9,377,840	120,997,301
Repurchased	(6,453,537)	(90,968,322)	(7,692,711)	(83,214,013)
Net increase (decrease)	(590,389)	($10,131,979)	9,787,415	$127,804,070
Series II shares
Sold	97,970,712	$1,378,942,295	279,190,784	$3,747,225,523
Distributions reinvested	41,573,868	567,438,708	61,476,372	790,797,255
Repurchased	(481,786)	(6,655,186)	(300,928)	(3,698,276)
Net increase (decrease)	139,062,794	$1,939,725,817	340,366,228	$4,534,324,502
Series IIIA shares
Sold	—	—	107,180	$1,502,845
Distributions reinvested	—	—	98,158	1,259,362
Repurchased	—	—	(869,795)	(11,013,747)
Net increase (decrease)	—	—	(664,457)	($8,251,540)
Series NAV shares
Sold	3,790,984	$53,580,994	6,494,331	$87,612,875
Distributions reinvested	583,959	7,999,803	476,767	6,157,613
Repurchased	(440,028)	(6,218,137)	(359,029)	(4,714,302)
Net increase (decrease)	3,934,915	$55,362,660	6,612,069	$89,056,186
Net increase (decrease)	142,407,320	$1,984,956,498	356,101,255	$4,742,933,218

a	Series IIIA shares were terminated on 10-4-06.

Lifestyle Moderate	Six Months Ended 6-30-07		Year Ended 12-31-06[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,165,796	$29,124,776	3,665,460	$42,760,810
Distributions reinvested	1,187,170	15,551,933	2,456,547	30,500,582
Repurchased	(3,033,630)	(40,635,283)	(4,511,422)	(54,780,911)
Net increase (decrease)	319,336	$4,041,426	1,610,585	$18,480,481
Series II shares
Sold	15,627,814	$208,675,059	26,068,748	$333,743,396
Distributions reinvested	5,625,029	73,350,383	9,102,765	112,757,354
Repurchased	(1,210,103)	(16,112,763)	(1,202,744)	(15,586,674)
Net increase (decrease)	20,042,740	$265,912,679	33,968,769	$430,914,076
Series IIIA shares
Sold	—	—	17,382	$229,790
Distributions reinvested	—	—	23,179	286,034
Repurchased	—	—	(284,961)	(3,525,095)
Net increase (decrease)	—	—	(244,400)	($3,009,271)
Series NAV shares
Sold	227,569	$3,062,291	356,897	$4,595,488
Distributions reinvested	20,702	271,405	16,611	206,356
Repurchased	(66,209)	(893,984)	(101,681)	(1,287,768)
Net increase (decrease)	182,062	$2,439,712	271,827	$3,514,076
Net increase (decrease)	20,544,138	$272,393,817	35,606,781	$449,899,362

a	Series IIIA shares were terminated on 10-4-06.

7.  INVESTMENT TRANSACTIONS The following summarizes the purchases and sales of the affiliated underlying funds for the Portfolios for the six months ended June 30, 2007:

PORTFOLIO	PURCHASES	SALES
Lifestyle Aggressive	$160,454,402	$186,786,605
Lifestyle Balanced	2,090,736,314	800,667,310
Lifestyle Growth	3,360,464,483	1,471,671,558
Lifestyle Moderate	462,377,278	192,840,590
Lifestyle Conservative	241,994,139	113,607,908

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was as follows:

PORTFOLIO	AGGREGATE COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Lifestyle Aggressive	$571,690,380	$67,775,488	($7,852,938)	$59,922,550
Lifestyle Balanced	9,224,902,118	758,859,422	(114,603,941)	644,255,481
Lifestyle Conservative	815,018,645	19,420,664	(25,090,283)	(5,669,619)
Lifestyle Growth	11,894,028,902	1,074,813,050	(84,252,961)	990,560,089
Lifestyle Moderate	2,077,760,336	132,726,707	(41,237,278)	91,489,429

24

John Hancock Trust

Notes to Financial Statements (Unaudited)

8.  FEDERAL INCOME TAX Federal income tax regulations may differ from generally accepted accounting principles, and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales and excise tax regulations.

The tax character of distributions paid during 2006 was as follows:

PORTFOLIO	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Lifestyle Aggressive	$74,654,024	$89,165,123	—	$163,819,147
Lifestyle Balanced	381,173,381	362,294,035	$17,362,115	760,829,531
Lifestyle Conservative	23,600,881	24,143,005	—	47,743,886
Lifestyle Growth	441,703,376	477,508,155	—	919,211,531
Lifestyle Moderate	78,966,521	61,909,262	2,874,543	143,750,326

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Portfolios and does not believe there is a material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolios investments in affiliated funds during the six months ended June 30, 2007, is set forth below:

PORTFOLIO	AFFILIATE - SERIES NAV	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	SALE PROCEEDS	ENDING VALUE
Lifestyle Aggressive
	All Cap Growth	711,709	19,567	731,276	—	$13,768,137	—
	All Cap Value	976,712	94,605	129,146	942,171	1,698,425	$12,653,351
	Blue Chip Growth	1,644,680	96,121	237,344	1,503,457	4,755,441	31,527,488
	Capital Appreciation	2,802,257	890,492	350,773	3,341,976	3,251,371	31,648,513
	Core Equity	841,802	526,736	139,795	1,228,743	2,133,010	18,738,334
	Emerging Growth	999,722	330,833	204,070	1,126,485	2,368,831	12,481,456
	Emerging Markets Value	—	1,367,657	56,467	1,311,190	761,150	18,120,646
	Equity-Income	690,881	82,488	96,929	676,440	1,791,262	12,615,603
	Fundamental Value	1,137,494	103,260	147,106	1,093,648	2,485,252	18,898,233
	International Core	3,373,856	425,082	616,677	3,182,261	9,600,541	50,725,238
	International Equity Index	904,620	138,676	448,528	594,768	9,349,382	12,650,706
	International Opportunities	1,410,183	196,496	196,130	1,410,549	3,520,815	25,361,665
	International Small Cap	793,501	176,429	311,334	658,596	7,474,120	15,970,955
	International Small Company	1,453,952	66,051	454,613	1,065,390	6,552,433	16,055,431
	International Value	2,316,997	470,006	387,875	2,399,128	7,276,190	44,143,959
	Large Cap	813,979	79,732	111,302	782,409	1,761,041	12,604,602
	Large Cap Value	275,912	19,101	35,938	259,075	851,002	6,295,530
	Mid Cap Index	1,344,364	85,604	508,683	921,285	10,173,326	18,941,620
	Mid Cap Intersection	—	2,061,979	70,225	1,991,754	902,048	25,215,605
	Mid Cap Stock	747,068	132,986	140,039	740,015	2,370,931	12,661,649
	Mid Cap Value	724,938	156,336	118,546	762,728	2,061,202	12,615,517
	Mid Cap Value Equity	483,449	18,836	81,354	420,931	1,141,790	6,322,384
	Natural Resources	1,006,514	465,151	757,936	713,729	25,006,722	25,187,483
	Overseas Equity	895,731	84,551	144,277	836,005	2,122,263	12,632,040
	Quantitative Mid Cap	1,171,772	131,833	1,303,605	—	13,980,189	—
	Quantitative Value	1,253,526	152,908	139,005	1,267,429	2,096,327	18,960,738
	Small Cap	1,340,427	115,201	555,037	900,591	8,017,699	13,337,748
	Small Cap Index	747,691	101,979	95,725	753,945	1,622,258	12,621,033
	Small Cap Intrinsic Value	—	1,048,883	34,841	1,014,042	442,707	12,614,678
	Small Company	876,441	68,223	115,421	829,243	1,730,669	12,662,535
	Small Company Value	872,358	117,820	115,096	875,082	2,543,739	18,945,532
	Special Value	647,278	134,959	782,237	—	13,932,971	—
	U.S. Global Leaders Growth	481,564	539,032	60,903	959,693	800,430	12,581,577
	U.S. Large Cap	782,179	39,024	88,545	732,658	1,467,054	12,616,377
	U.S. Multi Sector	3,637,824	308,900	896,731	3,049,993	12,777,833	44,194,397
	Value & Restructuring	420,405	16,091	66,737	369,759	1,075,275	6,308,094
	Vista	892,645	37,448	198,820	731,273	3,122,771	12,702,213
Lifestyle Balanced
	Active Bond	17,089,831	4,129,388	560,820	20,658,399	$5,464,469	$197,287,710
	All Cap Core	8,669,203	1,128,638	104,751	9,693,090	2,177,173	200,550,038
	Blue Chip Growth	35,275,616	4,684,456	1,605,450	38,354,622	33,485,799	804,296,417
	Core Bond	13,335,508	3,130,997	491,825	15,974,680	6,152,098	196,808,052
	Core Equity	11,225,957	2,471,100	563,737	13,133,320	8,675,767	200,283,131
	Emerging Markets Value	—	14,017,016	19,429	13,997,587	253,852	193,446,659
	Equity-Income	13,834,491	2,627,048	297,699	16,163,840	5,545,031	301,455,620
	Fundamental Value	10,140,250	1,725,561	236,559	11,629,252	4,076,155	200,953,478
	Global Bond	17,016,803	4,464,351	607,867	20,873,287	9,041,877	295,357,011

25

John Hancock Trust

Notes to Financial Statements (Unaudited)

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE - SERIES NAV	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	SALE PROCEEDS	ENDING VALUE
	Global Real Estate	17,120,834	4,829,485	1,205,676	20,744,643	$18,940,404	$296,026,057
	High Income	11,886,796	2,323,025	264,054	13,945,767	3,760,584	196,635,310
	High Yield	72,045,498	16,795,582	1,960,797	86,880,283	20,873,596	887,047,691
	International Core	22,567,204	2,971,809	641,656	24,897,357	10,143,693	396,863,867
	International Opportunities	9,581,823	1,710,787	259,525	11,033,085	4,680,066	198,374,864
	International Small Cap	7,109,230	1,526,259	2,374,222	6,261,267	56,186,793	151,835,725
	International Value	17,707,918	4,299,086	3,031,373	18,975,631	55,566,197	349,151,602
	Large Cap	5,421,569	6,458,527	98,461	11,781,635	1,569,000	189,802,137
	Large Cap Value	11,072,221	1,537,056	204,625	12,404,652	4,967,486	301,433,042
	Mid Cap Index	—	4,906,056	102,570	4,803,486	2,160,291	98,759,678
	Mid Cap Stock	4,971,158	1,246,577	429,814	5,787,921	7,218,800	99,031,336
	Natural Resources	10,749,862	2,139,113	4,477,829	8,411,146	149,549,863	296,829,338
	Quantitative Value	11,191,673	2,446,548	177,721	13,460,500	2,677,834	201,369,079
	Real Estate Equity	10,684,556	1,472,367	2,379,786	9,777,137	39,235,032	131,600,261
	Real Return Bond	32,847,067	7,630,524	1,614,375	38,863,216	21,070,479	493,951,479
	Small Cap	5,931,266	774,535	6,037,404	668,397	87,340,555	9,898,965
	Small Cap Opportunities	3,276,023	126,805	3,402,828	—	84,221,701	—
	Small Company Growth	—	5,965,745	17,307	5,948,438	284,875	98,744,065
	Small Company Value	3,861,078	865,537	157,341	4,569,274	3,461,685	98,924,787
	Spectrum Income	31,111,034	6,077,020	582,490	36,605,564	8,004,936	493,076,941
	Strategic Bond	14,113,491	3,483,840	254,478	17,342,853	3,028,191	196,667,949
	Strategic Income	12,781,688	2,055,557	289,537	14,547,708	3,899,482	196,975,966
	Total Return	30,709,204	7,415,764	1,165,109	36,959,859	16,052,169	492,674,927
	U.S. Global Leaders Growth	19,409,429	3,737,001	203,549	22,942,881	2,704,575	300,781,172
	U.S. High Yield Bond	12,517,193	2,711,075	341,779	14,886,489	4,602,903	196,650,519
	U.S. Large Cap	10,492,571	1,356,217	175,261	11,673,527	2,979,155	201,018,143
	U.S. Multi Sector	36,595,411	5,118,292	6,993,105	34,720,598	100,083,645	503,101,460
	Value & Restructuring	11,277,230	1,160,007	626,386	11,810,851	10,531,100	201,493,123
Lifestyle Conservative
	Active Bond	7,056,194	2,031,273	603,623	8,483,844	$5,952,749	$81,020,710
	Blue Chip Growth	730,089	310,719	213,892	826,916	4,309,505	17,340,423
	Core Bond	1,099,865	279,573	66,496	1,312,942	839,166	16,175,447
	Equity-Income	764,314	361,936	195,954	930,296	3,659,175	17,350,012
	Fundamental Value	841,754	376,734	214,562	1,003,926	3,649,225	17,347,850
	Global Bond	3,744,348	1,152,465	327,891	4,568,922	4,833,568	64,650,243
	Global Real Estate	1,388,847	780,178	465,990	1,703,035	7,339,869	24,302,314
	High Income	981,262	283,818	121,509	1,143,571	1,757,470	16,124,349
	High Yield	2,631,076	789,163	253,043	3,167,196	2,700,465	32,337,076
	International Core	924,485	375,910	282,510	1,017,885	4,423,496	16,225,090
	International Value	1,087,316	560,145	325,927	1,321,534	6,194,921	24,316,222
	Investment Quality Bond	2,993,479	843,542	225,050	3,611,971	2,603,740	40,490,197
	Real Estate Equity	859,174	121,362	201,186	779,350	3,262,444	10,490,045
	Real Return Bond	2,160,856	560,602	171,702	2,549,756	2,235,285	32,407,399
	Spectrum Income	5,631,304	1,401,791	2,224,482	4,808,613	30,223,329	64,772,023
	Strategic Bond	1,163,705	1,777,879	90,305	2,851,279	1,064,058	32,333,500
	Strategic Income	1,581,448	929,517	121,822	2,389,143	1,639,998	32,348,996
	Total Return	8,092,766	2,339,198	717,027	9,714,937	9,857,967	129,500,108
	U.S. Government Securities	5,689,712	1,725,232	522,900	6,892,044	7,001,874	88,976,288
	U.S. High Yield Bond	1,032,252	265,218	75,854	1,221,616	1,032,337	16,137,541
	U.S. Multi Sector	1,009,321	438,628	251,095	1,196,854	3,597,176	17,342,417
	Value & Restructuring	933,557	420,405	336,332	1,017,630	5,430,090	17,360,776
Lifestyle Growth
	All Cap Core	10,933,057	7,933,837	122,590	18,744,304	$2,527,003	$387,819,640
	All Cap Growth	5,994,468	677,115	55,401	6,616,182	1,055,992	129,743,324
	All Cap Value	16,515,732	2,576,155	19,091,887	—	247,823,445	—
	Blue Chip Growth	22,206,965	3,079,019	615,646	24,670,338	12,690,238	517,336,986
	Capital Appreciation	47,336,569	7,866,816	389,483	54,813,902	3,635,112	519,087,651
	Core Equity	14,154,527	3,534,303	757,335	16,931,495	11,633,874	258,205,303
	Emerging Markets Value	—	18,278,762	17,493	18,261,269	233,212	252,370,743
	Equity-Income	17,430,295	3,753,593	382,963	20,800,925	7,090,230	387,937,255
	Fundamental Value	19,202,270	3,626,541	379,424	22,449,387	6,493,858	387,925,411
	Global Bond	14,331,027	4,644,635	818,602	18,157,060	12,133,174	256,922,396
	Global Real Estate	7,187,888	2,172,523	354,955	9,005,456	5,556,337	128,507,859
	High Income	7,497,253	1,822,235	234,597	9,084,891	3,342,618	128,096,962
	High Yield	50,379,345	14,962,542	2,346,101	62,995,786	24,925,159	643,186,976
	International Core	42,531,165	7,812,263	1,567,034	48,776,394	24,526,316	777,495,715
	International Opportunities	23,950,298	5,518,486	593,366	28,875,418	10,645,850	519,180,009
	International Small Cap	8,913,072	2,136,164	2,904,450	8,144,786	68,642,790	197,511,063
	International Small Company	16,257,949	692,876	3,784,251	13,166,574	56,309,875	198,420,270
	International Value	22,263,071	6,375,478	597,076	28,041,473	11,053,510	515,963,098
	Large Cap	6,821,902	1,248,058	136,385	7,933,575	2,187,615	127,809,890
	Large Cap Value	4,633,718	725,913	45,016	5,314,615	1,077,314	129,145,146
	Mid Cap Index	28,338,788	2,510,324	18,229,229	12,619,883	366,748,277	259,464,788
	Mid Cap Intersection	—	20,506,374	176,184	20,330,190	2,285,626	257,380,208
	Mid Cap Stock	6,258,904	9,369,301	530,549	15,097,656	9,036,834	258,320,897

26

John Hancock Trust

Notes to Financial Statements (Unaudited)

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE - SERIES NAV	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	SALE PROCEEDS	ENDING VALUE
	Mid Cap Value	—	7,825,588	46,866	7,778,722	$785,391	$128,660,069
	Mid Cap Value Equity	8,123,972	731,523	259,719	8,595,776	3,794,951	129,108,551
	Natural Resources	13,537,677	3,226,800	5,902,407	10,862,070	198,708,494	383,322,464
	Overseas Equity	15,007,453	2,463,275	383,127	17,087,601	5,717,608	258,193,647
	Quantitative Value	21,117,355	13,769,973	257,539	34,629,789	3,892,196	518,061,638
	Real Estate Equity	6,656,741	987,571	62,255	7,582,057	980,248	102,054,488
	Real Return Bond	24,843,969	7,206,592	1,661,346	30,389,215	21,702,205	386,246,916
	Small Cap	7,501,849	1,513,783	228,336	8,787,296	3,340,393	130,139,854
	Small Cap Index	6,278,139	1,255,767	7,533,906	—	125,298,155	—
	Small Cap Intrinsic Value	—	10,396,233	11,549	10,384,684	146,981	129,185,468
	Small Cap Opportunities	7,820,065	2,818,898	324,427	10,314,536	7,972,793	257,038,237
	Small Company Growth	7,025,763	994,297	271,675	7,748,385	4,484,822	128,623,191
	Small Company Value	4,868,251	1,189,751	105,657	5,952,345	2,326,536	128,868,261
	Special Value	5,424,768	1,573,309	6,998,077	—	123,524,358	—
	Spectrum Income	15,665,770	3,978,777	567,322	19,077,225	7,759,508	256,970,225
	Strategic Bond	8,890,918	2,699,515	293,111	11,297,322	3,492,475	128,111,630
	Strategic Income	8,055,865	1,713,687	293,273	9,476,279	3,944,949	128,308,818
	Total Return	30,989,992	9,907,263	2,298,739	38,598,516	31,562,962	514,518,224
	U.S. Global Leaders Growth	24,477,040	5,358,511	258,269	29,577,282	3,408,398	387,758,163
	U.S. High Yield Bond	7,893,026	2,172,712	368,252	9,697,486	4,974,113	128,103,796
	U.S. Large Cap	13,237,665	1,896,566	129,298	15,004,933	2,179,636	258,384,953
	U.S. Multi Sector	53,780,235	9,311,334	580,468	62,511,101	8,322,837	905,785,856
	Value & Restructuring	7,094,198	703,283	206,381	7,591,100	3,455,149	129,504,162
	Vista	7,500,088	467,395	494,323	7,473,160	8,242,143	129,808,790
Lifestyle Moderate
	Active Bond	15,431,743	3,318,901	559,901	18,190,743	$5,496,966	$173,721,596
	Blue Chip Growth	4,975,678	886,850	540,743	5,321,785	11,120,839	111,597,837
	Core Bond	3,004,079	574,073	60,300	3,517,852	749,875	43,339,938
	Core Equity	5,074,473	1,237,744	467,209	5,845,008	7,169,636	89,136,366
	Equity-Income	2,083,860	468,456	146,207	2,406,109	2,725,999	44,873,928
	Fundamental Value	4,577,799	914,195	307,670	5,184,324	5,282,203	89,585,114
	Global Bond	7,680,739	1,852,411	345,603	9,187,547	5,110,789	130,003,788
	Global Real Estate	2,563,146	747,019	263,345	3,046,820	4,162,335	43,478,121
	High Income	4,031,083	671,484	109,233	4,593,334	1,566,932	64,766,014
	High Yield	10,808,665	2,164,109	249,441	12,723,333	2,617,254	129,905,232
	International Core	6,356,368	1,173,270	662,694	6,866,944	10,389,679	109,459,090
	International Equity Index	914,741	194,247	82,412	1,026,576	1,739,223	21,835,268
	International Opportunities	1,082,429	209,445	74,698	1,217,176	1,341,805	21,884,822
	International Value	3,004,552	817,230	274,149	3,547,633	5,099,823	65,276,455
	Investment Quality Bond	3,265,296	660,982	59,014	3,867,264	674,061	43,352,027
	Mid Cap Index	—	954,179	1,001	953,178	20,690	19,597,350
	Overseas Equity	1,347,997	174,636	78,921	1,443,712	1,178,760	21,814,490
	Real Estate Equity	2,372,999	297,923	521,196	2,149,726	8,616,695	28,935,311
	Real Return Bond	5,893,086	1,201,481	245,210	6,849,357	3,183,587	87,055,322
	Small Cap	1,344,992	176,173	1,372,748	148,417	19,842,507	2,198,061
	Small Company	2,635,059	299,438	1,506,318	1,428,179	23,151,011	21,808,299
	Small Company Growth	—	1,326,457	16,450	1,310,007	274,744	21,746,123
	Small Company Value	875,327	197,889	69,486	1,003,730	1,530,634	21,730,745
	Spectrum Income	11,211,578	1,893,511	227,026	12,878,063	3,095,064	173,467,514
	Strategic Bond	3,184,673	2,576,318	46,847	5,714,144	545,317	64,798,393
	Strategic Income	2,883,954	1,974,457	61,952	4,796,459	837,384	64,944,055
	Total Return	16,607,615	3,765,920	872,097	19,501,438	11,941,922	259,954,174
	U.S. Government Securities	2,821,857	388,718	3,210,575	—	42,193,779	—
	U.S. High Yield Bond	4,241,158	756,887	92,942	4,905,103	1,245,679	64,796,408
	U.S. Multi Sector	5,507,708	1,019,141	364,846	6,162,003	5,288,908	89,287,417
	Value & Restructuring	2,554,579	356,344	279,006	2,631,917	4,646,490	44,900,507

27

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report.

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF ADVISORY AGREEMENT

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) —	(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) —	reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) —	(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios are: each Lifestyle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Absolute Return Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust.)

28

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees — continued

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) —	(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the profitability of JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) —	reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees are generally competitive within the range of industry norms, and with respect to each subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser and the parent company of Independence Investments LLC.

29

John Hancock Trust

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees — continued

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7)	Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Trust and Small Cap Trust (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust and the Index Allocation Trust (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

30

John Hancock Trust

Appendix A

Trust (Subadviser)	Performance of Trust as of March 31, 2007	Fees and Expenses

Lifestyle Aggressive (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed over the one-year period and outperformed the benchmark over the three- and five-year periods.	Advisory fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.

Lifestyle Balanced (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed the benchmark over the one-, three- and five-year periods.	Advisory fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.

Lifestyle Conservative (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed the benchmark index over the one-, three- and five-year periods.	Advisory fees for this Trust are lower than the peer group median. Total expenses for this Trust are higher than the peer group median.

Lifestyle Growth (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed the benchmark over the one-, three- and five-year periods.	Advisory fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.

Lifestyle Moderate (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed the benchmark over the one-, three- and five-year periods.	Advisory fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.

31

John Hancock Trust

Fore More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

32

Management of the Trust

Trustees
James M. Oates, Chairman of the Board
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
John D. Richardson, Trustee Emeritus
F. David Rolwing

Officers
Keith F. Hartstein, President and Chief Executive Officer
John G. Vrysen, Chief Operating Officer
Charles A. Rizzo, Chief Financial Officer
Gordon M. Shone, Treasurer
Thomas M. Kinzler, Chief Legal Officer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
the future is yours

601 Congress Street
Boston MA 02210-2805

PRESORTED STD
U.S. POSTAGE
PAID
RANDOLPH, MA
PERMIT NO. 75

JHTSA 8/07

American Funds®

The right choice for the long term®

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2007

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investment portfolios

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund

Blue Chip Income and Growth Fund

Growth-Income Fund

Asset Allocation Fund

Bond Fund

High-Income Bond Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not refl ected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown refl ect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fl uctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fl uctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, infl ation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fl uctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not refl ect the effect of sales charges, commissions or expenses.

Fellow investors:

The six months ended June 30, 2007, was a rewarding period for investors as equity and bond markets in the United States and around the globe rose in value. Against this backdrop, every investment option in the American Funds Insurance Series gained ground.

Markets outside the U.S. once again generated strong returns. Those returns combined with the weak U.S. dollar — the dollar lost 2.52% against the euro and 2.41% against the British pound — to reward individuals who invested a portion of their assets in non-U.S. stocks and bonds. Returns in the U.S. markets were also solid but lagged their non-U.S. counterparts.

During the first half of this year, Standard and Poor’s 500 Composite Index, a broad measure of the U.S. stock market, gained 6.96%, and the Nasdaq Composite Index, home to many of the nation’s technology companies, gained 7.78% .. The MSCI EAFE (Europe, Australasia, Far East) Index, a measure of non-U.S. stock markets, rose 11.09% .

Bond markets in the U.S. and abroad generally posted modest gains, lagging the equity markets. The Citigroup Broad Investment Grade (BIG) Bond Index gained 0.89%, while the Credit Suisse High Yield Index rose 3.68% .

The strength in stock markets around the world reflects the continued global economic growth in both developed economies and in the developing world. Strong economic growth in Europe and emerging markets offset some of the worries generated by the slowing pace of expansion in the U.S. economy.

Emerging markets again proved especially resilient with domestic growth providing a boost to economies in China, India and Brazil. The MSCI Emerging Markets Index rose 17.75% during the six months ended June 30, 2007.

Global growth was also driven by the tremendous amount of liquidity in the economic system. The high levels of available capital at relatively low cost have helped fuel a wave of corporate buyouts and private equity acquisitions. Perhaps the most notable example was the sale of Chrysler to a private equity firm.

In the U.S., concerns early in the year that the economy was slowing led investors to speculate that the Federal Reserve might cut interest rates. The prospect of lower interest rates boosted bond prices temporarily. However, the economy showed signs of renewed strength in the second quarter, and the outlook for interest rates changed. By the end of the second quarter, most investors believed the Fed would leave rates unchanged. As a result, bond prices declined again, and yields rose.

It is still unclear, however, which direction the economy will eventually take. Economic growth slowed during the first quarter of the year — the economy expanded at an annual rate of only 0.6%, according to the Bureau of Labor Statistics — but the slower growth is not surprising considering the economy has now been expanding steadily for more than six years. During past expansions, the economy has typically paused before gaining strength again.

In other countries, there appears to be greater concern that strong growth may lead to higher inflation. Concerns over the pace of growth have prompted many central banks to raise interest rates. The European Central Bank, for example, raised short-term interest rates to 4%, their highest level in six years. In the U.S., however, the Fed — which raised short-term interest rates four times in the first half of 2006 — held rates steady during the first six months of 2007.

In the current environment — with the economy poised between accelerated growth or further slowing, and the outlook uncertain for interest rates — we will continue to pay especially close attention to the risks involved in all our investment decisions. We look forward to reporting to you again in six months.

August 6, 2007

American Funds Insurance Series

Total returns for periods ended June 30, 2007

Figures shown here for American Funds Insurance Series are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual

Gross expense
		6 months	1 year	5 years	10 years	Lifetime	ratios[1]

Global Growth Fund	Class 1	+ 10.22%	+ 25.17%	+ 16.87%	+12.13%	+ 12.62%	+ 0.58%
(since 4/30/97)	Class 2	+ 10.09	+ 24.89	+ 16.59	+11.85	+ 12.34	+ 0.83

Global Small Capitalization Fund	Class 1	+ 21.14	+ 37.64	+ 24.22	—	+ 16.70	+ 0.77
(since 4/30/98)	Class 2	+ 20.97	+ 37.24	+ 23.94	—	+ 16.42	+ 1.02

Growth Fund	Class 1	+ 10.74	+ 19.29	+ 15.06	+13.44	+ 14.92	+ 0.34
(since 2/8/84)	Class 2	+ 10.60	+ 19.00	+ 14.77	+13.17	+ 14.61	+ 0.59
	Class 3	+ 10.65	+ 19.08	+ 14.85	+13.24	+ 14.72	+ 0.52

International Fund	Class 1	+ 12.76	+ 26.92	+ 18.35	+10.92	+ 11.37	+ 0.54
(since 5/1/90)	Class 2	+ 12.62	+ 26.61	+ 18.05	+10.64	+ 11.09	+ 0.79
	Class 3	+ 12.64	+ 26.68	+ 18.13	+10.72	+ 11.17	+ 0.72

New World Fund	Class 1	+ 16.11	+ 41.59	+ 23.65	—	+ 14.29	+ 0.88
(since 6/17/99)	Class 2	+ 15.95	+ 41.15	+ 23.33	—	+ 14.00	+ 1.13

Blue Chip Income and Growth Fund	Class 1	+ 7.36	+ 20.78	+ 11.00	—	+ 6.19	+ 0.43
(since 7/5/01)	Class 2	+ 7.31	+ 20.50	+ 10.73	—	+ 5.92	+ 0.68

Growth-Income Fund	Class 1	+ 8.21	+ 20.09	+ 11.61	+ 9.83	+ 13.27	+ 0.28
(since 2/8/84)	Class 2	+ 8.07	+ 19.76	+ 11.33	+ 9.56	+ 12.95	+ 0.53
	Class 3	+ 8.14	+ 19.89	+ 11.41	+ 9.64	+ 13.07	+ 0.46

Asset Allocation Fund	Class 1	+ 7.93	+ 17.49	+ 10.43	+ 8.09	+ 9.88	+ 0.33
(since 8/1/89)	Class 2	+ 7.77	+ 17.17	+ 10.15	+ 7.82	+ 9.59	+ 0.58
	Class 3	+ 7.78	+ 17.30	+ 10.23	+ 7.90	+ 9.69	+ 0.51

Bond Fund	Class 1	+ 1.70	+ 7.62	+ 7.05	+ 6.04	+ 6.13	+ 0.43
(since 1/2/96)	Class 2	+ 1.63	+ 7.40	+ 6.80	+ 5.78	+ 5.88	+ 0.68

High-Income Bond Fund	Class 1	+ 3.73	+ 11.32	+ 12.78	+ 6.92	+ 10.39	+ 0.49
(since 2/8/84)	Class 2	+ 3.58	+ 10.95	+ 12.50	+ 6.65	+ 10.02	+ 0.74
	Class 3	+ 3.69	+ 11.11	+ 12.59	+ 6.73	+ 10.19	+ 0.67

1 The gross expense ratios are as of December 31, 2006, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent propectus for details.

American Funds Insurance Series

Global Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth Fund rose 10.09% in value in the fiscal half-year ended June 30, 2007. This return surpassed the 9.48% gain generated by the MSCI World Index, the fund’s relevant benchmark.

The first six months of 2007 was a good period to invest outside the U.S. as non-U.S. markets continued to outpace their U.S. counterparts. The dollar’s continued weakness also boosted returns generated in non-U.S. equities.

Although the fund’s largest concentration of assets in any individual country was in the U.S., with 26.3%, the fund looked beyond U.S. borders for the majority of its investments. Japan, with 7.9% of assets, was the second-largest concentration. Investments in Japan were held back by the dollar’s 3.5% gain against the yen.

In addition, the fund was helped by its holdings in oil, gas and consumable fuels and in chemicals, while its investments in hotels, restaurants and leisure and in automobiles held returns back.

Europe		Asia/Pacific Basin

Germany	7.0%	Japan	7.9%

United Kingdom	5.6	India	4.4

France	5.3	South Korea	3.0

Netherlands	5.0	Australia	2.8

Finland	1.6	Hong Kong	1.4

Denmark	1.6	Taiwan	1.0

Switzerland	1.4	Other	1.8

Austria	1.1		22.3

Italy	1.0

Other	4.2	Other regions	.6

	33.8

		Short-term securities & other
		assets less liabilities	13.4

The Americas
United States	26.3

		Total	100.0%

Canada	1.5

Mexico	1.3

Brazil	.8

	29.9

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

The Americas		Europe

United States	28.6%	United Kingdom	7.5%

Canada	9.2	Greece	4.6

Brazil	1.7	Netherlands	1.7

Argentina	.2	Luxembourg	1.3

	39.7	Norway	1.0

		Other	6.7

			22.8

Asia/Pacific Basin
South Korea	10.9

		Short-term securities & other
Hong Kong	3.4	assets less liabilities

			6.3

Philippines	3.2

Australia	2.6

Singapore	2.2	Total	100.0%

Taiwan	1.9

India	1.8

Thailand	1.7

China	1.3

Other	2.2

	31.2

Objective: Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world.

Special characteristics: Typically invests at least 80% of assets in stocks of companies with market capitalizations ranging from $50 million to $3.5 billion.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Small Capitalization Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Small Capitalization Fund had the best results of any investment option in the American Funds Insurance Series, gaining 20.97% in the six months ended June 30, 2007, while the S&P/Citigroup Global/World Indexes, a combination of four indexes that measures companies with a market capitalization of less than $3 billion, rose 14.18% . The Lipper Global Small-Cap Funds Average rose 12.91% .

The fund continued to find good opportunities in the U.S., as well as other developed markets. Indeed, the majority of the fund’s assets were invested outside the U.S. Trends that helped the fund gain significant ground in calendar year 2006 — strong returns generated by small-cap companies, solid returns in markets outside the U.S. and the dollar’s weakness — continued to boost returns.

The fund is invested in more than 20 industries, but its investments in machinery and in construction and engineering provided strength, while its investments in thrifts and mortgage finance and in specialty retail detracted from results.

American Funds Insurance Series

Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth Fund gained 10.60% during the six months ended June 30, 2007, outpacing the 6.96% gain posted by the S&P 500.

The first half of 2007 was a good period for U.S. equity investors by almost all measures. In addition to the S&P 500’s increase, the Dow Jones Industrial Average rose 8.75%, and the Nasdaq Composite Index was up 7.78% . The markets drew much of their strength from strong corporate earnings and the tremendous amount of liquidity in the market, which fueled mergers and acquisitions activity.

As the year began, some investors feared the economic expansion was faltering — the economy grew at an annual rate of only 0.6% during the first quarter — but as the year progressed, economic reports, such as figures on the number of jobs created, indicated that the expansion appeared to have paused, not stalled. Such a pause is common during extended economic expansions.

During the first half of this year, the fund was helped by its investments in oil, gas and consumable fuels and in energy equipment and services, while its holdings in biotechnology and in specialty retail held results back.

Objective: Seeks growth of capital by investing primarily in U.S. common stocks.

Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Europe		Asia/Pacific Basin (cont.)

Germany	13.8%	Thailand	1.6%

Switzerland	8.5	Singapore	1.1

France	8.2	Other	3.4

United Kingdom	4.9		35.0

Netherlands	2.9

Denmark	2.6

		The Americas
Spain	2.5

		Brazil	2.5

Hungary	2.2

		Mexico	2.5

Austria	1.3

		Canada	1.8

Norway	1.1

			6.8

Ireland	1.0

Italy	1.0

Russia	1.0	Other regions

Turkey	1.0	South Africa	1.5

Other	2.2	Israel	.5

	54.2		2.0

Asia/Pacific Basin
		Short-term securities & other
Japan	9.7	assets less liabilities

			2.0

South Korea	8.2

Taiwan	4.3

India	3.0	Total	100.0%

Australia	1.9

Hong Kong	1.8

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.

Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

International Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

International Fund rose 12.62% in the six months ended June 30, 2007, reflecting the strength of non-U.S. markets. The MSCI EAFE (Europe, Australasia, Far East) Index, the fund’s relevant benchmark, gained 11.09% . The fund also outpaced the MSCI ACWI (All Country World Index) Index, ex-USA — a broader measure of global markets than the MSCI EAFE and a better reflection of the fund’s investment universe — which rose 12.58% .

Two forces drove International Fund’s results: the healthy returns generated by non-U.S. stock markets and the continued weakness of the dollar.

During the past three years, investing outside the U.S. has proven very rewarding. International Fund has grown at an average annual rate of 22.91%, compared to its lifetime average return of 11.09% . While investors should be pleased with these strong returns, they should also understand that this outperformance cannot be counted on to continue for long periods of time.

In this environment, International Fund’s investments in chemicals and in oil, gas and consumable fuels helped boost returns, while its holdings in consumer finance and in semiconductors and semiconductor equipment lost ground.

American Funds Insurance Series

New World Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

New World Fund rose 15.95% during the six months ended June 30, 2007, surpassing the 10.19% return generated by the MSCI ACWI (All Country World Index) Index, the fund’s relevant benchmark.

Although New World Fund is not an emerging markets fund — it holds a portion of its assets in bonds and invests in companies based in developed countries doing business in emerging markets — its return during the first six months of 2007 reflects the strength of those markets. The MSCI Emerging Markets Index gained 17.75%, outpacing the broader MSCI ACWI.

During the past five years, emerging markets, as measured by the MSCI Emerging Markets Index, have generated an average annual return of 30.66%, and New World Fund’s return over the same period has been 23.33% . It is important to remember that this level of returns is unlikely to continue for the long term.

Although the fund benefited from exposure to companies in emerging markets, it also drew strength from investments in developed markets. Its holdings in commercial banks and in industrial conglomerates helped returns, while investments in automobiles and in software held returns back.

Asia/Pacific Basin		Europe (cont.)

India	7.5%	Greece	1.2%

Taiwan	3.5	France	1.1

Japan	3.4	Other	3.5

South Korea	3.3		29.3

Malaysia	2.5

China	1.7

		The Americas
Hong Kong	1.6

		Brazil	9.8

Indonesia	1.4

		United States	7.4

Kazakhstan	1.3

		Mexico	5.1

Philippines	1.2

		Colombia	1.1

Pakistan	1.2

		Canada	1.1

Other	1.5

		Other	2.1

	30.1

			26.6

Europe

United Kingdom	5.0

		Other regions
Switzerland	3.3

		South Africa	3.7

Russia	2.5

		Israel	3.0

Turkey	2.4

		Oman	1.1

Finland	2.1

		Egypt	1.0

Austria	1.9

			8.8

Poland	1.8

Slovenia	1.7

		Short-term securities & other
Spain	1.6

		assets less liabilities	5.2

Denmark	1.2	Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of companies and bonds with significant exposure to countries that have developing economies and/or markets.

Special characteristics: Invests in securities of issuers based in qualified developing countries and in the developed world with significant assets or revenues attributable to developing countries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Objective: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

Special characteristics: Invests primarily in securities of well-established, high-quality U.S. companies with market capitalizations of $4 billion and above.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Blue Chip Income and Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Blue Chip Income and Growth Fund rose 7.31%, surpassing the 6.96% gain posted by the S&P 500, its relevant benchmark.

The fund is designed to be at least 90% invested in top-quality companies at all times. During its lifetime of more than five years, it has outpaced the market by focusing on high-quality companies that pay dividends.

The fund’s results in the six-month period ended June 30, 2007, reflect the continuing momentum in the U.S. economy. While the pace of economic expansion has slowed in recent quarters, there is no sign of an impending recession. Corporate profits continue to post gains, which has fueled higher prices for stocks of blue chip companies in which the fund invests.

During the fiscal period just ended, the fund was helped by its holdings in pharmaceuticals and in semiconductors and semiconductor equipment. At the same time, its returns were held back by holdings in diversified financials and in biotechnology.

American Funds Insurance Series

Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Growth-Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth-Income Fund gained 8.07% during the six months ended June 30, 2007, outpacing its relevant benchmark, the S&P 500, which rose 6.96% .

The fund concentrates on high-quality companies that pay dividends. With the U.S. economy continuing to grow and corporate profits still expanding, many of the fund’s largest holdings gained value. Concerns expressed early in the year that the pace of economic expansion was slowing abated as the year progressed and more economic data became available. However, it is still uncertain how big an impact the softening real estate market and associated problems of subprime mortgages will have on the economy. Over the next six to 12 months, the weakening demand for real estate may keep inflation in check.

In this environment, the fund was helped by its holdings in information technology and in energy. At the same time, however, its investments in financials and in utilities detracted from returns.

American Funds Insurance Series

Asset Allocation Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Asset Allocation Fund rose 7.77% in value during the six months ended June 30, 2007, outpacing both the S&P 500 and the Citigroup Broad Investment-Grade (BIG) Bond Index.

During the first six months of 2007, the fund had 72.4% of its portfolio invested in stocks, 21.7% in bonds and 5.9% in cash. Although the fund’s bond holdings helped returns, its equity holdings provided most of the returns during the period.

The fund’s equity portfolio gained strength from the continued growth of the U.S. economy. Bond prices faded in the second quarter as hopes that the Federal Reserve would cut short-term interest rates dissipated. Still, the Fed has given little indication it will raise short-term rates again as it did aggressively during the first six months of 2006.

The fund was helped by its equity holdings in oil, gas and consumable fuels and in metals and mining, while investments in beverages and in diversified financial services held returns back.

Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Objective: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Bond Fund’s gains were modest during the six months ended June 30, 2007, but its 1.63% return outpaced the broader bond market, as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index, which rose 0.89% .

Investors in the fixed-income market lived through a mini-cycle during the half-year as sentiments about the future of interest-rate cuts swung from positive to negative. Early in 2007, the economy was slowing — it grew at an annual rate of only 0.6% during the first quarter — and fixed-income investors believed the Federal Reserve might cut short-term interest rates. By the end of the second quarter, however, the economy and the stock market were both showing renewed strength, and sentiments in the bond market shifted.

Yields on the 10-year U.S. Treasury bond began the year at 4.7% and remained fairly steady through mid-May. By the end of the fiscal period, however, the yield had climbed to 5.0%, and bond prices, which move inversely to yields, fell.

American Funds Insurance Series

Objective: Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

High-Income Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

High-Income Bond Fund gained 3.58% during the six months ended June 30, 2007, and slightly trailed its relevant benchmark, the Credit Suisse High Yield Index, which gained 3.68% .

The prices of high-yield bonds typically react to both the strength of the economy and the business prospects of the issuers. With the economy continuing to grow during the first half of the year, the high-yield market maintained its vigor. The ongoing strength in the economy also boosted corporate profits, which strengthened the high-yield market. Another factor in the market’s strength was the tremendous amount of liquidity available to investors. The increased liquidity has underpinned the stock market and provided the means for investors to buy the large number of new issues in the high-yield market.

In this environment, High-Income Bond Fund’s investments in telecommunication services, paper products, retailing, and broadcasting and cable TV industries helped boost returns. Its investments in automobiles and in homebuilding held results back.

American Funds Insurance Series

 Global Growth Fund

Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Koninklijke KPN	1.6%	Microsoft	1.4%

Reliance Industries	1.6	IBM	1.2

Novo Nordisk	1.6	Macquarie Bank	1.2

General Electric	1.5	Deutsche Post	1.1

NTPC Ltd.	1.4	Mizuho Financial Group	1.1

Common stocks — 86.61%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 13.82%

Microsoft Corp.	2,397,000	$ 70,640	1.40%

International Business Machines Corp.	600,000	63,150	1.25

Nokia Corp.[1]	1,682,000	47,287
			1.10
Nokia Corp. (ADR)	300,000	8,433

Samsung Electronics Co., Ltd.[1]	78,440	47,934.95

STMicroelectronics NV1	1,960,000	37,897.75

Cisco Systems, Inc.[2]	1,346,500	37,500.74

Dell Inc.[2]	1,200,000	34,260.68

Yahoo! Inc.[2]	1,175,000	31,878.63

Other securities		319,692	6.32

		698,671	13.82

Financials — 12.98%

Macquarie Bank Ltd.[1]	856,791	61,792	1.22

Mizuho Financial Group, Inc.[1]	8,250	56,939	1.13

Allianz SE1	242,000	56,711	1.12

Société Générale[1]	260,700	48,176.95

ICICI Bank Ltd.[1]	837,300	19,702
			.67
ICICI Bank Ltd. (ADR)	282,400	13,880

Commerzbank U.S. Finance, Inc.[1]	677,500	32,475.64

Kookmin Bank[1]	366,310	32,098.64

Other securities		334,158	6.61

		655,931	12.98

Consumer discretionary — 9.91%

Virgin Media Inc.[2]	1,544,000	37,627.74

Carnival Corp., units	732,100	35,705.71

GOME Electrical Appliances Holding Ltd.[1]	21,686,000	33,231.66

Other securities		394,234	7.80

		500,797	9.91

Industrials — 8.96%

General Electric Co.	1,975,455	75,620	1.50

Deutsche Post AG1	1,780,000	57,835	1.14

Tyco International Ltd.	1,465,000	49,502.98

KBR, Inc.[2]	1,455,000	38,165.76

Siemens AG1	163,000	23,451.46

Other securities		208,301	4.12

		452,874	8.96

Health care — 8.35%

Novo Nordisk A/S, Class B1	727,600	79,263	1.57

Smith & Nephew PLC[1]	4,019,300	49,696.98

Roche Holding AG1	193,500	34,326.68

Other securities		258,616	5.12

		421,901	8.35

American Funds Insurance Series

Global Growth Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer staples — 7.12%

Koninklijke Ahold NV1,2	3,577,000	$ 44,881.89%

Seven & I Holdings Co., Ltd.[1]	1,524,000	43,472.86

Unilever NV1	984,000	30,600.61

Other securities		240,755	4.76

		359,708	7.12

Energy — 6.87%

Reliance Industries Ltd.[1]	1,900,298	79,565	1.57

Royal Dutch Shell PLC, Class B1	574,666	23,977
			.70
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,639

Technip SA1	430,000	35,482.70

Norsk Hydro ASA[1]	875,000	33,641.67

Canadian Natural Resources, Ltd.	466,700	31,131.62

Other securities		131,749	2.61

		347,184	6.87

Telecommunication services — 6.50%

Koninklijke KPN NV1	4,875,830	80,877	1.60

SOFTBANK CORP.[1]	2,520,700	54,372	1.08

Sprint Nextel Corp., Series 1	1,901,750	39,385.78

Vodafone Group PLC[1]	7,131,250	23,976
			.77
Vodafone Group PLC (ADR)	437,500	14,713

América Móvil, SAB de CV, Series L (ADR)	585,000	36,229.72

Other securities		78,726	1.55

		328,278	6.50

Materials — 5.75%

K+S AG1	367,000	56,148	1.11

PPG Industries, Inc.	490,000	37,294.74

Other securities		197,062	3.90

		290,504	5.75

Utilities — 4.05%

NTPC Ltd.[1]	19,200,649	72,334	1.43

Veolia Environnement[1]	425,900	33,289.66

SUEZ SA1	550,000	31,420.62

Other securities		67,659	1.34

		204,702	4.05

Miscellaneous — 2.30%

Other common stocks in initial period of acquisition		116,140	2.30

Total common stocks (cost: $3,250,919,000)		4,376,690	86.61

American Funds Insurance Series

Global Growth Fund

Short-term securities — 13.94%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Sheffield Receivables Corp. 5.265%–5.29% due 7/9–7/24/2007[3]	$49,000	$ 48,885.97%

Siemens Capital Co. LLC 5.23%–5.27% due 7/13–7/17/2007[3]	43,700	43,598.86

Credit Suisse New York Branch 5.24% due 7/24–9/14/2007	36,800	36,490.72

AstraZeneca PLC 5.25% due 8/10–8/14/2007	34,400	34,183.68

American Honda Finance Corp. 5.22%–5.23% due 7/12–8/29/2007	33,800	33,635.67

DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/8–8/15/2007	32,700	32,497.64

CBA (Delaware) Finance Inc. 5.23% due 7/6/2007	32,200	32,173.64

Société Générale North America, Inc. 5.235% due 9/5/2007	20,000	19,811
			.51
Barton Capital LLC 5.24% due 8/7/2007[3]	6,100	6,066

Other securities		417,105	8.25

Total short-term securities (cost: $704,373,000)		704,443	13.94

Total investment securities (cost: $3,955,292,000)		5,081,133	100.55

Other assets less liabilities		(27,849)	(.55)

Net assets		$5,053,284	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed. “Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on the fund’s affiliated-company holding and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliate
	Beginning			Ending	income	at 6/30/2007
Company	shares	Purchases	Sales	shares	(000)	(000)

WestJet Airlines Ltd.[4]	750,000	—	750,000	—	—	—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,753,581,000.

2 Security did not produce income during the last 12 months.

3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $354,837,000, which represented 7.02% of the net assets of the fund.

4 Unaffiliated issuer at June 30, 2007. ADR = American Depositary Receipts See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets

Jumbo	1.9%	Kingboard Chemical Holdings	1.3%

Novell	1.8	Kumho Industrial	1.2

Oilexco	1.7	Manila Electric	1.2

Samsung Engineering	1.6	Central African Mining & Exploration	1.1

Orco Property Group	1.3	Michaniki	1.1

Common stocks — 93.42%		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer discretionary — 18.00%

Jumbo SA1	2,261,686	$ 78,495	1.94%

Fourlis[1]	1,271,436	37,816.94

Integrated Distribution Services Group Ltd.[1]	10,732,000	33,911.84

Schibsted ASA[1]	741,000	33,841.84

Rambler Media Ltd.[1,2]	718,400	32,359.80

Pantaloon Retail (India) Ltd.[1]	2,520,750	30,855.76

Banyan Tree Holdings Ltd.[1]	15,993,000	27,508.68

CKE Restaurants, Inc.	1,350,000	27,094.67

Blue Nile, Inc.[2]	419,600	25,344.63

Saks Inc.[2]	1,169,400	24,967.62

Life Time Fitness, Inc.[2]	465,000	24,752.61

Lions Gate Entertainment Corp.[2]	2,140,706	23,612.59

Bob Evans Farms, Inc.	600,000	22,110.55

Other securities		304,154	7.53

		726,818	18.00

Industrials — 17.06%

Samsung Engineering Co., Ltd.[1]	593,886	62,711	1.55

Kumho Industrial Co., Ltd.[1]	1,000,000	48,353	1.20

Michaniki SA1	3,346,000	37,822
			1.08
Michaniki SA, preference shares[1]	686,000	5,897

GS Engineering & Construction Corp.[1]	350,000	41,964	1.04

Hyundai Mipo Dockyard Co., Ltd.[1]	136,000	37,809.94

Koninklijke BAM Groep NV1	1,167,000	32,924.81

International Container Terminal Services, Inc.[1]	47,285,000	29,127.72

JetBlue Airways Corp.[2]	2,175,000	25,556.63

UAP Holding Corp.	760,000	22,906.57

Sungkwang Bend Co., Ltd.[1]	748,934	22,149.55

Other securities		321,833	7.97

		689,051	17.06

Materials — 12.74%

Central African Mining & Exploration Co. PLC[1,2]	34,705,000	45,531	1.13

Sino-Forest Corp.[2]	2,912,100	41,989	1.04

Cleveland-Cliffs Inc	500,000	38,835.96

Inmet Mining Corp.	500,000	38,828.96

SSCP Co., Ltd.[1,2]	865,000	27,519.68

Claymont Steel Holdings, Inc.[2,3]	1,140,000	24,385.61

European Goldfields Ltd.[1,2]	4,691,100	23,968.59

Major Drilling Group International Inc.[2]	568,900	23,966.59

Sierra Leone Diamond Co. Ltd.[1,2,3]	5,805,000	15,395
			.54
Sierra Leone Diamond Co. Ltd.[1,2,3,4]	2,480,000	6,577

Other securities		227,698	5.64

		514,691	12.74

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 11.71%

Novell, Inc.[2]	9,468,800	$ 73,762	1.83%

Kingboard Chemical Holdings Ltd.[1]	11,482,000	52,770	1.31

CNET Networks, Inc.[2]	3,625,000	29,689.73

Varian Semiconductor Equipment Associates, Inc.[2]	660,000	26,440.65

SFA Engineering Corp.[1]	455,450	23,694.59

Other securities		266,485	6.60

		472,840	11.71

Energy — 7.92%

Oilexco Inc. (GBP denominated)[1,2,4]	1,900,000	23,443
Oilexco Inc. (GBP denominated)[1,2]	1,755,000	21,654
			1.65
Oilexco Inc.[2,4]	985,000	11,993
Oilexco Inc.[2]	803,900	9,788

Quicksilver Resources Inc.[2]	830,550	37,026.92

OPTI Canada Inc.[2]	1,231,100	26,360.65

Other securities		189,724	4.70

		319,988	7.92

Financials — 7.80%

Orco Property Group SA1	343,549	54,165	1.34

Dolphin Capital Investors Ltd.[1,2]	9,409,280	31,712.79

National Bank of Pakistan[1]	5,865,000	25,413.63

IndyMac Bancorp, Inc.	835,000	24,357.60

Other securities		179,271	4.44

		314,918	7.80

Health care — 7.07%

Beckman Coulter, Inc.	450,000	29,106.72

ArthroCare Corp.[2]	587,000	25,775.64

Kyphon Inc.[2]	437,000	21,042.52

Other securities		209,567	5.19

		285,490	7.07

Utilities — 3.26%

Manila Electric Co., Class B1	19,124,800	47,478	1.17

Xinao Gas Holdings Ltd.[1]	32,539,000	40,924	1.01

Other securities		43,493	1.08

		131,895	3.26

Consumer staples — 1.73%

Other securities		70,053	1.73

Telecommunication services — 1.26%

Other securities		50,841	1.26

Miscellaneous — 4.87%

Other common stocks in initial period of acquisition		196,722	4.87

Total common stocks (cost: $2,525,642,000)		3,773,307	93.42

American Funds Insurance Series

Global Small Capitalization Fund

Rights & warrants — 0.06%		Market	Percent
		value	of net
		(000)	assets
Other — 0.06%

Other securities		$2,439.06%

Miscellaneous — 0.00%

Other rights & warrants in initial period of acquisition		57.00

Total rights & warrants (cost: $1,358,000)		2,496.06

Convertible securities — 0.17%

Other — 0.17%

Other securities		6,959.17

Total convertible securities (cost: $7,584,000)		6,959.17

	Principal
Short-term securities — 6.33%	amount
	(000)

CBA (Delaware) Finance Inc. 5.265% due 7/23/2007	$41,500	41,360	1.02

Liberty Street Funding Corp. 5.25% due 8/22/2007[4]	33,500	33,241.82

Federal Home Loan Bank 5.115%–5.14% due 7/18–7/25/2007	24,800	24,718.61

Other securities		156,336	3.87

Total short-term securities (cost: $255,639,000)		255,655	6.33

Total investment securities (cost: $2,790,223,000)		4,038,417	99.98

Other assets less liabilities		557.02

Net assets		$4,038,974	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/2007
Company	shares	Purchases	Sales	shares	(000)	(000)

Claymont Steel Holdings, Inc.[2]	—	1,140,000	—	1,140,000	$ —	$24,385

Sierra Leone Diamond Co. Ltd.[1,2]	5,805,000	—	—	5,805,000	—	15,395

Sierra Leone Diamond Co. Ltd.[1,2,4]	2,480,000	—	—	2,480,000	—	6,577

Lonrho Africa PLC[1,2]	10,715,000	6,859,000	—	17,574,000	—	14,185

OSIM International Ltd.[1]	1,245,000	27,675,000	—	28,920,000	282	13,427

Allied Gold Ltd.[1,2]	—	16,298,500	—	16,298,500	—	6,022

CallWave, Inc.[2]	1,348,700	—	—	1,348,700	—	4,896

Ondine Biopharma Corp.[2,4]	2,620,000	—	—	2,620,000	—	3,012

Ondine Biopharma Corp. (GBP denominated)[1,2,4]	490,000	—	—	490,000	—	590

Ondine Biopharma Corp.[2]	400,000	—	—	400,000	—	460

Gemfields Resources PLC[1,2,4]	4,816,000	—	—	4,816,000	—	2,802

Gemfields Resources PLC[1,2]	2,000,000	—	—	2,000,000	—	1,164

Bordeaux Energy Inc.[2,4,5]	—	3,780,000	—	3,780,000	—	—

Bordeaux Energy Inc., warrants, expire 2008[2,4,5]	—	3,780,000	—	3,780,000	—	—

Jaguar Mining Inc.[2,4,5]	1,905,000	—	628,100	1,276,900	—	—

Jaguar Mining Inc.[2,5]	1,043,000	—	743,800	299,200	—	—

Min Aik Technology Co., Ltd.[1,2,5]	5,586,000	—	632,000	4,954,000	—	—

Oxus Gold PLC[1,2,5]	14,905,000	3,179,300	—	18,084,300	—	—

TaeWoong Co., Ltd.[5]	942,997	—	942,997	—	—	—

					$282	$92,915

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,236,566,000.

2 Security did not produce income during the last 12 months.

3 Represents an affiliated company as defined under the Investment Company Act of 1940.

4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $193,058,000, which represented 4.78% of the net assets of the fund.

5 Unaffiliated issuer at June 30, 2007.

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets

Google	3.3%	Sprint Nextel	1.6%

Altria Group	2.3	Target	1.6

Microsoft	2.2	Roche Holding	1.5

Lowe’s Companies	1.7	Johnson Controls	1.4

Schlumberger	1.7	Fannie Mae	1.4

Common stocks — 88.10%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 16.34%

Google Inc., Class A1	1,881,400	$ 984,687	3.32%

Microsoft Corp.	22,275,000	656,444	2.21

Nokia Corp.[2]	6,015,000	169,103
			1.14
Nokia Corp. (ADR)	6,008,000	168,885

Cisco Systems, Inc.[1]	11,553,000	321,751	1.08

Oracle Corp.[1]	14,927,800	294,227.99

NAVTEQ Corp.[1,3]	5,730,000	242,608.82

Red Hat, Inc.[1]	9,485,000	211,326.71

Fidelity National Information Services, Inc.	3,800,000	206,264.69

Yahoo! Inc.[1]	6,750,000	183,127.62

Samsung Electronics Co., Ltd.[2]	280,000	171,106.58

International Business Machines Corp.	1,600,000	168,400.57

Other securities		1,073,161	3.61

		4,851,089	16.34

Consumer discretionary — 13.64%

Lowe’s Companies, Inc.	16,526,000	507,183	1.71

Target Corp.	7,410,000	471,276	1.59

Johnson Controls, Inc.	3,649,700	422,526	1.42

Kohl’s Corp.[1]	5,540,000	393,506	1.33

Best Buy Co., Inc.	7,320,000	341,624	1.15

MGM Mirage, Inc.[1]	2,130,600	175,732.59

Other securities		1,738,285	5.85

		4,050,132	13.64

Energy — 13.39%

Schlumberger Ltd.	5,784,600	491,344	1.65

Canadian Natural Resources, Ltd.	5,625,700	375,259	1.26

Suncor Energy Inc.	3,933,780	355,749	1.20

Devon Energy Corp.	3,409,072	266,896.90

Transocean Inc.[1]	2,151,400	228,005.77

Other securities		2,259,048	7.61

		3,976,301	13.39

Health care — 8.48%

Roche Holding AG2	2,465,000	437,275	1.47

Gilead Sciences, Inc.[1]	6,600,000	255,882.86

Shire PLC (ADR)	2,700,000	200,151.68

Schering-Plough Corp.	5,505,000	167,572.57

Medtronic, Inc.	3,175,000	164,655.55

Other securities		1,290,856	4.35

		2,516,391	8.48

American Funds Insurance Series

Growth Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 7.21%

Fannie Mae	6,440,000	$ 420,725	1.42%

American International Group, Inc.	4,100,000	287,123.97

Freddie Mac	4,572,700	277,563.93

Citigroup Inc.	3,500,000	179,515.60

Other securities		974,904	3.29

		2,139,830	7.21

Industrials — 6.96%

Boeing Co.	3,465,000	333,194	1.12

General Electric Co.	7,370,000	282,124.95

Other securities		1,452,128	4.89

		2,067,446	6.96

Materials — 6.88%

Newmont Mining Corp.	9,305,000	363,453	1.22

Potash Corp. of Saskatchewan Inc.	4,500,000	350,865	1.18

Barrick Gold Corp.	10,500,000	305,235	1.03

Freeport-McMoRan Copper & Gold Inc.	2,704,500	223,987.76

Other securities		799,297	2.69

		2,042,837	6.88

Consumer staples — 6.23%

Altria Group, Inc.	9,895,000	694,035	2.34

Coca-Cola Co.	4,795,000	250,826.85

Bunge Ltd.	2,568,600	217,047.73

Walgreen Co.	4,095,000	178,296.60

Procter & Gamble Co.	855,000	52,318.18

Other securities		455,573	1.53

		1,848,095	6.23

Telecommunication services — 3.09%

Sprint Nextel Corp., Series 1	23,050,000	477,366	1.61

Qwest Communications International Inc.[1]	35,000,000	339,500	1.14

Other securities		101,737.34

		918,603	3.09

Utilities — 1.06%

Reliant Energy, Inc.[1]	9,240,000	249,018.84

Other securities		66,489.22

		315,507	1.06

Miscellaneous — 4.82%

Other common stocks in initial period of acquisition		1,432,389	4.82

Total common stocks (cost: $19,415,577,000)		26,158,620	88.10

American Funds Insurance Series

Growth Fund

Short-term securities — 10.89%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Federal Home Loan Bank 5.09%–5.14% due 7/18–10/9/2007	$362,457	$ 359,553	1.21%

Procter & Gamble International Funding S.C.A. 5.20%–5.24% due 7/19–9/21/2007[4]	264,530	262,397.88

Hewlett-Packard Co. 5.26% due 7/11–7/23/2007[4]	225,700	225,124.76

Clipper Receivables Co., LLC 5.25%–5.255% due 7/12–8/14/2007[4]	200,000	198,971.67

Jupiter Securitization Co., LLC 5.24%–5.28% due 7/20–8/31/2007[4]	174,928	173,828
			.67
Park Avenue Receivables, Co. LLC 5.31% due 7/26/2007[4]	25,000	24,900

Freddie Mac 5.115%–5.145% due 9/10–10/19/2007	199,825	197,696.67

Johnson & Johnson 5.18%–5.20% due 7/24–9/20/2007[4]	170,500	169,087.57

IBM Corp. 5.21%–5.23% due 7/25–8/22/2007[4]	139,800	138,943
			.55
IBM Capital Inc. 5.22% due 9/18/2007[4]	26,000	25,703

CAFCO, LLC 5.25%–5.275% due 8/1–8/16/2007[4]	147,200	146,408
			.55
Ciesco LLC 5.25% due 8/3/2007[4]	15,700	15,625

Coca-Cola Co. 5.20%–5.22% due 7/20–9/14/2007[4]	125,500	124,527
			.50
Atlantic Industries 5.24% due 7/27/2007[4]	25,000	24,902

Fannie Mae 5.145%–5.15% due 9/19–9/26/2007	149,000	147,265.50

Edison Asset Securitization LLC 5.25% due 8/23–8/27/2007[4]	100,000	99,186.33

International Lease Finance Corp. 5.235% due 7/31/2007	50,000	49,774.17

Other securities		850,434	2.86

Total short-term securities (cost: $3,233,912,000)		3,234,323	10.89

Total investment securities (cost: $22,649,489,000)		29,392,943	98.99

Other assets less liabilities		300,367	1.01

Net assets		$29,693,310	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/2007
Company	shares	Purchases	Sales	shares	(000)	(000)

NAVTEQ Corp.[1]	5,700,000	30,000	—	5,730,000	$ —	$242,608

Chipotle Mexican Grill, Inc., Class B1	208,100	987,100	—	1,195,200	—	93,979

Chipotle Mexican Grill, Inc., Class A1	595,000	325,000	—	920,000	—	78,458

Minerals Technologies Inc.	—	1,000,000	—	1,000,000	50	66,950

KGen Power Corp.[1,4]	3,166,128	—	—	3,166,128	—	66,489

Rosetta Resources Inc.[1,4]	2,980,000	—	—	2,980,000	—	64,189

Georgia Gulf Corp.	1,360,000	864,000	—	2,224,000	356	40,277

DataPath, Inc.[1,4]	2,819,968	—	—	2,819,968	—	26,790

					$406	$679,740

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,417,837,000.

3 Represents an affiliated company as defined under the Investment Company Act of 1940.

4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $2,426,811,000, which represented 8.17% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets

Bayer	4.5%	Koninklijke KPN	2.2%

Roche Holding	3.7	Nestlé	2.1

Novo Nordisk	2.6	E.ON	2.0

América Móvil	2.2	Samsung Electronics	2.0

Unibanco	2.2	Samsung Engineering	1.9

Common stocks — 98.04%		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 21.91%

Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,008,000	$ 226,643	2.18%

Kookmin Bank[1]	1,613,500	141,383	1.36

BNP Paribas[1]	1,166,090	138,925	1.33

Banco Santander Central Hispano, SA1	7,075,731	130,180	1.25

Sumitomo Mitsui Financial Group, Inc.[1]	13,650	127,149	1.22

OTP Bank PLC[1]	2,035,000	117,438	1.13

Erste Bank der oesterreichischen Sparkassen AG1	1,476,647	115,283	1.11

Banco Bilbao Vizcaya Argentaria, SA1	4,444,000	108,612	1.04

Credit Suisse Group[1]	1,440,000	102,131.98

AXA SA1	2,281,611	97,909.94

Mizuho Financial Group, Inc.[1]	13,083	90,295.87

Sun Hung Kai Properties Ltd.[1]	6,758,000	81,352.78

JSC Kazkommertsbank (GDR)[1,2]	3,143,100	68,853
			.73
JSC Kazkommertsbank (GDR)[1,2,3]	326,000	7,141

Other securities		727,765	6.99

		2,281,059	21.91

Health care — 12.48%

Roche Holding AG1	2,151,419	381,648	3.67

Novo Nordisk A/S, Class B1	2,492,100	271,484	2.61

Merck KGaA[1]	862,655	118,665	1.14

Novartis AG1	1,850,000	104,133	1.00

Other securities		422,785	4.06

		1,298,715	12.48

Telecommunication services — 10.82%

América Móvil, SAB de CV, Series L (ADR)	3,777,500	233,941	2.25

Koninklijke KPN NV1	13,540,400	224,600	2.16

MTN Group Ltd.[1]	10,162,800	138,819	1.33

Singapore Telecommunications Ltd.[1]	45,300,330	100,586.97

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	83,725,000	90,445.87

Telenor ASA[1]	3,950,000	77,127.74

Telekom Malaysia Bhd.[1]	21,665,000	64,634.62

Other securities		195,578	1.88

		1,125,730	10.82

Information technology — 9.52%

Samsung Electronics Co., Ltd.[1]	338,464	206,833	1.99

Hon Hai Precision Industry Co., Ltd.[1]	15,902,388	137,893	1.32

Murata Manufacturing Co., Ltd.[1]	1,285,000	96,489.93

Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,444,695	59,416
			.77
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,888,714	21,021

Nokia Corp.[1]	2,500,000	70,284.68

Other securities		399,207	3.83

		991,143	9.52

American Funds Insurance Series

International Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Materials — 9.38%

Bayer AG1	6,138,023	$ 465,017	4.47%

Nitto Denko Corp.[1]	3,092,600	155,576	1.49

Linde AG1	981,856	118,456	1.14

Other securities		237,802	2.28

		976,851	9.38

Consumer discretionary — 6.75%

Vivendi SA1	2,008,400	86,361.83

Continental AG1	605,000	85,344.82

Lotte Shopping Co.[1]	199,500	77,730.75

Renault SA1	452,000	72,469.70

Other securities		380,694	3.65

		702,598	6.75

Consumer staples — 6.58%

Nestlé SA1	580,155	220,345	2.12

L’Oréal SA1	1,117,000	132,024	1.27

METRO AG1	1,368,000	113,699	1.09

Other securities		218,393	2.10

		684,461	6.58

Energy — 6.45%

Reliance Industries Ltd.[1]	3,147,000	131,765	1.27

Royal Dutch Shell PLC, Class B1	2,460,219	102,649
			1.19
Royal Dutch Shell PLC, Class A1	522,000	21,330

Oil & Natural Gas Corp. Ltd.[1]	4,640,000	103,625	1.00

OAO Gazprom (ADR)[1]	1,955,000	81,005.78

Canadian Natural Resources, Ltd.	1,000,000	66,704.64

Other securities		164,018	1.57

		671,096	6.45

Industrials — 5.15%

Samsung Engineering Co., Ltd.[1]	1,884,000	198,941	1.91

Siemens AG1	771,000	110,926	1.07

Ryanair Holdings PLC (ADR)[2]	2,657,200	100,309.96

Other securities		125,763	1.21

		535,939	5.15

Utilities — 4.56%

E.ON AG1	1,233,000	207,188	1.99

Veolia Environnement[1]	2,260,004	176,644	1.70

RWE AG1	654,000	69,835.67

Other securities		21,476.20

		475,143	4.56

Miscellaneous — 4.44%

Other common stocks in initial period of acquisition		462,058	4.44

Total common stocks (cost: $7,556,933,000)		10,204,793	98.04

American Funds Insurance Series

International Fund

Short-term securities — 2.72%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

BNP Paribas Finance Inc. 5.215% due 8/6/2007	$22,300	$22,182.21%

Nestlé Capital Corp. 5.20% due 8/10/2007[3]	11,100	11,037.11

Other securities		249,637	2.40

Total short-term securities (cost: $282,811,000)		282,856	2.72

Total investment securities (cost: $7,839,744,000)		10,487,649	100.76

Other assets less liabilities		(78,525)	(.76)

Net assets		$10,409,124	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $9,307,700,000.

2 Security did not produce income during the last 12 months.

3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $172,544,000, which represented 1.66% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets

Nokia	2.0%	Toyota Motor	1.3%

Tesco	1.7	Suzlon Energy	1.2

Krka	1.4	América Móvil	1.2

Murray & Roberts Holdings	1.3	Cellcom Israel	1.2

Vodafone	1.3	Novo Nordisk	1.2

Common stocks — 87.62%		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 16.85%

Housing Development Finance Corp. Ltd.[1]	375,100	$ 18,823	1.15%

Bank Muscat (SAOG) (GDR)[1]	1,279,637	18,188	1.11

PT Bank Rakyat Indonesia (Persero) Tbk[1]	28,261,150	17,973	1.09

Banco Santander Central Hispano, SA1	910,282	16,748	1.02

Erste Bank der oesterreichischen Sparkassen AG1	186,024	14,523.89

JSC Halyk Bank of Kazakhstan (GDR)[1]	354,979	7,816
			.70
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	169,100	3,723

Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	11,513.70

EFG International[1]	240,000	11,056.67

Türkiye Is Bankasi AS, Class C1	2,293,000	10,741.65

Piraeus Bank SA1	276,250	10,109.62

National Bank of Greece SA1	170,000	9,739.59

Other securities		125,898	7.66

		276,850	16.85

Consumer staples — 10.76%

Tesco PLC[1]	3,283,418	27,463	1.67

IOI Corp. Bhd.[1]	12,635,000	19,025	1.16

Fomento Económico Mexicano, SAB de CV (ADR)	321,900	12,657.77

Nestlé SA1	31,500	11,964.73

Alliance Global Group, Inc.[1,3]	85,432,000	10,878.66

Coca-Cola Co.	187,000	9,782.59

Other securities		85,062	5.18

		176,831	10.76

Industrials — 10.60%

Murray & Roberts Holdings Ltd.[1]	2,379,728	21,641	1.32

Suzlon Energy Ltd.[1]	525,000	19,371	1.18

Wienerberger AG1	194,000	14,307.87

Orascom Construction Industries Co. (GDR)[1]	98,000	12,954.79

STX Engine Co., Ltd.[1]	202,810	12,178.74

Far Eastern Textile Ltd.[1]	11,174,944	11,484.70

Siemens AG1	67,000	9,640.59

Other securities		72,566	4.41

		174,141	10.60

Consumer discretionary — 9.54%

Toyota Motor Corp.[1]	331,100	20,868	1.27

Grupo Televisa, SAB (ADR)	507,000	13,998.85

Central European Media Enterprises Ltd., Class A3	136,600	13,330.81

Kuoni Reisen Holding AG, Class B1	21,451	12,878.79

GOME Electrical Appliances Holding Ltd.[1]	8,391,000	12,858.78

Resorts World Bhd.[1]	11,780,000	11,804.72

Other securities		71,019	4.32

		156,755	9.54

American Funds Insurance Series

New World Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Telecommunication services — 8.28%

Vodafone Group PLC[1]	6,265,000	$ 21,064	1.28%

América Móvil, SAB de CV, Series L (ADR)	310,000	19,198	1.17

Cellcom Israel Ltd.	724,714	19,183	1.17

Telekomunikacja Polska SA1	2,030,000	17,739	1.08

Partner Communications Co. Ltd.[1]	721,500	11,618
			.72
Partner Communications Co. Ltd. (ADR)	10,000	161

Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	10,278.62

Other securities		36,853	2.24

		136,094	8.28

Energy — 7.64%

Oil & Natural Gas Corp. Ltd.[1]	818,453	18,279	1.11

Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	103,800	12,588
			1.11
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	53,000	5,654

Saipem SpA, Class S1	466,000	15,922.97

OAO Gazprom (ADR)[1]	315,000	13,052.79

Other securities		60,062	3.66

		125,557	7.64

Information technology — 7.42%

Nokia Corp.[1]	578,600	16,267
			1.97
Nokia Corp. (ADR)	572,900	16,104

Hon Hai Precision Industry Co., Ltd.[1]	1,937,708	16,802	1.02

Samsung Electronics Co., Ltd.[1]	23,100	14,116.86

Acer Inc.[1]	5,064,000	10,362.63

Other securities		48,232	2.94

		121,883	7.42

Materials — 6.00%

Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	18,671	1.14

Taiwan Cement Corp.[1]	10,156,215	11,843.72

Other securities		68,109	4.14

		98,623	6.00

Health care — 3.40%

Krka, dd, Novo mesto[1]	16,864	22,652	1.38

Novo Nordisk A/S, Class B1	175,160	19,082	1.16

Other securities		14,109.86

		55,843	3.40

Utilities — 2.24%

NTPC Ltd.[1]	3,557,000	13,400.82

Other securities		23,355	1.42

		36,755	2.24

Miscellaneous — 4.89%

Other common stocks in initial period of acquisition		80,262	4.89

Total common stocks (cost: $962,798,000)		1,439,594	87.62

American Funds Insurance Series

New World Fund

Bonds & notes — 7.16%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Non-U.S. government bonds & notes — 6.70%

Brazil (Federal Republic of) Global:
12.50% 2016	BRL1,500	$ 948
8.00%–11.00% 2010–2040[4]	$9,534	11,590
			1.81%
Brazil (Federal Republic of) 10.00% 2014–2017	BRL23,100	11,502
Brazilian Treasury Bill 6.00%–9.418% 2010–2045[5]	11,293	5,728

Other securities		80,296	4.89

		110,064	6.70

Other — 0.46%

Other securities		7,529.46

Total bonds & notes (cost: $107,109,000)		117,593	7.16

Short-term securities — 4.30%

Thunder Bay Funding, LLC 5.27% due 8/8/2007[2]	$10,000	9,943.61

AT&T Inc. 5.24% due 7/31/2007[2]	9,800	9,756.59

Siemens Capital Co. LLC 5.27% due 7/13/2007[2]	8,100	8,085.49

Other securities		42,840	2.61

Total short-term securities (cost: $70,618,000)		70,624	4.30

Total investment securities (cost: $1,140,525,000)		1,627,811	99.08

Other assets less liabilities		15,221.92

Net assets		$1,643,032	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,039,507,000.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $69,756,000, which represented 4.25% of the net assets of the fund.

3 Security did not produce income during the last 12 months.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets

General Electric	4.9%	Wal-Mart Stores	3.2%

AT&T	3.7	Oracle	3.1

Citigroup	3.7	Microsoft	3.0

Fannie Mae	3.5	Bank of America	2.9

Hewlett-Packard	3.3	Aetna	2.7

Common stocks — 90.72%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 20.72%

Hewlett-Packard Co.	3,375,000	$150,592	3.32%

Oracle Corp.[1]	7,200,000	141,912	3.13

Microsoft Corp.	4,625,000	136,299	3.00

Nokia Corp. (ADR)	3,700,000	104,007	2.29

International Business Machines Corp.	975,000	102,619	2.26

Intel Corp.	3,400,000	80,784	1.78

Texas Instruments Inc.	1,600,000	60,208	1.32

Cisco Systems, Inc.[1]	1,950,000	54,307	1.20

Applied Materials, Inc.	1,800,000	35,766.79

Dell Inc.[1]	900,000	25,695.57

Other securities		48,015	1.06

		940,204	20.72

Financials — 18.44%

Citigroup Inc.	3,225,000	165,410	3.65

Fannie Mae	2,430,000	158,752	3.50

Bank of America Corp.	2,700,000	132,003	2.91

American International Group, Inc.	1,300,000	91,039	2.01

JPMorgan Chase & Co.	1,800,000	87,210	1.92

Freddie Mac	925,000	56,147	1.24

Capital One Financial Corp.	700,000	54,908	1.21

Washington Mutual, Inc.	750,000	31,980.70

Other securities		59,382	1.30

		836,831	18.44

Health care — 13.93%

Aetna Inc.	2,500,000	123,500	2.72

Eli Lilly and Co.	1,075,000	60,071	1.32

Amgen Inc.[1]	1,000,000	55,290	1.22

Pfizer Inc	2,125,000	54,336	1.20

Bristol-Myers Squibb Co.	1,675,000	52,863	1.16

UnitedHealth Group Inc.	1,000,000	51,140	1.13

Abbott Laboratories	950,000	50,872	1.12

Merck & Co., Inc.	1,000,000	49,800	1.10

Cardinal Health, Inc.	700,000	49,448	1.09

AstraZeneca PLC (ADR)	875,000	46,795	1.03

Schering-Plough Corp.	1,250,000	38,050.84

		632,165	13.93

Industrials — 11.87%

General Electric Co.	5,800,000	222,024	4.89

Tyco International Ltd.	2,950,000	99,680	2.20

United Parcel Service, Inc., Class B	750,000	54,750	1.21

United Technologies Corp.	760,000	53,907	1.19

Norfolk Southern Corp.	592,800	31,163.69

Other securities		77,007	1.69

		538,531	11.87

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer discretionary — 8.63%

Lowe’s Companies, Inc.	3,950,000	$ 121,225	2.67%

Omnicom Group Inc.	800,000	42,336.93

Leggett & Platt, Inc.	1,850,000	40,792.90

Harley-Davidson, Inc.	680,000	40,535.89

Carnival Corp., units	650,000	31,701.70

Target Corp.	450,000	28,620.63

TJX Companies, Inc.	1,000,000	27,500.61

Other securities		58,677	1.30

		391,386	8.63

Energy — 5.45%

Schlumberger Ltd.	1,440,000	122,314	2.70

EOG Resources, Inc.	600,000	43,836.97

Royal Dutch Shell PLC, Class A (ADR)	500,000	40,600.89

Other securities		40,326.89

		247,076	5.45

Consumer staples — 4.66%

Wal-Mart Stores, Inc.	3,025,000	145,533	3.21

Walgreen Co.	630,000	27,430.60

Other securities		38,390.85

		211,353	4.66

Telecommunication services — 4.48%

AT&T Inc.	4,031,250	167,297	3.69

Sprint Nextel Corp., Series 1	1,350,000	27,959.61

Other securities		8,234.18

		203,490	4.48

Other — 1.50%

Other securities		68,117	1.50

Miscellaneous — 1.04%

Other common stocks in initial period of acquisition		47,203	1.04

Total common stocks (cost: $3,211,937,000)		4,116,356	90.72

American Funds Insurance Series

Blue Chip Income and Growth Fund

Short-term securities — 9.29%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Coca-Cola Co. 5.19%–5.22% due 7/10–9/13/2007[2]	$53,500	$ 53,249	1.17%

Abbott Laboratories 5.215%–5.23% due 7/2–7/9/2007[2]	24,400	24,377.54

IBM Corp. 5.225% due 8/8/2007[2]	17,800	17,699.39

Hewlett-Packard Co. 5.25%–5.26% due 7/11–7/17/2007[2]	16,800	16,763.37

Freddie Mac 5.12%–5.15% due 8/6–8/13/2007	13,700	13,622.30

Merck & Co., Inc. 5.20% due 8/30/2007	12,200	12,095.27

Wal-Mart Stores, Inc. 5.17% due 8/14/2007[2]	9,800	9,737.21

Fannie Mae 5.115% due 7/20/2007	4,300	4,288.10

International Lease Finance Corp. 5.205% due 7/27/2007	4,000	3,985.09

JPMorgan Chase & Co. 5.20% due 8/15/2007	3,700	3,676.08

Other securities		262,041	5.77

Total short-term securities (cost: $421,501,000)		421,532	9.29

Total investment securities (cost: $3,633,438,000)		4,537,888	100.01

Other assets less liabilities		(232)	(0.01)

Net assets		$4,537,656	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $293,441,000, which represented 6.47% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets

Oracle	2.7%	Schlumberger	1.8%

Fannie Mae	2.1	Citigroup	1.8

General Electric	2.0	Lowe’s Companies	1.7

American International Group	1.9	Nokia	1.7

Intel	1.9	Cisco Systems	1.6

Common stocks — 89.09%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 20.59%

Oracle Corp.[1]	40,855,000	$ 805,252	2.72%

Intel Corp.	23,620,000	561,211	1.90

Nokia Corp.[2]	14,090,000	396,119
			1.67
Nokia Corp. (ADR)	3,470,300	97,550

Cisco Systems, Inc.[1]	16,840,000	468,994	1.58

Microsoft Corp.	15,635,000	460,763	1.56

International Business Machines Corp.	3,725,000	392,056	1.32

Hewlett-Packard Co.	8,400,000	374,808	1.27

Google Inc., Class A1	575,000	300,944	1.02

Texas Instruments Inc.	7,700,000	289,751.98

Flextronics International Ltd.[1]	19,000,000	205,200.69

Other securities		1,741,884	5.88

		6,094,532	20.59

Financials — 12.31%

Fannie Mae	9,688,500	632,950	2.14

American International Group, Inc.	8,200,000	574,246	1.94

Citigroup Inc.	10,425,000	534,698	1.81

Bank of America Corp.	5,880,000	287,473.97

Capital One Financial Corp.	3,099,900	243,156.82

JPMorgan Chase & Co.	4,147,900	200,966.68

Other securities		1,170,560	3.95

		3,644,049	12.31

Health care — 11.87%

Bristol-Myers Squibb Co.	9,360,000	295,402	1.00

Cardinal Health, Inc.	4,100,000	289,624.98

Aetna Inc.	5,700,000	281,580.95

Amgen Inc.[1]	4,986,400	275,698.93

Roche Holding AG2	1,526,000	270,702.91

Abbott Laboratories	4,456,800	238,662.81

Medtronic, Inc.	4,450,000	230,777.78

Other securities		1,632,036	5.51

		3,514,481	11.87

Consumer discretionary — 10.44%

Lowe’s Companies, Inc.	16,660,000	511,295	1.73

Target Corp.	6,060,700	385,461	1.30

Time Warner Inc.	12,686,200	266,918.90

Magna International Inc., Class A	2,295,100	208,831.71

News Corp., Class A	9,515,200	201,817.68

Carnival Corp., units	3,982,100	194,207.66

Other securities		1,322,149	4.46

		3,090,678	10.44

American Funds Insurance Series

Growth-Income Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Energy — 9.26%

Schlumberger Ltd.	6,356,000	$ 539,879	1.82%

Royal Dutch Shell PLC, Class A (ADR)	2,000,000	162,400
Royal Dutch Shell PLC, Class B (ADR)	1,669,391	139,144	1.04
Royal Dutch Shell PLC, Class B2	139,816	5,834

Marathon Oil Corp.	4,670,000	280,013.95

Baker Hughes Inc.	2,659,000	223,702.76

Chevron Corp.	2,563,200	215,924.73

Halliburton Co.	6,030,000	208,035.70

Petro-Canada	3,760,000	201,093.68

Other securities		764,258	2.58

		2,740,282	9.26

Industrials — 9.14%

General Electric Co.	15,800,000	604,824	2.04

Tyco International Ltd.	11,445,300	386,737	1.31

United Technologies Corp.	4,075,000	289,040.98

United Parcel Service, Inc., Class B	3,800,000	277,400.94

Other securities		1,148,657	3.87

		2,706,658	9.14

Consumer staples — 6.31%

PepsiCo, Inc.	4,750,000	308,037	1.04

Altria Group, Inc.	2,975,000	208,666.70

Molson Coors Brewing Co., Class B	2,215,000	204,799.69

Other securities		1,146,154	3.88

		1,867,656	6.31

Telecommunication services — 3.95%

AT&T Inc.	9,500,000	394,250	1.33

Sprint Nextel Corp., Series 1	11,600,000	240,236.81

Other securities		534,141	1.81

		1,168,627	3.95

Materials — 2.05%

Air Products and Chemicals, Inc.	2,660,000	213,784.72

Other securities		393,462	1.33

		607,246	2.05

Utilities — 1.28%

Other securities		377,160	1.28

Miscellaneous — 1.89%

Other common stocks in initial period of acquisition		559,323	1.89

Total common stocks (cost: $19,507,436,000)		26,370,692	89.09

American Funds Insurance Series

Growth-Income Fund

Convertible securities — 0.03%		Market	Percent
		value	of net
		(000)	assets
Other — 0.03%

Other securities		$8,299.03%

Total convertible securities (cost: $7,006,000)		8,299.03

Bonds & notes — 0.04%

Other — 0.04%

Other securities		13,101.04

Total bonds & notes (cost: $12,565,000)		13,101.04

	Principal
Short-term securities — 10.89%	amount
	(000)

Park Avenue Receivables Co., LLC 5.24%–5.25% due 7/23–8/24/2007[3]	$126,637	125,919
Jupiter Securitization Co., LLC 5.23% due 8/30–8/31/2007[3]	101,644	100,745.97
JPMorgan Chase & Co. 5.23% due 8/29/2007	59,000	58,499

Variable Funding Capital Corp. 5.22%–5.255% due 7/11–8/7/2007[3]	227,400	226,670.77

Coca-Cola Co. 5.18%–5.22% due 7/20–9/17/2007[3]	224,700	222,469.75

CAFCO, LLC 5.25% due 7/13/2007[3]	100,000	99,810
Ciesco LLC 5.25% due 8/3/2007[3]	59,300	59,018.71
Citigroup Funding Inc. 5.24% due 7/6/2007	50,000	49,958

IBM Corp. 5.195%–5.225% due 8/2–8/22/2007[3]	161,800	160,782
			.66
IBM Capital Inc. 5.22% due 9/18/2007[3]	36,500	36,083

AT&T Inc. 5.23%–5.27% due 7/26–8/29/2007[3]	152,400	151,619.51

Bank of America Corp. 5.215%–5.26% due 7/10–9/5/2007	123,400	122,808
			.49
Ranger Funding Co. LLC 5.27% due 9/13/2007[3]	25,000	24,722

Edison Asset Securitization LLC 5.23%–5.25% due 7/17–8/27/2007[3]	120,800	120,160.41

Fannie Mae 5.115%–5.155% due 7/20–9/19/2007	108,290	107,625.36

Abbott Laboratories 5.215%–5.23% due 7/6–7/16/2007[3]	103,000	102,860.35

Hewlett-Packard Co. 5.26% due 7/18–7/25/2007[3]	78,700	78,441.26

American General Finance Corp. 5.20% due 10/3/2007	35,000	34,524.12

PepsiCo Inc. 5.20% due 7/19/2007[3]	22,800	22,737
			.11
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007[3]	9,350	9,335

Other securities		1,310,085	4.42

Total short-term securities (cost: $3,224,610,000)		3,224,869	10.89

Total investment securities (cost: $22,751,617,000)	29,616,961		100.05

Other assets less liabilities		(15,584)	(.05)

Net assets	$29,601,377		100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,061,057,000.

3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $2,307,352,000, which represented 7.79% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2007			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets

Fannie Mae	2.8%	Boeing	1.8%

Microsoft	2.1	BHP Billiton	1.6

Suncor Energy	2.1	Chevron	1.5

Schlumberger	2.0	Medtronic	1.5

Altria Group	1.9	Lowe’s Companies	1.5

Common stocks — 72.22%		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 10.75%

Fannie Mae	3,645,000	$238,128	2.77%

Freddie Mac	1,450,000	88,015	1.03

Citigroup Inc.	1,475,000	75,653.88

JPMorgan Chase & Co.	1,500,000	72,675.85

Société Générale[1]	350,000	64,678.75

Bank of America Corp.	1,250,000	61,112.71

Other securities		322,835	3.76

		923,096	10.75

Energy — 10.31%

Suncor Energy Inc.	1,964,429	177,652	2.07

Schlumberger Ltd.	2,059,800	174,959	2.04

Chevron Corp.	1,534,328	129,252	1.51

Petro-Canada	2,150,000	114,987	1.34

Marathon Oil Corp.	1,200,000	71,952.84

Rosetta Resources Inc.[2,3,4]	2,970,000	63,974.74

Cameco Corp.	1,200,000	61,069.71

Other securities		90,986	1.06

		884,831	10.31

Health care — 9.37%

Medtronic, Inc.	2,450,000	127,057	1.48

Wyeth	1,950,000	111,813	1.30

Endo Pharmaceuticals Holdings Inc.[3]	2,500,000	85,575	1.00

Johnson & Johnson	1,225,000	75,484.88

Cardinal Health, Inc.	1,000,000	70,640.82

Roche Holding AG1	387,000	68,651.80

Eli Lilly and Co.	1,200,000	67,056.78

Abbott Laboratories	1,250,000	66,937.78

Bristol-Myers Squibb Co.	2,000,000	63,120.74

Other securities		67,761.79

		804,094	9.37

Information technology — 9.35%

Microsoft Corp.	6,150,000	181,240	2.11

Nokia Corp. (ADR)	3,360,000	94,450	1.10

International Business Machines Corp.	800,000	84,200.98

Cisco Systems, Inc.[3]	3,000,000	83,550.98

Hewlett-Packard Co.	1,500,000	66,930.78

Intel Corp.	2,500,000	59,400.69

Oracle Corp.[3]	3,000,000	59,130.69

Other securities		173,518	2.02

		802,418	9.35

American Funds Insurance Series

Asset Allocation Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer discretionary — 7.21%

Lowe’s Companies, Inc.	4,110,000	$ 126,136	1.47%

Johnson Controls, Inc.	800,000	92,616	1.08

Best Buy Co., Inc.	1,705,350	79,589.93

Target Corp.	1,150,000	73,140.85

Kohl’s Corp.[3]	900,000	63,927.75

Carnival Corp., units	1,200,000	58,524.68

Other securities		124,722	1.45

		618,654	7.21

Industrials — 6.26%

Boeing Co.	1,650,000	158,664	1.85

General Electric Co.	2,225,000	85,173.99

Deere & Co.	640,000	77,274.90

Other securities		216,434	2.52

		537,545	6.26

Materials — 5.86%

BHP Billiton Ltd.[1]	4,615,000	137,989	1.61

Newmont Mining Corp.	2,365,000	92,377	1.08

Alcoa Inc.	2,000,000	81,060.94

Other securities		191,530	2.23

		502,956	5.86

Consumer staples — 4.23%

Altria Group, Inc.	2,300,000	161,322	1.88

Coca-Cola Co.	1,500,000	78,465.91

PepsiCo, Inc.	1,000,000	64,850.76

C&C Group PLC[1]	4,327,519	58,049.68

		362,686	4.23

Telecommunication services — 2.94%

Vodafone Group PLC[1]	20,000,000	67,242.78

Sprint Nextel Corp., Series 1	3,000,000	62,130.72

Other securities		123,533	1.44

		252,905	2.94

Utilities — 1.35%

Reliant Energy, Inc.[3]	3,250,000	87,588	1.02

Other securities		28,130.33

		115,718	1.35

Miscellaneous — 4.59%

Other common stocks in initial period of acquisition		393,590	4.59

Total common stocks (cost: $4,612,856,000)		6,198,493	72.22

American Funds Insurance Series

Asset Allocation Fund

Preferred stocks — 0.15%		Market	Percent
		value	of net
		(000)	assets
Other — 0.15%

Other securities		$13,239.15%

Total preferred stocks (cost: $13,196,000)		13,239.15

Rights & warrants — 0.00%

Other — 0.00%

Other securities		0.00

Total rights & warrants (cost: $117,000)		0.00

	Principal
Bonds & notes — 21.70%	amount
	(000)
Mortgage-backed obligations[5] — 6.56%

Fannie Mae, Series 2001-T10, Class A-1, 0%–7.00% 2009–2041	$183,604	178,102	2.08

Freddie Mac 5.00%–7.50% 2016–2037	74,024	73,215.85

Other securities		311,520	3.63

		562,837	6.56

U.S. government & government agency bonds & notes — 5.94%

U.S. Treasury:
3.875% 2010	164,000	159,106
4.875% 2012	95,000	94,889	5.37
3.375%–9.25% 2008–2036	193,625	206,574

Fannie Mae 5.25%–6.25% 2012–2029	15,375	15,691.18

Freddie Mac 4.875% 2008	1,170	1,164.01

Other securities		31,920.38

		509,344	5.94

Consumer discretionary — 2.14%

Other securities		183,303	2.14

Financials — 1.65%

Other securities		141,831	1.65

Industrials — 0.98%

Other securities		84,377.98

Other — 4.43%

Cisco Systems, Inc. 5.25% 2011	2,375	2,363.03

Other securities		378,252	4.40

		380,615	4.43

Total bonds & notes (cost: $1,885,540,000)		1,862,307	21.70

American Funds Insurance Series

Asset Allocation Fund

Short-term securities — 5.99%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

CAFCO, LLC 5.23%–5.26% due 7/12–9/21/2007[2,6]	$69,600	$ 69,149.81%

Edison Asset Securitization LLC 5.23%–5.24% due 7/23–8/20/2007[2]	56,000	55,657.65

Coca-Cola Co. 5.19%–5.23% due 7/16–8/21/2007[2]	32,700	32,573.38

IBM Corp. 5.19% due 7/2/2007[2]	31,325	31,316.36

Hewlett-Packard Co. 5.26% due 7/11/2007[2]	25,000	24,960.29

Abbott Laboratories 5.21% due 7/9/2007[2]	20,000	19,974.23

Fannie Mae 5.11% due 8/22/2007	5,400	5,362.06

Other securities		275,623	3.21

Total short-term securities (cost: $514,586,000)		514,614	5.99

Total investment securities (cost: $7,026,295,000)		8,588,653	100.06

Other assets less liabilities		(5,516)	(.06)

Net assets		$8,583,137	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliate
	Beginning			Ending	income	at 6/30/07
Company	shares	Purchases	Sales	shares	(000)	(000)

Rosetta Resources Inc.[2,3]	2,970,000	—	—	2,970,000	—	$63,974

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $756,279,000.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $782,848,000, which represented 9.12% of the net assets of the fund.

3 Security did not produce income during the last 12 months.

4 Represents an affiliated company as defined under the Investment Company Act of 1940.

5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund
Summary investment portfolio June 30, 2007			unaudited

Largest holdings (by issuer)	Percent of net assets		Percent of net assets
U.S. Treasury	9.8%	General Motors Acceptance	1.2%

Fannie Mae	4.5	General Motors	1.2

Freddie Mac	2.2	Washington Mutual	.9

Federal Home Loan Bank	1.8	Ford Motor	.9

Japan Government	1.5	Sprint Nextel	.8

Bonds & notes — 80.59%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
U.S. government & government agency bonds & notes — 14.04%

U.S. Treasury:
4.375% 2008	$ 30,000	$ 29,902
4.50% 2011	93,793	92,225
4.875% 2011	31,395	31,349
4.25% 2013	147,375	142,308	9.83%
4.50% 2016	81,175	78,226
4.50% 2036	37,519	33,978
3.875%–10.375% 2009–2012	20,020	19,902

Federal Home Loan Bank:
5.125% 2008	16,885	16,866
5.25% 2008	45,615	45,583	1.75
4.625%–5.625% 2007–2016	13,770	13,763

Freddie Mac 4.00% 2007	50,685	50,612	1.16

Fannie Mae:
5.25% 2012	16,000	15,824
4.625% 2013	20,000	19,120
			1.08
5.25% 2007	7,000	7,000
1.75% 2008	¥640,000	5,231

Other securities		9,429.22

		611,318	14.04

Financials — 13.49%

Residential Capital Corp. 6.00%–7.187% 2009–2015[1,2]	$ 30,585	30,063
			1.24
General Motors Acceptance Corp. 6.625%–7.56% 2011–2014[2]	24,580	24,209

Ford Motor Credit Co. 9.75% 2010	14,500	15,151.35

Citigroup Inc. 4.125% 2010	3,000	2,912.07

Other securities		515,082	11.83

		587,417	13.49

Mortgage-backed obligations[3] — 11.76%

Fannie Mae:
6.00% 2027	23,966	23,845
5.50% 2033	17,274	16,740	3.33
4.50%–11.977% 2010–2042[2]	106,112	104,521

Freddie Mac 0%–6.00% 2015–2037	48,835	45,650	1.05

Other securities		321,185	7.38

		511,941	11.76

American Funds Insurance Series

Bond Fund

Bonds & notes	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Non-U.S. government bonds & notes — 9.65%

Japanese Government:
1.70% 2016	¥2,960,550	$ 23,812
			1.54%
0.90%–2.30% 2008–2035	5,297,600	42,908

Singapore (Republic of) 3.125% 2011	S$28,825	19,209.44

Israeli Government 6.50% 2016	ILS70,755	17,890.41

South Korean Government 5.25% 2015	KRW17,265,710	18,390.42

Spanish Government 4.25% 2007	€22,200	30,044.69

German Government 5.25% 2008	17,060	23,200.53

Polish Government 5.75% 2010	PLN52,630	19,133.44

United Kingdom 4.75% 2015	£9,596	18,263.42

Hungarian Government 7.25% 2012	HUF3,162,120	17,685.41

Swedish Government 5.00% 2009	Skr164,645	24,354.56

Other securities		164,935	3.79

		419,823	9.65

Consumer discretionary — 9.64%

General Motors Corp.:
8.80% 2021	$19,360	18,392
7.25% 2013	€1,000	1,321	1.17
7.125%–9.40% 2011–2033	$32,875	31,104

Other securities		368,805	8.47

		419,622	9.64

Telecommunication services — 4.74%

Nextel Communications, Inc.:
Series E, 6.875% 2013	16,720	16,610
			.80
Series D, 7.375% 2015	17,975	17,983

Verizon Communications Inc. 5.50% 2017	16,385	15,821.36

Other securities		155,709	3.58

		206,123	4.74

Industrials — 4.38%

Other securities		190,853	4.38

Energy — 2.49%

Other securities		108,313	2.49

Materials — 2.40%

Other securities		104,303	2.40

Utilities — 2.01%

Other securities		87,479	2.01

Asset-backed obligations — 1.90%

Other securities		82,757	1.90

Information technology — 1.64%

Other securities		71,208	1.64

American Funds Insurance Series

Bond Fund

Bonds & notes		Market	Percent
		value	of net
		(000)	assets
Health care — 1.58%

Other securities		$68,660	1.58%

Other — 0.87%

Other securities		37,985.87

Total bonds & notes (cost: $3,511,175,000)		3,507,802	80.59

Convertible securities — 0.21%
Consumer discretionary — 0.21%

Other securities		9,062.21

Total convertible securities (cost: $7,428,000)		9,062.21

Preferred stocks — 3.02%
	Shares
Financials — 3.02%

MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred	20,148,000	19,747.45

Sumitomo Mitsui Banking Corp. 6.078%[1]	15,908,000	15,383.35

Fannie Mae, Series O, 7.495%[1]	100,000	5,209.12

Other securities		91,334	2.10

Total preferred stocks (cost: $132,392,000)		131,673	3.02

Common stocks — 0.28%
Other — 0.16%

Other securities		6,961.16

Miscellaneous — 0.12%

Other common stocks in initial period of acquisition		5,237.12

Total common stocks (cost: $10,258,000)		12,198.28

Rights & warrants — 0.00%
Other — 0.00%

Other securities		3.00

Total rights & warrants (cost: $52,000)		3.00

American Funds Insurance Series

Bond Fund

Short-term securities — 14.73%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Clipper Receivables Co., LLC 5.23%–5.25% due 7/23–9/4/2007[1]	$48,800	$ 48,569	1.12%

Johnson & Johnson 5.18%–5.20% due 7/9–8/23/2007[1]	48,600	48,361	1.11

CAFCO, LLC 5.25%–5.26% due 7/19–8/2/2007[1,4]	45,000	44,814	1.03

IBM Corp. 5.18%–5.23% due 7/13–8/9/2007[1]	43,700	43,485	1.00

Hewlett-Packard Co. 5.26%–5.28% due 7/11–7/31/2007[1]	35,000	34,915.80

Honeywell International Inc. 5.22%–5.23% due 7/18–7/30/2007[1]	35,000	34,891.80

Coca-Cola Co. 5.23% due 7/24–8/8/2007[1]	31,000	30,859.71

Wal-Mart Stores, Inc. 5.20% due 8/28/2007[1]	30,500	30,242.70

Bank of America Corp. 5.25% due 7/24–7/27/2007	20,100	20,023.69

Variable Funding Capital Corp. 5.25% due 8/17/2007[1]	30,000	29,790
			.68
Ranger Funding Co. LLC 5.26% due 7/12/2007[1]	10,000	9,982

NetJets Inc. 5.22% due 8/29/2007[1]	28,500	28,259.65

E.I. duPont de Nemours and Co. 5.22% due 7/31/2007[1]	27,975	27,849.64

Paccar Financial Corp. 5.21% due 7/16/2007	25,700	25,641.59

Medtronic Inc. 5.22%–5.23% due 7/10–7/11/2007[1]	25,000	24,963.57

Harvard University 5.20% due 8/7/2007[4]	25,000	24,857.57

McCormick & Co., Inc. 5.22% due 7/18/2007[1]	24,000	23,937.55

Proctor & Gamble International Funding S.C.A. 5.21% due 8/6/2007[1,4]	17,200	17,109.39

Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007[1]	16,300	16,274.37

Three Pillars Funding, LLC 5.37% due 7/2/2007[1]	15,100	15,093.35

Abbott Laboratories 5.21% due 7/9/2007[1]	15,000	14,980.34

Other securities		46,481	1.07

Total short-term securities (cost: $641,356,000)		641,374	14.73

Total investment securities (cost: $4,302,661,000)		4,302,112	98.83

Other assets less liabilities		50,778	1.17

Net assets		$4,352,890	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

“Miscellaneous” and “Other securities” include securities (with aggregate value of $2,276,000) which were valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $1,222,278,000, which represented 28.08% of the net assets of the fund.

2 Coupon rate may change periodically.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2007			unaudited

Largest holdings (by issuer)	Percent of net assets		Percent of net assets

General Motors	1.9%	Dobson Communications	1.1%

Charter Communications	1.9	DigitalGlobe	1.1

Edison International	1.6	Continental Airlines	1.0

Williams Companies	1.4	Univision Communications	1.0

Ford Motor	1.4	Nielsen Co.	.9

Bonds & notes — 83.24%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Consumer discretionary — 24.67%

General Motors Corp.:
7.125% 2013	$6,335	$5,963
7.25% 2013	€400	528
7.70% 2016	$ 8,425	7,856	1.91%
8.80% 2021	7,957	7,559
7.20%–9.40% 2011–2033	3,212	3,063

Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[1,2]	7,225	7,173
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	7,008	7,166
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.
8.00%–8.375% 2012–2014[3]	4,125	4,206
			1.89
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	3,700	3,880
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp.
12.125%–13.50% 2011–2012	2,050	2,129
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	175

Univision Communications Inc. 9.75% 2015[3,4]	10,060	9,985.76

Young Broadcasting Inc. 10.00% 2011	7,467	7,467.57

Michaels Stores, Inc. 10.00% 2014[3]	6,100	6,283.48

Bon-Ton Department Stores, Inc. 10.25% 2014	5,750	5,851.45

CanWest Media Inc., Series B, 8.00% 2012	5,626	5,612.43

Burlington Coat Factory Warehouse Corp. 11.125% 2014	5,575	5,463.42

Ford Capital BV 9.50% 2010	200	204
			.35
Ford Motor Co. 6.50% 2018	5,439	4,433

Other securities		227,500	17.41

		322,496	24.67

Industrials — 11.91%

Continental Airlines, Inc. 6.545%–8.75% 2011–2022[2]	11,821	12,077
			1.00
Calair LLC and Calair Capital Corp. 8.125% 2008	1,000	1,009

Hawker Beechcraft 8.875% 2015[3,4]	8,110	8,373.64

Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[3]	7,600	8,075.62

Alion Science and Technology Corp. 10.25% 2015	5,190	5,385.41

Other securities		120,700	9.24

		155,619	11.91

Telecommunication services — 9.36%

Dobson Cellular Systems, Inc., Series B, 8.375%–9.875% 2011–2012	4,950	5,326
Dobson Communications Corp. 8.875% 2013	3,712	3,898
			.93
American Cellular Corp., Term Loan B, 7.36% 2014[1,2]	2,544	2,544
American Cellular Corp., Series B, 10.00% 2011	399	420

American Tower Corp. 7.125% 2012	8,115	8,338.64

Triton PCS, Inc. 8.50% 2013	6,625	6,807.52

MetroPCS Wireless, Inc. 9.25% 2014[3]	6,250	6,484.50

Windstream Corp. 8.125% 2013	5,725	6,011.46

Rural Cellular Corp. 8.36% 2013[1,3]	5,675	5,675.44

Nextel Communications, Inc., Series D, 7.375% 2015	5,250	5,252.40

Other securities		71,539	5.47

		122,294	9.36

American Funds Insurance Series

High-Income Bond Fund

Bonds & notes	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Materials — 6.68%

Georgia Gulf Corp. 9.50% 2014	$ 5,765	$ 5,765.44%

Building Materials Corp. of America 7.75% 2014	5,675	5,533.42

Other securities		75,985	5.82

		87,283	6.68

Financials — 6.08%

Ford Motor Credit Co. 5.80%–9.875% 2009–2012[1]	10,600	10,678.82

Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,3]	7,600	7,360.56

Other securities		61,389	4.70

		79,427	6.08

Information technology — 5.23%

Hughes Communications, Inc. 9.50% 2014	9,150	9,607.73

Sanmina-SCI Corp. 8.125% 2016	9,350	8,742.67

NXP BV and NXP Funding LLC 9.50% 2015	7,895	7,816.60

SunGard Data Systems Inc. 9.125% 2013	6,984	7,185.55

Serena Software, Inc. 10.375% 2016	5,050	5,467.42

Other securities		29,584	2.26

		68,401	5.23

Health care — 4.53%

HealthSouth Corp. 10.75% 2016	7,705	8,398.64

HCA Inc., Term Loan B, 7.60% 2013[1,2]	7,612	7,668.59

Warner Chilcott Corp. 8.75% 2015	5,187	5,356.41

Other securities		37,783	2.89

		59,205	4.53

Energy — 4.36%

Williams Companies, Inc.:
8.75% 2032	6,325	7,353
6.375%–8.125% 2010–2021[1,3]	4,650	4,860
			1.43
Williams Partners L.P. and Williams Partners Finance Corp. 7.25%–7.50% 2011–2017	5,350	5,489
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,025

Enterprise Products Operating LP 7.034% 2068[1]	5,925	5,722.44

Other securities		32,594	2.49

		57,043	4.36

Utilities — 3.47%

Edison Mission Energy:
7.20% 2019[3]	5,725	5,410
7.00%–7.75% 2013–2027[3]	13,425	13,061	1.59
Midwest Generation, LLC, Series B, 8.56% 2016[2]	2,108	2,249

Other securities		24,609	1.88

		45,329	3.47

Consumer staples — 3.41%

Other securities		44,562	3.41

American Funds Insurance Series

High-Income Bond Fund

Bonds & notes	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Mortgage-backed obligations[2] — 1.81%

Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[3]	$5,970	$ 5,959.46%

American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[3]	6,050	5,835.45

Other securities		11,808.90

		23,602	1.81

Non-U.S. government bonds & notes — 1.67%

Other securities		21,883	1.67

Other — 0.06%

Other securities		744.06

Total bonds & notes (cost: $1,078,022,000)		1,087,888	83.24

Convertible securities — 0.65%
	Shares
Consumer discretionary — 0.50%

Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	75,000	2,892.22

Other securities		3,571.28

		6,463.50

Other — 0.15%

Other securities		2,000.15

Total convertible securities (cost: $6,264,000)		8,463.65

American Funds Insurance Series

High-Income Bond Fund

Preferred stocks — 2.34%		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 2.34%

Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,3]	6,114,000	$ 6,360.49%

Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,3]	5,500,000	5,719.44

Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,3]	5,370,000	5,365.41

Other securities		13,114	1.00

Total preferred stocks (cost: $27,217,000)		30,558	2.34

Common stocks — 2.28%
Industrials — 1.13%

DigitalGlobe Inc.[3,5,6]	3,677,578	14,710	1.13

Telecommunication services — 0.44%

Dobson Communications Corp., Class A5	237,211	2,635.20

Other securities		3,193.24

		5,828.44

Other — 0.47%

Other securities		6,096.47

Miscellaneous — 0.24%

Other common stocks in initial period of acquisition		3,179.24

Total common stocks (cost: $15,280,000)		29,813	2.28

Rights & warrants — 0.00%
Other — 0.00%

Other securities		1.00

Total rights & warrants (cost: $428,000)		1.00

American Funds Insurance Series

High-Income Bond Fund

Short-term securities — 9.83%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Freddie Mac 5.125% due 7/9/2007	$20,700	$ 20,674	1.58%

Coca-Cola Co. 5.23% due 7/20/2007[3]	16,000	15,954	1.22

Procter & Gamble International Funding S.C.A. 5.22% due 7/26/2007[3]	15,700	15,644	1.20

Three Pillars Funding, LLC 5.37% due 7/2/2007[3]	14,900	14,893	1.14

CAFCO, LLC 5.25% due 7/12/2007[3]	14,700	14,674	1.12

Medtronic Inc. 5.23% due 7/17/2007[3]	13,250	13,217	1.01

Hewlett-Packard Co. 5.26% due 7/18/2007[3]	10,000	9,974.76

Ranger Funding Co. LLC 5.25% due 8/8/2007[3,7]	8,900	8,852.68

Federal Home Loan Bank 5.14%–5.143% due 7/25/2007[7]	8,570	8,540.66

Becton, Dickinson and Co. 5.21% due 7/12/2007	6,033	6,023.46

Total short-term securities (cost: $128,437,000)		128,445	9.83

Total investment securities (cost: $1,255,648,000)		1,285,168	98.34

Other assets less liabilities		21,762	1.66

Net assets		$1,306,930	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Coupon rate may change periodically.

2 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $382,464,000, which represented 29.26% of the net assets of the fund.

4 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

5 Security did not produce income during the last 12 months.

6 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $19,069,000.

7 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities at market:
Unaffiliated issuers	$218,924	$5,081,133	$3,945,502	$28,713,203	$10,487,649	$1,627,811

Affiliated issuers	—	—	92,915	679,740	—	—

Cash denominated in non-U.S. currencies	10	319	17,360	9,654	1,665	—

Cash	90	152	153	134	68	218

Receivables for:
Sales of investments	948	1,620	11,925	744,535	3,615	14,861

Sales of fund’s shares	314	6,351	2,611	6,222	3,272	2,344

Open forward currency contracts	—	—	—	—	—	—

Closed forward currency contracts	—	—	—	—	—	—

Dividends and interest	120	7,751	1,811	19,061	13,682	6,244

Other assets	—	—	551	—	—	—

	220,406	5,097,326	4,072,828	30,172,549	10,509,951	1,651,478

Liabilities:
Payables for:
Purchases of investments	664	39,358	29,294	425,993	75,352	5,781

Repurchases of fund’s shares	1	271	1,317	39,928	15,458	7

Open forward currency contracts	—	—	—	—	—	—

Closed forward currency contracts	—	—	—	—	—	—

Investment advisory services	94	1,966	2,055	7,001	3,743	913

Distribution services	38	957	757	5,051	1,761	300

Deferred trustees’ compensation	1	57	32	831	365	11

Other	2	1,433	399	435	4,148	1,434

	800	44,042	33,854	479,239	100,827	8,446

Net assets at June 30, 2007
(total: $102,121,028)	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Investment securities at cost:
Unaffiliated issuers	$177,018	$3,955,292	$2,708,496	$22,116,483	$7,839,744	$1,140,525

Affiliated issuers	—	—	$81,727	$533,006	—	—

Cash denominated in non-U.S. currencies at cost	$10	$319	$17,277	$9,654	$1,665	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$171,811	$3,707,432	$2,671,778	$21,142,040	$6,885,580	$1,095,052

Undistributed (distributions in excess of)
net investment income	1,185	45,001	(61,758)	101,777	101,284	2,869

Undistributed (accumulated) net realized gain (loss)	4,704	176,303	180,992	1,706,842	778,302	59,150

Net unrealized appreciation (depreciation)	41,906	1,124,548	1,247,962	6,742,651	2,643,958	485,961

Net assets at June 30, 2007	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032

Shares of beneficial interest issued and
outstanding — unlimited shares authorized:
Class 1:
Net assets (total: $15,848,608)	$31,239	$367,353	$295,812	$5,043,419	$1,720,001	$150,814

Shares outstanding	2,209	15,011	10,786	75,690	72,885	6,531

Net asset value per share	$14.14	$24.47	$27.43	$66.63	$23.60	$23.09

Class 2:
Net assets (total: $85,085,936)	$188,367	$4,685,931	$3,743,162	$24,198,165	$8,564,874	$1,492,218

Shares outstanding	13,391	192,659	137,841	366,150	364,422	65,121

Net asset value per share	$14.07	$24.32	$27.16	$66.09	$23.50	$22.91

Class 3:
Net assets (total: $1,186,484)	—	—	—	$451,726	$124,249	—

Shares outstanding	—	—	—	6,785	5,271	—

Net asset value per share	—	—	—	$66.57	$23.57	—

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

								unaudited
					(dollars and shares in thousands, except per-share amounts)
							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$4,537,888	$1,348,157	$29,616,961	$8,524,679	$4,302,112	$122,490	$1,285,168	$727,229	$504,885
—	—	—	63,974	—	—	—	—	—
—	168	6	—	—	—	—	—	—
116	184	87	5	21	107	120	41	177

—	6,644	41,549	36,143	22,416	4,043	9,936	37,577	—
2,221	9,203	9,098	12,483	38,632	1,798	1,936	1,399	1,954
—	—	—	—	1,318	67	—	—	—
—	—	—	—	256	126	—	—	—
3,505	5,072	21,210	32,220	53,670	1,877	21,804	5,668	66
—	—	—	—	—	—	—	—	—

4,543,730	1,369,428	29,688,911	8,669,504	4,418,425	130,508	1,318,964	771,914	507,082

3,396	3,087	59,085	82,301	63,137	10,367	10,432	80,615	—
347	—	16,848	375	111	—	525	103	1,435
—	—	—	3	77	21	38	—	—
—	—	—	—	—	18	—	—	—
1,393	610	5,717	1,951	1,255	47	460	230	114
904	254	4,883	1,486	817	19	207	97	77
34	1	952	221	47	—*	89	72	36
—*	19	49	30	91	2	283	—*	—*

6,074	3,971	87,534	86,367	65,535	10,474	12,034	81,117	1,662

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$3,633,438	$1,255,091	$22,751,617	$6,977,814	$4,302,661	$123,100	$1,255,648	$735,529	$504,868

—	—	—	$48,481	—	—	—	—	—

—	$167	$6	—	—	—	—	—	—

$3,500,920	$1,231,835	$22,030,293	$6,701,850	$4,248,095	$119,064	$1,364,467	$693,703	$495,347

36,090	13,156	242,063	101,447	102,874	1,436	41,251	15,382	10,060
96,196	27,370	463,623	217,440	1,155	95	(128,283)	(9,988)	(4)
904,450	93,096	6,865,398	1,562,400	766	(561)	29,495	(8,300)	17

$4,537,656	$1,365,457	$29,601,377	$8,583,137	$4,352,890	$120,034	$1,306,930	$690,797	$505,420

$163,056	$69,790	$5,759,327	$1,333,399	$287,974	$17,269	$294,303	$207,611	$107,241
13,251	5,886	129,849	69,847	25,277	1,663	23,320	18,099	9,306
$12.30	$11.86	$44.35	$19.09	$11.39	$10.38	$12.62	$11.47	$11.52

$4,374,600	$1,295,667	$23,388,612	$7,173,295	$4,064,916	$102,765	$981,540	$453,524	$378,300
358,273	109,542	530,953	378,481	360,191	9,915	78,436	39,796	32,985
$12.21	$11.83	$44.05	$18.95	$11.29	$10.36	$12.51	$11.40	$11.47

—	—	$453,438	$76,443	—	—	$31,087	$29,662	$19,879
—	—	10,232	4,008	—	—	2,464	2,586	1,726
—	—	$44.32	$19.07	—	—	$12.62	$11.47	$11.52

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$ 1,455	$ 48,052	$ 15,595	$ 149,514	$ 125,644	$ 15,215

Interest	702	16,366	4,849	30,777	11,337	6,820

	2,157	64,418	20,444	180,291	136,981	22,035

Fees and expenses[3]:
Investment advisory services	579	12,312	12,328	44,808	23,472	5,559

Distribution services — Class 2	212	5,380	4,041	29,537	9,701	1,619

Distribution services — Class 3	—	—	—	400	109	—

Transfer agent services	—[4]	2	1	9	3	1

Reports to shareholders	3	76	57	464	157	23

Registration statement and prospectus	1	30	23	188	63	9

Postage, stationery and supplies	1	27	20	170	57	8

Trustees’ compensation	1	23	16	195	75	6

Auditing and legal	4	13	19	47	23	15

Custodian	11	305	408	403	1,066	322

State and local taxes	2	42	31	258	86	13

Other	2	13	23	47	31	16

Total fees and expenses before waiver	816	18,223	16,967	76,526	34,843	7,591

Less waiver of fees and expenses:
Investment advisory services	58	1,232	1,233	4,481	2,347	556

Total fees and expenses after waiver	758	16,991	15,734	72,045	32,496	7,035

Net investment income	1,399	47,427	4,710	108,246	104,485	15,000

Net realized gain (loss) and unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments[2]	4,775	177,518	182,958	1,713,818	776,623	59,773

Non-U.S. currency transactions	(3)	84	(684)	(1,347)	3,553	(281)

	4,772	177,602	182,274	1,712,471	780,176	59,492

Net unrealized appreciation (depreciation) on:
Investments	11,688	223,934	493,089	1,058,875	269,400	142,135

Non-U.S. currency translations	(6)	56	99	(702)	(55)	13

	11,682	223,990	493,188	1,058,173	269,345	142,148

Net realized gain (loss) and unrealized
appreciation (depreciation) on investments
and non-U.S. currency	16,454	401,592	675,462	2,770,644	1,049,521	201,640

Net increase in net assets resulting from operations	$17,853	$449,019	$680,172	$2,878,890	$1,154,006	$216,640

1 Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

2 Additional information related to affiliated transactions is included in the Notes to Financial Statements.

3 Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

4 Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

								unaudited
							(dollars in thousands)
							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$ 40,807	$13,950	$ 219,889	$ 50,712	$ 834	$ —	$ 880	$—	$—
9,423	4,054	88,472	71,785	115,823	1,696	46,190	17,570	11,284

50,230	18,004	308,361	122,497	116,657	1,696	47,070	17,570	11,284

8,896	3,449	36,638	12,385	7,911	192	2,942	1,512	682
5,158	1,179	28,866	8,371	4,609	67	1,138	532	387
—	—	406	68	—	—	30	28	16
1	—[4]	9	2	1	—[4]	—[4]	—[4]	—[4]
71	15	460	130	64	1	20	11	7
29	6	187	53	26	—[4]	9	5	3
26	5	169	47	23	—[4]	7	4	2
19	3	207	53	20	—[4]	14	10	5
6	3	43	11	5	3	2	1	—[4]
5	77	250	62	107	8	8	2	—[4]
39	8	256	73	37	—[4]	12	6	4
7	5	48	17	10	2	2	2	1

14,257	4,750	67,539	21,272	12,813	273	4,184	2,113	1,107

890	532	3,664	1,238	791	19	294	151	68

13,367	4,218	63,875	20,034	12,022	254	3,890	1,962	1,039

36,863	13,786	244,486	102,463	104,635	1,442	43,180	15,608	10,245

99,732	27,835	488,527	222,734	6,013	(50)	4,279	(740)	—[4]
—	(228)	439	(327)	1,144	149	(182)	—	—

99,732	27,607	488,966	222,407	7,157	99	4,097	(740)	—[4]

168,760	42,571	1,467,557	277,131	(54,912)	(715)	(4,604)	(9,256)	6
—	17	(247)	206	979	60	69	—	—

168,760	42,588	1,467,310	277,337	(53,933)	(655)	(4,535)	(9,256)	6

268,492	70,195	1,956,276	499,744	(46,776)	(556)	(438)	(9,996)	6

$305,355	$83,981	$2,200,762	$602,207	$ 57,859	$ 886	$42,742	$ 5,612	$10,251

American Funds Insurance Series

	Global Discovery Fund		Global Growth Fund

Statements of changes in net assets	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$ 1,399	$ 1,365	$ 47,427	$ 59,518

Net realized gain on investments and non-U.S. currency transactions	4,772	7,701	177,602	267,086

Net unrealized appreciation on investments and non-U.S. currency translations	11,682	14,780	223,990	325,522

Net increase in net assets resulting from operations	17,853	23,846	449,019	652,126

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain:
Class 1	(7)	(271)	(4,843)	(2,252)

Class 2	(39)	(1,137)	(55,876)	(27,641)

Class 3	—	—	—	—

Total dividends from net investment income and non-U.S. currency gains	(46)	(1,408)	(60,719)	(29,893)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(190)	(558)	(1,007)	—

Class 2	(1,133)	(2,896)	(13,287)	—

Class 3	—	—	—	—

Long-term net realized gains:
Class 1	(103)	(465)	(13,121)	—

Class 2	(620)	(2,418)	(173,088)	—

Class 3	—	—	—	—

Total distributions from net realized gain on investments	(2,046)	(6,337)	(200,503)	—

Total dividends and distributions paid to shareholders	(2,092)	(7,745)	(261,222)	(29,893)

Capital share transactions:
Class 1:
Proceeds from shares sold	2,508	3,836	82,888	53,477

Proceeds from reinvestment of dividends and distributions	300	1,294	18,971	2,252

Cost of shares repurchased	(2,362)	(2,250)	(23,294)	(25,878)

Net increase from Class 1 transactions	446	2,880	78,565	29,851

Class 2:
Proceeds from shares sold	28,689	46,346	304,377	844,863

Proceeds from reinvestment of dividends and distributions	1,792	6,451	242,251	27,641

Cost of shares repurchased	(5,821)	(4,507)	(52,922)	(54,850)

Net increase from Class 2 transactions	24,660	48,290	493,706	817,654

Class 3:
Proceeds from shares sold	—	—	—	—

Proceeds from reinvestment of dividends and distributions	—	—	—	—

Cost of shares repurchased	—	—	—	—

Net (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	25,106	51,170	572,271	847,505

Total increase in net assets	40,867	67,271	760,068	1,469,738
Net assets:
Beginning of period	178,739	111,468	4,293,216	2,823,478

End of period	$219,606	$178,739	$5,053,284	$4,293,216

Undistributed (distributions in excess of) net investment income	$1,185	$(168)	$45,001	$58,293

Shares of beneficial interest:
Class 1:
Shares sold	186	309	3,338	2,469

Shares issued on reinvestment of dividends and distributions	21	101	769	113

Shares repurchased	(172)	(186)	(959)	(1,224)

Net increase (decrease) in shares outstanding	35	224	3,148	1,358

Class 2:
Shares sold	2,123	3,786	12,569	39,535

Shares issued on reinvestment of dividends and distributions	127	502	9,884	1,402

Shares repurchased	(430)	(376)	(2,197)	(2,587)

Net increase in shares outstanding	1,820	3,912	20,256	38,350

Class 3:
Shares sold	—	—	—	—

Shares issued on reinvestment of dividends and distributions	—	—	—	—

Shares repurchased	—	—	—	—

Net (decrease) in shares outstanding	—	—	—	—

[1] Unaudited.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars and shares in thousands)

								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund

Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006	2007[1]	2006

$4,710	$ 17,133	$ 108,246	$ 228,628	$ 104,485	$ 137,525	$ 15,000	$ 19,941	$ 36,863	$ 53,818
182,274	299,107	1,712,471	1,980,628	780,176	500,368	59,492	101,979	99,732	136,955
493,188	253,788	1,058,173	227,023	269,345	722,497	142,148	163,011	168,760	388,512

680,172	570,028	2,878,890	2,436,279	1,154,006	1,360,390	216,640	284,931	305,355	579,285

(5,382)	(1,490)	(10,023)	(34,631)	(3,559)	(28,625)	(2,321)	(1,693)	(2,254)	(1,925)
(62,809)	(11,446)	(38,929)	(174,167)	(14,868)	(108,664)	(20,737)	(13,873)	(51,829)	(39,240)
—	—	(763)	(3,616)	(223)	(1,878)	—	—	—	—

(68,191)	(12,936)	(49,715)	(212,414)	(18,650)	(139,167)	(23,058)	(15,566)	(54,083)	(41,165)

(5,129)	(538)	(23,434)	—	(13,679)	—	(2,014)	—	(1,063)	(613)
(65,805)	(5,511)	(113,371)	—	(67,770)	—	(19,962)	—	(28,489)	(14,642)
—	—	(2,111)	—	(991)	—	—	—	—	—

(15,875)	(11,953)	(310,646)	(21,900)	(67,908)	(14,699)	(7,335)	(777)	(3,868)	(6,818)
(203,660)	(122,408)	(1,502,851)	(127,584)	(336,431)	(54,210)	(72,699)	(6,937)	(103,658)	(162,814)
—	—	(27,987)	(2,908)	(4,920)	(1,054)	—	—	—	—

(290,469)	(140,410)	(1,980,400)	(152,392)	(491,699)	(69,963)	(102,010)	(7,714)	(137,078)	(184,887)

(358,660)	(153,346)	(2,030,115)	(364,806)	(510,349)	(209,130)	(125,068)	(23,280)	(191,161)	(226,052)

19,429	24,884	1,998,363	75,477	1,007	6,333	21,140	29,547	4,811	15,459
26,386	13,981	344,103	56,531	85,146	43,324	11,670	2,470	7,184	9,356
(21,345)	(61,177)	(889,532)	(634,730)	(130,505)	(240,979)	(15,970)	(21,658)	(12,355)	(14,648)

24,470	(22,312)	1,452,934	(502,722)	(44,352)	(191,322)	16,840	10,359	(360)	10,167

279,251	605,175	1,037,734	3,219,737	529,715	1,576,966	156,681	293,407	239,303	482,725
332,274	139,365	1,655,151	301,751	419,070	162,874	113,398	20,810	183,977	216,696
(92,981)	(172,814)	(2,363,836)	(477,546)	(162,615)	(163,789)	(36,226)	(50,811)	(95,819)	(130,490)

518,544	571,726	329,049	3,043,942	786,170	1,576,051	233,853	263,406	327,461	568,931

—	—	2,140	6,187	1,483	7,615	—	—	—	—
—	—	30,861	6,524	6,133	2,931	—	—	—	—
—	—	(46,906)	(99,810)	(12,199)	(23,044)	—	—	—	—

—	—	(13,905)	(87,099)	(4,583)	(12,498)	—	—	—	—

543,014	549,414	1,768,078	2,454,121	737,235	1,372,231	250,693	273,765	327,101	579,098

864,526	966,096	2,616,853	4,525,594	1,380,892	2,523,491	342,265	535,416	441,295	932,331

3,174,448	2,208,352	27,076,457	22,550,863	9,028,232	6,504,741	1,300,767	765,351	4,096,361	3,164,030

$4,038,974	$3,174,448	$29,693,310	$27,076,457	$10,409,124	$9,028,232	$1,643,032	$1,300,767	$4,537,656	$4,096,361

$(61,758)	$1,723	$101,777	$43,246	$101,284	$15,449	$2,869	$10,927	$36,090	$53,310

707	1,070	29,258	1,227	44	313	911	1,569	386	1,362
957	668	5,094	924	3,601	2,124	506	146	574	895
(801)	(2,682)	(12,971)	(10,324)	(5,659)	(11,857)	(719)	(1,184)	(1,005)	(1,308)

863	(944)	21,381	(8,173)	(2,014)	(9,420)	698	531	(45)	949

10,394	26,182	15,650	52,766	23,020	77,838	6,921	15,627	19,563	42,906
12,176	6,710	24,700	4,975	17,795	7,986	4,954	1,238	14,825	20,876
(3,563)	(7,671)	(35,047)	(7,881)	(7,246)	(8,194)	(1,670)	(2,831)	(7,829)	(11,663)

19,007	25,221	5,303	49,860	33,569	77,630	10,205	14,034	26,559	52,119

—	—	33	100	66	375	—	—	—	—
—	—	457	107	260	144	—	—	—	—
—	—	(698)	(1,629)	(529)	(1,144)	—	—	—	—

—	—	(208)	(1,422)	(203)	(625)	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

Global Growth
	and Income Fund		Growth-Income Fund		Asset Allocation Fund

	Six months	Period ended	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2007[1]	2006[2]	2007[1]	2006	2007[1]	2006

Operations:
Net investment income	$ 13,786	$ 3,148	$ 244,486	$ 411,852	$ 102,463	$ 164,993

Net realized gain (loss) on investments and non-U.S. currency
transactions	27,607	3,716	488,966	926,245	222,407	275,335

Net unrealized appreciation (depreciation) on investments and
non-U.S. currency translations	42,588	50,508	1,467,310	2,133,468	277,337	488,795

Net increase in net assets resulting from operations	83,981	57,372	2,200,762	3,471,565	602,207	929,123

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(12)	(271)	(17,187)	(63,674)	(4,987)	(24,341)

Class 2	(210)	(3,240)	(61,012)	(327,704)	(25,137)	(132,041)

Class 3	—	—	(1,224)	(6,935)	(270)	(1,651)

Total dividends from net investment income and non-U.S.
currency gains	(222)	(3,511)	(79,423)	(398,313)	(30,394)	(158,033)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(207)	—	(17,061)	(3,880)	(5,053)	—

Class 2	(3,791)	—	(69,727)	(20,518)	(28,051)	—

Class 3	—	—	(1,354)	(474)	(297)	—

Long-term net realized gains:
Class 1	—	—	(164,342)	(84,523)	(36,748)	(11,851)

Class 2	—	—	(671,642)	(447,010)	(204,006)	(72,811)

Class 3	—	—	(13,040)	(10,336)	(2,162)	(1,004)

Total distributions from net realized gain on investments	(3,998)	—	(937,166)	(566,741)	(276,317)	(85,666)

Total dividends and distributions paid to shareholders	(4,220)	(3,511)	(1,016,589)	(965,054)	(306,711)	(243,699)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	10,000	—	—	—	—

Proceeds from shares sold	21,821	30,969	1,955,267	3,828	218,524	169,379

Proceeds from reinvestment of dividends and distributions	219	271	198,590	152,077	46,788	36,192

Cost of shares repurchased	(1,787)	(74)	(303,207)	(608,513)	(53,016)	(102,082)

Net increase (decrease) from Class 1 transactions	20,253	41,166	1,850,650	(452,608)	212,296	103,489

Class 2:
Proceeds from shares sold	579,458	585,540	1,018,813	2,849,467	367,011	777,608

Proceeds from reinvestment of dividends and distributions	4,001	3,240	802,381	795,232	257,194	204,852

Cost of shares repurchased	(609)	(1,214)	(2,135,238)	(636,700)	(63,705)	(321,253)

Net increase (decrease) from Class 2 transactions	582,850	587,566	(314,044)	3,007,999	560,500	661,207

Class 3:
Proceeds from shares sold	—	—	254	1,254	2,148	3,176

Proceeds from reinvestment of dividends and distributions	—	—	15,618	17,745	2,729	2,655

Cost of shares repurchased	—	—	(40,128)	(80,096)	(7,498)	(13,663)

Net (decrease) increase from Class 3 transactions	—	—	(24,256)	(61,097)	(2,621)	(7,832)

Net increase in net assets resulting from capital share transactions	603,103	628,732	1,512,350	2,494,294	770,175	756,864

Total increase in net assets	682,864	682,593	2,696,523	5,000,805	1,065,671	1,442,288
Net assets:
Beginning of period	682,593	—	26,904,854	21,904,049	7,517,466	6,075,178

End of period	$1,365,457	$682,593	$29,601,377	$26,904,854	$8,583,137	$7,517,466

Undistributed (distributions in excess of) net investment income	$13,156	$(408)	$242,063	$77,000	$101,447	$29,378

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	1,000	—	—	—	—

Shares sold	1,925	3,083	43,748	93	11,361	9,512

Shares issued on reinvestment of dividends and distributions	18	25	4,425	3,862	2,418	2,052

Shares repurchased	(158)	(7)	(6,907)	(15,201)	(2,794)	(5,805)

Net increase (decrease) in shares outstanding	1,785	4,101	41,266	(11,246)	10,985	5,759

Class 2:
Shares sold	51,137	57,949	23,468	71,465	19,515	44,538

Shares issued on reinvestment of dividends and distributions	336	298	17,999	20,312	13,389	11,718

Shares repurchased	(52)	(126)	(48,302)	(15,943)	(3,390)	(18,153)

Net increase (decrease) in shares outstanding	51,421	58,121	(6,835)	75,834	29,514	38,103

Class 3:
Shares sold	—	—	6	31	113	183

Shares issued on reinvestment of dividends and distributions	—	—	348	452	141	151

Shares repurchased	—	—	(913)	(2,004)	(393)	(776)

Net (decrease) increase in shares outstanding	—	—	(559)	(1,521)	(139)	(442)

1 Unaudited.

2 For the period May 1, 2006, commencement of operations, through December 31, 2006.

3 For the period October 4, 2006, commencement of operations, through December 31, 2006.

4 Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars and shares in thousands)

						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund

Six months	Year ended	Six months	Period ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2007[1]	2006	2007[1]	2006[3]	2007[1]	2006	2007[1]	2006	2007[1]	2006

$ 104,635	$ 158,314	$ 1,442	$ 150	$ 43,180	$ 73,713	$ 15,608	$ 28,326	$ 10,245	$ 15,292

7,157	(4,416)	99	(10)	4,097	3,708	(740)	(3,537)	—[4]	—[4]

(53,933)	57,361	(655)	94	(4,535)	27,773	(9,256)	(923)	6	8

57,859	211,259	886	234	42,742	105,194	5,612	23,866	10,251	15,300

(10,644)	(7,578)	—	(79)	(16,847)	(18,213)	(8,863)	(9,348)	(3,417)	(1,903)
(145,386)	(106,551)	—	(76)	(55,048)	(41,173)	(18,441)	(14,236)	(11,364)	(4,485)
—	—	—	—	(1,767)	(2,049)	(1,265)	(1,245)	(609)	(378)

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(156,030)	(114,129)	—	(155)	(73,662)	(61,435)	(28,569)	(24,829)	(15,390)	(6,766)

—	—	—	10,000	—	—	—	—	—	—
62,886	52,576	5,927	1,200	11,594	6,186	5,927	4,334	42,148	78,397
10,644	7,578	—	79	16,847	18,213	8,863	9,348	3,417	1,903
(8,316)	(19,886)	(357)	—[4]	(21,271)	(52,667)	(18,056)	(47,068)	(35,176)	(59,631)

65,214	40,268	5,570	11,279	7,170	(28,268)	(3,266)	(33,386)	10,389	20,669

666,726	923,008	89,249	15,491	135,068	199,599	60,565	74,330	190,462	260,270
145,386	106,551	—	76	55,048	41,173	18,441	14,236	11,364	4,485
(30,042)	(57,649)	(2,498)	(98)	(16,616)	(28,107)	(13,093)	(27,041)	(101,471)	(141,648)

782,070	971,910	86,751	15,469	173,500	212,665	65,913	61,525	100,355	123,107

—	—	—	—	1,316	2,705	2,302	2,168	10,962	23,065
—	—	—	—	1,767	2,049	1,265	1,245	609	378
—	—	—	—	(4,984)	(10,123)	(4,864)	(10,244)	(9,706)	(21,422)

—	—	—	—	(1,901)	(5,369)	(1,297)	(6,831)	1,865	2,021

847,284	1,012,178	92,321	26,748	178,769	179,028	61,350	21,308	112,609	145,797

749,113	1,109,308	93,207	26,827	147,849	222,787	38,393	20,345	107,470	154,331

3,603,777	2,494,469	26,827	—	1,159,081	936,294	652,404	632,059	397,950	243,619

$4,352,890	$3,603,777	$120,034	$26,827	$1,306,930	$1,159,081	$690,797	$652,404	$ 505,420	$ 397,950

$102,874	$154,269	$1,436	$(6)	$41,251	$71,733	$15,382	$28,343	$10,060	$15,205

—	—	—	1,000	—	—	—	—	—	—
5,338	4,625	573	116	873	498	494	370	3,587	6,852
936	691	—	8	1,324	1,518	777	826	297	168
(705)	(1,746)	(34)	—[4]	(1,603)	(4,196)	(1,515)	(4,006)	(2,996)	(5,209)

5,569	3,570	539	1,124	594	(2,180)	(244)	(2,810)	888	1,811

57,242	81,863	8,645	1,514	10,255	16,013	5,115	6,368	16,300	22,823
12,900	9,793	—	7	4,362	3,457	1,626	1,264	993	398
(2,570)	(5,122)	(242)	(9)	(1,283)	(2,248)	(1,112)	(2,323)	(8,699)	(12,425)

67,572	86,534	8,403	1,512	13,334	17,222	5,629	5,309	8,594	10,796

—	—	—	—	100	219	191	185	933	2,015
—	—	—	—	139	171	111	110	53	34
—	—	—	—	(377)	(804)	(411)	(869)	(829)	(1,876)

—	—	—	—	(138)	(414)	(109)	(574)	157	173

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund — Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund — Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund — Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

New World Fund — Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund — Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund — Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund — High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund — As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

Global Bond Fund — A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund — High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund — A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund — High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation — Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values

American Funds Insurance Series

forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions — The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Non-U.S. investments

Investment risk — The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.

As of and during the period ended June 30, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund and of Global Bond Fund, are not subject to examination by U.S. federal tax authorities for tax years before 2003, nor by state tax authorities for tax years before 2002. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax year, 2006, remains open for U.S. federal and state tax authorities. The following funds are not subject to examination by non-U.S. tax authorities for the tax years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by non-U.S. tax authorities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series

As indicated in the table below and on the following page, four funds in the series had capital loss carryforwards available at June 30, 2007. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of December 31, 2006, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2007.

Additional tax basis disclosures are as follows:
						(dollars in thousands)

							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2006:
Undistributed ordinary income	$1,302	$ 74,162	$138,438	$ 187,246	$ 99,193	$44,694	$ 82,082

Post-October non-U.S. currency loss deferrals (realized
during the period November 1, 2006, through
December 31, 2006)*	(4)	(278)	(161)	—	(1,429)	(85)	—

Undistributed long-term capital gain	694	185,782	218,971	1,840,600	408,417	79,839	106,861

Post-October capital loss deferrals (realized during the
period November 1, 2006, through December 31, 2006)*	—	—	—	—	—	—	—

Capital loss carryforwards	—	—	—	—	—	—	—

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$42,931	$1,183,572	$1,304,501	$7,076,451	$2,745,095	$482,364	$921,487

Gross unrealized depreciation on investment securities	(1,206)	(59,853)	(122,198)	(342,114)	(97,781)	(7,189)	(19,103)

Net unrealized appreciation on investment securities	$41,725	$1,123,719	$1,182,303	$6,734,337	$2,647,314	$475,175	$902,384

Cost of investment securities	$177,199	$3,957,414	$2,856,114	$22,658,606	$7,840,335	$1,152,636	$3,635,504

For footnotes, please see end of table.

American Funds Insurance Series

							(dollars in thousands)

	Global						U.S. Government/
	Growth	Growth-	Asset			High-	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2006:
Undistributed ordinary income	$3,953	$164,940	$ 61,928	$154,731	$ —	$73,341	$28,407	$15,237

Post-October non-U.S. currency loss deferrals
(realized during the period November 1, 2006,
through December 31, 2006)*	(101)	(158)	(165)	—	(24)	(298)	—	—

Undistributed long-term capital gain	—	847,610	242,044	—	—	—	—	—

Post-October capital loss deferrals (realized
during the period November 1, 2006,
through December 31, 2006)*	—	—	—	—	—	(2,249)	(18)	—

Capital loss carryforwards:
Expiring 2007	—	—	—	$ —	—	$—	$ 737	$—
Expiring 2008	—	—	—	—	—	—	4,040	—
Expiring 2009	—	—	—	—	—	43,714	—	—
Expiring 2010	—	—	—	—	—	50,900	—	—†
Expiring 2011	—	—	—	3,029	—	35,517	—	—
Expiring 2012	—	—	—	—	—	—	—	3
Expiring 2013	—	—	—	588	—	—	—	1
Expiring 2014	—	—	—	808	—	—	4,453	—†

	—	—	—	$4,425	—	$130,131	$9,230	$4

As of June 30, 2007:
Gross unrealized appreciation on
investment securities	$119,931	$7,069,302	$1,655,716	$ 49,148	$ 667	$ 46,955	$ 740	$17

Gross unrealized depreciation on
investment securities	(27,364)	(224,194)	(97,259)	(53,199)	(1,342)	(18,701)	(9,102)	—

Net unrealized appreciation (depreciation)
on investment securities	$ 92,567	$6,845,108	$1,558,457	$ (4,051)	$ (675)	$ 28,254	$(8,362)	$17

Cost of investment securities	$1,255,590	$22,771,853	$7,030,196	$4,306,163	$123,165	$1,256,914	$735,591	$504,868

*These deferrals are considered incurred in the subsequent year.

†Amount less than one thousand.

American Funds Insurance Series

4. Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service CompanySM (“AFS”), the series’ transfer agent, and American Funds Distributors,SM Inc. (“AFD”), the principal underwriter of the series’ shares.

Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

During the six months ended June 30, 2007, CRMC voluntarily reduced investment advisory service fees to proposed rates for Global Growth Fund and Global Growth and Income Fund. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total aggregate investment advisory services fees waived by CRMC were $17,554,000. As a result, the aggregate fees shown on the accompanying financial statements of $173,665,000 were reduced to $156,111,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)
					For the six months	For the six months
					ended June 30, 2007,	ended June 30, 2007,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$ 1.0	.58%	.52%
Global Growth	.690	.480	.6	3.0	.53	.47
Global Small Capitalization	.800	.650	.6	3.0	.71	.64
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.45
New World	.850	.660	.5	1.5	.78	.70
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690		all		.69	.59
Growth-Income	.500	.222	.6	27.0	.26	.24
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.360	.6	3.0	.40	.36
Global Bond	.570		all		.57	.52
High-Income Bond	.500	.420	.6	2.0	.48	.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.45	.40
Cash Management	.320		all		.32	.29

Transfer agent services — The aggregate fee of $29,000 was incurred during the six months ended June 30, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000, shown on the accompanying financial statements, includes $348,000 in current fees (either paid in cash or deferred) and a net increase of $299,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2007, distribution expenses under the plans for the series aggregated $100,797,000 for Class 2 and $1,057,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

American Funds Insurance Series

6. Investment transactions and other disclosures

As of June 30, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

					(amounts in thousands)

					U.S. valuations at
			Contract amount		June 30, 2007

					Unrealized
					appreciation
Fund	Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Bond	Euros, expiring 8/14/2007	€15,666	$21,187	$21,239	$ 52
Global Bond	Euros, expiring 7/17–10/2/2007	€4,960	6,728	6,728	—*
Global Bond	Japanese yen, expiring 9/12/2007	¥22,945	191	188	(3)
Global Bond	Canadian dollars, expiring 7/19/2007	C$739	656	696	40
Global Bond	Swiss francs, expiring 9/28/2007	CHF2,437	2,000	2,009	9
Sales:
Asset Allocation	Euros, expiring 7/18–9/28/2007	€1,419	1,919	1,922	(3)
Bond	Euros, expiring 9/14/2007	€3,620	4,835	4,912	(77)
Bond	Japanese yen, expiring 9/5–9/6/2007	¥2,468,632	21,486	20,220	1,266
High-Income Bond	Euros, expiring 7/18–9/28/2007	€2,497	3,349	3,387	(38)

*Amount less than one thousand.

The following table presents additional information for the six months ended June 30, 2007:
							(dollars in thousands)

								Blue Chip
		Global	Global	Global Small			New	Income
		Discovery	Growth	Capitalization	Growth	International	World	and Growth
		Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*		$56,197	$1,073,248	$932,376	$5,592,231	$3,187,189	$386,518	$586,448

Sales of investment securities*		32,761	734,372	786,502	7,205,207	2,259,816	226,411	475,431

Non-U.S taxes on dividend income		162	4,689	1,249	6,089	17,191	1,626	441

Non-U.S taxes on realized gains		—	724	—	1,155	—	295	—

Non-U.S taxes provided on unrealized gains as of June 30, 2007		—	1,378	322	301	3,958	1,376	—

Dividends from affiliated issuers		—	—	282	406	—	—	—

Net realized gain from affiliated issuers		—	—	15,551	—	—	—	—

							(dollars in thousands)

							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$695,546	$3,522,780	$2,180,478	$1,460,347	$110,539	$315,703	$362,045	$1,830,542

Sales of investment securities*	139,622	2,444,519	1,319,022	728,271	25,123	192,010	297,431	1,733,373

Non-U.S taxes on dividend income	1,036	6,053	1,121	—	—	—	—	—

Non-U.S taxes on interest income	—	—	19	78	11	17	—	—

*Excludes short-term securities, except for Cash Management Fund.

American Funds Insurance Series

Financial highlights1

	Income (loss) from investment operations[2]
					Dividends and distributions

			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses	to (loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	averagenet to	average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	endof period	assets before	assetsafter	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
6/30/07[4]	$13.05	$.11	$ 1.11	$ 1.22	$ —[5]	$(.13)	$(.13)	$14.14	9.39%	$ 31	.61%[6]	.55%[6]	1.60%
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28.62		.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22.61		.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61		.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17.61		.61	.55
12/31/02	9.30	.06	(2.05)	(1.99)	(.05)	—	(.05)	7.26	(21.41)	10.61		.61	.69
Class 2
6/30/07[4]	13.00	.09	1.11	1.20	—[5]	(.13)	(.13)	14.07	9.27	189	.86[6]	.80[6]	1.37[6]
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151.87		.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86		.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86		.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24.86		.86	.28
12/31/02	9.30	.04	(2.05)	(2.01)	(.04)	—	(.04)	7.25	(21.67)	9.86		.86	.48

Global Growth Fund

Class 1
6/30/07[4]	$23.44	$.28	$ 2.12	$ 2.40	$(.35)	$(1.02)	$(1.37)	$24.47	10.22% $	367	.56%[6]	.50%[6]	2.29%
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278.58		.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206.62		.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202.65		.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188.70		.70	.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)	152.71		.71	.73
Class 2
6/30/07[4]	23.29	.25	2.11	2.36	(.31)	(1.02)	(1.33)	24.32	10.09	4,686	.81[6]	.75[6]	2.04[6]
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015.83		.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617.87		.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796.90		.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082.95		.95	.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)	592.96		.96	.48

Global Small Capitalization Fund

Class 1
6/30/07[4]	$24.87	$ .06	$ 5.21	$ 5.27	$(.55)	$(2.16)	$(2.71)	$27.43	21.14% $	296	.74%[6]	.67%[6]	.49%
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247.77		.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231.79		.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193.81		.80	.15
12/31/03	9.27	—[5]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163.83		.83	(.03)
12/31/02	11.52	—[5]	(2.15)	(2.15)	(.10)	—	(.10)	9.27	(18.83)	108.84		.84	.04
Class 2
6/30/07[4]	24.64	.03	5.15	5.18	(.50)	(2.16)	(2.66)	27.16	20.97	3,743	.99[6]	.92[6]	.25[6]
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
12/31/02	11.48	(.02)	(2.15)	(2.17)	(.08)	—	(.08)	9.23	(19.05)	290	1.09	1.09	(.20)

For footnotes, please see end of table.

American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Growth Fund

Class 1
6/30/07[4]	$64.51	$.34	$ 6.65	$ 6.99	$(.14)	$(4.73)	$(4.87)	$66.63	10.74%	$ 5,043	.33%[6]	.30%[6]	1.01%[6]
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503.34		.31	1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709.35		.32	.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744.36		.36	.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877.39		.39	.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)	3,195.40		.40	.30
Class 2
6/30/07[4]	64.08	.24	6.62	6.86	(.12)	(4.73)	(4.85)	66.09	10.60	24,198	.58[6]	.55[6]	.73[6]
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122.59		.56	.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343.60		.57	.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055.61		.61	.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107.64		.64	.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)	3,009.65		.65	.07
Class 3
6/30/07[4]	64.50	.27	6.65	6.92	(.12)	(4.73)	(4.85)	66.57	10.65	452	.51[6]	.48[6]	.80[6]
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451.52		.49	.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499.53		.50	.69
12/31/04[7]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54[6]	.53[6]	.54[6]

International Fund

Class 1
6/30/07[4]	$22.01	$.27	$ 2.54	$ 2.81	$(.05)	$(1.17)	$(1.22)	$23.60	12.76%	$1,720	.52%[6]	.48%[6]	2.37%[6]
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648.54		.49	1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599.57		.52	1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495.60		.59	1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431.63		.63	1.40
12/31/02	12.02	.15	(1.90)	(1.75)	(.20)	—	(.20)	10.07	(14.58)	1,236.63		.63	1.35
Class 2
6/30/07[4]	21.94	.24	2.53	2.77	(.04)	(1.17)	(1.21)	23.50	12.62	8,565	.77[6]	.73[6]	2.15[6]
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260.79		.74	1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790.82		.77	1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752.84		.83	1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385.88		.88	1.08
12/31/02	11.97	.12	(1.89)	(1.77)	(.15)	—	(.15)	10.05	(14.84)	636.88		.88	1.05
Class 3
6/30/07[4]	22.00	.25	2.53	2.78	(.04)	(1.17)	(1.21)	23.57	12.64	124	.70[6]	.66[6]	2.19[6]
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120.72		.67	1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116.75		.70	1.74
12/31/04[7]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77[6]	.77[6]	1.45[6]

New World Fund

Class 1
6/30/07[4]	$21.56	$.26	$3.22	$3.48	$(.39)	$(1.56)	$(1.95)	$23.09	16.11%	$ 151	.84%[6]	.76%[6]	2.31%[6]
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126.88		.80	2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88.92		.85	2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63.93		.92	1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47.92		.92	2.15
12/31/02	9.44	.20	(.70)	(.50)	(.18)	—	(.18)	8.76	(5.45)	35.91		.91	2.14
Class 2
6/30/07[4]	21.40	.23	3.19	3.42	(.35)	(1.56)	(1.91)	22.91	15.95	1,492	1.09[6]	1.01[6]	2.08[6]
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17	1.10	1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18	1.17	1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17	1.17	1.90
12/31/02	9.41	.18	(.70)	(.52)	(.16)	—	(.16)	8.73	(5.66)	124	1.16	1.16	1.89

American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Blue Chip Income and Growth Fund

Class 1
6/30/07[4]	$11.97	$.12	$ .78	$ .90	$(.18)	$(.39)	$(.57)	$12.30	7.36%	$ 163	.42%[6]	.38%[6]	1.96%[6]
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159.43		.39	1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135.45		.41	1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129.46		.46	1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107.52		.50	1.67
12/31/02	9.43	.16	(2.32)	(2.16)	(.10)	—	(.10)	7.17	(22.93)	54.52		.52	1.89
Class 2
6/30/07[4]	11.87	.11	.77	.88	(.15)	(.39)	(.54)	12.21	7.31	4,375	.67[6]	.63[6]	1.71[6]
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937.68		.64	1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029.70		.66	1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349.71		.70	1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490.76		.74	1.41
12/31/02	9.41	.14	(2.30)	(2.16)	(.09)	—	(.09)	7.16	(23.07)	426.77		.77	1.76

Global Growth and Income[8]

Class 1
6/30/07[4]	$10.98	$.17	$.75	$ .92	$ —[5]	$(.04)	$(.04)	$11.86	8.36%	$ 70	.71%[6]	.61%[6]	2.93%[6]
12/31/06	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72[6]	.65[6]	2.10[6]
Class 2
6/30/07[4]	10.97	.16	.74	.90	—[5]	(.04)	(.04)	11.83	8.18	1,295	.96[6]	.86[6]	2.75[6]
12/31/06	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97[6]	.90[6]	1.64[6]

Growth-Income Fund

Class 1
6/30/07[4]	$42.43	$.44	$ 3.07	$ 3.51	$(.14)	$(1.45)	$(1.59)	$44.35	8.21% $	5,759	.27%[6]	.25%[6]	2.00%[6]
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759.28		.25	1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825.29		.27	1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213.31		.30	1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402.34		.34	1.45
12/31/02	31.70	.41	(6.16)	(5.75)	(.32)	—	(.32)	25.63	(18.15)	3,741.35		.35	1.43
Class 2
6/30/07[4]	42.19	.37	3.06	3.43	(.12)	(1.45)	(1.57)	44.05	8.07	23,389	.52[6]	.50[6]	1.70[6]
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688.53		.50	1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54		.52	1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105.56		.55	1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824.59		.59	1.18
12/31/02	31.58	.35	(6.14)	(5.79)	(.27)	—	(.27)	25.52	(18.34)	3,632.60		.60	1.22
Class 3
6/30/07[4]	42.42	.39	3.08	3.47	(.12)	(1.45)	(1.57)	44.32	8.14	453	.45[6]	.43[6]	1.78[6]
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458.46		.43	1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47		.45	1.50
12/31/04[7]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49[6]	.48[6]	1.24[6]

For footnotes, please see end of table.

American Funds Insurance Series

			Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Asset Allocation Fund

Class 1
6/30/07[4]	$18.34	$.26	$ 1.21	$ 1.47	$(.08)	$(.64)	$(.72)	$19.09	7.93%	$1,333	.32%[6]	.29%[6]	2.79%[6]
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079.33		.30	2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879.35		.32	2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899.38		.37	2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911.42		.42	3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)	797.45		.45	3.31
Class 2
6/30/07[4]	18.23	.24	1.19	1.43	(.07)	(.64)	(.71)	18.95	7.77	7,173	.57[6]	.54[6]	2.55[6]
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362.58		.55	2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120.60		.57	2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797.62		.62	2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314.67		.67	2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)	1,056.70		.70	3.11
Class 3
6/30/07[4]	18.34	.25	1.19	1.44	(.07)	(.64)	(.71)	19.07	7.78	77	.50[6]	.47[6]	2.62[6]
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76.51		.48	2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76.53		.50	2.39
12/31/04[7]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55[6]	.55[6]	2.50[6]

Bond Fund

Class 1
6/30/07[4]	$11.64	$.32	$(.12)	$ .20	$(.45)	—	$(.45)	$11.39	1.70% $ 288		.42%[6]	.38%[6]	5.54%[6]
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230.43		.39	5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182.44		.40	5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195.45		.44	4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213.47		.47	5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26	218.49		.49	6.60
Class 2
6/30/07[4]	11.53	.31	(.12)	.19	(.43)	—	(.43)	11.29	1.63	4,065	.67[6]	.63[6]	5.29[6]
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374.68		.64	5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312.69		.65	5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759.70		.69	4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280.72		.72	4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05	697.74		.74	6.34

Global Bond Fund

Class 1
6/30/07[4]	$10.18	$.23	$(.03)	$.20	$ —	—	$ —	$10.38	1.96%	$ 17	.61%[6]	.56%[6]	4.45%[6]
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12.15		.13	1.00
Class 2
6/30/07[4]	10.17	.22	(.03)	.19	—	—	—	10.36	1.87	103	.86[6]	.81[6]	4.23[6]
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15.13		.12	.60

American Funds Insurance Series

			Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

High-Income Bond Fund

Class 1
6/30/07[4]	$12.90	$ .47	$ .02	$ .49	$ (.77)	—	$ (.77)	$12.62	3.73%	$294	.49%[6]	.44%[6]	7.17%[6]
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293.49		.45	7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309.50		.46	6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364.50		.50	6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411.51		.51	7.74
12/31/02	11.78	1.01	(1.25)	(.24)	(1.10)	—	(1.10)	10.44	(1.51)	335.52		.52	9.55
Class 2
6/30/07[4]	12.79	.45	.01	.46	(.74)	—	(.74)	12.51	3.58	982	.74[6]	.69[6]	6.91[6]
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832.74		.70	7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590.75		.71	6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444.75		.74	6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319.76		.76	7.41
12/31/02	11.74	.97	(1.25)	(.28)	(1.07)	—	(1.07)	10.39	(1.83)	183.77		.77	9.28
Class 3
6/30/07[4]	12.88	.46	.02	.48	(.74)	—	(.74)	12.62	3.69	31	.67[6]	.62[6]	6.98[6]
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34.67		.63	7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37.68		.64	6.58
12/31/04[7]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68[6]	.68[6]	6.57[6]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/07[4]	$11.87	$.29	$(.18)	$ .11	$(.51)	—	$(.51)	$11.47	.94%	$208	.47%[6]	.42%[6]	4.85%[6]
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218.47		.42	4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252.47		.43	3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286.47		.46	3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373.46		.46	3.71
12/31/02	11.87	.54	.55	1.09	(.59)	—	(.59)	12.37	9.45	517.47		.47	4.45
Class 2
6/30/07[4]	11.79	.27	(.17)	.10	(.49)	—	(.49)	11.40	.83	453	.72[6]	.67[6]	4.60[6]
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402.72		.67	4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341.72		.68	3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285.72		.71	3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273.71		.71	3.43
12/31/02	11.83	.50	.55	1.05	(.57)	—	(.57)	12.31	9.15	288.72		.72	4.14
Class 3
6/30/07[4]	11.86	.28	(.18)	.10	(.49)	—	(.49)	11.47	.83	30	.65[6]	.60[6]	4.67[6]
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32.65		.60	4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39.65		.61	3.81
12/31/04[7]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65[6]	.65[6]	3.51[6]

For footnotes, please see end of table.

American Funds Insurance Series

			Income from
		investment operations[2]			Dividends and distributions

			Net gains on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Cash Management Fund

Class 1
6/30/07[4]	$11.62	$.28	$ —[5]	$.28	$(.38)	—	$(.38)	$11.52	2.45%	$107	.33%[6]	.30%[6]	5.00%[6]
12/31/06	11.31	.54	—[5]	.54	(.23)	—	(.23)	11.62	4.81	98.33		.30	4.74
12/31/05	11.09	.33	—[5]	.33	(.11)	—	(.11)	11.31	2.97	75.33		.30	2.91
12/31/04	11.07	.11	—[5]	.11	(.09)	—	(.09)	11.09	.96	78.37		.36	.96
12/31/03	11.17	.07	—[5]	.07	(.17)	—	(.17)	11.07	.67	103.47		.47	.68
12/31/02	11.41	.14	—[5]	.14	(.38)	—	(.38)	11.17	1.24	203.46		.46	1.25
Class 2
6/30/07[4]	11.56	.28	—[5]	.28	(.37)	—	(.37)	11.47	2.39	378	.58[6]	.55[6]	4.75[6]
12/31/06	11.26	.51	—[5]	.51	(.21)	—	(.21)	11.56	4.59	282.58		.55	4.52
12/31/05	11.05	.30	—[5]	.30	(.09)	—	(.09)	11.26	2.68	153.58		.55	2.71
12/31/04	11.03	.08	—[5]	.08	(.06)	—	(.06)	11.05	.70	110.61		.61	.76
12/31/03	11.12	.05	—[5]	.05	(.14)	—	(.14)	11.03	.47	99.72		.72	.42
12/31/02	11.37	.11	—[5]	.11	(.36)	—	(.36)	11.12	1.00	133.71		.71	1.00
Class 3
6/30/07[4]	11.60	.29	—[5]	.29	(.37)	—	(.37)	11.52	2.46	20	.51[6]	.48[6]	4.82[6]
12/31/06	11.29	.52	—[5]	.52	(.21)	—	(.21)	11.60	4.64	18.51		.48	4.53
12/31/05	11.07	.30	—[5]	.30	(.08)	—	(.08)	11.29	2.74	16.51		.48	2.70
12/31/04[7]	11.07	.09	—[5]	.09	(.09)	—	(.09)	11.07	.78	20	.54[6]	.54[6]	.80[6]

	Six months ended			Year ended December 31

Portfolio turnover rate for all classes of shares	June 30, 2007[4]	2006	2005	2004	2003	2002

Global Discovery Fund	19%	31%	53%	28%	30%	25%
Global Growth Fund	18	31	26	24	27	30
Global Small Capitalization Fund	24	50	47	49	51	66
Growth Fund	21	35	29	30	34	34
International Fund	25	29	40	37	40	30
New World Fund	17	32	26	18	19	22
Blue Chip Income and Growth Fund	12	21	33	13	12	8
Global Growth and Income Fund	16	8[8]	—	—	—	—
Growth-Income Fund	10	25	20	21	21	26
Asset Allocation Fund	18	38	23	20	20	25
Bond Fund	23	57	46	34	20	29
Global Bond Fund	44	7[9]	—	—	—	—
High-Income Bond Fund	18	35	35	38	48	45
U.S. Government/AAA-Rated Securities Fund	47	76	86	68	63	53
Cash Management Fund	—	—	—	—	—	—

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.

3 This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

4 Unaudited.

5 Amount less than $.01.

6 Annualized.

7 From January 16, 2004, when Class 3 shares were first issued.

8 From May 1, 2006, commencement of operations.

9 From October 4, 2006, commencement of operations.

10 From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

American Funds Insurance Series

Expense example

unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,093.86	$2.86	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 — actual return	1,000.00	1,092.69	4.15	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,102.15	$2.61	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 2 — actual return	1,000.00	1,100.94	3.91	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,211.42	$3.67	.67%
Class 1 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 2 — actual return	1,000.00	1,209.73	5.04	.92
Class 2 — assumed 5% return	1,000.00	1,020.23	4.61	.92

American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Growth Fund
Class 1 — actual return	$1,000.00	$1,107.39	$1.57	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,105.95	2.87	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,106.49	2.51	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

International Fund
Class 1 — actual return	$1,000.00	$1,127.56	$2.53	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 2 — actual return	1,000.00	1,126.21	3.85	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 3 — actual return	1,000.00	1,126.41	3.48	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66

New World Fund
Class 1 — actual return	$1,000.00	$1,161.10	$4.07	.76%
Class 1 — assumed 5% return	1,000.00	1,021.03	3.81	.76

Class 2 — actual return	1,000.00	1,159.54	5.41	1.01
Class 2 — assumed 5% return	1,000.00	1,019.79	5.06	1.01

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,073.64	$1.95	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,073.08	3.24	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,083.58	$3.15	.61%
Class 1 — assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 2 — actual return	1,000.00	1,081.83	4.44	.86
Class 2 — assumed 5% return	1,000.00	1,020.53	4.31	.86

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,082.10	$1.29	.25%
Class 1 — assumed 5% return	1,000.00	1,023.55	1.25	.25

Class 2 — actual return	1,000.00	1,080.72	2.58	.50
Class 2 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 3 — actual return	1,000.00	1,081.36	2.22	.43
Class 3 — assumed 5% return	1,000.00	1,022.66	2.16	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,079.25	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 2 — actual return	1,000.00	1,077.71	2.78	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 — actual return	1,000.00	1,077.84	2.42	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47

American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2007	value 6/30/2007	during period*	expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,017.00	$1.90	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,016.28	3.15	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,019.65	$2.80	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 — actual return	1,000.00	1,018.68	4.05	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,037.28	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 — actual return	1,000.00	1,035.77	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

Class 3 — actual return	1,000.00	1,036.90	3.13	.62
Class 3 — assumed 5% return	1,000.00	1,021.72	3.11	.62

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,009.41	$2.09	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 2 — actual return	1,000.00	1,008.28	3.34	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 3 — actual return	1,000.00	1,008.30	2.99	.60
Class 3 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,024.47	$1.51	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,023.93	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,024.62	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

American Funds Insurance Series

Board of trustees

“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 71	1999	Private investor; former Chairman of the Board,	2	Anworth Mortgage Asset Corporation;
Chairman of the Board		In-Q-Tel, Inc. (technology venture company funded		Office Depot, Inc.
(Independent and		principally by the Central Intelligence Agency);
Non-Executive)		former Chairman of the Board, President and
		CEO, Telecredit, Inc. (payment services)

H. Frederick Christie, 74	1994	Private investor; former President and CEO,	21	Ducommun Incorporated;
		The Mission Group (non-utility holding company,		IHOP Corporation;
		subsidiary of Southern California Edison Company)		Southwest Water Company

Joe E. Davis, 73	1991	Private investor; former Chairman of the Board,	2	Anworth Mortgage Asset Corporation;
		Linear Corporation (linear motor design and		Natural Alternatives Inc.
		production); former President and CEO,
		National Health Enterprises, Inc.

Martin Fenton, 72	1995	Chairman of the Board, Senior Resource	18	None
		Group LLC (development and management of
		senior living communities)

Leonard R. Fuller, 61	1999	President and CEO, Fuller Consulting (financial	16	None
		management consulting firm)

W. Scott Hedrick, 61	2007	Founding General Partner, InterWest Partners	2	Hot Topic, Inc.;
		(venture capital firm focused on information technology		Office Depot, Inc.
		and life sciences); Lecturer, Stanford Graduate
		School of Business

Mary Myers Kauppila, 53	1994	Private investor; Chairman of the Board and CEO,	6	None
		Ladera Management Company (venture capital and
		agriculture); former owner and President, Energy
		Investment, Inc.

Kirk P. Pendleton, 67	1996	Chairman of the Board and CEO, Cairnwood, Inc.	7	None
		(venture capital investment)

“Interested” trustees [4]

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 69	1993	Senior Vice President and Director, Capital	2	None
Vice Chairman of the Board		Research and Management Company

Donald D. O’Neal, 47	1998	Senior Vice President and Director, Capital	3	None
President		Research and Management Company

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and positions
Name, age and	officer	held with affiliated entities or the principal underwriter of
position with series	of the series[1]	the series

Michael J. Downer, 52	1991	Vice President and Secretary, Capital Research and Management
Executive Vice President		Company; Director, American Funds Distributors, Inc.;[5]
		Director, Capital Bank and Trust Company[5]

Alan N. Berro, 46	1998	Vice President, Capital Research and Management Company;
Senior Vice President		Senior Vice President, Capital Research Company[5]

Abner D. Goldstine, 77	1993	Senior Vice President and Director, Capital Research and
Senior Vice President		Management Company

John H. Smet, 50	1994	Senior Vice President, Capital Research and Management
Senior Vice President		Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 55	1994	Senior Vice President, Capital Research and Management
Vice President		Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 44	1997	Senior Vice President and Director, Capital Research and
Vice President		Management Company; Chairman of the Board, Capital Research
		Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 45	1999	Senior Vice President, Capital Research Company[5]
Vice President

Chad L. Norton, 47	1994	Vice President — Fund Business Management Group,
Secretary		Capital Research and Management Company

David A. Pritchett, 41	1999	Vice President — Fund Business Management Group,
Treasurer		Capital Research and Management Company

Steven I. Koszalka, 43	2003	Assistant Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

Karl C. Grauman, 39	2006	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

Sheryl F. Johnson, 39	1997	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

1 Trustees and officers of the series serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,SM Inc., which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.

3 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

5 Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

The right choice for the long term®

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
135 South State College Boulevard	55 Second Street, 24th floor
Brea, CA 92821-5823	San Francisco, CA 94105-3441

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series fi les its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete June 30, 2007, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series fi les a complete list of its portfolio holdings with the SEC for the fi rst and third quarters of each fi scal year on Form N-Q. This fi ling is available free of charge on the SEC website. You may also review or, for a fee, copy this fi ling at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2007, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK TRUST

_______________________________
/S/ Keith F. Hartstein
President and
Chief Executive Officer
Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

________________________________
/S/ Keith F. Hartstein
President and
Chief Executive Officer
Date: August 27, 2007

_________________________________
/S/ Charles A. Rizzo
Chief Financial Officer
Date: August 27, 2007